UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025—April 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

High-Yield Tax-Exempt Fund Investor Shares - VWAHX

High-Yield Tax-Exempt Fund Admiral™ Shares - VWALX

Intermediate-Term Tax-Exempt Fund Investor Shares - VWITX

Intermediate-Term Tax-Exempt Fund Admiral™ Shares - VWIUX

Limited-Term Tax-Exempt Fund Investor Shares - VMLTX

Limited-Term Tax-Exempt Fund Admiral™ Shares - VMLUX

Long-Term Tax-Exempt Fund Investor Shares - VWLTX

Long-Term Tax-Exempt Fund Admiral™ Shares - VWLUX

Ultra-Short-Term Tax-Exempt Fund Investor Shares - VWSTX

Ultra-Short-Term Tax-Exempt Fund Admiral™ Shares - VWSUX

Municipal Money Market Fund Investor Shares - VMSXX

Tax-Exempt Bond Index Fund ETF Shares - VTEB

Tax-Exempt Bond Index Fund Admiral™ Shares - VTEAX

Intermediate-Term Tax-Exempt Bond ETF ETF Shares - VTEI

Core Tax-Exempt Bond ETF ETF Shares - VCRM

Short Duration Tax-Exempt Bond ETF ETF Shares - VSDM

Long-Term Tax-Exempt Bond ETF ETF Shares - VTEL

Vanguard High-Yield Tax-Exempt Fund

Investor Shares (VWAHX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$17,343
Number of Portfolio Holdings	3,368
Portfolio Turnover Rate	11%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	0.6%
1 to 3 Years	1.9%
3 to 5 Years	4.0%
5 to 10 Years	13.5%
10 to 20 Years	25.7%
20 to 30 Years	38.2%
Greater than 30 Years	10.2%
Other Assets and Liabilities—Net	5.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR44

Vanguard High-Yield Tax-Exempt Fund

Admiral™ Shares (VWALX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$17,343
Number of Portfolio Holdings	3,368
Portfolio Turnover Rate	11%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	0.6%
1 to 3 Years	1.9%
3 to 5 Years	4.0%
5 to 10 Years	13.5%
10 to 20 Years	25.7%
20 to 30 Years	38.2%
Greater than 30 Years	10.2%
Other Assets and Liabilities—Net	5.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5044

Vanguard Intermediate-Term Tax-Exempt Fund

Investor Shares (VWITX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$87,721
Number of Portfolio Holdings	16,196
Portfolio Turnover Rate	4%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	3.3%
1 to 3 Years	5.9%
3 to 5 Years	10.3%
5 to 10 Years	32.3%
10 to 20 Years	44.0%
20 to 30 Years	2.0%
Greater than 30 Years	0.4%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR42

Vanguard Intermediate-Term Tax-Exempt Fund

Admiral™ Shares (VWIUX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$87,721
Number of Portfolio Holdings	16,196
Portfolio Turnover Rate	4%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	3.3%
1 to 3 Years	5.9%
3 to 5 Years	10.3%
5 to 10 Years	32.3%
10 to 20 Years	44.0%
20 to 30 Years	2.0%
Greater than 30 Years	0.4%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR542

Vanguard Limited-Term Tax-Exempt Fund

Investor Shares (VMLTX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$34,691
Number of Portfolio Holdings	7,407
Portfolio Turnover Rate	11%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	17.6%
1 to 3 Years	20.5%
3 to 5 Years	27.0%
5 to 10 Years	26.6%
10 to 20 Years	1.0%
20 to 30 Years	4.0%
Greater than 30 Years	1.1%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR31

Vanguard Limited-Term Tax-Exempt Fund

Admiral™ Shares (VMLUX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$34,691
Number of Portfolio Holdings	7,407
Portfolio Turnover Rate	11%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	17.6%
1 to 3 Years	20.5%
3 to 5 Years	27.0%
5 to 10 Years	26.6%
10 to 20 Years	1.0%
20 to 30 Years	4.0%
Greater than 30 Years	1.1%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR531

Vanguard Long-Term Tax-Exempt Fund

Investor Shares (VWLTX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$18,962
Number of Portfolio Holdings	4,103
Portfolio Turnover Rate	13%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	0.7%
1 to 3 Years	2.5%
3 to 5 Years	2.9%
5 to 10 Years	13.7%
10 to 20 Years	35.7%
20 to 30 Years	34.6%
Greater than 30 Years	4.7%
Other Assets and Liabilities—Net	5.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR43

Vanguard Long-Term Tax-Exempt Fund

Admiral™ Shares (VWLUX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$18,962
Number of Portfolio Holdings	4,103
Portfolio Turnover Rate	13%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	0.7%
1 to 3 Years	2.5%
3 to 5 Years	2.9%
5 to 10 Years	13.7%
10 to 20 Years	35.7%
20 to 30 Years	34.6%
Greater than 30 Years	4.7%
Other Assets and Liabilities—Net	5.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR543

Vanguard Ultra-Short-Term Tax-Exempt Fund

Investor Shares (VWSTX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$17,787
Number of Portfolio Holdings	3,508
Portfolio Turnover Rate	22%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	41.6%
1 to 3 Years	25.3%
3 to 5 Years	21.9%
5 to 10 Years	6.5%
10 to 20 Years	1.1%
20 to 30 Years	1.7%
Greater than 30 Years	0.6%
Other Assets and Liabilities—Net	1.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR41

Vanguard Ultra-Short-Term Tax-Exempt Fund

Admiral™ Shares (VWSUX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$17,787
Number of Portfolio Holdings	3,508
Portfolio Turnover Rate	22%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	41.6%
1 to 3 Years	25.3%
3 to 5 Years	21.9%
5 to 10 Years	6.5%
10 to 20 Years	1.1%
20 to 30 Years	1.7%
Greater than 30 Years	0.6%
Other Assets and Liabilities—Net	1.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR541

Vanguard Municipal Money Market Fund

Investor Shares (VMSXX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Municipal Money Market Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$5	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$17,968
Number of Portfolio Holdings	1,101

Distribution by Effective Maturity % of Net Assets (as of April 30, 2026)

Table Summary
1 to 7 Days	90.2%
8 to 30 Days	1.3%
31 to 60 Days	1.2%
61 to 90 Days	2.6%
91 to 180 Days	2.1%
Over 180 Days	1.7%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR45

Vanguard Tax-Exempt Bond Index Fund

ETF Shares (VTEB) NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$45,686
Number of Portfolio Holdings	10,188
Portfolio Turnover Rate	7%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	4.3%
1 to 3 Years	7.9%
3 to 5 Years	7.7%
5 to 10 Years	19.0%
10 to 20 Years	30.4%
20 to 30 Years	26.6%
Greater than 30 Years	2.7%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4391

Vanguard Tax-Exempt Bond Index Fund

Admiral™ Shares (VTEAX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$45,686
Number of Portfolio Holdings	10,188
Portfolio Turnover Rate	7%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	4.3%
1 to 3 Years	7.9%
3 to 5 Years	7.7%
5 to 10 Years	19.0%
10 to 20 Years	30.4%
20 to 30 Years	26.6%
Greater than 30 Years	2.7%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR591

Vanguard Intermediate-Term Tax-Exempt Bond ETF

ETF Shares (VTEI) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Bond ETF (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,349
Number of Portfolio Holdings	5,421
Portfolio Turnover Rate	5%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	5.9%
1 to 3 Years	10.7%
3 to 5 Years	11.3%
5 to 10 Years	27.3%
10 to 20 Years	43.0%
20 to 30 Years	0.3%
Other Assets and Liabilities—Net	1.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV037

Vanguard Core Tax-Exempt Bond ETF

ETF Shares (VCRM) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Core Tax-Exempt Bond ETF (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,293
Number of Portfolio Holdings	2,141
Portfolio Turnover Rate	27%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	1.4%
1 to 3 Years	4.3%
3 to 5 Years	6.4%
5 to 10 Years	18.6%
10 to 20 Years	35.0%
20 to 30 Years	25.2%
Greater than 30 Years	9.7%
Other Assets and Liabilities—Net	(0.6%)

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV040

Vanguard Short Duration Tax-Exempt Bond ETF

ETF Shares (VSDM) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Short Duration Tax-Exempt Bond ETF (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$610
Number of Portfolio Holdings	2,470
Portfolio Turnover Rate	7%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	5.1%
1 to 3 Years	21.5%
3 to 5 Years	27.9%
5 to 10 Years	39.9%
10 to 20 Years	0.3%
20 to 30 Years	2.8%
Greater than 30 Years	1.3%
Other Assets and Liabilities—Net	1.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV039

Vanguard Long-Term Tax-Exempt Bond ETF

ETF Shares (VTEL) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Bond ETF (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$259
Number of Portfolio Holdings	3,848
Portfolio Turnover Rate	6%

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	0.0%
1 to 3 Years	0.0%
5 to 10 Years	0.2%
10 to 20 Years	50.5%
20 to 30 Years	44.5%
Greater than 30 Years	3.6%
Other Assets and Liabilities—Net	1.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV045

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2026
Vanguard High-Yield Tax-Exempt Fund

Contents
Financial Statements	1

High-Yield Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (93.9%)
Alabama (5.1%)
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Fred Marshall Court Project) PUT	3.150%	6/1/2028	600	601
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2050	3,695	3,903
[1]	Baldwin County IDA Economic Development Revenue (Novelis Corp. Project) PUT	5.000%	6/1/2032	22,500	22,987
[1]	Baldwin County IDA Resource Recovery Revenue (Novelis Corp. Project) PUT	4.625%	6/1/2032	4,225	4,258
[1]	Baldwin County IDA Resource Recovery Revenue (Novelis Corp. Project) PUT	4.300%	3/1/2033	17,000	16,662
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	11,785	12,683
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	31,675	33,241
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	28,430	28,646
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2033	37,025	38,889
[2]	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2033	975	1,040
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2035	12,980	13,430
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	20,000	20,054
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	7,500	7,877
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2036	30,000	30,914
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	32,705	33,979
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	15,000	15,684
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	35,105	36,849
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	38,350	40,686
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	7,290	7,727
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	12,090	12,216
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	40,220	42,637
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	615	623
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	11,000	11,515
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	14,945	15,505
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	24,325	25,910
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2046	5,000	4,698
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2051	7,450	6,411
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	29,055	29,749
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	710	763
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	13,050	14,239
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2054	2,085	2,109
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2054	2,115	2,139
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/2056	1,235	1,168
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	3,000	2,791
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	625	610
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	605	586
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	690	660
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	545	516
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	645	601
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	51,150	53,393
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	7,245	7,606
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2046	3,500	3,613
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	46,795	48,923
	Mobile County IDA Resource Recovery Revenue (AM/NS Calvert LLC Project)	5.000%	6/1/2054	10,050	9,739
	Mobile County IDA Resource Recovery Revenue (AM/NS Calvert LLC Project)	4.750%	12/1/2054	20,000	18,650
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/2036	2,820	2,820
	Selma Industrial Development Board Industrial Revenue	4.200%	5/1/2034	1,445	1,495
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	26,225	27,930
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	16,470	17,735
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	3,640	3,766
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	28,415	29,094
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	3,470	3,689
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	30,000	31,025
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	27,035	28,426
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	1,655	1,745
1

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	17,610	18,738
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	1,835	1,948
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	26,025	28,135
	University of Alabama College & University Revenue	4.000%	7/1/2042	2,715	2,710
					886,736
Alaska (0.0%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,820	1,986
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2056	580	642
					2,628
American Samoa (0.0%)
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2038	3,000	3,060
[1]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/2038	3,000	3,168
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	325	326
					6,554
Arizona (1.2%)
	Arizona IDA Charter School Aid Revenue	5.500%	11/1/2051	1,570	1,651
	Arizona IDA Charter School Aid Revenue	5.500%	11/1/2056	1,875	1,958
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2049	2,110	1,941
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.375%	7/1/2053	1,000	955
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2054	2,500	2,246
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.500%	7/1/2058	1,100	1,059
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/2040	925	870
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/2050	2,000	1,635
	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Fire Mesa & Red Rock Campus Project)	5.000%	7/15/2039	2,075	2,078
[1]	Arizona IDA Charter School Aid Revenue (Doral Academy of Northern Nevada Project)	4.000%	7/15/2056	475	355
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/2031	220	220
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/2041	805	732
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/2052	1,680	1,346
[1]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/2039	650	652
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	9,425	7,377
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/2040	1,510	1,503
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/2050	1,500	1,358
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	3.000%	12/15/2031	460	430
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/2041	725	636
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/2051	1,275	966
[1]	Arizona IDA Charter School Aid Revenue PUT	4.875%	7/1/2035	1,385	1,426
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,000	989
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2046	2,750	2,453
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2050	6,875	5,878
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.625%	5/1/2054	6,125	6,517
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	4,928	5,055
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2030	10,000	1
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/2050	22,275	2
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/2051	5,050	1
	Bullhead AZ Excise Taxes Sales Tax Revenue	4.000%	7/1/2052	2,885	2,601
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.000%	6/1/2029	36,400	36,756
[4]	Freddie Mac Pool	4.300%	1/1/2041	4,262	4,244
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/2033	250	252
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/2038	750	752
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/2041	425	390
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/2046	345	295
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/2051	580	471
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2051	1,750	1,399
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2054	2,525	2,315
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.250%	7/1/2055	2,000	1,900
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2056	1,350	1,051
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.500%	7/1/2060	1,000	978
[1]	Maricopa County IDA College & University Revenue	5.000%	10/1/2026	60	60
[1]	Maricopa County IDA College & University Revenue	5.125%	10/1/2030	425	413
[1]	Maricopa County IDA College & University Revenue	5.250%	10/1/2040	2,000	1,793
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,155	3,384
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,010	1,081
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	1,355	1,422
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	2,200	2,292
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2051	1,725	1,475
2

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	7.000%	5/1/2066	18,900	18,924
[1]	Maricopa County IDA Industrial Revenue	4.000%	10/15/2047	4,950	4,274
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	3,000	2,599
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2051	1,640	1,232
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/2052	2,150	1,863
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	9,400	6,823
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	700	509
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	2,000	1,735
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	13,000	13,703
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2055	5,000	5,299
[1]	Sierra Vista IDA Charter School Aid Revenue	5.500%	6/15/2036	6,080	5,945
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2055	5,685	5,774
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2060	6,740	6,822
[1]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/2058	8,525	8,149
[1]	Sierra Vista IDA Charter School Aid Revenue (Champion Schools Project)	6.375%	6/15/2064	1,635	1,652
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	1,500	1,461
	Yavapai County IDA Resource Recovery Revenue (Waste Management Inc. Project)	4.250%	3/1/2028	10,420	10,541
					214,919
Arkansas (0.4%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	5,045	5,048
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	3,090	3,091
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	1,425	1,425
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	975	975
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	1,000	1,000
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	6,080	6,113
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/2055	1,455	1,536
[1]	Arkansas Development Finance AuthorityIndustrial Revenue PUT	4.250%	3/3/2036	5,000	4,978
[5]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2050	1,355	1,441
[5]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2055	1,815	1,907
	Osceola AR Sewer Revenue PUT	7.000%	7/1/2026	37,000	37,064
	Searcy AR Sales & Use Tax Sales Tax Revenue	4.125%	11/1/2044	3,335	3,172
	University of Arkansas College & University Revenue	5.000%	12/1/2045	1,000	1,046
					68,796
California (9.1%)
[5]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	4,000	3,584
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/2042	4,250	4,640
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/2049	11,000	11,515
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/2054	9,000	9,307
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	5,540	6,023
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	35,000	37,692
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2036	21,515	22,492
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	11/1/2033	14,000	15,140
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	5,460	5,706
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	1,455	1,541
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	9,590	10,470
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	11,315	11,950
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	12,930	13,675
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	15,500	16,701
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	35,835	37,368
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	45,370	46,413
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	17,685	19,107
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	20,000	20,957
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	20,000	20,906
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	12,200	12,514
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	25,245	26,805
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	30,050	30,388
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	25,075	25,763
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	17,515	18,768
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	15,095	16,104
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2043	1,190	1,210
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2043	8,760	8,217
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2046	5,435	4,699
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2047	13,000	10,243
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	3,821	73
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2050	1,925	1,522
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	12,250	9,590
3

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	5,235	3,374
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	5,000	2,446
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	15,500	12,884
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/2056	9,045	6,193
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	2/1/2057	1,000	680
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,910	1,695
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,125	981
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/2055	6,170	1,299
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	6,000	7,144
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	1,000	1,170
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	3,950	4,563
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/2053	1,315	1,291
	California Enterprise Development Authority Private Schools Revenue (Milken Community School Project)	5.000%	7/1/2033	2,260	2,514
	California Enterprise Development Authority Private Schools Revenue (Milken Community School Project)	5.000%	7/1/2036	225	253
	California GO	3.000%	12/1/2043	1,500	1,296
	California GO	3.000%	12/1/2046	2,000	1,601
	California GO	5.000%	10/1/2047	4,805	5,210
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,740	1,939
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,495	1,601
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	4,085	4,517
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	4,060	4,583
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	11,999	12,263
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	4,434	4,597
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	1,869	1,891
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	20,910	20,783
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	12,276	11,840
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	3,108	3,141
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	10,107
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	7,000	7,010
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,485	1,490
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2054	11,500	11,576
[1]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2054	15,000	15,179
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.125%	7/1/2054	1,500	1,392
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.250%	7/1/2064	1,000	926
	California Municipal Finance Authority	4.050%	7/20/2041	2,848	2,651
[1]	California Municipal Finance Authority Charter School Aid Revenue (Belle Mente Montessori Academy Project)	5.000%	6/1/2028	210	212
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2029	440	440
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	2,050	2,074
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	780	807
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,810	2,169
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2046	720	726
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2049	3,875	3,659
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	7,550	6,487
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2055	3,960	4,000
	California Municipal Finance Authority Industrial Revenue (United Airlines Inc. Project)	4.000%	7/15/2029	5,000	5,029
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	1,250	1,263
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.327%	11/20/2040	5,402	5,355
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.327%	11/20/2040	3,195	3,019
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	3,544	3,303
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2052	2,090	1,886
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	8.000%	10/1/2045	840	840
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/2047	5,250	4,652
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.200%	6/15/2054	1,650	1,723
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/2064	2,000	2,097
	California Municipal Finance Authority Resource Recovery Revenue PUT	3.875%	3/1/2034	16,500	16,530
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.750%	9/1/2053	1,850	1,940
	California Municipal Finance Authority Transit Revenue	5.250%	9/1/2051	2,500	2,649
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2056	4,015	4,313
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2060	1,655	1,766
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/2037	2,300	2,465
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/2038	2,000	2,132
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	11/21/2045	1,200	1,250
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2046	1,545	1,449
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2051	1,110	996
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2056	1,380	1,214
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	12,110	11,499
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	30,170	27,924
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.625%	6/1/2065	3,370	3,560
4

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	7,065	7,566
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	5,125	5,131
[5]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	6,805	2,105
[1]	California School Finance Authority Charter School Aid Revenue	5.125%	7/1/2062	5,125	4,637
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2046	4,400	4,744
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2049	3,050	3,228
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2050	2,075	2,186
	California State University College & University Revenue	5.250%	11/1/2056	13,140	14,092
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2048	3,520	3,009
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2039	2,550	2,600
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2049	5,425	5,429
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2052	1,775	1,747
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/2051	1,985	1,687
[6]	Central Unified School District COP	5.250%	8/1/2050	2,125	2,254
[6]	Central Unified School District COP	5.250%	8/1/2054	2,500	2,632
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	5,045	5,365
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	2,145	2,288
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/2051	9,950	7,540
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/2056	5,000	3,850
[1]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2056	7,250	4,778
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/2043	1,000	858
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2045	4,750	3,837
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/2046	5,000	3,649
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/2046	2,000	1,693
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/2046	5,000	4,030
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/2046	13,050	10,908
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2046	2,000	1,644
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	9,405	8,021
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	8,605	7,437
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/2047	4,655	4,073
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/2047	5,625	4,876
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2048	3,000	2,132
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2054	3,500	3,067
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	7/1/2056	5,000	3,265
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2056	11,440	7,885
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/2056	8,685	6,418
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2056	19,795	17,768
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2056	6,500	5,098
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2056	1,135	785
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/2057	1,000	701
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2057	9,630	6,604
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	3/1/2057	3,000	2,224
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/2057	4,735	3,430
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/2057	7,175	5,108
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/2039	500	512
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	1,000	1,192
[1,4]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	9,241	8,410
[4]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	4,774	3,993
[4]	Freddie Mac Pool	3.400%	11/1/2040	3,924	3,575
[4]	Freddie Mac Pool	3.720%	1/1/2041	3,209	2,997
[1]	Golden State Connect Authority Telecom Revenue (Broadband Project)	6.500%	12/1/2060	2,000	1,964
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/2066	25,000	2,459
[1]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2061	10,500	9,299
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2052	2,630	2,254
[6]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2054	5,020	5,195
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2041	455	466
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2046	640	635
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	4,200	4,638
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2038	3,565	3,579
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2042	7,500	8,274
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2043	4,500	4,931
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2044	4,000	4,347
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	5,000	5,152
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2046	3,460	3,237
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/2047	18,000	18,968
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2049	13,735	12,363
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2050	10,000	10,514
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/2055	45,575	48,573
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,945	2,123
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	785	839
5

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	425	452
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	360	390
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	690	747
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	860	936
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,815	3,049
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	100	105
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	560	603
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,350	1,459
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	105	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	690	741
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	390	422
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	295	311
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,390	1,473
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	525	563
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	525	559
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	675	719
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	750	794
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	3,285	3,476
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	595	630
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	1,125	1,165
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	455	467
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	2,555	2,631
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	210	214
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	2,120	2,175
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	555	566
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,950	2,107
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	250	266
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	65	71
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	105	116
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	270	289
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	840	903
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	335	360
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	45	48
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	80	86
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	70	75
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	125	133
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	3,350	3,570
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	21,595	22,798
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	7,865	8,052
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.500%	5/1/2055	6,175	6,617
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/2032	5	5
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	1,785	2,135
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	1,920	2,297
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	5,040	6,101
[5]	Palomar Health GO	0.000%	8/1/2033	8,805	6,583
	Palomar Health GO	4.000%	8/1/2035	4,000	3,669
[5]	Palomar Health GO	7.000%	8/1/2038	10,740	11,767
[6]	Paramount Unified School District GO	3.000%	8/1/2050	2,000	1,509
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2042	10,000	4,948
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	6,500	3,037
	Sacramento CA Special Tax Revenue	4.000%	9/1/2046	2,905	2,627
	Sacramento CA Special Tax Revenue	4.000%	9/1/2050	1,600	1,385
	Sacramento CA Water Water Revenue	5.250%	9/1/2047	5,000	5,083
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2041	4,195	4,626
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2042	5,125	5,614
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2043	5,295	5,761
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2044	5,780	6,237
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2045	5,220	5,583
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2038	3,500	3,865
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2050	45,000	47,268
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	8,435	7,456
[6]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	11,310	9,917
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	1,855	1,857
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	6,425	6,849
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2042	8,240	7,273
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	5,000	5,392
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2055	20,000	20,752
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.500%	5/1/2055	29,975	31,827
6

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2044	5,000	5,371
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2049	9,890	8,903
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2049	4,450	4,661
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2050	2,845	2,541
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.500%	5/1/2055	21,900	23,270
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/2029	110	111
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/2029	270	273
[6]	San Francisco Community College District GO	3.000%	6/15/2045	5,000	4,155
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	1,000	895
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	4,525	4,939
	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/2053	1,500	1,553
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	15,445	16,153
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	525	561
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2038	3,080	3,375
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	175	186
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	9,955	10,451
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2050	2,755	2,064
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2049	2,500	2,174
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/2060	35,150	5,623
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	0.000%	6/1/2046	3,500	596
	University of California College & University Revenue	5.000%	11/15/2039	5,690	6,714
	University of California College & University Revenue	5.000%	5/15/2044	1,325	1,453
	University of California College & University Revenue	5.000%	5/15/2053	10,115	10,716
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	3,980	3,703
[5]	Val Verde Unified School District GO	3.000%	8/1/2047	1,730	1,370
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	2,800	2,721
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,415	1,336
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/2047	5,000	4,239
					1,577,238
Colorado (2.4%)
[6]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2050	5,875	6,304
[6]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2054	3,605	3,840
	Adams County CO COP	4.000%	12/1/2054	2,635	2,381
[6]	Adams County School District No. 1 COP	5.000%	12/1/2043	2,800	2,990
[6]	Adams County School District No. 1 COP	5.000%	12/1/2044	3,000	3,175
[6]	Adams County School District No. 1 COP	5.000%	12/1/2045	2,250	2,360
[1]	Aerotropolis Regional Transportation Authority Ad Valorem Property Tax Revenue	5.500%	12/1/2044	5,000	5,133
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2047	1,675	1,845
	Aurora CO COP	5.000%	12/1/2042	2,500	2,517
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/2051	15,000	14,852
	Berthoud CO COP	4.000%	12/1/2049	2,525	2,240
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2050	1,425	1,501
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2055	1,955	2,042
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/2028	500	496
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/2038	600	602
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/2047	1,200	1,106
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/2050	2,285	2,121
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/2055	13,000	12,370
[1]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/2040	1,100	1,105
	Canyons Metropolitan District No. 5 GO	6.500%	12/15/2054	3,150	3,154
	Centerra Metropolitan District No. 1 GO	4.000%	12/1/2029	1,120	1,122
[1]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	11,139	11,154
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/2031	423	383
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/2041	579	484
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/2050	1,125	1,126
	Colorado COP	6.000%	12/15/2040	5,000	5,774
	Colorado COP	6.000%	12/15/2041	3,570	4,115
	Colorado COP	4.000%	11/1/2049	1,400	1,260
	Colorado COP	4.000%	11/1/2053	3,365	2,983
	Colorado COP	5.000%	11/1/2053	4,285	4,447
7

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/2026	2,390	2,362
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/2027	2,515	2,422
[1]	Colorado Educational & Cultural Facilities Authority Economic Development Revenue (The Stanley Project)	6.875%	2/1/2059	12,000	12,660
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/2029	2,255	2,244
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,400	1,402
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	3,855	4,137
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	3,205	2,926
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2049	11,680	10,037
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2050	8,290	7,260
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	15,500	13,621
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2052	7,535	6,787
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2058	3,000	2,243
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2048	1,100	950
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	2,000	2,002
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2055	2,305	2,552
	Colorado School of Mines College & University Revenue	5.250%	12/1/2053	12,000	12,547
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	800	802
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2051	2,445	2,213
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2055	12,500	13,249
[6]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/2048	2,605	2,752
	Crowfoot Valley Ranch Metropolitan District No. 2 GO	6.125%	12/15/2054	2,855	2,793
	Del Norte CO Health, Hospital, Nursing Home Revenue (RIO Grande Hospital Refunding Project)	5.800%	12/1/2054	880	842
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	6/1/2029	700	730
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2033	10,000	10,078
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2037	700	789
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2038	1,000	1,122
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2039	1,250	1,396
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2040	750	834
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2041	1,000	1,109
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/2041	1,325	1,473
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2042	2,000	2,109
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2042	4,125	4,504
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2042	1,000	1,103
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2043	1,060	1,162
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2043	5,000	4,723
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/2045	8,750	9,492
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2048	32,850	29,158
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/2053	7,500	6,580
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2053	10,250	10,680
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	3,100	2,818
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.125%	12/1/2050	1,500	1,504
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	6.000%	12/1/2055	5,890	6,267
[1]	DIATC Metropolitan District GO	5.000%	12/1/2039	2,735	2,748
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/2051	3,000	2,813
	El Paso County School District No. 3 Widefield GO	5.250%	12/1/2055	1,500	1,573
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/2054	3,100	3,099
	Grand Junction CO Sales Tax Revenue	4.125%	3/1/2054	5,470	5,049
[5]	Grand River Hospital District GO	6.000%	12/1/2040	600	706
[5]	Grand River Hospital District GO	6.000%	12/1/2041	415	487
[5]	Grand River Hospital District GO	6.000%	12/1/2042	500	583
[5]	Grand River Hospital District GO	6.000%	12/1/2043	300	348
[5]	Grand River Hospital District GO	6.000%	12/1/2044	880	1,014
[5]	Grand River Hospital District GO	6.000%	12/1/2045	785	897
	Hess Ranch Metropolitan District No. 5 Special Assessment Revenue	6.000%	12/1/2043	1,100	1,140
[1]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/2051	3,860	3,050
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2045	1,090	1,241
[5]	Leyden Rock Metropolitan District GO	4.000%	12/1/2046	1,860	1,712
	Meridian Ranch Metropolitan District GO	6.750%	12/1/2052	3,425	3,514
[5]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/2046	3,906	3,673
	Mirabelle Metropolitan District No. 2 GO	6.125%	12/15/2049	2,100	2,100
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/2051	2,900	2,383
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/2051	1,465	1,466
	Parkdale Community Authority Intergovernmental Agreement Revenue	7.000%	12/15/2044	3,920	4,038
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/2046	2,150	2,268
[1]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/2027	720	722
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/2041	515	462
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/2051	650	530
[1]	Pueblo Urban Renewal Authority Tax Increment/Allocation Revenue (Evraz Project)	4.750%	12/1/2045	8,765	8,361
[5]	Rampart Range Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.250%	12/1/2050	1,000	1,040
8

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Rampart Range Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.250%	12/1/2055	1,500	1,547
	Redlands 360 Metropolitan District No. 2 GO	7.125%	12/1/2055	3,000	3,008
	Redlands 360 Metropolitan District No. 2 Special Assessment Revenue	6.250%	12/1/2045	1,250	1,267
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2034	1,650	1,667
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2035	490	493
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2036	4,715	4,727
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2038	400	395
	Reunion Metropolitan District Water Revenue	3.625%	12/1/2044	5,906	4,501
	Southglenn Metropolitan District GO	3.500%	12/1/2026	2,000	1,986
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2037	1,615	1,624
	St. Vrain Lakes Metropolitan District No. 2 GO	6.375%	11/15/2054	2,000	2,000
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	8.375%	12/15/2054	1,472	1,473
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.875%	12/15/2055	1,700	1,713
[1]	Sugar Creek Public Improvement Authority Intergovernmental Agreement Revenue	6.000%	12/1/2055	1,750	1,769
	Trails at Crowfoot Metropolitan District No. 3 GO	6.875%	12/15/2052	1,375	1,379
	University of Colorado College & University Revenue	4.000%	6/1/2051	1,000	901
[5]	Upper Eagle Regional Water Authority Water Revenue	4.000%	12/1/2050	1,440	1,302
[5]	Vauxmont Metropolitan District GO	3.250%	12/15/2050	3,400	2,956
[1]	West Meadow Metropolitan District GO	6.000%	12/1/2038	1,000	1,042
[1]	West Meadow Metropolitan District GO	6.500%	12/1/2050	2,750	2,830
[7]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/2026	0.000%	12/1/2050	1,000	976
					407,989
Connecticut (0.5%)
	Connecticut GO	3.000%	1/15/2038	2,070	1,916
	Connecticut GO	3.000%	1/15/2039	2,400	2,185
	Connecticut GO	3.000%	1/15/2040	4,815	4,322
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	1,460	1,568
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	2,110	2,318
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	640	694
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	1,725	1,731
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2049	3,500	2,728
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/2053	5,060	5,247
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.375%	7/1/2054	2,000	1,902
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,235	2,232
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,250	1,237
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,000	1,003
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	3,810	3,583
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,625	1,582
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	5,750	5,420
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	8,090	7,250
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2050	2,000	1,840
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	13,225	14,033
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Church Home of Hartford Inc. Project)	5.000%	9/1/2053	3,460	3,274
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/2051	4,490	3,985
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2030	825	839
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2050	6,065	5,407
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2034	3,690	3,775
[1]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2035	4,000	4,000
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/2042	1,000	1,003
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.500%	10/1/2055	3,810	3,938
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.250%	10/1/2060	1,695	1,713
[1]	Steel Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/2041	575	556
[1]	Steel Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/2051	1,655	1,416
					92,697
Delaware (0.5%)
[1]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	9,899	8,360
[1]	Bridgeville DE Special Obligation Revenue	5.250%	7/1/2044	870	875
[1]	Bridgeville DE Special Obligation Revenue	5.625%	7/1/2053	1,000	1,002
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2037	5,000	4,673
[1]	Delaware State Economic Development Authority Charter School Aid Revenue	6.000%	7/1/2055	1,915	1,939
[1]	Delaware State Economic Development Authority Charter School Aid Revenue	6.000%	7/1/2065	5,000	5,020
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	10,660	10,660
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	5,250	5,821
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	1,605	1,772
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,330	1,457
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2043	3,705	4,027
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	1,860	2,003
9

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	2,980	3,178
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	3,490	3,688
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	5,460	5,721
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	1,000	887
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2051	22,215	23,379
[1]	Millsboro DE Special Obligation Revenue	5.125%	7/1/2038	3,000	3,019
					87,481
District of Columbia (1.4%)
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2029	285	286
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2039	1,420	1,360
	District of Columbia Charter School Aid Revenue	5.625%	6/1/2044	500	491
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2050	5,000	4,562
	District of Columbia College & University Revenue	5.000%	10/1/2030	3,750	3,750
	District of Columbia College & University Revenue	5.000%	10/1/2045	12,260	11,676
	District of Columbia GO	5.000%	10/15/2044	5,000	5,169
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/2035	2,805	2,785
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/2039	2,430	2,367
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/2027	360	360
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2032	1,000	1,009
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2037	890	894
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2042	1,000	1,001
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2052	3,615	3,313
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	3.350%	6/1/2026	3,060	3,062
	District of Columbia Income Tax Revenue	5.250%	5/1/2048	10,000	10,581
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/2054	6,500	6,871
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	3,345	3,328
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	2,700	2,702
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2037	2,335	2,510
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2038	2,625	2,606
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2038	1,860	1,991
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2039	3,400	3,338
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2039	1,775	1,922
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2040	3,000	2,918
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2040	2,575	2,777
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2041	950	923
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2041	2,750	2,983
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2042	3,000	3,178
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2042	3,890	4,270
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.500%	10/1/2043	3,250	3,627
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2044	5,000	5,229
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2050	14,810	15,077
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2051	8,180	7,064
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.500%	10/1/2055	14,000	14,776
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	25,425	22,501
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	13,650	11,984
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	5,780	5,053
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	35,325	30,105
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	5,000	4,333
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	2,500	2,601
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	7,550	7,890
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	13,400	14,313
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	5,150	5,231
					244,767
Florida (5.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2056	3,025	3,329
	Braddock Lakes Community Development District Special Assessment Revenue	5.750%	5/1/2055	2,325	2,286
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	500	500
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	8,785	7,493
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.250%	9/1/2043	1,100	1,199
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.250%	9/1/2044	1,675	1,813
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.250%	9/1/2045	2,000	2,149
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.500%	9/1/2052	1,000	1,036
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.500%	9/1/2055	12,000	12,685
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2032	2,250	2,358
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2034	3,320	3,452
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/2053	3,125	2,870
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/2058	5,000	4,476
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/2029	1,280	1,261
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2036	3,190	3,227
10

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2039	6,610	6,479
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2046	4,830	4,542
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2049	6,035	5,475
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/2056	4,235	3,125
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/2056	24,135	21,050
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/2061	40,000	3,425
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2041	710	633
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2041	695	620
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2051	1,725	1,327
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2056	695	523
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/2038	2,210	2,207
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/2048	2,070	1,930
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2040	1,220	1,207
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2050	9,300	8,385
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2055	6,895	6,067
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2039	640	580
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2049	1,255	1,034
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2054	1,075	857
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/2055	1,000	924
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/2056	3,065	2,598
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,765	1,542
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	5,425	4,091
[1]	Capital Trust Authority Charter School Aid Revenue	5.250%	6/15/2059	1,000	912
[1]	Capital Trust Authority Charter School Aid Revenue (Academic Charter Schools Inc. Project)	5.250%	6/1/2054	2,365	2,120
[1]	Capital Trust Authority Charter School Aid Revenue (Academic Charter Schools Inc. Project)	5.250%	6/1/2064	2,610	2,282
[1]	Capital Trust Authority Charter School Aid Revenue (Imagine School at West Pasco Project)	6.500%	12/15/2058	2,000	1,822
[1]	Capital Trust Authority Charter School Aid Revenue (The Learning Center Project)	6.750%	6/15/2065	10,400	10,199
[1]	Capital Trust Authority Florida Educational Facilities Revenue (The Learning Center Project)	6.750%	6/15/2065	785	769
[5]	Collier County IDA Health, Hospital, Nursing Home Revenue (NCH Healthcare System Project)	5.000%	4/1/2035	6,165	6,851
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.750%	5/1/2054	1,000	1,011
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2045	12,925	11,456
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	1,325	1,139
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2038	1,015	1,017
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2039	1,050	1,050
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2040	1,050	1,036
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2041	1,170	1,150
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	3,280	3,352
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2054	5,000	4,566
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2036	625	552
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2041	765	629
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2046	930	696
[1]	Florida Development Finance Corp. Charter School Aid Revenue	6.000%	6/15/2055	3,190	3,261
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2056	4,275	2,910
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2054	840	811
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2059	900	858
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2040	1,000	979
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2050	7,950	7,066
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2035	650	624
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2045	600	504
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2055	1,260	963
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/2057	625	573
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2057	710	651
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/2040	1,700	1,626
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2051	6,200	5,726
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	2,000	2,147
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2046	4,300	4,497
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2047	2,750	2,852
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/2051	7,500	7,824
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	1,810	1,959
[1]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.250%	6/1/2059	1,000	962
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2050	5,000	4,339
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.125%	12/1/2054	3,000	2,600
11

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	10,000	7,415
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.080%	6/1/2026	2,165	2,165
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	2,025	2,028
	Florida Local Government Finance Commission Charter School Aid Revenue (Cornerstone Charter Academy Project)	5.875%	10/1/2061	1,765	1,727
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.750%	11/15/2055	3,165	3,304
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.875%	11/15/2064	6,770	7,069
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	7,420	7,989
[4]	Freddie Mac Pool	3.300%	8/1/2039	4,870	4,505
[1]	Gas Worx Community Development District Special Assessment Revenue	6.000%	5/1/2057	2,145	2,183
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2038	1,025	1,022
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.250%	10/1/2044	7,000	7,516
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2049	5,000	4,386
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2052	11,750	10,127
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue (United Airlines Inc. Project)	5.500%	11/1/2036	3,000	3,200
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue (United Airlines Inc. Project)	5.500%	11/1/2037	8,000	8,508
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/2054	18,890	19,197
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/2055	750	744
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2036	3,475	3,489
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2037	3,075	3,074
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2038	4,350	4,318
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.500%	11/15/2054	1,385	1,474
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2045	9,280	8,722
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2050	29,575	25,984
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2029	180	180
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2039	1,255	1,205
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2049	825	721
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2054	1,675	1,415
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,510	1,611
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,595	1,684
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	2,305	2,413
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2043	4,520	4,922
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2044	5,000	5,395
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2045	2,750	2,958
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2046	2,500	2,656
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2047	3,375	3,548
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2049	8,500	8,812
	Lee County FL Airport Port, Airport & Marina Revenue	5.500%	10/1/2051	18,000	19,115
	Lee County FL Airport Port, Airport & Marina Revenue	5.500%	10/1/2056	20,500	21,622
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	5,000	5,166
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2054	7,000	6,768
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Inc. Project)	5.250%	10/1/2052	1,000	941
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project) PUT	5.000%	4/1/2035	4,050	4,525
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/2026	1,465	1,474
	Manatee County FL Appropriations Revenue	5.500%	10/1/2053	9,870	10,505
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2046	5,500	4,884
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2051	6,500	5,546
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2042	10,000	11,059
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	1,280	1,281
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/2050	2,000	1,809
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2036	3,025	3,045
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/2050	7,500	7,752
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.500%	10/1/2055	2,250	2,362
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	15,000	15,899
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2044	3,250	1,456
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2043	1,045	1,074
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	3,915	3,550
[6]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2051	1,675	1,488
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	2,930	2,652
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	6,325	5,470
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/2040	1,677	1,689
[1]	Miami-Dade County IDA Charter School Aid Revenue	6.375%	6/1/2065	2,250	2,283
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2035	7,970	7,919
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2040	5,850	5,760
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2048	11,265	10,451
[1]	Miami-Dade County IDA Local or Guaranteed Housing Revenue PUT	5.375%	7/1/2036	20,755	21,448
12

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2039	7,220	7,252
[5]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2045	17,200	15,901
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.250%	10/1/2052	10,000	10,170
[1]	Normandy Community Development District Special Assessment Revenue	5.300%	5/1/2044	985	987
[1]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/2054	1,475	1,407
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/2054	505	514
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2042	2,795	2,764
[1]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2055	1,000	1,012
[1]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2060	1,000	1,008
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	16,025	13,785
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2056	25,315	26,290
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2035	1,500	1,012
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2039	2,745	1,522
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2040	2,850	1,485
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2041	1,000	491
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2044	3,250	3,293
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	10,000	8,540
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/2048	3,900	3,885
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/2053	2,195	2,138
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2041	1,850	2,024
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2042	1,500	1,631
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2043	1,025	1,108
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2044	1,220	1,308
[1]	Palm Beach County FL College & University Revenue	5.750%	10/1/2065	7,000	7,188
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.125%	6/1/2054	5,000	4,957
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,110	2,111
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	630	611
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	12,410	10,894
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	11/1/2050	8,690	9,099
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2055	2,500	2,513
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2056	4,630	3,770
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	5/15/2061	2,520	2,533
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Green Cay Life Plan Village Project)	11.500%	7/1/2027	6,000	9,052
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Green Cay Life Plan Village Project) BAN	11.500%	7/1/2027	630	631
	Parrish Lakes Community Development District Special Assessment Revenue	5.800%	5/1/2054	1,315	1,318
[1]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	2,500	2,674
[5]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2044	3,775	4,068
[5]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.750%	9/1/2054	10,675	11,456
	Pasco County FL Solid Waste Disposal & Resource Recovery System Resource Recovery Revenue	5.500%	10/1/2051	1,500	1,544
	Pasco County FL Solid Waste Disposal & Resource Recovery System Resource Recovery Revenue	5.500%	10/1/2056	2,500	2,565
	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2042	1,580	1,721
	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2043	1,125	1,217
	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2044	1,575	1,690
	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2045	2,890	3,073
	Pensacola FL Airport Port, Airport & Marina Revenue	5.500%	10/1/2055	8,405	8,767
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/2046	1,685	1,316
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	5.000%	6/1/2056	2,605	2,177
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/2038	1,345	1,355
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/2029	3,495	3,561
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/2039	1,000	1,010
	Pinery Community Development District Special Assessment Revenue	5.600%	5/1/2046	765	769
	Pinery Community Development District Special Assessment Revenue	5.875%	5/1/2056	1,750	1,731
[1,3]	Polk County FL IDA Industrial Revenue	5.875%	1/1/2033	3,750	750
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2027	2,000	2,008
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2028	2,310	2,321
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2029	1,400	1,408
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2030	1,000	1,005
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2032	1,185	1,190
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/2052	14,440	12,588
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2051	1,660	1,285
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2056	1,660	1,238
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/2049	10,155	9,191
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/2054	6,145	5,643
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/2044	5,605	4,520
13

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sunrise Community Development District Special Assessment Revenue	5.875%	5/1/2055	3,100	3,013
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2045	7,680	7,017
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	1,195	467
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2053	2,600	632
	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2055	1,500	1,469
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/2055	725	721
[1]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.625%	1/1/2060	3,200	3,172
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	6.000%	5/1/2054	1,585	1,615
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.375%	5/1/2043	1,145	1,179
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.600%	5/1/2053	1,725	1,731
	Woodlands Section 9 Community Development District Special Assessment Revenue	5.700%	5/1/2046	1,135	1,137
	Woodlands Section 9 Community Development District Special Assessment Revenue	6.000%	5/1/2056	3,250	3,239
					885,192
Georgia (2.5%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2039	4,500	4,847
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/2041	7,000	7,606
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/2042	8,290	8,959
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2043	5,500	5,960
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2049	5,300	5,545
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2050	6,000	6,254
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2054	9,700	10,051
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.500%	7/1/2055	1,260	1,334
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	1,335	1,337
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,300	1,305
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	4.700%	2/1/2029	835	838
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Wealthstar Health System Inc. Project)	5.125%	4/1/2053	12,500	12,769
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2034	810	826
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	200	205
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	445	456
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	490	502
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	245	251
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2055	10,040	10,253
	Cartersville GA Water & Sewer Water Revenue	5.000%	6/1/2048	1,750	1,859
	Cartersville GA Water & Sewer Water Revenue	5.000%	6/1/2056	3,500	3,645
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2034	400	408
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	400	406
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	16,035	13,949
[5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	17,975	15,924
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2045	685	753
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	2,085	2,264
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2053	2,240	2,413
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.750%	4/1/2053	6,020	6,476
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/2051	2,385	2,079
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/2037	1,140	1,140
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2039	1,030	1,044
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2035	4,205	4,197
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	4,730	4,731
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	7,395	7,379
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,470	1,477
	Douglasville-Douglas County Water & Sewer Authority Water Revenue	5.000%	6/1/2048	1,220	1,284
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.250%	10/1/2054	2,360	2,390
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2046	1,015	1,066
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2047	1,960	2,041
	Fulton County Development Authority College & University Revenue	5.250%	6/1/2056	13,075	13,527
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/2050	5,000	4,307
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	4,050	4,051
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2051	3,540	2,873
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/2054	3,000	2,809
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2056	9,470	7,430
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2051	6,000	5,211
14

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/2054	5,000	4,173
[1]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/2054	5,750	5,417
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2039	30	31
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	5,300	5,424
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2064	6,710	6,881
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/2042	1,265	1,280
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2027	780	802
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2035	3,750	4,045
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2036	2,730	2,953
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2043	2,420	2,455
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	1,735	1,757
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	1,850	1,876
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	23,000	24,315
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	1,270	1,334
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	22,840	24,186
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	2,095	2,229
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	23,160	24,703
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	21,035	22,532
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	27,855	29,481
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	36,455	39,220
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	8,960	9,627
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	6,225	6,589
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	2,295	2,601
	Savannah Georgia Convention Center Authority Economic Development Revenue	5.250%	6/1/2061	1,250	1,239
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.125%	10/1/2039	1,635	1,436
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.250%	10/1/2049	4,940	3,852
					426,869
Guam (0.2%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/2034	390	419
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/2035	265	286
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/2036	685	737
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/2040	525	558
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/2043	1,250	1,308
	Guam Department of Education COP	4.250%	2/1/2030	1,380	1,380
	Guam Department of Education COP	5.000%	2/1/2040	6,280	6,320
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	250	269
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2042	1,005	1,079
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	345	375
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2044	250	270
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2045	1,250	1,289
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2045	305	327
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2050	7,250	7,444
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	1,000	1,040
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2035	4,350	4,561
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2040	4,150	4,320
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	695	690
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/2039	2,205	2,043
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2035	500	535
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	195	210
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	220	236
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	2,485	2,590
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	1,350	1,422
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	1,125	1,172
	Port Authority of Guam Port, Airport & Marina Revenue	5.000%	7/1/2035	720	733
					41,613
Hawaii (0.1%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2042	1,755	1,883
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2043	1,500	1,599
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2044	1,065	1,126
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2045	1,600	1,676
	Hawaii Airports System Port, Airport & Marina Revenue	5.250%	7/1/2051	2,500	2,607
	Hawaii Airports System Port, Airport & Marina Revenue	5.500%	7/1/2054	5,000	5,337
	Hawaii County HI GO	5.250%	9/1/2047	1,000	1,085
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	3.200%	7/1/2039	6,765	5,835
					21,148
Idaho (0.1%)
[1]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/2053	879	897
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2038	1,335	1,322
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2040	1,445	1,396
15

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2046	2,150	1,946
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2051	3,100	2,678
[1]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/2051	11,956	11,547
[5]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2051	1,435	1,536
[5]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2057	2,555	2,721
					24,043
Illinois (6.3%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	250	254
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2038	1,000	1,056
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2041	1,500	1,562
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2042	1,230	1,314
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2043	1,265	1,344
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2045	1,925	1,914
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	25,275	26,516
[8]	Chicago Board of Education GO	0.000%	12/1/2030	1,585	1,337
[8]	Chicago Board of Education GO	0.000%	12/1/2030	5,100	4,303
	Chicago Board of Education GO	5.000%	12/1/2030	2,055	2,104
[8]	Chicago Board of Education GO	0.000%	12/1/2031	15,000	12,130
[8,9]	Chicago Board of Education GO	0.000%	12/1/2031	2,435	2,002
	Chicago Board of Education GO	5.000%	12/1/2031	1,100	1,120
	Chicago Board of Education GO	5.000%	12/1/2032	1,500	1,528
[5]	Chicago Board of Education GO	5.000%	12/1/2034	1,250	1,287
	Chicago Board of Education GO	5.000%	12/1/2035	1,000	1,010
	Chicago Board of Education GO	5.000%	12/1/2036	5,000	5,047
	Chicago Board of Education GO	4.000%	12/1/2038	3,000	2,759
	Chicago Board of Education GO	5.000%	12/1/2038	4,970	4,981
	Chicago Board of Education GO	4.000%	12/1/2039	12,250	11,125
	Chicago Board of Education GO	6.000%	12/1/2039	6,500	7,080
	Chicago Board of Education GO	4.000%	12/1/2040	1,250	1,120
	Chicago Board of Education GO	4.000%	12/1/2041	11,000	9,810
	Chicago Board of Education GO	5.000%	12/1/2041	3,790	3,722
	Chicago Board of Education GO	4.000%	12/1/2043	1,000	871
	Chicago Board of Education GO	6.000%	12/1/2043	5,500	5,866
	Chicago Board of Education GO	6.000%	12/1/2043	2,650	2,827
	Chicago Board of Education GO	6.000%	12/1/2044	7,675	8,116
	Chicago Board of Education GO	4.000%	12/1/2047	6,250	5,019
	Chicago Board of Education GO	5.000%	12/1/2047	3,880	3,500
	Chicago Board of Education GO	5.875%	12/1/2047	10,000	10,074
	Chicago Board of Education GO	6.000%	12/1/2049	27,500	28,190
	Chicago Board of Education GO	5.750%	12/1/2050	20,000	19,844
	Chicago Board of Education GO	6.250%	12/1/2050	48,835	51,273
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2050	5,250	5,479
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2055	6,095	6,321
	Chicago IL GO	0.000%	1/1/2031	4,915	4,128
	Chicago IL GO	5.000%	1/1/2033	3,920	4,047
	Chicago IL GO	5.000%	1/1/2034	10,130	10,587
	Chicago IL GO	4.000%	1/1/2038	12,994	12,106
[8]	Chicago IL GO	0.000%	1/1/2039	5,250	2,995
	Chicago IL GO	5.500%	1/1/2039	2,580	2,685
	Chicago IL GO	4.000%	1/1/2040	4,041	3,666
	Chicago IL GO	5.500%	1/1/2040	1,000	1,037
	Chicago IL GO	5.500%	1/1/2041	1,000	1,022
	Chicago IL GO	5.500%	1/1/2043	5,880	5,976
	Chicago IL GO	4.000%	1/1/2044	5,644	4,814
	Chicago IL GO	5.000%	1/1/2044	19,550	19,098
	Chicago IL GO	6.000%	1/1/2044	1,010	1,095
	Chicago IL GO	5.000%	1/1/2045	20,330	19,591
	Chicago IL GO	6.000%	1/1/2045	505	543
	Chicago IL GO	4.000%	1/1/2049	8,252	6,454
	Chicago IL GO	6.000%	1/1/2050	20,255	21,121
[6]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2040	1,715	1,861
[5]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2058	1,000	1,031
[5]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	5,570	5,750
[5]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	16,930	17,684
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	5,890	6,277
[6]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/2038	1,000	1,112
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	4,000	4,250
[6]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/2039	1,820	2,015
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2040	5,000	5,287
16

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/2040	1,535	1,692
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	4,000	4,201
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	6,365	6,426
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	10,930	11,034
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	3,365	3,382
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	7/1/2039	1,400	1,560
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	7/1/2040	1,000	1,107
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	7/1/2041	800	881
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	2,200	2,384
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2043	2,625	2,774
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2043	1,700	1,830
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2044	1,350	1,442
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2045	2,000	2,118
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2045	10,000	10,591
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	3,080	3,226
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.375%	1/1/2053	4,845	4,425
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2055	11,475	11,946
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2059	9,000	9,292
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2060	40,085	41,493
[6]	Chicago Park District GO	5.000%	1/1/2037	1,240	1,312
[6]	Chicago Park District GO	5.000%	1/1/2040	1,880	1,972
	Chicago Park District GO	5.000%	1/1/2042	1,210	1,274
	Chicago Park District GO	5.000%	1/1/2044	1,210	1,261
	Chicago Park District GO	5.000%	1/1/2045	2,360	2,443
	Chicago Park District GO	5.000%	1/1/2045	1,600	1,673
	Chicago Park District GO	5.000%	1/1/2046	1,100	1,142
	Chicago Park District GO	5.000%	1/1/2047	1,750	1,803
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2049	12,690	11,175
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	15,000	15,345
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	3,500	2,918
[6]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	6,120	5,304
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2056	10,000	10,584
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2059	4,255	4,503
	Cook County IL Local or Guaranteed Housing Revenue (Deerfield Supportive Living Project)	6.500%	1/1/2045	1,000	1,023
[5]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2036	1,000	925
[1]	Evergreen Park IL Sales Tax Revenue	4.375%	12/1/2036	5,850	5,511
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2044	1,000	937
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2037	1,750	1,553
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2037	12,325	11,719
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2039	1,000	869
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2039	1,695	1,592
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2041	2,115	1,815
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2044	2,180	1,925
[1]	Illinois Finance Authority College & University Revenue	5.875%	9/1/2046	16,250	16,094
	Illinois Finance Authority College & University Revenue	5.250%	10/1/2052	2,385	2,309
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.650%	5/1/2031	470	468
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	4,555	4,555
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	2,425	2,397
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	4,459	134
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2037	3,545	3,506
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	1,100	1,081
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	6,500	6,329
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	6,795	6,661
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,340	1,439
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2042	5,000	5,094
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2045	4,105	4,105
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/2047	10,000	9,250
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2048	4,000	3,486
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	9,540	8,467
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2050	3,500	2,969
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	4/1/2051	1,500	1,589
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.500%	3/1/2055	3,903	3,586
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	4/1/2056	11,500	12,079
[1]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2049	1,100	1,046
[1]	Illinois Finance Authority Port, Airport & Marina Revenue PUT	4.800%	7/2/2035	12,000	12,410
[1]	Illinois Finance Authority Port, Airport & Marina Revenue PUT	4.800%	7/2/2035	3,000	3,102
[1]	Illinois Finance Authority Revenue PUT	4.125%	12/31/2034	5,000	4,993
[1]	Illinois Finance Authority Revenue PUT	4.125%	12/31/2034	5,000	4,993
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/2028	1,085	1,103
	Illinois GO	4.125%	10/1/2036	4,500	4,521
17

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	4.000%	7/1/2037	8,010	7,935
	Illinois GO	4.000%	10/1/2037	1,000	988
	Illinois GO	4.000%	10/1/2038	5,000	4,894
	Illinois GO	4.000%	3/1/2039	1,550	1,511
	Illinois GO	5.250%	5/1/2039	4,990	5,363
	Illinois GO	5.500%	5/1/2039	1,500	1,592
	Illinois GO	4.000%	10/1/2039	2,475	2,400
	Illinois GO	5.250%	5/1/2040	5,805	6,212
	Illinois GO	3.000%	12/1/2040	2,500	2,090
	Illinois GO	5.250%	5/1/2041	6,850	7,295
	Illinois GO	4.000%	10/1/2041	2,000	1,907
	Illinois GO	4.000%	10/1/2041	1,340	1,278
	Illinois GO	5.500%	3/1/2042	3,000	3,220
	Illinois GO	5.250%	5/1/2042	6,565	6,959
	Illinois GO	4.000%	10/1/2042	2,675	2,536
	Illinois GO	5.250%	5/1/2043	4,425	4,669
	Illinois GO	5.250%	5/1/2043	4,300	4,604
	Illinois GO	5.250%	5/1/2045	5,060	5,333
	Illinois GO	5.750%	5/1/2045	7,095	7,485
	Illinois GO	4.250%	10/1/2045	4,250	4,067
	Illinois GO	5.250%	5/1/2047	2,915	3,020
	Illinois GO	5.500%	5/1/2047	10,415	10,864
	Illinois GO	5.250%	5/1/2048	5,000	5,157
	Illinois GO	5.000%	12/1/2048	10,000	10,100
	Illinois GO	5.250%	5/1/2049	3,500	3,595
	Illinois Sales Tax Revenue	5.000%	6/15/2042	15,000	16,143
	Illinois Sales Tax Revenue	5.000%	6/15/2043	15,000	15,995
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	3,605	3,755
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	10,555	11,375
	Knox Warren Etc Counties Community College District No. 518 Carl Sandburg GO	5.000%	12/1/2035	6,830	6,834
[5]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2039	1,175	1,257
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	10,000	8,116
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2032	3,700	2,945
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	6,000	4,588
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	10,000	6,210
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	10,000	5,477
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2041	475	251
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2056	34,500	7,442
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2036	625	426
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2037	675	438
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2038	2,000	1,235
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2038	3,025	1,822
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2039	1,850	1,087
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2039	3,760	2,154
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	5,000	5,146
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	12,000	5,406
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	16,275	14,627
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	31,725	27,204
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2040	3,935	3,943
[6]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	11,800	3,349
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/2051	4,940	4,461
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2041	12,925	12,988
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	12,990	13,264
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/2042	5,000	4,894
[5]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/2058	5,350	5,656
[6]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2040	2,600	2,821
[6]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2031	13,330	11,297
					1,087,865
Indiana (0.6%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	1/15/2043	1,625	1,786
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.250%	10/1/2056	1,000	1,002
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	6,670	7,314
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	3,895	4,241
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,560	1,686
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/15/2044	2,500	2,549
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	6,000	6,124
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	5.750%	5/15/2060	5,000	5,066
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.750%	3/1/2054	5,000	5,139
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2035	6,065	6,771
18

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2037	5,195	5,647
[1,3]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/2039	8,500	485
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	1,200	1,203
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2060	900	870
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/2064	3,940	3,903
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2042	500	547
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2044	600	651
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2045	625	674
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/2053	5,000	5,225
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	6.000%	3/1/2053	3,500	3,632
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	6,850	7,114
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/2035	1,100	1,185
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/2036	1,450	1,573
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/2037	1,380	1,491
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2054	4,750	4,907
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.500%	1/1/2034	2,845	2,903
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.875%	1/1/2044	4,750	4,806
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	5.000%	1/1/2054	11,950	11,533
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	10,000	10,394
					110,421
Iowa (0.3%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/2027	1,000	1,005
	Guthrie County Hospital Health, Hospital, Nursing Home Revenue BAN	4.500%	2/1/2029	1,085	1,086
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2038	500	538
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2039	1,000	1,070
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2045	2,370	2,461
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2046	500	434
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2048	3,620	3,479
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	3,330	3,308
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/2055	2,980	3,075
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/2059	3,675	3,449
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	5.750%	10/1/2055	1,500	1,525
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	5.875%	10/1/2065	3,150	3,196
[1]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Tamid Waterloo Project)	8.250%	1/1/2052	5,000	3,983
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2040	2,500	2,557
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2045	3,380	2,940
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2050	5,700	4,673
	Iowa Higher Education Loan Authority College & University Revenue (University of Dubuque Project)	6.000%	10/1/2055	2,500	2,598
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	6,200	5,392
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/2065	9,635	1,382
					48,151
Kansas (0.2%)
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,500	1,434
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,000	1,801
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/2046	1,205	1,029
	Manhattan KS Health, Hospital, Nursing Home Revenue	5.500%	6/1/2060	2,000	1,999
[1]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/2034	605	634
[5]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/2041	1,135	1,193
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	3/1/2051	10,000	10,714
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	3/1/2054	10,120	10,792
[6]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/2055	1,595	1,656
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/2040	1,230	1,232
[1]	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	5.500%	3/1/2046	3,330	3,330
					35,814
Kentucky (1.4%)
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/2026	12,250	12,142
[6]	Fayette County KY School District GO	4.125%	6/1/2050	31,290	29,148
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/2032	9,300	9,268
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/2042	7,475	7,364
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/2042	8,500	8,374
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/2052	12,000	11,130
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/2052	12,000	11,130
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2035	9,095	9,133
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	5,000	5,018
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,615	1,619
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	24,750	25,233
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	32,280	34,149
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	20,615	21,637
19

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	9,390	9,484
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	10,805	11,526
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	16,455	17,442
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.400%	7/1/2033	3,065	3,517
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/2039	3,000	3,405
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/2041	1,150	1,306
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2040	1,290	1,420
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2043	1,345	1,295
	Louisville Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2030	3,935	3,941
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	1,475	1,575
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,715	2,891
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,000	1,058
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/2028	1,000	1,016
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2049	1,000	1,042
					246,263
Louisiana (1.2%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,800	2,701
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2050	3,145	3,298
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2054	3,325	3,471
[4]	Freddie Mac Pool	3.650%	12/1/2037	3,457	3,289
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.500%	6/15/2038	1,000	1,005
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.625%	6/15/2048	4,490	4,390
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2050	1,340	1,464
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2055	1,930	2,101
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	4,525	4,414
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.375%	6/15/2053	5,250	5,343
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.150%	6/15/2055	4,045	4,127
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.000%	6/15/2059	2,165	2,180
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.500%	6/15/2059	4,915	5,010
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2046	3,300	3,327
[5]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2055	5,250	5,450
[5]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2065	8,200	8,506
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.250%	10/1/2053	5,000	4,923
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2037	385	419
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2038	250	271
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2039	275	297
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,815	1,899
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,265	2,365
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	17,545	18,179
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/2028	4,000	4,143
	Louisiana Public Facilities Authority Highway Revenue	5.500%	9/1/2059	22,695	22,953
	Louisiana Public Facilities Authority Highway Revenue	5.750%	9/1/2064	52,610	54,047
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/2040	6,000	6,504
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/2041	8,500	9,152
[5]	Shreveport LA GO	5.000%	3/1/2049	1,000	1,028
[5]	Shreveport LA GO	5.000%	3/1/2054	1,495	1,520
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2035	500	503
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2036	1,045	1,047
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2038	775	766
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2041	630	600
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2042	1,065	1,002
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebone General Medical Center Project)	5.500%	4/1/2051	3,990	4,203
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.500%	4/1/2055	5,445	5,707
					201,604
Maine (0.3%)
	Finance Authority of Maine College & University Revenue	5.250%	7/1/2043	1,345	1,470
	Finance Authority of Maine College & University Revenue	5.250%	7/1/2045	1,495	1,610
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2050	1,375	1,467
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2055	5,500	5,794
20

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2034	750	752
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2046	2,000	1,781
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2051	4,820	4,057
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	4,500	4,160
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	10,725	9,344
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,240	2,468
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	1,120	1,240
	University of Maine System College & University Revenue	5.500%	3/1/2052	4,475	4,689
	University of Maine System College & University Revenue	5.500%	3/1/2057	5,850	6,113
	University of Maine System College & University Revenue	5.500%	3/1/2062	7,635	7,978
					52,923
Maryland (1.4%)
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/2039	650	600
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/2039	200	189
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/2046	750	665
[4]	Freddie Mac Pool	3.850%	5/1/2039	1,708	1,638
[1]	Frederick County MD College & University Revenue	5.000%	9/1/2045	2,100	1,879
[1]	Frederick County MD Tax Increment/Allocation Revenue	4.625%	7/1/2043	4,800	4,813
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2044	1,250	1,210
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2046	7,205	6,765
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/2028	300	300
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/2034	1,000	997
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2034	5,000	4,753
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	1,895	1,965
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/2054	2,020	2,145
[2]	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	2,125	2,384
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2037	1,350	1,345
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2038	1,300	1,289
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2039	1,800	1,762
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2040	1,500	1,451
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2041	1,600	1,529
[5]	Maryland Department of Transportation Port, Airport & Marina Revenue	5.250%	8/1/2041	1,775	1,947
[5]	Maryland Department of Transportation Port, Airport & Marina Revenue	5.250%	8/1/2042	1,850	2,014
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2051	8,000	6,912
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.000%	6/1/2052	15,000	15,463
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	4.000%	9/1/2040	6,005	5,516
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	4.000%	9/1/2050	7,620	6,337
[5]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.750%	7/1/2064	2,500	2,706
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2027	145	147
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2028	175	178
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2029	190	193
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2030	325	329
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2031	375	380
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2032	325	329
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/2039	1,100	1,058
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/2044	2,695	2,439
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/2037	2,600	2,718
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2037	2,700	2,817
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/2038	3,000	3,123
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2038	2,350	2,441
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2039	4,125	4,269
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/2042	3,120	3,195
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2042	7,415	7,594
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/2042	2,500	2,165
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.500%	6/1/2047	2,250	2,241
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2051	1,000	854
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2055	1,250	1,043
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,100	1,097
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	545	567
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2036	5,030	5,090
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,250	1,234
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	250	244
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	8,585	7,623
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	1,500	1,260
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	10,000	10,362
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2051	4,000	4,133
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2052	3,500	3,640
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2053	3,360	3,411
21

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2054	21,720	22,432
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	10,285	10,819
[5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	3,695	3,934
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2056	3,835	4,019
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2036	7,050	7,823
[1,10]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.160%	7/1/2041	14,890	14,890
	Maryland State Transportation Authority Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	6/1/2034	6,760	6,781
[11]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	2.950%	7/1/2055	2,000	1,362
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/2047	6,030	5,513
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2047	5,120	4,759
					237,080
Massachusetts (1.7%)
	Ashland MA GO	3.000%	8/1/2047	4,000	3,236
	Ashland MA GO	3.000%	8/1/2052	3,500	2,643
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2054	1,620	1,516
	Commonwealth of Massachusetts GO	3.000%	2/1/2038	10,000	9,261
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	20,000	20,630
	Commonwealth of Massachusetts GO	5.000%	8/1/2054	7,830	8,092
	Commonwealth of Massachusetts GO	5.000%	4/1/2055	14,670	15,182
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	19,390	20,028
	Lowell MA GO	2.000%	9/1/2040	1,460	1,089
	Lowell MA GO	2.000%	9/1/2041	1,440	1,051
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	8,805	9,325
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	5,000	5,309
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	1,000	1,084
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2039	580	546
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2041	4,500	3,979
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	2,500	2,442
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	2,450	2,177
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2048	2,000	1,860
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	6,115	4,755
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2050	4,500	3,653
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2050	1,500	1,021
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2052	2,500	2,367
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	5,575	4,134
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	950	949
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	995
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,050	1,038
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,100	1,080
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,150	1,121
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,200	1,160
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,175	1,097
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,100	1,066
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,825	1,658
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	500	504
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	825	933
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	415	465
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	400	446
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	9,360	9,077
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	155	172
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,295	2,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2042	2,000	2,192
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	1,085	966
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	8,635	7,491
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	110	119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2044	1,500	1,615
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	130	140
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2045	1,405	1,567
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2045	3,000	2,275
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2045	1,830	1,897
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2045	2,075	2,210
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	520	445
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	575	612
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	4,000	3,357
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	6,470	6,822
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2049	5,170	5,389
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	10/1/2049	5,385	5,827
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	6,950	7,129
22

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	8/15/2050	500	517
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	6,695	5,849
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2052	3,210	3,229
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	10,260	10,877
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.375%	7/15/2045	2,000	2,019
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	13,000	12,924
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2054	920	888
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2060	785	745
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.500%	6/1/2050	535	564
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2031	1,070	1,074
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2043	8,170	7,936
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	7,185	6,597
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	3,000	2,655
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/2028	1,000	1,008
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2039	1,255	1,233
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2048	1,020	892
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/2028	2,500	2,585
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/2028	1,250	1,293
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/2028	3,675	3,800
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/2037	2,800	2,306
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/2038	7,590	7,458
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2036	965	849
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	12/1/2055	5,000	5,573
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,470	1,574
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2054	5,000	4,529
	Waltham MA GO	3.000%	8/15/2042	1,165	1,027
	Waltham MA GO	3.000%	8/15/2043	1,195	1,035
	Waltham MA GO	3.000%	8/15/2044	1,235	1,047
	Waltham MA GO	3.000%	8/15/2045	1,260	1,044
					292,338
Michigan (1.6%)
	Ann Arbor School District GO	5.000%	5/1/2045	10,000	10,632
	Detroit MI GO	6.000%	5/1/2043	1,000	1,113
	Detroit MI GO	5.500%	4/1/2045	250	260
[4]	Freddie Mac Pool	3.350%	10/1/2038	4,892	4,663
[4]	Freddie Mac Pool	4.400%	10/1/2040	2,368	2,378
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	1,125	1,186
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2041	1,150	1,210
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2048	1,500	1,584
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2053	1,050	1,094
[12]	Howell Public Schools GO	5.000%	5/1/2044	560	601
[12]	Howell Public Schools GO	5.000%	5/1/2045	2,975	3,163
[1]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	8/15/2061	2,250	2,281
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2036	4,830	4,832
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	30	30
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	30	30
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	860	858
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	2,130	2,199
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2054	10,000	10,309
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/2027	875	878
	Michigan Finance Authority College & University Revenue	4.000%	2/1/2042	745	643
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2043	6,390	6,520
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	2,340	2,348
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	2,200	2,208
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2035	2,515	2,523
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2044	6,540	6,049
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2050	13,915	11,911
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	4,485	3,812
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2051	3,000	2,577
23

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	11,005	11,299
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2036	2,000	2,018
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2040	20,345	21,040
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	5,500	4,722
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	4.000%	4/15/2054	1,415	1,258
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2057	10,445	10,889
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2044	1,495	1,587
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2045	1,320	1,390
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2048	290	290
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	6,835	7,296
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2054	9,960	10,739
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	10,715	11,699
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	12,545	13,851
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	15,000	16,505
[5]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/2038	10,000	10,006
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/2043	13,565	13,676
	Michigan Strategic Fund Electric Power & Light Revenue (DTE Electric Co. Exempt Facilities Project) PUT	3.875%	6/3/2030	15,115	15,051
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/2049	1,600	1,695
	Northern Michigan University College & University Revenue	5.500%	6/1/2055	3,800	4,016
	Novi Community School District GO	5.000%	5/1/2038	1,000	1,065
[12]	Okemos Public Schools GO	5.000%	5/1/2044	670	726
[12]	Okemos Public Schools GO	5.000%	5/1/2048	675	708
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	1,005	1,091
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	1,020	1,094
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	1,075	1,135
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2051	2,500	2,611
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2056	5,000	5,164
[12]	Southfield Public Schools GO	5.250%	5/1/2050	750	791
[12]	Southfield Public Schools GO	5.250%	5/1/2055	1,880	1,963
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/2026	280	277
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/2031	1,565	1,513
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/2041	3,000	2,618
[6]	Trenton MI GO	5.000%	4/1/2050	3,260	3,364
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2041	580	623
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2042	625	667
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2042	1,000	1,122
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2043	450	477
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2043	1,000	1,114
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2044	600	630
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2044	1,000	1,105
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2045	1,250	1,369
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.750%	12/1/2050	3,000	3,248
	Wayne State University College & University Revenue	5.000%	11/15/2043	4,000	4,122
					285,556
Minnesota (0.8%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/2034	1,045	1,045
	Anoka MN Health, Hospital, Nursing Home Revenue (The Homestead at Anoka Inc. Project)	5.500%	11/1/2046	2,980	2,892
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/2039	300	303
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,305	1,142
[4]	Freddie Mac Pool	3.860%	5/1/2040	3,281	3,125
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/2051	1,400	1,084
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/2056	2,160	1,611
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2040	13,050	14,004
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2041	9,250	9,840
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/2047	4,150	4,261
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	3,500	3,732
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	2,080	2,205
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2044	1,670	1,757
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/2047	14,045	14,778
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/2054	12,300	12,670
	Minnesota Health & Education Facilities Authority College & University Revenue	5.250%	3/1/2056	1,000	1,055
	Minnesota Health & Education Facilities Authority College & University Revenue	5.500%	3/1/2066	7,350	7,897
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2036	1,175	1,178
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2038	850	851
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2040	625	625
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2048	460	461
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	541	540
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/2052	1,205	807
24

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	755	755
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,770	1,879
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	830	888
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2054	1,465	1,582
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	3,520	3,913
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,720	6,390
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,860	3,206
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	2,775	3,118
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2035	11,500	11,947
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	14,155	14,372
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/2048	2,285	2,016
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/2053	1,615	1,374
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro School Deaf Project)	6.375%	6/15/2061	1,700	1,700
	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Nova Classical Academy Project)	5.500%	9/1/2055	425	417
	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Nova Classical Academy Project)	5.625%	9/1/2065	1,485	1,455
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	2,010	1,849
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/2026	250	249
					144,973
Mississippi (0.1%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2040	1,000	1,083
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2041	900	963
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2042	1,000	1,063
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	1,075	1,136
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	1,345	1,410
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2045	1,250	1,299
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.500%	7/1/2050	2,895	2,984
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	7,525	7,693
[1]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/2041	4,500	3,737
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,000	1,036
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2035	2,000	2,094
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2049	1,245	1,284
					25,782
Missouri (0.9%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	2,290	2,281
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/2046	1,500	1,205
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2035	1,485	1,484
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2037	4,155	4,120
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2050	2,535	2,213
[5]	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2057	6,900	5,893
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/2042	2,472	2,505
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2044	4,660	4,918
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	100	100
[1]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/2027	80	80
[2]	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2046	1,000	1,076
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue (Lakeport Village Project)	6.000%	6/15/2040	3,000	3,028
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue (Lakeport Village Project)	6.500%	6/15/2045	5,000	5,044
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue (Lakeport Village Project)	6.750%	6/15/2055	5,000	4,923
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	2,290	2,295
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,630	1,732
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2044	4,575	4,985
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/2046	2,250	1,594
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	2,000	1,846
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2048	6,035	6,404
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2051	1,065	883
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2052	12,500	11,016
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2053	35,000	30,417
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2054	12,560	10,664
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2035	1,065	1,066
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	1,245	1,241
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2043	1,030	1,117
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2042	1,250	1,362
25

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2044	1,700	1,820
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2046	1,850	1,945
[2]	Poplar Bluff MO Tax Increment/Allocation Revenue	4.500%	11/1/2035	610	607
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	3.375%	12/1/2031	645	631
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	4.000%	12/1/2037	2,700	2,644
[1]	Shrewsbury MO Tax Increment/Allocation Revenue (Kenrick Plaza Redevelopment Project)	4.000%	5/1/2036	2,290	2,261
	Springfield MO Public Utility COP	4.000%	11/1/2047	4,310	4,050
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	2,000	2,001
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/2045	4,250	4,222
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/2036	1,400	1,281
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/2041	1,000	984
[1,3]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/2039	5,100	2,040
[1,3]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/2053	3,400	1,360
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/2042	1,250	1,320
	St. Louis Missouri IDA Lease (Appropriation) Revenue (Ballpark Village Development Project)	3.875%	11/15/2029	820	801
	St. Louis Missouri IDA Tax Increment/Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/2036	1,550	1,533
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	2,390	2,462
					147,454
Montana (0.2%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	4,200	4,292
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	4.000%	3/1/2031	4,800	4,753
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,450	1,450
[2]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2053	8,515	8,807
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2055	7,440	7,749
					27,051
Multiple States (0.4%)
[1,4]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/2036	4,570	4,223
[4]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/2036	7,093	6,727
[4,10]	Freddie Mac Multifamily ML Certificates	3.869%	5/25/2041	9,823	9,647
[4,10]	Freddie Mac Multifamily ML Certificates	4.283%	6/25/2042	1,403	1,420
[4,10]	Freddie Mac Multifamily ML Certificates	2.802%	4/25/2043	7,809	6,636
[4]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.922%	12/25/2036	9,635	9,510
[4,10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.555%	8/25/2040	6,877	6,848
[4]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.270%	10/25/2040	9,844	9,892
[4,10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.291%	4/25/2042	6,173	6,396
					61,299
Nebraska (0.7%)
	Boys Town NE Health, Hospital, Nursing Home Revenue (Boys Town Project)	5.000%	7/1/2046	8,240	8,558
	Boys Town NE Health, Hospital, Nursing Home Revenue (Boys Town Project)	5.250%	7/1/2055	8,660	8,951
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2032	5,000	5,221
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2037	475	499
[13]	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	38,210	40,202
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	9,900	10,592
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.500%	11/1/2049	2,540	2,727
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	3/1/2055	1,575	1,761
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	3,495	3,507
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	5,610	5,259
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2052	5,000	5,236
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	14,490	15,173
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2043	1,705	1,867
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2037	10,500	9,829
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2059	9,960	8,648
					128,030
Nevada (0.3%)
[6]	Clark County School District GO	3.000%	6/15/2041	3,470	2,926
[5]	Clark County School District GO	5.000%	6/15/2044	12,445	13,461
	Henderson Local Improvement Districts Special Assessment Revenue	4.000%	9/1/2051	475	398
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	5,975	6,131
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/2040	660	611
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/2050	2,155	1,847
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.250%	12/1/2047	550	554
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.500%	12/1/2053	600	608
	Las Vegas NV Special Improvement District No. 817 Special Assessment Revenue	6.000%	6/1/2048	315	333
	Las Vegas NV Special Improvement District No. 817 Special Assessment Revenue	6.000%	6/1/2053	995	1,045
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/2034	515	516
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/2039	685	686
26

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/2047	1,560	1,593
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/2049	1,105	1,046
[1]	North Las Vegas NV Special Assessment Revenue	6.000%	6/1/2052	1,750	1,796
[1]	Reno NV Sales Tax Revenue TRAN	0.000%	7/1/2058	15,000	2,409
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	4.125%	10/1/2029	3,000	3,050
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	4.125%	10/1/2029	5,000	5,083
					44,093
New Hampshire (1.6%)
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue PUT	4.150%	10/1/2034	8,742	8,756
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2037	1,700	1,845
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	2,500	2,662
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	2,250	2,396
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	4,240	4,331
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,300	1,302
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/2038	2,785	2,893
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	6,745	7,058
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2051	670	549
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2051	7,000	6,256
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2055	1,085	1,068
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	27,490	28,440
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2049	665	665
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2054	13,440	13,152
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (The Vista Project)	5.625%	7/1/2046	1,000	1,003
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (The Vista Project)	5.750%	7/1/2054	2,000	1,992
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	11,326	11,327
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Megatel Projects)	0.000%	12/15/2033	3,000	1,728
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/2030	14,831	14,830
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Forestar Group Houston-Area Projects)	6.500%	12/1/2034	6,720	6,736
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.950%	12/1/2031	765	766
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	6.000%	12/1/2031	1,125	1,127
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.875%	12/1/2032	715	716
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	6,524	6,510
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Astro Sunterra Project)	0.000%	12/15/2034	4,105	2,354
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	1,644	1,645
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Wild Flower Project)	0.000%	12/15/2033	1,957	1,239
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/2032	2,473	2,472
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	16,375	16,611
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	3,000	2,995
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/2038	8,695	8,401
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/2039	11,818	11,226
[10]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.167%	1/20/2041	7,632	7,468
[10]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.167%	1/20/2041	2,278	2,202
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.794%	2/20/2041	7,714	7,649
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	5,264	5,251
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	1,805	1,681
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.162%	10/1/2051	7,316	7,141
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	2,507	2,576
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	3/1/2036	2,140	2,111
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.125%	3/1/2036	2,905	2,926
[1]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	3,091	3,086
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	4,470	4,652
	New Hampshire Business Finance Authority Revenue (Medical Center Hospital Projects)	6.000%	11/1/2055	12,000	11,371
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2038	500	496
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2039	1,415	1,230
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2040	1,460	1,254
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	1,125	943
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2042	1,050	863
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2043	12,000	11,254
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.250%	8/1/2055	20,000	20,686
					269,891
27

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey (1.7%)
	Atlantic City NJ GO	5.000%	12/1/2026	365	364
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2038	5,185	5,447
[1]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2039	2,120	2,121
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/2039	2,000	1,979
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/2044	2,000	1,948
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/2043	4,925	4,931
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	500	502
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2035	1,000	1,001
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	1,150	1,124
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2037	500	500
[1]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2040	2,922	2,060
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2041	2,885	2,599
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2047	3,500	3,340
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2050	1,175	1,094
	New Jersey Economic Development Authority Water Revenue (Middlesex Water Co. Project)	4.000%	8/1/2059	6,555	5,597
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2039	2,080	2,184
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2046	4,100	3,691
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2047	1,000	762
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,072
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	3,000	3,197
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,000	3,180
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,000	3,165
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	16,240	14,059
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/2030	6,060	5,913
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/2031	6,685	6,546
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/2040	3,455	3,238
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	2,820	2,816
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	2,725	2,826
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	2,035	2,036
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	5,700	3,727
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2038	6,165	6,170
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,250	783
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	950	995
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	2,095	1,179
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	2,660	2,872
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	2,090	2,241
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2046	16,125	15,194
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	10,400	10,915
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	21,120	19,267
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	6,685	7,025
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2040	15,000	14,806
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	7,250	7,307
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	4,000	4,405
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	20,465	22,276
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	4,035	3,754
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	3,880	4,098
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	1,780	1,629
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	9,150	9,582
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2034	1,250	933
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	5,000	3,114
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	14,875	8,800
[6]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2037	1,590	1,046
[6]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	2,300	1,441
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	530	578
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	415	458
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	200	223
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	1,015	1,098
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	17,485	18,420
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	5,525	5,898
[5]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/2062	3,190	3,501
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	11,550	11,936
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	8,485	7,733
28

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	1,300	1,349
					294,045
New Mexico (0.1%)
	New Mexico Educational Assistance Foundation Student Loan Revenue	5.000%	9/1/2028	1,525	1,570
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	18,530	19,696
					21,266
New York (11.7%)
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2050	3,585	3,787
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/1/2055	4,745	5,038
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2027	4,000	4,038
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2028	3,810	3,848
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2033	1,000	759
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2037	1,000	913
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/2060	2,500	2,513
[1]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2042	1,000	1,015
[1]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2062	2,250	2,150
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2062	2,000	2,016
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2041	3,095	2,767
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2056	2,840	2,141
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	5.750%	6/15/2060	3,150	3,139
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.250%	6/15/2043	525	532
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.500%	6/15/2063	3,250	3,178
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2028	4,035	4,038
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2031	4,425	4,427
[1]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	7.000%	12/15/2055	5,900	5,918
[1]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	7.000%	12/15/2065	12,245	12,162
	Build NYC Resource Corp. Port, Airport & Marina Revenue	5.500%	7/1/2050	4,000	4,146
	Build NYC Resource Corp. Port, Airport & Marina Revenue	5.500%	7/1/2055	3,000	3,085
[1]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/2051	7,000	6,204
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2040	1,380	1,408
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2045	7,070	7,109
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	4,875	4,275
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	3,035	2,660
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	11,965	10,487
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,640	2,732
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	3,000	3,187
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	4,100	3,780
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	6,385	5,926
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	6,000	5,266
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2049	4,000	2,959
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	4,105	4,180
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/2052	3,500	3,515
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.500%	12/1/2055	6,305	6,494
	Geneva Development Corp. College & University Revenue	5.250%	2/1/2051	2,685	2,768
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2056	1,155	1,161
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2033	955	969
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2035	850	860
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2036	670	677
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	3,000	3,034
	Ithaca NY BAN GO	4.250%	2/12/2027	3,600	3,619
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	8,180	8,215
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2050	7,500	7,774
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	2,735	2,444
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	7,740	7,977
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	5,530	4,878
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	6,000	5,854
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	13,915	13,576
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	6,000	5,675
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	16,230	15,683
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	6,030	6,499
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	7,365	7,043
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	5,495	5,255
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	8,500	8,804
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	6,170	6,731
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	4,000	3,750
29

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	2,230	2,361
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	17,675	16,370
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	8,760	8,109
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,000	1,857
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2045	4,345	4,654
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	4,820	5,007
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	10,000	10,275
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	2,205	2,272
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	3,500	3,151
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10,500	9,311
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10,965	9,929
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	5,000	4,468
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	6,095	5,363
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	16,620	17,309
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	9,435	8,282
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	5,000	4,357
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	6,640	5,729
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	2,710	2,800
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Highland Hospital of Rochester Project)	3.000%	7/1/2050	5,000	3,693
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2038	1,740	1,692
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2039	3,010	2,906
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2046	11,165	9,690
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,500	1,505
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	6,500	5,766
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	210	213
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	5,000	5,001
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	1,000	1,009
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	10,970	11,011
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	625	582
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	5,000	3,919
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	3,000	2,414
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	2,500	2,239
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	8,250	6,105
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	9,020	6,517
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	150	176
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	10,000	9,302
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5,130	5,192
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	1,000	1,072
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	3,500	2,963
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	3,075	2,321
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	3,450	2,609
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	3,840	3,498
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	5,000	4,533
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	6,090	6,402
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	3,560	3,740
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	25,870	26,708
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2056	9,000	9,301
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	18,500	19,568
	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	7,860	8,505
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	5,000	4,594
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	10,000	10,346
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	3,295	3,611
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,115	2,185
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	4,935	5,092
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	7,740	7,957
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	9,525	8,250
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	18,435	18,769
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,545	3,656
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	4,000	4,038
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	7,800	8,506
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	2,850	2,982
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	1,000	1,040
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2047	5,000	5,397
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	1,055	1,101
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	1,685	1,286
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	1,805	1,905
30

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	1,250	953
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	7,150	6,534
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	4,460	4,120
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	2,500	2,653
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2049	1,685	1,530
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	9,180	9,457
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	5,625	5,885
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	1,850	2,004
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	5,000	5,151
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	7,750	5,749
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	4,000	3,605
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	1,925	1,758
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	6,000	5,407
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	5,755	6,045
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	15,275	15,916
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	4,175	4,437
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	3,000	3,226
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	3,395	3,549
[6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2040	3,500	1,909
[6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2041	5,000	2,589
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2045	5,000	1,968
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	8,675	8,932
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	4,265	3,553
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	3,925	2,937
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/2052	5,730	4,178
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/2052	1,665	1,289
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	6,855	6,600
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	10,880	10,270
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	27,520	25,854
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,480	1,235
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	8,970	6,907
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	7,500	5,955
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	20,820	15,663
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	9,855	7,205
[6]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	9,500	6,920
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	4/1/2033	710	723
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	10/1/2033	1,460	1,484
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	4/1/2034	755	770
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/2034	1,555	1,583
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/2035	810	829
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/2035	830	847
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/2036	475	475
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/2036	585	584
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	3,345	3,465
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2052	745	744
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.000%	10/1/2055	1,655	1,827
	New York NY GO	5.000%	8/1/2037	1,850	1,857
	New York NY GO	4.000%	3/1/2040	7,000	6,942
	New York NY GO	5.000%	4/1/2043	6,720	6,851
	New York NY GO	5.000%	3/1/2044	5,500	5,592
	New York NY GO	5.000%	4/1/2045	3,625	3,681
	New York NY GO	4.000%	9/1/2046	2,400	2,253
	New York NY GO	4.000%	3/1/2047	5,000	4,593
	New York NY GO	5.250%	2/1/2050	2,140	2,249
	New York NY GO	4.000%	3/1/2050	9,315	8,419
	New York NY GO	5.500%	8/1/2050	4,295	4,624
	New York NY GO	4.000%	9/1/2052	5,000	4,477
	New York NY GO	5.250%	2/1/2053	5,000	5,225
	New York NY GO	5.250%	8/1/2053	3,240	3,392
	New York NY GO	5.250%	4/1/2054	7,560	7,852
	New York NY GO	5.250%	10/1/2055	11,670	12,179
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	5,000	4,478
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,465	1,604
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	1,000	1,100
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2035	1,000	1,093
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	600	536
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	6,700	7,811
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	200	166
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	3,500	4,037
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	3,000	3,421
31

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	1,000	1,120
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2049	4,910	5,105
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	3,500	3,571
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	2,365	2,630
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	6,725	5,701
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	3,915	3,959
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	1,235	1,247
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	19,590	20,578
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	11,275	11,596
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,895	1,941
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,900	1,941
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	3,250	3,078
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	1,830	1,981
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	1,625	1,742
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	1,250	1,329
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	1,135	1,224
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,600	1,689
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	1,260	1,350
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	500	525
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2044	500	532
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2045	2,000	1,858
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2047	1,000	1,038
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2049	6,520	6,706
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	26,040	26,155
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	3,990	3,320
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2054	7,340	6,460
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/2054	18,570	19,620
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	5,000	4,413
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	12,470	10,662
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	1,150	1,254
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,265	1,367
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	1,230	1,318
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	8,930	8,297
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	1,000	917
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2049	9,990	7,378
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	10,000	7,270
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	1,415	1,502
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	2,450	2,637
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	7,145	7,535
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/2042	2,890	2,471
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	10,250	9,559
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2040	2,039	1,773
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2041	1,602	1,372
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	12,150	12,320
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	3,500	3,589
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	10,000	10,325
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	3,575	3,709
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2054	2,580	2,323
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	12,175	12,565
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	3.000%	8/3/2026	2,750	2,750
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/2056	3,125	2,100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	7,500	7,502
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	6,000	6,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	5/1/2030	755	754
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	910	910
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	1,180	1,263
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2047	2,325	2,461
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	4,125	3,155
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	14,725	12,941
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	5,275	4,557
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	1,070	1,128
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	5,000	5,143
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	1,195	1,100
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	2,500	2,569
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2059	6,000	6,166
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2049	2,875	2,175
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	5,095	3,774
32

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	2,000	1,799
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2059	5,000	4,376
	New York Transportation Development Corp. Industrial Revenue	2.250%	8/1/2026	980	978
	New York Transportation Development Corp. Industrial Revenue	5.250%	8/1/2031	2,150	2,246
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/2031	1,250	1,117
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/2033	8,610	8,794
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/2034	5,000	5,095
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/2034	1,265	1,277
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/2035	10,100	10,548
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/2036	2,000	1,973
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/2040	10,000	10,261
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/2041	5,005	4,862
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/2045	4,700	4,510
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/2046	775	705
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/2053	19,300	16,753
[5]	New York Transportation Development Corp. Industrial Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	1,025	966
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	4/1/2035	7,490	8,235
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2038	2,000	2,131
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2039	1,000	1,062
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.625%	4/1/2040	21,000	22,235
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2040	1,850	1,961
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2040	875	926
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2041	2,500	2,638
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2041	850	897
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2041	1,400	1,570
[5]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/2041	2,060	1,949
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2042	2,400	2,676
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2043	2,000	2,088
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2044	5,000	5,184
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2044	2,875	3,163
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2049	8,000	8,050
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2054	23,500	24,439
[5]	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	12/31/2054	10,000	10,118
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2055	13,030	13,786
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2059	40,495	42,700
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2060	55,000	55,343
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	12/31/2060	41,580	42,026
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	635	665
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	5,500	5,857
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2037	7,500	7,941
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	4,440	4,674
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	3,945	4,158
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2039	680	653
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	480	456
[5]	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	1,720	1,658
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2040	2,500	2,613
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2041	500	472
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	500	466
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2042	2,500	2,593
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/2052	4,455	3,727
[5]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/2051	5,435	3,697
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	705	762
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	1,625	1,632
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2036	2,000	2,207
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	3,250	3,239
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	2,000	1,993
33

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	2,650	2,909
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2038	1,750	1,903
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	4,000	4,359
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2038	2,510	2,741
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2039	3,000	3,254
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2039	2,400	2,610
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2047	2,955	3,152
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2048	4,650	4,938
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/2052	13,685	14,481
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/15/2056	7,290	7,801
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,075
[5]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	2,300	2,558
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2047	1,240	1,303
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.500%	1/1/2057	640	672
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,000	2,003
	Suffolk Regional Off-Track Betting Co. Casinos Parimutuel Betting Revenue	5.750%	12/1/2044	5,000	5,143
	Suffolk Regional Off-Track Betting Co. Casinos Parimutuel Betting Revenue	6.000%	12/1/2053	9,000	9,201
	Suffolk Regional Off-Track Betting Corp. Casinos Revenue	5.000%	12/1/2034	4,000	4,122
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	2,000	1,692
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/2030	2,750	2,242
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/2031	1,000	799
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/2032	2,370	1,864
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2035	550	549
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	500	491
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	2,000	2,124
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2053	15,470	16,244
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	2,495	2,694
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	4,175	4,409
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	13,335	11,786
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	4,345	4,588
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	3,500	2,602
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	2,250	2,023
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	10,995	10,145
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	6,000	6,271
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2054	5,000	5,157
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	15,730	16,531
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	7,160	7,581
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	44,675	47,962
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	8,000	7,400
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	4,000	4,156
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	5,000	5,170
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	4,000	3,619
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	27,500	28,498
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	12,970	13,438
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	10,000	10,379
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	1,940	1,882
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2036	10,505	10,634
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2041	2,225	2,241
[1]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/2046	8,195	8,533
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/2037	1,010	900
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,122
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/2052	5,960	6,172
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	15,000	16,622
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/2056	10,430	8,608
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2056	10,500	9,416
[1]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.375%	12/1/2055	2,185	2,232
[1]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.500%	12/1/2065	5,055	5,170
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2044	942	907
[5]	Yonkers NY GO	5.000%	2/1/2042	170	186
[5]	Yonkers NY GO	5.000%	2/1/2042	200	219
[5]	Yonkers NY GO	5.000%	2/1/2043	330	358
[5]	Yonkers NY GO	5.000%	2/1/2043	250	271
[5]	Yonkers NY GO	5.000%	2/1/2044	250	269
[5]	Yonkers NY GO	5.000%	2/1/2044	225	242
					2,035,749
North Carolina (0.6%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2046	1,000	779
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	3,310	3,345
34

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	700	759
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	1,400	1,510
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2039	1,800	1,933
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	2,500	2,631
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	1,940	2,026
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	10,000	10,595
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue	4.200%	5/1/2034	1,000	1,035
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2029	1,565	1,572
[5]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2039	1,395	1,520
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/2041	2,461	2,421
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,710	9,769
	Nash Health Care Systems Health, Hospital, Nursing Home Revenue	5.250%	2/1/2055	2,015	2,063
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	7/1/2042	15,150	15,233
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	1,645	1,653
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	4,185	4,449
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,090	2,366
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,680	1,682
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	3,510	2,890
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/2044	1,025	1,072
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/2054	1,765	1,768
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/2026	930	933
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/2030	3,000	3,011
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2044	12,000	12,330
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	805	807
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2046	9,250	7,377
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2051	3,525	2,611
					100,140
North Dakota (0.2%)
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	2,000	1,524
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2051	9,000	6,279
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	1,210	981
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	3,085	2,594
	Horace ND GO	4.750%	5/1/2044	750	755
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	1,160	1,269
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	4,705	4,650
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	6,000	5,916
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2048	4,500	3,979
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2053	1,050	891
					28,838
Ohio (1.9%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	200	210
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	200	210
[6]	Brunswick City School District GO	5.500%	12/1/2060	3,910	4,099
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,000	1,048
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,400	1,405
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	7,425	7,347
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2048	40,750	35,366
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2055	68,515	54,341
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2047	3,195	3,077
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2050	2,500	2,357
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	5,700	5,770
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	7,386	7,477
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2047	2,500	2,607
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	2,500	2,572
[1]	Cleveland-Cuyahoga County Port Authority Tax Increment/Allocation Revenue (Flats East Bank Project)	4.000%	12/1/2055	2,145	1,660
	Columbus City School District GO	5.000%	12/1/2042	3,000	3,016
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	2,245	2,223
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	4.000%	12/1/2035	2,735	2,689
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	5.000%	12/1/2035	3,515	3,732
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/2034	3,800	3,776
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2042	3,000	3,225
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2043	3,000	3,205
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2044	4,000	4,242
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	2,000	2,086
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.500%	1/1/2055	13,200	13,827
[1]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Brookshire Project)	6.300%	1/1/2046	2,000	1,998
35

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Silver Birch of Columbus Project)	6.050%	1/1/2046	2,375	2,413
[1]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Vivera Rosewood Project)	6.300%	1/1/2046	2,135	2,133
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,000	1,007
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2035	500	524
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2036	450	470
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2037	435	454
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2038	700	728
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2039	705	731
[1]	Delaware County Port Authority College & University Revenue (Ohio Wesleyan University Project)	6.250%	8/1/2052	7,000	7,439
[5]	Fayette County OH Health, Hospital, Nursing Home Revenue	5.250%	12/1/2054	2,330	2,433
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2040	4,000	4,053
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2055	4,420	4,604
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2055	8,700	8,054
[4]	Freddie Mac Pool	4.300%	8/1/2042	1,692	1,675
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2036	2,025	1,844
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,076
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,445	2,599
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	3,050	3,121
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/2050	5,000	4,162
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	2,745	2,795
	Kenton City School District GO	4.000%	11/1/2058	4,655	4,189
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	1,795	1,903
	Miami University OH College & University Revenue	5.000%	9/1/2041	5,000	5,016
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,000	1,059
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	750	801
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,000	1,058
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	800	846
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,000	1,058
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	7,600	7,110
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2047	3,920	3,344
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	5,840	5,346
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	4,975	3,504
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	2,145	1,866
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	2,665	2,315
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2054	4,000	4,003
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.875%	1/1/2036	1,100	1,097
	Ohio Air Quality Development Authority Electric Power & Light Revenue	4.125%	1/1/2036	3,500	3,491
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2037	3,440	3,447
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	1,310	1,232
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	1,490	1,365
[6]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	2,445	2,005
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2047	2,500	2,039
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	6,000	4,629
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2050	1,630	1,282
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	4.000%	11/1/2049	3,045	2,304
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2043	1,710	1,742
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2054	3,245	3,153
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	7,150	7,824
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	4,940	5,436
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks of Holland Project)	6.300%	1/1/2045	2,570	2,641
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	2,015	2,292
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Silver Birch of Mason Project)	6.100%	1/1/2046	1,110	1,132
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Tyler’s Creek Apartments Project) PUT	3.150%	2/1/2030	1,570	1,569
	Ohio University College & University Revenue	5.250%	12/1/2054	1,445	1,511
[5]	Port of Greater Cincinnati Development Authority Auto Parking Revenue	5.000%	12/1/2060	2,020	2,045
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	2,855	2,869
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/2026	3,680	3,674
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/2053	1,950	2,050
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/2058	2,695	2,863
					332,990
Oklahoma (0.3%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	1,000	881
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,900	1,633
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,000	839
36

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	3.250%	9/1/2039	555	381
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	4,895	3,832
	Oklahoma County Finance Authority Revenue	5.875%	12/1/2047	12,228	6,608
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2038	1,085	1,098
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/2044	2,300	2,355
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	6.000%	9/1/2057	1,015	1,140
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.250%	1/1/2051	4,465	4,744
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	3,555	3,914
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2047	1,965	1,977
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2028	540	548
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2029	400	406
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2031	1,870	1,895
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2032	500	506
	Tulsa OK Municipal Airport Trust Trustees Industrial Revenue	6.250%	12/1/2035	8,815	9,931
	Tulsa OK Municipal Airport Trust Trustees Industrial Revenue	6.250%	12/1/2040	4,500	4,968
					47,656
Oregon (0.9%)
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	5.375%	5/15/2054	4,695	4,744
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	5.375%	5/15/2061	4,945	4,973
	Forest Grove OR College & University Revenue	4.000%	5/1/2040	1,590	1,460
	Gilliam County OR Resource Recovery Revenue (Waste Management Inc.) PUT	4.250%	7/2/2029	8,750	8,974
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2050	5,305	4,524
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2047	19,195	20,426
	Oregon (Article XI-G Projects) GO	5.000%	8/1/2045	1,000	1,085
	Oregon (Article XI-G Projects) GO	5.000%	8/1/2049	1,000	1,056
	Oregon (Article Xi-Q State Project) GO	5.250%	5/1/2050	4,000	4,294
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2044	1,350	1,472
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/2040	405	404
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	1,130	1,136
[1]	Oregon State Facilities Authority Charter School Aid Revenue	5.625%	6/15/2055	810	803
[1]	Oregon State Facilities Authority Charter School Aid Revenue	6.000%	6/15/2065	1,225	1,241
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	7,500	5,886
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	4,375	4,468
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/2052	4,010	3,479
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	6,345	6,390
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/2037	16,595	16,514
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	2,000	2,168
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	4,050	4,369
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/2047	30,000	26,773
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.500%	7/1/2048	5,000	5,284
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	2,000	2,056
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2049	30	32
	Redmond OR (Airport Expansion Projects) GO	5.500%	6/1/2052	5,000	5,244
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2047	1,625	1,579
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2052	2,355	2,252
	University of Oregon College & University Revenue	5.000%	4/1/2045	1,385	1,505
	University of Oregon College & University Revenue	5.000%	4/1/2046	1,000	1,076
[6]	University of Oregon College & University Revenue	3.500%	4/1/2052	8,370	6,738
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	1,360	1,473
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2045	9,025	3,414
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2046	2,885	2,632
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2056	2,945	2,505
					162,429
Pennsylvania (5.2%)
	Adams County General Authority College & University Revenue	5.000%	8/15/2050	3,500	3,542
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/2036	5,700	5,696
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/2037	5,750	5,715
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/2041	5,255	5,027
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	3,140	3,149
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	7,000	6,948
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	4,685	4,643
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	520	548
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	7,500	8,067
[1]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2059	3,415	3,078
[1]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Revenue (City Center Project)	6.000%	5/1/2042	1,500	1,648
37

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Taxes Revenue (Waterfront-30E. Allen Street Project)	6.000%	5/1/2042	2,400	2,476
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	5,125	5,342
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.250%	5/1/2042	1,000	1,023
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/2042	6,885	7,250
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2033	1,250	1,282
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/2042	4,895	5,062
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/2029	555	541
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2039	1,680	1,601
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2049	1,515	1,282
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2040	1,000	872
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2041	500	427
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2042	1,500	1,400
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2047	2,500	2,238
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2052	2,000	1,715
[5]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/2053	5,260	3,752
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2046	4,835	4,334
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2051	8,065	6,890
	Bucks County IDA Local or Guaranteed Housing Revenue (Housing New Hope Manor Project)	4.000%	3/1/2041	1,605	1,536
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	12,000	10,303
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	605	530
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/2051	1,400	882
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.000%	12/1/2051	4,105	3,134
[1]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2064	1,005	811
	Chester County IDA Recreational Revenue	4.000%	12/1/2051	5,695	5,004
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/2028	32	32
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/2038	825	830
[6]	Coatesville School District GO	0.000%	10/1/2033	775	581
[6]	Coatesville School District GO	0.000%	10/1/2037	2,050	1,264
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	8,250	8,545
[5]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	4,625	4,542
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2049	13,000	11,057
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.500%	6/1/2056	3,805	3,833
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/2041	3,775	2,265
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	6.250%	10/15/2053	4,415	2,649
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/2029	1,200	1,144
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,015	1,072
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	2,000	2,185
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	3,360	3,138
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	650	652
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	375	376
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/2029	295	304
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2029	465	494
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	3,000	2,396
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2051	5,505	4,296
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2029	105	107
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2039	385	385
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2048	1,400	1,267
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2049	1,600	1,441
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2054	2,950	2,591
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2050	18,050	15,778
[6]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/2054	1,000	898
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2040	4,000	3,764
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2051	3,000	2,706
	Latrobe IDA College & University Revenue	5.375%	3/1/2051	895	864
	Latrobe IDA College & University Revenue	5.500%	3/1/2056	1,110	1,073
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	2,175	1,973
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	11,390	9,301
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	10,330	10,331
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	10,515	8,990
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2040	1,000	963
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/2042	2,505	2,507
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	3,765	3,825
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	5,000	4,237
38

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2035	2,000	2,011
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2039	2,545	2,495
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2049	8,160	7,049
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/2040	5,000	5,003
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/2050	10,120	9,937
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	3,500	2,594
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/2049	1,700	1,443
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/2045	1,600	1,600
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/2050	15,100	14,914
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/2048	10,000	8,745
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2037	765	763
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/2037	5,350	5,829
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/2038	3,350	3,633
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/2041	5,500	5,892
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	6/30/2048	8,000	8,370
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.250%	6/30/2053	10,000	10,033
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	6.000%	6/30/2061	21,500	22,656
[5]	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	12/31/2062	5,000	5,222
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2037	1,070	1,147
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2039	1,190	1,243
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2041	1,315	1,360
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.375%	10/1/2055	4,515	4,466
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,000	1,001
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	5,000	5,005
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	500	499
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2042	5,000	4,692
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2042	5,500	5,159
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2043	2,765	2,951
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	2,875	2,675
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2045	1,885	1,979
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2045	12,865	11,580
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2045	3,000	3,166
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	4,900	3,724
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	2,970	2,622
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2050	6,880	7,015
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2050	11,935	10,294
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2051	12,730	10,882
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/15/2051	5,000	5,215
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	3,630	3,096
[1]	Pennsylvania Economic Development Financing Authority Industrial Revenue PUT	5.450%	3/27/2035	2,000	2,161
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.000%	8/3/2026	10,000	10,000
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/2029	1,550	1,614
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/2030	425	446
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/2030	2,365	2,480
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/2041	2,560	2,325
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/2042	1,860	1,633
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2035	4,000	4,341
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2036	5,210	5,649
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	4,670	4,485
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	10,400	9,526
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/2054	9,510	8,670
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	10,975	11,045
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	15,300	15,849
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2055	4,010	4,298
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	2,352	2,486
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	3,840	4,154
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	4,290	4,627
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	3,665	3,980
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	5,643	6,192
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	4,875	5,528
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2056	820	919
39

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	5,000	5,075
	Pennsylvania State University College & University Revenue	5.000%	9/1/2048	3,000	3,061
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	2,035	2,187
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	8,110	8,513
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	6,575	7,192
	Pennsylvania Turnpike Commission Highway Revenue	5.125%	12/1/2039	8,300	8,700
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,815	5,239
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,885	4,235
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	3,350	2,852
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	10,170	9,534
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	2,500	2,347
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	5,780	5,791
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/2046	21,000	21,152
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	1,495	1,584
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	10,000	10,496
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	8,975	8,079
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	3,000	2,157
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	3,155	2,270
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	8,525	7,614
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	8,475	7,692
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	11,755	10,388
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	6,675	5,864
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2053	2,890	3,053
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	5,000	5,074
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2049	4,145	4,352
[1]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/2038	1,520	1,535
[1]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/2043	2,000	2,012
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/2039	2,760	2,718
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/2049	3,230	2,930
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/2039	1,600	1,591
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/2050	1,750	1,586
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2041	950	846
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2051	640	497
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2056	700	525
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2040	815	816
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2050	1,500	1,392
	Philadelphia IDA College & University Revenue	4.000%	11/1/2035	2,000	1,991
	Philadelphia IDA College & University Revenue	4.000%	11/1/2036	1,625	1,605
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	3,000	2,659
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/2037	1,190	1,296
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2047	3,845	3,985
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	4,180	4,282
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	10,000	10,357
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	14,000	12,829
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.750%	6/1/2050	1,000	1,025
[5]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2037	2,800	2,791
[5]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	1,550	1,535
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2051	5,000	5,299
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2040	9,000	9,568
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	1,500	1,562
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	20,935	22,090
[5]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	2,015	2,151
[1]	Quakertown General Authority Special Assessment Revenue (Milford Village Project)	6.500%	3/1/2055	2,000	2,058
	School District of Philadelphia GO	5.250%	9/1/2042	14,860	16,229
	School District of Philadelphia GO	5.250%	9/1/2042	2,540	2,774
	School District of Philadelphia GO	5.000%	9/1/2043	3,000	3,083
	School District of Philadelphia GO	5.000%	9/1/2044	17,730	18,287
	School District of Philadelphia GO	5.500%	9/1/2048	5,410	5,745
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2035	1,000	1,006
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	1,500	1,507
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	1,000	957
[1]	Westmoreland County PA IDA Revenue	4.720%	7/1/2035	35,000	34,928
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/2042	1,600	1,354
					906,674
Puerto Rico (2.5%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	22,558	22,974
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	26,261	27,640
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	36,025	38,941
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	27,150	19,670
40

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	44,561	44,497
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	31,241	30,951
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	7,875	7,662
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	18,693	17,489
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	1,045	1,069
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	5,095	5,261
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	2,280	2,373
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	4,540	4,747
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,600	2,718
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	9,875	10,374
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	8,950	9,271
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	11,150	11,618
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	5,180	4,912
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,500	2,371
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	10,560	10,014
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2047	250	223
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2047	3,230	2,882
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	425	447
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	140	134
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	50	48
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	45	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	40	37
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	135	124
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	150	135
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	19,238	17,332
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	8,900	7,437
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	6,468	4,974
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.500%	7/1/2034	560	560
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	103,375	102,204
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	13,254	13,104
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,753	1,733
					426,311
Rhode Island (0.2%)
[5]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2040	1,100	1,220
[5]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2044	1,000	1,079
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/2054	15,095	15,096
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/15/2056	2,660	2,706
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	2,235	2,491
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/2028	800	835
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/2030	1,900	2,025
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/2039	3,255	2,871
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2029	4,530	4,534
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2030	4,000	4,004
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/2045	1,920	1,897
					38,758
South Carolina (1.8%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/2049	1,500	1,325
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2049	4,000	4,143
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2054	2,525	2,590
[1]	Goose Creek SC Special Assessment Revenue	5.500%	10/1/2055	2,000	2,004
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/2043	1,700	1,789
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2044	6,000	6,265
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	6,945	7,454
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2046	3,750	3,499
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2051	3,050	2,685
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2046	415	440
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2047	400	421
41

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2064	23,730	24,131
	Saluda County SC School District No. 1 GO	4.000%	3/1/2049	2,015	1,888
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	6.750%	6/1/2060	6,000	6,027
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/2046	7,475	5,588
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/2056	6,600	4,462
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.500%	9/1/2045	1,310	1,336
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.625%	9/1/2050	1,165	1,171
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.750%	9/1/2055	1,900	1,915
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	5,960	5,725
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,155	1,265
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	6,325	6,878
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	4,665	5,029
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	1,305	1,408
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/15/2044	4,650	4,813
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2044	7,500	6,937
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/1/2048	5,250	4,965
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/2048	2,840	2,610
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2048	2,940	3,137
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2050	10,000	10,590
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	32,720	34,413
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	11/15/2054	16,500	16,656
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	5.750%	12/1/2060	3,000	2,985
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/2052	10,500	9,249
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	1,170	1,180
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	2,445	2,448
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2032	15	16
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2033	20	22
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2037	20	22
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	5	5
[5]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2042	45	49
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	2,245	2,414
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2046	8,860	8,225
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	3,295	3,454
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	3,500	3,199
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2049	3,505	3,165
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	5,855	6,039
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2051	6,050	5,384
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	26,700	23,654
[5]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	3,340	2,978
[6]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	405	361
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	10,550	11,047
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/2054	555	592
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	4,100	3,596
[6]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	5,000	4,399
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/2032	85	81
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/2035	295	278
	South Carolina Public Service Authority Nuclear Revenue	3.000%	12/1/2036	50	45
	South Carolina Public Service Authority Nuclear Revenue	3.625%	12/1/2037	10	10
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	45	45
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	90	90
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	190	190
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/2040	100	92
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2048	5,680	5,885
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	4,375	4,631
[5]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	3,435	3,510
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	7,325	8,230
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2056	2,145	2,388
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	2,435	2,439
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2034	3,015	3,287
					309,243
South Dakota (0.3%)
	Lincoln County SD College & University Revenue	5.000%	8/1/2041	1,000	1,015
	Lincoln County SD College & University Revenue	4.000%	8/1/2056	3,040	2,334
	Lincoln County SD College & University Revenue	4.000%	8/1/2061	3,605	2,698
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	450	490
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2042	500	541
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	450	483
42

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	680	723
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	570	600
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2046	570	595
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	11,275	10,076
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2051	7,500	7,840
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2056	14,000	14,466
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	1,425	1,599
					43,460
Tennessee (1.2%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2049	2,560	2,673
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2054	15,955	16,491
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2049	655	662
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.250%	8/15/2054	5,000	5,140
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	2,000	2,012
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	5,000	4,277
[6]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2054	1,275	1,340
[6]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2059	1,840	1,919
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/2054	6,540	5,858
	Lewisburg Industrial Development Board Resource Recovery Revenue PUT	3.000%	8/3/2026	2,000	2,000
[5]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2049	2,515	2,631
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2034	1,210	1,230
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2039	2,400	2,408
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2048	3,350	3,481
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2048	1,800	1,698
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2053	5,350	5,497
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/2058	2,450	2,314
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	9,150	10,286
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	895	944
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	4.000%	5/1/2046	2,590	2,320
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	640	641
[1]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/2043	3,110	1,398
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	2,250	2,422
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	7,750	8,284
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	9,250	9,801
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	7,190	7,549
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	3,250	3,381
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/2052	9,000	9,365
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/2056	12,250	12,853
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2041	8,000	8,094
	Oak Ridge Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	1,945	1,948
	Pigeon Forge TN GO	4.000%	6/1/2052	1,295	1,172
[1]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.250%	6/1/2056	2,105	2,039
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	15,420	16,478
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	10,995	11,598
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	3,680	3,911
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	2,060	2,073
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	12,520	13,258
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	4,620	4,937
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	3,110	3,297
					199,680
Texas (7.0%)
	Amarillo TX Drainage Utility Water Revenue	4.000%	8/15/2045	1,420	1,342
[1,3]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/2045	2,500	125
[3]	Angelina & Neches River Authority Revenue (Jefferson Enterprise Energy LLC Project)	7.500%	12/1/2045	1,450	73
[14]	Anna Independent School District GO	4.000%	8/15/2050	2,165	1,985
[1]	Anna TX Special Assessment Revenue	4.250%	9/1/2041	950	873
43

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Anna TX Special Assessment Revenue	7.000%	9/15/2042	3,955	4,399
[1]	Anna TX Special Assessment Revenue	4.250%	9/15/2051	260	223
[1]	Anna TX Special Assessment Revenue	7.375%	9/15/2052	6,000	6,577
[1]	Anna TX Special Assessment Revenue	5.700%	9/15/2056	1,500	1,499
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/2056	2,500	1,779
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/2062	3,560	3,520
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.875%	6/15/2065	5,370	5,423
[1]	Aubrey TX Special Assessment Revenue	5.375%	12/31/2045	605	608
[1]	Aubrey TX Special Assessment Revenue	6.000%	9/1/2053	1,249	1,264
[1]	Aubrey TX Special Assessment Revenue	5.625%	12/31/2055	3,371	3,354
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/2043	1,150	1,151
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2028	1,200	1,206
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2029	1,175	1,181
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2030	1,025	1,030
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2031	1,200	1,205
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2035	1,750	1,896
[2]	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2046	16,000	16,651
[2]	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2047	14,475	14,911
[2]	Austin TX Airport System Port, Airport & Marina Revenue	5.250%	11/15/2048	36,715	38,331
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	7,165	8,006
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	6,975	7,735
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	2,500	2,766
[1]	Buda TX Special Assessment Revenue	6.000%	9/1/2055	1,223	1,214
[1]	Buda TX Special Assessment Revenue	6.750%	9/1/2055	3,900	3,873
[1]	Caddo Mills TX Special Assessment Revenue	6.350%	9/15/2055	4,140	4,239
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	1/1/2027	1,890	1,891
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	1/1/2027	550	550
[1]	Celina TX Special Assessment Revenue	3.500%	9/1/2042	1,038	862
[1]	Celina TX Special Assessment Revenue	4.000%	9/1/2051	4,360	3,518
[1]	Celina TX Special Assessment Revenue	6.750%	9/1/2053	1,718	1,729
[1]	Celina TX Special Assessment Revenue	5.625%	9/1/2055	600	598
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2033	3,000	2,393
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2036	1,500	1,530
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	20,755	19,740
[6]	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	4,740	3,692
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	1,000	886
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2051	4,400	3,913
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	2,180	2,372
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	1,675	1,815
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	1,930	2,081
[14]	Conroe Independent School District GO	5.000%	2/15/2047	3,250	3,429
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/2031	435	388
[1]	Crandall TX Special Assessment Revenue	4.000%	9/15/2031	200	200
[1]	Crandall TX Special Assessment Revenue	4.750%	9/15/2031	300	302
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/2041	1,920	1,839
[1]	Crandall TX Special Assessment Revenue	5.000%	9/15/2041	1,000	985
[1]	Crandall TX Special Assessment Revenue	5.250%	9/15/2051	750	719
[1]	Crandall TX Special Assessment Revenue	5.500%	9/15/2055	595	595
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2043	10,000	10,783
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2044	16,000	17,118
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2045	16,500	17,508
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.500%	11/1/2050	21,000	22,242
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/2041	1,275	1,273
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2044	1,065	1,131
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2045	2,000	2,102
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.250%	11/1/2050	3,875	4,049
	Dallas TX GO	4.000%	2/15/2040	6,250	6,271
	Dallas TX GO	4.000%	2/15/2041	3,125	3,120
[1]	Decatur TX Special Assessment Revenue	5.750%	9/15/2055	1,100	1,111
[1]	Denton County TX Special Assessment Revenue	5.875%	12/31/2045	1,240	1,282
[1]	Denton County TX Special Assessment Revenue	5.625%	12/31/2055	2,115	2,168
[1]	Denton County TX Special Assessment Revenue	6.125%	12/31/2055	3,353	3,460
[1]	Dorchester TX Special Assessment Revenue	6.000%	9/15/2044	1,000	999
[1]	Dorchester TX Special Assessment Revenue	6.250%	9/15/2054	1,470	1,420
[5]	El Paso County Hospital District GO	5.000%	8/15/2042	2,600	2,793
[5]	El Paso County Hospital District GO	5.000%	8/15/2043	1,500	1,600
[5]	El Paso County Hospital District GO	5.500%	2/15/2055	5,935	6,248
[6]	El Paso County Hospital District Health, Hospital, Nursing Home Revenue	4.125%	2/15/2049	1,000	925
	EP Forty649 PFC Local or Guaranteed Housing Revenue (Forty649 Apartments Project)	4.000%	1/1/2037	6,970	6,785
[1]	Fate TX Special Assessment Revenue	5.375%	8/15/2044	548	555
44

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Fate TX Special Assessment Revenue	5.750%	8/15/2054	1,121	1,130
	Forney Independent School District GO	0.000%	8/15/2037	325	203
	Forney Independent School District GO	0.000%	8/15/2038	1,400	831
[4]	Freddie Mac Pool	3.850%	1/1/2040	1,325	1,254
[4]	Freddie Mac Pool	4.350%	1/1/2044	2,307	2,255
[14]	Frisco Independent School District GO	5.000%	8/15/2046	20,000	20,124
	FW Chaparral PFC Local or Guaranteed Housing Revenue (Chaparral Ranch Project)	4.000%	10/1/2035	2,800	2,755
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2029	450	470
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2030	750	793
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2031	1,500	1,598
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2038	925	986
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2039	750	796
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2040	900	969
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2041	1,200	1,285
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2042	1,350	1,438
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2043	900	953
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2044	850	894
[14]	Georgetown Independent School District GO	3.000%	8/15/2040	4,500	3,994
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2049	5,250	4,726
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	7/1/2052	1,000	894
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/2038	2,500	2,238
	Harris County Hospital District GO	5.000%	2/15/2055	15,000	15,469
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	16,935	17,323
	Harris County TX GO	4.000%	9/15/2049	1,555	1,436
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	12,775	11,246
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	10,000	10,495
[14]	Hays Consolidated Independent School District GO	3.000%	2/15/2039	1,750	1,584
[14]	Hays Consolidated Independent School District GO	3.000%	2/15/2040	2,000	1,786
[14]	Hays Consolidated Independent School District GO	3.000%	2/15/2041	1,350	1,187
[1]	Hays County TX Special Assessment Revenue	4.000%	9/15/2050	1,225	1,005
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2037	2,100	2,054
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	912
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2047	6,205	1,891
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2048	6,360	1,804
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2049	4,500	1,225
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2052	5,000	1,125
	Houston TX Airport System Industrial Revenue	5.250%	7/15/2034	9,940	10,597
	Houston TX Airport System Industrial Revenue	5.500%	7/15/2035	10,000	10,808
	Houston TX Airport System Industrial Revenue	5.500%	7/15/2039	10,500	11,101
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2035	1,500	1,502
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2035	1,515	1,517
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2036	2,130	2,113
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2036	1,500	1,488
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2036	3,850	4,181
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2037	3,375	3,320
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2037	1,775	1,746
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	2,000	2,160
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2038	2,000	1,957
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2038	1,500	1,468
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	2,000	2,150
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/2039	2,700	2,941
	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/1/2043	3,000	3,333
	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/1/2044	3,120	3,438
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2046	7,840	7,072
	Houston TX GO	4.125%	3/1/2051	3,635	3,336
[5]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2043	1,065	1,166
[5]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2044	845	916
[5]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2045	1,185	1,271
[5]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2046	5,000	5,310
[5]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2049	3,220	993
[5]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	5,510	5,863
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	7,025	7,375
[5]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	2,000	2,122
	Hunt Memorial Hospital District Charitable Health GO	6.000%	2/15/2041	1,460	1,524
	Hunt Memorial Hospital District Charitable Health GO	6.000%	2/15/2045	1,255	1,283
[14]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2041	6,155	6,229
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2043	1,500	1,501
[1]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #3-4 Project)	5.500%	9/1/2056	3,865	3,730
[1]	Justin TX Special Assessment Revenue	4.000%	9/1/2051	1,185	976
45

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/2042	1,152	1,183
[1]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/2052	2,314	2,318
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2054	2,165	1,892
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,715	1,696
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2029	995	989
[1]	Lavon TX Special Assessment Revenue	4.000%	9/15/2042	1,250	1,110
[1]	Lavon TX Special Assessment Revenue	4.375%	9/15/2042	535	516
[1]	Lavon TX Special Assessment Revenue	4.125%	9/15/2052	3,000	2,445
[1]	Lavon TX Special Assessment Revenue	4.500%	9/15/2052	1,000	886
[1]	Lavon TX Special Assessment Revenue	5.375%	9/15/2052	400	399
[1]	Lavon TX Special Assessment Revenue	5.500%	9/15/2054	750	755
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,085	1,087
[14]	Liberty Hill Independent School District GO	4.000%	2/1/2048	7,500	7,074
[1]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/2042	1,000	837
[1]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/2042	446	400
[1]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/2052	2,725	2,204
[1]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/2052	705	583
[1]	Little Elm TX Special Assessment Revenue	6.875%	9/1/2052	2,139	2,225
[5]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2037	7,080	7,234
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,000	1,010
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	7,015	7,233
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2047	6,720	7,143
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	1,615	1,693
[5]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	5,750	5,948
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/2052	5,000	5,357
[5]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	9,250	9,501
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	4,550	4,666
[1]	Lowry Crossing TX Special Assessment Revenue	5.750%	9/15/2045	465	483
[1]	Lowry Crossing TX Special Assessment Revenue	6.000%	9/15/2055	1,300	1,335
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	1,425	1,269
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2024	64	1
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	338	3
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/2030	423	4
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	169	2
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/2042	931	9
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/2044	3,500	3,515
	Mesquite TX Special Assessment Revenue	5.750%	9/1/2055	1,300	1,300
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.500%	9/1/2043	3,000	3,131
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.750%	9/1/2053	3,000	3,074
[1]	Midlothian TX Special Assessment Revenue	5.250%	9/15/2042	1,000	1,021
[1]	Midlothian TX Special Assessment Revenue	6.000%	9/15/2042	644	664
[1]	Midlothian TX Special Assessment Revenue	5.375%	9/15/2052	1,900	1,866
[1]	Midlothian TX Special Assessment Revenue	6.125%	9/15/2052	800	813
	Mission Economic Development Corp. Industrial Revenue PUT	5.000%	6/1/2030	8,000	8,329
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/2037	8,440	7,216
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/2047	5,990	4,733
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/2040	2,500	2,350
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/2050	7,500	6,428
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	3,750	3,753
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	2,500	2,491
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/2045	9,690	9,784
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	8/15/2049	11,820	12,806
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/2056	18,760	18,557
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2036	4,605	4,367
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2046	4,750	4,003
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2051	4,750	3,768
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	3,630	3,791
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/2054	13,220	11,324
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	7.125%	7/1/2056	4,000	4,125
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	5.000%	1/1/2057	4,150	3,444
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living - The Langford Project)	5.500%	11/15/2052	4,750	4,187
46

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/2052	1,000	1,027
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/2057	6,000	6,188
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/2049	2,010	1,967
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/2055	6,165	5,885
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Sanctuary LTC Project)	5.250%	1/1/2042	12,500	12,452
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Sanctuary LTC Project)	5.500%	1/1/2057	1,750	1,611
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project), Prere.	5.000%	1/1/2050	430	407
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project), Prere.	5.000%	1/1/2055	1,610	1,495
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	1,000	986
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/2055	2,080	2,140
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	985	977
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2042	540	575
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	555	589
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2044	1,000	1,061
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2045	800	843
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2046	800	837
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/2046	18,460	18,561
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/2041	276	255
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/2051	602	527
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/2026	100	100
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/2041	1,500	1,437
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	5.000%	9/15/2051	7,000	6,426
[6]	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2037	1,795	1,705
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	5,000	3,714
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	3,000	2,128
[1]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/2042	524	536
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/2052	1,086	1,089
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/2052	1,000	1,003
[1]	Pilot Point TX Special Assessment Revenue	6.375%	9/15/2055	2,600	2,685
[1]	Pilot Point TX Special Assessment Revenue	6.375%	9/15/2055	3,000	3,098
[1]	Pilot Point TX Special Assessment Revenue (Mobberly Pub Area #2 Project)	6.000%	9/15/2052	2,110	2,153
[1]	Plano TX Special Assessment Revenue	4.000%	9/15/2051	3,650	2,953
[1]	Plano TX Special Assessment Revenue	4.375%	9/15/2051	813	668
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	4,525	4,686
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2035	1,000	1,058
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2036	1,040	1,096
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2037	1,090	1,144
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2038	1,145	1,196
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2039	1,205	1,254
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/2046	1,555	1,364
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/2051	1,685	1,401
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.125%	1/1/2044	2,000	1,937
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	3.000%	1/1/2050	1,725	1,073
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.250%	1/1/2054	1,000	909
[1]	Princeton TX Special Assessment Revenue	5.000%	9/1/2044	600	605
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	5.250%	9/1/2043	1,000	1,020
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	5.500%	9/1/2053	1,315	1,310
[1]	Princeton TX Special Assessment Revenue (Silicy Public Improvement Area No.1 Project)	7.000%	9/1/2043	2,202	2,302
[1]	Princeton TX Special Assessment Revenue (Silicy Public Improvement Area No.1 Project)	7.000%	9/1/2053	2,672	2,729
[14]	Prosper Independent School District GO	4.000%	2/15/2054	5,600	5,078
[14]	Prosper Independent School District GO	5.250%	2/15/2055	4,500	4,746
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2029	10	10
	Royse City TX Special Assessment Revenue	6.000%	9/15/2055	4,516	4,512
[1]	Royse City TX Special Assessment Revenue	6.750%	9/15/2055	4,066	4,063
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/2043	1,465	1,459
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	2,335	2,340
	San Marcos TX Special Assessment Revenue	5.625%	9/1/2050	900	906
[1]	Seagoville TX Special Assessment Revenue	6.000%	9/15/2044	1,900	1,932
[1]	Seagoville TX Special Assessment Revenue	6.250%	9/15/2054	2,052	2,048
47

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Seagoville TX Special Assessment Revenue	7.000%	9/15/2054	3,338	3,354
[14]	Southwest Independent School District GO	4.000%	2/1/2053	5,000	4,516
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	2,000	2,003
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	1,360	1,489
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,705	1,852
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,275	1,373
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/2052	4,200	4,485
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	9,230	8,005
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/2054	12,600	11,246
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/2037	2,510	2,510
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/2045	3,585	3,485
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/2047	2,500	2,516
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/2052	3,500	3,517
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2033	1,135	1,250
[1]	Terrell TX Special Assessment Revenue	6.250%	9/15/2055	1,808	1,864
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	6.000%	1/1/2057	2,900	3,256
	Texas GO	4.125%	8/1/2046	4,530	4,282
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	760	769
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	6,325	6,708
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	945	1,008
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	5,740	6,154
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	26,100	27,603
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	19,700	21,525
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/2034	12,500	13,327
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2036	12,500	13,197
[5]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	1,500	1,135
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	1,795	1,820
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2033	1,250	1,264
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2034	3,305	3,329
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2034	2,000	2,011
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2035	3,280	3,291
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2035	1,140	1,141
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2037	1,000	991
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/2037	500	528
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2037	4,195	4,139
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2038	4,025	3,954
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/2038	3,000	3,165
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2039	1,165	1,134
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/2039	3,750	3,950
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2039	1,025	994
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2040	2,250	2,370
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2041	4,750	4,995
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2042	5,100	5,355
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2043	6,450	6,735
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	12/31/2058	19,000	19,567
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	5,685	5,977
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	2,420	2,536
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	1,900	1,864
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	1,280	1,245
	Texas State University System College & University Revenue	4.000%	3/15/2049	4,795	4,309
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2034	2,300	1,649
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2035	2,000	1,359
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2036	1,905	1,228
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2038	500	288
	Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2050	10,000	10,653
	Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2055	3,100	3,264
	Texas Transportation Finance Corp. Highway Revenue	5.500%	10/1/2055	7,000	7,537
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	3,000	3,003
	Texas Water Development Board Water Revenue	4.000%	10/15/2051	1,255	1,143
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	3,200	3,306
	Travis County Healthcare District GO	5.250%	3/1/2055	22,205	23,335
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000%	8/1/2054	4,500	4,033
	Victory Street Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,275	2,280
48

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Ysleta Independent School District GO	4.000%	8/15/2050	7,625	6,990
					1,208,771
Utah (1.5%)
	Cottonwood Heights UT GO	5.000%	6/1/2055	4,135	4,262
[1]	Downtown Daybreak Public Infrastructure District No. 1 Tax Increment/Allocation Revenue	5.625%	3/1/2046	2,085	2,119
[1]	Downtown Daybreak Public Infrastructure District No. 1 Tax Increment/Allocation Revenue	5.875%	3/1/2051	1,975	2,008
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	7/15/2035	2,075	2,084
[5]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.500%	6/1/2055	4,500	4,818
[5]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2055	7,015	7,510
[1]	Fields Estates Public Infrastructure District GO	6.125%	3/1/2055	750	755
[1]	Fields Estates Public Infrastructure District Special Assessment Revenue	5.250%	12/1/2053	2,750	2,702
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	3,900	4,277
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	3,680	3,975
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	3,360	3,615
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	2,145	2,321
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	2,000	2,109
	Iron County UT Sales Tax Revenue	5.000%	10/1/2059	6,805	7,006
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2051	1,995	1,794
[1]	Mida Cormont Public Infrastructure District GO	6.250%	6/1/2055	1,705	1,791
[1,7]	Mida Cormont Public Infrastructure District GO, 6.750% coupon rate effective 6/1/2029	0.000%	6/1/2055	5,981	5,202
[1]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/2050	5,500	4,663
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.750%	6/15/2044	2,000	2,070
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	6.000%	6/15/2054	5,910	6,081
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.750%	6/1/2060	2,650	2,698
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/2052	5,000	4,160
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	5,000	5,304
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2037	1,700	1,877
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	18,660	18,420
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2038	1,625	1,786
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	20,000	19,574
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2039	1,845	2,018
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2042	6,250	6,856
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2043	8,000	8,717
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2044	16,105	17,403
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2048	16,435	17,007
[5]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	15,000	13,179
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	3,500	3,025
[1]	South Salt Lake Redevelopment Agency Tax Increment/Allocation Revenue	6.250%	4/15/2046	985	1,006
	South Salt Lake UT Sales Tax Revenue	5.000%	7/15/2049	3,000	3,153
[1]	UIPA Crossroads Public Infrastructure District Tax Increment/Allocation Revenue	4.375%	6/1/2052	4,000	3,692
	University of Utah College & University Revenue	5.250%	8/1/2048	2,090	2,219
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	6,980	7,319
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2046	1,885	1,886
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/2054	2,600	2,826
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,160	1,271
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	9,185	10,217
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	6,170	6,886
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,900	6,689
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	1,350	1,539
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	2,435	2,789
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.180%	2/1/2029	2,075	2,081
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	1,750	1,760
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	1,250	1,388
[1]	Verk Industrial Regional Public Infrastructure District Tax Increment/Allocation Revenue	6.625%	9/1/2047	1,755	1,864
[1]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	3,330	3,406
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/2054	5,000	5,271
					260,448
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2045	3,640	3,165
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2041	6,800	5,813
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	11/1/2056	1,355	1,515
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2027	425	431
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2028	1,325	1,327
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2028	550	564
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2029	1,000	1,028
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2029	540	559
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/2031	315	315
49

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/2032	325	325
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/2036	1,535	1,429
					16,471
Virgin Islands (0.2%)
	Virgin Islands Hotel Development Financing Corp. Hotel Occupancy Tax Revenue	6.000%	12/1/2055	5,000	4,966
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/2029	2,845	2,847
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/2033	4,695	4,697
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/2044	5,410	5,265
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2038	1,595	1,764
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2040	1,030	1,127
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2041	1,750	1,899
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2043	1,000	1,073
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2044	1,000	1,067
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/2042	4,000	4,046
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/2052	4,000	3,884
					32,635
Virginia (1.6%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	6/1/2027	1,785	1,785
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/2032	245	281
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,950	5,187
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	5,250	5,461
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	4.875%	7/15/2040	7,800	7,995
[1]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/2055	6,000	5,151
[4]	Freddie Mac Pool	3.600%	1/1/2041	7,338	6,723
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2050	4,000	3,623
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,135	2,946
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	6,510	5,519
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2048	6,790	6,921
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	2,155	2,165
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2050	6,015	4,862
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	750	751
[1]	Newport News IDA Revenue	5.330%	7/1/2045	17,000	16,999
	Norfolk VA GO	5.000%	9/1/2041	1,585	1,700
	Norfolk VA GO	5.000%	9/1/2042	1,350	1,440
	Norfolk VA GO	5.000%	9/1/2043	1,350	1,435
	Norfolk VA GO	5.000%	9/1/2044	2,455	2,600
	Norfolk VA GO	5.000%	9/1/2045	2,455	2,590
[1]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/2045	2,300	2,304
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/2040	1,975	2,034
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2045	7,690	5,945
	Sussex County IDA Resource Recovery Revenue	4.250%	6/1/2028	10,000	10,126
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	5,130	5,158
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2053	3,430	3,756
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2059	5,465	5,955
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2035	2,705	2,601
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2036	2,805	2,655
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2037	2,845	2,691
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2038	2,985	2,743
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2030	1,000	936
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/2035	1,295	1,110
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2035	2,000	1,747
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/2045	1,755	1,346
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/2045	5,500	4,219
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/2036	1,300	1,269
	Virginia College Building Authority College & University Revenue (Regent University Project)	6.000%	6/1/2055	3,100	3,239
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	2,250	2,053
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	2,000	1,798
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	1,160	993
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2050	8,810	9,162
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2055	6,290	6,495
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	2,895	3,192
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2033	5,250	5,295
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2034	7,795	7,847
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2034	4,705	4,727
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/2034	5,820	6,179
50

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2035	220	220
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/2035	5,000	5,292
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2036	3,500	3,472
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2037	7,250	7,156
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/2037	2,175	2,278
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/2037	745	780
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2038	12,225	11,973
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/2038	835	877
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2038	1,855	1,943
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2039	1,850	1,813
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2039	12,650	12,264
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/2039	1,745	1,825
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2039	2,850	2,781
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2039	1,000	1,045
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2040	21,270	20,621
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2040	7,190	6,971
	Virginia Small Business Financing Authority Highway Revenue	3.000%	1/1/2041	3,995	3,272
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2041	1,415	1,354
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2041	1,215	1,161
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/2042	1,000	1,033
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2042	1,270	1,310
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2047	1,000	1,008
					284,158
Washington (2.0%)
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/2052	4,750	4,659
	Grant County Public Hospital District No. 2 GO	5.500%	12/1/2044	1,050	1,109
[6]	Grant County WA GO	5.250%	12/1/2050	1,350	1,433
[6]	Grant County WA GO	5.500%	12/1/2055	1,500	1,607
[6]	Grant County WA GO	5.500%	12/1/2060	4,500	4,816
	Kennewick Public Facilities District Sales Tax Revenue	5.250%	12/1/2054	12,500	13,110
	King County Public Hospital District No. 2 GO	5.500%	12/1/2050	4,425	4,734
	King County Public Hospital District No. 2 GO	5.500%	12/1/2054	10,600	11,259
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2035	6,540	6,606
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2037	6,605	7,034
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2039	4,000	4,230
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2040	22,010	21,428
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/2044	16,000	17,240
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2047	8,030	7,172
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/2049	20,250	21,104
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	5.000%	12/1/2029	1,950	2,038
	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	9,745	9,254
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Jens Pointe Project)	4.250%	2/1/2038	2,800	2,852
[1]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/2040	5,000	5,128
	Washington GO	5.000%	2/1/2041	1,755	1,774
	Washington GO	5.000%	2/1/2046	10,985	11,800
	Washington GO	5.000%	2/1/2047	27,280	28,999
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	5,000	4,732
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2048	2,290	2,008
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2050	3,595	3,767
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/2055	9,810	10,323
	Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/2047	3,000	2,703
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2042	3,910	3,515
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2045	1,515	1,319
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2040	4,040	3,929
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2031	2,395	2,329
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	31,000	31,699
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2048	5,120	3,747
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	3,100	2,039
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2055	9,020	7,953
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	6.250%	1/1/2061	4,500	4,535
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/2031	1,910	1,912
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/2036	1,100	1,101
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	30,136	29,075
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/2037	13,641	12,746
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.685%	11/20/2041	5,122	4,938
51

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.685%	11/20/2041	6,681	6,280
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.220%	3/1/2050	10,999	10,722
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2059	5,000	5,008
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	7.000%	7/1/2064	3,500	3,630
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.750%	1/1/2053	1,295	1,256
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.875%	1/1/2059	1,070	1,042
[1]	Washington State Housing Finance Commission Private Schools Revenue	6.250%	7/1/2059	2,915	3,085
					354,779
West Virginia (0.6%)
	West Virginia Economic Development Authority Industrial Revenue (Commercial Metals Co. Project) PUT	4.625%	5/15/2032	6,450	6,598
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2037	6,510	5,947
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	1,455	1,322
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2043	6,000	6,311
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/2047	5,560	4,371
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2047	5,500	5,219
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	23,240	24,523
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2051	7,500	6,443
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/2053	9,010	8,462
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/2053	21,100	22,469
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	1,750	1,570
[6]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.250%	6/1/2050	4,520	4,742
					97,977
Wisconsin (3.7%)
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2046	4,600	3,620
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/2029	250	248
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2037	3,060	2,897
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2039	500	490
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2039	1,230	1,227
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2040	750	737
[1]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/2044	340	314
[1]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/2047	3,260	2,792
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2049	1,100	981
[1]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2049	440	392
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/2052	1,000	861
[1]	Public Finance Authority Charter School Aid Revenue	6.625%	7/1/2053	600	620
[1]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2053	440	382
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2054	1,815	1,633
[1]	Public Finance Authority Charter School Aid Revenue	6.000%	6/1/2055	1,320	1,300
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	2,125	1,826
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	1,080	984
[1]	Public Finance Authority Charter School Aid Revenue	6.000%	12/15/2055	1,235	1,255
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/2057	5,200	4,261
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/2057	870	751
[1]	Public Finance Authority Charter School Aid Revenue	6.750%	7/1/2058	550	570
[1]	Public Finance Authority Charter School Aid Revenue	6.000%	6/1/2060	1,255	1,228
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2060	1,300	1,161
[1]	Public Finance Authority Charter School Aid Revenue	6.125%	12/15/2060	1,375	1,405
[1]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/2062	3,000	2,943
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	7,169	7,422
[1]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	6.750%	6/15/2055	500	498
[1]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	7.000%	6/15/2065	1,200	1,206
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/2051	1,000	859
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/2056	2,435	2,043
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2052	2,070	1,525
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2057	1,310	934
[1]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/2054	1,375	1,261
	Public Finance Authority College & University Revenue	5.250%	3/1/2042	2,000	2,081
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/2042	1,800	1,631
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/2052	6,120	4,848
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2042	1,100	1,059
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2047	1,100	998
[1]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/2048	7,000	4,904
[1]	Public Finance Authority Economic Development Revenue	4.500%	6/1/2056	9,500	7,310
[1]	Public Finance Authority Economic Development Revenue	6.500%	6/1/2056	2,000	1,520
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	160	162
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2037	625	628
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	4,050	4,052
52

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2039	770	780
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	350	311
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	375	328
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	8,250	8,389
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2045	2,640	2,423
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	12,880	11,782
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2048	5,220	3,563
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2049	1,455	1,364
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	7,750	6,614
[6]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	7,500	6,674
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	9,000	6,888
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	3,025	2,307
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2051	5,000	3,210
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2052	1,800	1,590
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	5,500	4,949
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2053	600	556
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2054	1,365	1,254
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2056	2,125	1,540
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	7.250%	1/1/2061	11,000	11,656
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/2048	5,000	4,651
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.500%	6/1/2055	5,705	5,952
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/2056	7,125	5,050
	Public Finance Authority Highway Revenue	5.500%	7/1/2044	5,000	5,165
	Public Finance Authority Highway Revenue	5.750%	7/1/2049	9,000	9,318
	Public Finance Authority Highway Revenue	5.750%	6/30/2060	17,000	17,414
	Public Finance Authority Highway Revenue	6.500%	6/30/2060	57,500	63,293
	Public Finance Authority Highway Revenue	5.750%	12/31/2065	26,320	26,904
	Public Finance Authority Highway Revenue	6.500%	12/31/2065	76,805	84,484
	Public Finance Authority Industrial Revenue	4.000%	8/1/2035	7,000	6,755
[1]	Public Finance Authority Industrial Revenue	4.000%	9/1/2051	3,615	2,761
[1]	Public Finance Authority Industrial Revenue	4.000%	9/1/2056	3,000	2,215
[1]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	3,094	3,075
[1]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	3,951	1,953
[1]	Public Finance Authority Intergovernmental Agreement Revenue (Creekhaven, Wildrye & Furst Ranch Projects)	0.000%	12/15/2036	11,005	5,601
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	14,810	14,823
	Public Finance Authority Intergovernmental Agreement Revenue PUT	3.625%	6/15/2031	295	294
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	6.810%	4/28/2036	7,000	7,257
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/2039	7,491	7,365
[10]	Public Finance Authority Local or Guaranteed Housing Revenue	4.157%	1/20/2041	6,658	6,137
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2047	3,250	3,163
	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	6/15/2055	750	750
	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	6/15/2055	1,000	982
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2063	5,000	4,769
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.250%	6/1/2054	2,325	2,322
[1]	Public Finance Authority Miscellaneous Revenue (American Dream @ Meadowsland Project)	7.000%	12/1/2050	2,600	2,028
[1]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.750%	12/1/2054	4,425	4,459
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/2028	1,025	1,026
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/2038	1,150	1,206
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/2039	1,190	1,242
[1]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/2041	9,300	9,686
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/2043	1,000	1,025
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/2053	1,000	963
[1]	Public Finance Authority Private Schools Revenue	6.375%	7/1/2056	625	625
[1]	Public Finance Authority Private Schools Revenue	6.375%	7/1/2061	725	720
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/2051	14,035	11,733
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/2056	17,555	14,256
	Public Finance Authority Tax Increment/Allocation Revenue	5.000%	8/1/2039	775	792
[1]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	6,000	6,026
[6]	Racine Unified School District GO	4.000%	4/1/2042	3,445	3,472
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	5,310	5,008
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2051	2,500	2,239
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2046	3,850	3,561
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2051	9,025	7,880
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,250	1,251
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	1,110	1,134
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	750	798
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	955	976
53

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	920	967
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,160	1,242
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	1,015	1,066
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,555	1,613
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	2/15/2046	200	170
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2046	18,760	17,031
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	1,075	1,104
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2048	10,200	10,898
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2049	15,505	13,600
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2050	1,175	1,033
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2051	7,370	6,401
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2054	7,355	7,646
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/2054	3,630	3,745
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.875%	7/1/2055	2,000	2,009
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2055	25,605	26,260
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2057	4,000	3,119
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/2059	2,500	2,569
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/2060	3,000	3,026
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/2034	1,310	1,418
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.750%	9/1/2056	3,075	3,371
					638,844
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	50	50
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/2042	840	717
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2054	990	1,070
					1,837
Total Tax-Exempt Municipal Bonds (Cost $16,630,106)					16,278,417
Taxable Municipal Bonds (0.2%)
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	46,266	31,461
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	5,027	3,481
Total Taxable Municipal Bonds (Cost $30,962)					34,942
54

High-Yield Tax-Exempt Fund
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (5.3%)
Investment Company (5.3%)
[15]	Vanguard Municipal Low Duration Fund (Cost $919,349)	3.451%	91,936,813	919,368
Total Investments (99.4%) (Cost $17,580,417)				17,232,727
Other Assets and Liabilities—Net (0.6%)				109,792
Net Assets (100%)				17,342,519
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $1,765,446, representing 10.2% of net assets.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
3	Non-income-producing security—security in default.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Step bond.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
12	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
13	Securities with a value of $1,835 have been segregated as initial margin for open futures contracts.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TRAN—Tax Revenue Anticipation Note.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2026	538	58,016	(59)
Ultra 10-Year U.S. Treasury Note	June 2026	264	29,795	(354)
				(413)
55

High-Yield Tax-Exempt Fund

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
5/26/2026	MSBNA	7,200	Buy	10-Year MMD AAA General Obligation Scale	3.650%	448	448	—
8/20/2026	RBC	8,850	Buy	5-Year MMD AAA General Obligation Scale	2.790%	27	27	—
8/20/2026	MSBNA	4,950	Buy	5-Year MMD AAA General Obligation Scale	2.840%	27	27	—
						502	502	—
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,658 in connection with open over-the-counter municipal market rate lock contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
56

High-Yield Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,661,068)	16,313,359
Affiliated Issuers (Cost $919,349)	919,368
Total Investments in Securities	17,232,727
Investment in Vanguard	407
Receivables for Investment Securities Sold	11,117
Receivables for Accrued Income	249,170
Receivables for Capital Shares Issued	13,149
Variation Margin Receivable—Futures Contracts	154
Unrealized Appreciation—Over-the-Counter Swap Contracts	502
Other Assets	139
Total Assets	17,507,365
Liabilities
Due to Custodian	731
Payables for Investment Securities Purchased	123,323
Payables for Capital Shares Redeemed	22,980
Payables for Distributions	17,104
Payables to Vanguard	708
Total Liabilities	164,846
Net Assets	17,342,519
At April 30, 2026, net assets consisted of:

Paid-in Capital	18,395,730
Total Distributable Earnings (Loss)	(1,053,211)
Net Assets	17,342,519

Investor Shares—Net Assets
Applicable to 191,908,107 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,042,081
Net Asset Value Per Share—Investor Shares	$10.64

Admiral™ Shares—Net Assets
Applicable to 1,437,885,358 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,300,438
Net Asset Value Per Share—Admiral Shares	$10.64

See accompanying Notes, which are an integral part of the Financial Statements.
57

High-Yield Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1]	363,751
Total Income	363,751
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,087
Management and Administrative—Investor Shares	1,411
Management and Administrative—Admiral Shares	5,240
Marketing and Distribution—Investor Shares	83
Marketing and Distribution—Admiral Shares	398
Custodian Fees	61
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—Admiral Shares	43
Trustees’ Fees and Expenses	5
Other Expenses	9
Total Expenses	8,352
Expenses Paid Indirectly	(5)
Net Expenses	8,347
Net Investment Income	355,404
Realized Net Gain (Loss)
Investment Securities Sold[1]	(27,926)
Futures Contracts	3,065
Swap Contracts	224
Realized Net Gain (Loss)	(24,637)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(43,755)
Futures Contracts	432
Swap Contracts	(1,938)
Change in Unrealized Appreciation (Depreciation)	(45,261)
Net Increase (Decrease) in Net Assets Resulting from Operations	285,506
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,027, ($17), and $18, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
58

High-Yield Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	355,404	654,444
Realized Net Gain (Loss)	(24,637)	(158,462)
Change in Unrealized Appreciation (Depreciation)	(45,261)	115,460
Net Increase (Decrease) in Net Assets Resulting from Operations	285,506	611,442
Distributions
Investor Shares	(39,771)	(71,459)
Admiral Shares	(312,416)	(577,701)
Total Distributions	(352,187)	(649,160)
Capital Share Transactions
Investor Shares	163,852	48,894
Admiral Shares	639,042	458,202
Net Increase (Decrease) from Capital Share Transactions	802,894	507,096
Total Increase (Decrease)	736,213	469,378
Net Assets
Beginning of Period	16,606,306	16,136,928
End of Period	17,342,519	16,606,306

See accompanying Notes, which are an integral part of the Financial Statements.
59

High-Yield Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.68	$10.70	$9.70	$9.76	$11.98	$11.68
Investment Operations
Net Investment Income[1]	.220	.422	.401	.373	.341	.346
Net Realized and Unrealized Gain (Loss) on Investments	(.042)	(.024)	.996	(.062)	(2.147)	.328
Total from Investment Operations	.178	.398	1.397	.311	(1.806)	.674
Distributions
Dividends from Net Investment Income	(.218)	(.418)	(.397)	(.371)	(.340)	(.346)
Distributions from Realized Capital Gains	—	—	—	—	(.074)	(.028)
Total Distributions	(.218)	(.418)	(.397)	(.371)	(.414)	(.374)
Net Asset Value, End of Period	$10.64	$10.68	$10.70	$9.70	$9.76	$11.98
Total Return[2]	1.68%	3.86%	14.49%	3.02%	-15.43%	5.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,042	$1,886	$1,842	$1,559	$1,633	$2,367
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	4.15%	4.02%	3.76%	3.61%	3.09%	2.87%
Portfolio Turnover Rate	11%	37%	29%	35%	27%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
60

High-Yield Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.68	$10.70	$9.70	$9.76	$11.98	$11.68
Investment Operations
Net Investment Income[1]	.224	.430	.409	.382	.350	.356
Net Realized and Unrealized Gain (Loss) on Investments	(.042)	(.023)	.997	(.063)	(2.147)	.328
Total from Investment Operations	.182	.407	1.406	.319	(1.797)	.684
Distributions
Dividends from Net Investment Income	(.222)	(.427)	(.406)	(.379)	(.349)	(.356)
Distributions from Realized Capital Gains	—	—	—	—	(.074)	(.028)
Total Distributions	(.222)	(.427)	(.406)	(.379)	(.423)	(.384)
Net Asset Value, End of Period	$10.64	$10.68	$10.70	$9.70	$9.76	$11.98
Total Return[2]	1.72%	3.94%	14.58%	3.11%	-15.36%	5.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,300	$14,720	$14,295	$12,245	$12,197	$16,424
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	4.23%	4.10%	3.84%	3.69%	3.17%	2.95%
Portfolio Turnover Rate	11%	37%	29%	35%	27%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
61

High-Yield Tax-Exempt Fund
Notes to Financial Statements
Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2026, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
62

High-Yield Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $407,000, representing less than 0.01% of the fund’s net assets and 0.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2026, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
63

High-Yield Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,278,417	—	16,278,417
Taxable Municipal Bonds	—	34,942	—	34,942
Temporary Cash Investments	919,368	—	—	919,368
Total	919,368	16,313,359	—	17,232,727
Derivative Financial Instruments
Assets
Swap Contracts	—	502	—	502
Liabilities
Futures Contracts[1]	(413)	—	—	(413)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,582,512
Gross Unrealized Appreciation	237,913
Gross Unrealized Depreciation	(587,609)
Net Unrealized Appreciation (Depreciation)	(349,696)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $699,856,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2026, the fund purchased $2,854,177,000 of investment securities and sold $1,816,442,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2026, such purchases were $75,865,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	440,140	41,244	646,038	61,441
Issued in Lieu of Cash Distributions	34,631	3,248	61,507	5,852
Redeemed	(310,919)	(29,173)	(658,651)	(62,805)
Net Increase (Decrease)—Investor Shares	163,852	15,319	48,894	4,488
Admiral Shares
Issued	1,759,024	164,947	3,590,090	342,401
Issued in Lieu of Cash Distributions	217,080	20,360	400,361	38,102
Redeemed	(1,337,062)	(125,513)	(3,532,249)	(337,948)
Net Increase (Decrease)—Admiral Shares	639,042	59,794	458,202	42,555
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
64

High-Yield Tax-Exempt Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q442 062026
65

Financial Statements
For the six-months ended April 30, 2026
Vanguard Intermediate-Term Tax-Exempt Fund

Contents
Financial Statements	1

Intermediate-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.1%)
Alabama (5.1%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	1,015	1,064
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	1,895	2,024
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2031	3,600	3,961
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/2027	10,030	10,206
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	3,345	3,447
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2040	4,250	4,747
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2041	5,460	6,073
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2042	3,980	4,397
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2043	5,725	6,281
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2034	1,320	1,428
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2035	1,250	1,348
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2037	1,000	1,071
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2038	1,000	1,067
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2040	755	801
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	11,000	11,253
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2037	34,600	37,102
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2039	5,550	5,914
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	4,535	4,567
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,000	1,115
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	1,000	1,109
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	750	827
[1]	Alabama State University College & University Revenue	5.000%	9/1/2034	950	1,067
[1]	Alabama State University College & University Revenue	5.000%	9/1/2035	800	902
[1]	Alabama State University College & University Revenue	5.000%	9/1/2036	700	783
[1]	Alabama State University College & University Revenue	5.250%	9/1/2038	650	731
[1]	Alabama State University College & University Revenue	5.250%	9/1/2039	1,250	1,398
[1]	Alabama State University College & University Revenue	5.250%	9/1/2040	1,000	1,111
	Auburn AL GO	5.000%	8/1/2039	2,000	2,164
	Auburn AL GO	5.000%	8/1/2041	2,540	2,727
	Auburn University College & University Revenue	5.000%	6/1/2034	3,115	3,567
	Auburn University College & University Revenue	5.000%	6/1/2035	1,500	1,729
	Auburn University College & University Revenue	5.000%	6/1/2035	4,545	5,240
	Auburn University College & University Revenue	5.000%	6/1/2036	7,500	8,571
	Auburn University College & University Revenue	5.000%	6/1/2037	2,000	2,271
	Auburn University College & University Revenue	5.000%	6/1/2037	5,000	5,677
	Auburn University College & University Revenue	5.000%	6/1/2038	1,500	1,693
	Auburn University College & University Revenue	5.000%	6/1/2039	2,000	2,244
	Auburn University College & University Revenue	5.000%	6/1/2039	2,500	2,805
	Auburn University College & University Revenue	5.000%	6/1/2040	1,090	1,217
	Auburn University College & University Revenue	5.000%	6/1/2041	1,500	1,665
	Auburn University College & University Revenue	5.000%	6/1/2041	2,500	2,775
	Auburn University College & University Revenue	5.000%	6/1/2042	2,000	2,205
	Auburn University College & University Revenue	5.000%	6/1/2042	4,000	4,410
	Auburn University College & University Revenue	5.000%	6/1/2043	1,750	1,916
	Auburn University College & University Revenue	5.000%	6/1/2044	1,470	1,596
	Auburn University College & University Revenue	5.000%	6/1/2045	1,000	1,076
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/2028	2,750	2,755
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,130	1,212
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,500	1,594
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	1,000	1,058
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	875	922
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	375	403
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2035	350	358
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2037	500	508
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	400	405
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2039	400	404
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	600	604
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2027	1,100	1,117
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2029	400	423
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2031	900	984

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	5,000	5,078
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2032	1,150	1,196
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2033	1,500	1,558
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2034	1,825	1,893
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2035	2,155	2,231
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2027	1,840	1,882
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2028	1,470	1,521
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2029	1,870	1,951
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2033	8,500	8,948
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	63,685	68,538
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	144,625	151,777
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	108,155	108,976
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2033	96,600	101,463
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2033	1,355	1,443
[3]	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2033	51,685	55,112
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2034	1,300	1,379
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2034	13,105	13,892
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2034	3,640	3,869
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2035	7,965	8,438
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	122,665	122,998
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	47,750	50,150
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2035	5,000	5,297
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2036	90,000	92,740
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	108,600	112,831
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	18,160	18,988
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	90,075	94,549
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	82,520	87,547
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	68,115	72,193
[4]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.970%	10/1/2052	61,250	61,277
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	43,865	44,322
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	16,160	16,303
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	96,435	101,036
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	37,590	39,960
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	4,870	5,233
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	156,965	166,397
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	30,065	30,467
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	6/1/2032	57,890	62,390
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	159,905	167,390
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	75,960	78,806
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	140,780	149,954
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2028	485	506
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2029	500	531
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2030	425	458
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	1,565	1,572
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,695	1,684
[5,6]	East Alabama Health Care Authority Health Care Facilities Revenue TOB VRDO	3.740%	5/1/2026	10,030	10,030
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	152,185	155,819
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2035	18,355	19,273
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	10,150	10,902
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	50,355	54,944
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/2032	93,285	99,586
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2040	1,405	1,490
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2042	1,040	1,093
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2043	1,100	1,150
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2044	1,160	1,211
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2044	900	940
	Hoover AL GO	5.000%	3/1/2041	4,850	5,273
	Hoover AL GO, Prere.	4.000%	7/1/2026	2,485	2,491
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2029	1,000	1,025
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2029	500	513
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2032	1,040	1,064
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2033	1,010	1,032
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2034	1,880	1,919
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2035	2,000	2,040
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2036	2,025	2,063
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2037	1,500	1,527
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2038	1,325	1,347
	Huntsville AL GO	5.000%	5/1/2026	2,660	2,660
	Huntsville AL GO	5.000%	5/1/2034	3,515	3,623

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntsville AL GO	5.000%	5/1/2035	3,690	3,799
	Huntsville AL GO	5.000%	5/1/2036	3,875	3,983
	Huntsville AL GO	5.000%	5/1/2037	4,070	4,178
	Huntsville AL GO	5.000%	5/1/2038	2,270	2,328
	Huntsville AL GO	5.000%	3/1/2041	2,250	2,456
	Huntsville AL GO	5.000%	3/1/2042	845	917
	Huntsville AL GO	5.000%	3/1/2042	4,020	4,365
	Huntsville AL GO, Prere.	5.000%	5/1/2035	3,000	3,088
	Huntsville AL GO, Prere.	5.000%	5/1/2036	4,330	4,451
	Huntsville AL GO, Prere.	5.000%	5/1/2036	5,055	5,331
	Huntsville AL GO, Prere.	5.000%	5/1/2037	3,050	3,131
	Huntsville AL GO, Prere.	5.000%	5/1/2037	5,055	5,318
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	20,000	22,429
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	4,190	4,442
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	4,300	4,542
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	6,000	6,321
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	4,540	4,537
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	3,600	3,563
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	8,870	8,252
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	22,825	24,371
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	1,750	1,708
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,790	1,733
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	2,120	2,027
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	2,210	2,059
	Jacksonville State University College & University Revenue	5.000%	12/1/2029	1,465	1,544
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2039	1,000	1,102
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2040	1,435	1,567
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2041	1,800	1,952
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2042	1,670	1,800
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2026	2,650	2,671
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2028	2,540	2,590
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2029	5,305	5,405
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2030	7,575	7,714
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2032	5,000	5,086
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2033	6,700	6,811
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2034	3,305	3,357
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2036	5,105	5,132
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2037	16,995	17,057
	Jefferson County AL Sewer Revenue	5.000%	10/1/2027	1,295	1,334
	Jefferson County AL Sewer Revenue	5.000%	10/1/2029	1,270	1,354
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	2,100	2,272
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	2,195	2,405
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	4,425	4,898
	Jefferson County AL Sewer Revenue	5.000%	10/1/2033	6,000	6,703
	Jefferson County AL Sewer Revenue	5.000%	10/1/2034	6,500	7,207
	Jefferson County AL Sewer Revenue	5.000%	10/1/2035	5,700	6,287
	Jefferson County AL Sewer Revenue	5.000%	10/1/2036	1,625	1,782
	Jefferson County AL Sewer Revenue	5.000%	10/1/2038	7,750	8,405
	Jefferson County AL Sewer Revenue	5.000%	10/1/2039	14,500	15,593
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	2,000	2,183
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	2,000	2,178
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	11,125	12,053
	Jefferson County AL Sewer Revenue	5.250%	10/1/2043	14,750	15,900
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	24,730	26,338
[2]	Limestone County Water & Sewer Authority Water Revenue, Prere.	5.000%	12/1/2026	4,400	4,460
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2031	2,500	2,629
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	5,745	6,031
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	107,885	112,792
	Mobile AL GO	5.000%	2/15/2038	14,495	16,332
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	2.750%	3/15/2029	2,445	2,422
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	5,095	5,143
	Montgomery AL GO	3.000%	12/1/2033	4,780	4,624
	Montgomery AL GO	3.000%	12/1/2034	3,415	3,258
	Montgomery AL GO	3.000%	12/1/2035	1,500	1,410
	Montgomery AL GO	4.000%	12/1/2035	500	507
	Montgomery AL GO	3.000%	12/1/2037	1,000	909

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montgomery AL GO	3.000%	12/1/2038	1,000	894
Montgomery AL GO	3.000%	12/1/2039	1,000	880
Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2040	1,000	1,115
Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2041	1,000	1,111
Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2042	825	909
Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2043	650	712
Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2044	575	624
Mountain Brook Board of Education GO	3.000%	3/1/2038	225	207
Mountain Brook Board of Education GO	3.000%	3/1/2039	165	150
Mountain Brook Board of Education GO	3.000%	3/1/2040	250	221
Mountain Brook Board of Education GO	3.000%	3/1/2041	490	429
Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/2035	4,000	4,076
Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	4,765	5,069
Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	5,695	5,829
Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	4,800	4,896
Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	6,265	6,360
Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	6,515	6,589
Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2037	6,780	6,830
Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	6,050	6,073
Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	3,330	3,331
Phenix City Industrial Development Board Industrial Revenue (MeadWestvaco Coated Board Project)	3.625%	5/15/2030	1,855	1,855
Pike Road AL GO	5.000%	3/1/2043	2,310	2,470
Selma Industrial Development Board Industrial Revenue	4.200%	5/1/2034	3,685	3,812
Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	5,465	5,445
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	126,835	135,083
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2031	4,365	4,581
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2031	2,665	2,801
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	32,945	34,673
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2031	1,250	1,332
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2032	3,505	3,581
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2032	3,475	3,550
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2032	1,600	1,710
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2033	2,795	2,847
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2033	1,000	1,017
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	1,660	1,784
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2034	1,020	1,042
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2034	1,875	2,020
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	87,895	94,647
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	88,965	92,036
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	126,755	129,784
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	10/1/2030	185,000	197,709
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	25,540	25,834
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	12/1/2031	455	456
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	32,665	34,727
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	23,785	24,598
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	146,570	154,112
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	17,630	18,592
Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	20,195	21,489
Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	42,895	45,528
Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	87,225	94,297
Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/2030	1,600	1,608
Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/2026	1,045	1,051
Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/2026	1,500	1,508
Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/2026	2,025	2,036
UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	800	857
UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	600	640
UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	2,000	2,031
UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,055	2,066
UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,000	2,030
University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2035	1,000	957
University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2037	2,230	2,062
University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2038	2,340	2,122
University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2039	2,460	2,194
University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2040	2,585	2,261
University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2041	6,335	5,494
University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2042	6,525	5,541
University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2043	2,610	2,167
University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2047	19,935	14,933
University of Alabama College & University Revenue	3.000%	7/1/2036	8,580	8,007
University of Alabama College & University Revenue	3.000%	7/1/2037	5,840	5,321

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Alabama College & University Revenue	3.000%	7/1/2037	4,825	4,401
	University of Alabama College & University Revenue	3.000%	7/1/2038	12,520	11,158
[1]	University of South Alabama College & University Revenue	5.000%	11/1/2029	1,110	1,121
[2]	University of South Alabama College & University Revenue	5.000%	4/1/2032	5,545	6,156
[2]	University of South Alabama College & University Revenue	5.000%	4/1/2033	4,835	5,426
[1]	University of South Alabama College & University Revenue	4.000%	4/1/2036	1,400	1,409
[1]	University of South Alabama College & University Revenue	4.000%	4/1/2038	1,000	1,002
[1]	University of South Alabama College & University Revenue	4.000%	4/1/2040	1,030	1,021
[1]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/2041	500	543
[1]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/2045	1,000	1,049
[1]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/2046	1,000	1,042
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	7,825	7,908
					4,471,193
Alaska (0.2%)
	Alaska GO	5.000%	8/1/2028	1,425	1,502
	Alaska GO	5.000%	8/1/2029	1,000	1,076
	Alaska GO	5.000%	8/1/2030	1,790	1,960
	Alaska GO	5.000%	8/1/2031	1,560	1,734
	Alaska GO	5.000%	8/1/2032	1,845	2,075
	Alaska GO	5.000%	8/1/2033	1,665	1,894
	Alaska GO	5.000%	8/1/2034	3,275	3,760
	Alaska GO	5.000%	8/1/2035	2,190	2,521
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2030	2,500	2,697
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2033	8,430	9,141
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2034	4,015	4,336
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2036	250	267
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/2039	2,000	1,680
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/2054	3,510	3,777
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,720	1,877
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2056	540	598
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/2030	1,120	1,178
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2030	900	984
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2031	1,125	1,237
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2032	920	1,010
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2032	940	1,031
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2033	870	952
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2033	955	1,043
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2034	1,335	1,454
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/2037	1,750	1,786
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2027	1,485	1,532
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2028	1,250	1,321
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2029	915	986
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2032	1,870	2,099
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2033	1,945	2,206
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/2034	1,000	1,040
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/2035	850	878
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2035	3,235	3,636
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	10/1/2036	1,100	1,247
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2036	1,125	1,238
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	10/1/2037	825	928
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2037	3,080	3,345
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	10/1/2038	950	1,057
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2042	3,385	3,618
	Anchorage AK GO	4.000%	9/1/2035	1,250	1,286
	Anchorage AK GO	4.000%	9/1/2039	2,000	2,015
	Anchorage AK GO	4.000%	9/1/2041	1,000	1,002
	Anchorage AK GO	4.000%	9/1/2042	5,670	5,670
	Anchorage AK GO	4.000%	9/1/2042	3,295	3,295
	Anchorage AK GO	4.000%	9/1/2043	3,000	2,966
	Anchorage AK GO	4.000%	9/1/2043	4,800	4,746
	Anchorage AK GO	4.000%	9/1/2044	4,475	4,357
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/2030	1,590	1,625
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/2031	2,000	2,042
	Anchorage AK Water Revenue	5.000%	5/1/2030	2,095	2,141
	Anchorage AK Water Revenue	5.000%	5/1/2031	1,570	1,603
	Anchorage AK Water Revenue	5.000%	5/1/2034	4,000	4,075
	Anchorage AK Water Revenue	5.000%	5/1/2035	4,000	4,071
	Anchorage AK Water Revenue	5.000%	5/1/2036	3,470	3,528
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	1,390	1,460

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	2,550	2,678
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	2,105	2,252
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	725	776
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	955	1,036
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	3,665	3,977
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2031	1,255	1,380
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	2,510	2,792
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	1,070	1,190
	North Slope Borough AK GO	5.000%	6/30/2027	900	925
	North Slope Borough AK GO	5.000%	6/30/2028	1,945	2,044
	North Slope Borough AK GO	5.000%	6/30/2029	9,000	9,642
	North Slope Borough AK GO	5.000%	6/30/2030	1,140	1,243
	North Slope Borough AK GO	5.000%	6/30/2030	4,805	5,239
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,000	1,079
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	795	869
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,570	2,800
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,960	2,126
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,800	1,846
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2035	2,500	2,551
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2036	3,200	3,247
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	2,000	2,021
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2038	2,500	2,515
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,115	1,117
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,250	3,231
					181,159
American Samoa (0.0%)
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	232
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	281
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2033	250	261
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2034	1,280	1,337
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2035	1,795	1,872
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	100
					4,083
Arizona (1.4%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2032	5,000	5,630
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2034	1,250	1,278
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2035	1,280	1,307
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2037	1,500	1,528
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2037	3,000	3,407
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2038	3,140	3,581
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2038	3,250	3,669
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2039	3,625	4,108
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2039	2,100	2,357
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2041	1,250	1,399
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2041	3,000	3,332
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2041	1,100	1,160
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2042	1,700	1,889
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	1,000	1,103
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2043	1,000	1,096
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2044	550	601
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2045	700	758
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2046	800	858
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2042	1,000	1,097
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2044	2,300	2,487
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2045	3,000	3,217
	Arizona COP, ETM	5.000%	10/1/2026	10,590	10,692
	Arizona COP, ETM	5.000%	10/1/2028	11,330	11,985
	Arizona COP, ETM	5.000%	10/1/2029	17,350	18,730
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2030	4,375	4,391
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2032	14,000	14,051
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2033	5,160	5,179
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2042	12,820	14,342
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	8,000	8,319
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2029	3,005	3,082
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	5,500	5,819
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2030	1,250	1,282
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2030	735	796
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	850	917
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	625	684

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	14,130	15,367
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2032	710	762
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2032	380	419
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2033	1,000	1,070
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2033	700	777
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2034	1,050	1,119
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2034	550	614
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2035	935	992
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2035	650	720
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2036	1,115	1,126
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2036	430	473
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2037	400	437
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2038	600	602
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2038	950	1,014
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2038	475	515
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2039	840	841
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2039	350	377
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2039	1,200	1,302
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2040	855	850
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2040	1,305	1,381
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2040	375	403
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2041	855	900
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2041	350	373
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2041	900	966
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2042	1,800	1,888
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2042	450	478
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2042	950	1,014
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2043	510	540
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2044	475	498
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2044	850	895
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2045	1,250	1,305
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2046	2,075	2,142
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.500%	7/1/2033	465	466
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2038	300	302
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2039	1,000	1,003
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.250%	7/1/2043	275	277
[5]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/2030	390	390
[5]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	4.000%	7/15/2030	380	377
[5]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	5.000%	7/15/2040	830	830
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2029	125	131
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2030	130	138
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2031	125	133
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2032	725	693
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2033	750	708
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2034	770	717
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2035	800	735
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2036	820	743
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2038	880	771
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2039	905	777
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2040	1,865	1,567
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2041	1,930	1,591
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2027	325	326
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2028	170	170
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2029	160	160
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2030	190	190
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2031	200	200
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2032	210	210
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2033	220	220
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2034	230	223
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2035	240	232
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2036	665	637
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2027	55	56
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2028	60	61
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2029	65	67
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2030	70	73
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2031	70	73
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2032	475	494
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2033	315	326
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/2034	335	326
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/2035	1,100	1,062

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/2036	310	297
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2041	920	841
[5]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevada-Horizon, Inspirada & St. Rose Campus Projects)	5.750%	7/15/2038	2,060	2,064
[5]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevadasloan Canyon Project)	4.000%	7/15/2030	755	756
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	325	349
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	200	214
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	300	320
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	420	446
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2035	225	227
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	355	357
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	1,235	1,242
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2038	445	447
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2039	1,215	1,218
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	1,145	1,126
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/2041	900	777
[5]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.125%	5/1/2044	7,250	7,586
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/2029	1,410	1,495
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2029	2,610	2,806
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/2030	2,000	2,160
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/2030	2,780	3,015
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/2030	2,865	3,119
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/2031	1,785	1,958
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2031	5,235	5,801
	Arizona IDA Local or Guaranteed Housing Revenue	3.625%	5/20/2033	23,898	23,855
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,295	1,429
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	3,948	4,050
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2027	400	409
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2028	325	339
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2029	700	741
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2031	325	342
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2032	325	342
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2033	350	367
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/2034	250	254
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2035	530	554
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2036	555	578
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2037	1,325	1,375
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2038	650	673
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/2039	500	497
[5,6]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	30,545	30,545
[5,6]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	16,530	16,530
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/2024	1,505	—
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/2025	4,955	—
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/2026	2,605	—
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/2027	7,000	1
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2028	8,130	1
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2030	6,000	1
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/2031	985	—
	Arizona Lottery Revenue, ETM	5.000%	7/1/2026	6,390	6,413
	Arizona Lottery Revenue, ETM	5.000%	7/1/2027	7,000	7,187
	Arizona Lottery Revenue, ETM	5.000%	7/1/2028	5,500	5,775
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2029	10,000	10,705
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2030	2,465	2,681
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2031	6,620	7,294
	Arizona State University College & University Revenue	5.000%	7/1/2043	3,000	3,125
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/2030	860	792
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/2031	450	405
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/2036	5,125	4,321
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/2041	8,000	6,182

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chandler AZ GO	5.000%	7/1/2027	5,800	5,966
	Chandler AZ GO	5.000%	7/1/2028	8,800	9,269
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	17,930	18,129
[8]	Freddie Mac Pool	4.300%	1/1/2041	8,513	8,479
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2041	1,860	1,877
	Glendale AZ GO	4.000%	7/1/2041	1,920	1,945
	Glendale AZ GO	4.000%	7/1/2042	2,000	2,014
	Glendale IDA College & University Revenue	5.000%	5/15/2040	1,375	1,503
	Glendale IDA College & University Revenue	5.000%	5/15/2041	1,845	2,005
	Glendale IDA College & University Revenue	5.000%	5/15/2042	1,350	1,458
	Glendale IDA College & University Revenue	5.000%	5/15/2043	2,000	2,145
	Glendale IDA College & University Revenue	5.000%	5/15/2044	1,625	1,728
	Glendale IDA Local or Guaranteed Housing Revenue (Royal Oaks Inspirata Pointe Project)	5.000%	5/15/2041	1,500	1,472
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2041	1,250	1,379
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2042	1,275	1,397
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2043	2,260	2,459
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2044	1,000	1,080
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/2030	1,775	1,778
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/2031	1,500	1,503
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/2028	100	102
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/2038	600	607
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2029	110	114
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2030	150	157
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/2035	375	434
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/2041	1,000	1,114
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/2042	1,000	1,105
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2034	400	423
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2035	250	264
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2036	200	210
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2038	250	262
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2039	225	235
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/2033	2,310	2,277
	Maricopa County High School District No. 214 Tolleson Union High School (Arizona School Improvement Bonds Projects of 2023 & 2024) GO	5.000%	7/1/2032	1,635	1,842
	Maricopa County High School District No. 214 Tolleson Union High School (Arizona School Improvement Bonds Projects of 2023 & 2024) GO	5.000%	7/1/2041	5,500	6,066
	Maricopa County High School District No. 214 Tolleson Union High School (School Improvement Project) GO	5.000%	7/1/2038	1,385	1,440
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/2035	1,700	1,744
	Maricopa County IDA Charter School Aid Revenue (Horizon Community Learning Center Project)	5.000%	7/1/2035	1,100	1,101
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2034	500	501
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2035	975	1,017
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2039	750	768
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2039	2,500	2,526
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2040	5,575	5,312
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.250%	7/1/2044	3,000	2,674
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.250%	7/1/2045	2,515	2,522
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	6,525	7,008
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2032	12,020	12,122
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	9,045	9,181
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	8,065	8,756
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	1,035	1,078
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	2,895	3,170
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	7,510	7,623
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	1,120	1,163
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	9,000	10,018
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	1,000	1,036
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.500%	5/1/2036	1,700	1,734
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,240	2,315
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	695	690
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	2,520	2,600
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	2,730	2,990
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2038	1,615	1,639
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/2039	875	769
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,360	1,468
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,965	4,253
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	5,000	5,100
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	6.000%	5/1/2041	2,000	2,039
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,400	2,568
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,500	1,596
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	2,150	2,274

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2044	1,400	1,315
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,100	1,146
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	6.500%	5/1/2046	3,945	4,021
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	19,065	20,518
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	2,360	2,413
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/2035	6,500	5,574
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/2035	9,930	8,516
[3]	Maricopa County School District No. 3 Tempe Elementary GO	5.000%	7/1/2044	2,850	3,110
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2027	930	900
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2030	1,235	1,148
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2031	675	615
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/2039	14,905	12,902
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/2030	1,425	1,446
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/2031	2,010	2,037
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/2035	1,635	1,672
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/2036	2,500	2,554
	Maricopa County Union High School District No. 216 Agua Fria (2024 Project) GO	5.000%	7/1/2043	2,150	2,371
	Maricopa County Union High School District No. 216 Agua Fria (2024 Project) GO	5.000%	7/1/2044	2,250	2,457
	Maricopa County Union High School District No. 216 Agua Fria (2024 Project) GO	5.000%	7/1/2045	3,200	3,459
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2034	275	317
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2035	625	714
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2036	1,500	1,701
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2037	1,250	1,409
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2038	1,275	1,430
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2039	1,200	1,339
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2040	1,000	1,111
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2041	850	941
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2042	875	963
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2043	875	957
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2044	1,650	1,789
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/2034	2,900	2,908
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/2035	3,110	3,118
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/2036	3,800	3,810
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/2036	375	359
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/2038	325	300
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/2039	500	454
	Mesa AZ GO	5.000%	7/1/2028	2,690	2,828
	Mesa AZ GO	5.000%	7/1/2029	2,825	3,031
	Mesa AZ GO	5.000%	7/1/2039	2,500	2,749
	Mesa AZ GO	5.000%	7/1/2040	4,835	5,303
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/2043	4,565	4,915
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2034	3,000	3,432
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2035	3,000	3,455
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2036	4,000	4,566
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2040	6,500	7,203
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2041	4,100	4,520
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2042	4,000	4,113
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2042	3,190	3,493
[1]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/2043	7,000	7,057
[1]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/2044	3,070	3,070
	Mesa AZ Utility System Water Revenue	3.000%	7/1/2044	1,665	1,373
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2036	3,335	3,557
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2037	3,275	3,481
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2037	800	918
[5]	Phoenix Arizona IDA Charter School Aid Revenue (Legacy Traditional Schools Projects)	5.000%	7/1/2036	7,540	7,545
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2026	250	250
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2029	700	717
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2031	700	714
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2033	300	305
	Phoenix AZ GO	5.000%	7/1/2032	1,250	1,410
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2026	1,790	1,797
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2030	3,895	4,005
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	12,550	12,864
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	1,870	1,877
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	13,160	13,204
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	2,000	2,121
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	4,500	4,615
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	3,275	3,287
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	11,565	11,604
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	3,500	3,705

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2034	8,520	8,551
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2034	12,815	12,858
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2035	2,000	2,047
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2035	24,550	25,074
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	4,190	4,287
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	10,035	10,238
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	8,750	8,779
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	3,185	3,255
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	20,065	20,450
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	8,715	8,744
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2039	1,535	1,656
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2039	2,750	3,044
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2039	1,215	1,297
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2040	2,500	2,755
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2041	1,600	1,659
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2042	1,650	1,707
[1]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2042	9,000	10,841
[9]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2042	11,000	13,177
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2043	13,115	14,407
[9]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2043	10,945	13,095
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	3,115	3,285
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	21,650	22,830
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	11,775	12,835
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/2037	370	380
	Phoenix IDA Health, Hospital, Nursing Home Revenue VRDO	3.200%	5/1/2026	37,030	37,030
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/2032	650	679
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/2033	765	798
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/2034	1,245	1,296
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/2032	2,625	2,954
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/2033	1,325	1,509
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2030	380	373
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2030	1,510	1,484
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2031	395	386
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/2034	2,405	2,405
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/2039	1,310	1,296
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	1,985	1,718
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	1,000	866
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	1,400	1,371
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	1,375	1,317
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	2,530	2,389
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	4,595	3,986
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2039	800	884
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2040	1,125	1,238
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2041	1,000	1,095
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2042	1,200	1,306
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2043	1,200	1,299
	Pima County Unified School District No. 1 Tucson GO	5.000%	7/1/2044	2,100	2,281
	Pima County Unified School District No. 1 Tucson GO	5.000%	7/1/2045	2,500	2,692
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2037	1,000	1,134
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2038	1,150	1,296
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2039	725	812
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2040	875	975
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2036	11,000	11,134
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	12,445	12,581
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	5/1/2042	2,395	2,638
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	1,995	2,059
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	8,130	8,756
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	4,250	4,620
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2044	6,000	6,475
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2045	4,615	4,825
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	3,520	3,621
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	7,790	7,874
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2028	270	282
	Scottsdale AZ (Project of 2019) GO	2.000%	7/1/2040	1,715	1,298

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sierra Vista IDA Charter School Aid Revenue	5.250%	6/15/2035	3,000	3,076
[5]	Sierra Vista IDA Charter School Aid Revenue	5.500%	6/15/2036	5,000	4,889
	Sierra Vista IDA Charter School Aid Revenue	6.250%	6/15/2045	6,775	6,980
[5]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/2038	4,845	4,875
[5]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/2042	4,460	4,410
	Tempe AZ GO	5.000%	7/1/2037	5,920	6,769
	Tempe AZ GO	5.000%	7/1/2038	6,490	7,376
	Tempe AZ GO	5.000%	7/1/2039	6,560	7,413
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.500%	12/1/2030	2,525	2,509
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.750%	12/1/2031	3,700	3,690
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	1,000	999
[1]	Western Maricopa Education Center District No. 402 (School Improvement Project - 2025) GO	5.000%	7/1/2041	1,850	2,056
[1]	Western Maricopa Education Center District No. 402 (School Improvement Project - 2025) GO	5.000%	7/1/2042	2,175	2,401
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,245	1,273
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	1,020	1,058
	Yuma AZ Sales Tax Revenue	5.000%	7/1/2041	1,000	1,107
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	500	549
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,045	1,159
					1,231,473
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	1,450	1,493
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,810	1,883
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,200	1,247
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,500	1,574
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	1,200	1,253
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,500	1,570
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,885	4,054
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	1,000	1,036
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	2,380	2,477
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,085	1,142
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	1,000	1,033
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,200	2,282
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	900	921
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,300	2,377
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	1,000	1,022
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	1,850	1,905
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	1,400	1,437
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	135	125
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	1,250	1,279
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,085	1,081
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2039	1,405	1,433
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2040	1,100	1,117
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2042	3,250	2,868
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	3.125%	2/1/2046	10	7
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue	5.500%	1/1/2056	2,890	3,137
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2027	1,250	1,282
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2028	1,500	1,574
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2029	1,500	1,606
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2041	2,000	2,218
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2042	1,515	1,670
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2043	1,445	1,584
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2044	1,640	1,783
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2045	1,750	1,886
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2046	3,010	3,223
	Bentonville AR Sales & Use Tax Sales Tax Revenue	4.125%	11/1/2040	2,100	2,128
	Bentonville AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2045	2,385	2,418
	El Dorado Special School District No. 15 GO	5.000%	2/1/2037	2,010	2,096
	El Dorado Special School District No. 15 GO	5.000%	2/1/2038	2,110	2,199
	El Dorado Special School District No. 15 GO	5.000%	2/1/2040	2,325	2,413
	El Dorado Special School District No. 15 GO	5.000%	2/1/2041	2,440	2,527
	El Dorado Special School District No. 15 GO	5.000%	2/1/2042	2,565	2,650
[1]	Fort Smith AR Sales & Use Sales Tax Revenue	5.000%	11/1/2040	1,000	1,107
[1]	Fort Smith AR Sales & Use Sales Tax Revenue	5.000%	11/1/2043	750	813
[1]	Little Rock School District GO	2.000%	2/1/2039	8,420	6,372
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	200	203
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	185	192
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	3,000	3,017
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	3,305	3,323
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	2,815	2,829

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2039	1,000	1,076
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2029	2,735	2,747
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2031	1,535	1,541
	Rogers School District No. 30 GO	3.000%	2/1/2031	1,960	1,960
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	1,035	1,067
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2031	1,300	1,421
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2032	1,700	1,849
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2033	1,700	1,839
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2034	2,305	2,482
	Springdale School District No. 50 GO	3.000%	6/1/2032	3,415	3,337
	University of Arkansas College & University Revenue	5.000%	4/1/2035	1,335	1,475
	University of Arkansas College & University Revenue	5.000%	11/1/2044	2,675	2,888
	University of Arkansas College & University Revenue	5.000%	12/1/2045	6,985	7,304
					121,852
California (10.3%)
[1]	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/2033	750	774
[1]	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/2034	600	618
	ABC Unified School District GO	3.000%	8/1/2041	2,710	2,405
	Acalanes Union High School District GO	6.350%	8/1/2039	5,000	5,505
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	6,510	6,555
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	750	756
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	11,875	11,944
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2027	1,000	1,032
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2029	930	1,008
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2030	1,500	1,660
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2032	1,000	1,144
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2033	1,000	1,159
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2035	1,000	1,182
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2036	1,000	1,187
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2038	1,445	1,691
	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	2,565	2,758
	Alameda County Oakland Unified School District GO	5.000%	8/1/2030	7,970	8,707
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2032	4,500	5,080
[2,3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2032	2,465	2,782
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2034	1,480	1,707
[2,3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2034	1,220	1,407
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2035	4,165	4,830
[2,3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2035	1,465	1,699
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2036	4,520	5,267
[2,3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2036	1,340	1,561
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2037	4,660	5,409
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2039	5,210	5,960
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	9,945	8,912
[1]	Alhambra Unified School District GO	0.000%	8/1/2032	3,000	2,483
[1]	Alhambra Unified School District GO	0.000%	8/1/2034	1,415	1,084
[1]	Alhambra Unified School District GO	0.000%	8/1/2038	6,150	3,992
	Antelope Valley Community College District GO	0.000%	8/1/2034	1,200	886
	Antelope Valley Community College District GO	0.000%	8/1/2036	1,000	657
	Antelope Valley Community College District GO	0.000%	8/1/2037	1,150	713
[3]	Antelope Valley Community College District GO	5.000%	8/1/2043	765	827
[3]	Antelope Valley Community College District GO	5.000%	8/1/2044	640	688
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.250%	3/1/2036	3,740	3,740
[2,10]	Bakersfield City School District GO, 5.750% coupon rate effective 5/1/2033	0.000%	5/1/2037	1,700	1,399
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	4,680	4,734
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	25,300	25,473
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	33,140	33,310
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2039	11,035	13,211
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	5,420	6,480
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	3,060	3,339
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	3,495	4,176
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	3,665	4,369
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,380	4,015
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	2,790	3,290
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	19,535	19,158
	Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	18,430	20,938
	Beverly Hills CA Unified School District GO	0.000%	8/1/2028	5,000	4,730
	Beverly Hills CA Unified School District GO	0.000%	8/1/2029	7,950	7,321
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	100,000	106,271
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2035	2,965	3,130

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	75,405	81,985
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	125,000	134,614
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2036	55,725	58,257
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2030	4,180	4,367
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2031	4,395	4,630
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2031	2,000	2,129
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	11/1/2033	90,000	97,332
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	36,655	37,114
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	27,420	28,657
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	70,480	73,542
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	69,000	73,062
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	59,495	64,951
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	130,050	137,346
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	90,760	95,988
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	46,005	48,789
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	132,755	143,038
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	110,195	114,910
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	161,020	164,720
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	143,565	155,106
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	43,710	45,801
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	64,300	65,116
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	132,455	138,456
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	19,120	19,299
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	91,680	94,042
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	62,770	66,650
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	162,955	164,786
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	69,570	71,480
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	66,760	71,537
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	92,610	98,803
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	2/1/2036	40,685	43,589
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	1,016	19
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	600	625
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	500	533
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	1,800	1,796
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2043	5,000	5,643
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2044	1,600	1,790
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2045	1,000	1,106
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2030	1,945	2,051
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2031	2,475	2,626
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2032	2,605	2,775
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2033	2,750	2,936
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2035	1,020	1,076
[9]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2037	3,000	1,978
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	9,205	10,960
	California GO	5.000%	10/1/2026	10,000	10,099
	California GO	5.000%	10/1/2027	1,025	1,062
	California GO	5.000%	10/1/2027	24,000	24,877
	California GO	5.000%	8/1/2028	8,090	8,550
	California GO	5.000%	8/1/2028	15,000	15,854
	California GO	5.000%	9/1/2028	10,000	10,589
	California GO	5.000%	9/1/2029	10,000	10,801
	California GO	5.000%	9/1/2029	47,945	51,787
	California GO	5.000%	10/1/2029	90	90
	California GO	5.000%	10/1/2029	20,120	21,769
	California GO	5.000%	4/1/2030	2,320	2,530
	California GO	5.000%	4/1/2030	1,700	1,854
	California GO	4.000%	8/1/2030	12,400	12,419
	California GO	5.000%	9/1/2030	5,000	5,492
	California GO	5.000%	9/1/2030	29,910	32,854
	California GO	5.000%	10/1/2030	3,275	3,602
	California GO	3.500%	12/1/2030	7,500	7,501
	California GO	5.000%	4/1/2031	10,640	11,788
	California GO	5.000%	8/1/2031	4,000	4,454
	California GO	5.000%	8/1/2031	15,000	16,703
	California GO	5.000%	9/1/2031	32,920	36,703
	California GO	5.000%	10/1/2031	3,645	4,069
	California GO	5.000%	10/1/2031	210	210
	California GO	5.000%	11/1/2031	10,000	10,357
	California GO	5.000%	4/1/2032	26,035	27,782
	California GO	5.000%	4/1/2032	5,855	6,589

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/2032	15,000	16,954
California GO	5.000%	8/1/2032	12,190	13,778
California GO	5.000%	9/1/2032	5,500	6,223
California GO	4.000%	11/1/2032	4,805	4,888
California GO	5.000%	4/1/2033	12,000	12,786
California GO	4.000%	8/1/2033	10,020	10,021
California GO	4.000%	9/1/2033	16,050	16,053
California GO	5.000%	10/1/2033	55	55
California GO	5.000%	3/1/2034	1,000	1,078
California GO	5.000%	8/1/2034	4,190	4,211
California GO	5.000%	8/1/2034	12,900	14,892
California GO	5.000%	9/1/2034	1,655	1,666
California GO	5.000%	10/1/2034	160	160
California GO	5.000%	11/1/2034	7,770	8,451
California GO	5.000%	11/1/2034	2,590	2,817
California GO	5.000%	12/1/2034	1,550	1,553
California GO	5.000%	4/1/2035	6,435	6,832
California GO	5.000%	4/1/2035	6,720	7,067
California GO	5.000%	9/1/2035	3,115	3,475
California GO	3.000%	10/1/2035	59,650	58,481
California GO	5.000%	11/1/2035	22,035	23,876
California GO	4.000%	3/1/2036	9,475	9,769
California GO	5.000%	3/1/2036	3,775	4,352
California GO	5.000%	8/1/2036	7,610	8,683
California GO	5.000%	8/1/2036	4,020	4,646
California GO	5.000%	9/1/2036	11,555	13,017
California GO	5.000%	9/1/2036	2,145	2,433
California GO	5.000%	9/1/2036	4,875	5,529
California GO	3.000%	10/1/2036	6,015	5,781
California GO	5.000%	8/1/2037	20,000	22,700
California GO	3.000%	10/1/2037	6,800	6,407
California GO	5.000%	10/1/2037	6,930	7,573
California GO	5.000%	11/1/2037	8,660	9,595
California GO	5.000%	8/1/2039	17,000	19,115
California GO	5.000%	10/1/2039	2,250	2,488
California GO	5.000%	10/1/2039	12,015	13,071
California GO	5.000%	8/1/2041	11,000	12,449
California GO	5.000%	9/1/2041	1,035	1,122
California GO	5.000%	9/1/2041	4,000	4,456
California GO	5.000%	3/1/2042	4,500	5,040
California GO	5.000%	9/1/2042	12,540	13,663
California GO	5.000%	10/1/2042	35,240	36,847
California GO	5.000%	10/1/2042	12,000	13,163
California GO	5.000%	10/1/2042	12,815	14,511
California GO	5.000%	11/1/2042	4,000	4,367
California GO	5.000%	3/1/2043	2,155	2,398
California GO	5.000%	9/1/2043	45,500	49,858
California GO	5.000%	9/1/2043	16,625	18,312
California GO	5.000%	10/1/2043	10,410	11,702
California GO	5.000%	3/1/2044	3,960	4,370
California GO	5.000%	8/1/2044	3,000	3,293
California GO	5.000%	9/1/2044	14,875	16,263
California GO, Prere.	4.000%	3/1/2030	205	216
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,135	5,389
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	3,000	3,111
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,050	2,122
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	39,900	43,413
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	2,320	2,398
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	11,295	12,388
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	4,030	4,159
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	5,000	5,177
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,250	2,322
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	3,400	3,504
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	2,125	2,190
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	4,395	4,898
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2036	2,500	2,384
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	2,000	2,052
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	22,000	21,561
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	6,395	6,552
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,000	2,141

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,865	1,818
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	1,000	1,086
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	2,075	2,209
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2046	2,435	2,320
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	22,735	24,514
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	14,140	15,182
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	16,925	18,746
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2034	7,500	8,533
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	1,130	1,276
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2036	17,500	20,120
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2031	5,000	5,534
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	26,134	26,708
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	7,028	7,286
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	81,333	82,280
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	68,886	68,470
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	12/1/2035	4,461	3,820
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	54,116	52,191
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	9,304	9,402
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	10,107
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	10,000	10,015
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	10,000	10,015
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2037	1,255	1,459
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2040	2,450	2,777
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2041	3,190	3,578
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	4,000	4,454
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2043	2,015	2,230
[3]	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	6/1/2033	1,475	1,470
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/2028	24,100	22,901
	California Municipal Finance Authority	4.050%	7/20/2041	2,448	2,279
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	5,315	5,371
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.327%	11/20/2040	36,066	35,752
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.327%	11/20/2040	6,826	6,450
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	17,677	16,476
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.050%	7/20/2041	30,646	30,109
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/2044	1,667	1,700
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	3,810	3,994
[5]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/1/2026	13,870	13,870
	California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	23,205	24,933
	California Municipal Finance Authority Transit Revenue	5.000%	3/1/2037	1,100	1,244
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2039	1,650	1,840
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	3,000	3,046
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2036	2,340	2,362
[5]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.700%	6/1/2034	875	894
[5]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.875%	6/1/2039	5,550	5,563
[5]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.200%	6/1/2044	18,520	18,342
[5]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	12,745	12,760
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	11,240	3,477
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2041	3,985	3,613
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2035	6,585	6,903
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	1,500	1,655
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,098
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	1,000	1,090
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2035	2,385	2,774
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2036	2,970	3,429
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2037	7,155	8,207
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2038	8,100	9,235
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2039	17,120	19,378
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2044	2,045	2,256
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2045	4,030	4,403
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2046	2,825	3,055
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2047	4,145	4,437
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	10,000	11,149
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	1,200	1,338
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	1,250	1,414
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	2,825	3,232
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	2,250	2,599
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2035	3,905	4,531
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2036	4,915	5,661
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2037	6,295	7,203
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	2,750	3,117

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	775	890
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	2,065	2,356
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2036	13,340	14,611
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	7,480	7,865
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/2046	1,575	1,656
	California State University College & University Revenue	5.000%	11/1/2033	8,010	8,193
	California State University College & University Revenue	5.000%	11/1/2034	10,270	10,502
	California State University College & University Revenue	5.000%	11/1/2035	10,000	10,218
	California State University College & University Revenue	5.000%	11/1/2036	12,660	12,922
	California State University College & University Revenue	5.000%	11/1/2036	7,165	7,728
	California State University College & University Revenue	5.000%	11/1/2037	7,525	8,802
	California State University College & University Revenue	5.000%	11/1/2038	20,985	24,321
	California State University College & University Revenue	5.000%	11/1/2039	2,000	2,245
	California State University College & University Revenue	5.000%	11/1/2039	13,065	15,032
	California State University College & University Revenue	5.000%	11/1/2040	4,000	4,468
	California State University College & University Revenue	5.000%	11/1/2040	4,960	5,677
	California State University College & University Revenue	3.000%	11/1/2041	1,585	1,427
	California State University College & University Revenue	5.000%	11/1/2041	1,060	1,179
	California State University College & University Revenue	5.000%	11/1/2041	4,480	5,100
	California State University College & University Revenue	5.000%	11/1/2042	1,000	1,103
	California State University College & University Revenue	5.000%	11/1/2042	4,915	5,543
	California State University College & University Revenue	5.000%	11/1/2043	1,000	1,095
	California State University College & University Revenue	5.000%	11/1/2043	9,205	10,300
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2037	4,530	4,302
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/2029	10,985	10,305
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,925	5,933
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,000	2,003
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	4,100	4,104
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	14,000	15,173
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,500	3,504
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	35,000	38,834
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	1,000	1,063
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	65,000	73,913
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	3,000	3,018
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	1,330	1,434
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	3,725	3,850
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	4,725	4,883
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	1,000	1,001
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	2,000	2,003
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/2035	2,870	2,897
[1]	Central Unified School District GO	3.000%	8/1/2044	2,500	2,086
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	32,025	34,059
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	81,265	86,696
	Cerritos Community College District GO	0.000%	8/1/2028	1,000	945
	Cerritos Community College District GO	0.000%	8/1/2030	1,850	1,648
	Cerritos Community College District GO	0.000%	8/1/2031	1,000	863
	Chino Valley Unified School District GO	0.000%	8/1/2033	1,420	1,112
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2033	2,090	1,859
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2034	2,155	1,878
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2041	2,650	1,918
	Concord CA COP	2.125%	4/1/2041	2,275	1,658
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	24,955	21,283
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	8,340	7,208
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/2047	4,655	4,073
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2047	5,300	4,551
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/2057	12,500	8,758
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,060	1,052
	Desert Sands Unified School District GO	5.000%	8/1/2033	1,305	1,344
[1]	Downey Unified School District GO	2.000%	8/1/2038	1,080	843
[1]	Downey Unified School District GO	2.000%	8/1/2039	1,005	767
[1]	Downey Unified School District GO	2.000%	8/1/2040	2,565	1,896
[1]	Downey Unified School District GO	2.000%	8/1/2041	3,120	2,223
	Dry Creek Joint Elementary School District GO	0.000%	8/1/2036	1,685	1,188
[3]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	16,795	19,715
[3]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2039	22,790	26,542
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	1,500	1,718
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2041	1,655	1,884
[3]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	2,210	2,525

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Camino Community College District Foundation GO	2.000%	8/1/2040	2,500	1,891
	El Segundo Unified School District GO	0.000%	8/1/2028	2,705	2,552
	El Segundo Unified School District GO	0.000%	8/1/2029	8,655	7,937
	El Segundo Unified School District GO	0.000%	8/1/2030	9,160	8,141
[9]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/2026	2,985	2,952
[9]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/2028	2,875	2,693
	Foothill-De Anza Community College District GO	3.000%	8/1/2037	1,150	1,088
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.200%	1/15/2029	2,000	2,200
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	3,000	2,347
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	512	497
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.493%	7/25/2035	16,445	14,611
[5,8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	41,812	38,049
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	45,574	42,166
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	19,096	15,971
[8]	Freddie Mac Pool	3.400%	11/1/2040	3,972	3,618
[8]	Freddie Mac Pool	3.720%	1/1/2041	16,296	15,222
[8]	Freddie Mac Pool	4.250%	9/1/2041	9,130	8,893
[8]	Freddie Mac Pool	4.250%	1/1/2042	30,851	29,931
	Fresno Unified School District GO	3.000%	8/1/2036	2,000	1,902
	Fresno Unified School District GO	3.000%	8/1/2036	2,385	2,281
[1]	Gilroy Unified School District GO	0.000%	8/1/2032	3,400	2,818
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2026	5,000	4,990
[12]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2027	5,000	4,870
[12]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2028	52,135	49,616
[2]	Imperial Community College District GO	0.000%	8/1/2030	2,020	1,736
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/2034	3,735	3,787
	Inglewood Unified School District GO	5.000%	8/1/2033	620	713
	Inglewood Unified School District GO	5.000%	8/1/2035	1,000	1,171
	Inglewood Unified School District GO	5.500%	8/1/2037	1,000	1,193
	Inglewood Unified School District GO	5.500%	8/1/2038	1,500	1,779
	Inglewood Unified School District GO	5.500%	8/1/2040	1,250	1,466
	Inglewood Unified School District GO	5.500%	8/1/2042	1,800	2,092
	Inglewood Unified School District GO	5.500%	8/1/2044	1,000	1,140
[1]	Kern Community College District GO	0.000%	11/1/2026	10,210	10,071
	Kern Community College District GO	3.000%	8/1/2040	3,030	2,721
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/2027	1,500	1,452
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/2028	3,520	3,318
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2028	235	248
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2040	300	330
[1]	Long Beach Unified School District GO	0.000%	8/1/2026	1,475	1,465
[1]	Long Beach Unified School District GO	0.000%	8/1/2033	3,145	2,498
	Long Beach Unified School District GO	3.000%	8/1/2040	3,090	2,740
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	23,000	25,696
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	11,000	12,632
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10,000	10,371
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10,000	11,631
	Los Angeles CA Unified School District GO	3.000%	7/1/2035	2,605	2,554
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2035	17,000	17,602
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2036	25,525	26,396
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2036	10,000	11,761
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2037	12,500	12,913
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	6,000	6,161
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2039	10,000	11,447
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	10,000	10,179
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	2,000	2,182
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2043	10,000	11,109
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	5,120	5,265
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	3,000	3,074
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,000	2,049
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	4,000	4,094
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	12,325	14,351
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	3,000	3,097
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	16,000	16,447
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	18,870	19,375
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	14,815	15,198
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	12,500	12,821
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	16,845	17,273
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	5,035	5,284
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	1,760	2,033
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	5,570	6,434

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	16,000	16,403
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	20,500	21,001
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	1,160	1,323
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	4,040	4,607
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	1,445	1,640
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	3,105	3,525
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	5,500	6,356
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	12,325	13,174
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	1,355	1,517
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	7,565	7,973
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2036	2,995	3,089
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2037	7,765	7,971
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	2,725	2,995
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	2,750	2,933
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	6,285	6,433
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	8,800	9,364
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2041	3,000	3,057
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	5,000	5,624
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	3,675	4,088
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	2,735	3,006
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	1,000	1,088
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	1,330	1,352
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	615	632
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,015	2,071
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,805	1,855
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	7,920	8,141
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	770	792
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	555	571
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	720	731
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,715	2,791
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	9,025	9,436
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,135	2,232
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	7,125	7,450
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	3,345	3,463
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	555	580
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	820	832
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,130	1,182
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	865	904
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	6,305	6,528
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	5,455	5,809
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	4,700	5,005
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,975	2,103
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,550	1,590
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	5,430	5,616
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	670	700
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,690	1,783
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	3,295	3,476
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	870	883
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	465	495
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	940	1,001
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,475	1,571
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	3,215	3,424
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,970	2,074
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	310	335
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	16,315	17,628
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	5,910	6,102
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	5,230	5,507
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	6,230	6,731
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,635	1,767
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	745	805
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	45,810	49,078
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,170	6,366
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	2,410	2,533
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,770	1,938
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	9,685	10,604
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	975	1,034
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,460	1,599
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	640	701
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,270	6,865
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,935	3,026

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,070	2,172
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	3,805	4,026
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,635	1,811
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	5,995	6,639
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	965	1,003
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,005	1,063
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,995	2,209
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,795	3,095
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	7,940	8,793
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	9,115	10,094
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,070	1,111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	2,430	2,679
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,665	1,860
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	250	274
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	970	1,077
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,625	1,816
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	2,900	3,240
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	10,840	12,111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	9,415	9,767
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	4,530	4,973
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	12,065	13,581
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,515	1,583
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	250	273
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	670	740
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	835	928
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	5,445	6,129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,250	1,407
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	23,055	23,323
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	36,000	37,278
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	580	634
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,820	1,963
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	12,170	13,458
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	440	489
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,290	1,345
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,170	2,428
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,405	1,589
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	18,005	20,367
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,505	2,834
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	16,270	16,443
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	17,150	17,723
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	565	607
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	500	550
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	1,590	1,654
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	700	778
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,760	4,179
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	320	344
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	490	542
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	300	332
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	1,000	1,121
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	19,770	22,201
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,255	3,655
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	11,140	11,252
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	750	768
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	10,525	10,857
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	11,585	12,025
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,905	2,035
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	530	572
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	6,355	6,936
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	3,200	3,475
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,160	1,273
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	800	836
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,250	1,328
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	500	534
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	525	576
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	730	801
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,500	1,670
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	55	57
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,465	1,558
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,990	2,139
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,120	1,198

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	725	794
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	170	184
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,000	1,105
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	11,865	13,119
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	2,860	3,162
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2038	5,500	5,563
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	7,125	7,367
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,370	3,534
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,615	1,710
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,695	2,867
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,435	1,554
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,950	2,112
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	920	1,001
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,395	1,498
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,680	2,890
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,100	1,192
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,000	1,097
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	9,000	9,912
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	45,635	47,810
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,340	1,423
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	9,960	10,529
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,470	1,589
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,000	1,094
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	22,185	24,278
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,000	1,094
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	19,475	20,454
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,240	1,314
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	8,450	9,074
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,630	2,836
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	3,000	3,273
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	8,670	8,737
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,060
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	4,830	5,158
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,400	2,573
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,940	2,080
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	14,570	15,790
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	11,280	12,225
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	100	105
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,820	8,305
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,050	1,115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,500	1,599
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,055	1,128
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,405	1,513
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,290	7,847
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,130	1,162
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,420	2,552
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	150	159
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,120	1,185
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	9,930	10,599
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	4,945	5,178
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	5,960	6,258
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	15,255	16,140
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	10,825	11,132
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	10,065	10,532
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	15,480	16,086
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,180	1,212
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	1,000	1,023
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	2,750	2,875
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	2,600	2,683
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	815	868
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	385	410
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	950	982
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	33,240	35,341
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	2,260	2,442
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	320	346
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	10,075	10,886
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	995	1,027
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	770	843
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	630	690
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	700	766

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	7,195	7,968
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	10,000	11,075
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,760	1,949
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	540	547
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	315	339
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	770	853
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,930	3,980
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	520	540
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	4,035	4,508
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	450	493
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	480	529
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,190	1,330
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	125	129
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,470	1,642
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,655	4,084
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	2,500	2,531
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	990	1,027
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,185	1,266
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	480	537
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	12,500	14,071
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	2,595	2,625
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,910	2,125
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	5,750	6,504
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	18,325	18,938
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,940	2,096
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,935	2,054
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,245	2,495
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	175	187
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	340	370
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	21,535	22,215
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	325	349
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	350	378
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,780	1,891
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	465	508
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	2,470	2,710
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	695	766
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	7,920	8,816
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	17,720	17,891
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	11,000	11,329
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,845	1,973
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	5,610	6,030
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,435	2,617
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	230	250
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,725	2,986
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	525	571
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	5,995	6,367
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	515	549
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	17,490	19,140
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	10,150	10,610
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	11,545	12,237
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,285	1,296
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	450	485
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	965	1,045
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	4,065	4,435
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	17,360	18,318
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	21,460	22,737
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	520	555
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	4,000	4,351
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	370	390
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	900	956
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	165	174
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	5,775	5,884
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	370	396
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,570	2,766
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	1,585	1,682
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	7,750	8,303
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	1,215	1,285
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,000	1,004
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	10,000	10,104
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2038	1,955	2,228

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	4,615	5,233
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	5,710	6,446
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	3,040	3,406
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	10,750	11,821
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2033	2,200	2,513
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2027	1,000	1,008
[9]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,310	1,321
	Milpitas CA Unified School District GO	2.000%	8/1/2040	3,130	2,381
	Moreland School District GO	5.000%	8/1/2041	1,800	2,033
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2035	1,000	1,026
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2040	3,000	3,021
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	6,000	7,178
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	14,170	17,152
[1]	New Haven Unified School District GO	0.000%	8/1/2031	1,200	1,023
	Newark CA COP	3.000%	6/1/2039	1,125	991
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	88,375	93,165
	Novato CA Unified School District GO	3.000%	8/1/2039	2,000	1,848
	Novato CA Unified School District GO	3.000%	8/1/2040	3,425	3,067
[1]	Oak Park Unified School District GO	0.000%	8/1/2028	1,050	984
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2037	1,000	1,168
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2040	1,000	1,145
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	10,050	10,680
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2037	12,500	13,242
	Oxnard School District BAN GO	0.000%	2/1/2031	825	714
[3]	Oxnard Union High School District GO	5.000%	8/1/2028	500	530
[3]	Oxnard Union High School District GO	5.000%	8/1/2031	845	949
[3]	Oxnard Union High School District GO	5.000%	8/1/2032	800	913
[3]	Oxnard Union High School District GO	4.000%	8/1/2038	1,265	1,346
	Palomar Community College District GO	0.000%	8/1/2032	1,965	1,638
[1]	Palomar Health GO	0.000%	8/1/2030	7,000	5,979
[1]	Palomar Health GO	0.000%	8/1/2032	9,300	7,284
	Palomar Health GO	4.000%	8/1/2034	5,725	5,326
	Palos Verdes Peninsula Unified School District GO	0.000%	8/1/2032	6,050	5,042
	Palos Verdes Peninsula Unified School District GO	0.000%	8/1/2033	4,120	3,310
[9]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/2026	1,580	1,570
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2035	2,395	1,755
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2038	1,000	939
	Poway Unified School District GO	0.000%	8/1/2029	6,160	5,659
[1]	Poway Unified School District GO	0.000%	8/1/2031	10,000	8,652
[2]	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2032	3,125	3,129
[1]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/2030	1,375	1,420
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2026	3,625	3,614
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2027	3,670	3,534
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2028	5,580	5,211
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2029	5,610	5,066
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2037	1,170	1,215
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2039	1,635	1,687
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	2,100	2,160
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/2027	2,760	2,681
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/2028	4,350	4,119
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/2029	5,465	5,032
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/2036	3,365	3,381
[1]	Roseville Joint Union High School District GO	0.000%	8/1/2027	2,915	2,819
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2027	2,000	2,034
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2028	1,195	1,243
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2029	1,000	1,063
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2030	1,000	1,083
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2030	615	665
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2031	1,245	1,372
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2032	1,440	1,609
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2033	1,520	1,722
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2033	1,270	1,433
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2034	3,230	3,690
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2035	3,535	4,062
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2035	1,435	1,643
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2036	1,850	2,138
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2037	2,030	2,332
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2037	2,015	2,308

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2038	645	733
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2038	1,400	1,585
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2039	1,325	1,481
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2040	1,000	1,112
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2045	1,590	1,671
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2028	160	165
[9]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2030	11,000	9,623
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2031	5,780	6,162
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2033	2,645	2,812
	San Diego CA Unified School District GO	0.000%	7/1/2036	1,000	705
	San Diego CA Unified School District GO	0.000%	7/1/2037	1,000	682
	San Diego CA Unified School District GO	0.000%	7/1/2038	5,220	3,397
	San Diego CA Unified School District GO	5.000%	7/1/2041	2,150	2,583
	San Diego CA Unified School District GO	0.000%	7/1/2044	10,825	5,143
	San Diego CA Unified School District GO	5.000%	7/1/2044	1,425	1,561
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	4,355	3,878
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	1,115	993
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	1,950	2,084
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,400	1,510
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,600	1,850
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	1,375	1,478
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	1,450	1,667
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	1,860	1,890
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,143
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,000	1,122
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	1,330	1,480
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	1,315	1,445
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	8,800	8,810
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	2,090	2,288
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2043	9,655	10,000
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2041	2,260	2,560
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2042	3,330	3,737
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2043	3,590	3,994
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2036	9,255	9,300
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	5,000	4,650
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2041	2,010	2,301
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	2,695	3,054
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	2,745	3,080
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	1,500	1,665
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2034	2,550	2,599
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2035	2,650	2,691
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2036	2,755	2,788
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2038	1,980	1,997
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2030	1,870	1,906
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2037	12,985	15,510
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2042	1,410	1,557
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	1,595	1,722
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2033	10,000	10,683
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	3,715	3,960
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	10,950	11,644
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2041	4,250	4,756
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	19,000	20,709
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	3,925	4,104
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	2,015	2,107
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	9,225	9,607
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2039	1,000	1,106
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	1,000	1,099
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	12,000	12,472
	San Francisco Unified School District GO	5.000%	6/15/2033	1,215	1,401
	San Francisco Unified School District GO	5.000%	6/15/2037	3,000	3,372
	San Francisco Unified School District GO	5.000%	6/15/2038	3,135	3,357
	San Francisco Unified School District GO	5.000%	6/15/2041	1,025	1,120
	San Francisco Unified School District GO	5.000%	6/15/2042	1,325	1,439
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2034	3,000	3,062

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2034	2,485	2,653
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2036	3,565	3,634
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	68,705	75,636
	San Mateo Foster CA City School District GO	3.000%	8/1/2039	555	515
	San Mateo Foster CA City School District GO	3.000%	8/1/2039	555	515
	San Mateo Foster CA City School District GO	3.000%	8/1/2040	560	510
	San Mateo Foster CA City School District GO	3.000%	8/1/2041	500	449
	San Mateo Foster CA City School District GO	3.000%	8/1/2041	585	526
[10]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	3,220	3,518
[12]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2029	3,535	3,264
[12]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2030	3,535	3,159
[12]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2032	3,535	2,941
[9]	Santa Ana Unified School District GO	0.000%	8/1/2029	3,315	3,025
[9]	Santa Ana Unified School District GO	0.000%	8/1/2030	2,200	1,943
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	375	373
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	340	337
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	5,525	5,110
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	4,385	4,077
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2039	7,440	6,801
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/2040	13,670	10,599
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2040	8,920	7,980
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/2041	13,960	10,468
	Santa Clara Unified School District GO	3.000%	7/1/2036	4,425	4,256
	Santa Clarita Community College District GO	3.000%	8/1/2044	3,780	3,129
	Santa Monica Community College District GO	0.000%	8/1/2027	7,065	6,845
	Santa Monica Community College District GO	0.000%	8/1/2028	7,295	6,889
	Santa Monica Community College District GO	0.000%	8/1/2029	12,640	11,609
[12]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/2027	11,125	10,751
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2035	1,640	1,603
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2038	2,700	2,498
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2039	2,900	2,648
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2040	2,500	2,226
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2041	6,945	6,104
[9]	Simi Valley Unified School District GO	0.000%	6/1/2029	6,000	5,511
[1]	Simi Valley Unified School District GO	0.000%	8/1/2029	5,000	4,569
[1]	Simi Valley Unified School District GO	0.000%	8/1/2030	3,000	2,654
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/2037	750	812
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/2039	1,000	1,075
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2030	2,940	3,177
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2033	3,410	3,810
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	93,920	98,227
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2027	695	713
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	920	980
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2032	500	554
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	330	369
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2034	795	884
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/2034	1,065	1,138
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	480	511
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2031	1,400	1,546
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2032	1,090	1,200
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2035	1,000	1,091
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	3,830	3,835
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	210	235
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	145	162
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2037	735	810
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	1,225	1,300
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	15,800	16,574
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/2027	445	458
	Stockton Unified School District COP	5.000%	2/1/2034	2,295	2,377

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Stockton Unified School District GO	5.000%	8/1/2040	2,000	2,283
[2]	Stockton Unified School District GO	5.000%	8/1/2041	1,750	1,984
	Tahoe-Truckee Unified School District GO	5.000%	8/1/2031	610	614
	Tahoe-Truckee Unified School District GO	5.000%	8/1/2033	1,085	1,091
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2035	330	351
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	1,565	1,619
[9]	Union Elementary School District GO	0.000%	9/1/2027	7,295	7,063
[9]	Union Elementary School District GO	0.000%	9/1/2028	4,625	4,369
[9]	Union Elementary School District GO	0.000%	9/1/2028	6,275	5,920
	University of California College & University Revenue	5.000%	11/15/2027	25,775	26,784
	University of California College & University Revenue	5.000%	11/15/2027	3,365	3,497
	University of California College & University Revenue	5.000%	11/15/2029	10,590	11,489
	University of California College & University Revenue	5.000%	11/15/2029	10,790	11,706
	University of California College & University Revenue	5.000%	5/15/2030	83,295	91,099
	University of California College & University Revenue	5.000%	11/15/2030	8,845	9,757
	University of California College & University Revenue	5.000%	11/15/2030	10,915	12,040
	University of California College & University Revenue	5.000%	5/15/2031	11,205	12,454
	University of California College & University Revenue	5.000%	5/15/2031	7,850	8,725
	University of California College & University Revenue	5.000%	5/15/2031	4,650	5,168
	University of California College & University Revenue	5.000%	11/15/2031	5,925	6,635
	University of California College & University Revenue	5.000%	11/15/2031	6,170	6,909
	University of California College & University Revenue	5.000%	5/15/2032	8,635	9,038
	University of California College & University Revenue	5.000%	11/15/2032	7,850	8,895
	University of California College & University Revenue	5.000%	5/15/2033	1,500	1,712
	University of California College & University Revenue	5.000%	5/15/2033	2,690	3,070
	University of California College & University Revenue	4.000%	5/15/2034	28,825	29,113
	University of California College & University Revenue	5.000%	5/15/2036	9,010	9,376
	University of California College & University Revenue	5.000%	5/15/2036	3,000	3,219
	University of California College & University Revenue	5.000%	5/15/2036	2,000	2,244
	University of California College & University Revenue	5.000%	5/15/2036	118,700	138,434
	University of California College & University Revenue	5.000%	5/15/2037	2,120	2,367
	University of California College & University Revenue	5.000%	5/15/2037	4,500	5,024
	University of California College & University Revenue	5.000%	5/15/2037	10,050	11,509
	University of California College & University Revenue	5.000%	5/15/2037	22,680	25,973
	University of California College & University Revenue	5.000%	5/15/2038	1,000	1,112
	University of California College & University Revenue	5.000%	5/15/2038	14,875	16,946
	University of California College & University Revenue	5.000%	5/15/2038	17,190	19,583
	University of California College & University Revenue	5.000%	11/15/2038	10,000	11,486
	University of California College & University Revenue	5.000%	11/15/2038	10,000	11,486
	University of California College & University Revenue	5.000%	5/15/2039	1,150	1,226
	University of California College & University Revenue	5.000%	5/15/2039	1,000	1,107
	University of California College & University Revenue	5.000%	5/15/2039	5,000	5,533
	University of California College & University Revenue	5.000%	5/15/2039	13,015	14,741
	University of California College & University Revenue	5.000%	11/15/2039	52,950	62,483
	University of California College & University Revenue	5.000%	5/15/2040	10,000	11,268
	University of California College & University Revenue	5.000%	5/15/2040	9,990	11,256
	University of California College & University Revenue	5.000%	5/15/2040	10,850	12,290
	University of California College & University Revenue	5.250%	5/15/2040	28,490	34,506
	University of California College & University Revenue	5.000%	5/15/2041	8,000	8,469
	University of California College & University Revenue	5.000%	5/15/2041	18,000	19,704
	University of California College & University Revenue	5.000%	5/15/2041	4,500	4,979
	University of California College & University Revenue	5.000%	5/15/2041	4,620	5,111
	University of California College & University Revenue	5.000%	5/15/2041	7,900	8,829
	University of California College & University Revenue	5.000%	11/15/2041	12,445	14,045
	University of California College & University Revenue	5.250%	11/15/2041	3,680	4,237
	University of California College & University Revenue	5.000%	5/15/2042	2,935	3,097
	University of California College & University Revenue	5.000%	5/15/2042	3,000	3,303
	University of California College & University Revenue	5.000%	5/15/2042	1,500	1,652
	University of California College & University Revenue	5.000%	5/15/2042	6,085	6,765
	University of California College & University Revenue	5.000%	11/15/2042	7,245	8,130
	University of California College & University Revenue	5.000%	11/15/2042	3,095	3,473
	University of California College & University Revenue	5.000%	5/15/2043	2,000	2,192
	University of California College & University Revenue	5.000%	5/15/2043	1,250	1,370
	University of California College & University Revenue	5.000%	5/15/2043	8,510	9,411
	University of California College & University Revenue	5.000%	11/15/2043	5,000	5,578
	University of California College & University Revenue	5.000%	11/15/2043	4,430	4,942
	University of California College & University Revenue	5.000%	5/15/2044	5,105	5,599
	University of California College & University Revenue	5.000%	11/15/2044	3,165	3,499
	University of California College & University Revenue	5.000%	11/15/2044	1,795	1,984
	University of California College & University Revenue	5.000%	5/15/2045	4,130	4,490

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	11/15/2045	1,700	1,862
	University of California College & University Revenue	5.000%	11/15/2045	1,375	1,506
	University of California College & University Revenue	5.000%	11/15/2046	1,520	1,653
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	5,625	5,875
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	6,025	6,282
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	6,640	6,898
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2038	12,300	12,620
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2038	1,850	1,921
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2040	7,405	7,502
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	12,975	13,103
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	15,000	16,651
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	10,000	11,002
[1]	Upland Unified School District GO	0.000%	8/1/2031	7,445	6,412
	Ventura County Community College District GO	0.000%	8/1/2026	8,500	8,447
	Ventura County Community College District GO	0.000%	8/1/2027	8,500	8,240
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	765	785
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	655	677
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2039	545	581
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2041	430	456
[9]	West Contra Costa Unified School District GO	0.000%	8/1/2028	5,230	4,898
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2030	13,450	11,873
[9]	West Contra Costa Unified School District GO	0.000%	8/1/2031	6,670	5,638
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	18,000	14,799
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	6,000	4,967
[2,9]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,000	819
[9]	West Contra Costa Unified School District GO	0.000%	8/1/2033	5,030	3,930
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2033	2,810	2,240
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2033	1,715	1,860
[9]	West Contra Costa Unified School District GO	0.000%	8/1/2034	17,000	12,802
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2034	500	587
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2034	1,750	2,056
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2035	2,250	2,629
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2036	500	580
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,000	1,160
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,625	1,885
	William S Hart Union High School District GO	0.000%	8/1/2033	1,250	995
					9,077,147
Colorado (1.7%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2039	4,000	4,703
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2040	2,145	2,507
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2037	2,295	2,356
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2039	3,645	3,703
	Adams 12 Five Star Schools GO	5.250%	12/15/2043	13,060	14,620
	Adams County CO COP	5.000%	12/1/2030	600	601
	Adams County CO COP	5.000%	12/1/2033	1,040	1,042
	Adams County CO COP	5.000%	12/1/2034	790	791
[2]	Adams County School District No. 1 COP	5.000%	12/1/2041	3,935	4,261
[2]	Adams County School District No. 1 COP	5.000%	12/1/2042	3,770	4,054
	Adams County School District No. 14 GO	5.500%	12/1/2043	3,500	3,957
	Arapahoe County School District No. 5 Cherry Creek GO	4.000%	12/15/2037	27,995	28,115
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2038	4,540	4,898
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2039	1,820	1,960
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	5,500	6,233
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	17,850	20,111
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2043	9,630	10,788
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2044	4,000	4,443
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2045	12,250	13,755
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2046	6,750	7,505
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2047	4,045	4,455
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/2043	10,000	10,484
[2]	Arista Metropolitan District GO	5.000%	12/1/2038	1,500	1,631
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	5,000	5,029
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	5,000	5,029
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2032	1,500	1,635
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2033	1,530	1,662
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2034	3,000	3,251
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2035	1,500	1,620
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2037	1,620	1,740
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2039	1,150	1,229

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2036	5,225	5,943
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	16,000	18,280
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2039	2,525	2,826
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2034	3,055	3,122
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2035	3,000	3,062
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2036	9,020	9,197
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2037	3,915	3,988
	Broomfield CO City & County COP	5.000%	2/1/2037	2,250	2,563
	Broomfield CO City & County COP	5.000%	2/1/2040	1,000	1,118
	Broomfield CO City & County COP	5.000%	2/1/2041	1,000	1,110
	Broomfield CO City & County COP	5.000%	2/1/2042	1,000	1,102
	Broomfield CO City & County COP	5.000%	2/1/2043	1,000	1,095
	Broomfield CO City & County COP	5.000%	2/1/2045	750	806
	Broomfield CO City & County Sewer Revenue	5.000%	12/1/2039	500	564
	Broomfield CO City & County Sewer Revenue	5.000%	12/1/2041	625	699
	Broomfield CO City & County Sewer Revenue	5.000%	12/1/2042	750	833
	Broomfield CO City & County Sewer Revenue	5.000%	12/1/2043	1,000	1,103
	Broomfield CO City & County Sewer Revenue	5.000%	12/1/2044	1,000	1,093
	Broomfield CO City & County Sewer Revenue	5.000%	12/1/2045	1,000	1,083
	Broomfield CO City & County Water Revenue	4.000%	12/1/2040	3,215	3,243
	Broomfield CO City & County Water Revenue	4.000%	12/1/2042	2,645	2,664
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2028	200	210
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2030	200	217
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2032	250	277
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2034	250	280
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2035	300	333
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2036	275	303
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2037	275	301
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2038	360	392
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2039	400	433
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2040	300	323
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2041	350	375
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2042	370	394
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2043	400	423
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2044	300	315
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2035	600	609
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/2043	4,405	4,567
	Colorado COP	5.000%	6/15/2030	1,250	1,364
	Colorado COP	5.000%	9/1/2030	1,260	1,311
	Colorado COP	5.000%	6/15/2031	750	830
	Colorado COP	5.000%	6/15/2032	1,250	1,396
	Colorado COP	5.000%	11/1/2032	1,500	1,689
	Colorado COP	5.000%	3/15/2033	1,350	1,425
	Colorado COP	4.000%	12/15/2033	23,200	23,713
	Colorado COP	5.000%	3/15/2034	1,385	1,459
	Colorado COP	4.000%	12/15/2034	16,040	16,352
	Colorado COP	4.000%	12/15/2035	15,500	15,724
	Colorado COP	5.000%	3/15/2036	2,840	2,978
	Colorado COP	4.000%	12/15/2036	3,000	3,086
	Colorado COP	6.000%	12/15/2036	3,200	3,761
	Colorado COP	4.000%	3/15/2037	1,870	1,892
	Colorado COP	4.000%	6/15/2037	1,030	1,049
	Colorado COP	3.000%	12/15/2037	10,000	9,140
	Colorado COP	4.000%	12/15/2037	9,540	9,596
	Colorado COP	6.000%	12/15/2037	10,000	11,704
	Colorado COP	4.000%	3/15/2038	2,760	2,783
	Colorado COP	4.000%	6/15/2038	1,345	1,366
	Colorado COP	6.000%	12/15/2038	7,890	9,194
	Colorado COP	5.000%	3/15/2039	1,000	1,127
	Colorado COP	4.000%	6/15/2039	1,020	1,033
	Colorado COP	4.000%	12/15/2039	5,255	5,325
	Colorado COP	5.000%	3/15/2040	750	836
	Colorado COP	4.000%	6/15/2040	1,320	1,331
	Colorado COP	5.000%	3/15/2041	1,000	1,111
	Colorado COP	4.000%	6/15/2041	1,300	1,306
	Colorado COP	5.000%	3/15/2042	1,650	1,817
	Colorado COP	5.000%	3/15/2044	1,200	1,300
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2029	1,800	1,882
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2035	4,565	4,749
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2040	3,555	3,624

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2031	130	131
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2041	375	342
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2031	880	885
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2032	1,030	1,034
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2033	2,100	2,105
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2034	2,075	2,078
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	590	593
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	600	614
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	430	440
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	11,930	12,649
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	500	515
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	355	378
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	955	988
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	9,240	9,750
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	4,000	4,221
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	560	601
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	1,220	1,241
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	3,250	3,628
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	5,000	5,263
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	8,050	8,836
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	590	639
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	5,500	6,129
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	5,000	5,251
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,000	1,087
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	3,770	3,951
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,750	2,000
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	3,300	3,589
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2035	9,625	9,760
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	10,000	11,163
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,500	1,625
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	5,800	5,858
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	6,400	6,669
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	7,835	8,164
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2036	1,155	1,261
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	17,455	18,388
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	5,260	5,447
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	2,655	2,895
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	2,990	3,224
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	1,455	1,426
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,995	2,071
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	2,500	2,715
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	10,955	11,487
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	4,000	4,385
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2040	4,400	4,337
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	660	698
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	1,000	1,056
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	1,000	1,050
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	3,565	3,781
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	15,905	15,305
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2044	5,000	5,269
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	5,745	5,245
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2045	5,000	5,237
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.125%	12/1/2045	3,000	3,076
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2028	800	835
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2029	700	742
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2030	1,400	1,503
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2031	1,000	1,071
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2032	1,000	1,068
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2033	1,195	1,277

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2034	1,100	1,170
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	4.000%	10/1/2035	800	798
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	3.000%	10/1/2036	2,000	1,832
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2032	2,520	2,755
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2042	2,685	2,855
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2043	2,045	2,157
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2044	1,680	1,758
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/2030	310	304
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2031	675	686
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2032	700	709
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2033	1,345	1,358
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2034	1,400	1,409
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2035	790	792
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2041	750	715
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	5,145	5,147
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	8,500	8,504
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	5,410	5,413
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	5,500	5,503
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	8,665	8,765
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	22,785	23,971
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	5,650	5,929
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	15,865	17,116
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/1/2026	4,100	4,100
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/2027	1,025	1,050
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	1,405	1,440
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	1,605	1,645
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	2,960	3,033
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	3,015	3,090
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.480%	3/1/2044	1,210	1,208
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	3,485	3,928
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2055	5,540	6,133
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Multifamily Project)	3.150%	4/1/2029	3,455	3,453
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/2026	1,400	1,401
	Colorado School of Mines College & University Revenue	5.000%	12/1/2041	4,495	4,954
	Colorado School of Mines College & University Revenue	5.000%	12/1/2043	4,450	4,839
	Colorado School of Mines College & University Revenue	5.000%	12/1/2044	2,250	2,428
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	2,380	2,385
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2038	8,545	9,715
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2039	5,500	6,218
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2041	1,175	1,296
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2042	2,010	2,206
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,570	1,711
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,060	1,155
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	8,500	9,391
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2047	6,520	6,840
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/2042	3,000	3,058
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2032	550	615
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2033	450	508
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2041	1,760	1,908
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2042	1,000	1,079
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2043	850	912
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2044	675	719
[5]	Colorado State University Research Foundation Local or Guaranteed Housing Revenue (The Prospect Project)	5.000%	3/1/2035	875	926
[5]	Colorado State University Research Foundation Local or Guaranteed Housing Revenue (The Prospect Project)	5.000%	3/1/2040	1,760	1,819
[5]	Colorado State University Research Foundation Local or Guaranteed Housing Revenue (The Prospect Project)	5.250%	3/1/2045	3,790	3,863
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2031	2,250	2,514
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2032	2,000	2,266
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	12/15/2037	1,590	1,472
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2041	3,875	3,895
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	6/1/2029	700	730
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	12/1/2045	3,180	3,253
	Denver City & County School District No. 1 GO	5.000%	12/1/2033	13,595	13,762
	Denver City & County School District No. 1 GO	5.000%	12/1/2034	11,455	11,590
	Denver City & County School District No. 1 GO	5.000%	12/1/2034	5,625	6,533
	Denver City & County School District No. 1 GO	5.000%	12/1/2035	10,000	10,112

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver City & County School District No. 1 GO	5.000%	12/1/2039	2,105	2,298
	Denver City & County School District No. 1 GO	5.250%	12/1/2041	1,925	2,190
	Denver City & County School District No. 1 GO	5.250%	12/1/2042	11,100	12,557
	Denver City & County School District No. 1 GO	5.250%	12/1/2043	6,750	7,580
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2033	760	761
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2034	1,000	1,002
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2035	2,100	2,103
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2036	3,925	3,931
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2037	3,000	3,004
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2038	3,375	3,379
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2027	750	778
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2029	780	826
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2030	965	1,021
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2031	845	893
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2032	1,175	1,239
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2033	6,625	6,837
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2033	7,250	7,769
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2033	600	632
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2034	6,750	7,214
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2034	2,000	2,101
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2035	7,125	7,591
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2036	2,000	2,012
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2036	4,725	4,942
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2038	5,985	6,226
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2039	1,295	1,409
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2040	575	623
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2030	1,000	850
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2031	1,000	814
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2032	1,050	820
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2033	2,230	1,669
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2034	2,285	1,637
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2035	1,000	1,036
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2039	4,775	4,839
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	3,300	3,445
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	1,000	934
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	3,205	2,961
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	500	508
	Dominion Water & Sanitation District Water Revenue	5.250%	12/1/2032	3,420	3,517
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2041	7,360	8,198
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2042	5,100	5,644
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2043	17,510	19,252
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2044	9,980	10,872
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/2029	600	623
	Durango School District No. 9-R GO	5.250%	11/1/2042	7,800	8,735
	Durango School District No. 9-R GO	5.250%	11/1/2043	2,835	3,153
	Durango School District No. 9-R GO	5.250%	11/1/2044	2,250	2,480
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	24,125	22,034
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2031	5,000	4,279
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2032	9,950	8,217
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2039	450	276
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2040	2,610	1,523
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/2040	3,040	3,340
	Eagle County School District No. Re50J GO	5.000%	12/1/2033	7,475	7,574
	Eagle County School District No. Re50J GO	5.000%	12/1/2034	6,000	6,076
	Eagle County School District No. Re50J GO	5.000%	12/1/2035	3,335	3,375
	Eagle County School District No. Re50J GO	5.000%	12/1/2036	1,400	1,416
	Eagle County School District No. Re50J GO	4.000%	12/1/2041	2,730	2,774
[2]	Eagle River Water & Sanitation District GO	5.000%	12/1/2042	500	550
[2]	Eagle River Water & Sanitation District GO	5.000%	12/1/2043	500	548
[2]	Eagle River Water & Sanitation District GO	5.000%	12/1/2044	500	543
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2034	2,015	2,042
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2035	1,775	1,798
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2036	2,000	2,024
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2037	2,000	2,022
[5]	El Paso County School District No. 49 Falcon COP TOB VRDO	3.870%	5/7/2026	3,655	3,655
	Elbert County Independence Water & Sanitation District Water Revenue	5.125%	12/1/2033	1,648	1,705
[8]	Freddie Mac Pool	3.750%	7/1/2039	4,841	4,519
[1]	Grand River Hospital District GO	6.000%	12/1/2041	420	493
[1]	Grand River Hospital District GO	6.000%	12/1/2042	500	583
[1]	Grand River Hospital District GO	6.000%	12/1/2043	300	348

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Grand River Hospital District GO	6.000%	12/1/2044	385	443
[1]	Grand River Hospital District GO	6.000%	12/1/2045	330	377
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/2041	1,010	887
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/2042	885	770
	Greeley CO Water Revenue	3.000%	8/1/2039	2,000	1,773
	Greeley CO Water Revenue	3.000%	8/1/2042	2,135	1,849
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2035	600	665
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2036	550	607
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2037	600	661
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2039	1,600	1,748
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2040	1,100	1,203
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2041	1,200	1,307
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2035	1,000	1,133
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2036	1,000	1,123
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2038	1,535	1,699
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2040	1,000	1,094
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2026	500	506
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2026	200	202
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2027	1,585	1,636
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2028	760	800
	Jefferson County School District R-1 GO	5.000%	12/15/2035	1,330	1,396
	Jefferson County School District R-1 GO	5.000%	12/15/2036	18,000	18,856
	Jefferson County School District R-1 GO	5.000%	12/15/2037	24,580	25,702
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.000%	12/1/2043	1,250	1,214
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.250%	12/15/2044	1,615	1,593
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/2032	1,000	1,033
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/2034	2,740	2,810
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2036	1,200	1,367
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2037	1,500	1,698
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2028	2,235	2,374
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/2033	2,510	2,562
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2040	1,350	1,406
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/2037	1,750	1,826
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/2038	1,050	1,094
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2041	1,800	2,125
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2042	1,515	1,771
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2043	1,305	1,515
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2044	1,290	1,484
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2045	1,545	1,760
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/2029	2,030	2,104
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/2030	1,810	1,874
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.250%	12/1/2044	5,000	5,526
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.250%	12/1/2045	2,000	2,194
	Metro Water Recovery Sewer Revenue	5.000%	4/1/2043	1,300	1,444
	Metro Water Recovery Sewer Revenue	5.000%	4/1/2044	1,350	1,486
	Metro Water Recovery Sewer Revenue	5.000%	4/1/2045	1,175	1,281
[1]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/2046	7,673	7,215
[1]	Mirabelle Metropolitan District No. 2 GO	4.375%	12/1/2044	1,000	992
	Moffat CO County COP	4.000%	3/1/2046	1,985	1,791
	Montrose CO (Public Works Facility Project) COP	5.000%	12/1/2044	3,345	3,601
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2026	315	319
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2028	255	269
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2032	510	570
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2033	1,045	1,163
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2034	2,100	2,323
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2035	350	385
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2035	1,750	1,925
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2036	250	274
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2036	1,750	1,918
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2037	1,600	1,745
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2038	620	673
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2038	2,000	2,171
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2039	2,000	2,163
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2041	1,600	1,718
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2042	1,250	1,336
	Pitkin County School District No. 1 Aspen GO	5.500%	12/1/2043	1,300	1,500
	Pitkin County School District No. 1 Aspen GO	5.500%	12/1/2044	850	973
[5]	Plaza Metropolitan District No. 1 Tax Increment/Allocation Revenue	4.500%	12/1/2030	5,905	5,908
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/2046	1,000	1,055
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/2028	1,305	1,363

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/2038	37,355	44,758
	Regional Transportation District COP	5.000%	6/1/2026	1,500	1,503
	Regional Transportation District COP	5.000%	6/1/2031	3,000	3,200
	Regional Transportation District COP	5.000%	6/1/2032	5,000	5,606
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2029	1,300	1,358
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2029	1,000	1,052
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2030	600	635
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2030	500	532
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2031	700	749
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2031	550	588
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2032	800	854
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2032	1,800	1,919
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/2033	3,925	3,986
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2033	1,000	1,021
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2035	8,760	8,818
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2036	3,000	3,007
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/2037	5,020	4,503
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2039	3,000	2,935
[1]	Sand Creek Metropolitan District GO	4.000%	12/1/2040	1,750	1,752
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/2027	300	298
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2037	1,115	1,121
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.125%	12/1/2039	550	574
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/2042	7,500	7,921
	Thornton CO COP	4.000%	12/1/2035	3,940	3,974
[1]	Trails at Crowfoot Metropolitan District No. 3 GO	5.000%	12/1/2039	1,000	1,080
	University of Colorado College & University Revenue	5.000%	6/1/2030	3,645	3,819
	University of Colorado College & University Revenue	3.000%	6/1/2033	1,235	1,220
	University of Colorado College & University Revenue	5.000%	6/1/2036	350	402
	University of Colorado College & University Revenue	5.000%	6/1/2036	500	574
	University of Colorado College & University Revenue	5.000%	6/1/2037	425	484
	University of Colorado College & University Revenue	5.000%	6/1/2037	340	387
	University of Colorado College & University Revenue	5.000%	6/1/2038	500	566
	University of Colorado College & University Revenue	5.000%	6/1/2038	850	962
	University of Colorado College & University Revenue	5.000%	6/1/2041	350	388
	University of Colorado College & University Revenue	5.000%	6/1/2041	700	776
	University of Colorado College & University Revenue	5.000%	6/1/2042	255	281
	University of Colorado College & University Revenue	5.000%	6/1/2043	500	547
	University of Colorado College & University Revenue	5.000%	6/1/2043	760	832
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	1,980	1,969
	University of Colorado College & University Revenue, ETM	3.000%	6/1/2033	1,765	1,765
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2026	3,700	3,704
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	5,160	5,304
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	8,405	8,640
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	3,825	4,118
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	8,000	8,879
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/1/2026	4,900	4,900
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2028	210	220
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2029	210	224
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2030	220	235
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2031	230	245
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2032	250	265
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2033	255	270
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2034	285	301
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2035	100	105
	Village Metropolitan District GO	4.150%	12/1/2030	655	655
	Village Metropolitan District GO	5.000%	12/1/2040	1,950	1,953
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2037	1,340	1,425
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2040	7,500	7,912
	Weld County School District No. 6 Greeley GO	4.000%	12/1/2041	1,370	1,382
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	4,750	4,954
	Weld County School District No. RE-4 GO	5.000%	12/1/2037	1,600	1,767
	Weld County School District No. RE-4 GO	5.000%	12/1/2038	1,770	1,945
	Weld County School District No. RE-4 GO	5.000%	12/1/2039	2,700	2,954
	Weld County School District No. RE-4 GO	5.000%	12/1/2040	3,300	3,595
	Weld County School District No. RE-7 Platte Valley GO	5.000%	12/1/2039	6,155	6,887
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2030	350	386
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2031	450	502
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2032	400	452
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2033	350	399
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2034	475	546

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2035	730	831
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2036	730	838
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2037	600	684
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2038	750	851
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2039	1,000	1,129
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2040	550	617
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2041	2,765	3,109
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2042	650	727
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2043	755	837
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2044	700	770
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2045	600	656
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/2043	3,250	3,575
[1]	Westminster Public Schools COP	4.000%	12/1/2033	1,825	1,853
[1]	Westminster Public Schools COP	4.000%	12/1/2034	1,070	1,084
[1]	Westminster Public Schools COP	5.000%	12/1/2035	775	810
[1]	Westminster Public Schools COP	5.000%	12/1/2036	1,210	1,262
	Westminster Public Schools GO	5.000%	12/1/2042	3,430	3,779
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue (Windy Gap Firming Project)	4.000%	7/15/2039	2,850	2,892
					1,510,583
Connecticut (1.0%)
[2]	Bridgeport CT GO	5.000%	7/1/2032	775	867
[2]	Bridgeport CT GO	5.000%	7/1/2033	2,000	2,260
	Connecticut GO	5.000%	8/1/2027	670	690
	Connecticut GO	5.000%	8/1/2028	745	785
	Connecticut GO	5.000%	8/1/2029	1,150	1,236
	Connecticut GO	5.000%	9/15/2030	770	844
	Connecticut GO	5.000%	9/15/2031	1,000	1,113
	Connecticut GO	5.000%	11/15/2032	11,245	12,698
	Connecticut GO	5.000%	11/15/2033	11,645	13,284
	Connecticut GO	3.000%	1/15/2034	2,000	1,971
	Connecticut GO	5.000%	6/15/2034	350	390
	Connecticut GO	5.000%	8/15/2034	5,945	6,827
	Connecticut GO	5.000%	8/15/2034	6,500	7,464
	Connecticut GO	5.000%	11/15/2034	11,155	12,833
	Connecticut GO	3.000%	1/15/2035	9,815	9,491
	Connecticut GO	5.000%	4/15/2035	1,000	1,019
	Connecticut GO	5.000%	6/15/2035	350	388
	Connecticut GO	5.000%	8/15/2035	3,915	4,525
	Connecticut GO	5.000%	8/15/2035	4,750	5,490
	Connecticut GO	3.000%	1/15/2036	8,800	8,385
	Connecticut GO	4.000%	6/1/2036	4,000	4,103
	Connecticut GO	5.000%	6/15/2036	350	386
	Connecticut GO	5.000%	8/15/2036	5,000	5,732
	Connecticut GO	3.000%	1/15/2037	6,955	6,529
	Connecticut GO	5.000%	6/15/2037	250	274
	Connecticut GO	3.000%	1/15/2038	23,450	21,702
	Connecticut GO	5.000%	6/15/2038	400	437
	Connecticut GO	3.000%	1/15/2039	11,890	10,824
	Connecticut GO	3.000%	6/1/2039	2,500	2,247
	Connecticut GO	5.000%	1/15/2040	2,500	2,635
	Connecticut GO	5.000%	3/15/2040	1,350	1,509
	Connecticut GO	5.000%	6/1/2040	750	794
	Connecticut GO	5.000%	6/15/2040	500	542
	Connecticut GO	5.000%	3/15/2041	4,075	4,523
	Connecticut GO	5.000%	8/15/2041	3,850	4,290
	Connecticut GO	5.000%	3/15/2042	1,750	1,930
	Connecticut GO	5.000%	6/15/2042	600	645
	Connecticut GO	5.000%	8/15/2042	8,810	9,751
	Connecticut GO	3.000%	11/15/2042	3,690	3,267
	Connecticut GO	5.000%	3/15/2043	1,265	1,386
	Connecticut GO	5.000%	8/15/2043	6,155	6,765
	Connecticut GO	3.000%	11/15/2043	2,500	2,173
	Connecticut GO	5.000%	1/15/2044	1,375	1,480
	Connecticut GO	5.000%	3/15/2044	825	896
	Connecticut GO	5.000%	3/15/2045	785	845
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2049	1,395	1,377
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	1,880	1,857
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2051	1,350	1,345

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	1,910	2,098
	Connecticut Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2037	190	209
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	7,565	8,115
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2033	15,000	15,518
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2034	18,005	18,851
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2035	10,000	10,329
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	1,305	1,401
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	3,000	3,351
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2036	15,000	15,477
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2036	5,000	5,220
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2037	7,200	7,689
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	7,400	8,276
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2038	3,670	4,083
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	1,500	1,641
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	2,000	2,116
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2041	5,000	5,592
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2042	28,445	31,309
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2042	8,720	9,683
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	14,240	15,572
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	14,095	15,540
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	3,000	3,254
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	10,000	10,928
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	3,515	3,781
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	1,140	1,142
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	1,150	1,166
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	430	433
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,125	1,156
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	530	538
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	1,500	1,539
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	485	495
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/2029	1,905	2,049
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	2,470	2,530
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	875	889
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	560	567
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	470	474
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	455	458
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	30,000	34,836
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	30,620	30,579
[5,6]	Connecticut State Health & Educational Facilities Authority College & University Revenue TOB VRDO	3.500%	5/1/2026	87,200	87,200
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	9,000	9,167
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,000	1,021
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,250	5,423
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,585	1,618
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	4,030	4,212
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	20,000	21,289
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	10,150	10,592
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	10,000	10,808
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,600	1,778
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	25,440	27,799
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	7,900	8,210
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,500	1,705
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,000	1,026
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,146
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,055	1,082
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	4,755	4,766
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,850	2,878
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	3,200	3,376
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,000	1,023
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	4,200	4,219
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,235	1,261
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2037	15,205	12,892
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,500	1,505
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	1,605	1,635
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,730	4,732
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,500	4,451
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	3,500	3,471
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	4,250	4,171
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	1,000	940
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/2040	2,275	2,233

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	3.000%	7/1/2041	4,060	3,395
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	7,390	7,858
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	750	805
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2033	650	696
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2034	750	801
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	575	613
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2036	1,340	1,423
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,125	1,188
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	1,820	1,915
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2039	2,000	2,098
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2040	1,110	1,161
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2036	405	441
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2039	670	720
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2042	3,660	3,885
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2040	2,000	1,980
[5]	Harbor Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Harbor Point Project)	5.000%	4/1/2030	6,730	6,793
	Hartford CT Special Obligation Revenue	5.000%	7/15/2032	3,750	4,211
	Hartford CT Special Obligation Revenue	5.000%	7/15/2033	3,500	3,974
	Metropolitan District GO	5.000%	7/15/2030	1,360	1,428
	Metropolitan District GO	5.000%	7/15/2031	1,520	1,593
	Metropolitan District GO	5.000%	7/15/2032	1,765	1,847
	Metropolitan District GO	5.000%	7/15/2033	1,325	1,412
	Metropolitan District GO	5.000%	7/15/2033	1,000	1,065
	Metropolitan District GO	5.000%	7/15/2034	1,425	1,515
	Metropolitan District GO	5.000%	7/15/2034	1,000	1,063
	Metropolitan District GO	4.000%	7/15/2035	1,880	1,920
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2034	7,370	7,539
[5]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2035	15,075	15,076
[2]	New Haven CT GO	5.000%	8/1/2029	500	534
[1]	New Haven CT GO	5.000%	8/1/2029	4,375	4,676
[2]	New Haven CT GO	5.000%	8/1/2030	500	542
[1]	New Haven CT GO	5.000%	8/1/2031	3,250	3,572
[1]	New Haven CT GO	5.000%	8/1/2032	2,500	2,778
[1]	New Haven CT GO	5.000%	8/1/2033	2,680	3,007
[2]	New Haven CT GO	5.000%	8/1/2036	1,000	1,101
[2]	New Haven CT GO	5.000%	8/1/2038	1,000	1,092
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/2042	2,885	2,894
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	3,400	3,432
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	6,410	6,626
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	5.500%	10/1/2035	500	525
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.000%	10/1/2040	1,800	1,911
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.375%	10/1/2045	1,600	1,690
	University of Connecticut College & University Revenue	5.000%	8/15/2027	1,530	1,578
	University of Connecticut College & University Revenue	5.000%	8/15/2027	1,785	1,841
	University of Connecticut College & University Revenue	5.000%	8/15/2028	1,850	1,951
	University of Connecticut College & University Revenue	5.000%	8/15/2029	1,800	1,937
	University of Connecticut College & University Revenue	5.000%	8/15/2039	675	743
	University of Connecticut College & University Revenue	5.000%	8/15/2040	925	1,013
					841,175
Delaware (0.2%)
[5]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	47,067	39,750
	Delaware GO	5.000%	5/1/2028	9,425	9,890
	Delaware GO	4.000%	5/1/2042	12,000	12,144
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/2036	340	346
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2036	6,000	5,707
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2037	4,090	3,823
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2038	8,000	7,347
[5]	Delaware State Economic Development Authority Charter School Aid Revenue	5.000%	7/1/2035	1,815	1,884
[5]	Delaware State Economic Development Authority Charter School Aid Revenue	5.750%	7/1/2045	2,275	2,325
	Delaware State Economic Development Authority Electric Power & Light Revenue	3.600%	1/1/2031	3,930	4,044
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	2,560	2,560
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	16,182	16,183
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,100	1,133
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,215	1,259
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,200	1,240
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,130	2,198
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	6,360	6,766
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,350	1,433

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	8,135	8,590
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,395	2,644
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,190	2,399
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2043	4,460	4,848
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,790	3,004
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	3,880	4,138
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	1,665	1,715
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	4,410	4,661
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	5,400	5,658
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/2035	1,500	1,614
University of Delaware College & University Revenue	5.000%	11/1/2036	2,345	2,468
University of Delaware College & University Revenue	5.000%	11/1/2038	535	616
University of Delaware College & University Revenue	5.000%	11/1/2039	850	978
University of Delaware College & University Revenue	5.000%	11/1/2040	510	584
University of Delaware College & University Revenue	5.000%	11/1/2042	1,335	1,521
				165,470
District of Columbia (1.1%)
District of Columbia Appropriations Revenue	5.000%	12/1/2033	1,000	1,069
District of Columbia Charter School Aid Revenue	3.000%	6/1/2030	810	783
District of Columbia Charter School Aid Revenue	4.000%	6/1/2030	600	593
District of Columbia Charter School Aid Revenue	5.000%	6/1/2034	325	326
District of Columbia Charter School Aid Revenue	5.000%	6/1/2040	5,490	5,475
District of Columbia Charter School Aid Revenue	5.625%	6/1/2044	500	491
District of Columbia Charter School Aid Revenue (KIPP DC Project)	4.000%	7/1/2044	1,240	1,115
District of Columbia College & University Revenue	5.000%	4/1/2030	250	267
District of Columbia College & University Revenue	5.000%	4/1/2031	250	270
District of Columbia College & University Revenue	4.000%	4/1/2032	250	254
District of Columbia College & University Revenue	5.000%	10/1/2032	1,385	1,511
District of Columbia College & University Revenue	4.000%	4/1/2033	280	285
District of Columbia College & University Revenue	5.000%	10/1/2033	2,480	2,723
District of Columbia College & University Revenue	4.000%	4/1/2034	300	304
District of Columbia College & University Revenue	5.000%	10/1/2034	3,710	4,093
District of Columbia College & University Revenue	4.000%	4/1/2035	300	303
District of Columbia College & University Revenue	5.000%	10/1/2035	5,325	5,888
District of Columbia College & University Revenue	4.000%	4/1/2036	350	352
District of Columbia College & University Revenue	5.250%	10/1/2036	2,805	3,139
District of Columbia College & University Revenue	3.000%	4/1/2037	1,090	978
District of Columbia College & University Revenue	5.250%	10/1/2037	2,955	3,286
District of Columbia College & University Revenue	3.000%	4/1/2038	1,815	1,601
District of Columbia College & University Revenue	5.250%	10/1/2038	795	879
District of Columbia College & University Revenue	3.000%	4/1/2040	635	544
District of Columbia College & University Revenue	3.000%	4/1/2041	295	248
District of Columbia College & University Revenue PUT	5.000%	4/3/2035	36,805	40,452
District of Columbia GO	5.000%	6/1/2026	3,130	3,136
District of Columbia GO	5.000%	6/1/2027	5,615	5,755
District of Columbia GO	5.000%	10/15/2032	6,500	6,902
District of Columbia GO	5.000%	12/1/2032	14,000	15,817
District of Columbia GO	4.000%	6/1/2033	7,020	7,087
District of Columbia GO	5.000%	12/1/2033	13,625	15,559
District of Columbia GO	5.000%	6/1/2034	3,580	4,102
District of Columbia GO	5.000%	6/1/2035	13,000	13,269
District of Columbia GO	5.000%	10/15/2035	15,000	15,809
District of Columbia GO	4.000%	2/1/2036	2,600	2,675
District of Columbia GO	5.000%	6/1/2036	11,250	11,471
District of Columbia GO	5.000%	6/1/2037	10,395	10,589
District of Columbia GO	5.000%	10/15/2037	20,475	21,473
District of Columbia GO	5.000%	6/1/2038	6,000	6,107
District of Columbia GO	5.000%	6/1/2038	11,485	11,873
District of Columbia GO	5.000%	8/1/2038	5,010	5,601
District of Columbia GO	5.000%	10/15/2038	16,125	16,874
District of Columbia GO	5.000%	1/1/2039	3,000	3,289
District of Columbia GO	4.000%	2/1/2039	5,000	5,063
District of Columbia GO	5.000%	8/1/2039	3,475	3,867
District of Columbia GO	5.000%	1/1/2040	4,660	5,088
District of Columbia GO	5.000%	6/1/2041	12,620	12,643
District of Columbia GO	5.000%	8/1/2041	5,000	5,546
District of Columbia GO	5.000%	8/1/2041	2,225	2,468
District of Columbia GO	5.000%	6/1/2043	5,055	5,188
District of Columbia GO	5.000%	6/1/2043	10,755	11,878

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	5.000%	6/1/2044	4,450	4,870
	District of Columbia GO	5.000%	8/1/2044	16,480	17,904
	District of Columbia GO	5.000%	10/15/2044	2,000	2,068
	District of Columbia GO	5.000%	6/1/2045	3,500	3,794
	District of Columbia GO	5.000%	8/1/2045	4,500	4,842
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/2045	2,940	3,003
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Hillsdale Flats Phase I Project) PUT	3.150%	2/1/2029	780	782
[13]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	9/1/2030	5,380	5,400
[13]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2031	1,950	1,943
[5]	District of Columbia Housing Finance Agency Revenue TOB VRDO	3.900%	5/1/2026	26,550	26,550
	District of Columbia Income Tax Revenue	5.000%	12/1/2028	2,310	2,453
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	22,885	25,111
	District of Columbia Income Tax Revenue	5.000%	12/1/2030	4,110	4,522
	District of Columbia Income Tax Revenue	5.000%	12/1/2031	5,000	5,578
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	7,020	7,498
	District of Columbia Income Tax Revenue	5.000%	10/1/2034	12,960	13,804
	District of Columbia Income Tax Revenue	5.000%	10/1/2034	16,570	19,033
	District of Columbia Income Tax Revenue	5.000%	12/1/2034	14,550	16,272
	District of Columbia Income Tax Revenue	5.000%	12/1/2035	15,000	16,676
	District of Columbia Income Tax Revenue	5.000%	6/1/2036	10,025	11,464
	District of Columbia Income Tax Revenue	5.000%	10/1/2036	9,390	10,630
	District of Columbia Income Tax Revenue	5.000%	10/1/2037	3,075	3,460
	District of Columbia Income Tax Revenue	5.000%	12/1/2037	5,000	5,500
	District of Columbia Income Tax Revenue	3.000%	3/1/2038	23,295	21,473
	District of Columbia Income Tax Revenue	5.000%	6/1/2038	9,555	10,791
	District of Columbia Income Tax Revenue	4.000%	3/1/2039	1,005	1,014
	District of Columbia Income Tax Revenue	4.000%	5/1/2039	1,400	1,419
	District of Columbia Income Tax Revenue	5.000%	5/1/2039	3,500	3,846
	District of Columbia Income Tax Revenue	4.000%	5/1/2040	740	747
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	6,225	6,813
	District of Columbia Income Tax Revenue	5.000%	6/1/2040	5,000	5,589
	District of Columbia Income Tax Revenue	5.000%	7/1/2040	19,685	21,328
	District of Columbia Income Tax Revenue	5.000%	5/1/2041	4,400	4,791
	District of Columbia Income Tax Revenue	5.000%	6/1/2041	7,500	8,336
	District of Columbia Income Tax Revenue	5.000%	7/1/2041	1,920	2,073
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	4,320	4,676
	District of Columbia Income Tax Revenue	5.000%	6/1/2042	7,000	7,722
	District of Columbia Income Tax Revenue	5.000%	7/1/2042	2,345	2,518
	District of Columbia Income Tax Revenue	5.000%	6/1/2043	4,295	4,706
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	6,485	6,730
	District of Columbia Income Tax Revenue	5.000%	6/1/2044	4,500	4,890
	District of Columbia Income Tax Revenue	5.000%	5/1/2045	2,000	2,075
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2036	1,035	1,063
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	2,570	2,951
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	3,000	3,444
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2037	1,620	1,845
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	4,855	5,492
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	8,100	9,162
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2041	10,000	11,053
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2042	17,000	18,684
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	1,500	1,653
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	2,265	2,506
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	7,615	8,426
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	3,195	3,324
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	1,500	1,638
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	1,575	1,726
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	11,335	12,420
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2045	8,690	9,425
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2047	1,000	1,044
[8]	Freddie Mac Pool	3.700%	1/1/2034	10,500	10,233
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2033	2,100	2,278
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2034	2,005	2,166
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	1,720	1,758
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2036	1,195	1,217
[6]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue VRDO	3.620%	5/7/2026	2,740	2,740
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2031	1,000	1,052
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2032	600	630
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2033	3,500	3,680
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2034	2,000	2,093

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2034	3,400	3,566
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2035	1,500	1,513
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2035	2,000	2,089
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2036	2,000	1,339
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2036	2,000	2,009
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2036	2,020	2,105
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	45,700	26,883
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	12,000	7,132
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	1,850	1,181
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	1,000	624
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	10,255	6,095
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2037	3,500	3,503
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2037	2,050	2,132
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2038	1,000	995
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2038	2,000	2,076
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2039	2,760	1,596
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2039	1,695	1,756
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2040	1,300	711
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	6,350	6,551
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	5,440	5,613
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2029	7,450	7,666
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2034	1,000	1,030
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2035	1,010	1,034
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2036	1,000	1,019
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2038	500	505
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2033	2,500	2,589
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2034	2,000	2,059
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2035	3,040	3,113
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2036	1,500	1,528
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2037	750	761
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2038	1,995	2,015
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2039	1,240	1,247
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2027	650	669
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2028	645	678
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2029	1,920	2,057
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2036	4,000	3,730
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	1,500	1,645
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	3,000	3,289
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	1,360	1,484
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	5,650	4,896
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2040	5,250	5,700
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2040	3,670	3,984
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2043	10,200	10,883
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2043	4,700	5,015
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2044	14,060	14,945
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	6,185	6,530
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2048	15,505	16,083
					950,378
Florida (3.9%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	640	641
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,350	1,352
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	945	950
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,325	1,327
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	155	156
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	580	587
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	470	470
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	300	300
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	1,160	1,177
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	250	250
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	22,010	22,038
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	795	759
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	1,870	1,785
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2046	1,750	1,512
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	1,790	1,376
[1]	Alachua County School Board COP	5.000%	7/1/2030	4,150	4,509
	Bay County School Board COP	5.500%	7/1/2042	1,600	1,751
	Braddock Lakes Community Development District Special Assessment Revenue	4.500%	5/1/2035	1,860	1,845
	Braddock Lakes Community Development District Special Assessment Revenue	5.550%	5/1/2045	1,250	1,261
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	675	723

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	20,260	21,965
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,480	1,614
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	1,560	1,714
[3]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	19,385	21,463
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	1,635	1,766
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	5,265	5,752
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2038	7,565	8,204
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2039	830	888
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	6,810	7,200
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2036	9,900	10,834
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2037	10,390	11,323
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2038	7,500	8,148
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2039	11,400	12,344
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/2037	4,440	4,031
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/2039	2,000	1,773
	Broward County FL School District COP	5.000%	7/1/2035	5,000	5,451
	Broward County FL School District COP	5.000%	7/1/2036	12,795	13,883
	Broward County FL School District GO	5.000%	7/1/2033	5,605	5,858
	Broward County FL School District GO	5.000%	7/1/2039	5,930	6,747
	Broward County FL School District GO	5.000%	7/1/2040	3,500	3,997
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.000%	3/1/2035	1,965	2,175
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.150%	3/1/2036	2,070	2,294
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/2027	1,285	1,326
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/2029	1,100	1,134
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2036	2,300	2,301
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2037	10,000	9,947
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2028	3,550	3,672
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2029	3,000	3,138
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	2,000	2,111
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2031	4,010	4,217
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2032	1,000	1,048
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2033	2,380	2,484
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2034	4,865	5,058
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2035	1,050	1,087
[5]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/2034	1,000	992
[5]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/2039	1,875	1,812
[5]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/2044	1,600	1,475
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2039	5,320	5,305
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	4.000%	8/1/2030	265	265
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/2040	300	302
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,275	1,258
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,040	1,908
[5]	Capital Trust Authority Charter School Aid Revenue	5.125%	6/15/2033	2,000	2,064
[5]	Capital Trust Authority Charter School Aid Revenue	4.750%	6/15/2040	800	785
[5]	Capital Trust Authority Charter School Aid Revenue	6.000%	6/15/2043	3,600	3,715
[5]	Capital Trust Authority Charter School Aid Revenue (Academic Charter Schools Inc. Project)	5.000%	6/1/2044	1,635	1,553
[5]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/2039	2,010	2,019
[5]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/2044	1,525	1,484
	Capital Trust Authority Charter School Aid Revenue (Plato Academy Schools Project)	4.250%	12/15/2034	4,635	4,601
	Capital Trust Authority Charter School Aid Revenue (Plato Academy Schools Project)	5.000%	12/15/2044	4,150	4,059
[5]	Capital Trust Authority Charter School Aid Revenue (The Learning Center Project)	6.500%	6/15/2045	2,545	2,565
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	11,015	12,151
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2035	9,000	10,051
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2029	10,000	10,015
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	5,000	5,612
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	11,500	13,053
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	11,000	12,577
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/2036	12,000	9,873
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	5,850	5,935
	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/2038	2,365	2,167
[1]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/2040	7,310	5,683
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	6,500	6,513
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	9,500	9,519
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	4,950	4,968
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	7,060	7,086
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2027	2,125	2,182
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2027	4,190	4,302
	Central Florida Tourism Oversight District GO	4.000%	6/1/2032	3,115	3,144
	Central Florida Tourism Oversight District GO	4.000%	6/1/2034	10,000	10,005
	Central Florida Tourism Oversight District GO	5.000%	6/1/2037	5,000	5,084

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Cityplace Community Development District Special Assessment Revenue	3.650%	5/1/2028	2,035	2,052
[1]	Cityplace Community Development District Special Assessment Revenue	4.000%	5/1/2033	4,000	4,152
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2040	1,000	1,088
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2041	1,000	1,083
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2042	1,000	1,075
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2043	1,000	1,066
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2044	1,500	1,585
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2029	2,075	2,194
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	2,000	2,140
	Coral Springs FL Special Obligation Revenue (Municipal Complex Project)	5.000%	9/1/2033	1,000	1,007
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/2044	1,000	1,027
[5]	Curiosity Creek Community Development District Special Assessment Revenue	5.600%	5/1/2045	1,750	1,771
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2028	220	229
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2030	220	228
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2032	300	310
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2038	1,655	1,697
[1]	Duval County Public Schools COP	5.000%	7/1/2034	2,000	2,141
[1]	Duval County Public Schools COP	5.000%	7/1/2035	2,250	2,406
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2034	2,340	2,401
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2035	3,510	3,597
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2036	2,205	2,258
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2037	2,870	2,936
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	4,100	4,315
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	5,145	5,401
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	7,985	8,338
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	6,660	6,930
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	5,985	6,204
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	16,015	16,474
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	11,400	11,642
[1]	Escambia County School Board COP	5.000%	2/1/2042	2,915	3,128
[1]	Escambia County School Board COP	5.250%	2/1/2043	3,445	3,735
[1]	Escambia County School Board COP	5.250%	2/1/2044	2,250	2,425
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2030	1,375	1,483
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2031	1,445	1,579
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2032	1,520	1,679
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2034	1,685	1,846
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2035	1,765	1,924
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2036	1,855	1,877
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2037	1,930	1,945
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2038	650	717
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2039	700	768
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2040	725	791
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2041	815	886
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2042	1,100	1,188
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/2035	1,870	1,778
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2031	14,180	15,747
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2031	18,240	20,256
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2033	9,030	9,045
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2038	7,000	7,064
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2039	2,180	1,921
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2041	7,330	7,480
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2042	9,675	9,818
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2043	10,250	10,346
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/2029	1,250	1,253
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2030	430	411
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/2030	855	835
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2031	445	420
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.900%	6/15/2035	795	824
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.500%	6/15/2040	2,795	2,944
[5]	Florida Development Finance Corp. Charter School Aid Revenue	6.000%	6/15/2045	2,250	2,375
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.250%	6/1/2044	2,075	2,079
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2028	820	833
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2030	1,080	1,096
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2032	1,635	1,655
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2033	765	773
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2034	800	808
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2035	1,055	1,064
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2040	1,650	1,655

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2040	4,100	4,012
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2029	315	315
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2031	680	674
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2031	285	293
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2042	455	452
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2042	480	477
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2028	315	327
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2029	285	301
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,550	1,620
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	1,075	1,108
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	2,110	1,993
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	3,500	3,457
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	1,600	1,416
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2038	1,600	1,710
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2039	1,980	2,179
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2040	1,750	1,854
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2041	1,450	1,531
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2041	2,000	2,178
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2042	1,500	1,573
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2042	1,385	1,498
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	1,495	1,560
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	1,530	1,643
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	1,000	1,038
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	1,930	2,056
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2045	1,310	1,382
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	11,880	12,852
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	7,810	8,453
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2033	1,600	1,691
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2034	6,605	6,954
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2035	2,300	2,414
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2036	6,000	6,269
[5]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.000%	6/1/2044	1,700	1,705
	Florida GO	5.000%	7/1/2026	15,845	15,906
	Florida GO	5.000%	6/1/2027	16,240	16,660
	Florida GO	5.000%	6/1/2028	5,000	5,252
	Florida GO	5.000%	6/1/2028	5,000	5,252
	Florida GO	4.000%	6/1/2029	2,700	2,702
	Florida GO	5.000%	6/1/2029	15,115	16,216
	Florida GO	4.000%	6/1/2030	2,590	2,623
	Florida GO	4.000%	6/1/2032	2,400	2,427
	Florida GO	4.000%	6/1/2033	5,570	5,574
	Florida GO	4.000%	7/1/2042	7,150	7,311
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2035	1,000	1,011
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2036	1,580	1,596
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2038	2,000	2,008
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2039	1,000	1,001
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2028	400	415
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2029	435	461
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2030	1,000	1,076
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2030	325	350
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2031	1,000	1,069
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2031	350	382
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2032	1,180	1,257
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2032	600	653
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2033	750	797
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2033	330	358

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2034	800	847
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2034	600	649
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2035	850	897
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2038	550	556
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/2040	820	705
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2030	2,045	2,060
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2033	2,305	2,317
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2035	3,615	3,630
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2036	3,795	3,808
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2033	2,370	2,373
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2034	3,920	3,924
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2036	140	140
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2035	2,000	2,027
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2037	2,810	2,826
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2038	2,405	2,411
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2039	2,635	2,628
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2040	3,370	3,340
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	5.000%	12/1/2042	1,925	2,095
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/2052	5,440	5,423
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	11,975	13,018
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,775	3,069
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	9,775	10,814
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	3,350	3,720
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	1/1/2057	2,255	2,530
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	625	626
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	595	596
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2029	650	649
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	4,000	4,013
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	1,000	1,004
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	5.500%	11/15/2035	500	522
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.625%	11/15/2045	2,500	2,670
	Florida Lottery Revenue	5.000%	7/1/2026	25,950	26,038
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/2032	6,945	6,713
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/2033	4,750	4,547
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2039	350	380
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2040	500	540
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2041	600	644
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2042	500	534
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2043	325	345
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2041	1,000	1,101
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2042	2,000	2,192
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2043	1,500	1,634
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2031	200	219
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2032	175	193
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2033	200	221
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2034	325	357
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2037	425	461
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2039	475	510
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2040	500	534
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2041	550	585
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2042	400	426
[8]	Freddie Mac Pool	3.300%	8/1/2039	25,407	23,499
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2030	4,000	4,120
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2034	5,030	5,164
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2035	5,040	5,169
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	5,000	5,119
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/2026	680	686
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/2026	625	631
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/2027	2,890	2,982
[5]	Gas Worx Community Development District Special Assessment Revenue	4.625%	5/1/2030	120	122

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Gas Worx Community Development District Special Assessment Revenue	5.000%	5/1/2036	615	636
[5]	Gas Worx Community Development District Special Assessment Revenue	5.750%	5/1/2045	1,000	1,034
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2036	680	685
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2037	2,325	2,341
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/2026	65	66
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/2026	225	227
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,460	1,462
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,100	2,103
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,270	2,273
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	2,020	2,023
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.750%	6/1/2041	2,000	1,828
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/2044	1,000	1,023
[1]	Hernando County School District COP	5.000%	7/1/2031	5,925	5,940
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2028	345	339
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2029	355	346
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2030	365	350
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2031	375	354
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2032	285	282
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2033	300	295
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2034	245	237
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2035	255	243
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2036	260	246
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2040	1,200	939
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	4.500%	5/1/2031	425	428
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.150%	5/1/2044	2,000	2,009
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	3,915	4,283
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2037	1,040	1,057
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2038	1,160	1,174
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2039	1,640	1,654
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2040	1,775	1,784
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2041	1,270	1,275
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/2026	28,000	28,328
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2041	6,145	5,369
	Hillsborough County FL Utility Water Revenue	4.000%	8/1/2031	3,215	3,332
[2]	Hillsborough County FL Utility Water Revenue	3.000%	8/1/2037	3,340	3,106
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/2028	9,530	9,549
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	22,470	24,178
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/2031	26,515	26,788
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	3,115	3,135
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	11,600	13,148
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	1,660	1,844
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	2,000	2,201
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	4,640	5,030
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	7,500	8,068
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2027	2,590	2,654
	Hollywood FL GO	5.000%	7/1/2042	3,705	3,930
	Jacksonville FL General Fund Revenue	4.000%	10/1/2039	2,000	2,021
	Jacksonville FL General Fund Revenue	4.000%	10/1/2041	1,150	1,160
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,255	2,311
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	3,890	4,000
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	3,000	3,084
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,875	1,918
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	3,790	3,889
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	4,510	4,623
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,635	1,668
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	4,730	4,840
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	4,970	5,076
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	5,220	5,322
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	5,475	5,571
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	5,755	5,849
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	2,965	3,012
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/2039	1,650	1,577
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/2040	2,175	2,052
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2028	1,735	1,795
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2033	3,425	3,662
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2034	2,000	2,058
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2035	2,930	3,116
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2036	2,840	3,011
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2037	3,245	3,431
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2038	2,000	2,109

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	7,400	7,631
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	10,000	10,305
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	6,090	6,276
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	7,000	7,200
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	8,000	8,217
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2035	10,000	10,128
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2035	3,500	3,727
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2035	3,000	3,413
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2036	2,700	2,715
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2036	10,195	10,349
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2036	9,125	9,233
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2037	4,000	4,018
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2037	6,860	6,940
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	1,750	1,762
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	4,500	4,502
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2027	11,000	11,374
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2028	2,340	2,413
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2030	1,925	1,982
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2030	1,490	1,534
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2033	11,205	11,313
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2034	1,150	1,235
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2035	5,500	5,525
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2035	1,180	1,263
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2035	2,525	2,702
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2036	1,000	1,017
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2038	1,080	1,089
	JEA Water & Sewer System Water Revenue	3.000%	10/1/2040	2,500	2,208
	JEA Water & Sewer System Water Revenue	3.000%	10/1/2041	5,045	4,352
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2042	3,750	4,093
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2043	4,485	4,863
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2044	4,440	4,787
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2032	1,340	1,409
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2035	1,495	1,567
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2036	1,200	1,256
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2038	2,275	2,375
	Lakeland FL Appropriations Revenue	5.000%	10/1/2036	2,220	2,501
	Lakeland FL Appropriations Revenue	5.000%	10/1/2038	1,245	1,385
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2038	2,000	2,312
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/2039	2,185	2,199
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2039	1,000	1,155
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/2040	1,395	1,401
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/2041	1,400	1,403
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	5,000	5,044
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2040	3,500	3,813
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	4,000	4,327
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	9,475	10,171
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	2,200	2,348
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	2,430	2,566
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	5.125%	5/1/2044	1,360	1,378
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	2,250	2,290
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	515	520
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2029	2,160	2,162
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,003
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	1,870	1,880
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	575	577
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	4,500	4,681
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	5,695	5,903
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	3,000	3,100
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	7,585	7,790
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project) PUT	5.000%	4/1/2033	4,905	5,408
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project) PUT	5.000%	4/1/2035	12,195	13,625
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Shell Point/Waterside Health Project)	5.000%	11/15/2039	1,500	1,533
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue	4.550%	1/1/2040	3,305	3,459
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2029	800	787
	Lee County School Board COP	5.000%	8/1/2031	1,000	1,102
	Lee County School Board COP	5.000%	8/1/2032	1,000	1,115
	Lee County School Board COP	5.000%	8/1/2034	3,500	3,516
	Lee County School Board COP	5.000%	8/1/2035	4,270	4,288
	Lee County School Board COP	5.000%	8/1/2038	1,000	1,099
	Lee County School Board COP	5.000%	8/1/2044	6,000	6,455

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Manatee County FL (Conservation & Park Project) GO	5.000%	5/1/2043	2,090	2,270
	Manatee County School District (Florida Master Program) COP	5.000%	7/1/2043	10,000	10,884
	Manatee County School District (Florida Master Program) COP	5.000%	7/1/2044	7,775	8,391
	Manatee County School District (Florida Master Program) COP	5.000%	7/1/2045	3,900	4,169
[1]	Marion County School Board COP	5.000%	6/1/2041	10,000	10,820
[1]	Marion County School Board COP	5.000%	6/1/2042	10,000	10,754
[1]	Marion County School Board COP	5.000%	6/1/2043	7,000	7,481
[1]	Marion County School Board COP	5.250%	6/1/2044	18,000	19,423
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2046	2,085	1,963
	Miami Beach FL GO	3.000%	5/1/2032	4,440	4,391
	Miami Beach FL GO	3.000%	5/1/2033	2,340	2,304
	Miami Beach FL GO	5.000%	5/1/2034	2,920	3,093
	Miami Beach FL GO	5.000%	5/1/2035	4,000	4,225
	Miami Beach FL GO	5.000%	5/1/2036	2,700	2,843
	Miami Beach FL GO	5.000%	5/1/2037	5,695	5,979
	Miami Beach FL GO	5.000%	5/1/2038	5,980	6,258
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2028	1,910	1,913
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2029	2,015	2,018
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2030	1,860	1,863
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2032	1,335	1,337
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2034	2,500	2,504
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2035	4,400	4,406
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/2028	1,695	1,747
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/2029	3,920	4,037
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2031	2,500	2,533
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2032	2,230	2,255
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2033	2,400	2,423
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2034	2,555	2,576
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2035	2,760	2,779
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2030	1,215	1,253
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	825	826
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,000	1,001
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	1,000	954
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2046	1,020	906
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2036	3,500	3,916
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2037	2,225	2,475
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2038	4,140	4,578
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/2043	8,005	8,707
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/2044	2,820	3,043
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2030	2,630	2,832
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2031	2,765	2,967
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2033	1,520	1,549
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2027	1,430	1,447
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2028	3,010	3,109
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2029	3,160	3,273
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2031	3,495	3,611
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2033	3,865	3,983
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2034	4,060	4,180
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2035	2,000	2,057
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2036	1,735	1,929
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2037	1,250	1,383
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2038	1,500	1,654
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2040	4,235	4,629
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2041	5,450	5,922
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2042	5,880	6,352
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2043	4,000	4,298
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	6,780	7,599
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	10,540	11,813
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	10,215	11,549
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	9,635	10,893
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2035	10,000	11,376
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	2,500	2,854
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	3,000	3,401
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2038	2,000	2,252
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2041	10,000	11,131
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2044	8,000	8,564
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2044	2,500	2,694
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2044	10,000	10,890
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	3,710	3,937
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	1,500	1,602

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2045	5,000	5,399
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	4,290	4,514
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	2,000	2,114
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	3,420	3,425
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	3,470	3,481
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	1,245	1,249
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2028	1,885	1,891
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2029	2,150	2,157
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	1,690	1,692
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2031	2,000	2,003
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	1,000	1,003
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	2,550	2,553
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2033	6,450	6,458
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2039	625	626
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2034	1,705	1,710
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2035	5,390	5,406
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2035	8,210	8,235
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2036	8,620	8,644
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/2033	6,785	6,904
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2028	440	465
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	485	530
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2033	5,150	5,580
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2034	1,615	1,648
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2034	4,005	4,039
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	3,100	3,132
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2035	2,880	2,903
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2036	1,260	1,268
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2038	4,250	4,248
	Miami-Dade County FL GO	3.000%	7/1/2032	9,740	9,588
	Miami-Dade County FL GO	3.000%	7/1/2033	10,030	9,758
	Miami-Dade County FL GO	5.000%	7/1/2033	4,710	5,028
	Miami-Dade County FL GO	5.000%	7/1/2037	5,000	5,013
	Miami-Dade County FL GO	5.000%	7/1/2039	6,485	6,795
	Miami-Dade County FL GO	5.000%	7/1/2041	2,170	2,287
	Miami-Dade County FL GO	5.000%	7/1/2044	5,000	5,173
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	3,870	4,151
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2044	4,740	5,001
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2045	2,800	2,931
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2046	5,225	5,433
[1]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/2045	6,000	2,411
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2029	5,000	4,531
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2031	2,155	1,823
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2032	3,285	3,488
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2032	2,890	2,359
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2034	3,625	3,835
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2034	4,915	5,198
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2034	2,640	1,996
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2035	5,675	5,984
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2036	3,405	3,466
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2036	5,955	6,268
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2037	3,195	3,356
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2037	5,000	5,253
[2]	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2037	3,000	1,982
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2038	4,405	4,618
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2038	6,565	6,883
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2038	27,735	17,334
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2039	4,625	4,835
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2039	6,895	7,208
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2039	18,250	10,831
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2040	7,650	8,328
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2040	6,610	3,717
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2041	8,035	8,700
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2041	4,100	2,189
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2042	4,795	4,653
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2042	8,435	9,084
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2042	1,795	907
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2043	5,000	5,359
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2044	9,300	9,885
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2044	5,000	2,240
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2045	2,500	1,052

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2046	1,230	1,281
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2030	10,965	10,984
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2031	10,000	10,016
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	12,000	12,323
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	5,000	5,327
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	2,630	2,755
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2045	5,000	5,256
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	5,750	5,963
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2030	10,000	10,925
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2031	10,000	11,082
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2034	11,000	11,110
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2034	5,260	5,433
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	5,000	5,044
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	7,000	7,201
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2036	2,650	2,481
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	8,025	8,085
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2036	3,225	3,368
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	7,765	7,924
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2037	5,370	5,599
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2038	4,720	4,913
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	4,285	4,325
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	1,450	1,486
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	2,395	2,103
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2040	8,500	8,660
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2040	2,250	2,487
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2041	2,500	2,761
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2042	3,305	3,630
[1,2]	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2043	5,065	4,277
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2043	18,845	19,371
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2044	1,885	1,969
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	2,265	2,364
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	500	546
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2032	1,000	1,034
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,020	1,040
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	1,000	1,016
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	2,675	2,421
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/2040	1,677	1,689
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/2028	8,065	8,101
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2030	2,800	2,800
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2040	3,450	3,397
[5]	Miami-Dade County IDA Local or Guaranteed Housing Revenue PUT	5.375%	7/1/2036	39,895	41,227
	Miami-Dade County School Board GO	5.000%	3/15/2045	11,115	11,966
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2038	4,195	4,267
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2039	1,080	1,094
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2040	5,000	5,048
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2043	7,000	6,925
	Mirada Community Development District Special Assessment Revenue	5.000%	5/1/2034	55	56
	Mirada Community Development District Special Assessment Revenue	5.625%	5/1/2044	1,130	1,151
	Monroe County FL Sales Tax Revenue	5.000%	4/1/2043	4,990	5,428
[5]	Normandy Community Development District Special Assessment Revenue	5.300%	5/1/2044	1,960	1,964
	North AR-1 Pasco Community Development District Special Assessment Revenue	5.750%	5/1/2044	635	658
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	5,000	5,054
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	5,000	5,162
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	5,000	5,156
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	4,535	4,670
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	3,955	4,064
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2032	1,870	2,051
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2034	2,040	2,089
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2036	2,210	2,237
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2038	2,385	2,399
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2039	2,485	2,500
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2040	2,580	2,585
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2041	2,685	2,679
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2029	1,000	1,061
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2033	5,350	5,745
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2035	5,900	6,292
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2036	6,195	6,580
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/2037	2,000	2,028
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2037	4,000	4,240

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2038	6,830	7,229
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/2039	1,375	1,382
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2039	7,165	7,568
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2043	31,450	32,920
[1]	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2046	1,000	1,042
[5]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	4.375%	5/15/2035	715	720
[5]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.500%	5/15/2045	1,000	1,031
[1]	Okaloosa County School Board COP	5.000%	10/1/2042	4,050	4,399
[1]	Okaloosa County School Board COP	5.000%	10/1/2043	6,560	7,084
[1]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/2032	4,455	4,968
[1]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/2033	2,825	3,187
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/2029	1,915	1,942
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	460	482
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,055	3,079
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	480	509
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,500	1,511
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	755	807
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,650	1,817
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,585	1,708
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	2,000	2,225
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,665	1,804
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	5,185	5,219
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,750	1,895
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,000	1,101
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,000	1,089
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,025	1,133
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,500	1,622
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2040	2,055	2,158
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	1,400	1,506
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	990	1,061
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,500	2,724
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,625	2,799
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	4,875	5,147
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	3,135	3,282
[5,6]	Orange County Health Facilities Authority Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	52,720	52,720
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	10,920	10,951
	Orange County School Board COP, Prere.	5.000%	8/1/2026	21,500	21,625
	Orlando FL Miscellaneous Revenue	5.000%	10/1/2037	3,000	3,118
[1]	Orlando FL Miscellaneous Revenue	5.000%	11/1/2037	8,600	9,620
	Orlando FL Miscellaneous Revenue	5.000%	10/1/2038	3,030	3,143
[1]	Orlando FL Miscellaneous Revenue	5.000%	11/1/2038	5,000	5,559
[1]	Orlando FL Miscellaneous Revenue	5.000%	11/1/2039	5,000	5,527
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2026	2,285	2,309
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2027	1,325	1,367
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2029	2,020	2,083
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2031	5,425	5,588
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2033	2,095	2,153
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2034	5,000	5,133
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2035	3,125	3,204
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2037	2,020	2,066
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2032	1,000	1,129
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2032	3,000	3,386
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	650	742
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	1,000	1,141
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	2,000	2,282
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	3,500	4,029
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	1,110	1,278
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	5,000	5,755
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2036	1,000	1,138
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2037	1,000	1,133
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2038	1,000	1,127
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	920	1,030
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2040	1,200	1,334
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2041	1,700	1,882
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2042	1,250	1,371
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2042	1,835	2,014
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2043	1,000	1,087
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2043	1,345	1,464
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2044	1,000	1,079
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	25,240	23,667

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2037	1,100	1,229
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2038	1,000	1,113
	Osceola County Expressway Authority Highway Revenue, ETM	5.550%	10/1/2029	1,000	1,089
	Osceola County Expressway Authority Highway Revenue, ETM	5.650%	10/1/2030	1,400	1,561
	Osceola County Expressway Authority Highway Revenue, ETM	5.750%	10/1/2031	1,625	1,853
	Osceola County Expressway Authority Highway Revenue, Prere.	5.800%	10/1/2031	2,060	2,354
	Osceola County Expressway Authority Highway Revenue, Prere.	5.900%	10/1/2031	3,000	3,443
	Osceola County FL Sales Tax Revenue	5.000%	10/1/2043	3,305	3,586
	Osceola County FL Sales Tax Revenue	5.000%	10/1/2044	3,290	3,537
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2028	1,000	915
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2029	1,410	1,241
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2029	500	522
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2030	1,500	1,267
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2030	600	626
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2031	1,990	1,610
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2031	1,765	1,837
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2032	2,400	1,859
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2032	900	936
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2033	3,670	2,717
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2033	950	985
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2034	1,300	1,345
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2035	1,300	1,341
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2036	2,535	1,635
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2036	1,300	1,337
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2037	2,850	1,730
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2037	1,440	1,477
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2038	3,250	1,900
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2038	1,705	1,745
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2039	1,200	1,225
	Osceola County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	615	608
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	3,010	3,040
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/2033	6,000	6,009
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/2037	7,910	7,921
[5]	Palm Beach County FL College & University Revenue	5.500%	10/1/2045	4,000	4,137
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.000%	6/1/2044	11,465	11,648
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	600	639
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	1,350	1,343
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	600	638
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,035	1,098
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,000	1,058
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,100	1,161
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	1,510	1,589
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,740	1,669
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	1,260	1,322
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	1,125	1,133
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	1,295	1,355
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2037	1,150	1,249
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	2,365	2,470
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	1,515	1,644
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	1,750	1,824
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	600	616
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	1,470	1,331
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2044	2,385	1,913
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/2046	1,135	1,140
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2032	260	281
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2035	800	851
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2037	770	811
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2038	435	456
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2039	400	418
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2040	400	416
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2041	420	436
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2042	560	578
	Palm Beach County School District COP	5.000%	8/1/2038	2,500	2,759

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County School District COP	5.000%	8/1/2039	2,070	2,276
	Palm Beach County School District COP	5.250%	8/1/2039	1,750	1,924
	Palm Beach County School District COP	5.000%	8/1/2040	4,000	4,362
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2034	1,000	1,081
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2037	530	562
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2038	500	529
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2039	1,000	1,052
	Parrish Lakes Community Development District Special Assessment Revenue	5.500%	5/1/2044	770	787
[5]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	37,500	40,103
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2031	4,000	4,433
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2032	4,000	4,489
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2033	4,245	4,790
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2034	5,000	5,615
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2035	5,000	5,580
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2036	4,420	4,900
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2037	1,720	1,923
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2038	1,365	1,519
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2039	1,860	2,061
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2040	3,490	3,847
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2041	3,000	3,286
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2042	6,330	6,902
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2043	6,680	7,245
	Pasco County FL Sales Tax Revenue	5.000%	10/1/2042	2,220	2,425
	Pasco County FL Sales Tax Revenue	5.000%	10/1/2043	2,350	2,548
	Pasco County FL Sales Tax Revenue	5.000%	10/1/2044	2,275	2,448
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/2036	2,000	1,882
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/2037	3,190	2,969
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/2036	4,825	4,482
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/2036	3,180	2,877
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/2039	1,380	1,394
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/2034	1,000	1,028
	Pinery Community Development District Special Assessment Revenue	4.250%	5/1/2031	165	163
	Pinery Community Development District Special Assessment Revenue	5.600%	5/1/2046	485	488
	Polk County FL Utility System Water Revenue	5.000%	10/1/2037	1,810	1,945
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2030	2,210	2,216
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2036	620	710
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2037	600	683
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2039	1,990	2,195
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2040	825	920
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2040	1,570	1,724
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2041	875	965
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2041	1,830	2,005
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2042	825	902
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2045	4,025	4,182
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/2038	13,550	13,946
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2026	2,260	2,268
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2027	1,295	1,329
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2035	3,500	3,922
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2036	3,220	3,583
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2037	2,500	2,771
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2031	275	270
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2036	785	740
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2041	425	376
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/2029	2,000	2,030
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/2033	11,090	11,091
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	4,345	4,371
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	5,010	5,148
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	3,500	3,601
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	4,000	4,111
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	9,025	9,078
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	13,865	14,180
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	16,890	19,123
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	9,000	9,012
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	5,000	5,101
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	18,165	19,688
	St. Augustine FL Miscellaneous Revenue	5.000%	10/1/2041	5,000	5,111
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2029	670	667
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2030	400	397

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2031	620	612
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2036	3,165	3,011
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2041	4,755	4,276
[1]	St. Johns County School Board COP	5.000%	7/1/2040	1,525	1,662
[1]	St. Johns County School Board COP	5.000%	7/1/2042	5,860	6,332
[1]	St. Johns County School Board COP	5.000%	7/1/2043	3,860	4,144
[1]	St. Johns County School Board COP	5.000%	7/1/2044	2,710	2,884
	St. Lucie County FL Miscellaneous Revenue	4.125%	10/1/2042	2,225	2,281
	St. Lucie County FL Miscellaneous Revenue	4.250%	10/1/2043	2,315	2,361
[5]	Sunrise Community Development District Special Assessment Revenue	4.500%	5/1/2035	440	433
[5]	Sunrise Community Development District Special Assessment Revenue	5.625%	5/1/2045	1,700	1,705
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/2027	1,600	1,602
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/2028	1,550	1,552
	Tampa Bay Water Revenue	5.000%	10/1/2041	2,000	2,223
	Tampa Bay Water Revenue	5.000%	10/1/2043	2,500	2,743
	Tampa Bay Water Revenue	5.000%	10/1/2043	3,500	3,840
	Tampa Bay Water Revenue	5.000%	10/1/2044	2,500	2,722
[9]	Tampa Bay Water Revenue, ETM	6.000%	10/1/2029	10,010	11,044
	Tampa FL Appropriations Revenue	3.000%	10/1/2035	2,870	2,751
	Tampa FL Appropriations Revenue	2.000%	10/1/2038	3,620	2,845
	Tampa FL Appropriations Revenue	2.000%	10/1/2039	4,815	3,695
	Tampa FL Appropriations Revenue	2.000%	10/1/2040	5,125	3,839
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2030	1,650	1,653
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2032	1,880	1,883
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2033	2,340	2,343
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2034	2,505	2,508
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2035	1,680	1,682
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2028	290	302
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2029	300	317
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	575	615
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2031	375	398
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2032	300	318
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2033	275	291
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2034	375	395
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2036	1,075	1,127
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/2037	400	370
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2037	3,125	3,131
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2039	1,000	973
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2040	1,200	1,242
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2045	5,220	4,769
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2033	400	305
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2034	3,340	2,433
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2035	2,320	1,610
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2037	3,000	1,878
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2039	2,400	1,348
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2040	1,250	664
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2028	2,500	2,519
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2029	2,500	2,518
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2030	3,705	3,731
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2032	605	616
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2033	625	634
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2034	650	658
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2035	680	688
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2036	705	712
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/2033	1,730	1,736
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/2034	1,285	1,289
	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2044	1,000	1,022
	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	4.000%	7/1/2033	6,720	6,958
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.375%	5/1/2045	860	874
[5]	Venice FL Health, Hospital, Nursing Home Revenue	4.625%	1/1/2030	750	750
[5]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.250%	1/1/2030	450	450
[5]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/2030	400	400
	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.000%	1/1/2037	1,000	1,011
	Village Community Development District No. 13 Special Assessment Revenue	2.550%	5/1/2031	1,500	1,429
	Village Community Development District No. 13 Special Assessment Revenue	2.850%	5/1/2036	1,000	891
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.000%	5/1/2034	985	990
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.850%	5/1/2038	900	926
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.200%	5/1/2039	2,495	2,460
[5]	Village Community Development District No. 15 Special Assessment Revenue	5.000%	5/1/2043	2,415	2,461

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.550%	5/1/2044	1,540	1,506
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2027	1,000	1,030
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2028	1,500	1,546
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2036	3,500	3,919
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2037	4,175	4,651
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2042	4,930	5,001
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2035	400	404
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2036	510	514
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2037	725	728
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2038	750	751
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2039	1,000	995
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2032	1,185	1,276
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2032	500	533
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2033	1,485	1,608
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2033	1,000	1,071
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2034	1,560	1,692
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2034	1,000	1,071
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2035	1,855	1,988
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2036	1,720	1,839
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2036	500	531
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2037	1,805	1,920
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2038	1,415	1,499
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2039	1,340	1,411
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2040	1,340	1,417
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2041	850	890
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2042	1,000	1,043
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2043	2,300	2,390
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2044	2,375	2,456
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	5.750%	5/1/2044	1,190	1,233
[2]	Wildwood FL Utility System Water Revenue	5.000%	11/1/2042	1,000	1,092
[2]	Wildwood FL Utility System Water Revenue	5.000%	11/1/2043	2,455	2,668
[2]	Wildwood FL Utility System Water Revenue	5.000%	11/1/2044	1,550	1,671
[2]	Wildwood FL Utility System Water Revenue	5.000%	11/1/2045	1,505	1,609
[2]	Wildwood FL Utility System Water Revenue	5.000%	11/1/2046	1,750	1,851
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2036	1,000	1,081
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2038	2,000	2,144
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2040	2,250	2,395
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2041	1,855	1,979
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2041	1,000	1,064
	Woodlands Section 9 Community Development District Special Assessment Revenue	4.500%	5/1/2036	415	405
	Woodlands Section 9 Community Development District Special Assessment Revenue	5.700%	5/1/2046	830	831
					3,445,699
Georgia (3.1%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2036	9,230	10,025
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2037	9,740	10,529
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2039	9,335	10,017
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2027	1,000	1,007
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2028	1,365	1,368
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2030	1,280	1,283
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2038	3,180	3,343
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	11,000	11,512
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	4,400	4,780
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	1,995	2,099
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	1,045	1,123
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/2039	1,500	1,514
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2039	5,880	6,412
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2040	3,175	3,449
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	6,485	7,000
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	1,795	1,958
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2042	2,415	2,616
	Atlanta GA GO	5.000%	12/1/2039	7,840	8,652
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/2026	15,280	15,523
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	6,180	6,402
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	4,000	4,144

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	3,260	3,377
Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	4,010	4,154
Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	14,010	14,514
Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	1,000	1,036
Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,305	1,310
Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	4.700%	2/1/2029	840	843
Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2035	3,065	3,190
Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2036	1,020	1,059
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,500	2,656
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,650	1,748
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,850	3,011
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,535	2,671
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,990	3,143
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,335	1,399
Brookhaven Urban Redevelopment Agency Intergovernmental Agreement Revenue	4.000%	7/1/2043	1,710	1,717
Bulloch County Development Authority College & University Revenue	5.000%	7/1/2029	880	902
Bulloch County Development Authority College & University Revenue	5.000%	7/1/2030	1,080	1,105
Bulloch County Development Authority College & University Revenue	5.000%	7/1/2032	1,435	1,465
Bulloch County Development Authority College & University Revenue	5.000%	7/1/2033	1,595	1,627
Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2036	1,000	1,017
Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2037	1,290	1,305
Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2038	1,355	1,366
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project)	2.200%	10/1/2032	2,100	1,874
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	2,215	2,219
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	2,280	2,284
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/2028	1,335	1,350
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	6,000	6,029
Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	9,465	9,605
Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	4,520	4,585
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/2033	450	460
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/2035	1,245	1,264
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/2037	775	780
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/2038	680	622
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/2039	925	839
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/2040	1,000	904
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2039	3,450	3,838
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2041	1,400	1,528
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2042	1,000	1,084
Cartersville GA Water & Sewer Water Revenue	5.000%	6/1/2041	600	676
Cartersville GA Water & Sewer Water Revenue	5.000%	6/1/2042	1,000	1,118
Cartersville GA Water & Sewer Water Revenue	5.000%	6/1/2043	750	832
Cherokee County Board of Education GO	5.000%	8/1/2033	1,780	1,790
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,285	3,295
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,250	3,259
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2030	430	466
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2032	410	448
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2034	470	510
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2035	300	324
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2036	650	656
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2037	715	720

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2038	635	639
[5]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	5.000%	6/1/2035	1,105	1,136
[5]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	6.000%	6/1/2045	2,180	2,278
	Cobb County GA Water & Sewerage Water Revenue	3.000%	7/1/2038	1,440	1,324
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	475	489
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	795	818
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2033	725	743
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2033	425	436
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2034	500	510
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	600	609
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	750	756
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2037	800	735
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	790	780
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	500	495
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	1,150	1,204
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	1,150	1,204
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	400	387
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2045	1,500	1,205
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2029	1,640	1,671
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	1,230	1,252
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2032	2,250	2,287
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2033	2,620	2,661
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2034	3,350	3,401
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2035	2,500	2,536
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2036	4,300	4,360
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2037	4,500	4,558
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2041	3,710	3,976
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2042	2,320	2,472
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2043	3,885	4,112
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2041	2,570	2,911
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2044	1,750	1,940
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2035	1,130	1,188
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2037	8,160	8,527
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2038	9,100	9,484
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2039	9,565	9,944
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2044	15,000	15,404
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2029	1,280	1,311
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2030	1,020	1,043
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/2032	1,000	1,005
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2034	1,100	1,120
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2036	1,160	1,179
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2029	1,210	1,276
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2030	1,265	1,355
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2031	1,065	1,138
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2032	1,020	1,088
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2034	1,450	1,471
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2035	1,490	1,506
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2036	1,000	1,008
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/2033	1,800	1,827
	Dalton GA GO	5.000%	2/1/2042	9,000	9,205
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2039	1,000	1,072
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2040	1,000	1,067
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2041	1,170	1,243
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2042	630	665
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2032	7,680	8,693
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2035	1,145	1,275

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2038	1,060	1,163
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2038	6,205	7,012
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.125%	12/1/2034	5,775	5,756
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2034	3,000	3,193
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2035	6,170	6,158
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	7,680	7,682
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Kensington Station Project)	4.000%	12/1/2033	12,700	12,839
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	26,360	26,303
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,062
[3]	Development Authority for Fulton County Recreational Revenue	5.000%	3/15/2034	825	926
[3]	Development Authority for Fulton County Recreational Revenue	5.000%	3/15/2036	1,400	1,583
[3]	Development Authority for Fulton County Recreational Revenue	5.000%	3/15/2037	1,100	1,233
[3]	Development Authority for Fulton County Recreational Revenue	5.000%	3/15/2038	1,365	1,520
[3]	Development Authority for Fulton County Recreational Revenue	5.000%	3/15/2039	3,625	4,011
	Douglasville-Douglas County Water & Sewer Authority Water Revenue	2.000%	6/1/2033	2,305	2,049
	Fayette County Development Authority Recreational Revenue	5.000%	10/1/2039	1,000	1,060
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2030	400	426
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2033	1,000	1,088
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2034	1,500	1,638
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2035	1,650	1,790
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2036	1,800	1,940
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2037	2,000	2,143
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2038	2,100	2,237
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2040	3,200	3,367
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2041	1,500	1,572
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2042	2,200	2,288
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2043	1,305	1,351
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2044	2,160	2,214
	Forsyth County School District GO	5.000%	2/1/2034	2,535	2,630
	Forsyth County School District GO	5.000%	2/1/2037	2,250	2,323
[8]	Freddie Mac Pool	3.400%	3/1/2038	9,749	9,343
[8]	Freddie Mac Pool	3.700%	9/1/2038	6,577	6,263
	Fulton County Development Authority College & University Revenue	5.000%	6/15/2034	1,160	1,227
	Fulton County Development Authority College & University Revenue	5.000%	6/15/2036	1,015	1,068
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2038	500	561
	Fulton County Development Authority College & University Revenue	5.000%	6/15/2038	1,165	1,220
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2039	685	763
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2043	925	1,002
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2044	1,000	1,073
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,010	3,019
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,640	2,647
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,600	1,690
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,825	1,923
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,750	1,834
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2036	8,810	9,233
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2037	2,200	2,201
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2038	3,500	3,484
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2029	500	509
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	870	886
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2031	900	916
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2035	4,700	4,769
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2037	2,820	2,856
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	1,680	1,680
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	7,500	7,514
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2029	2,955	2,982
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2029	1,870	1,887
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2030	1,945	1,965
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2031	2,030	2,050
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/2037	8,665	8,834
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2041	13,735	12,860
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	2,640	2,653
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2038	5,355	5,353

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	2,580	2,499
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/2030	8,695	9,458
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2034	18,000	19,183
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2035	12,095	12,850
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/2036	7,715	7,789
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/2037	1,500	1,506
	Gainesville School District GO	4.000%	11/1/2035	1,000	1,031
	Gainesville School District GO	4.000%	11/1/2036	1,000	1,027
	Georgia GO	5.000%	7/1/2029	10,730	11,551
	Georgia GO	5.000%	1/1/2031	11,165	12,357
	Georgia GO	4.000%	2/1/2031	2,765	2,768
	Georgia GO	5.000%	7/1/2031	10,955	11,528
	Georgia GO	5.000%	1/1/2032	14,420	16,210
	Georgia GO	4.000%	2/1/2032	4,000	4,003
	Georgia GO	3.000%	2/1/2034	21,780	21,421
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2044	4,195	4,262
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2029	1,140	1,205
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2030	1,225	1,293
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2031	1,385	1,459
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2032	1,450	1,525
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2033	1,200	1,260
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2034	2,295	2,405
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2035	925	967
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2036	1,145	1,194
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2037	1,115	1,160
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2038	1,150	1,194
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2033	2,000	2,040
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2035	2,305	2,334
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2036	1,000	1,008
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2037	1,500	1,507
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/2038	710	614
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/2039	730	617
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/2040	500	409
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2029	500	518
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2031	890	920
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2031	1,655	1,725
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2032	750	774
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2032	600	624
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2033	800	825
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2033	500	520
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	9,000	9,339
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	2,560	2,656
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2035	2,225	2,286
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2035	725	751
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2035	340	377
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2036	1,300	1,333
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2036	2,055	2,124
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2036	660	728
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2036	650	717
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2037	1,350	1,382
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2037	2,420	2,497
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2037	545	598
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2038	1,455	1,487
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2038	2,355	2,426
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2038	1,480	1,595
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2038	750	819
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2038	500	546
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2039	2,100	2,160
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2039	1,620	1,739
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2039	620	674
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2040	1,200	1,283
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2040	1,000	1,083
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2040	700	758
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2041	1,055	1,138
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2041	1,170	1,262

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2042	1,360	1,442
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2042	1,000	1,073
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2042	1,275	1,369
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2043	1,010	1,079
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2043	1,000	1,068
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2029	90	90
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2035	1,250	1,347
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2036	3,330	3,573
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2039	1,560	1,561
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2040	1,250	1,236
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	7,365	7,951
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	4,000	4,297
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	5,840	6,074
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	565	579
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	4,365	4,368
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	12,110	12,117
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2035	1,800	1,756
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2036	1,325	1,279
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2037	750	717
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2038	2,250	2,127
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	500	509
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2032	1,000	1,016
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2034	1,250	1,269
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2036	2,300	2,332
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2037	2,100	2,127
	Gwinnett County School District GO	5.000%	8/1/2027	15,615	16,092
	Gwinnett County School District GO	5.000%	2/1/2039	15,000	15,713
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/2030	5,375	5,411
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/2034	10,000	10,067
	Jackson County GA School District GO	5.000%	3/1/2036	3,000	3,432
	Jackson County GA School District GO	5.000%	3/1/2037	4,870	5,534
	Jackson County GA School District GO	5.000%	3/1/2038	5,000	5,648
	Jackson County GA School District GO	5.000%	3/1/2039	5,000	5,616
	Jackson County GA School District GO	5.000%	3/1/2040	2,400	2,680
	Jackson County GA School District GO	5.000%	3/1/2041	1,500	1,663
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2028	835	852
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/2042	1,265	1,280
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	12/1/2033	35,000	36,822
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2029	4,000	4,180
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2032	850	910
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2033	1,050	1,086
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2035	2,770	2,988
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2036	7,055	7,631
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2037	2,335	2,522
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2038	2,615	2,818
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	19,500	19,752
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	122,875	124,618
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	94,245	98,144
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	57,085	57,978
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	146,450	154,825
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	138,205	146,349
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	51,550	54,385
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	8,840	9,405
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	111,445	118,869
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	83,485	89,428
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	211,610	223,962
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	83,560	89,898
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	100,190	107,648
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	105,345	111,505
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2037	3,730	3,450
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2037	8,000	7,400
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2038	4,335	3,949
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2039	2,000	1,794
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2039	2,055	1,843
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2039	1,000	1,105
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2040	3,000	2,649
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2041	4,000	3,476
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2042	1,000	852
[9]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, ETM	5.250%	7/1/2026	4,810	4,830
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	5,310	5,329

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2029	450	481
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2030	700	762
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2032	700	771
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2033	850	933
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2034	1,000	1,094
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2035	2,100	2,288
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/2036	1,000	1,016
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/2037	2,300	2,326
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	5,135	5,211
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	9,705	10,998
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	1,750	1,695
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	1,565	1,644
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/2031	475	508
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/2032	400	430
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	1,675	1,792
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	10,755	12,089
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/2033	550	590
[5]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	55,000	62,305
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	5,465	6,210
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2034	400	407
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2035	500	508
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2036	12,410	14,286
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2037	11,555	13,215
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2038	115	115
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2039	11,480	12,116
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2039	10,000	11,501
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2040	8,545	9,773
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2041	20,710	23,552
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	6,820	7,703
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2043	10,000	11,217
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2044	6,560	7,296
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2045	5,310	5,853
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2029	350	372
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2030	125	134
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2032	150	163
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2038	1,400	1,410
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2039	1,300	1,304
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2041	1,650	1,634
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2035	2,125	2,146
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2038	2,395	2,384
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	250	249
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2028	3,250	3,412
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2029	4,290	4,592
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2030	3,000	3,257
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2031	7,000	7,671
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,300	2,524
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,300	2,488
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/2032	1,055	1,127
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/2035	1,265	1,341
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	4.000%	10/1/2038	675	679
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	830	858
					2,694,003
Guam (0.2%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2030	100	106
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2031	100	107
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2032	100	107

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2033	100	108
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2034	100	108
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2035	150	163
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2037	100	107
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2038	125	133
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2039	125	133
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2040	100	105
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2041	150	157
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2042	100	104
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	100	104
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2026	750	752
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2027	600	612
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2028	1,000	1,021
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	2,065	2,107
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	1,000	1,054
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	1,250	1,334
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,000	1,079
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,330	1,435
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	1,325	1,443
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	3,000	3,268
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	185	201
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	2,000	2,193
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	3,100	3,399
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	365	400
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	1,475	1,628
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	1,800	1,987
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	390	430
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2035	1,600	1,761
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2035	305	338
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	2,450	2,661
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	180	197
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	2,350	2,534
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	625	679
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	665	720
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2039	680	746
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2040	1,875	2,041
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	1,640	1,766
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2042	595	639
Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	745	809
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2044	1,000	1,038
Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2044	600	647
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2045	1,250	1,289
Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2045	795	852
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2028	750	781
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2029	750	791
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2030	625	667
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2035	2,000	2,097
Guam Income Tax Revenue	5.000%	12/1/2031	4,000	4,026
Guam Income Tax Revenue	5.000%	12/1/2034	750	754
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	625	661
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	850	898
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	1,375	1,470
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	875	934
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2032	1,615	1,740
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2033	2,485	2,696
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2034	3,400	3,708
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2035	2,485	2,719
Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	3,650	3,626
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2036	2,085	2,266
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2037	1,585	1,740
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	2,365	2,581
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2039	1,000	1,085
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2040	1,000	1,080
Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	6,000	5,792
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	1,225	1,233
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	2,080	2,093
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	1,230	1,257
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	3,795	3,879
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	5,165	5,280
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	3,615	3,747

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	5,425	5,543
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	4,440	4,662
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	500	525
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	5,695	5,814
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	7,520	7,971
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	9,775	10,449
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	1,000	1,069
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	5,380	5,482
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	3,570	3,846
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	4,250	4,558
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	1,675	1,812
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	1,825	1,855
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	3,945	4,226
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	750	815
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2035	2,690	2,732
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2035	1,350	1,443
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	3,815	3,869
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	500	542
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	5,000	5,065
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	110	118
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2039	365	390
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	375	391
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2042	985	1,036
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	1,685	1,741
				180,157
Hawaii (0.5%)
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2035	16,565	16,954
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2036	27,670	28,215
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2037	4,505	4,578
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2038	25,000	25,329
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2039	15,000	15,153
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2041	1,690	1,887
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2041	3,300	3,684
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2042	1,890	2,096
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2042	3,500	3,881
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2043	2,000	2,202
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2043	3,000	3,304
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2044	3,500	3,822
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2044	3,250	3,549
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2045	3,500	3,788
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2045	3,250	3,518
Hawaii County HI GO	5.000%	9/1/2041	790	881
Hawaii County HI GO	5.000%	9/1/2042	1,000	1,106
Hawaii County HI GO	5.000%	9/1/2043	1,500	1,651
Hawaii County HI GO	5.000%	9/1/2044	1,150	1,254
Hawaii County HI GO	5.250%	9/1/2045	1,000	1,104
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	5,695	6,329
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	4,325	4,779
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	6,320	6,936
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	7,500	8,140
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,315	3,571
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,240	2,398
Hawaii GO	4.000%	4/1/2030	2,190	2,192
Hawaii GO	4.000%	5/1/2030	13,815	13,999
Hawaii GO	4.000%	10/1/2030	1,885	1,893
Hawaii GO	4.000%	4/1/2031	1,410	1,412
Hawaii GO	4.000%	10/1/2031	5,000	5,018
Hawaii GO	4.000%	10/1/2032	2,000	2,007
Hawaii GO	5.000%	1/1/2033	10,750	11,139
Hawaii GO	5.000%	1/1/2034	8,745	9,051
Hawaii GO	5.000%	1/1/2036	22,430	23,143
Hawaii GO	5.000%	1/1/2036	13,000	13,650
Hawaii GO	5.000%	1/1/2038	2,480	2,593
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/2036	1,000	1,019
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/2038	1,305	1,322
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	1,750	1,785
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	9,195	9,814
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/2037	640	599
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/2038	1,945	1,787

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/2041	2,130	1,889
	Honolulu HI City & County GO	4.000%	7/1/2034	1,405	1,449
	Honolulu HI City & County GO	5.000%	9/1/2034	8,035	8,238
	Honolulu HI City & County GO	3.000%	7/1/2037	1,995	1,867
	Honolulu HI City & County GO	3.000%	7/1/2037	2,030	1,899
	Honolulu HI City & County GO	4.000%	7/1/2039	2,560	2,589
	Honolulu HI City & County GO	5.000%	7/1/2039	1,000	1,103
	Honolulu HI City & County GO	4.000%	7/1/2040	1,000	1,009
	Honolulu HI City & County GO	5.000%	7/1/2040	605	665
	Honolulu HI City & County GO	5.000%	9/1/2040	4,830	4,992
	Honolulu HI City & County GO	5.000%	7/1/2041	1,000	1,099
	Honolulu HI City & County GO	5.000%	7/1/2041	890	989
	Honolulu HI City & County GO	5.000%	7/1/2042	1,000	1,093
	Honolulu HI City & County GO	5.000%	7/1/2042	650	718
	Honolulu HI City & County GO	5.000%	7/1/2043	1,000	1,087
	Honolulu HI City & County GO	5.000%	7/1/2045	1,000	1,078
	Honolulu HI City & County GO	5.000%	7/1/2048	1,870	1,970
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	4,170	4,176
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2032	6,775	7,624
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2033	7,605	8,658
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2034	3,575	4,110
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2035	8,020	8,181
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2035	8,250	9,550
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2036	3,000	3,093
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2036	5,275	6,044
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	3,315	3,773
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2038	14,000	15,840
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2040	2,000	2,188
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2043	4,920	5,375
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2044	6,425	6,966
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2046	1,900	2,082
	Kauai County Community Facilities District Special Tax Revenue (Kukui'ula Development Project)	4.375%	5/15/2042	4,000	4,006
	Maui County HI GO	2.000%	3/1/2039	2,365	1,847
	Maui County HI GO	2.000%	3/1/2040	2,425	1,832
	Maui County HI GO	2.000%	3/1/2041	1,485	1,098
	University of Hawaii College & University Revenue	3.000%	10/1/2034	3,535	3,392
	University of Hawaii College & University Revenue	4.000%	10/1/2035	1,845	1,894
	University of Hawaii College & University Revenue	3.000%	10/1/2036	2,845	2,680
					400,675
Idaho (0.2%)
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/2039	1,265	1,352
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2039	750	820
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2040	2,550	2,781
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2042	2,175	2,354
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2043	1,000	1,076
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2028	4,060	4,221
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2029	4,810	5,053
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2030	4,525	4,743
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2041	4,200	4,574
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2043	2,955	3,177
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2044	7,505	8,004
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	14,180	15,443
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2035	23,555	26,182
[6]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO (St. Luke'S Health System Project)	3.500%	5/1/2026	2,900	2,900
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/2034	4,425	4,427
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2036	1,000	1,019
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2037	1,250	1,268
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2027	5,655	5,817
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2040	3,420	3,843
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2041	2,900	3,239
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2042	2,920	3,239
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2043	2,380	2,622
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2044	3,040	3,318
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2045	3,250	3,510
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	5.500%	1/1/2053	14,735	15,763
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/2054	11,255	12,353
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.250%	1/1/2056	5,650	6,364

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	14,000	15,535
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	8,710	9,920
[2]	University of Idaho College & University Revenue	5.000%	4/1/2034	1,735	1,856
[2]	University of Idaho College & University Revenue	5.000%	4/1/2036	1,915	2,038
[2]	University of Idaho College & University Revenue	5.000%	4/1/2038	1,000	1,059
[2]	University of Idaho College & University Revenue	4.000%	4/1/2040	1,150	1,154
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2036	1,170	1,325
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2037	1,125	1,266
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.250%	4/1/2041	1,250	1,398
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.250%	4/1/2042	1,000	1,111
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2044	2,000	2,226
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2045	1,000	1,104
					189,454
Illinois (6.1%)
[1]	Adams County School District No. 172 GO	5.000%	2/1/2029	130	137
[1]	Adams County School District No. 172 GO	5.000%	2/1/2030	150	161
[1]	Adams County School District No. 172 GO	5.000%	2/1/2039	835	914
[1]	Adams County School District No. 172 GO	5.000%	2/1/2040	850	926
	Aurora IL GO	5.000%	12/30/2043	4,685	4,990
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/2028	1,085	1,095
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/2029	2,734	2,756
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/2033	2,100	2,172
	Champaign IL GO	5.000%	12/15/2039	1,530	1,658
	Champaign IL GO	5.000%	12/15/2040	1,090	1,176
	Chicago Board of Education (Series 2015C Bonds Project) GO	5.250%	12/1/2035	2,430	2,420
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2033	1,700	1,867
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	9,505	9,642
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2034	2,000	2,187
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2034	8,070	8,181
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2035	5,805	6,315
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2035	2,320	2,350
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2036	4,105	4,440
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	11,500	11,679
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2037	9,775	10,518
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2038	5,035	5,317
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2039	2,750	2,932
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2040	4,100	4,353
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2041	6,025	6,273
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2042	5,270	5,630
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2043	6,190	6,578
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2033	1,700	1,733
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2034	1,535	1,561
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2035	1,615	1,639
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2037	1,535	1,551
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2038	1,700	1,715
[9]	Chicago Board of Education GO	0.000%	12/1/2026	5,990	5,869
[1]	Chicago Board of Education GO	5.000%	12/1/2026	3,560	3,599
	Chicago Board of Education GO	5.000%	12/1/2026	4,340	4,361
	Chicago Board of Education GO	5.000%	12/1/2026	5,000	5,024
	Chicago Board of Education GO	0.000%	12/1/2027	1,290	1,220
	Chicago Board of Education GO	4.000%	12/1/2027	7,175	7,184
[1]	Chicago Board of Education GO	5.000%	12/1/2027	2,750	2,828
	Chicago Board of Education GO	5.000%	12/1/2027	1,000	1,013
	Chicago Board of Education GO	5.000%	12/1/2027	1,625	1,647
[1]	Chicago Board of Education GO	5.000%	12/1/2027	6,060	6,232
[9]	Chicago Board of Education GO	0.000%	12/1/2028	10,685	9,748
[9]	Chicago Board of Education GO	0.000%	12/1/2028	4,530	4,133
[1]	Chicago Board of Education GO	5.000%	12/1/2028	4,250	4,442
	Chicago Board of Education GO	5.000%	12/1/2028	11,100	11,325
	Chicago Board of Education GO	5.000%	12/1/2028	4,000	4,081
[9]	Chicago Board of Education GO	0.000%	12/1/2029	465	408
[9]	Chicago Board of Education GO	0.000%	12/1/2029	410	360
[1]	Chicago Board of Education GO	0.000%	12/1/2029	1,165	1,034
[1]	Chicago Board of Education GO	5.000%	12/1/2029	2,500	2,608
	Chicago Board of Education GO	5.000%	12/1/2029	9,625	9,879
	Chicago Board of Education GO	5.000%	12/1/2029	2,200	2,258
[9]	Chicago Board of Education GO	0.000%	12/1/2030	1,610	1,358
[9]	Chicago Board of Education GO	0.000%	12/1/2030	20,775	17,529
[9,14]	Chicago Board of Education GO	0.000%	12/1/2030	12,780	10,783

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/2030	1,180	1,208
[1]	Chicago Board of Education GO	5.000%	12/1/2030	1,500	1,562
	Chicago Board of Education GO	5.000%	12/1/2030	6,750	6,950
	Chicago Board of Education GO	5.000%	12/1/2030	5,535	5,588
[1]	Chicago Board of Education GO	5.000%	12/1/2030	1,040	1,083
[12]	Chicago Board of Education GO	5.500%	12/1/2030	115	122
[9]	Chicago Board of Education GO	0.000%	12/1/2031	23,775	19,225
[9,14]	Chicago Board of Education GO	0.000%	12/1/2031	10,000	8,220
[1]	Chicago Board of Education GO	5.000%	12/1/2031	535	556
	Chicago Board of Education GO	5.000%	12/1/2031	600	611
	Chicago Board of Education GO	5.000%	12/1/2031	1,750	1,796
	Chicago Board of Education GO	5.500%	12/1/2031	16,265	17,296
	Chicago Board of Education GO	5.000%	12/1/2032	1,610	1,641
	Chicago Board of Education GO	5.000%	12/1/2032	10,100	10,340
	Chicago Board of Education GO	5.500%	12/1/2032	5,930	6,341
	Chicago Board of Education GO	5.000%	12/1/2033	2,155	2,200
	Chicago Board of Education GO	5.000%	12/1/2033	9,000	9,289
	Chicago Board of Education GO	5.500%	12/1/2033	3,240	3,477
	Chicago Board of Education GO	5.000%	12/1/2034	700	704
	Chicago Board of Education GO	5.000%	12/1/2034	2,000	2,004
	Chicago Board of Education GO	5.000%	12/1/2034	12,835	13,056
	Chicago Board of Education GO	5.000%	12/1/2034	1,360	1,363
	Chicago Board of Education GO	5.500%	12/1/2034	9,000	9,675
[1]	Chicago Board of Education GO	5.000%	12/1/2035	900	924
	Chicago Board of Education GO	5.000%	12/1/2035	2,750	2,763
	Chicago Board of Education GO	5.000%	12/1/2035	1,000	1,010
	Chicago Board of Education GO	5.250%	12/1/2035	5,500	5,725
	Chicago Board of Education GO	5.500%	12/1/2035	8,940	9,605
	Chicago Board of Education GO	5.000%	12/1/2036	1,000	1,009
	Chicago Board of Education GO	5.250%	12/1/2036	13,845	14,327
	Chicago Board of Education GO	5.500%	12/1/2036	30,000	32,006
	Chicago Board of Education GO	4.000%	12/1/2037	27,630	25,724
	Chicago Board of Education GO	5.500%	12/1/2037	11,650	12,229
	Chicago Board of Education GO	4.000%	12/1/2038	20,000	18,390
	Chicago Board of Education GO	5.000%	12/1/2038	3,000	3,007
	Chicago Board of Education GO	5.500%	12/1/2038	13,985	14,608
	Chicago Board of Education GO	4.000%	12/1/2039	4,000	3,633
	Chicago Board of Education GO	6.000%	12/1/2039	14,275	15,560
	Chicago Board of Education GO	6.000%	12/1/2039	3,500	3,812
	Chicago Board of Education GO	4.000%	12/1/2040	13,425	12,029
	Chicago Board of Education GO	4.000%	12/1/2041	9,425	8,406
	Chicago Board of Education GO	5.000%	12/1/2041	1,100	1,080
	Chicago Board of Education GO	4.000%	12/1/2042	17,250	15,202
	Chicago Board of Education GO	6.000%	12/1/2042	15,220	16,347
	Chicago Board of Education GO	4.000%	12/1/2043	2,000	1,742
	Chicago Board of Education GO	6.000%	12/1/2043	12,225	13,039
	Chicago Board of Education GO	6.000%	12/1/2043	11,295	12,047
	Chicago Board of Education GO	6.000%	12/1/2044	6,205	6,562
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2027	3,765	3,815
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2028	2,000	2,068
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	1,250	1,290
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	1,250	1,286
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2033	1,885	1,932
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2034	4,205	4,315
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2036	6,140	6,281
	Chicago IL (Housing & Economic Development Projects) GO	5.500%	1/1/2040	800	843
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2042	1,475	1,622
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2045	1,760	1,893
	Chicago IL GO	5.000%	1/1/2027	6,555	6,605
	Chicago IL GO	5.000%	1/1/2028	5,125	5,224
	Chicago IL GO	5.000%	1/1/2028	5,440	5,545
	Chicago IL GO	5.000%	1/1/2029	3,000	3,084
	Chicago IL GO	5.000%	1/1/2029	26,350	27,089
	Chicago IL GO	5.000%	1/1/2030	9,540	9,876
[9]	Chicago IL GO	0.000%	1/1/2031	875	738
	Chicago IL GO	5.000%	1/1/2031	1,300	1,341
	Chicago IL GO	5.000%	1/1/2031	9,120	9,477
	Chicago IL GO	4.000%	1/1/2032	6,990	6,920
	Chicago IL GO	5.000%	1/1/2032	800	823
	Chicago IL GO	5.000%	1/1/2032	3,680	3,836

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	4.000%	1/1/2033	1,525	1,500
	Chicago IL GO	5.000%	1/1/2033	1,500	1,549
	Chicago IL GO	5.000%	1/1/2033	1,000	1,039
	Chicago IL GO	5.000%	1/1/2033	37,210	38,864
	Chicago IL GO	5.000%	1/1/2034	5,290	5,473
	Chicago IL GO	5.000%	1/1/2034	20,585	21,513
	Chicago IL GO	4.000%	1/1/2035	1,060	1,025
	Chicago IL GO	4.000%	1/1/2035	16,790	16,230
	Chicago IL GO	4.000%	1/1/2035	1,285	1,242
	Chicago IL GO	5.000%	1/1/2035	2,315	2,386
	Chicago IL GO	5.000%	1/1/2035	6,000	6,267
	Chicago IL GO	5.500%	1/1/2035	7,000	7,195
	Chicago IL GO	4.000%	1/1/2036	2,570	2,456
	Chicago IL GO	4.000%	1/1/2037	1,461	1,379
	Chicago IL GO	4.000%	1/1/2038	6,228	5,803
	Chicago IL GO	5.250%	1/1/2038	1,250	1,289
	Chicago IL GO	5.250%	1/1/2038	8,110	8,366
[9]	Chicago IL GO	0.000%	1/1/2039	25,420	14,500
	Chicago IL GO	5.500%	1/1/2039	13,500	14,052
	Chicago IL GO	5.500%	1/1/2039	7,190	7,484
	Chicago IL GO	5.000%	1/1/2040	520	521
	Chicago IL GO	5.500%	1/1/2040	1,000	1,037
	Chicago IL GO	5.000%	1/1/2041	6,375	6,410
	Chicago IL GO	5.000%	1/1/2041	3,080	3,101
	Chicago IL GO	5.500%	1/1/2041	5,350	5,593
	Chicago IL GO	5.500%	1/1/2041	10,000	10,454
	Chicago IL GO	6.000%	1/1/2042	2,000	2,199
	Chicago IL GO	5.000%	1/1/2043	34,580	34,252
	Chicago IL GO	5.500%	1/1/2043	500	508
	Chicago IL GO	4.000%	1/1/2044	1,333	1,137
	Chicago IL GO	5.000%	1/1/2044	500	488
	Chicago IL GO	5.000%	1/1/2044	38,525	37,635
	Chicago IL GO	6.000%	1/1/2044	1,670	1,810
	Chicago IL GO	5.000%	1/1/2045	22,895	22,062
	Chicago IL GO	6.000%	1/1/2045	1,195	1,285
[2]	Chicago IL GO	6.000%	1/1/2046	9,000	9,861
	Chicago IL GO, ETM	5.000%	1/1/2027	2,445	2,481
	Chicago IL GO, ETM	5.000%	1/1/2028	875	908
	Chicago IL GO, ETM	5.000%	1/1/2028	2,560	2,656
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2027	2,545	2,582
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	3,330	3,378
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	9,030	9,160
[9]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/2030	13,495	14,187
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2035	3,350	3,686
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2038	1,000	1,090
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2039	2,000	2,170
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2041	1,000	1,081
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2042	2,545	2,740
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2043	2,500	2,681
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2044	2,000	2,129
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	7,050	7,273
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	2,040	2,211
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	5,000	5,504
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,765	1,936
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	5,155	5,717
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	3,170	3,514
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2033	1,000	1,104
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2033	10,000	11,181
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	3,000	3,075
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	1,000	1,086
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	10,000	10,979
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2038	1,500	1,533
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2039	1,500	1,611
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/2040	8,930	8,974
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2040	11,250	12,180
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2041	5,720	6,186
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2042	9,000	9,712
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2043	9,000	9,697
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2044	9,000	9,588
[1,5]	Chicago IL Waterworks Water Revenue TOB VRDO	3.620%	5/1/2026	2,000	2,000

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	3,000	3,394
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	3,000	3,372
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	4,000	4,469
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	4,635	5,149
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	5,000	5,480
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2042	5,100	5,546
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2043	7,820	8,442
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	32,400	32,887
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	1,215	1,233
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	1,035	1,052
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	2,010	2,042
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	2,560	2,716
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	6,000	6,366
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,545	1,569
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	900	971
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	2,500	2,697
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	9,850	10,787
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	10,890	12,089
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	9,370	10,523
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	23,500	25,046
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	6,200	6,608
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	8,390	9,514
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	35,915	36,437
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	5,000	5,073
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	6,200	6,589
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	17,000	17,162
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	5,780	5,835
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	3,000	3,149
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	1,300	1,415
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	1,000	1,094
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	14,500	14,572
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	10,000	10,156
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	12,790	13,007
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	3,035	3,173
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	1,330	1,447
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	3,000	3,129
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	5,000	5,397
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	2,285	2,474
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	2,750	3,030
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	7,000	7,526
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	2,100	2,302
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	20,000	22,382
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2039	1,195	1,303
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2040	1,850	2,017
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	2,500	2,707
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	12,135	13,392
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2041	1,955	2,109
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2042	5,000	4,905
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2042	3,725	4,011
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	1,470	1,576
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2043	15,630	15,188
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2043	3,590	3,843
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2043	7,250	7,861
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2043	1,660	1,772
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	2,715	2,598
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2044	5,325	5,725
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2044	4,250	4,600
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2045	5,145	5,483
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2046	4,000	4,225
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	21,000	21,657
	Chicago Park District GO	5.000%	1/1/2027	2,085	2,115
	Chicago Park District GO	5.000%	1/1/2027	1,000	1,015
	Chicago Park District GO	5.000%	1/1/2028	1,420	1,472
	Chicago Park District GO	5.000%	1/1/2028	1,140	1,182
[2]	Chicago Park District GO	5.000%	1/1/2030	4,500	4,663
	Chicago Park District GO	4.000%	1/1/2031	1,250	1,282
	Chicago Park District GO	4.000%	1/1/2031	505	519
[2]	Chicago Park District GO	5.000%	1/1/2031	5,570	5,770
[2]	Chicago Park District GO	5.000%	1/1/2031	1,600	1,657
[2]	Chicago Park District GO	5.000%	1/1/2032	5,545	5,739

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Chicago Park District GO	5.000%	1/1/2032	5,000	5,174
[2]	Chicago Park District GO	5.000%	1/1/2032	1,750	1,881
[2]	Chicago Park District GO	5.000%	1/1/2033	1,720	1,778
[2]	Chicago Park District GO	5.000%	1/1/2033	5,140	5,313
[2]	Chicago Park District GO	5.000%	1/1/2033	2,620	2,708
[2]	Chicago Park District GO	5.000%	1/1/2033	3,455	3,703
[2]	Chicago Park District GO	4.000%	1/1/2034	1,375	1,399
[2]	Chicago Park District GO	5.000%	1/1/2034	1,640	1,693
[2]	Chicago Park District GO	4.000%	1/1/2035	2,240	2,268
	Chicago Park District GO	4.000%	1/1/2035	5,000	5,043
[2]	Chicago Park District GO	5.000%	1/1/2035	1,775	1,829
[2]	Chicago Park District GO	5.000%	1/1/2035	2,715	2,893
	Chicago Park District GO	4.000%	1/1/2036	1,000	1,004
[2]	Chicago Park District GO	4.000%	1/1/2036	1,500	1,513
[2]	Chicago Park District GO	5.000%	1/1/2037	1,000	1,058
	Chicago Park District GO	5.000%	1/1/2038	400	437
	Chicago Park District GO	5.000%	1/1/2038	4,000	4,373
[2]	Chicago Park District GO	5.000%	1/1/2039	2,000	2,103
	Chicago Park District GO	5.000%	1/1/2039	1,400	1,494
	Chicago Park District GO	5.000%	1/1/2039	1,000	1,088
	Chicago Park District GO	5.000%	1/1/2040	1,000	1,063
	Chicago Park District GO	5.000%	1/1/2040	650	704
	Chicago Park District GO	5.000%	1/1/2041	3,370	3,565
	Chicago Park District GO	5.000%	1/1/2041	650	699
[2]	Chicago Park District GO	4.000%	1/1/2042	4,595	4,463
	Chicago Park District GO	5.000%	1/1/2042	400	428
	Chicago Park District GO	5.000%	1/1/2043	480	510
	Chicago Park District GO	5.000%	1/1/2044	500	527
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	2,075	2,078
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	1,035	1,036
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2030	100	109
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2032	460	514
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2041	4,000	4,380
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2042	11,805	12,771
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2042	3,625	3,963
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	19,440	20,898
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	2,250	2,444
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2044	22,760	24,294
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	1,550	1,658
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	325	343
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2029	1,000	1,070
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2030	1,205	1,307
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2031	1,515	1,662
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2032	1,895	2,099
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2033	2,750	3,069
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2034	2,000	2,218
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2035	2,000	2,204
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2036	2,370	2,596
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2037	1,500	1,634
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2038	2,000	2,168
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2039	2,500	2,697
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2040	4,400	4,724
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2042	5,885	6,268
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2043	2,220	2,351
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	5.000%	12/1/2043	500	537
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	5.000%	12/1/2044	600	642
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2036	575	638
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2037	1,250	1,380
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2038	750	824
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2039	750	820
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2040	875	952
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2041	800	865
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2040	2,670	2,735
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2041	2,780	2,816
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2042	2,895	2,922
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2043	3,015	3,022
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2044	2,855	2,816
[1]	Cook County IL GO	5.000%	11/15/2026	2,500	2,532
	Cook County IL GO	5.000%	11/15/2031	2,000	2,021
	Cook County IL GO	5.000%	11/15/2032	1,615	1,743

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL GO	5.000%	11/15/2033	1,390	1,495
	Cook County IL GO	5.000%	11/15/2033	1,425	1,576
	Cook County IL GO	5.000%	11/15/2034	1,180	1,191
	Cook County IL GO	5.000%	11/15/2035	1,025	1,034
	Cook County IL Sales Tax Revenue	5.000%	11/15/2027	750	776
	Cook County IL Sales Tax Revenue	5.000%	11/15/2028	1,000	1,055
	Cook County IL Sales Tax Revenue	5.000%	11/15/2030	320	349
	Cook County IL Sales Tax Revenue	5.000%	11/15/2031	630	697
	Cook County IL Sales Tax Revenue	5.000%	11/15/2031	750	830
	Cook County IL Sales Tax Revenue	5.000%	11/15/2032	350	392
	Cook County IL Sales Tax Revenue	5.000%	11/15/2033	3,150	3,244
	Cook County IL Sales Tax Revenue	5.000%	11/15/2038	3,920	4,160
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	2,000	1,970
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	2,750	2,691
	Cook County IL Sales Tax Revenue	5.000%	11/15/2041	1,745	1,866
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	1,600	1,699
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	3,250	3,451
	Cook County IL Sales Tax Revenue	5.000%	11/15/2043	2,500	2,639
	Cook County IL Sales Tax Revenue	5.000%	11/15/2043	2,250	2,411
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	1,950	2,044
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	5,610	5,959
	Cook County IL Sales Tax Revenue	5.000%	11/15/2045	2,000	2,105
	Cook County IL Sales Tax Sales Tax Revenue	5.000%	11/15/2037	1,720	1,874
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2036	575	635
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2040	385	419
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2041	470	507
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2042	800	856
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2044	1,375	1,445
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2045	1,100	1,149
	Cook County School District No. 25 Arlington Heights GO	4.000%	12/15/2040	1,570	1,600
	Cook County School District No. 57 Mount Prospect GO	5.000%	12/1/2044	2,410	2,542
	Cook County School District No. 57 Mount Prospect GO	5.000%	12/1/2046	5,190	5,405
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2032	1,255	1,220
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2033	1,280	1,237
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2035	1,000	936
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2038	720	649
[2]	Cook County School District No. 99 Cicero GO	4.000%	12/1/2028	1,170	1,202
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2032	2,860	2,821
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2033	14,620	14,190
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2034	15,405	14,749
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2035	13,720	12,938
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2036	17,065	15,940
[5,6]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.900%	5/1/2026	23,448	23,448
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2041	10,570	11,380
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2042	9,425	10,141
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2043	10,445	11,158
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	4.000%	1/15/2034	2,815	2,845
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	4.000%	1/15/2041	6,385	6,306
	DuPage County Forest Preserve District GO	5.000%	11/1/2032	655	737
	DuPage County Forest Preserve District GO	5.000%	11/1/2033	900	1,024
	DuPage County School District No. 58 Downers Grove GO	5.250%	12/15/2040	4,650	5,112
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2041	3,500	3,975
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2042	7,500	8,463
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2043	7,035	7,882
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2044	10,000	11,125
	Elmhurst Park District GO	5.000%	12/15/2040	500	551
	Elmhurst Park District GO	5.000%	12/15/2041	250	272
	Elmhurst Park District GO	5.000%	12/15/2042	1,000	1,084
	Elmhurst Park District GO	5.000%	12/15/2043	1,160	1,249
	Elmhurst Park District GO	5.000%	12/15/2044	1,275	1,365
[5]	Elwood IL GO	6.250%	3/1/2044	12,045	12,985
	Evanston IL GO	3.500%	12/1/2038	2,000	1,982
[2]	Evanston IL GO	3.500%	12/1/2039	2,000	1,979
	Grundy & Will Counties Community Unit School District No. 1 Coal City GO	5.000%	2/1/2043	2,180	2,304
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2032	1,000	1,119
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2033	925	1,033
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2034	685	760
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2034	10,355	10,427
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2043	13,895	13,061
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.850%	3/1/2030	970	958

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/1/2026	5,700	5,700
[6]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/1/2026	2,000	2,000
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2028	1,130	1,129
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2029	600	599
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2029	2,030	2,046
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2029	580	571
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2030	700	697
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2030	1,010	1,018
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2030	500	488
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2031	860	833
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	9,000	9,987
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2032	525	475
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2033	350	311
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	6,500	7,359
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2034	1,100	1,081
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2034	1,320	1,294
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2035	2,500	2,247
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2036	1,000	1,004
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2036	2,750	2,697
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2038	3,000	3,373
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	230	188
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2039	1,250	1,398
	Illinois Finance Authority College & University Revenue	5.500%	10/1/2039	1,050	1,099
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2041	1,000	1,107
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2042	1,250	1,375
	Illinois Finance Authority College & University Revenue	5.500%	10/1/2042	1,300	1,336
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2043	2,375	2,597
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2044	1,300	1,411
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2045	1,600	1,723
	Illinois Finance Authority College & University Revenue (Bradley University Project)	4.000%	8/1/2041	2,000	1,822
	Illinois Finance Authority College & University Revenue (Bradley University Project)	4.000%	8/1/2043	2,125	1,900
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,020	1,021
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	16,500	16,769
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2027	645	645
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	13,750	13,977
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	610	632
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,250	1,255
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	7,900	7,907
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,920	1,946
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,000	1,046
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	2,250	2,331
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,000	1,045
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	2,055	2,062
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	1,550	1,570
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	490	518
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,300	2,303
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	1,000	1,043
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	3,455	3,588
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	470	500
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2030	2,555	2,562
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	14,445	15,416
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	10,000	10,146
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.650%	5/1/2031	670	668
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	515	549
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	2,190	2,190
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,000	1,042
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	524
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	215	230
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	2,065	2,069
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2031	6,805	6,811
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	10,000	10,140
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,725	1,807
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	2,000	2,002
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2032	10,000	10,009
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2033	525	527
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	2,155	2,183
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	2,300	2,405
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	500	521
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	3,955	3,962
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	650	712

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2034	1,325	1,275
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	2,000	2,142
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	670	734
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	17,470	19,165
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	3,500	3,506
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2035	600	586
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2035	1,375	1,506
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	5,585	5,635
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	850	881
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	705	773
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2036	540	541
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	7,605	7,890
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2036	470	514
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	5,810	5,816
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	7,750	8,536
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	740	808
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	7,380	7,638
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	2,000	2,014
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	4,000	3,980
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	2,500	2,505
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,000	984
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	4,650	4,596
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	6,285	6,209
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	2,375	2,335
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	3,850	4,112
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	5,640	5,491
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	1,675	1,614
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	5,000	5,318
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	5,000	5,396
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2040	5,200	4,550
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	2,465	2,361
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	12,925	13,699
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	5,545	5,234
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	5	5
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	14,630	14,742
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	1,000	1,079
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	800	784
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	7,065	6,885
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,000	960
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,750	1,677
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	14,810	15,633
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	775	830
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	5,000	4,851
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2042	4,220	4,299
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	655	697
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2043	7,640	7,323
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2044	1,000	1,055
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2045	2,250	2,353
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2046	1,900	1,970
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	11/1/2046	1,855	1,853
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2047	11,100	11,304
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	14,385	14,397
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	3,515	3,585
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	2,515	2,668
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	13,970	15,198
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	5,405	6,048
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	22,135	24,755
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.470%	5/1/2026	8,380	8,380
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/1/2026	5,700	5,700
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/1/2026	2,960	2,960
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	5,100	5,118
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	5,500	5,520
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	2,500	2,509
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2027	5,000	5,073
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2027	6,430	6,524
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2027	6,500	6,595
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/2027	1,275	1,287
[5]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2034	625	654
[5]	Illinois Finance Authority Industrial Revenue	5.250%	10/1/2039	1,500	1,585
[5]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2044	3,520	3,547

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority Water Revenue	5.000%	1/1/2028	1,420	1,478
Illinois Finance Authority Water Revenue	5.000%	1/1/2029	585	622
Illinois Finance Authority Water Revenue	5.000%	1/1/2030	250	271
Illinois Finance Authority Water Revenue	5.000%	1/1/2031	1,485	1,633
Illinois Finance Authority Water Revenue	5.000%	1/1/2032	910	1,015
Illinois Finance Authority Water Revenue	5.000%	1/1/2033	2,725	3,078
Illinois Finance Authority Water Revenue	5.000%	1/1/2033	5,035	5,687
Illinois Finance Authority Water Revenue	5.000%	1/1/2033	2,000	2,259
Illinois Finance Authority Water Revenue	5.000%	1/1/2034	8,265	9,421
Illinois Finance Authority Water Revenue	5.000%	7/1/2034	1,060	1,125
Illinois Finance Authority Water Revenue	5.000%	1/1/2035	2,250	2,585
Illinois Finance Authority Water Revenue	5.000%	1/1/2035	6,310	7,250
Illinois Finance Authority Water Revenue	5.000%	1/1/2036	2,405	2,757
Illinois Finance Authority Water Revenue	5.000%	1/1/2036	5,290	6,064
Illinois Finance Authority Water Revenue	5.000%	1/1/2036	1,000	1,146
Illinois Finance Authority Water Revenue	4.000%	7/1/2038	1,335	1,351
Illinois Finance Authority Water Revenue	4.000%	7/1/2039	15,500	15,636
Illinois Finance Authority Water Revenue	4.000%	7/1/2040	6,020	6,055
Illinois Finance Authority Water Revenue	4.000%	7/1/2041	8,640	8,677
Illinois Finance Authority Water Revenue	5.000%	7/1/2041	7,500	8,323
Illinois Finance Authority Water Revenue	5.000%	7/1/2042	3,985	4,392
Illinois Finance Authority Water Revenue	5.000%	7/1/2043	2,010	2,195
Illinois Finance Authority Water Revenue	5.000%	7/1/2044	1,500	1,626
Illinois GO	5.000%	1/1/2027	7,500	7,519
Illinois GO	5.000%	7/1/2027	19,050	19,505
Illinois GO	5.000%	9/1/2027	3,775	3,880
Illinois GO	5.000%	10/1/2027	2,690	2,770
Illinois GO	5.000%	11/1/2027	1,725	1,743
Illinois GO	5.000%	11/1/2027	5,330	5,497
Illinois GO	5.000%	12/1/2027	10,560	10,908
Illinois GO	5.000%	2/1/2028	11,305	11,484
Illinois GO	5.000%	10/1/2028	4,000	4,197
Illinois GO	5.000%	11/1/2028	42,580	43,897
Illinois GO	5.000%	11/1/2028	1,195	1,256
Illinois GO	5.000%	1/1/2029	4,055	4,061
Illinois GO	5.000%	2/1/2029	3,400	3,589
Illinois GO	5.000%	5/1/2029	10,000	10,602
Illinois GO	5.000%	5/1/2029	5,000	5,301
Illinois GO	5.000%	5/1/2029	2,475	2,624
Illinois GO	5.000%	10/1/2029	4,000	4,190
Illinois GO	5.000%	11/1/2029	18,795	19,370
Illinois GO	5.000%	1/1/2030	8,000	8,012
Illinois GO	5.000%	2/1/2030	18,025	19,342
Illinois GO	5.000%	5/1/2030	18,380	19,792
Illinois GO	5.000%	5/1/2030	2,420	2,606
Illinois GO	5.000%	10/1/2030	3,000	3,137
Illinois GO	5.000%	2/1/2031	4,185	4,547
Illinois GO	5.000%	5/1/2031	34,015	37,059
Illinois GO	5.000%	5/1/2031	15,000	16,342
Illinois GO	5.000%	5/1/2031	2,500	2,724
Illinois GO	3.500%	6/1/2031	1,480	1,480
Illinois GO	5.000%	10/1/2031	2,000	2,156
Illinois GO	5.000%	10/1/2031	4,000	4,377
Illinois GO	5.000%	2/1/2032	6,750	7,409
Illinois GO	5.000%	5/1/2032	24,500	26,963
Illinois GO	5.000%	5/1/2032	10,000	11,005
Illinois GO	4.000%	6/1/2033	5,880	5,881
Illinois GO	5.000%	7/1/2033	7,890	8,643
Illinois GO	4.000%	10/1/2033	7,000	7,090
Illinois GO	5.000%	10/1/2033	10,000	11,137
Illinois GO	5.000%	3/1/2034	2,075	2,231
Illinois GO	5.000%	5/1/2034	3,010	3,104
Illinois GO	5.000%	5/1/2034	11,970	13,057
Illinois GO	5.000%	7/1/2034	11,900	12,994
Illinois GO	4.000%	10/1/2034	8,745	8,824
Illinois GO	5.000%	5/1/2035	3,500	3,602
Illinois GO	5.000%	7/1/2035	15,395	16,708
Illinois GO	4.000%	12/1/2035	9,000	9,026
Illinois GO	5.000%	12/1/2035	3,000	3,070
Illinois GO	5.000%	5/1/2036	4,000	4,311

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	7/1/2036	6,325	6,822
	Illinois GO	4.125%	10/1/2036	9,500	9,545
	Illinois GO	4.000%	7/1/2037	11,985	11,873
	Illinois GO	4.000%	10/1/2037	2,750	2,718
	Illinois GO	4.000%	10/1/2037	6,175	6,103
	Illinois GO	4.000%	3/1/2038	7,275	7,161
	Illinois GO	5.000%	9/1/2038	5,000	5,431
	Illinois GO	4.000%	10/1/2038	3,250	3,181
	Illinois GO	4.000%	10/1/2038	20,000	19,575
	Illinois GO	5.250%	5/1/2039	4,500	4,836
	Illinois GO	5.500%	5/1/2039	5,190	5,510
	Illinois GO	4.000%	10/1/2039	2,545	2,468
	Illinois GO	4.000%	10/1/2039	10,000	9,698
	Illinois GO	4.000%	3/1/2040	4,300	4,156
	Illinois GO	5.250%	5/1/2040	4,305	4,607
	Illinois GO	4.000%	10/1/2040	1,500	1,442
	Illinois GO	4.000%	10/1/2040	1,000	961
	Illinois GO	3.000%	12/1/2040	2,500	2,090
	Illinois GO	5.000%	5/1/2041	3,500	3,733
	Illinois GO	5.250%	5/1/2041	3,000	3,195
	Illinois GO	4.000%	10/1/2041	7,195	6,861
	Illinois GO	5.250%	5/1/2042	5,000	5,300
	Illinois GO	4.000%	10/1/2042	12,895	12,225
	Illinois GO	5.250%	5/1/2043	4,105	4,331
	Illinois GO	5.000%	9/1/2043	20,000	21,056
	Illinois GO	4.000%	10/1/2043	2,235	2,101
[2]	Illinois GO	4.000%	10/1/2043	8,680	8,312
	Illinois GO	5.125%	10/1/2043	7,000	7,341
[2]	Illinois GO	4.000%	10/1/2044	9,950	9,490
	Illinois GO	5.250%	5/1/2045	13,000	13,702
[2]	Illinois GO	4.000%	10/1/2045	8,395	7,868
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.650%	10/1/2037	3,245	3,329
[13]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/2041	4,395	3,448
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	4/1/2042	3,570	3,547
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	10/1/2046	8,500	8,846
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/2049	2,400	2,418
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2050	705	707
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2052	1,410	1,407
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/2052	7,630	7,990
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	10/1/2056	4,575	5,190
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	585	582
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	940	942
[5]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.500%	5/1/2026	7,000	7,000
[5]	Illinois Housing Development Authority Multifamily Local or Guaranteed Housing Revenue	6.000%	10/5/2040	16,881	17,076
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	14,410	15,997
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2033	20,250	22,735
	Illinois Sales Tax Revenue	5.000%	6/15/2027	7,875	7,895
[2]	Illinois Sales Tax Revenue	5.000%	6/15/2027	10,245	10,273
[2]	Illinois Sales Tax Revenue	5.000%	6/15/2028	13,485	13,523
	Illinois Sales Tax Revenue	5.000%	6/15/2028	9,825	10,226
	Illinois Sales Tax Revenue	4.000%	6/15/2029	4,140	4,144
	Illinois Sales Tax Revenue	5.000%	6/15/2029	9,795	10,366
	Illinois Sales Tax Revenue	5.000%	6/15/2030	10,190	10,944
[2]	Illinois Sales Tax Revenue	4.000%	6/15/2031	3,000	3,153
	Illinois Sales Tax Revenue	3.000%	6/15/2033	1,000	949
	Illinois Sales Tax Revenue	3.000%	6/15/2033	2,275	2,159
	Illinois Sales Tax Revenue	5.000%	6/15/2033	3,160	3,501
	Illinois Sales Tax Revenue	5.000%	6/15/2035	36,560	40,918
	Illinois Sales Tax Revenue	5.000%	6/15/2036	4,000	4,116
	Illinois Sales Tax Revenue	5.000%	6/15/2036	3,660	4,067
	Illinois Sales Tax Revenue	5.000%	6/15/2037	4,000	4,109
	Illinois Sales Tax Revenue	5.000%	6/15/2037	16,365	17,905
	Illinois Sales Tax Revenue	5.000%	6/15/2037	17,800	19,649
	Illinois Sales Tax Revenue	5.000%	6/15/2038	5,000	5,128
	Illinois Sales Tax Revenue	5.000%	6/15/2039	6,000	6,551
	Illinois Sales Tax Revenue	5.000%	6/15/2040	1,035	1,117
	Illinois Sales Tax Revenue	5.000%	6/15/2040	7,700	8,375
	Illinois Sales Tax Revenue	5.000%	6/15/2042	15,000	16,037
	Illinois Sales Tax Revenue	5.000%	6/15/2042	9,000	9,686
	Illinois Sales Tax Revenue	5.000%	6/15/2043	2,135	2,267

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Sales Tax Revenue	5.000%	6/15/2044	11,365	11,958
	Illinois Sales Tax Revenue	5.000%	6/15/2044	26,000	27,493
	Illinois Sales Tax Revenue	5.000%	6/15/2045	30,000	31,446
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	3,120	3,214
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	2,110	2,201
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	2,300	2,395
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	1,565	1,649
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2031	1,170	1,243
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2032	1,990	2,107
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,385	1,439
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	18,100	19,182
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	6,100	6,111
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	21,830	23,086
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2031	12,360	12,381
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	7,075	7,091
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2033	11,100	11,118
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2034	11,700	11,718
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2034	2,000	2,003
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2035	3,140	3,145
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2035	2,610	2,697
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	4,150	4,156
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	2,500	2,579
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	10,000	11,280
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	2,040	2,102
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	11,825	13,261
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2038	4,500	4,630
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2039	1,000	1,012
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2039	3,000	3,020
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	5,500	6,103
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	24,310	24,363
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	34,210	36,668
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	4,250	4,641
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	26,725	26,726
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	9,900	10,132
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	27,700	30,046
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	5,790	6,145
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	7,000	7,640
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	1,495	1,460
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	22,235	23,735
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	31,460	32,769
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	20,000	21,471
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	11,175	12,043
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	20,575	19,426
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	3,815	3,983
[1]	Illinois State University College & University Revenue	5.000%	4/1/2039	1,165	1,193
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2033	1,400	1,549
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2034	1,700	1,869
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2037	2,000	2,169
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2038	3,085	3,327
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/2039	1,725	1,879
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/2040	3,575	3,880
[2]	Joliet IL (Rock Run Crossings Project) GO	5.500%	12/15/2042	3,500	3,817
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/2040	875	951
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/2041	1,000	1,080
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/2042	1,000	1,074
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/2043	1,000	1,071
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/2044	1,300	1,379
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2038	2,450	2,689
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2040	2,730	2,944
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2041	2,275	2,441
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2042	3,010	3,211
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2043	3,160	3,352
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2044	3,320	3,500
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2045	3,385	3,543
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2033	890	927
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2035	2,000	2,064
	Kane County Forest Preserve District GO	5.000%	12/15/2038	3,125	3,417
	Kane County Forest Preserve District GO	5.000%	12/15/2039	2,670	2,905
	Kane County Forest Preserve District GO	5.000%	12/15/2040	735	796
	Kane County Forest Preserve District GO	5.000%	12/15/2042	2,785	2,981

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2028	190	195
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2028	410	421
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2030	225	232
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2032	230	235
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2034	230	233
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2035	280	282
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2036	365	368
[1]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/2037	400	371
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2038	290	291
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2039	275	276
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2030	2,665	2,734
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2029	220	236
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2030	130	142
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2032	140	157
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2035	590	664
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2036	520	580
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2037	525	582
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2039	625	684
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2027	1,360	1,381
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/2028	5,090	4,800
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/2038	6,270	6,896
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/2039	6,595	7,224
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2032	335	373
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2034	750	845
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2041	2,500	2,719
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2042	1,750	1,896
	Lake County School District No. 112 North Shore GO	4.000%	12/1/2041	2,485	2,518
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2033	230	251
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2034	235	255
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2035	300	325
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2036	650	702
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2041	1,575	1,677
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2042	500	531
	Manhattan IL Special Tax Revenue	5.000%	3/1/2035	3,200	3,204
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	17,040	17,681
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	2,820	2,858
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2029	40,000	35,588
[1,9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2030	115	101
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2030	2,115	1,817
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2031	44,255	37,295
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	74,580	61,691
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	39,225	31,835
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2033	43,400	33,865
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	14,570	11,141
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2035	8,000	5,735
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2035	5,000	3,503
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2036	4,415	3,022
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2036	6,500	4,347
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	10,340	6,753
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2037	22,910	14,610
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	20,980	13,029
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2038	29,950	18,149
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	36,445	19,961
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	11,485	11,443
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2026	4,250	4,298
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	9,640	9,323
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	2,270	2,337
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2029	22,390	20,259
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.500%	6/15/2029	3,730	3,781
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2031	675	691
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2032	600	614
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2033	450	461
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2034	520	531
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2038	500	301
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2039	500	286
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	8,850	9,109
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	9,060	8,855
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2045	4,605	1,941
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/2031	0.000%	12/15/2037	3,300	2,660
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2032	1,915	1,957

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2033	2,115	2,150
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2034	2,330	2,363
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2035	2,555	2,578
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2036	2,795	2,804
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2038	3,330	3,333
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2039	2,520	2,523
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2041	465	466
	Metropolitan Pier & Exposition Authority Miscellaneous Revenue	5.250%	6/15/2044	10,470	10,332
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	1,065	547
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2034	1,500	1,753
[1]	Mundelein IL GO	4.000%	12/15/2027	500	509
[1]	Mundelein IL GO	4.000%	12/15/2028	500	513
[1]	Mundelein IL GO	4.000%	12/15/2029	500	514
[1]	Mundelein IL GO	4.000%	12/15/2032	1,000	1,020
[1]	Mundelein IL GO	4.000%	12/15/2039	2,000	2,003
	Naperville IL GO	5.000%	12/1/2038	2,180	2,402
	Northbrook IL GO	5.000%	12/1/2043	1,785	1,909
	Northbrook IL GO	5.000%	12/1/2044	1,875	1,990
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2028	6,180	6,252
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2030	4,555	4,602
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2031	3,245	3,254
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	2,215	2,219
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2036	3,020	2,998
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2028	750	777
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2029	500	526
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2030	600	640
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2030	325	349
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2031	1,070	1,132
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2031	450	482
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2032	700	739
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2032	975	992
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2033	750	789
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2033	850	860
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2034	750	786
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2035	1,625	1,631
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2035	1,095	1,097
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2036	750	750
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2036	550	548
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2037	775	768
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2037	1,350	1,338
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2038	915	904
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2038	2,830	2,782
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2039	750	735
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2040	800	779
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2041	750	723
	Orland Park IL GO	5.000%	12/1/2043	1,105	1,195
[5,6]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.700%	5/1/2026	29,975	29,975
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/2026	23,730	23,775
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2026	10,780	10,800
[9]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2033	1,280	1,414
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2034	9,000	10,144
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2040	10,000	10,340
	Regional Transportation Authority Sales Tax Revenue	4.000%	6/1/2045	4,000	3,770
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/2033	1,500	1,660
	Romeoville IL GO	5.000%	12/30/2026	3,480	3,532
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2033	10,000	11,014
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	25,000	26,325
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	2,425	2,554
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	5,000	5,410
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	860	930
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	11,815	12,909
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	2,500	2,754
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	18,455	20,216
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	1,250	1,314
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	3,150	3,434
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	1,500	1,635
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	5,165	5,751
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	36,400	40,528
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	9,000	9,435
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	1,805	1,892

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	40,000	44,233
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	1,850	1,933
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	13,000	14,282
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	1,310	1,365
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	11,500	12,559
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	15,500	17,065
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2039	1,360	1,413
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	3,000	2,970
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	2,185	2,229
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2028	1,615	1,638
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2029	2,070	2,116
[1]	Sangamon County School District No. 186 Springfield GO	4.250%	6/1/2043	1,200	1,212
	Schaumburg IL GO	4.000%	12/1/2035	1,000	1,034
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2035	3,000	3,344
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2036	3,740	4,122
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,615	3,672
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	8,750	9,069
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	4/15/2034	925	943
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	10/15/2035	1,225	1,241
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2036	2,700	2,968
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2038	3,000	3,276
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2039	9,500	10,294
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2041	460	544
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2042	325	383
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2043	325	380
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2044	350	407
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2047	950	1,084
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/2038	3,800	4,212
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/2039	6,000	6,620
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2040	5,195	5,791
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2041	5,000	5,540
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2042	4,000	4,406
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2043	3,750	4,111
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2044	2,000	2,175
[2]	University of Illinois Board of Trustees College & University Revenue	3.000%	4/1/2037	3,710	3,413
[2]	University of Illinois Board of Trustees College & University Revenue	3.000%	4/1/2038	3,825	3,464
[2]	University of Illinois Board of Trustees College & University Revenue	3.000%	4/1/2040	3,905	3,410
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2029	5,920	5,409
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2030	5,680	5,004
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2036	2,870	2,943
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2036	530	543
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2037	4,760	4,863
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2037	3,250	3,320
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2038	4,955	5,050
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2038	3,370	3,429
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2039	5,100	5,180
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2040	5,300	5,339
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2041	5,515	5,526
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/2032	750	779
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/2033	535	554
	Will County IL GO	5.000%	11/15/2035	1,850	2,129
	Will County IL GO	5.000%	11/15/2036	2,250	2,561
	Will County School District No. 122 GO	4.000%	10/1/2032	1,000	1,031
	Will County School District No. 122 GO	4.000%	10/1/2033	1,395	1,432
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2039	325	347
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2040	550	586
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2041	875	929
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2042	1,000	1,054
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2043	1,000	1,049
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2044	750	781
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/2027	2,000	1,948
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2032	6,420	6,857
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/2033	10,555	10,860
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2041	800	866
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2042	775	836
					5,308,682
Indiana (1.1%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	600	658
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,900	2,060

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	800	874
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	3,750	4,047
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,025	1,114
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	780	843
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2044	6,375	6,794
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2033	9,110	9,142
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2034	9,640	9,673
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2036	13,470	13,515
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/2039	1,000	1,087
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/2040	1,800	1,936
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	250	273
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	250	276
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	475	530
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	600	675
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	1,000	1,120
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	1,000	1,114
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	3,750	4,053
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	2,460	2,642
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2044	8,000	8,474
[2]	Evansville Waterworks District Water Revenue	5.000%	7/1/2042	1,000	1,062
	Evansville-Vanderburgh School Building Corp. Lease (Abatement) Revenue	0.000%	7/15/2030	1,000	861
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	6,115	6,599
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,250	1,355
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	1,500	1,604
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	1,000	1,004
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	750	760
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	1,320	1,352
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	750	775
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	1,250	1,293
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,130	1,169
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,000	1,034
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,000	1,034
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	1,250	1,290
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,025	1,056
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	1,250	1,285
	Hanover Middle School Building Corp. Lease (Abatement) Revenue	2.000%	1/15/2040	4,010	2,928
	Hendricks County Redevelopment Authority Lease (Abatement) Revenue	5.000%	7/15/2039	2,580	2,797
	Hendricks County Redevelopment Authority Lease (Abatement) Revenue	5.000%	7/15/2040	1,400	1,509
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/2035	4,260	4,322
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2027	350	355
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2028	385	397
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2031	1,005	1,078
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2032	1,000	1,051
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2033	1,120	1,223
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2034	1,100	1,148
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2034	1,180	1,296
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/2036	1,115	1,124
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/2037	1,320	1,326
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	700	739
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2031	800	851
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2032	2,520	2,683
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2033	2,645	2,824
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2034	2,780	2,965
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.500%	10/1/2036	5,100	5,558
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2038	5,660	5,882
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	1,465	1,432
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	2,775	2,712
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	25,160	25,884
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	5,850	5,916
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	6,475	6,548
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,495	1,510
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,000	1,007
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	6,395	6,617
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	6,785	7,020
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	6,995	7,235
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	2,570	2,658
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	380	399
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	4,010	4,139
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	500	532
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,305	1,314

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	19,250	19,844
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2031	2,570	2,668
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	22,000	22,653
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	700	759
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2032	1,350	1,405
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	19,725	20,288
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,000	1,092
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2033	2,830	2,946
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	1,110	1,136
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	1,545	1,701
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2034	2,975	3,094
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	770	785
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	1,100	1,208
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2035	16,850	16,937
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	1,335	1,358
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2036	2,000	2,179
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,000	2,010
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	11,140	11,184
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2037	1,250	1,352
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	6,220	6,234
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2038	1,000	1,075
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	2,000	2,036
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2039	1,000	1,069
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/15/2039	1,000	1,063
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2040	1,000	1,063
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2040	28,730	31,694
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2041	1,005	1,064
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	31,520	34,564
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	17,280	18,817
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2043	400	352
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	7,570	8,179
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/15/2044	4,000	4,078
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	3.750%	5/15/2032	600	600
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.500%	3/1/2039	1,000	1,074
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.500%	3/1/2044	535	561
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2032	1,470	1,573
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2034	1,625	1,755
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2035	1,710	1,849
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2036	900	968
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.125%	3/1/2045	3,205	3,298
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2028	15,000	15,626
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	5,000	5,390
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	8,500	9,358
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	28,160	31,336
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2035	29,335	32,751
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2037	12,370	13,446
Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2035	1,330	1,395
Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2037	1,875	1,942
Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2040	3,000	3,058
Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2045	1,600	1,549
Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2038	800	832
Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2043	860	871
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2030	800	875
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2032	1,000	1,124
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2036	1,000	1,127
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2037	2,570	2,882
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2038	12,050	10,709
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2038	1,000	1,115
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2039	3,000	2,663
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2039	1,000	1,109
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2040	6,000	5,166
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2040	1,200	1,324
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	3,400	3,740
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2042	3,000	3,281
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2043	4,650	5,081
Indiana Finance Authority Water Revenue	4.000%	2/1/2038	1,065	1,091
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2049	765	761
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2052	5,600	5,494
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,235	1,303
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2034	1,600	1,663

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2035	1,080	1,121
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2036	1,625	1,682
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2037	2,175	2,249
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2038	2,415	2,489
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	3,985	4,132
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	7,280	7,301
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	6,330	6,529
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2034	16,000	16,044
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2034	4,085	4,205
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2035	20,110	20,162
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2035	1,315	1,352
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2036	12,500	12,530
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	2,410	2,474
	Indianapolis Board of School Commissioners GO	5.000%	7/15/2026	665	668
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2035	7,000	7,280
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2036	10,025	10,404
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2037	4,500	4,661
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2033	1,000	1,059
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.500%	3/1/2038	2,400	2,583
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.750%	3/1/2043	3,390	3,604
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2031	2,110	2,236
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2032	1,035	1,096
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2033	1,530	1,616
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2034	2,450	2,583
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2035	1,945	2,046
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2036	3,510	3,681
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2037	3,700	3,868
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2041	3,000	3,445
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2042	2,500	2,856
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2043	1,875	2,131
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2036	5,000	5,122
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	2/1/2037	1,500	1,542
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2037	5,000	5,095
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2038	18,000	18,224
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2040	2,630	2,633
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2042	1,795	1,932
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2043	2,420	2,591
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2044	2,000	2,128
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2045	900	954
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/2030	1,160	1,226
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/2032	1,610	1,697
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/2033	1,540	1,620
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	7/15/2042	1,000	1,078
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	7/15/2043	1,375	1,467
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	1/15/2045	1,840	1,927
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2028	7,795	7,955
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	100	108
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	275	302
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	300	333
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	400	447
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	2,300	2,563
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	425	462
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	1,000	1,099
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	1,000	1,091
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2040	1,250	1,345
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,000	1,085
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2041	1,950	2,110
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	2,050	2,216
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,700	1,833
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	2,175	2,335
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	2,000	2,143
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	1,500	1,608
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2044	1,610	1,714
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2044	1,500	1,596
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2045	1,050	1,103
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2042	5,000	5,338
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2039	600	655

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2041	1,000	1,076
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2042	1,215	1,299
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2043	1,180	1,254
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2044	2,200	2,320
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	1,150	1,246
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	4,075	4,362
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2044	2,260	2,392
	Peru Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,915	2,092
	Purdue University College & University Revenue	5.000%	7/1/2034	1,590	1,595
	Purdue University College & University Revenue	5.000%	7/1/2036	1,255	1,259
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	12,775	13,023
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2030	300	310
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2030	200	207
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2031	200	208
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2033	700	730
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2038	1,400	1,251
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	1,465	1,559
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2030	3,030	3,130
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2031	3,155	3,244
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2032	3,285	3,364
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	800	860
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	270	290
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,000	1,085
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	820	888
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	550	596
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,170	1,279
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	615	672
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,260	1,374
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	845	922
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	635	699
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,290	1,416
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	865	950
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	1,100	1,218
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	1,500	1,661
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	1,125	1,253
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	775	868
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,000	1,125
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,400	1,575
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	1,600	1,806
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	1,275	1,444
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	1,685	1,909
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	6,225	6,993
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	2,075	2,331
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	3,340	3,727
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	2,190	2,444
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2037	1,900	2,105
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2037	1,535	1,701
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2038	2,000	2,204
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2038	2,500	2,755
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	1,000	1,095
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	4,000	4,382
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	2,550	2,793
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	2,700	2,943
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	1,800	1,962
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,215	1,318
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,600	1,736
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	950	1,031
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2041	1,750	1,933
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2041	2,500	2,762
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,000	1,078
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,355	1,461
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,000	1,078
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	3,580	3,842
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	650	698
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	3,050	3,335
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	4,200	4,593
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/2044	1,000	1,084
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/2044	1,250	1,356
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	1,350	1,436
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	2,025	2,154

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	1,395	1,484
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	16,385	17,030
					1,000,458
Iowa (0.2%)
[2,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2036	515	575
[2,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2039	765	840
[2,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2043	1,100	1,181
[2,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2044	1,470	1,564
[2,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2045	1,300	1,374
[2,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2046	870	912
[1]	Coralville IA GO	5.000%	5/1/2040	2,265	2,364
[1]	Coralville IA GO	5.000%	5/1/2041	1,650	1,715
[2]	Davenport Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	6/1/2037	4,360	4,824
[2]	Davenport Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	6/1/2038	4,580	5,040
[2]	Davenport Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	4.000%	6/1/2042	5,045	5,014
	Guthrie County Hospital Health, Hospital, Nursing Home Revenue BAN	4.500%	2/1/2029	700	700
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/2039	4,995	4,530
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/2040	7,210	6,528
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/2041	7,425	6,706
	Iowa City Community School District GO	3.000%	6/1/2031	3,840	3,669
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	185	185
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	525	562
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	1,780	1,632
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	830	880
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	885	937
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/2038	1,305	1,275
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	2,210	2,291
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	1,065	1,127
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2044	2,850	2,874
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2045	1,000	1,039
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	4.500%	10/1/2035	750	754
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	5.500%	10/1/2045	1,000	1,023
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	4.000%	12/1/2032	14,250	15,260
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	24,000	27,134
	Iowa Finance Authority Lease Revenue	5.000%	8/1/2046	1,420	1,495
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	2,880	2,913
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	2,980	2,922
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	4,660	4,713
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/2050	705	700
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Union at Bluffs Run Project)	4.650%	7/1/2043	3,000	3,074
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.620%	5/7/2026	1,000	1,000
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2028	735	763
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2029	1,165	1,225
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2030	1,220	1,295
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2031	1,800	1,904
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2032	1,925	2,028
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2033	2,025	2,124
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2034	2,135	2,231
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2036	2,475	2,568
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2037	2,600	2,691
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2038	2,735	2,825
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2039	2,875	2,959
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,705	1,837
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	800	874
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,300	2,501
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	2,330	2,523
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,285	1,306
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2035	425	431
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2036	2,505	2,508
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,310	3,300
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	4,000	3,946
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,300	2,253
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2040	4,000	3,851
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2038	750	827
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2039	500	549
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2041	600	655
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2042	900	979
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2043	800	864
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2044	600	643

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2045	500	531
[1]	Muscatine Power & Water Electric Power & Light Revenue	5.000%	12/1/2046	750	786
	University of Iowa College & University Revenue	3.000%	7/1/2033	1,000	974
	University of Iowa Facilities Corp. College & University Revenue	5.000%	6/1/2044	1,090	1,163
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2034	650	720
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2035	625	688
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2036	1,000	1,091
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2044	1,735	1,814
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2045	1,815	1,887
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2046	2,875	2,965
	Waukee Community School District GO	3.000%	6/1/2031	4,700	4,658
	Waukee Community School District GO	3.000%	6/1/2032	4,840	4,725
					195,788
Kansas (0.3%)
[2]	Arkansas Cowley County Unified School District No. 470 GO	5.000%	9/1/2042	2,270	2,461
[2]	Arkansas Cowley County Unified School District No. 470 GO	5.000%	9/1/2043	1,610	1,731
[2]	Arkansas Cowley County Unified School District No. 470 GO	5.000%	9/1/2044	1,500	1,603
[2]	Arkansas Cowley County Unified School District No. 470 GO	5.000%	9/1/2045	1,350	1,431
[2]	Arkansas Cowley County Unified School District No. 470 GO	5.000%	9/1/2046	1,400	1,471
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2027	2,500	2,543
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2029	3,025	3,075
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2030	3,025	3,069
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2031	5,750	5,829
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/2027	2,000	2,062
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/2027	2,470	2,547
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/2027	2,680	2,764
[2]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2041	1,000	1,081
[2]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2044	1,000	1,069
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2036	600	647
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2042	2,250	2,391
[2]	Finney County KS GO	5.000%	10/1/2031	115	127
[2]	Finney County KS GO	5.000%	10/1/2032	160	179
[2]	Finney County KS GO	5.000%	10/1/2039	800	886
[2]	Finney County KS GO	5.000%	10/1/2044	780	835
[2]	Finney County KS GO	5.250%	10/1/2045	860	945
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	600	600
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	500	500
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	499
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	500	497
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	500	495
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	650	640
[1]	Johnson & Miami Counties Unified School District No. 230 Spring Hills GO	6.000%	9/1/2042	1,650	1,913
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/2031	2,500	2,777
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/2035	2,250	2,310
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	8,000	8,633
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2036	4,750	5,447
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2037	9,925	10,158
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2040	7,000	7,826
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2041	2,500	2,757
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2041	10,500	11,689
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2042	2,500	2,740
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2042	11,500	12,715
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2043	4,050	4,410
[3]	Kansas Development Finance Authority College & University Revenue (Kansas State University Projects)	4.000%	5/1/2042	21,690	21,479
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	11,860	13,008
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2028	1,360	1,430
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,735	4,788
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/2042	3,820	3,979
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2029	450	456
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2030	325	330
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2031	350	354
	Manhattan KS Health, Hospital, Nursing Home Revenue	3.750%	6/1/2031	335	335
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.200%	6/1/2032	360	359
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,000	958
[5]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/2034	430	451
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	3.125%	4/1/2036	680	651
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2039	1,550	1,701
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2040	1,350	1,469
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2041	4,980	5,346

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2042	2,665	2,835
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2043	5,220	5,510
[1]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/2040	1,080	1,143
[1]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/2042	1,000	1,047
[1,3]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2039	500	546
[1,3]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2044	1,120	1,187
[1,3]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2045	1,495	1,571
[1,3]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2046	425	443
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2030	1,325	1,345
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2031	1,500	1,521
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2032	1,280	1,296
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/2034	6,125	5,840
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2036	1,500	1,652
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2037	2,000	2,192
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2038	1,755	1,911
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2040	1,750	1,892
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2042	3,000	3,219
	Shawnee County Unified School District No. 450 Shawnee Heights GO	5.000%	9/1/2042	1,250	1,358
	Shawnee County Unified School District No. 450 Shawnee Heights GO	5.000%	9/1/2044	1,000	1,069
	Shawnee County Unified School District No. 450 Shawnee Heights GO	5.000%	9/1/2045	1,000	1,059
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	3,770	3,997
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2035	1,415	1,426
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2044	3,115	3,345
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2030	4,010	4,280
	Wichita KS Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,060	1,063
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2044	3,905	4,137
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2045	3,350	3,525
[5]	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.000%	3/1/2036	1,325	1,297
[5]	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.750%	3/1/2041	5,105	5,010
[5]	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	5.500%	3/1/2046	3,900	3,900
[5]	Wyandotte County-Kansas City Unified Government Tax Increment/Allocation Revenue (Village East Project)	5.250%	9/1/2035	570	577
					243,639
Kentucky (1.6%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	600	619
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	265	278
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	375	398
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	1,395	1,479
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	450	475
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2033	1,290	1,292
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2034	1,000	993
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2035	470	463
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2036	380	372
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2027	2,460	2,463
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2028	1,260	1,262
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2029	1,000	1,001
	Barren County Public Properties Corp. Lease (Appropriation) Revenue (Judicial Center Project)	4.000%	12/1/2044	3,155	3,011
	Breckinridge County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/2043	3,370	3,295
	Breckinridge County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/2044	3,505	3,375
	Breckinridge County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	3/1/2045	3,645	3,509
	Breckinridge County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	3/1/2046	1,795	1,698
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/2026	11,250	11,141
	Daviess County School District GO	5.000%	2/1/2036	1,195	1,305
[2]	Fayette County KY School District GO	5.000%	6/1/2038	6,705	7,434
	Hardin County School District GO	5.000%	6/1/2035	2,680	2,991
	Hardin County School District GO	5.000%	6/1/2036	2,830	3,138
	Hardin County School District GO	5.000%	6/1/2037	2,970	3,278
	Hardin County School District GO	5.000%	6/1/2039	2,770	3,030
	Hardin County School District GO	4.000%	6/1/2042	4,040	3,986
	Hardin County School District GO	4.000%	6/1/2043	8,485	8,253
	Hardin County School District GO	4.000%	6/1/2044	1,450	1,394
	Henderson County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/2042	2,090	2,036
	Jefferson County KY Board of Education GO	4.000%	9/1/2034	2,535	2,620
	Jefferson County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	5/1/2036	3,600	3,877
	Jessamine County School District GO	5.000%	6/1/2038	1,815	1,965
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2033	190	193
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2035	235	236
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2036	240	241
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2038	200	198
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2035	22,730	22,826

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	30,660	33,724
[1]	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	4,000	4,431
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2027	1,835	1,880
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2031	2,240	2,341
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2032	1,360	1,418
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2033	1,380	1,434
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2034	1,405	1,456
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2036	1,880	1,938
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2037	1,750	1,801
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2038	1,750	1,796
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2043	4,920	4,996
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2033	2,925	3,113
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2034	3,070	3,257
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2035	3,230	3,410
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2036	3,395	3,574
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	4,000	4,105
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	2,670	2,827
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,045	2,097
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	2,810	2,971
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,055	2,106
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,700	1,794
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,000	1,024
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,500	1,534
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,260	1,323
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	5,000	5,110
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	2,720	2,777
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	1,600	1,632
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	2,515	2,563
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	4,775	4,862
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	2,000	1,980
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	2,500	2,445
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/2040	6,530	6,911
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,615	1,619
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2027	4,425	4,430
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2028	5,015	5,023
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2029	4,000	4,006
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2030	2,525	2,529
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2027	2,820	2,882
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2028	3,135	3,257
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2029	3,015	3,137
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2030	3,860	4,010
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2033	2,035	2,126
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	1,220	1,269
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2035	2,435	2,527
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2036	5,855	5,998
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2037	2,400	2,454
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2032	3,090	3,264
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2032	6,340	6,700
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	132,565	135,153
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	40,255	40,654
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	148,770	157,384
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	95,810	100,558
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	92,730	93,663
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	90,895	96,958
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	122,460	129,806
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2031	2,750	2,870
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2032	2,000	2,085
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2033	2,000	2,082
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2034	1,000	1,040
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/2034	1,355	1,370
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/2036	1,130	1,136
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2032	1,270	1,426
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2033	1,350	1,532
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2036	1,690	1,892
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2037	1,400	1,560
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2038	1,125	1,246
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2039	1,250	1,379
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/2043	2,590	2,900
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2041	4,085	4,010
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2042	1,805	1,972

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2043	1,975	1,901
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2030	835	915
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2031	1,565	1,734
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2032	2,440	2,738
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2033	2,005	2,273
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	5,500	6,033
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2042	2,600	2,838
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2033	8,000	9,025
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2034	8,000	9,111
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2037	1,780	2,020
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2038	1,465	1,652
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/2033	1,380	1,210
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2044	2,000	1,641
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2036	1,900	2,067
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/2033	21,500	18,542
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/2038	5,895	6,051
	Louisville-Jefferson County Metropolitan Government GO	4.000%	12/1/2041	4,000	4,041
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	15,500	16,092
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	800	866
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	6,650	6,887
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,900	2,047
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	2,225	2,387
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	2,125	2,269
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	3,315	3,529
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,000	2,116
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	6,320	6,681
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	19,640	20,753
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/2026	3,560	3,524
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/2041	2,000	1,412
[3]	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	8/1/2040	1,855	1,843
[3]	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	8/1/2041	1,915	1,884
[3]	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	8/1/2043	7,010	6,751
[3]	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	8/1/2044	1,255	1,194
[3]	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	8/1/2046	1,485	1,391
[3]	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	8/1/2047	1,535	1,413
	Oldham County School District GO	5.000%	3/1/2038	2,800	3,045
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/2028	1,250	1,271
	Owen County KY Water Revenue PUT	2.450%	10/1/2029	15,245	14,775
	Owen County KY Water Revenue PUT	2.450%	10/1/2029	14,000	13,568
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2026	1,150	1,159
[5,6]	Public Finance Authority Miscellaneous Revenue TOB VRDO	2.500%	5/1/2026	97,500	97,500
	University of Kentucky College & University Revenue	4.000%	10/1/2029	3,055	3,055
	University of Kentucky College & University Revenue	3.500%	4/1/2031	2,465	2,504
	University of Kentucky College & University Revenue	4.000%	10/1/2031	15,070	15,029
	University of Kentucky College & University Revenue	3.500%	4/1/2032	2,550	2,586
	University of Kentucky College & University Revenue	3.625%	4/1/2033	2,640	2,693
	University of Kentucky College & University Revenue	4.000%	4/1/2042	10,000	9,992
	University of Kentucky College & University Revenue	4.000%	4/1/2043	9,610	9,506
[1]	University of Louisville College & University Revenue	4.000%	9/1/2029	1,315	1,343
[2]	University of Louisville College & University Revenue	5.000%	9/1/2035	1,345	1,529
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2038	1,300	1,417
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2039	1,750	1,898
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	2,000	2,158
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	1,385	1,486
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	1,565	1,669
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	4,000	4,241
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2044	1,815	1,910
					1,413,827
Louisiana (0.9%)
[5,6]	Calcasieu Parish Public Trust Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	17,131	17,131
	Capital Area Finance Authority Local or Guaranteed Housing Revenue (Mortagage Backed Securities Program)	4.200%	10/1/2041	2,100	2,096
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/2028	9,750	9,271
	East Baton Rouge Sewerage Commission Water Revenue	5.000%	2/1/2028	2,085	2,174
	East Baton Rouge Sewerage Commission Water Revenue	5.000%	2/1/2029	1,825	1,939
	East Baton Rouge Sewerage Commission Water Revenue	5.000%	2/1/2030	850	920
	East Baton Rouge Sewerage Commission Water Revenue	5.000%	2/1/2031	3,500	3,848
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2032	1,500	1,673
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2034	750	846

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2035	650	736
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2036	1,500	1,680
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2037	1,500	1,670
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2038	1,040	1,152
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2039	625	689
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2040	1,280	1,395
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2041	1,500	1,639
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2042	2,180	2,356
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2045	4,425	4,638
[8]	Freddie Mac Pool	3.650%	12/1/2037	16,088	15,306
[8]	Freddie Mac Pool	3.550%	1/1/2040	6,577	6,246
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2034	575	651
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2035	485	552
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2036	535	602
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2037	675	752
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2038	1,050	1,162
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2039	1,000	1,100
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2041	1,000	1,086
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2042	1,305	1,408
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2043	1,475	1,580
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2044	1,150	1,221
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2038	7,665	7,836
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2039	11,650	11,866
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2034	1,500	1,541
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2036	2,000	2,047
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2028	1,010	1,041
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2029	800	824
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2030	1,500	1,544
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.500%	4/1/2045	1,330	1,466
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2036	525	581
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2037	500	550
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2038	625	684
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2039	765	833
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/2042	1,000	1,003
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	3,665	4,047
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	5,055	5,650
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	5,615	6,374
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/2041	2,760	2,411
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2041	1,500	1,634
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/2044	1,025	1,001
[6]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue VRDO	3.500%	5/1/2026	1,325	1,325
	Louisiana GO	5.000%	2/1/2027	5,325	5,417
	Louisiana GO	5.000%	2/1/2028	5,000	5,212
	Louisiana GO	5.000%	2/1/2030	9,000	9,770
	Louisiana GO	5.000%	6/1/2032	3,925	4,401
	Louisiana GO	5.000%	2/1/2033	6,000	6,792
	Louisiana GO	5.000%	6/1/2033	2,250	2,550
	Louisiana GO	5.000%	2/1/2034	7,000	7,986
	Louisiana GO	5.000%	6/1/2034	3,555	4,068
	Louisiana GO	5.000%	6/1/2036	5,000	5,743
	Louisiana GO	5.000%	6/1/2037	7,015	8,005
	Louisiana GO	5.000%	6/1/2040	6,840	7,674
	Louisiana GO	4.000%	5/1/2041	1,100	1,113
	Louisiana GO	5.000%	6/1/2041	2,195	2,449
	Louisiana GO	5.000%	6/1/2042	5,000	5,540
	Louisiana GO	5.000%	6/1/2043	6,000	6,603
	Louisiana GO	5.000%	5/1/2044	22,235	24,417
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Hampton Park Project) PUT	3.150%	7/1/2028	625	626
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (NSA East Bank Apartments Project) PUT	3.150%	4/1/2029	7,335	7,329
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Ridge Common Project)	4.500%	7/1/2042	4,804	4,819
	Louisiana Local Government Environmental Facilities & Community Development Authority Electric Power & Light Revenue (Entergy Louisiana LLC Project)	2.500%	4/1/2036	1,000	862
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Hospital Foundation Project)	5.000%	10/1/2026	1,625	1,637
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Hospital Foundation Project)	5.000%	10/1/2027	1,250	1,283
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Hospital Foundation Project)	5.000%	10/1/2028	2,135	2,193
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	5,180	5,299
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2032	5,875	5,997

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	13,760	14,032
[5]	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	4.250%	8/15/2034	21,798	21,889
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2034	8,940	9,110
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2035	27,020	27,491
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2036	44,245	44,955
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2037	11,935	12,109
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	24,005	23,418
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2029	400	424
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2030	940	1,013
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2031	1,100	1,203
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2032	1,750	1,942
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2033	1,770	1,978
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2040	2,465	2,672
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2041	1,500	1,613
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/2026	1,700	1,703
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/2028	1,875	1,878
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/2031	1,420	1,422
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2029	5,900	6,205
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2031	11,040	11,555
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2032	1,575	1,645
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2033	1,520	1,585
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2034	2,260	2,352
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2035	2,505	2,600
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2036	2,635	2,727
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2037	2,775	2,866
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2038	2,915	3,006
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/2027	10,455	10,569
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	5,020	5,097
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	4,215	4,279
[5]	Louisiana Public Facilities Authority Charter School Aid Revenue	5.000%	6/15/2035	5,000	5,187
[5]	Louisiana Public Facilities Authority Charter School Aid Revenue	5.250%	6/15/2035	3,815	3,957
[5]	Louisiana Public Facilities Authority Charter School Aid Revenue	5.500%	6/15/2040	2,000	2,089
[5]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.000%	6/15/2045	4,000	4,157
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2030	2,500	2,659
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2033	4,515	4,861
[1]	Louisiana Public Facilities Authority College & University Revenue	5.000%	7/1/2042	1,100	1,193
[1]	Louisiana Public Facilities Authority College & University Revenue	5.000%	7/1/2044	800	855
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	4.000%	10/1/2040	640	584
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.000%	10/1/2043	2,000	2,019
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2035	775	851
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2038	250	271
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,785	2,856
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,470	1,538
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	14,515	15,567
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	7,020	7,027
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	8,390	8,398
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	2,500	2,782
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/2036	5,000	5,189
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/2037	6,700	6,947

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/2038	4,040	4,182
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	6/1/2033	18,500	20,036
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2031	1,250	1,385
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2033	1,350	1,526
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2034	1,300	1,480
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2035	1,150	1,299
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2040	2,000	2,186
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2041	2,000	2,170
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2042	2,100	2,259
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2043	2,375	2,539
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2044	2,000	2,125
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2037	2,000	2,184
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2038	1,500	1,631
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2039	3,000	3,251
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2040	2,250	2,428
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2041	5,250	5,635
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2028	1,825	1,914
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2033	1,000	1,039
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2034	1,280	1,328
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2035	1,480	1,531
	New Orleans LA (Audubon Commission Projects) GO	4.000%	10/1/2035	1,030	1,032
	New Orleans LA GO	5.000%	12/1/2030	3,380	3,568
	New Orleans LA GO	5.000%	12/1/2038	3,430	3,525
[1]	Shreveport LA GO	5.000%	3/1/2041	1,000	1,086
[1]	Shreveport LA GO	5.000%	3/1/2044	1,250	1,328
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	1,750	1,800
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	1,150	1,203
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	575	605
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	3,175	3,298
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	920	1,000
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,880	1,945
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,520	1,673
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2032	3,935	4,068
[2]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/2034	2,175	2,178
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2039	2,500	2,769
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2040	1,650	1,816
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	5,385	5,433
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	11,825	11,810
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	18,185	18,167
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	13,425	13,450
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	35,600	35,819
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2031	2,535	2,767
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2032	3,310	3,657
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2035	7,415	8,228
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/2037	1,000	1,027
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2029	1,530	1,595
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2035	2,515	2,532
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2036	3,385	3,392
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2037	4,090	4,080
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2038	1,775	1,754
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2039	1,755	1,717
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	3.000%	2/1/2040	4,275	3,490
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2041	1,485	1,415
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2031	710	765
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2032	1,000	1,087
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2034	1,000	1,102
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2035	1,000	1,106

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2036	625	692
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2037	1,000	1,099
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2038	1,000	1,092
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2039	1,160	1,260
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2040	800	864
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2041	1,385	1,487
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2043	1,635	1,730
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2044	1,600	1,679
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2045	1,750	1,819
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2046	3,060	3,153
					816,177
Maine (0.1%)
	Bar Harbor ME GO	5.000%	9/1/2042	425	467
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2039	3,065	3,097
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2040	1,685	1,699
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/2040	2,000	2,221
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2041	3,330	3,345
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	365	366
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	350	357
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	360	368
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	465	475
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/2040	2,250	2,458
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,270	1,348
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	680	710
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,480	1,593
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	635	662
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,071
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,565	1,628
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,000	1,067
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,310	2,399
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,061
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	500	545
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,770	2,011
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,250	2,332
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,056
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,142
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,765	1,786
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	350	355
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,315	3,428
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,150	1,303
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,150	1,149
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,365	3,475
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,590	2,913
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,500	1,486
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	350	354
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,470	2,546
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	2,000	1,963
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,690	1,643
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	300	302
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2040	1,000	1,100
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	1,470	1,605
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,090	3,326
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	3,235	3,482
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	3,385	3,610
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	1,000	924
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	3,520	3,713
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/2033	2,920	2,988
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/2036	5,630	5,975
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/2037	1,495	1,396
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/2040	1,345	1,180

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/2041	1,925	1,686
	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.300%	11/15/2046	425	295
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2048	295	295
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,160	2,380
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2055	3,925	4,339
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	935	1,035
[3]	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2056	3,895	4,369
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2033	1,460	1,526
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2034	1,750	1,824
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2034	1,000	1,081
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2037	1,120	1,228
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	425	457
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	810	867
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	695	742
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	620	660
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	1,000	1,012
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	1,055	1,060
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2038	1,170	1,173
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2040	1,850	1,818
	Regional School Unit No. 14 GO	5.000%	11/1/2037	825	934
	Regional School Unit No. 14 GO	5.000%	11/1/2042	1,000	1,104
					115,365
Maryland (1.0%)
	Baltimore County MD GO	4.000%	3/1/2034	2,650	2,714
	Baltimore County MD GO	4.000%	3/1/2035	7,845	8,006
	Baltimore County MD GO	5.000%	7/1/2042	8,030	8,823
	Baltimore County MD GO	5.000%	2/1/2043	2,395	2,617
	Baltimore County MD GO	5.000%	3/1/2043	6,200	6,839
	Baltimore County MD GO	5.000%	7/1/2043	8,440	9,216
	Baltimore County MD GO	5.000%	7/1/2044	1,930	2,093
	Baltimore County MD GO	5.000%	2/1/2045	2,355	2,534
	Baltimore County MD GO	5.000%	3/1/2045	1,480	1,576
	Baltimore County MD GO	5.000%	7/1/2045	1,795	1,931
	Baltimore County MD GO	5.000%	7/1/2046	1,885	2,011
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/2028	190	188
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/2029	215	212
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/2029	200	198
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/2030	200	196
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/2031	200	195
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/2032	255	247
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/2033	265	256
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/2034	290	278
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/2034	600	575
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/2035	300	286
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	4.875%	6/1/2042	875	895
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2033	1,020	1,031
[8]	Freddie Mac Pool	3.850%	5/1/2039	1,618	1,552
	Frederick County MD Tax Increment/Allocation Revenue (Oakdale-lake Linganore Project)	3.250%	7/1/2029	740	730
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2027	2,000	2,010
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2028	2,000	2,033
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2033	5,000	5,075
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2036	2,000	2,023
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/2027	1,000	973
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/2029	4,855	4,535
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/2033	4,925	4,859
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/2042	6,985	7,062
	Maryland Community Development Administration Intergovernmental Agreement Revenue	3.000%	6/1/2041	3,005	2,601
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	4,805	4,860
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2029	1,000	1,048
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/2041	9,000	6,814
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.350%	2/1/2044	5,000	4,924
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/2049	510	511
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	635	658
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	5,585	6,191
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	1,825	2,066
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2029	15,900	15,912
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/2030	3,000	3,074
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2030	31,000	30,998
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/2033	5,000	4,646

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	3.250%	9/1/2030	905	878
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2033	1,880	2,021
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2036	1,100	1,168
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2037	600	634
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2038	500	525
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2039	500	521
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2045	1,030	1,082
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.625%	7/1/2043	2,500	2,671
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2028	300	310
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2029	300	314
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2030	300	317
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2031	565	601
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2026	2,000	2,002
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2027	1,350	1,370
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2028	2,000	2,076
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2029	1,850	1,919
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2030	1,250	1,295
	Maryland GO	5.000%	8/1/2026	39,710	39,940
	Maryland GO	5.000%	8/1/2026	20,000	20,116
	Maryland GO	5.000%	6/1/2028	10,000	10,514
	Maryland GO	3.500%	3/15/2032	10,000	10,072
	Maryland GO	5.000%	6/1/2036	25,000	28,454
	Maryland GO	5.000%	6/1/2039	1,250	1,395
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/2042	2,035	2,049
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/2043	2,320	2,331
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/2030	350	368
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/2032	400	421
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2034	700	694
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2036	425	416
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2038	500	482
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2039	475	454
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2041	1,515	1,404
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	235	237
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2028	5,685	5,764
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	1,420	1,478
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	565	575
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	160	166
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2029	2,250	2,284
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	1,500	1,590
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	425	432
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	285	300
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2030	2,180	2,213
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	850	862
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2031	2,470	2,653
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	1,950	2,083
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	10,395	11,635
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,013
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2033	1,000	985
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2034	2,565	2,569
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2034	1,835	1,948
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2035	2,500	2,643
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	1,445	1,504
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	6,435	6,408
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	745	726
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	2,400	2,351
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	13,830	13,957
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	1,380	1,531
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2039	5,970	5,744
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2039	3,540	3,439

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	3,000	3,309
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	3,180	3,058
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	870	832
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,115	2,983
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	4,725	5,087
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2033	14,735	16,146
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2036	11,030	12,240
[5,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.680%	5/1/2026	5,875	5,875
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/1/2026	5,730	5,730
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.160%	7/1/2041	69,350	69,350
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2027	460	469
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2028	1,350	1,408
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2029	1,510	1,609
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2032	3,000	3,351
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2033	2,000	2,259
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2034	2,250	2,564
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2035	2,285	2,358
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2035	1,990	2,065
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2037	4,350	4,439
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2037	1,010	1,034
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2038	4,830	4,904
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2039	3,500	3,536
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2039	4,300	4,352
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2040	3,185	3,203
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2041	4,100	4,492
	Maryland Stadium Authority Appropriations Revenue	3.000%	6/1/2042	11,455	9,729
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2042	4,755	5,178
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2043	5,360	5,801
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2044	4,000	4,296
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2045	7,000	7,459
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	1,000	1,025
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2032	5,595	5,513
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2033	3,500	3,403
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/2034	9,000	7,715
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/2035	8,000	6,719
	Maryland State Transportation Authority Highway Revenue	2.125%	7/1/2036	10,000	8,329
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2037	7,975	7,270
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2038	2,250	2,018
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/2038	2,280	2,303
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2040	4,750	4,124
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2046	8,000	8,412
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2041	5,000	5,516
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2042	5,000	5,482
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2043	1,500	1,637
[13]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	3.850%	7/1/2034	10,000	10,214
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	5.000%	1/1/2043	1,410	1,525
	Montgomery County MD GO	3.000%	11/1/2036	16,000	15,093
	Montgomery County MD GO	5.000%	8/1/2037	10,100	11,134
	Montgomery County MD GO	4.000%	8/1/2038	7,000	7,136
	Montgomery County MD GO	3.000%	11/1/2038	5,000	4,579
	Prince George's County MD COP	5.000%	10/1/2043	4,500	4,632
	Prince George's County MD GO	5.000%	7/15/2026	22,685	22,793
	Prince George's County MD GO	4.000%	7/15/2030	7,500	7,693
	Prince George's County MD GO	4.000%	7/15/2031	1,000	1,035
	Prince George's County MD GO	3.000%	7/15/2033	14,000	13,864
	Prince George's County MD GO	5.000%	8/1/2041	4,400	4,868
	Prince George's County MD GO	5.000%	8/1/2044	6,945	7,530
	Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/2027	1,795	1,798
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,030	1,034
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	3,185	3,194
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2026	965	969
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2026	770	773
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2028	1,100	1,116
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2029	500	507
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2030	935	947
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2032	535	541
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2032	750	759

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2035	1,000	1,009
University System of Maryland College & University Revenue	4.000%	4/1/2031	6,600	6,648
University System of Maryland College & University Revenue	3.000%	4/1/2032	5,360	5,345
University System of Maryland College & University Revenue	3.125%	4/1/2033	5,520	5,520
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/2026	7,000	7,020
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/2033	14,265	14,422
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2041	10,220	10,388
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2041	1,020	1,037
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2043	11,050	11,091
Westminster MD College & University Revenue	5.000%	11/1/2030	1,930	1,943
Westminster MD College & University Revenue	5.000%	11/1/2031	1,865	1,877
				842,592
Massachusetts (1.7%)
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2029	805	806
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2039	1,000	1,000
Commonwealth of Massachusetts GO	5.000%	7/1/2028	14,520	15,295
Commonwealth of Massachusetts GO	5.000%	9/1/2028	6,935	7,332
Commonwealth of Massachusetts GO	5.000%	5/1/2030	1,080	1,179
Commonwealth of Massachusetts GO	5.000%	10/1/2030	51,030	56,107
Commonwealth of Massachusetts GO	5.000%	10/1/2031	11,400	12,719
Commonwealth of Massachusetts GO	5.250%	1/1/2034	20,000	21,279
Commonwealth of Massachusetts GO	5.000%	9/1/2036	23,520	24,555
Commonwealth of Massachusetts GO	5.000%	12/1/2036	6,500	6,578
Commonwealth of Massachusetts GO	2.000%	3/1/2037	6,020	4,937
Commonwealth of Massachusetts GO	5.000%	5/1/2037	1,300	1,447
Commonwealth of Massachusetts GO	5.000%	9/1/2037	10,030	10,452
Commonwealth of Massachusetts GO	5.000%	11/1/2037	20,000	20,526
Commonwealth of Massachusetts GO	5.000%	2/1/2038	10,000	11,461
Commonwealth of Massachusetts GO	5.000%	5/1/2039	1,200	1,323
Commonwealth of Massachusetts GO	5.000%	6/1/2039	8,650	9,756
Commonwealth of Massachusetts GO	3.000%	7/1/2039	4,010	3,636
Commonwealth of Massachusetts GO	3.000%	11/1/2039	4,500	4,060
Commonwealth of Massachusetts GO	2.000%	3/1/2040	3,055	2,325
Commonwealth of Massachusetts GO	5.000%	5/1/2040	1,250	1,372
Commonwealth of Massachusetts GO	5.000%	5/1/2040	1,000	1,048
Commonwealth of Massachusetts GO	3.000%	11/1/2040	10,840	9,584
Commonwealth of Massachusetts GO	2.000%	3/1/2041	8,280	6,138
Commonwealth of Massachusetts GO	5.000%	3/1/2041	3,820	4,209
Commonwealth of Massachusetts GO	5.000%	5/1/2041	2,500	2,731
Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,800	1,987
Commonwealth of Massachusetts GO	3.000%	11/1/2041	2,550	2,228
Commonwealth of Massachusetts GO	5.000%	11/1/2041	5,000	5,519
Commonwealth of Massachusetts GO	5.000%	1/1/2042	6,190	6,769
Commonwealth of Massachusetts GO	2.000%	3/1/2042	8,815	6,362
Commonwealth of Massachusetts GO	5.000%	5/1/2042	5,390	5,852
Commonwealth of Massachusetts GO	5.000%	5/1/2042	3,000	3,291
Commonwealth of Massachusetts GO	5.000%	6/1/2042	4,020	4,455
Commonwealth of Massachusetts GO	5.000%	6/1/2042	1,165	1,291
Commonwealth of Massachusetts GO	5.000%	11/1/2042	20,545	22,538
Commonwealth of Massachusetts GO	5.000%	12/1/2042	5,000	5,515
Commonwealth of Massachusetts GO	5.000%	12/1/2042	8,000	8,905
Commonwealth of Massachusetts GO	5.000%	4/1/2043	3,000	3,297
Commonwealth of Massachusetts GO	5.000%	5/1/2043	1,850	1,924
Commonwealth of Massachusetts GO	5.000%	5/1/2043	1,185	1,280
Commonwealth of Massachusetts GO	5.000%	5/1/2043	2,000	2,160
Commonwealth of Massachusetts GO	5.250%	9/1/2043	16,000	16,590
Commonwealth of Massachusetts GO	5.000%	11/1/2043	21,825	23,456
Commonwealth of Massachusetts GO	5.000%	11/1/2043	14,000	15,265
Commonwealth of Massachusetts GO	5.250%	1/1/2044	11,915	12,379
Commonwealth of Massachusetts GO	5.000%	3/1/2044	8,560	9,250
Commonwealth of Massachusetts GO	5.000%	4/1/2044	1,750	1,908
Commonwealth of Massachusetts GO	5.000%	5/1/2044	2,500	2,705
Commonwealth of Massachusetts GO	5.000%	8/1/2044	16,655	18,201
Commonwealth of Massachusetts GO	5.000%	11/1/2044	2,500	2,705
Commonwealth of Massachusetts GO	5.000%	12/1/2044	7,085	7,703
Commonwealth of Massachusetts GO	5.000%	12/1/2044	3,255	3,566
Commonwealth of Massachusetts GO	5.000%	2/1/2045	3,000	3,260
Commonwealth of Massachusetts GO	5.000%	4/1/2045	1,535	1,659
Commonwealth of Massachusetts GO	5.000%	5/1/2045	4,000	4,294

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	5.000%	7/1/2045	19,210	20,037
Commonwealth of Massachusetts GO	5.000%	11/1/2045	15,210	15,914
Commonwealth of Massachusetts GO	5.000%	12/1/2045	3,835	4,163
Commonwealth of Massachusetts GO	5.000%	2/1/2046	21,605	23,263
Commonwealth of Massachusetts GO	5.000%	6/1/2046	10,000	10,724
Commonwealth of Massachusetts GO	5.000%	2/1/2047	10,920	11,636
Commonwealth of Massachusetts GO	5.000%	5/1/2047	1,025	1,082
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/2035	8,450	8,817
Lowell MA GO	4.000%	8/1/2037	1,695	1,776
Lowell MA GO	3.000%	9/1/2037	2,400	2,223
Lowell MA GO	3.000%	9/1/2038	2,490	2,272
Lowell MA GO	3.000%	9/1/2039	2,000	1,797
Lowell MA GO	4.000%	8/1/2041	2,000	2,019
Lynn MA GO	3.000%	9/1/2045	3,060	2,538
Marblehead MA GO	2.000%	7/15/2041	1,255	944
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	5,500	6,249
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	14,375	16,537
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	2,100	2,277
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	15,515	18,191
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	2,730	2,851
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	700	789
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	3,675	3,763
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	5,015	5,135
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	5,795	6,042
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	820	920
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	800	897
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	5,020	5,135
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	5,000	5,204
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	10,000	11,442
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	8,760	9,104
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	1,500	1,666
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	10,000	11,376
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2040	3,250	3,298
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	6,500	7,355
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	5,000	5,628
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	5,000	5,590
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	5,000	5,548
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	11,915	12,997
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	5,000	5,501
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	9,000	9,738
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	7,000	7,503
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2027	1,565	1,593
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2037	325	364
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2038	300	334
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2040	550	609
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2042	700	766
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2026	170	170
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	180	183
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	180	185
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2028	1,325	1,355
Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2029	4,560	4,866
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,275	1,288
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	190	197
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	195	204
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2030	1,460	1,488
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2031	200	215
Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2031	26,405	29,244
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	415	437
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	1,580	1,582
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	2,000	2,049
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	250	271
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	430	454
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2033	500	545
Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	8,370	9,529
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	870	871
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	515	519
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2033	3,180	3,078
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	1,525	1,468
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	410	450
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	1,900	1,776

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	2,145	2,183
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	500	545
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	20,000	21,686
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	6,970	7,558
[3]	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	9,000	10,478
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2036	1,000	972
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2037	600	649
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2037	945	908
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2038	610	667
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2038	550	522
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2039	770	837
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	5,060	4,806
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	1,680	1,550
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2039	580	546
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2040	535	574
	Massachusetts Development Finance Agency College & University Revenue	2.500%	7/1/2040	4,000	3,230
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	16,000	18,794
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2042	5,775	5,778
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	450	475
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	1,000	1,008
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	1,075	955
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	3,290	3,235
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	3,500	3,012
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	18,195	20,290
[3]	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2033	4,545	5,118
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	33,310	38,512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,002
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	500	500
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	1,310	1,311
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,010	5,026
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	955	985
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,300	3,444
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	175	185
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/2029	900	900
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	200	214
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2030	670	723
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2031	2,505	2,736
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,365	1,418
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	10,400	11,506
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2031	695	759
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2032	2,635	2,910
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,650	1,745
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	310	335
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	32,680	36,186
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	17,900	20,035
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2032	705	778
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	475	516
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2033	2,770	3,088
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,660	1,717
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,360	1,435
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	325	349
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,225	1,382
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2033	580	645
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	575	620
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	3,000	3,093
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2034	2,910	3,268
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	4,355	4,498
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,053
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	295	316
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	5,710	5,808
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	27,335	30,575
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,590	2,947
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	9,270	10,576
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	600	642
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,835	1,891
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	5,500	5,668
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,250	1,314
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	205	219
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	4,370	4,833
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	11,885	13,634

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2035	640	718
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	10/1/2035	1,070	1,198
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	5,240	5,286
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	5,000	5,140
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,020	1,070
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	9,255	10,608
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	10/1/2036	1,455	1,624
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	5,700	5,847
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	4,555	4,592
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2037	1,695	1,914
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	5,000	5,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,120	1,127
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,205	1,217
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	260	274
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,315	1,488
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2038	1,390	1,559
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	3,360	3,376
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	270	283
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	940	1,054
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	675	741
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	5,000	5,269
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	4,600	5,128
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	920	1,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	9/1/2040	585	650
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2040	1,065	1,182
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	27,175	26,353
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,295	1,265
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	685	759
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2041	2,695	2,972
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,900	2,549
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,030	2,206
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	8,395	9,242
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2042	4,000	4,249
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,160	2,333
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	5,035	5,504
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	3,000	3,189
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2043	2,000	2,175
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,870	2,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	4,000	4,216
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	2,255	2,421
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2045	2,500	2,598
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2045	2,500	2,612
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	1,090	1,002
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2045	1,170	1,213
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	3,900	4,148
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	4,205	4,509
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2028	345	363
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2029	645	691
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2030	675	737
[5]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.375%	7/15/2045	6,800	6,866
[5]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/2034	500	509
[5]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2044	710	721
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2039	700	767
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2041	500	551
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2042	750	821
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2043	750	816
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2044	500	539
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2045	500	535
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2029	2,365	2,383
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2030	2,485	2,497

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2032	2,000	2,002
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2033	1,955	1,951
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2038	5,000	4,897
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/2028	1,255	1,265
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/2030	5,000	5,505
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	3.650%	5/1/2026	1,500	1,500
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2027	4,620	4,643
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2028	12,060	12,220
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	3,005	3,027
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/2029	7,740	7,870
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	12,665	12,677
[13]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2045	2,000	1,619
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	4,005	4,017
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,470	1,475
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	2,500	2,508
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	3,905	4,155
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	4,770	5,063
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	2,860	3,028
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	2,560	2,705
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	4,075	4,808
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	2,925	3,456
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	1,250	1,402
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	2,010	2,255
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2042	1,500	1,672
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2042	1,550	1,728
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2043	1,750	1,935
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/2039	1,145	884
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2034	1,540	1,634
[3]	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2035	9,000	10,457
[3]	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2036	5,335	6,228
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2038	1,000	1,051
	University of Massachusetts Building Authority College & University Revenue (Project Revenue Bonds)	5.000%	11/1/2047	5,000	5,265
	Wakefield MA GO	5.000%	8/15/2041	3,855	4,326
	Wakefield MA GO	5.000%	8/15/2042	4,080	4,550
	Wakefield MA GO	5.000%	8/15/2043	1,835	2,033
[1]	Worcester MA GO	4.000%	2/15/2041	2,460	2,481
					1,453,992
Michigan (2.1%)
[15]	Allegan Public School District GO	5.000%	5/1/2039	1,075	1,174
[15]	Allegan Public School District GO	5.000%	5/1/2041	2,330	2,528
[15]	Allegan Public School District GO	5.000%	5/1/2042	2,435	2,629
[15]	Allegan Public School District GO	5.000%	5/1/2043	1,270	1,364
	Ann Arbor School District GO	5.000%	5/1/2041	12,305	13,595
	Ann Arbor School District GO	5.000%	5/1/2042	12,905	14,163
[15]	Avondale School District GO	5.000%	11/1/2040	2,000	2,224
[15]	Avondale School District GO	5.000%	11/1/2042	1,000	1,092
[15]	Battle Creek MI School District GO	5.000%	5/1/2032	2,920	2,928
[15]	Battle Creek MI School District GO	5.000%	5/1/2033	1,500	1,504
[15]	Battle Creek MI School District GO	5.000%	5/1/2034	3,065	3,074
[15]	Berkley School District GO	5.000%	5/1/2040	450	499
[15]	Berkley School District GO	5.000%	5/1/2041	775	850
[15]	Berkley School District GO	5.000%	5/1/2042	1,050	1,142
[15]	Berkley School District GO	5.000%	5/1/2043	1,470	1,590
[15]	Berkley School District GO	5.000%	5/1/2044	3,020	3,240
[15]	Berkley School District GO	5.000%	5/1/2046	2,925	3,088
	Bloomfield Hills School District GO	5.000%	5/1/2040	1,100	1,196
	Bloomfield Hills School District GO	5.000%	5/1/2042	550	592
	Bloomfield Hills School District GO	5.000%	5/1/2043	500	536
[15]	Chippewa Valley Schools GO	5.000%	5/1/2033	1,725	1,830
[15]	Chippewa Valley Schools GO	5.000%	5/1/2034	2,850	3,017
[15]	Chippewa Valley Schools GO	5.000%	5/1/2035	2,850	3,010
[15]	Chippewa Valley Schools GO	5.000%	5/1/2036	3,325	3,505
[15]	Chippewa Valley Schools GO	5.000%	5/1/2037	3,475	3,654
[15]	Clarkston Community Schools GO	5.000%	5/1/2038	500	559
[15]	Clarkston Community Schools GO	5.000%	5/1/2039	325	361
[15]	Clarkston Community Schools GO	5.000%	5/1/2040	500	553

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Clarkston Community Schools GO	5.000%	5/1/2041	750	824
[15]	Clarkston Community Schools GO	5.000%	5/1/2042	1,525	1,664
[15]	Clarkston Community Schools GO	5.000%	5/1/2043	1,150	1,246
[15]	Clarkston Community Schools GO	5.000%	5/1/2044	1,450	1,559
[15]	Clarkston Community Schools GO	5.000%	5/1/2045	1,600	1,705
[1]	Detroit City School District GO	5.250%	5/1/2027	1,210	1,240
[15]	Detroit City School District GO	5.000%	5/1/2039	2,100	2,217
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2032	3,250	3,601
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2034	3,000	3,377
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2041	3,250	3,488
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2042	2,000	2,132
	Detroit MI GO	5.000%	4/1/2032	800	852
	Detroit MI GO	5.000%	4/1/2033	1,525	1,623
	Detroit MI GO	5.000%	4/1/2034	400	425
	Detroit MI GO	5.000%	4/1/2036	1,800	1,905
	Detroit MI GO	5.000%	4/1/2036	2,750	2,819
	Detroit MI GO	5.500%	4/1/2036	435	465
	Detroit MI GO	5.000%	4/1/2037	1,000	1,054
	Detroit MI GO	5.000%	4/1/2039	1,900	1,989
	Detroit MI GO	5.500%	4/1/2040	680	718
	Detroit MI GO	6.000%	5/1/2043	475	529
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2032	2,000	2,223
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2033	2,000	2,240
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2034	1,750	1,942
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2035	2,000	2,206
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2036	1,000	1,097
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2037	1,800	1,967
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2038	2,000	2,176
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2039	1,500	1,619
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2028	1,000	1,041
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2030	1,895	1,977
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2032	2,315	2,410
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2035	1,310	1,360
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2037	1,610	1,668
[15]	East Lansing School District GO	5.000%	5/1/2028	695	711
[15]	East Lansing School District GO	5.000%	5/1/2029	500	511
[15]	East Lansing School District GO	5.000%	5/1/2030	615	628
[15]	East Lansing School District GO	5.000%	5/1/2031	1,955	1,996
[15]	East Lansing School District GO	5.000%	5/1/2033	755	770
[15]	East Lansing School District GO	5.000%	5/1/2034	1,540	1,569
[15]	East Lansing School District GO	5.000%	5/1/2036	1,125	1,144
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/2030	1,250	1,270
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/2031	2,900	2,944
[1]	Fenton Area Public Schools GO	4.000%	5/1/2042	2,320	2,308
[1]	Fenton Area Public Schools GO	4.000%	5/1/2043	2,410	2,390
[1]	Fenton Area Public Schools GO	4.000%	5/1/2045	2,580	2,464
[8]	Freddie Mac Pool	3.350%	10/1/2038	14,489	13,813
[8]	Freddie Mac Pool	4.400%	10/1/2040	2,271	2,281
[8]	Freddie Mac Pool	4.350%	4/1/2041	1,000	984
[15]	Galesburg-Augusta Community Schools GO	3.000%	5/1/2039	1,000	891
	Grand Rapids MI GO	5.000%	4/1/2037	500	565
	Grand Rapids MI GO	5.000%	4/1/2041	590	647
	Grand Rapids MI GO	5.000%	4/1/2042	1,560	1,702
	Grand Rapids MI GO	5.000%	4/1/2042	1,000	1,095
	Grand Rapids MI GO	5.000%	4/1/2043	1,090	1,183
	Grand Rapids MI GO	5.000%	4/1/2043	1,000	1,089
	Grand Rapids MI GO	5.000%	4/1/2044	855	920
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2040	1,050	1,147
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2041	1,200	1,305
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2042	1,225	1,326
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2043	1,700	1,829
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2044	1,450	1,548
[5,6]	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.400%	5/1/2026	7,350	7,350
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2028	23,065	24,245
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2032	1,930	2,154
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	2,585	2,687
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	8,000	9,103
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	2,720	2,822
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	825	943
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	8,525	9,713

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	2,235	2,547
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2036	2,350	2,434
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	1,495	1,546
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	3,240	3,544
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	4,465	4,978
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	2,645	2,732
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	1,400	1,523
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	5,660	6,273
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	3,500	3,905
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	1,600	1,782
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2039	4,275	4,691
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2040	1,100	1,203
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2040	1,000	1,096
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2040	8,565	9,343
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2041	1,145	1,251
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2041	7,000	7,629
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2042	1,200	1,305
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2043	1,025	1,107
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2047	4,330	4,553
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	17,025	17,088
[1]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/2033	4,750	4,757
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2036	52,215	52,371
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2026	920	923
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	5,035	5,172
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2029	14,000	14,986
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	835	903
[1]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/2033	13,380	13,399
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	750	806
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	1,375	1,480
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	930	997
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	1,440	1,546
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	3,145	3,476
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	6,320	6,967
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	1,515	1,622
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	750	798
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	1,595	1,703
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	1,500	1,673
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	1,370	1,534
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2038	1,000	1,062
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2038	1,670	1,778
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2038	1,000	1,108
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2039	1,000	1,059
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2039	1,755	1,863
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2039	3,085	3,423
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2039	2,750	3,017
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2040	1,840	1,947
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2040	600	656
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2040	4,390	4,789
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2041	700	765
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2041	4,415	4,812
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2042	1,015	1,102
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2042	3,295	3,570
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2043	1,325	1,431
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2045	3,200	3,326
[15]	Greenville MI Public Schools GO	3.000%	11/1/2034	2,545	2,451
	Grosse Pointe Public School System GO	5.000%	5/1/2036	1,635	1,718
	Grosse Pointe Public School System GO	5.000%	5/1/2037	1,350	1,416
	Grosse Pointe Public School System GO	5.000%	5/1/2038	1,300	1,362
	Grosse Pointe Public School System GO	5.000%	5/1/2039	1,000	1,045
[15]	Holly Area School District GO	5.000%	5/1/2044	3,240	3,427
[15]	Howell Public Schools GO	5.000%	5/1/2034	1,000	1,139
[15]	Howell Public Schools GO	5.000%	5/1/2035	1,330	1,525
[15]	Howell Public Schools GO	5.000%	5/1/2037	1,740	1,967
[15]	Howell Public Schools GO	5.000%	5/1/2040	1,400	1,546
[15]	Howell Public Schools GO	5.000%	5/1/2041	1,655	1,815
[15]	Howell Public Schools GO	5.000%	5/1/2042	3,100	3,377
[15]	Howell Public Schools GO	5.000%	5/1/2043	2,135	2,311
[15]	Howell Public Schools GO	5.000%	5/1/2044	1,495	1,603
[15]	Hudsonville Public Schools GO	5.000%	5/1/2033	1,360	1,388
[15]	Hudsonville Public Schools GO	4.000%	5/1/2034	1,050	1,080

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Hudsonville Public Schools GO	5.000%	5/1/2034	1,120	1,142
[15]	Hudsonville Public Schools GO	4.000%	5/1/2035	560	574
[15]	Hudsonville Public Schools GO	5.000%	5/1/2035	1,000	1,019
[15]	Hudsonville Public Schools GO	5.000%	5/1/2036	1,000	1,018
[15]	Hudsonville Public Schools GO	4.000%	5/1/2037	1,460	1,481
[15]	Hudsonville Public Schools GO	5.000%	5/1/2037	1,015	1,032
[15]	Hudsonville Public Schools GO	4.000%	5/1/2039	1,065	1,072
[15]	Hudsonville Public Schools GO	4.000%	5/1/2040	1,300	1,304
	Huntington Woods MI GO	3.000%	10/1/2040	1,440	1,264
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2033	3,800	3,739
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2036	4,150	3,920
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2037	4,275	3,978
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2038	4,400	4,008
[15]	Jackson MI Public Schools GO	5.000%	5/1/2042	2,195	2,255
[2]	Kalamazoo Charter Township Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/2043	2,710	2,925
[5]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	3.900%	8/15/2031	765	755
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	1,910	1,912
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	4,640	4,644
[1]	Kalamazoo Public Schools GO	5.000%	5/1/2042	1,125	1,214
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2027	1,120	1,151
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2031	1,020	1,050
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2032	1,030	1,059
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2033	2,140	2,197
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2037	1,145	1,169
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2032	1,000	1,120
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2033	1,000	1,130
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2034	1,100	1,253
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2036	1,110	1,254
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2037	2,000	2,247
[15]	Lake Orion Community School District GO	4.000%	5/1/2033	600	631
[15]	Lake Orion Community School District GO	5.000%	5/1/2033	3,800	4,022
[15]	Lake Orion Community School District GO	5.000%	5/1/2034	2,400	2,535
[15]	Lake Orion Community School District GO	5.000%	5/1/2035	4,280	4,510
[15]	Lake Orion Community School District GO	5.000%	5/1/2036	3,800	3,993
[15]	Lake Orion Community School District GO	5.000%	5/1/2037	4,025	4,219
[15]	Lake Orion Community School District GO	4.000%	5/1/2040	1,100	1,106
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2034	310	353
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2035	275	314
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2036	850	967
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2037	1,250	1,412
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2038	1,700	1,909
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2039	1,300	1,449
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2040	1,700	1,879
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2041	1,900	2,087
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2042	1,555	1,697
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2043	2,875	3,116
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2044	1,000	1,075
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2045	1,370	1,460
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2041	800	891
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2042	1,700	1,876
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	3,265	3,371
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	2,205	2,428
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2040	2,750	3,042
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2041	2,000	2,201
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2042	2,930	3,202
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2043	3,750	4,069
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2044	3,000	3,226
[1]	Lansing MI GO	4.000%	6/1/2039	3,570	3,661
[1]	Lansing MI GO	4.000%	6/1/2040	1,000	1,021
[1]	Lansing MI GO	5.000%	6/1/2042	3,925	4,237
[15]	Lansing School District GO	5.000%	5/1/2039	1,255	1,395
[15]	Lansing School District GO	5.000%	5/1/2041	1,380	1,516
[15]	Lansing School District GO	5.000%	5/1/2043	1,150	1,246
[15]	Lansing School District GO	5.000%	5/1/2044	850	914
[1,15]	Lincoln Consolidated School District GO	5.000%	5/1/2026	1,265	1,265
[1]	Livonia Public Schools GO	5.000%	5/1/2039	1,380	1,498
[1]	Livonia Public Schools GO	5.000%	5/1/2042	4,395	4,690
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2027	1,610	1,645
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2030	2,540	2,597
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2031	2,030	2,074

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2034	1,835	1,871
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2042	3,500	3,545
	Macomb MI Intermediate School District GO	5.000%	5/1/2040	1,500	1,619
	Macomb MI Intermediate School District GO	5.000%	5/1/2041	2,900	3,126
	Macomb MI Intermediate School District GO	5.000%	5/1/2042	3,575	3,831
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,145	1,148
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,010	1,013
[15]	Marysville Public Schools District GO	5.000%	5/1/2029	2,290	2,290
[15]	Marysville Public Schools District GO	5.000%	5/1/2033	3,285	3,285
	Michigan (Environmental Program) GO	3.000%	5/15/2039	1,440	1,292
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2030	725	740
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2031	660	673
	Michigan Finance Authority College & University Revenue	4.000%	2/1/2032	285	279
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2032	690	744
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2033	725	778
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2034	1,140	1,218
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2036	1,010	1,070
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2037	1,200	1,267
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2038	1,380	1,452
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2039	1,045	993
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2040	1,100	1,034
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2041	1,120	1,047
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2028	1,020	1,065
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2031	1,300	1,357
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/2035	1,530	1,545
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/2037	1,655	1,663
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2038	1,000	1,028
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2029	415	420
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2030	425	429
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2031	910	877
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2032	950	908
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2033	990	934
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2034	1,000	937
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2035	400	370
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2036	565	515
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2037	640	579
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2038	660	587
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2039	645	569
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,000	1,001
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	4,010	4,098
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	870	871
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,800	2,869
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,070	2,142
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,525	1,581
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	4,165	4,354
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	1,000	1,004
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	4,395	4,674
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,015	1,019
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	4,880	4,996
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	1,600	1,703
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,580	2,589
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,770	3,857
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2031	12,000	13,161
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	2,655	2,665
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2031	1,000	1,087
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	4,290	4,384
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	11,450	12,704
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2032	1,475	1,618
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,665	3,698
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	3,345	3,522
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2033	1,000	1,101
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2033	1,000	1,105
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	5,040	5,053
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2034	1,000	1,109
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2034	1,000	1,102
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	7,870	7,890
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	5,145	5,289
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2035	2,245	2,346
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	10,000	10,071
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	8,810	9,047

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	5,570	5,806
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2036	7,315	7,950
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	3,190	3,193
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	3,310	3,288
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	6,020	6,258
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2037	1,800	1,944
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2037	8,145	8,798
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	12,000	12,084
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	10,255	10,633
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	1,715	1,731
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2038	8,305	8,933
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	12,000	12,393
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2039	1,850	1,975
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	8,295	8,707
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	5,740	5,601
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/2041	1,100	1,179
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	5,000	5,210
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/2043	1,375	1,458
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2044	6,990	6,465
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2047	2,930	2,623
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	3,355	3,358
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	625	701
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2033	2,030	2,098
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2034	1,100	1,239
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2034	2,125	2,186
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2035	925	1,043
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2035	2,005	2,055
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2036	1,000	1,118
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2037	1,100	1,220
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,100	1,219
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2039	1,000	1,103
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2040	1,090	1,199
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2041	1,500	1,642
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2042	1,550	1,686
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2044	1,350	1,448
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2026	2,310	2,336
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2027	1,320	1,366
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2030	2,200	2,314
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2031	1,020	1,070
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2032	1,225	1,282
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2033	1,095	1,143
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2034	1,440	1,499
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2035	1,525	1,583
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2036	2,045	2,119
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2037	2,515	2,602
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2038	2,110	2,179
[2,5]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	3.600%	5/1/2026	21,600	21,600
	Michigan Finance Authority Revenue	5.000%	3/1/2031	30,360	32,886
[5]	Michigan Finance Authority Revenue PUT	3.875%	2/1/2028	30,000	30,008
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,650	2,857
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	3,305	3,567
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	3,250	3,494
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2034	2,000	2,036
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2035	4,325	4,383
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,570	1,584
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	4,215	4,236
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	4,630	4,644
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	5,355	5,320
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,750	3,686
	Michigan Finance Authority Water Revenue	4.000%	10/1/2030	7,540	7,574

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Water Revenue	5.000%	10/1/2036	5,540	5,794
	Michigan Finance Authority Water Revenue	5.000%	10/1/2037	7,005	7,315
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/2036	4,475	4,756
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	10,115	10,212
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2034	3,625	3,658
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	1,000	1,111
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2038	8,035	9,124
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2038	450	498
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2041	1,000	1,092
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2042	7,750	8,537
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2043	3,505	3,840
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2043	1,025	1,013
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,160	2,188
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,490	2,577
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,290	2,371
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	5,560	5,921
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,410	1,459
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,865	1,927
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	3,035	3,132
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	7,240	8,000
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	6,770	7,408
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	7,115	7,701
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	8,280	8,895
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2043	8,385	8,954
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2044	1,850	1,963
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2045	1,765	1,858
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2046	1,420	1,485
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	6,540	7,158
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2035	10,135	11,304
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2028	2,655	2,723
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2027	4,880	4,880
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	10/1/2044	2,250	2,255
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2047	770	770
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2048	960	961
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/2050	3,340	3,333
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2052	1,190	1,173
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2053	8,135	8,459
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/2053	22,510	24,158
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	2,855	3,117
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	23,795	26,271
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	30,000	33,011
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2056	13,860	15,399
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Avon Towers Project)	4.250%	10/1/2041	17,330	17,360
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2027	3,875	3,884
	Michigan State University College & University Revenue	5.000%	2/15/2030	900	957
	Michigan State University College & University Revenue	5.000%	2/15/2031	1,450	1,539
	Michigan State University College & University Revenue	5.000%	2/15/2032	1,380	1,461
	Michigan State University College & University Revenue	5.000%	2/15/2033	1,940	2,049
	Michigan State University College & University Revenue	5.000%	2/15/2034	5,820	6,136
	Michigan State University College & University Revenue	5.000%	2/15/2035	1,300	1,368
	Michigan State University College & University Revenue	5.000%	2/15/2036	1,860	1,953
	Michigan State University College & University Revenue	4.000%	2/15/2038	1,000	1,009
	Michigan State University College & University Revenue	5.000%	2/15/2042	2,830	3,123
	Michigan State University College & University Revenue	5.000%	2/15/2043	2,500	2,740
	Michigan State University College & University Revenue	5.250%	8/15/2046	18,180	19,602
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	3,710	3,801
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	1,145	1,178
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	17,960	18,428
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	6,510	6,623
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	17,935	18,286
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	16,595	16,767
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	6,500	6,285
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2038	2,000	2,227
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2040	10,625	11,728
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	17,230	18,937
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	22,840	24,941
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	31,790	34,389
[15]	Milan Area Schools GO	5.000%	5/1/2027	1,055	1,079
[15]	Milan Area Schools GO	5.000%	5/1/2028	1,100	1,149
[15]	Milan Area Schools GO	5.000%	5/1/2029	1,155	1,229

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Milan Area Schools GO	5.000%	5/1/2032	1,670	1,771
[15]	Milan Area Schools GO	5.000%	5/1/2034	1,940	2,049
	Northern Michigan University College & University Revenue	5.000%	6/1/2035	300	341
	Northern Michigan University College & University Revenue	5.000%	6/1/2036	500	563
	Northern Michigan University College & University Revenue	5.000%	6/1/2037	770	861
	Northern Michigan University College & University Revenue	5.000%	6/1/2038	770	854
	Northern Michigan University College & University Revenue	5.000%	6/1/2039	625	690
	Northern Michigan University College & University Revenue	5.000%	6/1/2040	650	714
	Northern Michigan University College & University Revenue	5.000%	6/1/2041	820	896
	Northern Michigan University College & University Revenue	5.250%	6/1/2042	1,000	1,102
	Northern Michigan University College & University Revenue	5.250%	6/1/2043	1,000	1,093
	Northern Michigan University College & University Revenue	5.250%	6/1/2044	780	847
	Northern Michigan University College & University Revenue	5.250%	6/1/2045	1,000	1,076
[15]	Northview Public Schools GO	2.000%	11/1/2032	1,780	1,567
	Northville Public Schools GO	5.000%	5/1/2040	880	958
	Northville Public Schools GO	5.000%	5/1/2041	1,250	1,356
	Northville Public Schools GO	5.000%	5/1/2042	1,630	1,759
	Northville Public Schools GO	5.000%	5/1/2043	1,000	1,074
	Novi Community School District GO	5.000%	5/1/2041	1,100	1,159
	Oakland University College & University Revenue	5.000%	3/1/2032	1,290	1,424
	Oakland University College & University Revenue	5.000%	3/1/2033	1,275	1,399
	Oakland University College & University Revenue	5.000%	3/1/2036	1,500	1,616
	Oakland University College & University Revenue	5.000%	3/1/2037	1,500	1,609
	Oakland University College & University Revenue	5.000%	3/1/2037	875	977
	Oakland University College & University Revenue	5.000%	3/1/2038	1,575	1,680
	Oakland University College & University Revenue	5.000%	3/1/2038	1,205	1,333
	Oakland University College & University Revenue	5.000%	3/1/2039	1,675	1,782
	Oakland University College & University Revenue	5.000%	3/1/2040	3,200	3,400
	Oakland University College & University Revenue	5.000%	3/1/2041	3,360	3,555
	Oakland University College & University Revenue	5.000%	3/1/2042	3,530	3,718
	Oakland University College & University Revenue	5.000%	3/1/2042	1,625	1,759
	Oakland University College & University Revenue	5.000%	3/1/2043	2,375	2,552
	Oakland University College & University Revenue	5.000%	3/1/2044	9,000	9,224
	Oakland University College & University Revenue	5.000%	3/1/2044	810	863
	Oakland University College & University Revenue	5.000%	3/1/2045	625	660
	Oakland University College & University Revenue	5.000%	3/1/2046	1,000	1,046
[15]	Okemos Public Schools GO	5.000%	5/1/2041	400	438
[15]	Okemos Public Schools GO	5.000%	5/1/2042	1,150	1,252
[15]	Okemos Public Schools GO	5.000%	5/1/2042	575	632
[15]	Okemos Public Schools GO	5.000%	5/1/2043	550	595
[15]	Okemos Public Schools GO	5.000%	5/1/2043	725	791
[15]	Okemos Public Schools GO	5.000%	5/1/2044	600	644
[15]	Okemos Public Schools GO	5.000%	5/1/2045	1,100	1,184
	Plymouth-Canton Community School District GO	3.000%	5/1/2040	1,675	1,452
	Plymouth-Canton Community School District GO	5.000%	5/1/2042	2,325	2,497
	Portage Public Schools GO	4.000%	11/1/2032	3,195	3,275
	Portage Public Schools GO	4.000%	11/1/2033	1,465	1,497
	Portage Public Schools GO	5.000%	11/1/2033	2,130	2,133
	Portage Public Schools GO	4.000%	11/1/2034	3,725	3,785
	Portage Public Schools GO	5.000%	11/1/2035	1,300	1,302
	Portage Public Schools GO	5.000%	11/1/2036	1,535	1,537
	Portage Public Schools GO	4.000%	11/1/2037	1,900	1,913
	Rochester Community School District GO	3.000%	5/1/2033	2,090	2,053
[15]	Rockford Public Schools GO	5.000%	5/1/2033	2,470	2,473
[15]	Rockford Public Schools GO	5.000%	5/1/2040	1,735	1,889
[15]	Rockford Public Schools GO	5.000%	5/1/2041	3,110	3,374
[15]	Rockford Public Schools GO	5.000%	5/1/2042	3,700	3,995
[15]	Rockford Public Schools GO	5.000%	5/1/2043	1,300	1,396
[15]	Romeo Community School District GO	5.000%	5/1/2032	1,290	1,290
[15]	Romeo Community School District GO	5.000%	5/1/2033	1,350	1,350
[15]	Romeo Community School District GO	5.000%	5/1/2034	1,425	1,425
[15]	Romeo Community School District GO	5.000%	5/1/2035	1,000	1,000
[15]	Saginaw City School District GO	4.000%	5/1/2030	1,105	1,150
[15]	Saginaw City School District GO	4.000%	5/1/2036	700	715
[15]	Saginaw City School District GO	4.000%	5/1/2040	3,260	3,266
[15]	Saginaw City School District GO	4.000%	5/1/2041	1,130	1,123
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,250	1,301
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,020	1,079
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	1,015	1,095
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,025	1,091

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	1,130	1,182
	South Lyon Community Schools GO	5.000%	5/1/2033	600	673
	South Lyon Community Schools GO	5.000%	5/1/2034	1,000	1,127
	South Lyon Community Schools GO	5.000%	5/1/2035	600	678
	Southfield MI GO	3.000%	5/1/2033	2,630	2,583
	University of Michigan College & University Revenue	5.000%	4/1/2031	1,090	1,162
	University of Michigan College & University Revenue	5.000%	4/1/2034	3,520	3,589
	University of Michigan College & University Revenue	5.000%	4/1/2035	3,360	3,423
	University of Michigan College & University Revenue	5.000%	4/1/2036	1,260	1,331
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	4,030	4,116
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	5,090	5,199
[15]	Walled Lake Consolidated School District GO	5.000%	5/1/2045	2,300	2,391
[15]	Warren Consolidated Schools GO	5.000%	5/1/2029	1,200	1,275
[15]	Warren Consolidated Schools GO	5.000%	5/1/2030	2,265	2,265
[15]	Warren Consolidated Schools GO	5.000%	5/1/2031	1,150	1,260
[15]	Warren Consolidated Schools GO	5.000%	5/1/2032	2,485	2,485
[15]	Warren Consolidated Schools GO	5.000%	5/1/2032	2,300	2,436
[15]	Warren Consolidated Schools GO	5.000%	5/1/2033	1,400	1,480
[15]	Warren Consolidated Schools GO	5.000%	5/1/2035	2,600	2,736
[15]	Warren Consolidated Schools GO	5.000%	5/1/2037	1,430	1,497
[15]	Warren Consolidated Schools GO	5.000%	5/1/2039	1,405	1,464
	Warren MI GO	5.000%	11/1/2041	1,300	1,426
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2027	840	870
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2028	670	694
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2029	660	682
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2030	830	857
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2030	785	813
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2031	760	784
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2034	780	805
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2035	645	664
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2035	6,085	6,379
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2036	645	663
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2036	5,000	5,230
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2036	1,515	1,731
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	900	921
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	610	626
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	8,000	8,346
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	1,025	1,164
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2038	6,030	6,279
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2038	1,160	1,309
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2039	4,000	4,471
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2039	1,855	1,991
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2041	1,640	1,813
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2041	2,000	2,211
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2042	1,890	2,071
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2043	3,000	3,265
	West Ottawa Public Schools GO	5.000%	5/1/2044	1,700	1,822
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2033	590	643
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2034	250	272
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2034	600	652
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2035	600	649
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2037	400	430
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2037	600	644
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2038	250	268
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2039	405	432
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2039	200	213
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2040	500	531
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2040	225	239
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2041	400	424
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/2030	3,850	3,850
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/2031	3,905	3,905
[2]	Zeeland Public Schools GO	5.000%	5/1/2043	1,730	1,835
					1,838,362
Minnesota (1.0%)
	Bloomington Independent School District No. 271 GO	3.000%	2/1/2037	1,045	971
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/2040	1,575	1,598
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/2041	1,640	1,658
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/2042	1,705	1,717
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2029	250	266

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	1,200	1,235
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	3,390	3,177
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	1,500	1,532
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,790	1,566
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2042	1,320	1,416
	Duluth Independent School District No. 709 GO	0.000%	2/1/2031	775	665
	Duluth Independent School District No. 709 GO	0.000%	2/1/2032	775	641
	Duluth Independent School District No. 709 GO	0.000%	2/1/2033	955	759
	Duluth Independent School District No. 709 GO	0.000%	2/1/2034	1,000	762
[8]	Freddie Mac Pool	3.860%	5/1/2040	7,790	7,420
[8]	Freddie Mac Pool	3.900%	7/1/2040	5,684	5,510
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/2036	300	326
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/2037	375	406
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/2039	650	700
	Goodridge Independent School District No. 561 GO	4.000%	2/1/2039	1,265	1,289
	Goodridge Independent School District No. 561 GO	4.000%	2/1/2041	1,370	1,383
	Hennepin County Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	1,000	1,002
	Hennepin County MN GO	5.000%	12/15/2033	7,000	7,381
	Hennepin County MN GO	5.000%	12/1/2034	5,180	5,237
	Hennepin County MN GO	5.000%	12/1/2034	1,030	1,190
	Hennepin County MN GO	5.000%	12/15/2037	11,300	11,822
	Hennepin County MN GO	5.000%	12/15/2038	6,000	6,265
	Hennepin County MN GO	5.000%	12/15/2038	4,250	4,525
	Hennepin County MN GO	5.000%	12/1/2041	7,005	7,736
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,350	1,350
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	1,400	1,415
	Metropolitan Council GO	4.000%	3/1/2041	3,080	3,140
	Metropolitan Council GO	4.000%	3/1/2042	1,970	1,992
	Minneapolis MN GO	3.000%	12/1/2032	30	30
	Minneapolis MN GO	3.000%	12/1/2040	1,700	1,494
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	3,730	3,747
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	2,000	1,933
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	19,440	20,339
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	25,030	26,911
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,750	1,904
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	590	599
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	5,340	5,424
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	690	701
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2031	555	563
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2032	3,970	4,029
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2032	635	644
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2033	650	659
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2034	910	923
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2035	875	887
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2036	940	952
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2037	940	951
	Minnesota (State Office Building Project) COP	5.000%	11/1/2039	8,500	9,356
[3]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	5,000	5,510
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	2,000	2,219
[3]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	15,515	17,194
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2039	2,570	2,792
[3]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	3,250	3,534
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2040	3,600	3,888
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	4,000	4,292
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	4,085	4,356
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	5,590	5,926
[3]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	5,500	5,850
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2044	6,005	6,319
	Minnesota GO	5.000%	8/1/2026	13,000	13,076
	Minnesota GO	5.000%	8/1/2027	12,790	13,180
	Minnesota GO	5.000%	8/1/2028	13,105	13,815
	Minnesota GO	5.000%	8/1/2028	19,210	20,251
	Minnesota GO	5.000%	8/1/2029	21,800	23,465
	Minnesota GO	5.000%	8/1/2029	4,405	4,741
	Minnesota GO	5.000%	8/1/2035	9,535	9,582
	Minnesota GO	5.000%	10/1/2037	5,000	5,129
	Minnesota GO	5.000%	8/1/2038	12,700	14,297
	Minnesota GO	5.000%	8/1/2040	10,610	11,584
	Minnesota GO	5.000%	8/1/2042	5,270	5,705
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2026	1,030	1,035

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2027	1,080	1,086
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2028	1,135	1,141
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2029	1,195	1,201
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2030	1,250	1,256
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2031	1,310	1,316
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2032	1,380	1,385
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2033	1,445	1,450
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2033	650	684
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2034	1,520	1,525
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2034	300	315
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2035	650	681
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2040	2,005	2,150
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2041	2,210	2,363
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2042	1,725	1,836
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2043	2,650	2,806
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2044	2,690	2,831
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	1,625	1,650
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	2,165	2,274
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2033	3,230	3,333
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2033	1,235	1,283
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2035	3,500	3,575
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2036	2,215	2,250
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2037	3,705	3,748
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2037	2,305	2,330
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/2031	195	184
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/2031	150	142
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/2032	185	176
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/2032	255	239
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/2033	185	172
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/2033	190	178
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	1/1/2034	410	367
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/2034	260	240
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/2034	335	298
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/2034	775	709
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/2043	4,745	4,056
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	1/1/2044	525	428
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2048	1,305	1,309
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	2,091	2,087
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/2052	9,345	9,198
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	7,640	7,637
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/2053	7,105	7,490
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	3,595	3,845
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	2,510	2,790
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/2055	10,610	11,865
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	9,515	10,665
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2056	5,945	6,561
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	11,550	12,717
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	2,775	3,118
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2035	60,000	62,333
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	37,060	37,628
[4]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.432%	12/1/2052	17,000	16,963
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2027	14,595	14,883
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2027	11,620	11,850
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2037	810	553
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2039	1,250	779
	Moorhead Economic Development Authority Lease (Appropriation) Revenue	5.000%	2/1/2037	1,205	1,357
	Moorhead Economic Development Authority Lease (Appropriation) Revenue	5.000%	2/1/2040	1,440	1,591
	Moorhead Economic Development Authority Lease (Appropriation) Revenue	5.000%	2/1/2041	1,510	1,655
	Moorhead Economic Development Authority Lease (Appropriation) Revenue	5.000%	2/1/2042	1,585	1,723
	Moorhead Independent School District No. 152 GO	2.625%	2/1/2039	10,025	8,446
	Moorhead Independent School District No. 152 GO	3.000%	2/1/2042	2,990	2,586
	Moorhead MN Public Utility Electric Power & Light Revenue	4.000%	11/1/2042	1,350	1,362
	Osseo Independent School District No. 279 GO	5.000%	2/1/2027	1,350	1,374
	Osseo Independent School District No. 279 GO	4.000%	2/1/2038	27,755	28,118
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	9,135	10,386
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	11,050	12,483
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	6,750	7,435
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2037	19,000	19,434
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2039	20,750	21,073
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2040	11,250	11,399

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Washington County MN Independent School District No. 833 GO	5.000%	2/1/2040	8,150	9,020
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/2041	6,185	6,238
	South Washington County MN Independent School District No. 833 GO	5.000%	2/1/2041	8,450	9,303
	South Washington County MN Independent School District No. 833 GO	5.000%	2/1/2042	4,375	4,792
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	765	856
[3]	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2035	4,475	5,076
[3]	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2036	9,275	10,467
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2038	2,265	2,500
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2039	2,000	2,193
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2040	5,000	5,450
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	6,045	6,504
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2027	100	98
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2028	100	95
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2031	120	103
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2032	250	206
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2033	235	186
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2034	310	235
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2035	840	607
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2036	650	447
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2037	1,000	650
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2038	2,845	1,752
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	805	825
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	780	799
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,070	3,304
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	4,095	4,462
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,970	2,011
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	3,875	4,268
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	3,650	4,055
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,105	1,124
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	1,245	1,246
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	1,500	1,494
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,500	1,482
	University of Minnesota College & University Revenue	5.000%	4/1/2038	3,455	3,960
	University of Minnesota College & University Revenue	5.000%	4/1/2039	2,410	2,745
	University of Minnesota College & University Revenue	5.000%	9/1/2039	1,120	1,146
	University of Minnesota College & University Revenue	5.000%	4/1/2040	250	283
	Virginia Independent School District No. 706 GO	3.000%	2/1/2032	7,345	7,258
	Virginia Independent School District No. 706 GO	3.000%	2/1/2034	3,900	3,784
	Virginia Independent School District No. 706 GO	3.000%	2/1/2035	3,950	3,775
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/2027	1,660	1,686
	Westonka Independent School District No. 277 GO	4.000%	2/1/2043	910	916
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/2033	7,465	7,408
					898,998
Mississippi (0.3%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,665	3,670
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	11,095	11,044
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2032	5,480	5,517
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2033	3,785	3,807
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	4,880	4,904
	Medical Center Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	6/1/2042	4,180	4,453
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.500%	5/1/2026	1,305	1,305
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2028	2,315	2,404
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2031	2,890	3,170
[5]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/2041	1,000	831
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2029	5,545	5,884
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	4,090	4,423
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2031	2,590	2,841
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2032	11,500	12,761
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2029	3,000	3,184
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2030	3,000	3,244
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2031	5,000	5,485
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2032	10,000	11,096

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/2027	4,745	4,752
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2028	1,530	1,566
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2029	1,395	1,428
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2031	1,000	1,062
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2031	1,165	1,191
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	4.000%	6/1/2032	2,070	2,083
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2032	1,500	1,589
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	4.000%	6/1/2033	1,500	1,508
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2033	1,710	1,808
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2034	870	918
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2035	1,380	1,452
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2036	1,000	1,049
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2037	665	696
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2027	2,085	2,149
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2028	1,540	1,616
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2030	5,515	5,776
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2031	5,420	5,668
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2033	1,000	1,041
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2034	4,165	4,323
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2035	3,000	3,108
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2036	10,500	10,854
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2037	11,130	11,483
Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/2038	11,690	11,591
Mississippi GO	4.000%	12/1/2032	10	10
Mississippi GO, Prere.	5.000%	11/1/2026	1,250	1,264
Mississippi GO, Prere.	5.000%	11/1/2026	2,750	2,781
Mississippi GO, Prere.	5.000%	11/1/2026	3,635	3,677
Mississippi GO, Prere.	5.000%	11/1/2026	4,000	4,046
Mississippi Home Corp. Local or Guaranteed Housing Revenue	4.050%	12/1/2039	9,335	9,347
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,000	1,042
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	800	840
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	800	837
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	745	777
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2036	745	775
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,000	1,038
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2027	1,200	1,213
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2028	3,495	3,592
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2029	1,360	1,420
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2029	1,150	1,200
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2031	2,215	2,344
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2032	1,750	1,845
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2033	1,750	1,842
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2034	2,410	2,528
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/2033	875	881
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/2035	2,010	2,019
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2032	260	291
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2034	300	341
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2035	375	423
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2036	500	561
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2037	750	836
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2038	750	831
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2039	800	882
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2040	1,000	1,097
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2042	1,150	1,242
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2043	1,250	1,343
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2044	750	799
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	4.000%	10/1/2045	1,200	1,139
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/2033	1,500	1,508
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2035	2,565	2,581
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2036	1,540	1,546
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2037	1,740	1,747
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2038	3,220	3,232
Warren County MS Industrial Revenue	4.000%	9/1/2032	6,700	6,852

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Warren County MS Industrial Revenue	4.200%	5/1/2034	3,000	3,103
				244,406
Missouri (1.0%)
Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/2026	750	749
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	1,000	1,017
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,400	1,424
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	1,540	1,565
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	1,070	1,087
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	750	761
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	5,115	5,617
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	1,540	1,666
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,620	1,637
Center MO School District No. 58 GO	4.000%	3/1/2032	3,350	3,373
Center MO School District No. 58 GO	4.000%	3/1/2033	2,330	2,342
Center MO School District No. 58 GO	4.000%	3/1/2034	3,630	3,646
Independence MO School District GO	3.250%	3/1/2040	1,850	1,684
Independence MO School District GO	3.250%	3/1/2041	2,650	2,390
Jackson County MO Reorganized School District No. 7 GO	3.000%	3/1/2040	3,500	3,077
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2026	7,830	7,871
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2027	12,745	12,785
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2029	13,640	13,683
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2030	14,425	14,470
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2031	6,765	6,786
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/2037	1,765	1,866
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/2038	1,500	1,633
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/2043	3,700	4,148
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/2044	2,280	2,540
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/2035	150	145
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/2037	600	557
Jefferson County School District No. R-1 Northwest GO	5.250%	3/1/2041	1,500	1,609
Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/2042	3,955	4,008
Kansas City MO GO	5.000%	2/1/2032	240	268
Kansas City MO GO	5.000%	2/1/2033	300	339
Kansas City MO GO	5.000%	2/1/2035	250	288
Kansas City MO GO	5.000%	2/1/2036	400	459
Kansas City MO GO	5.000%	2/1/2037	450	513
Kansas City MO GO	5.000%	2/1/2040	500	559
Kansas City MO GO	5.000%	2/1/2041	650	721
Kansas City MO GO	5.000%	2/1/2042	800	881
Kansas City MO GO	4.000%	2/1/2043	6,150	6,127
Kansas City MO GO	4.000%	2/1/2044	1,725	1,715
Kansas City MO GO	5.000%	2/1/2045	450	484
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2030	1,190	1,191
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2031	1,740	1,741
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2031	1,510	1,564
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2033	2,020	2,087
Kansas City MO Sanitary Sewer System Sewer Revenue	3.000%	1/1/2037	2,500	2,348
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2038	500	560
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2040	1,875	2,071
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2041	1,310	1,435
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2044	1,000	1,070
Kansas City MO School District COP	5.000%	4/1/2033	2,000	2,243
Kansas City MO School District COP	5.000%	4/1/2034	4,195	4,739
Kansas City MO School District COP	5.000%	4/1/2035	4,405	5,007
Kansas City MO School District COP	5.000%	4/1/2041	5,805	6,343
Kansas City MO School District COP	5.000%	4/1/2042	6,100	6,616
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2034	6,295	7,130
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2035	4,000	4,563
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2036	7,940	8,992
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2037	9,080	10,216
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2038	4,250	4,757
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2039	3,005	3,335
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2040	3,900	4,309
Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2037	2,000	2,157
Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2038	3,355	3,606
Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2039	2,150	2,306
Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2040	1,250	1,337
Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2041	2,025	2,157
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2032	1,300	1,448

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2033	1,645	1,838
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2038	1,655	1,800
	Kansas City MO Water Revenue	5.000%	12/1/2036	2,550	2,906
	Kansas City MO Water Revenue	5.000%	12/1/2039	625	689
	Kansas City MO Water Revenue	5.000%	12/1/2041	1,200	1,310
	Kansas City MO Water Revenue	5.000%	12/1/2041	3,000	3,315
	Kansas City MO Water Revenue	5.000%	12/1/2042	1,895	2,057
	Kansas City MO Water Revenue	5.000%	12/1/2043	1,000	1,079
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	1,855	1,879
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/2026	2,095	2,098
	Liberty Public School District No. 53 GO	5.000%	3/1/2040	2,300	2,462
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/2033	5,500	5,425
[3]	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	1,565	1,676
[3]	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2032	4,125	4,623
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2035	4,690	4,773
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2036	2,415	2,456
[3]	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2038	2,265	2,566
[3]	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2039	2,405	2,708
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2039	4,260	4,816
[3]	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2040	1,000	1,120
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2041	4,785	5,070
[3]	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2046	5,000	5,380
[5]	Missouri Development Finance Board Intergovernmental Agreement Revenue (Lakeport Village Project)	6.000%	6/15/2040	6,000	6,056
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,055	1,056
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,820	1,875
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,995	2,117
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	2,105	2,225
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,355	1,435
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,425	1,502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,225	1,286
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,360	2,601
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	2,575	2,831
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	1,500	1,574
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	25,000	27,967
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	6,840	6,842
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	29,000	29,038
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2035	500	521
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	4,465	4,993
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	5,305	5,297
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	450	468
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	25,000	28,470
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,615	2,617
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	1,800	1,773
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	2,000	2,224
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	6,550	6,803
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	520	523
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	2,500	2,436
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	1,540	1,703
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2037	5,325	5,216
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2038	855	858
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	2,000	1,818
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2039	600	595
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2039	1,980	1,856
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	3,400	2,926
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	850	926
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2042	5,800	5,660
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	750	811
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2042	3,000	3,316
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2043	3,805	3,681
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	840	901
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2043	4,200	4,610
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,870	1,987
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2044	5,000	5,448
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2028	1,000	1,001
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2029	1,150	1,151
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2030	510	511

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2031	1,350	1,351
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2031	1,165	1,233
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2031	400	423
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	500	500
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	795	845
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	1,265	1,345
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2033	550	550
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2033	1,290	1,381
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2034	3,560	3,825
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2036	3,945	4,212
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2042	15,855	16,335
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2028	15,000	15,629
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	6,920	7,180
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/7/2026	3,740	3,740
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/2026	35,000	35,000
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2028	35,000	36,734
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	4.050%	11/1/2041	900	894
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	11/1/2047	490	405
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	1,690	1,684
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/2051	1,025	1,017
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/2052	7,680	7,652
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/2053	2,715	2,812
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/2053	2,310	2,451
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2037	665	738
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2038	415	459
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2039	910	1,006
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2040	515	567
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2041	660	723
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2042	615	671
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2035	1,000	1,133
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2036	750	852
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2037	1,000	1,127
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2038	1,000	1,121
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2039	2,000	2,226
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2040	1,500	1,661
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Missouri Solar Power Project)	5.250%	5/1/2043	2,995	3,272
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2032	1,660	1,830
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2033	3,000	3,338
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2034	2,425	2,725
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2032	5,245	5,251
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2034	7,810	8,879
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2036	7,935	8,930
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2037	4,590	5,137
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2039	1,850	2,049
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2035	10,010	10,215
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2038	9,810	9,891
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2039	5,315	5,345
[3]	Poplar Bluff MO Tax Increment/Allocation Revenue	4.500%	11/1/2035	605	602

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic School District No. R-3 GO	4.000%	3/1/2040	1,250	1,264
	Springfield MO Public Utility COP	5.000%	11/1/2043	17,475	18,693
	Springfield MO Public Utility COP	4.000%	11/1/2044	15,400	15,139
	Springfield MO Public Utility COP	4.000%	11/1/2045	16,000	15,491
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2029	750	808
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2030	1,095	1,199
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2031	1,125	1,248
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/2031	5,585	5,640
	St. Charles School District GO	3.000%	3/1/2039	3,025	2,684
	St. Charles School District GO	3.000%	3/1/2040	2,000	1,744
	St. Charles School District GO	3.000%	3/1/2041	1,800	1,539
	St. Louis Community College District COP	4.000%	4/1/2043	1,120	1,110
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	10,725	10,906
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/2042	1,500	1,584
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2031	2,500	2,655
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2032	4,060	4,303
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	2,700	2,855
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	1,700	1,914
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	2,250	2,374
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	1,250	1,419
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	5,570	6,009
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	2,000	2,147
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	2,250	2,395
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2026	1,155	1,147
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2027	4,020	3,859
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2028	3,585	3,326
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2029	2,680	2,397
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2030	3,590	3,088
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2026	1,000	993
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2027	3,475	3,336
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2028	3,100	2,876
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2029	2,320	2,075
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2030	3,105	2,671
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/2045	8,025	8,243
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/2033	2,000	1,544
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	5.000%	10/1/2040	6,750	7,083
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/2029	4,200	4,204
[1]	St. Louis School District GO	5.000%	4/1/2038	2,000	2,169
[1]	St. Louis School District GO	5.000%	4/1/2039	6,725	7,269
[1]	St. Louis School District GO	5.000%	4/1/2040	7,130	7,656
	Union R-XI School District GO	4.000%	3/1/2034	1,290	1,305
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/2033	2,850	2,242
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	20,975	23,085
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2031	2,000	2,235
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2032	2,305	2,611
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2034	11,445	13,239
					904,088
Montana (0.1%)
	Flathead County MT GO	5.000%	7/1/2036	785	908
	Flathead County MT GO	5.000%	7/1/2043	2,590	2,853
	Flathead County MT GO	5.000%	7/1/2044	1,920	2,101
	Flathead County MT GO	5.000%	7/1/2045	1,470	1,594
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	13,650	13,947
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	3/1/2034	3,750	3,807
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	12,535	12,726
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	6,080	6,080
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2038	640	725
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2039	675	760
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2040	840	941
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2041	825	919
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2042	355	392
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2043	1,000	1,097
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2045	1,075	1,159
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.250%	6/1/2054	1,705	1,838
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2055	2,750	2,977
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2055	1,740	1,912
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2056	2,820	3,094
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/2028	1,835	1,842

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	500	509
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	2,500	2,539
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	455	475
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	2,635	2,675
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	620	662
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	2,015	2,045
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	490	510
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	2,000	2,029
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,030	1,130
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,500	1,663
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	405	420
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,165	1,271
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	1,000	1,067
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	585	605
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,695	1,838
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2035	4,000	4,056
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	425	439
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	640	647
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	3,675	3,712
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	670	690
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2037	3,250	3,265
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	1,260	1,295
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,000	1,000
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	2,250	2,252
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,580	1,621
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2039	830	826
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (Montana Children's Home & Hospital Project)	3.000%	7/1/2040	2,020	1,798
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	2,380	2,530
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2034	2,525	2,433
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2036	890	833
[3]	Montana State Board of Regents College & University Revenue	5.000%	11/15/2044	705	769
[3]	Montana State Board of Regents College & University Revenue	5.000%	11/15/2045	995	1,076
					110,352
Multiple States (0.7%)
[8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/2030	12,885	11,860
[5,8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/2035	30,470	25,572
[5,8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/2036	18,920	17,482
[5,8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/2036	29,725	25,885
[8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	4.759%	8/25/2041	3,964	4,069
[5,8]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/2033	44,420	38,265
[5,8]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/2035	45,685	39,817
[8]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/2036	18,398	17,448
[4,5,8]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/2038	9,702	9,013
[4,8]	Freddie Mac Multifamily ML Certificates	2.951%	12/25/2038	42,398	36,663
[4,8]	Freddie Mac Multifamily ML Certificates	3.869%	5/25/2041	20,295	19,932
[4,8]	Freddie Mac Multifamily ML Certificates	4.326%	8/25/2041	57,005	57,754
[4,8]	Freddie Mac Multifamily ML Certificates	4.401%	3/25/2042	41,616	42,231
[4,8]	Freddie Mac Multifamily ML Certificates	4.283%	6/25/2042	12,987	13,149
[4,8]	Freddie Mac Multifamily ML Certificates	4.095%	11/25/2042	11,261	11,395
[4,8]	Freddie Mac Multifamily ML Certificates	2.802%	4/25/2043	59,546	50,603
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.922%	12/25/2036	51,913	51,240
[4,8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.144%	1/25/2040	35,682	34,970
[4,8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.555%	8/25/2040	26,526	26,413
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.270%	10/25/2040	36,052	36,228
[4,8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.291%	4/25/2042	10,567	10,950
[8]	Freddie Mac Pool	2.650%	4/1/2029	817	792
[4,8]	Freddie Mac Pool	4.641%	10/25/2040	16,490	16,861
					598,592
Nebraska (0.7%)
	Boys Town NE Health, Hospital, Nursing Home Revenue (Boys Town Project)	5.000%	7/1/2046	19,180	19,920
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	4,320	4,344
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2027	3,000	3,059
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	3,165	3,262
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2034	5,115	5,370
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2042	20,055	20,654
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	161,760	170,195
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	51,760	54,160
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	74,835	80,065

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	500	525
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	600	639
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	450	486
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	275	298
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	600	642
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	425	427
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	1,400	1,549
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	525	525
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	1,920	2,118
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	1,200	1,203
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	2,110	2,320
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	2,060	2,253
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	570	564
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	580	644
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	300	294
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	870	948
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	2,370	2,623
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	3,980	4,391
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	3,390	3,727
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	3,440	3,763
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	1,000	1,111
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	500	551
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2036	4,000	4,452
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/2038	1,475	1,482
	Elkhorn School District GO	4.000%	12/15/2032	325	334
	Elkhorn School District GO	4.000%	12/15/2033	375	384
	Elkhorn School District GO	4.000%	12/15/2034	350	357
	Elkhorn School District GO	4.000%	12/15/2035	350	356
	Gretna Public Schools GO	5.000%	6/15/2041	1,000	1,038
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	2,100	2,114
	Metropolitan Utilities District of Omaha Water System Water Revenue	5.000%	12/1/2032	4,495	5,095
	Metropolitan Utilities District of Omaha Water System Water Revenue	5.000%	12/1/2034	5,110	5,897
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2029	1,670	1,785
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/2031	2,075	2,114
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/2031	1,200	1,226
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/2032	1,275	1,306
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/2032	745	761
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/2033	1,710	1,489
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/2033	800	825
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/2033	500	514
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/2045	3,125	3,081
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,780	2,731
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	3/1/2055	1,480	1,655
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	3,255	3,608
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2031	17,540	19,162
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2035	2,200	2,509
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2035	3,000	3,421
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2036	1,310	1,503
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2036	2,500	2,869
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2037	1,625	1,854
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2037	2,400	2,738
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2038	3,500	3,744
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2039	9,335	9,947
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2039	4,820	5,136
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2040	1,270	1,349
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2040	5,065	5,381
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2040	1,500	1,678
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2040	1,500	1,678
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2041	5,320	5,626
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2044	2,500	2,710
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2044	4,020	4,357
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2045	2,000	2,148
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2045	4,155	4,463
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2046	2,000	2,129
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2046	4,000	4,257
	Omaha NE GO	5.000%	4/15/2030	345	376
	Omaha NE GO	5.000%	4/15/2040	740	814
	Omaha NE GO	5.000%	4/15/2041	900	982
	Omaha NE GO	5.000%	4/15/2042	775	842
	Omaha NE GO	5.000%	4/15/2043	800	868

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	6,525	6,547
	Omaha NE Sewer Revenue	4.000%	4/1/2034	650	670
	Omaha NE Sewer Revenue	4.000%	4/1/2035	500	512
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2035	3,265	3,359
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	7,250	7,453
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2037	2,600	2,670
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2038	1,150	1,253
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	1,500	1,626
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	5,000	5,607
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/2040	2,500	2,213
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2040	2,250	2,428
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2040	4,000	4,464
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2041	1,800	1,932
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2041	2,845	3,145
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	4,500	4,854
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	1,685	1,818
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	1,225	1,328
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	3,090	3,397
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	4,280	4,611
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	1,500	1,616
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	1,245	1,347
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	3,000	3,300
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2044	1,270	1,367
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2044	2,000	2,188
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2045	1,295	1,385
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2040	1,250	1,400
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2041	1,400	1,556
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2042	825	908
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2044	1,375	1,494
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2046	2,000	2,135
	Omaha School District GO	5.000%	12/15/2027	2,000	2,073
	Omaha School District GO	3.000%	12/15/2035	2,700	2,565
	Omaha School District GO	3.000%	12/15/2042	1,000	862
	Omaha-Douglas Public Building Commission GO	3.000%	5/1/2039	1,500	1,334
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2037	725	816
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2038	1,590	1,778
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2040	2,280	2,529
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2041	3,095	3,390
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2042	2,350	2,554
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2043	2,000	2,173
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2045	3,650	3,884
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2035	2,000	2,272
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2040	2,840	2,846
	Sarpy County School District No. 46 GO	5.000%	12/15/2036	210	226
	Sarpy County School District No. 46 GO	5.000%	12/15/2038	325	347
	Sarpy County School District No. 46 GO	5.000%	12/15/2039	340	362
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2027	3,470	3,477
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2029	1,600	1,599
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2030	4,065	4,050
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2031	4,030	3,992
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2032	4,265	4,193
					653,680
Nevada (0.8%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2034	980	994
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	17,350	18,458
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2040	3,300	3,444
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	3,550	3,697
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2042	3,325	3,453
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2035	10,390	10,600
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	6,600	6,726
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2037	5,530	5,629
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	13,425	13,555
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/2042	2,090	1,857
	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2043	1,000	1,002
	Clark County NV GO	5.000%	6/1/2027	2,625	2,693
	Clark County NV GO	4.000%	11/1/2031	5,950	5,979
	Clark County NV GO	4.000%	6/1/2032	12,000	12,120
	Clark County NV GO	4.000%	11/1/2032	1,015	1,019
	Clark County NV GO	5.000%	11/1/2032	3,000	3,196

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County NV GO	5.000%	6/1/2035	1,315	1,371
	Clark County NV GO	3.000%	7/1/2035	1,180	1,141
	Clark County NV GO	4.000%	12/1/2036	15,050	15,277
	Clark County NV GO	4.000%	12/1/2037	18,825	19,060
	Clark County NV GO	5.000%	6/1/2038	12,290	12,750
	Clark County NV GO	4.000%	12/1/2038	21,055	21,267
	Clark County NV Industrial Revenue	2.100%	6/1/2031	28,500	26,031
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2031	11,925	12,727
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2032	7,100	7,553
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2033	7,525	7,988
[1]	Clark County School District GO	4.000%	6/15/2030	10,505	10,645
[1]	Clark County School District GO	4.000%	6/15/2031	10,930	11,054
	Clark County School District GO	5.000%	6/15/2031	13,955	15,333
	Clark County School District GO	5.000%	6/15/2032	15,735	17,510
[2]	Clark County School District GO	3.000%	6/15/2033	6,585	6,359
[1]	Clark County School District GO	4.000%	6/15/2033	11,920	12,214
	Clark County School District GO	5.000%	6/15/2033	15,630	17,572
[2]	Clark County School District GO	3.000%	6/15/2034	10,920	10,425
[1]	Clark County School District GO	4.000%	6/15/2034	12,400	12,663
[1]	Clark County School District GO	5.000%	6/15/2034	1,000	1,081
[1]	Clark County School District GO	5.000%	6/15/2035	1,350	1,448
[1]	Clark County School District GO	4.000%	6/15/2036	1,250	1,270
[2]	Clark County School District GO	3.000%	6/15/2037	4,000	3,647
	Clark County School District GO	3.000%	6/15/2037	8,730	7,865
[1]	Clark County School District GO	4.000%	6/15/2037	1,250	1,264
	Clark County School District GO	3.000%	6/15/2038	11,595	10,275
[1]	Clark County School District GO	4.000%	6/15/2038	1,000	1,008
[2]	Clark County School District GO	3.000%	6/15/2039	3,540	3,096
	Clark County School District GO	3.000%	6/15/2039	9,395	8,173
[1]	Clark County School District GO	4.000%	6/15/2039	1,000	1,005
	Clark County School District GO	3.000%	6/15/2040	11,760	9,953
	Clark County School District GO	5.000%	6/15/2040	9,000	9,773
	Clark County School District GO	3.000%	6/15/2041	10,760	8,983
[1]	Clark County School District GO	3.000%	6/15/2041	10,000	8,713
	Clark County School District GO	4.000%	6/15/2044	2,500	2,411
	Clark County Water Reclamation District GO	4.000%	7/1/2032	1,110	1,112
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2026	565	567
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2027	1,815	1,822
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2028	1,620	1,703
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2031	300	301
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2036	1,500	1,661
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2037	1,350	1,399
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2038	1,350	1,480
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2038	1,725	1,785
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2039	700	763
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2040	1,250	1,359
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2041	1,990	2,157
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2042	2,365	2,552
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	12,690	13,021
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	2,300	2,465
	Las Vegas NV GO	4.000%	6/1/2030	4,610	4,614
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.000%	12/1/2039	400	416
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/2028	255	249
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.625%	6/1/2030	535	506
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/2031	525	487
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/2033	515	459
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/2036	820	693
	Las Vegas Valley Water District GO	3.000%	6/1/2032	8,085	8,031
	Las Vegas Valley Water District GO	3.000%	6/1/2033	13,080	12,953
	Las Vegas Valley Water District GO	5.000%	6/1/2035	4,150	4,158
	Las Vegas Valley Water District GO	5.000%	6/1/2035	6,000	6,011
	Las Vegas Valley Water District GO	5.000%	6/1/2038	19,610	20,557
	Las Vegas Valley Water District GO	4.000%	6/1/2039	3,300	3,353
	Las Vegas Valley Water District GO	5.000%	6/1/2039	3,550	3,712
	Las Vegas Valley Water District GO	4.000%	6/1/2041	9,240	9,319
	Las Vegas Valley Water District GO	4.000%	6/1/2042	1,090	1,092
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2032	28,000	28,295
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2033	16,170	16,320
	Nevada Highway Improvement Fuel Sales Tax Revenue	3.000%	12/1/2039	1,155	1,058
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2042	6,490	6,574

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2042	3,250	3,280
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2043	5,725	5,753
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2043	3,380	3,372
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/2052	2,200	2,298
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	750	767
[5]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/2042	1,095	1,143
	Reno NV Sales Tax Revenue	5.000%	6/1/2030	500	528
	Reno NV Sales Tax Revenue	5.000%	6/1/2031	500	527
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/2033	450	471
	Reno NV Sales Tax Revenue	5.000%	6/1/2035	500	524
	Reno NV Sales Tax Revenue	5.000%	6/1/2036	615	644
	Reno NV Sales Tax Revenue	5.000%	6/1/2037	500	522
	Reno NV Sales Tax Revenue	5.000%	6/1/2038	500	522
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/2038	650	673
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	600	666
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	500	543
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	600	648
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	925	989
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	690	734
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	650	686
[16]	Storey County School District GO	5.000%	6/1/2030	2,020	2,204
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2026	4,080	4,095
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2027	3,215	3,304
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2030	3,625	3,719
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2035	540	542
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2038	4,500	4,653
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	7,750	7,778
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	1,255	1,260
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	2,800	2,829
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	1,375	1,389
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	2,200	2,281
[1]	Washoe County NV School District GO	3.000%	10/1/2035	2,000	1,904
	Washoe County NV School District GO	3.000%	6/1/2039	6,960	6,299
	Washoe County NV School District GO	3.000%	6/1/2040	5,670	5,072
	Washoe County NV School District GO	4.000%	6/1/2040	4,490	4,582
	Washoe County NV School District GO	3.000%	10/1/2040	1,000	854
	Washoe County NV School District GO	3.000%	6/1/2041	7,385	6,531
	Washoe County NV School District GO	4.000%	6/1/2041	8,830	8,995
	Washoe County NV School District GO	3.000%	6/1/2042	6,105	5,319
	Washoe County NV School District GO	4.000%	10/1/2043	3,665	3,648
	Washoe County NV School District GO	3.000%	6/1/2044	8,070	6,742
	Washoe County NV School District GO	4.000%	10/1/2046	4,185	3,999
					689,620
New Hampshire (1.0%)
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue PUT	4.150%	10/1/2034	24,180	24,217
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2037	8,305	9,012
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	11,950	12,726
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	9,115	9,707
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	840	846
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	870	875
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	700	766
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	600	649
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	3,125	3,192
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	18,160	20,028
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,000	999
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	1,310	1,283
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/2038	1,780	1,849
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	1,375	1,317
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2041	1,650	1,538
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2042	4,050	4,346
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2043	8,320	8,879
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2044	8,765	9,291
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	21,155	21,157
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/2033	1,657	1,657
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Forestar Group Houston-Area Projects)	6.500%	12/1/2034	18,300	18,345
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	2,197	2,202
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	8,650	8,659
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/2030	4,485	4,487

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	15,909	15,874
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Astro Sunterra Project)	0.000%	12/15/2034	6,400	3,671
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	1,254	1,255
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Wild Flower Project)	0.000%	12/15/2033	3,724	2,358
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/2032	1,647	1,646
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	88,830	90,110
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/2036	3,623	3,682
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	7,900	7,887
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/2038	60,645	58,594
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/2039	38,407	36,484
[4]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.167%	1/20/2041	15,157	14,830
[4]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.167%	1/20/2041	2,624	2,537
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	26,085	26,024
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	31,211	30,492
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	3,990	3,715
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.824%	11/20/2042	49,650	48,379
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.824%	11/20/2042	13,510	12,602
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.162%	10/1/2051	17,178	16,767
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	30,407	31,299
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	3,350	3,441
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.125%	3/1/2036	32,481	31,852
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	3/1/2036	5,759	5,681
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.125%	3/1/2036	17,431	17,556
[5]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	2,703	2,699
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	8,300	8,638
	New Hampshire Business Finance Authority Revenue	4.000%	10/15/2035	41,853	41,340
	New Hampshire Business Finance Authority Revenue (Medical Center Hospital Projects)	5.875%	11/1/2045	34,000	33,786
[2]	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	7/1/2027	2,305	2,369
[2]	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	7/1/2028	1,700	1,786
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,180	2,184
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,830	2,835
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,830	2,835
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,770	2,775
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	2,920	2,930
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	3,050	3,060
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	2,880	3,159
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2033	500	511
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	3,020	3,333
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	430	437
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,175	2,388
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	700	708
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	3,205	3,503
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,650	1,698
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	665	669
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2037	740	740
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	6,835	6,863
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	5,200	5,608
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2040	20,680	20,045
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2041	5,725	6,257
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2042	1,090	1,183
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2043	25,000	23,446
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2043	4,720	5,090
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2044	9,660	10,306
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2045	10,000	10,543
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2053	785	834
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	2.000%	8/15/2034	4,365	3,756
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	4.000%	8/15/2043	1,000	1,003
					854,080
New Jersey (2.6%)
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/2026	4,695	4,729
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2042	530	558
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	500	535
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	280	299
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	1,050	1,140
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	395	429
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	935	1,028
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	430	473
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2032	2,000	2,222

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2032	810	900
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2033	2,510	2,814
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2033	1,110	1,244
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2034	2,380	2,686
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2034	1,000	1,128
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2035	765	858
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2035	750	841
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2036	1,000	1,114
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2037	1,230	1,362
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2038	1,000	1,101
	Cherry Hill Township School District GO	3.000%	8/1/2031	13,240	13,260
	Cherry Hill Township School District GO	3.000%	8/1/2032	2,283	2,279
[1]	Clifton Board of Education GO	2.000%	8/15/2027	1,920	1,884
[1]	Clifton Board of Education GO	2.000%	8/15/2028	2,975	2,882
[1]	Clifton Board of Education GO	2.000%	8/15/2031	6,500	6,004
[1]	Clifton Board of Education GO	2.000%	8/15/2032	6,750	6,118
[1]	Clifton Board of Education GO	2.000%	8/15/2033	6,750	5,996
[1]	Clifton Board of Education GO	2.000%	8/15/2034	5,500	4,781
	Essex County NJ GO	2.000%	9/1/2039	3,750	2,874
	Essex County NJ GO	2.000%	9/1/2040	3,750	2,790
	Essex County NJ GO	2.000%	9/1/2041	3,750	2,688
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2034	2,460	2,384
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2035	3,480	3,318
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2036	4,020	3,757
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2037	8,000	7,362
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2038	9,955	9,043
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2039	5,590	5,010
	Hudson County NJ GO	2.000%	11/15/2034	5,000	4,241
	Hudson County NJ GO	2.125%	11/15/2036	7,500	6,139
	Hudson County NJ GO	2.250%	11/15/2038	5,000	3,964
[2]	Lindenwold Boro School District GO	3.000%	2/1/2034	1,320	1,298
[2]	Lindenwold Boro School District GO	3.125%	2/1/2037	1,425	1,374
[2]	Montclair Public Schools GO	3.125%	1/15/2035	3,000	2,952
[2]	Montclair Public Schools GO	3.250%	1/15/2036	4,125	4,049
[2]	Montclair Public Schools GO	3.250%	1/15/2037	4,200	4,061
[2]	Montclair Public Schools GO	3.250%	1/15/2038	2,200	2,091
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	18,000	18,152
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	2,200	2,203
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2027	28,500	29,497
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	6,500	6,653
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	3,750	3,716
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	13,260	13,315
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2033	7,580	8,086
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2033	850	921
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	7,775	7,892
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2034	1,000	1,024
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2034	6,295	6,694
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	965	967
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2035	2,500	2,538
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2035	500	509
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2036	2,635	2,665
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2036	1,000	1,014
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2037	1,000	1,009
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2038	600	602
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2039	695	694
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2040	415	411
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2041	2,490	2,457
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2028	1,440	1,509
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2032	2,730	2,921
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2034	2,025	2,153
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2035	2,540	2,693

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	32,165	32,744
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	33,000	33,594
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	12,400	12,623
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2026	1,000	1,002
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2027	1,695	1,730
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2028	2,000	2,045
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2029	2,000	2,045
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2030	1,500	1,533
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/2029	625	625
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/2034	1,000	1,000
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	5,400	5,413
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2027	1,070	1,089
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	22,550	23,439
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	7,065	7,946
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	3,000	3,398
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2036	1,000	1,142
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2037	1,000	1,136
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/2026	2,500	2,506
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/2027	2,600	2,662
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2039	1,850	1,842
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2040	10,000	10,424
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2034	4,500	4,643
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2035	2,500	2,576
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	3,000	3,082
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2026	1,165	1,164
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	2,050	2,056
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	3,065	2,971
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	10,000	10,245
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2036	4,000	3,367
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2037	5,440	4,467
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2039	7,745	6,050
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2040	8,885	6,773
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	19,045	20,927
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	12,440	14,306
	New Jersey GO	2.000%	6/1/2026	2,040	2,038
	New Jersey GO	5.000%	6/1/2029	20,000	21,469
	New Jersey GO	2.000%	6/1/2031	20,500	19,005
	New Jersey GO	2.000%	6/1/2032	9,885	8,974
	New Jersey GO	3.000%	6/1/2032	21,975	22,026
	New Jersey GO	2.000%	6/1/2035	21,090	17,866
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2033	2,400	2,483
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,420	2,425
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,010	2,060
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,315	2,427
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,250	1,252
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	45,000	47,888
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,140	1,142
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,023
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	8,355	8,876
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,100	1,125
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,165	1,244
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	4,705	5,047
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	6,000	6,341
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,225	1,314
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	5,990	6,476
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,285	1,369
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	4,790	5,158
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,350	1,433
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,600	2,788
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,066
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	18,605	21,244

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,280	1,357
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	7,000	8,067
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2037	14,450	17,221
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,295	1,189
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2038	4,845	5,719
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	815	737
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2040	4,175	3,726
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,320	3,315
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	990	872
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2027	2,400	2,473
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2028	840	874
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,545	1,551
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,545	1,547
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	1,000	1,012
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2029	4,435	4,438
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/2040	1,220	968
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	2,000	1,573
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	4,090	4,241
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	3,895	4,343
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	2,035	2,036
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2039	5,135	3,878
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	1,315	1,349
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	14,245	14,741
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	21,925	22,688
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,095	1,148
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	34,355	36,387
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	2,355	2,519
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	26,200	23,544
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	2,355	2,113
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	14,835	14,874
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	19,150	19,200
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	31,160	27,050
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	6,010	5,217
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2030	16,040	16,918
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	4,160	4,170
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	45,590	38,236
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	16,795	17,635
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	15,150	15,874
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2034	6,000	6,155
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	5,000	5,527
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	11,295	11,811
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2035	5,000	5,107
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	6,255	4,470
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	4,525	3,234
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2036	2,195	2,433
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	23,500	16,063
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	14,000	9,569
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	4,225	4,657
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	2,305	1,507
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2038	5,335	5,340
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2038	2,000	2,194
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	6,760	4,210
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	4,415	4,373
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	6,930	7,261
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	11,880	11,684
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2042	5,375	5,276
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	5,200	5,479
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	5,025	5,612
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	1,900	2,115
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	1,750	1,938
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2036	1,750	1,954
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	2,660	2,915
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2038	15,040	15,052
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	3,325	3,627
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	6,250	6,893
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2039	11,735	11,628
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	9,000	9,871
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2040	2,355	2,325
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	6,420	6,937

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	10,500	11,456
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2041	6,165	6,064
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2041	13,000	14,115
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2042	7,600	7,461
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	13,340	14,402
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	6,150	6,596
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	5,000	5,098
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2035	5,250	5,656
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2036	4,250	4,560
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	3,500	3,502
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2038	8,250	8,790
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	10,410	10,295
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2039	5,250	5,574
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	3,195	3,154
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2040	5,250	5,555
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	31,830	35,547
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	38,500	43,408
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	30,000	34,076
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	16,680	18,944
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	2,000	2,216
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	5,000	5,512
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	14,750	16,534
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	3,000	3,291
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	8,030	8,955
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2039	12,445	13,795
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	8,800	9,691
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	5,130	5,721
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	9,000	9,796
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2032	12,300	13,737
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2033	5,000	5,637
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2033	10,000	11,275
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2036	4,115	4,642
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2038	4,000	4,503
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	1,925	2,123
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	1,000	1,098
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	4,000	4,388
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2034	12,650	9,438
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	48,105	29,956
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	43,800	25,911
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	2,000	2,031
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	6,660	6,824
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	2,825	2,941
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	2,645	2,803
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	3,035	3,266
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	20,000	22,313
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	11,930	13,310
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	3,000	3,272
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	16,000	18,072
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	20,000	22,590
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	2,135	2,355
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	28,270	32,266
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	2,480	2,756
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	2,000	2,024
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	3,500	4,027
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	6,770	7,789
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	1,155	1,290
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	5,700	6,580
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2037	7,000	7,190
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	5,975	5,969
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	6,300	6,888
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	6,000	6,534
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	8,875	9,659
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	3,180	3,510

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	5,700	6,166
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	13,000	14,064
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	2,475	2,711
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	2,500	2,716
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/2042	1,500	1,623
	Passaic County NJ GO	0.050%	11/1/2034	3,000	2,123
	Paterson NJ GO	4.750%	3/1/2027	34,000	34,004
	Pennsauken Township NJ GO	4.000%	3/1/2037	2,205	2,266
	Pennsauken Township NJ GO	4.000%	3/1/2038	2,295	2,345
	Pennsauken Township NJ GO	4.000%	3/1/2039	2,390	2,429
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	1,290	1,389
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2031	1,250	1,343
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2032	1,000	1,070
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2033	250	267
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2040	8,025	7,982
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2041	4,775	5,044
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	19,510	19,545
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	26,895	27,514
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	4,330	4,514
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	18,820	19,588
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	7,480	7,782
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	25,070	26,006
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	22,515	23,346
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	10,350	10,725
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	38,040	39,413
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	31,625	32,625
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2036	37,000	38,162
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,415	3,421
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2037	22,500	23,164
	Toms River Board of Education GO	3.000%	7/15/2031	6,000	5,725
	Toms River Board of Education GO	3.000%	7/15/2032	5,900	5,557
	Toms River Board of Education GO	3.000%	7/15/2034	8,720	7,998
	Toms River Board of Education GO	3.000%	7/15/2035	3,120	2,819
	Verona Township NJ GO	4.000%	6/1/2040	1,760	1,776
					2,244,449
New Mexico (0.3%)
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/2033	650	639
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/2034	400	388
	Albuquerque NM Gross Receipts Tax Miscellaneous Taxes Revenue	5.000%	7/1/2040	4,550	4,927
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun & Four Corners Projects)	2.150%	4/1/2033	14,960	13,045
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun & Four Corners Projects)	2.150%	4/1/2033	21,350	18,617
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	5,215	5,332
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/2029	19,385	18,151
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	4,005	4,095
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	5,765	5,894
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	13,420	12,566
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	20,390	19,092
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	12,750	12,957
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	900	928
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	830	866
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,375	1,441
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	1,000	1,042
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/2033	2,040	2,030
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	1,360	1,343
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	1,000	980
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2035	1,195	1,196
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,000	1,039
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/2053	1,490	1,514
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/2054	1,525	1,636
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	109,650	116,552
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	1,435	1,439
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/2034	545	554
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/2039	960	963
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	4.000%	5/1/2033	3,785	3,693
					252,919

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York (13.1%)
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2035	1,250	1,410
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2037	1,750	1,957
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2038	1,250	1,391
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2039	2,000	2,212
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2040	2,000	2,204
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2041	1,000	1,124
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2042	1,750	1,952
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2039	7,925	8,326
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2042	2,600	2,935
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2043	2,815	3,155
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2044	1,165	1,289
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2026	3,015	3,023
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2030	8,500	8,580
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2031	9,120	7,528
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2032	18,000	14,261
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2033	14,105	10,699
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2035	3,000	2,079
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	2,460	2,601
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,200	1,280
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,220	1,297
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/2036	1,100	1,024
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	1,565	1,571
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2036	1,600	1,577
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2035	1,200	1,135
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2033	1,340	1,357
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2034	1,000	1,012
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2036	1,010	1,022
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2037	1,035	1,046
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/2042	600	603
[5]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.000%	7/1/2035	750	765
[5]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.625%	7/1/2045	2,000	2,017
[5]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.000%	6/1/2032	1,525	1,552
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2031	775	835
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	560	608
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2033	715	773
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2036	575	612
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2037	1,390	1,473
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2042	2,550	2,649
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	4.250%	6/15/2035	925	918
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	4.750%	6/15/2040	1,900	1,896
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2026	3,660	3,662
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2027	3,305	3,307
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2029	1,750	1,751
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	4,515	4,487
[5]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2031	9,430	9,372
[5]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.375%	12/15/2035	8,895	8,859
[5]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.875%	12/15/2040	17,225	17,261
	Build NYC Resource Corp. Miscellaneous Revenue (Urban Resource Institute Project)	4.125%	12/1/2035	1,000	1,029
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	1,020	1,023
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	430	431
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	960	963
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	1,010	1,047
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	185	185
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2031	380	381

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	200	200
Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	450	483
Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2033	475	509
Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2034	500	533
Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2035	520	525
Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2036	540	542
Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2038	580	573
Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2039	605	593
Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2040	625	604
Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2042	675	633
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,460	1,464
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,470	5,482
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,915	3,013
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	28,920	29,407
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	44,080	44,780
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	8,620	8,747
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	46,400	47,101
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	6,200	6,252
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	9,800	9,840
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	10,000	10,036
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	15,355	13,459
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	10,000	10,008
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	9,460	10,073
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	6,785	7,023
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	11,890	12,773
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	1,085	1,065
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	5,000	5,288
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	13,000	12,473
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2045	7,200	7,673
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2046	1,565	1,639
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2046	9,905	10,537
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2047	10,105	10,650
Empire State Development Corp. Intergovernmental Agreement Revenue, ETM	5.000%	3/15/2029	7,050	7,531
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2037	5,000	5,091
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2037	4,295	4,544
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	13,000	13,178
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	7,000	7,387
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	9,830	8,628
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	54,525	47,470
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	5,000	5,238
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2042	52,975	45,497
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	1,225	1,177
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	1,350	1,295
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	17,755	16,740
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2030	125	129
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2032	575	591
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2033	525	539
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2034	875	898
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2035	1,305	1,338
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2036	1,825	1,870
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	425	457
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	600	648
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	750	807
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	820	878
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,205	1,276
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	1,895	1,997
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	1,760	1,847
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	1,920	2,041
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	425	438
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,130	2,237
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,105	1,153

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	1,350	1,388
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,060	1,081
Geneva Development Corp. College & University Revenue	5.000%	2/1/2034	1,830	2,034
Geneva Development Corp. College & University Revenue	5.000%	2/1/2035	1,920	2,145
Geneva Development Corp. College & University Revenue	5.000%	2/1/2037	1,115	1,237
Geneva Development Corp. College & University Revenue	5.000%	2/1/2039	500	548
Geneva Development Corp. College & University Revenue	5.000%	2/1/2043	1,400	1,492
Geneva Development Corp. College & University Revenue	5.000%	2/1/2044	1,000	1,056
Geneva Development Corp. College & University Revenue	5.000%	2/1/2045	1,625	1,699
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	14,035	14,262
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	24,000	24,371
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2036	24,300	24,637
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	2,160	2,188
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2040	5,000	5,032
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2042	13,000	12,975
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	3,000	3,034
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	2,060	2,120
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	1,000	1,028
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	8,600	8,988
Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/2036	5,225	4,996
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	2,000	2,051
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	5,885	6,129
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	3,850	4,002
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	1,500	1,600
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	1,625	1,755
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	2,000	2,144
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2045	10,000	10,836
Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	1,645	1,635
Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	42,855	42,882
Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	11,480	11,457
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2032	4,000	4,035
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	27,000	27,196
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2033	10,900	11,016
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	11,445	11,562
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	5,000	5,146
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	5,000	5,049
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	59,800	60,353
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2038	1,000	1,008
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	1,855	2,049
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2042	4,500	5,032
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	1,345	1,464
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	3,725	4,019
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	6,630	7,089
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	20,000	21,209
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	9,930	10,369
Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	8,000	6,517
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	4,000	4,050
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	2,795	2,830
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	4,515	4,715
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,585	3,652
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,855	1,890
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	5,000	5,093
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	2,050	2,071
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	45,285	47,189
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	845	846
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	9,730	10,662
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2031	63,305	64,520
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,395	3,532
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	790	791
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	640	646
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,925	4,358
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	21,825	24,235
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	5,775	4,644
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	5,795	6,506
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	4,420	4,584
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	30,000	33,979
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	9,685	10,970
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	32,120	36,609
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	17,435	19,872
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	18,065	20,590

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	13,675	15,597
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	16,630	19,033
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	1,230	1,232
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	15,930	16,037
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	41,325	41,302
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	3,260	3,413
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	13,900	15,301
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	7,925	7,756
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	2,000	2,088
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	7,000	7,589
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	13,760	14,978
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	16,680	18,230
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	28,000	27,318
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	14,495	14,142
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	5,705	6,176
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	40,355	43,852
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	12,500	11,823
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	26,000	25,123
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	16,720	16,156
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	12,440	13,363
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	12,280	13,236
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	10,000	10,398
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	4,300	4,112
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,415	1,360
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	6,505	6,221
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	14,435	13,873
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	19,750	20,455
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	1,200	1,278
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	9,745	10,631
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	5,225	4,973
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	13,410	14,124
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	5,450	5,770
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	4,000	3,705
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,300	2,129
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	7,000	6,500
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	3,500	3,588
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,085	4,640
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	12,780	11,716
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	34,285	36,659
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2033	1,765	1,802
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/2044	8,000	8,119
	Monroe County NY GO	2.000%	6/1/2033	1,755	1,542
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2037	745	818
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2038	800	877
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2040	1,150	1,245
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2041	1,000	1,073
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2042	1,000	1,067
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2044	1,615	1,711
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2029	1,325	1,402
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2030	3,250	3,473
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2035	2,750	2,735
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2036	1,745	1,717
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/2037	4,080	3,512
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,240	3,248
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,090	3,105
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	2,000	2,282
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	2,400	2,717
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	2,425	2,730
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	4,240	4,747

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2040	9,040	10,066
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	5,815	6,434
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2042	4,105	4,514
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/2033	4,735	4,735
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/2035	9,120	7,684
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.150%	11/1/2036	1,145	954
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2038	7,860	7,645
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2039	14,900	13,526
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/2040	33,000	26,364
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.600%	11/1/2043	1,000	1,012
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	650	658
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	1,070	1,089
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	2,500	2,501
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	12,405	12,409
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	31,785	31,793
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	1,000	1,008
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	18,750	18,922
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	5,800	5,882
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	12,315	12,320
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	4,470	4,487
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	5,330	5,354
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	15,545	15,718
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	8,120	8,251
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	54,760	54,967
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2030	3,960	3,948
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	11,545	11,481
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	19,000	18,890
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	4.000%	1/1/2032	2,405	2,502
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2036	2,005	1,908
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2039	1,500	1,357
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2040	3,000	2,676
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2028	2,600	2,705
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	9,475	8,969
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	31,000	28,223
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	17,300	15,493
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	7,500	6,604
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2031	1,435	1,219
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2032	275	225
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	18,290	20,617
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	10,205	10,459
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2033	9,820	10,092
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,795	1,836
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,975	2,316
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	1,000	1,023
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	18,000	18,590
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	15,040	15,633
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	2,430	2,856
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	1,940	1,949
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	5,290	5,296
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	5,080	5,273
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	88,110	92,693
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	1,500	1,707
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2040	2,170	1,918
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	7,100	7,034
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,000	3,176
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	8,000	8,285
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	2,500	2,575
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	6,190	6,508
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	2,000	1,988
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	9,000	8,948
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	19,730	18,353
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	8,155	8,105
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	9,910	9,896
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	24,685	24,447
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	3,000	3,261
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	43,500	47,826
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	5,390	5,880
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	2,165	2,097
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	14,300	13,814
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	11,780	12,575

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	16,810	17,894
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	3,090	3,289
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	10,250	10,983
[5]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.800%	5/1/2026	11,400	11,400
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.400%	5/1/2026	10,675	10,675
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	14,625	15,020
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	3,000	3,127
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	16,500	17,169
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	4,000	4,222
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2038	2,500	2,273
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2038	23,165	23,293
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2039	8,750	7,799
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2041	1,355	1,160
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	3,820	3,996
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	1,195	1,250
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	3,890	4,062
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	845	881
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2035	2,000	2,095
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	2,500	2,525
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2036	2,785	2,898
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2036	5,000	5,203
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	6,800	6,852
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	5,000	5,038
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	5,000	5,028
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2038	3,350	3,478
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	5,200	5,379
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	11,475	11,865
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2034	15,000	17,322
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2035	3,000	3,487
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2036	19,045	21,977
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2037	9,640	11,051
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2038	21,340	24,317
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2038	1,180	1,345
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	9,575	10,848
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	10,000	11,330
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	1,240	1,405
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	14,625	16,492
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	1,300	1,466
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	12,675	14,211
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	6,970	7,756
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	4,945	5,461
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	3,560	3,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2027	2,000	2,048
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	2,120	2,220
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	14,185	15,010
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	8,685	9,190
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	4,500	4,808
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	1,000	1,068
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	5,160	5,567
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	7,240	7,245
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	10,000	10,886
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	2,000	2,177
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	1,625	1,769
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	6,200	6,805
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	2,095	2,299
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	3,390	3,721
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	1,815	1,992
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	5,000	5,530
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	6,080	6,724
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	17,345	19,320
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	9,175	10,220
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	10,075	10,246
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	5,000	5,592
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	3,620	4,049
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	2,755	3,081
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	2,645	2,958
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	15,855	16,295
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	20,375	22,923
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	33,655	37,864
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	7,105	7,993

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,610	4,061
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	9,150	10,294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	12,645	14,226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	3,500	3,558
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	10,500	10,731
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	3,500	3,955
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	2,850	3,220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	3,530	3,988
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	7,985	8,023
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	14,085	14,468
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	20,000	20,543
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	8,000	9,083
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	22,095	25,087
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	14,415	14,723
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	5,000	5,007
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	1,975	2,253
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	8,000	9,124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	10,000	10,045
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	24,110	24,745
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2034	24,500	25,258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	2,925	3,348
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	17,420	19,940
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	2,535	2,902
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2034	8,000	9,016
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	9,545	9,695
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	17,060	17,413
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	7,045	7,055
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	5,460	5,752
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	2,700	3,081
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	4,250	4,866
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	8,930	8,983
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	20,000	20,508
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	15,000	15,600
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	28,385	29,521
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	5,000	5,130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	1,220	1,255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	5,000	5,685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	2,555	2,932
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	6,000	6,884
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2035	3,000	3,357
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	10,095	10,245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	1,890	2,065
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	5,040	5,153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	10,000	10,224
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	24,240	24,713
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	2,910	3,057
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	4,630	5,246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	7,350	8,382
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	7,000	7,023
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	13,000	13,324
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	25,000	25,599
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	18,000	18,678
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	47,000	48,770
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	27,145	27,441
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	3,000	3,069
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	20,260	21,730
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	6,620	7,321
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	13,510	15,271
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	17,000	19,216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	7,235	8,178
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	6,295	7,192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2036	6,735	7,515
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	10,050	10,191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	4,000	4,557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	4,100	4,171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	3,000	3,311
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	7,690	8,723
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	6,000	6,806
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	6,895	6,944
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	9,000	9,173

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	24,090	24,635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	35,000	36,259
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	11,940	10,970
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	24,035	24,205
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	11,000	11,213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	14,610	16,365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	4,000	4,484
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	1,810	2,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	36,875	41,482
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	7,335	8,251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	5,340	5,934
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	8,985	9,140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	2,710	2,757
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	7,270	7,354
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	9,185	9,291
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	6,000	6,188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,060	2,096
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,000	2,197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,000	2,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	14,605	16,477
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	7,365	8,309
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	6,630	6,636
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	1,000	1,014
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	5,710	5,908
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	1,445	1,495
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	21,790	21,870
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	5,300	5,351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	2,825	2,852
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	1,760	1,767
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	8,000	8,091
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	3,945	3,994
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	10,000	10,829
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	1,440	1,593
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	27,595	30,683
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	7,000	7,834
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	16,110	18,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	9,000	10,140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	6,700	7,414
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	1,800	1,992
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	8,860	8,951
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	3,365	3,632
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	4,495	4,525
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	4,800	4,832
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5,000	5,082
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5,000	5,152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	2,400	2,625
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	3,000	3,299
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	7,000	7,856
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	5,000	5,100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	1,370	1,221
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	6,935	6,943
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	14,465	14,534
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	22,375	23,119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	1,015	1,057
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,720	3,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	1,430	1,593
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2039	10,000	11,020
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	31,475	31,517
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	6,955	7,479
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	7,485	7,572
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	1,825	2,046
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	1,415	1,415
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	10,000	10,001
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	20,000	20,025
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5,000	5,204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5,000	5,146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	3,130	3,412
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	6,000	6,574
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	4,925	5,502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2040	2,000	2,266

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	27,000	23,749
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	13,490	13,744
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	9,810	10,126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	5,000	4,973
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	20,000	20,635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	9,325	10,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	1,500	1,647
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	15,000	16,460
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2041	4,960	4,487
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	14,770	14,639
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	1,675	1,660
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	16,455	17,555
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	3,185	3,448
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	2,035	2,251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	5,000	4,949
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	4,795	5,204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	14,000	15,267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	5,000	5,453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	4,870	5,335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,000	1,096
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	5,910	6,522
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	6,395	7,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2041	6,965	7,862
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	31,150	26,980
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	3,855	3,772
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	37,985	37,543
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	19,490	20,102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	1,500	1,635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	5,000	4,918
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	15,000	16,136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	5,425	5,870
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	3,710	4,078
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	12,565	12,342
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	13,000	14,078
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	22,060	23,930
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	6,480	7,059
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	8,505	9,264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	5,095	5,585
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	8,950	9,850
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	15,035	16,547
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2042	1,500	1,677
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	7,105	6,985
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	14,750	15,190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	4,300	4,216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	2,500	2,454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	4,000	3,922
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	1,000	982
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	9,000	9,865
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	3,505	3,861
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	7,240	7,046
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	3,255	3,168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	6,085	6,143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	14,000	14,972
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	6,930	7,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	3,785	4,138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	8,000	8,613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	38,615	41,689
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	21,845	23,676
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	5,560	6,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	24,120	26,360
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	8,000	8,845
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2043	5,000	5,569
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	4,000	3,884
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	12,730	13,810
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	6,395	6,963
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	2,000	2,190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	10,000	10,646
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	7,500	8,047
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	7,810	8,502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	4,000	3,846

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	15,815	17,065
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	8,605	9,285
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	6,850	7,444
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2044	6,500	7,198
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	13,555	14,626
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	5,105	5,528
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	4,000	4,218
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	13,000	13,770
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	4,415	4,732
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	4,000	4,223
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	13,000	13,792
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	2,010	2,145
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	14,150	13,479
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	18,555	19,745
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	4,345	4,558
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	6,050	6,356
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	4,400	4,634
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	14,700	15,520
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	10,000	10,534
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	18,465	19,495
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	28,160	29,322
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	11,000	11,478
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	5,805	6,056
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	2/1/2048	16,055	17,550
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2030	11,555	12,557
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2032	3,795	4,206
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2033	1,565	1,615
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2034	9,730	9,991
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2035	4,145	4,716
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2034	5,500	3,969
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2041	2,110	2,119
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	120,380	123,943
[5]	New York GO TOB VRDO	3.800%	5/1/2026	1,900	1,900
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	7,935	6,609
[5]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	6,310	6,315
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	117,625	113,246
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	35,790	33,782
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	42,350	39,786
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	10,985	9,169
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	6,610	5,607
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	9,940	8,420
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	14,680	11,303
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/2030	7,500	6,729
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/2031	5,735	5,081
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/2032	7,000	6,192
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/2033	10,065	8,745
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/2034	18,890	16,379
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/2035	15,565	13,419
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/2036	2,155	1,851
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/2036	3,025	2,620
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	120,960	96,044
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	10,000	7,523
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/2036	3,845	3,259
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	2,500	2,091
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2051	3,075	3,042
	New York NY GO	5.000%	8/1/2026	24,805	24,944
	New York NY GO	5.000%	8/1/2026	12,875	12,947
	New York NY GO	5.000%	8/1/2026	1,785	1,795
	New York NY GO	5.000%	8/1/2027	1,000	1,029
	New York NY GO	5.000%	8/1/2028	1,640	1,724
	New York NY GO	5.000%	3/1/2029	5	5
	New York NY GO	5.000%	8/1/2029	1,000	1,072
	New York NY GO	5.000%	8/1/2029	1,000	1,072
	New York NY GO	5.000%	8/1/2029	13,770	14,755
	New York NY GO	5.000%	8/1/2030	5,545	6,043
	New York NY GO	5.000%	8/1/2030	14,720	16,041
	New York NY GO	5.000%	8/1/2030	12,510	13,632
	New York NY GO	5.000%	3/1/2031	5	5
	New York NY GO	4.000%	8/1/2031	20,000	20,025
	New York NY GO	5.000%	8/1/2031	8,635	9,535

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/2031	2,945	3,252
New York NY GO	5.000%	8/1/2031	18,670	20,616
New York NY GO	5.000%	9/1/2031	1,450	1,603
New York NY GO	5.000%	8/1/2032	2,675	2,991
New York NY GO	5.000%	8/1/2032	23,075	25,800
New York NY GO	5.000%	8/1/2032	5,375	6,010
New York NY GO	5.000%	4/1/2033	1,000	1,038
New York NY GO	5.000%	8/1/2033	5,000	5,168
New York NY GO	5.000%	8/1/2033	4,000	4,304
New York NY GO	5.000%	8/1/2033	13,980	15,786
New York NY GO	5.000%	8/1/2033	4,470	5,047
New York NY GO	5.000%	10/1/2033	1,250	1,393
New York NY GO	5.000%	8/1/2034	3,875	4,155
New York NY GO	5.000%	8/1/2034	8,865	10,095
New York NY GO	5.000%	12/1/2034	4,000	4,042
New York NY GO	5.000%	2/1/2035	4,435	5,059
New York NY GO	3.000%	3/1/2035	7,540	7,243
New York NY GO	5.000%	4/1/2035	8,000	8,268
New York NY GO	4.000%	8/1/2035	2,735	2,794
New York NY GO	5.000%	8/1/2035	2,000	2,138
New York NY GO	5.000%	8/1/2035	5,000	5,718
New York NY GO	5.000%	8/1/2035	9,000	10,292
New York NY GO	4.000%	10/1/2035	3,000	3,048
New York NY GO	5.000%	10/1/2035	5,000	5,115
New York NY GO	5.000%	12/1/2035	3,000	3,030
New York NY GO	5.000%	12/1/2035	11,695	12,204
New York NY GO	5.000%	2/1/2036	4,620	5,262
New York NY GO	5.000%	3/1/2036	7,840	8,454
New York NY GO	5.000%	4/1/2036	12,750	13,156
New York NY GO	4.000%	8/1/2036	3,015	3,063
New York NY GO	5.000%	8/1/2036	6,000	6,847
New York NY GO	5.000%	8/1/2036	1,960	2,249
New York NY GO	5.000%	10/1/2036	4,000	4,086
New York NY GO	5.000%	10/1/2036	3,620	3,823
New York NY GO	5.000%	2/1/2037	5,830	6,595
New York NY GO	4.000%	8/1/2037	22,745	22,881
New York NY GO	5.000%	8/1/2037	10,625	12,043
New York NY GO	5.000%	9/1/2037	4,275	4,654
New York NY GO	4.000%	10/1/2037	24,185	24,327
New York NY GO	5.000%	10/1/2037	5,000	5,642
New York NY GO	5.000%	12/1/2037	11,900	12,349
New York NY GO	5.000%	2/1/2038	12,000	13,460
New York NY GO	5.000%	2/1/2038	1,955	2,214
New York NY GO	5.000%	3/1/2038	2,695	2,841
New York NY GO	4.000%	8/1/2038	10,000	10,020
New York NY GO	5.000%	8/1/2038	7,000	7,408
New York NY GO	5.000%	8/1/2038	1,465	1,608
New York NY GO	5.000%	8/1/2038	20,000	22,474
New York NY GO	5.000%	9/1/2038	2,200	2,384
New York NY GO	5.000%	10/1/2038	4,420	4,643
New York NY GO	5.000%	2/1/2039	8,545	9,521
New York NY GO	5.000%	3/1/2039	1,700	1,811
New York NY GO	5.250%	5/1/2039	4,455	4,868
New York NY GO	4.000%	8/1/2039	2,705	2,700
New York NY GO	5.000%	8/1/2039	14,000	14,643
New York NY GO	5.000%	8/1/2039	7,205	7,969
New York NY GO	5.000%	8/1/2039	20,000	22,323
New York NY GO	5.000%	9/1/2039	2,800	3,021
New York NY GO	5.000%	10/1/2039	3,280	3,437
New York NY GO	5.000%	10/1/2039	5,685	5,787
New York NY GO	5.000%	10/1/2039	6,000	6,671
New York NY GO	5.250%	10/1/2039	2,750	3,016
New York NY GO	5.000%	2/1/2040	7,500	8,311
New York NY GO	4.000%	3/1/2040	14,415	14,295
New York NY GO	5.000%	4/1/2040	7,385	8,001
New York NY GO	5.000%	4/1/2040	2,000	2,188
New York NY GO	4.000%	8/1/2040	23,300	22,922
New York NY GO	4.000%	8/1/2040	3,550	3,508
New York NY GO	5.000%	8/1/2040	875	951
New York NY GO	5.000%	8/1/2040	5,425	5,968

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/2040	18,190	20,186
	New York NY GO	5.000%	9/1/2040	19,185	21,019
	New York NY GO	5.250%	9/1/2040	36,525	39,869
	New York NY GO	4.000%	10/1/2040	9,000	8,840
	New York NY GO	5.000%	10/1/2040	9,000	9,949
	New York NY GO	5.250%	10/1/2040	2,925	3,195
	New York NY GO	5.000%	2/1/2041	7,500	8,243
	New York NY GO	3.000%	3/1/2041	6,900	5,829
	New York NY GO	4.000%	3/1/2041	14,630	14,382
	New York NY GO	5.000%	3/1/2041	1,350	1,380
	New York NY GO	4.000%	4/1/2041	11,000	10,813
	New York NY GO	5.000%	4/1/2041	16,345	17,606
	New York NY GO	5.250%	5/1/2041	5,000	5,421
	New York NY GO	5.000%	8/1/2041	1,250	1,350
	New York NY GO	5.000%	8/1/2041	8,455	9,254
	New York NY GO	5.000%	8/1/2041	13,955	15,399
	New York NY GO	5.000%	9/1/2041	14,210	15,498
	New York NY GO	3.000%	10/1/2041	21,575	18,258
	New York NY GO	5.000%	10/1/2041	5,900	6,493
	New York NY GO	5.250%	10/1/2041	3,440	3,747
	New York NY GO	5.000%	12/1/2041	31,000	31,218
	New York NY GO	5.000%	2/1/2042	4,000	4,363
	New York NY GO	4.000%	3/1/2042	1,025	1,002
	New York NY GO	5.000%	3/1/2042	1,385	1,457
	New York NY GO	4.000%	4/1/2042	4,200	4,105
	New York NY GO	4.000%	4/1/2042	17,640	17,242
	New York NY GO	5.250%	5/1/2042	13,150	14,182
	New York NY GO	4.000%	8/1/2042	13,300	12,888
	New York NY GO	5.000%	8/1/2042	11,590	12,123
	New York NY GO	5.000%	8/1/2042	1,750	1,879
	New York NY GO	5.000%	8/1/2042	10,000	10,866
	New York NY GO	5.000%	8/1/2042	9,510	10,411
	New York NY GO	5.000%	9/1/2042	5,000	5,327
	New York NY GO	5.000%	9/1/2042	24,840	26,903
	New York NY GO	5.000%	10/1/2042	11,445	12,499
	New York NY GO	5.000%	2/1/2043	6,000	6,504
	New York NY GO	5.000%	3/1/2043	1,780	1,849
	New York NY GO	5.000%	4/1/2043	5,000	5,098
	New York NY GO	5.000%	4/1/2043	7,000	7,516
	New York NY GO	5.250%	4/1/2043	8,500	9,207
	New York NY GO	5.250%	5/1/2043	2,500	2,683
	New York NY GO	5.000%	8/1/2043	1,105	1,146
	New York NY GO	5.000%	8/1/2043	1,810	1,934
	New York NY GO	5.000%	8/1/2043	4,500	4,861
	New York NY GO	5.000%	8/1/2043	6,960	7,571
	New York NY GO	5.000%	9/1/2043	13,880	14,949
	New York NY GO	5.000%	10/1/2043	1,930	2,006
	New York NY GO	4.000%	12/1/2043	1,690	1,624
	New York NY GO	5.000%	2/1/2044	5,540	5,959
	New York NY GO	5.000%	3/1/2044	18,260	19,462
	New York NY GO	5.500%	5/1/2044	7,840	8,487
	New York NY GO	5.000%	8/1/2044	7,140	7,580
	New York NY GO	5.000%	9/1/2044	13,810	14,768
	New York NY GO	5.000%	10/1/2044	6,710	7,226
	New York NY GO	5.000%	12/1/2044	4,450	4,555
	New York NY GO	5.000%	2/1/2045	2,800	2,999
	New York NY GO	5.000%	3/1/2045	9,500	10,040
	New York NY GO	4.000%	4/1/2045	10,000	9,525
	New York NY GO	5.000%	8/1/2045	3,290	3,515
	New York NY GO	5.250%	9/1/2045	16,120	17,427
	New York NY GO	5.000%	10/1/2045	11,500	12,263
	New York NY GO	5.250%	2/1/2046	22,020	23,634
	New York NY GO	5.250%	2/1/2046	2,205	2,386
	New York NY GO	4.000%	9/1/2046	1,200	1,127
	New York NY GO	5.250%	9/1/2046	11,680	12,466
	New York NY GO	5.000%	8/1/2047	6,000	6,168
	New York NY GO	5.000%	8/1/2047	3,145	3,268
	New York NY GO VRDO	3.500%	5/1/2026	8,100	8,100
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2031	3,000	3,387
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2032	4,000	4,605

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2037	1,000	1,131
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	4,060	3,852
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2048	6,000	6,325
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	6,500	6,513
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,000	1,027
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	10,000	10,020
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	4,970	4,980
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,000	1,072
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	7,500	7,514
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,350	1,465
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2032	1,930	2,097
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	12,000	12,022
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	1,915	2,098
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,460	1,598
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	2,650	2,968
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	2,885	3,275
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	15,010	15,058
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	505	544
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	2,700	3,041
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,775	2,031
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	2,810	2,815
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	750	803
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2036	3,000	3,257
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	14,680	15,149
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,935	2,165
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	14,255	16,619
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,650	1,885
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	10,100	10,368
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	2,000	2,221
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	10,285	11,894
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2038	2,010	2,155
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	15,000	17,230
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	1,000	1,124
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2039	2,115	2,257
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	4,020	4,180
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,450	1,614
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2040	1,945	2,060
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	1,370	1,516
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2040	2,705	3,019
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	3,000	2,630
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	12,400	13,991
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	2,640	2,934
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	6,000	6,286
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	2,865	3,163
[1]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	1,000	1,094
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	25,130	27,887
[1]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2044	1,000	1,101
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	5,000	5,702
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2027	2,500	2,530
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2029	2,635	2,664
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2031	2,325	2,349
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2035	3,200	3,227
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2036	4,625	4,660
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	6,855	6,883
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	4,755	4,834
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	2,265	2,343
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	2,420	2,506
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,000	2,007
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	715	719
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,740	1,825
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	2,440	2,572
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	2,685	2,949
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	2,685	2,823
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	536
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,000	1,071
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,250	1,284
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	4,100	4,300
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	1,000	1,083
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	750	808
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,420	2,629

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	750	817
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	5,100	5,546
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	1,005	1,048
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	1,250	1,367
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,675	1,819
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	3,035	3,305
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	1,875	1,952
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,250	1,358
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	1,365	1,479
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2036	1,750	1,889
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	1,625	1,753
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,000	889
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	2,370	2,566
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	8,925	8,851
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	2,350	2,331
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,755	1,519
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	2,535	2,717
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2040	10,000	9,747
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	2,000	1,712
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	1,500	1,610
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	14,540	14,147
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	2,280	2,460
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	2,400	2,534
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	2,785	2,984
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	1,100	1,155
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2044	1,400	1,491
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2045	1,055	980
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/2028	12,000	11,555
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	10,190	11,324
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	10,950	11,918
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	34,400	38,019
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	14,870	16,435
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	11,000	12,157
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	1,765	1,794
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	18,330	20,498
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	6,070	6,788
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2033	49,600	49,925
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	11,230	12,701
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	8,015	8,215
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	12,000	12,900
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2035	16,975	17,039
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	17,080	17,174
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	27,890	29,913
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	4,000	4,028
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	2,355	2,599
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	27,870	28,369
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	5,540	5,568
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	2,540	2,597
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	9,340	9,401
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	7,170	8,210
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	2,830	3,263
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	2,480	2,511
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	1,450	1,481
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	6,500	6,643
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	2,500	2,865
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	2,990	3,002
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	1,725	1,760
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2038	42,750	38,799
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	27,385	27,718
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	2,000	2,278
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2039	10,000	10,041
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2039	62,055	55,547
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	10,000	10,058
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	7,340	7,383
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	2,000	2,201
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	2,250	2,350
New York State Dormitory Authority Income Tax Revenue	3.250%	2/15/2040	1,485	1,349
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2040	30,975	30,801
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	74,365	65,635
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	34,740	34,868

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	9,415	9,454
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	2,745	2,869
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	4,435	4,855
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	3,830	4,248
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	6,000	6,100
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	12,520	10,884
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	4,020	4,189
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	5,000	5,504
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	2,250	2,514
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	17,080	14,603
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	26,975	26,622
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	7,540	7,441
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	20,840	22,730
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	3,335	3,686
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	17,380	17,074
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	25,580	25,129
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	31,515	34,055
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	20,000	21,771
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	3,720	4,068
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	2,110	2,048
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	7,200	7,718
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	22,700	24,480
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	10,000	10,267
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	26,830	28,498
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	10,000	9,347
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	5,030	5,276
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	4,000	4,114
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	6,665	7,015
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.250%	2/15/2027	500	502
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/2032	585	624
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,930	3,034
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/2030	21,560	23,520
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	16,380	16,318
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2032	12,040	11,924
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,795	1,882
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	3,175	3,656
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	4,130	4,728
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	5,055	5,747
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	4,765	5,379
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	30,975	32,794
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	1,750	1,937
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	32,380	34,050
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	4/1/2042	2,000	1,739
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	4,330	4,290
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	26,820	28,202
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	1,180	1,182
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	2,530	2,619
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	8,245	9,095
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	9,000	9,855
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	1,000	1,010
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	11,190	12,048
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	3,500	3,828
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2038	1,350	1,467
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2026	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2026	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2027	60	60

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2027	50	50
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2028	55	55
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2028	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2035	1,345	1,400
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	10,710	10,820
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	8,710	8,753
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	32,650	32,447
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	2,335	2,304
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2044	20,000	20,918
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	5,140	5,367
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	51,000	52,022
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	12,525	13,044
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	14,000	15,802
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	3,170	3,578
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	6,000	6,047
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	21,850	24,960
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	3,960	4,524
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	17,625	17,756
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	1,000	1,019
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	30,550	35,267
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	32,995	33,225
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	17,685	18,009
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	38,335	39,772
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	14,000	16,287
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	37,165	37,814
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	1,875	1,943
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	18,500	19,139
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	26,850	28,067
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	18,860	19,171
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	30,500	31,509
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,167
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	9,500	9,790
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	3,000	3,401
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	5,000	5,183
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	4,000	4,503
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	11,690	11,846
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	5,000	5,173
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	3,395	3,789
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	10,870	11,909
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	1,995	2,203
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,905	2,079
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	17,915	19,264
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	11,835	12,684
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2046	7,000	6,462
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	15,635	16,587
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	11,380	12,107
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	23,345	24,555
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	20,000	21,087
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2028	2,065	2,162
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	4,375	4,447
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/2029	20,000	20,121
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,555	4,641
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,425	4,509
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,095	4,172
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/2034	13,750	14,072
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	5,040	5,171
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	15,655	16,050
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2034	7,170	7,495
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	9,550	9,781
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	5,545	5,786
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2036	9,500	9,725
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2036	6,860	7,145
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2037	4,745	4,853
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2037	9,960	10,353
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2040	2,010	2,260

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2041	5,050	4,535
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2041	2,745	3,066
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	3,000	3,326
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2043	2,895	2,978
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2044	1,825	2,027
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2045	5,000	5,512
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	1,400	1,401
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	1,180	1,186
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/2032	3,000	3,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/2036	4,000	3,323
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	3,750	2,950
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	1,585	1,247
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	11/1/2043	1,000	1,016
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	5,600	5,559
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	5,550	5,551
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	1,000	1,000
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	13,810	13,810
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	475	475
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	1,370	1,371
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	12,045	12,049
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	15,620	15,658
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	17,190	17,238
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	3,045	3,058
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	18,500	18,506
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	23,000	23,004
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	10,360	10,384
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	5/1/2030	770	769
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	6,365	6,413
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	910	910
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2031	9,080	9,100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	14,055	14,105
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	31,355	31,523
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	4,255	4,289
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	10,020	10,096
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/2035	40,820	41,361
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	24,000	25,450
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	925	1,069
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	2,900	3,330
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	2,805	2,801
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	9,025	8,934
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	8,250	8,288
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2040	1,350	1,532
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	4,000	3,957
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2041	1,100	1,238
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2042	18,930	18,782
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2042	4,000	3,928
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	1,000	1,100
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	1,670	1,846
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2044	4,230	4,084
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	1,020	1,117
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	16,715	15,685
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	1,000	946
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2045	1,500	1,624
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	3,745	4,150
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2043	18,000	17,555
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2043	10,000	10,967
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2044	10,000	9,682
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2044	10,810	11,728
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2045	36,015	38,635
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	7,165	7,815
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	1,135	1,145
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	2,000	1,967
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	4,340	4,233
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	1,650	1,754
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2037	4,005	4,234
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	4,495	4,732

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	4,920	4,757
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	1,000	954
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2036	1,500	1,725
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2041	1,225	1,369
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2043	1,325	1,486
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2044	1,050	1,168
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2031	12,685	12,789
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2032	1,000	1,126
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2032	5,455	6,196
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2032	3,695	3,823
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2032	18,320	18,360
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2033	1,050	1,198
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	4,100	4,302
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	11,415	12,225
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	5,605	6,445
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	4,075	4,274
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	4,990	5,332
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2034	2,880	3,088
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2034	5,005	5,168
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	2,060	2,196
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	5,030	5,266
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2035	3,025	3,234
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	4,500	4,705
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2036	5,000	5,333
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	5,025	5,249
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2037	10,705	12,375
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	2,710	3,071
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	6,035	6,387
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2039	670	765
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	2,820	2,977
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	7,000	7,903
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2039	1,170	1,308
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2040	1,760	1,985
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	4,000	4,423
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	4,400	4,866
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	1,250	1,398
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2040	9,500	10,715
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2041	2,000	2,237
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	6,000	6,596
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	4,375	4,810
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	2,750	3,065
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2041	1,730	1,930
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	3,625	4,006
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	2,975	3,292
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	2,400	2,436
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	1,980	2,203
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2043	1,850	2,034
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	1,850	2,027
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2043	3,000	3,292
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2043	1,500	1,655
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2044	850	932
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2044	2,180	2,369
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2045	1,500	1,614
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2046	1,305	1,405
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2047	2,890	3,083
Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	9,000	9,241
Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	7,000	7,522
Suffolk County NY GO	3.000%	10/15/2040	10,200	9,422
Suffolk County NY GO	3.000%	10/15/2041	10,535	9,577
Suffolk Regional Off-Track Betting Co. Casinos Parimutuel Betting Revenue	5.750%	12/1/2044	7,500	7,714
Suffolk Regional Off-Track Betting Corp. Casinos Revenue	5.000%	12/1/2034	12,430	12,808
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/2036	2,000	1,365
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2038	4,000	4,388
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	6,020	6,582
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	2,000	1,738
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	8,435	8,635
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	10,230	10,466
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	28,665	23,262

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	14,855	15,187
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	14,900	14,924
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	3,000	3,065
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	5,255	5,369
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2034	8,350	8,364
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	6,065	6,075
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	2,565	2,616
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	11,000	11,219
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	16,745	17,066
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	10,950	11,468
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	2,585	2,633
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	2,455	2,501
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	6,645	7,545
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2039	2,300	2,319
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2039	4,445	5,007
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	8,550	9,481
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	6,625	7,401
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	1,000	1,093
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	6,390	7,057
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	7,035	7,817
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	30,000	30,732
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	5,270	5,799
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,895	2,083
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	2,250	2,473
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2027	10,000	10,251
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	15,100	15,880
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	31,285	33,536
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	15,005	16,393
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	15,500	16,991
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	10,320	11,460
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2031	1,750	1,968
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	3,545	3,544
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	3,055	3,446
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2032	1,225	1,397
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2033	10	10
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	2,915	3,328
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	35,000	39,957
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	5,430	6,213
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	8,590	9,891
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	4,445	5,007
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	4,025	4,502
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	3,595	4,008
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2040	6,500	7,052
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	5,050	5,676
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	7,500	8,219
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	5,395	5,930
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	7,500	8,075
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	4,960	5,530
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2042	2,760	3,044
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	31,220	33,433
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	1,985	2,151
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2045	14,000	14,926
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2045	2,435	2,629
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	5,500	5,243
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2046	13,000	13,750
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2047	10,705	11,335
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	20,500	20,494
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2028	21,115	20,578
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2041	2,200	2,388
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2041	3,410	3,719
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2042	3,200	3,471
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2042	3,750	4,106
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	3,915	4,225
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	4,000	4,356
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2044	6,000	6,480
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2045	5,000	5,357
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2046	4,010	4,251
[5]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.500%	5/1/2026	1,670	1,670
[3]	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2034	1,250	1,390
[3]	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2035	1,000	1,113

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2037	600	664
[3]	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2039	1,000	1,088
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2030	2,575	2,762
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2031	2,000	2,140
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2032	2,870	3,062
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2033	2,500	2,659
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2035	2,000	2,112
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2038	1,275	1,333
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2039	1,155	1,205
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	2,230	2,163
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2026	6,050	6,060
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2027	11,180	11,422
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	7,190	7,343
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	10,250	10,459
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2031	10,000	10,176
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2032	8,545	8,686
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,010	1,026
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2034	3,990	4,048
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2035	5,000	5,067
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2041	4,000	4,028
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	10,000	11,143
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	9,000	9,970
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	1,740	1,953
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	8,000	9,135
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	3,810	4,263
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	1,500	1,706
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	11,000	11,462
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	2,600	2,601
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2031	3,630	3,969
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	2,375	2,376
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2032	4,000	4,429
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	2,965	2,966
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2033	3,000	3,364
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2034	5,045	5,656
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	11,300	11,606
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	3,000	3,027
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	26,500	29,731
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	1,070	1,027
[5]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	5.250%	12/1/2040	1,500	1,506
[5]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2045	465	477
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/2030	110	110
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	4,405	4,504
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	3,000	3,067
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	4,490	4,586
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	4,645	4,743
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	2,740	2,796
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,160	2,203
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	2,525	2,565
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	3,685	3,739
[2]	Yonkers NY GO	5.000%	11/15/2035	425	475
[2]	Yonkers NY GO	5.000%	11/15/2036	450	500
[2]	Yonkers NY GO	5.000%	11/15/2037	425	470
[2]	Yonkers NY GO	5.000%	11/15/2039	1,000	1,096
					11,476,709
North Carolina (0.7%)
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/2039	435	398
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/2040	485	437
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/2030	1,010	1,048
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2039	3,685	3,368
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2041	4,060	3,598
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2030	3,100	3,184
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2031	1,690	1,735
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2032	1,000	1,009
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2033	2,465	2,485
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	1,660	1,701
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	2,250	2,315
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2036	2,155	2,207
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2036	1,840	1,881
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2041	2,200	2,205

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2041	2,155	2,355
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	3,955	4,274
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	6,435	6,906
	Charlotte NC GO	5.000%	6/1/2026	2,700	2,705
	Charlotte NC GO	5.000%	7/1/2029	2,350	2,530
	Charlotte NC GO	5.000%	7/1/2030	2,425	2,661
	Charlotte NC GO	5.000%	7/1/2033	1,325	1,519
	Charlotte NC GO	5.000%	6/1/2034	2,370	2,522
	Charlotte NC GO	5.000%	7/1/2037	2,250	2,524
	Charlotte NC GO	5.000%	7/1/2038	2,175	2,428
	Charlotte NC GO	5.000%	7/1/2041	4,425	4,874
	Charlotte NC GO	5.000%	7/1/2043	2,325	2,533
	Charlotte NC Storm Water Revenue	5.000%	12/1/2031	1,920	2,156
	Charlotte NC Storm Water Revenue	5.000%	12/1/2032	2,000	2,276
	Charlotte NC Storm Water Revenue	5.000%	12/1/2041	1,165	1,303
	Charlotte NC Storm Water Revenue	5.000%	12/1/2042	2,000	2,223
	Charlotte NC Storm Water Revenue	5.000%	12/1/2043	2,000	2,209
	Charlotte NC Storm Water Revenue	5.000%	12/1/2044	1,300	1,423
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2032	1,250	1,415
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2033	1,000	1,146
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/2035	1,785	1,815
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2041	2,000	2,228
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2042	2,500	2,767
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2043	5,000	5,500
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2044	2,355	2,569
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2045	3,705	3,943
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	11,535	11,576
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/2027	1,515	1,527
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	11,250	10,636
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/1/2026	4,915	4,915
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/1/2026	10,090	10,090
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/1/2026	9,270	9,270
[6]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/1/2026	9,325	9,325
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue	4.200%	5/1/2034	2,000	2,069
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	2,110	2,114
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2029	1,565	1,572
	Durham NC Intergovernmental Agreement Revenue	5.000%	4/1/2036	775	902
	Durham NC Intergovernmental Agreement Revenue	5.000%	4/1/2038	675	775
	Durham NC Intergovernmental Agreement Revenue	5.000%	4/1/2043	1,075	1,191
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/2039	3,600	3,676
[8]	Freddie Mac Pool	3.750%	7/1/2039	13,768	13,098
	Guilford County NC GO	5.000%	3/1/2028	23,445	24,503
	Guilford County NC GO	5.000%	3/1/2029	30,880	33,013
	Guilford County NC GO	3.000%	5/1/2038	2,220	2,062
	Guilford County NC GO	3.000%	5/1/2039	2,220	2,031
	Guilford County NC GO	4.000%	3/1/2042	5,620	5,721
	Guilford County NC GO	4.000%	3/1/2043	3,335	3,374
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2033	930	1,045
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2035	545	622
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/2041	2,954	2,905
	Mecklenburg County NC GO	5.000%	9/1/2029	10,000	10,801
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	4,000	4,136
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	1,500	1,551
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	1,250	1,292
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	2,665	2,755
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2032	8,110	8,031
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2034	7,000	6,897
[3]	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	1/1/2036	12,205	14,075
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	7/1/2043	6,135	6,159
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	8,575	8,618
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	10,595	11,334
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,870	3,248
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,680	1,682
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	290	293
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	460	466
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,215	2,287
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	795	797
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	305	313
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	360	370
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	940	956

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,695	2,846
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.900%	1/1/2029	680	680
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	565	567
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	985	1,002
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,400	1,475
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.050%	1/1/2030	815	815
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	705	709
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	500	508
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,650	4,684
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.450%	11/1/2030	1,545	1,538
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,445	1,519
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	625	627
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,175	1,183
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	11/1/2031	22,625	22,462
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/2035	1,000	955
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	1,750	1,755
[3]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	1,245	1,239
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/2036	660	660
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	10,000	11,317
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	6,110	6,869
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	7,000	7,823
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2039	1,225	1,179
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	12,925	14,362
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	6,000	6,584
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	3,165	2,993
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	2,790	3,029
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	3,340	3,591
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/2028	365	366
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/2029	310	311
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/2029	135	135
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/2034	395	418
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/2044	1,815	1,899
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn at Maryfield Project)	5.000%	10/1/2040	1,050	1,053
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	16,820	18,027
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2027	2,900	2,936
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2028	3,925	4,048
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2029	2,600	2,635
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2029	3,180	3,344
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	7,175	7,535
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	1,000	1,013
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,400	1,417
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2032	3,780	3,966
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2034	9,000	6,885
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2034	15,745	16,456
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2035	10,020	10,445
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2039	22,125	22,266
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2040	3,620	3,731
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2043	2,000	2,063
	Pender County NC GO	3.000%	3/1/2039	5,100	4,715
	Pender County NC GO	3.000%	3/1/2040	4,200	3,817
	Pender County NC GO	3.000%	3/1/2042	7,200	6,381
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,887
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	805	807
	Raleigh NC Appropriations Revenue	5.000%	10/1/2039	520	592
	Raleigh NC Appropriations Revenue	5.000%	10/1/2042	750	838
	Raleigh NC Appropriations Revenue	5.000%	10/1/2043	970	1,075
	Raleigh NC Appropriations Revenue	5.000%	10/1/2044	775	851
	Raleigh NC Appropriations Revenue	5.000%	10/1/2046	340	366
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/2027	530	547
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	12/1/2039	1,500	1,709
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	12/1/2041	1,000	1,130
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	12/1/2042	1,525	1,711
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	12/1/2043	1,715	1,910
	Rowan County NC Appropriations Revenue	5.000%	4/1/2031	1,655	1,829
	Rowan County NC Appropriations Revenue	5.000%	4/1/2032	1,000	1,116
	Rowan County NC Appropriations Revenue	4.000%	4/1/2038	2,190	2,225
	Rowan County NC Appropriations Revenue	4.000%	4/1/2039	2,000	2,014
	Rowan County NC Appropriations Revenue	4.000%	4/1/2040	1,125	1,123
	Rowan County NC Appropriations Revenue	4.000%	4/1/2041	1,105	1,108

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rowan County NC Appropriations Revenue	4.000%	4/1/2042	1,125	1,115
	Rowan County NC Appropriations Revenue	4.000%	4/1/2043	955	946
	Rowan County NC Appropriations Revenue	4.000%	4/1/2044	2,000	1,957
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,296	2,300
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2039	1,210	1,113
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2043	3,100	2,664
	University of North Carolina at Chapel Hill College & University Revenue	5.000%	12/1/2039	500	569
	University of North Carolina at Chapel Hill College & University Revenue	5.000%	12/1/2042	1,000	1,121
	University of North Carolina at Chapel Hill College & University Revenue	5.000%	12/1/2044	800	882
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/2033	1,000	1,010
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/2034	1,250	1,256
	Wake County NC Appropriations Revenue	5.000%	5/1/2034	2,000	2,304
	Wake County NC Appropriations Revenue	5.000%	5/1/2037	1,750	1,998
	Wake County NC Appropriations Revenue	5.000%	5/1/2039	3,000	3,385
	Wake County NC Appropriations Revenue	5.000%	5/1/2040	1,000	1,122
	Wake County NC Appropriations Revenue	5.000%	5/1/2041	2,500	2,789
	Wake County NC Appropriations Revenue	5.000%	5/1/2042	3,500	3,878
	Wake County NC GO	4.000%	6/1/2042	3,455	3,519
	Wake County NC GO	4.000%	6/1/2043	3,455	3,470
	Western Carolina University College & University Revenue	3.000%	4/1/2035	2,390	2,288
	Western Carolina University College & University Revenue	3.000%	4/1/2037	2,670	2,524
	Wilson NC Special Obligation Revenue	4.000%	10/1/2040	1,175	1,188
	Wilson NC Special Obligation Revenue	4.000%	10/1/2042	2,255	2,260
	Wilson NC Special Obligation Revenue	4.000%	10/1/2043	1,430	1,420
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2030	460	494
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2032	505	556
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2034	830	852
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2035	860	879
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2036	620	631
					647,609
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	8,915	8,916
[1]	Fargo ND GO	4.000%	5/1/2040	2,370	2,363
[1]	Fargo ND GO	4.000%	5/1/2041	2,470	2,464
[1]	Fargo ND GO	4.000%	5/1/2042	2,330	2,320
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	5,060	5,100
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,400	1,460
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,770	1,860
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,505	1,589
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	550	598
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2037	1,900	1,821
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	550	595
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,500	1,424
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	500	538
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2039	1,125	967
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	2,050	1,900
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	500	533
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2041	2,250	2,040
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	625	665
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	650	688
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	675	710
	Horace ND GO	5.000%	5/1/2031	555	591
	Horace ND GO	5.000%	5/1/2032	580	622
	Horace ND GO	4.500%	5/1/2039	2,000	2,036
	Horace ND GO	4.750%	5/1/2044	750	755
	Mandan Public School District No. 1 GO	5.000%	8/1/2026	1,250	1,257
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2055	1,975	2,184
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	2,335	2,556
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	1,475	1,613
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	3.000%	7/1/2052	2,310	2,264
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/2053	4,345	4,595
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,000	2,013
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,800	1,809
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	3,685	3,698
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	3,760	3,716
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2048	6,085	5,380
	West Fargo Public School District No. 6 GO	3.000%	8/1/2033	2,000	1,970
	West Fargo Public School District No. 6 GO	3.000%	8/1/2034	3,585	3,515
					79,125

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio (2.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2028	490	518
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	315	339
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2030	1,025	1,122
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,340	1,358
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,210	1,226
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,315	1,332
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,000	1,013
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	3,540	3,586
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	3.000%	11/15/2030	13,000	13,118
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	1,300	1,368
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	300	316
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	3,800	3,999
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	2,800	2,947
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	800	842
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	1,500	1,578
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	675	739
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	900	985
	Akron OH Income Tax Revenue	4.000%	12/1/2029	1,015	1,021
	Akron OH Income Tax Revenue	4.000%	12/1/2030	890	895
	Akron OH Income Tax Revenue	4.000%	12/1/2031	2,145	2,174
	Akron OH Income Tax Revenue	4.000%	12/1/2031	490	492
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,650	1,670
	Akron OH Income Tax Revenue	4.000%	12/1/2032	745	749
	Akron OH Income Tax Revenue	4.000%	12/1/2033	1,170	1,182
	Akron OH Income Tax Revenue	4.000%	12/1/2033	615	618
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	6,110	6,341
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	11,050	11,455
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	5,000	5,176
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	5,750	5,777
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	10,000	10,026
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	10,000	10,853
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	12,270	13,218
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	15,000	14,540
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	25,170	27,372
[6]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/6/2026	3,200	3,200
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/2035	1,305	1,244
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/2029	3,845	4,002
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2036	1,000	1,126
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2038	1,200	1,335
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2039	1,250	1,381
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2040	1,200	1,317
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2041	835	900
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2041	1,500	1,630
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2042	1,000	1,072
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2042	675	729
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2043	725	773
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2044	750	795
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	1,240	1,262
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2037	2,310	2,339
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	6,055	6,284
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	3,000	3,187
[2]	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2034	3,030	3,097
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2034	4,620	4,779
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2035	3,000	3,098
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2037	4,245	4,362
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	2,335	2,393
	Ashland City School District GO	3.000%	11/1/2042	1,000	852
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,410	2,436
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,800	1,854
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,895	1,952
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,040	1,067
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,105	1,131
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2032	2,000	2,012
[2]	Brunswick City School District GO	0.000%	12/1/2034	530	381
[2]	Brunswick City School District GO	0.000%	12/1/2035	200	137
[2]	Brunswick City School District GO	0.000%	12/1/2036	200	130
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,555	2,618
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	4,340	4,533
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,335	2,523

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	5,000	5,395
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	3,885	4,182
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	5,795	6,218
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	8,160	8,623
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,795	1,880
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,190	3,214
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	4,885	4,901
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	10,830	10,717
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,165	1,194
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,245	1,270
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,185	2,224
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	2,000	1,925
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,500	1,442
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,985	3,014
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,025	2,075
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	5,715	5,785
	Cincinnati OH GO	4.000%	12/1/2031	780	792
	Cincinnati OH GO	4.000%	12/1/2032	800	811
[9]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	0.000%	11/15/2033	1,565	1,173
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2033	1,395	1,410
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2035	1,770	1,782
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2036	3,605	3,622
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2037	2,325	2,331
	Cleveland OH GO	4.000%	12/1/2034	2,285	2,363
	Cleveland OH GO	4.000%	12/1/2035	1,660	1,705
	Cleveland OH Income Tax Revenue	3.000%	10/1/2034	735	710
	Cleveland OH Income Tax Revenue	3.000%	10/1/2035	570	541
	Cleveland OH Income Tax Revenue	3.000%	10/1/2036	500	466
	Cleveland OH Income Tax Revenue	3.000%	10/1/2037	805	738
	Cleveland OH Income Tax Revenue	3.000%	10/1/2038	550	494
	Cleveland OH Income Tax Revenue	3.000%	10/1/2039	500	441
	Cleveland OH Income Tax Revenue	3.000%	10/1/2040	525	457
	Cleveland OH Income Tax Revenue	3.000%	10/1/2041	825	706
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	4,924	4,985
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2034	1,870	2,022
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2035	1,915	2,061
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2036	2,065	2,211
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2037	1,170	1,247
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2039	2,400	2,536
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/2040	2,525	2,685
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/2041	2,660	2,821
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/2042	2,805	2,957
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2030	200	216
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2034	300	323
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/2039	400	400
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/2041	400	391
[1]	Columbus City School District GO	0.000%	12/1/2027	13,520	12,923
[1]	Columbus City School District GO	0.000%	12/1/2029	11,170	10,039
[1]	Columbus City School District GO, ETM	0.000%	12/1/2027	540	516
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/2036	4,000	3,306
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2036	1,575	1,519
[3]	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Demorest Townhomes II Project)	4.000%	5/1/2034	1,465	1,459
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	8,605	8,520
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	4.000%	11/1/2035	10,175	10,013
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	5.000%	11/1/2035	3,830	4,065
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	4.000%	12/1/2035	5,030	4,946
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	5.000%	12/1/2035	3,515	3,732

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/2034	2,025	2,012
	Columbus OH GO	5.000%	4/1/2040	5,050	5,273
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2032	3,420	3,425
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2041	1,100	1,203
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2042	750	814
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2043	750	810
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2044	2,200	2,354
	Columbus State Community College GO	3.000%	12/1/2036	1,110	1,038
	Columbus State Community College GO	3.000%	12/1/2037	1,750	1,615
	Columbus State Community College GO	3.000%	12/1/2038	1,375	1,245
[5]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Brookshire Project)	6.300%	1/1/2046	840	839
[5]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Vivera Rosewood Project)	6.300%	1/1/2046	1,000	999
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	1,085	1,118
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.190%	6/1/2029	4,720	4,738
	Copley-Fairlawn City School District GO	5.000%	12/1/2040	550	567
	Copley-Fairlawn City School District GO	5.000%	12/1/2041	820	843
	Copley-Fairlawn City School District GO	5.000%	12/1/2042	1,000	1,026
	Cuyahoga Community College District GO	4.000%	12/1/2031	2,000	2,002
	Cuyahoga Community College District GO	4.000%	12/1/2033	1,325	1,326
	Cuyahoga County OH GO	3.000%	12/1/2033	2,460	2,431
	Cuyahoga County OH GO	3.000%	12/1/2034	2,990	2,931
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	2,845	2,871
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	1,000	1,000
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	7,145	7,203
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	5,385	5,423
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	16,500	16,563
[5]	Delaware County Port Authority College & University Revenue (Ohio Wesleyan University Project)	5.500%	8/1/2040	3,730	4,039
[5]	Delaware County Port Authority College & University Revenue (Ohio Wesleyan University Project)	6.000%	8/1/2045	6,930	7,502
	EHOVE Joint Vocational School District GO	5.000%	12/1/2038	1,355	1,446
	EHOVE Joint Vocational School District GO	5.000%	12/1/2039	1,250	1,328
	EHOVE Joint Vocational School District GO	5.000%	12/1/2040	600	635
	EHOVE Joint Vocational School District GO	5.000%	12/1/2041	1,000	1,060
	EHOVE Joint Vocational School District GO	5.000%	12/1/2043	1,000	1,049
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2027	625	636
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2028	835	859
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2031	1,505	1,556
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2032	665	686
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2034	1,000	1,026
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2036	1,360	1,389
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2037	640	653
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2038	1,635	1,666
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2031	4,980	5,525
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2032	5,325	5,965
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2033	5,680	6,411
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2040	5,800	6,354
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2041	5,900	6,424
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,135	1,173
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,120	1,144
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	2,645	2,729
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,075	1,100
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	1,775	1,829
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	1,160	1,244
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,535	1,641
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	475	471
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,000	1,066
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,000	1,063
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,500	1,589
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,435	1,419
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/1/2026	3,700	3,700
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2026	1,235	1,237
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2043	4,965	5,106
[8]	Freddie Mac Pool	4.250%	6/1/2041	8,868	8,639

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Freddie Mac Pool	4.300%	8/1/2042	33,896	33,543
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	5,000	5,150
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2030	920	971
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2031	870	915
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2032	945	989
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	2,550	2,748
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	8,115	8,283
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2033	945	986
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	1,825	1,944
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	4,080	4,390
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	2,640	2,850
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	11,540	11,764
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,000	1,070
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2034	1,050	1,092
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2035	750	811
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	13,965	14,222
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2035	1,100	1,140
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2036	620	667
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/2036	2,845	3,101
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	12,955	13,177
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2036	2,345	2,421
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2037	625	668
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/2037	1,730	1,874
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2037	1,495	1,539
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2038	500	541
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,000	2,126
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2038	2,620	2,689
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2039	600	647
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2039	1,375	1,408
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2040	425	455
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2040	1,100	1,122
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2041	525	549
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2041	2,625	2,813
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	550	562
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,500	2,558
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2042	3,000	3,193
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	600	609
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2043	1,825	1,930
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.125%	1/1/2044	500	512
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2044	3,000	3,144
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2045	305	312
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2045	1,745	1,817
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/2041	12,000	13,948
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/2027	265	266
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2031	1,800	1,801
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2032	1,635	1,645
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2036	1,325	1,325
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2027	1,500	1,556
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2032	500	565
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2033	3,040	3,116
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2035	1,175	1,195
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2041	1,795	1,995
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2042	1,785	1,970
	Kent State University College & University Revenue	5.000%	5/1/2037	4,000	4,482
	Kent State University College & University Revenue	5.000%	5/1/2038	4,295	4,785
	Kings Local School District GO	5.000%	12/1/2041	2,085	2,234
	Kings Local School District GO	5.000%	12/1/2042	2,215	2,360
	Kings Local School District GO	5.000%	12/1/2043	2,340	2,479
	Kings Local School District GO	5.000%	12/1/2044	1,000	1,053
	Lake County OH GO	5.000%	12/1/2036	1,100	1,161
	Lake County OH GO	5.000%	12/1/2037	645	679
	Lake County OH GO	5.000%	12/1/2038	1,065	1,118
	Lake County OH GO	5.000%	12/1/2039	750	785
	Lake County OH GO	5.000%	12/1/2040	1,000	1,043
	Lake County OH GO	5.000%	12/1/2041	1,000	1,042
	Lake County OH GO	5.000%	12/1/2042	1,185	1,230
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	9,700	10,285
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.220%	6/1/2028	1,300	1,302
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	790	827
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,170	1,223

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,500	1,555
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,500	1,553
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,320	1,363
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	3,500	3,608
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	2,905	2,989
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	1,750	1,799
Miami University OH College & University Revenue	4.000%	9/1/2038	1,080	1,095
Miami Valley Career Technology Center GO	5.000%	12/1/2032	1,030	1,073
Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	330	350
Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	1,100	1,030
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	5,500	5,732
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	10,175	10,734
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	10,680	11,205
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	8,500	8,898
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	11,600	12,115
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	745	802
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	6,290	6,553
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	5,000	5,189
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	12,295	12,728
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	435	462
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2036	5,285	4,539
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	775	768
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	15,300	15,763
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	450	474
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	16,600	16,117
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	480	505
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2039	6,470	6,223
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	6,590	5,753
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2040	500	385
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	17,720	16,222
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,000	872
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2029	470	496
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2030	375	401
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2031	405	437
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2032	595	648
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2033	680	743
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2034	1,000	1,098
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2035	650	709
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2036	650	706
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2037	510	551
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2038	575	618
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2040	500	537
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2041	500	533
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2042	500	531
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2043	500	527
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2044	500	523
North Ridgeville City School District GO	5.000%	12/1/2041	1,825	1,895
North Ridgeville City School District GO	5.000%	12/1/2042	2,285	2,364
North Ridgeville City School District GO	5.000%	12/1/2043	1,340	1,382
North Ridgeville City School District GO	5.000%	12/1/2044	1,070	1,099
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/2032	5,000	5,658
Ohio Air Quality Development Authority Electric Power & Light Revenue	3.875%	1/1/2036	1,905	1,900
Ohio Air Quality Development Authority Electric Power & Light Revenue	4.350%	6/30/2040	1,975	1,977
Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	13,020	13,140
Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	34,055	33,551
Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	3,375	3,356
Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/2027	9,725	9,810
Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	3.500%	4/1/2030	6,530	6,553
Ohio GO	5.000%	8/1/2026	25,360	25,503
Ohio GO	5.000%	9/1/2026	10,000	10,076
Ohio GO	5.000%	3/1/2032	8,230	8,382
Ohio GO	5.000%	3/1/2033	8,645	8,799
Ohio GO	5.000%	5/1/2033	3,000	3,128
Ohio GO	5.000%	3/1/2034	9,075	9,230
Ohio GO	5.000%	5/1/2034	3,250	3,383
Ohio GO	5.000%	3/1/2035	8,530	8,669
Ohio GO	5.000%	5/1/2035	6,000	6,116
Ohio GO	5.000%	3/1/2036	10,005	10,161
Ohio GO	5.000%	3/1/2037	10,505	10,662

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio GO	5.000%	5/1/2037	10,000	10,178
Ohio GO	5.000%	3/1/2038	9,030	9,159
Ohio GO	3.000%	6/15/2039	2,500	2,246
Ohio GO	5.000%	6/15/2042	5,365	5,946
Ohio Government Fund/Grant Revenue	5.000%	12/15/2026	22,350	22,685
Ohio Government Fund/Grant Revenue	5.000%	12/15/2027	9,150	9,499
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	365	378
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	15,400	16,310
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	455	477
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	2,200	2,281
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	565	597
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,500	1,554
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	930	981
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	11,350	12,581
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	15,340	17,004
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,135	3,296
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,550	2,673
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2034	7,825	7,903
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2034	1,195	1,247
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	4,175	4,357
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2035	1,205	1,255
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,230	1,278
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	4,165	4,191
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2036	1,950	2,027
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2036	1,245	1,299
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	1,890	1,857
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2037	1,100	1,102
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,680	1,639
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2038	1,200	1,194
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2040	3,460	3,434
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2040	2,000	1,954
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2041	1,000	967
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	5,000	4,003
Ohio Health, Hospital, Nursing Home Revenue PUT	2.750%	5/1/2028	10,500	10,445
Ohio Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2034	360	410
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/2034	1,200	1,252
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/2039	2,455	2,536
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2034	1,505	1,560
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2037	1,730	1,783
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2045	3,250	3,285
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2034	500	481
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2035	4,960	5,066
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2040	5,375	5,408
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2045	2,400	2,012
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2038	1,055	995
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2039	1,105	1,031
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2040	1,225	1,121
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2041	1,275	1,140
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2037	2,500	2,262
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2034	350	394
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2035	500	566
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2037	700	780
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2038	1,500	1,664
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2039	1,750	1,931
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2040	1,250	1,372
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2042	1,700	1,844
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2043	550	594

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	4.000%	2/1/2044	960	932
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	4.000%	2/1/2045	500	478
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	140	142
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2028	180	185
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2029	170	177
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2030	270	284
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2031	280	297
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2033	950	1,018
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2035	2,260	2,415
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2037	1,000	1,055
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2038	2,030	2,131
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2039	1,755	1,829
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2041	695	716
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2044	1,800	1,820
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	1,475	1,210
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,460	1,409
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/2036	2,849	2,815
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	4/1/2041	3,630	3,742
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,205	2,174
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/2053	10,050	10,609
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,625	3,933
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	5,035	5,510
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	3,215	3,538
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	7,185	8,052
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/2050	1,245	1,249
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	4,870	4,824
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	1,905	2,167
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	2,270	2,285
[5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Silver Birch of Mason Project)	6.100%	1/1/2046	1,575	1,606
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Tyler’s Creek Apartments Project) PUT	3.150%	2/1/2030	1,565	1,564
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.680%	7/1/2028	250	247
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/2035	1,000	1,152
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/2036	1,500	1,738
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/2036	6,980	7,285
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/2037	5,000	5,205
	Ohio Special Obligation Revenue	5.000%	10/1/2037	5,080	5,282
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/2038	1,015	1,093
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/2040	1,110	1,186
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2040	1,115	1,177
	Ohio Special Obligation Revenue, Prere.	5.000%	4/1/2027	3,020	3,086
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/2046	1,750	1,878
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2032	4,000	4,148
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2033	13,980	14,203
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2035	10,000	10,322
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	18,400	13,243
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2036	17,060	17,576
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	3,540	2,432
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2037	7,385	7,593
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	16,390	9,710
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	12,230	6,223
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	5.000%	2/15/2043	17,500	17,815
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2037	9,390	9,971
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2038	5,485	5,808
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	13,955	14,850
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2037	17,770	18,870
	Ohio Water Development Authority Water Pollution Control Loan Fund Nuclear Revenue	4.750%	6/1/2033	5,000	5,187
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	10,525	10,673
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	10,010	10,275
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	14,480	15,045
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2028	4,480	4,703
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2028	24,680	25,326
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2028	8,360	8,869
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	3.500%	5/1/2026	3,900	3,900
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2037	2,425	2,763
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2040	1,500	1,634

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	1,500	1,630
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	1,625	1,756
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	7,900	8,663
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	7,000	7,628
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	6,875	7,438
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	6,330	6,892
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	8,975	9,772
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2045	2,165	2,322
	Olentangy Local School District GO	5.000%	12/1/2032	1,735	1,964
	Olentangy Local School District GO	5.000%	12/1/2039	2,360	2,664
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2039	1,000	1,084
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2040	1,500	1,646
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2040	1,000	1,078
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2041	1,470	1,603
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2041	1,000	1,076
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2042	2,590	2,812
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2042	1,500	1,602
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2043	2,720	2,925
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2043	1,550	1,646
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2044	2,360	2,519
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2044	1,375	1,446
	Princeton City School District GO	0.000%	12/1/2041	1,065	523
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	4,000	4,092
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.500%	12/1/2043	3,300	3,555
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2033	125	137
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2034	260	285
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2035	445	490
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2036	360	394
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2037	500	544
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2038	500	541
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2040	455	485
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2045	2,710	2,803
	Toledo City School District GO	5.000%	12/1/2034	800	917
	Toledo City School District GO	5.000%	12/1/2035	560	642
	Toledo City School District GO	5.000%	12/1/2036	1,575	1,792
	Toledo City School District GO	5.000%	12/1/2037	1,100	1,244
	Toledo City School District GO	5.000%	12/1/2038	1,900	2,136
	Toledo City School District GO	5.000%	12/1/2041	1,400	1,534
	Toledo City School District GO	5.000%	12/1/2042	1,855	2,010
	Toledo City School District GO	5.000%	12/1/2043	1,100	1,185
	Toledo City School District GO	5.000%	12/1/2044	1,730	1,852
	Toledo City School District GO	5.000%	12/1/2045	1,260	1,338
	Toledo OH GO	4.000%	12/1/2035	1,200	1,222
[2]	University of Akron College & University Revenue	5.000%	1/1/2030	1,080	1,154
	University of Akron College & University Revenue	5.000%	1/1/2031	1,035	1,036
[2]	University of Akron College & University Revenue, ETM	5.000%	1/1/2030	5	5
	University of Cincinnati College & University Revenue	5.000%	6/1/2032	560	626
	University of Cincinnati College & University Revenue	5.000%	6/1/2033	1,000	1,129
	University of Cincinnati College & University Revenue	4.000%	6/1/2034	2,215	2,256
	University of Cincinnati College & University Revenue	4.000%	6/1/2035	1,250	1,269
	University of Cincinnati College & University Revenue	5.000%	6/1/2040	1,125	1,227
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	1,900	2,065
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	2,225	2,418

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	2,040	2,227
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	11,780	12,727
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	2,335	2,523
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	2,655	2,884
	University of Cincinnati College & University Revenue	5.000%	6/1/2043	5,975	6,429
	University of Cincinnati College & University Revenue	5.000%	6/1/2043	2,450	2,636
	University of Cincinnati College & University Revenue	5.000%	6/1/2044	3,100	3,307
[5]	University of Toledo College & University Revenue TOB VRDO	3.600%	5/1/2026	22,090	22,090
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,215	1,227
	Worthington City School District GO	5.000%	12/1/2038	700	766
	Worthington City School District GO	5.000%	12/1/2039	1,000	1,090
					1,839,572
Oklahoma (0.5%)
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2039	800	873
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2040	1,160	1,251
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.000%	9/1/2044	3,930	3,820
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/2026	785	786
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/2028	1,750	1,774
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2039	1,000	1,091
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2040	4,195	4,558
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	6,000	6,481
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	4,500	4,905
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	4,000	4,292
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	4,000	4,327
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2036	675	741
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2037	1,320	1,441
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2037	200	220
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,000	1,088
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2038	225	246
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2039	575	622
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2040	365	393
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2042	300	320
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2043	100	106
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2044	200	211
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2045	195	204
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2046	200	208
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	5,325	5,127
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,130	1,094
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,100	1,914
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	1,185	1,087
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	3,540	3,117
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,310	1,154
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,380	1,201
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,450	1,232
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	225	182
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2038	4,550	5,187
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2039	800	896
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2039	4,845	5,480
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2041	1,000	1,107
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2045	2,390	2,580
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2036	1,305	1,331
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2037	3,085	3,124
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2038	2,005	2,025
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2039	2,500	2,517
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2040	1,500	1,507
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	17,165	17,241
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/2028	235	242
	Oklahoma City OK GO	5.000%	3/1/2028	3,080	3,216
	Oklahoma City OK GO	4.000%	3/1/2030	1,900	1,917
[3]	Oklahoma City OK GO	5.000%	3/1/2037	7,100	8,008
[3]	Oklahoma City OK GO	5.000%	3/1/2038	7,100	7,970
	Oklahoma City OK GO	4.000%	3/1/2039	5,800	5,931
	Oklahoma City OK GO	4.000%	3/1/2039	7,000	7,183
	Oklahoma City OK GO	4.000%	3/1/2040	7,420	7,528
	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2039	1,750	1,956

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2041	1,500	1,647
	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2042	3,255	3,547
	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2043	1,675	1,818
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/2026	3,600	3,613
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/2026	1,850	1,857
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/2026	2,500	2,509
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Midwest City-Del City Public Schools Project)	5.000%	10/1/2037	1,000	1,115
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2038	1,000	1,110
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2039	1,150	1,271
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2040	1,500	1,646
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2041	2,000	2,168
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2042	1,500	1,613
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2044	1,850	1,955
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2045	1,000	1,048
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,795	1,796
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,810	1,812
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	3,430	3,437
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	3,105	3,111
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2026	1,270	1,274
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2027	2,075	2,111
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2029	2,740	2,815
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2033	8,710	8,897
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/2037	3,000	3,124
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2038	18,475	18,695
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	6.000%	9/1/2057	1,015	1,140
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	5,000	5,477
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2032	6,000	6,655
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	6,485	7,268
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2034	1,000	1,131
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2037	1,425	1,608
	Oklahoma State University College & University Revenue	4.000%	9/1/2036	980	999
	Oklahoma State University College & University Revenue	4.000%	9/1/2039	935	940
	Oklahoma State University College & University Revenue	3.000%	9/1/2040	515	444
	Oklahoma State University College & University Revenue	3.000%	9/1/2041	500	423
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,000	1,107
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/2034	3,500	3,341
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2034	2,500	2,532
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2035	3,575	3,620
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2036	2,170	2,480
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	3,930	4,511
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2038	2,425	2,754
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2039	3,750	4,217
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2040	6,125	6,790
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2040	1,750	1,955
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	6,975	7,728
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	1,000	1,108
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	4,850	5,327
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	1,720	1,894
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	5,500	5,998
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2044	14,500	15,663
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2045	10,250	10,956
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.250%	10/1/2044	7,300	7,843
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2031	210	234
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2032	280	311
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2033	345	382
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2034	425	469
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2036	375	410

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2037	335	365
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2038	450	488
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2039	330	357
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2036	815	903
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2037	750	827
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2038	400	439
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2039	725	794
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2040	880	957
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2041	1,020	1,107
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2042	2,235	2,412
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2043	1,315	1,414
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2044	1,470	1,574
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2045	1,290	1,374
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2046	2,235	2,364
	Oklahoma Water Resources Board Water Revenue	2.125%	4/1/2036	1,745	1,456
	Oklahoma Water Resources Board Water Revenue	5.000%	10/1/2036	1,000	1,005
	Oklahoma Water Resources Board Water Revenue	4.000%	10/1/2043	7,000	7,014
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/2043	1,575	1,711
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/2044	1,665	1,790
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	105	107
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	175	181
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	160	167
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	190	201
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	195	208
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2032	160	171
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2033	250	269
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2034	520	561
	Tulsa County Independent School District No. 9 Union GO	4.000%	4/1/2027	2,350	2,378
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2026	350	352
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2030	5,000	5,162
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2031	6,000	6,208
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2028	520	546
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2030	955	1,036
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2031	2,015	2,212
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2032	2,990	3,315
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/2038	1,245	1,270
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/2039	1,690	1,716
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/2028	1,000	1,000
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2028	10,805	10,858
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2029	11,370	11,420
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2031	1,000	1,004
	University of Oklahoma College & University Revenue	5.000%	7/1/2027	760	780
	University of Oklahoma College & University Revenue	5.000%	7/1/2028	795	836
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2029	1,325	1,417
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2030	765	832
					417,274
Oregon (1.0%)
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.200%	11/15/2029	785	784
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.450%	11/15/2030	320	320
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2035	1,000	1,041
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2036	1,000	1,039
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2037	1,000	1,038
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2038	2,000	2,073
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2038	2,000	2,073
	Chemeketa Community College District GO	5.000%	6/15/2042	1,000	1,106
	Chemeketa Community College District GO	5.000%	6/15/2043	1,570	1,725
	Chemeketa Community College District GO	5.000%	6/15/2044	1,775	1,933
	Chemeketa Community College District GO	5.000%	6/15/2045	1,275	1,377
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/2026	1,000	1,003
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2036	3,750	2,461
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2037	1,375	874
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2038	1,900	1,144
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/2038	1,500	1,726
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/2039	1,750	1,998
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/2044	2,500	2,741
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/2045	1,750	1,900
	Clackamas Community College District GO	5.000%	6/15/2033	1,260	1,440

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clackamas Community College District GO	5.000%	6/15/2041	1,500	1,668
	Clackamas Community College District GO	5.000%	6/15/2042	1,500	1,657
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2033	11,905	12,169
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2037	17,120	17,425
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2038	13,040	7,631
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2042	1,750	1,803
	Clackamas County School District No. 12 North Clackamas GO, Prere.	0.000%	6/15/2027	1,560	926
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2042	1,000	1,098
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2043	1,165	1,272
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2044	760	823
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2045	1,825	1,964
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/2030	2,245	2,301
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/2034	550	567
	Columbia County School District No. 502 GO	5.000%	6/15/2045	1,115	1,162
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2035	1,250	1,436
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2036	5,000	5,689
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2037	4,000	4,518
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2042	1,250	1,367
	Forest Grove OR College & University Revenue	4.000%	5/1/2037	635	602
	Forest Grove OR College & University Revenue	4.000%	5/1/2039	875	813
	Forest Grove OR College & University Revenue (Pacific University Project)	5.000%	5/1/2030	550	550
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2031	1,000	1,087
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2032	1,000	1,099
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2033	1,215	1,348
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2035	1,000	1,127
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2036	1,000	1,116
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2037	1,000	1,109
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2038	1,000	1,102
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2039	1,000	1,096
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2040	500	543
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2027	1,230	1,264
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2029	600	639
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2030	2,040	2,206
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2031	2,230	2,403
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2032	1,350	1,448
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2033	800	855
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2034	1,250	1,330
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2036	1,500	1,581
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2037	1,725	1,814
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2038	2,200	2,307
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2040	13,250	13,131
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2045	1,875	1,741
	Morrow County School District No. 1 GO	5.000%	6/15/2033	500	571
	Morrow County School District No. 1 GO	5.000%	6/15/2035	1,175	1,365
	Morrow County School District No. 1 GO	5.000%	6/15/2036	1,000	1,146
	Morrow County School District No. 1 GO	5.000%	6/15/2037	1,500	1,708
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/2037	5,000	5,089
	Multnomah County School District No. 1J Portland GO	3.000%	6/15/2033	5,350	5,208
	Multnomah County School District No. 1J Portland GO	3.000%	6/15/2036	4,000	3,740
	Multnomah County School District No. 1J Portland GO	3.000%	6/15/2037	12,160	11,141
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2040	6,820	7,500
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2046	18,135	19,475
	Multnomah County School District No. 40 GO	0.000%	6/15/2031	2,000	1,689
	Multnomah County School District No. 40 GO	0.000%	6/15/2032	1,715	1,393
	Multnomah County School District No. 40 GO	0.000%	6/15/2037	1,000	629
	Multnomah County School District No. 40 GO	0.000%	6/15/2038	750	444
	Multnomah-Clackamas Counties OR Centennial School District No. 28JT GO	5.000%	6/15/2045	2,000	2,082
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2026	705	705
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2034	2,675	2,729
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2035	2,750	2,803
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2037	4,365	4,441
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2037	3,590	3,992
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2039	3,350	3,790
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2040	3,890	4,275
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2040	2,870	3,231
	Oregon (Article XI-Q State Projects) GO	5.000%	8/1/2041	800	897
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2042	9,000	9,771
	Oregon (Article XI-Q State Projects) GO	5.250%	5/1/2042	2,000	2,269
	Oregon (Article XI-Q State Projects) GO	5.000%	8/1/2042	1,030	1,146
	Oregon (Article XI-Q State Projects) GO	5.000%	11/1/2042	1,495	1,631

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon (Article XI-Q State Projects) GO	5.000%	8/1/2043	700	773
	Oregon (Article XI-Q State Projects) GO	5.000%	11/1/2043	1,105	1,199
	Oregon (Article XI-Q State Projects) GO	5.250%	5/1/2044	3,100	3,432
	Oregon City School District No. 62 GO	0.000%	6/15/2027	250	242
	Oregon City School District No. 62 GO	0.000%	6/15/2028	200	189
	Oregon City School District No. 62 GO	0.000%	6/15/2030	500	443
	Oregon City School District No. 62 GO	0.000%	6/15/2031	590	505
	Oregon City School District No. 62 GO	0.000%	6/15/2032	625	515
	Oregon City School District No. 62 GO	0.000%	6/15/2033	500	396
	Oregon City School District No. 62 GO	0.000%	6/15/2034	500	381
	Oregon City School District No. 62 GO	5.000%	6/15/2038	2,635	2,730
	Oregon City School District No. 62 GO	5.000%	6/15/2042	1,750	1,935
	Oregon City School District No. 62 GO	5.000%	6/15/2043	1,550	1,703
	Oregon City School District No. 62 GO	5.000%	6/15/2044	2,100	2,287
	Oregon City School District No. 62 GO	5.000%	6/15/2045	2,000	2,159
	Oregon City School District No. 62 GO	5.000%	6/15/2046	5,000	5,351
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2032	2,000	2,252
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2033	2,500	2,844
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2037	9,000	9,580
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	15,070	16,000
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2039	5,605	5,939
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2040	19,845	21,200
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	21,000	22,050
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2032	8,000	9,064
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2033	20,000	22,902
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2034	51,670	59,695
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2039	1,000	1,128
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	1,200	1,328
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2043	1,150	1,267
	Oregon GO	4.000%	8/1/2033	1,700	1,717
	Oregon GO	5.000%	5/15/2034	2,000	2,167
	Oregon GO	5.000%	5/15/2035	1,250	1,350
	Oregon GO	5.000%	5/15/2036	1,000	1,077
	Oregon GO	5.000%	5/15/2038	1,750	1,873
	Oregon GO	5.000%	5/15/2039	2,195	2,342
	Oregon GO	5.000%	6/1/2039	2,500	2,830
	Oregon GO	5.000%	8/1/2039	1,175	1,239
	Oregon GO	5.000%	6/1/2040	2,550	2,804
	Oregon GO	5.000%	6/1/2040	2,555	2,877
	Oregon GO	5.000%	6/1/2041	2,015	2,256
	Oregon GO	5.250%	6/1/2042	3,000	3,377
	Oregon GO	5.250%	6/1/2042	1,000	1,136
	Oregon GO	5.250%	6/1/2043	3,000	3,352
	Oregon GO	5.500%	12/1/2053	5,070	5,424
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,000	2,021
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/2051	1,515	1,508
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	3,950	4,405
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Fields Apartments Project)	3.930%	10/1/2036	3,800	3,763
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	4,720	4,820
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.050%	7/1/2036	1,000	836
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.500%	7/1/2053	6,075	6,510
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2028	1,365	1,368
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	12,275	12,425
[5]	Oregon State Facilities Authority Charter School Aid Revenue	4.625%	6/15/2035	270	276
[5]	Oregon State Facilities Authority Charter School Aid Revenue	5.500%	6/15/2045	475	483
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	15,345	16,497
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2032	4,100	4,106
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2033	4,000	4,005
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2026	1,810	1,812
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2027	2,025	2,035
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2028	2,500	2,512
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2029	1,420	1,427
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2026	1,080	1,085
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2027	2,725	2,734
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2028	3,965	3,976
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2028	300	310

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2029	600	627
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2030	750	791
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2035	1,495	1,554
[6]	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.450%	5/1/2026	3,300	3,300
	Oregon State Lottery Revenue	5.000%	4/1/2031	3,530	3,599
	Oregon State Lottery Revenue	5.000%	4/1/2033	3,980	4,218
	Oregon State Lottery Revenue	5.000%	4/1/2034	2,135	2,259
	Oregon State Lottery Revenue	5.000%	4/1/2036	1,670	1,696
	Oregon State Lottery Revenue	5.000%	4/1/2036	2,000	2,106
	Oregon State Lottery Revenue	5.000%	4/1/2036	2,000	2,295
	Oregon State Lottery Revenue	5.000%	4/1/2037	1,000	1,140
	Oregon State Lottery Revenue	5.000%	4/1/2038	3,215	3,371
	Oregon State Lottery Revenue	5.000%	4/1/2038	2,750	3,117
	Oregon State Lottery Revenue	5.000%	4/1/2039	2,690	3,025
	Oregon State Lottery Revenue	5.000%	4/1/2040	4,550	5,075
	Oregon State Lottery Revenue	5.000%	4/1/2041	3,430	3,798
	Oregon State Lottery Revenue	5.250%	4/1/2042	4,000	4,534
	Oregon State Lottery Revenue	5.250%	4/1/2043	4,050	4,560
	Oregon State University College & University Revenue	5.000%	4/1/2045	6,000	6,497
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2038	1,745	1,610
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2039	2,695	2,447
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2026	1,610	1,622
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2026	2,310	2,328
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2026	2,500	2,519
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	2,160	2,229
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	1,025	1,058
	Port of Morrow OR GO	4.000%	12/1/2038	1,455	1,353
	Portland OR (Curb & Street Improvement Projects) GO	5.000%	5/1/2040	3,820	4,306
	Portland OR (Portland Building Project) GO	5.000%	6/15/2035	6,160	6,434
	Portland OR (Portland Building Project) GO	5.000%	6/15/2036	5,950	6,202
	Portland OR (Portland Building Project) GO	5.000%	6/15/2037	6,005	6,249
	Portland OR (Portland Building Project) GO	5.000%	6/15/2038	6,880	7,149
	Portland OR (Portland Building Project) GO	5.000%	6/15/2039	5,045	5,234
	Portland OR (Portland Building Project) GO	5.000%	6/15/2040	2,000	2,072
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/2030	1,980	2,165
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2041	1,375	1,527
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2042	1,650	1,819
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2043	1,375	1,507
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2044	2,140	2,329
	Portland OR Sewer System Sewer Revenue	5.000%	12/1/2047	1,650	1,733
	Portland OR Water System Water Revenue	2.000%	5/1/2042	2,715	1,958
	Portland OR Water System Water Revenue	2.000%	5/1/2043	4,910	3,444
	Portland OR Water System Water Revenue	5.000%	5/1/2044	2,720	2,826
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/2027	260	263
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/2028	310	318
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2029	260	263
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2030	195	197
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2031	400	405
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2032	345	349
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2040	1,000	954
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/2037	2,280	2,376
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2027	5,000	4,839
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2036	15,475	16,083
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	12,500	12,971
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2038	10,000	10,366
	Seaside School District No. 10 GO	5.000%	6/15/2034	3,475	3,548
	Seaside School District No. 10 GO	5.000%	6/15/2035	2,000	2,040
	Seaside School District No. 10 GO	5.000%	6/15/2036	2,500	2,547
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,360	1,426
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2039	1,665	1,715
	University of Oregon College & University Revenue	5.000%	4/1/2045	3,585	3,895
	University of Oregon College & University Revenue	5.000%	4/1/2046	4,170	4,488
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2031	5,460	5,600
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2032	4,115	4,217
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2035	4,000	4,087
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2037	4,205	4,287
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2039	4,475	4,704
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2042	6,000	6,656
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2043	5,000	5,509

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	6,330	6,855
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2028	1,065	1,120
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2035	10,560	10,777
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2036	12,120	12,354
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	2,443	1,557
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	5,500	3,549
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2038	5,500	3,322
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2038	7,100	4,326
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2039	7,500	4,312
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2040	7,750	4,193
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	6,500	3,303
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2042	5,000	2,388
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2043	3,600	1,614
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2044	5,000	2,101
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	5,000	1,969
				854,192
Pennsylvania (4.0%)
Abington School District GO	4.000%	10/1/2038	5,000	4,966
Abington School District GO	4.000%	10/1/2039	2,500	2,464
Adams County General Authority College & University Revenue	5.000%	8/15/2031	715	774
Adams County General Authority College & University Revenue	5.000%	8/15/2032	755	825
Adams County General Authority College & University Revenue	5.000%	8/15/2033	1,100	1,167
Adams County General Authority College & University Revenue	5.000%	8/15/2034	935	1,038
Adams County General Authority College & University Revenue	5.000%	8/15/2037	1,085	1,188
Adams County General Authority College & University Revenue	5.000%	8/15/2038	1,140	1,241
Adams County General Authority College & University Revenue	5.000%	8/15/2041	1,225	1,317
Adams County General Authority College & University Revenue	5.000%	8/15/2042	1,390	1,486
Adams County General Authority College & University Revenue	5.000%	8/15/2044	850	895
Adams County General Authority College & University Revenue	5.000%	8/15/2045	750	783
Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.600%	6/1/2029	630	630
Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.900%	6/1/2030	990	988
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2031	950	958
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2032	1,000	1,004
Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/2033	700	708
Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/2035	550	551
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2040	2,000	1,940
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	15,000	15,246
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	8,040	8,343
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	9,385	9,735
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	7,000	7,255
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	6,110	6,478
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	11,000	11,382
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	10,000	10,337
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	14,260	14,717
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2034	5,250	5,511
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	14,500	14,941
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2035	6,790	6,836
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	11,000	11,329
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	7,000	6,948
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	2,095	2,076
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	14,500	14,301
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2039	2,360	2,288
Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	3,030	3,195
Allegheny County PA GO	5.000%	11/1/2043	2,250	2,322
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2030	350	385
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2031	540	602
Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2034	830	859
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2034	750	841
Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2035	400	412
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2035	750	837
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2036	625	691
Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2037	600	613
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2037	860	948
Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2038	750	763
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2038	1,000	1,098
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2039	705	770
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2040	1,000	1,088
Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2041	16,380	16,557

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2043	1,245	1,333
[2]	Allentown City School District GO	5.000%	2/1/2029	3,150	3,287
[2]	Allentown City School District GO	5.000%	2/1/2030	4,275	4,512
[2]	Allentown City School District GO	5.000%	2/1/2033	5,000	5,257
[2]	Allentown City School District GO	5.000%	6/1/2033	1,545	1,547
[2]	Allentown City School District GO	5.000%	6/1/2034	2,000	2,002
[2]	Allentown City School District GO	4.000%	2/1/2035	2,500	2,533
[2]	Allentown City School District GO	5.000%	2/1/2037	2,550	2,644
[2]	Allentown City School District GO	5.000%	6/1/2037	1,500	1,501
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2029	1,450	1,524
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2030	1,450	1,544
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2031	2,830	3,039
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2032	3,345	3,620
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2033	2,550	2,753
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2034	1,915	2,056
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2035	2,700	2,886
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2036	1,000	1,064
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	10,010	10,434
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2027	1,240	1,261
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	1,130	1,169
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	3,285	3,347
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/2032	7,565	7,686
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2033	1,500	1,539
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/2042	12,205	12,621
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/2042	20,670	20,928
[2]	Baldwin Whitehall School District GO	3.000%	11/15/2031	3,545	3,507
[2]	Baldwin Whitehall School District GO	3.000%	11/15/2032	3,665	3,614
[2]	Baldwin Whitehall School District GO	3.000%	11/15/2033	3,765	3,640
	Bellefonte Area School District GO	5.000%	5/15/2042	1,365	1,453
	Bellefonte Area School District GO	5.000%	5/15/2043	2,215	2,348
	Bellefonte Area School District GO	5.000%	5/15/2044	2,000	2,111
[2,3]	Bensalem Township School District GO	5.000%	6/1/2035	1,250	1,397
[2,3]	Bensalem Township School District GO	5.000%	6/1/2036	1,200	1,333
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/2026	470	453
[1]	Bermudian Springs School District GO	5.000%	5/1/2031	1,955	1,998
[3]	Bethel Park School District GO	5.000%	8/1/2032	460	513
[3]	Bethel Park School District GO	5.000%	8/1/2033	385	434
	Bethel Park School District GO	4.000%	8/1/2035	1,760	1,799
	Bethel Park School District GO	4.000%	8/1/2036	1,500	1,528
[2]	Bethlehem Area School District GO	5.000%	10/1/2036	350	383
[2]	Bethlehem Area School District GO	5.000%	10/1/2037	500	545
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/2035	6,035	5,959
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2036	1,055	1,110
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2038	1,160	1,210
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2042	1,410	1,432
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2043	1,480	1,498
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2044	1,555	1,568
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2026	475	477
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2027	585	591
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2028	785	797
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2029	825	841
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2031	1,825	1,862
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2032	1,915	1,947
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2029	300	314
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2031	1,300	1,388
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2032	2,055	2,187
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2033	3,050	3,235
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2034	1,500	1,586
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2035	1,250	1,319
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2036	1,350	1,416
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2037	1,000	1,046
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2041	1,275	1,313
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2046	4,835	4,334
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/2044	1,690	1,557
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2026	1,000	1,013
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2027	570	590
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2029	1,000	1,036
[1]	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/2032	1,225	1,359
	Capital Region Water Revenue	5.000%	7/15/2027	1,075	1,102
	Capital Region Water Revenue	5.000%	7/15/2028	1,500	1,570

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centennial School District Bucks County GO	5.000%	12/15/2032	1,235	1,324
	Centennial School District Bucks County GO	5.000%	12/15/2037	1,555	1,650
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,350	1,384
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,100	2,147
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	1,000	962
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/2029	1,465	1,435
[5]	Chester County IDA Charter School Aid Revenue	4.000%	10/1/2039	1,325	1,239
[5]	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/2032	2,385	2,386
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2032	1,820	1,984
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2033	2,960	3,213
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2034	3,110	3,362
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2035	3,265	3,512
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2036	3,430	3,678
	Chester County IDA Recreational Revenue	4.000%	12/1/2040	2,500	2,458
	Chester County IDA Recreational Revenue	4.000%	12/1/2041	2,740	2,665
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/2044	5,530	5,717
	Chester Upland School District GO	6.200%	10/1/2042	2,500	2,772
	Clairton Municipal Authority Sewer Revenue	5.000%	12/1/2030	1,000	1,064
[2]	Coatesville School District GO	0.000%	10/1/2034	1,530	1,096
[2]	Coatesville School District GO	0.000%	10/1/2036	4,000	2,595
[2]	Coatesville School District GO	4.250%	11/15/2039	10,195	10,329
[1]	Coatesville School District GO	5.250%	11/15/2040	2,450	2,685
[1]	Coatesville School District GO	5.250%	11/15/2041	2,600	2,850
[1]	Coatesville School District GO	5.250%	11/15/2042	1,700	1,850
[1]	Coatesville School District GO	5.250%	11/15/2043	1,000	1,078
	Colonial School District GO	5.000%	2/15/2036	1,000	1,015
	Colonial School District GO	5.000%	2/15/2037	1,015	1,030
	Colonial School District GO	5.000%	2/15/2038	1,560	1,582
	Colonial School District GO	5.000%	2/15/2039	1,350	1,368
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2027	1,000	1,023
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2028	1,000	1,045
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2029	1,000	1,065
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2026	8,500	8,516
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	4,440	4,548
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	12,235	12,805
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,875	1,942
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	6,600	6,820
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	6,615	6,497
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	15,000	15,115
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	24,500	24,711
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	35,000	36,969
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	25,000	25,217
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	35,000	38,379
	Commonwealth of Pennsylvania GO	5.000%	4/1/2031	15,000	16,601
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	20,390	22,707
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	25,000	28,220
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	40,000	40,702
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2034	33,000	33,540
	Commonwealth of Pennsylvania GO	3.000%	5/15/2034	2,450	2,387
	Commonwealth of Pennsylvania GO	5.000%	10/1/2034	22,000	24,714
	Commonwealth of Pennsylvania GO	3.000%	5/15/2035	7,870	7,550
	Commonwealth of Pennsylvania GO	5.000%	10/1/2035	32,500	36,329
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	14,000	14,155
	Commonwealth of Pennsylvania GO	3.000%	5/15/2036	5,500	5,229
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	8,000	8,078
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	17,440	17,660
	Commonwealth of Pennsylvania GO	2.000%	5/15/2037	1,725	1,388
	Commonwealth of Pennsylvania GO	2.000%	5/15/2038	10,000	7,839
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	11,500	8,785
	Commonwealth of Pennsylvania GO	2.000%	5/15/2040	28,450	21,227
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	26,600	19,352
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	14,000	14,208
	Commonwealth of Pennsylvania GO	4.000%	9/1/2041	13,500	13,643
	Commonwealth of Pennsylvania GO	5.000%	4/1/2042	11,655	12,916
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	14,695	14,786
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	17,950	17,882
	Commonwealth of Pennsylvania GO	5.000%	4/1/2044	25,625	27,962
	Commonwealth of Pennsylvania GO	5.000%	4/1/2045	25,625	27,765
	Conestoga Valley School District GO	4.000%	2/1/2039	5	5
	Council Rock School District GO	2.000%	8/15/2040	3,730	2,707

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Council Rock School District GO	2.000%	8/15/2041	2,645	1,877
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,705	1,819
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	2,050	2,008
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	2,000	1,798
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	7,155	6,551
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2030	420	442
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2032	510	544
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2034	1,675	1,801
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2035	1,760	1,892
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.250%	6/1/2044	4,310	4,464
	Dallastown Area School District GO	5.000%	3/15/2044	1,000	1,070
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/2030	2,800	1,680
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/2034	1,800	1,080
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/2041	3,000	1,800
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/2029	1,525	1,528
	Dauphin County PA GO	5.000%	11/15/2041	1,730	1,867
	Dauphin County PA GO	5.000%	11/15/2042	3,880	4,176
	Dauphin County PA GO	5.000%	11/15/2043	2,000	2,136
	Delaware County Authority College & University Revenue	5.000%	10/1/2030	2,400	2,412
	Delaware County Authority College & University Revenue	4.000%	12/1/2031	1,000	1,006
	Delaware County PA GO	5.000%	8/1/2037	345	380
	Delaware County PA GO	5.000%	8/1/2038	460	502
	Delaware County PA GO	5.000%	8/1/2042	1,475	1,584
	Delaware County PA GO	5.000%	8/1/2043	1,850	1,978
	Delaware County PA GO	5.000%	8/1/2044	1,390	1,473
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2030	2,035	2,090
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2037	3,500	3,570
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/2029	6,100	5,817
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2035	2,000	2,084
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2036	5,000	5,195
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2037	1,590	1,644
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2038	6,620	6,745
[5]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	2,000	2,185
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	970	988
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2034	2,950	2,967
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2037	1,060	1,067
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2038	1,575	1,582
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2040	1,000	1,001
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2043	125	105
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2043	1,330	1,285
	East Lycoming School District GO	4.000%	9/15/2039	680	683
	East Lycoming School District GO	4.000%	9/15/2040	1,000	1,006
	Easton Area School District GO	4.000%	4/1/2027	945	957
	Easton Area School District GO	5.000%	4/1/2028	825	826
	Easton Area School District GO	4.000%	4/1/2030	2,300	2,301
	Easton Area School District GO	5.000%	2/1/2031	3,500	3,581
	Easton Area School District GO	4.000%	4/1/2032	890	892
	Easton Area School District GO	4.000%	4/1/2033	695	693
[2]	Fairview School District GO	3.000%	9/15/2034	650	623
[2]	Fairview School District GO	3.000%	9/15/2036	500	467
[2]	Fairview School District GO	3.000%	9/15/2037	500	459
[2]	Fairview School District GO	3.000%	9/15/2038	1,000	893
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2034	2,430	2,337
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2037	3,030	2,785
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2038	2,585	2,324
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2039	1,245	1,100
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	8,745	9,262
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	17,835	17,613
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	27,795	29,465
[1]	Harrisburg School District GO	5.000%	11/15/2026	4,560	4,615
[1]	Harrisburg School District GO	5.000%	11/15/2027	1,410	1,458
	Haverford Township School District GO	3.000%	3/1/2035	3,925	3,772
[1]	Hempfield Area School District GO	5.000%	3/15/2042	14,000	14,887
	Kennett Consolidated School District GO	5.000%	2/15/2041	275	299
	Kennett Consolidated School District GO	5.000%	2/15/2042	325	350
	Kennett Consolidated School District GO	5.000%	2/15/2043	1,245	1,331
	Kennett Consolidated School District GO	5.000%	2/15/2045	500	528

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2028	800	822
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2029	450	462
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2030	430	441
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	6,730	6,763
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,430	1,440
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,385	1,394
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	2,635	2,677
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	3,000	3,017
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	3,000	3,016
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	800	834
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	1,200	1,248
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,250	1,297
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	2,500	2,590
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	1,000	1,034
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2031	5,985	6,154
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2037	3,000	3,041
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2042	5,000	4,867
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/2029	985	1,007
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/2030	400	408
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/2031	500	509
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2026	165	165
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2027	225	228
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2028	200	206
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2029	190	198
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2030	200	211
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2031	210	223
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2032	310	332
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2033	400	430
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2034	425	457
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	4.000%	12/1/2035	1,825	1,833
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/2045	1,000	1,013
[2]	Lancaster PA GO	5.000%	11/1/2034	1,890	2,081
[2]	Lancaster School District GO	5.000%	6/1/2030	250	271
[2]	Lancaster School District GO	5.000%	6/1/2031	250	275
[2]	Lancaster School District GO	5.000%	6/1/2032	375	418
[2]	Lancaster School District GO	5.000%	6/1/2042	1,705	1,848
[2]	Lancaster School District GO	5.000%	6/1/2043	1,065	1,148
[2]	Lancaster School District GO	5.000%	6/1/2044	1,210	1,294
	Latrobe IDA College & University Revenue	5.000%	3/1/2030	160	166
	Latrobe IDA College & University Revenue	5.000%	3/1/2031	200	208
	Latrobe IDA College & University Revenue	5.000%	3/1/2031	755	789
	Latrobe IDA College & University Revenue	4.000%	3/1/2035	415	396
	Latrobe IDA College & University Revenue	4.000%	3/1/2036	425	400
	Latrobe IDA College & University Revenue	5.000%	3/1/2036	1,400	1,460
	Latrobe IDA College & University Revenue	4.000%	3/1/2037	245	227
	Latrobe IDA College & University Revenue	4.000%	3/1/2038	225	206
	Latrobe IDA College & University Revenue	4.000%	3/1/2041	250	217
	Latrobe IDA College & University Revenue	5.250%	3/1/2041	2,435	2,483
	Latrobe IDA College & University Revenue	4.000%	3/1/2046	535	436
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2041	3,655	3,738
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2042	5,485	5,588
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2043	10,485	10,601
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2044	1,105	1,107
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,065	2,153
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,910	3,029
[1]	Luzerne County PA GO	5.000%	12/15/2026	1,000	1,014
[1]	Luzerne County PA GO	5.000%	12/15/2026	500	507
[1]	Luzerne County PA GO	5.000%	12/15/2027	500	519
[1]	Luzerne County PA GO	5.000%	12/15/2027	500	519
	Manheim Central School District GO	4.000%	5/1/2036	825	833
[2]	Middletown Area School District GO	5.000%	3/1/2039	1,670	1,789
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	2,000	2,149
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	520	562
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,200	1,307
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	810	893
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	1,000	1,116
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	725	816

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	1,000	999
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	2,000	1,901
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,050	2,064
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,165	2,226
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	4,040	4,212
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	7,205	7,495
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	4,665	4,845
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	1,000	1,081
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2036	1,160	1,169
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	3,000	3,004
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2038	2,875	2,853
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	3,250	3,201
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2040	2,170	2,126
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	3,125	3,037
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2042	2,250	2,163
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2027	2,010	2,066
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2028	2,020	2,107
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2029	3,120	3,304
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2030	1,520	1,604
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2031	4,500	4,735
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2033	4,790	5,006
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2034	3,000	3,027
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2035	2,000	2,011
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2036	1,500	1,503
	Montgomery County PA GO	5.000%	10/1/2039	6,165	6,646
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/2034	5,125	4,951
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/2027	1,385	1,413
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/2028	1,455	1,484
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2033	400	401
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	6,785	6,994
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	37,175	38,035
	Moon Area School District GO	5.000%	5/15/2043	1,000	1,056
	Moon Area School District GO	5.000%	5/15/2044	1,000	1,049
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/2030	5,880	5,885
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	11,790	11,799
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2032	1,515	1,575
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2033	1,145	1,189
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2034	1,000	1,038
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2035	1,000	1,036
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2036	1,250	1,292
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2037	2,420	2,496
	Norristown Area School District GO	5.000%	10/1/2039	875	954
	Norristown Area School District GO	5.000%	10/1/2040	550	597
	Norristown Area School District GO	5.000%	10/1/2044	1,200	1,267
	Norristown Area School District GO	5.000%	10/1/2045	1,200	1,259
	North Allegheny School District GO	4.000%	5/1/2034	1,020	1,041
	North Allegheny School District GO	4.000%	5/1/2035	1,015	1,032
	North Allegheny School District GO	4.000%	5/1/2036	760	771
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2033	2,000	2,283
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,175	3,192
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	5,205	5,232
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	7,720	7,758
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	8,130	8,168
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2043	10,000	9,566
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,195	1,197
	Olentangy Local School District GO	5.000%	3/15/2042	1,500	1,623

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Penn Delco School District GO	3.000%	6/1/2032	600	593
	Penn Delco School District GO	3.000%	6/1/2033	600	589
	Penn Delco School District GO	3.000%	6/1/2034	830	800
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2040	1,270	1,341
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2045	2,125	2,132
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2043	1,000	1,087
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2044	1,325	1,429
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,000	1,001
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	7,140	7,148
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	5,300	5,356
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	4,130	4,257
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	3,325	3,456
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	10,015	10,317
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	350	370
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2029	9,000	9,064
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2029	1,480	1,566
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	4,270	4,397
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2030	1,885	2,028
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2030	2,500	2,693
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	450	485
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	525	566
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,280	1,395
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2031	2,000	2,148
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	5,000	5,443
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,185	2,244
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2034	1,840	1,953
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	5,000	5,025
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2036	15,000	16,858
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2036	1,300	1,391
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	4,000	4,004
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	1,700	1,693
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2037	1,400	1,384
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2038	6,700	7,416
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2039	3,550	3,432
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2040	1,670	1,622
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2040	1,000	971
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2040	2,950	2,820
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	4,195	3,987
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	1,300	1,255
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	2,000	1,930
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2041	1,300	1,233
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2042	1,000	938
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	2,195	2,042
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2045	3,200	3,360
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	4,220	3,208
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2046	3,610	3,772
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	15,715	16,804
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	30,755	33,434
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2035	68,360	75,014
[6]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/1/2026	9,210	9,210
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2027	3,010	3,114
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.000%	1/1/2042	1,550	1,513
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.125%	1/1/2043	1,000	995
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.125%	1/1/2044	1,500	1,478
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/2026	12,845	12,667
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Co. Project)	3.000%	4/1/2039	14,000	12,320
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	1,000	1,074
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	1,125	1,126
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2032	1,000	1,019
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/2032	7,110	7,084
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/2033	8,370	8,287
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2035	9,000	9,766
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2036	1,155	1,155
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2038	9,950	10,491

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2039	5,640	5,932
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2032	1,280	1,342
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2033	1,505	1,581
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,510	1,554
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,280	1,313
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	6,500	6,548
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	5,000	5,030
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,245	1,258
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	1,225	1,228
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,400	1,531
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	4,415	4,832
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,585	1,582
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	10,615	11,586
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	3,575	3,434
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	3,000	3,229
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	8,000	8,538
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	500	525
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	100	106
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	1,750	1,857
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2029	500	535
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2030	1,750	1,887
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2030	1,500	1,630
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2031	2,200	2,393
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2031	2,110	2,292
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/2033	7,415	7,403
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2037	750	808
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2037	12,000	12,025
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2037	1,085	1,166
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2040	6,500	6,758
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/2041	13,500	10,694
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	10/1/2041	1,930	1,924
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/2041	2,440	2,457
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/2041	9,035	9,499
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	9/1/2042	4,315	4,581
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2044	10,000	9,937
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2050	6,025	5,947
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	3,320	3,221
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2052	7,350	7,446
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	4,555	4,730
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	25,360	26,807
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/2053	7,159	7,606
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	6,355	6,875
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	12,310	13,313
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	11,060	12,541
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	7,820	8,897
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2056	1,990	2,229
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	650	642
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,910	2,917
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,785	2,791
[5,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	8,839	8,839
	Pennsylvania State University College & University Revenue	5.000%	9/1/2035	1,350	1,356
	Pennsylvania State University College & University Revenue	5.000%	9/1/2035	4,400	4,530
	Pennsylvania State University College & University Revenue	5.000%	9/1/2037	5,000	5,688
	Pennsylvania State University College & University Revenue	5.000%	9/1/2038	5,000	5,645
	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	3,250	3,648
	Pennsylvania State University College & University Revenue	5.000%	9/1/2040	3,000	3,349
	Pennsylvania State University College & University Revenue	5.000%	9/1/2041	6,250	6,937
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	3,100	3,167
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	5,310	5,799
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	2,000	2,205
	Pennsylvania State University College & University Revenue	5.000%	9/1/2043	4,640	5,032
	Pennsylvania State University College & University Revenue	5.000%	9/1/2043	3,500	3,829
	Pennsylvania State University College & University Revenue	5.000%	9/1/2043	2,685	2,798
	Pennsylvania State University College & University Revenue	5.000%	9/1/2044	2,505	2,696
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	35,485	35,548
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	1,270	1,300
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	5,085	5,207
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2027	1,230	1,273
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	1,775	1,818
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	9,365	9,589

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2028	2,180	2,216
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	7,635	7,649
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,340	1,386
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,330	1,379
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2030	5,165	5,175
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	2,810	2,906
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	2,820	2,922
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	7,070	7,316
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	3,095	3,203
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	17,500	17,894
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	10,000	11,152
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	3,250	3,476
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	2,000	2,151
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	20,000	22,453
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2033	12,030	13,559
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	4,500	4,724
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	7,250	7,486
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	2,570	2,654
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	2,600	2,682
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	1,250	1,360
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	2,215	2,282
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,250	1,288
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	3,000	3,083
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,250	1,354
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	6,695	7,470
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,500	1,545
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	3,970	4,084
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	15,075	15,965
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,350	1,455
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	2,000	2,221
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,110	1,161
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	6,295	6,465
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	12,640	13,356
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	6,375	6,534
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	2,320	2,493
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	8,420	9,610
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	8,000	9,131
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	2,000	2,084
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	1,100	1,206
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	2,650	2,696
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	5,800	5,901
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	2,000	2,019
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	5,000	5,345
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,370	1,499
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	2,400	2,693
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,640	1,817
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,705	1,909
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	4,860	5,414
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	4,910	5,510
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	6,750	6,854
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	2,000	2,010
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,425	1,551
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,000	4,451
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	3,000	3,347
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	6,585	7,348
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,000	1,121
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,465	5,006
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	6,415	6,499
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,750	1,908
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	5,290	5,870
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	880	974
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,415	1,575
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,800	2,013
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	1,000	851
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2042	2,540	2,532
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,050	2,091
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	3,740	4,126
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	11,000	12,136
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,770	1,949
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,220	1,349

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,500	1,665
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	2,200	2,212
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	4,000	4,134
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,950	3,232
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	10,050	11,010
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,550	1,698
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,885	2,070
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,000	2,196
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,180	1,221
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,000	1,041
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,945	3,201
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	3,655	3,980
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,750	2,994
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,670	1,802
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	3,030	3,270
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,190	2,321
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	11,465	12,821
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2026	1,475	1,493
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2038	2,930	2,974
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2039	5,000	5,048
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2029	1,500	1,514
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2030	2,000	2,054
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	3,500	3,589
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	1,125	1,239
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	1,360	1,497
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2032	6,820	6,985
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2032	2,000	2,226
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2033	1,825	2,054
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2033	2,500	2,814
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2034	2,875	2,937
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	1,595	1,628
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	4,625	5,175
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2036	770	785
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	1,400	1,426
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2039	3,675	3,901
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2039	1,360	1,493
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2040	3,860	4,100
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	2,000	2,158
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2043	2,140	2,373
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	15,155	15,191
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	6,885	7,012
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,670	3,722
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,345	1,363
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,775	3,822
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	5,000	5,057
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,495	2,521
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	7,000	7,055
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,670	2,891
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,000	1,077
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	2,000	1,965
[5]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/2034	1,885	1,892
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/2039	1,725	1,753
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/2029	550	543
[5]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/2032	1,575	1,592
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.000%	6/15/2032	570	587
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.125%	6/15/2042	750	755
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/2039	750	746
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2030	590	606
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2040	620	627
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2028	420	429
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2029	220	224
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2030	145	147
	Philadelphia IDA College & University Revenue	5.000%	11/1/2028	2,455	2,566
	Philadelphia IDA College & University Revenue	5.000%	11/1/2029	2,730	2,892
	Philadelphia IDA College & University Revenue	5.000%	11/1/2030	4,275	4,518
	Philadelphia IDA College & University Revenue	5.000%	11/1/2031	2,650	2,787
	Philadelphia IDA College & University Revenue	5.000%	11/1/2032	2,850	2,989
	Philadelphia IDA College & University Revenue	5.000%	11/1/2033	5,250	5,489
	Philadelphia IDA College & University Revenue	4.000%	11/1/2035	2,750	2,738
	Philadelphia IDA College & University Revenue	4.000%	11/1/2036	1,875	1,851

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia IDA College & University Revenue	4.000%	11/1/2039	8,160	7,815
	Philadelphia IDA College & University Revenue	4.000%	11/1/2040	8,715	8,259
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2028	325	335
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2029	340	353
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2030	500	524
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/2037	3,320	3,617
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/2042	1,270	1,276
	Philadelphia IDA Government Fund/Grant Revenue, Prere.	5.000%	5/1/2027	965	987
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,010	1,035
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,900	1,943
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	3,830	3,914
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,850	2,856
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	6,220	6,223
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	3,000	3,029
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	5,230	5,276
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	5/1/2032	1,250	1,298
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/2028	5,480	5,779
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	10,375	11,170
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	2,450	2,476
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	1,455	1,471
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2036	1,265	1,274
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2037	7,135	7,161
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	9,160	9,165
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	2,000	1,977
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2040	5,000	4,918
	Philadelphia PA GO	4.000%	5/1/2038	7,045	7,124
	Philadelphia PA GO	4.000%	5/1/2039	3,450	3,471
	Philadelphia PA GO	4.000%	5/1/2040	12,800	12,744
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2027	3,875	3,999
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2027	1,585	1,639
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2031	13,285	14,739
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2032	7,220	8,105
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2033	6,000	6,800
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2034	7,500	8,115
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2035	1,315	1,452
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2035	5,000	5,740
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2035	4,195	4,296
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2035	13,390	14,424
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2036	1,350	1,483
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2036	3,640	3,716
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2036	14,075	15,116
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2036	1,550	1,666
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2037	12,500	13,379
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2037	250	260
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2037	1,770	1,896
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2038	2,040	2,064
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2038	13,000	13,865
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2038	2,200	2,348
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2039	3,860	4,191
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2039	5,955	6,034
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2039	5,000	5,317
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2039	2,725	2,900
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2040	4,535	4,892
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2040	8,465	8,484
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2040	5,000	5,316
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2040	6,000	6,384
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2041	2,285	2,525
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2042	3,150	3,463
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2043	2,910	3,175
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2043	2,500	2,576
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2044	3,250	3,521
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	5,000	5,206
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	2,260	2,430
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	2,665	2,851
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	1,810	1,924
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2030	6,615	7,126
	Pittsburgh PA GO	5.000%	9/1/2041	375	403
	Pittsburgh PA GO	5.000%	9/1/2043	525	559
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2031	1,000	1,070
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2035	1,755	1,861

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2036	2,000	2,114
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2037	2,275	2,397
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2038	2,250	2,366
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2039	2,000	2,099
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2044	2,960	3,070
[1,5]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.570%	5/1/2026	22,515	22,515
[5,6]	Public Finance Authority Revenue TOB VRDO	3.680%	5/7/2026	5,200	5,200
[1]	Reading School District GO	5.000%	3/1/2036	1,250	1,266
[2]	Ridley School District GO	3.000%	11/15/2038	3,820	3,504
[1]	River Valley PA School District GO	4.000%	3/15/2029	1,470	1,513
[1]	River Valley PA School District GO	4.000%	3/15/2030	1,610	1,670
[1]	River Valley PA School District GO	4.000%	3/15/2032	1,740	1,796
[1]	River Valley PA School District GO	4.000%	3/15/2034	1,880	1,927
[1]	River Valley PA School District GO	4.000%	3/15/2035	1,955	1,994
	School District of Philadelphia (Housing Finance Program) GO	5.250%	9/1/2039	2,170	2,398
	School District of Philadelphia (Housing Finance Program) GO	5.250%	9/1/2040	2,285	2,520
	School District of Philadelphia GO	5.000%	9/1/2026	2,295	2,298
	School District of Philadelphia GO	5.000%	9/1/2029	2,010	2,144
	School District of Philadelphia GO	5.000%	9/1/2030	3,225	3,435
	School District of Philadelphia GO	5.000%	9/1/2031	4,100	4,359
	School District of Philadelphia GO	5.000%	9/1/2032	2,100	2,103
	School District of Philadelphia GO	5.000%	9/1/2032	5,485	5,816
	School District of Philadelphia GO	5.000%	9/1/2033	1,500	1,585
	School District of Philadelphia GO	5.000%	9/1/2033	1,000	1,086
	School District of Philadelphia GO	4.000%	9/1/2036	2,960	2,999
	School District of Philadelphia GO	5.000%	9/1/2036	1,000	1,038
	School District of Philadelphia GO	5.250%	9/1/2036	1,000	1,120
	School District of Philadelphia GO	5.000%	9/1/2037	2,000	2,076
	School District of Philadelphia GO	5.250%	9/1/2037	2,000	2,234
	School District of Philadelphia GO	5.000%	9/1/2038	1,000	1,034
	School District of Philadelphia GO	5.250%	9/1/2038	1,400	1,557
	School District of Philadelphia GO	4.000%	9/1/2039	4,520	4,527
	School District of Philadelphia GO	5.250%	9/1/2039	5,000	5,526
	School District of Philadelphia GO	5.250%	9/1/2040	11,665	12,864
	School District of Philadelphia GO	5.000%	9/1/2044	2,000	2,063
	Scranton PA School District GO	5.000%	12/1/2030	1,640	1,770
	Scranton PA School District GO	5.000%	12/1/2031	1,730	1,886
	Scranton PA School District GO	4.000%	12/1/2041	1,750	1,763
	Scranton PA School District GO	4.125%	12/1/2043	1,450	1,455
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2028	400	418
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2030	1,145	1,145
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2031	1,055	1,055
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2033	650	719
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2034	680	756
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2035	735	820
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2036	2,290	2,544
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2037	2,000	2,220
[17]	Shaler Area PA School District GO	0.000%	9/1/2031	5,000	4,094
[17]	Shaler Area PA School District GO	0.000%	9/1/2032	6,195	4,861
	Souderton Area School District GO	4.000%	9/1/2032	1,115	1,146
	Southcentral Pennsylvania General Authority College & University Revenue (Aicup Financing Program - York College Program)	5.000%	5/1/2045	1,610	1,662
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	13,945	15,478
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,750	1,808
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2027	325	334
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2028	205	215
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2032	230	252
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2033	270	298
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2034	790	855
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2034	265	293
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2039	1,000	1,002
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2040	1,000	1,000
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2026	31,500	31,559

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	15,000	15,388
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	8,440	8,535
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	8,400	8,489
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2036	5,895	5,946
[1]	State Public School Building Authority Lease Revenue	5.000%	6/1/2027	600	608
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2035	3,195	3,340
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2036	3,360	3,504
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2037	2,530	2,633
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2038	2,460	2,556
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2040	1,930	2,121
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	9,000	10,269
	Tredyffrin Easttown School District GO	5.000%	2/15/2041	1,000	1,080
[1]	Trinity Area School District GO	4.000%	11/1/2039	1,750	1,752
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2028	855	845
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2038	5,945	5,971
[2]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/2034	5,000	5,032
[2]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/2035	10,000	10,051
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2036	5,000	5,113
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2044	2,500	2,683
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2026	650	650
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2027	675	671
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2028	700	693
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2029	1,460	1,437
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2030	1,520	1,486
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	1,580	1,532
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	6,110	5,216
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2026	345	345
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2027	330	335
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2028	400	411
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2029	700	726
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2030	550	574
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	1,400	1,340
[2]	William Penn School District GO	3.000%	11/15/2039	1,000	906
	Wilson School District GO	5.000%	5/15/2037	800	885
	Wilson School District GO	5.000%	5/15/2040	1,000	1,089
	Wilson School District GO	5.000%	5/15/2041	1,150	1,245
[2]	Woodland Hills School District GO	4.000%	9/1/2037	730	734
[2]	Woodland Hills School District GO	4.000%	9/1/2038	1,395	1,401
[2]	Woodland Hills School District GO	4.000%	9/1/2039	1,455	1,461
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	4,405	4,504
					3,473,994
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	20,684	21,066
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	99,964	105,214
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	80,718	87,251
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	85,536	61,970
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	108,211	108,055
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	54,825	54,316
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	27,238	26,501
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	41,469	38,798
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	8,600	8,798
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	5,150	5,318
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,295	2,370
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	27,115	28,217
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	19,135	20,007
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	26,620	27,965
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	21,770	22,510
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	14,295	14,808
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	1,250	1,295
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	14,525	15,135
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	12,940	12,271
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	21,350	20,246
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/2027	4,735	4,904
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,115	1,150
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	225	235
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,150	1,213

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,420	1,509
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,555	2,689
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	485	508
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	145	151
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	235	226
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	800	764
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	225	212
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	45	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	230	211
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	45	40
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Special Assessment Revenue (Hospital De Louisiana Concepcion Project), Prere.	3.550%	11/15/2026	3,290	3,304
[1]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/2026	1,000	1,007
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	18,612	17,935
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	46,418	41,820
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	33,761	28,213
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	1,093	913
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	50,397	38,756
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	240,068	237,348
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	2,169	2,144
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	8,165	8,072
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/2040	1,000	1,001
					1,076,478
Rhode Island (0.2%)
	Pawtucket Redevelopment Agency Appropriations Revenue	5.000%	6/15/2043	1,000	1,066
	Pawtucket Redevelopment Agency Appropriations Revenue	5.000%	6/15/2044	2,550	2,693
	Pawtucket Redevelopment Agency Appropriations Revenue	5.000%	6/15/2045	2,175	2,280
[1]	Pawtucket RI GO	5.000%	11/1/2037	700	780
[1]	Pawtucket RI GO	5.000%	11/1/2038	475	527
[1]	Pawtucket RI GO	5.000%	11/1/2039	635	701
[1]	Pawtucket RI GO	5.000%	11/1/2040	500	550
[1]	Pawtucket RI GO	5.000%	11/1/2041	550	602
[1]	Pawtucket RI GO	5.000%	11/1/2042	750	816
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2036	5,000	5,205
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2037	3,000	3,117
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2031	700	765
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2032	1,250	1,380
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2034	1,325	1,485
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2035	1,900	2,140
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2036	2,570	2,874
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2037	1,250	1,388
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2038	1,500	1,656
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2039	1,500	1,646
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2041	1,000	1,101
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2042	1,275	1,394
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2043	1,000	1,086
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/2039	6,760	7,429
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2028	515	517
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2032	650	652
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2035	1,575	1,579
	Rhode Island GO	3.000%	5/1/2032	8,170	8,143
	Rhode Island GO	3.000%	5/1/2033	8,420	8,354
	Rhode Island GO	5.000%	5/1/2038	2,000	2,278
	Rhode Island GO	5.000%	5/1/2039	6,795	7,692
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2027	2,000	2,015
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2033	440	479
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2034	100	108
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2034	465	504
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2035	500	539
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2037	675	678
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2038	400	427

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2039	770	820
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2040	805	789
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	2,000	2,002
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	5,000	5,008
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	4,545	4,909
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	3,000	3,003
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	15,565	16,865
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/2036	1,000	1,000
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	1,950	2,085
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	1,900	1,999
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	1,000	1,053
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	1,215	1,263
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2044	1,665	1,700
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2032	500	558
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2033	500	562
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2035	3,000	3,080
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2035	730	823
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2036	800	894
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2037	3,480	3,524
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,205	1,341
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,300	1,440
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/2039	1,090	975
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2039	5,000	5,006
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2039	800	881
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2040	1,400	1,531
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2041	2,500	2,462
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2041	1,500	1,631
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2042	3,195	3,133
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2042	1,535	1,662
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2043	3,340	3,259
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2043	1,100	1,186
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2044	2,985	2,875
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,130	1,212
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2033	2,125	2,195
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2034	3,355	3,453
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2035	2,685	2,749
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2036	2,870	2,919
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2039	8,430	8,410
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2040	1,230	1,215
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2041	3,000	2,938
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2032	250	270
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2033	300	325
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2034	700	761
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2035	500	543
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2036	500	540
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2037	375	403
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2038	350	373
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2039	350	371
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2040	350	368
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2045	1,500	1,533
	Rhode Island Health & Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/2039	1,375	1,369
	Rhode Island Health & Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/2040	1,435	1,413
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	5.000%	4/1/2044	750	793
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/2048	1,005	1,011
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/2049	1,410	1,412
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2050	7,680	7,597
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	3,965	3,908
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	4,295	4,787
					208,833

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Carolina (1.2%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2034	1,000	1,061
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2035	750	794
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2036	1,140	1,203
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2037	905	952
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2038	800	840
	Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/2029	620	665
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	2,140	2,166
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2035	1,835	1,936
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2041	3,900	4,073
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/2039	2,510	2,753
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2030	1,000	1,009
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2031	1,060	1,069
	Dorchester County SC Special Assessment Revenue	4.500%	10/1/2033	415	418
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2032	450	508
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2033	460	525
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	250	252
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	250	249
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	300	293
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/2028	5,000	5,241
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/2033	4,120	3,996
	Fort Mill School District No. 4 GO	3.125%	3/1/2033	5,155	5,077
[5]	Goose Creek SC Special Assessment Revenue	5.250%	10/1/2045	1,000	1,016
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2034	650	671
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2035	650	669
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2036	600	614
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2037	600	610
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2039	750	755
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/2040	1,000	872
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/2043	2,400	2,525
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	850	927
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	3,190	3,476
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	1,140	1,236
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	920	946
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	5,010	5,033
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	940	959
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	4,030	4,040
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	155	157
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2041	6,830	6,571
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2042	6,425	6,148
	Horry County SC School District GO	5.000%	3/1/2028	10,120	10,567
	Horry County SC School District GO	5.000%	3/1/2030	11,230	12,223
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2031	800	871
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2032	1,000	1,085
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2033	1,100	1,190
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2034	1,125	1,214
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2035	650	699
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2036	875	938
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2037	1,175	1,255
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2039	1,100	1,168
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2041	1,100	1,162
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2042	1,685	1,773
	Lancaster County SC School District GO	4.000%	3/1/2030	4,860	4,911
	Lancaster County SC School District GO	4.000%	3/1/2031	7,190	7,262
	Lancaster County SC School District GO	4.000%	3/1/2032	6,135	6,190
	Lancaster County SC School District GO	4.000%	3/1/2033	5,800	5,846
	Lancaster County SC School District GO	4.000%	3/1/2034	6,040	6,084
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,090	1,101
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,425	1,469
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,640	1,690
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2031	1,525	1,541
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	2,250	2,270
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	3,000	3,004
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	5,065	5,072
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	11,305	11,319
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2034	1,945	2,132
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2035	2,810	3,065
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2035	1,620	1,762
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2036	2,540	2,754

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2036	2,075	2,244
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2038	2,795	2,999
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2039	4,145	4,439
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2039	2,080	2,225
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2040	4,365	4,660
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2040	2,225	2,371
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	5/15/2041	4,580	4,945
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2041	1,135	1,228
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2043	1,310	1,403
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2044	1,385	1,473
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2033	1,465	1,585
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2034	1,785	1,923
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2035	2,040	2,183
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2036	2,320	2,472
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2037	2,620	2,780
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2038	2,790	2,954
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2039	2,285	2,409
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2040	3,450	3,630
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2041	1,810	1,902
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	79,240	85,049
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	34,290	36,765
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2030	500	536
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2031	250	270
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2032	500	539
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2033	810	870
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2034	1,000	1,071
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2035	725	735
	Patriots Energy Group Natural Gas Revenue	2.000%	6/1/2037	500	377
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2038	600	602
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2039	575	575
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2040	600	592
[1,12]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2031	5,560	4,784
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2032	4,120	4,162
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2033	4,695	4,773
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2033	33,795	34,353
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2034	14,000	14,168
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2034	5,000	5,056
	Richland County SC School District No. 2 GO	3.000%	3/1/2033	1,000	977
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2043	1,570	1,535
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2031	1,485	1,649
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2036	975	1,067
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2037	1,035	1,127
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2038	1,115	1,208
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2039	1,125	1,214
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2040	1,000	1,074
	South Carolina GO	5.000%	4/1/2040	3,030	3,303
	South Carolina GO	5.000%	4/1/2041	4,335	4,703
	South Carolina GO	5.000%	4/1/2042	5,160	5,572
[5]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	5.500%	6/1/2035	910	933
[5]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	6.500%	6/1/2045	2,455	2,519
[5]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/2036	5,980	5,234
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2033	705	737
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2033	620	648
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2034	735	768
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2034	650	679
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2035	775	807
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2035	680	708
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2036	810	837
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2037	855	878
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2037	740	760
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2038	895	917
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2038	775	794
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2039	945	967
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2039	810	829

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2040	1,000	1,014
South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2040	845	857
South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2041	730	732
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	11,180	11,418
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	7,000	7,301
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	960	999
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	870	904
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	1,100	1,142
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	21,440	23,579
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	320	336
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	1,325	1,374
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	435	460
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	2,000	2,068
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	400	423
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2035	7,105	7,336
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	7,500	8,180
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	430	452
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	1,125	1,218
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2037	18,500	19,049
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	6,000	6,507
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2039	2,900	3,031
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	9,835	10,881
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	1,095	1,149
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	9,000	9,912
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	5,000	4,803
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,745	1,911
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	8,085	8,791
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	2,215	2,409
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	6,515	7,023
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	2,100	2,266
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/15/2044	1,000	1,035
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2045	13,890	15,115
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/2028	2,715	2,719
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/2029	2,185	2,188
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.000%	12/1/2030	1,665	1,669
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	2,350	2,354
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	5.000%	12/1/2040	2,200	2,227
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	5.500%	12/1/2045	850	868
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	12,700	13,884
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	5,975	6,694
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue (Sixteenth Floor Obligated Group Projects)	4.000%	12/1/2035	28,825	28,635
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue (Sixteenth Floor Obligated Group Projects)	5.000%	12/1/2035	28,770	30,271
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	5,100	5,144
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2032	3,675	3,978
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2033	1,025	1,053
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2033	19,605	20,248
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2034	2,100	2,150
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2034	14,045	14,445
South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2034	4,000	4,497
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2035	500	510
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2035	12,080	13,245
South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2035	5,500	6,151
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2036	5,785	6,312
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2037	5,750	5,813
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2037	16,000	16,227
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	23,915	24,137
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2039	8,020	8,040
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2039	6,000	6,587
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	12,385	12,360
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	14,435	14,406
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2040	2,130	2,326
South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/2041	9,900	8,248
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2041	3,510	3,489

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	3,000	3,272
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	5,000	5,454
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	2,590	2,536
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2042	3,200	3,468
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	15,000	15,663
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	3,625	3,898
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	6,315	6,791
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2044	3,000	3,200
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	2,630	2,757
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	1,250	1,252
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	2,600	2,605
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	435	436
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	905	906
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	130	130
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	270	270
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	3,265	3,299
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2034	2,375	2,704
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2035	2,250	2,559
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2036	2,500	2,824
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2037	2,750	3,087
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2038	3,375	3,750
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2039	3,580	3,948
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2040	2,000	2,193
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2041	2,250	2,461
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2042	2,250	2,444
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2043	2,500	2,697
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2044	2,825	3,023
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2044	4,750	5,083
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2045	2,500	2,652
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2046	3,500	3,677
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2046	7,940	8,342
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2040	1,695	1,483
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.050%	7/1/2041	3,620	3,577
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	2.250%	7/1/2046	375	261
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/2050	640	643
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	560	553
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2052	2,395	2,381
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2052	10,235	10,664
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	9,630	10,820
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2056	6,585	7,330
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,056	3,091
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	2,435	2,439
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2032	15,000	15,790
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	2,300	2,392
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	500	536
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	500	535
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2035	535	568
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	500	506
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	2,000	2,000
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	1,050	1,053
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	1,500	1,481
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2043	3,765	3,566
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2041	1,245	1,330
					1,076,398
South Dakota (0.2%)
	Clay County SD GO	5.000%	12/1/2038	1,000	1,085
	Lincoln County SD College & University Revenue	5.250%	8/1/2037	2,400	2,538
	Lincoln County SD College & University Revenue	5.250%	8/1/2038	3,000	3,145
	Lincoln County SD College & University Revenue	5.250%	8/1/2039	2,500	2,607
	Lincoln County SD College & University Revenue	5.250%	8/1/2040	1,000	1,040
	South Dakota Conservancy District Water Revenue	5.000%	8/1/2040	1,960	2,080
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	4,235	4,341
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,735	1,776
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	4,905	5,005
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,000	3,055
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,815	1,855
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	3,640	3,700
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2034	11,985	12,002
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,855	2,910

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2035	1,685	1,680
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	1,400	1,389
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	2,540	2,531
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	1,250	1,392
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,085	1,207
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	1,360	1,496
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	450	490
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	2,100	2,028
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2042	500	541
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	450	483
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	675	718
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	565	595
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2046	570	595
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	9,785	10,352
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	24,120	26,304
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/2034	22,785	22,816
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2051	1,555	1,537
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2052	5,560	5,479
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/2054	2,240	2,369
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	1,685	1,891
	Tea Area School District No. 41-5 GO	5.000%	8/1/2045	1,000	1,050
	Yankton SD School District No. 63-3 GO	5.000%	8/1/2042	1,500	1,633
					135,715
Tennessee (1.7%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	3,045	3,220
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,205	2,321
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,000	1,050
[1]	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	11,790	13,337
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,585	1,770
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	740	771
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	1,005	1,041
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	760	785
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2043	7,650	8,353
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	3,800	4,115
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/2042	13,220	14,029
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/2043	13,900	14,687
	Clarksville TN Electric System Electric Power & Light Revenue	5.000%	9/1/2041	1,750	1,944
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	1,180	1,294
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2039	1,610	1,726
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2040	2,200	2,346
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2041	2,600	2,763
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2042	2,915	3,078
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2043	3,715	3,899
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2044	3,000	3,126
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,315	2,322
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,850	1,929
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,540	1,601
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,360	1,413
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,050	1,012
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	670	688
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	950	985
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2031	5,700	5,705
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	2,600	2,690
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2032	8,520	8,527
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2033	8,970	8,977
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	2,035	2,098
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2034	7,505	7,511
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	950	979
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	2,335	2,402
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/2028	30	31
	Kingsport TN GO	4.000%	3/1/2044	1,245	1,218
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,015	1,047
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	4,290	4,339
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	200	201

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	6,465	6,686
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	5,360	5,418
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	4,000	4,041
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	6,435	6,496
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	3,000	2,782
	Knox County TN GO	3.000%	6/1/2036	3,530	3,350
	Knox County TN GO	3.000%	6/1/2039	3,675	3,313
[5]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	9,515	9,440
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,068
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/2044	2,235	2,394
	Knoxville TN GO	3.000%	5/1/2037	3,175	2,955
	Knoxville TN GO	3.000%	5/1/2040	3,470	3,064
	Lebanon Special School District GO	5.000%	4/1/2044	1,110	1,141
	Lenoir City TN Electric System Electric Power & Light Revenue	5.000%	6/1/2042	1,650	1,762
	Maury County TN GO	5.000%	4/1/2029	1,275	1,277
	Memphis TN GO	5.000%	4/1/2040	7,120	7,792
	Memphis TN GO	4.000%	5/1/2040	5,280	5,299
	Memphis TN GO	5.000%	4/1/2041	6,000	6,532
	Memphis TN GO	5.000%	4/1/2041	5,815	6,330
	Memphis TN GO	5.000%	4/1/2042	7,120	7,710
	Memphis TN GO	5.000%	4/1/2042	7,260	7,861
	Memphis TN GO	5.000%	4/1/2043	7,115	7,663
	Memphis TN GO	5.000%	4/1/2043	6,600	7,108
	Memphis TN GO	5.000%	4/1/2044	6,600	7,061
	Memphis TN GO	5.000%	4/1/2045	4,620	4,899
	Memphis TN GO	5.000%	10/1/2045	2,350	2,463
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2031	600	667
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2032	855	962
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2041	2,000	2,198
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2041	1,000	1,117
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2042	2,250	2,457
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2042	1,400	1,551
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2043	3,705	4,032
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2043	2,000	2,195
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2044	2,000	2,159
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2045	1,750	1,887
	Memphis TN Memphis Light Gas & Water Division Gas Natural Gas Revenue	4.000%	12/1/2033	1,030	1,046
	Memphis TN Memphis Light Gas & Water Division Water Revenue	4.000%	12/1/2033	1,000	1,016
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/2034	2,060	2,063
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2035	1,000	1,076
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/2036	930	931
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2036	1,420	1,522
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2039	2,560	2,713
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2040	2,120	2,240
[1]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2044	3,305	3,567
[1]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2045	3,335	3,554
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2031	1,675	1,808
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2032	1,765	1,898
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	1,850	1,988
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,445	1,548
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	1,000	1,010
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2039	1,000	1,002
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2029	1,000	1,057
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2029	205	208
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2036	500	544
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2037	500	541
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2038	400	431
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2043	2,000	2,114
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2029	455	452
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2030	730	722
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2041	8,790	7,747

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	5,770	6,131
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	17,350	19,181
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	10,000	11,157
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	6,000	6,743
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,500	3,943
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	3,530	3,939
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	3,000	3,327
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	4,635	5,014
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	4,000	4,301
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	4,550	4,851
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	7,575	7,908
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	720	721
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	2,120	2,130
	Metropolitan Government Nashville & Davidson County Industrial Development Board Local or Guaranteed Housing Revenue (Trinity Lane Apartments Project) PUT	3.150%	7/1/2029	2,580	2,587
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2028	700	736
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2029	1,305	1,392
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2029	665	709
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2029	1,000	1,073
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	1,735	1,882
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	1,000	1,093
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2033	755	845
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2034	530	598
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2035	530	595
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2036	575	642
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2037	1,165	1,292
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2039	465	509
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2040	500	543
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2041	600	648
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2042	900	964
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2043	1,000	1,064
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2044	1,065	1,123
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,645	1,764
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	350	387
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	1,500	1,603
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	600	661
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	1,700	1,810
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	4,170	4,426
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	2,200	2,328
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	300	326
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	2,485	2,619
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	600	648
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	1,100	1,178
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	1,900	2,115
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	1,105	1,230
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,355	1,444
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	2,400	2,652
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	2,465	2,724
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	3,150	3,457
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,055	1,158
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	3,500	3,807
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	2,000	2,175
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	4,000	4,311

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	1,900	2,048
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2026	1,090	1,091
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2026	2,500	2,502
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2027	1,000	1,025
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2028	1,000	1,049
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2028	3,000	3,146
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2029	1,000	1,026
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2030	1,210	1,240
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2030	1,250	1,282
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2031	1,040	1,065
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2031	750	768
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2032	645	660
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2033	1,000	1,023
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2034	1,200	1,227
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2036	1,250	1,275
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2037	1,055	1,075
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2037	1,000	1,126
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2040	1,650	1,829
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	2,250	2,464
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2043	3,000	3,265
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2044	1,250	1,350
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2035	14,305	14,877
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2035	10,390	11,981
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2036	7,250	8,407
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2037	20,000	23,043
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2038	23,025	26,356
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2041	10,000	10,117
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	7,580	7,616
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	33,000	33,250
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	8,750	8,780
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	20,765	20,852
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2044	2,780	2,759
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	3.000%	7/1/2040	1,095	971
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue	4.000%	4/1/2029	1,400	1,447
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue	4.000%	4/1/2030	2,250	2,345
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue	4.000%	4/1/2031	1,000	1,046
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2032	3,490	2,711
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2033	1,450	1,072
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2034	2,600	1,825
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	18,145	19,609
	Sevierville TN GO	5.000%	6/1/2036	3,660	3,899
[5]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.000%	6/1/2044	1,250	1,257
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	3,840	4,196
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	10,435	11,463
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	11,315	12,468
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/2034	38,090	41,987
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	22,475	24,804
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	12,805	13,432
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	2,460	2,618
	Shelby County TN GO	4.000%	4/1/2033	6,055	6,218
	Shelby County TN GO	4.000%	4/1/2035	7,200	7,352
	Spring Hill TN GO	5.000%	6/1/2035	2,890	3,155
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	62,225	63,042
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	118,165	124,651
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	49,365	52,458
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	1,235	1,243
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	13,925	14,054
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2034	7,045	7,487
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	128,700	136,285
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	73,615	78,674
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	123,905	127,532
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	21,530	22,823
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.350%	7/1/2037	1,495	1,427
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	3,585	3,605
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	14,425	15,190
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	3,315	3,524
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2037	3,570	3,785
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2039	5,480	5,787

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Knox Utility District Water Revenue	3.000%	6/1/2037	3,165	2,924
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	4,040	4,079
	Williamson County TN GO	3.000%	4/1/2036	4,945	4,704
	Williamson County TN GO	3.000%	4/1/2037	5,090	4,772
	Williamson County TN GO	3.000%	4/1/2037	3,375	3,164
	Williamson County TN GO	3.000%	4/1/2038	5,245	4,815
	Williamson County TN GO	3.000%	4/1/2038	3,475	3,190
	Williamson County TN GO	3.000%	4/1/2039	5,400	4,881
					1,527,267
Texas (13.0%)
	Abilene TX GO	4.000%	2/15/2043	1,370	1,359
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/2028	3,360	3,389
	Alamo Community College District GO	5.000%	2/15/2028	4,000	4,175
	Alamo Community College District GO	5.000%	2/15/2030	3,890	4,205
	Alamo Community College District GO	5.000%	8/15/2034	9,000	10,248
	Alamo Community College District GO	5.000%	8/15/2035	10,000	11,315
	Alamo Community College District GO	5.000%	8/15/2036	10,000	11,241
	Alamo Community College District GO	5.000%	8/15/2037	3,000	3,061
	Alamo Community College District GO	5.000%	8/15/2037	12,685	14,162
	Alamo Community College District GO	5.000%	8/15/2038	8,000	8,873
	Alamo Community College District GO	5.000%	8/15/2039	5,000	5,519
	Alamo Community College District GO	5.000%	8/15/2041	1,000	1,095
	Alamo Community College District GO	5.000%	8/15/2042	2,000	2,178
	Alamo Community College District GO	5.000%	8/15/2043	3,110	3,370
[18]	Alamo Heights Independent School District GO	4.000%	2/1/2030	835	842
[18]	Alamo Heights Independent School District GO	4.000%	2/1/2031	810	816
[18]	Alamo Heights Independent School District GO	5.000%	2/1/2035	1,000	1,145
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2029	3,090	3,095
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2031	3,055	3,060
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2033	3,755	3,760
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2034	3,945	3,950
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2035	4,140	4,145
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2036	4,350	4,355
[18]	Aldine Independent School District GO	5.000%	2/15/2037	1,065	1,100
[18]	Aldine Independent School District GO	5.000%	2/15/2037	3,250	3,631
[18]	Aldine Independent School District GO	5.000%	2/15/2038	2,275	2,528
[18]	Aldine Independent School District GO	5.000%	2/15/2039	10,000	11,061
[18]	Aldine Independent School District GO	5.000%	2/15/2040	2,000	2,199
[18]	Aldine Independent School District GO	5.000%	2/15/2040	1,090	1,199
[18]	Aldine Independent School District GO	5.000%	2/15/2041	3,200	3,500
[18]	Aldine Independent School District GO	5.000%	2/15/2041	1,700	1,859
[18]	Aldine Independent School District GO	5.000%	2/15/2042	1,310	1,425
[18]	Aldine Independent School District GO	5.000%	2/15/2043	3,255	3,519
[18]	Aldine Independent School District GO	5.000%	2/15/2044	4,125	4,422
[18]	Aldine Independent School District GO	5.000%	2/15/2045	1,000	1,008
[3,18]	Aldine Independent School District GO	5.000%	2/15/2045	1,845	1,984
[3,18]	Aldine Independent School District GO	5.000%	2/15/2046	2,500	2,664
[3,18]	Aldine Independent School District GO	5.000%	2/15/2047	6,000	6,332
[18]	Aledo Independent School District GO	5.000%	2/15/2039	1,270	1,366
[18]	Aledo Independent School District GO	5.000%	2/15/2040	2,070	2,212
[18]	Aledo Independent School District GO	5.000%	2/15/2041	2,000	2,128
[18]	Aledo Independent School District GO	5.000%	2/15/2042	1,000	1,058
[18]	Aledo Independent School District GO	5.000%	2/15/2043	3,400	3,590
[18]	Alief Independent School District GO	4.000%	2/15/2029	2,780	2,782
[18]	Alief Independent School District GO	4.000%	2/15/2043	2,470	2,473
[18]	Alief Independent School District GO	4.000%	2/15/2044	2,470	2,448
[18]	Alief Independent School District GO	4.000%	2/15/2045	2,470	2,416
	Allen TX GO	5.000%	8/15/2032	750	840
	Allen TX GO	5.000%	8/15/2033	800	906
	Allen TX GO	5.000%	8/15/2036	1,100	1,225
	Allen TX GO	5.000%	8/15/2037	1,155	1,278
	Allen TX GO	5.000%	8/15/2038	1,610	1,771
	Allen TX GO	5.000%	8/15/2040	1,000	1,091
	Allen TX GO	5.000%	8/15/2041	1,250	1,359
	Allen TX GO	5.000%	8/15/2042	1,600	1,732
	Allen TX GO	5.000%	8/15/2043	1,235	1,331
	Allen TX GO	5.000%	8/15/2044	1,200	1,285
[18]	Alvin TX Independent School District GO	5.000%	2/15/2031	1,000	1,104
[18]	Alvin TX Independent School District GO	5.000%	2/15/2032	1,000	1,117

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Alvin TX Independent School District GO	5.000%	2/15/2034	1,100	1,252
[18]	Alvin TX Independent School District GO	5.000%	2/15/2035	570	647
[18]	Alvin TX Independent School District GO	5.000%	2/15/2036	575	648
[18]	Alvin TX Independent School District GO	5.000%	2/15/2037	700	785
[18]	Alvin TX Independent School District GO	5.000%	2/15/2039	1,085	1,202
[18]	Alvin TX Independent School District GO	5.000%	2/15/2040	650	715
[18]	Alvin TX Independent School District GO	5.000%	2/15/2041	1,250	1,363
[18]	Alvin TX Independent School District GO	5.000%	2/15/2042	2,850	3,083
[18]	Alvin TX Independent School District GO	5.000%	2/15/2043	875	941
[18]	Alvin TX Independent School District GO	5.000%	2/15/2044	450	481
[18]	Alvin TX Independent School District GO	5.000%	2/15/2045	475	503
[1]	Alvin TX Water & Sewer System Water Revenue	5.000%	2/1/2030	1,205	1,297
[18]	Amarillo Independent School District GO	5.000%	2/1/2043	10,590	10,817
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/2041	3,010	2,972
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/2042	3,130	3,062
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/2043	2,810	2,716
[18]	Andrews Independent School District GO	5.000%	2/15/2029	1,080	1,146
[18]	Angleton Independent School District GO	3.000%	2/15/2036	1,345	1,285
[18]	Angleton Independent School District GO	5.000%	2/15/2039	1,985	2,184
[18]	Angleton Independent School District GO	4.000%	2/15/2040	4,415	4,460
[18]	Angleton Independent School District GO	4.000%	2/15/2044	1,000	974
[5]	Anna TX Special Assessment Revenue	4.000%	9/15/2036	500	488
[5]	Anna TX Special Assessment Revenue	7.000%	9/15/2042	3,954	4,398
[5]	Anna TX Special Assessment Revenue	5.350%	9/15/2046	1,000	998
[18]	Aransas County Independent School District GO	5.000%	8/15/2037	1,000	1,084
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	240	246
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	410	414
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	300	314
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	75	76
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2029	80	79
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	235	250
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2030	500	513
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2030	85	84
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2031	515	528
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2031	90	88
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2032	310	318
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	380	389
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2034	330	337
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2035	1,600	1,627
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2036	375	380
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2036	1,250	1,268
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2036	170	157
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	1,100	1,112
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	1,500	1,517
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	900	907
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	1,875	1,890
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	470	472
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	1,625	1,633
	Arlington TX GO	5.000%	8/15/2034	3,795	4,318
	Arlington TX GO	5.000%	8/15/2034	1,170	1,331
	Arlington TX GO	5.000%	8/15/2039	3,790	4,181
	Arlington TX GO	5.000%	8/15/2040	3,790	4,163
	Arlington TX GO	5.000%	8/15/2041	3,790	4,146
	Arlington TX GO	5.000%	8/15/2042	3,790	4,125
[18]	Arlington TX Independent School District GO	4.000%	2/15/2039	1,100	1,109
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2027	1,345	1,370
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2028	750	782
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2029	1,000	1,040
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2030	1,000	1,039
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2031	1,565	1,625
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2033	1,700	1,761
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2034	3,000	3,103
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2035	3,300	3,408
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2035	3,235	3,341
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2036	4,595	4,738
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2036	3,850	3,969
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2037	2,800	2,883
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2037	4,000	4,118
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2038	5,035	5,174
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	2,375	2,247

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/2034	2,035	2,317
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/2039	2,170	1,649
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/2041	4,400	3,172
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2028	800	840
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2029	800	853
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2030	2,350	2,534
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2032	2,700	2,915
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2034	4,065	4,344
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2035	1,500	1,596
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2036	4,280	4,537
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2037	1,600	1,688
[18]	Athens Independent School District GO	5.000%	2/15/2037	1,000	1,129
[18]	Athens Independent School District GO	5.000%	2/15/2038	1,800	2,019
[18]	Athens Independent School District GO	5.000%	2/15/2039	1,720	1,918
[18]	Aubrey Independent School District GO	5.000%	2/15/2039	3,055	3,291
[1]	Aubrey TX GO	5.000%	2/15/2037	1,000	1,113
[1]	Aubrey TX GO	5.000%	2/15/2038	1,180	1,299
[1]	Aubrey TX GO	5.000%	2/15/2039	1,000	1,090
[1]	Aubrey TX GO	3.000%	2/15/2041	2,580	2,295
[5]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2030	296	302
[5]	Aubrey TX Special Assessment Revenue	4.625%	12/31/2035	250	253
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2037	1,230	1,340
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2040	1,000	1,070
[5]	Aubrey TX Special Assessment Revenue	5.875%	9/1/2043	1,008	1,035
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2045	1,224	1,272
[5]	Aubrey TX Special Assessment Revenue	5.375%	12/31/2045	2,455	2,467
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/2043	1,275	1,276
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.500%	3/1/2043	10,500	10,556
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2029	1,000	1,069
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2030	1,000	1,085
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2031	1,250	1,373
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2027	2,030	2,040
	Austin Independent School District GO	5.000%	8/1/2029	1,250	1,342
[18]	Austin Independent School District GO	5.000%	8/1/2032	2,000	2,094
[18]	Austin Independent School District GO	5.000%	8/1/2040	6,460	6,988
[18]	Austin Independent School District GO	4.000%	8/1/2043	14,460	14,381
[18]	Austin Independent School District GO	4.000%	8/1/2044	10,390	10,153
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2033	2,035	2,057
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2034	2,200	2,223
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2037	4,500	4,541
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	1,000	1,007
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2032	1,690	1,810
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2033	6,035	6,098
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2033	1,540	1,645
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2034	3,935	3,974
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2035	3,025	3,053
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2035	2,040	2,163
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2036	2,060	2,177
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2037	3,010	3,170
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2038	3,520	3,696
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2039	4,750	4,977
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2041	5,000	5,500
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2043	1,000	1,073
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2044	4,375	4,522
	Austin TX GO	5.000%	9/1/2036	1,250	1,437
	Austin TX GO	5.000%	9/1/2036	3,500	4,023
	Austin TX GO	5.000%	9/1/2037	2,200	2,509
	Austin TX GO	5.000%	9/1/2037	5,000	5,703
	Austin TX GO	5.000%	9/1/2038	3,000	3,397
	Austin TX GO	5.000%	9/1/2038	5,000	5,662
	Austin TX GO	5.000%	9/1/2039	2,675	3,014
	Austin TX GO	5.000%	9/1/2040	2,000	2,243
	Austin TX GO	5.000%	9/1/2041	2,200	2,458
	Austin TX GO	5.000%	9/1/2042	2,250	2,499
	Austin TX GO	5.000%	9/1/2043	2,850	3,148
[5]	Austin TX Housing Finance Corp. Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	35,835	35,835
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2033	3,250	3,677
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2034	5,615	5,671
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2035	3,590	4,019
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2035	1,000	1,028

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2036	6,550	7,292
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2036	2,050	2,105
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2037	7,900	7,965
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2037	7,940	8,785
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2037	1,675	1,795
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2038	3,170	3,485
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2039	2,000	2,127
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2039	5,800	6,447
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2040	4,000	4,357
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2041	4,000	4,342
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2041	6,595	7,262
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2042	5,195	5,618
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2042	12,055	13,215
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2043	3,775	4,063
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2043	16,030	17,477
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2044	2,500	2,701
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	1,000	1,039
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2046	2,370	2,464
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2029	325	345
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2031	500	549
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2032	500	556
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2033	500	562
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2034	450	511
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2035	1,000	1,135
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2036	7,060	7,691
[18]	Barbers Hill Independent School District GO	3.000%	2/15/2038	2,975	2,710
[18]	Barbers Hill Independent School District GO	4.000%	2/15/2041	10,000	10,063
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2043	1,000	1,079
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2044	750	804
[18]	Bastrop Independent School District GO	5.000%	2/15/2040	4,105	4,447
[18]	Bastrop Independent School District GO	5.000%	2/15/2041	5,240	5,653
[18]	Bastrop Independent School District GO	5.000%	2/15/2043	4,045	4,318
[18]	Bastrop Independent School District GO	5.000%	2/15/2044	4,560	4,835
[18]	Beaumont Independent School District GO	3.000%	2/15/2035	2,000	1,899
[18]	Beeville Independent School District GO	5.000%	8/15/2040	1,320	1,435
	Bell County TX GO	3.000%	2/15/2037	1,255	1,150
	Bell County TX GO	3.000%	2/15/2039	2,000	1,746
	Bell County TX GO	3.000%	2/15/2040	2,250	1,932
	Bell County TX GO	3.000%	2/15/2041	2,000	1,687
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2036	780	856
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2037	800	872
[18]	Belton Independent School District GO	5.000%	2/15/2036	740	799
[18]	Belton Independent School District GO	4.000%	2/15/2037	570	585
[18]	Belton Independent School District GO	4.000%	2/15/2038	875	894
[18]	Belton Independent School District GO	4.000%	2/15/2039	910	925
[3]	Bexar County Hospital District GO	5.000%	2/15/2030	1,185	1,270
	Bexar County Hospital District GO	5.000%	2/15/2031	1,895	1,896
[3]	Bexar County Hospital District GO	5.000%	2/15/2031	865	940
	Bexar County Hospital District GO	5.000%	2/15/2032	2,750	2,752
	Bexar County Hospital District GO	5.000%	2/15/2037	500	542
	Bexar County Hospital District GO	5.000%	2/15/2038	500	539
	Bexar County Hospital District GO	5.000%	2/15/2039	865	929
	Bexar County Hospital District GO	5.000%	2/15/2040	1,250	1,338
	Bexar County Hospital District GO	5.000%	2/15/2041	2,000	2,134
	Bexar County Hospital District GO	5.000%	2/15/2042	1,500	1,594
	Bexar County Hospital District GO	5.000%	2/15/2043	1,500	1,588
	Bexar County TX GO	4.000%	6/15/2034	2,000	2,001
	Bexar County TX GO	4.000%	6/15/2034	1,260	1,270
	Bexar County TX GO	5.000%	6/15/2036	3,550	3,617
	Bexar County TX GO	4.000%	6/15/2038	2,860	2,873
	Bexar County TX GO	3.000%	6/15/2039	1,550	1,365
	Bexar County TX GO	5.000%	6/15/2040	3,000	3,046
	Bexar County TX GO	5.000%	6/15/2041	2,105	2,281
	Bexar County TX GO	5.000%	6/15/2042	1,520	1,640
	Bexar County TX GO	5.000%	6/15/2043	4,805	5,161
	Bexar County TX GO	4.000%	6/15/2046	1,000	936
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2028	530	525
[18]	Birdville Independent School District GO	5.000%	2/15/2032	5,520	6,184
[18]	Birdville Independent School District GO	5.000%	2/15/2042	2,400	2,574
[18]	Birdville Independent School District GO	5.000%	2/15/2044	2,000	2,120

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	6,500	6,543
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	6,230	7,018
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	10,495	11,199
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	4,000	4,557
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	9,000	9,572
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	13,500	15,455
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	9,245	10,622
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2038	11,605	13,581
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	13,100	14,859
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	15,000	17,600
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	22,980	25,993
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	19,500	21,950
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	17,155	18,836
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	8,000	8,862
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	8,475	9,469
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	8,310	9,216
[18]	Boerne Independent School District GO PUT	4.000%	2/1/2028	2,415	2,457
[18]	Bridge City Independent School District GO	5.000%	2/15/2039	1,870	1,998
[18]	Bridge City Independent School District GO	4.000%	2/15/2041	1,220	1,231
[18]	Brock TX Independent School District GO	5.000%	8/15/2037	1,000	1,092
[18]	Brock TX Independent School District GO	5.000%	8/15/2040	1,500	1,618
[18]	Brock TX Independent School District GO	5.000%	8/15/2041	2,000	2,148
[18]	Brock TX Independent School District GO	5.000%	8/15/2042	1,880	2,010
[18]	Brock TX Independent School District GO	5.000%	8/15/2043	2,000	2,126
	Brownsville TX GO	5.000%	2/15/2038	2,740	3,053
[18]	Brownwood Independent School District GO	5.000%	2/15/2030	800	867
[18]	Brownwood Independent School District GO	5.000%	2/15/2040	4,325	4,619
[18]	Brownwood Independent School District GO	5.000%	2/15/2041	4,625	4,919
[18]	Brownwood Independent School District GO	4.000%	2/15/2043	4,590	4,592
[5]	Buda TX Special Assessment Revenue	5.875%	9/1/2045	1,300	1,320
[18]	Bullard Independent School District GO	4.000%	2/15/2043	1,500	1,494
[18]	Burleson Independent School District GO	5.000%	8/1/2029	560	602
[18]	Burleson Independent School District GO	5.000%	8/1/2030	750	820
[18]	Caddo Mills Independent School District GO	5.000%	2/15/2037	1,000	1,087
[18]	Caddo Mills Independent School District GO	5.000%	2/15/2040	1,050	1,125
[18]	Caddo Mills Independent School District GO	5.000%	2/15/2041	1,100	1,174
[18]	Caddo Mills Independent School District GO	5.000%	2/15/2042	1,200	1,273
[18]	Caddo Mills Independent School District GO	5.000%	2/15/2043	2,435	2,575
[5]	Caddo Mills TX Special Assessment Revenue	6.200%	9/15/2045	2,250	2,328
[18]	Calallen Independent School District GO	5.000%	2/15/2039	2,165	2,355
[18]	Calallen Independent School District GO	5.000%	2/15/2040	1,000	1,081
[18]	Calallen Independent School District GO	5.000%	2/15/2041	1,280	1,377
[18]	Calallen Independent School District GO	5.000%	2/15/2042	1,000	1,070
[18]	Canutillo TX Independent School District GO	5.000%	2/15/2041	2,600	2,822
[18]	Canutillo TX Independent School District GO	5.000%	2/15/2042	3,200	3,451
[18]	Canutillo TX Independent School District GO	5.000%	2/15/2043	4,165	4,470
[18]	Canutillo TX Independent School District GO	5.000%	2/15/2044	2,500	2,664
[18]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2039	1,435	1,569
[18]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2040	1,500	1,630
[18]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2041	1,500	1,620
[18]	Carrollton-Farmers Branch Independent School District GO	3.000%	2/15/2038	2,500	2,280
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2040	10,000	10,870
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2041	12,820	13,846
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2041	3,000	3,300
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2042	13,225	14,193
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2042	2,900	3,163
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2043	7,260	7,750
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2043	3,230	3,495
[18]	Castleberry Independent School District GO	5.000%	2/15/2042	1,035	1,121
[18]	Castleberry Independent School District GO	5.000%	2/15/2043	1,025	1,106
[18]	Castleberry Independent School District GO	5.000%	2/15/2044	1,000	1,071
[18]	Cedar Hill Independent School District GO	5.000%	2/15/2043	5,000	5,377
[18]	Cedar Hill Independent School District GO	5.000%	2/15/2044	11,780	12,579
[18]	Cedar Hill Independent School District GO	5.000%	2/15/2045	6,000	6,362
[18]	Celina Independent School District GO	5.000%	2/15/2037	500	555
[18]	Celina Independent School District GO	5.000%	2/15/2038	630	696
[18]	Celina Independent School District GO	5.000%	2/15/2039	1,000	1,099
[18]	Celina Independent School District GO	5.000%	2/15/2042	1,000	1,075
[18]	Celina Independent School District GO	5.000%	2/15/2043	675	723
	Celina TX GO	5.000%	9/1/2036	500	549

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Celina TX GO	4.000%	9/1/2038	740	754
	Celina TX GO	4.000%	9/1/2039	4,050	4,102
	Celina TX GO	4.000%	9/1/2040	1,400	1,406
	Celina TX GO	4.000%	9/1/2041	2,000	1,997
	Celina TX GO	4.000%	9/1/2042	3,525	3,476
	Celina TX GO	4.000%	9/1/2042	6,580	6,489
	Celina TX GO	4.000%	9/1/2045	3,610	3,437
[5]	Celina TX Special Assessment Revenue	4.500%	9/1/2031	250	253
[5]	Celina TX Special Assessment Revenue	3.250%	9/1/2032	248	233
[1]	Celina TX Special Assessment Revenue	5.000%	9/1/2039	800	843
[5]	Celina TX Special Assessment Revenue	5.500%	9/1/2042	1,000	1,042
[5]	Celina TX Special Assessment Revenue	5.125%	9/1/2044	1,500	1,530
[1]	Celina TX Special Assessment Revenue	5.000%	9/1/2045	1,773	1,812
[5]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	4.375%	9/1/2030	241	244
[5]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	5.125%	9/1/2043	1,012	1,035
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2027	7,850	7,696
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2028	6,500	6,183
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2029	5,220	4,812
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	1,580	1,670
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	785	832
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	800	846
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2030	4,355	3,888
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	825	890
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,100	1,183
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2031	4,880	4,213
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,030	1,105
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	1,000	1,070
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	1,350	1,469
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2033	4,000	3,191
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2033	1,170	1,200
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2033	1,070	1,093
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2033	1,000	1,085
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2034	4,000	3,055
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2034	1,080	1,104
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2034	1,150	1,170
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2034	750	811
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2035	4,950	3,609
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2035	1,135	1,151
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2035	1,185	1,214
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	1,025	1,088
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	675	727
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2036	945	959
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2036	800	858
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2037	5,525	3,633
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2037	2,000	2,020
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2037	2,405	2,420
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	1,000	1,069
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	1,000	1,131
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2038	3,500	2,179
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2038	2,510	2,515
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2038	2,250	2,267
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	5,000	5,260
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	1,650	1,757
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	1,000	1,122
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2039	4,500	2,648
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2039	5,000	5,013
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2039	2,600	2,594
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2039	3,605	3,617
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2039	1,955	2,075
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2040	5,700	3,114
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2040	5,000	5,000
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2040	2,700	2,673
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2040	1,490	1,560
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2040	1,150	1,276
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	1,030	901
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	18,000	17,119
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2038	2,250	2,539
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2039	1,500	1,682
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2040	2,000	2,231
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2041	4,455	4,947

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2042	1,000	1,105
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	3,500	3,268
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2033	21,010	23,480
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2034	30,335	34,138
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	19,780	22,183
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	52,175	58,393
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	30,000	33,470
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	15,745	17,530
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2038	4,450	4,902
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	38,440	40,462
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	10,000	10,926
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/2040	12,555	10,766
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	4,040	4,396
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	2,225	2,411
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	4,570	4,927
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	15,705	16,796
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2032	1,535	1,693
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2033	3,190	3,551
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2040	4,525	4,859
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2041	2,500	2,675
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2042	5,005	5,332
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2043	5,260	5,579
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2044	5,530	5,835
[18]	Channelview Independent School District GO	2.000%	8/15/2040	1,000	737
[18]	Clear Creek Independent School District GO	5.000%	2/15/2032	2,260	2,525
[18]	Clear Creek Independent School District GO	5.000%	2/15/2033	2,475	2,799
[18]	Clear Creek Independent School District GO	5.000%	2/15/2040	2,520	2,775
[18]	Clear Creek Independent School District GO	5.000%	2/15/2041	3,845	4,206
	Cleburne TX GO	4.000%	2/15/2042	2,440	2,433
	Cleburne TX GO	4.000%	2/15/2045	1,440	1,377
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	385	410
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2031	830	890
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2031	575	630
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2032	355	367
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2033	815	837
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	535	542
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2034	1,155	1,180
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2034	555	558
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2034	950	982
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2035	400	408
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2035	410	411
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2035	1,100	1,130
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2036	500	508
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2036	1,100	1,201
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2036	7,000	7,770
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	785	781
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	1,000	1,016
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2037	1,280	1,379
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2037	1,000	1,086
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2037	5,975	6,584
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	1,090	1,077
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	1,400	1,416
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2038	1,000	1,073
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2038	1,200	1,298
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2038	6,000	6,577
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	1,855	1,816
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	1,500	1,510
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2039	1,250	1,336
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2039	1,000	1,077
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2039	5,150	5,616
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2040	1,180	1,134
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2040	1,500	1,504
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2040	3,920	4,253

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2041	1,225	1,157
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2041	1,960	1,958
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	1,275	1,189
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	1,400	1,383
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	3,860	3,747
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	14,000	13,391
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	10,000	9,424
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2032	1,765	1,918
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2033	2,010	2,201
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2035	1,125	1,210
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/2036	1,170	1,268
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/2037	1,250	1,345
[18]	College Station Independent School District GO	3.000%	2/15/2044	3,755	3,107
	College Station TX GO	4.000%	2/15/2041	1,735	1,742
	College Station TX GO	4.000%	2/15/2042	1,805	1,795
	College Station TX GO	4.000%	2/15/2043	1,880	1,858
	College Station TX GO	4.000%	2/15/2044	1,955	1,892
	Collin County Community College District GO	5.000%	8/15/2029	1,000	1,072
	Collin County Community College District GO	3.000%	8/15/2039	5,000	4,382
	Collin County TX GO	5.000%	2/15/2027	1,335	1,359
	Collin County TX GO	3.000%	2/15/2036	370	344
	Collin County TX GO	5.000%	2/15/2037	2,250	2,487
	Collin County TX GO	4.000%	2/15/2038	2,480	2,544
	Collin County TX GO	5.000%	2/15/2038	2,880	3,164
	Collin County TX GO	4.000%	2/15/2043	13,035	12,865
	Collin County TX GO	4.000%	2/15/2044	12,560	12,125
	Colony TX GO	4.000%	8/15/2044	3,000	2,876
	Colony TX GO	4.000%	8/15/2045	1,000	949
[18]	Comal Independent School District GO	4.000%	2/1/2035	3,250	3,363
[18]	Comal Independent School District GO	4.000%	2/1/2036	2,250	2,315
[18]	Comal Independent School District GO	5.000%	2/1/2038	1,000	1,127
[18]	Comal Independent School District GO	5.000%	2/1/2039	1,100	1,231
[18]	Comal Independent School District GO	5.000%	2/1/2040	1,500	1,670
[18]	Comal Independent School District GO	3.000%	2/15/2040	2,805	2,558
[18]	Comal Independent School District GO	3.000%	2/1/2041	12,000	10,525
[18]	Comal Independent School District GO	5.000%	2/1/2041	2,765	3,057
[18]	Comal Independent School District GO	3.000%	2/15/2041	2,270	2,040
[18]	Comal Independent School District GO	3.000%	2/15/2042	4,495	3,973
[18]	Comal Independent School District GO	3.000%	2/15/2043	5,410	4,692
[18]	Comanche Independent School District GO	5.000%	2/15/2042	2,400	2,588
[18]	Community TX Independent School District GO	5.000%	2/15/2037	1,205	1,299
[18]	Community TX Independent School District GO	5.000%	2/15/2039	1,440	1,541
[18]	Community TX Independent School District GO	5.000%	2/15/2042	1,935	2,083
[18]	Conroe Independent School District GO	5.000%	2/15/2027	1,410	1,437
[18]	Conroe Independent School District GO	3.000%	2/15/2040	4,015	3,561
[18]	Conroe Independent School District GO	3.000%	2/15/2041	3,000	2,633
[18]	Conroe Independent School District GO	5.000%	2/15/2042	18,380	20,078
[18]	Conroe Independent School District GO	5.000%	2/15/2043	6,710	7,281
[18]	Conroe Independent School District GO	5.000%	2/15/2044	11,880	12,784
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2028	125	131
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2030	150	162
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2031	165	180
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2032	200	219
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2033	235	256
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2035	260	280
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2036	280	300
	Conroe TX GO	5.000%	11/15/2027	1,035	1,071
	Conroe TX GO	5.000%	11/15/2028	1,720	1,817
	Conroe TX GO	5.000%	3/1/2034	300	332
	Conroe TX GO	5.000%	11/15/2034	240	267
	Conroe TX GO	5.000%	3/1/2035	435	479
	Conroe TX GO	5.000%	11/15/2035	210	233
	Conroe TX GO	5.000%	3/1/2036	465	509
	Conroe TX GO	5.000%	11/15/2036	420	463
	Conroe TX GO	4.000%	3/1/2037	905	928
	Conroe TX GO	4.000%	11/15/2037	915	936
	Conroe TX GO	4.125%	11/15/2038	955	978
	Conroe TX GO	5.000%	11/15/2039	450	489
	Conroe TX GO	5.000%	11/15/2040	630	682
	Conroe TX GO	4.250%	3/1/2041	1,135	1,156

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Conroe TX GO	5.000%	3/1/2041	1,075	1,166
	Conroe TX GO	4.000%	11/15/2041	2,305	2,311
	Conroe TX GO	5.000%	11/15/2042	475	510
[18]	Coppell Independent School District GO	5.000%	8/15/2039	1,000	1,091
[18]	Coppell Independent School District GO	5.000%	8/15/2040	500	548
[18]	Coppell Independent School District GO	5.000%	8/15/2041	1,075	1,174
[18]	Coppell Independent School District GO	4.000%	8/15/2042	1,000	1,002
[18]	Coppell Independent School District GO	5.000%	8/15/2042	1,050	1,140
[18]	Coppell Independent School District GO	5.000%	8/15/2043	1,000	1,078
[18]	Coppell Independent School District GO	5.000%	8/15/2044	500	534
[18]	Coppell Independent School District GO	5.000%	8/15/2045	525	557
[18]	Corpus Christi Independent School District GO	4.000%	8/15/2033	3,500	3,524
[18]	Corpus Christi Independent School District GO	4.000%	8/15/2035	2,000	2,010
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2036	1,000	1,135
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2037	2,500	2,817
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2040	1,430	1,557
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2041	1,765	1,910
[18]	Corpus Christi Independent School District GO	4.000%	8/15/2042	3,880	3,901
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2042	3,435	3,699
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2043	3,450	3,693
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2044	1,920	2,039
	Corpus Christi TX Utility System Multiple Utility Revenue	4.000%	7/15/2045	1,000	935
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2033	500	550
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2035	1,240	1,353
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2036	1,500	1,646
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2037	1,800	1,943
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2037	1,370	1,495
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2037	5,000	5,582
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2038	1,000	1,084
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2038	5,000	5,541
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2039	2,000	2,140
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2039	1,870	2,019
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2039	1,250	1,362
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2040	2,500	2,689
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2040	2,425	2,630
[2]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2040	1,450	1,550
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2041	1,650	1,754
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2041	2,500	2,731
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2042	3,000	3,257
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2043	6,590	7,034
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2043	4,155	4,483
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2044	4,000	4,241
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2044	6,090	6,518
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2045	6,100	6,447
[2]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2047	3,100	3,183
[18]	Corsicana Independent School District GO	5.000%	2/15/2043	1,480	1,622
[18]	Corsicana Independent School District GO	5.000%	2/15/2044	1,225	1,330
[18]	Cotulla TX Independent School District GO	5.000%	2/15/2029	715	759
[18]	Cotulla TX Independent School District GO	5.000%	2/15/2030	1,000	1,079
[18]	Crandall Independent School District GO	4.000%	8/15/2041	1,170	1,173
[18]	Crandall Independent School District GO	4.000%	8/15/2042	805	806
[5]	Crandall TX Special Assessment Revenue	4.250%	9/15/2030	105	106
[5]	Crandall TX Special Assessment Revenue	4.500%	9/15/2035	210	213
[5]	Crandall TX Special Assessment Revenue	5.250%	9/15/2045	545	549
[18]	Crosby Independent School District GO	5.000%	2/15/2037	1,250	1,377
[18]	Crowley Independent School District GO	5.000%	2/1/2035	600	689
[18]	Crowley Independent School District GO	5.000%	2/1/2036	1,250	1,419
[18]	Crowley Independent School District GO	5.000%	2/1/2037	1,825	2,057
[18]	Crowley Independent School District GO	5.000%	2/1/2038	725	812
[18]	Crowley Independent School District GO	5.000%	2/1/2039	900	1,002
[18]	Crowley Independent School District GO	5.000%	2/1/2040	4,700	5,119
[18]	Crowley Independent School District GO	5.000%	2/1/2040	1,125	1,247
[18]	Crowley Independent School District GO	5.000%	2/1/2041	1,030	1,115
[18]	Crowley Independent School District GO	5.000%	2/1/2041	2,500	2,754
[18]	Crowley Independent School District GO	5.250%	2/1/2042	1,125	1,252
[18]	Crowley Independent School District GO	5.000%	2/1/2043	1,670	1,817
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2032	2,000	2,233
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2033	2,500	2,819
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2033	3,200	3,609
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	2,000	2,210

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	2,760	3,137
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2037	7,250	8,409
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2038	3,760	4,374
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2041	2,750	3,008
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2042	2,750	2,990
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2043	2,775	3,000
[12]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	1,000	1,066
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2034	2,280	2,302
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2037	2,500	2,502
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2037	3,010	3,039
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	6,105	6,337
	Dallas County Highland Park Independent School District GO	4.000%	2/15/2041	4,945	5,005
	Dallas County Highland Park Independent School District GO	4.000%	2/15/2042	6,355	6,371
	Dallas County Hospital District GO	5.000%	8/15/2031	15,395	16,107
	Dallas County Hospital District GO	5.000%	8/15/2032	14,520	15,156
	Dallas County TX GO	5.000%	8/15/2040	3,560	3,856
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2027	8,265	8,407
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	2,695	2,795
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	2,550	2,832
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	6,740	7,577
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	5,440	6,180
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	10,250	10,527
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	15,210	15,561
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	7,500	7,676
[2]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	23,500	24,032
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2037	3,125	3,172
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2038	1,165	1,179
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	2,750	3,010
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	9,000	9,947
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/2040	5,000	4,278
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	2,500	2,696
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	2,605	2,837
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	6,475	7,118
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	3,965	4,312
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	18,250	20,031
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2042	18,140	19,783
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	18,605	20,161
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2044	15,520	16,662
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	12,520	12,025
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/2041	1,275	1,273
[18]	Dallas Independent School District GO	3.000%	2/15/2037	875	810
[18]	Dallas Independent School District GO	5.000%	2/15/2037	3,250	3,563
[18]	Dallas Independent School District GO	5.000%	2/15/2039	4,000	4,346
[18]	Dallas Independent School District GO	5.000%	2/15/2043	4,050	4,364
[18]	Dallas Independent School District GO	5.000%	2/15/2043	3,250	3,534
[18]	Dallas Independent School District GO	5.000%	2/15/2044	3,500	3,779
[18]	Dallas Independent School District GO	4.500%	2/15/2046	5,670	5,778
[18]	Dallas Independent School District GO PUT	5.000%	2/15/2030	7,360	7,899
[18]	Dallas Independent School District GO PUT	5.000%	2/15/2030	18,155	19,478
[18]	Dallas Independent School District GO PUT	5.000%	2/15/2031	29,725	32,388
	Dallas TX GO	5.000%	2/15/2033	17,010	19,117
	Dallas TX GO	3.000%	2/15/2038	1,225	1,087
	Dallas TX GO	4.000%	2/15/2041	3,125	3,120
	Dallas TX GO	5.000%	2/15/2041	6,285	6,798
	Dallas TX GO	5.000%	2/15/2043	6,465	6,935
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2028	1,210	1,213
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2029	2,200	2,204
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2030	1,750	1,753
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2031	1,750	1,753
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2032	1,445	1,447
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2033	1,280	1,281
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2035	1,780	1,781
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2036	1,000	1,000
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2037	1,750	1,750
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2033	5,715	6,478
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2036	5,010	5,046
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2045	4,135	4,300
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2046	2,500	2,531
[5]	Decatur TX Special Assessment Revenue	4.750%	9/15/2035	294	299
[5]	Decatur TX Special Assessment Revenue	5.500%	9/15/2045	562	576

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Del Valle Independent School District TX GO	5.000%	6/15/2035	3,400	3,696
[18]	Del Valle Independent School District TX GO	5.000%	6/15/2036	2,250	2,434
[18]	Del Valle Independent School District TX GO	4.000%	6/15/2037	1,915	1,968
[18]	Del Valle Independent School District TX GO	4.000%	6/15/2038	2,500	2,557
[18]	Del Valle Independent School District TX GO	2.000%	6/15/2039	4,250	3,305
[18]	Del Valle Independent School District TX GO	4.000%	6/15/2039	3,850	3,923
	Denton County TX GO	4.000%	7/15/2041	4,950	4,999
	Denton County TX GO	4.000%	7/15/2042	5,255	5,272
[5]	Denton County TX Special Assessment Revenue	4.250%	12/31/2030	235	234
[5]	Denton County TX Special Assessment Revenue	4.750%	12/31/2030	230	229
[5]	Denton County TX Special Assessment Revenue	4.625%	12/31/2031	600	610
[5]	Denton County TX Special Assessment Revenue	4.500%	12/31/2035	435	445
[5]	Denton County TX Special Assessment Revenue	5.000%	12/31/2035	450	461
[5]	Denton County TX Special Assessment Revenue	5.250%	12/31/2044	2,000	2,030
[5]	Denton County TX Special Assessment Revenue	5.375%	12/31/2045	1,750	1,811
[5]	Denton County TX Special Assessment Revenue	5.875%	12/31/2045	965	998
[18]	Denton Independent School District GO	5.000%	8/15/2037	1,360	1,390
[18]	Denton Independent School District GO	5.000%	8/15/2037	1,385	1,536
[18]	Denton Independent School District GO	5.000%	8/15/2038	1,920	2,117
[18]	Denton Independent School District GO	5.000%	8/15/2039	4,130	4,530
[18]	Denton Independent School District GO	5.000%	8/15/2040	3,705	4,046
[18]	Denton Independent School District GO	5.000%	8/15/2041	2,965	3,229
[18]	Denton Independent School District GO	5.000%	8/15/2041	3,000	3,313
[18]	Denton Independent School District GO	5.000%	8/15/2042	6,350	6,876
[18]	Denton Independent School District GO	3.000%	8/15/2043	2,500	2,102
[18]	Denton Independent School District GO	5.000%	8/15/2048	5,000	5,209
	Denton TX GO	4.000%	2/15/2039	3,605	3,630
	Denton TX GO	5.000%	2/15/2039	2,360	2,628
	Denton TX GO	4.000%	2/15/2040	2,560	2,568
	Denton TX GO	4.000%	2/15/2040	6,995	7,024
	Denton TX GO	4.000%	2/15/2041	7,275	7,262
	Denton TX GO	4.000%	2/15/2042	2,675	2,642
	Denton TX GO	4.000%	2/15/2042	2,285	2,257
	Denton TX GO	4.000%	2/15/2042	2,005	1,981
	Denton TX GO	4.000%	2/15/2042	5,710	5,641
	Denton TX GO	5.000%	2/15/2042	2,740	2,994
	Denton TX GO	4.000%	2/15/2043	7,880	7,711
	Denton TX GO	4.000%	2/15/2043	2,240	2,192
	Denton TX GO	4.000%	2/15/2043	5,950	5,823
	Denton TX GO	5.000%	2/15/2043	2,875	3,125
	Denton TX GO	4.000%	2/15/2044	3,190	3,064
	Denton TX Utility System Water Revenue	5.000%	12/1/2031	2,000	2,025
	DeSoto TX GO	5.000%	2/15/2038	2,265	2,507
[18]	Dickinson Independent School District GO	5.000%	2/15/2037	2,375	2,616
[18]	Dickinson Independent School District GO	5.000%	2/15/2038	3,750	4,110
[18]	Dickinson Independent School District GO	4.000%	2/15/2041	3,175	3,204
[18]	Dickinson Independent School District GO	4.000%	2/15/2043	3,460	3,462
[18]	Donna TX Independent School District GO	5.000%	2/15/2037	760	835
[18]	Donna TX Independent School District GO	5.000%	2/15/2038	1,605	1,754
[18]	Donna TX Independent School District GO	5.000%	2/15/2039	950	1,033
[18]	Donna TX Independent School District GO	5.000%	2/15/2042	750	803
[5]	Dorchester TX Special Assessment Revenue	5.250%	9/15/2031	305	305
[18]	Dripping TX Springs Independent School District GO	5.000%	2/15/2028	1,010	1,054
[18]	Dripping TX Springs Independent School District GO	5.000%	2/15/2030	1,010	1,094
[18]	Dripping TX Springs Independent School District GO	5.000%	2/15/2041	5,600	6,183
[18]	Dripping TX Springs Independent School District GO	5.000%	2/15/2044	3,705	4,006
[18]	Dripping TX Springs Independent School District GO, ETM	5.000%	2/15/2028	240	250
[18]	Dripping TX Springs Independent School District GO, ETM	5.000%	2/15/2030	240	260
[18]	Duncanville TX Independent School District GO	5.000%	2/15/2032	2,940	3,277
[18]	Duncanville TX Independent School District GO	5.000%	2/15/2033	1,435	1,618
[18]	Duncanville TX Independent School District GO	5.000%	2/15/2042	4,885	5,227
[18]	Duncanville TX Independent School District GO	5.000%	2/15/2043	5,800	6,188
[18]	Duncanville TX Independent School District GO	5.000%	2/15/2044	5,600	5,937
[18]	Eagle Mountain & Saginaw Independent School District GO	3.000%	8/15/2037	2,250	2,073
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2041	1,375	1,497
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2042	2,000	2,163
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2043	1,750	1,879
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2044	1,500	1,599
[18]	Eanes Independent School District GO	5.000%	8/1/2039	1,290	1,395
[18]	Eanes Independent School District GO	5.250%	8/1/2041	1,870	2,075

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	East Central Independent School District GO	5.000%	8/15/2038	1,690	1,878
[18]	East Central Independent School District GO	4.000%	8/15/2040	2,645	2,672
[18]	East Central Independent School District GO	4.000%	8/15/2041	3,500	3,523
[18]	East Central Independent School District GO	4.000%	8/15/2042	3,640	3,643
[18]	East Central Independent School District GO	4.000%	8/15/2043	3,790	3,777
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2031	225	246
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2032	500	553
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2033	370	412
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2034	550	616
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2040	725	781
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2041	750	804
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2042	740	789
	Ector County Hospital District GO	5.000%	9/15/2028	1,100	1,130
	Ector County Hospital District GO	5.000%	9/15/2029	780	809
	Ector County Hospital District GO	5.000%	9/15/2030	850	888
	Ector County Hospital District GO	5.000%	9/15/2032	1,750	1,814
	Ector County Hospital District GO	4.000%	9/15/2035	1,400	1,332
[18]	Ector County Independent School District GO	5.000%	8/15/2036	6,365	7,119
[18]	Ector County Independent School District GO	5.000%	8/15/2037	4,355	4,842
[18]	Ector County Independent School District GO	5.000%	8/15/2038	4,555	5,037
[18]	Ector County Independent School District GO	5.000%	8/15/2039	2,335	2,569
[18]	Ector County Independent School District GO	5.000%	8/15/2040	2,925	3,173
[18]	Ector County Independent School District GO	5.000%	8/15/2041	3,205	3,469
[18]	Ector County Independent School District GO	5.000%	8/15/2042	5,735	6,176
[18]	Ector County Independent School District GO	5.000%	8/15/2043	3,535	3,781
	Ector County TX GO	5.000%	2/15/2031	2,415	2,628
	Ector County TX GO	5.000%	2/15/2032	3,230	3,557
	Ector County TX GO	5.000%	2/15/2033	2,370	2,634
	Ector County TX GO	5.000%	2/15/2034	1,555	1,742
	Ector County TX GO	5.000%	2/15/2037	5,010	5,513
	Ector County TX GO	5.000%	2/15/2038	7,735	8,453
	Ector County TX GO	5.000%	2/15/2043	10,000	10,687
	Ector County TX GO	5.000%	2/15/2044	10,000	10,632
	El Paso County Community College District College & University Revenue	5.000%	4/1/2029	1,000	1,065
	El Paso County Community College District College & University Revenue	5.000%	4/1/2030	1,500	1,623
	El Paso County Community College District College & University Revenue	5.000%	4/1/2031	1,300	1,428
[1]	El Paso County Hospital District GO	5.000%	8/15/2029	1,150	1,218
[1]	El Paso County Hospital District GO	5.000%	8/15/2030	1,235	1,326
[1]	El Paso County Hospital District GO	5.000%	2/15/2031	1,790	1,948
[1]	El Paso County Hospital District GO	5.000%	8/15/2031	1,000	1,086
[1]	El Paso County Hospital District GO	5.000%	2/15/2032	2,225	2,446
[1]	El Paso County Hospital District GO	5.000%	8/15/2032	2,100	2,303
[1]	El Paso County Hospital District GO	5.000%	2/15/2033	1,045	1,160
[1]	El Paso County Hospital District GO	5.000%	8/15/2033	4,720	5,216
[1]	El Paso County Hospital District GO	5.000%	2/15/2034	4,500	5,033
[1]	El Paso County Hospital District GO	5.000%	2/15/2035	1,485	1,670
[1]	El Paso County Hospital District GO	5.000%	2/15/2037	1,300	1,442
[1]	El Paso County Hospital District GO	5.000%	2/15/2038	2,300	2,537
[1]	El Paso County Hospital District GO	5.000%	2/15/2039	1,850	2,029
[1]	El Paso County Hospital District GO	5.000%	8/15/2039	7,285	7,933
[1]	El Paso County Hospital District GO	5.000%	2/15/2040	1,500	1,637
[1]	El Paso County Hospital District GO	5.000%	8/15/2040	2,780	3,010
[1]	El Paso County Hospital District GO	5.250%	2/15/2041	2,200	2,429
[1]	El Paso County Hospital District GO	5.000%	8/15/2041	12,480	13,480
[1]	El Paso County Hospital District GO	5.000%	8/15/2042	9,710	10,431
[1]	El Paso County Hospital District GO	5.250%	2/15/2043	2,300	2,508
[1]	El Paso County Hospital District GO	5.000%	8/15/2043	2,270	2,422
	El Paso Downtown Development Corp. Lease (Appropriation) Revenue (Downtown Ballpark Venue Project)	5.000%	8/15/2026	1,065	1,071
[3,18]	El Paso Independent School District GO	5.000%	8/15/2033	1,480	1,676
[3,18]	El Paso Independent School District GO	5.000%	8/15/2034	4,500	5,139
[18]	El Paso Independent School District GO	5.000%	8/15/2036	5,000	5,032
[18]	El Paso Independent School District GO	5.000%	8/15/2037	3,050	3,069
[3,18]	El Paso Independent School District GO	5.000%	8/15/2038	3,500	3,890
[3,18]	El Paso Independent School District GO	5.000%	8/15/2039	3,750	4,146
[3,18]	El Paso Independent School District GO	5.000%	8/15/2040	6,240	6,860
[3,18]	El Paso Independent School District GO	5.000%	8/15/2041	4,650	5,089
[3,18]	El Paso Independent School District GO	5.000%	8/15/2042	3,750	4,079
	El Paso TX GO	4.000%	8/15/2030	3,480	3,490
	El Paso TX GO	3.000%	8/15/2033	375	373
	El Paso TX GO	5.000%	8/15/2033	1,300	1,379

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX GO	5.000%	8/15/2033	1,500	1,591
	El Paso TX GO	3.000%	8/15/2034	710	700
	El Paso TX GO	4.000%	8/15/2034	435	448
	El Paso TX GO	5.000%	8/15/2034	4,570	4,595
	El Paso TX GO	3.000%	8/15/2035	430	420
	El Paso TX GO	4.000%	8/15/2035	1,000	1,020
	El Paso TX GO	4.000%	8/15/2035	1,075	1,097
	El Paso TX GO	4.000%	8/15/2035	450	462
	El Paso TX GO	5.000%	8/15/2035	4,795	4,819
	El Paso TX GO	5.000%	8/15/2035	1,150	1,156
	El Paso TX GO	3.000%	8/15/2036	485	463
	El Paso TX GO	4.000%	8/15/2036	1,010	1,027
	El Paso TX GO	4.000%	8/15/2036	1,000	1,017
	El Paso TX GO	5.000%	8/15/2036	4,005	4,024
	El Paso TX GO	5.000%	8/15/2036	5,035	5,059
	El Paso TX GO	4.000%	8/15/2037	500	507
	El Paso TX GO	4.000%	8/15/2037	1,110	1,125
	El Paso TX GO	4.000%	8/15/2037	680	692
	El Paso TX GO	3.000%	8/15/2038	720	663
	El Paso TX GO	4.000%	8/15/2038	1,155	1,167
	El Paso TX GO	4.000%	8/15/2038	1,000	1,013
	El Paso TX GO	5.000%	8/15/2038	1,190	1,304
	El Paso TX GO	3.000%	8/15/2039	1,575	1,426
	El Paso TX GO	4.000%	8/15/2039	1,000	1,007
	El Paso TX GO	4.000%	8/15/2040	1,000	1,005
	El Paso TX GO	5.000%	8/15/2042	9,500	9,533
	El Paso TX Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/2029	2,150	2,170
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2033	2,100	2,112
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2033	2,750	2,941
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2034	1,700	1,708
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2034	3,530	3,765
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2035	4,560	4,849
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2037	5,000	5,281
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2038	5,980	6,293
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2038	4,000	4,444
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2039	5,805	6,414
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2041	5,000	4,996
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2043	1,575	1,701
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2044	3,245	3,487
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2045	4,150	4,423
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2046	13,400	13,898
[18]	Elgin Independent School District GO	5.000%	8/1/2040	2,515	2,760
[18]	Elgin Independent School District GO	5.000%	8/1/2041	5,265	5,749
[18]	Elgin Independent School District GO	5.000%	8/1/2042	4,430	4,810
[18]	Elgin Independent School District GO	5.000%	8/1/2043	2,500	2,697
[18]	Elgin Independent School District GO	5.000%	8/1/2044	3,500	3,748
	EP Cimarron Ventanas PFC Local or Guaranteed Housing Revenue (Home Essential Function Housing Program)	4.125%	12/1/2039	5,575	5,524
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/2034	38,195	37,759
	EP Forty649 PFC Local or Guaranteed Housing Revenue (Forty649 Apartments Project)	4.000%	1/1/2037	8,365	8,144
	EP Royal Estates PFC Local or Guaranteed Housing Revenue (El Paso Royal Apartments Project)	4.250%	10/1/2039	2,500	2,503
[18]	Forney Independent School District GO	5.000%	8/15/2031	1,810	2,013
[18]	Forney Independent School District GO	5.000%	8/15/2032	2,205	2,485
[18]	Forney Independent School District GO	4.000%	8/15/2034	2,355	2,457
[18]	Forney Independent School District GO	5.000%	8/15/2034	1,650	1,888
[18]	Forney Independent School District GO	3.000%	8/15/2035	4,910	4,701
[18]	Forney Independent School District GO	5.000%	8/15/2035	2,300	2,511
[18]	Forney Independent School District GO	3.000%	8/15/2036	5,375	5,077
[18]	Forney Independent School District GO	3.000%	2/15/2039	1,000	908
[18]	Forney Independent School District GO	5.000%	8/15/2039	1,200	1,300
[18]	Forney Independent School District GO	5.000%	8/15/2040	10,745	11,512
[18]	Forney Independent School District GO	5.000%	8/15/2040	1,205	1,298
[18]	Forney Independent School District GO	5.000%	8/15/2040	1,000	1,109
[2]	Forney Independent School District GO	0.000%	8/15/2041	1,000	501
[18]	Forney Independent School District GO	4.000%	8/15/2041	8,000	8,008
[18]	Forney Independent School District GO	5.000%	8/15/2041	1,380	1,483
[18]	Forney Independent School District GO	5.250%	8/15/2041	1,000	1,122
[18]	Forney Independent School District GO	4.000%	8/15/2042	8,000	7,924
[18]	Forney Independent School District GO	5.000%	8/15/2042	1,000	1,069
[18]	Forney Independent School District GO	5.250%	8/15/2042	750	835

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Forney Independent School District GO	0.000%	8/15/2043	1,000	450
[18]	Forney Independent School District GO	5.000%	8/15/2043	2,000	2,125
[18]	Forney Independent School District GO	5.250%	8/15/2043	1,000	1,104
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2027	360	359
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2028	235	233
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2029	720	713
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2029	335	330
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2030	720	708
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2031	500	488
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2031	780	756
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2032	580	559
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2032	340	325
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2033	400	381
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2033	820	774
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2034	450	422
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2034	870	808
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2037	1,575	1,405
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2037	435	388
	Fort Bend County TX GO	5.000%	3/1/2038	6,290	6,961
	Fort Bend County TX GO	5.000%	3/1/2042	3,770	4,097
	Fort Bend County TX GO	5.000%	3/1/2042	6,510	7,074
	Fort Bend County TX GO	5.000%	3/1/2043	3,965	4,285
	Fort Bend County TX GO	5.000%	3/1/2043	8,110	8,765
	Fort Bend County TX GO	5.000%	3/1/2044	4,170	4,475
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2034	700	789
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2035	1,000	1,134
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2036	1,000	1,125
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2037	1,500	1,676
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2038	1,400	1,552
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2039	2,150	1,916
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2046	2,995	2,363
[18]	Fort Stockton Independent School District GO	5.000%	2/1/2044	1,000	1,018
[18]	Fort Worth Independent School District GO	4.000%	2/15/2042	2,000	2,009
[18]	Fort Worth Independent School District GO	5.000%	2/15/2042	2,960	3,225
	Fort Worth TX GO	4.000%	3/1/2040	5,225	5,274
	Fort Worth TX GO	4.000%	3/1/2041	4,680	4,702
	Fort Worth TX GO	4.000%	3/1/2041	5,475	5,505
	Fort Worth TX GO	4.000%	3/1/2043	11,405	11,251
	Fort Worth TX GO	4.125%	3/1/2044	2,680	2,636
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2038	1,925	2,104
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2039	1,500	1,632
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2040	1,800	1,943
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2041	5,530	5,928
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2036	4,370	4,464
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/2036	2,190	2,461
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2038	3,785	3,838
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/2038	4,845	5,375
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2039	2,550	1,938
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2039	4,980	5,032
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2040	2,600	1,920
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2041	1,655	1,192
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2042	2,710	1,893
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2042	3,970	3,963
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2042	5,170	5,161
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2043	15,450	15,304
[8]	Freddie Mac Pool	4.170%	5/1/2037	5,316	5,280
[8]	Freddie Mac Pool	3.850%	1/1/2040	6,700	6,340
[8]	Freddie Mac Pool	3.100%	2/1/2040	5,840	5,160
[8]	Freddie Mac Pool	3.450%	7/1/2040	9,762	9,025
[8]	Freddie Mac Pool	4.250%	1/1/2044	29,960	28,528
[8]	Freddie Mac Pool	4.350%	1/1/2044	2,212	2,163
[18]	Frenship Independent School District GO	3.000%	2/15/2034	1,585	1,542
[18]	Frenship Independent School District GO	3.000%	2/15/2036	1,000	942
[18]	Frenship Independent School District GO	3.000%	2/15/2038	1,000	912
[18]	Frisco Independent School District GO	5.000%	8/15/2026	3,430	3,452
[18]	Frisco Independent School District GO	4.000%	8/15/2030	4,075	4,113
[18]	Frisco Independent School District GO	4.000%	8/15/2033	4,500	4,532
[18]	Frisco Independent School District GO	4.000%	8/15/2034	4,735	4,765
[18]	Frisco Independent School District GO	3.000%	2/15/2037	2,500	2,340
[18]	Frisco Independent School District GO	5.000%	2/15/2041	2,500	2,740

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Frisco Independent School District GO	5.000%	2/15/2042	4,000	4,367
[18]	Frisco Independent School District GO	5.000%	2/15/2043	3,000	3,270
	Frisco TX GO	5.000%	2/15/2030	7,390	7,989
	Frisco TX GO	4.000%	2/15/2039	6,385	6,530
	Frisco TX GO	4.000%	2/15/2040	5,680	5,778
	Frisco TX GO	4.000%	2/15/2041	1,145	1,160
	Frisco TX GO	4.000%	2/15/2042	1,360	1,370
	FW Chaparral PFC Local or Guaranteed Housing Revenue (Chaparral Ranch Project)	4.000%	10/1/2035	4,700	4,625
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	5.000%	10/1/2032	1,300	1,377
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	4.000%	10/1/2035	11,455	11,178
[18]	Galena Park Independent School District GO	5.000%	8/15/2026	1,050	1,057
[18]	Galena Park Independent School District GO	5.000%	8/15/2027	1,825	1,880
[18]	Galena Park Independent School District GO	5.000%	8/15/2028	1,825	1,903
[18]	Galena Park Independent School District GO	5.000%	8/15/2035	1,895	2,145
[18]	Galena Park Independent School District GO	5.000%	8/15/2036	2,850	2,946
[18]	Galena Park Independent School District GO	5.000%	8/15/2036	1,500	1,686
[18]	Galena Park Independent School District GO	5.000%	8/15/2037	2,830	2,921
[18]	Galena Park Independent School District GO	5.000%	8/15/2037	2,000	2,234
[18]	Galena Park Independent School District GO	3.000%	8/15/2038	1,990	1,833
[18]	Galena Park Independent School District GO	5.000%	8/15/2038	1,250	1,389
[18]	Galena Park Independent School District GO	5.000%	8/15/2040	1,250	1,374
[18]	Galena Park Independent School District GO	5.000%	8/15/2041	2,020	2,206
	Galveston County TX GO	4.000%	2/1/2027	1,565	1,581
	Galveston County TX GO	4.000%	2/1/2029	1,055	1,066
	Galveston County TX GO	5.000%	2/1/2030	1,195	1,214
	Galveston County TX GO	4.000%	2/1/2032	1,195	1,204
[18]	Galveston Independent School District GO	5.000%	2/1/2033	725	778
[18]	Galveston Independent School District GO	5.000%	2/1/2034	1,000	1,071
[18]	Galveston Independent School District GO	5.000%	2/1/2035	1,225	1,309
[18]	Galveston Independent School District GO	5.000%	2/1/2037	1,725	1,831
[18]	Galveston Independent School District GO	4.000%	2/1/2039	7,450	7,503
[18]	Galveston Independent School District GO	4.000%	2/1/2040	5,250	5,269
[18]	Galveston Independent School District GO, Prere.	5.000%	2/1/2030	210	227
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2034	250	274
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2036	500	542
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2037	1,430	1,542
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2041	700	750
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2043	600	636
[18]	Garland Independent School District GO	5.000%	2/15/2028	2,100	2,193
[18]	Garland Independent School District GO	5.000%	2/15/2030	2,500	2,715
[18]	Garland Independent School District GO	5.000%	2/15/2033	1,405	1,458
[18]	Garland Independent School District GO	5.000%	2/15/2036	685	760
[18]	Garland Independent School District GO	5.000%	2/15/2038	1,165	1,280
[18]	Garland Independent School District GO	5.000%	2/15/2039	1,250	1,366
[18]	Garland Independent School District GO	4.000%	2/15/2040	1,375	1,386
[18]	Garland Independent School District GO	5.000%	2/15/2040	8,000	8,706
[18]	Garland Independent School District GO	5.000%	2/15/2041	9,385	10,154
[18]	Garland Independent School District GO	4.000%	2/15/2042	2,190	2,188
[18]	Garland Independent School District GO	5.000%	2/15/2042	8,815	9,482
[18]	Garland Independent School District GO	5.000%	2/15/2043	8,850	9,475
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2030	1,100	1,188
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2031	1,095	1,157
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2031	1,000	1,097
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2032	1,355	1,428
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2032	1,000	1,109
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2033	2,010	2,113
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2033	1,000	1,120
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2034	1,250	1,310
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2034	950	1,074
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2035	1,115	1,166
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2036	1,000	1,043
	Garland TX Electric Utility System Electric Power & Light Revenue	3.000%	3/1/2037	1,250	1,143
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2037	1,000	1,040
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2044	1,000	1,026
	Garland TX GO	5.000%	2/15/2041	1,800	1,966
	Garland TX GO	5.000%	2/15/2042	2,200	2,392
[18]	Georgetown Independent School District GO	5.000%	2/15/2032	3,150	3,515
[18]	Georgetown Independent School District GO	5.000%	2/15/2033	650	734
[18]	Georgetown Independent School District GO	5.000%	2/15/2033	1,660	1,874
[18]	Georgetown Independent School District GO	5.000%	2/15/2034	1,125	1,283

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Georgetown Independent School District GO	5.500%	2/15/2037	4,250	4,961
[18]	Georgetown Independent School District GO	5.500%	2/15/2038	2,300	2,667
[18]	Georgetown Independent School District GO	5.000%	2/15/2039	1,750	1,937
[18]	Georgetown Independent School District GO	5.000%	2/15/2039	1,750	1,951
[18]	Georgetown Independent School District GO	5.000%	2/15/2040	1,605	1,767
[18]	Georgetown Independent School District GO	5.000%	2/15/2040	1,900	2,105
[18]	Georgetown Independent School District GO	5.000%	2/15/2041	5,500	6,008
[18]	Georgetown Independent School District GO	5.000%	2/15/2041	2,500	2,750
[18]	Georgetown Independent School District GO	5.000%	2/15/2042	5,390	5,854
[18]	Georgetown Independent School District GO	5.000%	2/15/2042	2,350	2,567
[18]	Georgetown Independent School District GO	5.000%	2/15/2043	2,100	2,267
[18]	Georgetown Independent School District GO	5.000%	2/15/2043	1,595	1,731
[18]	Georgetown Independent School District GO	5.000%	2/15/2044	2,500	2,675
[18]	Georgetown Independent School District GO	5.000%	2/15/2044	1,350	1,453
	Georgetown TX GO	4.000%	8/15/2044	1,435	1,393
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2026	400	402
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2028	500	525
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2036	565	620
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2037	1,210	1,320
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2039	1,290	1,395
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2040	2,000	2,186
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2041	2,485	2,679
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2041	6,110	6,652
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2041	1,400	1,524
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2042	1,360	1,460
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2042	4,810	5,213
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2042	1,200	1,300
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2043	2,060	2,202
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2043	4,310	4,649
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2043	2,325	2,507
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2044	2,000	2,144
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2044	2,945	3,155
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2045	3,500	3,711
[1,5]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	3.720%	5/7/2026	21,565	21,565
[18]	Godley Independent School District GO	3.000%	2/15/2040	1,000	886
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/2036	1,500	1,646
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/2038	1,250	1,358
[18]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/2026	1,200	1,191
	Grand Parkway Transportation Corp. Highway Revenue	5.200%	10/1/2031	2,990	3,161
	Grand Parkway Transportation Corp. Highway Revenue	5.300%	10/1/2032	5,740	6,072
	Grand Parkway Transportation Corp. Highway Revenue	5.400%	10/1/2033	18,120	19,179
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2035	2,135	2,212
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2037	5,075	5,239
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	13,300	13,630
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	27,690	26,029
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	21,535	22,209
	Grand Prairie TX GO	5.000%	2/15/2042	1,000	1,087
	Grayson County TX Junior College District GO	5.000%	2/15/2042	2,075	2,246
	Grayson County TX Junior College District GO	5.000%	2/15/2043	1,740	1,874
	Grayson County TX Junior College District GO	5.000%	2/15/2044	2,115	2,268
[3]	Grayson County TX Junior College District GO	5.000%	2/15/2045	1,130	1,219
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/2035	1,220	1,310
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2036	2,045	2,092
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2037	3,740	3,806
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2038	3,895	3,936
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2039	2,555	2,566
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2040	1,820	1,820
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2041	2,765	2,756
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2038	1,270	1,360
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2039	1,000	1,067
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2040	3,400	3,614
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2040	5,125	5,492
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2041	5,440	5,806

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Greenville Independent School District GO	5.000%	2/15/2042	2,175	2,391
[18]	Greenville Independent School District GO	5.000%	2/15/2043	1,250	1,369
[18]	Greenville Independent School District GO	5.000%	2/15/2044	1,000	1,088
[18]	Greenville Independent School District GO	5.000%	2/15/2045	1,750	1,883
[18]	Greenville Independent School District GO	5.000%	2/15/2046	1,655	1,767
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2033	3,025	3,333
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2034	2,410	2,648
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2035	1,750	1,915
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2036	1,360	1,480
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2037	1,430	1,548
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2038	1,005	1,085
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2039	1,000	1,075
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2040	1,320	1,414
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2041	2,180	2,324
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2042	1,270	1,349
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2043	2,000	2,113
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2044	2,055	2,156
[1]	Greenville TX GO	4.000%	2/15/2042	2,300	2,291
[1]	Greenville TX GO	4.000%	2/15/2043	2,395	2,358
[1]	Greenville TX GO	4.000%	2/15/2044	2,490	2,407
[18]	Greenwood Independent School District GO	4.000%	2/15/2042	9,840	9,892
[18]	Greenwood Independent School District GO	4.000%	2/15/2043	10,205	10,216
[18]	Greenwood Independent School District GO	4.000%	2/15/2044	9,000	8,897
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2038	3,480	3,857
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2039	1,305	1,437
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2040	6,240	6,714
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2040	2,585	2,833
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2041	6,395	6,847
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2041	2,660	2,898
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2042	1,000	1,083
[18]	Gregory-Portland TX Independent School District GO	4.000%	2/15/2043	16,550	16,557
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2043	880	948
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2031	125	125
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2032	100	100
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2033	140	140
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2034	170	170
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2035	110	110
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/2037	1,940	1,948
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2027	475	487
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2028	495	516
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2030	750	805
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2031	225	231
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2032	595	608
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2033	420	428
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2034	325	330
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2035	675	684
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2037	780	788
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2034	1,000	1,041
[2]	Hale County TX GO	5.000%	3/15/2037	1,720	1,898
[2]	Hale County TX GO	5.000%	3/15/2038	1,485	1,630
[2]	Hale County TX GO	5.000%	3/15/2039	1,900	2,077
[2]	Hale County TX GO	5.000%	3/15/2040	1,800	1,962
[2]	Hale County TX GO	5.000%	3/15/2041	2,000	2,171
[18]	Harlandale Independent School District GO	5.000%	8/15/2040	2,140	2,318
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	44,130	47,387
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2026	1,050	1,062
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2027	1,000	1,032
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2028	1,045	1,080
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2029	1,205	1,245
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2031	1,500	1,546
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2032	2,725	2,747
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2034	8,415	8,460
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2035	1,300	1,304
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,185	2,188
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	13,440	14,802
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	6,000	6,616
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	20,000	22,049
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	19,125	21,520
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,725	1,898
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/2040	4,000	3,441

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2042	2,695	2,605
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	4,900	5,179
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/2026	3,570	3,570
	Harris County Flood Control District GO	4.000%	10/1/2037	4,400	4,484
	Harris County Flood Control District GO	4.000%	10/1/2039	7,790	7,873
	Harris County Flood Control District GO	5.250%	10/1/2039	2,500	2,751
	Harris County Flood Control District GO	5.250%	10/1/2040	2,375	2,605
	Harris County Flood Control District GO	4.000%	9/15/2041	1,520	1,531
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/2032	5,015	5,158
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/2037	1,640	1,657
	Harris County Hospital District GO	5.000%	2/15/2036	8,000	8,953
	Harris County Hospital District GO	5.000%	2/15/2037	9,285	10,319
	Harris County Hospital District GO	5.000%	2/15/2041	10,000	10,872
	Harris County Hospital District GO	5.000%	2/15/2042	8,190	8,860
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,860	1,867
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	69,690	71,286
[2]	Harris County Municipal Utility District No. 165 GO	3.000%	3/1/2039	1,125	1,009
[2]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/2044	3,695	3,545
	Harris County TX GO	5.000%	10/1/2027	7,415	7,671
	Harris County TX GO	5.000%	9/15/2028	525	554
	Harris County TX GO	5.000%	9/15/2028	2,500	2,638
	Harris County TX GO	5.000%	9/15/2029	1,635	1,760
[1]	Harris County TX GO	5.250%	8/15/2030	7,335	8,106
	Harris County TX GO	5.000%	10/1/2034	2,700	2,776
	Harris County TX GO	5.000%	9/15/2038	11,705	13,258
	Harris County TX GO	4.000%	9/15/2039	2,250	2,296
	Harris County TX GO	5.000%	9/15/2039	6,150	6,919
	Harris County TX GO	4.000%	9/15/2040	1,500	1,523
	Harris County TX GO	5.000%	9/15/2040	6,325	7,068
	Harris County TX GO	5.000%	9/15/2041	3,150	3,469
	Harris County TX GO	4.000%	9/15/2042	1,000	1,004
	Harris County TX GO	4.000%	9/15/2043	1,300	1,291
	Harris County TX GO	5.000%	9/15/2043	12,840	13,963
	Harris County TX GO	5.000%	9/15/2043	3,805	4,138
	Harris County TX GO	5.000%	9/15/2044	9,365	10,105
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2035	1,685	1,724
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2036	2,165	2,206
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/2037	3,600	3,307
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/2038	11,235	10,115
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2038	6,000	6,664
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2039	2,280	2,292
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2039	6,000	6,632
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2040	3,110	3,117
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2040	6,500	7,155
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2041	9,000	8,980
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2042	8,485	8,361
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2043	3,620	3,522
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	5,860	5,986
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2044	12,725	13,707
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	5,780	5,492
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2028	2,880	2,665
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2029	5,260	4,715
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2030	6,325	5,482
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2031	1,345	1,125
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2031	1,155	966
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2033	640	722
[18]	Hays Consolidated Independent School District GO	4.000%	2/15/2034	1,000	1,004
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2034	1,600	1,822
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2036	2,000	2,273
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2038	3,000	3,359
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2039	2,000	2,223
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2040	1,500	1,659
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2041	4,150	4,443
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2041	2,300	2,525
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2042	4,000	4,259
[18]	Hays Consolidated Independent School District GO	5.250%	2/15/2042	1,465	1,627
	Hays County TX GO	5.000%	2/15/2027	1,105	1,125
	Hays County TX GO	5.000%	2/15/2030	1,760	1,791
	Hays County TX GO	5.000%	2/15/2030	2,175	2,214
	Hays County TX GO	5.000%	2/15/2031	3,235	3,291

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hays County TX GO	5.000%	2/15/2031	1,590	1,618
	Hays County TX GO	5.000%	2/15/2034	1,035	1,051
	Hays County TX GO	3.000%	2/15/2038	1,565	1,426
	Hays County TX GO	3.000%	2/15/2040	1,075	945
	Hays County TX GO	3.000%	2/15/2041	1,365	1,180
	Hays County TX GO	5.000%	2/15/2042	1,685	1,858
	Hays County TX GO	5.000%	2/15/2043	1,505	1,651
	Hays County TX GO	5.000%	2/15/2044	2,735	2,984
	Hays County TX GO	5.000%	2/15/2045	1,500	1,619
	Hays County TX GO	5.000%	2/15/2046	1,250	1,332
[5]	Hays County TX Special Assessment Revenue	3.250%	9/15/2030	255	241
[5]	Hays County TX Special Assessment Revenue	3.750%	9/15/2040	580	538
[3]	Heath TX GO	5.000%	2/15/2043	3,435	3,743
[3]	Heath TX GO	5.000%	2/15/2044	3,615	3,909
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2036	525	577
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2037	350	382
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2038	315	342
	Hidalgo County Drain District No. 1 GO	4.250%	9/1/2041	1,000	1,009
	Hidalgo County Drain District No. 1 GO	4.375%	9/1/2044	1,300	1,300
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2030	500	529
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2030	960	1,005
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2031	500	532
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2031	1,475	1,553
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2032	450	477
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2032	1,355	1,421
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2033	1,970	2,082
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2033	1,250	1,307
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2034	1,925	2,024
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2034	1,350	1,405
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2035	1,000	1,036
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2037	3,100	3,032
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	1,000	950
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2039	1,000	940
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2040	2,040	1,896
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	934
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	912
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2042	2,425	1,088
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2043	2,835	1,193
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2044	2,000	775
	Hidalgo County TX GO	4.000%	8/15/2035	1,450	1,475
	Hidalgo County TX GO	4.000%	8/15/2038	1,065	1,073
[18]	Houston Independent School District GO	4.000%	2/15/2032	3,155	3,177
[18]	Houston Independent School District GO	5.000%	2/15/2034	8,750	10,011
[18]	Houston Independent School District GO	5.000%	2/15/2035	3,500	4,033
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2027	3,710	3,809
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	3,095	3,240
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2033	3,110	3,251
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2034	5,500	5,740
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2035	4,450	4,635
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2036	10,000	10,395
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	5,500	5,704
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	3,675	3,720
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	3,095	3,133
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	1,635	1,694
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	8,010	8,301
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	3,800	3,806
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2035	870	894
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2035	1,000	1,023
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	10,000	11,251
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2037	1,900	1,743
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2037	1,905	1,982
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2038	1,585	1,420
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2039	2,600	2,290
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2039	1,565	1,622
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2041	3,695	4,053
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	5,540	6,050
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	1,010	1,041
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	4,470	4,869
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2044	2,425	2,628
	Houston TX GO	5.000%	3/1/2027	6,025	6,142

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX GO	5.000%	3/1/2027	125	127
	Houston TX GO	5.000%	3/1/2028	10,025	10,221
	Houston TX GO	5.000%	3/1/2028	150	157
	Houston TX GO	5.000%	3/1/2029	6,000	6,113
	Houston TX GO	5.000%	3/1/2029	500	531
	Houston TX GO	5.000%	3/1/2031	4,015	4,409
	Houston TX GO	5.000%	3/1/2032	3,840	3,847
	Houston TX GO	5.000%	3/1/2032	1,050	1,169
	Houston TX GO	4.000%	3/1/2033	5,000	5,025
	Houston TX GO	5.000%	3/1/2033	1,000	1,126
	Houston TX GO	4.000%	3/1/2035	3,000	3,009
	Houston TX GO	3.000%	3/1/2036	1,015	957
	Houston TX GO	5.000%	3/1/2036	1,000	1,132
	Houston TX GO	3.000%	3/1/2037	3,500	3,244
	Houston TX GO	3.000%	3/1/2038	3,250	2,952
	Houston TX GO	5.000%	3/1/2038	5,890	6,501
	Houston TX GO	5.000%	3/1/2038	810	894
	Houston TX GO	3.000%	3/1/2039	2,500	2,228
	Houston TX GO	5.000%	3/1/2039	1,415	1,554
	Houston TX GO	3.000%	3/1/2040	2,630	2,301
	Houston TX GO	5.000%	3/1/2040	3,000	3,281
	Houston TX GO	5.250%	3/1/2040	1,800	1,977
	Houston TX GO	3.000%	3/1/2041	3,170	2,731
	Houston TX GO	5.000%	3/1/2041	3,750	4,086
	Houston TX GO	5.000%	3/1/2041	2,870	3,127
	Houston TX GO	5.000%	3/1/2042	6,250	6,778
	Houston TX GO	5.000%	3/1/2042	2,840	3,080
	Houston TX GO	5.000%	3/1/2042	1,000	1,094
	Houston TX GO	5.000%	3/1/2043	10,000	10,793
	Houston TX GO	5.000%	3/1/2043	3,000	3,238
	Houston TX GO	5.000%	3/1/2043	1,250	1,360
	Houston TX GO	5.250%	3/1/2043	2,300	2,496
	Houston TX GO	5.000%	3/1/2044	15,345	16,476
	Houston TX GO	5.000%	3/1/2044	3,220	3,457
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	3.000%	9/1/2033	315	310
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2038	4,500	5,033
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2038	500	549
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2039	3,250	3,597
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2039	500	546
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2042	2,615	2,850
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2042	2,735	2,998
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2042	500	536
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2043	3,500	3,813
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2043	2,685	2,939
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2043	500	532
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2044	2,810	3,041
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2044	2,005	2,174
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2044	400	421
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2045	2,815	3,019
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2045	1,000	1,047
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2046	825	855
[18]	Humble Independent School District GO	5.000%	2/15/2035	3,995	4,400
[18]	Humble Independent School District GO	5.000%	2/15/2038	1,850	2,083
[18]	Humble Independent School District GO	5.000%	2/15/2040	1,225	1,341
[18]	Humble Independent School District GO	3.000%	2/15/2041	2,990	2,594
[18]	Humble Independent School District GO	5.000%	2/15/2041	2,525	2,746
[18]	Humble Independent School District GO	5.000%	2/15/2041	1,750	1,917
[18]	Humble Independent School District GO	5.000%	2/15/2042	2,500	2,701
[18]	Humble Independent School District GO	5.000%	2/15/2042	2,100	2,284
[18]	Humble Independent School District GO	5.000%	2/15/2043	1,150	1,238
[18]	Humble Independent School District GO	5.000%	2/15/2043	1,475	1,596
[18]	Humble Independent School District GO	5.000%	2/15/2044	1,000	1,071
[18]	Humble Independent School District GO	5.000%	2/15/2044	2,000	2,150
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2032	1,070	1,087
	Hunt Memorial Hospital District Charitable Health GO	4.375%	2/15/2036	3,315	3,206
	Hunt Memorial Hospital District Charitable Health GO	6.000%	2/15/2041	1,270	1,326
	Hunt Memorial Hospital District Charitable Health GO	6.000%	2/15/2045	1,045	1,068
[18]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	6,895	7,001
[18]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2041	7,615	7,707
[18]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2042	18,200	18,314

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2043	5,010	5,437
[2]	Hutto TX GO	5.000%	8/1/2033	1,075	1,213
[2]	Hutto TX GO	5.000%	8/1/2034	1,325	1,507
[2]	Hutto TX GO	5.000%	8/1/2040	3,000	3,295
[2]	Hutto TX GO	5.000%	8/1/2041	2,000	2,188
	Hutto TX GO	5.000%	8/1/2042	3,265	3,478
[2]	Hutto TX GO	5.000%	8/1/2042	2,250	2,445
[2]	Hutto TX GO	5.000%	8/1/2043	5,250	5,676
[2]	Hutto TX GO	5.000%	8/1/2044	6,200	6,657
[18]	Irving Independent School District GO	5.000%	2/15/2027	1,615	1,646
[18]	Irving Independent School District GO	5.000%	2/15/2028	1,495	1,560
[18]	Irving Independent School District GO	5.000%	2/15/2029	1,825	1,944
[18]	Irving Independent School District GO	5.000%	2/15/2038	5,295	5,924
[18]	Irving Independent School District GO	5.000%	2/15/2039	4,400	4,797
[18]	Irving Independent School District GO	5.000%	2/15/2040	9,270	10,083
[18]	Irving Independent School District GO	5.000%	2/15/2041	4,000	4,334
[18]	Irving Independent School District GO	5.000%	2/15/2041	4,925	5,410
[18]	Irving Independent School District GO	5.000%	2/15/2042	8,890	9,591
[18]	Irving Independent School District GO	5.000%	2/15/2042	3,840	4,200
[18]	Irving Independent School District GO	5.000%	2/15/2043	3,820	4,101
[18]	Irving Independent School District GO	5.000%	2/15/2043	4,190	4,566
	Irving TX GO	5.000%	9/15/2026	1,940	1,957
	Irving TX GO	5.000%	9/15/2027	2,020	2,088
	Irving TX GO	5.000%	9/15/2036	1,135	1,249
	Irving TX GO	5.000%	9/15/2039	1,315	1,426
	Irving TX GO	4.000%	9/15/2040	6,050	6,111
	Irving TX GO	4.000%	9/15/2041	6,050	6,081
	Irving TX GO	4.000%	9/15/2042	6,050	6,035
	Irving TX GO	4.000%	9/15/2043	6,050	5,950
	Irving TX GO	4.000%	9/15/2044	6,050	5,855
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2027	120	122
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2028	145	149
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2029	155	160
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2030	200	206
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2031	145	149
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2032	150	154
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2033	150	153
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2034	150	153
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2035	175	179
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2036	250	254
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2037	250	253
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2038	300	304
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2039	300	302
[18]	Jacksboro Independent School District GO	5.000%	2/15/2038	2,680	2,945
[18]	Jacksboro Independent School District GO	5.000%	2/15/2039	2,820	3,083
[18]	Jacksboro Independent School District GO	5.000%	2/15/2040	2,965	3,220
[18]	Jacksboro Independent School District GO	5.000%	2/15/2041	3,115	3,368
[18]	Jarrell Independent School District GO	3.000%	8/15/2039	1,775	1,591
[18]	Jarrell Independent School District GO	3.000%	8/15/2040	2,200	1,950
[18]	Jarrell Independent School District GO	5.000%	2/15/2043	1,370	1,447
[18]	Johnson City Independent School District GO	5.000%	2/15/2039	1,835	2,012
[18]	Johnson City Independent School District GO	5.000%	2/15/2040	1,930	2,098
[18]	Johnson City Independent School District GO	5.000%	2/15/2041	2,025	2,189
[18]	Johnson City Independent School District GO	5.000%	2/15/2042	2,130	2,290
[18]	Johnson City Independent School District GO	5.000%	2/15/2043	2,240	2,399
[18]	Johnson City Independent School District GO	5.000%	2/15/2044	2,355	2,506
[5]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	4.375%	9/1/2030	328	331
[5]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	5.250%	9/1/2043	1,250	1,276
[5]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #3-4 Project)	4.350%	9/1/2036	1,360	1,352
[5]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #3-4 Project)	5.250%	9/1/2046	2,220	2,182
[18]	Joshua Independent School District GO	5.000%	8/15/2031	500	554
[18]	Joshua Independent School District GO	5.000%	8/15/2032	1,000	1,121
[18]	Joshua Independent School District GO	5.000%	8/15/2033	550	623
[18]	Joshua Independent School District GO	5.000%	8/15/2040	1,750	1,896
[18]	Joshua Independent School District GO	5.000%	8/15/2041	1,070	1,158
[18]	Joshua Independent School District GO	5.000%	8/15/2042	1,300	1,400

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Joshua Independent School District GO	5.000%	8/15/2043	1,675	1,792
[18]	Joshua Independent School District GO	5.000%	8/15/2044	1,475	1,566
[5]	Justin TX Special Assessment Revenue	3.000%	9/1/2031	225	211
[5]	Justin TX Special Assessment Revenue	3.375%	9/1/2041	475	393
[18]	Katy Independent School District GO	5.000%	2/15/2032	2,545	2,834
[18]	Katy Independent School District GO	5.000%	2/15/2033	2,000	2,255
[18]	Katy Independent School District GO	5.000%	2/15/2034	1,200	1,367
[18]	Katy Independent School District GO	4.000%	2/15/2039	1,000	1,015
[18]	Katy Independent School District GO	4.000%	2/15/2040	1,250	1,263
[18]	Katy Independent School District GO	5.000%	2/15/2040	3,180	3,418
[18]	Katy Independent School District GO	4.000%	2/15/2041	1,025	1,032
[18]	Katy Independent School District GO	5.000%	2/15/2041	4,500	4,811
[18]	Katy Independent School District GO	5.000%	2/15/2042	5,000	5,318
[18]	Katy Independent School District GO	5.000%	2/15/2042	4,000	4,305
[18]	Katy Independent School District GO	5.000%	2/15/2043	3,000	3,181
[18]	Katy Independent School District GO	5.000%	2/15/2043	1,725	1,849
[18]	Keller TX Independent School District GO	5.000%	2/15/2028	2,120	2,213
[18]	Kennedale Independent School District GO	4.000%	2/15/2040	1,365	1,380
[18]	Kennedale Independent School District GO	4.000%	2/15/2041	1,445	1,454
[18]	Kennedale Independent School District GO	4.000%	2/15/2042	1,425	1,427
[18]	Kennedale Independent School District GO	4.000%	2/15/2043	1,140	1,134
[18]	Kennedale Independent School District GO	5.000%	2/15/2043	2,370	2,544
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2037	1,150	1,268
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2038	1,200	1,312
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2039	1,275	1,388
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2040	1,330	1,433
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2041	2,785	2,986
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2042	2,920	3,108
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.250%	4/15/2043	1,750	1,885
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.250%	4/15/2044	2,000	2,151
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.250%	4/15/2045	7,500	8,012
[18]	Kilgore Independent School District GO	3.000%	2/15/2039	4,455	4,019
	Killeen TX GO	4.000%	8/1/2040	1,910	1,933
	Killeen TX GO	4.000%	8/1/2043	6,915	6,842
[18]	Klein Independent School District GO	5.000%	8/1/2035	2,000	2,007
[18]	Klein Independent School District GO	5.000%	8/1/2036	1,715	1,957
[18]	Klein Independent School District GO	5.000%	8/1/2037	3,000	3,008
[18]	Klein Independent School District GO	5.000%	8/1/2037	2,680	3,038
[18]	Klein Independent School District GO	5.000%	8/1/2038	1,500	1,690
[18]	Klein Independent School District GO	5.000%	8/1/2041	1,775	1,946
[18]	Klein Independent School District GO	5.000%	8/1/2042	1,400	1,525
[18]	Klein Independent School District GO	5.000%	8/1/2043	2,000	2,163
[18]	Krum Independent School District GO	5.250%	8/15/2038	2,135	2,430
[18]	Krum Independent School District GO	5.250%	8/15/2039	2,245	2,541
[18]	Krum Independent School District GO	5.250%	8/15/2040	1,365	1,531
[18]	Krum Independent School District GO	5.250%	8/15/2041	1,490	1,663
[18]	Krum Independent School District GO	5.250%	8/15/2042	1,370	1,519
[18]	Krum Independent School District GO	5.250%	8/15/2044	1,650	1,808
[1]	Kyle TX GO	5.000%	8/15/2037	350	387
[1]	Kyle TX GO	5.000%	8/15/2038	440	483
[1]	Kyle TX GO	5.000%	8/15/2039	735	801
[1]	Kyle TX GO	5.000%	8/15/2040	600	649
[1]	Kyle TX GO	5.000%	8/15/2041	560	605
[1]	Kyle TX GO	5.000%	8/15/2042	860	924
[1]	Kyle TX GO	5.000%	8/15/2043	675	721
[5]	Kyle TX Special Assessment Revenue	4.500%	9/1/2033	504	514
[5]	Kyle TX Special Assessment Revenue	5.250%	9/1/2043	1,542	1,610
[5]	Kyle TX Special Assessment Revenue	4.000%	9/1/2046	155	133
[18]	La Porte TX Independent School District GO	5.000%	2/15/2037	2,500	2,777
[18]	La Porte TX Independent School District GO	5.000%	2/15/2038	2,000	2,210
[18]	La Porte TX Independent School District GO	5.000%	2/15/2039	6,790	7,456
[18]	La Porte TX Independent School District GO	5.000%	2/15/2040	2,750	3,007
[18]	La Porte TX Independent School District GO	5.000%	2/15/2041	2,880	3,131
[18]	La Porte TX Independent School District GO	5.000%	2/15/2042	3,015	3,254
[18]	La Porte TX Independent School District GO	5.000%	2/15/2043	3,155	3,384
[18]	La Vega Independent School District GO	5.000%	2/15/2039	1,000	1,095
[18]	La Vega Independent School District GO	5.000%	2/15/2040	1,075	1,172
[18]	La Vega Independent School District GO	5.000%	2/15/2041	1,905	2,068
[18]	La Vega Independent School District GO	5.000%	2/15/2042	2,000	2,157
[18]	La Vega Independent School District GO	5.000%	2/15/2043	2,080	2,232

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	La Vega Independent School District GO	5.000%	2/15/2044	1,445	1,539
[18]	Lake Dallas Independent School District GO	4.000%	8/15/2031	1,115	1,140
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	280	289
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	275	287
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2030	300	316
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2031	325	345
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2032	475	479
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2033	450	452
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2034	625	564
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2035	475	472
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2036	475	468
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2038	1,025	870
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2039	1,325	1,102
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2040	900	735
[5,6]	Lakeside Place PFC TX Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	23,960	23,960
[5]	Lakewood Village TX Special Assessment Revenue	4.750%	9/15/2032	400	410
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2034	2,585	2,628
[18]	Lamar Consolidated Independent School District GO	3.000%	2/15/2038	2,000	1,822
[18]	Lamar Consolidated Independent School District GO	3.000%	2/15/2039	2,000	1,790
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2039	5,000	5,454
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2040	7,000	7,583
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2041	9,000	9,698
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2041	2,100	2,293
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2042	10,000	10,720
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2042	2,700	2,936
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	5,945	6,003
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	11,155	11,894
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	2,100	2,270
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2044	4,600	4,944
[18]	Lancaster TX Independent School District GO	4.000%	2/15/2033	1,000	1,006
	Laredo TX GO	5.000%	2/15/2037	1,000	1,100
	Laredo TX GO	5.000%	2/15/2038	1,715	1,876
	Laredo TX GO	4.000%	2/15/2039	3,085	3,127
	Laredo TX GO	4.000%	2/15/2040	3,670	3,705
	Laredo TX GO	4.125%	2/15/2041	2,340	2,377
	Laredo TX GO	4.125%	2/15/2042	4,045	4,090
	Laredo TX GO	4.250%	2/15/2043	3,270	3,316
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2034	300	304
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2035	235	237
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2036	550	555
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2038	750	817
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2039	625	627
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2039	550	596
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2041	1,175	1,265
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2042	600	643
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,715	1,696
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2029	995	989
[5]	Lavon TX Special Assessment Revenue	4.250%	9/15/2031	100	100
[5]	Lavon TX Special Assessment Revenue	4.375%	9/15/2031	150	150
[5]	Lavon TX Special Assessment Revenue	3.875%	9/15/2032	537	523
[5]	Lavon TX Special Assessment Revenue	5.875%	9/15/2042	1,108	1,187
[5]	Lavon TX Special Assessment Revenue	5.000%	9/15/2044	429	429
[5]	Lavon TX Special Assessment Revenue	5.125%	9/15/2044	600	615
[5]	Lavon TX Special Assessment Revenue	5.750%	9/15/2045	872	909
[18]	Leander Independent School District GO	0.000%	8/15/2031	310	263
[18]	Leander Independent School District GO	0.000%	8/15/2032	400	327
[18]	Leander Independent School District GO	0.000%	8/15/2033	540	424
[18]	Leander Independent School District GO	0.000%	8/15/2034	2,000	1,504
[18]	Leander Independent School District GO	0.000%	8/15/2035	5,500	3,953
[18]	Leander Independent School District GO	5.000%	8/15/2037	8,550	9,708
[18]	Leander Independent School District GO	5.000%	8/15/2038	16,025	18,072
[18]	Leander Independent School District GO	4.000%	2/15/2039	4,090	4,172
[18]	Leander Independent School District GO	5.000%	8/15/2039	15,355	17,179
[18]	Leander Independent School District GO	4.000%	2/15/2040	4,255	4,318
[18]	Leander Independent School District GO	5.000%	8/15/2040	6,500	7,216
[18]	Leander Independent School District GO	4.000%	2/15/2041	10,410	10,505
[18]	Leander Independent School District GO	5.000%	2/15/2042	8,830	9,493
[18]	Leander Independent School District GO	4.250%	2/15/2043	4,000	4,051
	Leander TX GO	5.000%	8/15/2042	1,490	1,624
	Leander TX GO	5.000%	8/15/2043	1,550	1,677

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,915	1,918
[18]	Lewisville Independent School District GO	5.000%	8/15/2027	4,230	4,364
[18]	Lewisville Independent School District GO	5.000%	8/15/2037	4,000	4,481
[18]	Lewisville Independent School District GO	5.000%	8/15/2038	1,180	1,303
[18]	Lewisville Independent School District GO	5.000%	8/15/2038	4,000	4,451
[18]	Lewisville Independent School District GO	5.000%	8/15/2042	10,000	10,842
[18]	Lewisville Independent School District GO	5.000%	8/15/2043	4,550	4,891
[18]	Lewisville Independent School District GO	5.000%	8/15/2044	1,815	1,935
	Lewisville TX GO	5.000%	2/15/2028	3,290	3,426
	Lewisville TX GO	5.000%	2/15/2036	1,440	1,610
	Lewisville TX GO	4.000%	2/15/2038	2,250	2,303
	Lewisville TX GO	4.000%	2/15/2042	2,550	2,555
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2037	1,000	1,098
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2038	4,990	5,384
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2038	535	585
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2039	4,770	5,117
[18]	Liberty Hill Independent School District GO	3.000%	2/1/2040	2,650	2,323
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2040	4,850	5,178
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2040	1,100	1,188
[18]	Liberty Hill Independent School District GO	3.000%	2/1/2041	2,000	1,712
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2041	1,180	1,269
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2042	1,945	2,057
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2042	1,605	1,716
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2043	1,600	1,703
[5]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/2032	944	888
[5]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/2032	211	203
[18]	Little Elm Independent School District GO	5.000%	8/15/2042	1,910	2,075
[18]	Little Elm Independent School District GO	5.000%	8/15/2043	2,070	2,230
[18]	Little Elm Independent School District GO	5.000%	8/15/2047	6,620	6,899
[18]	Longview Independent School District GO	5.000%	2/15/2040	4,000	4,387
[18]	Longview Independent School District GO	5.000%	2/15/2041	4,780	5,210
[18]	Longview Independent School District GO	5.000%	2/15/2042	9,755	10,561
[18]	Longview Independent School District GO	5.000%	2/15/2043	4,755	5,129
[18]	Longview Independent School District GO	5.000%	2/15/2044	5,585	5,980
[18]	Lovejoy Independent School District GO	5.000%	2/15/2034	1,180	1,344
[18]	Lovejoy Independent School District GO	5.000%	2/15/2035	1,250	1,434
[18]	Lovejoy Independent School District GO	5.000%	2/15/2037	1,805	2,054
[18]	Lovejoy Independent School District GO	5.000%	2/15/2038	1,700	1,923
[18]	Lovejoy Independent School District GO	5.000%	2/15/2039	2,125	2,389
[18]	Lovejoy Independent School District GO	5.000%	2/15/2040	3,100	3,454
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2032	2,000	2,219
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	1,750	1,960
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2037	3,125	3,463
[1]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2038	1,615	1,729
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2039	4,750	5,152
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	2,855	2,877
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2040	3,440	3,751
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2041	2,975	3,232
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2042	1,250	1,340
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2043	1,480	1,579
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2044	1,650	1,752
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2045	1,675	1,760
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	15,070	15,607
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	25,040	27,301
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,375	1,376
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,750	1,855
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,350	1,481
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2032	2,250	2,379
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	3,000	3,165
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	1,245	1,335
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	2,010	2,082
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	4,250	4,474
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	1,500	1,603
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	3,065	3,169
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	4,500	4,725
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	1,250	1,332
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,060	1,121
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	2,400	2,571
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	3,000	3,198
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2038	1,870	2,044

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	2,000	2,102
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	8,635	9,177
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	1,000	1,079
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2039	2,190	2,385
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	2,710	2,842
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	2,570	2,764
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	17,345	18,382
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2040	2,000	2,171
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	4,250	4,448
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	13,475	14,244
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	4,250	4,645
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2041	1,000	1,082
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2042	5,350	5,818
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2042	6,000	6,486
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2042	2,000	2,156
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2043	8,000	7,909
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	8,650	9,361
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	4,000	4,300
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	3,395	3,430
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	5,000	5,373
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	5,000	5,345
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,095	1,168
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	6,655	7,035
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	1,200	1,238
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2034	3,015	3,270
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2036	5,250	5,648
[5]	Lowry Crossing TX Special Assessment Revenue	4.750%	9/15/2035	351	364
[5]	Lowry Crossing TX Special Assessment Revenue	5.750%	9/15/2045	275	285
	Lubbock County TX GO	4.000%	2/15/2042	2,040	2,043
	Lubbock County TX GO	4.000%	2/15/2043	2,335	2,324
	Lubbock Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2028	465	462
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2034	1,825	1,867
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2035	4,415	4,504
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2036	3,620	3,678
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/2037	7,510	6,936
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2038	3,420	3,444
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2039	3,640	3,921
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/2040	10,095	8,848
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2040	3,820	4,091
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2041	4,010	4,275
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2042	2,000	2,123
	Lubbock TX GO	4.000%	2/15/2032	1,425	1,428
	Lubbock TX GO	4.000%	2/15/2033	1,000	1,002
	Lubbock TX GO	4.000%	2/15/2041	1,195	1,203
[18]	Lubbock-Cooper Independent School District GO	5.000%	2/15/2044	1,895	2,017
[18]	Lumberton Independent School District GO	3.000%	2/15/2040	1,415	1,263
[18]	Mabank Independent School District GO	5.000%	8/15/2042	2,355	2,536
	Mainland College GO	4.000%	8/15/2031	795	819
	Mainland College GO	4.000%	8/15/2032	560	575
	Mainland College GO	4.000%	8/15/2033	510	522
	Mainland College GO	4.000%	8/15/2034	635	648
	Mainland College GO	4.000%	8/15/2035	500	509
	Mainland College GO	4.000%	8/15/2036	1,000	1,015
	Mainland College GO	4.000%	8/15/2037	750	759
	Mainland College GO	4.000%	8/15/2038	750	756
	Mainland College GO	4.000%	8/15/2039	1,680	1,688
	Mainland College GO	4.000%	8/15/2040	895	897
[18]	Malakoff Independent School District GO	2.000%	2/15/2038	2,805	2,235
[18]	Malakoff Independent School District GO	2.000%	2/15/2039	2,865	2,228
[18]	Malakoff Independent School District GO	2.000%	2/15/2040	2,920	2,183
[18]	Malakoff Independent School District GO	2.000%	2/15/2041	2,980	2,155
	Mansfield TX GO	5.000%	2/15/2039	1,000	1,080
	Mansfield TX GO	5.000%	2/15/2042	4,210	4,538
	Mansfield TX GO	5.000%	2/15/2043	4,425	4,747
	Mansfield TX GO	5.000%	2/15/2044	4,650	4,965
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/2042	1,100	1,177
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/2043	1,120	1,192
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/2044	1,010	1,073

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Marble Falls Independent School District GO	5.000%	2/15/2036	2,125	2,418
[18]	Marble Falls Independent School District GO	5.000%	2/15/2037	3,430	3,880
[18]	Marble Falls Independent School District GO	5.000%	2/15/2038	4,500	5,056
[18]	Marble Falls Independent School District GO	5.000%	2/15/2041	1,500	1,656
[18]	Marble Falls Independent School District GO	5.000%	2/15/2042	10,700	11,737
[18]	McGregor Independent School District GO	5.000%	2/15/2042	1,250	1,354
[18]	McKinney Independent School District GO	5.000%	2/15/2037	2,000	2,066
[18]	McKinney Independent School District GO	2.000%	2/15/2040	2,000	1,495
[18]	McKinney Independent School District GO	2.000%	2/15/2041	2,000	1,446
	McKinney TX GO	5.000%	8/15/2033	275	307
	McKinney TX GO	3.500%	8/15/2034	775	782
	McKinney TX GO	3.625%	8/15/2035	780	788
	McKinney TX GO	3.750%	8/15/2037	1,065	1,068
	McKinney TX GO	3.875%	8/15/2039	1,830	1,819
	McKinney TX GO	3.875%	8/15/2040	1,900	1,885
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2032	350	390
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2033	700	779
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2034	500	553
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2035	570	627
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2036	1,000	1,095
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2037	750	818
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2038	750	814
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2039	1,000	1,080
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2040	725	779
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2042	1,000	1,064
[18]	McLennan County Midway Independent School District GO	5.000%	8/15/2042	4,100	4,500
[18]	Medina Valley Independent School District GO	5.000%	2/15/2041	8,390	9,067
[18]	Medina Valley Independent School District GO	5.000%	2/15/2042	11,475	12,343
[18]	Medina Valley Independent School District GO	5.000%	2/15/2043	5,000	5,359
[18]	Medina Valley Independent School District GO PUT	2.850%	2/15/2029	595	594
[18]	Melissa Independent School District GO	5.000%	2/1/2032	500	556
[18]	Melissa Independent School District GO	5.000%	2/1/2033	600	674
[18]	Melissa Independent School District GO	5.000%	2/1/2034	1,000	1,133
[18]	Melissa Independent School District GO	5.000%	2/1/2041	1,350	1,476
[18]	Melissa Independent School District GO	5.000%	2/1/2042	1,000	1,078
[18]	Melissa Independent School District GO	5.000%	2/1/2042	1,320	1,435
[18]	Melissa Independent School District GO	5.000%	2/1/2043	1,790	1,934
[18]	Melissa Independent School District GO	5.000%	2/1/2044	1,775	1,903
[7]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/2030	338	3
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/2044	3,000	3,013
[18]	Midland Independent School District GO	5.000%	2/15/2037	1,070	1,180
[18]	Midland Independent School District GO	4.000%	2/15/2039	4,500	4,582
[18]	Midland Independent School District GO	4.000%	2/15/2040	1,985	2,011
[18]	Midland Independent School District GO	4.000%	2/15/2041	2,900	2,926
[18]	Midland Independent School District GO	4.000%	2/15/2042	12,855	12,901
[18]	Midland Independent School District GO	4.000%	2/15/2043	23,945	23,796
[18]	Midland Independent School District GO	4.000%	2/15/2044	15,000	14,717
	Midland TX GO	4.000%	2/15/2038	3,000	3,091
	Midland TX GO	4.000%	2/15/2040	4,450	4,508
	Midland TX GO	4.000%	2/15/2041	7,000	7,072
	Midland TX GO	4.000%	3/1/2042	1,050	1,051
[5]	Midlothian TX Special Assessment Revenue	4.375%	9/15/2027	67	67
[5]	Midlothian TX Special Assessment Revenue	4.750%	9/15/2032	250	253
	Mont Belvieu TX GO	4.000%	8/15/2037	1,745	1,779
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2031	525	526
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2032	685	686
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2033	710	711
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2034	1,520	1,522
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2036	1,110	1,111
	Montgomery County TX GO	4.000%	3/1/2029	11,625	11,849
	Montgomery County TX GO	4.000%	3/1/2030	13,500	13,738
	Montgomery County TX GO	5.000%	3/1/2036	2,750	3,125
	Montgomery County TX GO	5.000%	3/1/2037	2,665	3,005
	Montgomery County TX GO	5.000%	3/1/2038	5,595	6,271
	Montgomery County TX GO	5.000%	3/1/2039	6,050	6,743
	Montgomery County TX GO	5.000%	3/1/2040	2,500	2,771
	Montgomery County TX GO	5.000%	3/1/2041	5,850	6,445
[18]	Montgomery Independent School District GO	5.000%	2/15/2031	1,350	1,484
[18]	Montgomery Independent School District GO	5.000%	2/15/2032	1,715	1,911
[18]	Montgomery Independent School District GO	5.000%	2/15/2033	1,880	2,119

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Montgomery Independent School District GO	5.000%	2/15/2040	4,395	4,693
[18]	New Braunfels Independent School District GO	3.000%	2/1/2039	2,970	2,692
[18]	New Caney Independent School District GO	5.000%	2/15/2027	1,000	1,018
[18]	New Caney Independent School District GO	5.000%	2/15/2028	525	547
[18]	New Caney Independent School District GO	5.000%	2/15/2029	1,300	1,383
[18]	New Caney Independent School District GO	5.000%	2/15/2039	1,300	1,431
[18]	New Caney Independent School District GO	5.000%	2/15/2040	3,500	3,822
[18]	New Caney Independent School District GO	5.000%	2/15/2041	3,850	4,183
[18]	New Caney Independent School District GO	5.000%	2/15/2041	2,000	2,176
[18]	New Caney Independent School District GO	5.000%	2/15/2042	4,150	4,481
[18]	New Caney Independent School District GO	5.000%	2/15/2042	1,000	1,085
[18]	New Caney Independent School District GO	5.000%	2/15/2043	1,650	1,778
[18]	New Caney Independent School District GO PUT	4.000%	8/15/2027	1,280	1,298
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,450	2,466
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,500	2,568
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,000	2,053
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	3,125	3,141
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	3,610	3,623
[5]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	8,135	8,329
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	3,000	3,007
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	1/1/2036	3,520	3,816
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	8,340	8,347
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	2,845	2,835
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	1/1/2040	1,000	1,049
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2040	4,850	5,450
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2041	3,050	3,412
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2042	3,025	3,352
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	3,270	3,590
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	3,605	3,916
[5]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/2045	19,655	19,846
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	2,720	2,841
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/2032	840	790
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/2037	1,155	1,045
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/2042	1,825	1,551
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living - The Langford Project)	5.375%	11/15/2036	100	99
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living - The Langford Project)	5.500%	11/15/2046	100	91
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.500%	10/1/2033	720	772
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/2034	1,500	1,525
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Sanctuary LTC Project)	5.250%	1/1/2042	9,000	8,965
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/2029	1,070	1,071
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/2035	1,400	1,401
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2031	315	335
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2032	665	714
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2033	695	750
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2034	585	634
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2035	610	661
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2040	2,200	2,325
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	2,005	1,976
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2045	2,000	2,087
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	1,180	1,170
[5,6]	New Hope Cultural Education Facilities Finance Corp. Revenue TOB VRDO	3.900%	5/1/2026	28,160	28,160
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2041	1,000	1,093
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2042	2,855	3,099
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2043	2,530	2,728

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2044	1,810	1,936
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2045	1,515	1,606
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2046	2,335	2,454
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	1,230	1,377
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	750	831
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2036	1,620	1,802
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	900	994
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	740	809
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	1,200	1,318
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	700	761
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2039	1,000	1,092
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2039	700	756
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2040	1,100	1,185
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2041	1,300	1,393
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2041	1,100	1,168
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2042	760	809
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2042	1,000	1,056
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	745	790
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	1,000	1,050
[18]	North East TX Independent School District GO	5.000%	8/1/2033	1,440	1,636
[18]	North East TX Independent School District GO	5.000%	8/1/2034	5,500	6,287
[18]	North East TX Independent School District GO	4.000%	8/1/2035	1,250	1,268
[18]	North East TX Independent School District GO	5.000%	8/1/2035	3,750	4,255
[18]	North East TX Independent School District GO	5.000%	8/1/2036	4,000	4,507
[18]	North East TX Independent School District GO	3.000%	8/1/2038	1,200	1,091
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2034	375	388
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/2035	750	712
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/2036	590	551
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/2031	293	287
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/2031	3,153	3,094
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/2041	14,655	14,044
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/2040	3,300	2,536
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/2041	4,605	5,079
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/2042	4,835	5,296
	North Texas Municipal Water District Water Revenue	5.000%	6/1/2041	5,000	5,543
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2035	1,075	1,024
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2037	4,490	4,141
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	17,175	17,435
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	4,810	5,102
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	6,180	6,656
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	2,350	2,577
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	3,465	3,786
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2032	13,500	13,583
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	6,180	6,860
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	10,000	11,062
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2033	2,575	2,589
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2033	2,000	2,066
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	2,415	2,448
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	835	937
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	1,250	1,403
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	11,710	13,099
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2034	2,035	2,046
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2034	2,000	2,057
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	4,275	4,330
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	7,050	7,989
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	8,935	10,086
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	6,905	7,825
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2035	3,000	3,015
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	5,025	5,087
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	13,245	13,293
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	3,100	3,113
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	1,345	1,358
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	7,045	7,127
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	2,955	3,037
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	10,000	10,030
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	3,000	3,018
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	35,240	35,485
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	3,300	3,352

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	10,200	10,312
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2038	20,000	18,529
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	3,105	3,117
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	2,500	2,526
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	6,595	6,762
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	9,500	10,226
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	11,250	11,298
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2040	11,265	12,087
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2041	1,885	1,881
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	1,500	1,622
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	4,145	4,526
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2042	5,575	6,162
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	32,685	33,387
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	1,250	1,353
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	1,545	1,479
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	4,275	4,682
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	25,000	13,436
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/2028	4,690	4,874
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	1,500	1,430
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	7,000	6,279
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	15,195	13,183
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2032	15,860	13,274
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2033	13,000	10,473
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2034	51,490	39,928
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	12,500	9,285
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	10,000	7,092
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2037	7,310	4,940
[18]	Northside Independent School District GO	5.000%	8/1/2037	1,000	1,095
[18]	Northside Independent School District GO	5.000%	8/1/2039	1,000	1,086
[18]	Northside Independent School District GO	3.000%	6/1/2040	1,000	873
[18]	Northside Independent School District GO	5.000%	8/1/2040	1,485	1,604
[18]	Northside Independent School District GO	5.000%	8/15/2040	1,500	1,638
[18]	Northside Independent School District GO	5.000%	8/1/2041	3,000	3,225
[18]	Northside Independent School District GO	5.000%	8/1/2042	2,165	2,316
[18]	Northside Independent School District GO	5.000%	8/15/2042	1,500	1,619
[18]	Northside Independent School District GO PUT	3.000%	8/1/2026	9,840	9,836
[18]	Northside Independent School District GO PUT	2.000%	6/1/2027	4,145	4,101
[18]	Northwest Independent School District GO	5.000%	2/15/2032	1,000	1,115
[18]	Northwest Independent School District GO	5.000%	2/15/2033	1,175	1,326
[18]	Northwest Independent School District GO	5.000%	2/15/2034	1,500	1,681
[18]	Northwest Independent School District GO	5.000%	2/15/2039	2,000	2,160
[18]	Northwest Independent School District GO	5.000%	2/15/2039	1,035	1,132
[18]	Northwest Independent School District GO	5.000%	2/15/2039	1,985	2,144
[18]	Northwest Independent School District GO	4.000%	2/15/2040	1,550	1,564
[18]	Northwest Independent School District GO	5.000%	2/15/2040	2,055	2,210
[18]	Northwest Independent School District GO	5.000%	2/15/2040	4,500	4,839
[18]	Northwest Independent School District GO	5.000%	2/15/2041	4,800	5,142
[18]	Northwest Independent School District GO	5.000%	2/15/2041	1,125	1,221
[18]	Northwest Independent School District GO	4.000%	2/15/2042	7,000	7,032
[18]	Northwest Independent School District GO	5.000%	2/15/2042	1,735	1,870
[18]	Northwest Independent School District GO	5.000%	2/15/2042	1,960	2,112
[18]	Northwest Independent School District GO	4.000%	2/15/2043	5,800	5,736
[18]	Northwest Independent School District GO	5.000%	2/15/2043	2,705	2,899
[18]	Northwest Independent School District GO	5.000%	2/15/2043	1,840	1,972
[18]	Northwest Independent School District GO	5.000%	2/15/2044	4,090	4,354
[18]	Northwest Independent School District GO	5.000%	2/15/2044	2,635	2,805
	Nueces County TX GO	4.000%	2/15/2034	480	496
	Nueces County TX GO	4.000%	2/15/2036	640	653
	Nueces County TX GO	4.000%	2/15/2039	1,250	1,255
	Odessa Junior College District GO	5.000%	8/15/2026	770	775
	Odessa Junior College District GO	5.000%	8/15/2028	660	678
	Odessa Junior College District GO	4.000%	8/15/2035	2,170	2,174
	Odessa Junior College District GO	4.000%	8/15/2037	2,885	2,849
	Odessa TX GO	3.000%	3/1/2033	5,355	5,124
	Odessa TX GO	3.000%	3/1/2034	2,685	2,531
	Odessa TX GO	3.000%	3/1/2035	2,425	2,251
[18]	Palacios Independent School District GO	4.000%	2/15/2034	3,115	3,267
[18]	Palacios Independent School District GO	4.000%	2/15/2035	3,240	3,378
[3,18]	Palestine Independent School District GO	5.000%	2/15/2036	1,400	1,596
[3,18]	Palestine Independent School District GO	5.000%	2/15/2037	1,900	2,150

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,18]	Palestine Independent School District GO	5.000%	2/15/2039	2,000	2,232
[3,18]	Palestine Independent School District GO	5.000%	2/15/2044	1,220	1,327
[18]	Pampa Independent School District GO	5.000%	8/15/2039	1,000	1,102
[18]	Pampa Independent School District GO	5.000%	8/15/2041	2,280	2,490
[18]	Pampa Independent School District GO	5.000%	8/15/2043	1,045	1,126
[18]	Pampa Independent School District GO	5.000%	8/15/2044	1,340	1,432
[18]	Pasadena Independent School District GO	5.000%	2/15/2040	3,280	3,527
[18]	Pasadena Independent School District GO	5.000%	2/15/2041	1,585	1,697
[18]	Pasadena Independent School District GO	5.000%	2/15/2042	1,000	1,064
[18]	Pasadena Independent School District GO	5.000%	2/15/2043	3,500	3,704
[18]	Pearland Independent School District GO	5.000%	2/15/2042	7,140	7,394
[2]	Pearland TX GO	5.000%	9/1/2031	510	562
[2]	Pearland TX GO	5.000%	9/1/2032	735	819
	Pearland TX GO	5.000%	9/1/2032	325	362
	Pearland TX GO	5.000%	9/1/2033	645	726
[2]	Pearland TX GO	5.000%	9/1/2034	540	604
	Pearland TX GO	5.000%	9/1/2034	1,015	1,150
[2]	Pearland TX GO	5.000%	9/1/2035	565	629
	Pearland TX GO	5.000%	9/1/2035	1,165	1,327
[2]	Pearland TX GO	5.000%	9/1/2036	605	669
	Pearland TX GO	5.000%	9/1/2036	1,300	1,471
	Pearland TX GO	5.000%	9/1/2037	1,945	2,184
[2]	Pearland TX GO	5.250%	9/1/2037	460	513
	Pearland TX GO	5.000%	9/1/2038	870	970
[2]	Pearland TX GO	5.250%	9/1/2038	475	527
	Pearland TX GO	5.000%	9/1/2039	725	804
[2]	Pearland TX GO	5.250%	9/1/2039	1,020	1,127
	Pearland TX GO	5.000%	9/1/2040	900	993
[2]	Pearland TX GO	5.250%	9/1/2040	1,070	1,177
[2]	Pearland TX GO	5.250%	9/1/2041	1,000	1,096
	Pearland TX GO	5.250%	9/1/2041	800	895
[2]	Pearland TX GO	5.250%	9/1/2042	1,000	1,091
	Pearland TX GO	5.250%	9/1/2042	1,050	1,168
[2]	Pearland TX GO	5.250%	9/1/2043	700	760
	Pearland TX GO	5.250%	9/1/2043	1,480	1,636
	Pearland TX GO	5.250%	9/1/2044	1,000	1,097
	Pearland TX GO	5.250%	9/1/2045	770	834
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2028	1,250	1,304
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2029	1,240	1,291
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2035	1,275	1,319
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2036	1,000	1,033
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2037	1,300	1,340
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2037	1,000	1,060
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2038	1,500	1,585
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2039	1,500	1,581
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2040	1,100	1,157
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	10,740	12,529
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	21,945	25,674
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2038	54,995	65,709
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	18,875	22,124
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2039	11,700	14,023
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	3,250	3,275
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2041	11,030	12,050
[18]	Pflugerville Independent School District GO	5.000%	2/15/2032	5,160	5,362
[18]	Pflugerville Independent School District GO	5.000%	2/15/2035	5,000	5,412
	Pflugerville Independent School District GO	5.000%	2/15/2035	1,500	1,650
	Pflugerville Independent School District GO	5.000%	2/15/2036	3,300	3,613
	Pflugerville Independent School District GO	4.000%	2/15/2044	1,370	1,326
	Pflugerville TX GO	4.000%	8/1/2038	1,770	1,792
	Pflugerville TX GO	4.000%	8/1/2039	1,930	1,943
	Pflugerville TX GO	5.000%	8/1/2040	1,300	1,393
	Pflugerville TX GO	5.000%	8/1/2040	3,445	3,691
	Pflugerville TX GO	4.000%	8/1/2041	890	887
	Pflugerville TX GO	5.000%	8/1/2041	2,515	2,686
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	234	242
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	258	267
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2035	318	331
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2035	412	430
[5]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/2042	716	733
[5]	Pilot Point TX Special Assessment Revenue	6.125%	9/15/2045	680	714

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Pilot Point TX Special Assessment Revenue	6.125%	9/15/2045	1,000	1,049
[18]	Plano Independent School District GO	5.000%	2/15/2029	10,000	10,671
[18]	Plano Independent School District GO	5.000%	2/15/2031	11,680	12,874
[18]	Plano Independent School District GO	5.000%	2/15/2032	10,000	11,163
[18]	Plano Independent School District GO	5.000%	2/15/2041	2,280	2,494
	Plano Independent School District GO	5.000%	2/15/2043	10,190	10,894
	Plano TX GO	4.000%	9/1/2041	4,875	4,909
[18]	Port Arthur Independent School District GO	4.000%	2/15/2030	2,060	2,062
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2027	1,000	1,034
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2029	1,750	1,872
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2035	1,525	1,575
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2037	3,355	3,426
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2040	4,150	4,494
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2041	5,000	5,393
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2042	3,800	4,080
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2043	7,500	8,015
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2046	11,365	10,676
[18]	Port Neches-Groves TX Independent School District GO	2.000%	2/15/2039	2,305	1,741
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/2035	1,655	1,676
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/2036	1,280	1,326
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/2037	1,500	1,549
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/2038	1,200	1,236
[18]	Princeton Independent School District GO	5.000%	2/15/2037	650	734
[18]	Princeton Independent School District GO	5.000%	2/15/2038	955	1,071
[18]	Princeton Independent School District GO	5.000%	2/15/2039	800	890
[18]	Princeton Independent School District GO	5.000%	2/15/2040	930	1,026
[18]	Princeton Independent School District GO	5.000%	2/15/2041	1,250	1,366
[18]	Princeton Independent School District GO	5.000%	2/15/2044	1,240	1,325
[18]	Princeton Independent School District GO	5.000%	2/15/2045	1,365	1,448
[18]	Prosper Independent School District GO	5.000%	2/15/2037	2,270	2,341
[18]	Prosper Independent School District GO	3.000%	2/15/2038	4,605	4,210
[18]	Prosper Independent School District GO	3.000%	2/15/2041	4,635	4,016
[18]	Prosper Independent School District GO PUT	4.000%	8/15/2026	1,995	2,002
[18]	Rankin Independent School District GO	5.000%	2/15/2030	1,000	1,062
[18]	Rankin Independent School District GO	5.000%	2/15/2031	1,460	1,546
[18]	Rankin Independent School District GO	5.000%	2/15/2032	1,320	1,392
[18]	Rankin Independent School District GO	5.000%	2/15/2034	640	650
[18]	Red Oak Independent School District GO	5.000%	2/15/2039	2,365	2,594
[18]	Red Oak Independent School District GO	5.000%	2/15/2040	2,485	2,702
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2026	985	986
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2027	900	901
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2028	805	805
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2029	1,420	1,421
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/2036	1,000	936
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2035	20,000	22,779
[18]	Richardson Independent School District GO	5.000%	2/15/2038	3,000	3,269
[18]	Richardson Independent School District GO	3.000%	2/15/2039	1,000	908
[18]	Richardson Independent School District GO	5.000%	2/15/2040	4,340	4,686
[18]	Richardson Independent School District GO	3.000%	2/15/2041	1,000	880
[18]	Richardson Independent School District GO	5.000%	2/15/2041	3,510	3,773
[18]	Richardson Independent School District GO	5.000%	2/15/2042	3,300	3,529
	Rockwall County TX GO	5.000%	2/1/2041	850	943
	Rockwall County TX GO	5.000%	2/1/2042	1,715	1,893
	Rockwall County TX GO	5.000%	2/1/2043	1,520	1,668
	Rockwall County TX GO	5.000%	2/1/2044	1,170	1,276
[18]	Rockwall Independent School District GO	5.000%	2/15/2038	1,450	1,590
	Round Rock Independent School District GO	3.000%	8/1/2034	2,010	1,943
[18]	Round Rock Independent School District GO	5.000%	8/1/2042	17,855	19,694
[18]	Round Rock Independent School District GO	5.000%	8/1/2043	8,000	8,770
[18]	Round Rock Independent School District GO	5.000%	8/1/2043	3,655	4,007
[18]	Round Rock Independent School District GO	5.000%	8/1/2044	3,795	4,125
[18]	Round Rock Independent School District GO PUT	5.000%	8/1/2031	10,285	11,456
[1]	Royse City TX GO	4.125%	8/15/2042	1,000	1,008
[18]	Royse City TX Independent School District GO	5.000%	2/15/2040	5,415	5,859
[18]	Royse City TX Independent School District GO	5.000%	2/15/2041	2,500	2,691
	Royse City TX Special Assessment Revenue	4.625%	9/15/2035	825	824
[5]	Royse City TX Special Assessment Revenue	5.375%	9/15/2035	675	675
	Royse City TX Special Assessment Revenue	5.750%	9/15/2045	2,993	3,026
[5]	Royse City TX Special Assessment Revenue	6.500%	9/15/2045	2,607	2,635
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2026	7,000	7,037

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2027	1,805	1,849
[18]	San Angelo Independent School District GO	5.000%	2/15/2042	5,250	5,702
[18]	San Angelo Independent School District GO	5.000%	2/15/2044	6,000	6,432
	San Antonio Housing Trust Public Facility Co. Local or Guaranteed Housing Revenue	4.550%	3/1/2043	4,560	4,610
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/2043	1,570	1,564
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/2043	2,335	2,334
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2033	2,110	2,057
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2035	2,425	2,314
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2036	2,580	2,424
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2037	720	662
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2038	2,805	2,524
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2039	2,985	2,629
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2040	3,125	2,723
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2041	3,295	2,828
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2033	20,000	22,125
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2034	17,500	19,283
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2035	21,625	23,722
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2036	35,700	38,978
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2037	36,485	39,660
[2]	San Antonio River Authority Wastewater System Sewer Revenue	3.000%	1/1/2046	1,245	969
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	11,870	12,083
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	14,645	15,238
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2029	4,615	4,625
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2029	5,695	5,874
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	1,620	1,753
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2031	32,480	32,197
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	2,165	2,381
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	4,460	4,482
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	4,185	4,660
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2033	5,000	5,008
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2034	10,500	10,513
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	16,005	17,117
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	5,850	5,936
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	18,405	19,598
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	1,265	1,450
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	4,000	4,053
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	1,760	1,870
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2037	15,845	16,781
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2037	2,720	2,755
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2039	4,250	4,314
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	7,000	7,810
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	5,000	5,578
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	2,470	2,624
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,500	3,857
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,500	3,857
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	1,750	1,929
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	6,730	7,452
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,910	4,330
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2041	5,000	5,032
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	3,000	3,280
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	1,750	1,913
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	6,000	6,588
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	1,705	1,872
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	5,000	5,433
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	3,000	3,260
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	14,120	15,406
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	4,000	4,364
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2043	2,695	2,671
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2043	10,000	9,779
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	7,500	8,098
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	3,000	3,239
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	15,310	16,592
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	4,000	4,335
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2043	6,230	6,849
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	6,730	7,218
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	2,720	2,917
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	9,000	9,685
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	3,000	3,228
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2044	4,000	4,368
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2046	16,350	16,902

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	5,700	5,603
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	10,240	10,262
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	9,015	8,834
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	10,150	10,106
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	25,350	25,327
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	38,590	38,367
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	57,570	57,517
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	25,175	24,969
	San Antonio TX GO	5.000%	2/1/2032	1,500	1,674
	San Antonio TX GO	5.000%	2/1/2032	1,750	1,953
	San Antonio TX GO	5.000%	2/1/2033	1,500	1,691
	San Antonio TX GO	5.000%	2/1/2033	2,500	2,818
	San Antonio TX GO	5.000%	2/1/2034	3,555	4,047
	San Antonio TX GO	5.000%	2/1/2034	11,445	13,029
	San Antonio TX GO	5.000%	2/1/2035	3,740	4,290
	San Antonio TX GO	5.000%	2/1/2035	11,260	12,914
	San Antonio TX GO	4.000%	8/1/2035	7,000	7,092
	San Antonio TX GO	4.000%	8/1/2035	2,355	2,424
	San Antonio TX GO	5.000%	2/1/2036	4,320	4,951
	San Antonio TX GO	5.000%	2/1/2036	1,925	2,206
	San Antonio TX GO	5.000%	2/1/2037	3,410	3,880
	San Antonio TX GO	5.000%	2/1/2037	2,020	2,298
	San Antonio TX GO	3.000%	8/1/2038	2,625	2,368
	San Antonio TX GO	5.000%	2/1/2039	2,125	2,345
	San Antonio TX GO	5.000%	2/1/2039	2,360	2,644
	San Antonio TX GO	5.000%	2/1/2039	2,235	2,504
	San Antonio TX GO	3.000%	8/1/2039	2,705	2,395
	San Antonio TX GO	5.000%	2/1/2040	2,250	2,472
	San Antonio TX GO	5.000%	2/1/2041	3,000	3,284
	San Antonio TX GO	4.000%	2/1/2042	2,220	2,223
	San Antonio TX GO	5.000%	2/1/2042	5,000	5,449
	San Antonio TX GO	5.000%	2/1/2043	7,075	7,673
	San Antonio TX GO	5.000%	2/1/2044	6,710	7,241
[5]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	18,000	18,000
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2032	3,000	3,361
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2033	2,605	2,953
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2034	2,600	2,977
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2035	3,300	3,802
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2036	6,685	7,629
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2037	6,650	7,540
[18]	San Antonio TX Independent School District GO	3.000%	8/15/2038	1,170	1,063
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2038	5,655	6,373
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2039	2,200	2,460
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2041	2,400	2,644
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2042	1,265	1,381
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2043	1,425	1,543
	San Antonio Water System Water Revenue	5.000%	5/15/2032	1,115	1,139
	San Antonio Water System Water Revenue	5.000%	5/15/2033	6,230	6,294
	San Antonio Water System Water Revenue	5.000%	5/15/2033	1,750	1,980
	San Antonio Water System Water Revenue	5.000%	5/15/2034	12,930	13,059
	San Antonio Water System Water Revenue	5.000%	5/15/2035	6,500	6,562
	San Antonio Water System Water Revenue	5.000%	5/15/2035	2,670	2,769
	San Antonio Water System Water Revenue	5.000%	5/15/2036	4,370	4,524
	San Antonio Water System Water Revenue	5.000%	5/15/2037	5,085	5,254
	San Antonio Water System Water Revenue	5.000%	5/15/2037	9,460	10,648
	San Antonio Water System Water Revenue	5.000%	5/15/2038	5,500	5,671
	San Antonio Water System Water Revenue	5.000%	5/15/2038	1,125	1,184
	San Antonio Water System Water Revenue	4.000%	5/15/2040	6,715	6,736
	San Antonio Water System Water Revenue	4.000%	5/15/2040	2,435	2,441
	San Antonio Water System Water Revenue	4.000%	5/15/2042	8,750	8,647
	San Antonio Water System Water Revenue	5.000%	5/15/2043	9,725	9,939
	San Antonio Water System Water Revenue	5.000%	5/15/2044	3,800	4,084
	San Antonio Water System Water Revenue	5.000%	5/15/2045	5,750	6,151
	San Antonio Water System Water Revenue PUT	1.000%	11/1/2026	8,335	8,239
	San Jacinto Community College District GO	4.000%	2/15/2035	750	773
	San Jacinto Community College District GO	4.000%	2/15/2036	700	719
[18]	San Marcos Consolidated Independent School District GO	5.000%	8/15/2041	5,445	5,922
[18]	San Marcos Consolidated Independent School District GO	5.000%	8/15/2043	7,725	8,320
	San Marcos TX GO	4.000%	8/15/2036	1,280	1,314

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Marcos TX GO	4.000%	8/15/2044	1,050	1,025
[3]	San Marcos TX Waterworks & Sewer System Water Revenue	5.000%	8/15/2038	4,900	5,471
[3]	San Marcos TX Waterworks & Sewer System Water Revenue	5.000%	8/15/2039	5,145	5,715
[18]	Sanger Independent School District GO	4.000%	8/15/2038	1,470	1,496
[18]	Sanger Independent School District GO	4.000%	8/15/2039	1,630	1,652
[18]	Sanger Independent School District GO	4.000%	8/15/2040	3,595	3,637
[18]	Sanger Independent School District GO	4.000%	8/15/2041	4,820	4,862
[18]	Sanger Independent School District GO	4.000%	8/15/2042	3,525	3,538
[18]	Sheldon Independent School District GO	5.000%	2/15/2045	3,480	3,666
	Sherman TX GO	5.000%	8/15/2048	3,395	3,509
[18]	Sherman TX Independent School District GO	5.000%	2/15/2039	1,000	1,030
[18]	Sherman TX Independent School District GO	5.000%	2/15/2040	4,000	4,340
[18]	Sherman TX Independent School District GO	5.000%	2/15/2041	5,215	5,632
[18]	Sherman TX Independent School District GO	5.000%	2/15/2042	1,150	1,234
[18]	Sherman TX Independent School District GO	5.000%	2/15/2043	5,245	5,606
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2037	400	442
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2038	515	566
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2039	700	765
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2040	2,750	2,986
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2041	865	935
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2042	1,000	1,075
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2043	1,235	1,322
	Smith County TX GO	4.000%	8/15/2037	5,460	5,590
	Smith County TX GO	5.000%	8/15/2043	7,000	7,476
[18]	Socorro Independent School District GO	4.000%	8/15/2031	9,000	9,108
[18]	Socorro Independent School District GO	5.000%	8/15/2034	4,605	4,804
[18]	Socorro Independent School District GO	5.000%	8/15/2035	4,435	4,613
[18]	Socorro Independent School District GO	5.000%	8/15/2036	4,305	4,467
[18]	Socorro Independent School District GO	5.000%	8/15/2039	9,585	9,900
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2028	745	767
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2029	1,615	1,663
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2032	1,375	1,545
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/2035	2,200	2,211
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/2036	2,710	2,718
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2037	1,000	1,107
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	200	213
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2030	500	541
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2031	425	441
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2033	450	461
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2034	225	230
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2035	225	229
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2036	350	355
[18]	Southwest Independent School District GO	5.000%	2/1/2035	1,000	1,094
[18]	Southwest Independent School District GO	5.000%	2/1/2036	600	653
[18]	Southwest Independent School District GO	3.000%	2/1/2037	3,000	2,793
[18]	Southwest Independent School District GO	5.000%	2/1/2037	1,035	1,124
[18]	Southwest Independent School District GO	3.000%	2/1/2038	4,000	3,664
[18]	Southwest Independent School District GO	5.000%	2/1/2038	875	946
[18]	Southwest Independent School District GO	3.000%	2/1/2039	3,000	2,697
[18]	Southwest Independent School District GO	5.000%	2/1/2039	1,615	1,739
[18]	Southwest Independent School District GO	3.000%	2/1/2040	2,500	2,216
[18]	Southwest Independent School District GO	5.000%	2/1/2040	2,000	2,142
[18]	Southwest Independent School District GO	5.000%	2/1/2041	2,250	2,399
[18]	Southwest Independent School District GO	4.000%	2/1/2043	1,400	1,401
[18]	Spring Branch Independent School District GO	5.000%	2/1/2028	4,310	4,491
[18]	Spring Branch Independent School District GO	5.000%	2/1/2038	1,500	1,682
[18]	Spring Branch Independent School District GO	5.000%	2/1/2039	3,125	3,480
[18]	Spring Branch Independent School District GO	4.000%	2/1/2040	4,845	4,923
[18]	Spring Branch Independent School District GO	5.000%	2/1/2040	2,000	2,216
[18]	Spring Branch Independent School District GO	5.000%	2/1/2041	2,000	2,200
[18]	Spring Branch Independent School District GO	4.000%	2/1/2042	3,565	3,575
[18]	Spring Branch Independent School District GO	5.000%	2/1/2042	1,725	1,885
[18]	Spring Branch Independent School District GO	4.000%	2/1/2044	4,015	3,927
[18]	Spring Independent School District GO	5.000%	8/15/2033	8,565	8,608

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Spring Independent School District GO	5.000%	8/15/2034	8,995	9,036
[18]	Spring Independent School District GO	5.000%	8/15/2035	6,000	6,024
[18]	Spring Independent School District GO	5.000%	8/15/2036	6,915	6,940
[18]	Spring Independent School District GO	5.000%	8/15/2037	5,000	5,015
	Spring Independent School District GO	4.000%	8/15/2039	10,500	10,615
	Spring Independent School District GO	4.000%	8/15/2040	5,920	5,944
	Spring Independent School District GO	5.000%	8/15/2045	1,310	1,386
	Stephen F Austin State University College & University Revenue	5.000%	10/15/2042	5,950	6,139
	Sugar Land TX GO	4.000%	2/15/2032	1,500	1,512
	Sugar Land TX GO	4.000%	2/15/2034	1,000	1,006
	Sugar Land TX GO	4.000%	2/15/2035	1,315	1,323
	Tarrant County College District GO	5.000%	8/15/2028	1,435	1,506
	Tarrant County College District GO	5.000%	8/15/2029	3,075	3,289
	Tarrant County College District GO	4.000%	8/15/2041	2,000	2,018
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	855	858
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,420	3,507
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,025
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,870	4,050
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,100	1,151
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,945	2,072
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,495	2,701
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,685	1,846
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	30,000	32,729
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	1,000	1,017
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	800	810
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	2,000	2,145
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	2,400	2,673
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	2,000	2,123
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2042	7,500	7,309
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	8,500	9,212
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	3,500	3,602
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	2,600	2,799
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	3,515	3,785
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	2,980	3,181
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	1,500	1,600
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	3,000	3,175
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/2027	665	665
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2031	1,565	1,566
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	23,610	25,214
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2030	7,435	8,080
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	15,720	17,210
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	22,260	24,651
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	49,280	54,177
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2033	12,850	14,153
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.570%	5/1/2026	8,450	8,450
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.300%	5/1/2026	3,600	3,600
	Tarrant County Hospital District GO	5.000%	8/15/2026	1,000	1,006
	Tarrant County Hospital District GO	5.250%	8/15/2036	1,000	1,110
	Tarrant County Hospital District GO	5.250%	8/15/2037	1,000	1,104
	Tarrant County Hospital District GO	5.250%	8/15/2038	1,500	1,648
	Tarrant County Hospital District GO	5.250%	8/15/2039	1,820	1,992
	Tarrant County Hospital District GO	4.000%	8/15/2043	9,000	8,789
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue	4.600%	3/1/2043	2,500	2,545
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	330	338
	Tarrant County TX GO	5.000%	7/15/2032	500	551
	Tarrant County TX GO	4.000%	7/15/2040	5,340	5,420
	Tarrant County TX GO	4.000%	7/15/2041	2,055	2,077
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	5.000%	9/1/2039	9,690	10,797
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	5.000%	9/1/2040	7,485	8,304
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	5.000%	9/1/2041	13,220	14,602
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	5.000%	9/1/2042	13,880	15,249
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	4.125%	9/1/2046	6,975	6,709
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2033	18,745	21,213
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2034	4,400	5,029
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2038	1,000	1,090
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2039	1,430	1,551
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2040	5,750	6,193

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2041	1,775	1,904
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2042	3,315	3,535
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2043	1,000	1,061
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2044	2,145	2,261
	Taylor TX GO	4.000%	8/15/2044	1,775	1,689
[18]	Taylor TX Independent School District GO	4.000%	2/15/2040	1,550	1,566
	Temple TX GO	4.000%	8/1/2040	1,865	1,872
	Temple TX GO	4.000%	8/1/2041	4,435	4,432
	Temple TX GO	4.000%	8/1/2041	1,905	1,904
	Temple TX GO	4.000%	8/1/2042	1,575	1,555
	Temple TX GO	4.000%	8/1/2042	1,250	1,234
	Temple TX GO	4.000%	8/1/2043	5,425	5,283
[18]	Temple TX Independent School District GO	4.000%	2/1/2040	1,500	1,517
[18]	Temple TX Independent School District GO	4.000%	2/1/2041	2,635	2,653
[18]	Terrell TX Independent School District GO	5.000%	8/1/2034	1,600	1,829
[18]	Terrell TX Independent School District GO	5.000%	8/1/2036	1,500	1,713
[18]	Terrell TX Independent School District GO	5.000%	8/1/2038	2,500	2,819
[18]	Terrell TX Independent School District GO	5.000%	8/1/2039	2,250	2,523
[18]	Terrell TX Independent School District GO	5.000%	8/1/2040	1,750	1,944
[18]	Terrell TX Independent School District GO	5.000%	8/1/2041	3,500	3,838
[18]	Terrell TX Independent School District GO	5.250%	8/1/2042	2,000	2,217
[18]	Terrell TX Independent School District GO	5.250%	8/1/2043	2,600	2,862
[5]	Terrell TX Special Assessment Revenue	4.375%	9/15/2032	500	504
[5]	Terrell TX Special Assessment Revenue	6.000%	9/15/2045	1,552	1,619
	Texas A&M University College & University Revenue	3.000%	5/15/2038	3,125	2,863
[1]	Texas City TX GO	5.000%	2/15/2035	1,580	1,783
[1]	Texas City TX GO	5.000%	2/15/2036	3,605	4,037
[1]	Texas City TX GO	5.000%	2/15/2037	3,790	4,212
[1]	Texas City TX GO	5.000%	2/15/2038	3,985	4,395
[1]	Texas City TX GO	5.000%	2/15/2039	4,190	4,595
[1]	Texas City TX GO	5.000%	2/15/2040	4,405	4,778
[18]	Texas City TX Independent School District GO	4.000%	8/15/2033	1,420	1,446
[18]	Texas City TX Independent School District GO	4.000%	8/15/2040	1,250	1,266
[18]	Texas City TX Independent School District GO	4.000%	8/15/2041	1,610	1,623
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.400%	7/1/2037	1,465	1,483
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.650%	9/1/2042	3,085	3,187
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.000%	3/1/2052	8,495	8,335
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/2052	6,555	6,507
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/2053	5,675	6,118
	Texas GO	5.000%	10/1/2029	7,000	7,545
	Texas GO	5.000%	10/1/2030	28,615	29,539
	Texas GO	5.000%	10/1/2032	12,225	12,595
	Texas GO	5.000%	10/1/2032	15,890	17,788
	Texas GO	4.000%	10/1/2033	3,500	3,546
	Texas GO	5.000%	10/1/2033	7,560	7,781
	Texas GO	5.000%	4/1/2034	4,010	4,015
	Texas GO	5.000%	10/1/2034	11,795	12,130
	Texas GO	5.000%	8/1/2035	1,000	1,095
	Texas GO	5.000%	4/1/2036	13,000	13,015
	Texas GO	5.000%	4/1/2036	19,300	19,322
	Texas GO	5.000%	8/1/2036	1,585	1,727
	Texas GO	5.000%	10/1/2036	2,375	2,436
	Texas GO	5.000%	10/1/2036	7,500	8,624
	Texas GO	5.000%	4/1/2037	8,000	8,008
	Texas GO	5.000%	8/1/2037	1,000	1,085
	Texas GO	5.000%	4/1/2039	10,450	10,459
	Texas GO	5.000%	10/1/2039	11,710	13,200
	Texas GO	5.000%	10/1/2040	10,000	11,216
	Texas GO	5.000%	8/1/2041	1,000	1,094
	Texas GO	5.000%	10/1/2041	32,500	36,317
	Texas GO	5.000%	8/1/2042	1,025	1,115
	Texas GO	5.000%	10/1/2042	5,460	5,950
	Texas GO	5.000%	10/1/2042	17,000	18,865
	Texas GO	5.000%	8/1/2043	1,105	1,197
	Texas GO	5.000%	10/1/2043	25,000	27,612
	Texas GO	5.000%	10/1/2044	5,250	5,664
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	5,025	5,127
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	2,295	2,322
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	5,920	6,091
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	25,175	26,249

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	40,880	42,941
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	15,215	16,137
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	3,000	3,198
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	33,630	36,057
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/2033	4,470	4,872
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	163,100	172,491
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	70,025	76,512
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/2034	93,580	99,771
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2036	99,780	105,346
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2036	1,000	917
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2030	6,705	6,862
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2031	11,050	11,293
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2031	8,925	9,108
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	2,855	3,027
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	7,055	7,189
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	6,500	6,613
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	10,580	10,728
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2033	12,000	12,133
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2034	15,000	15,109
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2034	9,550	9,601
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2035	10,175	10,209
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2035	7,660	7,670
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2036	11,445	11,429
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2036	10,385	10,330
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2037	7,075	7,009
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2037	6,445	6,359
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2038	7,250	7,123
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2038	6,675	6,529
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2039	11,240	10,945
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2039	10,760	10,432
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2040	5,875	5,687
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2030	2,000	2,126
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	4,225	4,442
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2035	2,500	2,620
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	3,265	3,421
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2037	5,000	4,947
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	3,555	3,487
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	14,160	13,771
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2030	1,900	2,002
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2036	750	826
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2039	600	652
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2040	600	650
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2041	500	539
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/2040	6,050	6,575
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/2041	6,050	6,554
	Texas State University System College & University Revenue	5.000%	3/15/2030	2,855	2,909
	Texas State University System College & University Revenue	5.000%	3/15/2033	1,515	1,539
	Texas State University System College & University Revenue	5.000%	3/15/2034	2,370	2,407
	Texas State University System College & University Revenue	4.000%	3/15/2035	2,000	2,024
	Texas State University System College & University Revenue	5.000%	3/15/2035	1,710	1,735
	Texas State University System College & University Revenue	5.000%	3/15/2036	1,500	1,521
	Texas State University System College & University Revenue	3.000%	3/15/2037	2,955	2,727
	Texas State University System College & University Revenue	3.000%	3/15/2039	7,685	6,852
	Texas State University System College & University Revenue	5.000%	3/15/2039	13,070	14,531
	Texas State University System College & University Revenue	5.000%	3/15/2040	3,000	3,318
	Texas State University System College & University Revenue	5.000%	3/15/2041	3,500	3,848
	Texas State University System College & University Revenue	5.000%	3/15/2042	3,500	3,825
	Texas State University System College & University Revenue	5.000%	3/15/2043	8,915	9,710
	Texas State University System College & University Revenue	5.000%	3/15/2044	4,000	4,323
	Texas Tech University System College & University Revenue	5.000%	2/15/2036	7,000	7,782
	Texas Tech University System College & University Revenue	5.000%	2/15/2039	1,375	1,508
	Texas Tech University System College & University Revenue	5.000%	2/15/2040	4,460	4,874
	Texas Tech University System College & University Revenue	5.000%	2/15/2042	2,365	2,608

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Transportation Commission GO	5.000%	4/1/2040	3,870	4,254
	Texas Transportation Commission GO	5.000%	4/1/2041	8,100	8,872
	Texas Transportation Commission GO	5.000%	4/1/2042	9,640	10,511
[3]	Texas Transportation Commission GO	5.000%	4/1/2043	10,000	11,091
[3]	Texas Transportation Commission GO	5.000%	4/1/2044	6,760	7,439
[3]	Texas Transportation Commission GO	5.000%	4/1/2045	7,515	8,198
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2040	420	216
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2038	5,000	5,630
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2044	10,000	10,867
	Texas Water Development Board Water Revenue	5.000%	10/15/2026	10,000	10,104
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	1,505	1,664
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	2,675	2,979
	Texas Water Development Board Water Revenue	5.000%	4/15/2032	4,250	4,765
	Texas Water Development Board Water Revenue	5.000%	4/15/2032	7,760	8,700
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	8,750	9,871
	Texas Water Development Board Water Revenue	5.000%	4/15/2033	7,185	8,152
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	5,130	5,211
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	10,000	10,021
	Texas Water Development Board Water Revenue	5.000%	4/15/2034	3,990	4,573
	Texas Water Development Board Water Revenue	5.000%	8/1/2034	3,440	3,526
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	5,910	5,965
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	16,495	16,776
	Texas Water Development Board Water Revenue	5.000%	10/15/2034	5,000	5,035
	Texas Water Development Board Water Revenue	5.000%	10/15/2034	7,500	8,629
	Texas Water Development Board Water Revenue	5.000%	4/15/2035	3,335	3,850
	Texas Water Development Board Water Revenue	3.000%	10/15/2035	6,995	6,742
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	3,000	3,023
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	35,525	36,050
	Texas Water Development Board Water Revenue	5.000%	10/15/2035	1,260	1,459
	Texas Water Development Board Water Revenue	5.000%	4/15/2036	4,400	5,074
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	4,750	4,810
	Texas Water Development Board Water Revenue	5.000%	10/15/2036	4,000	4,597
	Texas Water Development Board Water Revenue	5.000%	8/1/2037	2,000	2,043
	Texas Water Development Board Water Revenue	3.000%	10/15/2037	5,000	4,663
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	2,000	2,021
	Texas Water Development Board Water Revenue	4.500%	10/15/2037	4,000	4,254
	Texas Water Development Board Water Revenue	4.000%	4/15/2038	1,245	1,273
	Texas Water Development Board Water Revenue	5.000%	4/15/2038	8,800	10,016
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	6,405	6,655
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	5,000	4,496
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	1,340	1,205
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	20,900	22,154
	Texas Water Development Board Water Revenue	5.000%	10/15/2039	5,090	5,683
	Texas Water Development Board Water Revenue	3.000%	10/15/2040	3,250	2,872
	Texas Water Development Board Water Revenue	3.000%	10/15/2040	2,480	2,192
	Texas Water Development Board Water Revenue	4.650%	10/15/2040	18,890	19,992
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	5,345	5,642
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	20,400	21,687
	Texas Water Development Board Water Revenue	4.750%	10/15/2042	10,870	11,434
	Texas Water Development Board Water Revenue	5.000%	10/15/2042	8,890	9,846
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	1,680	1,658
	Texas Water Development Board Water Revenue	4.500%	10/15/2043	6,465	6,662
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	2,365	2,554
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	4,250	4,623
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	5,000	5,096
	Texas Woman's University College & University Revenue	5.000%	7/1/2032	400	443
	Texas Woman's University College & University Revenue	5.000%	7/1/2035	500	564
	Texas Woman's University College & University Revenue	5.000%	7/1/2036	350	396
	Texas Woman's University College & University Revenue	5.000%	7/1/2039	545	602
	Texas Woman's University College & University Revenue	5.000%	7/1/2044	925	986
	Texas Woman's University College & University Revenue	5.000%	7/1/2045	850	895
	Texas Woman's University College & University Revenue	5.000%	7/1/2046	925	965
[18]	Tomball Independent School District GO	4.000%	2/15/2028	1,000	1,001
[18]	Tomball Independent School District GO	5.000%	2/15/2034	1,500	1,555
[18]	Tomball Independent School District GO	5.000%	2/15/2036	1,000	1,034
[18]	Tomball Independent School District GO	3.950%	2/15/2039	3,625	3,677
[18]	Tomball Independent School District GO	3.875%	2/15/2043	4,190	4,061
	Travis County Healthcare District GO	5.000%	3/1/2039	1,500	1,661
	Travis County Healthcare District GO	5.000%	3/1/2040	1,300	1,433
	Travis County Healthcare District GO	5.000%	3/1/2041	2,600	2,854

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Travis County Healthcare District GO	5.000%	3/1/2042	5,720	6,247
Travis County Healthcare District GO	5.000%	3/1/2043	5,000	5,431
Travis County Healthcare District GO	5.000%	3/1/2044	5,830	6,297
Travis County Healthcare District GO	5.000%	3/1/2045	6,960	7,462
Travis County Healthcare District GO	5.250%	3/1/2046	4,550	4,934
Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	9,300	9,356
Travis County TX GO	5.000%	3/1/2036	1,500	1,696
Travis County TX GO	5.000%	3/1/2037	8,930	9,362
Travis County TX GO	5.000%	3/1/2039	6,000	6,260
Travis County TX GO	4.000%	3/1/2041	5,000	5,024
Travis County TX GO	4.000%	3/1/2041	3,060	3,075
Travis County TX GO	4.000%	3/1/2041	1,885	1,894
Travis County TX GO	4.000%	3/1/2042	4,285	4,280
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2033	4,085	4,269
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2034	3,525	3,677
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2035	4,500	4,685
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2036	3,950	4,104
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2037	4,000	4,148
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2038	5,000	5,696
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2041	1,945	2,142
Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/2029	1,000	1,064
Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/2030	1,000	1,084
Trinity River Authority Denton Creek Wastewater Treatment System Water Revenue	5.000%	2/1/2044	2,265	2,479
Trinity River Authority Denton Creek Wastewater Treatment System Water Revenue	5.000%	2/1/2045	3,650	3,949
Trinity River Authority Denton Creek Wastewater Treatment System Water Revenue	5.000%	2/1/2046	1,600	1,707
Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2036	700	782
Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2038	635	701
Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2039	775	851
Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2040	775	847
Trinity River Authority Water Revenue (Tarrant County Water Project)	4.000%	2/1/2041	1,000	1,004
Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2042	675	729
Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2040	2,035	2,187
Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2041	2,135	2,287
Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2043	2,355	2,502
Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2045	2,600	2,729
University of Houston College & University Revenue	4.000%	2/15/2029	585	585
University of Houston College & University Revenue	3.000%	2/15/2031	8,510	8,535
University of Houston College & University Revenue	4.000%	2/15/2031	635	635
University of Houston College & University Revenue	3.000%	2/15/2032	11,375	11,364
University of Houston College & University Revenue	4.000%	2/15/2032	175	175
University of Houston College & University Revenue	5.000%	2/15/2032	1,935	2,161
University of Houston College & University Revenue	3.000%	2/15/2033	10,290	10,201
University of Houston College & University Revenue	5.000%	2/15/2034	8,000	9,136
University of Houston College & University Revenue	3.000%	2/15/2035	10,920	10,569
University of Houston College & University Revenue	4.000%	2/15/2035	895	895
University of Houston College & University Revenue	5.000%	2/15/2037	2,515	2,517
University of Houston College & University Revenue	5.000%	2/15/2040	1,500	1,620
University of North Texas System College & University Revenue	5.000%	4/15/2031	810	893
University of North Texas System College & University Revenue	5.000%	4/15/2032	985	1,101
University of North Texas System College & University Revenue	5.000%	4/15/2033	1,000	1,018
University of North Texas System College & University Revenue	5.000%	4/15/2033	1,345	1,521
University of North Texas System College & University Revenue	4.000%	4/15/2034	2,400	2,429
University of North Texas System College & University Revenue	5.000%	4/15/2034	1,125	1,145
University of North Texas System College & University Revenue	5.000%	4/15/2034	1,875	2,140
University of North Texas System College & University Revenue	4.000%	4/15/2035	2,670	2,697
University of North Texas System College & University Revenue	5.000%	4/15/2035	1,665	1,693
University of North Texas System College & University Revenue	5.000%	4/15/2035	1,625	1,868
University of North Texas System College & University Revenue	5.000%	4/15/2036	2,000	2,071
University of North Texas System College & University Revenue	5.000%	4/15/2036	2,125	2,414
University of North Texas System College & University Revenue	5.000%	4/15/2037	1,800	1,862
University of North Texas System College & University Revenue	5.000%	4/15/2037	2,120	2,393
University of North Texas System College & University Revenue	5.000%	4/15/2038	2,100	2,169
University of North Texas System College & University Revenue	5.000%	4/15/2039	1,000	1,030
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2033	685	771
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2034	400	454
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2035	590	667
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2040	1,000	1,092
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2041	700	759
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2042	1,100	1,187
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2043	1,250	1,341

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2044	1,500	1,605
	Victoria TX Utility System Water Revenue	4.000%	12/1/2042	2,000	2,018
	Victory Street Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,275	2,280
[18]	Vidor Independent School District GO	5.000%	2/15/2041	1,225	1,330
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2037	1,175	1,181
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2039	1,250	1,247
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2040	1,150	1,139
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2041	1,000	982
[18]	Waco Independent School District GO	3.000%	8/15/2040	3,500	3,106
[18]	Waco Independent School District GO	4.000%	8/15/2043	1,000	1,001
	Waco TX GO	5.000%	2/1/2032	1,225	1,364
	Waco TX GO	5.000%	2/1/2033	1,660	1,870
	Waco TX GO	5.000%	2/1/2034	1,000	1,135
	Waco TX GO	5.000%	2/1/2034	1,000	1,135
	Waco TX GO	5.000%	2/1/2039	3,835	4,281
	Waco TX GO	5.000%	2/1/2040	4,225	4,685
	Waco TX GO	5.000%	2/1/2041	5,540	6,116
	Waco TX GO	4.000%	2/1/2042	8,595	8,594
	Waco TX GO	5.000%	2/1/2042	5,825	6,396
	Waco TX GO	4.000%	2/1/2043	8,935	8,833
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2028	1,000	1,040
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2029	1,250	1,324
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/2042	4,355	4,671
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/2043	6,090	6,497
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/2045	2,310	2,473
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/2046	6,810	7,244
	Waller County TX GO	3.000%	2/15/2038	5,385	5,019
	Waller County TX GO	3.000%	2/15/2039	5,550	5,077
	Waller County TX GO	3.000%	2/15/2040	5,720	5,169
	Waller County TX GO	3.000%	2/15/2041	5,890	5,234
	Waller County TX GO	3.000%	2/15/2042	6,070	5,283
[18]	Waxahachie Independent School District GO	5.000%	2/15/2039	1,395	1,538
[18]	Waxahachie Independent School District GO	5.000%	2/15/2040	2,900	3,182
[18]	Waxahachie Independent School District GO	5.000%	2/15/2041	3,525	3,851
[18]	Waxahachie Independent School District GO	5.000%	2/15/2041	1,990	2,178
[18]	Waxahachie Independent School District GO	5.000%	2/15/2042	5,800	6,302
[18]	Waxahachie Independent School District GO	5.000%	2/15/2042	1,250	1,360
[18]	Waxahachie Independent School District GO	4.000%	2/15/2043	4,240	4,253
[18]	Waxahachie Independent School District GO	5.000%	2/15/2043	1,570	1,693
[18]	Waxahachie Independent School District GO	5.000%	2/15/2044	1,180	1,262
[18]	Weslaco Independent School District GO	5.000%	2/15/2040	1,750	1,919
[18]	Weslaco Independent School District GO	5.000%	2/15/2042	1,000	1,080
[18]	Weslaco Independent School District GO	5.000%	2/15/2043	1,250	1,338
[18]	Weslaco Independent School District GO	5.000%	2/15/2044	1,250	1,327
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2037	1,455	1,481
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2038	2,150	2,177
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2039	1,555	1,567
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2040	1,660	1,667
	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2045	5,460	5,087
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/2026	1,140	1,147
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/2028	2,440	2,505
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2033	1,275	1,286
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2034	1,495	1,507
[18]	Whitehouse Independent School District GO	5.000%	2/15/2042	13,750	13,888
[18]	Wichita Falls Independent School District GO	3.000%	2/1/2037	3,000	2,763
	Williamson County TX GO	5.000%	2/15/2027	21,055	21,458
	Williamson County TX GO	5.000%	2/15/2028	10,130	10,568
	Williamson County TX GO	5.000%	2/15/2030	22,000	23,694
	Williamson County TX GO	5.000%	2/15/2032	2,200	2,436
	Williamson County TX GO	5.000%	2/15/2032	6,510	7,208
	Williamson County TX GO	5.000%	2/15/2034	2,250	2,541
	Williamson County TX GO	5.000%	2/15/2034	5,170	5,838
	Williamson County TX GO	5.000%	2/15/2035	2,175	2,472
	Williamson County TX GO	5.000%	2/15/2036	2,260	2,551
	Williamson County TX GO	5.000%	2/15/2037	2,425	2,718
	Williamson County TX GO	5.000%	2/15/2038	7,710	8,578
	Williamson County TX GO	5.000%	2/15/2040	8,375	9,222
	Williamson County TX GO	5.000%	2/15/2041	4,530	4,968
	Williamson County TX GO	5.000%	2/15/2042	3,000	3,273
	Williamson County TX GO	4.000%	2/15/2043	3,000	2,932

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Wylie Collin County Independent School District GO	5.000%	8/15/2044	1,000	1,069
[18]	Wylie Independent School District GO	5.000%	8/15/2033	2,195	2,338
[18]	Wylie Independent School District GO	5.000%	8/15/2034	1,700	1,808
[18]	Ysleta Independent School District GO	5.000%	8/15/2034	1,750	1,759
[18]	Ysleta Independent School District GO	5.000%	8/15/2035	2,080	2,089
[18]	Ysleta Independent School District GO	5.000%	8/15/2037	2,350	2,359
					11,383,589
Utah (0.6%)
	Cache County School District GO	4.000%	6/15/2039	4,580	4,714
	Cache County School District GO	4.000%	6/15/2041	5,050	5,120
	Cache County School District GO	4.000%	6/15/2042	5,250	5,300
	Cache County School District GO	4.000%	6/15/2043	1,715	1,722
	Cache County School District GO	4.000%	6/15/2044	1,560	1,549
	Canyons School District (Utah School Board Guaranty Program) GO	3.100%	6/15/2037	2,715	2,585
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/2035	3,000	3,014
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/2037	2,600	2,602
[5]	Copper Rim Infrastructure Financing District Special Assessment Revenue	6.125%	12/1/2054	1,095	1,128
[5]	Downtown Daybreak Public Infrastructure District No. 1 Tax Increment/Allocation Revenue	5.000%	3/1/2041	2,700	2,731
[5]	Downtown Daybreak Public Infrastructure District No. 1 Tax Increment/Allocation Revenue	5.625%	3/1/2046	535	544
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2033	1,000	1,120
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2034	1,000	1,130
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2035	1,150	1,306
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2037	1,000	1,119
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2038	1,800	2,003
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2039	1,605	1,774
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2040	1,180	1,296
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2042	1,000	1,114
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2043	1,000	1,107
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2044	1,400	1,540
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2033	2,200	2,473
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2034	1,750	1,981
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2035	1,650	1,877
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2040	2,335	2,572
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2041	1,310	1,465
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2043	1,770	1,959
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2044	2,590	2,849
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2045	2,940	3,203
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/2036	1,150	1,198
	Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/2038	2,000	2,004
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/2039	4,000	4,147
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/2040	3,645	3,782
	Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/2041	1,650	1,638
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	2,065	2,165
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	1,665	1,780
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	2,815	3,105
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	1,500	1,675
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	1,750	1,966
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	3,415	3,740
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	1,315	1,475
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2035	3,735	4,075
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	7,690	7,891
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	9,145	9,903
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	2,880	3,139
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	5,000	5,395
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	3,405	3,693
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	8,180	8,835
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	4,560	4,902
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	13,500	14,466
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	20,270	21,810
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	15,000	16,012
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	12,500	13,396
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	2,150	2,326
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	6,305	6,702
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	5,825	6,212
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	2,250	2,421
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	2,675	2,861
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	2,085	2,197
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	1,000	1,062
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	3,250	3,403

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	1,925	2,056
	Iron County UT Sales Tax Sales Tax Revenue	5.000%	10/1/2042	1,250	1,371
	Iron County UT Sales Tax Sales Tax Revenue	5.000%	10/1/2043	1,030	1,122
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2033	1,005	1,016
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2034	1,000	1,010
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2035	1,350	1,361
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2037	1,440	1,445
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2043	820	874
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2044	1,000	1,059
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2044	3,420	3,517
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2045	1,815	1,910
	Local Building Authority of Alpine School District Lease (Appropriation) Revenue	5.000%	3/15/2044	2,320	2,500
[5]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.500%	8/1/2040	2,500	2,505
[5]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.500%	6/15/2039	1,750	1,802
[5]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.250%	6/1/2045	1,255	1,283
[5,10]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue, 5.000% coupon rate effective 6/1/2031	0.000%	6/1/2035	500	401
[5,10]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue, 5.750% coupon rate effective 6/1/2031	0.000%	6/1/2043	1,815	1,402
	Nebo School District GO	5.000%	7/1/2027	11,075	11,390
	Nebo School District GO	5.000%	7/1/2028	6,000	6,312
	Ogden City Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2043	1,000	1,058
	Ogden City Redevelopment Agency Sales Tax Revenue	5.000%	1/15/2048	4,200	4,351
	Park City School District Local Building Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	4,210	4,258
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/2037	6,045	5,625
	Salt Lake City Corp. GO	3.000%	6/15/2040	1,150	1,005
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2032	1,080	1,097
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2034	1,000	1,014
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2035	1,085	1,100
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2036	1,250	1,266
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2037	1,160	1,174
	Salt Lake City School District GO	5.000%	3/1/2030	4,780	5,210
	Salt Lake City School District GO	5.000%	3/1/2031	5,535	6,137
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	1,810	1,851
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	1,725	1,763
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2036	1,300	1,326
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	1,610	1,640
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2035	1,050	1,109
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2036	1,920	2,023
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2037	1,665	1,751
[5]	South Salt Lake Redevelopment Agency Tax Increment/Allocation Revenue	6.250%	4/15/2046	1,140	1,164
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2042	1,370	1,364
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2043	1,425	1,408
	Summit County UT Sales Tax Revenue	2.000%	12/15/2039	1,605	1,239
	University of Utah College & University Revenue	5.000%	8/1/2027	360	371
	University of Utah College & University Revenue	4.000%	8/1/2038	3,895	3,916
	University of Utah College & University Revenue	5.000%	8/1/2039	1,500	1,635
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2039	700	718
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,000	2,073
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	1,400	1,449
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	1,265	1,308
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	3,260	3,138
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	2,500	2,622
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2031	1,025	1,103
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2032	1,335	1,435
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2033	1,130	1,210
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2034	1,115	1,192
	Utah Housing Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2043	2,385	2,519
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,285	1,408
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	2,590	2,848
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,350	5,971
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	6,790	7,531
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	11,140	12,629
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	17,245	19,574
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	21,430	24,544
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2056	4,685	5,330
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2029	785	774
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	5,800	5,833
	Utah State Building Ownership Authority Lease (Appropriation) Revenue (State Facilities Master Lease Program)	5.000%	5/15/2036	2,735	3,014

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah State University College & University Revenue	3.000%	12/1/2033	1,965	1,932
	Utah State University College & University Revenue	3.000%	12/1/2034	2,025	1,956
	Utah State University College & University Revenue	3.000%	12/1/2035	2,085	1,973
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2034	1,000	1,119
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2035	1,000	1,114
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2037	2,750	3,034
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	1,000	1,110
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2031	1,125	1,250
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2031	4,050	4,497
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2031	2,500	2,503
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2032	1,375	1,547
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2032	2,450	2,756
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2035	5,215	5,421
	Utah Transit Authority Sales Tax Revenue	3.500%	12/15/2036	3,940	3,863
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2036	1,000	1,038
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	8,000	9,072
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	1,235	1,387
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	6,250	7,158
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	7,500	8,385
	Utah Transit Authority Sales Tax Revenue	3.000%	12/15/2039	3,435	3,048
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	5,000	5,563
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	20,215	22,554
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2041	4,500	4,992
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2041	5,000	5,515
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2041	9,075	10,184
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2042	7,500	8,269
	Utah Water Finance Agency Intergovernmental Agreement Revenue (Loan Financing Program)	5.000%	3/1/2038	1,295	1,346
[1]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/2036	250	256
[1]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/2040	320	322
[5]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	3,800	3,886
	Wasatch County Municipal Building Authority Lease (Appropriation) Revenue	5.000%	12/1/2038	2,445	2,771
					570,508
Vermont (0.1%)
	University of Vermont & State Agricultural College & University Revenue	4.000%	10/1/2037	5,625	5,776
	University of Vermont & State Agricultural College & University Revenue	4.000%	10/1/2038	6,410	6,500
	University of Vermont & State Agricultural College & University Revenue	5.000%	10/1/2044	1,000	1,037
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/2037	2,725	3,128
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/2038	3,145	3,616
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/2039	1,650	1,898
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2033	2,925	2,921
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2031	1,180	1,135
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2032	1,290	1,227
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2033	1,405	1,321
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2034	1,530	1,421
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2035	2,660	2,440
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2036	2,795	2,527
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2039	2,235	2,437
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2040	1,765	1,915
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2045	2,750	2,915
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	7,910	7,917
	Vermont GO	4.000%	8/15/2041	3,135	3,179
	Vermont GO	4.000%	8/15/2042	2,135	2,142
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	11/1/2056	1,355	1,515
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/2030	2,300	2,372
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/2032	1,525	1,570
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/2033	1,050	1,061
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2036	2,250	2,488
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2036	200	224
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2037	690	770
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2039	600	663

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/2040	2,400	2,434
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2040	500	549
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/2041	1,375	1,387
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2041	1,125	1,131
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2041	1,000	1,083
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2041	340	372
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2042	1,000	1,076
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2042	1,000	1,086
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2042	1,890	2,066
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2043	1,000	1,066
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2043	600	645
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2044	1,475	1,563
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2044	750	801
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2044	1,830	1,972
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2045	230	244
					83,590
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	2,160	2,167
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	7,345	7,430
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2032	1,670	1,820
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2033	1,335	1,472
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2036	2,500	2,778
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2037	1,135	1,258
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2038	1,555	1,720
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2039	1,580	1,742
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2040	1,470	1,609
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2042	1,750	1,886
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2043	1,000	1,073
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2044	1,000	1,067
					26,022
Virginia (1.1%)
	Alexandria VA GO	4.000%	12/15/2043	3,775	3,810
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	625	653
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	700	757
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	700	755
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	750	805
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,200	1,283
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,000	2,116
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,000	1,053
	Arlington County VA GO	4.000%	8/1/2039	8,000	8,158
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,950	5,187
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,705	4,894
	Chesapeake VA GO	5.000%	8/1/2026	3,670	3,691
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2032	1,775	1,993
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2033	1,000	1,136
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2034	1,500	1,721
[5]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.250%	3/1/2042	3,325	3,109
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	1,925	1,982
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2032	11,000	12,280
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2036	1,135	1,247
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/2028	3,210	3,280
	Fairfax County VA GO	5.000%	10/1/2027	6,000	6,203
	Fairfax County VA GO	5.000%	10/1/2028	8,050	8,530
	Fairfax County VA GO	4.000%	10/1/2030	11,420	11,562
	Fairfax County VA GO	4.000%	10/1/2040	5,000	5,076
[8]	Freddie Mac Pool	3.600%	1/1/2041	7,370	6,752
[8]	Freddie Mac Pool	3.450%	4/1/2041	1,582	1,412
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	2,650	2,671
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2042	6,000	6,611
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2043	6,500	7,115
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2044	7,930	8,603
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2045	19,000	20,444
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2039	4,755	5,091
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/2027	22,695	23,312

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	2,370	2,438
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/2028	7,260	7,551
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2031	595	598
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	650	654
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,000	2,819
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	1,645	1,673
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	1,425	1,447
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	500	492
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,125	1,165
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/2040	2,035	2,074
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/2042	1,930	1,952
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,115
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	750	831
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	700	767
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	2,000	2,177
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2030	220	221
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	3,835	3,771
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	1,115	1,048
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	655	645
	Loudoun County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	12/1/2043	3,215	3,198
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.600%	5/6/2026	1,500	1,500
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.600%	5/6/2026	1,600	1,600
	Loudoun County VA GO	3.000%	12/1/2034	3,665	3,551
	Loudoun County VA GO	4.000%	12/1/2042	9,700	9,843
	Loudoun County VA GO	4.000%	12/1/2043	9,700	9,777
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/2027	1,100	1,109
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/2027	2,465	2,486
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2028	1,805	1,843
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2031	1,500	1,555
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2032	780	804
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2034	1,320	1,349
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2035	1,155	1,175
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2036	1,475	1,493
	Newport News VA GO	3.000%	2/1/2038	2,000	1,858
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2028	575	605
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/2026	1,500	1,500
	Norfolk VA GO	5.000%	9/1/2036	4,125	4,445
	Norfolk VA GO	5.000%	9/1/2037	5,000	5,370
	Norfolk VA GO	5.000%	9/1/2038	4,150	4,443
	Norfolk VA GO	5.000%	9/1/2039	4,730	5,121
	Norfolk VA GO	5.000%	9/1/2040	4,500	4,848
	Norfolk VA GO	5.000%	9/1/2041	2,485	2,665
	Norfolk VA GO	5.000%	9/1/2042	2,205	2,352
	Norfolk VA GO	5.000%	9/1/2043	2,205	2,343
	Norfolk VA GO, Prere.	5.000%	8/1/2028	3,700	3,900
	Norfolk VA GO, Prere.	5.000%	8/1/2028	4,195	4,421
	Norfolk VA GO, Prere.	5.000%	8/1/2028	5,725	6,034
	Norfolk VA GO, Prere.	5.000%	8/1/2028	4,000	4,216
	Norfolk VA GO, Prere.	5.000%	8/1/2028	5,475	5,771
	Norfolk VA GO, Prere.	5.000%	8/1/2028	6,655	7,014
	Norfolk VA GO, Prere.	5.000%	8/1/2028	7,005	7,383
	Norfolk VA GO, Prere.	5.000%	8/1/2028	2,140	2,256
	Norfolk VA Water Revenue	5.000%	11/1/2026	8,105	8,201
	Norfolk VA Water Revenue	5.000%	11/1/2033	3,760	3,876
	Norfolk VA Water Revenue	5.000%	11/1/2034	2,800	2,882
	Norfolk VA Water Revenue	5.000%	11/1/2035	1,975	2,030
	Norfolk VA Water Revenue	5.000%	11/1/2036	2,075	2,130
	Norfolk VA Water Revenue	5.000%	11/1/2037	2,180	2,236
	Norfolk VA Water Revenue	5.000%	11/1/2042	10,000	10,202
[5]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.500%	9/1/2028	425	428
[5]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/2037	10,120	10,202
	Prince William County Service Authority Water Revenue	5.000%	7/15/2035	350	407
	Prince William County Service Authority Water Revenue	5.000%	7/15/2036	500	576
	Prince William County Service Authority Water Revenue	5.000%	7/15/2037	750	858
	Prince William County Service Authority Water Revenue	5.000%	7/15/2038	500	569
	Prince William County Service Authority Water Revenue	5.000%	7/15/2039	550	622
	Prince William County Service Authority Water Revenue	5.000%	7/15/2040	400	450
	Prince William County Service Authority Water Revenue	5.000%	7/15/2041	400	447
	Prince William County Service Authority Water Revenue	5.000%	7/15/2042	500	555

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/2040	2,469	2,542
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	4,735	4,788
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	3,700	3,724
Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/2035	2,271	2,179
Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/2033	2,065	2,033
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2026	1,700	1,703
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2027	1,500	1,503
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	1,550	1,554
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2033	1,000	1,002
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2034	2,500	2,505
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2035	2,500	2,505
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	755	766
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	2,760	2,775
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2030	13,300	13,369
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,000	1,020
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2033	2,675	2,947
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	1,155	1,173
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	1,210	1,227
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	725	735
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	6.500%	9/1/2043	4,785	5,277
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/2037	2,000	1,874
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/2040	3,860	3,437
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/2042	3,230	2,791
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2032	6,200	6,147
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2033	8,750	8,654
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2036	4,955	4,743
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	7,785	7,446
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2038	1,000	933
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2029	10,000	10,101
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2034	7,000	6,882
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2034	24,410	24,533
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	6,890	6,680
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2036	8,690	8,318
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2040	5,000	5,409
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	5,000	5,366
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	1,080	1,072
Virginia College Building Authority College & University Revenue	4.000%	9/1/2030	4,515	4,528
Virginia College Building Authority College & University Revenue	3.000%	9/1/2041	2,810	2,478
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	15,000	15,006
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2036	8,875	8,477
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/2037	15,355	15,542
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2038	21,665	20,084
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	21,370	19,501
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	12,000	10,790
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2041	6,455	5,704
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2026	4,565	4,569
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2031	10,600	10,724
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2033	5,780	5,835
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2034	8,790	8,898
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2035	10,000	10,067
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2035	4,000	4,039
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/2039	1,500	1,371
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2033	5,310	5,250
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2034	5,470	5,371
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2035	3,390	3,261
Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2038	5,230	5,384
Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2026	11,915	11,926
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,000	2,013
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,895	1,908
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	3,000	3,021
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,800	1,810
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,500	1,507

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.200%	7/1/2041	5,450	5,447
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2042	2,425	2,062
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.900%	11/1/2042	1,000	1,044
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/2043	5,000	4,683
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	12/1/2044	1,850	1,855
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	11,055	11,052
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/2042	3,650	3,972
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/2043	3,250	3,516
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2033	5,000	5,708
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2037	2,145	2,198
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2039	3,590	3,658
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2041	15,000	16,682
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2042	16,155	16,240
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2042	17,615	19,468
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2044	20,000	21,733
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2032	4,775	5,114
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/2035	1,000	845
	Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/2035	3,750	3,599
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/2039	1,510	1,151
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/2040	2,050	1,523
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2041	4,880	5,366
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/2030	185	185
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/2032	105	105
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.100%	12/1/2030	1,815	1,876
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2031	2,000	2,041
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	4,835	5,254
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	2,200	2,228
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	6,000	6,050
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2038	3,000	3,301
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2039	3,250	3,553
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	3,000	3,181
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2040	3,000	3,260
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2040	25,520	22,201
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2041	2,300	2,484
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	15,875	16,716
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2042	1,600	1,716
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	6,900	7,237
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2043	2,000	2,131
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2044	2,720	2,875
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.500%	12/1/2044	5,000	5,000
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2045	2,900	3,037
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	6,095	6,720
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	2,500	2,673
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	1,650	1,663
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/2027	2,405	2,425
					964,834
Washington (2.6%)
	Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/2035	2,000	2,064
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/2040	1,345	1,170
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2036	725	791
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2037	800	872
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2040	650	701
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2041	700	752
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	2,745	2,776
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2033	2,580	2,608
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2034	4,805	4,856
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2036	6,420	6,480
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2046	1,260	1,426
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2026	10,785	10,914
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2040	13,600	13,693
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	2,905	3,090
[9]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2029	4,450	4,044
	Clark County School District No. 117 Camas GO	5.000%	12/1/2032	8,000	8,293
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/2032	4,000	4,251
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/2033	2,510	2,662
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	4,000	4,092
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	26,210	26,786
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	1,500	1,665

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	10,000	11,043
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	6,420	7,149
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	2,600	2,966
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	37,585	39,485
	Energy Northwest Nuclear Revenue	4.000%	7/1/2039	5,535	5,594
	Energy Northwest Nuclear Revenue	5.000%	7/1/2040	5,730	6,163
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	14,610	15,674
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	10,000	10,274
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2035	2,810	3,119
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2040	6,500	7,289
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2026	21,295	21,375
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2027	3,465	3,546
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	5,955	6,160
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2037	1,100	1,194
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2038	1,845	1,995
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2039	1,115	1,200
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2040	1,835	1,957
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2042	2,750	2,890
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2043	2,900	3,030
	Grant County Public Hospital District No. 2 GO	5.500%	12/1/2039	500	541
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2039	730	797
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2040	1,060	1,149
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2041	750	809
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2037	600	680
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2038	1,230	1,383
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2039	500	558
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2040	725	804
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2041	850	940
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2042	860	944
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2043	1,500	1,635
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2044	3,135	3,387
[1]	King & Pierce Counties Valley Regional Fire Authority GO	5.000%	12/1/2042	1,315	1,440
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	5,000	5,382
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	1,000	1,111
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	3,500	3,860
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	8,250	9,048
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	1,125	1,235
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2029	175	179
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2030	250	257
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2031	175	178
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2032	1,165	1,189
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2039	11,000	9,714
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2039	1,000	884
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2040	23,300	20,128
	King County Housing Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2040	1,000	1,047
	King County Housing Authority Local or Guaranteed Housing Revenue	5.375%	7/1/2045	4,395	4,652
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	4.625%	1/1/2041	7,000	7,205
	King County Public Hospital District No. 1 GO	5.000%	12/1/2036	920	926
	King County Public Hospital District No. 1 GO	5.000%	12/1/2037	4,450	4,599
	King County School District No. 401 Highline GO	5.000%	12/1/2037	1,700	1,936
	King County School District No. 401 Highline GO	5.000%	12/1/2038	2,000	2,190
	King County School District No. 401 Highline GO	5.000%	12/1/2038	2,000	2,264
	King County School District No. 401 Highline GO	5.000%	12/1/2039	1,000	1,126
	King County School District No. 401 Highline GO	5.000%	12/1/2041	3,250	3,610
	King County School District No. 401 Highline GO	5.000%	12/1/2042	4,110	4,534
	King County School District No. 403 Renton GO	4.000%	12/1/2034	1,510	1,550
	King County School District No. 403 Renton GO	4.000%	12/1/2039	7,925	8,048
	King County School District No. 403 Renton GO	4.000%	12/1/2040	13,675	13,821
	King County School District No. 403 Renton GO	4.000%	12/1/2041	25,795	26,022
	King County School District No. 405 Bellevue GO	3.000%	12/1/2036	1,000	953
[3]	King County School District No. 405 Bellevue GO	5.000%	12/1/2038	5,170	5,891
	King County School District No. 412 Shoreline GO	4.000%	12/1/2027	2,785	2,846
	King County WA GO	5.000%	7/1/2031	3,100	3,441
	King County WA GO	5.000%	12/1/2043	1,220	1,324
	King County WA Sewer Revenue	5.000%	1/1/2042	4,435	4,886
	King County WA Sewer Revenue	5.000%	1/1/2043	1,500	1,643
	King County WA Sewer Revenue	4.000%	1/1/2044	10,810	10,729
	King County WA Sewer Revenue	5.000%	1/1/2044	2,500	2,707
	King County WA Sewer Revenue	4.000%	1/1/2045	8,885	8,772
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2040	925	1,021

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2041	1,950	2,148
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2042	3,000	3,284
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2043	3,000	3,254
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2044	4,725	5,058
	Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/2034	1,555	1,573
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2032	765	853
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2033	750	841
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2034	875	984
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2040	1,000	1,097
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2041	1,000	1,091
	Lakehaven Water & Sewer District Water Revenue	4.000%	10/1/2046	2,730	2,665
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/2033	3,640	3,574
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/2034	3,675	3,561
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/2035	1,165	1,122
	Nooksack Valley School District No. 506 GO	4.000%	12/1/2037	1,000	1,010
	North Thurston Public Schools GO	5.000%	12/1/2032	1,750	1,975
	Pend Oreille County Public Utility District No. 1 Box Canyon Electric Power & Light Revenue	5.000%	1/1/2044	4,530	4,585
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/2032	1,455	1,478
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/2034	3,080	3,119
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/2035	2,615	2,640
	Pierce County WA GO	2.550%	7/1/2035	3,980	3,638
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2030	780	847
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2031	1,450	1,595
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2032	3,140	3,500
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2033	3,250	3,665
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2034	2,250	2,562
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2036	8,375	8,540
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2037	1,000	1,130
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2038	4,275	4,330
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2038	1,000	1,123
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2039	2,075	2,318
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2040	6,795	6,849
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2040	3,325	3,692
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2041	2,675	2,960
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2042	1,300	1,428
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	5.000%	12/1/2029	1,950	2,038
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	4.000%	12/1/2032	5,680	5,715
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2034	3,970	4,006
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/2036	1,185	1,358
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/2038	1,700	1,923
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/2039	2,050	2,074
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2037	5,515	6,296
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2037	10,000	10,183
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2038	6,190	7,022
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2038	2,175	2,200
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2039	5,000	5,039
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2039	1,320	1,328
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,180	2,366
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/2042	2,700	2,811
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	1,000	992
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2044	3,300	3,593
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2044	6,880	7,464
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2045	1,600	1,726
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2045	7,225	7,777
	Seattle WA Water System Water Revenue	5.000%	10/1/2039	2,050	2,292
	Seattle WA Water System Water Revenue	5.000%	10/1/2040	2,155	2,396
	Seattle WA Water System Water Revenue	5.000%	10/1/2041	2,260	2,515
	Seattle WA Water System Water Revenue	5.000%	10/1/2042	2,375	2,630
	Seattle WA Water System Water Revenue	5.000%	10/1/2043	2,490	2,735
	Skagit County Consolidated School District No. 320 Mount Vernon GO	4.000%	12/1/2033	1,500	1,520
	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	19,270	18,299
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/2046	1,070	1,120
	Snohomish County School District No. 2 Everett GO	5.000%	12/1/2035	1,100	1,135
	Spokane County School District No 354 Mead GO	5.000%	12/1/2034	1,000	1,034
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	1,925	1,948
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2037	1,085	1,097
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2038	900	1,002
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2038	1,000	1,113
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2040	700	774
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2041	1,910	2,100

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2042	1,485	1,612
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2043	1,290	1,401
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2044	1,390	1,498
	Tacoma WA Sewer Revenue	4.000%	12/1/2041	2,770	2,804
[2]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/2040	1,000	1,101
[2]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/2041	1,250	1,368
	Thurston County WA GO	5.000%	12/1/2041	2,475	2,679
	Thurston County WA GO	5.000%	12/1/2042	2,595	2,796
	Thurston County WA GO	5.000%	12/1/2042	1,320	1,437
	University of Washington College & University Revenue	5.000%	4/1/2035	1,000	1,154
	University of Washington College & University Revenue	5.000%	4/1/2036	4,300	4,917
	Vancouver Housing Authority Local or Guaranteed Housing Revenue	5.000%	8/1/2029	200	208
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	4.500%	10/1/2042	1,250	1,266
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	4.500%	10/1/2042	2,000	2,047
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Jens Pointe Project)	4.250%	2/1/2038	7,400	7,538
	Washington COP	5.000%	7/1/2037	5,385	5,472
	Washington GO	4.000%	7/1/2026	10,000	10,021
	Washington GO	4.000%	7/1/2026	25,000	25,051
	Washington GO	5.000%	8/1/2027	25,245	26,009
	Washington GO	4.000%	7/1/2028	40,000	41,261
	Washington GO	5.000%	7/1/2028	16,000	16,843
	Washington GO	5.000%	8/1/2030	11,495	11,830
	Washington GO	5.000%	8/1/2031	14,890	15,311
	Washington GO	5.000%	8/1/2031	22,640	23,280
	Washington GO	5.000%	7/1/2032	14,210	15,991
	Washington GO	5.000%	8/1/2032	26,855	27,588
	Washington GO	5.000%	8/1/2033	5,020	5,047
	Washington GO	5.000%	8/1/2034	5,015	5,041
	Washington GO	5.000%	6/1/2035	1,500	1,614
	Washington GO	5.000%	8/1/2035	2,530	2,542
	Washington GO	5.000%	8/1/2035	6,170	6,434
	Washington GO	5.000%	2/1/2036	16,505	16,738
	Washington GO	5.000%	2/1/2036	1,500	1,602
	Washington GO	5.000%	2/1/2036	2,065	2,169
	Washington GO	5.000%	8/1/2036	10,000	10,406
	Washington GO	5.000%	8/1/2036	2,490	2,676
	Washington GO	5.000%	8/1/2036	11,750	12,018
	Washington GO	5.000%	8/1/2037	10,005	10,392
	Washington GO	5.000%	8/1/2037	20,955	23,649
	Washington GO	5.000%	2/1/2038	10,000	10,296
	Washington GO	5.000%	2/1/2038	13,270	14,995
	Washington GO	5.000%	8/1/2038	8,795	9,118
	Washington GO	5.000%	2/1/2039	5,400	5,860
	Washington GO	5.000%	2/1/2039	9,000	9,526
	Washington GO	5.000%	8/1/2039	4,900	4,920
	Washington GO	5.000%	8/1/2039	8,000	8,716
	Washington GO	5.000%	8/1/2039	14,600	16,270
	Washington GO	5.000%	8/1/2039	5,000	5,387
	Washington GO	5.000%	2/1/2040	4,345	4,698
	Washington GO	5.000%	2/1/2040	4,085	4,195
	Washington GO	5.000%	6/1/2040	3,105	3,332
	Washington GO	5.000%	6/1/2040	11,590	12,842
	Washington GO	5.000%	8/1/2040	9,180	10,179
	Washington GO	5.000%	8/1/2040	43,230	48,422
	Washington GO	5.000%	2/1/2041	7,335	7,887
	Washington GO	5.000%	2/1/2041	10,000	10,655
	Washington GO	5.000%	2/1/2041	2,500	2,563
	Washington GO	5.000%	6/1/2041	3,130	3,288
	Washington GO	5.000%	6/1/2041	5,455	6,014
	Washington GO	5.000%	8/1/2041	1,560	1,671
	Washington GO	5.000%	8/1/2041	5,000	5,161
	Washington GO	5.000%	8/1/2041	10,165	11,332
	Washington GO	5.000%	2/1/2042	19,070	20,404
	Washington GO	5.000%	2/1/2042	6,985	7,405
	Washington GO	5.000%	2/1/2043	5,305	5,764
	Washington GO	5.000%	2/1/2043	21,705	23,790
	Washington GO	5.000%	6/1/2043	13,110	14,285
	Washington GO	5.000%	6/1/2043	5,000	5,495
	Washington GO	5.000%	8/1/2043	5,000	5,307
	Washington GO	5.000%	8/1/2043	3,480	3,660

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	2/1/2044	1,205	1,299
Washington GO	5.000%	2/1/2044	16,985	18,460
Washington GO	5.000%	6/1/2044	5,740	6,156
Washington GO	5.000%	6/1/2044	1,190	1,254
Washington GO	5.000%	8/1/2044	10,075	10,908
Washington GO	5.000%	2/1/2045	11,875	12,707
Washington GO	5.000%	2/1/2045	1,050	1,107
Washington GO	5.000%	6/1/2045	10,785	11,561
Washington GO	5.000%	2/1/2046	1,030	1,070
Washington GO	5.000%	2/1/2046	11,715	12,424
Washington GO	5.000%	2/1/2046	25,000	26,854
Washington GO	5.000%	6/1/2046	3,525	3,746
Washington GO	5.000%	8/1/2046	5,000	5,252
Washington GO	5.000%	2/1/2047	8,220	8,642
Washington GO	5.000%	8/1/2048	5,000	5,251
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,105	2,117
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,070	1,075
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,675	2,677
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,275	3,363
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,550	1,579
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,160	2,162
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	2,830	2,952
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	4,600	4,716
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,370	1,419
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	585	613
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	2,085	2,183
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,755	1,756
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,500	2,560
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	415	443
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	4,000	4,194
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	3,600	3,807
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,595	2,655
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,845	1,903
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	325	352
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	2,250	2,300
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,280	1,317
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	225	243
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,000	4,182
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,200	2,316
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,190	3,256
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	3,785	3,794
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,750	1,838
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	3,365	3,432
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	600	643
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	15,300	16,978
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	2,010	2,106
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	500	535
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	16,065	17,870
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	9,480	9,709
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	14,530	16,211
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	51,710	57,251
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	19,400	19,835
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	500	532
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,900	3,214
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2037	5,000	5,677
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	5,380	5,492
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	750	794
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	5,850	6,438
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2038	3,540	4,018
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	2,370	2,454
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	4,230	4,381
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	1,000	1,055
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	6,140	6,716
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2039	2,200	2,314
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2040	1,000	1,048
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	8,250	7,895
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	1,000	1,075
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2042	3,300	3,524
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	2,500	2,252
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	4,485	4,245

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	82,475	84,292
	Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/2042	5,200	5,130
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2032	1,275	1,262
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2033	2,735	2,692
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2034	2,100	2,054
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2036	1,000	962
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2037	3,005	2,893
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2038	2,235	2,135
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2040	1,000	928
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2034	3,000	3,010
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2035	4,370	4,378
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2036	4,545	4,523
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2033	1,510	1,559
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2034	1,570	1,615
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2035	1,630	1,667
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2037	1,745	1,768
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2038	1,310	1,323
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2030	595	615
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2032	2,560	2,542
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2032	660	680
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2036	785	735
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2040	1,805	1,607
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2030	685	701
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	86,665	88,619
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	260	266
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	115	117
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	1,180	1,254
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2032	325	316
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2032	2,695	2,738
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2033	285	274
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2034	2,000	1,887
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2035	85	80
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2035	460	487
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2036	1,965	1,807
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2036	640	593
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2036	910	960
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2037	1,120	1,023
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2037	1,550	1,546
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2038	1,230	1,107
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Bonesta Project)	5.500%	5/1/2036	1,405	1,433
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Bonesta Project)	6.000%	5/1/2041	1,630	1,662
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Bonesta Project)	6.500%	5/1/2046	4,410	4,495
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2031	1,280	1,363
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2032	1,350	1,439
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2033	1,410	1,500
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/2028	665	653
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/2038	830	696
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/2032	2,010	2,025
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.375%	1/1/2033	6,500	6,469
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.500%	1/1/2034	11,975	11,949
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/2038	2,325	2,325
[5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/2029	4,250	4,250
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2032	2,105	2,199
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2033	500	547
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.150%	7/1/2034	1,725	1,766

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2034	3,020	3,175
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2034	1,000	1,092
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2035	3,470	3,638
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2035	1,000	1,093
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	106,431	102,681
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2036	2,000	2,085
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2036	1,250	1,354
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/2037	28,256	26,403
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2037	2,000	2,073
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,500	1,617
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2039	4,220	4,330
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2039	1,500	1,604
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2040	1,135	1,202
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.685%	11/20/2041	35,390	34,123
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.685%	11/20/2041	7,343	6,901
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2044	5,000	5,149
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2045	5,500	5,650
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2049	4,000	4,046
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.220%	3/1/2050	28,000	27,294
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/2052	4,415	4,601
[5]	Washington State Housing Finance Commission Private Schools Revenue	5.625%	7/1/2038	1,215	1,311
[5]	Washington State Housing Finance Commission Private Schools Revenue	5.875%	7/1/2043	2,020	2,155
	Washington State University College & University Revenue	5.000%	4/1/2031	1,230	1,353
	Washington State University College & University Revenue	5.000%	4/1/2032	1,295	1,444
	Washington State University College & University Revenue	5.000%	4/1/2033	1,100	1,240
	Washington State University College & University Revenue	5.000%	4/1/2034	3,520	4,006
	Washington State University College & University Revenue	5.000%	4/1/2035	2,490	2,849
	Washington State University College & University Revenue	5.000%	4/1/2036	3,390	3,840
	Washington State University College & University Revenue	5.000%	4/1/2037	2,395	2,695
	Washington State University College & University Revenue	4.000%	10/1/2037	365	383
	Washington State University College & University Revenue	4.000%	10/1/2038	245	254
	Yakima County School District No. 207 Wapato GO	5.000%	12/1/2043	1,435	1,548
					2,258,284
West Virginia (0.5%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,285	1,286
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,105	2,106
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,425	1,426
[5]	Monongalia County WV Tax Increment/Allocation Revenue	5.750%	6/1/2043	880	941
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2040	500	533
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.250%	6/1/2045	2,000	2,132
	Ohio County WV Tax Increment/Allocation Revenue (The Highlands Project)	5.250%	6/1/2044	1,220	1,256
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/2027	4,710	4,852
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/2032	3,000	3,078
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/2033	3,025	3,101
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/2039	4,080	4,395
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/2040	3,650	3,914
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	4,780	4,868
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.700%	6/1/2028	4,380	4,461
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	3,855	3,893
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2033	7,300	7,356
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2035	7,900	7,934
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2037	3,190	3,197
	West Virginia GO	5.000%	12/1/2031	1,900	1,989
	West Virginia GO	5.000%	12/1/2033	10,060	10,498
	West Virginia GO	5.000%	12/1/2035	16,375	17,013
	West Virginia GO	5.000%	6/1/2036	14,890	15,454
	West Virginia GO	5.000%	6/1/2037	6,940	7,190
	West Virginia GO	5.000%	12/1/2037	16,020	16,832
	West Virginia GO	5.000%	6/1/2038	13,920	14,608
	West Virginia GO	5.000%	12/1/2038	16,835	17,653
	West Virginia GO	5.000%	12/1/2038	1,000	1,034
	West Virginia GO	5.000%	6/1/2039	17,255	18,073
	West Virginia GO	5.000%	12/1/2039	17,685	18,505
	West Virginia GO	5.000%	12/1/2039	2,500	2,581
	West Virginia GO	5.000%	6/1/2041	1,310	1,368
	West Virginia GO	5.000%	12/1/2043	1,000	1,040
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2026	2,425	2,434
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/2027	1,500	1,503

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/2028	2,000	2,004
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2028	1,530	1,566
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/2029	2,000	2,004
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2029	1,670	1,708
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2031	1,720	1,757
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2032	1,910	1,949
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2033	2,070	2,110
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2035	2,410	2,452
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2036	2,860	2,908
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2037	2,975	3,023
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,575	2,577
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,460	1,473
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	3,170	3,174
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,190	1,200
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	3,705	3,710
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2029	5,810	5,814
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	6,360	6,659
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	3,220	3,361
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	3,335	3,336
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	7,295	7,586
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,400	1,412
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2032	8,750	8,753
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,250	3,367
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	4,540	4,540
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	4,750	5,280
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	2,925	3,228
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	1,900	1,727
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,250	1,358
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,580	2,837
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	3,400	3,647
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	3,435	3,666
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2041	5,205	5,691
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2042	4,000	4,382
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	415	394
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2043	7,650	8,300
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2043	3,380	3,655
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2044	5,880	6,313
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2045	7,500	7,965
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2033	8,375	9,081
[5]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.570%	5/1/2026	17,990	17,990
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,220	1,241
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2032	1,100	1,150
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2034	2,020	2,104
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2035	2,010	2,090
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2036	2,030	2,105
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2037	1,500	1,552
	West Virginia Parkways Authority Highway Revenue	3.000%	6/1/2041	2,140	1,843
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	2,000	2,050
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/2044	1,445	1,514
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/2029	12,000	12,776
					400,886
Wisconsin (1.6%)
	Dane County WI GO	2.000%	4/1/2029	320	305
	Dane County WI GO	4.000%	6/1/2029	13,810	14,383
	Dane County WI GO	2.000%	4/1/2030	265	248
	Dane County WI GO	4.000%	6/1/2031	9,415	9,984
	Dane County WI GO	4.000%	6/1/2032	9,800	10,454
	Franklin Public School District GO	5.000%	4/1/2038	8,340	9,185
	Franklin Public School District GO	4.000%	4/1/2041	4,960	5,041
	Green Bay WI GO	5.000%	4/1/2037	1,240	1,389
	Green Bay WI GO	5.000%	4/1/2039	1,270	1,406
	Janesville School District GO	5.000%	3/1/2037	3,150	3,474
	Janesville School District GO	5.000%	3/1/2038	6,640	7,287
	Janesville School District GO	5.000%	3/1/2039	3,775	4,126
	Janesville School District GO	5.000%	3/1/2040	4,540	4,908
	Macomb MI Intermediate School District GO	5.000%	3/1/2037	1,500	1,683
	Macomb MI Intermediate School District GO	5.000%	3/1/2038	4,575	5,108
	Mequon & Thiensville School District GO	2.000%	3/1/2033	3,725	3,273
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/2033	5,280	5,326

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/2034	11,690	11,781
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/2035	15,110	15,216
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/2039	5,510	6,021
[1]	Milwaukee WI GO	5.000%	4/1/2027	7,780	7,941
[1]	Milwaukee WI GO	5.000%	4/1/2027	1,350	1,378
[1]	Milwaukee WI GO	5.000%	4/1/2028	1,690	1,764
	Milwaukee WI GO	5.000%	4/1/2029	8,810	9,317
[1]	Milwaukee WI GO	5.000%	4/1/2029	1,690	1,789
	Milwaukee WI GO	4.000%	4/1/2032	6,100	6,133
	Milwaukee WI GO	4.000%	4/1/2032	1,460	1,489
	Milwaukee WI GO	3.000%	4/1/2033	4,825	4,632
[2]	Milwaukee WI GO	4.000%	4/1/2033	4,670	4,774
[1]	Milwaukee WI GO	5.000%	4/1/2033	1,000	1,106
	Milwaukee WI GO	5.000%	12/1/2033	5,030	5,599
	Milwaukee WI GO	3.000%	4/1/2034	4,825	4,599
[2]	Milwaukee WI GO	4.000%	4/1/2034	4,675	4,764
[2]	Milwaukee WI GO	5.000%	12/1/2034	5,535	6,222
[1]	Milwaukee WI GO	5.000%	12/1/2034	7,105	7,987
[1]	Milwaukee WI GO	5.000%	4/1/2035	2,075	2,277
[2]	Milwaukee WI GO	5.000%	12/1/2035	5,545	6,253
[1]	Milwaukee WI GO	5.000%	12/1/2035	5,675	6,400
[2]	Milwaukee WI GO	5.000%	12/1/2036	1,960	2,197
[1]	Milwaukee WI GO	5.000%	12/1/2036	3,630	4,069
[2]	Milwaukee WI GO	5.000%	12/1/2037	1,970	2,195
[1]	Milwaukee WI GO	5.000%	12/1/2037	2,840	3,171
[2]	Milwaukee WI GO	5.000%	12/1/2038	1,980	2,196
[1]	Milwaukee WI GO	5.000%	12/1/2038	2,580	2,864
[2]	Milwaukee WI GO	5.000%	12/1/2039	1,990	2,197
[1]	Milwaukee WI GO	5.000%	12/1/2039	1,345	1,487
[2]	Milwaukee WI GO	5.000%	12/1/2040	2,000	2,194
[1]	Milwaukee WI GO	5.000%	12/1/2040	3,905	4,285
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2036	625	672
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2037	1,820	1,951
[1]	Monroe WI School District GO	5.000%	3/1/2027	165	168
[1]	Monroe WI School District GO	5.000%	3/1/2028	250	260
[1]	Monroe WI School District GO	5.000%	3/1/2029	810	858
[1]	Monroe WI School District GO	5.000%	3/1/2036	800	858
	Neenah Joint School District GO	3.000%	3/1/2030	4,600	4,587
	Neenah Joint School District GO	3.000%	3/1/2032	1,500	1,492
	New Richmond School District GO	5.000%	4/1/2034	1,000	1,106
	New Richmond School District GO	5.000%	4/1/2035	1,600	1,760
	New Richmond School District GO	5.000%	4/1/2036	1,700	1,864
	New Richmond School District GO	5.000%	4/1/2037	2,195	2,380
	New Richmond School District GO	5.000%	4/1/2038	2,195	2,388
	New Richmond School District GO	5.000%	4/1/2039	1,500	1,627
	New Richmond School District GO	5.000%	4/1/2040	1,650	1,768
	Platteville School District GO	4.000%	3/1/2035	1,060	1,086
	Platteville School District GO	4.000%	3/1/2037	1,040	1,057
	Platteville School District GO	4.000%	3/1/2038	1,560	1,577
	Platteville School District GO	4.000%	3/1/2040	880	886
	Pleasant Prairie WI GO	4.000%	8/1/2033	18,635	19,488
[5]	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2033	250	264
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2033	1,045	1,038
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/1/2035	565	574
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2035	700	732
	Public Finance Authority Charter School Aid Revenue	5.625%	6/15/2037	500	477
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2038	1,100	1,109
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2039	840	796
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/2042	950	883
[5]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/2042	1,065	1,068
	Public Finance Authority Charter School Aid Revenue	5.875%	6/15/2042	500	469
[5]	Public Finance Authority Charter School Aid Revenue	6.375%	7/1/2043	325	341
[5]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/2044	180	166
[5]	Public Finance Authority Charter School Aid Revenue	5.750%	6/1/2045	635	639
[5]	Public Finance Authority Charter School Aid Revenue	4.750%	7/1/2045	1,600	1,495
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2030	300	301
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2041	1,090	1,013
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2042	1,760	1,493
[5]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/2034	400	409

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/2039	700	702
	Public Finance Authority College & University Revenue	5.250%	10/1/2031	1,000	1,010
[5]	Public Finance Authority College & University Revenue	4.000%	4/1/2032	1,130	1,111
	Public Finance Authority College & University Revenue	5.250%	10/1/2033	1,140	1,148
	Public Finance Authority College & University Revenue	5.250%	10/1/2038	3,500	3,458
	Public Finance Authority College & University Revenue	5.250%	3/1/2042	1,000	1,040
[5]	Public Finance Authority College & University Revenue, ETM	4.000%	4/1/2032	70	72
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	14,260	14,263
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	20,430	20,709
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	1,000	1,047
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,000	1,061
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	250	262
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	8,250	8,841
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	750	796
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	2,165	2,328
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	300	317
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	265	274
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	750	793
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	2,175	2,317
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	575	612
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	385	399
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	725	764
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	3,610	3,832
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	750	794
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	390	403
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	500	525
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2033	10,830	10,356
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	5,895	5,903
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	610	642
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2033	425	437
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	810	848
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2034	2,230	2,071
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	2,300	2,429
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	1,200	1,252
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2035	1,650	1,510
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	2,275	2,280
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	675	638
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	730	759
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,325	1,230
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	6,415	6,745
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	350	358
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	1,005	1,042
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	6,140	6,048
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	390	357
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	400	408
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,000	888
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	450	407
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	6,250	6,521
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	520	528
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2039	2,480	2,560
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	6,125	5,962
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	375	336
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	605	612
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2040	2,145	2,210
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	8,080	7,819
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	1,070	1,076
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	1,725	1,473
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	745	743
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2041	505	499
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2045	1,440	1,322
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2030	235	251
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2031	440	474
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2033	775	847
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2036	560	605
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2037	575	620
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2038	625	668
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2039	650	692
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2040	475	503
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2041	715	751

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/2041	8,000	6,831
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	16,955	17,328
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	4.000%	10/1/2030	6,360	6,672
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	4,695	4,847
	Public Finance Authority Industrial Revenue	3.750%	2/1/2032	815	802
[5]	Public Finance Authority Industrial Revenue	4.000%	9/1/2036	3,920	3,739
	Public Finance Authority Industrial Revenue	5.000%	2/1/2042	1,865	1,919
[5]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	7,858	7,810
[5]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	10,322	5,103
[5]	Public Finance Authority Intergovernmental Agreement Revenue (Creekhaven, Wildrye & Furst Ranch Projects)	0.000%	12/15/2036	25,485	12,970
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	9,078	9,086
	Public Finance Authority Intergovernmental Agreement Revenue PUT	3.625%	6/15/2031	17,040	16,953
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2030	230	238
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2032	350	377
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2034	300	324
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2035	1,780	1,883
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2035	300	321
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2035	1,000	1,110
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2036	1,000	1,104
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2037	1,000	1,099
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2038	350	371
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2038	1,000	1,015
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2040	400	417
	Public Finance Authority Local or Guaranteed Housing Revenue	4.126%	1/20/2041	67,596	65,042
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	4.157%	1/20/2041	6,214	5,727
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2042	5,750	6,173
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2043	1,000	1,005
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/1/2045	370	375
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2045	1,000	1,028
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2045	550	556
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/2034	1,105	1,171
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/2039	760	796
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/2044	1,300	1,322
[2]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.000%	7/1/2045	1,200	1,236
	Public Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	7/1/2035	11,235	11,571
[5]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.000%	12/1/2034	2,300	2,399
[5]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.500%	12/1/2044	2,640	2,707
	Public Finance Authority Tax Increment/Allocation Revenue	5.000%	8/1/2039	750	767
[5]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	3,800	3,817
[2]	Racine Unified School District GO	5.000%	4/1/2035	2,750	3,014
[1]	Racine Unified School District GO	5.000%	4/1/2035	675	751
[2]	Racine Unified School District GO	5.000%	4/1/2036	2,500	2,730
[1]	Racine Unified School District GO	5.000%	4/1/2036	1,100	1,211
[2]	Racine Unified School District GO	5.000%	4/1/2037	2,545	2,762
[1]	Racine Unified School District GO	5.000%	4/1/2037	2,370	2,594
[2]	Racine Unified School District GO	5.000%	4/1/2038	1,670	1,804
[1]	Racine Unified School District GO	5.000%	4/1/2038	1,230	1,316
[1]	Racine Unified School District GO	5.000%	4/1/2038	2,495	2,725
[1]	Racine Unified School District GO	5.000%	4/1/2039	1,640	1,751
[1]	Racine Unified School District GO	5.000%	4/1/2039	1,275	1,388
[2]	Racine Unified School District GO	5.000%	4/1/2039	1,015	1,092
[2]	Racine Unified School District GO	5.000%	4/1/2040	2,385	2,552
[1]	Racine Unified School District GO	5.000%	4/1/2040	2,460	2,619
[2]	Racine Unified School District GO	5.000%	4/1/2041	2,000	2,133
[1]	Racine Unified School District GO	5.000%	4/1/2041	835	887
[1]	Racine Unified School District GO	5.000%	4/1/2042	820	870
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	270	298
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	360	397
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	540	596
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	185	204
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	180	199
	Sheboygan Area School District GO	3.000%	3/1/2039	1,500	1,379
	Sheboygan Area School District GO	3.000%	3/1/2040	1,625	1,468
	Sheboygan Area School District GO	3.000%	3/1/2041	1,400	1,247
	Sheboygan Area School District GO	3.000%	3/1/2042	2,020	1,778

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sheboygan Area School District GO	3.000%	3/1/2043	2,080	1,807
[1]	Sparta Area School District GO	3.000%	3/1/2038	1,250	1,127
[1]	Sparta Area School District GO	3.000%	3/1/2039	1,785	1,604
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	1,060	1,072
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	1,375	1,383
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,100	2,107
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	2,400	2,401
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	6,360	6,915
	Waunakee Community School District GO	3.250%	4/1/2028	46,750	46,756
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2029	1,050	936
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2029	390	348
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2030	1,095	942
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2030	590	508
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2031	3,760	3,112
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2031	1,000	830
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2032	1,400	1,113
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2032	1,515	1,208
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2033	2,500	1,912
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2033	1,350	1,033
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2034	2,000	1,462
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2035	1,600	1,109
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2035	3,125	2,177
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2036	1,550	1,021
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2036	4,000	2,650
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2037	5,985	3,765
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2038	6,000	3,578
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2039	5,250	2,964
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2040	6,000	3,198
	Wisconsin GO	5.000%	5/1/2026	12,400	12,400
	Wisconsin GO	5.000%	5/1/2027	8,425	8,626
	Wisconsin GO	5.000%	5/1/2027	7,770	7,955
[3]	Wisconsin GO	5.000%	5/1/2030	2,030	2,165
[3]	Wisconsin GO	5.000%	5/1/2031	1,720	1,863
[3]	Wisconsin GO	5.000%	5/1/2032	1,000	1,098
	Wisconsin GO	5.000%	5/1/2033	6,280	7,141
	Wisconsin GO	5.000%	5/1/2036	8,730	9,789
	Wisconsin GO	5.000%	5/1/2037	5,000	5,577
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2034	11,035	11,132
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2035	6,365	6,417
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/2027	850	866
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/2028	900	938
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	930	936
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,685	1,688
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	150	155
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	1,310	1,310
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	835	859
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2028	1,400	1,443
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	175	184
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,040	2,143
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	5,285	5,554
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,175	1,201
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	800	823
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	200	214
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,865	3,057
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	810	816
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,410	1,440
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2030	8,305	8,380
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	3,465	3,745
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,250	1,346
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,010	3,252
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2031	6,000	6,047
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	300	320
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	4,660	5,084
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	1,555	1,644
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	4,200	4,205
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	5,530	6,016
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	4,825	4,903
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2032	5,345	5,378
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	8,045	8,046
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	660	702

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	4,805	5,283
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2032	2,235	2,357
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	4,000	4,062
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	450	450
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	50,545	50,554
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2033	2,945	3,090
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	6,845	6,947
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	3,410	3,804
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	39,835	39,840
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	700	739
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2034	3,450	3,614
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	5,450	5,528
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	2,000	2,236
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	7,075	7,076
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2035	2,540	2,558
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,780	2,785
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	3,750	4,155
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	4,460	4,463
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2036	2,605	2,616
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	2,550	2,807
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2037	3,980	3,587
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,245	2,248
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	5,705	6,247
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2038	5,225	5,193
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	1,000	968
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	4,500	4,907
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2039	3,000	2,983
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/2039	9,100	9,101
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	1,130	1,169
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	4,420	4,380
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	2,490	2,697
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	500	511
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	500	466
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,160	1,253
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	5,060	5,438
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	3,245	3,476
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	6,750	7,338
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,925	2,041
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	9,380	10,087
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	3,035	3,186
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2045	1,165	1,161
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	3,745	3,885
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2046	8,505	7,721
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	5,640	5,793
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	1,480	1,485
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	3,720	3,951
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	3,440	3,644
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	34,350	36,872
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2033	34,665	37,927
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/2034	1,345	1,456
[5,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/1/2026	8,418	8,418
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.375%	11/1/2039	8,000	7,905
[5]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collaboration Inc. Project)	5.000%	8/1/2027	5,500	5,514
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2041	3,150	3,371
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2043	4,550	4,798
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2044	2,500	2,621
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2045	2,715	2,819
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,775	1,748
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/2052	2,185	2,153
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2054	11,810	12,945
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	3,960	4,276
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	4,080	4,441
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	3,955	4,372

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.750%	9/1/2056	2,445	2,680
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue	2.500%	11/1/2041	1,750	1,368
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	485	485
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	10,734	10,781
	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	4.750%	6/1/2043	5,000	5,156
					1,371,193
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2030	250	257
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2031	50	51
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2032	300	308
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2033	275	281
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2034	250	254
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2035	250	253
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2036	200	201
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	140	140
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2038	160	159
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/2026	24,000	23,888
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2050	1,960	1,944
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2052	1,515	1,509
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2053	2,445	2,571
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,025	1,040
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,040	1,056
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,105	1,122
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,050	1,066
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,450	1,472
					37,572
Total Tax-Exempt Municipal Bonds (Cost $86,142,432)					86,054,211
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	119,113	80,997
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	45,555	31,547
Total Taxable Municipal Bonds (Cost $100,949)					112,544
				Shares
Temporary Cash Investments (1.6%)
Investment Company (1.6%)
[19]	Vanguard Municipal Low Duration Fund (Cost $1,413,955)	3.451%		141,396,261	1,413,963
Total Investments (99.8%) (Cost $87,657,336)					87,580,718
Other Assets and Liabilities—Net (0.2%)					140,755
Net Assets (100%)					87,721,473
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $2,454,888, representing 2.8% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Step bond.
11	Securities with a value of $19,878 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	Scheduled principal and interest payments are guaranteed by the State of Nevada Permanent School Fund.
17	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.

Intermediate-Term Tax-Exempt Fund
19	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	3,510	727,009	(4,338)
5-Year U.S. Treasury Note	June 2026	6,587	710,315	(13,006)
Ultra 10-Year U.S. Treasury Note	June 2026	938	105,862	(2,525)
				(19,869)

Intermediate-Term Tax-Exempt Fund

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
5/1/2026	BANA	19,455	Buy	10-Year MMD AAA General Obligation Scale	3.620%	1,224	1,224	—
5/6/2026	RBC	6,280	Buy	10-Year MMD AAA General Obligation Scale	3.620%	391	391	—
5/6/2026	MSBNA	5,750	Buy	10-Year MMD AAA General Obligation Scale	3.640%	369	369	—
5/19/2026	RBC	10,104	Buy	15-Year MMD AAA General Obligation Scale	4.060%	780	780	—
5/19/2026	MSBNA	9,244	Buy	15-Year MMD AAA General Obligation Scale	4.060%	713	713	—
6/29/2026	RBC	14,990	Buy	10-Year MMD AAA General Obligation Scale	3.380%	464	464	—
8/20/2026	RBC	45,130	Buy	5-Year MMD AAA General Obligation Scale	2.790%	136	136	—
8/20/2026	MSBNA	25,230	Buy	5-Year MMD AAA General Obligation Scale	2.840%	139	139	—
9/25/2026	JPMC	37,420	Buy	10-Year MMD AAA General Obligation Scale	3.360%	729	729	—
9/28/2026	JPMC	18,745	Buy	10-Year MMD AAA General Obligation Scale	3.400%	433	433	—
9/28/2026	RBC	3,750	Buy	10-Year MMD AAA General Obligation Scale	3.500%	124	124	—
9/30/2026	JPMC	7,495	Buy	10-Year MMD AAA General Obligation Scale	3.450%	208	208	—
						5,710	5,710	—
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $6,729 in connection with open over-the-counter municipal market rate lock contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $86,243,381)	86,166,755
Affiliated Issuers (Cost $1,413,955)	1,413,963
Total Investments in Securities	87,580,718
Investment in Vanguard	2,072
Receivables for Investment Securities Sold	76,896
Receivables for Accrued Income	1,082,259
Receivables for Capital Shares Issued	69,296
Variation Margin Receivable—Futures Contracts	1,955
Unrealized Appreciation—Over-the-Counter Swap Contracts	5,710
Other Assets	386
Total Assets	88,819,292
Liabilities
Due to Custodian	804
Payables for Investment Securities Purchased	900,753
Payables for Capital Shares Redeemed	129,142
Payables for Distributions	63,804
Payables to Vanguard	3,316
Total Liabilities	1,097,819
Net Assets	87,721,473
At April 30, 2026, net assets consisted of:

Paid-in Capital	89,565,357
Total Distributable Earnings (Loss)	(1,843,884)
Net Assets	87,721,473

Investor Shares—Net Assets
Applicable to 166,352,832 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,288,266
Net Asset Value Per Share—Investor Shares	$13.76

Admiral™ Shares—Net Assets
Applicable to 6,210,840,714 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	85,433,207
Net Asset Value Per Share—Admiral Shares	$13.76

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1]	1,483,296
Total Income	1,483,296
Expenses
The Vanguard Group—Note C
Investment Advisory Services	5,509
Management and Administrative—Investor Shares	1,663
Management and Administrative—Admiral Shares	29,401
Marketing and Distribution—Investor Shares	82
Marketing and Distribution—Admiral Shares	2,218
Custodian Fees	151
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—Admiral Shares	127
Trustees’ Fees and Expenses	23
Other Expenses	12
Total Expenses	39,202
Expenses Paid Indirectly	(19)
Net Expenses	39,183
Net Investment Income	1,444,113
Realized Net Gain (Loss)
Investment Securities Sold[1]	9,764
Futures Contracts	1,377
Swap Contracts	2,807
Realized Net Gain (Loss)	13,948
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(279,434)
Futures Contracts	(17,595)
Swap Contracts	(1,534)
Change in Unrealized Appreciation (Depreciation)	(298,563)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,159,498
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $23,200, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,444,113	2,576,448
Realized Net Gain (Loss)	13,948	(243,440)
Change in Unrealized Appreciation (Depreciation)	(298,563)	1,434,929
Net Increase (Decrease) in Net Assets Resulting from Operations	1,159,498	3,767,937
Distributions
Investor Shares	(37,005)	(70,926)
Admiral Shares	(1,396,611)	(2,489,473)
Total Distributions	(1,433,616)	(2,560,399)
Capital Share Transactions
Investor Shares	54,079	(47,849)
Admiral Shares	4,980,625	5,785,260
Net Increase (Decrease) from Capital Share Transactions	5,034,704	5,737,411
Total Increase (Decrease)	4,760,586	6,944,949
Net Assets
Beginning of Period	82,960,887	76,015,938
End of Period	87,721,473	82,960,887

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.80	$13.59	$12.86	$12.87	$14.66	$14.64
Investment Operations
Net Investment Income[1]	.227	.436	.407	.367	.315	.311
Net Realized and Unrealized Gain (Loss) on Investments	(.041)	.207	.728	(.011)	(1.772)	.020
Total from Investment Operations	.186	.643	1.135	.356	(1.457)	.331
Distributions
Dividends from Net Investment Income	(.226)	(.433)	(.405)	(.366)	(.316)	(.311)
Distributions from Realized Capital Gains	—	—	—	—	(.017)	—
Total Distributions	(.226)	(.433)	(.405)	(.366)	(.333)	(.311)
Net Asset Value, End of Period	$13.76	$13.80	$13.59	$12.86	$12.87	$14.66
Total Return[2]	1.35%	4.84%	8.86%	2.69%	-10.07%	2.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,288	$2,241	$2,258	$2,216	$2,550	$3,435
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.32%	3.22%	2.99%	2.74%	2.27%	2.10%
Portfolio Turnover Rate	4%	20%	31%	43%	35%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.80	$13.59	$12.86	$12.87	$14.66	$14.64
Investment Operations
Net Investment Income[1]	.233	.447	.419	.378	.326	.322
Net Realized and Unrealized Gain (Loss) on Investments	(.042)	.207	.727	(.012)	(1.772)	.021
Total from Investment Operations	.191	.654	1.146	.366	(1.446)	.343
Distributions
Dividends from Net Investment Income	(.231)	(.444)	(.416)	(.376)	(.327)	(.323)
Distributions from Realized Capital Gains	—	—	—	—	(.017)	—
Total Distributions	(.231)	(.444)	(.416)	(.376)	(.344)	(.323)
Net Asset Value, End of Period	$13.76	$13.80	$13.59	$12.86	$12.87	$14.66
Total Return[2]	1.39%	4.92%	8.95%	2.77%	-9.99%	2.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$85,433	$80,719	$73,758	$63,979	$64,056	$84,624
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.40%	3.30%	3.07%	2.83%	2.35%	2.17%
Portfolio Turnover Rate	4%	20%	31%	43%	35%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2026, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Intermediate-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $2,072,000, representing less than 0.01% of the fund’s net assets and 0.83% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2026, custodian fee offset arrangements reduced the fund’s expenses by $19,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	86,054,211	—	86,054,211
Taxable Municipal Bonds	—	112,544	—	112,544
Temporary Cash Investments	1,413,963	—	—	1,413,963
Total	1,413,963	86,166,755	—	87,580,718
Derivative Financial Instruments
Assets
Swap Contracts	—	5,710	—	5,710
Liabilities
Futures Contracts[1]	(19,869)	—	—	(19,869)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	87,663,672
Gross Unrealized Appreciation	1,067,989
Gross Unrealized Depreciation	(1,165,102)
Net Unrealized Appreciation (Depreciation)	(97,113)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $1,817,281,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2026, the fund purchased $9,628,507,000 of investment securities and sold $3,700,975,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2026, such purchases were $188,005,000 and sales were $130,930,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	282,325	20,414	469,104	34,629
Issued in Lieu of Cash Distributions	31,418	2,273	60,387	4,457
Redeemed	(259,664)	(18,806)	(577,340)	(42,740)
Net Increase (Decrease)—Investor Shares	54,079	3,881	(47,849)	(3,654)
Admiral Shares
Issued	9,607,039	694,830	20,536,133	1,518,722
Issued in Lieu of Cash Distributions	1,033,094	74,742	1,834,149	135,386
Redeemed	(5,659,508)	(409,850)	(16,585,022)	(1,229,826)
Net Increase (Decrease)—Admiral Shares	4,980,625	359,722	5,785,260	424,282
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Intermediate-Term Tax-Exempt Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q422 062026

Financial Statements
For the six-months ended April 30, 2026
Vanguard Limited-Term Tax-Exempt Fund

Contents
Financial Statements	1

Limited-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.7%)
Alabama (7.2%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2026	1,250	1,254
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2027	1,410	1,446
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	1,365	1,430
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	2,230	2,382
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/2033	5,200	5,201
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/2028	3,845	3,971
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (CREEL Road Apartments Project) PUT	3.125%	3/1/2028	1,310	1,312
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/2026	4,140	4,179
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Fred Marshall Court Project) PUT	3.150%	6/1/2028	600	601
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	530	531
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2028	1,200	1,202
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	10,000	10,034
[1]	Alabama State University College & University Revenue	5.000%	9/1/2028	200	209
[1]	Alabama State University College & University Revenue	5.000%	9/1/2029	375	399
[1]	Alabama State University College & University Revenue	5.000%	9/1/2030	210	227
[1]	Alabama State University College & University Revenue	5.000%	9/1/2031	775	848
[1]	Alabama State University College & University Revenue	5.000%	9/1/2032	1,035	1,144
[1]	Alabama State University College & University Revenue	5.000%	9/1/2033	2,515	2,805
	Auburn University College & University Revenue	5.000%	6/1/2029	2,250	2,409
	Auburn University College & University Revenue	5.000%	6/1/2029	1,750	1,874
	Auburn University College & University Revenue	5.000%	6/1/2030	3,000	3,271
	Auburn University College & University Revenue	5.000%	6/1/2030	1,000	1,091
	Auburn University College & University Revenue	5.000%	6/1/2031	5,565	6,164
	Auburn University College & University Revenue	5.000%	6/1/2031	1,960	2,171
	Auburn University College & University Revenue	5.000%	6/1/2032	3,500	3,926
	Auburn University College & University Revenue	5.000%	6/1/2032	2,250	2,524
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,480	1,495
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,780	1,826
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,855	1,930
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	2,255	2,398
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	915	986
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2027	1,510	1,550
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2030	800	861
	Birmingham-Jefferson Civic Center Authority Miscellaneous Taxes Revenue	3.000%	7/1/2026	1,470	1,468
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	2,000	2,011
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2026	4,435	4,448
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2026	1,955	1,970
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/2027	1,250	1,261
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2027	3,455	3,523
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2027	4,785	4,821
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2027	2,065	2,112
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2027	2,300	2,328
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2027	2,140	2,187
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/2028	2,575	2,612
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2028	2,205	2,273
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/2028	1,015	1,053
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2028	2,295	2,374
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2028	2,750	2,796
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2028	2,025	2,095
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2029	3,500	3,689
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2029	545	570
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2029	2,370	2,470
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2029	2,150	2,243
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2029	1,695	1,769
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2030	4,000	4,261
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2030	750	788
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2030	700	715
1

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2030	7,785	8,156
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2030	14,000	14,768
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2030	510	539
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2030	2,695	2,831
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2031	750	767
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2031	6,000	6,310
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2031	12,000	12,729
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	1,200	1,277
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	3,050	3,215
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2032	800	818
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2032	2,750	2,943
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2033	3,330	3,568
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	61,035	64,053
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	124,575	125,158
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2026	3,095	3,098
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2027	3,220	3,229
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2028	6,770	6,799
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2029	6,975	7,000
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	95,565	96,291
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	500	501
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2027	500	507
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2027	175	178
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	12/1/2027	1,000	1,027
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2028	1,295	1,329
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2028	525	540
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2029	1,735	1,797
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2029	770	801
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2030	2,360	2,455
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2030	1,300	1,361
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2031	4,050	4,277
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2031	4,450	4,634
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2031	1,430	1,503
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2032	4,140	4,372
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2032	8,870	9,243
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2032	2,320	2,426
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2032	6,000	6,328
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2033	7,025	7,456
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2033	11,500	11,971
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2033	65,000	68,273
[3]	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2033	49,315	52,584
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	30,060	30,142
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	16,600	17,434
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	104,240	108,301
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	18,350	19,186
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	41,795	43,871
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	16,230	17,219
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	14,050	14,891
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/2026	28,125	28,222
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	122,350	122,929
[4]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.970%	10/1/2052	16,000	16,007
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	55,510	56,088
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	53,895	54,371
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	17,040	17,853
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	8,900	9,461
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	4,000	4,298
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	57,750	61,220
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	8,660	8,776
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	30,000	31,404
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	43,985	45,633
[4]	Black Belt Energy Gas District Natural Gas Revenue, 67% of SOFR + 1.400%	3.832%	7/1/2052	3,620	3,635
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2026	975	980
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2027	1,100	1,127
	Chatom Industrial Development Board Electric Power & Light Revenue PUT	2.800%	8/1/2026	3,000	2,996
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2031	6,220	6,452
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2031	5,055	5,245
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2032	6,530	6,756
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2032	5,005	5,167
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2033	6,855	7,049
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	99,085	101,451
2

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2030	1,450	1,542
Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2030	800	836
Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2030	1,450	1,553
Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2030	750	788
Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2031	1,500	1,608
Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2031	700	735
Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2031	2,000	2,105
Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2031	1,500	1,613
Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2031	1,000	1,052
Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2032	800	841
Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2032	2,025	2,118
Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2033	2,100	2,205
Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	4,185	4,495
Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	25,535	27,862
Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/2032	37,120	39,627
Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	32,435	34,632
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	210	210
Jacksonville State University College & University Revenue	4.000%	12/1/2026	550	552
Jacksonville State University College & University Revenue	4.000%	12/1/2027	1,000	1,011
Jacksonville State University College & University Revenue	5.000%	12/1/2028	1,745	1,817
Jefferson County AL Sales Tax Revenue	5.000%	9/15/2026	1,400	1,411
Jefferson County AL Sales Tax Revenue	5.000%	9/15/2031	7,500	7,633
Jefferson County AL Sales Tax Revenue	5.000%	9/15/2032	1,000	1,017
Jefferson County AL Sewer Revenue	5.000%	10/1/2028	2,500	2,624
Jefferson County AL Sewer Revenue	5.000%	10/1/2029	1,730	1,845
Jefferson County AL Sewer Revenue	5.000%	10/1/2030	2,900	3,138
Jefferson County AL Sewer Revenue	5.000%	10/1/2031	5,805	6,361
Jefferson County AL Sewer Revenue	5.000%	10/1/2032	4,575	5,064
Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2027	4,070	4,150
Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	5,095	5,349
Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2031	750	785
Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2032	825	864
Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	47,525	49,687
Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/2026	6,905	6,911
Mobile Alabama Industrial Development Board Industrial Revenue PUT	2.750%	3/15/2029	2,265	2,244
Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	5,000	5,047
Montgomery AL GO	3.000%	12/1/2026	15	15
Montgomery AL GO	3.000%	12/1/2027	925	927
Montgomery AL GO	3.000%	12/1/2028	1,850	1,861
Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2027	300	309
Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2028	560	590
Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2029	440	473
Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2032	525	589
Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2033	355	403
Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	500	538
Phenix City Industrial Development Board Industrial Revenue (MeadWestvaco Coated Board Project)	3.625%	5/15/2030	805	805
Prattville Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	515	513
Prattville Industrial Development Board Lease (Non-Terminable) Revenue (Union Camp Corp. Project)	5.300%	9/1/2028	500	521
Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	7,570	7,542
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2027	1,860	1,887
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2028	3,000	3,087
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2029	4,500	4,689
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2030	4,500	4,718
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	25,000	26,626
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2026	400	400
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2026	425	429
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2027	1,250	1,270
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2027	605	620
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2028	1,250	1,288
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2028	605	629
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2029	2,250	2,339
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2029	1,360	1,417
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2030	5,000	5,224
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2030	2,905	3,051
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	10,160	10,693
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2026	285	285
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2027	375	377
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2027	375	378
3

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2028	415	420
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2028	625	635
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2029	655	666
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2029	225	229
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2029	825	841
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2030	590	602
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2030	200	204
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2030	625	639
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2031	2,000	2,043
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2031	340	348
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2031	1,500	1,533
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	19,800	21,321
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	40,405	41,800
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	17,590	18,010
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2026	1,865	1,882
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2027	3,120	3,203
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2028	1,000	1,038
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2028	3,785	3,938
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2029	1,000	1,049
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2029	4,630	4,868
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	10/1/2030	125,000	133,587
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2030	1,500	1,582
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2030	7,550	8,042
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2031	1,400	1,485
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2031	15,440	16,568
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2032	8,800	9,456
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2033	17,385	18,741
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2034	9,795	10,555
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2026	700	702
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2027	3,055	3,078
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2028	4,825	4,875
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	42,195	42,681
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2026	750	750
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2027	2,420	2,433
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2028	3,985	4,025
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/2031	500	503
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/2028	2,910	3,045
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/2029	2,810	2,945
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/2029	6,045	6,355
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	21,890	23,272
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	19,910	20,590
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	89,150	93,737
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	15,605	16,457
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	35,000	37,243
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	53,470	56,753
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	6,170	6,670
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,000	2,013
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,435	1,444
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	2,380	2,394
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2026	800	807
[1]	University of South Alabama College & University Revenue	5.000%	4/1/2027	750	765
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2031	1,000	1,026
[1]	University of South Alabama College & University Revenue	5.000%	11/1/2031	1,000	1,009
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	8,145	8,232
					2,489,678
Alaska (0.3%)
	Alaska GO	5.000%	8/1/2027	1,000	1,030
	Alaska GO	5.000%	8/1/2028	1,000	1,054
	Alaska GO	5.000%	8/1/2029	1,000	1,076
	Alaska GO	5.000%	8/1/2029	1,250	1,345
	Alaska GO	5.000%	8/1/2030	1,315	1,440
	Alaska GO	5.000%	8/1/2031	1,000	1,111
	Alaska GO	5.000%	8/1/2032	1,505	1,693
	Alaska GO	5.000%	8/1/2032	1,845	2,075
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/2048	2,685	2,699
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.750%	12/1/2052	4,290	4,533
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/2054	3,505	3,772
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,725	1,882
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2056	455	504
4

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2026	345	345
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2026	460	466
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2027	375	384
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2027	385	398
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2028	390	408
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2028	360	380
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2029	925	987
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2029	975	1,049
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2030	875	949
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2029	680	726
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2029	700	754
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2030	1,250	1,355
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2030	1,000	1,092
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2031	1,000	1,100
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2031	2,000	2,215
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/2031	3,970	4,026
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/2033	1,300	1,312
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2026	510	515
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2026	1,000	1,009
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2027	625	645
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2027	1,485	1,532
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2028	1,265	1,337
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2028	1,250	1,321
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2029	395	426
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2029	915	986
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2030	550	603
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2030	1,610	1,765
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2031	1,900	2,106
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2032	2,330	2,615
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2032	1,860	2,088
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2028	700	743
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2029	225	243
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2030	250	275
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2031	500	558
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2032	450	507
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	1,390	1,460
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	2,540	2,668
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	2,075	2,220
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	725	776
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	935	1,014
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	3,660	3,971
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2031	1,225	1,347
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	2,490	2,770
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	1,065	1,185
	Municipality of Anchorage AK GO	5.000%	9/1/2028	1,430	1,507
	Municipality of Anchorage AK GO	5.000%	9/1/2028	1,165	1,228
	Municipality of Anchorage AK GO	5.000%	9/1/2029	3,010	3,235
	Municipality of Anchorage AK GO	5.000%	9/1/2029	1,220	1,311
	Municipality of Anchorage AK GO	5.000%	9/1/2030	3,160	3,456
	Municipality of Anchorage AK GO	5.000%	9/1/2031	3,315	3,680
	Municipality of Anchorage AK GO	5.000%	9/1/2031	2,700	2,997
	North Slope Borough AK GO	5.000%	6/30/2026	1,270	1,275
	North Slope Borough AK GO	5.000%	6/30/2028	2,005	2,107
	North Slope Borough AK GO	5.000%	6/30/2029	2,270	2,433
	North Slope Borough AK GO	5.000%	6/30/2030	1,210	1,319
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	2,200	2,204
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	3,950	4,045
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,155	3,349
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,535	2,735
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,000	1,093
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,750	1,906
					118,725
American Samoa (0.0%)
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2026	220	221
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2027	275	279
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	235	241
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	232
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	281
5

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2032	1,235	1,287
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2033	1,010	1,055
					3,596
Arizona (1.1%)
[2]	Arizona Board of Regents College & University Revenue	5.000%	8/1/2030	1,110	1,214
[2]	Arizona Board of Regents College & University Revenue	5.000%	8/1/2031	1,500	1,666
[2]	Arizona Board of Regents College & University Revenue	5.000%	8/1/2032	3,000	3,376
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	750	760
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	150	150
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2028	850	868
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	10,920	11,355
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	5,500	5,819
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2030	500	524
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	13,245	14,405
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.000%	7/1/2029	975	968
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2032	325	331
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2026	125	125
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2027	160	163
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2028	125	129
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2026	1,210	1,210
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2026	220	220
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2028	230	228
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2029	250	247
[5]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	4.000%	12/15/2030	1,625	1,606
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	125	126
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	445	456
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	250	261
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/2026	1,680	1,680
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2026	1,600	1,618
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/2027	1,605	1,642
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2028	1,460	1,544
	Arizona IDA Local or Guaranteed Housing Revenue	3.625%	5/20/2033	8,265	8,250
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,295	1,429
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/2026	8,061	8,065
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/2026	5,435	5,467
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2026	500	501
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/2026	5,926	5,984
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/2027	18,000	18,173
	Arizona IDA Local or Guaranteed Housing Revenue PUT	2.760%	7/1/2029	8,400	8,316
[5]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	3.650%	5/7/2026	3,570	3,570
[5,6]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	2,490	2,490
[5,6]	Arizona IDA Multifamily Housing Local or Guaranteed Revenue TOB VRDO	3.900%	5/1/2026	17,605	17,605
[5]	Arizona IDA Muti-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	19,645	19,645
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/2024	4,365	—
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/2025	1,910	—
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/2026	1,910	—
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/2027	1,910	—
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2028	1,910	—
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/2031	420	—
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2029	9,490	10,159
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/2026	125	124
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/2027	375	364
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/2028	485	463
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	18,645	18,852
	Glendale IDA College & University Revenue	5.000%	5/15/2028	750	782
	Glendale IDA College & University Revenue	5.000%	5/15/2029	1,250	1,327
	Glendale IDA College & University Revenue	5.000%	5/15/2030	900	971
	Glendale IDA College & University Revenue	5.000%	5/15/2031	1,900	2,077
	Glendale IDA College & University Revenue	5.000%	5/15/2032	1,810	2,002
	Glendale IDA College & University Revenue	5.000%	5/15/2033	700	782
	Glendale IDA Student Loan Revenue	4.000%	5/15/2027	1,975	2,000
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2027	75	76
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2028	80	82
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2026	200	200
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2027	225	227
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2029	3,050	3,057
[5]	Maricopa County IDA Charter School Aid Revenue (Paradise Schools Projects)	3.500%	7/1/2026	295	294
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	11,085	11,251
6

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	5,595	6,009
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	2,010	2,040
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	7,555	8,202
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	2,455	2,688
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	12,000	13,264
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	12,545	12,556
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2028	12,510	12,969
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	16,435	17,688
	Maricopa County IDA Local or Guaranteed Housing Revenue (Marbella Ranch Phase I Project) PUT	2.810%	5/1/2029	4,060	4,039
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	2,985	2,957
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	2,035	2,016
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	3,200	3,272
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2026	735	727
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2029	1,125	1,063
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2031	670	611
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2029	1,900	2,043
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2030	1,500	1,643
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2031	1,325	1,475
[5]	Mesa AZ Utility System Intergovernmental Agreement Revenue TOB VRDO	3.670%	5/7/2026	6,750	6,750
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2029	2,475	2,652
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2030	2,255	2,458
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2031	1,700	1,881
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2032	2,500	2,803
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2031	1,100	1,101
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2032	7,060	7,068
[1]	Northern Arizona University College & University Revenue	5.000%	8/1/2029	2,090	2,238
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue (Memorial Towers Project)	3.350%	12/1/2027	1,920	1,929
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2028	1,635	1,637
	Phoenix AZ GO	5.000%	7/1/2030	2,500	2,737
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	3,745	3,753
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2027	340	339
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2028	355	353
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2029	365	361
	Pima County IDA Local or Guaranteed Housing Revenue PUT	2.710%	4/1/2028	4,075	4,042
	Pima County Unified School District No. 1 Tucson GO	5.000%	7/1/2031	1,250	1,383
	Pima County Unified School District No. 1 Tucson GO	5.000%	7/1/2032	1,000	1,121
	Pima County Unified School District No. 1 Tucson GO	5.000%	7/1/2033	1,300	1,474
[5]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	3.650%	5/7/2026	4,750	4,750
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	2,985	3,017
[5]	Sierra Vista IDA Charter School Aid Revenue	5.500%	6/15/2036	5,335	5,216
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.750%	12/1/2031	4,015	4,004
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2026	245	245
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2027	705	709
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2028	365	369
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2030	495	502
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2031	465	470
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	1,000	999
[1]	Western Maricopa Education Center District No. 402 (School Improvement Project - 2025) GO	5.000%	7/1/2033	3,500	3,982
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,235	1,240
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	6/1/2026	9,500	9,500
	Yavapai County IDA Revenue	4.000%	10/1/2026	3,635	3,650
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,370	1,377
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,100	1,129
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,000	1,048
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	500	549
					391,374
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	3,715	3,716
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	3,855	3,856
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	500	512
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	3.500%	2/1/2029	1,250	1,229
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	1,280	1,322
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	1,500	1,558
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	2,605	2,606
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	1,300	1,300
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2027	16,030	16,319
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue	5.500%	1/1/2056	2,830	3,072
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/2055	1,455	1,536
7

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.875%	5/15/2027	6,015	6,005
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	2,045	2,054
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,500	1,503
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	320	321
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	525	542
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2029	425	457
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2031	415	453
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2032	450	489
	Fort Smith School District No. 100 GO	2.625%	12/1/2030	455	435
	North Little Rock School District No. 1 GO	3.000%	2/1/2028	6,665	6,668
	North Little Rock School District No. 1 GO	3.000%	2/1/2029	7,145	7,149
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	1,000	1,006
	Pulaski County Special School District GO	2.000%	2/1/2027	3,300	3,265
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2028	2,870	2,883
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2029	2,765	2,777
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2030	3,305	3,319
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2031	1,055	1,059
	Rogers AR Water Revenue	4.000%	11/1/2029	140	140
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	1,035	1,067
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2029	1,600	1,705
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2030	1,000	1,081
	Springdale School District No. 50 GO	3.000%	6/1/2029	4,100	4,101
	Springdale School District No. 50 GO	3.000%	6/1/2031	1,335	1,321
					86,826
California (8.5%)
[1]	Alhambra Unified School District GO	0.000%	8/1/2030	1,000	891
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	29,080	28,518
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.920%	4/1/2056	21,125	21,045
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.030%	4/1/2056	20,000	19,858
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.870%	4/1/2036	22,560	22,637
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2027	1,415	1,425
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	9/1/2027	1,125	1,149
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/2028	380	384
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2028	1,330	1,369
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2028	470	476
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2028	4,730	4,785
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/2029	655	664
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2029	510	517
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2029	450	473
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2030	750	784
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2030	480	495
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2031	1,960	2,018
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	55,000	58,449
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	540	568
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2031	1,960	2,015
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2031	930	988
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2032	4,025	4,137
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2032	1,925	2,030
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2032	4,210	4,314
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2032	2,775	2,944
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2033	4,290	4,382
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2033	2,165	2,288
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2033	2,945	2,996
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2033	2,540	2,704
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2034	1,805	1,909
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2034	2,350	2,505
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	6,105	6,638
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	20,000	21,538
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2027	775	788
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2028	1,250	1,297
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2029	2,165	2,249
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2029	1,850	1,923
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	1,260	1,315
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2029	1,500	1,567
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2030	1,560	1,630
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2030	1,650	1,726
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	1,380	1,450
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2030	2,100	2,208
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2031	1,375	1,448
8

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2032	1,700	1,788
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	63,890	64,691
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	28,150	29,420
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	53,375	55,694
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	42,000	44,472
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	49,355	53,881
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	20,925	22,099
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	14,000	14,806
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	51,485	54,601
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	70,000	75,422
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	63,235	65,941
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	90,360	92,436
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	13,415	14,493
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	54,305	56,903
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	72,745	73,668
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	105,900	110,698
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	20,000	20,187
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	42,285	43,374
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	28,420	30,177
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	33,615	33,993
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	8,270	8,497
[4]	California Community Choice Financing Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.070%	2/1/2052	150	143
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	400	420
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2026	150	151
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2028	210	219
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2030	50	53
[5]	California Enterprise Development Authority Lease (Abatement) Revenue TOB VRDO	3.650%	5/7/2026	3,515	3,515
	California GO	5.000%	8/1/2026	16,580	16,677
	California GO	5.000%	8/1/2026	35	35
	California GO	4.000%	9/1/2026	10,125	10,174
	California GO	3.500%	8/1/2027	10,000	10,122
	California GO	5.000%	8/1/2027	5,485	5,661
	California GO	5.000%	9/1/2027	16,360	16,922
	California GO	5.000%	8/1/2028	5,000	5,285
	California GO	5.000%	8/1/2028	10,000	10,569
	California GO	5.000%	9/1/2028	5,000	5,295
	California GO	5.000%	11/1/2028	34,955	37,155
	California GO	5.000%	3/1/2029	9,250	9,889
	California GO	5.000%	8/1/2029	17,200	18,547
	California GO	5.000%	8/1/2029	10,000	10,783
	California GO	4.000%	9/1/2029	7,245	7,579
	California GO	5.000%	10/1/2029	2,085	2,256
	California GO	5.000%	10/1/2029	1,305	1,412
	California GO	5.000%	10/1/2029	8,005	8,661
	California GO	5.000%	11/1/2029	2,640	2,861
	California GO	5.000%	8/1/2030	11,500	12,614
	California GO	5.000%	8/1/2031	2,945	3,279
	California GO	5.000%	8/1/2031	8,500	9,465
	California GO	5.000%	8/1/2031	20,000	22,270
	California GO	4.000%	9/1/2031	1,020	1,021
	California GO	5.000%	3/1/2032	2,005	2,254
	California GO	4.000%	8/1/2032	8,025	8,026
	California GO	4.000%	9/1/2032	1,720	1,720
	California GO	5.000%	8/1/2035	1,195	1,227
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	1,345	1,345
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	175	176
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	500	500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2028	375	375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	2,375	2,377
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,880	6,171
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2029	735	735
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,435	3,696
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,540	3,872
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	30,000	32,642
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	9,625	10,437
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	11,240	12,328
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	19,500	19,503
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	13,185	13,514
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	15,205	15,686
9

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	10,555	11,381
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2031	11,400	12,570
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	17,455	19,333
[5,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	5/7/2026	4,250	4,250
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2029	4,510	4,853
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2030	4,630	5,059
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	10,620	10,853
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	598	621
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	6,075	6,145
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	11,894	11,822
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2026	1,000	1,000
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	17,555	17,592
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	275	275
[5,6]	California Housing Finance Agency Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.800%	5/7/2026	9,265	9,265
[3]	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	6/1/2033	2,255	2,247
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/2028	32,610	30,987
[4]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	12/1/2050	10,785	10,784
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,025	1,027
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	2,455	2,498
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,005	1,017
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	2,465	2,492
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,900	2,947
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,335	1,357
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/2027	575	580
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,500	1,500
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	2,600	2,607
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	1/1/2028	6,380	6,382
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	585	586
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	7,870	8,251
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	1,600	1,599
[5]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/1/2026	13,870	13,870
[5]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,805	1,808
	California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	20,345	21,860
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	1,250	1,269
[5]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	12,750	12,765
[5,6]	California Public Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.800%	5/7/2026	15,900	15,900
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2028	225	225
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	260	260
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2030	375	375
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2031	340	340
[5]	California School Finance Authority Charter School Aid Revenue GAN	4.400%	12/1/2026	2,915	2,919
[5]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2031	815	816
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2032	4,955	4,973
	California State University College & University Revenue	4.000%	11/1/2034	2,420	2,421
	California State University College & University Revenue	4.000%	11/1/2036	160	160
	California State University College & University Revenue PUT	0.550%	11/1/2026	7,750	7,652
	California State University College & University Revenue PUT	3.125%	11/1/2026	4,000	3,992
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	935	941
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	26,585	27,896
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	1,230	1,231
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	35,000	37,931
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	40,000	44,381
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,750	1,752
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,225	1,252
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	1,150	1,157
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	3,800	4,097
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	12,095	13,041
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2029	140	146
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2030	260	273
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2031	325	344
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2032	850	903
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	35,770	38,042
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	3,760	4,011
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2032	295	313
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2033	310	329
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2034	325	346
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2035	345	367
10

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corona Community Facilities District Special Tax Revenue	4.000%	9/1/2031	170	170
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,055	1,047
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2029	750	795
[9]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	202	196
[9]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	11,421	10,567
	Lompoc Valley Medical Center GO	3.750%	8/1/2032	1,605	1,547
	Long Beach Unified School District GO	0.000%	8/1/2028	3,625	3,335
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	6,500	7,014
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	15,000	16,498
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	4,340	4,379
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	2,075	2,077
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	6,845	6,857
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	19,280	19,353
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	810	813
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	960	962
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,310	3,316
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,500	3,506
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	130	130
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	925	929
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	85	85
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	9,140	9,175
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	45	45
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	25	25
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,415	1,420
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	200	201
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	390	391
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	10,415	10,455
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	2,750	2,760
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	470	478
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	555	571
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,330	1,367
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	840	863
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	5,585	5,741
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	3,455	3,552
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	45	46
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	505	519
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	610	619
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	5,625	5,782
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	360	370
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	125	129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,020	1,035
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,325	1,362
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	3,795	3,968
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	925	967
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,435	1,500
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,735	1,814
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	70	73
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	4,660	4,872
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,025	2,096
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	710	742
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,130	1,147
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	300	308
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	755	789
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,340	1,401
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,470	1,537
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	520	544
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	245	256
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	720	753
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	395	413
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	215	225
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	12,425	12,864
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,440	2,598
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,065	1,134
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	50	53
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,765	1,879
11

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	695	740
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,440	2,598
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	10,015	10,164
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,165	1,195
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	3,305	3,418
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	940	981
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,015	1,071
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,160	1,224
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	640	650
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	765	815
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	800	852
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,335	1,422
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	6,930	7,380
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	480	511
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	420	447
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	80	85
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,430	2,558
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	695	751
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	6,655	7,191
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,300	2,375
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,665	2,806
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	445	451
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,860	3,090
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	290	302
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,275	2,417
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	860	914
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	245	265
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	505	546
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	450	486
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	370	400
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,655	1,788
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	100	108
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	615	665
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	295	319
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	50	54
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,195	1,291
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,000	1,080
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	38,820	41,589
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	140	142
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,880	1,940
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	2,605	2,738
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,160	1,270
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,015	1,111
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	2,110	2,196
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	3,920	4,292
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	525	538
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	200	210
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,640	1,739
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,020	1,081
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	750	808
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,585	1,722
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	410	449
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,415	1,549
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,600	1,752
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	100	109
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	75	82
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	250	274
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	300	328
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	5,675	6,213
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,630	1,785
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,795	1,850
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	500	525
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	865	908
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	215	238
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,860	1,968
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,740	1,927
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	130	132
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	320	327
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	405	421
12

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	410	434
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	195	198
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	45	48
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	120	130
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	325	355
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	120	131
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	175	192
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	765	847
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	7,390	8,184
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	11,870	13,146
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	210	220
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	20	22
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	3,205	3,246
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	410	433
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	280	296
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	410	443
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	490	533
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	450	489
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	135	150
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	40	45
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	75	84
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,625	1,816
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,410	1,527
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,090	1,094
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	50	50
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	15	15
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,100	1,104
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	740	743
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	150	151
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,000	1,003
Los Angeles Department of Water & Power Water System Water Revenue	3.000%	7/1/2027	10	10
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	955	969
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	400	406
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,165	1,196
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	290	298
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,130	1,160
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	1,095	1,120
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,130	1,182
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	200	209
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,175	1,229
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	2,290	2,394
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	1,580	1,631
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	735	783
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,205	1,283
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	180	192
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	455	471
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	570	607
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	8,715	9,280
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	27,340	29,068
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,245	1,345
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	320	325
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,200	1,297
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	310	320
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	12,255	13,241
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	480	526
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	440	482
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	675	739
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	175	192
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	440	446
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,100	1,204
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,715	1,769
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	780	812
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	660	723
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	19,255	21,082
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	400	443
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	570	631
13

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,070	1,176
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	2,000	2,215
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	590	653
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	880	892
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	245	253
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	4,565	4,747
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	120	129
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	725	803
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	3,480	3,854
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	535	542
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,690	1,755
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	2,125	2,374
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	40	44
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,340	1,497
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	2,950	3,296
[5]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue TOB VRDO	3.670%	5/7/2026	3,025	3,025
[5]	Modesto Irrigation District Lease (Non-Terminable) Revenue TOB VRDO	3.650%	5/7/2026	3,750	3,750
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2030	2,545	2,681
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	41,925	44,197
[5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.070%	5/1/2026	22,200	22,200
	Oxnard School District BAN GO	0.000%	2/1/2031	825	714
	Palomar Health GO	5.000%	8/1/2028	665	665
	Palomar Health GO	5.000%	8/1/2032	600	600
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,665	3,629
	Pasadena Unified School District GO	4.000%	8/1/2035	3,050	3,052
[5,6]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.680%	5/7/2026	8,810	8,810
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2034	1,150	1,191
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/2027	1,825	1,880
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/2028	1,245	1,315
[5,6,10]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	3.660%	5/7/2026	17,350	17,350
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	390	368
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	340	321
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	835	788
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	210	193
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	725	665
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	895	821
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	430	383
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	505	450
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	2,450	2,472
[5]	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue TOB VRDO	3.620%	5/7/2026	940	940
	San Francisco CA City & County GO	2.000%	6/15/2028	3,790	3,705
	San Francisco CA City & County Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2028	3,575	3,616
[5,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.800%	5/7/2026	18,251	18,251
[5,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.800%	5/7/2026	11,350	11,350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	35,850	37,260
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2027	125	127
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2028	500	517
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2029	560	585
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2030	500	526
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2031	1,250	1,324
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2032	1,195	1,271
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2033	1,100	1,171
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2034	1,000	1,063
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2035	1,000	1,061
[1]	San Luis Obispo County Financing Authority Water Revenue	5.000%	8/1/2030	625	626
	San Mateo Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2031	1,000	1,004
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2031	110	115
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2032	540	561
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2033	135	140
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2034	750	772
	Solano County Community College District GO	5.125%	8/1/2041	500	524
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	2,110	2,165
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	285	298
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2029	1,510	1,608
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2030	1,035	1,118
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	750	782
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	48,145	50,353
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2027	390	400
14

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	365	389
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2030	3,650	3,944
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2026	810	813
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2028	1,115	1,166
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	1,850	1,970
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2031	350	383
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	470	521
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	400	447
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	4,390	4,396
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	930	990
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2030	750	810
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	10,195	11,391
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	11,605	12,174
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2026	2,000	2,003
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2032	750	802
	University of California College & University Revenue	5.000%	5/15/2029	5,000	5,370
	University of California College & University Revenue	5.000%	5/15/2030	30,000	32,811
	University of California College & University Revenue	5.000%	5/15/2031	13,000	14,449
	University of California College & University Revenue	5.000%	5/15/2031	10,400	11,559
	University of California College & University Revenue	5.000%	5/15/2031	44,835	49,832
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	565	566
	Valley Center-Pauma Unified School District Special Tax Revenue	4.000%	9/1/2027	275	274
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2026	725	731
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	600	610
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	780	801
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	650	672
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2028	500	523
[11]	Vista Unified School District GO	0.000%	8/1/2028	7,425	6,990
[2,11]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,075	880
[1]	William S Hart Union High School District GO	0.000%	9/1/2027	515	496
					2,956,736
Colorado (1.7%)
	Adams 12 Five Star Schools GO	5.000%	12/15/2029	6,500	6,600
	Adams County Housing Authority Local or Guaranteed Housing Revenue (Verrbena Project)	4.000%	4/1/2029	1,130	1,141
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/2026	3,800	3,800
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	2.750%	11/1/2026	1,800	1,800
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	500	518
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2027	1,000	1,034
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2029	1,000	1,074
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2030	1,000	1,089
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2031	1,000	1,094
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/2029	680	693
	Boulder CO Storm Water & Flood Management Water Revenue	3.000%	12/1/2029	520	520
	Boulder County CO Sales Tax Revenue	2.000%	7/15/2029	1,950	1,872
	Boulder County CO Sales Tax Revenue	2.000%	7/15/2030	1,500	1,422
[5]	Brighton CO Water Activity Water Revenue TOB VRDO	3.670%	5/7/2026	8,000	8,000
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/2026	3,070	3,066
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2027	250	258
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2029	200	214
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2031	200	219
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2027	200	203
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2028	100	102
[5]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	12,473	12,490
	Colorado COP	4.000%	12/15/2033	2,315	2,366
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2027	1,635	1,663
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2027	90	90
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2028	140	141
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2031	1,200	1,206
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	3,035	3,050
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	3,500	3,517
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	2,500	2,525
15

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	370	373
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	375	377
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	495	498
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,600	1,642
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	730	753
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	400	410
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	455	462
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	700	733
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	519
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/2029	1,280	1,274
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	12,265	13,004
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	4,770	5,093
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	2,660	2,827
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	15,090	16,058
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	450	474
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	6,055	6,403
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	355	378
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,040	1,059
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,400	1,525
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	2,000	2,122
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	560	601
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	8,000	8,781
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	585	633
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	2,090	2,184
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2027	300	308
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2027	590	606
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2028	1,125	1,176
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2028	625	653
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2029	660	700
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2031	400	434
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2032	3,450	3,771
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	3,220	3,223
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	41,110	41,372
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/2026	16,050	16,239
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	39,805	41,877
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	10,075	10,572
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	17,450	18,949
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	10,000	10,789
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	6,500	7,129
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2033	4,930	5,504
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/7/2026	10,000	10,000
[4,5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of SOFR + 1.500%	4.065%	2/1/2046	58,515	58,542
[4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.170%	5/15/2061	19,555	19,552
	Colorado Higher Education COP	5.000%	9/1/2027	1,445	1,488
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	5,220	5,222
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2048	560	561
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/2048	2,985	3,000
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2050	4,035	4,021
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	3,480	3,923
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2055	3,630	4,018
[3]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	11/1/2055	19,355	21,949
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	4,000	4,020
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Creekside Flats Project) PUT	3.000%	11/1/2029	1,400	1,400
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Multifamily Project)	3.150%	4/1/2029	3,455	3,453
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/2026	1,900	1,901
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/2027	750	752
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2027	400	412
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2029	250	266
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2030	750	809
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	2,325	2,330
[5]	Colorado Springs CO System Multiple Utility Revenue TOB VRDO	3.800%	5/1/2026	13,580	13,580
[5]	Colorado State University Research Foundation Local or Guaranteed Housing Revenue (The Prospect Project)	5.000%	3/1/2035	875	926
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	6/1/2029	615	641
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2030	1,425	1,428
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2032	1,360	1,363
16

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2027	250	252
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2031	4,445	4,476
[5]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,785	2,855
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	450	473
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	4,110	4,301
[5]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	4,200	4,279
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/2027	1,170	1,177
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/2026	300	302
[11]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2026	1,035	1,026
[11]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	4,670	4,132
[4]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.188%	9/1/2039	16,075	16,062
[11]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	13,895	13,395
[11]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	20,115	18,857
	Eagle County Housing & Development Authority Local or Guaranteed Housing Revenue (Eagle Villas Project) PUT	3.550%	12/1/2027	100	100
	Elbert County Independence Water & Sanitation District Water Revenue	5.125%	12/1/2033	1,570	1,624
	Fort Collins Housing Authority Local or Guaranteed Housing Revenue (Village Eastbrook Apartments Project)	3.450%	5/1/2030	900	898
	Fort Collins-Loveland Water District Water Revenue	5.000%	12/1/2027	1,300	1,349
	Fort Collins-Loveland Water District Water Revenue	5.000%	12/1/2028	2,775	2,945
	Fort Collins-Loveland Water District Water Revenue	5.000%	12/1/2029	3,350	3,627
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/2027	485	500
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/2028	500	525
	Gardens on Havana Metropolitan District No. 3 Miscellaneous Taxes Revenue	4.625%	12/1/2027	500	500
	Garfield County School District No. Re002 Garfield GO	4.000%	12/1/2028	1,000	1,001
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2032	1,050	1,181
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2033	1,200	1,363
	Northglenn Urban Renewal Authority Tax Increment/Allocation Revenue	4.000%	12/1/2029	145	148
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2026	425	430
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2027	225	233
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2027	630	652
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2028	570	602
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2029	240	258
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2029	475	510
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2030	325	355
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2030	630	687
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2031	300	332
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2031	1,000	1,106
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2032	490	548
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2033	805	896
[5]	Plaza Metropolitan District No. 1 Tax Increment/Allocation Revenue	4.500%	12/1/2030	6,000	6,003
[5]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/2027	855	857
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/2028	5,255	5,490
	Redlands 360 Metropolitan District No. 2 Special Assessment Revenue	6.250%	12/1/2045	1,250	1,267
	Regional Transportation District COP	5.000%	6/1/2026	1,000	1,002
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2026	600	602
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2027	600	607
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2027	1,625	1,654
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2028	600	616
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2028	900	933
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2029	535	559
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.800%	12/1/2032	2,000	2,100
	University of Colorado College & University Revenue	5.000%	10/1/2030	20,000	21,964
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	4,585	4,560
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2026	195	197
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2027	205	211
[1]	Vauxmont Metropolitan District GO	5.000%	12/15/2027	255	260
					601,648
Connecticut (1.3%)
[2]	Bridgeport CT GO	5.000%	7/1/2030	1,000	1,089
[2]	Bridgeport CT GO	5.000%	7/1/2031	2,100	2,322
	Connecticut GO	4.000%	5/15/2026	1,175	1,176
	Connecticut GO	4.000%	5/15/2027	100	100
	Connecticut GO	5.000%	3/15/2028	1,000	1,044
	Connecticut GO	5.000%	12/1/2028	9,000	9,551
	Connecticut GO	5.000%	12/1/2029	1,210	1,308
	Connecticut GO	4.000%	1/15/2030	3,500	3,664
	Connecticut GO	5.000%	3/15/2030	1,000	1,087
	Connecticut GO	5.000%	11/15/2030	10,000	10,990
	Connecticut GO	5.000%	11/15/2030	4,625	5,083
17

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	12/1/2030	3,500	3,849
Connecticut GO	5.000%	3/15/2031	1,050	1,160
Connecticut GO	5.000%	12/1/2031	2,500	2,790
Connecticut GO	5.000%	3/15/2032	1,800	2,016
Connecticut GO	5.000%	12/1/2032	5,370	6,067
Connecticut GO	5.000%	8/15/2033	11,885	13,523
Connecticut GO	5.000%	8/15/2033	14,020	15,953
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2047	570	570
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2049	3,730	3,776
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2049	765	755
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	1,880	1,857
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2051	4,200	4,184
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	1,385	1,488
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	500	499
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	180	180
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/2026	850	833
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/2026	1,040	1,021
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/2027	1,000	964
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/2027	1,250	1,209
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/2027	1,000	949
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/2027	1,250	1,192
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/2028	1,750	1,641
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/2028	1,100	1,038
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/2028	1,010	936
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/2028	1,100	1,019
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/2045	495	493
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	4.000%	11/15/2049	1,050	1,062
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/2027	825	825
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/2027	7,265	7,269
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	5/15/2028	1,695	1,702
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.100%	11/15/2028	2,645	2,646
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	5/15/2029	4,925	4,890
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	1,405	1,405
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2027	1,000	1,008
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	9,240	9,719
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	4,500	4,827
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	6,480	6,951
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	7,000	7,646
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/2026	1,465	1,483
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	300	308
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	630	646
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	350	358
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	365	372
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	250	254
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	34,960	34,913
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	5,325	5,342
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	1,100	1,101
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,003
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	200	200
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,735	2,745
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	2,000	2,018
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,970	2,007
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,750	1,792
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	250	255
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	2,100	2,134
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	6,570	6,787
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	345	358
18

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	5,250	5,487
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	820	862
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	8,745	9,309
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	525	559
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,000	2,087
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	465	494
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	20,185	21,815
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	525	567
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	31,690	34,676
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	700	766
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	19,135	20,909
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,740	1,808
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/2027	16,750	16,942
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/6/2026	30,000	30,000
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/6/2026	13,750	13,750
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2027	1,050	1,075
	East Lyme CT BAN GO	4.000%	8/6/2026	8,491	8,512
	Enfield CT BAN GO	4.000%	7/29/2026	8,250	8,273
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2030	3,775	3,840
[5]	Harbor Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Harbor Point Project)	5.000%	4/1/2030	790	797
	Hartford CT Special Obligation Revenue	5.000%	4/1/2027	2,120	2,168
	Hartford CT Special Obligation Revenue	5.000%	4/1/2028	2,750	2,877
	Hartford CT Special Obligation Revenue	5.000%	7/15/2028	1,600	1,686
	Hartford CT Special Obligation Revenue	5.000%	7/15/2029	700	753
	Hartford CT Special Obligation Revenue	5.000%	7/15/2031	6,750	7,490
	Metropolitan District GO	3.000%	3/1/2029	3,000	3,000
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	6,235	6,239
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	3,750	3,786
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	5,430	5,613
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	5.500%	10/1/2035	2,150	2,256
	University of Connecticut College & University Revenue	5.000%	8/15/2029	1,240	1,334
	University of Connecticut College & University Revenue	5.000%	8/15/2030	1,275	1,396
	University of Connecticut College & University Revenue	5.000%	8/15/2030	1,600	1,752
[3]	Waterbury Housing Authority Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2029	1,125	1,125
					445,405
Delaware (0.0%)
	Delaware State Economic Development Authority Charter School Aid Revenue (Newark Charter School Inc. Project)	2.800%	9/1/2026	65	65
	Delaware State Economic Development Authority Electric Power & Light Revenue	3.600%	1/1/2031	3,970	4,085
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	800	801
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	6.000%	1/1/2056	10,450	11,488
					16,439
District of Columbia (0.7%)
	District of Columbia Charter School Aid Revenue	5.000%	7/1/2026	600	601
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2029	695	698
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2031	1,655	1,670
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2034	325	326
	District of Columbia College & University Revenue	5.000%	4/1/2027	570	581
	District of Columbia College & University Revenue	5.000%	4/1/2028	650	677
	District of Columbia College & University Revenue	5.000%	4/1/2029	250	263
	District of Columbia College & University Revenue	5.000%	10/1/2035	670	669
	District of Columbia GO	5.000%	6/1/2026	3,205	3,211
	District of Columbia GO	5.000%	6/1/2027	3,110	3,188
	District of Columbia GO	5.000%	6/1/2028	6,855	7,202
	District of Columbia GO	5.000%	6/1/2029	9,230	9,894
	District of Columbia GO	5.000%	6/1/2030	15,000	16,369
	District of Columbia GO	5.000%	12/1/2030	5,750	6,326
	District of Columbia GO	5.000%	8/1/2031	3,095	3,436
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	6,035	6,041
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	3,530	3,533
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	2,275	2,277
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/2027	1,580	1,581
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2032	2,050	2,068
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/2028	1,700	1,757
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Hillsdale Flats Phase I Project) PUT	3.150%	2/1/2029	685	687
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	3.350%	6/1/2026	3,060	3,062
19

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Wagner Senior Residence Project)	2.950%	9/1/2028	2,250	2,241
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	9,175	9,190
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	5,520	5,689
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	2,850	2,940
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	16,450	16,859
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	3,900	3,909
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	9/1/2030	6,620	6,645
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.100%	9/1/2030	12,750	13,198
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2031	1,875	1,869
[5,6]	District of Columbia Housing Finance Agency Revenue TOB VRDO	3.900%	5/1/2026	20,325	20,325
	District of Columbia Income Tax Revenue	5.000%	12/1/2027	4,320	4,488
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	6,940	7,615
	District of Columbia Income Tax Revenue	5.000%	12/1/2030	4,450	4,896
	District of Columbia Income Tax Revenue	5.000%	6/1/2031	2,700	2,991
	District of Columbia Income Tax Revenue	5.000%	6/1/2032	3,400	3,818
[5]	District of Columbia Income Tax Revenue TOB VRDO	3.650%	5/7/2026	7,930	7,930
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/2027	18,215	18,171
[9]	Freddie Mac Pool	3.700%	1/1/2034	9,911	9,659
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2031	800	668
[1,5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue (Dulles Metrorail & Capital Improvements Projects) TOB VRDO	3.740%	5/7/2026	5,455	5,455
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	1,500	1,539
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2029	2,080	2,228
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2031	5,915	6,057
					234,497
Florida (3.1%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	240	240
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,175	2,197
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	145	146
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	1,010	1,019
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	400	405
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	505	511
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	450	450
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	300	300
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	250	250
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	100	101
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,015	1,077
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	3,100	3,278
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,055	1,056
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	8,735	8,746
	Alachua County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	6/1/2027	15,000	15,034
	Ave Maria Stewardship Community District Special Assessment Revenue	2.875%	5/1/2027	460	456
	Ave Maria Stewardship Community District Special Assessment Revenue	3.250%	5/1/2032	5,075	4,870
[1]	Brevard County FL Fuel Sales Tax Revenue	5.000%	8/1/2027	2,000	2,011
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,165	1,186
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	3,595	3,660
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,220	1,266
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	1,280	1,352
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	670	717
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	4,185	4,481
[3]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	22,450	24,340
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2027	5,870	5,958
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2028	4,445	4,622
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2029	6,775	7,204
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2030	6,665	7,226
	Broward County FL School District COP	5.000%	7/1/2026	6,425	6,447
	Broward County FL School District COP	5.000%	7/1/2031	105	107
[5]	Broward County FL School District GO TOB VRDO	3.120%	5/7/2026	19,530	19,530
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/2027	2,280	2,281
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2027	2,885	2,944
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	250	264
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/2029	1,025	1,010
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/2031	4,590	4,402
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	4.500%	6/15/2028	380	379
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2028	1,035	1,036
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2030	1,020	1,021
	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	2.950%	1/1/2030	16,910	16,600
[5]	Capital Trust Authority Charter School Aid Revenue (Imagine School at West Pasco Project)	5.500%	12/15/2033	665	607
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2030	19,345	20,934
20

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	13,720	15,135
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	2,820	2,830
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2029	2,185	2,341
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2030	1,000	1,091
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2030	3,000	3,272
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	200	200
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2031	850	941
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2029	4,425	4,678
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	2,650	2,835
	Corkscrew Farms Community Development District Special Assessment Revenue (Assessment Area No.1 Project)	4.250%	11/1/2027	560	562
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/2030	2,160	2,160
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	4.625%	5/1/2031	375	379
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	385	391
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2033	500	568
[1]	Duval County Public Schools COP	5.000%	7/1/2026	2,380	2,389
[1]	Duval County Public Schools COP	5.000%	7/1/2027	3,420	3,513
[1]	Duval County Public Schools COP	5.000%	7/1/2028	4,775	5,012
[1]	Duval County Public Schools COP	5.000%	7/1/2029	5,845	6,259
[1]	Duval County Public Schools COP	5.000%	7/1/2030	6,105	6,654
	Escambia County FL Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	2,640	2,630
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2033	3,180	3,265
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	4,045	4,246
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2026	410	411
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2026	1,125	1,129
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2027	360	369
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2027	1,185	1,215
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2028	375	392
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2029	500	532
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2030	1,000	1,082
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2031	700	768
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/2027	10,760	10,763
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/15/2026	1,205	1,204
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/2029	1,500	1,503
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/2030	750	746
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/2027	295	291
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/2028	395	386
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2026	390	391
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2027	780	794
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2028	720	732
	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	4.500%	6/15/2031	1,750	1,738
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2026	200	200
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2027	575	578
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2028	450	451
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	300	305
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2026	220	220
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	2,040	2,102
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	2,050	2,153
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2030	1,435	1,422
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,200	1,299
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	1,395	1,376
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	10,795	11,678
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	9,025	9,767
	Florida GO	3.000%	6/1/2028	900	900
	Florida GO	4.000%	6/1/2030	4,000	4,003
	Florida GO	4.000%	6/1/2032	2,300	2,326
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2027	500	508
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/2026	1,750	1,759
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/2027	970	991
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2027	340	344
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/2027	1,485	1,465
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/2028	1,555	1,513
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/2051	995	994
21

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/2052	7,395	7,372
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/2053	10,180	10,500
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	1,710	1,859
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,575	2,848
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	13,635	15,084
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	4,115	4,570
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	1/1/2057	2,295	2,575
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.080%	6/1/2026	2,165	2,165
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/2027	2,720	2,721
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	625	626
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.100%	1/1/2028	1,200	1,201
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2028	2,800	2,822
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2028	1,225	1,227
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2028	6,380	6,375
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.850%	10/1/2028	4,575	4,558
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	1,415	1,418
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	3,575	3,581
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	2,635	2,639
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	505	506
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2029	1,525	1,517
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2029	570	569
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	14,100	14,200
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	14,620	14,727
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	5,000	5,017
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	950	953
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	5.500%	11/15/2035	500	522
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2026	5,815	5,866
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2027	1,945	2,005
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2029	2,000	2,111
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2030	2,000	2,111
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2031	7,480	8,315
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2026	175	177
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2028	350	368
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2029	350	374
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2030	175	190
[5]	Gas Worx Community Development District Special Assessment Revenue	4.625%	5/1/2030	125	127
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,300	1,302
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/2031	815	807
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	4.700%	5/1/2031	505	511
[1]	Hernando County School District COP	5.000%	7/1/2028	3,825	3,837
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2026	200	200
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2027	250	248
	Hialeah FL Utility System Water Revenue	5.000%	10/1/2030	1,700	1,822
	Hialeah FL Utility System Water Revenue	5.000%	10/1/2033	1,905	2,068
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	7,645	8,364
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.620%	5/7/2026	4,955	4,955
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.125%	12/1/2027	865	866
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2028	2,450	2,454
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	1,000	1,004
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,000	1,008
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	235	241
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,545	1,585
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	2,705	2,783
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2031	1,710	1,802
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2033	1,595	1,675
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	1,655	1,659
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,300	2,305
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	4,705	5,159
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2033	1,750	1,795
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2030	1,000	1,030
	JEA Water & Sewer System Water Revenue	3.250%	10/1/2036	455	446
[5]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2029	265	265
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	4.400%	5/1/2031	720	725
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2027	245	247
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2028	435	440
22

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2029	2,400	2,402
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/2029	330	331
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,003
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2030	920	927
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	745	780
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project) PUT	5.000%	4/1/2033	7,115	7,845
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	4,830	4,853
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	12/1/2027	1,330	1,336
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2029	800	787
	Lee County School Board COP	5.000%	8/1/2029	3,810	4,086
	Lee County School Board COP	5.000%	8/1/2030	2,000	2,181
	Lee County School Board COP	5.000%	8/1/2031	1,000	1,102
	Lee County School Board COP	5.000%	8/1/2032	1,000	1,115
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2027	800	822
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2028	1,405	1,475
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2029	1,100	1,178
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2030	1,000	1,087
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2031	1,500	1,651
[1]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2029	255	259
[1]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2031	4,500	4,567
[1]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2032	3,750	3,805
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,225	1,226
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2032	2,515	2,767
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2033	3,250	3,609
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2026	2,170	2,185
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2027	1,275	1,312
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2028	1,000	1,042
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	1,400	1,569
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	2,500	2,827
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	5,245	5,253
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	305	305
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	1,000	1,003
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2029	150	150
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	1,250	1,254
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	4,000	4,006
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	1,150	1,153
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2028	1,900	1,997
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2029	3,990	4,280
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	1,035	1,037
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	275	277
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2027	430	443
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2031	585	647
	Miami-Dade County FL GO	5.000%	7/1/2033	4,500	4,515
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	1,500	1,532
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/2026	200	200
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/2033	1,215	1,216
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2031	3,820	3,822
[5]	Miami-Dade County FL Water & Sewer System Water Revenue TOB VRDO	3.650%	5/7/2026	10,600	10,600
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/2028	1,795	1,813
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Yaeger Plaza Project) PUT	3.150%	8/1/2028	930	932
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2026	12,835	12,830
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/2026	1,000	1,000
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/2028	8,065	8,101
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	4/1/2028	1,340	1,331
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	1,475	1,468
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2029	24,365	24,496
[5]	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.375%	7/1/2033	270	274
[5]	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.375%	7/1/2034	1,365	1,386
[5]	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.375%	7/1/2035	2,265	2,305
[5]	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.375%	7/1/2036	2,815	2,865
[5]	Miami-Dade County IDA Local or Guaranteed Housing Revenue PUT	5.375%	7/1/2036	24,990	25,824
	Miami-Dade County School Board COP	5.000%	2/1/2027	400	400
	Miami-Dade County School Board COP	5.000%	5/1/2030	5,000	5,389
	Miami-Dade County School Board COP	5.000%	5/1/2031	5,000	5,463
	Miami-Dade County School Board COP	5.000%	5/1/2032	4,000	4,422
	Mirada Community Development District Special Assessment Revenue	4.750%	5/1/2031	380	384
[5]	Normandy Community Development District Special Assessment Revenue	4.625%	5/1/2031	440	443
	North AR-1 Pasco Community Development District Special Assessment Revenue	4.875%	5/1/2031	180	183
23

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2030	1,000	1,064
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2031	585	630
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2032	945	1,023
	North Springs Improvement District Special Assessment Revenue	4.000%	5/1/2028	785	786
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2027	1,465	1,504
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2028	1,540	1,609
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2029	1,615	1,715
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2030	1,695	1,824
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2031	1,780	1,938
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2027	3,680	3,776
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2028	3,045	3,180
[5]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	4.375%	5/15/2035	720	725
[1]	Okaloosa County School Board COP	5.000%	10/1/2028	900	950
[1]	Okaloosa County School Board COP	5.000%	10/1/2029	800	861
[1]	Okaloosa County School Board COP	5.000%	10/1/2030	1,295	1,417
[1]	Okaloosa County School Board COP	5.000%	10/1/2031	2,105	2,337
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/2029	1,915	1,942
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2032	4,435	4,448
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2033	9,790	9,815
[5]	Orange County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.740%	5/7/2026	7,550	7,550
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,355	1,360
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	350	351
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,455	1,482
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	625	637
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	575	593
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	570	571
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	650	672
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,420	1,488
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	455	477
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,280	1,356
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	755	807
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,625	1,637
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue (Multi-County Program)	4.000%	9/1/2048	925	927
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	10,920	10,951
	Orange County School Board COP	5.000%	8/1/2029	1,300	1,393
[5]	Orlando FL Capital Improvement Special General Fund Revenue TOB VRDO	3.650%	5/7/2026	1,875	1,875
[5,6]	Orlando FL Community Redevelopment Agency Tax Increment/Allocation Revenue TOB VRDO	3.920%	5/7/2026	55,140	55,140
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2026	1,200	1,212
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	28,470	26,696
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2026	340	335
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2026	500	503
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2027	800	759
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2027	600	612
	Osceola County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	4/1/2028	1,295	1,287
	Osceola County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	570	563
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2026	250	250
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2027	260	261
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2028	265	266
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2029	420	422
[5]	Palm Beach County FL College & University Revenue	5.500%	10/1/2035	500	548
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	675	675
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2026	115	115
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	455	458
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	1,025	1,026
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	2,690	2,675
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Harbour's Edge Project)	4.000%	11/15/2034	1,100	1,091
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2029	200	211
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2030	600	642
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2031	200	215
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue	2.800%	2/1/2027	525	523
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	2/1/2029	535	534
	Palm Beach County School District COP	5.000%	8/1/2029	500	526
	Palm Beach County School District COP	5.000%	8/1/2033	500	538
	Palm Beach County School District COP	5.000%	8/1/2034	500	537
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/2026	1,020	1,027
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2031	370	375
24

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	41,000	43,846
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2026	870	877
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2027	905	934
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2028	950	1,000
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2029	1,815	1,949
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2030	4,935	5,390
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/2050	1,215	1,218
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue (Citrus Grove Apartments Project) PUT	3.300%	1/1/2027	4,750	4,751
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	14,415	14,465
	Pinery Community Development District Special Assessment Revenue	4.250%	5/1/2031	165	163
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	1,250	1,252
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2032	1,225	1,227
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2029	530	533
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2031	100	100
[5,6]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.650%	5/7/2026	15,820	15,820
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/2026	100	100
[5,11]	Seminole County FL Sales Tax Revenue TOB VRDO	3.740%	5/7/2026	5,250	5,250
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2026	305	305
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2027	235	234
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2031	280	275
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,070	2,128
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,500	1,541
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	5,000	5,131
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	500	513
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	23,435	25,400
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2026	740	739
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2027	860	858
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2028	810	808
[5]	Sunrise Community Development District Special Assessment Revenue	4.250%	5/1/2030	310	309
[5]	Sunrise Community Development District Special Assessment Revenue	4.500%	5/1/2035	440	433
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2026	475	477
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2027	375	384
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/2033	1,000	1,004
[5]	TSR Community Development District Special Assessment Revenue	4.125%	11/1/2028	885	890
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2026	1,710	1,716
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2027	1,200	1,231
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2028	2,120	2,223
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2029	1,330	1,421
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2030	1,850	2,007
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2031	3,000	3,301
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2032	3,750	4,168
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2033	1,935	2,172
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	4.450%	5/1/2032	345	349
[5]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.250%	1/1/2030	450	450
[5]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/2030	525	525
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/2026	150	150
	Village Community Development District No. 14 Special Assessment Revenue	4.000%	5/1/2027	1,230	1,234
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/2028	525	530
[5]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/2029	1,545	1,551
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.375%	5/1/2033	2,400	2,466
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2027	350	356
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2029	500	522
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2031	850	902
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2032	500	533
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/2027	480	480
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	4.875%	5/1/2031	375	382
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	4.875%	5/1/2028	120	121
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2028	1,000	1,053
	Woodlands Section 9 Community Development District Special Assessment Revenue	4.250%	5/1/2031	250	247
	Woodlands Section 9 Community Development District Special Assessment Revenue	4.500%	5/1/2036	415	405
					1,060,891
Georgia (3.7%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2026	3,060	3,081
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/2026	635	637
	Athens Housing Authority Local or Guaranteed Housing Revenue PUT	3.230%	6/1/2029	4,250	4,272
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	1,000	1,004
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	1,355	1,392
25

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	2,020	2,125
	Atlanta GA GO, ETM	5.000%	12/1/2029	5,000	5,415
	Atlanta GA GO, ETM	5.000%	12/1/2030	5,000	5,510
	Atlanta GA Tax Increment/Allocation Revenue (Beltline Project)	5.000%	1/1/2027	1,350	1,370
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/2027	9,173	9,347
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	9,445	9,476
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	1,250	1,256
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/2028	11,984	12,039
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	4,400	4,379
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,350	2,349
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,050	2,048
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	2,665	2,669
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	12/1/2028	2,100	2,092
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	1,465	1,468
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2029	7,590	7,630
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,300	1,305
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	4.700%	2/1/2029	835	838
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2028	1,125	1,174
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2029	1,085	1,141
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2030	895	941
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2032	1,395	1,460
[2]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/2027	100	101
[2]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/2028	100	102
[2]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/2029	130	134
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project)	1.800%	9/1/2029	5,000	4,653
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	3.950%	3/8/2028	13,030	13,221
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	2.900%	8/21/2029	4,000	3,969
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2026	795	798
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	2,430	2,431
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	7,705	7,707
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	2,390	2,394
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	5,165	5,173
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/2028	1,820	1,841
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	5,945	5,973
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	10,505	10,661
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	4,150	4,210
	Burke County Development Authority Electric Power & Light Revenue PUT	2.900%	8/21/2029	6,685	6,634
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	8,290	8,334
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2028	1,000	1,042
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2029	2,300	2,446
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2031	1,085	1,209
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2032	1,150	1,298
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2033	1,470	1,678
	College Park Housing Authority Local or Guaranteed Housing Revenue (Brad Blue Sky Apartments LLC Project) PUT	3.450%	4/1/2028	2,610	2,627
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (Columbus Garden Project) PUT	5.000%	4/1/2027	790	804
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (HCAG RAD II Project) PUT	3.300%	11/1/2027	1,190	1,194
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	29,865	29,914
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	11,240	11,822
[1]	Dade County Water & Sewer Authority Water Revenue	3.900%	7/1/2028	205	205
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2028	1,000	1,036
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2029	1,000	1,055
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/2030	2,305	2,343
[11]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2026	345	347
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2028	1,750	1,833
26

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2029	1,850	1,971
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2030	2,215	2,392
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2031	2,500	2,728
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/2027	1,525	1,534
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/2027	1,085	1,087
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2035	6,105	6,094
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	1,850	1,851
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	5,270	5,259
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,465	1,472
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2027	270	276
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2029	380	400
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2031	575	617
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2029	700	745
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2031	1,000	1,094
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2032	750	830
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2033	250	279
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2034	425	478
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,720	1,725
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2027	965	968
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2028	1,000	1,007
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	390	397
	Georgia GO	4.000%	2/1/2031	2,740	2,743
	Georgia GO	4.000%	2/1/2031	4,000	4,004
	Georgia GO	4.000%	2/1/2032	4,000	4,003
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/2027	350	362
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2028	1,275	1,326
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2028	430	440
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2028	315	328
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2029	725	766
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2030	500	538
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2031	745	814
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2026	150	151
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2027	660	667
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2027	200	206
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2028	190	199
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2029	300	320
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2030	200	217
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	2,500	2,509
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2028	220	220
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2028	875	910
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2029	660	698
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2030	1,365	1,469
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2031	1,690	1,846
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	2,580	2,583
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,000	1,001
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	2,000	2,002
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	150	150
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2028	1,025	1,027
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/2027	820	842
	Macon-Bibb County Housing Authority Local or Guaranteed Housing Revenue (CAHEC GA Portfolio Ii Project) PUT	3.150%	2/1/2028	1,025	1,026
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	12/1/2033	35,000	36,822
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	2,270	2,284
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	280	282
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2026	580	582
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	620	629
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	500	507
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	500	511
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2027	465	478
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2027	1,225	1,237
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	1,100	1,133
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	825	849
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2028	1,000	1,032
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2028	1,000	1,036
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2028	1,500	1,572
27

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2028	5,000	5,063
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/2029	225	236
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	280	293
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	2,750	2,877
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/2030	145	153
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2030	2,630	2,741
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2030	500	528
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/2030	470	497
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2030	3,500	3,678
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/2031	100	106
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2031	500	531
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2031	1,500	1,600
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2032	1,000	1,069
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2032	4,850	5,095
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	101,800	102,073
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	10,470	10,605
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	78,655	79,771
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	40,340	42,009
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	27,580	28,011
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	60,725	64,198
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	27,210	28,584
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	105,585	111,807
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	52,690	55,588
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	61,090	64,995
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	36,715	39,161
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	31,150	33,367
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	55,460	58,697
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	15,540	16,719
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	43,600	46,845
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	40,000	42,339
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2030	1,500	1,641
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2031	900	1,000
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2032	1,000	1,127
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.800%	3/6/2031	10,515	10,301
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	4,695	4,765
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	8,455	8,500
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.800%	3/6/2031	3,205	3,140
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.800%	3/6/2031	2,320	2,273
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.800%	3/6/2031	4,880	4,780
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	24,255	26,077
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	13,145	14,775
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2026	625	630
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2028	465	486
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2031	1,050	1,051
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2032	1,000	1,001
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	1,420	1,415
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2027	1,840	1,890
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2028	3,250	3,412
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2029	3,000	3,211
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2030	4,855	5,270
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2031	4,450	4,877
	Savannah Housing Authority Local or Guaranteed Housing Revenue (Montgomery Landing Project) PUT	3.150%	7/1/2028	1,315	1,317
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	830	858
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.000%	10/1/2029	1,255	1,214
					1,295,379
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2026	965	968
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	460	485
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	1,100	1,174
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,000	1,079
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,335	1,440
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	275	297
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	185	202
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	375	411
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2027	550	564
	Guam Income Tax Revenue	5.000%	12/1/2026	2,250	2,269
	Guam Income Tax Revenue	5.000%	12/1/2027	5,230	5,269
28

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Income Tax Revenue	5.000%	12/1/2033	2,635	2,651
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	300	308
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	1,570	1,612
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	2,525	2,635
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	1,505	1,569
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	1,500	1,586
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	770	813
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	1,000	1,068
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2032	1,685	1,815
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2033	2,610	2,831
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	2,160	2,173
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	500	503
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	3,860	3,946
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	450	460
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	3,250	3,369
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	500	518
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	4,515	4,740
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	400	420
					47,175
Hawaii (0.2%)
	Hawaii County HI GO	5.000%	9/1/2028	530	560
	Hawaii County HI GO	5.000%	9/1/2030	250	274
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,855	2,004
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,585	2,793
	Hawaii GO	4.000%	4/1/2029	3,300	3,304
	Hawaii GO	5.000%	10/1/2029	1,250	1,262
	Hawaii GO	4.000%	10/1/2030	3,530	3,544
	Hawaii GO	4.000%	8/1/2032	4,500	4,504
	Hawaii GO	4.000%	8/1/2033	4,660	4,663
	Hawaii GO	4.000%	8/1/2034	10,000	10,006
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue PUT	3.300%	12/1/2027	15,265	15,341
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	1,845	1,882
	Honolulu HI City & County GO	5.000%	7/1/2028	1,000	1,054
	Honolulu HI City & County GO	4.000%	10/1/2031	5,050	5,065
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	4,700	4,707
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	2,300	2,381
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2032	2,150	2,419
					65,763
Idaho (0.1%)
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/2027	1,050	1,051
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,085	1,087
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2027	920	925
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2029	1,880	1,899
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/2033	1,000	907
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2027	900	916
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	15,225	16,581
[8]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	4.000%	1/1/2050	515	519
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/2054	5,215	5,724
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.250%	1/1/2056	2,275	2,563
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2029	2,700	2,716
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2031	750	822
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2032	1,000	1,110
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2033	450	505
					37,325
Illinois (6.4%)
	Adams County School District No. 172 GO	5.000%	2/1/2027	150	152
	Adams County School District No. 172 GO	5.000%	2/1/2028	180	186
[1]	Adams County School District No. 172 GO	5.000%	2/1/2030	150	161
[1]	Adams County School District No. 172 GO	5.000%	2/1/2031	150	163
[1]	Adams County School District No. 172 GO	5.000%	2/1/2032	240	264
[1]	Adams County School District No. 172 GO	5.000%	2/1/2033	400	443
	Arlington Heights IL GO	3.000%	12/1/2028	805	804
	Aurora IL Waterworks & Sewerage Water Revenue	4.000%	12/1/2031	1,185	1,186
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2026	710	711
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/2027	380	371
	Chicago Board of Education (Series 2015C Bonds Project) GO	5.250%	12/1/2035	985	981
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2033	4,540	4,987
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	9,510	9,647
29

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2034	4,125	4,511
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2034	8,065	8,176
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2035	2,125	2,312
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2035	1,490	1,509
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2033	650	656
	Chicago Board of Education GO	0.000%	12/1/2026	19,205	18,817
[11]	Chicago Board of Education GO	0.000%	12/1/2026	6,430	6,300
[11,12]	Chicago Board of Education GO	0.000%	12/1/2026	95	93
	Chicago Board of Education GO	5.000%	12/1/2026	6,180	6,209
	Chicago Board of Education GO	5.000%	12/1/2026	3,515	3,532
	Chicago Board of Education GO	5.000%	12/1/2026	7,790	7,827
	Chicago Board of Education GO	5.000%	12/1/2026	1,450	1,457
[1]	Chicago Board of Education GO	5.500%	12/1/2026	3,680	3,730
[10]	Chicago Board of Education GO	5.500%	12/1/2026	1,250	1,260
	Chicago Board of Education GO	0.000%	12/1/2027	500	473
[11]	Chicago Board of Education GO	0.000%	12/1/2027	1,060	1,003
	Chicago Board of Education GO	4.000%	12/1/2027	14,120	14,138
[1]	Chicago Board of Education GO	5.000%	12/1/2027	1,200	1,234
	Chicago Board of Education GO	5.000%	12/1/2027	2,635	2,670
[1]	Chicago Board of Education GO	5.000%	12/1/2027	9,310	9,574
	Chicago Board of Education GO	5.000%	12/1/2027	4,135	4,190
	Chicago Board of Education GO	5.250%	12/1/2027	250	254
[10]	Chicago Board of Education GO	5.500%	12/1/2027	3,070	3,141
[11]	Chicago Board of Education GO	0.000%	12/1/2028	335	306
[11]	Chicago Board of Education GO	0.000%	12/1/2028	14,130	12,891
[11,12]	Chicago Board of Education GO	0.000%	12/1/2028	13,800	12,590
[1]	Chicago Board of Education GO	5.000%	12/1/2028	2,015	2,106
	Chicago Board of Education GO	5.000%	12/1/2028	16,325	16,656
	Chicago Board of Education GO	5.000%	12/1/2028	6,285	6,412
	Chicago Board of Education GO	5.250%	12/1/2028	275	283
[11]	Chicago Board of Education GO	0.000%	12/1/2029	900	791
[1]	Chicago Board of Education GO	5.000%	12/1/2029	4,020	4,193
	Chicago Board of Education GO	5.000%	12/1/2029	20,420	20,960
	Chicago Board of Education GO	5.000%	12/1/2029	5,000	5,096
	Chicago Board of Education GO	5.250%	12/1/2029	285	296
	Chicago Board of Education GO	5.000%	12/1/2030	15,855	16,235
[1]	Chicago Board of Education GO	5.000%	12/1/2030	5,340	5,560
	Chicago Board of Education GO	5.000%	12/1/2030	2,085	2,121
	Chicago Board of Education GO	5.000%	12/1/2030	1,820	1,874
	Chicago Board of Education GO	5.000%	12/1/2030	29,270	29,553
[1]	Chicago Board of Education GO	5.000%	12/1/2030	4,585	4,774
	Chicago Board of Education GO	5.000%	12/1/2030	1,985	2,044
	Chicago Board of Education GO	5.250%	12/1/2030	350	365
[10]	Chicago Board of Education GO	5.500%	12/1/2030	2,500	2,642
[5]	Chicago Board of Education GO	6.750%	12/1/2030	10,295	10,715
[11]	Chicago Board of Education GO	0.000%	12/1/2031	5,035	4,072
[11]	Chicago Board of Education GO	0.000%	12/1/2031	1,310	1,059
[1]	Chicago Board of Education GO	5.000%	12/1/2031	1,710	1,777
	Chicago Board of Education GO	5.000%	12/1/2031	2,880	2,933
	Chicago Board of Education GO	5.000%	12/1/2031	9,590	9,845
	Chicago Board of Education GO	5.000%	12/1/2031	10,635	10,780
[1]	Chicago Board of Education GO	5.000%	12/1/2031	4,640	4,822
	Chicago Board of Education GO	5.000%	12/1/2031	11,360	11,440
	Chicago Board of Education GO	5.250%	12/1/2031	1,600	1,676
	Chicago Board of Education GO	5.250%	12/1/2031	820	859
	Chicago Board of Education GO	5.000%	12/1/2032	3,600	3,668
[1]	Chicago Board of Education GO	5.000%	12/1/2032	3,100	3,212
	Chicago Board of Education GO	5.000%	12/1/2032	9,845	9,963
	Chicago Board of Education GO	5.000%	12/1/2032	5,675	5,810
[1]	Chicago Board of Education GO	5.000%	12/1/2032	2,000	2,072
	Chicago Board of Education GO	5.125%	12/1/2032	1,255	1,255
	Chicago Board of Education GO	5.500%	12/1/2032	11,595	12,399
	Chicago Board of Education GO	5.000%	12/1/2033	8,910	8,958
[1]	Chicago Board of Education GO	5.000%	12/1/2033	2,850	2,944
	Chicago Board of Education GO	5.500%	12/1/2033	15,000	16,098
[1]	Chicago Board of Education GO	5.000%	12/1/2034	6,305	6,493
	Chicago Board of Education GO	5.000%	12/1/2034	3,460	3,480
	Chicago Board of Education GO	5.000%	12/1/2034	26,215	26,270
	Chicago Board of Education GO	5.000%	12/1/2034	4,000	4,069
	Chicago Board of Education GO	5.000%	12/1/2034	3,785	3,793
30

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/2034	5,000	5,133
	Chicago Board of Education GO	4.000%	12/1/2035	11,640	11,056
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	4,000	4,115
	Chicago IL GO	5.000%	1/1/2027	14,450	14,559
	Chicago IL GO	5.000%	1/1/2028	2,450	2,497
	Chicago IL GO	5.000%	1/1/2028	10,190	10,386
	Chicago IL GO	4.000%	1/1/2029	6,127	6,145
	Chicago IL GO	5.000%	1/1/2029	1,150	1,182
	Chicago IL GO	5.000%	1/1/2029	7,940	8,163
	Chicago IL GO	5.000%	1/1/2029	3,670	3,773
	Chicago IL GO	5.000%	1/1/2029	770	792
	Chicago IL GO	5.000%	1/1/2029	2,060	2,062
	Chicago IL GO	4.000%	1/1/2030	6,336	6,334
	Chicago IL GO	5.000%	1/1/2030	7,495	7,759
	Chicago IL GO	5.000%	1/1/2030	8,630	8,934
	Chicago IL GO	0.000%	1/1/2031	5,240	4,400
	Chicago IL GO	5.000%	1/1/2031	5,500	5,673
	Chicago IL GO	5.000%	1/1/2031	540	540
	Chicago IL GO	5.000%	1/1/2031	16,220	16,856
	Chicago IL GO	5.000%	1/1/2031	7,025	7,300
	Chicago IL GO	4.000%	1/1/2032	2,565	2,539
	Chicago IL GO	5.000%	1/1/2032	1,650	1,709
	Chicago IL GO	5.000%	1/1/2032	7,320	7,631
	Chicago IL GO	5.000%	1/1/2033	10,235	10,566
	Chicago IL GO	5.000%	1/1/2033	4,340	4,533
	Chicago IL GO	5.000%	1/1/2034	485	499
	Chicago IL GO	5.000%	1/1/2034	5,220	5,401
	Chicago IL GO	5.000%	1/1/2034	5,000	5,225
	Chicago IL GO	4.000%	1/1/2035	4,000	3,867
	Chicago IL GO	5.000%	1/1/2035	1,000	1,031
	Chicago IL GO, ETM	0.000%	1/1/2027	1,000	980
[11]	Chicago IL GO, ETM	0.000%	1/1/2027	1,000	980
[11]	Chicago IL GO, ETM	0.000%	1/1/2027	2,050	2,008
[11]	Chicago IL GO, ETM	0.000%	1/1/2028	100	95
	Chicago IL GO, ETM	5.000%	1/1/2028	4,380	4,544
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/2027	2,300	2,306
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/2026	1,100	1,101
[11]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2027	1,400	1,369
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	700	726
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	2,170	2,202
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	2,650	2,796
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	675	712
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	6,555	6,658
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2030	3,770	4,046
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2030	1,000	1,073
[11]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/2030	380	399
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2031	3,555	3,604
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2031	1,000	1,014
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	3,795	3,846
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	1,000	1,014
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2034	3,310	3,352
[1,5]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	3.740%	5/7/2026	7,760	7,760
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	14,865	15,024
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	5,000	5,168
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	1,000	1,011
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	3,000	3,033
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	1,000	1,035
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	2,705	2,841
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	4,560	4,704
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,000	1,011
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	3,000	3,204
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	2,000	2,021
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	1,000	1,011
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	750	815
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	1,800	1,857
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	1,960	2,124
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2030	3,555	3,681
[10]	Chicago IL Waterworks Water Revenue	5.750%	11/1/2030	10,880	11,553
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,000	1,010
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,735	1,903
31

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2032	1,055	1,091
[1,5]	Chicago IL Waterworks Water Revenue TOB VRDO	3.700%	5/7/2026	6,400	6,400
[1,5]	Chicago IL Waterworks Water Revenue TOB VRDO	3.720%	5/7/2026	2,895	2,895
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	2,750	2,793
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	5,000	5,200
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	3,000	3,179
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,000	1,079
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	2,000	2,192
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	2,745	2,786
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	6,000	6,366
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	315	333
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,645	1,671
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,380	1,489
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	450	484
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	1,135	1,239
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	9,485	10,387
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	10,375	11,517
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	24,755	27,801
[5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	3.620%	5/1/2026	4,985	4,985
[5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	3.260%	5/7/2026	9,985	9,985
	Chicago Park District GO	5.000%	11/15/2026	1,500	1,517
	Chicago Park District GO	5.000%	1/1/2027	1,000	1,015
	Chicago Park District GO	5.000%	1/1/2027	500	507
	Chicago Park District GO	5.000%	1/1/2028	1,110	1,151
	Chicago Park District GO	5.000%	1/1/2028	345	358
	Chicago Park District GO	5.000%	1/1/2029	750	793
	Chicago Park District GO	5.000%	1/1/2029	1,875	1,983
	Chicago Park District GO	5.000%	1/1/2029	400	423
	Chicago Park District GO	5.000%	1/1/2030	1,700	1,828
	Chicago Park District GO	5.000%	1/1/2030	1,320	1,419
	Chicago Park District GO	5.000%	1/1/2030	700	753
[2]	Chicago Park District GO	4.000%	1/1/2031	1,955	2,015
	Chicago Park District GO	5.000%	1/1/2031	700	763
	Chicago Park District GO	5.000%	1/1/2031	2,515	2,743
[2]	Chicago Park District GO	4.000%	1/1/2032	5,000	5,125
	Chicago Park District GO	5.000%	1/1/2032	700	772
[2]	Chicago Park District GO	4.000%	11/15/2032	1,000	1,022
[2]	Chicago Park District GO	4.000%	1/1/2033	6,810	6,945
	Chicago Park District GO	5.000%	1/1/2033	1,000	1,115
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	3,850	3,855
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	2,500	2,503
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2027	9,015	9,174
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2027	2,750	2,799
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	5,250	5,476
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	7,250	7,562
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2029	5,845	6,208
[5]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.600%	5/1/2026	15,335	15,335
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2028	1,600	1,684
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2029	1,000	1,070
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2030	1,250	1,355
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2031	1,555	1,706
[2,5]	Cook County Community College District No. 508 GO TOB VRDO	3.720%	5/7/2026	4,000	4,000
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2027	500	517
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2030	500	545
[1]	Cook County IL GO	5.000%	11/15/2026	3,710	3,757
	Cook County IL GO	5.000%	11/15/2027	1,205	1,219
	Cook County IL GO	5.000%	11/15/2028	2,705	2,737
	Cook County IL GO	5.000%	11/15/2028	350	369
	Cook County IL GO	5.000%	11/15/2029	3,600	3,867
	Cook County IL GO	5.000%	11/15/2029	7,100	7,181
	Cook County IL GO	5.000%	11/15/2031	2,510	2,537
	Cook County IL Sales Tax Revenue	5.000%	11/15/2026	650	658
	Cook County IL Sales Tax Revenue	5.000%	11/15/2027	350	362
	Cook County IL Sales Tax Revenue	5.000%	11/15/2029	140	150
	Cook County IL Sales Tax Revenue	5.000%	11/15/2029	275	296
	Cook County IL Sales Tax Revenue	5.000%	11/15/2029	1,250	1,344
	Cook County IL Sales Tax Revenue	5.000%	11/15/2030	300	328
	Cook County IL Sales Tax Revenue	5.000%	11/15/2030	2,000	2,184
	Cook County IL Sales Tax Revenue	4.000%	11/15/2034	1,000	1,007
	Cook County IL Sales Tax Revenue	4.000%	11/15/2034	1,000	1,007
32

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/2026	785	785
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/2028	1,735	1,733
	Cook County School District No. 63 East Maine GO	4.000%	12/1/2034	1,000	1,007
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/2029	4,000	4,112
[2]	Crestwood IL GO	5.000%	12/15/2028	1,820	1,909
[2]	Crestwood IL GO	5.000%	12/15/2029	1,910	2,034
[2]	Crestwood IL GO	5.000%	12/15/2031	1,345	1,466
	DuPage County Forest Preserve District GO	5.000%	11/1/2028	660	698
	DuPage County Forest Preserve District GO	5.000%	11/1/2029	575	619
	DuPage County Forest Preserve District GO	5.000%	11/1/2030	500	548
	DuPage County Forest Preserve District GO	5.000%	11/1/2031	850	945
	DuPage County Forest Preserve District GO	5.000%	11/1/2032	645	726
	Elmhurst Park District GO	5.000%	12/15/2027	140	145
	Elmhurst Park District GO	5.000%	12/15/2028	150	159
	Elmhurst Park District GO	5.000%	12/15/2029	150	162
	Elmhurst Park District GO	5.000%	12/15/2030	250	273
	Elmhurst Park District GO	5.000%	12/15/2031	500	555
	Elmhurst Park District GO	5.000%	12/15/2032	400	449
[1]	Franklin Park IL GO	4.000%	7/1/2030	1,015	1,015
	Glenview IL GO	3.000%	12/1/2029	875	874
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2027	250	259
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2028	275	291
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2029	350	377
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2030	500	546
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2031	2,465	2,727
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2032	1,000	1,119
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2033	925	1,033
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	7,725	8,234
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.850%	3/1/2030	965	953
[6]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.590%	5/7/2026	16,125	16,125
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2026	145	145
[5]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2030	630	626
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2031	265	270
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2026	530	530
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2026	680	684
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2027	1,450	1,480
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2027	730	729
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2027	315	313
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2028	1,805	1,882
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2028	400	411
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2028	750	755
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2028	550	544
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2029	2,015	2,139
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2029	1,490	1,488
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	6,000	6,480
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	800	841
	Illinois Finance Authority College & University Revenue	4.125%	12/1/2030	1,605	1,522
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	1,175	1,244
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	11,935	13,078
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2031	500	497
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	13,005	14,431
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2032	565	559
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2032	1,245	1,247
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2033	6,980	7,833
	Illinois Finance Authority College & University Revenue	5.000%	8/1/2033	100	101
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2033	1,000	986
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2034	2,000	1,965
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2027	425	431
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2029	940	976
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	200	209
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2031	205	216
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2032	215	227
	Illinois Finance Authority College & University Revenue (Bradley University Project)	3.375%	8/1/2033	1,000	945
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2028	400	405
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2029	920	931
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2030	335	339
33

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2031	370	374
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2032	225	227
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/2026	225	227
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,020	1,020
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	4,315	4,318
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,655	1,659
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,600	2,615
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	250	252
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,000	1,011
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,020	1,030
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,000	3,049
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	1,890	1,916
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	635	643
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	1,110	1,112
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,735	1,770
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	950	971
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	350	357
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,540	1,542
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	665	684
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,815	1,882
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	630	654
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	1,000	1,054
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	465	485
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	445	468
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	4,465	4,534
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	940	952
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	490	518
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,755	2,759
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	465	494
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	16,035	17,113
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	13,720	13,920
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	610	664
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.650%	5/1/2031	600	598
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	515	549
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	210	225
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,260	1,320
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2032	1,235	1,339
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	1,010	1,010
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	5,910	5,984
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	1,010	1,099
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	2,155	2,183
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	415	419
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	1,245	1,360
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	2,295	2,323
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	2,000	2,210
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	1,260	1,382
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,030	1,032
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	655	718
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	670	734
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,125	1,128
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/2030	4,945	5,029
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/2030	460	468
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	14,040	14,052
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	11,645	11,878
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	2,460	2,610
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	17,030	18,393
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	31,430	34,193
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/6/2026	36,900	36,900
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.920%	4/1/2051	5,705	5,705
[5]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2034	625	654
[4]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.150%	3.691%	11/1/2034	9,355	9,368
	Illinois Finance Authority Water Revenue	5.000%	7/1/2026	7,755	7,785
	Illinois Finance Authority Water Revenue	5.000%	1/1/2027	4,325	4,394
	Illinois Finance Authority Water Revenue	5.000%	7/1/2027	6,790	6,983
	Illinois Finance Authority Water Revenue	5.000%	1/1/2028	1,860	1,936
	Illinois Finance Authority Water Revenue	5.000%	7/1/2028	820	862
	Illinois Finance Authority Water Revenue	5.000%	1/1/2029	585	622
34

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Water Revenue	5.000%	7/1/2029	1,125	1,208
	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	845	915
	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	250	271
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	700	765
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	805	880
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	2,695	2,945
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	2,220	2,441
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	1,000	1,100
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	1,470	1,617
	Illinois Finance Authority Water Revenue	5.000%	7/1/2031	3,250	3,601
	Illinois Finance Authority Water Revenue	5.000%	7/1/2031	3,500	3,878
	Illinois Finance Authority Water Revenue	5.000%	7/1/2031	1,085	1,202
	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	2,500	2,789
	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	2,255	2,516
	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	910	1,015
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	5,500	6,176
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	5,140	5,772
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/2028	1,085	1,103
	Illinois GO	5.000%	5/1/2026	5,000	5,000
	Illinois GO	5.500%	5/1/2026	8,675	8,675
	Illinois GO	5.000%	7/1/2026	5,795	5,815
	Illinois GO	5.000%	11/1/2026	25,940	26,216
	Illinois GO	5.000%	1/1/2027	1,750	1,754
	Illinois GO	5.000%	3/1/2027	7,935	8,075
	Illinois GO	5.000%	5/1/2027	7,000	7,148
	Illinois GO	5.000%	6/1/2027	1,400	1,402
	Illinois GO	5.000%	10/1/2027	1,500	1,544
	Illinois GO	5.000%	11/1/2027	15,045	15,516
	Illinois GO	5.000%	1/1/2028	625	626
	Illinois GO	5.500%	1/1/2028	240	250
	Illinois GO	4.000%	3/1/2028	3,000	3,050
	Illinois GO	5.000%	3/1/2028	805	836
	Illinois GO	5.000%	5/1/2028	5,000	5,206
	Illinois GO	5.000%	5/1/2028	5,000	5,206
	Illinois GO	5.000%	6/1/2028	1,040	1,042
	Illinois GO	5.000%	10/1/2028	3,000	3,148
	Illinois GO	5.000%	11/1/2028	23,700	24,433
	Illinois GO	5.000%	11/1/2028	2,895	3,042
	Illinois GO	5.000%	12/1/2028	2,500	2,581
	Illinois GO	5.000%	2/1/2029	4,590	4,662
	Illinois GO	5.000%	2/1/2029	3,100	3,272
	Illinois GO	5.000%	3/1/2029	2,250	2,378
	Illinois GO	5.000%	5/1/2029	2,525	2,677
	Illinois GO	3.500%	6/1/2029	2,410	2,410
	Illinois GO	5.000%	7/1/2029	25,000	26,575
	Illinois GO	5.000%	11/1/2029	28,550	29,423
	Illinois GO	5.000%	1/1/2030	1,000	1,002
	Illinois GO	5.000%	2/1/2030	12,220	13,113
	Illinois GO	5.000%	5/1/2030	2,580	2,778
	Illinois GO	5.500%	5/1/2030	2,365	2,509
[1]	Illinois GO	4.000%	2/1/2031	1,500	1,509
	Illinois GO	5.000%	10/1/2031	3,320	3,464
	Illinois GO	5.000%	10/1/2031	2,400	2,504
	Illinois GO	5.000%	10/1/2031	4,000	4,377
	Illinois GO	4.125%	11/1/2031	2,240	2,246
	Illinois GO	5.000%	12/1/2031	9,590	9,871
	Illinois GO	4.000%	10/1/2032	1,085	1,104
	Illinois GO	5.000%	11/1/2032	4,255	4,290
	Illinois GO	4.000%	6/1/2033	1,800	1,800
	Illinois GO	5.000%	11/1/2033	500	504
	Illinois GO	4.000%	12/1/2033	2,350	2,361
	Illinois GO	4.000%	12/1/2034	5,000	5,051
	Illinois GO	5.000%	12/1/2034	6,485	6,647
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/2026	605	602
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	10/1/2029	515	539
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2048	1,615	1,619
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2049	1,405	1,412
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/2049	760	766
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2050	700	702
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2052	14,265	14,234
35

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/2052	7,630	7,990
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	10/1/2056	3,385	3,840
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.500%	10/1/2056	8,675	9,964
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2027	5,275	5,279
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/2028	7,475	7,494
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	950	952
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	2,394	2,398
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	1,545	1,536
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	580	577
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	940	942
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	705	706
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2028	3,000	3,024
[5]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.660%	5/7/2026	1,240	1,240
[5]	Illinois Housing Development Authority Multifamily Housing Revenue TOB VRDO	3.850%	5/7/2026	30,605	30,605
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	14,320	15,897
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2033	20,185	22,662
	Illinois Sales Tax Revenue	5.000%	6/15/2026	4,775	4,785
[11]	Illinois Sales Tax Revenue	6.000%	6/15/2026	125	125
	Illinois Sales Tax Revenue	4.000%	6/15/2027	1,065	1,066
	Illinois Sales Tax Revenue	5.000%	6/15/2027	15,175	15,507
[11]	Illinois Sales Tax Revenue	6.000%	6/15/2027	3,040	3,152
	Illinois Sales Tax Revenue	4.000%	6/15/2028	7,355	7,365
	Illinois Sales Tax Revenue	5.000%	6/15/2028	9,825	10,226
	Illinois Sales Tax Revenue	4.000%	6/15/2029	4,390	4,395
	Illinois Sales Tax Revenue	5.000%	6/15/2029	9,630	10,191
[2]	Illinois Sales Tax Revenue	4.000%	6/15/2030	890	891
[2]	Illinois Sales Tax Revenue	4.000%	6/15/2030	1,000	1,046
	Illinois Sales Tax Revenue	5.000%	6/15/2030	1,005	1,079
	Illinois Sales Tax Revenue	5.000%	6/15/2030	10,140	10,890
	Illinois Sales Tax Revenue	3.000%	6/15/2031	10,385	10,165
	Illinois Sales Tax Revenue	4.000%	6/15/2031	2,100	2,102
	Illinois Sales Tax Revenue	5.000%	6/15/2031	30,000	32,602
[2]	Illinois Sales Tax Revenue	5.000%	6/15/2032	1,325	1,377
	Illinois Sales Tax Revenue	3.000%	6/15/2034	300	280
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	2,000	2,060
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	6,655	6,905
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	2,100	2,179
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	2,500	2,608
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	6,920	7,291
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	2,715	2,860
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	3,000	3,161
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	4,125	4,353
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/2027	9,400	9,448
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/2031	1,820	1,859
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/2032	10,150	10,367
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/2026	6,370	6,342
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	110	110
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	1,000	1,002
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	1,000	1,004
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	1,350	1,352
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	205	205
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2032	1,000	1,004
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	5,585	5,598
[1]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/2030	2,615	2,813
[1]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/2031	2,540	2,766
[1]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/2032	2,600	2,856
[1]	Illinois State University College & University Revenue	5.000%	4/1/2028	785	816
[1]	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	0.000%	2/1/2028	1,000	940
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2029	10,000	10,266
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2030	2,000	2,051
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2026	140	142
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2028	130	137
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2030	135	147
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2032	135	151
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2027	2,000	2,031
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2027	1,500	1,523
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/2028	5,090	4,800
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2029	1,500	1,584
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2032	5,000	5,529
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2033	6,900	7,711
36

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Knox Warren Etc Counties Community College District No. 518 Carl Sandburg GO	5.000%	12/1/2035	6,830	6,834
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2026	875	886
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2027	250	258
[2]	Madison County Community Unit School District No. 8 Bethalto GO	4.000%	12/1/2030	1,000	1,019
	Manhattan IL Special Tax Revenue	5.000%	3/1/2035	1,265	1,266
[2]	Markham IL GO	5.000%	12/1/2026	250	253
[2]	Markham IL GO	5.000%	12/1/2027	300	308
[2]	Markham IL GO	5.000%	12/1/2028	375	392
[2]	Markham IL GO	5.000%	12/1/2029	250	265
[2]	Markham IL GO	5.000%	12/1/2030	325	349
[2]	Markham IL GO	5.000%	12/1/2031	135	147
[2]	Markham IL GO	5.000%	12/1/2032	140	153
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2026	11,540	11,324
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	1,345	1,396
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	1,010	1,024
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2029	2,000	1,779
[1,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2030	10,000	8,781
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2030	13,785	11,842
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	325	264
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	4,305	4,289
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2026	2,075	2,099
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	60	58
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2027	3,000	3,039
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	2,300	2,304
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	5,000	5,143
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2028	10,500	9,826
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	2,355	2,425
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	3,750	3,861
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	7,500	7,708
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.500%	6/15/2029	1,275	1,292
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2026	975	976
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2028	1,245	1,268
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2030	1,555	1,604
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2031	1,730	1,778
[5,6]	Metropolitan Pier & Exposition Authority Lease (Appropriations) Revenue TOB VRDO	3.650%	5/7/2026	1,250	1,250
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	1,875	1,899
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	1,325	1,341
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	7,110	7,194
[1]	Mundelein IL GO	4.000%	12/15/2026	500	503
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2026	250	251
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2027	375	382
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2029	540	569
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2030	250	266
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2031	600	644
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2032	900	972
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2033	1,000	1,086
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2026	105	106
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	1,310	1,312
[2]	Northern Illinois University COP	5.000%	4/1/2029	660	691
[2]	Northern Illinois University COP	5.000%	4/1/2032	970	1,045
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2027	2,200	2,237
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2027	325	333
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2028	325	340
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2029	325	344
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2030	690	740
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2031	1,040	1,100
	Plano IL Special Service Area No. 3 & No. 4 Special Tax Revenue (Lakewood Springs Project)	4.000%	3/1/2035	3,285	3,272
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	730	748
[11]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/2033	505	576
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/2026	105	105
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/2035	4,930	4,931
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2029	10,000	10,530
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2027	4,250	4,310
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	2,000	2,070
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	1,720	1,780
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	1,735	1,796
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	1,000	1,053
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	3,075	3,238
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	520	556
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2030	8,150	8,677
37

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	1,140	1,233
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	1,000	1,093
[5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.720%	5/7/2026	3,990	3,990
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2028	1,615	1,638
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2029	2,065	2,111
	Schaumburg IL GO	4.000%	12/1/2026	6,485	6,535
	Schaumburg IL GO	4.000%	12/1/2028	1,000	1,032
	Schaumburg IL GO	4.000%	12/1/2029	8,155	8,488
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2027	210	213
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/2028	750	763
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2028	275	285
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/2029	400	410
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2029	365	384
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2030	425	453
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2032	1,000	1,113
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2033	2,000	2,248
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/2027	730	744
	Springfield IL GO	3.250%	12/1/2030	1,085	1,085
	St. Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/2029	700	701
	University of Illinois Board of Trustees College & University Revenue	5.000%	10/1/2028	485	507
	University of Illinois Board of Trustees College & University Revenue	5.000%	10/1/2029	965	1,026
	University of Illinois Board of Trustees College & University Revenue	5.000%	10/1/2030	1,150	1,240
[2]	Western Illinois University College & University Revenue	4.000%	4/1/2027	1,400	1,406
	Will County IL GO	5.000%	11/15/2031	1,320	1,466
	Will County IL GO	5.000%	11/15/2032	900	1,012
	Will County IL GO	5.000%	11/15/2033	1,700	1,931
[2]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO	5.000%	12/1/2028	1,165	1,180
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2027	1,245	1,266
	Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley College GO	5.000%	1/1/2033	1,000	1,112
					2,220,153
Indiana (1.2%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	1,010	1,014
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	500	507
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	500	524
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	500	528
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	500	533
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	500	537
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	500	543
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	700	766
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	1,235	1,270
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	475	494
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	485	510
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	500	531
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	5,355	5,733
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	675	723
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	1,000	1,079
[2]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/2031	1,195	1,201
[2]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/2032	1,670	1,677
[2]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/2029	275	283
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/2032	1,315	1,316
[2]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/2028	805	824
[2]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	12/15/2028	410	421
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,340	1,344
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	2,130	2,138
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/2026	370	367
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/2027	320	312
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/2027	320	307
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2032	80	84
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2028	160	166
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2030	175	186
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2032	195	209
	Indiana Finance Authority College & University Revenue (Depauw University Project)	4.000%	7/1/2033	625	627
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2033	105	114
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2028	1,030	1,065
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2029	1,085	1,135
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	740	781
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2031	800	851
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2027	675	695
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2028	710	748
38

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2031	675	743
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2032	730	810
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	1,715	1,676
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	1,110	1,085
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	17,485	17,988
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2026	750	753
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	830	841
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	350	361
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2028	2,220	2,268
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2030	1,225	1,267
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	500	515
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	600	645
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,020	1,048
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2032	1,345	1,399
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	435	446
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	3.750%	5/15/2032	600	600
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Indiana Masonic Home Project)	4.300%	5/1/2029	750	760
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2029	1,410	1,463
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2030	750	785
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2031	1,300	1,372
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2027	575	582
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2028	605	622
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2029	1,265	1,319
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2030	1,330	1,402
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2031	1,400	1,488
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/2026	4,210	4,160
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2028	14,255	14,850
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	23,155	24,866
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	29,000	31,264
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	38,365	42,125
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	10,000	11,010
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	17,965	19,991
[6]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/6/2026	1,620	1,620
[4]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.920%	3/1/2039	3,350	3,339
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	17,600	17,640
	Indiana Finance Authority Industrial Revenue (Valley Electric Corp. Project)	2.500%	11/1/2030	3,460	3,310
	Indiana Finance Authority Intergovernmental Agreement Revenue (Citizens Energy Group Project)	5.000%	10/1/2030	670	733
	Indiana Finance Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2034	8,030	8,010
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	6/1/2026	3,265	3,263
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2027	1,000	1,033
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2028	1,430	1,510
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2029	1,200	1,291
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2029	2,295	2,469
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2029	1,600	1,721
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2030	2,750	3,008
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2030	1,175	1,285
	Indiana Finance Authority Water Revenue	5.000%	10/1/2029	500	504
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/2049	1,050	1,051
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2049	770	766
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2050	2,935	2,896
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2052	2,580	2,531
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/2052	2,410	2,477
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2053	2,575	2,663
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,235	1,303
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	6.500%	7/1/2055	11,470	12,873
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Dalehaven Estates Project) PUT	5.000%	6/1/2026	6,075	6,085
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Flats on 14th Project) PUT	2.750%	4/1/2028	1,555	1,544
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Foundry Row Project) PUT	3.350%	1/1/2028	2,000	2,009
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Vita of Lafayette Project) PUT	2.740%	10/1/2028	10,141	10,048
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2028	2,010	2,016
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	775	773
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	1,520	1,525
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	3,000	3,244
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2032	5,500	6,127
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2033	1,100	1,165
39

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2030	1,000	1,079
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2031	2,600	2,840
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2032	895	989
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	1,800	1,828
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	2,000	2,095
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	1,300	1,375
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	1,100	1,174
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	600	646
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	600	646
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	2,000	2,152
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,000	1,084
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	600	650
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	740	808
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,250	1,365
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,100	1,208
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	600	659
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	700	768
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	650	714
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/2030	1,265	1,266
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	2,805	2,811
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	13,420	13,680
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2026	300	300
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2027	350	355
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2026	1,065	1,067
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2027	1,190	1,199
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	635	638
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	495	509
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	260	271
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	535	568
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	435	436
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	450	456
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	500	512
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	210	214
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	1,175	1,217
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	470	486
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	485	506
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	1,070	1,132
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	495	523
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	510	544
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	300	320
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	270	288
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	800	860
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	270	290
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,000	1,085
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	720	780
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	550	596
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	620	678
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,260	1,374
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	845	922
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,000	1,100
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	630	693
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,295	1,422
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	865	950
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	2,650	2,927
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	1,775	1,961
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	2,715	3,016
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	1,820	2,022
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	2,585	2,886
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	1,865	2,082
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	2,855	3,202
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,910	2,142
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	2,925	3,295
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	1,960	2,208
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	3,000	3,391
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	2,010	2,272
	Westfield-Washington Schools GO	5.000%	1/15/2027	1,590	1,613
	Westfield-Washington Schools GO	5.000%	7/15/2027	870	892
	Westfield-Washington Schools GO	5.000%	1/15/2028	865	896
					431,412
40

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Iowa (0.1%)
	Asbury IA GO	2.625%	6/1/2029	315	309
[2,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2031	565	622
[2,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2032	610	677
[2,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2033	465	522
	Guthrie County Hospital Health, Hospital, Nursing Home Revenue BAN	4.500%	2/1/2029	660	660
	Iowa City Community School District GO	2.900%	6/1/2031	2,800	2,668
	Iowa City Community School District GO	2.950%	6/1/2032	3,010	2,837
	Iowa City Community School District GO	3.000%	6/1/2033	3,100	2,913
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	90	90
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,000	1,001
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/2028	570	588
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	415	408
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2030	1,260	1,264
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	3,710	3,719
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	185	185
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	170	170
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	1,285	1,300
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/2049	635	633
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	630	618
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	1,885	1,906
	Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2052	9,190	9,587
	Iowa Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2052	2,935	3,117
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/2050	2,205	2,190
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2026	705	710
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2027	1,050	1,075
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2028	370	384
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	425	435
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,300	1,379
	Marion IA GO	2.500%	6/1/2030	370	355
	University of Iowa College & University Revenue	3.000%	7/1/2027	615	615
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2032	450	496
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2033	510	568
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/2028	1,155	1,167
					45,168
Kansas (0.4%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/2026	7,765	7,768
[2]	Finney County KS GO	5.000%	10/1/2027	250	258
[5]	Glendale KS Sales Tax Revenue	4.000%	6/1/2029	700	697
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	10,000	11,170
	Kansas Development Finance Authority Appropriations Revenue (Kansas State Project)	4.000%	11/1/2029	75	76
	Kansas Development Finance Authority College & University Revenue (Wichita State University Projects)	3.000%	6/1/2031	1,645	1,611
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	28,920	30,461
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	500	548
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,735	4,788
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2027	1,600	1,596
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2028	3,000	2,968
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	501
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	500	510
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2026	1,020	1,023
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2027	870	883
[2]	Manhattan KS GO	5.000%	6/15/2028	6,870	6,885
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/2028	300	300
	Manhattan KS Health, Hospital, Nursing Home Revenue	3.750%	6/1/2031	335	335
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.200%	6/1/2032	355	354
	Sedgwick County Public Building Commission Lease Revenue	3.000%	8/1/2028	1,280	1,280
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/2026	6,300	6,301
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2031	1,000	1,014
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	2,385	2,401
	St. Marys KS Industrial Revenue	3.500%	4/15/2032	3,500	3,480
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2030	3,515	3,752
	Wamego KS Industrial Revenue	3.500%	4/15/2032	14,720	14,635
	Wichita KS Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,000	1,003
	Wichita KS Water & Sewer Utility Water Revenue	3.000%	10/1/2027	700	700
[5]	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.000%	3/1/2036	1,325	1,297
[5]	Wyandotte County-Kansas City Unified Government Tax Increment/Allocation Revenue (Village East Project)	5.250%	9/1/2035	12,900	13,049
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.000%	9/1/2033	1,810	1,814
					123,458
41

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kentucky (1.9%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	1,970	1,995
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2029	1,000	1,001
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/2026	14,000	13,864
	Commonwealth of Kentucky COP	5.000%	6/15/2034	1,320	1,327
	Eastern Kentucky University College & University Revenue	5.000%	4/1/2028	1,030	1,072
	Eastern Kentucky University College & University Revenue	5.000%	4/1/2029	1,080	1,145
	Eastern Kentucky University College & University Revenue	5.000%	4/1/2030	1,135	1,224
	Elizabethtown KY GO	2.500%	8/1/2029	460	448
	Kenton County KY GO	4.000%	4/1/2030	1,000	1,009
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2027	120	121
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2028	125	127
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/2028	195	201
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2035	9,095	9,134
[5,6]	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT TOB	3.800%	7/16/2026	7,365	7,365
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2026	2,060	2,074
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,325	1,332
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,275	1,309
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	3,000	3,035
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,855	1,874
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,000	1,023
[5,6]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.750%	5/1/2026	10,640	10,640
	Kentucky Economic Development Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	6/1/2026	5,000	4,997
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/2026	3,810	3,816
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,525	1,528
	Kentucky Interlocal School Transportation Association COP	4.000%	3/1/2029	450	459
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2030	1,180	1,265
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2031	2,485	2,699
[11]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2026	90	90
[11]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2027	1,690	1,692
[11]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2030	1,680	1,683
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2026	2,585	2,599
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2032	2,085	2,155
[11]	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2032	1,625	1,632
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2033	1,000	1,032
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2026	1,890	1,892
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2027	2,110	2,117
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2027	305	307
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2027	1,980	1,992
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2029	1,500	1,561
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2029	1,000	1,041
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2030	550	575
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2030	2,090	2,186
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2030	2,000	2,103
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2031	5,770	6,105
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	11/1/2031	500	530
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	5/1/2033	1,795	1,905
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	11/1/2033	1,660	1,763
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	45,415	46,302
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	5/1/2034	1,710	1,813
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	11/1/2034	1,165	1,235
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	38,175	38,554
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	100,430	106,245
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	63,835	66,998
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	20,125	20,327
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	12,260	13,078
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	60,570	64,203
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2027	1,650	1,668
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/2031	1,430	1,459
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/2028	1,150	1,219
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2027	260	269
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2028	375	397
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2029	500	539
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2030	1,025	1,124
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2028	1,220	1,289
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2030	765	838
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	2,850	2,975
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	2,150	2,245
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2029	3,000	3,199
42

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2029	3,140	3,348
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	3,000	3,260
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	2,165	2,352
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2031	10,815	11,913
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2032	5,000	5,577
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2032	11,120	12,404
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	170	171
	Lexington-Fayette Urban County Government GO	3.000%	9/1/2028	1,000	993
	Louisville Water Co. Water Revenue	3.125%	11/15/2030	3,750	3,747
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,060	3,082
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	10,530	10,601
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	10,130	10,195
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	7,340	7,385
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2026	24,765	24,954
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	2,000	2,114
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	29,905	31,600
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	2,605	2,855
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/2026	1,440	1,426
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/2027	1,975	1,985
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/2027	7,145	7,229
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2026	1,100	1,108
	University of Kentucky College & University Revenue	3.250%	4/1/2028	2,235	2,253
	University of Kentucky College & University Revenue	3.500%	4/1/2029	2,305	2,325
	University of Kentucky College & University Revenue	5.000%	4/1/2030	4,260	4,286
[1]	University of Louisville College & University Revenue	5.000%	9/1/2028	1,230	1,292
	Warren County School District Finance Corp. Lease (Renewal) Revenue	3.000%	4/1/2028	2,000	1,997
					647,472
Louisiana (1.3%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,910	1,917
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,000	2,036
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,000	2,046
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	6,735	6,787
[5,6]	Calcasieu Parish Public Trust Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	5,157	5,157
[2]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/2026	675	675
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/2028	8,000	7,607
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2031	425	469
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2032	440	490
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2033	475	534
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	3,500	3,810
	Louisiana GO	5.000%	10/1/2026	6,750	6,816
	Louisiana GO	5.000%	2/1/2027	5,000	5,087
	Louisiana GO	5.000%	2/1/2029	6,000	6,391
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/2055	1,135	1,237
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.250%	6/1/2055	2,900	3,209
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/2026	1,300	1,302
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (BW Cooper Senior Project) PUT	3.200%	8/1/2028	1,035	1,037
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at Covington Place Project) PUT	3.100%	5/1/2028	2,350	2,350
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at the Oaks Project) PUT	5.000%	6/1/2026	10,840	10,846
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Hampton Park Project) PUT	3.150%	7/1/2028	850	852
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/2027	3,715	3,769
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (King Oaks V Project) PUT	2.700%	10/1/2028	950	941
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (NSA East Bank Apartments Project) PUT	3.150%	4/1/2029	7,430	7,424
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Tivoli Place Project)	5.000%	7/1/2026	11,081	11,113
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,455	1,480
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/2026	1,055	1,064
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/2027	1,000	1,028
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2026	2,195	2,210
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2027	4,190	4,320
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	4,265	4,376
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	5,250	5,382
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2030	6,500	6,656
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	11,080	11,334
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	4,900	4,997
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	20,815	20,306
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/2027	10,325	10,437
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	6,170	6,264
43

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	4,140	4,203
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2026	2,150	2,156
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.000%	10/1/2034	550	573
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	12/15/2032	1,335	1,340
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	12/15/2033	2,140	2,147
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	700	700
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,670	2,679
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	440	449
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	400	416
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	17,060	18,296
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,060	1,061
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/2028	5,975	6,189
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2029	1,500	1,531
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	6/1/2033	10,000	10,830
[5]	Louisiana Public Facilities Authority Revenue (Touro Infirmary Project)	3.900%	8/15/2029	11,533	11,533
	New Orleans LA (Audubon Commission Projects) GO	4.000%	10/1/2032	820	832
	New Orleans LA (Audubon Commission Projects) GO	4.000%	10/1/2033	1,200	1,212
	New Orleans LA GO	5.000%	12/1/2026	400	405
	New Orleans LA GO	5.000%	10/1/2028	205	212
	New Orleans LA GO	5.000%	12/1/2028	285	289
	New Orleans LA GO	5.000%	12/1/2030	140	142
	New Orleans LA GO	5.000%	12/1/2030	470	496
	New Orleans LA GO	5.000%	12/1/2031	430	455
[2]	New Orleans LA GO	5.000%	12/1/2033	400	418
[1]	Shreveport LA GO	5.000%	3/1/2028	550	569
[1]	Shreveport LA GO	5.000%	3/1/2028	335	346
[1]	Shreveport LA GO	5.000%	3/1/2029	1,200	1,260
[1]	Shreveport LA GO	5.000%	3/1/2029	310	326
[2]	Shreveport LA GO	5.000%	8/1/2029	2,800	2,866
[1]	Shreveport LA GO	5.000%	3/1/2030	700	743
[1]	Shreveport LA GO	5.000%	3/1/2030	425	451
[2]	Shreveport LA GO	5.000%	8/1/2030	5,355	5,474
[1]	Shreveport LA GO	5.000%	3/1/2031	630	675
[1]	Shreveport LA GO	5.000%	3/1/2032	600	649
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2026	425	429
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	330	340
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	1,145	1,198
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	555	584
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	1,000	1,011
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	1,000	1,043
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	910	974
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	805	875
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,105	1,158
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,495	1,645
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2032	3,750	4,170
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2033	3,250	3,646
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	3,510	3,542
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	46,290	46,230
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	50,110	50,060
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	23,330	23,373
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	36,955	37,183
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2030	2,385	2,567
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2027	1,320	1,336
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2028	2,050	2,107
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2029	1,530	1,595
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2028	700	726
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2030	910	969
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2033	1,000	1,096
					443,536
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	555	556
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	625	640
44

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	395	404
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	750	786
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,086
[1,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	685	742
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,250	1,346
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,102
[1,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	985	1,081
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,116
[1,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	905	1,003
[1,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	590	654
[1,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,120	1,257
[1,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	835	937
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/2026	195	195
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/2027	125	128
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2027	4,050	4,083
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2028	1,080	1,080
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2028	1,075	1,089
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.050%	11/15/2029	2,800	2,800
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.550%	11/15/2029	7,530	7,633
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/2029	1,960	1,991
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.100%	11/15/2030	1,325	1,322
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.650%	11/15/2030	2,000	2,026
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2047	80	80
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2048	235	235
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2050	330	332
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/2052	875	902
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,095	2,308
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2055	2,730	3,018
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	1,025	1,135
[3]	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2056	3,880	4,353
					47,420
Maryland (0.8%)
[5]	Baltimore MD Sewer Revenue (Wastewater Project) TOB VRDO	3.690%	5/7/2026	9,695	9,695
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/2026	135	135
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/2027	175	173
	Calvert County MD GO	2.750%	7/1/2030	1,230	1,201
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2027	1,190	1,196
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/2027	3,355	3,265
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/2029	1,000	934
	Hyattsville MD Special Obligation Revenue (University Town Center Project)	5.000%	7/1/2027	1,100	1,101
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	4,660	4,714
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.800%	9/1/2030	1,395	1,277
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.700%	3/1/2032	1,410	1,234
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/2048	820	831
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/2049	505	506
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/2049	1,250	1,261
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/2050	5,565	5,547
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2051	4,455	4,400
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2051	1,700	1,673
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2051	3,325	3,274
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	11,515	11,938
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	6.000%	3/1/2053	7,060	7,522
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/2054	1,890	2,007
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	7,010	7,771
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	4,480	5,071
[3]	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	1,985	2,227
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/2030	3,445	3,457
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/2031	2,590	2,596
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/2028	10,995	11,243
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	3.250%	9/1/2030	2,085	2,022
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2028	300	310
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2029	300	314
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2030	300	317
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2031	565	602
	Maryland Economic Development Corp. Tax Increment/Allocation Revenue (Metro Centre at Owings Mills Project)	3.750%	7/1/2027	1,240	1,240
45

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	800	801
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	195	197
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	3,960	4,034
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	135	139
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	875	908
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	135	140
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,670	1,756
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,800	1,920
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,000	1,069
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	565	573
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,445	1,536
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,700	1,844
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,045	1,134
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,450	2,694
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	2,380	2,615
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	10,310	11,540
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,490	1,509
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,600	2,894
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,500	3,887
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	2,500	2,644
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	5,770	5,855
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	4,000	4,481
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	13,240	13,413
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	5,275	5,679
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2033	11,530	12,634
[5,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/7/2026	12,570	12,570
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.160%	7/1/2041	30,770	30,770
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2028	1,375	1,434
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2029	2,190	2,333
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2030	1,000	1,087
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2031	1,765	1,946
[5]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	3.720%	5/7/2026	11,250	11,250
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	3.000%	3/1/2027	3,000	2,993
[5]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue TOB VRDO	3.650%	5/7/2026	5,400	5,400
[5]	Montgomery County MD Health, Hospital, Nursing Home Revenue TOB VRDO	3.650%	5/7/2026	1,470	1,470
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2027	600	608
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2029	445	451
	Washington Suburban Sanitary Commission Water Revenue	3.000%	6/1/2028	2,500	2,498
	Westminster MD College & University Revenue	5.000%	11/1/2030	760	765
	Westminster MD College & University Revenue	5.000%	11/1/2031	735	740
					263,265
Massachusetts (1.5%)
	Abington MA BAN GO	4.000%	4/22/2027	5,270	5,318
	Boston MA GO	4.000%	3/1/2028	2,250	2,253
	Boston MA GO	4.000%	3/1/2029	2,030	2,033
	Commonwealth of Massachusetts GO	5.000%	5/1/2026	1,465	1,465
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	1,460	1,532
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	1,135	1,216
	Commonwealth of Massachusetts GO	5.000%	10/1/2029	26,180	28,271
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	2,015	2,206
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	1,800	1,807
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	2,120	2,357
	Commonwealth of Massachusetts GO	3.000%	9/1/2031	6,715	6,622
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	1,900	2,141
	Commonwealth of Massachusetts GO	5.000%	2/1/2033	1,285	1,306
[5]	Commonwealth of Massachusetts GO TOB VRDO	3.650%	5/7/2026	4,000	4,000
	Dedham MA GO	2.650%	6/15/2030	250	246
	Greater Attleboro-Taunton Regional Transit Authority Transit Revenue RAN	4.000%	8/14/2026	2,565	2,571
	Hudson MA BAN GO	5.000%	6/11/2026	875	876
	Hudson MA BAN GO	5.250%	6/11/2026	2,325	2,328
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	1,100	1,131
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	14,355	13,495
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	2,920	3,150
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	4,000	4,403
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2035	12,000	12,001
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2027	1,685	1,716
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/2033	345	345
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2026	210	210
46

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2026	245	245
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2026	175	175
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	2,165	2,185
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2027	220	221
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2027	500	499
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	1,475	1,478
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	185	188
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/2027	145	144
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	175	180
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2028	530	530
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2029	1,945	1,977
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,700	1,717
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	185	192
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	770	771
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2029	1,820	1,810
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2030	1,725	1,756
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2030	350	347
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	4,560	4,602
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	1,420	1,454
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	195	204
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	750	751
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	2,145	2,123
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2031	37,675	41,726
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2031	365	360
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	1,085	1,094
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	1,860	1,901
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2031	2,480	2,441
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	780	791
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	905	906
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	2,680	2,622
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	10,460	11,908
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	1,350	1,358
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	300	300
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	800	813
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2034	1,300	1,424
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	8,465	9,744
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	550	558
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	410	410
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	250	250
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	2,990	2,878
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	180	181
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	7,805	7,490
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	2,030	2,051
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2028	7,780	8,162
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	16,195	18,060
[3]	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2033	4,915	5,535
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,055	2,060
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,245	1,249
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	5,735	5,753
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,135	2,142
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2026	875	880
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	500	500
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	600	605
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2026	1,965	1,990
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	560	561
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,485	1,517
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	955	967
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	685	697
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2027	1,120	1,149
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	525	542
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2027	2,060	2,129
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,500	2,507
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	600	601
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,000	2,040
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	785	802
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	830	857
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2028	1,250	1,306
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,075	1,133
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2028	2,165	2,281
47

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,500	1,504
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,700	2,753
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,225	1,256
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	765	799
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	6,200	6,498
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2029	1,095	1,164
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	900	949
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/2029	900	900
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2029	2,275	2,434
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	465	475
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2030	2,385	2,571
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,375	3,457
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,300	2,303
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	12,000	13,048
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,395	2,400
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,039
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	5,125	5,240
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,305	1,328
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,710	3,724
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,795	3,084
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,100	1,102
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	5,815	5,935
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	4,450	4,927
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,960	1,963
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,655	2,967
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	3,755	3,718
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	4,615	4,701
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,545	1,743
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	1,790	1,956
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,000	1,010
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,500	1,502
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	675	687
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,405	2,640
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,050	1,051
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	4,160	4,460
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2026	320	321
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2026	600	602
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2034	1,000	1,002
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/2026	1,865	1,866
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/2027	3,085	3,090
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2027	4,440	4,462
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2028	9,230	9,353
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	3,755	3,783
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/2029	26,735	27,157
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2029	14,115	14,137
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/2029	7,155	7,275
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	13,420	13,433
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/2030	3,100	3,101
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2050	1,695	1,711
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	12/1/2055	5,000	5,573
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,000	2,038
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,425	2,471
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2033	8,400	9,613
	Pioneer Valley Transit Authority Transit Revenue RAN	4.000%	7/10/2026	4,020	4,026
	Quincy MA GO	4.000%	6/1/2032	2,565	2,567
	Swansea Water District BAN GO	4.000%	9/24/2026	1,150	1,153
					502,302
Michigan (2.5%)
[1]	Detroit City School District GO	5.250%	5/1/2029	3,860	4,146
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2027	500	512
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2028	500	523
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2029	500	532
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2030	2,000	2,163
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2031	2,690	2,949
	Detroit MI GO	5.000%	4/1/2030	475	503
[5]	Detroit MI Regional Convention Facility Authority Special Tax Revenue TOB VRDO	3.670%	5/7/2026	32,075	32,075
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2026	500	504
48

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2027	625	644
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2028	500	526
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2029	1,250	1,338
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2030	1,635	1,777
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2031	1,500	1,650
	Grand Rapids Economic Development Corp. Health, Hospital, Nursing Home Revenue (Beacon Hill at Eastgate Project)	4.125%	11/1/2030	5,875	5,877
	Grand Rapids Economic Development Corp. Health, Hospital, Nursing Home Revenue (Beacon Hill at Eastgate Project)	4.250%	11/1/2030	7,875	7,877
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	800	819
[2]	Grandville Public Schools GO	5.000%	5/1/2026	620	620
[2]	Grandville Public Schools GO	5.000%	5/1/2027	655	666
[2]	Grandville Public Schools GO	5.000%	5/1/2028	740	765
[2]	Grandville Public Schools GO	5.000%	5/1/2029	790	830
[2]	Grandville Public Schools GO	5.000%	5/1/2030	825	877
[2]	Grandville Public Schools GO	5.000%	5/1/2031	860	924
[5]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	3.720%	5/7/2026	8,475	8,475
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	5,000	5,019
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	1,745	1,793
[13]	Howell Public Schools GO	5.000%	5/1/2030	500	542
[13]	Howell Public Schools GO	5.000%	5/1/2031	650	716
[13]	Howell Public Schools GO	5.000%	5/1/2032	700	781
	Ingham County Building Authority Lease Revenue	2.000%	5/1/2026	3,275	3,275
	Ingham County Building Authority Lease Revenue	2.000%	5/1/2027	3,350	3,293
[5]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	3.900%	8/15/2031	755	745
[5]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.250%	8/15/2031	1,610	1,593
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,045	2,047
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	1,490	1,491
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	3,330	3,331
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	2,345	2,346
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2031	1,000	1,029
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2028	1,500	1,585
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2029	1,380	1,486
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2030	1,325	1,449
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2031	1,000	1,107
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,890	1,946
[13]	L'Anse Creuse Public Schools GO	5.000%	5/1/2027	100	102
[13]	L'Anse Creuse Public Schools GO	5.000%	5/1/2028	60	63
[13]	L'Anse Creuse Public Schools GO	5.000%	5/1/2029	100	107
[13]	L'Anse Creuse Public Schools GO	5.000%	5/1/2030	85	92
[13]	L'Anse Creuse Public Schools GO	5.000%	5/1/2031	200	221
[13]	L'Anse Creuse Public Schools GO	5.000%	5/1/2032	190	212
[13]	L'Anse Creuse Public Schools GO	5.000%	5/1/2033	225	254
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	2.000%	7/1/2026	740	740
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	2,115	2,329
[1]	Livonia Public Schools GO	5.000%	5/1/2029	525	558
[1]	Livonia Public Schools GO	5.000%	5/1/2030	1,050	1,135
	Michigan Finance Authority College & University Revenue	4.000%	2/1/2027	55	55
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2029	50	52
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2026	480	480
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,250	1,267
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2026	2,125	2,133
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2028	2,000	2,087
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2028	1,450	1,465
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2029	2,175	2,305
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,000	1,024
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2030	2,810	3,019
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,000	1,010
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,500	1,514
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	10,165	10,175
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/2026	25,440	25,449
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/2026	9,535	9,545
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	12/1/2027	45,000	45,241
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/2028	8,170	7,799
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/2028	10,480	10,027
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	2,825	2,945
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	5/15/2026	1,870	1,871
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	2,965	3,198
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2030	3,115	3,417
49

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal swap Index Yield + 0.750%	4.370%	4/15/2047	500	499
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2031	1,755	1,935
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	800	891
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	625	701
	Michigan Finance Authority Revenue	5.000%	3/1/2031	12,420	13,453
[5]	Michigan Finance Authority Revenue PUT	3.875%	2/1/2028	12,000	12,003
	Michigan Finance Authority Revenue PUT	3.750%	12/1/2038	15,000	15,395
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2026	3,160	3,165
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	3,200	3,274
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,450	3,658
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2034	2,400	2,444
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	4,165	4,205
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2027	3,500	3,622
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2028	2,700	2,858
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2029	5,000	5,401
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2030	5,900	6,433
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2031	10,000	11,084
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2032	13,000	14,597
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	680	696
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,000	1,062
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	5,390	5,740
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	1,600	1,726
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,825	1,886
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,250	1,366
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,780	1,945
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	2,000	2,028
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	1,260	1,391
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	3,810	4,207
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	350	354
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	1,355	1,397
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	2,475	2,755
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	6,975	7,707
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	9,055	10,080
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	8,410	9,205
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/2027	3,375	3,486
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2028	645	661
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2027	5,915	5,915
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.375%	12/1/2028	665	667
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.700%	4/1/2030	34,450	34,451
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	10/1/2030	32,105	31,907
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	10/1/2031	37,470	37,420
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2031	1,500	1,660
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2048	1,155	1,154
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2048	430	431
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/2049	7,295	7,332
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2049	4,970	5,010
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/2050	5,305	5,294
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2053	10,030	10,429
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/2053	13,355	14,066
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/2053	48,560	52,116
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	18,055	19,273
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2054	26,805	28,901
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	21,745	23,742
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	22,385	24,715
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	27,810	30,601
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2056	13,075	14,527
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	2.670%	10/1/2026	610	609
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	2.670%	10/1/2026	690	689
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Home Flats At 28 West Project) PUT	2.700%	10/1/2028	4,695	4,646
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Lee Plaza Apartments Project) PUT	5.000%	6/1/2027	15,000	15,306
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Midblock Apartments Project) PUT	5.000%	3/1/2028	18,000	18,653
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2026	6,311	6,311
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	8,500	8,513
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	9,925	10,033
50

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2027	3,875	3,884
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2027	1,750	1,746
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.950%	11/1/2028	950	947
[5]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.650%	5/7/2026	1,935	1,935
[13]	Milan Area Schools GO	5.000%	5/1/2026	2,010	2,010
	Oakland University College & University Revenue	5.000%	3/1/2027	905	922
	Oakland University College & University Revenue	5.000%	3/1/2027	250	255
	Oakland University College & University Revenue	5.000%	3/1/2028	800	833
	Oakland University College & University Revenue	5.000%	3/1/2029	1,000	1,062
	Oakland University College & University Revenue	5.000%	3/1/2030	1,000	1,078
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,003
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,019
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,000	1,041
					850,453
Minnesota (1.1%)
	Burnsville MN GO	2.750%	12/20/2030	225	219
	Burnsville MN GO	2.950%	12/20/2032	1,175	1,160
	Chaska MN GO	3.000%	2/1/2030	220	220
	Chisago City MN GO	2.500%	2/1/2030	375	362
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2026	400	401
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2026	360	359
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2027	375	384
	Duluth Independent School District No. 709 COP	4.000%	2/1/2027	600	600
	Duluth Independent School District No. 709 GO	0.000%	2/1/2031	780	670
	Duluth Independent School District No. 709 GO	0.000%	2/1/2032	790	653
	Duluth Independent School District No. 709 GO	0.000%	2/1/2033	870	691
	Faribault MN GO	2.750%	12/15/2030	320	312
	Hennepin County Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	915	917
	Lake Elmo MN GO	3.000%	2/1/2027	1,230	1,229
	Lake Elmo MN GO	3.000%	2/1/2029	1,295	1,300
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,350	1,350
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	1,230	1,243
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	700	707
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	500	505
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,380	1,381
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,000	1,000
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,225	2,226
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,395	1,438
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	525	525
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,000	1,026
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	29,000	30,341
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	36,220	38,942
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,910	1,931
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	565	571
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,000	1,020
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	1,285	1,363
	Minnesota Agricultural & Economic Development Board CP	2.450%	7/7/2026	35,000	34,986
[3]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	450	471
[3]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	800	849
[3]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,345	1,466
[3]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	5,885	6,462
	Minnesota GO	5.000%	8/1/2029	22,710	24,445
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2026	300	302
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2029	765	787
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	3,375	3,426
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	1,835	1,928
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2027	2,100	2,104
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	8/1/2027	4,425	4,448
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	220	220
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2048	810	812
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/2049	2,710	2,739
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	2,125	2,119
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,128	1,125
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	3,300	3,299
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2053	1,610	1,709
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/2053	2,710	2,857
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	980	1,048
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2054	2,920	3,154
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	1,495	1,662
51

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,860	3,206
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	11,520	12,684
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	2,765	3,106
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2027	250	254
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2028	290	298
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2029	850	880
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2030	1,740	1,810
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2031	1,330	1,384
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	56,415	57,279
[4]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.432%	12/1/2052	32,900	32,829
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/2033	2,155	2,157
	Mora Independent School District No. 332 GO	2.500%	2/1/2030	340	330
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/2028	13,500	13,544
	North Mankato MN GO	2.650%	12/1/2029	385	375
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	1,800	1,896
	Prior Lake MN GO	3.000%	12/15/2030	685	680
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/2028	475	485
	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	3.250%	5/1/2026	10,000	10,000
	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	3.300%	5/1/2026	10,000	10,000
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	2,185	2,186
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	3,000	3,001
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2027	100	98
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2029	175	161
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2030	315	280
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2031	120	103
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2032	165	136
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2033	235	186
	St. Louis Park MN GO	2.500%	2/1/2030	725	703
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,895	1,914
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,750	2,867
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,565	3,780
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,585	2,782
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,800	1,840
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,410	3,716
	Washington County Community Development Agency Local or Guaranteed Housing Revenue (Red Rock Manor Project) PUT	3.150%	8/1/2028	745	746
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/2028	2,020	1,904
	Woodbury Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	1,250	1,253
					378,317
Mississippi (0.3%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,195	3,200
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,785	2,789
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,000	2,002
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	13,835	13,772
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/2026	1,625	1,610
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/2028	2,050	2,050
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/2026	2,025	2,036
[5]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2026	425	426
[5]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2027	900	909
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2028	500	519
[5]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2028	950	966
[5]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2029	1,000	1,022
[1]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/2030	1,810	1,816
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2031	2,895	3,176
	Mississippi Development Bank Special Obligation Revenue	4.000%	6/1/2034	500	503
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2028	1,605	1,667
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2029	4,455	4,728
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	3,410	3,687
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2031	2,410	2,644
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2026	225	226
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2027	400	409
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2028	315	328
52

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2028	1,450	1,506
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2029	3,000	3,184
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2030	3,000	3,244
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2031	5,000	5,485
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2027	1,345	1,347
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2028	1,255	1,257
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2030	5,365	5,374
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2031	4,900	4,908
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2032	1,000	1,044
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2034	450	467
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.300%	12/1/2029	515	520
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	6/1/2030	1,065	1,075
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	12/1/2030	1,010	1,019
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	6/1/2031	500	512
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	12/1/2031	575	589
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	6/1/2032	1,145	1,151
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	12/1/2032	730	733
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	6.250%	12/1/2055	2,400	2,682
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	3.050%	5/1/2027	1,535	1,535
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	840	846
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2030	345	364
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	11,860	11,990
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2029	3,560	3,815
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2030	2,540	2,767
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2028	250	263
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2029	165	177
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2030	300	327
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2031	250	277
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/2032	405	407
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2033	2,095	2,113
	Warren County MS Industrial Revenue	4.000%	9/1/2032	4,400	4,500
					115,963
Missouri (1.4%)
	Brentwood MO COP	4.000%	10/1/2026	215	216
	Brentwood MO COP	4.000%	10/1/2027	270	272
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	3,620	3,698
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,400	1,424
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	3,625	3,777
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,000	1,017
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	3,840	4,067
	Center MO School District No. 58 GO	4.000%	3/1/2031	1,025	1,034
	Columbia MO Sewerage System Sewer Revenue	3.500%	10/1/2029	975	975
	Fort Osage School District No. R-1 COP	2.750%	4/1/2027	19,255	19,216
	Franklin County MO COP	4.000%	11/1/2026	475	478
	Hannibal IDA Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	560	564
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2028	5,500	5,517
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2029	4,000	4,013
[5]	Jackson County MO Special Obligation Revenue TOB VRDO	3.790%	5/7/2026	6,500	6,500
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,065	1,082
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,170	1,213
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	1,200	1,266
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	1,585	1,697
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,000	1,083
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	2,840	3,100
	Kansas City MO GO	5.000%	2/1/2028	350	365
	Kansas City MO GO	5.000%	2/1/2029	475	505
	Kansas City MO GO	5.000%	2/1/2030	200	217
	Kansas City MO GO	5.000%	2/1/2031	300	330
	Kansas City MO School District COP	5.000%	4/1/2028	1,565	1,627
	Kansas City MO School District COP	5.000%	4/1/2029	1,645	1,744
	Kansas City MO School District COP	5.000%	4/1/2030	1,680	1,809
	Kansas City MO School District COP	5.000%	4/1/2031	3,625	3,963
	Kansas City MO School District COP	5.000%	4/1/2032	3,805	4,220
	Kansas City MO School District COP	5.000%	4/1/2033	1,995	2,237
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2029	1,150	1,224
53

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2032	4,570	5,068
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2033	3,735	4,188
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2028	1,200	1,253
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2029	1,000	1,064
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2030	1,350	1,462
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2026	650	655
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2027	1,780	1,834
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2029	2,235	2,395
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	6,945	7,035
	Ladue School District GO	3.000%	3/1/2029	2,950	2,958
	Lindbergh School District GO	0.000%	3/1/2028	2,000	1,896
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2030	4,080	4,464
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2031	11,260	12,529
[5]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	3.770%	5/7/2026	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	950	975
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,200	1,202
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	945	955
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	555	561
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	250	253
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,690	1,724
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,075	1,109
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	515	529
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	10,645	11,097
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,555	2,666
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,700	1,786
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	2,040	2,043
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	650	675
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,100	1,156
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,875	3,053
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,850	1,976
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	21,020	22,385
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,780	1,927
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	2,495	2,498
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,030	1,032
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,300	2,517
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,000	1,050
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,825	4,205
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,390	3,736
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	25,900	28,974
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	3,245	3,396
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	2,500	2,503
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	710	794
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2027	760	769
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2029	440	449
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2029	595	620
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	1,185	1,186
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	49,155	49,155
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	22,745	23,601
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	5/1/2026	33,980	33,980
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	5/1/2026	13,720	13,720
[3]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	5/1/2026	6,625	6,625
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	5/1/2026	8,375	8,375
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.620%	5/7/2026	9,940	9,940
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	4.750%	5/1/2049	1,815	1,833
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	880	877
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/2051	2,045	2,030
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/2052	3,440	3,427
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/2053	2,715	2,812
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/2053	2,310	2,451
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/2032	1,500	1,515
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2030	1,100	1,185
54

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2031	1,360	1,488
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2032	1,230	1,364
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2033	1,045	1,172
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2030	1,000	1,076
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2031	900	981
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2032	1,250	1,378
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2033	1,660	1,847
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2027	1,080	1,095
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2028	1,325	1,371
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2029	2,750	2,907
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2030	2,000	2,152
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2031	2,550	2,781
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2032	1,640	1,808
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/2028	1,590	1,647
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2030	6,740	7,366
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2031	9,000	9,971
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2033	11,350	11,362
	North Kansas City School District No. 74 GO	3.000%	3/1/2030	1,610	1,601
[3]	Poplar Bluff MO Tax Increment/Allocation Revenue	4.500%	11/1/2035	600	597
[5]	Poplar Bluff MO Tax Increment/Allocation Revenue	5.125%	11/1/2035	1,905	1,907
	Raymore MO Tax Increment/Allocation Revenue (Raymore Galleria Project)	5.375%	5/1/2028	645	646
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/2028	750	778
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/2029	2,470	2,602
	Springfield MO Special Obligation Revenue	4.000%	5/1/2027	705	706
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2027	1,000	1,035
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2028	1,025	1,084
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2030	1,055	1,155
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2031	1,125	1,248
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2032	1,750	1,961
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2033	1,000	1,130
	St. Charles County School District No. R-IV Wentzville COP	4.000%	4/1/2032	1,810	1,810
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,000	1,004
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	450	455
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	630	649
	St. Louis Land Clearance for Redevelopment Authority Miscellaneous Revenue	3.875%	10/1/2035	3,680	3,698
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.150%	4/1/2028	1,450	1,452
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2026	1,500	1,505
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2026	1,335	1,326
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2027	1,335	1,281
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2028	1,515	1,405
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2029	1,515	1,355
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2030	1,515	1,303
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2026	1,155	1,147
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2027	1,155	1,109
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2028	1,310	1,215
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2029	1,310	1,172
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2030	1,310	1,127
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/2031	1,785	1,497
					495,619
Montana (0.2%)
	Flathead County MT GO	5.000%	7/1/2031	450	498
	Flathead County MT GO	5.000%	7/1/2032	500	560
	Flathead County MT GO	5.000%	7/1/2033	505	573
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	14,745	14,969
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	30,525	30,527
	Kalispell MT Health, Hospital, Nursing Home Revenue (Immanuel Living at Buffalo Hill Project)	4.250%	5/15/2030	2,110	2,115
	Missoula MT Water System Water Revenue	5.000%	7/1/2031	1,740	1,813
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2054	940	1,013
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2055	1,660	1,824
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2056	2,770	3,039
	Montana Board of Housing Local or Guaranteed Housing Revenue (Hidden Creek 4 Project) PUT	3.050%	5/1/2029	975	975
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/2028	1,835	1,843
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	3,205	3,254
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	620	662
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	3,600	3,653
55

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,500	1,522
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,085	1,100
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	1,320	1,337
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,034
					72,311
Multiple States (0.9%)
[4,5,9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.362%	12/15/2028	5,510	5,510
[9]	Freddie Mac Pool	2.650%	4/1/2029	323	313
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.070%	5/1/2026	55,060	55,060
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.070%	5/1/2026	127,700	127,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.070%	5/1/2026	110,740	110,740
[5,14]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.160%	5/7/2026	13,700	13,700
					313,023
Nebraska (1.0%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	880	885
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2027	1,425	1,453
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	50	51
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	3,550	3,700
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2030	9,375	9,822
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	88,395	93,005
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	34,240	35,828
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	68,460	73,245
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	800	808
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	500	515
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	550	586
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	500	540
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	600	658
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	580	586
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	350	367
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	655	707
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	615	675
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2029	500	531
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2030	1,255	1,353
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2031	1,900	2,071
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2032	3,000	3,280
	Gretna Public Schools GO	5.000%	12/15/2027	3,495	3,504
	Lancaster County School District 001 GO	4.000%	1/15/2032	1,315	1,327
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	1,950	1,963
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2026	1,190	1,199
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/2027	1,815	1,847
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2027	1,695	1,744
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/2029	1,710	1,636
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/2045	3,480	3,431
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/2045	35	35
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,160	1,139
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	3/1/2055	1,400	1,566
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	2,135	2,366
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2027	3,490	3,492
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	5,960	6,195
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2030	6,510	7,014
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2031	1,530	1,531
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2031	10,640	11,641
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2031	20,200	22,068
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2032	3,225	3,571
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2032	3,650	4,042
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2033	2,420	2,709
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2033	3,625	4,058
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2034	4,900	5,544
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2034	4,630	5,238
	Omaha NE GO	5.000%	4/15/2028	1,225	1,283
	Omaha NE GO	6.000%	4/15/2029	1,375	1,511
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	6,525	6,547
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2028	2,165	2,248
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2029	4,000	4,239
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2030	3,500	3,776
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2031	3,250	3,558
	Sarpy County NE GO	2.000%	6/1/2028	2,295	2,226
					354,914
56

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2030	1,500	1,527
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2032	815	828
	Clark County NV GO	5.000%	12/1/2031	1,085	1,148
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2027	1,000	1,024
	Clark County School District GO	5.000%	6/15/2026	6,930	6,942
	Clark County School District GO	5.000%	6/15/2029	1,430	1,481
[1]	Clark County School District GO	4.000%	6/15/2033	10,390	10,472
	Clark County Water Reclamation District GO	4.000%	7/1/2032	1,250	1,252
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2029	695	744
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2030	950	1,034
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2031	1,480	1,634
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2032	3,810	3,818
[5]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	3.740%	5/7/2026	10,170	10,170
	Las Vegas NV Special Improvement District No. 812 Special Assessment Revenue	5.000%	12/1/2028	1,255	1,256
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/2029	190	190
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/2030	95	95
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/2027	250	246
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/2029	195	187
	Las Vegas Valley Water District GO	5.000%	6/1/2031	2,430	2,435
	Las Vegas Valley Water District GO	5.000%	6/1/2032	1,500	1,503
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2032	1,220	1,247
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/2052	2,195	2,292
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	750	767
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	10,455	10,477
[3]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	4,000	4,000
[1]	North Las Vegas NV GO	5.000%	6/1/2026	3,095	3,101
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/2026	165	165
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2026	290	290
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2027	195	197
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2028	215	219
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2029	325	333
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2030	360	370
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2031	345	355
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2032	245	253
[1]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/2026	500	501
	Reno Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	6/1/2027	600	601
	Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.875%	6/15/2028	1,085	1,089
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	5,065	5,117
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	1,000	1,010
	Washoe County NV School District GO	5.000%	6/1/2027	125	125
	Washoe County NV School District GO	4.000%	6/1/2031	1,825	1,846
					82,341
New Hampshire (0.7%)
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue PUT	4.150%	10/1/2034	10,293	10,309
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2026	950	959
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	200	201
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	995	997
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	650	666
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	575	578
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	750	781
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	895	902
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	500	529
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	2,125	2,171
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	25,080	25,082
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/2033	622	622
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Megatel Projects)	0.000%	12/15/2033	10,000	5,760
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/2030	8,124	8,123
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Forestar Group Houston-Area Projects)	6.500%	12/1/2034	9,150	9,172
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	2,475	2,481
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.950%	12/1/2031	765	766
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	6.000%	12/1/2031	1,125	1,127
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.875%	12/1/2032	715	716
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	7,000	7,007
57

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/2030	8,970	8,973
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	11,080	11,056
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Astro Sunterra Project)	0.000%	12/15/2034	4,325	2,481
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	1,860	1,861
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Wild Flower Project)	0.000%	12/15/2033	3,619	2,292
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/2032	980	979
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	14,555	14,765
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	5,284	5,439
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.125%	3/1/2036	14,158	13,884
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	3/1/2036	2,176	2,147
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.125%	3/1/2036	20,336	20,482
[5]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	2,703	2,699
	New Hampshire Business Finance Authority Revenue	4.000%	10/15/2035	7,980	7,882
	New Hampshire GO	5.000%	4/1/2028	3,600	3,770
	New Hampshire GO	5.000%	4/1/2029	3,600	3,852
	New Hampshire GO	3.000%	11/1/2029	1,170	1,170
	New Hampshire GO	5.000%	4/1/2030	3,600	3,927
	New Hampshire GO	5.000%	4/1/2031	3,600	3,992
	New Hampshire GO	5.000%	4/1/2032	3,600	4,047
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,970	2,975
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	3,190	3,196
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,840	2,845
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,780	2,785
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	585	590
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	900	925
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,185	1,240
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	6,530	6,577
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,240	1,316
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,610	2,806
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	2,740	2,980
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	3.750%	7/1/2027	2,595	2,619
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2027	1,575	1,612
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2027	975	998
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/2026	1,250	1,251
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/2027	900	901
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.200%	1/1/2028	1,635	1,636
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2053	780	828
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2057	14,575	16,547
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.500%	1/1/2057	5,825	6,731
					256,005
New Jersey (3.9%)
	Belleville NJ BAN GO	3.750%	7/7/2026	2,430	2,432
[2]	Belleville Township NJ GO	3.000%	2/1/2027	1,665	1,665
	Bergen County NJ GO	3.000%	12/1/2026	2,110	2,112
	Bergen County NJ GO	3.000%	12/1/2032	1,750	1,745
[1]	Buena Regional School District GO	2.000%	6/1/2026	1,050	1,048
[1]	Buena Regional School District GO	2.000%	6/1/2027	1,375	1,351
[1]	Buena Regional School District GO	2.000%	6/1/2028	1,400	1,358
[1]	Buena Regional School District GO	2.000%	6/1/2029	1,425	1,362
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	500	505
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	250	252
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	375	386
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	150	155
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	500	526
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	175	184
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	500	535
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	275	294
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	550	597
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	290	315
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	815	896
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	320	352
	Cherry Hill Township School District GO	3.000%	8/1/2030	11,805	11,855
[1]	Clifton Board of Education GO	2.000%	8/15/2027	1,915	1,879
[1]	Clifton Board of Education GO	2.000%	8/15/2028	2,975	2,882
[1]	Clifton Board of Education GO	2.000%	8/15/2029	5,570	5,320
[1]	Clifton Board of Education GO	2.000%	8/15/2030	5,985	5,627
	Colts Neck Township NJ BAN GO	4.000%	1/14/2027	1,190	1,199
	Evesham Township NJ BAN GO	4.000%	9/14/2026	4,500	4,519
58

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Hawthorne NJ School District GO	3.000%	9/1/2031	1,350	1,351
	Margate City NJ GO	3.000%	8/1/2029	155	155
	Medford Township NJ BAN GO	3.750%	9/23/2026	3,320	3,332
	Mendham Township NJ GO BAN	4.000%	10/23/2026	3,165	3,181
	Middle Township NJ BAN GO	4.000%	9/1/2026	3,635	3,648
	Moorestown Township School District GO	1.000%	8/1/2027	1,260	1,227
	Moorestown Township School District GO	1.750%	8/1/2028	1,290	1,254
	Moorestown Township School District GO	2.000%	8/1/2029	2,210	2,140
	Moorestown Township School District GO	2.000%	8/1/2030	2,200	2,097
	Moorestown Township School District GO	2.000%	8/1/2031	2,150	2,015
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2028	1,030	1,038
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2029	2,440	2,458
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	5,735	5,738
[1]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/2026	1,250	1,243
[11]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/2026	2,310	2,318
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	15,000	15,127
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	9,000	9,010
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	10,520	10,746
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	8,495	8,694
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2029	3,505	3,485
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/2030	3,000	2,988
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	9,600	9,513
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	5,555	5,578
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	5,535	5,619
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	11/1/2035	670	716
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2026	19,000	19,145
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2029	1,360	1,402
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2034	1,500	1,536
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/2029	1,080	1,080
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	5,000	5,012
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2027	3,000	3,072
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	12,000	12,473
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	20,155	20,365
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2027	1,000	1,032
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2026	1,100	1,111
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2027	1,300	1,342
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2029	1,775	1,909
[2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2028	5,015	5,216
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.000%	6/15/2029	1,065	1,097
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2027	760	763
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	820	823
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	600	602
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2027	3,320	3,388
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2028	2,720	2,858
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2028	5,240	5,286
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2029	4,000	4,034
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2032	8,075	8,137
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	2,885	2,895
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	2,500	2,509
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	685	687
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	1,230	1,232
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	510	510
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	270	271
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	525	526
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	2,020	2,027
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	2,000	2,004
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	2,830	2,838
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	405	406
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	1,840	1,844
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	4,000	4,011
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	3,000	3,006
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	1,260	1,262
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	29,480	32,393
[1]	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/2026	70	70
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2027	830	855
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	750	789
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	1,870	2,006
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2026	1,000	1,007
59

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2027	1,000	1,031
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2028	1,750	1,842
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2029	2,000	2,146
	New Jersey GO	2.000%	6/1/2026	2,000	1,998
	New Jersey GO	5.000%	6/1/2027	30,000	30,769
	New Jersey GO	2.000%	6/1/2028	17,990	17,506
	New Jersey GO	5.000%	6/1/2028	15,000	15,765
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2030	225	234
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2031	1,160	1,204
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2032	1,065	1,104
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2033	2,000	2,069
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,605	2,609
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,800	1,832
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	460	461
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,530	3,536
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	875	881
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	480	489
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,685	3,751
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,270	1,274
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	505	522
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	7,690	7,960
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,535	1,540
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,410	3,435
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,550	3,563
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	530	555
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	8,010	8,408
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	25,000	26,604
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	6,515	6,520
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,003
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	555	587
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	15,000	16,220
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,200	2,203
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,500	1,505
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,615	2,680
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,062
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	15,000	16,440
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	1,000	1,001
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	13,135	13,182
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	1,000	1,004
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2026	1,135	1,144
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2027	3,000	3,088
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2028	2,150	2,261
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2029	1,150	1,232
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/2026	1,000	1,008
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/2030	2,990	3,253
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2026	3,500	3,541
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2026	6,015	6,014
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.900%	11/1/2027	2,145	2,134
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,350	1,355
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,610	1,612
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	5/1/2028	1,675	1,669
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	930	941
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2029	45,810	45,843
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.100%	11/1/2030	3,190	3,165
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2048	3,960	4,017
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2050	4,170	4,233
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	15,500	15,479
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/2053	20,400	21,831
60

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	4,085	4,236
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	4,770	5,319
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	1,955	1,955
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (701 Newark Avenue Project) PUT	3.150%	12/1/2028	1,000	1,002
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	7/1/2028	500	501
[4]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.820%	5/1/2048	10,100	10,114
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	1,000	1,003
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	3,010	2,957
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	14,995	14,730
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	13,250	13,422
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	22,550	22,843
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	16,130	16,173
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	1,605	1,646
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	33,345	31,848
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	16,235	16,279
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	4,320	4,332
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,335	1,400
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	1,865	1,727
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	8,675	8,035
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	8,195	7,590
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	36,420	36,518
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	3,415	3,652
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	46,265	41,575
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	5,510	4,943
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	24,895	24,960
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	10,825	10,853
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	29,695	25,778
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	1,605	1,393
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	28,480	28,552
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	3,330	2,793
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	10,220	8,571
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	5,045	5,157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	760	816
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	1,765	1,431
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	2,630	2,762
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	7,065	7,403
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2026	390	390
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	3,200	3,371
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2032	5,355	5,629
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	24,810	27,707
[5,6]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	3.650%	5/7/2026	10,925	10,925
[5,6]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	3.650%	5/7/2026	5,945	5,945
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	2,500	2,020
[10,15]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	1,530	1,504
[11,15]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2027	940	898
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	3,000	3,046
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	8,300	8,504
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	17,500	18,187
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	25,000	26,550
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	1,285	1,338
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	21,000	22,738
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	11,380	12,322
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	1,235	1,309
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	25,000	27,493
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	1,550	1,668
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	13,695	15,279
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,830	3,157
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,120	2,312
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	3,375	3,812
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	850	937
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	945	1,050
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	475	530
	Newark NJ BAN GO	4.000%	9/23/2026	8,490	8,521
	Orange Township NJ BAN GO	4.000%	3/17/2027	9,675	9,745
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/2034	280	290
	Paterson NJ GO	4.750%	3/1/2027	15,000	15,002
	Pemberton Township NJ BAN GO	4.000%	5/21/2026	1,790	1,791
61

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Perth Amboy NJ GO	3.000%	3/15/2028	2,400	2,404
	Plainfield NJ BAN GO	4.000%	8/5/2026	8,890	8,915
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2026	1,090	1,101
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2028	1,000	1,059
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2029	1,000	1,080
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	1,000	1,077
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	1,000	1,098
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2031	1,000	1,114
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	4,750	4,758
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,025	1,049
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	1,165	1,214
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,041
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	500	520
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	2,745	2,847
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,400	2,489
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,000	1,036
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	475	490
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,620	1,671
	Toms River Board of Education GO	2.000%	7/15/2027	1,810	1,762
[1]	Trenton NJ GO	2.000%	7/15/2026	2,135	2,129
[1]	Trenton NJ GO	2.000%	7/15/2027	1,080	1,065
[1]	Trenton NJ GO	2.000%	7/15/2028	1,090	1,051
[1]	Union City NJ GO	2.250%	8/1/2026	500	499
	Verona Township Board of Education GO	2.000%	3/1/2027	1,500	1,475
[1]	Vineland NJ GO	3.000%	10/1/2028	585	586
	West Orange NJ BAN GO	3.750%	11/3/2026	25,600	25,717
					1,338,654
New Mexico (0.7%)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	3.000%	7/1/2026	1,000	999
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/2026	1,000	1,006
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	0.875%	10/1/2026	3,465	3,433
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	4,565	4,668
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/2029	19,615	18,366
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	5,020	5,133
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	6,565	6,712
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	12,580	11,779
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	22,020	20,618
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	13,530	13,749
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/2026	3,385	3,392
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	4.000%	6/1/2030	2,565	2,568
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,160	1,161
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,500	1,525
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,150	1,181
[5,6]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/7/2026	5,265	5,265
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,545	1,538
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2051	545	536
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/2051	2,325	2,314
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2052	825	811
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/2053	1,160	1,225
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	6.250%	9/1/2053	785	857
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/2057	15,835	17,324
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	9/1/2026	955	955
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2026	2,605	2,605
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2026	4,000	4,000
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	98,440	104,636
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	10,000	10,721
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	4,220	4,232
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	3.750%	5/1/2028	1,015	1,009
					254,318
New York (12.5%)
[4,5]	2026 Loan Holding-1 Revenue, SIFMA Municipal Swap Index yield + 0.880%	4.500%	10/1/2027	42,500	42,245
	Albany NY BAN GO	4.000%	3/19/2027	31,970	32,235
	Alden Central School District GO	2.750%	6/15/2029	465	450
[5]	Austin TX Water & Wastewater System Water Revenue TOB VRDO	3.650%	5/7/2026	2,000	2,000
	Averill Park Central School District BAN GO	4.000%	6/18/2026	6,972	6,982
	Avon Central School District BAN GO	4.000%	6/26/2026	3,490	3,494
[11]	Avon Central School District GO	2.500%	6/15/2030	595	558
62

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Shore Union Free School District GO	3.500%	6/18/2026	8,250	8,256
	Bayport-Blue Point Union Free School District GO	4.000%	6/24/2026	4,650	4,658
	Binghamton City School District BAN GO	4.000%	6/26/2026	3,970	3,976
	Board of Cooperative Educational Services for the Sole Supervisory District Miscellaneous Revenue RAN	4.250%	6/19/2026	4,200	4,204
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2026	3,250	3,258
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2027	7,350	7,421
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2028	4,900	4,948
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/2029	1,750	1,760
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	510	530
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	1,860	1,867
	Brunswick Central School District BAN GO	4.000%	6/25/2026	7,579	7,591
	Brutus NY BAN GO	4.000%	1/20/2027	1,660	1,666
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2026	650	650
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2027	350	350
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2028	1,130	1,130
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2029	245	245
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2026	100	100
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2027	200	201
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2028	200	199
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2029	330	328
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2029	500	526
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2030	510	544
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	460	500
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2030	1,200	1,290
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2031	2,110	2,295
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	4.250%	6/15/2035	925	918
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	10,785	10,718
[5]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2031	22,005	21,869
[5]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/2031	2,405	2,205
	Canandaigua NY City School District GO	2.500%	6/15/2030	445	425
	Chautauqua County Capital Resource Corp. Electric Power & Light Revenue (NRG Energy Project) PUT	4.250%	4/3/2028	3,300	3,351
[1]	Cheektowaga-Maryvale Union Free School District GO	2.375%	6/15/2030	615	572
	Chenango Forks Central School District BAN GO	4.000%	6/25/2026	2,355	2,358
	Cold Spring Harbor Central School District GO	3.500%	6/24/2026	2,500	2,502
	Colonie NY GO	1.000%	3/1/2028	1,600	1,535
	Colonie NY GO	1.000%	3/1/2029	800	749
	Colonie NY GO	1.000%	3/1/2030	1,620	1,480
	Colonie NY GO	1.500%	3/1/2031	2,965	2,713
	Connetquot Central School District of Islip GO	3.250%	6/24/2026	1,000	1,000
	Cortland Enlarged City School District BAN GO	4.000%	7/10/2026	9,010	9,022
[1]	Cuba-Rushford Central School District GO	2.750%	6/15/2029	460	444
[1]	Dolgeville Central School District GO	2.500%	6/15/2030	605	568
	Downsville Central School District BAN GO	4.000%	9/30/2026	3,448	3,465
	Duanesburg Central School District BAN GO	4.000%	6/24/2026	4,985	4,993
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	430	431
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	175	176
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	530	532
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	1,000	1,021
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	200	204
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	560	572
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	200	208
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	685	712
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	390	411
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	405	433
63

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,965	1,970
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	405	406
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,170	2,247
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2029	715	697
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	985	987
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,220	3,356
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,775	1,847
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	110	110
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,765	1,767
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2029	20,000	21,626
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	60,000	66,105
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	8,260	8,497
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2028	17,475	18,267
	Empire State Development Corp. Intergovernmental Agreement Revenue, ETM	5.000%	3/15/2029	7,050	7,531
	Farmingdale Union Free School District GO	3.375%	5/29/2026	4,500	4,502
	Fayetteville-Manlius Central School District BAN GO	4.000%	6/26/2026	14,625	14,648
	Frontier Central School District BAN GO	4.000%	6/25/2026	8,800	8,815
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	400	411
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	665	695
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	500	529
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	600	641
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2027	400	406
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2029	125	132
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2030	325	348
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2032	860	941
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2033	890	982
[2]	Greenville Central School District GO	2.250%	6/15/2029	530	499
[1]	Greenwich Central School District GO	2.250%	6/15/2029	435	410
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2028	490	509
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/2027	790	791
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2026	320	321
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2027	335	341
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	955	974
	Hempstead Union Free School District BAN GO	4.000%	7/9/2026	22,660	22,704
	Hempstead Union Free School District RAN GO	4.000%	6/30/2026	9,570	9,585
[2]	Hendrick Hudson Central School District GO	2.125%	4/15/2030	225	208
	Herricks Union Free School District GO	4.000%	6/18/2026	1,500	1,502
	Horseheads Central School District BAN GO	4.000%	6/25/2026	40,500	40,563
	Hyde Park Central NY School District GO	2.500%	6/15/2029	420	402
	Ithaca NY BAN GO	4.250%	2/12/2027	3,300	3,318
	Johnson City NY BAN GO	4.000%	6/18/2026	6,885	6,888
	Kingston City School District BAN GO	4.000%	7/2/2026	1,000	1,002
	Livonia Central School District BAN GO	4.000%	6/25/2026	10,000	10,015
	Long Beach NY BAN GO	4.000%	9/25/2026	4,910	4,932
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	2,250	2,326
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	9,100	9,634
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	2,250	2,382
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	18,000	19,459
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	30,725	30,532
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/2027	10,300	10,449
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	30,785	30,804
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	12,175	12,151
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	21,900	21,598
[6]	Long Island Power Authority Electric Power & Light Revenue VRDO	3.600%	5/6/2026	2,000	2,000
	Longwood Central School District Suffolk County GO	4.000%	6/18/2026	9,000	9,012
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2032	4,835	4,895
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2033	3,690	3,822
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	10,000	9,996
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	5,630	5,700
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	350	354
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	455	461
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	18,075	18,301
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	6,540	6,779
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	875	907
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,735	1,754
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	2,885	2,917
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	350	354
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	2,660	2,710
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,515	3,671
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,390	1,405
64

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,020	1,031
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	265	286
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	43,470	46,910
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	3,265	3,299
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	2,500	2,605
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	3,000	3,287
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	535	586
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	21,350	23,394
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	8,665	9,015
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	4,000	4,039
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	2,500	2,502
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,950	4,386
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	4,965	5,513
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	25,300	28,094
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	5,770	4,640
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	8,300	8,439
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	1,980	1,988
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	15,400	17,290
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	5,525	6,203
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	7,155	7,420
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	13,570	15,370
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	23,690	25,330
[2,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.740%	5/7/2026	5,000	5,000
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	3.600%	5/7/2026	7,448	7,448
	Middle Country Central School District At Centereach GO	3.000%	8/15/2030	3,250	3,250
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/2029	4,820	4,828
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,045
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,045
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	1,605	1,621
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2027	1,825	1,876
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2028	445	465
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2033	245	258
	Moravia Central School District BAN GO	3.750%	6/25/2026	2,875	2,879
	Mount Sinai Union Free School District GO	4.000%	6/25/2026	5,575	5,583
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,000	3,007
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,003
[1]	Nassau County NY GO	5.000%	7/1/2026	1,000	1,004
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	3,450	3,927
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.850%	5/1/2026	665	665
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.350%	11/1/2029	1,410	1,293
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.550%	11/1/2030	1,250	1,146
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/2030	1,065	992
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/2030	1,090	1,027
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.600%	5/1/2031	1,390	1,222
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.950%	11/1/2031	1,020	919
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/2031	6,130	5,993
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	1,840	1,872
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	8,135	8,138
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	14,350	14,355
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	19,495	19,500
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	3,500	3,527
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	25,575	25,740
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	29,805	30,078
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	6,200	6,287
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	12,150	12,155
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	4,960	4,979
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	10,475	10,522
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	32,915	33,281
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	10,260	10,426
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/2029	6,865	6,588
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	65,045	65,291
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2030	3,750	3,739
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	9,770	9,716
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	16,665	16,569
[5,6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	14,895	14,895
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/2027	2,250	2,281
65

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/2029	3,950	4,171
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/2030	3,250	3,491
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	1,180	1,270
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2031	4,000	4,147
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	3.600%	5/1/2026	1,230	1,230
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	19,065	20,273
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	2,180	2,388
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	10,000	11,119
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	2,000	2,254
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	22,305	25,143
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	2,460	2,472
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	1,310	1,345
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	10,835	12,085
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	11,165	12,453
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	11,000	12,440
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	12,185	13,780
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2033	10,780	12,333
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2033	12,250	14,014
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2026	5,705	5,705
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	20,000	20,712
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	6,500	6,731
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,500	1,587
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	10,000	10,582
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	27,700	29,312
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	2,345	2,349
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	1,695	1,811
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	6,930	7,404
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	130	139
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	17,000	18,341
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	8,025	8,658
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	5,000	5,394
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	7,035	7,590
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	7,775	8,388
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,595	4,957
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	11,960	12,903
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	5,310	5,781
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	4,500	4,899
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	2,375	2,585
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	11,000	12,073
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	10,825	11,881
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	21,000	23,048
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	7,000	7,683
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	2,530	2,777
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	9,000	9,878
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	5,505	6,042
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	1,000	1,023
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	5,000	5,530
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	6,810	7,531
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	2,500	2,513
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	20,930	23,313
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	17,330	19,303
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	8,200	9,134
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	7,500	8,354
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	15,000	16,708
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	1,920	1,923
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	3,355	3,752
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	11,675	13,057
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	10,285	11,503
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,465	1,497
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	8,000	9,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,630	4,084
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	7,400	8,325
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	16,190	18,215
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	15,290	15,545
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	5,000	5,110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	5,010	5,661
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	4,405	4,525
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	2,915	3,044
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	30,000	34,063
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.650%	5/7/2026	800	800
66

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.550%	5/7/2026	35,040	35,040
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.600%	5/7/2026	31,770	31,770
[6]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.620%	5/7/2026	27,515	27,515
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2030	13,145	14,284
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2032	4,185	4,638
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2026	100	100
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2027	1,500	1,427
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2027	5,135	5,159
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2028	3,650	3,655
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2030	1,355	1,357
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2031	1,000	1,001
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2032	1,590	1,251
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2033	4,655	4,660
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2034	1,000	1,001
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	4.020%	5/7/2026	5,200	5,200
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	48,385	49,817
[5]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	5,040	5,044
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	25,385	24,440
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	13,485	12,728
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	27,735	26,056
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.450%	11/15/2029	5,250	4,774
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/2030	4,700	4,217
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/2031	3,000	2,658
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.000%	4/1/2027	610	596
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.000%	4/1/2027	1,380	1,359
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.100%	10/1/2027	750	734
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2027	1,000	1,030
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.300%	4/1/2028	1,250	1,192
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/2028	585	572
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	10/1/2028	1,020	994
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2028	1,000	1,051
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.450%	4/1/2029	3,960	3,718
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.550%	4/1/2029	1,375	1,294
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.150%	4/1/2029	1,265	1,227
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2029	1,000	1,070
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	4/1/2030	1,225	1,167
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.000%	4/1/2040	185	185
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	9,310	9,645
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	7,855	7,717
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2050	2,305	2,293
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2051	11,580	11,455
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2052	2,980	2,976
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.250%	10/1/2056	1,440	1,613
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	3.600%	5/6/2026	1,000	1,000
	New York NY GO	5.000%	8/1/2026	5	5
	New York NY GO	5.000%	8/1/2026	1,000	1,006
	New York NY GO	5.000%	8/1/2027	5	5
	New York NY GO	5.000%	8/1/2027	1,000	1,029
	New York NY GO	5.000%	8/1/2027	6,000	6,176
	New York NY GO	5.000%	8/1/2027	6,525	6,716
[1]	New York NY GO	5.000%	10/1/2027	16,530	17,117
	New York NY GO	5.000%	8/1/2028	10,455	10,989
	New York NY GO	5.000%	8/1/2028	4,115	4,325
	New York NY GO	5.000%	8/1/2028	1,000	1,051
	New York NY GO	5.000%	8/1/2028	5,000	5,255
	New York NY GO	5.000%	8/1/2028	1,050	1,104
	New York NY GO	5.000%	8/1/2028	7,490	7,872
	New York NY GO	5.000%	9/1/2028	6,050	6,370
	New York NY GO	5.000%	4/1/2029	2,000	2,130
	New York NY GO	5.000%	4/1/2029	5,000	5,381
	New York NY GO	5.000%	8/1/2029	1,215	1,302
	New York NY GO	5.000%	8/1/2029	12,765	13,678
	New York NY GO	5.000%	8/1/2029	1,050	1,125
	New York NY GO	5.000%	8/1/2029	7,545	8,085
	New York NY GO	5.000%	8/1/2029	15,000	16,073
	New York NY GO	5.000%	9/1/2029	5,000	5,366
	New York NY GO	5.000%	4/1/2030	1,000	1,084
	New York NY GO	5.000%	4/1/2030	11,950	12,953
	New York NY GO	5.000%	8/1/2030	2,825	2,827
	New York NY GO	5.000%	8/1/2030	1,640	1,787
67

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/2030	1,500	1,635
	New York NY GO	5.000%	8/1/2030	1,000	1,090
	New York NY GO	5.000%	8/1/2030	5,000	5,449
	New York NY GO	5.000%	8/1/2030	420	445
	New York NY GO	5.000%	8/1/2030	18,480	20,138
	New York NY GO	5.000%	8/1/2030	1,575	1,716
	New York NY GO	5.000%	8/1/2030	8,755	9,541
	New York NY GO	5.000%	8/1/2030	7,000	7,628
	New York NY GO	5.000%	8/1/2030	23,080	25,151
	New York NY GO	5.000%	9/1/2030	5,000	5,456
	New York NY GO	5.000%	11/1/2030	3,065	3,353
	New York NY GO	5.000%	4/1/2031	3,405	3,743
	New York NY GO	5.000%	8/1/2031	28,590	31,570
	New York NY GO	5.000%	8/1/2031	20,000	22,085
	New York NY GO	5.000%	8/1/2031	2,850	3,147
	New York NY GO	5.000%	8/1/2031	16,015	17,684
	New York NY GO	5.000%	9/1/2031	1,550	1,713
	New York NY GO	5.000%	10/1/2031	15,145	16,761
	New York NY GO	5.000%	1/1/2032	3,790	3,997
	New York NY GO	5.000%	8/1/2032	3,000	3,015
	New York NY GO	5.000%	8/1/2032	15,375	17,191
	New York NY GO	5.000%	8/1/2032	6,320	7,066
	New York NY GO	5.000%	8/1/2032	9,625	10,762
	New York NY GO	5.000%	8/1/2032	13,290	14,860
	New York NY GO	5.000%	8/1/2033	4,530	5,115
	New York NY GO	5.000%	8/1/2033	15,730	17,762
	New York NY GO	5.000%	12/1/2033	1,000	1,049
	New York NY GO	5.000%	8/1/2034	14,745	16,790
[5,6]	New York NY GO TOB VRDO	3.650%	5/7/2026	13,325	13,325
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2030	2,720	3,021
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	3,800	3,799
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	550	552
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	350	351
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2027	1,875	1,909
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	755	772
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	3,510	3,517
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,130	1,176
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	33,440	34,827
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,000	1,043
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2028	1,140	1,176
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2029	2,050	2,153
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	2,715	2,720
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	500	529
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	7,400	7,917
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2030	2,250	2,398
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	4,900	4,909
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	7,830	8,524
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	850	912
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,000	1,093
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2031	1,415	1,524
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	9,000	9,017
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,775	1,926
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,000	1,109
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,500	1,657
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	2,000	2,191
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	1,000	1,124
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	1,350	1,511
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,325	1,327
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2026	1,195	1,199
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2027	1,865	1,887
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2028	2,960	2,994
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2029	1,450	1,466
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2030	515	521
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2031	2,430	2,455
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2032	2,000	2,020
	New York State Dormitory Authority College & University Revenue VRDO	4.400%	5/7/2026	13,900	13,900
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	700	700
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	5,325	5,346
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	585	590
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	300	300
68

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,000	1,002
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,225	1,228
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,870	1,901
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	3,850	3,919
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,490	1,496
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	6,840	7,075
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	4,805	4,976
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,200	1,200
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	400	402
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	6,220	6,434
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,700	2,832
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	500	526
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	11,980	12,368
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,870	1,987
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	595	632
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	945	1,017
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	4,345	4,481
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	300	315
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	536
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2032	3,830	4,254
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,305	2,496
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	750	770
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	580	628
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	750	808
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,425	2,635
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2026	7,000	7,000
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/2028	18,730	18,035
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	5,000	5,344
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	11,055	12,285
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	2,900	3,032
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	1,350	1,411
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	9,900	10,776
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	10,015	10,901
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	11,035	11,223
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	10,500	11,605
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	5,000	5,031
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	5,475	5,622
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	10,000	10,641
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	11,900	13,308
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,330	5,960
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2033	4,880	4,912
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	2,295	2,309
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	1,000	1,008
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	16,615	18,791
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	7,110	8,041
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	1,000	1,010
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,400	2,485
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	3,090	3,277
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	5,000	5,299
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	300	325
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	5,000	5,415
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	1,550	1,599
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	2,000	2,206
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	18,350	20,562
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	2,700	2,796
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	1,500	1,503
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	1,405	1,452
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2028	1,500	1,579
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2028	1,465	1,542
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	1,220	1,312
[5,6]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	3.650%	5/7/2026	1,140	1,140
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2029	12,500	13,382
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	19,500	21,300
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	8,255	8,425
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	29,165	32,417
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	36,465	41,157
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	4,150	4,219
69

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/2029	2,500	2,515
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,195	4,274
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,070	4,147
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,690	4,779
	New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/2034	6,750	6,750
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	1,975	1,977
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	5,900	5,914
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	3,135	3,150
	New York State Housing Finance Agency Income Tax Revenue PUT	3.450%	12/15/2030	350	353
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/2030	1,395	1,335
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/2032	2,245	2,245
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/2027	23,260	22,655
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	7,050	6,998
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	845	845
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	1,000	1,000
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	19,705	19,705
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	1,310	1,310
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/2028	40	40
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	200	200
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	11,950	11,954
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	27,530	27,597
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2029	8,995	9,022
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	6,290	6,300
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	48,800	48,938
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	3,550	3,565
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	21,250	21,257
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	28,660	28,665
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	11,230	11,256
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	5/1/2030	780	779
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	5/1/2030	1,620	1,620
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2030	19,155	19,173
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.300%	5/1/2030	1,540	1,546
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	6,470	6,518
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	30,750	30,780
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	940	940
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2031	12,840	12,869
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	23,295	23,378
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	33,310	33,489
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	7,190	7,248
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	13,585	13,688
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	985	985
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.650%	5/7/2026	2,145	2,145
[2,5,6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.720%	5/7/2026	15,865	15,865
[5,6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	25,840	25,840
[5,6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	14,600	14,600
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.970%	5/7/2026	22,500	22,500
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2026	3,675	3,719
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2027	3,085	3,188
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2028	2,085	2,197
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2029	1,000	1,072
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2030	4,160	4,524
	Norwich City School District BAN GO	4.000%	6/25/2026	8,765	8,777
[5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.070%	5/1/2026	24,600	24,600
	Odessa-Montour Central School District BAN GO	4.000%	8/27/2026	4,000	4,014
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	5.000%	7/1/2029	1,105	1,117
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/2026	305	309
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/2027	840	867
	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (UTICA College Project)	5.000%	7/1/2028	525	529
	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (UTICA College Project)	5.000%	7/1/2030	580	585
	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (UTICA College Project)	5.000%	7/1/2031	500	503
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2027	565	575
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2029	625	653
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2032	230	244
70

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2032	600	685
[1]	Oriskany Central School District GO	2.375%	6/15/2030	285	267
	Oswego City School District BAN GO	4.000%	6/25/2026	9,330	9,343
[1]	Oyster Bay NY GO	2.000%	3/1/2027	5,045	5,002
[1]	Oyster Bay NY GO	2.000%	3/1/2028	5,145	5,061
[1]	Oyster Bay NY GO	2.000%	3/1/2029	5,250	5,023
	Peekskill City School District BAN GO	3.750%	6/26/2026	4,500	4,506
	Penn Yan Central School District BAN GO	4.000%	6/25/2026	7,210	7,222
	Pleasantville NY Union Free School District GO	2.500%	4/15/2029	270	262
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	4,655	4,693
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2026	13,785	13,978
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/2026	510	511
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2027	6,750	6,908
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2027	7,890	8,196
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	5,000	5,208
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2030	5,745	6,116
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2032	1,000	1,126
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2033	1,025	1,170
	Poughkeepsie School District BAN GO	4.000%	6/23/2026	6,600	6,610
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	10,000	10,267
	Rocky Point Union Free School District GO	3.750%	6/24/2026	1,060	1,061
	Sanford NY BAN GO	4.625%	3/12/2027	2,000	2,019
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (WSWHE Boces Project)	5.000%	7/1/2031	200	224
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (WSWHE Boces Project)	5.000%	7/1/2032	225	256
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (WSWHE Boces Project)	5.000%	7/1/2033	335	388
[5,6]	Sleepy Hollow Local Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	9,928	9,928
	South Country Central School District at Brookhaven GO	4.125%	5/29/2026	10,350	10,360
[1]	Southern Cayuga Central School District GO	2.750%	6/15/2029	210	205
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2028	200	201
	Starpoint Central School District BAN GO	4.000%	6/26/2026	2,985	2,989
[2]	Suffolk County NY GO	4.000%	4/1/2032	4,780	4,819
[2]	Suffolk County NY GO	3.000%	6/15/2032	4,000	3,956
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,200	1,202
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,059
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,500	1,614
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,095	1,195
[5,6]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	4.020%	5/7/2026	43,010	43,010
[5,6]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	4.020%	5/7/2026	47,450	47,450
	Thousand Islands Central School District BAN GO	4.000%	6/26/2026	3,440	3,444
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/2026	400	400
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2026	450	450
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2027	455	456
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2028	460	463
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2029	470	475
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	2,000	1,738
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	8,700	8,970
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	3,265	3,385
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	30,000	31,550
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2028	1,000	1,064
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2029	505	549
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	15,995	17,475
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2030	1,500	1,660
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	3/1/2028	30,000	31,304
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	11,655	11,651
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	25,385	25,406
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2028	27,135	26,445
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.650%	5/7/2026	1,100	1,100
[5]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.500%	5/1/2026	1,665	1,665
[5]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.650%	5/7/2026	2,080	2,080
[6]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	3.600%	5/7/2026	21,835	21,835
[3]	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2032	250	274
[3]	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2033	1,000	1,107
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/2026	150	150
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/2027	1,350	1,352
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2027	2,325	2,387
	Troy NY BAN GO	4.000%	7/24/2026	6,645	6,662
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2026	4,990	4,998
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,780	2,840
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	4,025	4,111
71

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	4,900	5,000
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,980	4,050
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,000	1,017
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2033	6,790	6,895
	Utica NY BAN GO	4.000%	8/28/2026	4,280	4,293
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	15,000	15,045
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	12,875	13,071
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	15,000	15,995
	Valhalla Union Free School District GO	2.750%	10/15/2030	260	251
	Valley Central School District BAN GO	4.000%	6/17/2026	2,345	2,348
	Valley Stream NY GO	5.250%	4/16/2027	1,300	1,317
	Vestal Fire District BAN GO	4.000%	8/7/2026	3,735	3,743
	Vestal NY Central School District BAN GO	4.000%	6/26/2026	4,950	4,958
	Waverly Central School District BAN GO	4.000%	7/10/2026	2,265	2,268
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,920	1,916
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,185	1,179
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	2,430	2,431
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,110	1,111
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	12,000	12,504
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,000	1,002
	Whitesboro Central School District BAN GO	4.000%	6/26/2026	7,714	7,727
[1]	Yonkers NY GO	5.000%	9/1/2030	4,365	4,369
					4,330,590
North Carolina (0.9%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	11,195	11,391
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	7,695	7,722
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/2027	3,680	3,708
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	10,850	11,451
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	9,345	8,835
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	5,970	6,561
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	2,100	2,092
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	3.450%	10/1/2031	1,400	1,395
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2028	5,000	5,057
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	2,030	2,034
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,595	1,596
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2029	1,485	1,491
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2027	100	102
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2028	520	538
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2029	540	568
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2031	595	639
	Forsyth County NC GO	3.000%	5/1/2029	2,535	2,535
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2030	600	652
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2031	805	889
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2032	1,210	1,345
[5,6]	Holly Spring North Carolina Enterprises System Water Revenue TOB VRDO	3.650%	5/7/2026	1,055	1,055
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	8,160	8,226
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,710	9,769
	Inlivian Local or Guaranteed Housing Revenue PUT	3.300%	11/1/2028	2,000	2,014
	Mecklenburg County NC GO	4.000%	4/1/2029	5,000	5,062
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	2,665	2,755
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/2026	275	275
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	6/1/2026	9,500	9,496
	North Carolina Central University College & University Revenue	5.000%	10/1/2026	2,120	2,123
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	7/1/2029	1,835	1,720
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	7/1/2031	1,015	942
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	705	706
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/2047	2,135	2,148
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2050	2,545	2,556
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	5,485	5,513
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	5,990	6,350
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	5,445	5,825
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	8,760	9,313
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,510	2,841
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2057	13,770	15,671
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2027	1,000	1,008
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	2,760	2,864
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	2,280	2,282
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	700	702
72

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.550%	9/1/2026	1,575	1,568
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2026	865	865
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,545	1,563
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	565	565
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	750	769
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2027	900	904
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	600	604
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,000	1,005
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.250%	10/1/2028	175	175
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.400%	10/1/2029	1,125	1,128
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	625	627
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,190	2,320
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.200%	11/1/2030	8,495	8,454
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.450%	11/1/2030	1,565	1,557
[3]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.350%	1/1/2031	1,825	1,822
[3]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.600%	1/1/2031	1,500	1,498
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,335	1,341
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,805	1,928
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	2,425	2,608
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	3,500	3,501
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/2028	365	366
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/2029	135	135
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/2034	390	412
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	42,780	45,850
[5]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	5/7/2026	5,000	5,000
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	1,645	1,655
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/2028	750	686
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	3,210	3,252
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,080	1,093
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,887
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	720	722
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	3/1/2029	3,075	3,063
[5,6]	Raleigh NC Housing Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	5,145	5,145
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,305	2,309
	Union County NC Enterprise System Water Revenue	1.375%	6/1/2030	4,235	3,850
[4]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 1.050%	3.488%	12/1/2041	30,000	30,082
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	3.610%	5/7/2026	1,690	1,690
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	7,980	8,067
	Wilmington Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2028	1,725	1,724
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2027	80	82
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2028	415	431
					327,120
North Dakota (0.2%)
	Bismarck ND GO	3.000%	5/1/2028	755	753
	Bismarck ND GO	3.000%	5/1/2029	725	724
	Bismarck ND Water Revenue	3.000%	4/1/2028	520	518
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	6,685	6,686
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	135	136
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	200	202
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,260	1,287
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	200	205
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,750	2,842
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	250	262
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	675	717
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,500	1,576
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	700	753
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	735	776
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	650	706
	Horace ND GO	5.000%	5/1/2027	475	483
	Horace ND GO	5.000%	5/1/2029	670	699
	Horace ND GO	5.000%	5/1/2030	530	560
	Horace ND GO	5.000%	5/1/2033	610	658
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	1/1/2030	1,315	1,267
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2053	5,595	5,653
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/2053	2,740	2,836
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	3,000	3,284
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	1,380	1,509
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortgage Finance Program)	3.500%	7/1/2046	635	633
73

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortgage Finance Program)	4.000%	7/1/2047	265	265
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/2053	2,925	3,094
[4]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) VRDO	3.600%	5/7/2026	24,900	24,900
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,765	1,774
	West Fargo ND GO	4.000%	5/1/2027	425	425
	Williston Basin School District No. 7 GO	5.000%	8/1/2028	1,230	1,290
	Williston Basin School District No. 7 GO	5.000%	8/1/2029	1,290	1,376
	Williston Basin School District No. 7 GO	5.000%	8/1/2030	1,355	1,469
					70,318
Ohio (2.2%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	375	379
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	650	672
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	700	739
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	700	753
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	500	506
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	575	582
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	985	1,019
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	230	248
	Akron OH Income Tax Revenue	4.000%	12/1/2026	620	624
	Akron OH Income Tax Revenue	4.000%	12/1/2026	935	941
	Akron OH Income Tax Revenue	5.000%	12/1/2030	505	511
	Akron OH Income Tax Revenue	5.000%	12/1/2031	1,000	1,001
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,000	1,022
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	4,000	4,141
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/2027	19,945	20,443
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	30,435	33,098
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2028	185	192
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2031	450	490
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2032	210	231
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2033	225	249
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	6,890	7,150
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	4,750	5,046
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,715	1,760
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	4,230	4,334
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	6,090	6,361
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,000	3,189
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	6,090	6,580
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	2,240	2,417
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	5,880	6,330
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,000	1,073
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	2,680	2,846
[10]	Butler County OH GO	5.250%	12/1/2026	540	546
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	4,015	4,037
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,340	1,374
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/2029	3,950	3,803
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,625	1,657
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	1,000	994
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	4,100	4,174
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	4,040	4,109
	Cleveland OH GO	2.000%	12/1/2027	460	452
	Cleveland OH GO	2.000%	12/1/2028	615	597
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2027	555	568
	Cleveland State University College & University Revenue	5.000%	6/1/2028	515	516
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2028	500	522
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2029	650	691
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2030	545	589
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2031	635	695
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2032	720	797
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2033	750	836
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2027	1,980	2,021
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2028	1,385	1,438
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2029	2,910	3,067
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2027	125	128
74

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2028	155	162
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2029	175	186
[2]	Cloverleaf Local School District COP	4.000%	12/1/2028	220	225
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2027	300	303
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2029	250	254
[3]	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Demorest Townhomes II Project)	4.000%	5/1/2034	1,460	1,454
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	2,315	2,292
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	4.000%	12/1/2035	4,960	4,877
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2030	650	700
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2031	600	657
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2032	575	636
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	3,500	3,527
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.190%	6/1/2029	4,620	4,637
[5]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Easton Project)	5.000%	6/1/2028	6,210	6,305
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,000	1,007
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.320%	6/1/2026	4,535	4,537
	Dayton-Montgomery County Port Authority Local or Guaranteed Housing Revenue (Hom Flats at Forest Project) PUT	3.200%	7/1/2029	4,300	4,319
[5]	Delaware County Port Authority College & University Revenue (Ohio Wesleyan University Project)	5.000%	8/1/2035	1,835	1,973
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue	5.000%	12/1/2033	1,000	1,030
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	970	972
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,015	1,023
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,065	1,081
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	265	267
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	875	880
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	4,255	4,341
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	3,140	3,148
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/6/2026	21,845	21,845
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/7/2026	39,340	39,340
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2026	500	502
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	10,000	10,301
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2027	600	613
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	720	746
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	325	340
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	600	637
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	390	411
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,135	1,214
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,660	1,755
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,460	2,641
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	1,740	1,847
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2032	1,480	1,481
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	3,000	3,018
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2032	3,000	3,016
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2026	2,250	2,280
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2028	1,750	1,858
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2030	1,000	1,101
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2027	1,845	1,875
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	8,550	9,065
	Little Miami Local School District GO	5.000%	11/1/2031	490	491
	Lorain County OH BAN GO	4.000%	4/21/2027	2,625	2,646
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.220%	6/1/2028	1,300	1,302
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.100%	4/1/2029	965	966
[2]	Lorain OH GO	4.000%	12/1/2026	350	352
[2]	Lorain OH GO	4.000%	12/1/2027	350	357
[2]	Lorain OH GO	4.000%	12/1/2028	280	287
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	100	100
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	500	502
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	785	801
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	300	306
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	610	632
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	345	361
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,560	1,634
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	4,940	4,983
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,115	1,141
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	5,000	5,128
75

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/2028	1,800	1,733
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	600	626
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	625	663
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	725	751
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/2033	5,100	5,104
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2027	100	103
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2028	220	230
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	4.375%	12/1/2030	260	263
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	5.000%	12/1/2035	750	788
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	11,960	12,071
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	20,745	20,438
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	12,255	12,185
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/2027	10,500	10,592
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	3.500%	4/1/2030	6,825	6,849
	Ohio GO	5.000%	5/1/2029	1,000	1,072
	Ohio GO	5.000%	5/1/2030	1,000	1,091
	Ohio GO	5.000%	11/1/2030	20,000	22,009
	Ohio GO	5.000%	5/1/2031	1,530	1,696
	Ohio GO	5.000%	11/1/2031	15,000	16,745
	Ohio GO	5.000%	5/1/2032	12,440	13,969
	Ohio GO	5.000%	11/1/2032	8,500	9,604
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	145	146
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2027	500	506
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	295	301
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2028	1,190	1,208
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	15,555	16,474
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2030	6,030	6,452
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	15,550	17,236
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,025	1,078
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	500	524
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,000	1,044
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	5,235	5,728
[5,6]	Ohio Health, Hospital, Nursing Home Revenue PUT TOB	3.800%	7/16/2026	3,250	3,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.850%	5/1/2026	8,305	8,305
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/2026	1,535	1,538
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2027	650	658
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2028	680	695
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2029	715	735
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2031	795	818
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2027	700	704
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2028	375	385
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2029	450	465
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2030	1,000	1,041
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2031	645	673
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2026	350	351
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2027	735	739
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2028	400	410
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2026	100	101
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2028	395	408
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	3.000%	11/1/2028	655	630
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2034	1,645	1,648
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2029	1,440	1,465
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2034	2,000	2,014
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2027	500	508
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2028	525	546
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2029	1,105	1,168
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2027	150	152
76

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2028	300	312
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2029	200	212
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2030	625	673
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2031	250	273
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2032	650	718
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2033	1,100	1,227
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2016 Project)	5.000%	5/1/2029	315	314
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/2027	175	178
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/2033	135	141
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2026	515	515
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	145	147
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2028	180	185
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2029	170	177
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2030	275	289
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2031	280	297
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/2026	6,000	5,930
[4]	Ohio Higher Educational Facility Commission College & University Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.850%	12/1/2042	5,000	4,980
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	180	180
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	930	931
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	185	187
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	1,000	1,009
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	190	193
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	1,000	1,016
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	400	409
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,000	1,024
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	515	546
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/6/2026	24,000	24,000
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	9/1/2048	3,235	3,262
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,190	1,173
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/2052	4,680	4,854
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/2053	3,040	3,209
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	3/1/2055	7,585	8,285
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,305	3,585
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	9,890	10,822
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	1,605	1,766
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	7,680	8,607
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Community Pendleton Project) PUT	3.400%	2/1/2028	1,210	1,214
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Marsh Run Homes Project) PUT	3.200%	2/1/2029	4,200	4,218
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	1,985	1,966
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	2,585	2,940
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Nelson Park Apartments Project) PUT	5.000%	3/1/2028	16,000	16,531
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	5,530	5,566
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/2027	1,600	1,606
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Tyler’s Creek Apartments Project) PUT	3.150%	2/1/2030	1,570	1,569
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	6,824	6,845
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	1,930	1,935
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	11,250	11,534
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.680%	7/1/2028	255	252
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	10/1/2028	645	639
[5,6]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.670%	5/7/2026	3,122	3,122
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	9,425	9,557
	Reading Community City School District GO	3.000%	11/1/2030	590	590
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,155	1,166
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	545	559
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	2,840	2,843
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	2,490	2,493
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,455	1,456
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	1,860	1,861
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	5,920	5,924
77

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2026	925	931
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2027	970	987
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2028	725	745
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2032	275	298
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2033	125	137
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2034	265	291
	Summit County Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2029	2,100	2,084
[1]	Toledo OH GO	5.000%	12/1/2030	1,200	1,305
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue (CHF - Toledo LLC - University of Toledo Project)	5.000%	7/1/2029	1,845	1,845
	University of Akron College & University Revenue	4.000%	1/1/2027	2,875	2,893
	University of Akron College & University Revenue	5.000%	1/1/2029	4,570	4,574
	University of Akron College & University Revenue	5.000%	1/1/2030	4,515	4,519
	University of Akron College & University Revenue	5.000%	1/1/2031	1,590	1,591
	University of Akron College & University Revenue	5.000%	1/1/2032	120	120
	University of Akron College & University Revenue	5.000%	1/1/2032	800	802
	University of Akron College & University Revenue, ETM	4.000%	1/1/2027	125	126
	University of Akron College & University Revenue, Prere.	5.000%	7/1/2026	515	517
[5]	University of Toledo College & University Revenue TOB VRDO	3.600%	5/1/2026	4,285	4,285
[4,5]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.469%	6/1/2036	930	921
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	800	802
[2]	Wright State University College & University Revenue	5.000%	5/1/2027	545	556
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2027	375	382
					754,615
Oklahoma (0.6%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/2030	1,045	1,127
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/2031	2,260	2,467
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2034	400	408
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2026	1,150	1,154
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2027	1,040	1,065
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2029	900	957
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2031	1,150	1,258
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2032	900	995
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2033	1,000	1,116
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2029	1,310	1,317
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2030	1,070	1,076
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	4.000%	9/1/2030	2,000	2,022
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,745	2,388
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	5,130	4,409
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	2,120	1,779
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/2032	1,145	1,147
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	700	752
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2030	515	563
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2030	9,810	10,716
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2031	600	665
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2032	700	785
[5]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue TOB VRDO	3.650%	5/7/2026	3,165	3,165
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2026	650	653
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	1,175	1,193
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	680	698
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	810	840
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	1,000	1,045
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	1,125	1,177
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2032	2,875	3,015
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2033	3,850	4,042
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2029	1,000	1,071
[3]	Oklahoma County Independent School District No. 1 Putnam City GO	3.125%	5/1/2028	16,000	16,040
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2028	15,250	15,698
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2029	15,750	16,394
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2030	13,250	13,916
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2028	22,260	22,848
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,805	1,806
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	2,005	2,007
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,250	1,252
78

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	900	902
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2026	2,400	2,408
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2027	2,645	2,691
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2028	4,400	4,523
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2029	1,200	1,233
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2033	4,480	4,576
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Astoria Creek Project) PUT	3.150%	2/1/2028	1,475	1,476
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	6.000%	9/1/2057	1,210	1,359
	Oklahoma Housing Finance Agency Local Or Guaranteed Housing Revenue (Trinity Trails Project) PUT	3.200%	4/1/2028	750	750
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2029	6,900	6,895
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2032	525	581
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2033	750	839
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,000	2,215
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2033	1,000	1,000
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/2026	200	200
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/2027	1,010	1,020
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/2029	275	282
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	105	107
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	175	181
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	160	167
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	190	201
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	195	208
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2032	160	171
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2033	245	264
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/2026	1,030	1,032
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2028	600	609
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2029	400	406
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2030	1,210	1,249
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2031	4,720	4,884
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2026	400	403
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2027	330	339
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2028	470	493
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2029	575	614
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2030	805	873
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2031	1,705	1,871
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2032	2,545	2,822
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/2031	1,500	1,508
	University of Oklahoma College & University Revenue	5.000%	7/1/2027	740	760
	University of Oklahoma College & University Revenue	5.000%	7/1/2028	500	502
	University of Oklahoma College & University Revenue	5.000%	7/1/2028	665	699
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2029	1,205	1,289
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2030	735	799
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2031	2,200	2,426
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2032	1,500	1,675
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2033	1,400	1,580
					206,108
Oregon (0.7%)
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.200%	11/15/2029	745	744
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.450%	11/15/2030	320	320
	Benton & Polk School District No. 17J GO	0.000%	6/15/2029	2,500	2,256
	Clackamas Community College District GO	5.000%	6/15/2029	625	671
	Clackamas Community College District GO	5.000%	6/15/2031	1,000	1,113
	Clackamas Community College District GO	5.000%	6/15/2032	1,000	1,129
	Clackamas Community College District GO	5.000%	6/15/2033	1,240	1,417
	Clackamas Community College District GO	5.000%	6/15/2034	1,115	1,287
	Clackamas County School District No. 115 GO	0.000%	6/15/2027	3,575	3,464
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	0.000%	6/15/2028	1,250	1,172
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	303
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	300	307
	Forest Grove OR College & University Revenue	5.000%	5/1/2026	335	335
	Forest Grove OR College & University Revenue	5.000%	5/1/2028	1,255	1,286
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2026	1,945	1,957
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2027	1,040	1,069
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2032	1,475	1,582
[5]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.740%	5/7/2026	4,000	4,000
	Morrow County School District No. 1 GO	5.000%	6/15/2033	500	571
	Multnomah County OR GO	5.000%	6/15/2027	25,000	25,689
	Multnomah County School District No. 1J Portland GO	3.000%	6/15/2032	5,815	5,736
	Multnomah County School District No. 40 GO	0.000%	6/15/2027	500	483
79

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Multnomah County School District No. 40 GO	0.000%	6/15/2028	500	469
	Multnomah County School District No. 40 GO	0.000%	6/15/2029	500	454
	Multnomah County School District No. 40 GO	0.000%	6/15/2030	500	438
	Multnomah-Clackamas OR Counties Riverdale School District No. 51JT GO	0.000%	6/15/2030	1,210	1,062
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2027	1,000	1,025
	Oregon (Article XI-F(1) Projects) GO	5.000%	8/1/2031	1,425	1,590
	Oregon (Article XI-F1 Project) GO	5.000%	8/1/2030	2,060	2,261
	Oregon (Article XI-F1 Project) GO	5.000%	8/1/2032	800	904
	Oregon (Article XI-G Project) GO	5.000%	8/1/2031	1,240	1,383
	Oregon (Article XI-G Project) GO	5.000%	8/1/2032	1,065	1,203
	Oregon (Article XI-G Projects) GO	5.000%	8/1/2030	2,135	2,343
	Oregon City School District No. 62 GO	0.000%	6/15/2027	250	242
	Oregon City School District No. 62 GO	0.000%	6/15/2028	200	189
	Oregon City School District No. 62 GO	0.000%	6/15/2029	230	210
	Oregon City School District No. 62 GO	0.000%	6/15/2030	500	443
	Oregon City School District No. 62 GO	0.000%	6/15/2031	585	500
	Oregon City School District No. 62 GO	0.000%	6/15/2032	625	515
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2027	1,200	1,230
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2028	2,375	2,492
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2029	1,000	1,072
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2030	1,320	1,441
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2031	3,000	3,330
	Oregon GO	4.000%	8/1/2033	1,650	1,667
	Oregon GO	5.000%	12/1/2052	1,030	1,068
	Oregon GO	5.500%	12/1/2053	3,400	3,637
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	10,215	10,851
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	870	875
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/2051	3,505	3,489
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/2051	13,340	13,484
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	5.500%	7/1/2055	13,165	14,310
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	1,385	1,544
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	3,335	3,405
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	4.500%	7/1/2049	3,715	3,724
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Verde Pines Project) PUT	3.100%	2/1/2028	870	871
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2028	1,205	1,207
[5,6]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	1,500	1,500
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	12,430	12,582
	Oregon State Facilities Authority College & University Revenue (University of Portland Projects)	5.000%	4/1/2034	1,235	1,360
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	15,550	16,718
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2026	300	301
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2027	285	291
	Oregon State Lottery Revenue	5.000%	4/1/2029	4,900	5,246
	Oregon State Lottery Revenue	5.000%	4/1/2030	2,310	2,521
	Oregon State Lottery Revenue	5.000%	4/1/2032	2,180	2,452
	Pendleton OR GO	3.000%	6/15/2030	250	248
	Port of Morrow OR GO	4.000%	6/1/2026	170	170
	Port of Morrow OR GO	4.000%	12/1/2026	170	171
	Port of Morrow OR GO	4.000%	6/1/2027	535	541
	Port of Morrow OR GO	4.000%	12/1/2027	240	244
	Port of Morrow OR GO	4.000%	6/1/2028	1,105	1,126
	Port of Morrow OR GO	4.000%	12/1/2028	1,045	1,069
	Portland Community College District GO	5.000%	6/15/2028	1,770	1,775
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/2030	2,975	2,979
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/2030	1,770	1,935
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/2031	10,600	11,768
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2031	3,360	3,749
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2032	2,235	2,524
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/2033	11,435	11,446
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2030	195	197
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2027	5,000	4,839
	Seaside School District No. 10 GO	5.000%	6/15/2031	1,000	1,024
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2026	100	100
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2027	150	152
80

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2028	225	232
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2029	250	260
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2030	320	336
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2026	320	319
	Yamhill County School District No. 40 McMinnville GO	4.000%	6/15/2032	1,000	1,001
					232,995
Pennsylvania (3.7%)
[5,6]	Abington School District GO TOB VRDO	3.870%	5/7/2026	11,225	11,225
	Adams County General Authority College & University Revenue	5.000%	8/15/2026	1,480	1,488
	Adams County General Authority College & University Revenue	5.000%	8/15/2027	1,225	1,254
	Adams County General Authority College & University Revenue	5.000%	8/15/2028	1,635	1,704
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.600%	6/1/2029	610	610
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.900%	6/1/2030	975	973
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2027	530	532
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/2028	1,825	1,894
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2028	1,555	1,568
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2029	1,690	1,707
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2030	900	910
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2031	925	933
[4]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	2.838%	2/1/2033	4,065	4,054
	Allegheny County Higher Education Building Authority College & University Revenue, ETM	5.000%	10/15/2026	90	91
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	1,675	1,736
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	2,000	2,071
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	5,065	5,241
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	8,115	8,566
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	1,920	1,985
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.200%	11/15/2026	2,000	1,993
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	11/15/2047	103,185	102,488
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	1,205	1,271
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2030	350	385
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/2029	600	638
[2]	Allentown City School District GO	3.000%	2/1/2028	100	100
[2]	Allentown City School District GO	5.000%	2/1/2029	2,245	2,343
[2]	Allentown City School District GO	5.000%	2/1/2033	1,785	1,877
[2]	Allentown City School District GO	5.000%	6/1/2035	1,875	1,877
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2026	950	950
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2027	1,950	1,984
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2028	2,345	2,428
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2030	30	32
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2027	2,925	2,974
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	410	424
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	3,795	3,866
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/2032	3,690	3,749
[3]	Bethel Park School District GO	5.000%	8/1/2028	1,590	1,669
[3]	Bethel Park School District GO	5.000%	8/1/2029	1,800	1,926
[3]	Bethel Park School District GO	5.000%	8/1/2030	1,765	1,920
	Bethel Park School District GO	4.000%	8/1/2031	2,500	2,508
[3]	Bethel Park School District GO	5.000%	8/1/2031	900	992
[3]	Bethel Park School District GO	5.000%	8/1/2032	465	518
[3]	Bethel Park School District GO	5.000%	8/1/2033	390	439
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2026	520	523
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2027	1,095	1,121
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2028	455	472
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2029	1,000	1,052
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2030	630	670
[2]	Bristol Township School District GO	5.000%	6/1/2027	545	557
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2026	470	472
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2027	585	591
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2028	785	797
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2029	825	841
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2026	250	251
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2027	550	560
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2028	550	568
81

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2033	2,320	2,461
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2034	2,600	2,749
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Pennswood Village Project)	5.000%	10/1/2030	250	254
[5]	Bucks County Water & Sewer Authority Special Assessment Revenue TOB VRDO	3.740%	5/7/2026	5,600	5,600
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,910	1,910
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,125	2,126
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,185	1,186
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	985	986
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/2026	1,010	1,016
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/2027	2,500	2,509
[5]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/2034	705	737
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/2027	675	676
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2028	880	916
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2029	925	977
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2030	2,560	2,735
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2031	2,685	2,901
	Chichester School District GO	3.000%	10/15/2027	1,605	1,597
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2026	1,585	1,588
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2034	8,000	8,066
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	415	431
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	10,000	10,307
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	125	126
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	22,250	23,978
	Commonwealth of Pennsylvania GO	5.000%	10/1/2029	25,000	26,986
	Commonwealth of Pennsylvania GO	4.000%	1/1/2030	1,705	1,719
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	5,000	5,479
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	10,000	11,129
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	5,000	5,641
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	2,500	2,657
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2027	395	401
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2030	520	547
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2032	510	544
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2033	530	567
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	4.250%	10/15/2026	915	549
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/2034	3,725	2,235
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/2028	355	356
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2031	1,145	1,146
	Delaware County Authority Government Fund/Grant Revenue	5.000%	10/1/2031	1,500	1,500
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2029	5,000	5,138
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/2029	1,270	1,344
[4]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	2.928%	3/1/2057	13,470	13,458
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	580	581
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	1,460	1,462
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	635	636
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	795	801
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	600	605
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	500	504
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2028	850	867
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2028	355	359
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	910	928
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	730	741
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	2,000	2,019
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	1,450	1,462
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	735	748
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	75	76
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2033	1,780	1,724
	Easton Area School District GO	4.000%	4/1/2027	370	375
	Easton Area School District GO	5.000%	4/1/2028	325	326
	Easton Area School District GO	5.000%	2/1/2031	780	798
	Easton Area School District GO	4.000%	4/1/2032	345	346
	Easton Area School District GO	4.000%	4/1/2033	270	269
	Erie County Conventional Center Authority Miscellaneous Revenue	5.000%	1/15/2032	1,910	1,913
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	5.000%	5/1/2028	355	362
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2027	520	523
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2029	1,150	1,155
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2031	1,265	1,269
	Exeter Township School District GO	5.000%	9/1/2030	1,105	1,196
82

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exeter Township School District GO	5.000%	9/1/2031	1,590	1,717
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2026	1,070	1,073
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2027	650	657
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2028	630	641
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2030	910	924
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	4,120	4,368
[5]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/2027	3,135	3,136
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2026	1,165	1,175
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2027	510	524
[2]	Lackawanna County PA GO	4.000%	3/15/2027	500	503
	Lackawanna County PA TRAN GO	3.875%	12/31/2026	10,000	9,978
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	840	851
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2031	605	607
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2026	510	515
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2027	580	596
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2028	970	1,014
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2029	680	722
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	350	376
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2031	370	402
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2032	775	849
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2026	320	323
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2027	445	457
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2028	450	471
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2029	500	531
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2030	500	539
	Lancaster IDA College & University Revenue (P3 FMC Holdings LLC Project)	5.000%	7/1/2026	340	341
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	10,000	10,651
[1]	Lancaster PA GO	5.000%	11/1/2027	795	796
[2]	Lancaster School District GO	5.000%	6/1/2030	250	271
[2]	Lancaster School District GO	5.000%	6/1/2031	250	275
[2]	Lancaster School District GO	5.000%	6/1/2032	375	418
	Lansdale Borough PA GO	2.000%	10/1/2026	300	298
	Latrobe IDA College & University Revenue	5.000%	3/1/2027	150	151
	Latrobe IDA College & University Revenue	5.000%	3/1/2028	150	153
	Latrobe IDA College & University Revenue	5.000%	3/1/2029	175	180
	Latrobe IDA College & University Revenue	5.000%	3/1/2030	125	129
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/2029	1,130	1,139
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2026	285	286
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2027	1,135	1,140
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2028	810	815
[5,6]	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.650%	5/7/2026	33,045	33,045
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,730	3,742
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	4,325	4,420
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	4.750%	5/1/2028	1,935	1,935
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/2026	540	541
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	805	822
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	565	589
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	650	686
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	1,640	1,733
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	440	467
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,355	1,455
	Montgomery County Higher Education & Health Authority College & University Revenue	5.000%	4/1/2027	815	824
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	315	315
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	2,030	2,031
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	750	778
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,000	2,081
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	750	802
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	3,125	3,245
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,925	1,996
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	1,540	1,594
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	1,285	1,328
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2026	1,460	1,470
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2028	1,500	1,565
83

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2031	5,015	5,277
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2032	2,950	3,093
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2033	2,050	2,143
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/2034	5,125	4,951
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2031	325	327
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2033	10	10
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2034	40	40
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	8,360	8,618
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	22,900	23,430
[1]	Moon Area School District GO	5.000%	11/15/2028	1,490	1,574
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	535	535
	New Hope-Solebury School District GO	2.500%	2/15/2030	570	554
[2]	New Kensington-Arnold School District GO	5.000%	5/15/2026	1,015	1,016
[1]	Newport PA School District GO	2.450%	8/15/2029	285	275
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2029	750	810
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2030	2,900	3,186
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,805	1,814
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	2,625	2,845
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,080	1,181
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,640	1,806
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2028	480	480
	Northern York County School District GO	4.000%	11/15/2026	955	960
	Northern York County School District GO	4.000%	11/15/2028	820	843
	Penn Delco School District GO	4.000%	6/1/2027	200	202
	Penn Delco School District GO	4.000%	6/1/2029	350	361
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2026	1,315	1,322
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2028	1,455	1,503
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2030	1,605	1,690
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2032	1,240	1,343
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,125	1,126
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	7,030	7,038
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2026	1,270	1,275
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	300	306
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	370	378
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	435	451
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	500	531
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	500	531
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	485	521
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	5,200	5,672
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	4,000	4,026
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	35,195	38,312
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2031	10,000	10,895
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2031	2,325	2,554
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2032	2,090	2,200
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2033	1,150	1,248
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	14,395	15,392
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	36,070	39,212
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.200%	11/15/2026	1,825	1,821
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	11/15/2047	29,140	29,036
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2027	1,285	1,302
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2028	700	724
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2029	580	611
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2030	500	536
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/2026	13,655	13,466
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2026	1,010	1,010
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2027	350	357
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2027	710	710
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2030	215	215
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	1,240	1,241
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2031	935	935
84

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2032	1,650	1,651
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2033	5,150	5,153
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2033	11,460	12,390
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2033	2,805	2,806
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2034	3,355	3,357
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2034	16,485	17,909
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2035	3,590	3,592
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/2028	4,005	4,005
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2026	500	504
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2027	500	510
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/2027	330	324
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/2027	400	400
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2027	375	386
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	500	520
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	1,175	1,223
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	250	260
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	1,090	1,145
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	260	273
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	750	788
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	325	345
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2029	625	669
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	10/1/2030	750	812
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	4/1/2031	1,665	1,520
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	4/1/2031	1,000	1,083
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	10/1/2031	1,000	1,091
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	4/1/2032	1,160	1,019
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	4/1/2032	750	823
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	10/1/2032	985	1,085
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2046	225	225
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2048	5,175	5,170
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2049	755	753
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2049	1,985	1,965
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2050	2,005	1,979
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2051	935	926
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	3,690	3,580
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2052	8,685	8,798
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	4,555	4,730
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	11,527	12,185
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/2053	3,586	3,810
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	5,655	6,117
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	22,275	24,026
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	2,685	2,904
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	20,400	22,156
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	15,585	17,601
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	15,780	17,893
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	11,410	12,982
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2056	2,075	2,324
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	645	637
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,825	2,831
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,775	2,781
[5,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	7,203	7,203
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	1,215	1,217
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	4,475	4,483
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2027	375	388
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	16,145	16,175
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,000	1,074
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,250	1,343
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	1,025	1,060
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	1,125	1,228
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2031	1,000	1,023
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	4,170	4,622
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	1,200	1,240
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	1,120	1,154
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	2,545	2,846
[5]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	3.770%	5/7/2026	8,980	8,980
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2030	125	126
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2032	765	775
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2028	500	527
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2029	500	537
85

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2030	600	654
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2026	1,300	1,307
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2028	1,250	1,285
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2028	1,180	1,236
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2029	1,000	1,067
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2029	1,600	1,708
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2030	2,000	2,169
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2030	1,150	1,247
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	1,240	1,365
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,500	2,546
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	840	851
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,013
[5]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/2029	450	453
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/2033	1,930	1,941
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/2029	550	543
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	4.000%	6/15/2029	300	296
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2026	810	811
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2027	335	338
	Philadelphia IDA College & University Revenue	5.000%	11/1/2026	2,385	2,406
	Philadelphia IDA College & University Revenue	5.000%	11/1/2027	3,100	3,188
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2026	390	392
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2027	310	318
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2028	320	330
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2029	340	353
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2030	500	524
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	4,110	4,164
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	5/1/2031	2,100	2,182
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/2027	4,675	4,826
	Philadelphia PA GO	5.000%	8/1/2026	5,055	5,082
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/2030	7,500	8,098
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/2031	3,400	3,724
	Philadelphia School District GO	5.000%	9/1/2033	480	502
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2028	1,045	1,085
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2029	685	725
[11]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	1,130	1,019
[1,5]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.570%	5/1/2026	9,300	9,300
[1,4,5]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.348%	9/1/2040	20,450	20,313
[2]	Plum Boro PA School District GO	3.300%	9/15/2029	100	100
	School District of Philadelphia (Housing Finance Program) GO	5.000%	9/1/2027	2,500	2,572
	School District of Philadelphia GO	5.000%	9/1/2026	2,690	2,708
	School District of Philadelphia GO	5.000%	9/1/2026	1,645	1,656
[1]	School District of Philadelphia GO	5.000%	6/1/2027	105	108
	School District of Philadelphia GO	5.000%	9/1/2027	1,335	1,373
	School District of Philadelphia GO	5.000%	9/1/2028	2,253	2,269
	School District of Philadelphia GO	5.000%	9/1/2028	1,305	1,370
	School District of Philadelphia GO	5.000%	9/1/2028	1,000	1,050
	School District of Philadelphia GO	5.000%	9/1/2029	12,050	12,133
	School District of Philadelphia GO	5.000%	9/1/2029	1,570	1,674
	School District of Philadelphia GO	5.000%	9/1/2030	1,190	1,198
	School District of Philadelphia GO	5.000%	9/1/2030	2,665	2,876
	School District of Philadelphia GO	5.000%	9/1/2032	850	889
	School District of Philadelphia GO	5.000%	9/1/2032	1,075	1,179
	School District of Philadelphia GO	5.000%	9/1/2033	6,180	6,532
	School District of Philadelphia GO	5.000%	9/1/2033	1,425	1,547
[1]	Scranton PA GO	5.000%	11/15/2028	770	804
[1]	Scranton PA GO	5.000%	11/15/2029	625	662
[1]	Scranton PA GO	5.000%	11/15/2030	920	986
[1]	Scranton PA GO	5.000%	11/15/2031	1,675	1,810
	Scranton PA School District GO	5.000%	12/1/2026	1,050	1,061
	Scranton PA School District GO	5.000%	12/1/2030	1,640	1,770
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2027	995	995
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2027	325	334
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2028	785	785
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2028	500	523
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2029	525	557
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2030	555	597
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2030	550	591
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2027	45	45
	Souderton Area School District GO	4.000%	9/1/2032	1,110	1,141
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2026	160	160
86

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2027	300	306
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2028	215	222
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2029	250	263
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	16,185	17,239
[5]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue TOB VRDO	3.650%	5/7/2026	4,000	4,000
[2]	Spring Cove School District GO	3.000%	11/15/2026	70	70
	Springfield Delaware County School District GO	3.000%	3/1/2030	450	449
[2]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/2026	735	738
[2]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/2027	1,200	1,230
[2]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/2028	2,035	2,116
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2029	125	133
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2030	175	189
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2031	230	251
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2032	235	257
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	1,250	1,266
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2029	385	390
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2030	17,870	18,087
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2031	9,510	9,620
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	1,105	1,117
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2029	3,500	3,729
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2030	2,500	2,713
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2031	4,620	5,089
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2032	5,750	6,420
	Twin Valley School District GO	3.000%	4/1/2029	500	501
	Unionville-Chadds Ford School District GO	4.000%	6/1/2031	4,400	4,431
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/2026	1,005	1,006
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/2029	22,120	23,530
	Upper St. Clair Township PA GO	2.550%	5/15/2030	500	484
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2028	315	311
	Westmoreland County PA GO	5.000%	8/15/2028	1,655	1,732
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2027	675	671
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2028	705	698
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2026	995	995
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2027	2,295	2,331
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2028	975	1,003
[5]	Westmoreland County PA IDA Revenue	4.720%	7/1/2035	8,000	7,984
[2]	Woodland Hills School District GO	4.000%	9/1/2026	600	602
[2]	Woodland Hills School District GO	4.000%	9/1/2027	630	640
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	4,020	4,110
					1,297,274
Puerto Rico (1.0%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	40,132	40,873
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	79,960	84,160
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	37,888	40,955
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	4,661	4,654
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	5,620	5,750
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,710	2,798
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	6,370	6,577
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	50,275	52,317
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	300	314
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	800	840
[11]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/2032	1,135	1,145
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/2026	125	127
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	810	835
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,080	1,128
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,775	1,873
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,090	1,158
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	27,983	26,966
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	30,021	27,047
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,716	1,546
87

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	20,985	17,536
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	663	554
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	19,496	14,993
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.500%	7/1/2034	755	755
					334,901
Rhode Island (0.3%)
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2031	4,910	5,203
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2029	850	904
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2030	1,000	1,079
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2028	500	501
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,925	1,927
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	1,500	1,501
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,380	1,381
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	985	986
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	3,880	3,883
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	5,375	5,805
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,500	1,501
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	4,220	4,224
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	2,000	2,002
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	2,850	2,852
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2028	1,585	1,657
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2028	400	419
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2029	1,400	1,491
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2029	1,215	1,295
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2029	300	321
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2030	680	737
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2030	1,535	1,663
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2030	400	435
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	450	495
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,890	2,075
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	500	552
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/2026	300	297
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/2027	600	581
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.350%	10/1/2027	3,395	3,395
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.300%	4/1/2028	950	953
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/2048	2,610	2,625
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/2049	3,315	3,285
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/2049	2,475	2,479
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2050	3,890	3,848
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/2050	1,160	1,159
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	2,775	2,735
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	4,265	4,754
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue (Rock Ridge Project) PUT	3.350%	4/1/2028	1,590	1,597
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2027	4,450	4,454
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/2027	8,945	8,948
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,100	1,102
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2027	435	436
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,500	1,501
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2035	1,500	1,501
					90,539
South Carolina (1.2%)
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	2,140	2,166
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2035	1,835	1,936
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	6,054	6,064
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/2028	6,000	6,290
	Fort Mill School District No. 4 GO	4.000%	3/1/2032	5,850	5,902
[5]	Goose Creek SC Special Assessment Revenue	5.000%	10/1/2035	405	421
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2026	7,380	7,479
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2027	6,255	6,495
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2028	3,125	3,318
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,865	1,880
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	3,915	4,026
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	4,110	4,304
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	820	859
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	830	884
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	840	907
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	1,000	1,090
	Lancaster County SC School District GO	4.000%	3/1/2029	9,560	9,664
88

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2031	1,000	1,011
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,195	1,197
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2028	720	760
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2029	1,195	1,273
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2029	1,130	1,214
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2030	1,110	1,201
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2030	650	709
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2031	2,765	3,029
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2031	2,410	2,657
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2032	2,910	3,218
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2032	1,740	1,934
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2033	3,060	3,379
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2033	3,140	3,461
	Orangeburg County Facilities Corp. Lease (Appropriation) Revenue	5.000%	12/1/2028	1,360	1,391
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	32,005	34,351
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	67,855	72,752
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2028	1,810	1,812
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	1,000	1,001
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2028	3,200	3,245
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2028	5,495	5,682
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2029	3,825	3,908
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2030	4,190	4,240
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2031	1,525	1,542
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2034	900	908
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2027	250	254
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2028	360	373
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2029	270	286
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2030	300	323
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2030	415	447
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2032	200	222
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2033	285	320
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2034	560	635
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2029	4,475	4,829
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2030	2,955	3,235
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2031	1,415	1,571
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2030	360	374
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2032	595	621
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	3,185	3,185
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	470	475
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	820	847
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2027	695	694
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	350	361
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	605	629
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	3.875%	10/1/2030	2,250	2,250
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	320	335
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	300	312
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	21,380	23,513
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2032	1,000	1,037
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	5,000	5,241
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	510	538
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.000%	12/1/2030	1,665	1,669
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	2,345	2,349
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/2026	290	291
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	11,460	12,529
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	14,885	16,675
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/2026	3,000	3,017
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	535	540
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2026	175	177
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	750	778
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	900	933
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	900	933
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2028	1,000	1,058
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2028	600	636
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	975	1,051
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	3,345	3,605
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	700	754
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	1,550	1,698
89

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	4,000	4,381
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	850	931
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2031	1,000	1,111
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/2029	275	270
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2026	220	220
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2026	450	451
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	155	155
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	320	321
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	60	60
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	115	115
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	1,890	1,911
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	650	651
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	1,350	1,352
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2027	1,425	1,478
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	2,850	3,014
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2029	500	539
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2030	730	800
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2031	1,500	1,664
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2032	1,535	1,721
[8]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	365	365
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2048	1,130	1,135
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/2050	6,220	6,250
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	2,175	2,148
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2052	2,395	2,381
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2052	5,120	5,335
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.750%	1/1/2054	3,795	4,104
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	12,040	13,528
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2056	4,655	5,182
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/2027	1,750	1,750
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (Settlement Manor Apartments Project) PUT	5.000%	11/1/2027	940	967
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,065	3,100
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2027	3,485	3,469
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	625	626
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	2,355	2,359
[5]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.500%	5/1/2026	5,895	5,895
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/2031	2,850	2,850
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/2026	10,065	10,066
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/2027	3,600	3,600
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	200	204
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	2,450	2,548
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	1,780	1,883
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2030	2,185	2,348
					424,398
South Dakota (0.2%)
	Lincoln County SD College & University Revenue	5.000%	8/1/2027	200	203
	Lincoln County SD College & University Revenue	5.000%	8/1/2028	200	205
	Lincoln County SD College & University Revenue	5.000%	8/1/2029	270	279
	Lincoln County SD College & University Revenue	5.000%	8/1/2030	285	297
	Lincoln County SD College & University Revenue	5.000%	8/1/2031	450	471
	Lincoln County SD College & University Revenue	5.000%	8/1/2032	490	513
	Lincoln County SD College & University Revenue	5.000%	8/1/2033	525	552
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/2030	2,000	2,050
	South Dakota Conservancy District Water Revenue	5.000%	8/1/2032	2,840	2,915
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	720	725
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	750	768
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	11,215	11,865
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	23,845	26,004
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/2034	7,015	7,025
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	1.950%	11/1/2031	1,440	1,296
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2047	455	455
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2051	605	603
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2051	7,170	7,088
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2051	1,470	1,451
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2052	1,455	1,434
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/2053	4,540	4,686
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/2054	2,240	2,369
90

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	1,810	2,032
					75,286
Tennessee (2.3%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,120	1,179
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue	5.000%	10/1/2032	1,300	1,300
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (One Westside Phase 2B Project) PUT	2.950%	5/1/2029	1,325	1,320
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	3.600%	6/1/2028	2,250	2,268
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	4,025	4,022
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.050%	4/1/2029	1,700	1,701
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,015	1,058
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	300	331
	Kingsport Tennessee Industrial Development Board Local or Guaranteed Housing Revenue (Stonecrest Apartments Project) PUT	2.950%	9/1/2028	2,950	2,941
[5]	Knox County & Knoxville City Sports Authority Intergovernmental Agreement Revenue TOB VRDO	3.600%	5/1/2026	16,500	16,500
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,835	1,842
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,500	1,518
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,000	1,011
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	500	505
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	3,020	3,123
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,015	1,025
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/2027	1,500	1,500
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	7,000	7,011
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	7,000	7,011
[5]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	11,290	11,201
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/2027	4,353	4,429
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/2026	300	300
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,905	1,909
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue PUT	2.700%	6/1/2029	625	617
	McMinnville-Warren County Industrial Development Board Local or Guaranteed Housing Revenue (Beersheba Heights Tower Project) PUT	2.750%	9/1/2027	3,250	3,236
	Memphis City Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	8,525	8,553
	Memphis TN GO	5.000%	4/1/2028	3,565	3,730
	Memphis TN GO	5.000%	10/1/2028	3,435	3,636
	Memphis TN GO	5.000%	4/1/2029	3,565	3,807
	Memphis TN GO	5.000%	4/1/2030	3,565	3,879
	Memphis TN GO	5.000%	10/1/2030	3,435	3,768
	Memphis TN GO	5.000%	4/1/2031	3,565	3,941
	Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/2027	1,060	1,072
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2027	600	612
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2028	600	624
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2029	735	747
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2030	1,000	1,071
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2029	570	572
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2034	460	468
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2035	1,115	1,132
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2026	470	470
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2027	195	195
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2028	545	543
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	4,000	4,250
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	20	20
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	10,700	11,370
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,105	1,109
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,465	2,695
91

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	15,170	16,771
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	9,000	10,041
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	11,840	13,307
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	5,000	5,220
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Burning Tree Apartments Project) PUT	5.000%	10/1/2027	4,085	4,195
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Northview Project) PUT	3.600%	2/1/2028	6,000	6,057
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/2028	5,260	5,274
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.350%	12/1/2026	2,786	2,787
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	14,943	15,014
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	640	641
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.650%	7/1/2028	1,500	1,512
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	5,450	5,475
	Metropolitan Government Nashville & Davidson County Industrial Development Board Local or Guaranteed Housing Revenue (Trinity Lane Apartments Project) PUT	3.150%	7/1/2029	2,580	2,587
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2028	820	859
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2028	1,055	1,104
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	1,740	1,887
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	700	759
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2029	5,865	6,077
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2031	9,535	10,522
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2032	6,500	7,277
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2033	7,215	8,183
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue	4.000%	4/1/2027	1,375	1,386
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue	4.000%	4/1/2028	1,400	1,430
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue	4.000%	4/1/2031	2,170	2,271
	Oak Ridge Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	1,865	1,868
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	22,210	24,002
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	1,050	1,068
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,235	2,329
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	660	671
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,600	2,755
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	3,365	3,615
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	1,875	1,902
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	3,095	3,361
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	4,300	4,698
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	30,515	32,009
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	2,175	2,315
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2026	1,140	1,142
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/2027	2,810	2,821
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2027	2,240	2,255
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/2028	2,925	2,951
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2028	2,375	2,401
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	59,855	60,641
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	76,125	80,303
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	19,135	20,334
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	4,695	4,725
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2026	200	202
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	10,585	10,683
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2027	1,000	1,022
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2028	2,185	2,255
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2032	2,380	2,530
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2033	2,750	2,926
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	30,475	32,271
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	48,000	51,299
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	101,290	104,255
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	7,040	7,463
92

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/2028	1,045	1,034
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2042	925	928
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/2049	4,230	4,266
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,130	1,127
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	3,365	3,384
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	4,565	4,807
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	2.650%	7/1/2032	1,075	1,009
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	4.250%	1/1/2050	2,175	2,189
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/2051	2,975	2,943
	Washington County TN GO	5.000%	6/1/2030	4,820	5,047
	Washington County TN GO	5.000%	6/1/2031	5,060	5,292
	Washington County TN GO	5.000%	6/1/2032	10,630	11,096
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	4,240	4,281
					788,233
Texas (10.2%)
	Abilene Convention Center Hotel Development Corp. Economic Development Revenue	2.500%	10/1/2031	2,510	2,311
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	11,962	11,978
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/2028	3,570	3,601
[3,16]	Aldine Independent School District GO	5.000%	2/15/2031	2,250	2,467
[16]	Aldine Independent School District GO	4.000%	2/15/2032	3,000	3,024
[3,16]	Aldine Independent School District GO	5.000%	2/15/2032	2,400	2,666
[3,16]	Aldine Independent School District GO	5.000%	2/15/2033	6,500	7,296
	Allen TX GO	5.000%	8/15/2029	800	857
	Allen TX GO	5.000%	8/15/2030	700	763
	Allen TX GO	5.000%	8/15/2031	700	774
	Alvin College GO	5.000%	2/15/2032	1,490	1,649
[5]	Anna TX Special Assessment Revenue	4.000%	9/15/2036	500	488
[16]	Argyle Independent School District GO PUT	4.000%	8/15/2028	6,255	6,394
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	200	201
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	6/15/2034	770	764
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2035	1,000	1,033
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2026	1,250	1,266
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2027	845	873
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2028	1,505	1,580
[5]	Aubrey TX Special Assessment Revenue	4.375%	12/31/2030	773	775
[5]	Aubrey TX Special Assessment Revenue	4.625%	12/31/2035	699	708
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	1,200	1,231
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2029	2,550	2,545
	Austin Community College District GO	5.000%	8/1/2033	2,250	2,546
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2028	500	525
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2029	1,000	1,069
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2030	1,000	1,085
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2031	1,250	1,373
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2032	2,000	2,224
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2033	1,500	1,682
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/2027	12,110	12,193
[16]	Austin Independent School District GO	5.000%	8/1/2030	1,610	1,619
[16]	Austin Independent School District GO	4.000%	8/1/2032	1,100	1,102
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2027	2,500	2,591
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2028	2,750	2,908
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2029	2,900	3,125
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2028	3,500	3,707
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2029	3,000	3,240
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2029	6,235	6,734
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2030	4,000	4,395
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2030	2,800	3,076
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2032	8,495	9,581
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2033	14,830	16,905
[16]	Barbers Hill Independent School District GO	5.000%	2/15/2030	2,780	3,008
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2027	500	513
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2029	1,550	1,652
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2029	500	533
	Bexar County Hospital District GO	5.000%	2/15/2028	325	338
	Bexar County Hospital District GO	5.000%	2/15/2029	1,000	1,057
	Bexar County Hospital District GO	5.000%	2/15/2030	1,850	1,984
[3]	Bexar County Hospital District GO	5.000%	2/15/2030	1,155	1,238
	Bexar County Hospital District GO	5.000%	2/15/2031	1,500	1,631
93

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bexar County Hospital District GO	5.000%	2/15/2031	735	799
[3]	Bexar County Hospital District GO	5.000%	2/15/2032	3,690	4,049
[3]	Bexar County Hospital District GO	5.000%	2/15/2033	1,550	1,717
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2028	485	481
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/2028	1,045	1,046
[16]	Boerne Independent School District GO PUT	4.000%	2/1/2028	2,415	2,457
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/2026	8,450	8,456
[16]	Brazosport Independent School District GO	3.000%	2/15/2029	1,505	1,507
[16]	Brazosport Independent School District GO	3.000%	2/15/2030	2,490	2,493
[1]	Brownsville TX Utilities System Water Revenue	5.000%	9/1/2031	2,000	2,204
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/2031	1,270	1,272
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/2031	1,230	1,232
[16]	Burleson Independent School District GO	5.000%	8/1/2026	1,000	1,006
[16]	Burleson Independent School District GO	5.000%	8/1/2027	2,375	2,447
[16]	Burleson Independent School District GO	5.000%	8/1/2028	640	674
[16]	Burleson Independent School District GO	5.000%	8/1/2029	565	607
[16]	Burleson Independent School District GO	5.000%	8/1/2030	750	820
[16]	Burleson Independent School District GO	5.000%	8/1/2031	3,000	3,328
	Cameron County TX GO	5.000%	2/15/2031	2,680	2,932
	Cameron County TX GO	5.000%	2/15/2031	1,630	1,783
	Cameron County TX GO	5.000%	2/15/2032	2,815	3,120
	Cameron County TX GO	5.000%	2/15/2032	1,715	1,901
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	1/1/2027	2,235	2,236
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	1/1/2027	550	550
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/2027	3,125	3,132
[16]	Carrizo Springs Consolidated Independent School District GO	4.500%	8/15/2032	1,010	1,028
[16]	Castleberry Independent School District GO	4.000%	2/15/2033	1,335	1,343
[16]	Celina Independent School District GO	5.000%	2/15/2029	500	531
[16]	Celina Independent School District GO	5.000%	2/15/2030	500	541
[16]	Celina Independent School District GO	5.000%	2/15/2031	500	550
[5]	Celina TX Special Assessment Revenue	2.875%	9/1/2027	95	93
[5]	Celina TX Special Assessment Revenue	4.500%	9/1/2031	250	253
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2027	500	508
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2028	1,225	1,165
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	325	337
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	700	727
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	1,500	1,557
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	750	779
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	3,200	3,381
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	1,200	1,268
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,780	1,913
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	3,000	3,273
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2032	3,500	2,908
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/2027	30,555	30,580
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2027	1,400	1,421
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2028	745	773
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2029	1,565	1,656
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2030	2,135	2,299
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2031	4,000	4,376
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	9,445	9,361
[10,15]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	4,815	4,774
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	8,140	7,601
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2029	8,500	7,688
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2030	415	363
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	30,490	32,607
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2027	900	921
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2029	1,000	1,060
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2030	1,325	1,426
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2031	1,445	1,576
[16]	Clear Creek Independent School District GO	5.000%	2/15/2032	1,740	1,944
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	945	949
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	300	312
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	310	327
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2031	150	162
	College Station TX GO	3.300%	2/15/2033	1,340	1,341
	Collin County Community College District College & University Revenue	5.000%	8/15/2031	6,780	7,504
94

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Collin County Community College District College & University Revenue	5.000%	8/15/2032	7,120	7,977
[5,16]	Collin County Wylie Independent School District GO TOB VRDO	3.500%	5/1/2026	4,030	4,030
[16]	Corpus Christi Independent School District GO	5.000%	8/15/2029	1,000	1,074
[16]	Corpus Christi Independent School District GO	5.000%	8/15/2030	1,000	1,092
[16]	Corpus Christi Independent School District GO	5.000%	8/15/2032	1,450	1,623
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2028	325	340
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2029	125	133
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2029	1,000	1,064
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2030	175	189
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2031	1,500	1,644
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2032	1,000	1,108
[5]	Crandall TX Special Assessment Revenue	4.250%	9/15/2030	105	106
[5]	Crandall TX Special Assessment Revenue	4.500%	9/15/2035	211	214
[16]	Crowley Independent School District GO	5.000%	2/1/2032	550	615
[16]	Crowley Independent School District GO	5.000%	2/1/2033	495	559
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	1,195	1,239
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2027	1,325	1,373
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	2,490	2,636
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	1,980	2,096
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	9,440	10,193
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	7,815	8,569
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	3,400	3,728
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	2,450	2,721
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue (Waterford at Goldmark Project) PUT	3.300%	1/1/2028	6,410	6,433
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	840	844
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	4,789	4,851
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	470	483
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.050%	8/1/2028	9,385	9,387
[16]	Dallas Independent School District GO	5.000%	2/15/2031	3,700	4,075
[16]	Dallas Independent School District GO	5.000%	2/15/2032	3,500	3,909
[16]	Dallas Independent School District GO	5.000%	2/15/2032	3,500	3,909
[16]	Dallas Independent School District GO PUT	5.000%	2/15/2029	3,330	3,514
[16]	Dallas Independent School District GO PUT	5.000%	2/15/2030	5,140	5,516
[16]	Dallas Independent School District GO PUT	5.000%	2/15/2030	20,650	22,154
[16]	Dallas Independent School District GO PUT	5.000%	2/15/2031	13,275	14,464
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2029	1,295	1,391
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2030	1,360	1,481
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2031	1,430	1,576
	Dallas TX GO	5.000%	2/15/2028	2,835	2,957
	Dallas TX GO	5.000%	2/15/2030	15,000	16,245
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2030	2,375	2,379
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2032	2,230	2,233
[5]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	6,890	6,899
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2034	11,670	11,671
[5]	Decatur TX Special Assessment Revenue	4.500%	9/15/2030	190	191
	Denton County TX GO	4.000%	7/15/2033	2,575	2,578
[5]	Denton County TX Special Assessment Revenue	4.250%	12/31/2030	235	234
[5]	Denton County TX Special Assessment Revenue	4.750%	12/31/2030	230	229
[5]	Denton County TX Special Assessment Revenue	4.500%	12/31/2035	430	440
[5]	Denton County TX Special Assessment Revenue	5.000%	12/31/2035	450	461
[16]	Denton Independent School District GO PUT	4.000%	8/15/2030	12,200	12,681
[5,16]	Denton Independent School District GO TOB VRDO	3.650%	5/7/2026	3,910	3,910
[5,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	10,435	10,435
[16]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	4,200	4,202
[16]	Dripping TX Springs Independent School District GO	5.000%	2/15/2029	1,010	1,075
[16]	Dripping TX Springs Independent School District GO, ETM	5.000%	2/15/2029	240	255
[16]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2032	3,000	3,377
[16]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2033	1,935	2,199
[16]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/2027	2,350	2,381
[16]	Eagle Mountain & Saginaw Independent School District GO PUT, Prere.	4.000%	8/1/2027	25	25
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2028	335	351
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2029	600	640
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2030	450	487
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2031	225	246
	Ector County Hospital District GO	5.000%	9/15/2026	700	703
	Ector County Hospital District GO	5.000%	9/15/2027	1,070	1,087
[16]	Ector County Independent School District GO PUT	4.000%	8/15/2027	19,170	19,436
	EI Paso County TX GO	5.000%	2/15/2029	1,465	1,467
[1]	El Paso County Hospital District GO	5.000%	2/15/2027	1,010	1,026
[1]	El Paso County Hospital District GO	5.000%	8/15/2027	1,225	1,254
95

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	El Paso County Hospital District GO	5.000%	2/15/2028	1,715	1,777
[1]	El Paso County Hospital District GO	5.000%	8/15/2028	775	808
[1]	El Paso County Hospital District GO	5.000%	2/15/2029	1,905	2,011
[1]	El Paso County Hospital District GO	5.000%	8/15/2029	705	747
[1]	El Paso County Hospital District GO	5.000%	2/15/2030	1,625	1,744
[1]	El Paso County Hospital District GO	5.000%	8/15/2030	765	822
[1]	El Paso County Hospital District GO	5.000%	2/15/2031	1,685	1,833
[1]	El Paso County Hospital District GO	5.000%	8/15/2031	2,700	2,933
	El Paso County Hospital District GO	5.000%	8/15/2031	3,715	3,774
[1]	El Paso County Hospital District GO	5.000%	2/15/2032	2,175	2,391
[1]	El Paso County Hospital District GO	5.000%	2/15/2033	2,055	2,280
[16]	El Paso Independent School District GO	4.000%	8/15/2033	2,250	2,258
[3,16]	El Paso Independent School District GO	5.000%	8/15/2033	1,420	1,609
	El Paso TX GO	4.000%	8/15/2029	1,440	1,445
	El Paso TX GO	4.000%	8/15/2032	4,975	4,987
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2032	4,045	4,486
[16]	Elgin Independent School District GO	5.000%	8/1/2030	500	545
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/2034	5,560	5,497
	EP Forty649 PFC Local or Guaranteed Housing Revenue (Forty649 Apartments Project)	5.000%	1/1/2033	4,130	4,468
	Fair Oaks Ranch TX GO	2.500%	2/1/2029	530	513
[16]	Forney Independent School District GO	5.000%	8/15/2031	1,720	1,913
[16]	Forney Independent School District GO	5.000%	8/15/2032	2,190	2,468
[1]	Fort Bend County Municipal Utility District No. 35 GO	4.000%	9/1/2031	200	200
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2027	325	324
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2028	640	635
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2028	65	64
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2029	170	168
[5]	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue TOB VRDO	3.650%	5/7/2026	10,125	10,125
	Fort Bend County TX GO	5.000%	3/1/2029	1,525	1,619
	Fort Bend County TX GO	5.000%	3/1/2030	2,435	2,631
	Fort Bend County TX GO	5.000%	3/1/2030	1,195	1,291
	Fort Bend County TX GO	5.000%	3/1/2031	2,565	2,814
	Fort Bend County TX GO	5.000%	3/1/2031	1,435	1,574
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2027	1,000	1,019
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2028	500	521
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2029	1,150	1,220
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2030	755	815
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2031	1,000	1,096
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2032	600	665
[16]	Fort Bend Independent School District GO	4.000%	2/15/2032	4,430	4,509
[16]	Fort Bend Independent School District GO	4.000%	2/15/2033	1,000	1,017
[16]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	18,605	18,459
	Fort Worth TX GO	4.000%	3/1/2031	5,140	5,303
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	5.000%	10/1/2032	1,300	1,377
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	4.000%	10/1/2035	8,580	8,372
[16]	Galena Park Independent School District GO	3.000%	8/15/2030	1,750	1,751
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2026	400	402
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2028	250	260
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2030	300	321
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2031	530	574
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2032	650	711
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2027	270	275
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2027	335	341
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2028	3,985	4,149
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2028	245	255
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2029	330	350
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2030	450	486
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2031	370	406
[16]	Georgetown Independent School District GO	5.000%	2/15/2028	500	522
[16]	Georgetown Independent School District GO	5.000%	2/15/2029	500	531
[16]	Georgetown Independent School District GO	5.000%	2/15/2030	350	379
[16]	Georgetown Independent School District GO	5.000%	2/15/2031	525	578
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2027	850	875
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2028	1,050	1,103
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2029	1,750	1,874
[16]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/2026	4,200	4,170
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	26,335	27,159
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2027	845	860
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2028	1,170	1,213
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2029	3,455	3,653
96

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2030	1,715	1,841
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2031	2,750	2,989
[2,3]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2031	1,375	1,493
[2,3]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2032	1,445	1,586
[2,3]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2033	1,515	1,678
[16]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2030	3,000	3,244
[16]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2031	1,765	1,939
[16]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2032	4,495	5,005
[16]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2033	1,850	2,083
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2029	1,715	1,770
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2030	2,040	2,122
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2031	2,140	2,238
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2032	1,050	1,102
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2033	1,155	1,208
[16]	Hallsville TX Independent School District GO	4.000%	2/15/2033	1,000	1,026
[16]	Hardin-Jefferson Independent School District GO	2.500%	8/15/2030	410	398
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	47,410	50,909
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2027	2,090	2,157
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2032	2,815	2,838
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,000	1,001
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,100	1,166
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	6,000	6,317
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	1,590	1,591
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	10,000	10,751
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	10,000	11,024
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	18,325	20,620
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	2,195	2,195
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	4,585	4,644
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	20,250	21,191
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	25,850	27,320
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	2,950	3,223
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.400%	5/6/2026	71,715	71,715
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/6/2026	23,260	23,260
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/7/2026	50,000	50,000
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.470%	7/1/2049	4,775	4,775
	Harris County Cultural Education Facilities Finance Corp.Electric Power & Light Revenue (Teco Project)	5.000%	11/15/2030	475	490
	Harris County Hospital District GO	5.000%	2/15/2030	1,070	1,072
	Harris County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	2,200	2,193
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	12,640	12,930
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2030	1,565	1,650
	Harris County TX GO	5.000%	9/15/2027	1,300	1,343
	Harris County TX GO	5.000%	9/15/2032	3,190	3,597
	Harris County TX GO	5.000%	9/15/2033	4,550	5,188
	Harris County TX Highway Revenue	5.000%	8/15/2028	3,000	3,019
[11]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2027	4,925	4,697
[11]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2028	5,760	5,330
[11]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2029	5,260	4,715
[11]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2030	6,320	5,478
[16]	Hays Consolidated Independent School District GO	5.000%	2/15/2030	600	649
[16]	Hays Consolidated Independent School District GO	5.000%	2/15/2031	1,000	1,099
[16]	Hays Consolidated Independent School District GO	5.000%	2/15/2032	1,500	1,672
[16]	Hays Consolidated Independent School District GO	5.000%	2/15/2033	640	722
	HHA Fountainview PFC Local or Guaranteed Housing Revenue PUT	2.750%	10/1/2028	1,075	1,070
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2028	200	207
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2028	240	247
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2029	500	524
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2029	475	494
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2033	220	230
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.050%	2/1/2028	3,855	3,858
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	2,060	2,086
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/2028	1,850	1,863
[16]	Houston Independent School District GO	5.000%	2/15/2031	6,750	7,446
	Houston Independent School District GO	5.000%	7/15/2032	1,500	1,679
	Houston Independent School District GO PUT	5.000%	7/15/2028	23,620	24,658
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2033	3,010	3,146
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	7,990	8,280
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2029	5,000	5,389
	Houston TX Combined Utility System Water Revenue VRDO	3.620%	5/7/2026	69,120	69,120
	Houston TX GO	5.000%	3/1/2028	150	157
97

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX GO	5.000%	3/1/2028	400	417
	Houston TX GO	5.000%	3/1/2029	425	452
	Houston TX GO	5.000%	3/1/2030	1,250	1,352
	Houston TX GO	5.000%	3/1/2030	550	595
	Houston TX GO	5.000%	3/1/2030	725	784
	Houston TX GO	5.000%	3/1/2031	2,200	2,416
	Houston TX GO	5.000%	3/1/2031	850	933
	Houston TX GO	5.000%	3/1/2031	675	741
	Houston TX GO	5.000%	3/1/2032	5,320	5,921
	Houston TX GO	5.000%	3/1/2033	7,410	8,342
[5]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue TOB VRDO	3.650%	5/7/2026	1,500	1,500
[5]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue TOB VRDO	3.720%	5/7/2026	9,525	9,525
[1,5]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue TOB VRDO	3.720%	5/7/2026	7,315	7,315
[5]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue TOB VRDO	3.770%	5/7/2026	10,500	10,500
[1,5]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue TOB VRDO	3.770%	5/7/2026	4,960	4,960
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2028	1,775	1,793
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2030	2,015	2,053
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2031	1,015	1,033
[16]	Hutto Independent School District GO	5.000%	8/1/2028	315	332
[16]	Hutto Independent School District GO	5.000%	8/1/2029	425	456
[16]	Hutto Independent School District GO	5.000%	8/1/2030	225	245
[16]	Hutto Independent School District GO	5.000%	8/1/2031	400	443
[16]	Hutto Independent School District GO PUT	4.000%	8/1/2028	3,750	3,833
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2026	460	461
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2028	420	421
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2029	475	476
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2033	1,055	1,057
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2034	1,665	1,667
[16]	Irving Independent School District GO	5.000%	2/15/2027	2,850	2,903
[16]	Irving Independent School District GO	5.000%	2/15/2028	1,445	1,508
[16]	Irving Independent School District GO	5.000%	2/15/2029	1,550	1,651
[16]	Irving Independent School District GO	5.000%	2/15/2029	1,775	1,891
[16]	Irving Independent School District GO	5.000%	2/15/2030	1,160	1,259
[16]	Irving Independent School District GO	5.000%	2/15/2030	2,900	3,148
[16]	Irving Independent School District GO	5.000%	2/15/2031	3,745	4,131
[16]	Irving Independent School District GO	5.000%	2/15/2032	3,585	3,605
[16]	Irving Independent School District GO	5.000%	2/15/2033	3,000	3,395
[16]	Joshua Independent School District GO	5.000%	8/15/2027	350	360
[16]	Joshua Independent School District GO	5.000%	8/15/2028	435	459
[16]	Joshua Independent School District GO	5.000%	8/15/2029	425	457
[16]	Joshua Independent School District GO	5.000%	8/15/2030	840	918
[16]	Joshua Independent School District GO	5.000%	8/15/2031	500	554
[5]	Justin TX Special Assessment Revenue	2.500%	9/1/2026	25	25
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2029	6,500	6,818
[16]	Katy Independent School District GO PUT	4.000%	8/15/2026	5,000	5,015
[5,16]	Katy Independent School District GO TOB VRDO	3.800%	5/1/2026	5,460	5,460
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/2030	2,550	2,556
[5]	Kyle TX Special Assessment Revenue	4.375%	9/1/2028	300	303
[1]	La Salle County TX GO	5.000%	3/1/2027	765	779
[1]	La Salle County TX GO	5.000%	3/1/2029	1,625	1,717
[1]	La Salle County TX GO	5.000%	3/1/2030	1,150	1,235
[1]	La Salle County TX GO	5.000%	3/1/2031	2,530	2,753
[1]	La Salle County TX GO	5.000%	3/1/2032	2,740	3,009
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2027	240	244
[5]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/2027	204	204
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/2028	450	470
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/2029	450	479
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/2030	500	541
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/2031	1,250	1,371
[5,6,16]	Lamar Consolidated Independent School District GO TOB VRDO	3.650%	5/7/2026	1,780	1,780
[5,16]	Lamar Consolidated Independent School District GO TOB VRDO	3.650%	5/7/2026	1,765	1,765
[5,16]	Lamar Consolidated Independent School District GO TOB VRDO	3.650%	5/7/2026	3,390	3,390
	Laredo TX GO	5.000%	2/15/2027	1,000	1,018
	Laredo TX GO	5.000%	2/15/2029	1,510	1,602
	Laredo TX GO	5.000%	2/15/2030	1,200	1,295
	Laredo TX GO	5.000%	2/15/2031	1,000	1,096
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,640	1,622
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2029	910	904
[5]	Lavon TX Special Assessment Revenue	3.500%	9/15/2027	357	353
98

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Lavon TX Special Assessment Revenue	4.250%	9/15/2031	100	100
[5]	Lavon TX Special Assessment Revenue	4.375%	9/15/2031	150	150
[16]	Leander Independent School District GO	0.000%	8/15/2026	900	892
	Leander Independent School District GO	0.000%	8/15/2026	1,400	1,388
[16]	Leander Independent School District GO	0.000%	8/15/2027	600	578
	Leander Independent School District GO	0.000%	8/15/2027	1,500	1,444
[16]	Leander Independent School District GO	0.000%	8/15/2028	1,100	1,029
	Leander Independent School District GO	0.000%	8/15/2028	1,000	934
[16]	Leander Independent School District GO	0.000%	8/15/2029	600	544
	Leander Independent School District GO	0.000%	8/15/2029	625	565
[16]	Leander Independent School District GO	0.000%	8/16/2029	500	447
[16]	Leander Independent School District GO	0.000%	8/15/2030	600	525
[16]	Leander Independent School District GO	0.000%	8/15/2031	315	267
[16]	Leander Independent School District GO	0.000%	8/15/2032	400	327
[16]	Leander Independent School District GO	0.000%	8/15/2033	540	424
[5,16]	Leander Independent School District GO TOB VRDO	3.650%	5/7/2026	3,165	3,165
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	2.960%	4/1/2027	2,410	2,406
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2028	20,000	19,796
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	2,405	2,408
[5]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/2027	173	169
[5]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/2027	109	108
[5]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/2032	200	188
[16]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	5,000	5,003
[16]	Llano Independent School District GO	5.000%	2/15/2027	1,410	1,435
[16]	Llano Independent School District GO	5.000%	2/15/2031	1,000	1,037
	Lone Star College System GO	4.000%	2/15/2032	1,250	1,251
[16]	Longview Independent School District GO	5.000%	2/15/2027	1,700	1,729
[16]	Longview Independent School District GO	5.000%	2/15/2028	2,500	2,605
[16]	Longview Independent School District GO	5.000%	2/15/2029	2,240	2,380
[16]	Longview Independent School District GO	5.000%	2/15/2030	1,800	1,948
[16]	Longview Independent School District GO	5.000%	2/15/2031	2,750	3,023
[16]	Longview Independent School District GO	5.000%	2/15/2032	2,020	2,252
[16]	Longview Independent School District GO	5.000%	2/15/2033	6,490	7,319
[16]	Lovejoy Independent School District GO	5.000%	2/15/2032	1,860	2,075
[16]	Lovejoy Independent School District GO	5.000%	2/15/2033	2,000	2,258
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2027	1,200	1,229
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2031	3,000	3,291
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2032	4,900	5,436
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	7,500	8,400
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	14,075	14,577
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	25,035	27,296
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2026	4,020	4,023
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2027	2,120	2,172
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2028	1,200	1,256
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2029	1,795	1,915
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	1,750	1,899
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	6,450	7,000
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	3,650	4,022
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2032	1,000	1,058
[5]	Lowry Crossing TX Special Assessment Revenue	4.250%	9/15/2030	300	303
	Lubbock Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2028	415	413
[16]	Mabank Independent School District GO	5.000%	8/15/2027	275	283
[16]	Mabank Independent School District GO	5.000%	8/15/2028	390	411
[16]	Mabank Independent School District GO	5.000%	8/15/2030	800	875
[16]	Mabank Independent School District GO	5.000%	8/15/2031	775	860
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	15,980	16,068
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	1,415	1,415
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	2,500	2,501
[10]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	4,215	4,381
[16]	McKinney Independent School District GO	5.000%	2/15/2029	850	903
[16]	McKinney Independent School District GO	5.000%	2/15/2030	1,165	1,260
[16]	McKinney Independent School District GO	5.000%	2/15/2031	750	823
	McKinney TX GO	5.000%	8/15/2027	400	412
	McKinney TX GO	5.000%	8/15/2029	325	349
	McKinney TX GO	5.000%	8/15/2030	325	355
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2029	350	372
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2030	500	541
[16]	Medina Valley Independent School District GO PUT	2.850%	2/15/2029	555	554
[16]	Melissa Independent School District GO	5.000%	2/1/2029	500	531
[16]	Melissa Independent School District GO	5.000%	2/1/2030	500	541
99

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Melissa Independent School District GO	5.000%	2/1/2031	500	549
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2026	550	553
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2027	1,050	1,077
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2028	2,250	2,352
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2027	4,035	4,043
[16]	Mesquite Independent School District GO	5.000%	8/15/2032	3,545	3,563
[5]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	4.750%	9/1/2030	800	814
	Midland County Hospital District GO	5.000%	5/15/2027	1,350	1,380
[5]	Midlothian TX Special Assessment Revenue	4.375%	9/15/2027	67	67
[5]	Midlothian TX Special Assessment Revenue	4.750%	9/15/2032	250	253
[16]	Midway Independent School District/McLennan County GO	4.000%	8/15/2032	2,000	2,064
[16]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/2030	2,560	2,580
[16]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/2031	1,230	1,238
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2031	530	531
[16]	Montgomery Independent School District GO	5.000%	2/15/2031	890	978
[16]	Navarro Independent School District GO PUT	4.000%	2/15/2028	3,345	3,417
[16]	New Boston Independent School District GO	2.700%	8/15/2030	515	507
[16]	New Caney Independent School District GO PUT	4.000%	8/15/2027	3,610	3,662
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	303
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	400	409
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	320	331
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	445	465
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,400	1,472
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,115	1,174
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,200	1,348
[5]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	8,500	8,702
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.250%	7/1/2032	2,035	2,049
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	3.500%	1/1/2027	865	849
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.500%	10/1/2033	280	300
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project), Prere.	4.000%	1/1/2029	210	211
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2026	145	146
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2027	175	179
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2028	215	222
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2029	285	299
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2030	400	423
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2031	315	335
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	2,545	2,508
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.500%	10/1/2035	750	784
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	1,035	1,026
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	5.000%	4/1/2030	3,265	3,269
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	1,615	1,606
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,000	1,064
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,105	1,198
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,670	1,800
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	600	658
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	600	654
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2033	900	996
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2033	650	714
[16]	North East TX Independent School District GO	5.000%	8/1/2030	5,140	5,618
[16]	North East TX Independent School District GO	5.000%	8/1/2031	5,990	6,647
[16]	North East TX Independent School District GO	5.000%	8/1/2032	5,240	5,893
[16]	North East TX Independent School District GO	5.000%	8/1/2033	1,410	1,602
[16]	North East TX Independent School District GO PUT	3.750%	8/1/2027	2,885	2,909
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/2032	1,000	1,012
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/2026	301	300
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/2031	5,500	5,397
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/2029	600	615
[5]	North Texas Municipal Water District Water System Water Revenue TOB VRDO	3.650%	5/7/2026	4,000	4,000
100

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	17,895	18,166
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	1,225	1,272
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	1,915	2,027
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	1,225	1,299
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	5,190	5,505
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	15,000	16,156
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	8,320	8,961
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	12,055	13,172
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	2,110	2,314
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	3,555	3,884
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	24,895	13,379
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	4,500	1,541
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	10,375	9,604
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	10,395	9,325
[16]	Northside Independent School District GO	5.000%	8/15/2028	540	570
[16]	Northside Independent School District GO	3.000%	6/15/2030	2,000	2,000
[16]	Northside Independent School District GO	5.000%	8/15/2030	1,000	1,095
[16]	Northside Independent School District GO	5.000%	8/15/2031	1,260	1,400
[16]	Northside Independent School District GO	4.000%	8/15/2032	1,060	1,063
[16]	Northside Independent School District GO	5.000%	8/15/2032	1,000	1,125
[16]	Northside Independent School District GO PUT	3.000%	8/1/2026	57,510	57,488
[16]	Northside Independent School District GO PUT	2.000%	6/1/2027	9,980	9,874
[16]	Northside Independent School District GO PUT	3.450%	8/1/2027	10,045	10,102
[16]	Northside Independent School District GO PUT	3.550%	6/1/2028	25,330	25,642
[16]	Northwest Independent School District GO	5.000%	2/15/2031	600	660
	Odessa TX GO	4.000%	3/1/2028	2,000	2,031
[16]	Palestine Independent School District GO	4.000%	2/15/2032	1,000	1,003
[16]	Pampa Independent School District GO	4.000%	8/15/2027	1,895	1,896
	Parker County TX GO	4.000%	2/15/2032	1,220	1,229
[16]	Pasadena Independent School District GO PUT	3.230%	8/15/2027	7,690	7,707
	Pearland TX GO	5.000%	3/1/2030	1,355	1,430
	Pearland TX GO	5.000%	3/1/2030	1,970	1,972
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2026	1,015	1,022
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2030	2,120	2,242
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2027	500	509
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2028	950	991
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2029	1,510	1,606
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2030	1,680	1,821
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2031	1,275	1,374
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	100	103
	Plano TX GO	3.000%	9/1/2027	450	449
	Plano TX GO	3.100%	9/1/2033	4,010	3,983
	Port Arthur Independent School District GO	4.000%	2/15/2033	1,000	1,001
[16]	Port Neches-Groves TX Independent School District GO	2.750%	2/15/2029	610	607
	Potter County TX GO	3.000%	2/1/2028	500	499
[5]	Princeton TX Special Assessment Revenue	4.250%	9/1/2031	250	253
[5]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	4.500%	9/1/2030	333	338
[16]	Prosper Independent School District GO	5.000%	2/15/2027	250	255
[16]	Prosper Independent School District GO	5.000%	2/15/2028	1,000	1,044
[16]	Prosper Independent School District GO	5.000%	2/15/2029	1,150	1,226
[16]	Prosper Independent School District GO	4.000%	2/15/2030	1,400	1,411
[16]	Prosper Independent School District GO	5.000%	2/15/2030	900	976
[16]	Prosper Independent School District GO	5.000%	2/15/2031	1,000	1,102
[16]	Prosper Independent School District GO	5.000%	2/15/2032	1,750	1,957
[16]	Prosper Independent School District GO	5.000%	2/15/2033	2,000	2,262
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/2028	10,087	10,090
[16]	Rankin Independent School District GO	5.000%	2/15/2027	1,000	1,017
[16]	Rankin Independent School District GO	5.000%	2/15/2028	1,000	1,044
[16]	Rankin Independent School District GO	5.000%	2/15/2029	2,995	3,192
[16]	Rankin Independent School District GO	5.000%	2/15/2030	1,000	1,062
[16]	Rankin Independent School District GO	5.000%	2/15/2031	1,460	1,546
[16]	Rankin Independent School District GO	5.000%	2/15/2032	1,325	1,397
[16]	Rankin Independent School District GO	5.000%	2/15/2033	865	879
[16]	Rankin Independent School District GO	5.000%	2/15/2034	645	655
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/2026	430	430
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/2027	450	454
[16]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	11,790	12,832
[16]	Round Rock Independent School District GO PUT	5.000%	8/1/2031	15,980	17,799
[16]	Royse City TX Independent School District GO	0.000%	2/15/2031	820	703
[16]	Royse City TX Independent School District GO	0.000%	2/15/2032	1,100	908
101

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royse City TX Special Assessment Revenue	4.625%	9/15/2035	823	822
[5]	Royse City TX Special Assessment Revenue	5.375%	9/15/2035	672	672
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2026	1,700	1,709
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2027	515	528
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/2029	1,300	1,378
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/2030	1,000	1,079
	San Angelo TX GO	3.000%	2/15/2027	5,750	5,757
	San Angelo TX GO	3.000%	2/15/2029	3,310	3,324
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2027	2,310	2,321
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	225	231
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/2027	800	803
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	330	339
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/2027	2,900	2,969
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2027	5,320	5,471
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2028	10,125	10,592
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2029	11,435	12,178
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2030	14,705	15,898
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	1,500	1,527
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.500%	2/1/2028	3,325	3,213
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	1,000	1,041
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2029	4,715	4,726
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	1,745	1,776
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	4,000	4,252
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	2,305	2,450
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	1,000	1,063
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	2,200	2,339
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	4,500	4,870
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	4,360	4,719
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	1,000	1,082
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	1,380	1,494
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	1,500	1,649
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	1,835	2,018
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2032	3,000	3,006
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	2,105	2,115
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	2,955	3,002
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2033	10,000	10,016
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	7,660	7,529
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	10,865	10,888
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	10,055	9,853
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	9,755	9,712
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	27,390	27,366
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	39,150	38,923
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	50,915	50,868
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	19,335	19,177
	San Antonio TX GO	5.000%	2/1/2029	600	638
	San Antonio TX GO	5.000%	2/1/2029	100	106
	San Antonio TX GO	5.000%	2/1/2030	750	812
	San Antonio TX GO	5.000%	2/1/2030	1,750	1,895
	San Antonio TX GO	5.000%	2/1/2031	600	661
	San Antonio TX GO	5.000%	2/1/2031	1,360	1,497
	San Antonio TX GO	5.000%	2/1/2033	1,000	1,127
	San Antonio TX GO	5.000%	2/1/2033	1,300	1,466
[5]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	13,160	13,160
[16]	San Antonio TX Independent School District GO	5.000%	8/15/2030	115	116
	San Antonio Water System Water Revenue	5.000%	5/15/2027	1,000	1,025
	San Antonio Water System Water Revenue	5.000%	5/15/2029	1,000	1,069
	San Antonio Water System Water Revenue	5.000%	5/15/2030	1,000	1,088
	San Antonio Water System Water Revenue PUT	1.000%	11/1/2026	11,405	11,273
	San Patricio County TX GO	5.000%	4/1/2027	140	143
	Schertz TX GO	3.000%	2/1/2030	210	209
[16]	Sherman TX Independent School District GO	5.000%	2/15/2029	1,000	1,063
[16]	Sinton Independent School District GO PUT	4.000%	8/15/2026	2,000	2,006
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/2027	5,500	5,544
[16]	South San Antonio TX Independent School District GO	0.000%	8/15/2029	1,000	902
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2029	1,125	1,210
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	325	327
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2027	175	180
[16]	Southwest Independent School District GO	5.000%	2/1/2028	1,005	1,048
102

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Southwest Independent School District GO	5.000%	2/1/2030	1,775	1,923
[16]	Southwest Independent School District GO	5.000%	2/1/2030	1,300	1,408
[16]	Southwest Independent School District GO	5.000%	2/1/2031	1,000	1,100
[16]	Spring Independent School District GO	5.000%	8/15/2029	500	537
	Spring Independent School District GO	5.000%	8/15/2029	1,100	1,176
[16]	Spring Independent School District GO	5.000%	8/15/2030	560	611
	Spring Independent School District GO	5.000%	8/15/2030	4,500	4,890
[16]	Spring Independent School District GO	4.000%	8/15/2031	2,145	2,150
[16]	Spring Independent School District GO	4.000%	8/15/2032	3,545	3,553
	Stephen F Austin State University College & University Revenue	5.000%	10/15/2029	875	937
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	20,760	20,794
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	3,000	3,005
	Tarrant County College District GO	5.000%	8/15/2028	1,565	1,642
	Tarrant County College District GO	5.000%	8/15/2029	3,195	3,418
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,500	3,511
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	675	677
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,003
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,025
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	175	181
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	300	314
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,000	1,046
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	400	426
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,082
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,000	2,165
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,690	1,852
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	16,875	18,410
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,135	1,192
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	540	577
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2028	2,990	2,992
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.000%	11/15/2027	305	309
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	8,055	8,061
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	27,490	29,358
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2030	9,645	10,481
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	13,800	14,855
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	25,860	28,638
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	61,315	67,407
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2033	11,805	13,002
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.630%	5/7/2026	1,950	1,950
[5]	Tarrant County Hospital District GO TOB VRDO	3.800%	5/1/2026	11,085	11,085
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	1,330	1,364
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	3,400	3,426
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2028	3,000	3,008
	Temple TX GO	4.000%	8/1/2032	1,630	1,647
[16]	Temple TX Independent School District GO	5.000%	2/1/2028	1,105	1,152
[16]	Temple TX Independent School District GO	5.000%	2/1/2029	1,280	1,356
[16]	Temple TX Independent School District GO	5.000%	2/1/2030	1,575	1,704
[16]	Temple TX Independent School District GO	4.000%	2/1/2033	500	500
[16]	Terrell TX Independent School District GO	5.000%	8/1/2031	370	409
[16]	Terrell TX Independent School District GO	5.000%	8/1/2032	650	729
[16]	Terrell TX Independent School District GO	5.000%	8/1/2033	1,500	1,700
	Texas A&M University College & University Revenue	5.000%	5/15/2027	1,565	1,604
	Texas A&M University College & University Revenue	5.000%	5/15/2028	1,300	1,363
	Texas A&M University College & University Revenue	5.000%	5/15/2029	2,145	2,298
	Texas A&M University College & University Revenue	5.000%	5/15/2030	2,310	2,521
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.450%	1/1/2032	2,308	2,296
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/2049	860	867
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/2051	5,615	5,583
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/2052	1,585	1,573
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	3/1/2054	12,645	13,700
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	6.000%	1/1/2057	8,890	9,980
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2026	3,750	3,751
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/2027	7,000	7,015
	Texas GO	4.000%	8/1/2026	1,450	1,451
	Texas GO	4.000%	8/1/2027	500	500
	Texas GO	4.000%	8/1/2028	1,250	1,251
	Texas GO	5.000%	10/1/2028	11,795	12,448
	Texas GO	4.000%	8/1/2029	1,250	1,251
	Texas GO	4.000%	8/1/2030	1,500	1,501
103

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	5.000%	8/1/2030	3,500	3,600
	Texas GO	5.000%	10/1/2030	14,000	15,266
	Texas GO	4.000%	8/1/2031	1,250	1,251
	Texas GO	5.000%	10/1/2031	7,420	7,652
	Texas GO	5.000%	10/1/2032	13,550	13,960
	Texas GO	5.000%	10/1/2033	3,500	3,602
	Texas GO VRDO	3.500%	5/6/2026	39,190	39,190
	Texas GO VRDO	3.570%	5/6/2026	18,050	18,050
	Texas GO VRDO	3.570%	5/6/2026	1,690	1,690
	Texas GO VRDO	3.570%	5/6/2026	1,065	1,065
	Texas GO VRDO	3.570%	5/6/2026	40,380	40,380
	Texas GO VRDO	3.700%	5/6/2026	3,725	3,725
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	1,000	1,013
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	16,175	16,502
[4]	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue, 67% of TSFR3M + 1.625%	4.086%	12/15/2026	2,765	2,766
[4]	Texas Municipal Gas Acquisition & Supply Corp. II Natural Gas Revenue, 67% of TSFR3M + 1.045%	3.506%	9/15/2027	2,310	2,315
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	7,700	7,792
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	17,195	17,693
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	20,260	21,125
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	6,875	7,222
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	10,345	10,972
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2029	5,480	5,698
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2030	5,625	5,922
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/2031	5,470	5,871
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	80,045	84,654
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/2031	1,700	1,801
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/2032	4,515	4,798
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2028	550	564
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2029	1,100	1,144
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2030	1,500	1,576
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2031	1,730	1,832
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2032	2,150	2,285
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2033	5,120	5,444
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2034	1,500	1,599
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2026	870	870
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2027	2,030	2,030
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2028	645	644
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2030	4,180	4,278
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2031	1,065	1,087
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	3,630	3,699
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	1,120	1,139
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2030	15,565	16,542
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2032	615	651
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	2,500	2,633
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2026	260	260
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2026	500	500
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2027	1,640	1,662
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2028	725	746
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2028	640	666
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2029	1,810	1,888
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2029	1,000	1,059
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2030	1,000	1,076
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/2049	1,210	1,218
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/2027	1,750	1,757
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	2.800%	2/1/2027	485	484
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2027	6,625	6,651
[1,5]	Texas State Technical College & University Revenue TOB VRDO	3.820%	5/7/2026	13,875	13,875
	Texas State University System College & University Revenue	5.000%	3/15/2027	130	130
	Texas State University System College & University Revenue	5.000%	3/15/2027	5,250	5,356
	Texas State University System College & University Revenue	5.000%	3/15/2028	10,500	10,953
	Texas State University System College & University Revenue	5.000%	3/15/2029	5,500	5,856
	Texas State University System College & University Revenue	5.000%	3/15/2030	5,500	5,961
	Texas State University System CP	2.780%	5/21/2026	90,559	90,559
[5]	Texas Transportation Finance Corp. Highway Revenue TOB VRDO	3.650%	5/7/2026	1,250	1,250
	Texas Water Development Board Water Revenue	5.000%	10/15/2026	2,000	2,021
	Texas Water Development Board Water Revenue	5.000%	10/15/2027	1,450	1,500
104

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	5.000%	4/15/2028	1,885	1,972
	Texas Water Development Board Water Revenue	5.000%	4/15/2028	1,000	1,046
	Texas Water Development Board Water Revenue	5.000%	10/15/2028	3,650	3,868
	Texas Water Development Board Water Revenue	5.000%	10/15/2028	1,420	1,505
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	2,240	2,396
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	2,000	2,140
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	2,500	2,701
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	3,450	3,727
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	2,300	2,505
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	3,000	3,268
	Texas Water Development Board Water Revenue	4.000%	10/15/2030	5,240	5,258
	Texas Water Development Board Water Revenue	4.000%	10/15/2030	10,000	10,216
	Texas Water Development Board Water Revenue	5.000%	10/15/2030	5,000	5,492
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	1,495	1,653
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	1,350	1,407
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	1,000	1,032
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	7,700	7,720
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	3,760	3,762
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	3,000	3,154
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	1,760	1,779
	Texas Woman's University College & University Revenue	5.000%	7/1/2029	1,735	1,854
	Texas Woman's University College & University Revenue	5.000%	7/1/2030	700	759
	Texas Woman's University College & University Revenue	5.000%	7/1/2031	550	604
	Texas Woman's University College & University Revenue	5.000%	7/1/2032	390	432
	Texas Woman's University College & University Revenue	5.000%	7/1/2033	530	601
	THF Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.340%	2/1/2029	2,410	2,426
[16]	Tomball Independent School District GO	5.000%	2/15/2030	1,110	1,202
[16]	Tomball Independent School District GO	5.000%	2/15/2031	5,165	5,683
[16]	Tomball Independent School District GO	5.000%	2/15/2032	11,490	12,807
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/2027	5,325	5,336
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	1,750	1,761
[5,6]	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	4,940	4,940
	Travis County TX GO	5.000%	3/1/2033	15,760	16,678
	Trinity River Authority Denton Creek Wastewater Treatment System Water Revenue	5.000%	2/1/2033	2,720	3,082
	Trinity River Authority Denton Creek Wastewater Treatment System Water Revenue	5.000%	2/1/2034	1,900	2,176
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2030	2,025	2,196
[16]	Tyler Independent School District GO	5.000%	2/15/2030	1,000	1,084
[16]	Tyler Independent School District GO	4.000%	2/15/2032	2,850	2,852
	University of Houston College & University Revenue	5.000%	2/15/2031	300	300
	University of Houston College & University Revenue	4.000%	2/15/2032	305	305
	University of North Texas System College & University Revenue	5.000%	4/15/2029	810	864
	University of North Texas System College & University Revenue	5.000%	4/15/2030	640	695
	University of North Texas System College & University Revenue	5.000%	4/15/2031	790	871
	University of North Texas System College & University Revenue	5.000%	4/15/2032	955	1,067
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2030	350	380
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2031	800	881
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2032	650	724
	Victory Street Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,275	2,280
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2027	1,260	1,281
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2030	1,245	1,341
[16]	Waller Consolidated Independent School District GO	4.000%	2/15/2032	1,000	1,001
	Waxahachie TX GO	4.000%	8/1/2030	1,000	1,015
[16]	Weslaco Independent School District GO	4.000%	2/15/2032	1,220	1,221
	Williamson County TX GO	5.000%	2/15/2028	10,000	10,432
	Williamson County TX GO	5.000%	2/15/2029	23,265	24,649
	Williamson County TX GO	5.000%	2/15/2029	11,845	12,550
	Williamson County TX GO	5.000%	2/15/2030	7,750	8,347
	Williamson County TX GO	5.000%	2/15/2031	12,940	14,145
	Williamson County TX GO	5.000%	2/15/2032	6,490	7,186
	Williamson County TX GO	4.000%	2/15/2033	2,140	2,144
	Williamson County TX GO	4.000%	2/15/2034	490	491
	Williamson County TX GO, Prere.	4.000%	8/15/2026	1,760	1,766
					3,530,446
Utah (0.5%)
	Alpine UT School District (Utah School Bond Guaranty Program) GO	2.950%	3/15/2033	7,525	7,420
	Box Elder County UT School District GO	3.000%	7/15/2028	795	795
[5]	Copper Rim Infrastructure Financing District Special Assessment Revenue	6.125%	12/1/2054	1,095	1,128
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2029	645	687
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2031	1,370	1,502
105

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2032	1,000	1,109
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2028	675	706
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2029	550	587
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2030	700	760
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2031	910	1,000
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2032	2,200	2,447
[1,5]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue TOB VRDO	3.600%	5/1/2026	9,375	9,375
[1,5]	Downtown Revitalization Public Infrastructure District Utah Sales Tax Revenue TOB VRDO	3.600%	5/1/2026	8,440	8,440
[1,5]	Downtown Revitalization Public Infrastructure District Utah Sales Tax Revenue TOB VRDO	3.600%	5/1/2026	8,440	8,440
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	1,970	2,106
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	1,720	1,870
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	1,500	1,631
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	1,500	1,654
[11]	Utah Board of Higher Education College & University Revenue	5.500%	4/1/2029	9,870	10,367
[5]	Utah Charter School Finance Authority Charter School Aid Revenue	5.250%	6/15/2032	800	818
[5]	Utah Charter School Finance Authority Charter School Aid Revenue (Beehive Science & Technology Academy Project)	4.000%	10/15/2031	965	925
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	4,780	4,802
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/2054	3,625	3,940
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,160	1,271
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	2,585	2,842
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,330	2,600
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,080	5,634
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,395	6,116
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	8,620	9,784
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	2,635	3,004
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	21,415	24,527
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2056	4,685	5,330
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/2027	1,075	1,077
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.180%	2/1/2029	2,000	2,005
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2029	740	730
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.950%	4/1/2029	5,075	5,055
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2029	4,460	4,454
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	5,795	5,828
[5,6]	Utah Housing Corp. Mutlifamily Local or Guaranteed Housing Revenue TOB VRDO	3.670%	5/7/2026	1,243	1,243
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/2027	550	553
	Utah State University College & University Revenue	4.000%	12/1/2027	480	480
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2026	500	501
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2028	700	732
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2029	750	800
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2030	1,000	1,085
					158,160
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2026	500	500
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2027	170	170
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2028	225	226
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2029	440	443
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2030	225	227
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2031	1,000	962
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	11/1/2055	5,773	6,360
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	11/1/2056	1,310	1,465
					10,353
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	6,010	6,030
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	4,310	4,360
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2026	815	819
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2027	580	593
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2028	550	572
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2029	630	664
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2030	1,160	1,237
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2031	875	944
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2032	830	905
					16,124
106

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia (1.0%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	900	901
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	815	847
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	820	867
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	6/1/2027	1,785	1,785
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	17,430	18,616
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2027	2,405	2,405
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2029	1,015	1,010
	Arlington County VA GO	2.500%	8/15/2029	10,000	9,819
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2030	15,350	16,563
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/2028	3,445	3,521
	Franklin County VA IDA Intergovernmental Agreement Revenue	5.000%	10/15/2030	6,900	7,128
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	4,350	4,385
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/2027	13,925	14,303
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,700	1,710
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/2027	2,485	2,498
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/2028	1,680	1,716
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2029	6,725	6,755
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	3,193	3,208
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	500	512
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	500	533
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	500	542
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2027	885	888
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	455	457
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2029	230	231
	Loudoun County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/6/2026	3,610	3,610
	Loudoun County VA GO	5.000%	12/1/2027	2,110	2,192
	Loudoun County VA GO	5.000%	12/1/2028	2,115	2,248
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/2027	2,150	2,167
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/2027	3,435	3,464
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	935	996
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2027	1,000	1,009
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2028	10,380	10,923
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/6/2026	48,455	48,455
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/2026	1,755	1,755
	Prince William County Service Authority Water Revenue	5.000%	7/15/2029	500	538
	Prince William County Service Authority Water Revenue	5.000%	7/15/2030	250	274
	Prince William County Service Authority Water Revenue	5.000%	7/15/2031	500	557
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.100%	12/1/2026	785	785
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/2028	1,352	1,361
	Roanoke Economic Development Authority College & University Revenue	5.000%	9/1/2032	1,085	1,102
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	4,140	4,432
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2026	910	911
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2027	955	960
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	1,000	1,008
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	1,000	1,002
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	2,470	2,484
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2030	10,215	10,268
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2032	8,355	8,366
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2033	9,600	9,613
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2034	8,935	8,947
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	2,200	2,236
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2030	1,005	941
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2027	400	406
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2028	425	437
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2027	15,500	15,889
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/2028	2,860	2,861
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/2028	1,165	1,091
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/2028	7,445	7,449
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	3/1/2029	275	275
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/2029	8,285	8,287
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	4/1/2029	1,730	1,727
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	6/1/2029	2,815	2,816
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.950%	6/1/2029	1,250	1,251
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	9/1/2029	1,125	1,126
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	10/1/2029	6,500	6,491
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/2029	500	463
107

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	3/1/2031	840	831
[3]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	1/1/2032	970	969
[3]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.350%	7/1/2032	625	624
[3]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.400%	1/1/2033	1,900	1,899
[3]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.450%	7/1/2033	1,755	1,755
[3]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	1/1/2034	2,210	2,208
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	13,070	13,067
	Virginia Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	1,000	1,129
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2026	235	235
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,615	1,635
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	2,750	2,888
[5,6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/7/2026	3,860	3,860
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	2,100	2,117
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.125%	10/1/2030	14,565	14,516
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/2027	3,025	3,051
					335,157
Washington (2.1%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/2032	3,455	3,457
	Bellevue WA GO	3.000%	12/1/2026	975	974
	Benton County School District No 400 Richland GO	5.000%	12/1/2031	1,500	1,539
[11]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2028	2,800	2,628
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	2,795	3,062
	Clark County School District No. 117 Camas GO	4.000%	12/1/2030	3,825	3,829
	Community Roots Housing Foundation Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	7,125	7,175
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	5,500	6,097
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	5,000	5,618
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2027	3,990	4,083
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	6,060	6,268
	Franklin County School District No. 1 Pasco GO	5.000%	12/1/2032	2,790	2,881
	Grant & Douglas Counties School District No. 144-101 Quincy GO	4.000%	12/1/2032	3,610	3,612
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2030	2,200	2,379
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/2026	450	450
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/2027	650	656
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2027	150	152
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2028	150	153
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	1,655	1,676
	King County Public Hospital District No. 1 GO	5.000%	12/1/2032	300	302
	King County Public Hospital District No. 2 GO	5.000%	12/1/2029	1,000	1,072
	King County Public Hospital District No. 2 GO	5.000%	12/1/2032	650	717
	King County Public Hospital District No. 2 GO	5.000%	12/1/2034	150	168
[5,6]	King County Public Hospital District No. 2 GO TOB VRDO	3.650%	5/7/2026	3,165	3,165
	King County School District No. 401 Highline GO	5.000%	12/1/2028	1,250	1,327
	King County School District No. 401 Highline GO	5.000%	12/1/2030	1,800	1,984
	King County School District No. 405 Bellevue GO	4.000%	12/1/2032	1,220	1,240
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2027	1,900	1,974
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2028	3,000	3,183
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2029	2,575	2,787
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2031	900	1,006
	King County School District No. 411 Issaquah GO	4.000%	12/1/2031	1,000	1,001
	King County School District No. 411 Issaquah GO	5.000%	12/1/2032	3,750	3,801
	King County WA Sewer Revenue	5.000%	1/1/2031	2,250	2,480
[4]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.850%	1/1/2040	23,825	23,697
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2029	1,000	1,074
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2030	1,050	1,146
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2031	1,100	1,216
	Pierce & King Counties WA School District No. 417 Fife GO	4.000%	12/1/2032	2,320	2,367
	Pierce County School District No. 320 Sumner GO	3.000%	12/1/2027	595	595
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/2031	1,260	1,261
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2027	1,535	1,564
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2028	1,600	1,671
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2030	720	782
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2031	1,450	1,594
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/2033	1,270	1,294
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	5.000%	12/1/2029	1,865	1,949
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	4.000%	12/1/2032	5,655	5,690
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/2027	4,500	4,527
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/2030	4,815	4,888
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	4/1/2032	4,455	4,457
108

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2033	1,415	1,430
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/2028	1,915	1,923
[4]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.870%	5/1/2045	18,345	18,261
[5]	Seattle WA Water System Water Revenue TOB VRDO	3.650%	5/7/2026	4,000	4,000
	Skagit County Consolidated School District No. 320 Mount Vernon GO	5.000%	12/1/2031	1,000	1,038
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	2,825	2,847
	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	6,355	6,035
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/2032	1,150	1,151
	Spokane WA GO	3.500%	12/1/2028	1,610	1,610
	Spokane WA GO	4.000%	12/1/2029	1,535	1,536
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2030	9,190	9,192
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2032	1,470	1,470
	Tacoma WA Sewer Revenue	4.000%	12/1/2030	2,860	2,954
	Tacoma WA Sewer Revenue	4.000%	12/1/2033	6,440	6,442
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	23,805	23,976
	Vancouver Housing Authority Local or Guaranteed Housing Revenue	5.000%	8/1/2029	200	208
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	5.000%	10/1/2027	1,460	1,471
	Washington GO	5.000%	7/1/2027	7,000	7,198
	Washington GO	4.000%	7/1/2028	25,000	25,788
	Washington GO	5.000%	7/1/2028	10,000	10,527
	Washington GO	5.000%	8/1/2028	10,000	10,546
	Washington GO	5.000%	6/1/2029	5,120	5,494
	Washington GO	5.000%	8/1/2029	1,190	1,225
	Washington GO	5.000%	7/1/2030	18,500	20,262
	Washington GO	5.000%	8/1/2030	1,125	1,158
	Washington GO	5.000%	7/1/2031	25,000	27,788
	Washington GO	5.000%	7/1/2032	12,000	13,504
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,945	1,955
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	2,250	2,261
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	790	795
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,000	1,038
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,430	1,512
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,690	2,851
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,990	2,086
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,910	4,169
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	1,150	1,236
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,350	1,393
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	4,490	4,820
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,105	4,442
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	24,255	26,098
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	2,000	2,180
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,690	1,738
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	6,840	7,416
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	6,190	6,730
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	3,520	3,681
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,295	4,694
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	2,390	2,637
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,845	1,888
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,000	1,053
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,000	1,053
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,500	1,531
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	2,525	2,595
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	20,550	22,451
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,755	4,122
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	3,190	3,331
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	14,565	16,036
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	20,275	22,270
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	300	308
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	2,845	3,147
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	4,070	4,072
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,950	1,987
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	10,875	10,878
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	19,070	21,113
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	24,710	24,732
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	5,090	5,407
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	44,950	45,940
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	12,000	13,064
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2033	1,525	1,531
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2028	540	552
109

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2026	350	351
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2027	200	203
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	22,385	22,890
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	370	377
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	1,185	1,259
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2032	2,000	2,032
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2027	350	356
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2028	555	572
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2029	775	810
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2030	890	940
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.375%	1/1/2033	16,150	16,073
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/2026	420	419
[5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/2029	4,000	4,000
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2029	655	674
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2030	1,310	1,356
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2030	300	319
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2031	1,695	1,763
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2031	500	538
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2032	750	813
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2033	500	547
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	6,613	6,380
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/2050	475	469
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/2052	2,070	2,157
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	850	862
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2027	1,000	991
[5,6]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	3.670%	5/7/2026	2,225	2,225
[5,6]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.670%	5/7/2026	2,903	2,903
[5,6]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.670%	5/7/2026	3,325	3,325
[5,6]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.670%	5/7/2026	3,918	3,918
[5,6]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.670%	5/7/2026	2,744	2,744
	Washington State University College & University Revenue	5.000%	4/1/2028	1,765	1,842
	Washington State University College & University Revenue	5.000%	4/1/2029	1,275	1,358
	Washington State University College & University Revenue	5.000%	4/1/2030	2,000	2,167
	Washington State University College & University Revenue	5.000%	4/1/2031	770	847
	Washington State University College & University Revenue	5.000%	4/1/2032	785	875
					733,850
West Virginia (0.2%)
[1]	Cabell County Board of Education GO	2.000%	6/1/2026	3,685	3,681
[1]	Cabell County Board of Education GO	2.000%	6/1/2027	4,510	4,444
[1]	Cabell County Board of Education GO	2.000%	6/1/2028	3,400	3,285
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,565	2,567
[5]	Monongalia County WV Tax Increment/Allocation Revenue	5.000%	6/1/2033	735	766
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2026	250	250
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2028	300	312
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2029	170	180
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2031	550	592
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2032	500	541
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2033	500	552
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	6,320	6,437
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.700%	6/1/2028	4,510	4,594
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	4,365	4,408
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2032	2,400	2,422
	West Virginia GO	5.000%	12/1/2031	1,000	1,047
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2030	2,065	2,111
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,050	1,051
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	900	901
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	775	783
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2033	9,925	10,762
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	600	610
110

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	650	651
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/2029	1,890	2,012
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2028	425	443
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2030	200	216
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2031	300	328
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2032	250	277
					56,223
Wisconsin (2.8%)
	Brown County WI GO	2.750%	11/1/2029	595	584
	Burnett County WI GO	2.000%	11/1/2026	1,010	1,002
	Dane County WI GO	2.000%	4/1/2027	3,405	3,372
	Dane County WI GO	2.000%	4/1/2028	1,715	1,665
	Glenwood City School District GO	2.750%	3/1/2029	540	533
	Green Bay Area Public School District GO	5.000%	4/1/2030	975	1,061
	Green Bay Area Public School District GO	5.000%	4/1/2031	2,750	3,041
	Green Bay Area Public School District GO	5.000%	4/1/2032	2,000	2,243
	Janesville School District GO	5.000%	3/1/2030	330	358
	Janesville School District GO	5.000%	3/1/2031	400	440
	Janesville School District GO	5.000%	3/1/2032	825	922
	Jefferson County WI GO	2.600%	4/1/2030	445	434
	Madison WI GO	1.250%	10/1/2031	7,725	6,639
	Madison WI Metropolitan School District GO	1.375%	3/1/2031	4,760	4,176
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/2029	2,785	2,796
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2032	500	505
	Milwaukee WI GO	5.000%	12/1/2026	2,735	2,769
	Milwaukee WI GO	5.000%	4/1/2027	5,135	5,236
[2]	Milwaukee WI GO	5.000%	4/1/2027	1,310	1,337
[1]	Milwaukee WI GO	5.000%	4/1/2027	1,350	1,378
[2]	Milwaukee WI GO	5.000%	4/1/2027	1,460	1,490
	Milwaukee WI GO	5.000%	12/1/2027	2,745	2,839
	Milwaukee WI GO	5.000%	4/1/2028	3,275	3,412
	Milwaukee WI GO	5.000%	4/1/2028	3,025	3,151
[1]	Milwaukee WI GO	5.000%	4/1/2028	6,665	6,958
[2]	Milwaukee WI GO	5.000%	4/1/2028	1,320	1,378
[1]	Milwaukee WI GO	5.000%	4/1/2028	1,680	1,754
	Milwaukee WI GO	5.000%	12/1/2028	2,745	2,888
	Milwaukee WI GO	5.000%	4/1/2029	1,050	1,111
	Milwaukee WI GO	5.000%	4/1/2029	3,615	3,680
[2]	Milwaukee WI GO	5.000%	4/1/2029	2,655	2,811
[1]	Milwaukee WI GO	5.000%	4/1/2029	1,685	1,784
[2]	Milwaukee WI GO	5.000%	12/1/2029	3,760	4,025
	Milwaukee WI GO	5.000%	12/1/2029	2,750	2,940
	Milwaukee WI GO	5.000%	4/1/2030	1,335	1,359
[1]	Milwaukee WI GO	5.000%	4/1/2030	6,765	7,280
[2]	Milwaukee WI GO	5.000%	12/1/2030	3,760	4,084
	Milwaukee WI GO	5.000%	12/1/2030	2,750	2,982
	Milwaukee WI GO	4.000%	4/1/2031	1,630	1,640
	Milwaukee WI GO	5.000%	4/1/2031	1,770	1,800
[2]	Milwaukee WI GO	5.000%	12/1/2031	3,760	4,125
	Milwaukee WI GO	5.000%	12/1/2031	5,515	6,053
[1]	Milwaukee WI GO	5.000%	12/1/2031	3,100	3,403
[2]	Milwaukee WI GO	5.000%	12/1/2032	3,705	4,106
	Milwaukee WI GO	5.000%	12/1/2032	5,520	6,117
[1]	Milwaukee WI GO	5.000%	12/1/2032	6,760	7,491
[2]	Milwaukee WI GO	3.000%	4/1/2033	1,415	1,383
[1]	Milwaukee WI GO	5.000%	12/1/2033	7,080	7,911
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2033	2,500	2,352
	Oregon WI GO	3.000%	3/1/2030	195	195
	Oregon WI School District GO	2.700%	3/1/2027	1,075	1,067
	Oregon WI School District GO	3.050%	3/1/2030	3,190	3,190
	Platteville WI GO	3.000%	9/1/2030	300	300
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue (Anticipation Notes Program)	5.000%	8/27/2026	2,000	2,012
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue (Anticipation Notes Program)	5.000%	9/24/2026	9,100	9,169
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2026	185	185
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2028	470	472
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2033	1,045	1,038
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2034	4,550	4,254
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2034	1,200	1,185
111

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2026	430	430
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2028	275	276
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2028	440	443
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2029	450	440
[5]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/2034	400	409
	Public Finance Authority College & University Revenue	5.000%	6/1/2027	160	162
	Public Finance Authority College & University Revenue	5.000%	6/1/2028	120	123
	Public Finance Authority College & University Revenue	5.000%	4/1/2030	1,215	1,259
	Public Finance Authority College & University Revenue	5.000%	6/1/2030	375	391
	Public Finance Authority College & University Revenue	5.000%	4/1/2031	1,275	1,326
	Public Finance Authority College & University Revenue	5.000%	6/1/2031	615	644
	Public Finance Authority College & University Revenue	5.250%	10/1/2031	1,030	1,040
	Public Finance Authority College & University Revenue	5.000%	6/1/2032	560	587
	Public Finance Authority College & University Revenue	5.250%	10/1/2032	720	726
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	15,685	15,689
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	18,975	19,234
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	400	401
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	1,215	1,219
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	3,000	3,025
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,100	1,114
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	3,880	3,886
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,150	1,175
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	460	468
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	365	369
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	2,295	2,357
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	250	258
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	255	260
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	4,045	4,256
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2029	185	186
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	320	329
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,800	1,809
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	1,350	1,337
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,000	1,075
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,205	1,207
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,000	1,053
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/2027	1,080	1,106
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/2029	1,000	1,067
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2026	275	277
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2029	300	317
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2032	460	500
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	5.000%	6/1/2027	1,525	1,534
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/2031	7,830	7,630
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	15,525	15,867
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	4,710	4,762
[5]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	6,385	6,345
[5]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	5,019	2,481
[5]	Public Finance Authority Intergovernmental Agreement Revenue (Creekhaven, Wildrye & Furst Ranch Projects)	0.000%	12/15/2036	28,315	14,411
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	29,645	29,671
	Public Finance Authority Intergovernmental Agreement Revenue PUT	3.625%	6/15/2031	12,210	12,148
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	630	645
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2030	235	243
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2030	170	177
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2035	580	614
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/2039	8,975	8,824
[2]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.000%	7/1/2034	250	275
[2]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.000%	7/1/2035	250	273
[4,5]	Public Finance Authority Local or Guaranteed Housing Revenue, 67% of SOFR + 1.150%	3.582%	12/1/2068	66,435	66,454
[1]	Racine Unified School District GO	5.000%	4/1/2030	1,155	1,250
	Racine Unified School District Miscellaneous Revenue	4.000%	4/1/2030	26,860	27,464
[1]	Sparta Area School District GO	5.000%	3/1/2028	135	140
[1]	Sparta Area School District GO	5.000%	3/1/2029	750	797
[1]	Sparta Area School District GO	5.000%	3/1/2030	1,500	1,622
	Sussex WI GO	2.500%	3/1/2030	325	315
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	750	812
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	5,745	6,246
	Waukesha WI GO	2.000%	10/1/2026	2,455	2,440
	Waukesha WI GO	2.000%	10/1/2027	3,000	2,945
112

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waukesha WI GO	2.000%	10/1/2028	3,000	2,894
	Waunakee Community School District GO	3.250%	4/1/2028	24,000	24,003
	Wausau School District GO	5.000%	3/1/2028	2,845	2,961
	Wausau School District GO	5.000%	3/1/2029	4,530	4,806
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/2027	2,630	2,633
	Williams Bay WI GO	2.750%	4/1/2030	325	319
	Winneconne Community School District GO	2.625%	4/1/2030	400	390
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2028	1,050	968
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2028	265	245
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	4,035	4,333
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	1,780	1,947
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2031	2,700	3,001
	Wisconsin GO	5.000%	5/1/2027	9,225	9,445
	Wisconsin GO	5.000%	5/1/2029	3,250	3,482
	Wisconsin GO	5.000%	5/1/2029	2,865	3,069
[3]	Wisconsin GO	5.000%	5/1/2029	800	838
	Wisconsin GO	5.000%	5/1/2030	5,000	5,460
	Wisconsin GO	5.000%	5/1/2030	10,000	10,921
[3]	Wisconsin GO	5.000%	5/1/2030	1,955	2,085
	Wisconsin GO	5.000%	5/1/2031	7,370	8,182
[3]	Wisconsin GO	5.000%	5/1/2031	1,605	1,739
[3]	Wisconsin GO	5.000%	5/1/2032	1,090	1,197
[3]	Wisconsin GO	5.000%	5/1/2033	1,550	1,721
[3]	Wisconsin GO	5.000%	5/1/2034	1,200	1,345
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2026	1,100	1,109
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	575	576
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,003
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	350	351
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	200	202
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,695	1,714
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	715	716
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	400	406
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	150	153
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	3,130	3,133
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,450	1,496
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	750	753
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	515	533
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	275	286
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,000	1,041
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	170	175
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	1,365	1,365
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,985	2,086
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	13,045	13,708
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	175	186
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	3,125	3,329
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/15/2029	8,890	8,901
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,845	3,035
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	275	297
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,675	1,798
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	265	278
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	4,445	4,805
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	2,990	3,230
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	6,195	6,681
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	5,145	5,232
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	2,775	3,012
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	8,190	8,954
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,000	1,001
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	4,650	5,074
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	5,970	6,494
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,940	3,218
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	390	414
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2032	2,125	2,138
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	4,400	4,854
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	4,795	5,272
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	8,865	9,772
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	415	442
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	5,000	5,553
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	5,305	5,863
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	430	459
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	7,195	7,196
113

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	2,260	2,267
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	1,575	1,580
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/2026	10,075	10,126
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	8,230	8,259
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	4,345	4,614
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	3,885	4,115
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	34,250	36,764
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2033	44,570	48,764
[5,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/1/2026	12,676	12,676
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/7/2026	4,275	4,275
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	4,360	4,362
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	3.800%	8/15/2054	13,165	13,147
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/2029	325	325
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2034	1,000	1,015
[5]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collaboration Inc. Project)	5.000%	8/1/2027	5,500	5,514
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.050%	9/1/2026	820	813
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.150%	3/1/2027	850	830
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.850%	3/1/2027	1,225	1,208
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.250%	9/1/2027	870	839
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.400%	3/1/2028	750	718
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.500%	9/1/2028	790	751
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.600%	3/1/2029	855	806
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.700%	9/1/2029	835	777
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.500%	9/1/2031	1,485	1,507
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/2047	2,030	2,039
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/2048	690	692
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.250%	3/1/2049	730	740
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,035	1,019
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/2052	2,180	2,148
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/2053	7,565	7,857
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2054	4,785	5,245
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	2,580	2,786
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	8,200	8,925
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	4,245	4,692
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.750%	9/1/2056	1,150	1,261
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	2,110	2,111
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	350	350
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.050%	5/3/2027	7,510	7,507
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	10,195	10,236
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2028	7,500	7,505
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/2026	1,035	1,040
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/2026	7,500	7,586
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/2027	1,625	1,648
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	25,067	25,177
					957,374
114

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wyoming (0.2%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2027	205	207
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2029	120	123
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2030	500	514
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/2026	34,000	33,841
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2052	685	682
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2053	2,440	2,566
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	3,995	4,432
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	20,625	20,625
					62,990
Total Tax-Exempt Municipal Bonds (Cost $33,748,635)					33,880,615
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	47,534	32,324
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	19,075	13,209
Total Taxable Municipal Bonds (Cost $40,820)					45,533
				Shares
Temporary Cash Investments (2.7%)
Investment Company (2.7%)
[17]	Vanguard Municipal Low Duration Fund (Cost $933,595)	3.451%		93,359,743	933,597
Total Investments (100.5%) (Cost $34,723,050)					34,859,745
Other Assets and Liabilities—Net (-0.5%)					(169,178)
Net Assets (100%)					34,690,567
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $2,172,082, representing 6.3% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
14	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value of these securities was $13,700,000, representing 0.0% of net assets.
15	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
115

Limited-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
9/11/2026	JPMC	70,000	Buy	5-Year MMD AAA General Obligation Scale	2.680	(232)	—	(232)
JPMC—JPMorgan Chase Bank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
116

Limited-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $33,789,455)	33,926,148
Affiliated Issuers (Cost $933,595)	933,597
Total Investments in Securities	34,859,745
Investment in Vanguard	825
Cash	992
Receivables for Investment Securities Sold	53,749
Receivables for Accrued Income	414,534
Receivables for Capital Shares Issued	34,406
Variation Margin Receivable—Futures Contracts	—
Other Assets	261
Total Assets	35,364,512
Liabilities
Payables for Investment Securities Purchased	599,077
Payables for Capital Shares Redeemed	46,900
Payables for Distributions	26,425
Payables to Vanguard	1,311
Unrealized Depreciation—Over-the-Counter Swap Contracts	232
Total Liabilities	673,945
Net Assets	34,690,567
At April 30, 2026, net assets consisted of:

Paid-in Capital	35,134,783
Total Distributable Earnings (Loss)	(444,216)
Net Assets	34,690,567

Investor Shares—Net Assets
Applicable to 81,660,646 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	895,223
Net Asset Value Per Share—Investor Shares	$10.96

Admiral™ Shares—Net Assets
Applicable to 3,082,751,972 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,795,344
Net Asset Value Per Share—Admiral Shares	$10.96

See accompanying Notes, which are an integral part of the Financial Statements.
117

Limited-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1]	553,607
Total Income	553,607
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,178
Management and Administrative—Investor Shares	646
Management and Administrative—Admiral Shares	11,621
Marketing and Distribution—Investor Shares	34
Marketing and Distribution—Admiral Shares	878
Custodian Fees	43
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	64
Trustees’ Fees and Expenses	9
Other Expenses	14
Total Expenses	15,494
Expenses Paid Indirectly	(21)
Net Expenses	15,473
Net Investment Income	538,134
Realized Net Gain (Loss)
Investment Securities Sold[1]	12,034
Futures Contracts	(4,169)
Swap Contracts	950
Realized Net Gain (Loss)	8,815
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(124,235)
Futures Contracts	(254)
Swap Contracts	(232)
Change in Unrealized Appreciation (Depreciation)	(124,721)
Net Increase (Decrease) in Net Assets Resulting from Operations	422,228
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,814, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
118

Limited-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	538,134	966,027
Realized Net Gain (Loss)	8,815	(41,727)
Change in Unrealized Appreciation (Depreciation)	(124,721)	422,154
Net Increase (Decrease) in Net Assets Resulting from Operations	422,228	1,346,454
Distributions
Investor Shares	(13,616)	(24,363)
Admiral Shares	(521,358)	(936,253)
Total Distributions	(534,974)	(960,616)
Capital Share Transactions
Investor Shares	43,347	39,533
Admiral Shares	1,917,176	2,145,867
Net Increase (Decrease) from Capital Share Transactions	1,960,523	2,185,400
Total Increase (Decrease)	1,847,777	2,571,238
Net Assets
Beginning of Period	32,842,790	30,271,552
End of Period	34,690,567	32,842,790

See accompanying Notes, which are an integral part of the Financial Statements.
119

Limited-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.00	$10.86	$10.51	$10.47	$11.17	$11.20
Investment Operations
Net Investment Income[1]	.171	.329	.296	.239	.149	.141
Net Realized and Unrealized Gain (Loss) on Investments	(.041)	.138	.350	.040	(.698)	(.029)
Total from Investment Operations	.130	.467	.646	.279	(.549)	.112
Distributions
Dividends from Net Investment Income	(.170)	(.327)	(.296)	(.239)	(.151)	(.142)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.170)	(.327)	(.296)	(.239)	(.151)	(.142)
Net Asset Value, End of Period	$10.96	$11.00	$10.86	$10.51	$10.47	$11.17
Total Return[2]	1.18%	4.37%	6.19%	2.66%	-4.95%	1.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$895	$855	$805	$830	$1,143	$1,506
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.02%	2.73%	2.24%	1.37%	1.26%
Portfolio Turnover Rate	11%	36%	50%	55%	65%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
120

Limited-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.00	$10.86	$10.51	$10.47	$11.17	$11.20
Investment Operations
Net Investment Income[1]	.175	.338	.305	.249	.158	.150
Net Realized and Unrealized Gain (Loss) on Investments	(.041)	.138	.349	.039	(.699)	(.029)
Total from Investment Operations	.134	.476	.654	.288	(.541)	.121
Distributions
Dividends from Net Investment Income	(.174)	(.336)	(.304)	(.248)	(.159)	(.151)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.174)	(.336)	(.304)	(.248)	(.159)	(.151)
Net Asset Value, End of Period	$10.96	$11.00	$10.86	$10.51	$10.47	$11.17
Total Return[2]	1.22%	4.45%	6.27%	2.74%	-4.87%	1.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,795	$31,988	$29,466	$28,381	$30,135	$37,525
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.21%	3.10%	2.82%	2.33%	1.46%	1.34%
Portfolio Turnover Rate	11%	36%	50%	55%	65%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
121

Limited-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at April 30, 2026.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2026, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
122

Limited-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $825,000, representing less than 0.01% of the fund’s net assets and 0.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2026, custodian fee offset arrangements reduced the fund’s expenses by $21,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
123

Limited-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	33,880,615	—	33,880,615
Taxable Municipal Bonds	—	45,533	—	45,533
Temporary Cash Investments	933,597	—	—	933,597
Total	933,597	33,926,148	—	34,859,745
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(232)	—	(232)
E.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	34,726,052
Gross Unrealized Appreciation	265,365
Gross Unrealized Depreciation	(131,904)
Net Unrealized Appreciation (Depreciation)	133,461
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $600,506,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2026, the fund purchased $5,017,037,000 of investment securities and sold $3,509,457,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2026, such purchases were $93,100,000 and sales were $66,595,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	176,239	16,004	239,105	21,927
Issued in Lieu of Cash Distributions	11,498	1,045	20,718	1,899
Redeemed	(144,390)	(13,117)	(220,290)	(20,239)
Net Increase (Decrease)—Investor Shares	43,347	3,932	39,533	3,587
Admiral Shares
Issued	4,130,534	375,076	7,838,076	719,413
Issued in Lieu of Cash Distributions	373,026	33,893	677,401	62,106
Redeemed	(2,586,384)	(234,961)	(6,369,610)	(585,293)
Net Increase (Decrease)—Admiral Shares	1,917,176	174,008	2,145,867	196,226
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
124

Limited-Term Tax-Exempt Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q312 062026
125

Financial Statements
For the six-months ended April 30, 2026
Vanguard Long-Term Tax-Exempt Fund

Contents
Financial Statements	1

Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (94.6%)
Alabama (4.2%)
	Alabama GO	4.000%	11/1/2031	4,000	4,003
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2041	2,390	2,658
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2042	2,410	2,662
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2043	2,425	2,660
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2044	3,000	3,263
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2045	3,000	3,234
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2050	3,935	4,156
	Auburn University College & University Revenue	5.000%	6/1/2043	5,000	5,135
	Auburn University College & University Revenue	5.000%	6/1/2050	3,000	3,139
	Auburn University College & University Revenue	5.000%	6/1/2055	12,985	13,464
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	695	708
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	14,090	15,164
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	28,790	30,214
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	27,575	27,784
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2033	21,740	22,834
[3]	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2033	3,735	3,983
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2034	10,920	11,346
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	18,430	18,480
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	10,810	11,353
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2035	1,000	1,059
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2036	20,000	20,609
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	32,290	33,548
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	28,595	30,015
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	14,645	15,537
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	7,980	8,458
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	10,755	10,867
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	25,195	25,418
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	38,850	41,185
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	4,960	5,026
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	9,000	9,421
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	12,875	13,357
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	24,880	26,501
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	1,630	1,632
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,560	1,536
	East Alabama Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2030	1,000	1,007
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	23,960	24,532
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	485	521
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2054	1,215	1,229
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2054	1,185	1,199
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	625	610
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	605	586
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	690	660
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	545	516
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	645	601
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	5,000	5,459
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	5,000	5,445
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	4,000	4,334
	Jefferson County AL Sewer Revenue	5.250%	10/1/2044	1,175	1,261
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	5,825	6,204
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	20,350	21,242
	Limestone County Water & Sewer Authority Water Revenue	4.250%	12/1/2054	1,450	1,333
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	1,685	1,769
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	30,310	31,689
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/2026	430	430
1

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2045	750	807
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	29,770	31,706
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	24,620	26,511
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	2,830	2,928
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	31,990	32,754
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	10/1/2030	10,500	11,221
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	12,315	12,457
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/2031	2,000	2,010
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	1,215	1,292
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	21,030	21,749
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	29,425	30,939
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	1,610	1,698
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	5,665	6,028
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	2,225	2,362
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	34,020	36,778
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2043	3,720	3,089
	University of Alabama College & University Revenue	4.000%	7/1/2040	2,000	2,021
	University of Alabama College & University Revenue	4.000%	7/1/2046	8,665	8,289
	University of Alabama College & University Revenue	4.000%	7/1/2047	5,000	4,663
	University of Alabama College & University Revenue	4.000%	7/1/2048	1,745	1,606
	University of Alabama College & University Revenue	4.000%	7/1/2054	1,000	888
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2029	1,000	1,027
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2030	1,020	1,048
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2031	1,000	1,026
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2032	750	769
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2033	1,435	1,470
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	2,120	2,143
					790,315
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	2,025	2,210
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2056	800	886
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2032	850	924
	Municipality of Anchorage AK GO	4.000%	9/1/2037	1,000	1,015
	Municipality of Anchorage AK GO	4.000%	9/1/2038	1,000	1,011
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	5,465	4,627
					10,673
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	100
Arizona (1.3%)
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2036	1,500	1,633
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2045	3,250	3,531
	Arizona Board of Regents College & University Revenue	5.000%	8/1/2045	1,120	1,211
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2046	4,000	4,304
	Arizona Board of Regents College & University Revenue	5.000%	8/1/2046	1,000	1,070
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2047	2,000	2,132
	Arizona IDA Charter School Aid Revenue	5.500%	11/1/2051	1,430	1,504
	Arizona IDA Charter School Aid Revenue	5.500%	11/1/2056	1,740	1,817
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2049	1,610	1,481
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2041	505	462
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2051	2,450	2,011
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	4,660	3,648
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,000	989
[4]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.625%	5/1/2054	6,125	6,517
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2031	605	670
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	4,928	5,055
[4,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/2050	4,000	—
[4,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/2051	5,000	1
	Arizona State University College & University Revenue	5.000%	7/1/2043	5,400	5,625
	Bullhead AZ Excise Taxes Sales Tax Revenue	4.000%	7/1/2052	1,035	933
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	4,810	4,863
	Glendale IDA College & University Revenue	5.000%	5/15/2045	2,000	2,109
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2043	1,275	1,387
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2044	1,000	1,080
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/2048	1,350	1,305
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2041	1,275	1,155
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2049	3,500	3,275
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2055	11,535	9,468
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	1,350	1,448
2

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	5,000	5,100
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,000	1,070
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,500	1,586
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	2,750	2,886
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	7.000%	5/1/2066	14,100	14,118
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	220	225
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2033	200	207
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2034	200	206
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2035	250	257
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2037	250	254
[1]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/2044	2,430	2,430
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2045	3,500	3,741
	Peoria AZ GO	5.000%	7/15/2036	1,475	1,702
	Peoria AZ GO	5.000%	7/15/2037	3,100	3,553
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2037	3,750	3,785
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2042	3,000	2,995
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2035	2,100	2,195
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	2,990	3,119
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	3,350	3,488
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2038	3,440	3,577
[6]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2042	3,000	3,594
[6]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2043	1,500	1,795
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	6,540	6,769
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	1,000	866
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	6,250	4,537
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	500	364
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	2,175	1,887
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2042	1,700	1,872
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2043	2,360	2,582
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/2032	1,035	1,036
	Queen Creek AZ COP	5.000%	10/1/2043	1,235	1,350
	Queen Creek AZ COP	5.000%	10/1/2044	830	899
	Queen Creek AZ COP	5.000%	10/1/2045	1,030	1,106
	Queen Creek AZ COP	5.000%	10/1/2046	875	931
	Queen Creek AZ Excise Tax Sales Tax Revenue	4.000%	8/1/2050	1,345	1,228
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2045	2,765	2,891
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	12,450	13,123
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2055	45,000	47,688
[4]	Sierra Vista IDA Charter School Aid Revenue	5.500%	6/15/2036	2,720	2,660
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2055	2,340	2,377
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2060	4,665	4,722
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/2058	7,250	6,930
[1]	Western Maricopa Education Center District No. 402 (School Improvement Project - 2025) GO	5.000%	7/1/2037	2,500	2,850
[1]	Western Maricopa Education Center District No. 402 (School Improvement Project - 2025) GO	5.000%	7/1/2038	2,750	3,116
					244,351
Arkansas (0.1%)
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/2055	1,455	1,536
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2042	1,160	1,279
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2043	1,055	1,157
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2044	1,110	1,207
[1]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2050	1,645	1,749
[1]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2055	2,185	2,295
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2042	1,000	1,055
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2043	1,000	1,052
	Rogers School District No. 30 GO	3.000%	2/1/2030	4,660	4,661
					15,991
California (7.7%)
	Alameda County Fire Department GO	5.250%	6/1/2055	6,500	7,000
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	7,000	6,273
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2043	5,310	5,913
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2044	5,175	5,709
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2045	5,460	5,956
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2046	3,650	3,937
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2048	27,025	28,707
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	8,000	8,382
3

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Antelope Valley Community College District GO	0.000%	8/1/2047	1,000	364
	Antelope Valley Community College District GO	0.000%	8/1/2048	1,330	458
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	11,270	12,253
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	25,000	26,923
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2036	9,855	10,303
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2029	1,200	1,248
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	11/1/2033	10,000	10,815
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	19,115	19,355
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	7,270	7,598
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	1,475	1,539
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	865	916
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	9,945	10,857
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	3,050	3,221
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	11,820	12,501
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	20,000	21,549
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	9,625	10,037
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	32,800	33,554
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	22,225	24,012
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	7,360	7,712
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	14,770	14,957
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	50,000	52,265
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	10,030	10,288
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	14,475	15,370
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	16,640	16,827
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	19,470	20,005
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	11,630	12,462
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	13,035	13,907
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	2,442	46
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2050	1,110	878
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	1,500	1,174
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	5,000	4,156
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/2056	2,500	1,712
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,000	888
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,075	938
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	8,000	9,525
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	4,555	5,330
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	6,200	6,943
	California GO	3.000%	11/1/2041	5,500	4,952
	California GO	5.000%	8/1/2043	5,000	5,585
	California GO	5.000%	8/1/2044	3,950	4,375
	California GO	5.000%	10/1/2047	9,020	9,779
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,000	1,114
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	1,000	1,086
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2047	9,435	7,409
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	3,700	4,091
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	3,785	4,273
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	8,893	9,089
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	6,542	6,618
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	13,734	13,651
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	12,992	12,529
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	1,748	1,767
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	10,107
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	7,500	7,511
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,480	1,485
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2046	7,370	7,919
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	16,725	17,861
[4]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2054	5,000	5,060
	California Municipal Finance Authority	4.050%	7/20/2041	2,829	2,633
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,470	1,906
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	8,000	6,969
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	9,095	7,815
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	1,250	1,263
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.327%	11/20/2040	8,365	8,292
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.327%	11/20/2040	2,618	2,474
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	3,950	3,682
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	4,465	3,313
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	1,200	863
[4]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/2064	1,550	1,625
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2056	3,235	3,475
4

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2060	1,245	1,328
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	4,920	4,672
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	14,920	13,809
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	4,000	4,284
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	3,825	3,829
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2043	3,990	4,440
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2044	1,060	1,170
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2045	3,100	3,387
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2046	1,435	1,552
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2047	2,555	2,735
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2048	8,720	9,274
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	1,955	2,129
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2046	4,610	4,971
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	1,675	1,813
	California State University College & University Revenue	4.000%	11/1/2055	2,825	2,609
	California State University College & University Revenue PUT	3.125%	11/1/2026	1,000	998
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2039	1,000	924
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2051	3,000	2,237
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	4.250%	9/1/2035	3,000	3,072
[2]	Central Unified School District COP	5.250%	8/1/2050	2,125	2,254
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	1,180	1,255
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	7,325	7,815
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/2051	9,950	7,540
	Coast Community College District GO	3.000%	8/1/2039	4,300	3,936
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2056	10,000	6,893
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2056	4,505	4,044
	Downey Unified School District GO	3.000%	8/1/2046	5,720	4,580
	Downey Unified School District GO	3.000%	8/1/2047	6,240	4,897
[6]	El Camino Healthcare District GO	0.000%	8/1/2030	5,000	4,425
	El Dorado Irrigation District COP	4.000%	3/1/2050	3,875	3,638
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	1,625	1,513
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	750	698
	Foothill-De Anza Community College District GO	3.000%	8/1/2039	1,210	1,106
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,500	1,347
[4,7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	8,972	8,164
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	5,902	5,460
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	4,774	3,993
[7]	Freddie Mac Pool	3.600%	7/1/2040	3,926	3,610
	Fresno Unified School District GO	3.000%	8/1/2055	6,500	4,650
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	7,700	7,230
	Gavilan Joint Community College District GO	3.000%	8/1/2045	8,215	6,661
	Glendale Community College District GO	0.000%	8/1/2033	1,405	1,100
	Glendale Community College District GO	5.000%	8/1/2055	15,660	16,476
[2]	Hayward Unified School District GO	5.000%	8/1/2040	7,070	7,353
	Hughson Unified School District GO	5.250%	8/1/2060	5,150	5,472
	Kern Community College District GO	3.000%	8/1/2046	4,890	3,903
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2042	1,000	954
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2054	5,020	5,195
[1]	Long Beach Unified School District GO	0.000%	8/1/2033	500	397
	Los Angeles CA Unified School District GO	5.250%	7/1/2049	8,065	8,709
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	4,675	4,937
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2050	7,500	8,185
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2053	1,000	930
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	5,050	5,577
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	4,800	5,130
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	700	766
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	630	698
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	410	454
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	535	593
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	320	352
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	100	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	800	886
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	155	172
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	90	100
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	510	565
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	200	221
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	265	296
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	160	174
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	310	339
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	125	139
5

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	475	531
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	925	1,033
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	300	335
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	845	928
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	335	360
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	20	22
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	2,315	2,508
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	810	906
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	265	297
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	350	378
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	140	151
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,365	1,509
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	860	957
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	25	27
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	285	306
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	45	49
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	150	165
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	960	1,061
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	325	347
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	295	317
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	240	265
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	40	43
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	2,125	2,319
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	115	125
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	210	230
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	50	54
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	110	121
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	260	285
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	255	274
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	45	48
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	150	164
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	615	671
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	180	190
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	830	899
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	265	288
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,450	2,654
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	920	995
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,905	3,051
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	575	617
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	275	297
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	200	210
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	820	869
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	60	64
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,435	1,538
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	90	96
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	7,985	8,654
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	100	105
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,480	1,555
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,295	1,375
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,065	1,135
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	300	320
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	5,855	6,302
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	6,785	7,242
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,035	1,065
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	9,045	9,570
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	6,520	6,898
6

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	6,265	6,443
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	7,455	7,801
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	2,145	2,205
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	4,040	4,184
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	15,705	16,320
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	2,985	3,075
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	1,985	2,052
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	490	505
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	3,535	3,641
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	815	830
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	320	327
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	1,535	1,564
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	2,300	2,359
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	9,080	9,248
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	1,480	1,509
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	1,725	1,765
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2056	10,550	10,985
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	300	328
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	495	542
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	80	88
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	250	277
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	355	393
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	685	759
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,330	1,486
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	120	131
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	570	628
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	300	335
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	500	549
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	125	140
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	140	150
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	15	17
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	100	111
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	30	33
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	100	112
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	490	529
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	415	441
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,150	2,337
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	165	183
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	75	80
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	99
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	220	236
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	60	65
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	740	786
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	175	192
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	270	298
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	700	749
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,175	2,338
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	40	42
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	645	693
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	260	284
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	155	170
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	90	96
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	55	60
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	35	38
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	125	133
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,815	1,962
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	7,045	7,710
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	85	91
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	80	86
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	280	302
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	705	763
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	5,285	5,577
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	295	313
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	240	256
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	155	166
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	435	459
7

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	700	743
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	185	195
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	395	422
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,480	1,593
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	2,280	2,412
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	1,640	1,740
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	1,000	1,058
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	130	134
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	1,160	1,193
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	100	103
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	3,000	3,054
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	2,000	2,199
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	2,035	2,208
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	1,425	1,523
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	30,855	32,573
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	13,635	13,960
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.500%	5/1/2055	10,075	10,796
	Mt San Antonio Community College District GO	5.250%	8/1/2055	8,485	9,141
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2050	7,750	5,807
	Oakland CA GO	5.500%	7/15/2053	2,005	2,143
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2044	1,000	1,104
	Palomar Health GO	0.000%	8/1/2037	5,415	2,918
[1]	Palomar Health GO	7.000%	8/1/2038	10,000	10,956
	Riverside Community College District GO	4.000%	8/1/2050	5,070	4,888
[1]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/2033	4,345	4,382
[1]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/2034	4,000	4,028
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	2,250	2,434
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	3,475	3,759
[6]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2028	15,815	14,742
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2050	7,655	7,214
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2051	5,935	5,543
	San Diego CA Unified School District GO	0.000%	7/1/2033	2,500	1,931
	San Diego CA Unified School District GO	0.000%	7/1/2035	3,605	2,558
	San Diego CA Unified School District GO	0.000%	7/1/2037	14,000	9,554
	San Diego CA Unified School District GO	5.000%	7/1/2041	475	571
	San Diego CA Unified School District GO	5.000%	7/1/2042	1,055	1,257
	San Diego CA Unified School District GO	5.000%	7/1/2043	510	603
	San Diego CA Unified School District GO	5.000%	7/1/2044	645	755
	San Diego CA Unified School District GO	5.000%	7/1/2045	500	579
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	4,630	4,635
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2045	1,505	1,645
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	7,045	7,510
[2]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	5,035	3,813
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	3,000	2,517
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2047	1,735	1,792
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	10,000	10,783
	San Francisco Unified School District GO	5.000%	6/15/2044	1,250	1,343
[1]	San Jacinto Unified School District COP	5.000%	9/1/2037	1,850	1,993
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	1,000	895
	San Juan Unified School District GO	4.000%	8/1/2049	1,995	1,912
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/2047	5,165	5,609
[1]	Sanger Unified School District GO	3.000%	8/1/2044	2,000	1,690
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2036	2,500	2,372
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2042	1,585	1,371
[1]	Simi Valley Unified School District GO	0.000%	8/1/2029	1,495	1,366
	Solano County Community College District GO	3.000%	8/1/2050	3,100	2,323
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	4,855	5,299
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	7,175	7,504
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2031	4,710	5,157
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	7,295	7,553
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2046	2,525	2,678
[2]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2050	5,445	5,737
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2038	2,500	2,740
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	470	499
8

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	7,545	7,921
	Southwestern Community College District GO	3.000%	8/1/2040	2,000	1,806
	Southwestern Community College District GO	5.250%	8/1/2055	5,000	5,332
	State Center Community College District GO	3.000%	8/1/2041	5,250	4,594
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2049	355	354
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/2045	1,375	1,131
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/2050	1,500	1,127
	University of California College & University Revenue	5.000%	5/15/2036	29,745	34,690
	University of California College & University Revenue	5.000%	5/15/2038	3,590	4,090
	University of California College & University Revenue	5.000%	11/15/2038	8,675	9,964
	University of California College & University Revenue	5.000%	11/15/2038	7,800	8,959
	University of California College & University Revenue	5.000%	11/15/2039	7,175	8,467
	University of California College & University Revenue	5.250%	5/15/2040	4,695	5,686
	University of California College & University Revenue	5.000%	5/15/2044	2,250	2,468
	University of California College & University Revenue	5.000%	5/15/2045	2,105	2,288
	University of California College & University Revenue	5.000%	5/15/2047	5,155	5,521
	University of California College & University Revenue	5.000%	5/15/2053	8,240	8,729
[1]	Val Verde Unified School District GO	3.000%	8/1/2047	1,730	1,370
					1,459,956
Colorado (2.0%)
[2]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2050	6,125	6,573
[2]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2054	3,895	4,149
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2031	1,515	1,516
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2038	1,370	1,399
	Adams County CO COP	4.000%	12/1/2054	1,000	904
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2047	2,280	2,511
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/2043	7,130	7,475
	Aurora CO Sewer Revenue (Interceptor Pipeline Project)	4.000%	8/1/2053	4,495	4,194
	Aurora CO Water Revenue	4.000%	8/1/2054	3,855	3,531
	Berthoud CO COP	4.000%	12/1/2049	5,925	5,257
[2]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2041	1,980	2,181
[2]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2042	2,160	2,363
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	2,000	2,285
[2]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	1,770	1,923
[2]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2044	1,200	1,293
[2]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2045	1,250	1,335
[2]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2046	2,375	2,513
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2050	1,360	1,433
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2055	1,870	1,953
	Boulder CO COP	5.000%	11/1/2043	3,615	3,953
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/2046	2,850	2,744
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/2055	5,630	5,357
	Broomfield CO City & County COP	5.000%	2/1/2044	850	922
	Broomfield CO City & County COP	5.000%	2/1/2046	1,500	1,593
	Broomfield CO City & County COP	5.000%	2/1/2047	1,500	1,580
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2050	1,180	1,061
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/2048	1,300	1,365
[4]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	2,581	2,584
	Colorado COP	6.000%	12/15/2040	5,000	5,774
	Colorado COP	6.000%	12/15/2041	3,570	4,115
	Colorado COP	5.000%	3/15/2043	1,250	1,369
	Colorado COP	5.000%	3/15/2045	1,250	1,343
	Colorado COP	5.000%	3/15/2046	1,500	1,598
	Colorado COP	5.000%	11/1/2053	2,300	2,387
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/2038	1,000	1,022
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/2048	2,500	2,188
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2055	5,000	4,799
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2051	750	609
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2061	1,350	1,040
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2043	4,750	4,793
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2037	1,550	1,701
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	1,200	1,258
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,235	2,399
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	1,750	1,847
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2042	1,500	1,441
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	2,000	2,100
9

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	20,850	18,322
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2052	8,900	8,017
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/2026	1,010	1,020
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2048	1,000	864
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/2048	645	648
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.750%	5/1/2050	600	600
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	1,740	1,961
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2055	2,305	2,552
	Colorado School of Mines College & University Revenue	5.250%	12/1/2053	6,000	6,274
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2039	1,000	1,069
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2041	1,170	1,290
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2042	1,665	1,827
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,180	1,286
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,060	1,155
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2051	1,855	1,679
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2052	4,000	4,185
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2053	15,675	16,468
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2055	34,400	36,462
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/2043	1,295	1,338
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/2048	1,250	1,321
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2042	1,600	1,775
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2043	1,630	1,795
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2044	1,085	1,183
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2054	9,645	10,023
	Denver City & County School District No. 1 GO	3.000%	12/1/2043	2,565	2,165
	Denver City & County School District No. 1 GO	5.000%	12/1/2045	1,240	1,315
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	3,500	3,182
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	6.000%	12/1/2055	1,000	1,064
[4]	DIATC Metropolitan District GO	5.000%	12/1/2039	1,000	1,005
	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2042	500	551
	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2043	500	547
	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2044	500	542
	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2045	525	564
	Durango CO Sales & Use Tax Sales Tax Revenue	5.250%	12/1/2050	900	962
	Durango CO Sales & Use Tax Sales Tax Revenue	5.250%	12/1/2055	900	953
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	4,120	3,763
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	6,560	5,805
	Eagle County School District No. Re50J GO	4.000%	12/1/2041	2,535	2,576
[2]	Eagle River Water & Sanitation District GO	5.000%	12/1/2045	350	377
[2]	Eagle River Water & Sanitation District GO	5.000%	12/1/2046	675	720
[2]	Eagle River Water & Sanitation District GO	5.000%	12/1/2047	750	791
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/2038	1,070	1,169
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/2041	2,150	2,324
	El Paso County School District No. 3 Widefield GO	5.250%	12/1/2055	4,445	4,661
	Erie CO COP	5.000%	12/1/2043	1,720	1,865
	Grand County School District No. 2 East Grand GO	4.000%	12/1/2039	1,390	1,402
[1]	Grand River Hospital District GO	6.000%	12/1/2040	600	706
[1]	Grand River Hospital District GO	6.000%	12/1/2041	415	487
[1]	Grand River Hospital District GO	6.000%	12/1/2042	500	583
[1]	Grand River Hospital District GO	6.000%	12/1/2043	300	348
[1]	Grand River Hospital District GO	6.000%	12/1/2044	385	443
[1]	Grand River Hospital District GO	6.000%	12/1/2045	335	383
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2042	1,000	1,081
[1]	Gypsum CO Sewer Revenue	4.000%	12/1/2049	1,345	1,231
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2054	8,675	8,908
	Independence Metropolitan District No. 3 GO	5.375%	12/1/2054	1,540	1,533
	Jefferson County School District R-1 GO	4.000%	12/15/2037	2,220	2,265
[2]	Johnstown CO Water Revenue	5.000%	12/1/2048	1,820	1,914
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2043	830	964
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2044	710	817
	Metro Water Recovery Sewer Revenue	5.000%	4/1/2046	1,350	1,458
[1]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/2046	3,906	3,673
	Montrose CO (Public Works Facility Project) COP	5.000%	12/1/2055	1,060	1,088
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2042	1,150	1,229
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2043	2,500	2,654
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2044	2,500	2,637
	Parker CO Water & Sanitation District Water Revenue	4.000%	11/1/2052	12,800	11,511
	Pitkin County School District No. 1 Aspen GO	5.500%	12/1/2046	800	896
	Pitkin County School District No. 1 Aspen GO	5.500%	12/1/2047	1,000	1,109
	Pitkin County School District No. 1 Aspen GO	5.500%	12/1/2048	1,000	1,105
10

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pitkin County School District No. 1 Aspen GO	5.500%	12/1/2049	1,115	1,228
	Pitkin County School District No. 1 Aspen GO	5.500%	12/1/2050	1,400	1,539
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/2046	1,000	1,055
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/2035	1,860	1,981
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/2036	2,850	3,026
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/2038	4,440	4,689
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/2054	1,250	1,296
	University of Colorado College & University Revenue	4.000%	6/1/2048	4,900	4,591
	University of Colorado College & University Revenue	4.000%	6/1/2051	1,000	901
	University of Colorado College & University Revenue	5.250%	6/1/2051	1,450	1,540
	University of Colorado College & University Revenue	4.250%	6/1/2055	4,000	3,770
	University of Colorado College & University Revenue	5.250%	6/1/2055	14,400	15,230
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2036	4,155	4,430
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	3,000	3,129
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/2044	3,015	3,137
	Weld County School District No. RE-4 GO	5.000%	12/1/2042	2,145	2,318
					382,030
Connecticut (0.5%)
	Connecticut GO	3.000%	6/1/2038	2,000	1,824
	Connecticut GO	3.000%	1/15/2039	4,710	4,288
[2]	Connecticut GO	5.000%	4/15/2039	5,050	5,289
	Connecticut GO	3.000%	1/15/2040	4,790	4,300
	Connecticut GO	3.000%	11/15/2042	1,600	1,417
	Connecticut GO	5.000%	3/15/2043	385	422
	Connecticut GO	5.000%	8/15/2043	9,530	10,475
	Connecticut GO	3.000%	11/15/2043	1,000	869
	Connecticut GO	5.000%	3/15/2044	225	244
	Connecticut GO	5.000%	8/15/2044	5,000	5,449
	Connecticut GO	5.000%	3/15/2045	215	232
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2045	940	944
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	1,940	1,916
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	3,165	3,399
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	2,460	2,702
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	2,250	2,320
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	4,500	4,611
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2042	6,280	6,973
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	6,155	6,786
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	860	933
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	1,430	1,538
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	1,405	1,501
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2046	1,250	1,325
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,250	1,236
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	1,830	1,721
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	6,775	7,189
	Metropolitan District GO	5.000%	7/15/2036	1,750	1,817
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2034	3,690	3,775
[4]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2035	4,000	4,000
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/2042	1,250	1,254
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.500%	10/1/2055	1,000	1,034
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.250%	10/1/2060	600	606
	University of Connecticut College & University Revenue	5.000%	8/15/2042	1,000	1,086
	University of Connecticut College & University Revenue	5.000%	8/15/2043	700	756
					94,231
Delaware (0.4%)
[4]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	9,904	8,364
	Delaware GO	4.000%	5/1/2041	8,000	8,163
	Delaware GO	4.000%	5/1/2043	13,140	13,214
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	4,790	4,790
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,480	1,621
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2043	3,835	4,168
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,025	2,181
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	3,140	3,348
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	3,645	3,852
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	5,605	5,873
[7]	Freddie Mac Pool	4.350%	1/1/2044	1,989	1,945
	University of Delaware College & University Revenue	5.000%	11/1/2041	1,620	1,854
	University of Delaware College & University Revenue	5.000%	11/1/2041	2,490	2,850
	University of Delaware College & University Revenue	5.000%	11/1/2041	2,500	2,774
	University of Delaware College & University Revenue	5.000%	11/1/2042	1,840	2,096
11

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Delaware College & University Revenue	5.000%	11/1/2042	3,705	4,082
	University of Delaware College & University Revenue	5.000%	11/1/2043	1,000	1,132
	University of Delaware College & University Revenue	5.000%	11/1/2043	2,090	2,367
	Wilmington DE GO	5.000%	1/1/2043	2,560	2,803
					77,477
District of Columbia (1.7%)
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2050	1,500	1,378
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2055	1,000	899
	District of Columbia College & University Revenue	3.000%	4/1/2040	700	600
	District of Columbia College & University Revenue	3.000%	4/1/2041	750	631
	District of Columbia College & University Revenue	5.000%	4/1/2046	1,500	1,526
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	5,475	6,018
	District of Columbia GO	5.000%	10/15/2037	5,000	5,244
	District of Columbia GO	5.000%	10/15/2038	3,105	3,249
	District of Columbia GO	5.000%	6/1/2042	8,555	8,680
	District of Columbia GO	5.000%	6/1/2043	1,000	1,026
	District of Columbia GO	5.000%	10/15/2044	25,000	25,845
	District of Columbia GO	5.000%	6/1/2046	1,145	1,230
	District of Columbia Income Tax Revenue	5.000%	6/1/2037	6,000	6,817
	District of Columbia Income Tax Revenue	5.000%	3/1/2040	2,605	2,748
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	1,680	1,819
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	11,485	11,919
	District of Columbia Income Tax Revenue	5.250%	5/1/2048	7,875	8,332
	District of Columbia Income Tax Revenue	5.000%	6/1/2050	29,430	30,764
	District of Columbia Income Tax Revenue	5.250%	6/1/2050	1,900	2,021
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2039	3,500	3,537
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	1,000	1,102
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	1,625	1,774
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2045	1,500	1,622
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	1,250	1,269
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2035	2,000	2,018
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	1,735	1,627
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	39,740	35,169
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	13,300	11,677
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	35,325	30,105
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2038	500	505
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2040	1,170	1,171
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2036	1,400	1,305
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	4,000	4,049
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2039	2,540	2,564
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	4,000	3,466
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2040	1,330	1,444
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2044	3,860	4,103
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2048	6,325	6,561
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2050	6,500	6,869
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	6,405	6,662
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2054	4,155	4,270
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	21,500	22,469
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	18,295	18,791
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	20,600	22,003
					316,878
Florida (4.0%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2046	1,200	1,037
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2046	2,500	2,160
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	10,000	8,710
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2056	3,295	3,626
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2039	5,500	5,926
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	1,500	1,279
	Cape Coral FL Sewer Revenue	5.000%	9/1/2043	1,000	1,081
[2]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/2048	1,250	1,337
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2033	1,500	1,566
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/2056	11,430	9,969
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2049	3,270	2,955
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2054	1,400	1,238
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2049	1,000	824
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/2055	845	780
[4]	Capital Trust Authority Charter School Aid Revenue	5.125%	6/15/2050	500	462
[4]	Capital Trust Authority Charter School Aid Revenue	6.250%	6/15/2053	4,250	4,320
[4]	Capital Trust Authority Charter School Aid Revenue	6.375%	6/15/2058	3,600	3,665
12

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.000%	6/15/2034	610	638
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.625%	6/15/2044	405	417
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.000%	6/15/2054	1,050	1,070
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.125%	6/15/2060	1,000	1,020
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/2036	3,000	2,468
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NCH Healthcare System Project)	5.000%	4/1/2035	8,835	9,819
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2042	500	551
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2043	750	821
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2044	700	762
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2043	8,930	9,099
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2045	18,515	16,410
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2038	1,000	1,002
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2039	1,050	1,050
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2040	1,135	1,120
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2041	1,100	1,081
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2043	8,260	8,337
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2054	560	541
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2059	600	572
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2051	395	368
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2051	905	844
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2051	3,000	2,771
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2040	2,000	2,182
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2042	2,710	2,931
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	1,110	1,158
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	720	773
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	1,000	1,038
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	2,070	2,205
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2045	440	464
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	485	525
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2035	350	358
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2036	400	407
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2037	400	406
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/2039	785	687
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	3,145	3,433
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	3,090	3,418
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	2,790	3,086
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	5,600	5,641
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	4,750	5,114
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/2048	5,335	5,830
	Fort Myers FL Utility System Water Revenue	5.500%	10/1/2049	5,000	5,373
[7]	Freddie Mac Pool	3.300%	8/1/2039	4,870	4,505
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2033	6,075	6,241
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2036	8,235	8,444
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/2054	7,445	7,566
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.800%	5/1/2054	1,000	1,001
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/2055	750	744
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2036	1,070	1,093
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	8,945	9,203
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2034	5,955	5,747
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2035	6,135	5,846
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2046	4,330	3,350
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	13,130	13,215
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2051	2,685	2,454
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2045	2,000	1,880
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2050	16,725	14,694
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	1,065	1,082
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2035	2,015	2,029
	Kissimmee FL Miscellaneous Revenue	5.000%	10/1/2054	19,695	20,302
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2048	2,000	2,137
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,290	1,377
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,475	1,557
13

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	2,195	2,298
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project) PUT	5.000%	4/1/2035	2,710	3,028
	Lee County School Board COP	5.000%	8/1/2042	8,315	9,083
	Lee County School Board COP	5.000%	8/1/2044	2,800	3,012
	Lee County School Board COP	5.000%	8/1/2045	1,690	1,805
	Lee County School Board COP	4.000%	8/1/2046	1,165	1,095
	Manatee County FL Appropriations Revenue	5.500%	10/1/2053	8,870	9,441
	Marco Island FL Sales Tax Revenue	2.000%	10/1/2037	1,020	788
[2]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/2031	1,635	1,637
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.250%	1/1/2049	8,000	8,470
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2032	2,905	2,974
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2033	1,500	1,529
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2034	1,640	1,669
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2035	1,770	1,793
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2036	3,390	3,482
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2037	3,000	3,080
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/2053	25,245	26,601
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2042	8,810	9,743
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2043	17,560	19,278
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/2040	4,420	4,473
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	3,600	3,637
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2039	2,250	2,238
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2040	5,405	5,332
	Miami-Dade County FL GO	5.000%	7/1/2037	4,465	4,756
	Miami-Dade County FL GO	5.000%	7/1/2038	5,735	6,090
	Miami-Dade County FL GO	2.375%	7/1/2040	955	741
	Miami-Dade County FL GO	5.000%	7/1/2043	1,385	1,449
	Miami-Dade County FL GO	5.000%	7/1/2048	5,000	5,247
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	3,370	3,432
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	3,775	3,839
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	12,610	12,815
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	15,000	15,899
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2038	3,680	3,699
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2044	1,750	784
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/2037	4,885	4,598
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	3,225	3,312
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2045	5,000	5,256
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	4,265	3,867
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	1,070	969
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	5,860	5,068
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/2040	1,677	1,689
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2048	10,000	9,277
[4]	Miami-Dade County IDA Local or Guaranteed Housing Revenue PUT	5.375%	7/1/2036	7,560	7,812
	Miami-Dade County School Board GO	5.000%	3/15/2046	6,130	6,538
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2049	15,000	13,423
	Miami-Dade FL GO	5.000%	7/1/2046	1,020	1,048
	Mirada Community Development District Special Assessment Revenue	6.000%	5/1/2055	1,250	1,258
	Monroe County FL Sales Tax Revenue	5.000%	4/1/2046	5,600	5,946
[4]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/2054	980	934
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/2054	505	514
[4]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2055	690	698
[4]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2060	690	696
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	22,115	19,024
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2056	23,460	24,363
[1]	Orlando FL Miscellaneous Revenue	5.250%	11/1/2044	3,225	3,552
[1]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2055	15,000	15,851
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2036	2,335	2,391
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2038	3,160	3,228
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/2031	6,000	6,942
	Osceola County Expressway Authority Highway Revenue, Prere.	6.250%	10/1/2031	7,540	8,761
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2036	250	257
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2038	250	256
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2039	250	255
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	9,455	8,074
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	1,000	1,010
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/2053	1,500	1,461
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.250%	6/1/2059	3,625	3,626
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	5,750	5,047
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2056	1,800	1,466
14

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	5/15/2061	1,480	1,488
	Palm Beach County School District COP	5.000%	8/1/2039	1,000	1,099
	Palm Coast FL Utility Water Revenue	5.000%	10/1/2047	3,000	3,165
	Palm Coast FL Utility Water Revenue	5.000%	10/1/2048	3,000	3,142
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	10,000	10,694
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2037	1,030	1,151
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2038	885	985
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2039	1,390	1,540
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2040	3,090	3,406
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2044	3,725	4,014
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.750%	9/1/2054	8,000	8,585
[1]	Pasco County School Board COP	5.000%	8/1/2043	5,840	6,166
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/2048	3,285	3,152
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.125%	12/15/2053	2,355	2,242
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/2042	12,000	12,209
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/2052	16,185	14,109
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/2049	5,850	5,295
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/2054	3,150	2,893
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/2042	5,220	4,378
	St. Lucie County FL Miscellaneous Revenue	4.250%	10/1/2044	2,415	2,456
[1]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/2053	10,000	10,326
	Tallahassee FL Utility System Water Revenue	5.250%	10/1/2055	6,000	6,342
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2045	4,735	4,877
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2035	400	278
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2037	2,010	1,258
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2038	3,000	1,780
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2041	1,200	603
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2042	1,150	543
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	2,150	840
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/2055	385	383
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2046	5,215	5,413
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2046	1,500	1,557
					761,265
Georgia (2.7%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2038	10,270	11,053
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2043	16,775	17,669
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2040	2,500	2,503
	Atlanta GA Airport Customer Facility Charge Port, Airport & Marina Revenue	5.500%	7/1/2050	20,500	22,041
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2039	1,000	1,103
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	1,450	1,582
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2042	2,085	2,259
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2043	1,840	1,980
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/2027	4,473	4,558
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	1,335	1,337
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2038	1,000	1,008
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2040	2,000	2,003
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	1,000	1,002
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2055	10,330	10,549
	Cartersville GA Water & Sewer Water Revenue	5.000%	6/1/2047	1,000	1,068
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	3,275	3,279
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2039	955	1,015
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	3.000%	7/1/2041	1,000	842
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2042	1,000	983
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	10,000	8,699
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2045	1,690	1,858
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	5,015	5,446
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2053	3,560	3,834
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.750%	4/1/2053	5,205	5,599
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2033	1,370	1,396
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2038	1,250	1,254
15

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2039	1,430	1,429
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2040	1,000	989
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2041	1,000	977
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/2034	785	788
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/2035	1,000	1,002
[6]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2026	485	487
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2041	1,250	1,357
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2044	6,180	6,736
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2055	12,960	13,459
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	7,945	7,947
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	6,205	6,192
[3]	Development Authority for Fulton County Recreational Revenue	5.000%	3/15/2036	1,400	1,583
	Douglasville-Douglas County Water & Sewer Authority Water Revenue	5.000%	6/1/2048	2,340	2,462
[7]	Freddie Mac Pool	3.700%	9/1/2038	1,589	1,513
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2045	1,575	1,671
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2047	1,965	2,046
	Fulton County Development Authority College & University Revenue	5.250%	6/1/2056	13,175	13,630
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2031	1,875	1,877
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2049	5,000	4,470
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/2045	1,825	1,487
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2051	4,000	3,246
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2056	5,650	4,433
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2035	1,625	1,655
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2036	4,945	5,004
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	4,865	4,979
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2064	5,790	5,938
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/2046	3,215	2,516
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/2049	7,500	5,799
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/2051	2,750	2,073
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/2042	1,265	1,280
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2028	1,450	1,499
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2036	1,250	1,352
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	20,190	20,244
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	2,265	2,294
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	7,335	7,439
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	22,675	23,972
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	38,075	40,319
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	2,115	2,250
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	22,370	23,860
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	21,000	22,495
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	14,000	14,817
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	33,220	35,740
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	12,715	13,661
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	9,280	9,823
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2034	5,420	5,250
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2037	2,500	2,312
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2038	4,335	3,949
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2055	13,610	14,172
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	1,000	1,133
[4]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	20,000	22,656
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2037	8,030	9,184
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2044	1,440	1,602
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2045	750	684
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2037	1,000	1,010
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2040	1,030	1,027
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/2034	5,000	5,005
					512,694
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	780	838
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2039	800	858
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2040	650	691
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2041	780	821
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	100	108
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2042	975	1,022
16

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2042	150	161
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	210	228
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2044	150	162
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2045	150	161
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2040	2,050	2,134
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	3,785	3,760
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	1,000	1,069
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	2,820	3,021
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	110	118
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	1,350	1,366
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	270	290
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2040	650	690
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	385	398
					17,896
Hawaii (0.3%)
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,135	2,286
	Hawaii GO	4.000%	10/1/2031	6,770	6,795
	Hawaii GO	5.000%	1/1/2037	18,720	19,283
	Hawaii GO	5.000%	1/1/2038	7,015	7,218
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/2038	2,770	2,895
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/2039	3,155	3,291
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/2040	2,565	2,670
	Honolulu City & County Board of Water Supply Water Revenue	3.000%	7/1/2051	5,920	4,282
	Honolulu HI City & County GO	5.000%	7/1/2044	1,000	1,077
	Honolulu HI City & County GO	5.000%	7/1/2045	1,000	1,069
	Honolulu HI City & County GO	5.000%	7/1/2046	1,000	1,061
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2036	2,510	2,554
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	2,605	2,965
	Maui County HI GO	4.000%	3/1/2037	685	699
					58,145
Idaho (0.3%)
[4]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/2053	568	579
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/2033	1,300	1,179
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2036	4,200	4,349
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2037	3,060	3,163
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/2044	6,630	6,633
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/2047	14,180	14,248
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2038	2,500	2,521
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2039	2,450	2,464
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/2049	3,500	3,328
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/2054	5,250	5,762
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/2048	6,600	6,253
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2051	1,595	1,708
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2057	3,105	3,307
					55,494
Illinois (5.2%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/2028	550	518
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2033	1,000	1,021
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/2034	2,000	2,061
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2034	1,000	1,016
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2035	1,290	1,307
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2036	1,575	1,592
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2038	1,250	1,320
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2041	1,250	1,301
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2042	1,000	1,068
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2043	1,095	1,164
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2045	4,640	4,612
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	22,125	23,211
[6]	Chicago Board of Education GO	0.000%	12/1/2030	5,000	4,219
[6]	Chicago Board of Education GO	0.000%	12/1/2031	15,000	12,130
[6,8]	Chicago Board of Education GO	0.000%	12/1/2031	2,435	2,002
[1]	Chicago Board of Education GO	5.000%	12/1/2031	625	649
[1]	Chicago Board of Education GO	5.000%	12/1/2032	1,500	1,554
	Chicago Board of Education GO	5.000%	12/1/2032	1,400	1,433
	Chicago Board of Education GO	5.125%	12/1/2032	1,250	1,250
	Chicago Board of Education GO	5.000%	12/1/2033	1,560	1,592
	Chicago Board of Education GO	5.000%	12/1/2034	1,000	1,017
[1]	Chicago Board of Education GO	5.000%	12/1/2035	1,000	1,027
	Chicago Board of Education GO	5.000%	12/1/2036	2,800	2,826
17

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	4.000%	12/1/2039	12,250	11,125
	Chicago Board of Education GO	5.000%	12/1/2039	750	748
	Chicago Board of Education GO	4.000%	12/1/2040	1,250	1,120
	Chicago Board of Education GO	6.000%	12/1/2043	4,520	4,821
	Chicago Board of Education GO	6.000%	12/1/2043	2,055	2,192
	Chicago Board of Education GO	6.000%	12/1/2044	6,205	6,562
	Chicago Board of Education GO	4.000%	12/1/2047	3,000	2,409
	Chicago Board of Education GO	5.000%	12/1/2047	2,880	2,598
	Chicago Board of Education GO	5.875%	12/1/2047	10,000	10,074
	Chicago Board of Education GO	6.000%	12/1/2049	27,500	28,190
	Chicago Board of Education GO	5.750%	12/1/2050	20,000	19,844
	Chicago Board of Education GO	6.250%	12/1/2050	43,710	45,893
	Chicago IL GO	5.000%	1/1/2028	1,495	1,524
	Chicago IL GO	5.000%	1/1/2033	3,920	4,047
[6]	Chicago IL GO	0.000%	1/1/2034	1,000	739
	Chicago IL GO	5.000%	1/1/2034	9,750	10,190
	Chicago IL GO	4.000%	1/1/2035	2,500	2,417
	Chicago IL GO	5.000%	1/1/2035	6,000	6,267
	Chicago IL GO	5.500%	1/1/2039	1,230	1,280
	Chicago IL GO	4.000%	1/1/2040	11,457	10,393
	Chicago IL GO	5.500%	1/1/2040	1,000	1,037
	Chicago IL GO	5.500%	1/1/2040	8,350	8,795
	Chicago IL GO	5.500%	1/1/2041	4,000	4,086
	Chicago IL GO	5.500%	1/1/2041	3,360	3,513
	Chicago IL GO	5.500%	1/1/2043	1,000	1,016
	Chicago IL GO	5.000%	1/1/2044	15,430	15,073
	Chicago IL GO	6.000%	1/1/2044	820	889
	Chicago IL GO	5.000%	1/1/2045	15,620	15,052
	Chicago IL GO	6.000%	1/1/2045	300	323
	Chicago IL GO	4.000%	1/1/2049	13,632	10,662
	Chicago IL GO	6.000%	1/1/2050	8,995	9,380
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2041	1,000	1,081
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2042	2,000	2,019
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	5,975	6,168
[1]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	17,145	17,909
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2044	8,025	8,576
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2045	5,500	5,828
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	5,000	5,329
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	3,000	3,029
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	2,300	2,311
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	25,000	25,390
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2040	1,700	1,837
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	3,000	3,311
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	12,000	12,125
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	2,920	3,059
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	10,500	10,961
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2061	30,000	31,069
	Chicago Park District GO	5.000%	1/1/2041	2,285	2,417
	Chicago Park District GO	5.000%	1/1/2042	1,290	1,358
	Chicago Park District GO	5.000%	1/1/2043	1,450	1,520
	Chicago Park District GO	5.000%	1/1/2044	1,290	1,344
	Chicago Park District GO	5.000%	1/1/2045	1,140	1,180
	Chicago Park District GO	5.000%	1/1/2047	1,750	1,803
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	1,115	1,199
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2044	1,140	1,217
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	23,000	23,528
[2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	9,335	8,090
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2056	14,200	15,029
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2059	3,955	4,186
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2040	1,100	1,181
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2041	1,060	1,135
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2042	1,025	1,092
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2043	1,515	1,604
	Cook County IL GO	5.000%	11/15/2031	450	487
	Cook County IL GO	5.000%	11/15/2032	295	318
	Cook County IL Sales Tax Revenue	5.000%	11/15/2043	1,000	1,056
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	1,050	1,101
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	7,295	7,698
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2032	9,000	8,877
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2037	8,695	9,665
18

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2044	12,240	13,003
	Elmhurst Park District GO	4.250%	12/15/2049	8,380	8,100
[4]	Elwood IL GO	6.250%	3/1/2044	3,925	4,231
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2044	1,350	1,265
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2036	1,000	1,004
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	3,080	3,080
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	1,110	1,110
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2034	2,800	2,789
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	3,640	3,935
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	3,850	4,224
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	2,120	2,261
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	3,000	2,992
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	3,000	2,952
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	2,000	1,966
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	6,535	6,415
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	2,000	1,947
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,085	1,165
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	7,790	7,481
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2042	5,000	5,094
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2044	225	211
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2050	4,500	3,817
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	2,555	2,175
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2055	4,800	3,987
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	4/1/2056	4,000	4,201
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2056	815	699
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	3,190	3,570
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	8,145	9,109
	Illinois GO	4.000%	7/1/2037	7,410	7,340
	Illinois GO	5.250%	5/1/2038	1,570	1,695
	Illinois GO	4.000%	3/1/2039	1,550	1,511
	Illinois GO	5.250%	5/1/2039	6,205	6,669
	Illinois GO	5.500%	5/1/2039	1,000	1,062
	Illinois GO	4.000%	10/1/2039	6,665	6,464
	Illinois GO	5.250%	5/1/2040	4,555	4,874
	Illinois GO	5.250%	5/1/2041	6,705	7,141
	Illinois GO	4.000%	10/1/2041	1,465	1,397
	Illinois GO	5.500%	3/1/2042	3,000	3,220
	Illinois GO	5.250%	5/1/2042	6,345	6,726
	Illinois GO	4.000%	10/1/2042	2,930	2,778
	Illinois GO	5.250%	5/1/2043	4,430	4,674
	Illinois GO	5.000%	9/1/2043	15,000	15,792
	Illinois GO	5.125%	10/1/2043	4,500	4,719
	Illinois GO	4.000%	10/1/2044	5,000	4,684
	Illinois GO	5.750%	5/1/2045	3,000	3,165
	Illinois GO	5.500%	5/1/2047	8,805	9,185
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.150%	10/1/2041	720	550
[4]	Illinois Housing Development Authority Multifamily Local or Guaranteed Housing Revenue	6.000%	10/5/2040	4,442	4,494
	Illinois Sales Tax Revenue	5.000%	6/15/2027	3,145	3,153
	Illinois Sales Tax Revenue	5.000%	6/15/2042	5,000	5,346
	Illinois Sales Tax Revenue	5.000%	6/15/2042	15,000	16,143
	Illinois Sales Tax Revenue	5.000%	6/15/2043	15,000	15,995
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	1,210	1,244
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2040	3,200	3,228
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	11,000	11,024
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	2,345	2,489
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	5,750	5,953
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	6,665	6,942
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	6,960	7,501
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	5,170	4,881
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2047	8,475	8,949
	Kane Cook & DuPage Counties School District No. U-46 Elgin GO	4.000%	1/1/2041	1,490	1,462
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2034	150	156
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2035	500	516
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2031	17,500	14,748
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	17,500	14,476
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	7,500	6,087
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2033	7,500	5,852
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	10,350	7,914
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2034	4,870	3,569
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2035	4,000	2,868
19

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	4,500	2,795
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	15,000	8,216
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	8,000	3,604
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	7,240	6,507
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	15,490	13,282
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	5,000	4,930
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2037	3,055	3,058
	Metropolitan Pier & Exposition Authority Miscellaneous Revenue	5.250%	6/15/2044	5,000	4,934
[2]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	11,500	3,264
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/2046	3,000	2,810
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/2051	4,740	4,281
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	5,420	5,534
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	3,205	3,494
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	1,000	1,113
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	1,000	1,045
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2039	1,765	1,834
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2039	4,350	4,734
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2032	16,500	13,422
	Will County School District No. 122 GO	4.000%	10/1/2032	1,000	1,031
	Will County School District No. 122 GO	4.000%	10/1/2033	1,390	1,427
					991,970
Indiana (0.6%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2039	1,250	1,381
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/2040	1,260	1,406
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/2041	1,000	1,111
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,250	1,345
[7]	Freddie Mac Pool	3.860%	5/1/2040	3,280	3,125
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2038	3,000	3,073
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.500%	9/1/2050	7,535	8,015
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.500%	9/1/2055	3,000	3,167
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2041	1,225	1,296
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	3,500	3,838
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	5,160	5,619
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2043	1,200	1,253
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	3,870	4,181
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2044	1,200	1,245
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2044	4,150	4,519
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	10,000	10,207
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2035	5,540	6,185
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2037	7,435	8,082
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2038	1,905	1,693
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2040	1,000	1,104
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2044	1,000	1,086
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2045	625	674
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2044	1,000	1,052
	Indiana University College & University Revenue	5.000%	6/1/2044	1,000	1,015
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2043	1,000	1,136
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2048	4,130	4,555
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/2035	4,100	4,444
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2042	1,795	1,932
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2043	2,415	2,586
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2044	2,000	2,128
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	4,595	4,772
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2036	1,805	1,701
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2037	1,860	1,722
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2038	1,500	1,360
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2040	1,000	856
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,235	1,340
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	950	1,031
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	945	1,019
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,000	1,078
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	955	1,025
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	650	698
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	1,325	1,409
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	930	989
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	3,765	3,913
					115,366
20

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Iowa (0.2%)
[2,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2038	1,350	1,487
[2,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2040	1,200	1,311
[2,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2042	1,105	1,192
[2,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2043	1,090	1,170
[2,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2045	1,910	2,018
[2,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2046	1,480	1,551
	Guthrie County Hospital Health, Hospital, Nursing Home Revenue BAN	4.500%	2/1/2029	700	700
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2048	5,000	4,806
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/2055	1,140	1,176
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/2059	3,075	2,886
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	1,025	1,037
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2028	1,105	1,148
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2045	3,375	2,936
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2050	5,450	4,468
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	4,250	3,696
					31,582
Kansas (0.8%)
[2]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2043	750	805
[2]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2045	1,125	1,192
[2]	Butler County Unified School District No. 402 Augusta GO	5.500%	9/1/2050	13,590	14,343
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2047	1,960	2,030
[2]	Finney County KS GO	5.000%	10/1/2043	1,300	1,403
[2]	Finney County KS GO	5.000%	10/1/2044	775	830
[2]	Finney County KS GO	5.250%	10/1/2045	490	539
[2]	Finney County KS GO	5.250%	10/1/2046	385	417
[2]	Finney County KS GO	5.250%	10/1/2047	650	697
[1]	Johnson County Unified School District No. 231 Gardner - Edgerton GO	5.000%	10/1/2037	1,500	1,693
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/2030	5,000	5,018
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/2031	4,000	4,013
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2038	8,000	9,046
[3]	Kansas Development Finance Authority College & University Revenue (Kansas State University Projects)	4.000%	5/1/2043	24,260	23,804
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,735	4,788
	Kansas Development Finance Authority Water Revenue	5.000%	5/1/2046	11,890	12,902
[1,3]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2042	1,355	1,456
[1,3]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2043	900	961
[1,3]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2044	1,120	1,187
[1,3]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2045	1,490	1,565
[1,3]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2046	425	443
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	3/1/2051	13,630	14,603
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	3/1/2054	12,760	13,607
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2050	8,005	8,248
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/2055	19,220	19,954
[4]	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	5.500%	3/1/2046	1,305	1,305
					146,849
Kentucky (0.8%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	375	366
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	375	364
[2]	Fayette County KY School District GO	4.125%	6/1/2050	31,610	29,446
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2035	5,025	5,046
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	4,000	4,400
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/2040	1,485	1,572
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	1,000	1,041
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2035	725	752
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	7,250	7,392
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	1,105	1,116
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	20,015	21,174
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	4,755	4,991
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	2,825	2,853
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	7,875	8,400
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	17,995	19,074
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.450%	7/1/2034	2,010	2,303
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/2043	10,000	11,231
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/2035	1,000	1,008
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2040	905	996
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/2042	1,150	1,298
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2041	1,565	1,536
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2043	1,110	1,069
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,500	1,557
21

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	8/1/2044	1,255	1,194
[3]	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	8/1/2045	1,430	1,362
[3]	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	8/1/2046	1,485	1,391
[3]	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	8/1/2047	1,540	1,417
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/2028	1,000	1,016
	University of Kentucky College & University Revenue	3.750%	4/1/2034	2,730	2,801
	University of Kentucky College & University Revenue	4.000%	4/1/2035	5,000	4,933
	University of Kentucky College & University Revenue	4.000%	4/1/2036	3,845	3,789
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	1,385	1,486
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	1,560	1,664
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	1,500	1,590
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2049	2,000	2,084
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2054	6,305	6,486
					160,198
Louisiana (0.6%)
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2048	1,950	2,004
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2050	3,355	3,518
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2054	3,175	3,315
[7]	Freddie Mac Pool	3.650%	12/1/2037	3,900	3,710
[7]	Freddie Mac Pool	3.550%	1/1/2040	4,983	4,732
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2032	1,580	1,628
[1]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/2032	1,520	1,536
[1]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/2034	1,190	1,199
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2050	1,335	1,459
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2055	1,930	2,101
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/2027	3,715	3,769
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Loop Common Project)	4.500%	7/1/2042	2,264	2,271
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	2,120	2,068
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2030	13,065	13,710
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.375%	6/15/2053	4,250	4,325
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.150%	6/15/2055	2,955	3,015
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.000%	6/15/2059	1,085	1,092
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.500%	6/15/2059	4,085	4,164
[1]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2065	5,800	6,016
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.250%	10/1/2053	5,000	4,923
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,380	2,481
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,500	2,601
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,630	2,730
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	17,455	18,086
[1]	Shreveport LA GO	5.000%	3/1/2049	1,000	1,028
[1]	Shreveport LA GO	5.000%	3/1/2054	1,255	1,276
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2036	1,305	1,337
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2037	1,510	1,544
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2041	2,000	2,041
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	1,625	1,623
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	1,530	1,533
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/2035	1,710	1,761
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2036	1,025	1,027
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2037	1,105	1,102
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2039	745	729
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2042	965	908
					112,362
Maine (0.4%)
	Finance Authority of Maine College & University Revenue	5.250%	7/1/2044	1,415	1,534
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2050	1,375	1,467
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2055	5,500	5,794
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/2035	895	881
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/2036	1,000	962
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2033	5,000	5,153
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2046	1,250	1,113
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2051	4,820	4,057
[1,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,580	2,803
[1,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,410	1,517
22

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	1,840	1,959
[1,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	2,980	3,139
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2050	7,500	7,688
[1,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2051	5,000	5,253
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,405	2,650
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	1,325	1,467
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2037	1,640	1,671
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/2038	3,155	2,884
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/2039	3,310	2,979
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/2040	1,000	883
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2050	1,745	1,600
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	1,355	1,364
	University of Maine System College & University Revenue	5.500%	3/1/2052	4,475	4,689
	University of Maine System College & University Revenue	5.500%	3/1/2057	5,845	6,107
	University of Maine System College & University Revenue	5.500%	3/1/2062	7,640	7,983
					77,597
Maryland (0.9%)
	Frederick County MD Tax Increment/Allocation Revenue (Oakdale-lake Linganore Project)	3.750%	7/1/2039	1,410	1,335
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/2041	4,960	5,028
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/2049	2,650	2,657
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/2050	5,070	5,031
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	4,415	4,577
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/2054	2,230	2,368
[3]	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	2,300	2,580
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/2032	3,650	3,657
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.000%	6/1/2052	15,000	15,463
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	4.000%	9/1/2050	1,700	1,414
	Maryland GO	5.000%	6/1/2039	1,650	1,842
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	2,000	2,136
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	300	312
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	3,140	3,154
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	155	151
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	3,405	3,335
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2039	3,435	3,337
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	5,985	5,278
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2050	3,010	2,604
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2051	1,000	1,033
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2052	2,500	2,600
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	10,360	10,898
[1]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	3,305	3,519
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2036	3,135	3,479
[4,9]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.160%	7/1/2041	13,640	13,640
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2035	1,010	1,048
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2037	1,740	1,781
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2038	1,090	1,111
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2039	1,500	1,515
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2052	5,810	5,177
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2050	3,000	3,192
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2037	1,500	1,367
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/2038	1,750	1,768
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2040	3,710	3,221
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2046	3,065	3,223
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2047	10,685	8,317
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2037	5,000	5,057
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2050	5,385	4,984
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/2049	3,090	3,113
	Prince George's County MD COP	5.000%	10/1/2043	15,780	16,242
	Prince George's County MD GO	5.000%	7/15/2039	2,805	2,905
	Prince George's County MD GO	5.000%	7/15/2040	1,500	1,551
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2042	9,630	9,727
					176,727
Massachusetts (3.4%)
	Ashland MA GO	3.000%	8/1/2047	4,000	3,236
	Ashland MA GO	3.000%	8/1/2052	3,500	2,644
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2047	3,000	2,801
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2052	1,855	1,703
	Commonwealth of Massachusetts GO	4.000%	9/1/2031	12,500	12,540
23

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	4.000%	9/1/2032	7,620	7,643
Commonwealth of Massachusetts GO	3.000%	11/1/2039	3,700	3,338
Commonwealth of Massachusetts GO	4.000%	2/1/2040	3,000	3,048
Commonwealth of Massachusetts GO	5.000%	6/1/2043	3,430	3,775
Commonwealth of Massachusetts GO	5.000%	11/1/2043	675	726
Commonwealth of Massachusetts GO	5.000%	12/1/2043	5,000	5,526
Commonwealth of Massachusetts GO	5.250%	1/1/2044	5,405	5,616
Commonwealth of Massachusetts GO	5.000%	5/1/2044	2,800	3,003
Commonwealth of Massachusetts GO	5.000%	6/1/2044	2,395	2,614
Commonwealth of Massachusetts GO	5.000%	11/1/2044	5,000	5,340
Commonwealth of Massachusetts GO	5.000%	12/1/2044	2,245	2,460
Commonwealth of Massachusetts GO	5.000%	4/1/2045	1,245	1,345
Commonwealth of Massachusetts GO	5.000%	6/1/2045	2,520	2,726
Commonwealth of Massachusetts GO	5.000%	11/1/2045	5,640	5,983
Commonwealth of Massachusetts GO	5.000%	12/1/2045	1,000	1,086
Commonwealth of Massachusetts GO	5.000%	6/1/2046	3,170	3,400
Commonwealth of Massachusetts GO	5.000%	12/1/2046	10,870	11,621
Commonwealth of Massachusetts GO	5.000%	12/1/2046	4,640	4,991
Commonwealth of Massachusetts GO	5.000%	2/1/2047	23,185	24,706
Commonwealth of Massachusetts GO	5.000%	4/1/2047	5,240	5,560
Commonwealth of Massachusetts GO	3.000%	3/1/2048	3,280	2,501
Commonwealth of Massachusetts GO	3.000%	4/1/2048	12,500	9,528
Commonwealth of Massachusetts GO	5.000%	8/1/2048	3,000	3,166
Commonwealth of Massachusetts GO	5.000%	1/1/2049	13,390	13,984
Commonwealth of Massachusetts GO	3.000%	4/1/2049	3,980	2,992
Commonwealth of Massachusetts GO	5.000%	6/1/2049	10,785	11,336
Commonwealth of Massachusetts GO	5.000%	4/1/2050	7,500	7,852
Commonwealth of Massachusetts GO	5.000%	12/1/2053	7,850	8,136
Commonwealth of Massachusetts GO	5.000%	1/1/2054	44,060	45,448
Commonwealth of Massachusetts GO	5.000%	5/1/2054	26,055	26,907
Commonwealth of Massachusetts GO	5.000%	8/1/2054	21,850	22,582
Commonwealth of Massachusetts GO	5.000%	4/1/2055	10,330	10,690
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	35,000	36,151
East Longmeadow MA GO	4.000%	11/1/2049	7,510	7,058
Harvard MA GO	3.000%	8/15/2037	1,210	1,123
Hingham MA GO	3.000%	2/15/2036	810	776
Leominster MA GO	3.000%	3/1/2052	1,250	894
Lowell MA GO	2.000%	9/1/2039	1,445	1,103
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	11,360	12,260
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2047	2,540	2,698
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	10,000	10,591
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2053	18,795	17,098
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	6,075	6,391
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2054	15,920	16,828
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	5,000	5,309
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	2,160	2,173
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	4,300	4,019
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	1,060	1,066
Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	1,000	1,084
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	1,010	1,014
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	7,425	8,722
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	4,800	4,819
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	3,015	2,945
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	725	624
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	4,845	4,034
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	1,000	1,046
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	895	696
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2050	5,000	5,533
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	5,900	6,286
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	1,000	742
Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	4,465	5,162
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	40	43
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	40	43
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	45	48
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	7,500	7,545
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	45	48
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,455	1,609
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	935	1,058
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	530	594
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	515	574
24

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	6,340	6,148
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	270	299
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,210	2,416
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	2,810	2,987
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	7,500	6,507
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	420	455
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	500	537
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	1,145	1,218
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	2,000	1,728
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	9,790	10,322
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	10/1/2049	1,330	1,439
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	11,870	10,371
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	1,000	1,060
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	6,840	6,800
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2054	270	261
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2060	215	204
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.500%	6/1/2050	395	416
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	5,000	4,591
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	1,000	885
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/2054	7,530	5,957
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	1,075	1,270
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2038	5,000	4,552
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2050	3,185	3,335
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2050	3,100	3,309
	Massachusetts School Building Authority Sales Tax Revenue	5.500%	2/15/2055	10,475	11,282
	Massachusetts State College Building Authority College & University Revenue (Community College Program)	4.125%	5/1/2053	950	880
	Milford MA GO	2.250%	12/1/2044	2,000	1,436
	Nashoba MA Regional School District GO	4.125%	6/15/2054	5,535	5,132
	New Bedford MA GO	4.000%	9/1/2052	1,960	1,801
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/2052	6,465	4,640
	Springfield MA GO	3.250%	3/1/2047	7,795	6,333
	Springfield MA GO	3.250%	3/1/2052	9,815	7,491
	Swampscott MA GO	3.000%	3/1/2052	2,855	2,117
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2046	3,700	3,561
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2047	1,000	946
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2054	23,770	21,532
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2037	3,210	3,382
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2038	3,000	3,153
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2039	6,015	6,309
	Waltham MA GO	3.000%	8/15/2042	1,165	1,027
	Waltham MA GO	3.000%	8/15/2043	1,195	1,035
	Waltham MA GO	3.000%	8/15/2044	1,235	1,047
	Waltham MA GO	3.000%	8/15/2045	1,260	1,044
	Weymouth MA GO	2.000%	9/15/2041	1,180	864
[1]	Worcester MA GO	3.000%	2/1/2037	3,440	3,236
	Worcester MA GO	2.000%	2/1/2041	7,400	5,666
	Worcester MA GO	2.000%	2/1/2042	7,465	5,563
					648,904
Michigan (2.2%)
	Ann Arbor School District GO	3.000%	5/1/2032	5,975	5,932
	Ann Arbor School District GO	3.000%	5/1/2033	6,150	6,048
	Ann Arbor School District GO	3.000%	5/1/2035	6,525	6,189
	Ann Arbor School District GO	5.000%	5/1/2044	14,065	15,128
	Ann Arbor School District GO	5.000%	5/1/2045	4,765	5,066
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2043	2,250	2,299
[10]	East Lansing School District GO	5.000%	5/1/2039	1,000	1,015
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/2033	1,090	1,106
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/2036	1,055	1,068
[7]	Freddie Mac Pool	3.350%	10/1/2038	4,892	4,664
[7]	Freddie Mac Pool	4.400%	10/1/2040	2,042	2,051
[7]	Freddie Mac Pool	4.350%	4/1/2041	348	343
	Grand Rapids MI GO	5.000%	4/1/2044	1,000	1,080
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2043	5,000	5,129
[1]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/2033	10,000	10,014
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2053	1,450	1,511
25

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2035	4,025	3,846
	Kalamazoo County MI GO	3.000%	5/1/2034	2,290	2,218
	Kalamazoo County MI GO	3.000%	5/1/2035	1,185	1,134
	Kalamazoo County MI GO	3.000%	5/1/2036	1,210	1,142
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2043	4,000	4,338
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	750	648
[10]	Lake Orion Community School District GO	4.000%	5/1/2035	1,000	1,038
[10]	Lake Orion Community School District GO	4.000%	5/1/2037	1,000	1,026
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	14,185	14,644
	Lansing Community College GO	3.000%	5/1/2049	3,755	2,811
[10]	Lansing School District GO	5.000%	5/1/2046	3,650	3,815
[1]	Lapeer Community Schools GO	5.250%	5/1/2046	4,700	4,985
[10]	Linden Community School District GO	4.000%	5/1/2043	1,450	1,419
[10]	Linden Community School District GO	4.000%	5/1/2045	1,445	1,394
[10]	Mattawan MI Consolidated School District GO	5.000%	5/1/2054	2,000	2,049
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2046	6,750	5,842
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2050	5,300	4,353
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2045	1,000	805
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2050	1,000	741
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2036	2,750	2,989
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	2,000	1,987
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	8,080	8,027
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	17,355	17,161
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	9,290	9,173
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2051	21,080	18,111
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	2/28/2054	3,775	3,481
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2043	1,800	1,943
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2044	1,150	1,234
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	5,000	4,440
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	6,000	5,386
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	6,000	6,160
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,510	1,635
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	5,000	4,293
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2039	650	716
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2040	875	958
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2042	1,350	1,467
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2043	3,295	3,610
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2057	6,105	6,364
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2039	1,885	1,910
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/2051	13,310	9,633
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/2059	10,350	10,902
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2044	1,655	1,756
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2045	1,480	1,558
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2046	1,330	1,391
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2035	4,240	4,729
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/2032	1,000	994
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2053	1,620	1,684
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	7,035	7,510
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2054	10,760	11,601
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	6,895	7,528
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	12,575	13,884
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	15,000	16,505
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2056	4,690	5,211
	Michigan State University College & University Revenue	5.000%	2/15/2044	1,430	1,475
	Michigan State University College & University Revenue	5.000%	2/15/2044	2,750	2,986
	Michigan State University College & University Revenue	5.000%	2/15/2045	3,900	4,197
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	5,000	5,145
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/2044	2,995	3,316
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2046	4,300	4,538
	Oakland University College & University Revenue	5.000%	3/1/2041	1,000	1,058
	Oakland University College & University Revenue	5.000%	3/1/2042	2,805	2,953
	Oakland University College & University Revenue	5.000%	3/1/2043	3,700	3,882
	Oakland University College & University Revenue	5.000%	3/1/2044	810	863
	Oakland University College & University Revenue	5.000%	3/1/2045	625	660
	Oakland University College & University Revenue	5.000%	3/1/2046	1,000	1,046
	Oakland University College & University Revenue	5.000%	3/1/2047	1,635	1,695
[10]	Okemos Public Schools GO	5.000%	5/1/2046	775	826
[10]	Okemos Public Schools GO	5.000%	5/1/2047	900	950
[10]	Okemos Public Schools GO	5.000%	5/1/2048	675	709
26

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Port Huron Area School District GO	5.000%	5/1/2046	2,250	2,418
	Rochester Community School District GO	3.000%	5/1/2033	1,000	982
	Royal Oak MI GO	5.000%	4/1/2043	2,600	2,662
[10]	Saginaw City School District GO	4.000%	5/1/2044	4,000	3,835
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2056	8,445	8,723
	Southfield MI GO	3.000%	5/1/2033	1,000	982
[3,10]	Southfield Public Schools GO	5.000%	5/1/2043	1,215	1,325
[3,10]	Southfield Public Schools GO	5.000%	5/1/2044	1,100	1,187
[3,10]	Southfield Public Schools GO	5.000%	5/1/2045	1,575	1,682
[3,10]	Southfield Public Schools GO	5.000%	5/1/2046	1,300	1,375
[10]	Southfield Public Schools GO	5.250%	5/1/2050	750	791
[10]	Southfield Public Schools GO	5.250%	5/1/2055	1,880	1,963
[3,10]	Southfield Public Schools GO	5.000%	5/1/2056	8,500	8,711
[2]	Trenton MI GO	5.000%	4/1/2050	3,270	3,374
[10]	Troy MI School District GO	5.000%	5/1/2043	2,005	2,197
[10]	Troy MI School District GO	5.000%	5/1/2044	1,200	1,303
[10]	Troy MI School District GO	5.000%	5/1/2047	1,200	1,267
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2050	7,500	8,078
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2038	300	321
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2039	385	410
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2040	325	345
[10]	Woodhaven-Brownstown School District GO	5.000%	5/1/2028	3,705	3,705
					416,757
Minnesota (1.0%)
	Duluth Independent School District No. 709 COP	4.000%	2/1/2027	1,200	1,201
[7]	Freddie Mac Pool	3.850%	1/1/2040	1,500	1,419
[7]	Freddie Mac Pool	3.900%	7/1/2040	5,684	5,510
[7]	Freddie Mac Pool	3.720%	1/1/2041	3,529	3,296
[7]	Freddie Mac Pool	4.300%	8/1/2042	1,692	1,675
	Hastings Independent School District No. 200 GO	0.000%	2/1/2029	3,515	3,223
	Hennepin County MN GO	5.000%	12/15/2038	6,000	6,266
	Mankato Independent School District No. 77 GO	4.000%	2/1/2041	3,000	3,053
	Martin County West Independent School District No. 2448 GO	4.000%	2/1/2043	4,870	4,917
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	5,000	4,274
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	2,585	2,785
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	2,000	2,142
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2052	10,000	10,228
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2040	1,225	1,323
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	2,000	2,146
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	1,750	1,866
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	4,790	5,078
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2044	1,665	1,752
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/2054	12,060	12,422
	Minnesota GO	5.000%	8/1/2037	6,000	6,448
	Minnesota Health & Education Facilities Authority College & University Revenue	5.000%	3/1/2051	1,200	1,250
	Minnesota Health & Education Facilities Authority College & University Revenue	5.500%	3/1/2066	1,500	1,612
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/2034	500	503
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	1,000	1,015
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2038	3,895	3,917
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/2052	10,000	6,698
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	5,000	4,998
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,770	1,879
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	830	888
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2054	1,465	1,582
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	4,505	5,008
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/2055	11,370	12,715
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,725	6,396
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,860	3,206
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	3,475	3,904
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2035	3,500	3,636
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	9,740	9,889
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2041	1,310	736
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2042	1,045	556
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2043	865	434
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2044	1,025	484
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2045	1,150	509
	Moorhead Independent School District No. 152 GO	3.000%	2/1/2033	2,170	2,153
	Moorhead Independent School District No. 152 GO	3.000%	2/1/2034	2,245	2,215
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/2034	370	386
27

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/2029	5,690	5,191
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2042	6,000	6,017
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/2034	2,975	2,921
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/2035	1,925	1,857
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/2036	3,250	3,084
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2041	1,500	1,624
	St. Paul Independent School District No. 625 COP	2.000%	2/1/2032	3,530	3,252
	St. Paul Independent School District No. 625 GO	4.000%	2/1/2038	1,000	1,033
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,000	1,021
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	3,430	3,155
	Virginia Independent School District No. 706 GO	3.000%	2/1/2035	2,465	2,356
					189,104
Mississippi (0.1%)
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2044	1,600	1,714
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2053	8,450	8,681
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2044	750	799
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2049	3,500	3,610
	Warren County MS Industrial Revenue	4.200%	5/1/2034	1,000	1,035
					15,839
Missouri (1.1%)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	1,745	1,742
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	3,040	2,999
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/2046	1,500	1,205
[1]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/2032	4,425	4,306
	Independence MO School District GO	3.250%	3/1/2040	1,000	910
	Independence MO School District GO	3.250%	3/1/2041	1,000	902
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2028	1,000	1,003
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2030	5,205	5,221
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/2042	2,472	2,505
	Kansas City MO GO	4.000%	2/1/2036	3,460	3,561
	Kansas City MO GO	4.000%	2/1/2037	1,000	1,025
	Kansas City MO GO	4.000%	2/1/2039	2,145	2,179
	Kansas City MO GO	4.000%	2/1/2042	1,795	1,803
	Kansas City MO GO	4.000%	2/1/2043	1,350	1,354
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2039	730	802
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2042	1,500	1,632
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2043	1,525	1,647
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2044	1,000	1,070
	Kansas City MO School District COP	5.000%	4/1/2044	6,805	7,262
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2034	2,660	2,952
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2044	5,010	5,287
	Kansas City MO Water Revenue	5.000%	12/1/2041	2,600	2,838
	Kansas City MO Water Revenue	5.000%	12/1/2048	2,000	2,090
	Little Blue Valley Sewer District Sewer Revenue	4.000%	9/1/2032	3,370	3,406
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/2035	3,705	3,547
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2046	3,130	3,130
[3]	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2046	1,000	1,076
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	3,400	3,729
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	2,385	2,667
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	3,400	2,926
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	17,240	16,268
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/2046	2,250	1,594
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2048	3,965	4,207
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2051	1,060	879
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2053	7,310	5,097
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2053	20,800	18,077
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2054	8,125	6,898
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	8,000	8,000
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.550%	11/1/2050	2,000	1,421
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	800	797
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/2051	1,025	1,018
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.400%	11/1/2051	2,560	1,709
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.000%	5/1/2052	650	641
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/2052	4,855	4,837
28

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/2053	2,950	3,055
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2038	4,750	5,289
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2039	1,380	1,528
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/2044	2,000	2,079
	Pattonville R-3 School District GO	5.250%	3/1/2041	1,150	1,246
	Pattonville R-3 School District GO	5.250%	3/1/2042	1,000	1,079
[3]	Poplar Bluff MO Tax Increment/Allocation Revenue	4.500%	11/1/2035	610	607
	Republic School District No. R-3 GO	4.000%	3/1/2042	3,075	3,082
	Republic School District No. R-3 GO	4.000%	3/1/2043	1,500	1,497
	Springfield MO Public Utility COP	4.000%	11/1/2047	4,310	4,050
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/2042	1,250	1,320
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	1,760	1,810
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2049	5,000	5,269
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	5,000	5,215
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2026	1,370	1,360
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2029	1,155	1,033
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2026	1,185	1,177
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2029	1,000	894
[1]	St. Louis School District GO	5.000%	4/1/2040	6,670	7,162
[1]	St. Louis School District GO	5.000%	4/1/2041	5,915	6,337
					203,308
Montana (0.2%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	2,100	2,146
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	1,660	1,685
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2044	1,080	1,174
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2051	870	908
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2056	1,730	1,798
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/2033	1,685	1,700
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2055	2,995	3,243
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,370	1,371
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,120	1,120
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	1,200	1,201
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	1,500	1,372
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2050	2,050	2,161
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2055	3,610	3,760
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2043	1,020	849
[3]	Montana State Board of Regents College & University Revenue	5.000%	11/15/2043	1,555	1,708
[1]	Montana State Board of Regents College & University Revenue	5.000%	11/15/2050	10,570	10,896
					37,092
Multiple States (0.1%)
[4,7]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/2036	4,845	4,477
[7]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/2036	7,980	7,568
[7,9]	Freddie Mac Multifamily ML Certificates	4.283%	6/25/2042	1,565	1,585
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.922%	12/25/2036	4,670	4,609
[4,7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.340%	7/25/2041	1,896	1,548
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.070%	5/1/2026	2,300	2,300
					22,087
Nebraska (0.9%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	1,000	1,005
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	6,720	6,927
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2042	1,195	1,231
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	38,305	40,303
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	9,920	10,613
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,250	1,343
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	2,000	2,026
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	1,000	1,012
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.500%	11/1/2049	4,460	4,788
	Gretna Public Schools GO	3.000%	12/15/2046	1,000	790
	Madison County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,524
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2052	675	663
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	3/1/2055	2,045	2,287
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.250%	1/1/2057	9,500	9,950
	Omaha NE Sewer Revenue	4.000%	4/1/2037	375	381
	Omaha Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	4/15/2042	1,180	1,284
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	1,010	1,038
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	1,000	1,021
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2046	9,075	9,483
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	2,890	2,709
29

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2051	1,430	1,307
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2052	28,415	29,756
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2053	8,190	8,621
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	14,535	15,220
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2045	1,345	1,448
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2037	6,250	5,851
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/2059	1,000	684
					163,265
Nevada (0.4%)
	Clark County NV Sales & Excise Sales Tax Revenue (Streets & Highway Project)	4.000%	7/1/2042	8,600	8,660
	Clark County School District GO	3.000%	6/15/2037	3,500	3,153
	Clark County School District GO	3.000%	6/15/2039	3,575	3,110
	Clark County School District GO	3.000%	6/15/2041	3,000	2,505
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	20,975	21,522
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/2028	425	436
	Las Vegas NV GO	5.000%	9/1/2038	2,890	3,304
	Las Vegas Valley Water District GO	4.000%	6/1/2037	2,000	2,053
	Las Vegas Valley Water District GO	4.000%	6/1/2038	1,670	1,702
	Las Vegas Valley Water District GO	2.000%	6/1/2039	3,000	2,340
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2041	3,120	3,165
[2]	North Las Vegas NV GO	3.000%	6/1/2031	1,845	1,829
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/2038	1,325	1,336
	Washoe County NV School District GO	4.000%	6/1/2040	4,000	4,082
	Washoe County NV School District GO	3.000%	6/1/2043	7,835	6,691
	Washoe County NV School District GO	4.000%	10/1/2044	3,855	3,794
	Washoe County NV School District GO	4.000%	10/1/2045	3,515	3,412
					73,094
New Hampshire (1.0%)
	Nashua NH GO	3.000%	10/1/2040	2,975	2,719
	Nashua NH GO	3.000%	10/1/2041	1,485	1,335
	Nashua NH GO	3.000%	10/1/2042	2,975	2,633
	Nashua NH GO	3.000%	10/1/2043	2,970	2,578
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue PUT	4.150%	10/1/2034	11,769	11,787
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	1,775	1,813
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/2038	695	722
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	5,000	5,232
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2051	5,000	4,469
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	14,775	15,285
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2054	4,000	3,914
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	2,779	2,779
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Forestar Group Houston-Area Projects)	6.500%	12/1/2034	6,100	6,115
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	3,269	3,262
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Astro Sunterra Project)	0.000%	12/15/2034	1,915	1,098
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	7,816	7,929
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	3,000	2,995
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/2038	7,729	7,468
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/2039	7,878	7,484
[9]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.167%	1/20/2041	7,632	7,468
[9]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.167%	1/20/2041	2,278	2,202
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	3,413	3,404
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	1,320	1,229
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.162%	10/1/2051	8,527	8,323
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	7,477	7,697
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	2,218	2,279
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.125%	3/1/2036	3,006	2,948
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	3/1/2036	1,333	1,315
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.125%	3/1/2036	2,905	2,926
	New Hampshire Business Finance Authority Private Schools Revenue	4.000%	7/1/2051	3,625	3,313
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	4,230	4,402
	New Hampshire Business Finance Authority Revenue (Medical Center Hospital Projects)	6.000%	11/1/2055	8,000	7,581
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2038	500	496
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2039	1,415	1,230
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2040	10,000	9,693
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2040	1,460	1,254
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	1,125	943
30

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2042	1,045	859
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.250%	8/1/2055	20,000	20,686
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/2031	705	706
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/2032	1,010	1,011
					183,582
New Jersey (1.5%)
	Mahwah Township NJ GO	0.050%	1/15/2033	2,250	1,707
	Mercer County NJ GO	0.050%	2/15/2031	5,000	4,150
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	1,250	1,239
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2038	125	125
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2039	180	180
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2040	890	881
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2041	490	484
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2031	1,760	1,797
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/2032	1,850	1,861
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	1,500	1,687
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	1,000	1,124
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2034	350	350
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	2,080	2,174
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	6,560	7,544
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,072
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,435	1,529
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,500	1,590
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,000	3,165
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	335	308
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	180	163
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2040	285	254
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	220	194
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	6,415	5,554
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2052	3,285	2,741
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.300%	11/1/2026	11,355	11,378
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	1,780	1,778
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	5,875	6,092
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	12,000	11,461
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	4,340	4,352
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	7,000	5,871
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	2,435	2,489
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	17,000	13,780
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	3,045	3,191
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	1,505	1,574
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	2,000	1,429
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2036	1,395	1,412
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2038	1,835	1,837
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,380	865
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	3,665	3,624
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	2,000	1,126
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	1,260	1,351
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	7,000	7,259
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	6,480	6,801
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	21,010	19,167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	4,315	4,534
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	2,250	2,294
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	5,000	4,945
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	2,750	2,013
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	6,850	6,249
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	5,000	5,605
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	2,000	2,230
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2040	9,000	8,884
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	7,250	7,307
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	1,545	1,702
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	8,535	9,290
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	1,500	1,704
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	4,000	3,721
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	3,885	4,104
31

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	1,265	1,158
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	5,825	6,100
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2034	1,000	746
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	10,000	6,227
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	8,000	4,733
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2037	1,745	1,148
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	2,530	1,585
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	515	572
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	7,170	7,254
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	195	218
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2037	9,000	9,244
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2040	5,740	5,873
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	1,000	1,086
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	4,765	5,087
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	11,995	12,396
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,000	1,036
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	1,900	1,960
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2037	1,250	1,287
	Toms River Board of Education GO	3.000%	7/15/2029	1,500	1,462
	Toms River Board of Education GO	3.000%	7/15/2031	1,500	1,431
	Toms River Board of Education GO	3.000%	7/15/2032	1,500	1,413
					285,308
New Mexico (0.3%)
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	1,440	1,472
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	430	440
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	1,695	1,733
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	365	371
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2042	1,300	1,431
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2043	1,310	1,432
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2044	1,000	1,083
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2033	6,705	6,724
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2034	9,860	9,879
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,650	1,710
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2048	3,610	3,182
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (MTGE Class I Program)	4.250%	1/1/2050	985	992
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	26,585	28,258
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	1,000	1,003
[1]	University of New Mexico College & University Revenue	5.500%	6/1/2053	2,700	2,888
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	4.250%	5/1/2040	2,750	2,641
					65,239
New York (15.4%)
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2050	3,110	3,286
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/1/2055	4,120	4,374
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2045	1,055	415
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/2060	1,850	1,860
[4]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	7.000%	12/15/2065	3,750	3,725
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2045	1,000	1,006
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	3,985	4,044
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	14,530	12,736
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	7,725	6,771
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	11,000	11,009
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	10,090	10,460
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	13,940	13,875
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	8,070	6,026
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	4,715	4,347
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	3,000	2,192
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2042	7,000	7,648
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	10,910	10,286
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2050	19,100	13,959
[7]	Freddie Mac Pool	3.850%	5/1/2039	1,439	1,380
[7]	Freddie Mac Pool	4.300%	1/1/2041	8,737	8,702
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,800	1,864
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,060	1,081
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	6,425	6,542
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.500%	12/1/2055	6,740	6,942
	Geneva Development Corp. College & University Revenue	5.250%	2/1/2051	2,075	2,139
	Ithaca NY BAN GO	4.250%	2/12/2027	3,300	3,318
32

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	2,025	2,076
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	2,000	2,141
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	1,000	1,098
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	2,950	3,128
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	2,500	2,582
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	6,200	6,390
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	27,500	24,256
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,750	1,769
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	3,895	3,796
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	13,745	13,410
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	1,000	966
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,870	2,776
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	16,085	15,542
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	8,170	8,776
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	5,780	6,230
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	3,000	2,869
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	5,200	4,973
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	12,000	12,428
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	700	746
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	1,340	1,437
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	5,910	6,447
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	7,000	6,562
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	1,680	1,779
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	12,045	11,156
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	1,900	1,948
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2045	4,135	4,429
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	1,590	1,462
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	4,785	4,971
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	10,000	10,275
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	2,155	2,220
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	11,535	10,445
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	5,000	4,399
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	18,860	19,642
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	4,000	3,511
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	13,250	11,546
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	5,385	4,779
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	3,000	2,604
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	3,575	3,085
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	2,290	2,366
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	19,000	17,038
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2046	3,640	3,159
[1]	Nassau County NY GO	5.000%	4/1/2044	4,340	4,563
	Nassau County NY GO	4.000%	4/1/2051	5,825	5,409
	Nassau County NY GO	4.000%	4/1/2054	10,000	9,193
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2044	4,190	3,430
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/2045	5,710	4,222
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	9,280	8,232
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/2051	2,000	1,383
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/2051	5,000	3,731
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	200	202
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	100	102
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	3,000	3,001
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	3,000	3,019
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	1,650	1,665
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	1,595	1,596
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	3,095	3,078
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	4,520	4,494
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	1,710	1,593
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	1,670	1,309
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	3,295	2,901
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	3,135	2,923
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	6,000	4,440
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	10,000	10,259
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	2,500	2,557
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	15,160	17,448
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	585	688
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	1,295	1,301
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	5,000	5,150
33

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	16,920	15,739
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	5,605	5,597
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	11,000	10,894
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	15,580	12,898
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	1,225	1,336
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	5,000	4,842
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	6,805	6,590
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	10,000	10,265
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	2,045	2,191
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	5,000	5,363
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	9,000	9,556
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	11,675	12,481
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	8,930	7,560
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,750	1,323
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	5,000	3,747
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	5,000	4,533
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	11,065	10,030
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	14,000	14,717
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	9,440	9,901
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	5,000	5,271
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	10,000	10,505
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	10,000	10,324
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	3,000	3,160
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	16,715	17,645
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	15,000	15,866
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	7,470	8,083
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	5,100	5,325
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	9,550	9,955
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	4,500	4,655
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	2,410	2,492
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	15,675	16,271
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	11,560	11,864
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	5,290	6,055
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	10,195	10,711
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	8,000	8,026
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	1,360	1,391
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	7,000	7,508
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	7,080	7,122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	15,790	16,548
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	6,060	6,103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	10,000	10,917
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	5,000	4,594
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	5,000	5,102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	2,230	2,478
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	3,500	3,540
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	4,100	4,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	10,000	10,346
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	4,250	4,298
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	2,725	2,759
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	5,945	6,578
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	9,785	9,869
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	2,000	2,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5,150	5,370
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	9,930	10,008
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,310	2,387
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	11,825	11,826
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	10,000	10,292
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	10,000	11,066
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	7,245	6,373
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	2,400	2,477
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	5,000	4,973
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	4,745	4,896
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,685	3,801
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	100	109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	1,710	1,873
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	15,000	15,207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	2,000	2,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2042	2,140	2,319
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	3,390	3,422
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	8,000	8,615
34

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	5,000	5,398
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	8,855	9,677
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	15,190	16,601
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	5,030	5,457
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	10,000	10,646
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	4,000	4,201
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	9,250	9,924
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	2,245	2,444
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	1,395	1,488
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,525	2,725
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	37,605	40,867
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	4,225	4,592
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	5,000	4,814
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	1,020	1,093
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	1,295	1,030
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	8,000	7,612
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	3,585	3,411
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	3,080	3,297
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2045	1,300	1,416
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	1,425	1,510
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	8,000	6,302
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	1,175	1,237
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	7,700	8,149
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	5,000	5,243
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2047	35,000	37,479
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2047	5,000	3,789
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	8,945	9,331
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	10,000	7,633
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	13,180	13,949
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	1,000	762
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	8,000	7,311
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	4,500	4,157
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	1,700	1,804
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2049	6,000	6,196
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2049	4,265	4,599
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	2,290	2,356
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	7,500	7,846
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	4,210	4,561
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2050	10,000	7,438
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	3,085	3,178
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	20,365	15,106
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	8,965	8,189
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	6,000	5,407
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	8,000	8,234
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	6,320	6,639
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2052	2,000	2,142
[13]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	45,105	46,996
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	17,900	16,088
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	4,175	4,437
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	4,000	4,302
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	3,000	3,136
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	16,010	16,767
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2035	820	933
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2040	2,850	1,555
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2047	6,180	2,132
[4]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/2041	3,265	3,206
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	4,450	4,582
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	5,555	4,627
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	13,945	10,435
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/2052	5,700	4,156
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/2052	1,310	1,014
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	2,000	2,002
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	13,230	12,738
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	15,575	14,701
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	16,120	15,144
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,535	1,281
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	11,830	9,109
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	12,000	9,028
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	5,000	3,806
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	8,250	6,032
35

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	7,000	5,099
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	2,000	1,673
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	2,005	2,077
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	1,685	1,655
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2052	915	914
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.250%	10/1/2056	1,715	1,921
	New York NY GO	5.000%	4/1/2034	7,000	7,249
	New York NY GO	5.000%	12/1/2035	2,100	2,191
	New York NY GO	5.000%	3/1/2037	3,070	3,247
	New York NY GO	5.000%	10/1/2037	5,000	5,101
	New York NY GO	5.000%	10/1/2037	5,275	5,952
	New York NY GO	4.000%	3/1/2038	6,950	6,987
	New York NY GO	5.000%	3/1/2038	3,305	3,484
	New York NY GO	5.000%	8/1/2038	1,000	1,098
	New York NY GO	5.000%	12/1/2038	14,545	14,669
	New York NY GO	4.000%	3/1/2040	7,185	7,125
	New York NY GO	5.000%	3/1/2040	6,000	6,148
	New York NY GO	5.000%	8/1/2040	1,000	1,087
	New York NY GO	5.250%	10/1/2040	2,075	2,266
	New York NY GO	4.000%	4/1/2041	12,285	12,076
	New York NY GO	5.000%	8/1/2041	4,750	4,950
	New York NY GO	5.250%	10/1/2041	2,345	2,554
	New York NY GO	4.000%	4/1/2042	3,500	3,421
	New York NY GO	4.000%	4/1/2042	11,000	10,752
	New York NY GO	5.000%	8/1/2042	8,000	8,368
	New York NY GO	5.000%	8/1/2042	1,000	1,074
	New York NY GO	5.000%	4/1/2043	11,720	11,949
	New York NY GO	5.250%	5/1/2043	1,000	1,073
	New York NY GO	5.000%	8/1/2043	6,000	6,254
	New York NY GO	5.000%	8/1/2043	2,210	2,404
	New York NY GO	5.000%	12/1/2043	1,500	1,539
	New York NY GO	5.000%	2/1/2044	1,625	1,748
	New York NY GO	5.000%	3/1/2044	5,500	5,592
	New York NY GO	5.500%	5/1/2044	2,930	3,172
	New York NY GO	5.000%	8/1/2044	6,000	6,370
	New York NY GO	5.000%	8/1/2044	10,770	11,621
	New York NY GO	5.000%	10/1/2044	5,900	6,353
	New York NY GO	5.250%	2/1/2045	3,070	3,346
	New York NY GO	5.000%	10/1/2045	8,000	8,531
	New York NY GO	5.250%	2/1/2046	7,500	8,050
	New York NY GO	3.500%	4/1/2046	3,110	2,659
	New York NY GO	4.000%	9/1/2046	3,400	3,192
	New York NY GO	4.000%	3/1/2047	7,000	6,430
	New York NY GO	5.000%	9/1/2048	11,215	11,599
	New York NY GO	4.000%	3/1/2050	11,305	10,217
	New York NY GO	5.000%	4/1/2050	5,000	5,135
	New York NY GO	5.500%	8/1/2050	4,705	5,065
	New York NY GO	5.250%	9/1/2050	13,335	13,957
	New York NY GO	4.000%	9/1/2052	11,895	10,651
	New York NY GO	5.250%	3/1/2053	5,250	5,456
	New York NY GO	5.250%	4/1/2054	17,420	18,093
	New York NY GO	5.250%	10/1/2055	20,025	20,898
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2063	9,200	9,580
	New York State Bridge Authority Highway Revenue	4.000%	1/1/2046	970	929
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,465	1,604
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	1,000	1,100
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2035	1,445	1,579
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	10,000	11,659
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2040	925	995
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2040	2,795	3,119
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	2,000	1,753
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	75	75
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	1,860	2,067
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,000	1,036
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	2,360	2,606
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2043	1,255	1,374
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2044	1,000	1,086
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2045	2,000	2,154
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	2,000	2,307
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2047	11,990	12,757
36

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	11,150	12,567
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	11,345	12,709
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2049	3,000	3,119
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	7,225	7,372
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	10,790	12,000
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	1,310	1,111
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	7,000	7,353
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	1,500	1,543
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2040	1,000	1,096
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2041	2,000	2,184
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	1,000	1,079
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2042	1,000	1,085
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,000	1,056
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2043	1,350	1,460
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	7,330	5,576
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	10,510	10,556
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	4,000	3,328
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2054	8,160	7,182
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/2054	5,085	5,372
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	10,000	10,226
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	9,985	10,122
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	9,605	9,725
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	13,365	13,556
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	4,930	5,548
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	5,000	5,062
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	7,020	7,061
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	4,010	4,033
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	4,000	3,530
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	3,750	3,764
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	1,055	1,059
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	5,000	4,353
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	11,245	9,776
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	1,000	1,042
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	2,465	2,108
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	2,575	2,541
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	21,600	21,318
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	590	644
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	6,000	5,894
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	4,590	4,960
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,265	1,383
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	9,000	9,307
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	8,000	8,666
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	7,000	6,699
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	4,000	4,288
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	4,650	4,894
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	9,625	8,943
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	1,595	1,490
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	4,000	3,646
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	5,000	4,557
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	10,000	7,270
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	5,000	3,654
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	3,205	3,403
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2051	5,000	3,588
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	10,000	7,955
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	8,500	8,780
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	5,250	5,651
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	1,800	1,616
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2056	15,500	16,314
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/2032	65	69
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	5,465	5,444
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	5,000	5,294
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	8,000	8,413
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	2,075	2,056
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	4,500	4,732
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	7,110	7,498
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.250%	10/1/2050	5,000	5,261
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	7,500	7,368
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	4,275	3,987
37

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	2,575	1,864
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	6,000	6,209
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	3,805	3,931
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	10,725	11,083
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,169
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	22,110	23,039
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	18,000	18,270
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,000	2,061
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	2,630	2,727
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	3,000	3,086
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	5,000	5,336
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	2,000	1,821
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	5,635	5,953
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	3,000	3,136
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	3,000	3,127
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	10,735	11,423
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	16,175	16,783
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	2,455	2,530
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2056	10,000	10,288
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	5	5
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2044	7,985	8,331
[12]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/2042	1,750	1,721
[12]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/2047	3,500	3,327
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	15,000	15,005
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	6,000	6,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	5,190	5,218
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	470	474
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	1,220	1,229
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/2035	7,495	7,594
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	5,205	5,198
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	1,005	1,090
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	1,125	860
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2051	9,385	6,953
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	2,055	1,458
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2043	12,000	13,161
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	3,750	3,453
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	5,000	4,625
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2048	4,775	3,639
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2050	4,355	3,268
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2054	1,280	1,142
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2057	4,055	3,571
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/2051	5,435	3,697
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	2,145	2,318
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2037	1,100	1,270
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2044	2,175	2,340
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2044	1,930	2,077
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2047	3,105	3,312
[1]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	1,750	1,947
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.500%	1/1/2057	640	672
	Suffolk Regional Off-Track Betting Co. Casinos Parimutuel Betting Revenue	5.750%	12/1/2044	3,500	3,600
	Suffolk Regional Off-Track Betting Corp. Casinos Revenue	5.000%	12/1/2034	2,500	2,576
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	5,000	5,310
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	7,035	7,162
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	8,000	8,201
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	4,000	4,256
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2047	125	116
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	2,275	2,372
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	6,435	6,949
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	9,265	8,280
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	8,985	9,489
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	18,435	16,293
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	5,880	6,209
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	1,140	1,281
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	4,160	4,638
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2044	5,375	5,868
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2045	530	572
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2046	1,285	1,374
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2047	3,510	3,717
38

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2048	3,860	4,063
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	12,485	13,001
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	9,205	6,807
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	1,500	1,115
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	3,000	2,768
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	6,000	6,271
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	19,960	20,976
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	16,700	17,681
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	38,820	41,676
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	17,000	15,725
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	7,905	7,086
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2057	10,000	10,419
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	8,415	8,719
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	10,000	10,339
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	4,000	3,619
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	47,500	49,224
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	10,000	10,379
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	5,500	5,617
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2035	6,020	6,101
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2045	1,460	1,593
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2046	2,245	2,425
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,122
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	1,070	1,027
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/2052	2,085	2,159
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	10,000	11,082
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/2056	4,000	3,301
[4]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.375%	12/1/2055	420	429
[4]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.500%	12/1/2065	2,225	2,275
[1]	Yonkers NY GO	5.000%	3/15/2037	1,000	1,100
[1]	Yonkers NY GO	5.000%	2/1/2042	170	186
[1]	Yonkers NY GO	5.000%	2/1/2042	200	219
[1]	Yonkers NY GO	5.000%	2/1/2043	330	358
[1]	Yonkers NY GO	5.000%	2/1/2043	250	271
[1]	Yonkers NY GO	5.000%	2/1/2044	250	269
[1]	Yonkers NY GO	5.000%	2/1/2044	225	242
					2,921,963
North Carolina (0.9%)
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	6/1/2028	1,280	1,314
	Cabarrus County NC Intergovernmental Agreement Revenue	4.000%	6/1/2034	1,000	1,009
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/2043	3,500	3,814
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/2044	1,500	1,622
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/2040	570	577
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2036	1,580	1,508
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2037	1,665	1,567
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2038	3,505	3,251
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2048	5,100	3,831
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2036	1,135	1,302
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	1,735	1,978
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	1,675	1,898
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	3,455	3,754
	Charlotte NC Airport Port, Airport & Marina Revenue	3.000%	7/1/2046	5,000	3,932
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	10,000	10,595
	Charlotte NC GO	2.000%	6/1/2041	10	7
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2044	2,645	2,885
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2045	1,490	1,586
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2054	20,000	20,915
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/2039	3,385	3,456
	Holly Springs NC Water Revenue	5.000%	11/1/2046	1,000	1,077
	Holly Springs NC Water Revenue	5.000%	11/1/2047	1,000	1,067
	Holly Springs NC Water Revenue	5.000%	11/1/2048	1,000	1,061
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/2041	2,461	2,420
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,710	9,769
	Macon County NC Appropriations Revenue	4.000%	10/1/2044	1,350	1,321
	Moore County NC Appropriations Revenue	3.000%	6/1/2038	490	449
	Moore County NC Appropriations Revenue	3.000%	6/1/2039	800	721
	Moore County NC Appropriations Revenue	3.000%	6/1/2040	625	555
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/2048	2,450	2,541
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	2,500	2,477
[3]	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	1/1/2036	3,085	3,558
39

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	7/1/2040	4,585	3,629
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	330	330
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	1,885	1,894
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	4,185	4,449
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,930	3,316
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	10/1/2028	50	50
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.250%	10/1/2028	350	350
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,000	1,052
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	2,390	2,594
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	1,860	2,000
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	750	772
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	3,515	2,894
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	1,350	1,129
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/2052	3,000	2,490
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.125%	10/1/2056	3,000	3,012
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/2045	7,000	7,000
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/2048	3,000	2,809
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/2037	1,250	1,360
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/2038	1,250	1,355
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/2041	1,000	1,073
	Pender County NC GO	3.000%	3/1/2040	3,000	2,726
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,887
	Raleigh NC Appropriations Revenue	5.000%	10/1/2045	750	815
	Raleigh NC Appropriations Revenue	5.000%	10/1/2046	335	361
	Rowan County NC Appropriations Revenue	4.000%	4/1/2040	2,240	2,237
	Rowan County NC Appropriations Revenue	4.000%	4/1/2042	2,240	2,220
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,305	2,309
	University of North Carolina at Chapel Hill College & University Revenue	5.000%	12/1/2043	800	890
	University of North Carolina at Chapel Hill College & University Revenue	5.000%	12/1/2045	1,000	1,092
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/2033	1,750	1,775
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	6,670	6,743
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/2031	1,530	1,531
					168,961
North Dakota (0.2%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	3,340	3,341
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,120	1,063
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	8,000	6,096
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2051	9,000	6,279
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2053	2,900	2,930
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2054	1,730	1,869
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2054	4,800	5,166
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	900	984
[1]	University of North Dakota COP	4.000%	6/1/2051	2,600	2,294
	West Fargo Public School District No. 6 GO	3.000%	8/1/2031	3,280	3,252
	West Fargo Public School District No. 6 GO	3.000%	8/1/2032	3,380	3,331
					36,605
Ohio (1.8%)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	2,250	2,261
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2044	590	632
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	1,010	1,028
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2036	2,560	2,637
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	7,000	7,712
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	7,500	8,209
	Athens City School District GO	3.250%	12/1/2048	2,775	2,191
	Avon Lake City School District GO	5.000%	12/1/2055	5,600	5,755
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	2,050	2,060
[2]	Brunswick City School District GO	5.500%	12/1/2060	4,305	4,513
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,000	1,048
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,000	1,003
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,500	2,474
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2048	31,060	26,956
	Cleveland OH Income Tax Revenue	4.000%	10/1/2033	425	441
	Cleveland OH Income Tax Revenue	3.000%	10/1/2034	730	705
	Cleveland OH Income Tax Revenue	3.000%	10/1/2035	575	545
	Cleveland OH Income Tax Revenue	3.000%	10/1/2036	500	466
	Cleveland OH Income Tax Revenue	3.000%	10/1/2037	800	733
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	7,386	7,477
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2047	2,500	2,607
40

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	2,500	2,572
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	2,000	2,086
[4]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Brookshire Project)	6.300%	1/1/2046	1,260	1,259
[4]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Vivera Rosewood Project)	6.300%	1/1/2046	1,420	1,419
	Cuyahoga Community College District GO	4.000%	12/1/2034	3,000	3,003
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/2047	10,100	9,461
[4]	Delaware County Port Authority College & University Revenue (Ohio Wesleyan University Project)	6.250%	8/1/2052	7,000	7,439
[1]	Fayette County OH Health, Hospital, Nursing Home Revenue	5.250%	12/1/2045	3,405	3,690
	Franklin City School District GO	3.000%	11/1/2057	5,205	3,526
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,235	2,239
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	11,525	11,534
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2055	5,580	5,812
	Grandview Heights City School District GO	5.000%	12/1/2058	2,010	2,073
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2033	1,850	1,768
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2034	1,000	943
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2035	1,000	928
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	1,140	908
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,575	1,691
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,076
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,455	1,557
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	800	853
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	2,660	2,828
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	2,780	2,947
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,000	2,126
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,500	2,558
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	1,245	1,087
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	1,000	1,018
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/2049	3,000	3,269
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2042	3,000	3,310
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2043	2,250	2,465
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2044	2,955	3,209
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2045	3,745	4,029
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2046	6,620	7,057
	Kings Local School District GO	5.500%	12/1/2062	8,990	9,441
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	2,165	2,296
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,500	1,557
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	375	395
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	225	196
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	7,655	7,008
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	1,540	1,085
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	5,000	4,344
	New Albany Plain Local School District GO	5.250%	12/1/2059	10,650	11,279
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2036	4,250	4,311
	Ohio GO	3.000%	6/15/2039	2,500	2,246
	Ohio GO	5.000%	3/1/2045	2,200	2,390
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2039	1,000	988
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2050	1,500	1,289
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2043	11,050	11,250
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2050	2,500	1,792
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2047	2,000	1,631
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	3,625	2,797
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2034	3,160	3,182
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2039	1,840	1,832
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/2050	7,095	7,035
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	3/1/2055	6,745	7,368
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	4,445	4,822
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	4,005	4,373
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	7,395	8,092
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	5,610	6,174
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	1,515	1,501
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	1,285	1,461
	Ohio State University College & University Revenue	3.000%	12/1/2044	3,750	3,034
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	12/1/2038	2,385	2,676
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	4.000%	12/1/2048	3,000	2,865
41

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2031	12,100	12,336
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2043	1,385	1,409
	Ohio University College & University Revenue	5.250%	12/1/2054	1,445	1,511
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2044	4,450	4,632
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	5,995	6,577
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	2,495	2,507
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/2053	1,100	1,156
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/2058	1,615	1,715
	Wickliffe City School District GO	3.250%	12/1/2056	10,355	7,534
	Worthington City School District GO	5.500%	12/1/2054	4,000	4,224
					347,504
Oklahoma (0.8%)
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2038	1,700	1,867
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2041	1,000	1,067
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2043	100	106
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2044	200	211
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2045	105	110
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2046	300	312
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	4,490	3,070
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (Oklahoma Department of Transportation Project)	4.000%	7/1/2050	2,310	2,107
	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2044	2,395	2,585
	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2045	1,750	1,876
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/2064	8,000	8,382
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2042	1,500	1,612
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2043	2,500	2,665
	Oklahoma County Finance Authority Revenue	5.875%	12/1/2047	3,000	1,621
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	6.000%	9/1/2057	1,015	1,140
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	2,515	2,819
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2032	1,000	1,038
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2033	650	673
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2034	950	981
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2035	590	606
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.250%	1/1/2051	2,455	2,608
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.250%	1/1/2056	13,925	14,721
	Oklahoma State University College & University Revenue	4.000%	9/1/2036	375	381
	Oklahoma State University College & University Revenue	4.000%	9/1/2037	785	796
	Oklahoma State University College & University Revenue	3.000%	9/1/2040	500	431
	Oklahoma State University College & University Revenue	3.000%	9/1/2041	500	423
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	4,650	5,152
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2046	4,965	5,371
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2053	31,695	33,443
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	17,700	19,038
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/2043	2,195	2,339
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2044	1,245	1,333
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2046	1,050	1,111
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/2035	1,000	844
	Oklahoma Water Resources Board Water Revenue	5.250%	4/1/2055	8,000	8,467
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/2048	5,080	4,820
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2030	12,575	12,626
					148,752
Oregon (1.2%)
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.450%	11/15/2030	320	320
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	5.375%	5/15/2061	4,755	4,782
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/2033	1,415	1,427
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2033	1,000	1,000
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2035	1,000	1,000
	Forest Grove OR College & University Revenue	4.000%	5/1/2036	445	427
	Forest Grove OR College & University Revenue	4.000%	5/1/2039	1,495	1,389
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/2043	1,935	2,016
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/2044	1,840	1,907
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2050	7,750	6,609
	Multnomah County School District No. 1J Portland GO	3.000%	6/15/2037	2,335	2,139
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2047	19,200	20,431
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2050	23,050	24,229
	Multnomah County School District No. 40 GO	5.500%	6/15/2053	13,715	14,657
42

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon (Article Xi-Q State Project) GO	5.250%	5/1/2045	2,630	2,910
	Oregon City School District No. 62 GO	0.000%	6/15/2033	500	396
	Oregon City School District No. 62 GO	0.000%	6/15/2034	500	381
	Oregon City School District No. 62 GO	5.000%	6/15/2049	2,615	2,759
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	3,355	3,657
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2045	1,250	1,349
	Oregon GO	5.000%	6/1/2035	500	521
	Oregon GO	5.000%	5/1/2036	1,000	1,038
	Oregon GO	5.000%	5/1/2037	700	725
	Oregon GO	5.000%	5/15/2037	1,750	1,878
	Oregon GO	5.000%	6/1/2037	1,560	1,618
	Oregon GO	5.000%	5/1/2038	650	672
	Oregon GO	5.000%	6/1/2041	1,910	2,087
	Oregon GO	5.000%	11/1/2042	1,730	1,929
	Oregon GO	2.600%	12/1/2042	1,455	1,139
	Oregon GO	5.000%	5/1/2043	2,500	2,568
	Oregon GO	5.000%	11/1/2043	1,300	1,438
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,550	1,547
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	1,130	1,136
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/2051	2,810	2,840
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,200	2,453
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.250%	7/1/2041	2,000	1,541
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	1,505	1,523
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	3,300	2,590
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/2052	3,575	3,102
	Oregon State Lottery Revenue	5.000%	4/1/2037	6,185	6,273
	Oregon State Lottery Revenue	5.000%	4/1/2037	2,500	2,626
	Oregon State Lottery Revenue	5.000%	4/1/2039	3,000	3,139
	Oregon State Lottery Revenue	5.250%	4/1/2044	7,500	8,376
	Oregon State Lottery Revenue	5.250%	4/1/2045	6,500	7,196
	Oregon State University College & University Revenue	5.000%	4/1/2045	6,000	6,497
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2044	1,405	1,170
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/2037	6,375	5,930
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2049	6,610	6,958
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2054	4,930	5,137
	Portland OR Water System Water Revenue	3.000%	5/1/2034	7,760	7,538
	Portland OR Water System Water Revenue	3.000%	5/1/2036	8,230	7,756
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	7,500	7,783
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2039	1,410	1,459
	University of Oregon College & University Revenue	5.000%	4/1/2045	1,860	2,021
	University of Oregon College & University Revenue	5.000%	4/1/2046	1,000	1,076
[2]	University of Oregon College & University Revenue	3.500%	4/1/2052	28,370	22,839
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	1,810	1,960
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2044	8,875	3,589
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2046	1,635	1,492
					236,945
Pennsylvania (3.9%)
	Adams County General Authority College & University Revenue	5.000%	8/15/2050	3,500	3,542
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	5,000	5,169
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2044	2,500	2,311
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	7,500	8,067
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	5,625	5,863
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2033	1,500	1,539
	Bethel Park School District GO	4.000%	8/1/2037	1,500	1,521
[1]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/2053	6,500	4,636
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2051	1,500	1,281
	Centennial School District Bucks County GO	5.000%	12/15/2035	1,125	1,198
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	13,000	11,162
[1]	Central Valley School District GO	3.000%	6/1/2040	2,415	2,102
[1]	Central Valley School District GO	3.000%	6/1/2044	2,305	1,871
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	1,800	1,805
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/2027	1,000	1,004
	Chester County IDA Recreational Revenue	4.000%	12/1/2051	2,580	2,267
[2]	Coatesville School District GO	0.000%	10/1/2038	2,100	1,224
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,930	1,999
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	15	15
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,625	2,578
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	10,000	10,175
43

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	4.000%	10/1/2039	10,000	10,178
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	5,000	5,453
	Commonwealth of Pennsylvania GO	5.000%	4/1/2042	2,525	2,798
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	10,000	9,962
	Commonwealth of Pennsylvania GO	5.000%	4/1/2044	25,375	27,690
	Commonwealth of Pennsylvania GO	5.000%	4/1/2045	25,375	27,494
	Conestoga Valley School District GO	3.000%	2/1/2034	2,050	1,944
	Conestoga Valley School District GO	3.000%	2/1/2036	2,175	1,996
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	7,000	6,409
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2049	2,000	1,701
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.500%	6/1/2056	1,920	1,934
	Cumberland Valley School District GO	4.000%	11/15/2038	2,345	2,364
	Cumberland Valley School District GO	4.000%	11/15/2040	3,000	3,016
[4]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	1,000	1,092
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	1,970	1,840
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	5,000	3,994
[1]	Ellwood City Area School District GO	4.000%	11/15/2040	810	809
[2]	Fairview School District GO	3.000%	9/15/2039	1,000	890
[2]	Fairview School District GO	3.000%	9/15/2040	1,000	876
[2]	Fairview School District GO	3.000%	9/15/2041	1,000	855
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2038	1,500	1,348
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2039	1,000	884
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2040	1,400	1,199
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2043	2,500	2,063
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	5,600	5,662
	Haverford Township PA GO	3.600%	6/1/2043	3,355	3,199
[2]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2047	2,935	3,033
[2]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/2054	1,000	897
	Latrobe IDA College & University Revenue	5.375%	3/1/2051	445	429
	Latrobe IDA College & University Revenue	5.500%	3/1/2056	520	503
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	2,175	1,973
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	6,300	5,144
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	12,050	10,303
	Methacton School District GO	5.250%	7/15/2051	1,100	1,142
	Methacton School District GO	5.250%	7/15/2054	1,770	1,832
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	1,250	1,360
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	1,380	1,499
[1]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	1,765	1,528
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2044	2,700	2,487
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/2050	4,000	3,494
	Montgomery County PA GO	5.000%	3/1/2036	6,120	6,838
	Montgomery County PA GO	5.000%	3/1/2037	7,485	8,318
	Montgomery County PA GO	5.000%	3/1/2038	3,790	4,191
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	3,500	2,594
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/2045	6,140	6,140
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/2050	5,015	4,953
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/2048	12,000	10,494
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,000	1,001
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	2,240	2,393
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2035	1,530	1,657
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	1,545	1,552
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2040	1,945	1,859
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2042	4,880	5,243
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	840	782
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2044	2,000	2,119
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2046	7,470	7,805
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	2,045	1,805
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2050	2,545	2,595
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/15/2051	5,000	5,215
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	9,750	8,317
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2038	805	865
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2039	500	535
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2040	1,000	1,068
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2033	1,555	1,557
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2036	4,970	5,389
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2050	3,500	3,050
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,155	1,174
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	4,255	4,087
44

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	3,600	3,297
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/2054	3,790	3,455
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	9,950	10,307
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2050	9,035	8,917
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	1,940	2,015
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	2,375	2,510
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	4,390	4,749
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	6,945	7,491
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	4,465	4,849
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	6,036	6,623
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,325	1,502
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2056	1,140	1,277
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	5,000	5,075
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	5,000	5,304
	Pennsylvania State University College & University Revenue	5.000%	9/1/2049	3,715	3,885
	Pennsylvania State University College & University Revenue	5.250%	9/1/2050	7,500	7,985
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	3,075	3,305
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	8,000	8,015
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	1,085	1,161
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2034	11,670	11,716
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/2034	4,000	4,031
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	2,440	2,598
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,050	5,190
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,000	5,579
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	3,855	3,947
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/2037	6,000	6,053
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	14,415	14,803
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2038	2,740	2,796
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	5,000	5,269
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	2,245	2,284
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	2,985	3,133
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	4,545	4,615
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,135	3,442
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	3,350	2,852
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	6,010	6,132
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,225	2,427
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2042	1,500	1,647
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,250	2,445
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	4,500	4,889
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,665	1,836
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,500	2,587
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	4,000	4,313
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2045	4,505	4,300
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,000	1,079
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	6,500	6,094
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	4,580	4,300
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,100	2,228
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	1,230	1,303
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	11,245	10,123
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	5,310	3,821
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	1,000	1,043
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	1,000	1,059
[14]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/2028	0.000%	12/1/2037	1,610	1,653
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	5,110	5,261
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	6,675	5,864
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2053	3,510	3,708
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2034	1,115	1,139
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	1,150	1,174
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2036	1,700	1,733
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/2037	1,615	1,633
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	1,600	1,629
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,500	1,635
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,175	1,272
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,100	1,185
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2050	1,700	1,578
	Philadelphia IDA College & University Revenue	5.000%	11/1/2034	5,250	5,473
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	1,200	1,063
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2047	3,715	3,850
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	12,010	12,439
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	1,100	1,171
45

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2047	6,150	5,391
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	20,000	18,327
[2]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/2050	5,000	3,528
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2055	5,765	6,131
	Philadelphia PA GO	5.000%	8/1/2042	615	676
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	1,800	1,874
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2047	4,400	4,699
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	4,905	5,176
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/2035	1,140	1,170
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2047	1,700	1,796
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/2047	4,470	4,789
	Radnor Township School District GO	3.000%	8/15/2035	1,400	1,339
	School District of Philadelphia (Housing Finance Program) GO	5.250%	9/1/2037	1,955	2,184
	School District of Philadelphia (Housing Finance Program) GO	5.250%	9/1/2041	2,410	2,644
	School District of Philadelphia GO	5.250%	9/1/2037	1,100	1,229
	School District of Philadelphia GO	4.000%	9/1/2038	5,000	5,007
	School District of Philadelphia GO	5.250%	9/1/2038	580	645
	School District of Philadelphia GO	5.250%	9/1/2038	1,000	1,112
	School District of Philadelphia GO	5.250%	9/1/2041	14,100	15,467
	School District of Philadelphia GO	5.250%	9/1/2043	7,600	8,265
	School District of Philadelphia GO	5.000%	9/1/2044	2,950	3,043
	School District of Philadelphia GO	4.000%	9/1/2046	5,000	4,623
	Spring Township PA GO	3.000%	11/15/2033	1,020	989
	Spring Township PA GO	3.000%	11/15/2034	1,050	1,010
	Spring Township PA GO	3.000%	11/15/2035	1,085	1,027
	Spring Township PA GO	3.000%	11/15/2036	1,115	1,044
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/2033	790	798
	Upper Merion Area PA School District GO	3.000%	1/15/2040	1,500	1,341
	Upper St. Clair Township School District GO	3.250%	10/1/2035	5,000	4,903
	York County PA GO	4.000%	3/1/2035	3,000	3,029
					736,571
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	18,151	18,486
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	28,246	29,729
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	27,378	29,594
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	20,239	14,663
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	39,346	39,290
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	15,035	14,895
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	3,384	3,292
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	5,738	5,368
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	1,065	1,090
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	1,250	1,291
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	8,000	8,325
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,935	3,069
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	9,760	10,253
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	9,100	9,427
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	2,205	2,298
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	3,310	3,139
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	1,535	1,456
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,665	2,527
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	165	175
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	215	226
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	40	38
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	50	48
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	45	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	40	37
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	135	124
46

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	40	36
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	2,906	2,800
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	11,299	10,180
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,000	901
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	3,080	2,574
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	8,877	6,826
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	66,218	65,468
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	796	787
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,919	1,897
					290,694
Rhode Island (0.3%)
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2038	700	697
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2039	860	850
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2040	885	867
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2041	930	914
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2050	1,500	1,255
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	335	362
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	480	506
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	500	524
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	550	572
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	580	598
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/2054	9,250	9,250
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/15/2056	1,340	1,363
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2041	4,000	4,361
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2042	2,375	2,565
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2043	5,140	5,506
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2044	3,285	3,495
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2045	3,500	3,692
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.250%	5/15/2049	3,250	3,477
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.125%	5/15/2054	5,000	4,643
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	2,605	2,904
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2040	6,580	6,581
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/2045	1,335	1,319
					56,301
South Carolina (1.5%)
	Clemson University College & University Revenue	5.000%	5/1/2042	1,050	1,155
	Clemson University College & University Revenue	5.000%	5/1/2050	2,800	2,937
	Clemson University College & University Revenue	5.000%	5/1/2055	3,750	3,902
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2034	725	742
	Dorchester County SC Special Assessment Revenue	5.250%	10/1/2043	1,590	1,603
	Dorchester County SC Special Assessment Revenue	5.500%	10/1/2051	2,115	2,083
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	250	252
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	250	249
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	300	293
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2054	5,890	6,094
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/2041	1,385	1,188
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/2042	1,000	838
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/2043	1,700	1,789
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2038	1,250	1,331
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2040	1,330	1,409
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2041	1,000	1,056
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2030	1,045	1,057
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	1,550	1,564
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2041	1,130	1,222
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2042	2,350	2,534
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2043	1,310	1,403
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2044	1,380	1,467
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/2040	7,000	7,037
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	13,010	13,964
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2046	2,250	2,099
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	3,275	3,279
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2041	1,310	1,418
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2042	1,250	1,345
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2043	1,000	978
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2044	1,500	1,463
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2049	4,250	3,891
	Rock Hill SC Combined Utility System Water Revenue	4.250%	1/1/2059	6,000	5,576
47

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	4.000%	6/1/2041	1,365	1,360
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	6.750%	6/1/2060	2,425	2,436
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	2,890	3,152
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	3,595	3,453
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	5,415	5,888
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	1,785	1,941
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	5,450	5,875
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2045	1,315	1,431
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/2048	4,660	4,283
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2048	2,560	2,731
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2049	3,050	3,245
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	9,935	10,449
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (MCLEOD Health Project)	4.250%	11/1/2054	8,815	8,207
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/2052	19,425	17,111
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	2,205	2,224
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2035	2,140	2,191
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2036	2,885	2,940
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	2,690	2,710
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	3,000	3,028
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2039	1,330	1,333
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2041	10,680	10,615
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	3,000	2,938
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	11,480	11,242
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	1,450	1,559
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	3,075	3,224
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	5,645	5,822
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	14,450	15,131
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	2,690	2,721
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	1,715	1,718
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	3,580	3,586
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2047	5,940	6,184
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	3,875	4,102
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	8,530	8,679
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2052	1,995	1,984
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	1/1/2052	5,710	5,774
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	7,860	8,831
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2056	3,000	3,339
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,065	3,100
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	2,760	2,779
	University of South Carolina College & University Revenue	5.000%	5/1/2034	865	880
	University of South Carolina College & University Revenue	5.000%	5/1/2040	9,075	9,191
					276,605
South Dakota (0.2%)
	Lincoln County SD College & University Revenue	4.000%	8/1/2051	2,775	2,205
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	9,710	9,756
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	2,810	2,660
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	15,725	14,053
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2051	1,000	1,045
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	1,225	1,375
					31,094
Tennessee (1.8%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,520	1,593
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	2,120	1,936
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2049	5,000	5,220
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	1,000	1,041
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2049	2,345	2,372
	Dickson Electric System Electric Power & Light Revenue	5.250%	7/1/2047	1,015	1,068
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,450	2,455
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	4,030	4,146
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/2049	1,250	1,302
	Knox County TN GO	3.000%	6/1/2040	3,730	3,312
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/2054	10,000	8,957
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (525 Flats Project)	5.000%	12/1/2064	1,000	1,036
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/2027	4,353	4,429
48

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Memphis TN GO	5.000%	5/1/2043	8,820	9,672
	Memphis TN GO	5.000%	5/1/2044	9,260	10,070
	Memphis TN GO	5.000%	5/1/2045	9,725	10,461
	Memphis TN GO	5.000%	5/1/2046	10,210	10,888
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2046	2,155	2,302
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2054	6,605	6,829
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2045	1,000	1,036
[1]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2050	1,580	1,643
	Memphis TN Storm Water System Water Revenue	5.000%	2/1/2038	1,500	1,681
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2040	725	776
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2041	1,000	1,067
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2042	1,315	1,396
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2031	640	642
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2032	670	672
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2033	705	706
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2034	745	746
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2035	780	781
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2041	1,265	1,115
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca University Project)	4.000%	10/1/2051	2,120	1,647
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	7,435	8,358
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2056	3,255	3,435
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2041	2,000	2,204
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	1,935	1,963
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2044	2,000	2,160
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2037	2,400	2,464
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2037	20,000	23,043
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2038	5,675	6,496
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2041	10,000	10,117
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	15,000	15,052
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	15,000	15,063
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2036	4,075	2,568
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2037	3,175	1,892
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2038	2,725	1,534
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	1,335	1,443
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	14,580	15,580
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	2,440	2,559
	Shelby County TN GO	3.125%	4/1/2033	1,465	1,443
	Shelby County TN GO	5.000%	4/1/2042	17,775	19,419
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	10,225	10,359
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	21,730	22,923
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	2,500	2,657
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	1,190	1,198
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	6,750	6,812
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	23,035	24,393
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	7,580	8,101
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	18,790	19,340
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	2,335	2,475
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	3,815	4,056
	Washington County TN GO	4.000%	6/1/2029	3,260	3,263
					345,367
Texas (11.3%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	3,796	3,801
[15]	Aledo Independent School District GO	5.000%	2/15/2043	1,000	1,056
[15]	Alvarado TX Independent School District GO	4.000%	2/15/2052	2,875	2,589
[15]	Anna Independent School District GO	4.000%	8/15/2050	2,160	1,980
	Anna TX GO	5.000%	2/15/2048	7,230	7,523
[15]	Argyle Independent School District GO	4.000%	8/15/2053	1,875	1,691
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.875%	6/15/2065	2,380	2,404
	Arlington TX GO	4.000%	8/15/2038	3,790	3,906
	Arlington TX GO	4.000%	8/15/2043	3,790	3,775
49

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arlington TX GO	4.000%	8/15/2044	3,790	3,713
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/2042	1,200	1,320
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2031	1,445	1,567
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2032	1,440	1,554
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2033	2,045	2,193
[1]	Aubrey TX GO	5.250%	2/15/2041	1,135	1,239
[1]	Aubrey TX GO	5.250%	2/15/2042	1,005	1,084
[1]	Aubrey TX GO	5.250%	2/15/2043	1,990	2,137
[1]	Aubrey TX GO	5.250%	2/15/2044	2,055	2,202
[1]	Aubrey TX GO	5.250%	2/15/2045	1,350	1,438
[1]	Aubrey TX GO	5.000%	2/15/2050	2,635	2,711
[4]	Aubrey TX Special Assessment Revenue	5.625%	12/31/2055	3,289	3,273
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/2043	1,150	1,151
	Austin Community College District GO	5.250%	8/1/2055	15,415	16,204
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/2032	1,000	1,012
[15]	Austin Independent School District GO	5.000%	8/1/2041	2,750	3,040
[15]	Austin Independent School District GO	5.000%	8/1/2042	4,500	4,934
[15]	Austin Independent School District GO	5.250%	8/1/2044	4,175	4,591
[15]	Austin Independent School District GO	5.250%	8/1/2045	3,190	3,477
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2042	7,000	7,675
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2044	1,800	1,946
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	1,760	1,825
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2046	3,000	3,182
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2054	3,740	3,837
	Austin TX GO	5.000%	9/1/2038	2,000	2,133
	Austin TX GO	5.000%	9/1/2044	1,000	1,087
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	6,050	6,284
[15]	Barbers Hill Independent School District GO	5.000%	2/15/2042	1,200	1,300
[15]	Bastrop Independent School District GO	5.000%	2/15/2042	1,045	1,135
[15]	Bastrop Independent School District GO	5.000%	2/15/2043	800	863
[15]	Bastrop Independent School District GO	5.000%	2/15/2044	840	899
[15]	Bastrop Independent School District GO	5.000%	2/15/2045	885	939
[2]	Bastrop TX GO	4.000%	8/1/2049	1,500	1,370
[15]	Belton Independent School District GO	4.000%	2/15/2052	1,000	919
	Bexar County Hospital District GO	5.000%	2/15/2039	2,500	2,557
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	1,980	2,323
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	8,440	9,430
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	1,000	1,071
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	8,215	9,110
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	28,070	31,060
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	1,000	818
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2050	8,250	9,092
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2052	9,000	8,140
[15]	Bonham Independent School District GO	4.000%	2/15/2046	2,935	2,819
[15]	Bonham Independent School District GO	4.000%	2/15/2053	2,130	1,921
[15]	Bonham Independent School District GO, Prere.	4.000%	8/15/2033	370	397
[15]	Brownwood Independent School District GO	5.000%	2/15/2038	1,300	1,400
[15]	Brownwood Independent School District GO	5.000%	2/15/2039	2,100	2,251
[4]	Buda TX Special Assessment Revenue	6.000%	9/1/2055	750	744
[15]	Bullard Independent School District GO	4.000%	2/15/2052	4,745	4,286
[15]	Calallen Independent School District GO	5.000%	2/15/2042	500	535
[15]	Canton TX Independent School District GO	4.000%	2/15/2054	3,000	2,715
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2041	2,215	2,393
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2042	1,900	2,041
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2044	2,500	2,647
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2038	3,000	3,368
[15]	Castleberry Independent School District GO	5.000%	2/15/2054	2,750	2,822
[15]	Cedar Hill Independent School District GO	5.250%	2/15/2042	1,165	1,287
[15]	Celina Independent School District GO	5.000%	2/15/2040	1,055	1,148
[15]	Celina Independent School District GO	5.000%	2/15/2041	1,100	1,190
[15]	Celina Independent School District GO	5.000%	2/15/2047	1,000	1,043
[15]	Celina Independent School District GO	5.250%	2/15/2055	7,500	7,938
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2036	1,345	1,372
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2040	1,200	1,205
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2041	1,900	1,899
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2041	1,425	1,574
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2045	7,225	6,711
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	4,750	4,886
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	1,875	1,929
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	8,845	7,670
50

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	9,500	9,416
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	15,000	14,006
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	1,395	1,518
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	1,100	1,192
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	1,740	1,861
[11]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/2028	50	47
	Chambers County TX GO	4.000%	3/1/2047	1,080	1,002
[15]	Clear Creek Independent School District GO	5.000%	2/15/2043	4,745	5,152
[15]	Clear Creek Independent School District GO	5.000%	2/15/2044	2,875	3,098
[15]	Comal Independent School District GO	4.000%	2/1/2036	1,000	1,029
[15]	Comal Independent School District GO	3.000%	2/1/2041	3,720	3,263
[15]	Comal Independent School District GO	5.000%	2/1/2042	2,085	2,290
[15]	Comal Independent School District GO	5.000%	2/1/2043	1,635	1,784
[15]	Conroe Independent School District GO	5.000%	2/15/2043	4,540	4,958
[15]	Conroe Independent School District GO	5.000%	2/15/2045	1,000	1,074
[15]	Conroe Independent School District GO	5.000%	2/15/2047	3,250	3,429
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/2041	650	642
[15]	Corpus Christi Independent School District GO	4.000%	8/15/2033	1,425	1,477
[15]	Corpus Christi Independent School District GO	5.000%	8/15/2049	7,720	8,006
	Corpus Christi TX GO	5.000%	3/1/2041	1,420	1,531
	Corpus Christi TX GO	5.000%	3/1/2041	1,765	1,903
	Corpus Christi TX GO	5.000%	3/1/2042	1,935	2,077
	Corpus Christi TX GO	5.000%	3/1/2042	1,740	1,868
	Corpus Christi TX GO	5.000%	3/1/2043	1,930	2,062
	Corpus Christi TX GO	5.000%	3/1/2043	1,615	1,726
	Corpus Christi TX GO	5.000%	3/1/2044	2,140	2,274
	Corpus Christi TX GO	5.000%	3/1/2044	2,750	2,922
	Corpus Christi TX GO	5.000%	3/1/2045	2,200	2,322
	Corpus Christi TX GO	5.000%	3/1/2045	1,890	1,995
[4]	Crandall TX Special Assessment Revenue	5.500%	9/15/2055	594	594
[15]	Crowley Independent School District GO	5.250%	2/1/2050	2,500	2,651
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/2041	1,045	905
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	3,740	3,356
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	5,000	5,185
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	4,520	4,642
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	6,025	6,166
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	3,000	3,267
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	3,035	3,301
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2042	3,825	4,136
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2043	1,800	1,993
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2044	2,250	2,471
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2048	17,500	18,658
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/2041	1,270	1,268
[15]	Dallas Independent School District GO	5.000%	2/15/2042	6,610	7,230
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.250%	11/1/2065	9,435	9,731
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2038	1,340	1,340
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2035	2,225	2,299
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2040	4,360	4,409
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2041	5,000	5,031
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	4,455	4,452
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	9,355	9,073
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2052	2,500	2,276
[15]	Denison Independent School District GO	4.000%	8/1/2053	11,000	10,163
[4]	Denton County TX Special Assessment Revenue	5.875%	12/31/2045	195	202
[4]	Denton County TX Special Assessment Revenue	5.625%	12/31/2055	635	651
[4]	Denton County TX Special Assessment Revenue	6.125%	12/31/2055	1,325	1,367
	Denton TX GO	4.000%	2/15/2042	1,410	1,393
	Denton TX GO	4.000%	2/15/2046	5,840	5,502
	Denton TX GO	4.000%	2/15/2049	7,835	7,129
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/2039	550	605
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/2040	850	931
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/2041	650	709
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/2042	1,000	1,087
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/2043	1,145	1,238
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2039	2,735	3,069
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2040	1,500	1,674
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2041	3,000	3,328
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2042	2,000	2,200
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2043	2,650	2,891
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2044	4,250	4,593
51

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2045	4,255	4,558
[15]	East Central Independent School District GO	4.000%	8/15/2054	2,295	2,060
[15]	Ector County Independent School District GO	5.000%	8/15/2044	4,385	4,658
[1]	El Paso County Hospital District GO	5.000%	8/15/2040	1,000	1,083
[1]	El Paso County Hospital District GO	5.000%	8/15/2043	1,980	2,112
[1]	El Paso County Hospital District GO	5.500%	2/15/2055	6,165	6,490
[15]	El Paso Independent School District GO	4.000%	8/15/2033	2,500	2,509
[3,15]	El Paso Independent School District GO	5.000%	8/15/2042	1,000	1,088
	El Paso TX GO	3.000%	8/15/2039	1,270	1,150
	El Paso TX GO	3.000%	8/15/2040	840	748
	El Paso TX GO	3.000%	8/15/2040	1,000	891
	El Paso TX GO	3.000%	8/15/2040	1,375	1,225
	El Paso TX GO	3.000%	8/15/2041	905	793
	El Paso TX GO	3.000%	8/15/2041	1,200	1,052
	El Paso TX GO	3.000%	8/15/2041	1,500	1,315
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2035	1,750	1,757
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/2034	3,995	3,949
	EP Forty649 PFC Local or Guaranteed Housing Revenue (Forty649 Apartments Project)	4.000%	1/1/2037	6,970	6,785
[15]	Farmersville Independent School District GO	5.000%	2/15/2050	5,310	5,504
[15]	Farmersville Independent School District GO	4.000%	2/15/2051	5,500	4,939
[15]	Farmersville Independent School District GO	5.250%	2/15/2055	3,000	3,159
[15]	Flour Bluff Independent School District GO	5.000%	8/15/2043	1,800	1,963
[15]	Flour Bluff Independent School District GO	5.000%	8/15/2044	2,325	2,527
[15]	Forney Independent School District GO	3.000%	2/15/2037	2,000	1,874
	Forney Independent School District GO	0.000%	8/15/2039	1,000	561
[2]	Forney Independent School District GO	0.000%	8/15/2039	1,000	560
[2]	Forney Independent School District GO	0.000%	8/15/2040	1,000	530
[15]	Forney Independent School District GO	5.000%	8/15/2040	865	932
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2038	3,220	2,925
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2039	2,250	2,005
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2040	1,340	1,177
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2043	2,100	1,426
[7]	Freddie Mac Pool	3.100%	2/1/2040	5,723	5,057
[7]	Freddie Mac Pool	3.450%	7/1/2040	9,762	9,025
[15]	Friendswood Independent School District GO	4.000%	2/15/2032	3,630	3,632
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2038	1,300	1,395
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2040	550	594
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2042	750	800
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2044	680	716
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2051	1,015	887
	Garland TX GO	5.000%	2/15/2040	1,215	1,319
[15]	Georgetown Independent School District GO	5.000%	2/15/2043	1,305	1,416
[15]	Georgetown Independent School District GO	5.000%	2/15/2044	1,030	1,109
[15]	Georgetown Independent School District GO	5.000%	2/15/2045	2,975	3,171
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/2048	960	1,007
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/2053	1,525	1,587
[15]	Goliad Independent School District GO	5.000%	2/15/2038	2,150	2,326
[15]	Goliad Independent School District GO	5.000%	2/15/2039	2,270	2,442
[15]	Goliad Independent School District GO	5.000%	2/15/2041	2,490	2,654
[15]	Goliad Independent School District GO	5.000%	2/15/2042	2,360	2,504
[15]	Goliad Independent School District GO	5.000%	2/15/2043	2,735	2,892
[15]	Goliad Independent School District GO	4.000%	2/15/2048	4,505	4,229
[15]	Goliad Independent School District GO	4.000%	2/15/2053	11,315	10,219
[15]	Goose Creek Consolidated Independent School District GO	5.000%	10/1/2041	1,450	1,561
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2035	21,500	22,742
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2036	8,585	9,061
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	6,000	6,149
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	4,160	4,290
[15]	Greenville Independent School District GO	5.000%	2/15/2041	1,700	1,885
[15]	Greenville Independent School District GO	5.000%	2/15/2042	2,170	2,386
[15]	Greenville Independent School District GO	5.000%	2/15/2043	1,250	1,369
[15]	Greenville Independent School District GO	5.000%	2/15/2044	1,000	1,088
[15]	Greenville Independent School District GO	5.000%	2/15/2045	1,750	1,883
[15]	Greenwood Independent School District GO	4.000%	2/15/2041	9,550	9,624
[15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2042	1,000	1,083
[15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2043	885	953
[15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2044	2,250	2,409
[15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2045	1,825	1,943
	Harris County Hospital District GO	5.000%	2/15/2045	12,500	13,280
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	14,335	14,663
52

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/2041	2,895	2,873
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2037	2,520	2,556
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2038	1,000	1,009
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2041	5,000	4,989
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2041	1,250	1,382
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2042	1,500	1,650
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	1,750	1,914
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2044	1,775	1,926
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2045	1,150	1,232
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2046	1,215	1,286
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2049	5,000	5,294
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	12,750	11,224
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	5,000	5,248
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/2037	1,000	1,022
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/2038	1,250	1,273
[15]	Hays Consolidated Independent School District GO	5.250%	2/15/2055	5,000	5,288
	Hays County TX GO	4.000%	2/15/2032	3,135	3,158
	Hays County TX GO	4.000%	2/15/2033	865	871
	Hays County TX GO	4.000%	2/15/2033	3,320	3,342
	Hays County TX GO	5.000%	2/15/2042	4,000	4,042
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2035	1,000	1,046
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2036	1,000	1,040
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2036	1,000	1,030
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2037	2,370	2,276
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	1,900	1,841
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	1,000	950
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2039	1,405	1,321
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2039	1,000	961
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2040	2,000	1,916
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	2,750	2,568
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	912
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2053	5,000	1,098
	Hidalgo County TX GO	5.000%	8/15/2050	1,260	1,311
[15]	Highland Park Potter County Independent School District GO	5.250%	2/15/2040	2,190	2,427
[1]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2048	375	350
[1]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2049	5,610	5,198
[1]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2050	4,785	4,406
[1]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2051	3,315	3,030
	Houston Community College System GO	4.000%	2/15/2036	8,500	8,598
	Houston Higher Education Finance Corp. College & University Revenue (Houston Baptist University Project)	4.000%	10/1/2051	1,700	1,354
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	1,250	1,292
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2043	3,230	3,319
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2038	2,400	2,151
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2039	1,385	1,220
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2049	8,000	8,587
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2051	12,590	11,111
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2054	7,200	7,681
	Houston TX GO	4.000%	3/1/2034	590	607
	Houston TX GO	3.000%	3/1/2036	1,030	971
	Houston TX GO	5.250%	3/1/2042	1,925	2,098
	Houston TX GO	5.000%	3/1/2044	1,230	1,330
	Houston TX GO	5.000%	3/1/2045	1,250	1,342
	Houston TX GO	4.125%	3/1/2051	3,500	3,212
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2049	1,520	469
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.250%	9/1/2051	2,190	2,315
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.250%	9/1/2051	1,845	1,929
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.250%	9/1/2051	1,005	1,048
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	3,740	3,979
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	4,995	5,244
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	1,000	1,061
[15]	Humble Independent School District GO	5.000%	2/15/2042	3,000	3,267
[15]	Humble Independent School District GO	5.000%	2/15/2043	2,000	2,170
[15]	Humble Independent School District GO	4.000%	2/15/2052	3,155	2,876
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2033	1,125	1,140
	Huntsville TX Waterworks & Sewer System Water Revenue	3.000%	8/15/2047	1,800	1,337
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	5,725	5,813
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2041	6,430	6,508
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	4,205	3,809
[15]	Katy Independent School District GO	3.000%	2/15/2033	3,000	2,945
[15]	Katy Independent School District GO	3.000%	2/15/2034	6,995	6,804
53

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Katy Independent School District GO	5.000%	2/15/2038	965	1,047
[15]	Katy Independent School District GO	5.000%	2/15/2039	1,125	1,217
[15]	Krum Independent School District GO	5.000%	8/15/2041	3,430	3,712
[15]	Krum Independent School District GO	5.000%	8/15/2042	3,600	3,877
[15]	Krum Independent School District GO	5.000%	8/15/2043	3,580	3,830
[15]	Krum Independent School District GO	5.250%	8/15/2043	1,500	1,658
[15]	Krum Independent School District GO	5.250%	8/15/2045	1,555	1,689
	Kyle TX GO	4.000%	8/15/2050	2,500	2,232
	Laguna-Madre Water District GO	4.000%	3/1/2052	4,670	4,324
[15]	Lake Travis Independent School District GO	4.000%	2/15/2033	485	488
[15]	Lake Travis Independent School District GO	4.000%	2/15/2034	1,015	1,019
[15]	Lamar Consolidated Independent School District GO	5.000%	2/15/2045	3,315	3,586
[15]	Lamar Consolidated Independent School District GO	5.000%	2/15/2046	5,000	5,384
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/2054	7,960	7,229
[15]	Lamar Consolidated Independent School District GO	5.250%	2/15/2061	15,000	15,803
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/2062	6,615	5,812
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2049	1,000	903
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2054	5,335	4,661
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,715	1,696
[15]	Leander Independent School District GO	5.000%	8/15/2037	4,030	4,576
[15]	Leander Independent School District GO	4.000%	2/15/2039	2,500	2,550
[15]	Leander Independent School District GO	4.000%	2/15/2040	2,500	2,537
[15]	Leander Independent School District GO	5.000%	8/15/2040	1,000	1,064
[15]	Leander Independent School District GO	5.000%	8/15/2041	1,355	1,438
[2]	Leander Independent School District GO	4.000%	2/15/2049	2,255	2,079
[2]	Leander Independent School District GO	4.125%	2/15/2053	1,340	1,220
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,085	1,087
[15]	Lewisville Independent School District GO	5.000%	8/15/2044	7,920	8,443
[15]	Liberty Hill Independent School District GO	3.000%	2/1/2035	1,500	1,423
[15]	Liberty Hill Independent School District GO	3.000%	2/1/2036	5,000	4,669
[4]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/2042	1,097	983
[15]	Little Elm Independent School District GO	4.000%	8/15/2054	5,000	4,467
	Lone Star College System GO	4.000%	2/15/2029	1,150	1,151
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	1,250	1,400
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2034	5,050	5,398
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2035	3,200	3,591
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2036	4,015	4,478
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2037	3,625	3,704
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2037	3,095	3,429
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2038	7,000	7,701
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2039	7,500	8,213
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	1,785	1,799
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2040	2,560	2,792
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2041	2,025	2,200
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2043	1,020	1,088
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2045	1,000	1,051
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	2,810	2,910
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2036	1,500	1,571
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2036	1,000	1,062
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,040	1,086
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	3,000	3,174
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,290	1,382
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,400	1,525
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,500	1,562
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	2,000	2,108
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,500	1,624
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	1,500	1,559
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	2,720	2,859
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	8,500	9,033
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	1,000	1,037
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2047	7,000	7,440
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	8,885	9,313
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2049	1,570	1,387
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	5,755	5,953
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2053	8,020	8,367
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2053	8,115	8,551
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	6,745	6,928
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	11,080	11,296
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	4,450	4,564
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2043	3,930	4,006
54

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	1,000	891
	Lubbock TX GO	4.000%	2/15/2030	1,250	1,253
[15]	Lumberton Independent School District GO	3.000%	2/15/2045	1,300	1,040
[15]	Mabank Independent School District GO	5.000%	8/15/2043	2,530	2,706
[15]	Mansfield Independent School District GO	5.000%	2/15/2044	5,270	5,662
[15]	Mansfield Independent School District GO	4.000%	2/15/2054	5,650	5,190
	McKinney TX GO	5.000%	8/15/2041	2,140	2,327
	McKinney TX GO	5.000%	8/15/2042	2,345	2,538
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/2039	1,000	762
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/2040	1,000	741
[15]	McLennan County Midway Independent School District GO	5.000%	8/15/2045	1,800	1,934
[15]	McLennan County Midway Independent School District GO	5.000%	8/15/2046	1,250	1,332
[15]	Medina Valley Independent School District GO	4.000%	2/15/2053	14,750	13,406
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/2044	3,500	3,515
	Midland County TX GO	4.000%	2/15/2039	5,000	5,116
[15]	Midland Independent School District GO	4.000%	2/15/2040	1,595	1,616
[15]	Midland Independent School District GO	5.000%	2/15/2047	3,390	3,534
[15]	Midland Independent School District GO	4.000%	2/15/2054	7,800	7,027
	Missouri City TX GO	4.000%	6/15/2032	1,125	1,126
[15]	Montgomery Independent School District GO	4.000%	2/15/2054	2,570	2,403
[15]	Needville Independent School District GO	4.000%	8/15/2049	4,770	4,377
[15]	Needville Independent School District GO	4.000%	8/15/2054	7,640	6,803
[15]	New Braunfels Independent School District GO	4.000%	2/1/2052	4,000	3,636
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	10,380	9,142
[15]	New Caney Independent School District GO	5.000%	2/15/2037	625	695
[15]	New Caney Independent School District GO	5.000%	2/15/2038	750	829
[15]	New Caney Independent School District GO	5.000%	2/15/2048	2,265	2,363
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	5,720	5,699
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	2,500	2,716
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/2045	4,805	4,852
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	8/15/2049	6,655	7,210
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/2056	6,000	5,935
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2046	5,620	4,737
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/2043	1,650	1,651
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2055	750	736
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2060	1,000	971
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/2060	1,125	1,154
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2041	2,500	2,732
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2042	1,300	1,411
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2043	925	997
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2044	1,190	1,273
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2045	1,120	1,187
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2046	1,665	1,750
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2044	1,750	1,877
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2045	1,765	1,878
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2046	1,600	1,692
	North Texas Municipal Water District Sewer Revenue	5.000%	6/1/2055	16,000	16,507
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/2037	2,590	2,145
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Water Revenue	4.000%	6/1/2046	2,975	2,838
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Water Revenue	4.125%	6/1/2054	1,110	1,023
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2055	6,175	6,361
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	410	454
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	375	413
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	730	798
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	3,000	3,030
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	8,835	9,025
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	5,000	4,485
[15]	Northside Independent School District GO	5.000%	8/15/2036	1,000	1,128
[15]	Northside Independent School District GO	5.000%	8/1/2039	1,000	1,086
[15]	Northside Independent School District GO	5.000%	8/1/2040	1,000	1,080
[15]	Northside Independent School District GO	4.125%	8/15/2053	2,685	2,496
[15]	Northside Independent School District GO	5.000%	8/15/2055	8,240	8,513
[15]	Northwest Independent School District GO	5.000%	2/15/2043	650	707
[15]	Northwest Independent School District GO	5.000%	2/15/2049	9,045	9,367
[15]	Paradise Independent School District GO	4.000%	8/15/2038	1,380	1,417
[15]	Pearland Independent School District GO	5.000%	2/15/2042	3,000	3,107
55

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2035	1,000	1,034
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2036	1,000	1,033
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2054	4,900	5,101
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2050	5,000	5,248
	Plano TX GO	4.000%	9/1/2044	5,645	5,493
[15]	Ponder Independent School District GO	4.000%	2/15/2037	1,935	1,989
[15]	Ponder Independent School District GO	4.000%	2/15/2038	1,000	1,023
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2039	1,170	1,182
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	13,000	13,462
[15]	Princeton Independent School District GO	5.000%	2/15/2042	1,655	1,792
[15]	Princeton Independent School District GO	5.000%	2/15/2043	1,195	1,285
[15]	Prosper Independent School District GO	5.000%	2/15/2042	1,750	1,916
[15]	Prosper Independent School District GO	5.000%	2/15/2043	2,000	2,174
[15]	Prosper Independent School District GO	5.000%	2/15/2044	2,750	2,977
[15]	Prosper Independent School District GO	5.000%	2/15/2045	1,650	1,774
[15]	Prosper Independent School District GO	4.000%	2/15/2053	10,500	9,588
[15]	Prosper Independent School District GO	4.000%	2/15/2054	1,000	907
[15]	Prosper Independent School District GO	5.250%	2/15/2055	5,500	5,801
[15]	Prosper Independent School District GO PUT	4.000%	8/15/2026	1,010	1,013
[15]	Quinlan Independent School District GO	5.000%	8/15/2039	590	644
[15]	Quinlan Independent School District GO	5.000%	8/15/2040	725	788
[15]	Richardson Independent School District GO	3.000%	2/15/2036	1,000	951
[15]	Rockwall Independent School District GO	4.000%	2/15/2053	25,435	23,154
[15]	Round Rock Independent School District GO	5.000%	8/1/2043	3,095	3,393
[15]	Round Rock Independent School District GO	5.000%	8/1/2044	3,205	3,484
[1]	Royse City TX GO	4.000%	8/15/2040	2,630	2,656
[15]	Salado Independent School GO	5.000%	2/15/2041	3,330	3,582
[15]	Salado Independent School GO	5.000%	2/15/2042	3,705	3,962
[15]	Salado Independent School GO	5.000%	2/15/2043	1,865	1,985
[15]	Salado Independent School GO	5.000%	2/15/2044	1,400	1,480
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/2043	1,465	1,459
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2037	1,275	1,312
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2038	1,750	1,870
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	2,500	2,760
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	2,000	2,114
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2042	3,890	3,840
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2043	3,270	3,198
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2046	3,580	3,701
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	45	47
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	15,000	15,825
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2054	7,500	7,839
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	2,565	2,570
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	3,145	3,142
	San Antonio TX GO	4.000%	8/1/2035	1,190	1,225
	San Antonio TX GO	4.000%	2/1/2039	6,005	6,106
	San Antonio TX GO	4.000%	2/1/2040	3,280	3,317
	San Antonio TX GO	4.000%	2/1/2041	3,300	3,325
	San Antonio TX GO	4.000%	2/1/2042	2,500	2,504
[15]	San Antonio TX Independent School District GO	4.000%	8/15/2037	1,975	2,015
[15]	San Antonio TX Independent School District GO	5.000%	8/15/2039	3,500	3,802
[15]	San Antonio TX Independent School District GO	5.000%	8/15/2042	795	868
[15]	San Antonio TX Independent School District GO	5.000%	8/15/2043	935	1,012
	San Antonio Water System Water Revenue	4.000%	5/15/2039	3,385	3,413
	San Jacinto Community College District GO	5.000%	2/15/2029	3,860	3,865
	San Jacinto Community College District GO	5.000%	2/15/2030	4,055	4,060
	San Jacinto Community College District GO	5.000%	2/15/2032	2,000	2,002
[15]	San Marcos Consolidated Independent School District GO	5.000%	8/15/2042	3,825	4,139
[15]	San Marcos Consolidated Independent School District GO	5.250%	8/15/2047	4,490	4,767
[2]	Sands Consolidated Independent School District GO	4.000%	2/15/2048	2,450	2,305
[2]	Sheldon Independent School District GO	4.000%	2/15/2050	3,630	3,378
[15]	Sheldon Independent School District GO	4.000%	2/15/2050	1,250	1,150
[15]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/2053	1,810	1,635
	South Manvel Development Authority Tax Increment/Allocation Revenue	5.000%	4/1/2043	500	505
	South Manvel Development Authority Tax Increment/Allocation Revenue	5.250%	4/1/2050	1,000	1,001
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2038	1,000	1,102
[15]	Southwest Independent School District GO	3.000%	2/1/2040	2,395	2,123
[15]	Southwest Independent School District GO	4.000%	2/1/2053	5,000	4,516
[15]	Spring Branch Independent School District GO	4.000%	2/1/2041	3,150	3,179
	Spring Independent School District GO	4.000%	8/15/2041	5,000	5,000
56

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Spring Independent School District GO	5.000%	8/15/2047	2,855	2,978
[15]	Stanton Independent School District GO	5.000%	2/15/2043	2,130	2,285
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	2,000	2,003
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,650	1,759
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	1,540	1,686
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,920	2,086
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,960	2,110
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/2052	5,800	6,194
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	9,680	8,396
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/2054	15,000	13,388
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	2,400	2,638
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2033	1,955	2,153
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2035	6,300	7,022
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	4.000%	9/1/2044	6,240	6,033
[15]	Taylor County Wylie Independent School District GO	5.000%	2/15/2041	1,740	1,866
[15]	Taylor County Wylie Independent School District GO	5.000%	2/15/2043	2,350	2,494
	Taylor TX GO	4.125%	8/15/2049	1,515	1,406
	Taylor TX GO	4.125%	8/15/2050	1,615	1,491
[15]	Terrell TX Independent School District GO	5.250%	8/1/2055	10,000	10,583
	Texas A&M University College & University Revenue	5.000%	5/15/2042	2,500	2,759
	Texas A&M University College & University Revenue	5.000%	5/15/2043	2,000	2,192
	Texas A&M University College & University Revenue	5.000%	5/15/2044	2,375	2,582
	Texas A&M University College & University Revenue	5.000%	5/15/2046	1,150	1,229
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,975	1,938
	Texas GO	5.000%	10/1/2042	27,130	30,106
	Texas GO	5.000%	10/1/2043	13,080	14,447
	Texas GO	5.000%	10/1/2044	12,500	13,708
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	1,490	1,510
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	185	189
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	1,810	1,832
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	3,055	3,185
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	3,515	3,692
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	10,310	10,935
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	2,650	2,825
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	8,575	9,194
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	12,560	13,724
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/2034	11,790	12,570
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2036	14,015	14,797
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	1,500	1,135
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	5.500%	9/1/2050	2,000	2,128
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	5.500%	9/1/2055	3,250	3,436
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2031	1,000	1,022
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	1,040	1,060
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	5,000	5,087
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	2,045	2,074
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2033	6,500	6,572
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2034	1,000	1,007
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2034	7,500	7,540
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2035	1,000	1,003
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2035	3,715	3,720
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2036	3,190	3,185
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2036	1,000	995
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2037	2,150	2,130
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2037	3,165	3,123
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2039	1,000	974
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2039	4,000	3,878
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	9,320	9,817
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	7,275	7,649
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	3,050	2,992
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	3,225	3,136
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2038	500	545
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2042	500	535
	Texas State University System College & University Revenue	4.000%	3/15/2049	5,205	4,677
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2043	12,000	13,136
	Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2050	15,570	16,586
	Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2055	3,100	3,264
57

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Transportation Finance Corp. Highway Revenue	5.500%	10/1/2055	10,000	10,767
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	2,230	2,231
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	7,000	7,138
	Texas Water Development Board Water Revenue	4.000%	8/1/2036	6,000	6,191
	Texas Water Development Board Water Revenue	3.000%	10/15/2038	3,075	2,814
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	3,780	3,927
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	6,800	6,852
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	13,500	13,514
	Texas Water Development Board Water Revenue	5.000%	8/1/2043	6,675	7,193
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	10,725	10,583
	Texas Water Development Board Water Revenue	4.500%	10/15/2043	2,925	3,014
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	1,685	1,536
[15]	Tomball Independent School District GO	3.950%	2/15/2039	3,625	3,677
[15]	Tomball Independent School District GO	3.875%	2/15/2043	4,810	4,662
[15]	Tomball Independent School District GO	5.000%	2/15/2044	3,815	4,099
[15]	Tomball Independent School District GO	5.000%	2/15/2045	1,500	1,598
	Travis County TX GO	5.000%	3/1/2039	5,000	5,217
	Travis County TX GO	3.000%	3/1/2040	1,000	891
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2041	700	760
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2043	825	886
	University of Houston College & University Revenue	4.000%	2/15/2030	610	610
	University of Houston College & University Revenue	3.000%	2/15/2034	10,605	10,451
	University of North Texas System College & University Revenue	5.000%	4/15/2037	1,000	1,129
	University of North Texas System College & University Revenue	5.000%	4/15/2044	3,890	3,973
[15]	Van Alstyne Independent School District GO	4.000%	2/15/2048	1,580	1,467
[15]	Victoria Independent School District GO	4.000%	2/15/2048	2,580	2,415
[15]	Vidor Independent School District GO	5.000%	2/15/2041	1,205	1,308
[15]	Waco Independent School District GO	4.125%	8/15/2053	1,100	1,011
	Waco TX GO	4.000%	2/1/2040	7,930	7,950
	Waco TX GO	4.000%	2/1/2041	8,260	8,268
	Waco TX GO	4.000%	2/1/2048	5,120	4,753
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2038	3,860	4,204
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2039	5,235	5,663
[2]	Waller Consolidated Independent School District GO	4.000%	2/15/2053	2,000	1,779
[15]	Waxahachie Independent School District GO	5.000%	2/15/2039	1,390	1,533
[15]	Waxahachie Independent School District GO	5.000%	2/15/2041	1,520	1,661
[15]	Wichita Falls Independent School District GO	3.000%	2/1/2040	3,000	2,641
[15]	Ysleta Independent School District GO	4.000%	8/15/2050	10,000	9,167
					2,146,526
Utah (2.0%)
	Bountiful UT Sales Tax Revenue	4.000%	7/1/2048	1,180	1,102
	Cache County School District GO	4.000%	6/15/2040	4,810	4,914
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2043	4,290	4,331
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2044	4,465	4,446
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2045	1,085	1,066
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2049	8,730	8,063
	Davis School District GO	4.000%	6/1/2041	6,055	6,147
	Davis School District GO	4.000%	6/1/2042	6,295	6,355
[4]	Downtown Daybreak Public Infrastructure District No. 1 Tax Increment/Allocation Revenue	5.875%	3/1/2051	500	508
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2041	1,105	1,236
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2045	1,250	1,362
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2041	440	492
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2042	510	568
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2043	620	686
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2044	1,410	1,551
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2045	1,820	1,983
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2050	22,715	24,653
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2055	36,180	38,735
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	3,675	3,969
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	3,355	3,610
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	6,675	7,095
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	3,390	3,615
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	9,500	10,059
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	6,000	6,323
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	1,000	1,062
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	2,120	2,236
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	10,235	10,932
	Iron County UT Sales Tax Revenue	5.000%	10/1/2064	11,035	11,298
	Local Building Authority of Alpine School District Lease (Appropriation) Revenue	5.000%	3/15/2041	6,690	7,378
58

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Mida Cormont Public Infrastructure District GO	6.250%	6/1/2055	520	546
[4,14]	Mida Cormont Public Infrastructure District GO, 6.750% coupon rate effective 6/1/2029	0.000%	6/1/2055	3,619	3,148
	Murray City Municipal Building Authority Lease (Appropriation) Revenue	4.000%	12/1/2050	1,000	893
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2037	300	335
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2038	250	279
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2039	250	278
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2040	500	551
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2041	750	821
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/2042	1,325	1,302
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/2043	1,500	1,468
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/2044	800	779
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/2045	3,000	2,406
	Park City School District Local Building Authority Lease (Appropriation) Revenue	4.000%	3/15/2045	5,405	5,343
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/2036	5,810	5,955
	Salt Lake City Corp. GO	3.000%	6/15/2041	1,185	1,020
	Salt Lake City School District GO	5.000%	3/1/2037	7,420	8,493
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2050	7,500	7,858
	Salt Lake City UT Public Utilities Water Revenue	5.250%	2/1/2055	5,425	5,729
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2044	1,480	1,451
	University of Utah College & University Revenue	4.000%	8/1/2034	1,175	1,183
	University of Utah College & University Revenue	4.000%	8/1/2039	4,000	4,004
	University of Utah College & University Revenue	5.000%	8/1/2039	1,000	1,090
	University of Utah College & University Revenue	4.000%	8/1/2040	3,000	2,985
	University of Utah College & University Revenue	5.250%	8/1/2048	2,405	2,553
	University of Utah College & University Revenue	4.000%	8/1/2051	1,500	1,329
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/2038	720	729
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2039	1,475	1,559
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/2043	1,150	1,156
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2044	625	633
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	2,500	2,622
	Utah County UT Health, Hospital, Nursing Home Revenue	3.000%	5/15/2050	5,795	4,262
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/2054	5,665	6,157
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,535	1,682
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	2,940	3,233
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	27,755	30,872
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,780	6,451
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,920	6,711
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	1,350	1,539
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	7,360	8,430
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	1,165	1,172
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2042	7,140	7,840
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2043	12,100	13,387
[4]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	1,265	1,294
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/2054	15,000	15,814
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/2044	3,125	3,249
	Weber Fire District Local Building Authority Lease (Appropriation) Revenue	5.000%	4/1/2037	1,565	1,778
	Weber Fire District Local Building Authority Lease (Appropriation) Revenue	5.000%	4/1/2038	1,855	2,094
	Weber Fire District Local Building Authority Lease (Appropriation) Revenue	5.000%	4/1/2039	1,950	2,188
	Weber Fire District Local Building Authority Lease (Appropriation) Revenue	5.000%	4/1/2042	1,520	1,672
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2041	3,660	3,743
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2042	3,810	3,883
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2043	3,960	4,020
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2044	1,970	1,971
					377,715
Vermont (0.1%)
	Burlington VT GO	5.000%	11/1/2042	1,865	2,051
	Burlington VT GO	5.000%	11/1/2043	1,955	2,136
	University of Vermont & State Agricultural College & University Revenue	4.000%	10/1/2041	2,720	2,725
	University of Vermont & State Agricultural College & University Revenue	4.000%	10/1/2042	2,215	2,198
	University of Vermont & State Agricultural College & University Revenue	4.000%	10/1/2043	2,960	2,907
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2045	2,850	2,478
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2045	3,500	3,710
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	4.000%	11/1/2050	2,505	2,294
	Vermont GO	4.000%	8/15/2040	3,135	3,200
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	11/1/2056	1,355	1,516
					25,215
59

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia (1.4%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,000	1,007
	Arlington County VA GO	2.500%	8/15/2029	5,000	4,909
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	5,280	5,533
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,705	4,894
[4]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/2055	5,711	4,903
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/2039	1,525	1,657
	Fairfax County Economic Development Authority Special Tax Revenue (Route 28 Project)	3.000%	4/1/2036	2,000	1,922
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/2032	11,190	11,197
[4,7,9]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/2038	9,702	9,013
[7,9]	Freddie Mac Multifamily ML Certificates	3.869%	5/25/2041	13,837	13,590
[7,9]	Freddie Mac Multifamily ML Certificates	2.802%	4/25/2043	7,809	6,636
[7,9]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.144%	1/25/2040	9,467	9,278
[7,9]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.555%	8/25/2040	6,877	6,848
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.270%	10/25/2040	19,687	19,783
[7,9]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.291%	4/25/2042	7,014	7,268
[7]	Freddie Mac Pool	3.600%	1/1/2041	7,307	6,694
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2050	6,000	5,435
	Hampton Roads Transportation Accountability Commission Intergovernmental Agreement Revenue	5.250%	7/1/2064	1,735	1,818
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	700	639
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2048	10,460	10,662
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	3,305	2,810
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	1,000	1,088
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.750%	12/1/2053	855	929
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.875%	12/1/2058	3,200	3,485
	Loudoun County CA Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	1.980%	6/1/2058	2,250	1,396
	Loudoun County VA GO	4.000%	12/1/2041	4,850	4,949
[4]	Newport News IDA Revenue	5.330%	7/1/2045	7,000	7,000
	Norfolk VA GO	5.000%	9/1/2041	1,680	1,802
	Norfolk VA GO	5.000%	9/1/2042	1,445	1,541
	Norfolk VA GO	5.000%	9/1/2043	1,445	1,536
	Norfolk VA GO	5.000%	9/1/2044	2,545	2,695
	Norfolk VA GO	5.000%	9/1/2045	2,545	2,685
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/2040	1,975	2,034
	Richmond VA GO	2.000%	7/15/2034	2,570	2,227
	Richmond VA Public Utility Multiple Utility Revenue	4.000%	1/15/2042	500	499
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/2035	2,271	2,179
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/2041	1,405	1,422
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/2042	2,000	2,011
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/2043	1,890	1,893
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2053	2,570	2,814
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2059	2,035	2,217
	Virginia Beach VA Storm Water Utility Water Revenue	4.000%	11/15/2049	5,000	4,773
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	3,000	2,697
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2034	5,470	5,371
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2035	2,720	2,617
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/2043	1,225	1,070
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2036	4,880	5,085
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2037	5,075	5,255
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/2035	935	968
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/2038	905	922
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	9/1/2039	4,450	4,393
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	1,210	1,210
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2039	1,410	1,437
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2040	8,450	8,567
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	8,050	6,891
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2050	2,525	2,626
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2054	4,000	4,136
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2055	9,205	9,504
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	4,795	5,287
60

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	2,740	2,916
					258,623
Washington (1.2%)
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2036	1,670	1,820
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2039	1,000	1,076
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/2048	5,000	5,008
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2039	270	295
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2040	590	639
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2041	750	809
	Kennewick Public Facilities District Sales Tax Revenue	5.250%	12/1/2054	10,090	10,582
	King County Public Hospital District No. 2 GO	5.500%	12/1/2050	3,830	4,097
	King County Public Hospital District No. 2 GO	5.500%	12/1/2054	10,070	10,696
	King County School District No. 403 Renton GO	4.000%	12/1/2039	2,205	2,239
	King County School District No. 403 Renton GO	4.000%	12/1/2040	2,850	2,881
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2032	765	853
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2033	750	841
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2034	875	984
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2049	3,585	3,765
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,950	1,964
	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	9,000	8,546
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.250%	12/1/2055	4,000	4,218
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Jens Pointe Project)	4.250%	2/1/2038	2,800	2,852
	Washington GO	5.000%	6/1/2042	1,250	1,293
	Washington GO	5.000%	6/1/2042	20	22
	Washington GO	5.000%	2/1/2043	1,605	1,678
	Washington GO	5.000%	2/1/2046	10,985	11,800
	Washington GO	5.000%	2/1/2047	27,285	29,005
	Washington GO	5.000%	6/1/2047	3,365	3,526
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	5,405	5,984
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	5,000	4,785
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	2,500	2,652
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	1,830	1,671
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	2,250	2,368
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	8,750	7,481
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2050	3,060	3,206
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/2055	9,190	9,671
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2050	1,400	1,191
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2042	975	833
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2046	2,205	1,802
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	8,000	8,180
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2034	130	124
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2035	1,000	1,050
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	4,460	3,710
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/2048	5,500	4,907
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	31,372	30,267
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/2037	8,769	8,194
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.685%	11/20/2041	6,309	6,083
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.685%	11/20/2041	6,145	5,775
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.220%	3/1/2050	5,434	5,297
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2059	2,000	2,003
[4]	Washington State Housing Finance Commission Private Schools Revenue	6.125%	7/1/2053	3,000	3,162
	Washington State University College & University Revenue	5.000%	4/1/2039	2,695	2,993
					234,878
West Virginia (0.4%)
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	305	308
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2034	7,595	7,641
	West Virginia GO	5.000%	12/1/2045	1,000	1,054
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2040	3,080	3,317
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2041	4,000	4,374
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	9/1/2042	6,265	6,736
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2043	2,805	3,034
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/2047	5,000	3,931
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2047	5,500	5,219
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/2048	2,590	2,740
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/2048	15,175	16,366
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	9,760	10,299
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2051	2,500	2,148
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/2053	6,010	5,644
61

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	1,980	1,777
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.250%	6/1/2050	1,375	1,443
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.250%	6/1/2056	7,750	8,088
					84,119
Wisconsin (1.6%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/2034	7,120	8,091
	Central Brown County Water Authority Water Revenue	5.000%	11/1/2035	6,480	7,388
	Madison WI Metropolitan School District GO	4.000%	3/1/2036	2,460	2,513
[2]	Milwaukee WI GO	5.000%	4/1/2027	1,920	1,960
	Milwaukee WI GO	3.000%	4/1/2032	4,820	4,653
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2038	1,915	2,046
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2039	1,100	1,172
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2040	800	854
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2041	1,000	1,065
[1]	Monona Grove WI School District GO	3.000%	5/1/2034	2,195	2,122
[1]	Monroe WI School District GO	5.000%	3/1/2037	775	827
[1]	Monroe WI School District GO	5.000%	3/1/2038	700	744
[1]	Monroe WI School District GO	4.000%	3/1/2039	1,855	1,866
	Neenah Joint School District GO	3.000%	3/1/2031	1,960	1,953
	Neenah Joint School District GO	3.000%	3/1/2032	3,735	3,716
[4]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/2044	180	166
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2048	1,530	1,457
[4]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2049	360	320
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2051	1,000	798
[4]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2053	160	139
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	4,135	3,808
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	1,005	916
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	9,256	9,583
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/2051	1,145	984
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2041	1,000	929
[4]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/2040	815	818
	Public Finance Authority College & University Revenue	5.125%	4/1/2052	5,000	4,538
[4]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/2048	3,000	2,102
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	390	357
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	450	407
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	375	336
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	350	311
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	375	328
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	9,620	8,800
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2046	8,000	6,409
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	2,700	2,171
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	6,250	5,334
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	7,500	6,674
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	1,500	1,148
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	4,500	4,049
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2056	1,125	815
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.500%	6/1/2055	3,000	3,130
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	1,596	1,586
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	4,605	2,276
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Creekhaven, Wildrye & Furst Ranch Projects)	0.000%	12/15/2036	8,495	4,323
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	16,273	16,287
	Public Finance Authority Intergovernmental Agreement Revenue PUT	3.625%	6/15/2031	890	885
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/2039	7,649	7,521
[9]	Public Finance Authority Local or Guaranteed Housing Revenue	4.157%	1/20/2041	6,658	6,137
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2063	3,000	2,861
[4]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	1,000	1,004
[1]	Racine Unified School District GO	5.000%	4/1/2041	1,215	1,290
[2]	Racine Unified School District GO	4.000%	4/1/2042	3,555	3,583
[1]	Racine Unified School District GO	4.000%	4/1/2044	5,300	5,238
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	180	199
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	265	292
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	180	199
	Sheboygan Area School District GO	3.000%	3/1/2042	1,700	1,496
	Sheboygan Area School District GO	3.000%	3/1/2043	1,755	1,525
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/2036	1,250	1,284
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2031	1,000	1,004
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2032	1,080	1,083
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2041	15,000	15,082
62

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2034	5,630	5,643
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,250	1,251
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2035	5,055	5,063
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,600	1,604
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	15,000	15,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	5,000	5,007
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,000	1,067
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	700	744
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,450	1,566
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,930	2,954
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,925	2,041
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	4,395	4,726
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2044	1,305	1,377
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	1,025	1,076
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	2,265	2,350
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2046	3,765	3,418
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2048	4,450	4,755
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2051	2,550	2,215
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2054	4,645	4,829
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2055	11,035	11,317
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/2059	2,500	2,569
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/2034	1,250	1,353
[4]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collaboration Inc. Project)	5.000%	8/1/2027	8,000	8,021
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/2052	2,765	2,725
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/2053	2,830	2,939
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/2054	3,840	4,143
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	2,775	3,020
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.750%	9/1/2056	3,545	3,886
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	770	770
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	3,500	3,517
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	3,500	3,515
					297,413
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	35	35
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/2042	660	564
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2054	2,325	2,512
					3,111
Total Tax-Exempt Municipal Bonds (Cost $18,155,560)					17,938,688
Taxable Municipal Bonds (0.2%)
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	27,455	18,669
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	10,048	6,958
Total Taxable Municipal Bonds (Cost $22,956)					25,627
63

Long-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (4.6%)
Investment Company (4.6%)
[16]	Vanguard Municipal Low Duration Fund (Cost $877,939)	3.451%	87,797,014	877,970
Total Investments (99.4%) (Cost $19,056,455)				18,842,285
Other Assets and Liabilities—Net (0.6%)				120,096
Net Assets (100%)				18,962,381
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $433,800, representing 2.3% of net assets.
5	Non-income-producing security—security in default.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	Securities with a value of $1,637 have been segregated as initial margin for open futures contracts.
14	Step bond.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2026	590	63,623	(65)
Ultra 10-Year U.S. Treasury Note	June 2026	430	48,530	(593)
				(658)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2026	(183)	(21,051)	384
				(274)
64

Long-Term Tax-Exempt Fund

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
5/1/2026	BANA	4,310	Buy	10-Year MMD AAA General Obligation Scale	3.620%	271	271	—
5/6/2026	RBC	1,385	Buy	10-Year MMD AAA General Obligation Scale	3.620%	86	86	—
5/6/2026	MSBNA	1,260	Buy	10-Year MMD AAA General Obligation Scale	3.640%	81	81	—
5/19/2026	RBC	2,236	Buy	15-Year MMD AAA General Obligation Scale	4.060%	173	173	—
5/19/2026	MSBNA	2,048	Buy	15-Year MMD AAA General Obligation Scale	4.060%	158	158	—
5/26/2026	MSBNA	7,800	Buy	10-Year MMD AAA General Obligation Scale	3.650%	485	485	—
6/29/2026	RBC	3,225	Buy	10-Year MMD AAA General Obligation Scale	3.380%	100	100	—
8/20/2026	RBC	9,740	Buy	5-Year MMD AAA General Obligation Scale	2.790%	29	29	—
8/20/2026	MSBNA	5,440	Buy	5-Year MMD AAA General Obligation Scale	2.840%	30	30	—
9/10/2026	JPMC	20,000	Buy	10-Year MMD AAA General Obligation Scale	3.190%	86	86	—
9/10/2026	MSBNA	18,000	Buy	10-Year MMD AAA General Obligation Scale	3.220%	130	130	—
9/25/2026	JPMC	8,130	Buy	10-Year MMD AAA General Obligation Scale	3.360%	158	158	—
9/28/2026	JPMC	4,030	Buy	10-Year MMD AAA General Obligation Scale	3.400%	93	93	—
9/28/2026	RBC	805	Buy	10-Year MMD AAA General Obligation Scale	3.500%	27	27	—
9/30/2026	JPMC	1,610	Buy	10-Year MMD AAA General Obligation Scale	3.450%	45	45	—
						1,952	1,952	—
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,359 in connection with open over-the-counter municipal market rate lock contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
65

Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $18,178,516)	17,964,315
Affiliated Issuers (Cost $877,939)	877,970
Total Investments in Securities	18,842,285
Investment in Vanguard	447
Receivables for Investment Securities Sold	16,414
Receivables for Accrued Income	238,403
Receivables for Capital Shares Issued	19,665
Variation Margin Receivable—Futures Contracts	202
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,952
Other Assets	126
Total Assets	19,119,494
Liabilities
Due to Custodian	65
Payables for Investment Securities Purchased	122,734
Payables for Capital Shares Redeemed	11,436
Payables for Distributions	22,154
Payables to Vanguard	724
Total Liabilities	157,113
Net Assets	18,962,381
At April 30, 2026, net assets consisted of:

Paid-in Capital	19,736,736
Total Distributable Earnings (Loss)	(774,355)
Net Assets	18,962,381

Investor Shares—Net Assets
Applicable to 65,932,777 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	714,200
Net Asset Value Per Share—Investor Shares	$10.83

Admiral™ Shares—Net Assets
Applicable to 1,684,615,707 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,248,181
Net Asset Value Per Share—Admiral Shares	$10.83

See accompanying Notes, which are an integral part of the Financial Statements.
66

Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1]	367,156
Total Income	367,156
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,200
Management and Administrative—Investor Shares	529
Management and Administrative—Admiral Shares	6,336
Marketing and Distribution—Investor Shares	25
Marketing and Distribution—Admiral Shares	478
Custodian Fees	31
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	38
Trustees’ Fees and Expenses	5
Other Expenses	12
Total Expenses	8,662
Expenses Paid Indirectly	(1)
Net Expenses	8,661
Net Investment Income	358,495
Realized Net Gain (Loss)
Investment Securities Sold[1]	(29,437)
Futures Contracts	868
Swap Contracts	543
Realized Net Gain (Loss)	(28,026)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(50,848)
Futures Contracts	1,707
Swap Contracts	(217)
Change in Unrealized Appreciation (Depreciation)	(49,358)
Net Increase (Decrease) in Net Assets Resulting from Operations	281,111
1	Interest income from an affiliated company of the fund was $11,415. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
67

Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	358,495	654,138
Realized Net Gain (Loss)	(28,026)	(198,896)
Change in Unrealized Appreciation (Depreciation)	(49,358)	236,095
Net Increase (Decrease) in Net Assets Resulting from Operations	281,111	691,337
Distributions
Investor Shares	(13,476)	(26,242)
Admiral Shares	(342,500)	(621,299)
Total Distributions	(355,976)	(647,541)
Capital Share Transactions
Investor Shares	(13,375)	(34,296)
Admiral Shares	481,937	852,762
Net Increase (Decrease) from Capital Share Transactions	468,562	818,466
Total Increase (Decrease)	393,697	862,262
Net Assets
Beginning of Period	18,568,684	17,706,422
End of Period	18,962,381	18,568,684

See accompanying Notes, which are an integral part of the Financial Statements.
68

Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.88	$10.86	$9.98	$10.04	$12.10	$12.03
Investment Operations
Net Investment Income[1]	.203	.392	.368	.337	.306	.314
Net Realized and Unrealized Gain (Loss) on Investments	(.051)	.016	.877	(.063)	(1.997)	.126
Total from Investment Operations	.152	.408	1.245	.274	(1.691)	.440
Distributions
Dividends from Net Investment Income	(.202)	(.388)	(.365)	(.334)	(.305)	(.313)
Distributions from Realized Capital Gains	—	—	—	—	(.064)	(.057)
Total Distributions	(.202)	(.388)	(.365)	(.334)	(.369)	(.370)
Net Asset Value, End of Period	$10.83	$10.88	$10.86	$9.98	$10.04	$12.10
Total Return[2]	1.41%	3.88%	12.53%	2.59%	-14.26%	3.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$714	$730	$764	$682	$705	$945
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.78%	3.67%	3.38%	3.18%	2.73%	2.57%
Portfolio Turnover Rate	13%	35%	28%	29%	28%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
69

Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.88	$10.86	$9.98	$10.04	$12.10	$12.03
Investment Operations
Net Investment Income[1]	.208	.401	.376	.346	.315	.324
Net Realized and Unrealized Gain (Loss) on Investments	(.052)	.016	.878	(.063)	(1.997)	.126
Total from Investment Operations	.156	.417	1.254	.283	(1.682)	.450
Distributions
Dividends from Net Investment Income	(.206)	(.397)	(.374)	(.343)	(.314)	(.323)
Distributions from Realized Capital Gains	—	—	—	—	(.064)	(.057)
Total Distributions	(.206)	(.397)	(.374)	(.343)	(.378)	(.380)
Net Asset Value, End of Period	$10.83	$10.88	$10.86	$9.98	$10.04	$12.10
Total Return[2]	1.45%	3.97%	12.62%	2.67%	-14.19%	3.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,248	$17,838	$16,942	$14,220	$12,723	$16,191
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.86%	3.75%	3.46%	3.26%	2.81%	2.65%
Portfolio Turnover Rate	13%	35%	28%	29%	28%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
70

Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2026, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
71

Long-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $447,000, representing less than 0.01% of the fund’s net assets and 0.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2026, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
72

Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	17,938,688	—	17,938,688
Taxable Municipal Bonds	—	25,627	—	25,627
Temporary Cash Investments	877,970	—	—	877,970
Total	877,970	17,964,315	—	18,842,285
Derivative Financial Instruments
Assets
Futures Contracts[1]	384	—	—	384
Swap Contracts	—	1,952	—	1,952
Total	384	1,952	—	2,336
Liabilities
Futures Contracts[1]	(658)	—	—	(658)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	19,060,963
Gross Unrealized Appreciation	234,715
Gross Unrealized Depreciation	(451,715)
Net Unrealized Appreciation (Depreciation)	(217,000)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $549,774,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2026, the fund purchased $2,707,030,000 of investment securities and sold $2,222,133,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2026, such purchases were $252,565,000 and sales were $65,500,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	58,274	5,362	155,684	14,599
Issued in Lieu of Cash Distributions	11,488	1,058	22,390	2,095
Redeemed	(83,137)	(7,654)	(212,370)	(19,907)
Net Increase (Decrease)—Investor Shares	(13,375)	(1,234)	(34,296)	(3,213)
Admiral Shares
Issued	1,809,285	166,625	4,414,622	415,045
Issued in Lieu of Cash Distributions	215,383	19,834	398,790	37,316
Redeemed	(1,542,731)	(142,087)	(3,960,650)	(371,852)
Net Increase (Decrease)—Admiral Shares	481,937	44,372	852,762	80,509
73

Long-Term Tax-Exempt Fund
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q432 062026
74

Financial Statements
For the six-months ended April 30, 2026
Vanguard Ultra-Short-Term Tax-Exempt Fund

Contents
Financial Statements	1

Ultra-Short-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.7%)
Alabama (6.0%)
[1]	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue TOB VRDO	3.720%	5/7/2026	12,245	12,245
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/2028	1,347	1,391
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (CREEL Road Apartments Project) PUT	3.125%	3/1/2028	1,315	1,317
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/2026	4,241	4,281
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Fred Marshall Court Project) PUT	3.150%	6/1/2028	600	601
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	620	621
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2028	1,200	1,202
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,515	1,522
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	10,085	10,119
[2]	Alabama State University College & University Revenue	5.000%	9/1/2030	290	313
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,345	1,358
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,780	1,826
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,300	1,353
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	3,020	3,181
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/2026	275	275
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/2026	1,805	1,808
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2026	2,000	2,004
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2026	2,000	2,005
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	500	501
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	2,000	2,011
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2026	4,300	4,313
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	10/1/2026	2,785	2,804
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2026	1,145	1,154
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2026	415	419
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/2026	1,850	1,871
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/2027	150	153
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/2027	1,300	1,326
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2027	1,150	1,175
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2027	1,700	1,731
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2027	450	454
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2027	3,190	3,252
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2027	4,305	4,337
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/2027	3,000	3,072
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2027	3,095	3,166
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2027	555	569
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2027	1,810	1,850
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/2027	1,170	1,205
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/2028	510	527
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/2028	3,070	3,182
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2028	1,000	1,039
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2028	1,825	1,885
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2028	500	508
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2028	1,810	1,866
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2028	1,265	1,309
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2028	550	572
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2028	1,660	1,717
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/2028	1,280	1,339
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2029	500	510
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2029	1,305	1,362
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2030	340	359
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2030	2,305	2,421
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	1,850	1,950
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7)	4.000%	12/1/2026	1,800	1,808
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	202,065	203,010
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2026	3,095	3,098
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2027	3,220	3,229
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	15,605	15,723
1

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	1,800	1,802
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2026	1,000	1,004
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2027	255	258
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2027	500	507
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2027	175	178
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2027	1,050	1,071
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2027	900	923
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2028	300	308
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2028	830	853
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2028	1,105	1,134
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2028	325	335
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2028	1,575	1,629
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2029	1,515	1,569
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2029	480	499
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2030	2,140	2,227
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2030	1,200	1,256
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2031	4,280	4,457
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2031	1,370	1,440
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2032	2,405	2,515
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2033	9,705	10,194
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	64,110	66,607
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	10,840	11,334
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	28,495	29,910
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/2026	810	812
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/2026	67,900	68,133
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	137,710	138,362
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.970%	10/1/2052	48,940	48,962
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	66,125	66,814
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	68,165	68,767
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	150	157
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	3,355	3,605
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	7,500	7,781
[3]	Black Belt Energy Gas District Natural Gas Revenue, 67% of SOFR + 1.400%	3.832%	7/1/2052	2,290	2,299
	Chatom Industrial Development Board Electric Power & Light Revenue PUT	2.800%	8/1/2026	3,000	2,996
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2027	2,935	2,977
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2028	2,385	2,432
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2028	1,800	1,845
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2029	2,900	2,982
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2029	2,735	2,824
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2030	3,000	3,103
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2030	2,500	2,591
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	48,995	50,165
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2026	240	242
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2027	250	254
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2027	255	262
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2028	1,300	1,352
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2028	475	490
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2028	1,300	1,366
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2028	600	624
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2029	900	948
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	3,535	3,857
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	7,000	7,474
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	16,115	16,848
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/2026	5,600	5,605
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	2.750%	3/15/2029	1,520	1,506
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	2,955	2,983
	Phenix City Industrial Development Board Industrial Revenue (MeadWestvaco Coated Board Project)	3.625%	5/15/2030	450	450
	Prattville Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	515	513
	Prattville Industrial Development Board Lease (Non-Terminable) Revenue (Union Camp Corp. Project)	5.300%	9/1/2028	505	526
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	2,270	2,262
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2027	1,640	1,664
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2026	400	400
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2026	420	424
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2027	1,250	1,270
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2027	600	615
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2028	1,250	1,288
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2028	610	634
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2026	490	491
2

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2027	375	377
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2027	375	378
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2028	415	420
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2028	625	635
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2028	475	492
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2029	685	717
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2026	330	331
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2026	1,000	1,008
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2026	1,635	1,650
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2027	565	573
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2027	1,535	1,568
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2027	1,000	1,024
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2027	2,680	2,751
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2028	840	864
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2028	1,115	1,154
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2028	3,515	3,657
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2029	885	922
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	10/1/2030	2,000	2,137
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2026	850	853
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	19,545	19,770
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2026	750	750
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.000%	12/1/2026	1,050	1,060
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/2028	2,910	3,045
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	200	213
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	9,690	10,021
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/2026	185	185
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/2027	1,000	1,019
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	12/1/2027	330	339
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/2028	1,200	1,239
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	430	453
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	6,360	6,428
					1,070,197
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2028	175	183
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2028	260	274
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2029	265	282
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2029	220	236
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2030	190	205
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2030	190	206
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2031	100	110
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2031	150	166
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.500%	6/1/2026	735	734
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.500%	6/1/2027	985	978
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.550%	12/1/2027	995	987
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.650%	6/1/2028	1,010	1,001
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.700%	12/1/2028	1,025	1,016
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.750%	6/1/2029	1,035	1,031
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.800%	12/1/2029	490	484
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.000%	6/1/2030	300	299
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.050%	12/1/2030	540	537
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.200%	6/1/2031	1,035	1,029
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.300%	12/1/2031	1,015	1,003
	North Slope Borough AK GO	5.000%	6/30/2026	3,620	3,633
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	750	809
					15,203
American Samoa (0.0%)
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2026	215	216
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2027	275	279
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	230	236
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	235	242
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2030	1,160	1,203
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	285	296
					2,472
Arizona (1.7%)
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2031	1,945	1,952
[1,4]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/7/2026	2,163	2,163
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	150	150
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	8,915	9,271
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	3,000	3,174
3

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2032	350	386
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2032	215	219
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2027	1,250	1,247
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2027	230	229
	Arizona IDA Local or Guaranteed Housing Revenue	3.625%	5/20/2033	26,523	26,475
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/2026	8,061	8,065
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/2026	5,138	5,169
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/2026	5,926	5,984
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/2027	18,000	18,173
	Arizona IDA Local or Guaranteed Housing Revenue PUT	2.760%	7/1/2029	8,400	8,316
[1,4]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	3,395	3,395
[1,4]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	4,582	4,582
[1,4]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	3,420	3,420
[1,4]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	3,325	3,325
[1,4]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	5,260	5,260
[1,4]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	3,800	3,800
[1,4]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	4,700	4,700
[1,4]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	3,565	3,565
[1,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/2024	2,580	—
[1,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/2025	1,935	—
[1,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/2026	1,935	—
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/2026	125	124
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	12,755	12,897
[1,4]	Glendale Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/7/2026	11,945	11,945
	Maricopa County AZ CP	2.440%	5/13/2026	25,000	24,995
	Maricopa County AZ CP	2.370%	6/18/2026	30,000	29,991
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	4,695	4,765
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	4,280	4,597
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	2,755	2,991
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	300	329
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2028	11,000	11,404
	Maricopa County IDA Local or Guaranteed Housing Revenue (Marbella Ranch Phase I Project) PUT	2.810%	5/1/2029	4,065	4,044
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	2,530	2,506
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	1,445	1,431
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	2,340	2,393
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2028	1,025	985
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/2026	220	221
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2031	1,100	1,101
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue (Memorial Towers Project)	3.350%	12/1/2027	1,920	1,929
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2028	4,265	4,269
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	3,750	3,758
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2029	100	100
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2026	325	325
	Pima County IDA Local or Guaranteed Housing Revenue PUT	2.710%	4/1/2028	4,080	4,047
	Queen Creek AZ Excise Tax Sales Tax Revenue, Prere.	5.000%	8/1/2026	330	332
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	3.650%	5/7/2026	5,000	5,000
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	3.650%	5/7/2026	4,755	4,755
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	3.650%	5/7/2026	3,000	3,000
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	1,775	1,794
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2027	12,450	12,801
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2028	90	94
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.500%	12/1/2030	2,525	2,509
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.750%	12/1/2031	4,010	3,999
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2029	380	385
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	1,000	999
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	6/1/2026	9,500	9,500
	Yavapai County IDA Revenue	4.000%	10/1/2026	2,215	2,224
					301,559
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	4,000	4,016
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	745	745
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	765	773
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	750	768
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	1,530	1,558
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2027	3,380	3,441
[6]	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.875%	5/15/2027	3,885	3,878
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	2,045	2,054
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,990	1,994
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	100	100
4

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	1,030	1,062
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2028	1,310	1,376
					21,765
California (9.6%)
	Alameda County Oakland Unified School District GO	5.000%	8/1/2026	1,315	1,322
[6]	Alameda County Oakland Unified School District GO	5.000%	8/1/2026	1,200	1,206
	Alameda County Oakland Unified School District GO	5.000%	8/1/2027	8,000	8,231
	Alameda County Oakland Unified School District GO	5.000%	8/1/2027	13,390	13,776
[6]	Alameda County Oakland Unified School District GO	5.000%	8/1/2027	18,150	18,665
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	5,000	5,268
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	11,385	11,996
[6]	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	19,050	20,046
	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	1,000	1,075
	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	2,435	2,618
[6]	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	20,825	22,354
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2026	1,000	1,007
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	2,765	2,759
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2032	1,435	1,449
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	6,400	6,276
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.920%	4/1/2056	11,125	11,083
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.030%	4/1/2056	9,000	8,936
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.870%	4/1/2036	25,195	25,281
	Burbank Unified School District GO	4.500%	8/1/2032	2,640	2,652
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2026	1,250	1,252
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2026	315	315
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2027	300	302
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2028	1,000	1,029
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2028	450	468
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2029	250	259
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2030	750	784
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	65,000	69,076
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	535	563
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2026	1,105	1,112
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2027	875	888
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	900	920
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	8,120	8,310
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2027	1,750	1,779
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2028	1,640	1,688
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	1,560	1,616
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	3,635	3,773
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2028	1,750	1,805
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2028	1,215	1,245
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2031	500	526
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	62,140	62,919
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	5,295	5,534
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	49,980	52,151
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	4,890	5,178
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	32,180	32,919
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	19,385	19,631
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	156,825	163,930
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	24,900	25,542
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,125	1,127
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	400	420
[1]	California Enterprise Development Authority Lease (Abatement) Revenue TOB VRDO	3.650%	5/7/2026	3,515	3,515
	California GO	5.000%	10/1/2029	1,075	1,163
	California GO	5.000%	10/1/2029	670	725
	California GO	5.000%	10/1/2029	4,140	4,479
	California GO	5.000%	11/1/2029	1,360	1,474
	California GO	4.000%	9/1/2032	885	885
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	2,200	2,201
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2028	200	200
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	7,625	7,630
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	250	252
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,240	5,499
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	350	352
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	11,050	11,982
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,250	1,256
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	2,775	3,044
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	5,095	5,222
5

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	8,690	8,965
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	62,815	67,444
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2031	11,000	12,129
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	4,275	4,735
[1,4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	5/7/2026	12,735	12,735
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	8/1/2027	300	301
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	2/1/2028	855	859
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	8/1/2028	545	549
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	2/1/2029	585	590
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	8/1/2029	920	930
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	2/1/2030	460	466
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/2030	955	968
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	5,609	5,732
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	14,000	14,030
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	275	275
[1,4]	California Housing Finance Agency Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.800%	5/7/2026	9,260	9,260
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/2026	250	250
[3]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.520%	8/1/2072	21,535	21,526
[6]	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	6/1/2033	1,050	1,046
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	12/1/2050	9,675	9,674
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2027	15	15
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	160	160
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,345	1,348
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	2,595	2,618
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	290	294
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,365	1,401
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	305	314
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,430	1,491
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	320	334
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	335	354
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,017
[1,4,8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.690%	5/7/2026	7,115	7,115
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,500	1,500
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	9/1/2027	115	114
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	2,600	2,607
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	1/1/2028	6,020	6,022
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	1,078	1,080
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	1,638	1,637
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	2/1/2029	15,000	15,025
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	7/1/2029	325	325
[1,4]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.800%	5/7/2026	8,025	8,025
[1]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,800	1,803
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.000%	9/1/2030	150	150
	California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	4,455	4,787
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	1,250	1,269
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	750	794
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2029	700	704
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	450	483
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	12,945	12,960
[1,4]	California Public Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.800%	5/7/2026	15,905	15,905
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	500	500
[1]	California School Finance Authority Charter School Aid Revenue GAN	4.400%	12/1/2026	2,085	2,088
[1]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2031	580	581
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2028	8,325	8,800
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2029	5,625	6,068
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2030	6,125	6,723
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2030	3,130	3,445
	California State University College & University Revenue PUT	0.550%	11/1/2026	12,685	12,524
	California State University College & University Revenue PUT	3.125%	11/1/2026	3,000	2,994
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	118,415	124,253
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	820	821
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	21,000	22,759
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,000	1,001
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	1,085	1,091
[1,4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.800%	5/7/2026	4,205	4,205
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2029	135	141
6

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2030	265	279
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2031	325	344
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2027	230	236
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2028	245	254
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2029	255	267
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2030	270	286
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2031	285	301
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	6,465	6,461
	Imperial County CA Special Tax Revenue	2.500%	9/1/2028	160	154
	Imperial County CA Special Tax Revenue	4.000%	9/1/2029	155	153
[6]	Los Angeles CA Unified School District GO	5.000%	7/1/2028	5,000	5,276
[6]	Los Angeles CA Unified School District GO	5.000%	7/1/2029	5,000	5,392
[6]	Los Angeles CA Unified School District GO	5.000%	7/1/2030	3,500	3,847
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	4,705	4,747
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	760	761
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,080	3,085
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	17,900	17,968
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	6,060	6,083
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	775	776
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,540	3,546
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,700	3,706
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,740	1,747
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	100	100
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	350	351
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	2,615	2,625
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	2,300	2,309
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	6,580	6,605
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	4,155	4,171
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,165	1,169
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	890	905
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	345	351
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	280	288
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	375	386
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	965	992
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,695	2,736
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,665	2,740
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,970	3,053
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	885	910
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	400	406
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	750	771
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	525	540
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,270	1,328
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	980	1,025
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,280	2,384
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	720	745
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	940	983
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	575	601
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,535	1,558
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	510	533
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	9,840	10,187
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,025	1,092
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	585	623
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	265	282
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	290	294
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	415	426
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	825	853
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	470	496
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	210	213
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	900	958
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	4,055	4,318
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,920	2,045
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	355	384
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,255	2,374
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	57,800	61,923
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	7,240	7,339
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	625	627
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	470	472
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	2,775	2,785
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	2,270	2,278
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,750	1,756
7

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	3,050	3,095
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	500	513
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	315	323
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	965	990
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	2,230	2,288
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	3,210	3,294
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	740	760
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	2,085	2,133
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	2,140	2,238
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,125	1,176
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	570	579
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	725	751
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,825	1,908
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	7,385	7,622
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,745	1,771
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	8,335	8,876
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	29,310	31,162
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	7,845	8,476
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.000%	7/1/2029	160	160
[1]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue TOB VRDO	3.670%	5/7/2026	3,025	3,025
[1]	Modesto Irrigation District Lease (Non-Terminable) Revenue TOB VRDO	3.650%	5/7/2026	3,750	3,750
	Murrieta Valley Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2030	100	101
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2026	500	502
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2027	735	751
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2028	1,500	1,555
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	27,690	29,191
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.070%	5/1/2026	22,100	22,100
[1,4]	Oregon State Facilities Authority Local or Guaranteed Housing Revenue TOB VRDO	3.970%	5/7/2026	9,625	9,625
	Oxnard School District BAN GO	0.000%	2/1/2031	815	705
	Palomar Health GO	5.000%	8/1/2028	665	665
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,600	1,584
[1,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.680%	5/7/2026	8,805	8,805
	Rialto CA Special Tax Revenue	4.000%	9/1/2031	115	113
	Romoland School District Special Tax Revenue	5.000%	9/1/2026	1,655	1,657
	Roseville CA Special Tax Revenue	2.250%	9/1/2027	500	488
[1,4,9]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	3.660%	5/7/2026	17,350	17,350
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2026	3,850	3,872
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	6,850	6,912
[1]	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue TOB VRDO	3.620%	5/7/2026	935	935
	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2028	500	501
	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	405	406
	San Francisco CA City & County Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2028	3,575	3,616
[1,4]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.800%	5/7/2026	18,251	18,251
[1,4]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.800%	5/7/2026	31,210	31,210
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2027	125	127
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2028	500	517
	San Jose CA Local or Guaranteed Housing Revenue PUT	3.000%	3/1/2029	14,900	14,928
	San Lorenzo Unified School District GO	4.000%	8/1/2030	100	100
[2]	San Luis Obispo County Financing Authority Water Revenue	5.000%	8/1/2030	625	626
[10]	San Ysidro School District GO	0.000%	8/1/2027	100	96
	Solano County Community College District GO	5.125%	8/1/2041	500	525
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	6,480	6,503
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2026	500	502
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	500	509
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	1,000	1,030
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	47,080	49,239
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2030	1,510	1,632
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	2,540	2,544
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	7,000	7,343
	Tracy CA Community Facilities District Special Tax Revenue	5.000%	9/1/2029	75	78
	University of California College & University Revenue	5.000%	5/15/2026	970	971
	University of California College & University Revenue	5.000%	11/15/2027	5,270	5,476
	University of California College & University Revenue	5.000%	11/15/2027	635	660
	University of California College & University Revenue	5.000%	11/15/2029	2,290	2,484
	University of California College & University Revenue	5.000%	11/15/2029	2,045	2,219
	University of California College & University Revenue	5.000%	5/15/2030	995	1,088
	University of California College & University Revenue	5.000%	11/15/2030	1,675	1,848
	University of California College & University Revenue	5.000%	11/15/2030	2,400	2,647
8

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	11/15/2031	1,120	1,254
	University of California College & University Revenue	5.000%	11/15/2031	1,330	1,489
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2031	1,000	1,047
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	485	493
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	200	205
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	730	743
[8,10]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,000	819
					1,708,635
Colorado (2.1%)
	Adams County Housing Authority Local or Guaranteed Housing Revenue (Verrbena Project)	4.000%	4/1/2029	1,170	1,181
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/2026	3,800	3,800
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	2.750%	11/1/2026	1,800	1,800
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	500	518
[2]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2026	1,185	1,200
	Boulder CO Storm Water & Flood Management Water Revenue	3.000%	12/1/2029	520	520
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/2026	1,685	1,683
[1]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	4,768	4,774
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	370	373
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	715	737
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	400	410
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	519
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	40,995	43,465
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	17,650	18,782
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	450	474
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,370	1,372
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	360	383
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,000	1,002
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	14,000	15,368
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/2027	1,075	1,105
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	5.000%	5/15/2026	2,000	2,002
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	5,055	5,059
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	30,065	30,257
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	95	96
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	5,000	5,260
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	17,000	17,839
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	30,000	32,366
[1,3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of SOFR + 1.500%	4.065%	2/1/2046	30,175	30,189
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.170%	5/15/2061	15,995	15,993
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	5,275	5,277
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	4,050	4,070
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Creekside Flats Project) PUT	3.000%	11/1/2029	1,400	1,400
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Multifamily Project)	3.150%	4/1/2029	3,455	3,453
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/2026	2,550	2,551
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/2027	750	752
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2026	500	505
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2028	500	525
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2029	465	496
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2030	280	302
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2031	515	559
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	3,795	3,804
[1]	Colorado Springs CO Utilities System Multiple Utility Revenue TOB VRDO	3.650%	5/7/2026	20,890	20,890
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2027	3,750	3,761
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	6/1/2029	705	735
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2027	2,250	2,269
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2028	4,205	4,240
[1]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	3,000	3,075
[3]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.188%	9/1/2039	13,840	13,829
[1]	El Paso County School District No. 49 Falcon COP TOB VRDO	3.870%	5/7/2026	1,105	1,105
	Fort Collins Housing Authority Local or Guaranteed Housing Revenue (Village Eastbrook Apartments Project)	3.450%	5/1/2030	900	898
	Garfield County School District No. Re002 Garfield GO	4.000%	12/1/2028	1,000	1,001
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	2.500%	12/15/2027	1,025	1,012
[2]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2026	425	430
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2029	530	553
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2031	125	134
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	4,295	4,271
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.570%	5/6/2026	28,375	28,375
[1]	Vail CO COP TOB VRDO	3.670%	5/7/2026	10,730	10,730
9

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weld County School District No. RE-4 GO	5.000%	12/1/2031	1,500	1,519
[1]	Westminster CO Water & Wastewater Utility Water Revenue TOB VRDO	3.800%	5/1/2026	8,595	8,595
					369,643
Connecticut (0.7%)
	Connecticut GO	5.000%	10/15/2033	535	540
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2027	340	341
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.550%	5/15/2028	390	393
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/15/2028	100	101
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	500	499
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	180	180
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/2027	825	825
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/2027	7,265	7,269
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	5/15/2028	1,695	1,702
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.100%	11/15/2028	4,910	4,912
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	5/15/2029	4,975	4,940
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	300	308
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	4,815	4,808
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	345	346
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	1,050	1,051
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	470	504
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	17,885	19,543
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/2027	6,820	6,898
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	2,000	2,127
	East Lyme CT BAN GO	4.000%	8/6/2026	16,481	16,523
	Enfield CT BAN GO	4.000%	7/29/2026	16,750	16,797
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	18,090	18,102
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	4,000	4,038
[6]	Waterbury Housing Authority Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2029	1,125	1,125
	Weston CT BAN GO	4.000%	7/28/2026	3,900	3,912
					117,784
Delaware (0.0%)
[6]	Delaware State Housing Authority Local or Guaranteed Housing Revenue	2.700%	7/1/2027	245	245
[6]	Delaware State Housing Authority Local or Guaranteed Housing Revenue	2.800%	1/1/2028	465	464
[6]	Delaware State Housing Authority Local or Guaranteed Housing Revenue	2.850%	7/1/2028	255	255
[6]	Delaware State Housing Authority Local or Guaranteed Housing Revenue	2.950%	1/1/2029	250	250
[6]	Delaware State Housing Authority Local or Guaranteed Housing Revenue	2.950%	7/1/2029	340	340
[6]	Delaware State Housing Authority Local or Guaranteed Housing Revenue	3.100%	1/1/2030	260	260
[6]	Delaware State Housing Authority Local or Guaranteed Housing Revenue	3.150%	7/1/2030	245	245
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2027	260	261
					2,320
District of Columbia (1.1%)
	District of Columbia College & University Revenue	5.000%	4/1/2030	1,530	1,556
	District of Columbia College & University Revenue	5.000%	4/1/2031	2,490	2,532
	District of Columbia College & University Revenue	5.000%	4/1/2032	250	254
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	4,370	4,375
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	6,630	6,637
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	1,115	1,116
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/2028	1,702	1,759
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Hillsdale Flats Phase I Project) PUT	3.150%	2/1/2029	775	777
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	3.350%	6/1/2026	3,060	3,062
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Wagner Senior Residence Project)	2.950%	9/1/2028	2,250	2,241
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	9,175	9,190
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	5,634	5,806
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	1,850	1,909
[7]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	16,550	16,961
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	3,900	3,909
[7]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2031	1,945	1,939
[1]	District of Columbia Housing Finance Agency Revenue TOB VRDO	4.020%	5/7/2026	6,050	6,050
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/2027	12,885	12,854
[4]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue VRDO	3.620%	5/7/2026	1,640	1,640
[1,4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue (Dulles Metrorail & Capital Improvements Projects) TOB VRDO	3.730%	5/7/2026	65,900	65,900
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue (Dulles Metrorail & Capital Improvements Projects) TOB VRDO	3.740%	5/7/2026	5,455	5,455
10

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.740%	5/7/2026	39,269	39,269
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/2026	500	508
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	1,500	1,539
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB VRDO	3.650%	5/7/2026	4,745	4,745
					201,983
Florida (3.9%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	240	240
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,450	1,464
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	275	275
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	200	200
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	135	135
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	110	111
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	5,000	5,308
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	2,195	2,198
[6]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	16,335	17,710
	Broward County FL School District COP	5.000%	7/1/2031	105	107
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/2027	2,275	2,276
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2026	400	400
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2027	990	991
[1]	Capital Trust Authority Charter School Aid Revenue (Imagine School at West Pasco Project)	5.500%	12/15/2033	670	612
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2030	10,695	11,573
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	16,710	18,433
[1]	Central Florida Expressway Authority Highway Revenue TOB VRDO	3.770%	5/7/2026	7,045	7,045
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2029	1,000	1,057
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	6,275	6,714
[1]	Curiosity Creek Community Development District Special Assessment Revenue	4.250%	5/1/2030	400	399
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,045	1,097
	Escambia County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.800%	6/1/2026	5,240	5,243
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/2026	1,005	1,009
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/2030	750	746
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2026	545	546
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2031	340	337
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	645	652
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2029	1,375	1,367
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	15,945	17,249
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	4,155	4,497
	Florida GO	3.000%	6/1/2028	900	900
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Flagler College Inc. Project)	5.000%	11/1/2027	1,095	1,103
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	415	416
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	5.000%	12/1/2027	1,005	1,032
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.080%	6/1/2026	2,845	2,845
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/2027	4,530	4,532
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	625	626
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.100%	1/1/2028	1,200	1,201
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	2,660	2,659
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2028	4,200	4,233
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2028	1,225	1,227
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.850%	10/1/2028	4,575	4,558
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	1,415	1,418
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	3,650	3,656
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	2,635	2,639
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	595	596
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2029	1,575	1,567
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2029	655	654
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	5,685	5,725
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	23,145	23,315
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	1,380	1,385
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	950	953
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.700%	11/15/2031	4,000	4,015
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	1,685	1,701
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2029	1,115	1,126
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	2,750	2,754
11

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Hernando County School District COP	5.000%	7/1/2027	1,000	1,003
[2]	Hernando County School District COP	5.000%	7/1/2028	2,000	2,006
[2]	Hernando County School District COP	5.000%	7/1/2029	1,705	1,710
[2]	Hernando County School District COP	5.000%	7/1/2030	1,650	1,655
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	9/1/2027	230	230
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.125%	12/1/2027	960	961
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	6/1/2028	5,000	5,023
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2028	2,450	2,454
[6]	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	5/1/2029	5,225	5,211
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,460	2,467
[1]	Hillsborough County IDA Tobacco & Liquor Taxes Revenue	5.000%	9/1/2026	6,340	6,375
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	3,295	3,308
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	1,745	1,750
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,300	2,305
	Jea Fl Water System Revenue CP	2.470%	5/6/2026	25,000	24,997
[1]	JEA Water & Sewer System Water Revenue TOB VRDO	3.650%	5/7/2026	6,015	6,015
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	3,195	3,223
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	655	661
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2026	230	230
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2029	1,440	1,441
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/2029	250	251
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,003
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project)	5.000%	4/1/2030	5,895	6,355
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project)	5.000%	4/1/2031	19,200	20,963
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project)	5.000%	4/1/2032	3,935	4,337
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	4,875	4,898
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	12/1/2027	1,420	1,426
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2029	800	787
[2]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2029	250	254
[2]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2030	2,650	2,691
[2]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2031	1,500	1,522
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	1,000	1,121
[1,4]	Miami-Dade County Educational Facilities Authority College & University Revenue TOB VRDO	3.650%	5/7/2026	8,620	8,620
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	2,690	2,694
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	1,225	1,229
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	1,485	1,499
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2033	505	509
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2027	2,400	2,420
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/2028	1,205	1,217
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Yaeger Plaza Project) PUT	3.150%	8/1/2028	1,005	1,007
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2026	25,665	25,654
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/2026	1,000	1,000
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/2028	8,060	8,096
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	4/1/2028	1,410	1,401
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	1,220	1,214
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2029	32,875	33,052
	Miami-Dade County School Board COP	5.000%	2/1/2027	375	375
	Miami-Dade County School Board COP	5.000%	2/1/2032	2,040	2,042
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2029	1,375	1,444
[1]	North Springs Improvement District Special Assessment Revenue	4.250%	5/1/2028	625	628
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2026	1,395	1,405
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/2029	1,920	1,947
[1]	Orange County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.740%	5/7/2026	19,650	19,650
[1]	Orange County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	5/7/2026	27,120	27,120
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	350	351
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	625	637
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	650	672
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	5,290	5,351
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	6/1/2027	18,370	18,419
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	10,915	10,946
[1,4]	Orlando FL Community Redevelopment Agency Tax Increment/Allocation Revenue TOB VRDO	3.920%	5/7/2026	55,135	55,135
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	2,465	2,311
	Osceola County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	4/1/2028	1,355	1,347
	Osceola County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	565	558
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2026	245	245
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2026	110	110
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2028	425	443
12

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/7/2026	19,000	19,000
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue	2.800%	2/1/2027	529	527
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	2/1/2029	530	529
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2031	85	86
[1]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	5,360	5,732
[2]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2027	905	934
[2]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2028	950	1,000
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue (Citrus Grove Apartments Project) PUT	3.300%	1/1/2027	4,750	4,751
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2028	13,175	13,144
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	14,415	14,465
	Pinery Community Development District Special Assessment Revenue	4.250%	5/1/2031	170	168
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	1,250	1,252
[2]	Santa Rosa County School Board COP	5.000%	2/1/2028	1,000	1,037
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2029	530	533
[1,4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.650%	5/7/2026	15,820	15,820
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.720%	5/7/2026	12,000	12,000
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/2026	100	100
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2028	250	248
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2029	255	253
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	5,250	5,385
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	19,375	20,999
[1,4]	St. Johns County IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/7/2026	5,760	5,760
[1]	Sunrise Community Development District Special Assessment Revenue	4.250%	5/1/2030	305	304
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2029	1,310	1,320
[1]	Tampa Florida Water & Wastewater System Water Revenue TOB VRDO	3.650%	5/7/2026	10,000	10,000
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2030	1,000	1,085
[1]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/2030	120	120
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/2026	150	150
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/2028	250	252
	Village Community Development District No. 16 Special Assessment Revenue	3.550%	5/1/2030	1,000	1,000
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2026	300	300
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2028	400	412
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2029	935	981
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2030	425	451
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2030	500	527
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2031	1,230	1,315
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/2027	265	265
	Woodlands Section 9 Community Development District Special Assessment Revenue	4.250%	5/1/2031	250	247
					688,660
Georgia (4.7%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2026	3,060	3,081
	Athens Housing Authority Local or Guaranteed Housing Revenue PUT	3.230%	6/1/2029	4,250	4,272
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue	2.980%	1/1/2034	1,001	930
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/2027	4,473	4,558
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	9,440	9,471
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	1,250	1,256
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/2028	11,016	11,066
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	4,400	4,379
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,350	2,349
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,050	2,048
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	2,665	2,669
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	12/1/2028	2,100	2,092
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	1,550	1,553
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2029	7,565	7,605
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,305	1,310
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	4.700%	2/1/2029	835	838
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	3.950%	3/8/2028	9,555	9,695
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	2.900%	8/21/2029	10,000	9,923
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	2,270	2,271
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	7,295	7,297
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	1,720	1,723
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	3,145	3,150
13

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/2028	3,345	3,384
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	3,640	3,657
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	7,465	7,576
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	2,330	2,364
	Burke County Development Authority Electric Power & Light Revenue PUT	2.900%	8/21/2029	8,315	8,251
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	10,745	10,802
[1,4]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	5/7/2026	4,135	4,135
[4]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.620%	5/7/2026	50,435	50,435
	College Park Housing Authority Local or Guaranteed Housing Revenue (Brad Blue Sky Apartments LLC Project) PUT	3.450%	4/1/2028	2,614	2,631
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (Columbus Garden Project) PUT	5.000%	4/1/2027	785	798
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (HCAG RAD II Project) PUT	3.300%	11/1/2027	1,185	1,189
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	1,000	1,002
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	8,315	8,746
[2]	Dade County Water & Sewer Authority Water Revenue	3.900%	7/1/2028	200	200
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/2027	1,530	1,539
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/2027	1,090	1,092
[2]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/2032	11,000	11,117
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2032	2,285	2,425
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,465	1,472
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2026	300	302
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2028	325	337
[1,4]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	5/7/2026	5,835	5,835
[1,4]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	5/7/2026	7,500	7,500
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2027	765	767
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2028	800	805
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2028	1,000	1,017
	Georgia GO	4.000%	2/1/2031	2,735	2,738
	Georgia GO	4.000%	2/1/2031	2,000	2,002
[1,8]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	3.730%	5/7/2026	12,160	12,160
[1,2,4]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	3.730%	5/7/2026	8,960	8,960
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2026	100	100
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,650	1,652
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	8,643	8,884
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2028	1,025	1,026
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/2027	822	844
	Macon-Bibb County Housing Authority Local or Guaranteed Housing Revenue (CAHEC GA Portfolio Ii Project) PUT	3.150%	2/1/2028	1,025	1,026
	Macon-Bibb County Housing Authority Local or Guaranteed Housing Revenue (West Club Apartments Project) PUT	3.100%	6/1/2028	2,884	2,888
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	12/1/2029	1,225	1,282
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2026	1,100	1,102
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	600	604
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	285	287
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	275	277
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2026	2,200	2,208
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2026	1,000	1,011
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2026	875	884
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2026	2,900	2,931
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	1,000	1,015
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	620	629
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2027	1,250	1,273
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2027	250	254
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	850	869
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	500	511
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	500	511
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2027	1,570	1,585
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2027	3,140	3,171
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	1,700	1,745
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	1,000	1,027
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	2,800	2,875
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	665	682
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	650	669
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	700	721
14

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2028	1,665	1,718
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2028	535	553
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	2,045	2,125
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	595	618
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	1,250	1,299
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	2,225	2,312
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	750	780
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2029	500	523
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2030	565	592
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	131,435	131,787
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	91,880	93,066
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	99,695	101,109
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	40,055	41,712
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	41,270	41,916
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	19,775	20,773
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	30,755	32,567
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	1,845	1,946
	Metropolitan Atlanta Rapid Transit Authority CP	2.400%	7/7/2026	10,700	10,696
	Metropolitan Atlanta Rapid Transit Authority Special Tax Revenue	5.000%	7/1/2026	1,625	1,631
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.800%	3/6/2031	7,565	7,411
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	3,370	3,420
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	10,045	10,098
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.800%	3/6/2031	2,295	2,248
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.800%	3/6/2031	1,680	1,646
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.800%	3/6/2031	3,370	3,301
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2031	1,000	1,001
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	100	100
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2027	1,000	1,027
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2028	3,250	3,412
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2029	3,000	3,211
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2030	3,000	3,257
	Savannah Housing Authority Local or Guaranteed Housing Revenue (Montgomery Landing Project) PUT	3.150%	7/1/2028	1,320	1,322
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	828	856
					833,350
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	235	248
	Guam Income Tax Revenue	5.000%	12/1/2026	1,500	1,513
	Guam Income Tax Revenue	5.000%	12/1/2029	1,000	1,007
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	950	976
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	1,365	1,402
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	575	600
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	1,105	1,152
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	480	507
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	625	667
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	1,910	1,922
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	3,645	3,726
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	450	460
					14,180
Hawaii (0.3%)
	Hawaii GO	4.000%	10/1/2030	1,855	1,862
	Hawaii GO	4.000%	8/1/2032	8,500	8,507
	Hawaii GO	4.000%	8/1/2033	4,655	4,659
	Hawaii GO	4.000%	8/1/2034	4,060	4,062
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue PUT	3.300%	12/1/2027	21,735	21,843
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	7,075	7,086
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	4,595	4,756
					52,775
Idaho (0.1%)
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/2027	1,000	1,001
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/2028	1,530	1,531
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,000	1,002
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	250	250
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (Partners in Healthcare Project)	4.500%	11/1/2026	245	245
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2029	2,700	2,716
[1]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue TOB VRDO	3.650%	5/7/2026	9,140	9,140
					15,885
15

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois (4.9%)
	Adams County School District No. 172 GO	5.000%	2/1/2027	150	152
	Adams County School District No. 172 GO	5.000%	2/1/2028	180	186
[2]	Adams County School District No. 172 GO	5.000%	2/1/2029	130	137
[2]	Adams County School District No. 172 GO	5.000%	2/1/2030	150	161
[2]	Adams County School District No. 172 GO	5.000%	2/1/2031	150	163
	Arlington Heights IL GO	3.000%	12/1/2028	805	804
	Chicago Board of Education GO	0.000%	12/1/2026	4,500	4,409
[10]	Chicago Board of Education GO	0.000%	12/1/2026	5,055	4,953
[2]	Chicago Board of Education GO	5.000%	12/1/2026	2,775	2,805
	Chicago Board of Education GO	5.000%	12/1/2026	10,270	10,319
	Chicago Board of Education GO	5.000%	12/1/2026	710	713
	Chicago Board of Education GO	5.000%	12/1/2026	6,825	6,857
	Chicago Board of Education GO	5.000%	12/1/2026	3,045	3,059
	Chicago Board of Education GO	5.000%	12/1/2026	4,435	4,456
[2,11]	Chicago Board of Education GO	5.500%	12/1/2026	3,320	3,366
[9]	Chicago Board of Education GO	5.500%	12/1/2026	1,250	1,260
[10]	Chicago Board of Education GO	0.000%	12/1/2027	110	104
[10]	Chicago Board of Education GO	0.000%	12/1/2027	855	809
	Chicago Board of Education GO	4.000%	12/1/2027	1,555	1,557
[2]	Chicago Board of Education GO	5.000%	12/1/2027	550	566
[2]	Chicago Board of Education GO	5.000%	12/1/2027	4,705	4,838
	Chicago Board of Education GO	5.000%	12/1/2027	7,590	7,690
	Chicago Board of Education GO	5.250%	12/1/2027	1,000	1,018
	Chicago Board of Education GO	5.250%	12/1/2027	250	254
[9]	Chicago Board of Education GO	5.500%	12/1/2027	3,075	3,146
[10]	Chicago Board of Education GO	0.000%	12/1/2028	1,030	940
[2]	Chicago Board of Education GO	5.000%	12/1/2028	1,495	1,563
	Chicago Board of Education GO	5.000%	12/1/2028	1,295	1,321
	Chicago Board of Education GO	5.000%	12/1/2028	3,440	3,510
	Chicago Board of Education GO	5.250%	12/1/2028	1,505	1,548
	Chicago Board of Education GO	5.250%	12/1/2028	275	283
[10]	Chicago Board of Education GO	0.000%	12/1/2029	210	184
[10]	Chicago Board of Education GO	0.000%	12/1/2029	225	198
[2]	Chicago Board of Education GO	5.000%	12/1/2029	6,425	6,702
	Chicago Board of Education GO	5.000%	12/1/2029	4,000	4,106
	Chicago Board of Education GO	5.000%	12/1/2029	330	339
	Chicago Board of Education GO	5.000%	12/1/2029	1,000	1,019
	Chicago Board of Education GO	5.250%	12/1/2029	1,530	1,587
	Chicago Board of Education GO	5.250%	12/1/2029	290	301
[10]	Chicago Board of Education GO	0.000%	12/1/2030	175	148
	Chicago Board of Education GO	5.000%	12/1/2030	2,000	2,047
	Chicago Board of Education GO	5.000%	12/1/2030	6,205	6,313
	Chicago Board of Education GO	5.000%	12/1/2030	13,600	13,731
[2]	Chicago Board of Education GO	5.000%	12/1/2030	3,840	3,998
	Chicago Board of Education GO	5.000%	12/1/2030	1,015	1,045
	Chicago Board of Education GO	5.250%	12/1/2030	1,100	1,148
	Chicago Board of Education GO	5.250%	12/1/2030	350	365
[1]	Chicago Board of Education GO	6.750%	12/1/2030	10,840	11,282
[2]	Chicago Board of Education GO	5.000%	12/1/2031	105	109
	Chicago Board of Education GO	5.000%	12/1/2031	1,670	1,701
	Chicago Board of Education GO	5.000%	12/1/2031	500	507
	Chicago Board of Education GO	5.000%	12/1/2031	3,590	3,615
	Chicago Board of Education GO	5.500%	12/1/2031	2,000	2,127
	Chicago Board of Education GO	5.000%	12/1/2033	14,000	13,977
	Chicago Board of Education GO	5.000%	12/1/2033	2,875	2,890
	Chicago IL GO	5.000%	1/1/2027	6,410	6,459
	Chicago IL GO	5.000%	1/1/2027	2,475	2,494
	Chicago IL GO	5.000%	1/1/2028	1,000	1,019
	Chicago IL GO	5.000%	1/1/2028	910	928
	Chicago IL GO	5.000%	1/1/2028	5,515	5,621
	Chicago IL GO	4.000%	1/1/2029	8,493	8,518
	Chicago IL GO	5.000%	1/1/2029	12,545	12,897
	Chicago IL GO	5.000%	1/1/2029	2,000	2,056
	Chicago IL GO	5.000%	1/1/2029	805	828
	Chicago IL GO	4.000%	1/1/2030	1,820	1,820
	Chicago IL GO	5.000%	1/1/2030	2,470	2,557
	Chicago IL GO	5.000%	1/1/2030	3,655	3,784
	Chicago IL GO	5.000%	1/1/2031	3,900	4,022
	Chicago IL GO	5.000%	1/1/2031	500	520
16

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/2031	3,580	3,720
	Chicago IL GO	5.000%	1/1/2032	850	880
	Chicago IL GO	5.000%	1/1/2033	2,540	2,622
	Chicago IL GO	5.000%	1/1/2033	4,620	4,825
[1,4]	Chicago IL GO TOB VRDO	3.680%	5/7/2026	45,000	45,000
[1,4]	Chicago IL GO TOB VRDO	3.750%	5/7/2026	7,000	7,000
[10]	Chicago IL GO, ETM	0.000%	1/1/2027	2,050	2,008
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/2027	2,350	2,356
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/2026	1,100	1,101
[1,8]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.740%	5/7/2026	2,500	2,500
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2027	600	609
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	2,165	2,197
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	3,345	3,397
[1,2]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	3.740%	5/7/2026	1,990	1,990
	Chicago IL Waterworks Water Revenue	4.000%	11/1/2026	425	427
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	650	657
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	1,000	1,034
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	3,725	3,766
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	2,580	2,670
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	2,200	2,310
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,000	1,032
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	2,225	2,246
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	3,500	3,539
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,000	1,011
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2030	1,955	2,024
[9]	Chicago IL Waterworks Water Revenue	5.750%	11/1/2030	5,785	6,143
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,000	1,010
[1,2]	Chicago IL Waterworks Water Revenue TOB VRDO	3.720%	5/7/2026	2,895	2,895
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	3.620%	5/1/2026	4,985	4,985
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	3.260%	5/7/2026	9,985	9,985
	Chicago Park District GO	5.000%	1/1/2029	875	925
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	3,660	3,665
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	4,500	4,506
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2027	1,250	1,272
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	1,375	1,434
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	2,730	2,848
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2029	2,170	2,305
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2030	100	109
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.600%	5/1/2026	15,335	15,335
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.670%	5/7/2026	16,905	16,905
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.670%	5/7/2026	4,500	4,500
[1]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	3.760%	5/7/2026	7,500	7,500
[8]	Cook County Community College District No. 508 GO	5.000%	12/1/2027	1,000	1,033
[1,8]	Cook County Community College District No. 508 GO TOB VRDO	3.720%	5/7/2026	6,000	6,000
[8]	Cook County High School District No. 205 Thornton Township GO	5.000%	12/1/2026	2,045	2,069
	Cook County IL GO	5.000%	11/15/2028	4,110	4,158
	Cook County IL GO	5.000%	11/15/2029	6,525	6,600
	Cook County IL Sales Tax Revenue	5.000%	11/15/2026	620	627
	Evanston IL GO	3.000%	12/1/2028	2,535	2,529
	Glenview IL GO	3.000%	12/1/2029	875	874
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.850%	3/1/2030	965	953
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2027	405	405
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2027	130	131
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2028	580	581
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2028	350	355
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2029	1,815	1,817
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2029	275	280
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2030	630	626
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	890	888
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	1,065	1,063
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2027	400	406
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2028	750	755
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2028	500	500
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2029	600	625
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2029	995	1,003
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2031	500	497
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2031	1,060	1,062
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2032	1,240	1,242
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2026	400	402
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2028	675	694
17

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,000	1,001
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	140	140
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,650	1,654
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,250	1,257
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	2,840	2,851
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,590	1,619
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	180	183
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	635	643
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,735	1,770
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,835	1,879
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	350	357
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	110	114
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	665	684
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,820	1,888
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	665	693
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	635	659
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,205	1,209
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	540	569
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	225	238
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	465	485
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	700	741
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	445	468
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	4,465	4,534
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	440	472
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	490	518
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	470	500
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	13,705	14,627
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	640	697
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.650%	5/1/2031	290	289
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	515	549
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	215	230
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	2,290	2,317
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/2030	455	463
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	15,330	15,343
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	6,790	6,926
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	1,755	1,862
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	16,430	17,745
[1,4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.650%	5/7/2026	14,310	14,310
[1,4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/7/2026	14,400	14,400
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.920%	4/1/2051	5,705	5,705
[3]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.150%	3.691%	11/1/2034	7,815	7,826
	Illinois Finance Authority Water Revenue	5.000%	7/1/2026	7,540	7,569
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/2028	1,080	1,098
	Illinois GO	5.000%	11/1/2027	650	657
	Illinois GO	5.000%	2/1/2028	9,000	9,143
	Illinois GO	4.000%	3/1/2028	300	305
	Illinois GO	5.000%	3/1/2028	500	519
	Illinois GO	5.000%	6/1/2028	520	521
	Illinois GO	5.000%	11/1/2028	4,050	4,090
	Illinois GO	3.500%	6/1/2029	2,410	2,410
	Illinois GO	5.000%	10/1/2029	900	943
	Illinois GO	5.000%	11/1/2029	3,845	3,963
	Illinois GO	5.125%	12/1/2029	1,180	1,220
	Illinois GO	4.125%	11/1/2031	1,440	1,444
[7]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/2026	495	492
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.200%	10/1/2027	1,000	1,014
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/2028	290	305
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/2028	250	266
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	10/1/2029	515	539
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	2,793	2,815
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2027	5,275	5,279
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/2028	7,475	7,494
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	950	952
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	2,395	2,399
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	1,543	1,534
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	585	582
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	2,270	2,270
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	710	711
[7]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2028	3,100	3,125
18

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.660%	5/7/2026	1,245	1,245
[1]	Illinois Housing Development Authority Multifamily Housing Revenue TOB VRDO	3.850%	5/7/2026	30,605	30,605
	Illinois Sales Tax Revenue	5.000%	6/15/2026	2,235	2,240
	Illinois Sales Tax Revenue	4.000%	6/15/2027	1,810	1,812
	Illinois Sales Tax Revenue	5.000%	6/15/2028	9,350	9,731
	Illinois Sales Tax Revenue	4.000%	6/15/2029	1,580	1,582
	Illinois Sales Tax Revenue	5.000%	6/15/2029	1,065	1,068
	Illinois Sales Tax Revenue	5.000%	6/15/2029	1,000	1,058
	Illinois Sales Tax Revenue	5.000%	6/15/2030	9,670	10,386
[8]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	4,945	5,131
[8]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	1,455	1,536
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/2027	4,220	4,242
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/2031	1,000	1,021
[9]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/2026	2,310	2,300
[2]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2026	140	142
[2]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2027	130	134
[2]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2029	105	113
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2029	1,660	1,753
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2026	875	886
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2027	250	258
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2028	250	263
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2029	200	214
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2030	425	462
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2031	450	496
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2032	330	367
	Lake County Forest Preserve District GO	2.000%	12/15/2027	7,400	7,253
[8]	Markham IL GO	5.000%	12/1/2026	250	253
[8]	Markham IL GO	5.000%	12/1/2027	300	308
[8]	Markham IL GO	5.000%	12/1/2028	375	392
[8]	Markham IL GO	5.000%	12/1/2029	250	265
[8]	Markham IL GO	5.000%	12/1/2030	325	349
[8]	Markham IL GO	5.000%	12/1/2031	135	147
[8]	Markham IL GO	5.000%	12/1/2032	135	148
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2030	385	331
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	5,835	5,814
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2026	500	506
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	2,300	2,304
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	5,390	5,545
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2028	490	459
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	3,750	3,861
[1,4]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.730%	5/7/2026	13,500	13,500
[1,2]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.780%	5/7/2026	17,371	17,371
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2027	1,105	1,115
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2029	1,395	1,433
[1,4]	Metropolitan Pier & Exposition Authority Lease (Appropriations) Revenue TOB VRDO	3.650%	5/7/2026	1,245	1,245
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	6,850	6,934
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	1,000	1,012
[8]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2026	250	251
[8]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2027	375	382
[8]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2029	535	563
[8]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2030	250	266
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2030	1,040	1,051
[8]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2026	600	604
[8]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/2026	1,350	1,358
[1]	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue TOB VRDO	3.720%	5/7/2026	7,500	7,500
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	1,530	1,584
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2031	615	653
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.670%	5/7/2026	9,405	9,405
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.720%	5/7/2026	25,620	25,620
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.720%	5/7/2026	3,990	3,990
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.740%	5/7/2026	16,960	16,960
[2]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/2026	1,200	1,202
	Schaumburg IL GO	3.000%	12/1/2027	2,310	2,307
	Schaumburg IL GO	3.500%	12/1/2027	650	651
[8]	Southern Illinois University College & University Revenue	5.000%	4/1/2027	215	218
[8]	Southern Illinois University College & University Revenue	5.000%	4/1/2028	275	285
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	4,665	4,739
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	5,370	5,566
[2]	St. Clair County School District No. 119 Belle Valley GO	5.000%	4/1/2030	1,500	1,502
19

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Upper Illinois River Valley Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,145	1,174
					862,822
Indiana (0.9%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	100	104
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	100	105
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	330	350
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	350	374
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	325	350
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2030	110	110
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2031	2,935	2,946
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2033	2,795	2,805
	Center Grove Community School Corp. GO	5.000%	7/1/2026	1,180	1,183
	Center Grove Community School Corp. GO	5.000%	1/1/2027	1,520	1,536
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/2030	1,000	1,001
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/2032	1,310	1,311
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2027	155	159
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2029	170	179
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2031	140	150
	Indiana Finance Authority College & University Revenue (Depauw University Project)	4.000%	7/1/2033	620	622
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2033	100	108
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2027	350	359
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2028	230	240
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2029	250	265
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2030	260	280
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2028	1,035	1,071
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2029	1,085	1,135
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	745	787
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2031	800	851
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	305	298
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	575	562
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	4,680	4,815
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	275	279
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2027	705	716
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2029	1,165	1,199
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	2,220	2,234
[6]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	6,360	6,975
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Indiana Masonic Home Project)	4.300%	5/1/2029	750	760
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2027	1,275	1,290
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2028	1,340	1,373
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/2026	1,520	1,502
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	31,600	33,935
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	30,000	32,940
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.920%	3/1/2039	3,350	3,339
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	5,405	5,417
	Indiana Finance Authority Industrial Revenue (Valley Electric Corp. Project)	2.500%	11/1/2030	2,505	2,396
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	6/1/2026	3,260	3,258
	Indiana Finance Authority Water Revenue	5.000%	10/1/2029	500	504
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Dalehaven Estates Project) PUT	5.000%	6/1/2026	6,075	6,085
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Flats on 14th Project) PUT	2.750%	4/1/2028	1,553	1,542
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Foundry Row Project) PUT	3.350%	1/1/2028	2,000	2,009
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2028	1,960	1,966
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	775	773
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	1,000	1,003
	Indiana State University College & University Revenue	5.000%	10/1/2027	275	277
	Indiana State University College & University Revenue	5.000%	10/1/2031	350	353
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,000	1,002
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	10,905	11,116
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	495	509
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	255	266
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	530	562
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	435	437
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	450	456
[8]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	400	410
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	210	215
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	470	486
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	485	506
20

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	490	518
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	505	538
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	400	426
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	275	293
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	800	860
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	270	290
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	820	888
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	550	596
	Westfield-Washington Schools GO	5.000%	1/15/2027	1,585	1,608
	Westfield-Washington Schools GO	5.000%	7/15/2027	865	887
	Westfield-Washington Schools GO	5.000%	1/15/2028	615	637
					159,687
Iowa (0.2%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/2027	1,515	1,522
	Guthrie County Hospital Health, Hospital, Nursing Home Revenue BAN	4.500%	2/1/2029	655	655
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/2028	480	495
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	185	185
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,060	1,062
[1,4]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.020%	5/7/2026	8,360	8,360
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2026	420	423
	PEFA Inc. Natural Gas Revenue PUT	5.000%	9/1/2026	17,500	17,601
	University of Iowa College & University Revenue	3.000%	7/1/2027	615	615
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/2028	1,150	1,162
					32,080
Kansas (0.5%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/2026	8,035	8,038
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/2028	4,515	4,672
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,731	4,784
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2027	1,600	1,596
[1,4]	Kansas Development Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	7,490	7,490
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,065	1,107
[8]	Manhattan KS GO	5.000%	6/15/2028	24,905	24,960
	Manhattan KS Health, Hospital, Nursing Home Revenue	3.750%	6/1/2031	330	330
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.200%	6/1/2032	350	350
	Sedgwick County Public Building Commission Lease Revenue	3.000%	8/1/2028	1,285	1,285
[2,6]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2027	265	273
[2,6]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2027	485	499
[2,6]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2028	235	247
[2,6]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2028	430	452
[2,6]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2029	230	246
[2,6]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2030	250	272
[2,6]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2031	190	210
[2,6]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2032	240	268
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	2,415	2,431
	St. Marys KS Industrial Revenue	3.500%	4/15/2032	1,000	994
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	850	865
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,000	1,040
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	2,160	2,288
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	2,060	2,219
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	1,340	1,464
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2030	2,800	2,989
	Wamego KS Industrial Revenue	3.500%	4/15/2032	14,280	14,198
	Wichita KS Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,030	1,033
	Wichita KS Water & Sewer Utility Water Revenue	3.000%	10/1/2027	700	700
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/2027	615	619
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/2030	1,250	1,251
					89,170
Kentucky (1.8%)
	Elizabethtown KY GO	2.625%	8/1/2030	220	214
[1,8]	Fayette County KY School District GO PUT TOB	3.790%	7/9/2026	7,925	7,925
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/2026	1,780	1,792
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2026	5	5
[1,4]	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT TOB	3.800%	7/16/2026	7,365	7,365
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	3,625	3,672
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	895	904
	Kentucky Economic Development Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	6/1/2026	5,000	4,997
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/2026	3,955	3,961
21

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,620	1,624
	Kentucky Interlocal School Transportation Association COP	4.000%	3/1/2029	450	459
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2029	1,065	1,124
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2030	1,185	1,271
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2026	1,000	1,001
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2027	3,310	3,314
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2031	1,695	1,756
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2026	350	351
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2026	500	501
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2026	1,885	1,887
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2026	800	803
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2026	1,000	1,010
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2027	2,115	2,122
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2027	500	505
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2027	700	712
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2027	575	585
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2027	1,990	2,002
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2027	1,150	1,172
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2027	800	821
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2028	600	615
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2028	655	676
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2028	1,100	1,132
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2028	250	258
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2028	1,080	1,123
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2029	650	672
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2029	985	1,025
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	31,565	31,878
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	172,485	182,472
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	1,000	1,060
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,640	1,654
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,450	3,475
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	7,715	7,764
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	11,560	11,630
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2026	14,820	14,933
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	2,625	2,774
	Madison County KY GO	3.000%	6/1/2030	490	482
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/2027	2,025	2,049
	University of Louisville College & University Revenue	5.000%	3/1/2031	205	206
	University of Louisville College & University Revenue	5.000%	3/1/2032	3,450	3,467
	Warren County School District Finance Corp. Lease (Renewal) Revenue	3.000%	4/1/2028	1,000	999
					324,199
Louisiana (1.3%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,455	2,464
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,210	1,232
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,930	1,974
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/2026	3,850	3,856
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (BW Cooper Senior Project) PUT	3.200%	8/1/2028	1,105	1,107
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at Covington Place Project) PUT	3.100%	5/1/2028	2,345	2,345
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at the Oaks Project) PUT	5.000%	6/1/2026	10,839	10,845
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Hampton Park Project) PUT	3.150%	7/1/2028	925	927
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/2027	3,709	3,763
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Imperial Terrace Project) PUT	3.100%	5/1/2028	3,725	3,730
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (King Oaks V Project) PUT	2.700%	10/1/2028	950	941
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (NSA East Bank Apartments Project) PUT	3.150%	4/1/2029	5,330	5,326
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Tivoli Place Project)	5.000%	7/1/2026	11,080	11,112
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,457	1,482
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Christwood Project)	4.250%	11/15/2030	900	904
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Hospital Foundation Project)	5.000%	10/1/2028	1,270	1,305
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	1,945	1,996
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	1,250	1,281
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	6,545	6,385
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/2027	7,720	7,804
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	4,610	4,680
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	3,055	3,102
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2026	1,950	1,955
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	18,975	20,350
22

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/2028	3,525	3,651
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2027	125	127
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2028	1,035	1,057
[1]	Louisiana Public Facilities Authority Revenue (Touro Infirmary Project)	3.900%	8/15/2029	11,537	11,537
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/2026	2,000	2,003
	New Orleans LA GO	5.000%	12/1/2026	400	405
	New Orleans LA GO	5.000%	10/1/2028	205	212
	New Orleans LA GO	5.000%	12/1/2028	285	289
	New Orleans LA GO	5.000%	12/1/2030	140	142
	New Orleans LA GO	5.000%	12/1/2030	465	491
	New Orleans LA GO	5.000%	12/1/2031	430	455
[1]	New Orleans LA GO TOB VRDO	3.650%	5/7/2026	9,430	9,430
	Shreveport LA GO	5.000%	9/1/2026	1,125	1,126
[2]	Shreveport LA GO	5.000%	3/1/2027	1,000	1,015
[2]	Shreveport LA GO	5.000%	3/1/2027	350	355
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2026	420	424
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	335	345
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	370	390
[8]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	100	101
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	810	867
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	675	733
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	805	886
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	2,980	3,007
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	26,805	26,771
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	18,405	18,387
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	21,575	21,615
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	15,315	15,409
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2027	1,035	1,047
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2027	700	712
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2029	1,420	1,492
					225,347
Maine (0.3%)
[2,6]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	680	736
[2,6]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	980	1,075
[1,2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.650%	5/7/2026	8,000	8,000
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.300%	11/15/2026	6,680	6,687
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.375%	11/15/2027	2,680	2,695
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2027	3,910	3,942
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2028	1,085	1,085
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2028	4,200	4,229
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2028	1,000	1,014
[6]	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.950%	11/15/2029	780	780
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.050%	11/15/2029	2,805	2,805
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/2029	1,300	1,320
	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.800%	11/15/2030	500	495
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.100%	11/15/2030	1,325	1,322
[6]	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.150%	11/15/2030	850	851
	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.900%	11/15/2031	700	682
[6]	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.300%	11/15/2031	895	896
	Regional School Unit No. 14 GO	5.000%	11/1/2027	2,335	2,419
	Regional School Unit No. 14 GO	5.000%	11/1/2028	2,335	2,475
	Regional School Unit No. 14 GO	5.000%	11/1/2029	2,335	2,525
	Regional School Unit No. 14 GO	5.000%	11/1/2030	2,185	2,401
	Regional School Unit No. 14 GO	5.000%	11/1/2031	2,335	2,601
					51,035
Maryland (0.5%)
[1,4]	Baltimore County MD Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/7/2026	5,015	5,015
	Baltimore MD Sewer Revenue	5.000%	7/1/2031	2,500	2,504
[1]	Baltimore MD Sewer Revenue (Wastewater Project) TOB VRDO	3.690%	5/7/2026	9,690	9,690
	Baltimore MD Water Revenue	5.000%	7/1/2030	1,000	1,006
	Calvert County MD GO	2.750%	7/1/2030	1,230	1,201
[1]	Frederick County MD College & University Revenue	5.000%	9/1/2027	625	626
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	2,735	2,767
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2026	375	375
23

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2027	550	559
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2031	570	607
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,360	1,363
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2027	1,250	1,267
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	525	536
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,320	1,346
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	950	960
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,610	3,850
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	650	695
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	765	830
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,620	1,780
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	10,100	10,232
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	2,000	2,153
[1,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/7/2026	12,570	12,570
[1,3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.160%	7/1/2041	18,175	18,175
[1]	Maryland Stadium Authority Lottery Revenue TOB VRDO	3.800%	5/1/2026	4,675	4,675
[1]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue TOB VRDO	3.650%	5/7/2026	5,400	5,400
[1]	Montgomery County MD Health, Hospital, Nursing Home Revenue TOB VRDO	3.650%	5/7/2026	1,470	1,470
	Washington Suburban Sanitary Commission Water Revenue	3.000%	6/1/2028	2,500	2,498
	Westminster MD College & University Revenue	5.000%	11/1/2030	395	398
	Westminster MD College & University Revenue	5.000%	11/1/2031	375	377
					94,925
Massachusetts (1.8%)
	Abington MA BAN GO	4.000%	4/22/2027	5,311	5,360
	Becket MA BAN GO	4.250%	8/20/2026	1,974	1,980
	Commonwealth of Massachusetts GO	3.000%	9/1/2027	2,000	2,000
[1]	Commonwealth of Massachusetts GO TOB VRDO	3.650%	5/7/2026	6,785	6,785
	Greater Attleboro-Taunton Regional Transit Authority Transit Revenue RAN	4.000%	8/14/2026	5,135	5,147
	Hubbardston MA BAN GO	5.000%	9/17/2026	2,822	2,837
	Hudson MA BAN GO	5.000%	6/11/2026	875	876
	Hudson MA BAN GO	5.250%	6/11/2026	2,324	2,328
	Ludlow MA BAN GO	4.000%	9/10/2026	3,662	3,675
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2026	210	210
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2026	240	240
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2026	1,055	1,058
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2026	2,005	2,005
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	160	162
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2027	220	221
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	635	642
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	100	101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	195	198
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2028	15,635	16,323
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2028	655	653
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,350	1,364
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2028	1,600	1,600
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2029	7,150	7,630
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2029	340	339
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,675	1,692
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	425	436
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	770	771
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2030	6,500	7,076
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	580	581
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	570	575
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	785	797
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	900	901
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2026	1,955	1,960
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,100	2,102
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	305	306
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2027	2,060	2,107
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,820	2,856
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,025	1,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	680	692
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	360	368
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	450	451
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	2,160	2,255
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,030	5,046
24

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,504
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	830	857
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2029	2,270	2,410
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,680	1,682
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	565	597
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	8,600	9,014
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	10,000	10,727
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,000	1,054
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	600	615
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	650	697
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,125	1,127
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,030	3,039
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	8,830	9,769
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	355	383
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,100	1,102
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	2,075	2,055
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	1,220	1,325
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	3,500	3,753
[1,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	5/7/2026	5,310	5,310
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2026	2,225	2,233
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	6/1/2026	1,630	1,629
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/2026	1,380	1,380
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	12/1/2026	325	325
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/2027	945	945
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/2027	2,265	2,269
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/2027	2,750	2,755
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2027	4,695	4,719
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	6/1/2028	23,205	23,431
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/2028	3,675	3,699
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2028	1,000	1,013
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	250	252
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/2029	18,265	18,553
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2029	15,890	15,915
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	14,185	14,198
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,000	2,038
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,475	2,522
	Pioneer Valley Transit Authority Transit Revenue RAN	4.000%	7/10/2026	8,380	8,393
	Quincy MA BAN GO	5.000%	7/24/2026	8,091	8,131
	Quincy MA BAN GO	5.000%	9/29/2026	41,327	41,705
	Southeastern Regional Transit Authority Transit Revenue RAN	4.000%	8/14/2026	7,500	7,516
	Swansea Water District BAN GO	4.000%	9/24/2026	3,450	3,460
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2031	50	50
					320,384
Michigan (2.3%)
[12]	Carrollton MI Public School District GO	2.750%	5/1/2029	430	421
[1,2,12]	Detroit MI City School District GO TOB VRDO	3.780%	5/7/2026	6,755	6,755
	Detroit MI GO	5.000%	4/1/2027	1,700	1,725
	Detroit MI GO	5.000%	4/1/2029	1,000	1,031
	Detroit MI GO	5.000%	4/1/2032	500	533
[1]	Detroit MI Regional Convention Facility Authority Special Tax Revenue TOB VRDO	3.670%	5/7/2026	32,075	32,075
	Grand Rapids Economic Development Corp. Health, Hospital, Nursing Home Revenue (Beacon Hill at Eastgate Project)	4.125%	11/1/2030	5,875	5,877
	Grand Rapids Economic Development Corp. Health, Hospital, Nursing Home Revenue (Beacon Hill at Eastgate Project)	4.250%	11/1/2030	7,875	7,877
[1]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	3.900%	8/15/2031	750	740
[1]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.250%	8/15/2031	1,615	1,598
	Kalamazoo Public Schools GO	3.000%	5/1/2027	1,000	1,000
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	2.000%	7/1/2026	740	740
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	1,320	1,454
	Michigan (Environmental Program) GO	3.000%	5/1/2030	115	115
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2027	2,005	2,020
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2029	1,950	1,970
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	7,570	7,639
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2054	5,000	5,004
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	10,195	10,205
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/2026	2,725	2,726
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/2026	10,930	10,941
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	12/1/2027	30,000	30,160
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.140%	5/7/2026	10,750	10,750
25

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	5/7/2026	4,860	4,860
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal swap Index Yield + 0.750%	4.370%	4/15/2047	500	499
	Michigan Finance Authority Revenue	5.000%	3/1/2031	7,820	8,471
[1]	Michigan Finance Authority Revenue PUT	3.875%	2/1/2028	6,000	6,002
	Michigan Finance Authority Revenue PUT	3.750%	12/1/2038	10,000	10,264
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2026	340	341
	Michigan Finance Authority Water Revenue	4.000%	10/1/2030	250	251
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,000	1,001
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	765	798
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	555	589
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	3,350	3,568
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	780	841
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,250	1,366
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	1,260	1,391
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.200%	4/1/2027	285	285
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2027	4,465	4,465
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.600%	6/1/2027	1,455	1,451
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2027	315	316
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2027	1,380	1,375
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.875%	4/1/2028	850	848
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	4/1/2028	465	466
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.700%	6/1/2028	2,725	2,715
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.950%	10/1/2028	220	219
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.750%	12/1/2028	830	827
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	12/1/2028	1,595	1,593
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.375%	12/1/2028	670	672
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/2029	265	265
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2029	21,750	21,750
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	6/1/2029	1,650	1,641
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2029	3,100	3,100
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.050%	10/1/2029	220	220
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	10/1/2029	38,040	38,047
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	12/1/2029	1,260	1,252
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2029	2,050	2,051
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.150%	4/1/2030	285	284
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.100%	6/1/2030	3,195	3,198
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	10/1/2030	46,310	46,024
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.150%	12/1/2030	1,685	1,688
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	10/1/2031	17,995	17,971
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	2.670%	10/1/2026	705	704
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	2.670%	10/1/2026	775	774
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Lee Plaza Apartments Project) PUT	5.000%	6/1/2027	15,000	15,306
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Midblock Apartments Project) PUT	5.000%	3/1/2028	18,000	18,653
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2026	6,311	6,311
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	8,500	8,513
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	9,925	10,033
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2027	3,875	3,884
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2027	1,750	1,746
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.950%	11/1/2028	950	947
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.650%	5/7/2026	1,940	1,940
[1]	Michigan State Trunk Line Fund Bonds Fuel Sales Tax Revenue TOB VRDO	3.650%	5/7/2026	11,200	11,200
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	335	347
					416,679
Minnesota (2.2%)
	Apple Valley MN GO	2.750%	12/15/2029	285	280
	Byron Independent School District No. 531 GO	2.750%	2/1/2030	740	729
	Chisago City MN GO	2.500%	2/1/2030	275	266
	Cottage Grove MN GO	2.700%	2/1/2030	205	201
	Duluth Independent School District No. 709 GO	0.000%	2/1/2029	600	552
	Duluth Independent School District No. 709 GO	0.000%	2/1/2030	475	423
	Duluth Independent School District No. 709 GO	0.000%	2/1/2031	775	665
	Hennepin County Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	1,000	1,002
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,300	1,300
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,000	1,011
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	850	859
26

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,190	1,190
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	3,665	3,666
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	22,575	23,619
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	2,400	2,580
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,000	1,020
	Minnesota Agricultural & Economic Development Board CP	2.460%	6/16/2026	33,000	32,991
	Minnesota Agricultural & Economic Development Board CP	2.450%	7/14/2026	28,750	28,738
	Minnesota Agricultural & Economic Development Board CP	2.450%	7/21/2026	33,750	33,733
	Minnesota Agricultural & Economic Development Board CP	2.500%	7/28/2026	50,000	49,981
[6]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	390	402
[6]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	600	644
[6]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	875	947
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	2,500	2,538
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	1,000	1,050
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2027	2,100	2,104
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	8/1/2027	4,420	4,443
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	1/1/2029	300	299
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/2029	155	154
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/2030	300	298
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	7/1/2030	540	536
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	1/1/2031	175	171
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	7/1/2031	330	322
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/2026	300	301
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/2027	550	557
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2027	250	254
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2028	285	292
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2029	850	880
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2030	1,625	1,690
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2031	1,200	1,249
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	74,780	75,926
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.432%	12/1/2052	59,900	59,771
	Minnewaska MN Independent School District No. 2149 GO	2.750%	2/1/2030	420	413
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/2028	13,700	13,745
	New Hope MN GO	2.750%	2/1/2029	430	419
	New Ulm MN GO	2.750%	12/1/2030	245	239
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2027	800	811
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/2028	475	485
	Richfield MN GO	2.750%	2/1/2030	500	490
	Shakopee Independent School District No. 720 GO	0.000%	2/1/2028	3,950	3,727
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	1,785	1,786
[6]	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	1,500	1,531
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	1,745	1,746
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,475	1,475
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	1,000	1,000
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2027	100	98
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2028	180	171
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2029	100	92
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2031	120	103
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,450	2,554
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,770	3,998
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,245	2,416
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,495	2,719
	University of Minnesota College & University Revenue	5.000%	8/1/2028	1,225	1,227
	Washington County Community Development Agency Local or Guaranteed Housing Revenue (Red Rock Manor Project) PUT	3.150%	8/1/2028	830	831
	Woodbury Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	1,250	1,253
					382,963
Mississippi (0.1%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,380	1,382
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	9,440	9,397
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/2026	1,625	1,610
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/2028	2,050	2,050
[1]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2026	425	426
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2027	1,175	1,212
	Mississippi GO	4.000%	10/1/2028	100	100
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	3.050%	5/1/2027	1,540	1,540
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	4,555	4,605
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/2032	400	402
					22,724
27

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Missouri (1.3%)
	Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/2026	750	749
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,700	1,800
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	5,845	6,279
	Columbia MO Sewerage System Sewer Revenue	3.500%	10/1/2029	980	980
	Hannibal IDA Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	555	559
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2027	1,500	1,505
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2028	5,500	5,517
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2029	4,000	4,013
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,060	1,077
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,170	1,213
	Kansas City MO School District COP	5.000%	4/1/2028	1,565	1,627
	Kansas City MO School District COP	5.000%	4/1/2029	1,645	1,744
	Kansas City MO School District COP	5.000%	4/1/2030	1,675	1,804
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	7,120	7,212
	Kirkwood IDA Health, Hospital, Nursing Home Revenue (Aberdeen Height Project)	4.500%	5/15/2029	100	100
	Kirkwood IDA Health, Hospital, Nursing Home Revenue (Aberdeen Heights Project)	5.000%	5/15/2026	1,000	1,000
	Kirkwood IDA Health, Hospital, Nursing Home Revenue (Aberdeen Heights Project)	5.000%	5/15/2027	870	878
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/2032	220	223
[6]	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2027	3,235	3,314
[6]	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2028	2,400	2,516
[6]	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	2,000	2,142
[6]	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2030	3,745	4,084
[6]	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2031	3,935	4,356
	Missouri Development Finance Board Intergovernmental Agreement Revenue	5.000%	6/1/2026	2,415	2,419
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	3.770%	5/7/2026	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	950	975
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	5/7/2026	5,255	5,255
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	5/7/2026	8,115	8,115
[1,8]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/7/2026	4,000	4,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,900	1,903
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,000	2,086
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,445	1,448
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,000	1,051
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	7,455	7,821
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	2,500	2,503
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2028	915	940
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	17,370	17,370
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	20,020	20,773
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	5/1/2026	33,980	33,980
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	5/1/2026	13,705	13,705
[6]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	5/1/2026	6,625	6,625
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	5/1/2026	8,375	8,375
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.500%	5/1/2028	565	559
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.500%	11/1/2028	255	252
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.550%	5/1/2029	580	571
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.600%	11/1/2029	590	578
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.650%	5/1/2030	500	489
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.700%	11/1/2030	460	451
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.750%	5/1/2031	315	306
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.800%	11/1/2031	350	339
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2028	675	699
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2032	5,000	5,005
	Nixa Public Schools (Direct Deposit Program) GO	2.750%	3/1/2030	865	848
	Springfield MO Special Obligation Revenue	4.000%	5/1/2027	700	701
[1,4]	St. Johns IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	7,272	7,272
[1,4]	St. Louis IDA Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	3,808	3,808
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.150%	4/1/2028	1,450	1,452
[1,9]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2026	1,190	1,182
[1,9]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2026	1,030	1,023
	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	2/15/2032	1,800	1,802
					225,688
Montana (0.2%)
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	9,485	9,629
	Kalispell MT Health, Hospital, Nursing Home Revenue (Immanuel Living at Buffalo Hill Project)	4.250%	5/15/2030	2,115	2,120
	Montana Board of Housing Local or Guaranteed Housing Revenue (Hidden Creek 4 Project) PUT	3.050%	5/1/2029	975	975
28

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/2028	1,830	1,837
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	655	656
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	9,500	10,100
[6]	Montana State Board of Regents College & University Revenue	5.000%	11/15/2026	380	385
[6]	Montana State Board of Regents College & University Revenue	5.000%	11/15/2027	370	383
[6]	Montana State Board of Regents College & University Revenue	5.000%	11/15/2030	680	747
					26,832
Multiple States (3.1%)
[1]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/1/2026	36,100	36,100
[1,3,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.362%	12/15/2028	5,510	5,510
[13]	Freddie Mac Pool	2.650%	4/1/2029	165	160
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.070%	5/1/2026	55,315	55,315
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.070%	5/1/2026	103,700	103,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.070%	5/1/2026	110,740	110,740
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.160%	5/7/2026	13,700	13,700
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.730%	5/7/2026	219,000	219,000
					544,225
Nebraska (1.0%)
[1]	Boys Town NE Health, Hospital, Nursing Home Revenue TOB VRDO	3.720%	5/7/2026	9,700	9,700
	Central Plains Energy Project Natural Gas Revenue	5.000%	8/1/2029	105	110
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	3,000	3,017
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	200	206
[14]	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	26,175	27,540
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	15,630	16,355
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	14,545	15,562
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	675	708
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,390	1,513
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	450	463
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	670	714
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	500	544
	Gretna Public Schools GO	5.000%	12/15/2027	3,655	3,664
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	1,950	1,963
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	2.800%	9/1/2030	135	134
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	2.850%	3/1/2031	165	161
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	7,080	7,080
	Nebraska Public Power District CP	2.480%	5/21/2026	11,000	10,997
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	6,530	6,552
	Omaha Public Power District CP	2.330%	5/6/2026	11,000	10,999
	Omaha Public Power District CP	2.330%	6/3/2026	12,750	12,745
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	3.650%	5/7/2026	8,000	8,000
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	3.650%	5/7/2026	5,000	5,000
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	3.650%	5/7/2026	14,625	14,625
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	3.650%	5/7/2026	11,625	11,625
					169,977
Nevada (0.3%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	620	632
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2026	200	201
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2027	705	719
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects)	3.550%	10/1/2029	3,240	3,293
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects)	3.550%	10/1/2029	2,620	2,663
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2028	2,000	2,007
[1,4]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	3.740%	5/7/2026	2,500	2,500
[1]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	3.740%	5/7/2026	4,000	4,000
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/2026	225	225
	Las Vegas Valley Water District GO	5.000%	6/1/2046	670	671
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	744	761
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	10,465	10,487
[6]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	4,000	4,000
	Reno Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	6/1/2027	405	405
	Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.875%	6/15/2028	1,090	1,094
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2032	8,425	8,456
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	2,000	2,020
					44,134
New Hampshire (0.4%)
[1,4]	National Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.850%	5/7/2026	16,330	16,330
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,205	1,306
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	1,060	1,083
29

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/2033	621	621
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/2030	2,708	2,708
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.950%	12/1/2031	770	771
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	6.000%	12/1/2031	1,125	1,127
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.875%	12/1/2032	720	721
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	8,800	8,809
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/2030	11,206	11,210
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Astro Sunterra Project)	0.000%	12/15/2034	2,555	1,465
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	885	886
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	11,045	11,204
[1]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	2,703	2,699
	New Hampshire GO	3.000%	11/1/2029	1,170	1,170
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	1,850	1,853
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,180	2,184
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	1,830	1,833
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	1,790	1,793
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	585	590
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	905	930
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,185	1,239
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,245	1,322
[7]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/2026	1,250	1,251
[7]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/2027	900	901
[7]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.150%	7/1/2027	1,930	1,931
					77,937
New Jersey (2.8%)
	Belleville NJ BAN GO	3.750%	7/7/2026	2,430	2,432
[6]	Berkeley Heights Public Schools GO	1.000%	5/1/2028	2,752	2,640
[6]	Berkeley Heights Public Schools GO	1.000%	5/1/2029	1,820	1,709
	Borough of Butler NJ BAN GO	4.000%	9/4/2026	3,110	3,122
	Borough of Mount Ephraim NJ BAN GO	4.000%	9/15/2026	2,626	2,635
	Bridgewater Township NJ BAN GO	4.000%	7/29/2026	5,795	5,812
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	500	505
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	250	252
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	375	386
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	150	155
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	500	526
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	175	184
[2]	Clifton Board of Education GO	2.000%	8/15/2027	1,915	1,879
	Colts Neck Township NJ BAN GO	4.000%	1/14/2027	1,185	1,194
	East Brunswick NJ BAN GO	4.000%	7/14/2026	5,128	5,140
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2027	400	402
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2029	430	433
	Evesham Township NJ BAN GO	4.000%	9/14/2026	13,589	13,646
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/2028	1,015	1,026
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/2029	1,285	1,298
	Hudson County Improvement Authority Intergovernmental Agreement Revenue (Local Unit Loan Program)	4.000%	6/24/2026	4,400	4,407
	Jersey City Municipal Utilities Authority Water Revenue (Water Project)	5.000%	5/1/2026	24,900	24,900
	Medford Township NJ BAN GO	3.750%	9/23/2026	9,969	10,005
	Mendham Township NJ GO BAN	4.000%	10/23/2026	3,165	3,182
	Middle Township NJ BAN GO	4.000%	9/1/2026	10,900	10,940
	Moorestown Township School District GO	1.000%	8/1/2027	1,263	1,230
	Moorestown Township School District GO	1.750%	8/1/2028	1,285	1,249
	Moorestown Township School District GO	2.000%	8/1/2029	2,215	2,144
	Moorestown Township School District GO	2.000%	8/1/2030	2,200	2,097
	Moorestown Township School District GO	2.000%	8/1/2031	2,150	2,015
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	4,655	4,657
[2]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/2026	1,250	1,243
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	1,740	1,742
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	6,120	6,252
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	5,730	5,864
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2029	1,385	1,377
[8]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	4,960	4,915
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2030	175	176
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	1,230	1,232
30

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,110	1,138
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	100	103
[8]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,000	1,003
[8]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	1,840	1,844
	New Jersey Educational Facilities Authority CP	2.400%	6/9/2026	28,250	28,239
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	455	456
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,530	3,537
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,000	2,004
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	480	489
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,680	3,746
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	675	676
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	500	517
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,250	1,252
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,530	1,535
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	530	555
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	24,000	25,540
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,100	1,102
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	555	587
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,200	2,203
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/2026	1,140	1,140
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2026	4,685	4,684
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.250%	4/1/2027	980	981
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.300%	10/1/2027	980	982
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.900%	11/1/2027	1,505	1,497
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	860	863
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,015	1,016
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	5/1/2028	1,325	1,320
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.350%	10/1/2028	980	984
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	11/1/2028	32,800	32,712
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	4/1/2029	385	387
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	530	536
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.450%	10/1/2029	465	468
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2029	25,150	25,168
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.550%	4/1/2030	490	494
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	10/1/2030	365	368
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.100%	11/1/2030	3,185	3,160
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	4/1/2031	770	781
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/2031	785	796
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	2,035	2,035
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (701 Newark Avenue Project) PUT	3.150%	12/1/2028	1,090	1,092
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	7/1/2028	500	501
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.820%	5/1/2048	7,285	7,295
	New Jersey Infrastructure Bank Miscellaneous Revenue	4.000%	9/1/2030	135	135
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	630	619
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	690	659
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,125	1,128
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	2,810	2,603
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	805	746
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	15,210	15,251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	3,500	3,140
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	13,375	13,410
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	1,550	1,554
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	8,015	8,035
[1]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	3.770%	5/7/2026	135	135
[1,4,9]	New Jersey Transportation Trust Fund Authority Revenue TOB VRDO	3.710%	5/7/2026	17,772	17,772
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	2,435	2,440
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	815	848
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	750	795
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	1,060	1,141
	Newark NJ BAN GO	4.000%	9/23/2026	25,461	25,554
	Orange Township NJ BAN GO	4.000%	3/17/2027	9,680	9,750
	Paterson NJ GO	4.750%	3/1/2027	8,000	8,001
	Pemberton Township NJ BAN GO	4.000%	5/21/2026	3,630	3,632
	Plainfield NJ BAN GO	4.000%	8/5/2026	18,043	18,094
[2]	Spotswood Board of Education GO	2.375%	9/1/2029	485	470
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	150	150
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	590	615
31

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	500	520
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,425	3,553
	Union Beach Borough NJ GO	3.000%	2/15/2030	199	199
	Voorhees Township NJ BAN GO	4.000%	9/17/2026	19,204	19,289
	Warren Township School District GO	4.000%	7/8/2026	8,540	8,559
	West Orange NJ BAN GO	3.750%	11/3/2026	25,598	25,715
					495,301
New Mexico (0.6%)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	3.000%	7/1/2026	1,000	999
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	0.875%	10/1/2026	3,070	3,041
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	5,545	5,669
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	3,560	3,640
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	9,390	9,601
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	4,545	4,256
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	10,000	9,363
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	9,945	10,106
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	40	42
[1,4]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/7/2026	5,265	5,265
[1,4]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/7/2026	5,800	5,800
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/7/2026	17,720	17,720
[6]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	2.700%	9/1/2027	365	365
[6]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	2.750%	3/1/2028	375	375
[6]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	2.750%	9/1/2028	380	380
[6]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	2.850%	3/1/2029	385	385
[6]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	2.850%	9/1/2029	395	395
[6]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	2.950%	3/1/2030	810	809
[6]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	3.000%	9/1/2030	670	669
[6]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	3.100%	3/1/2031	595	594
[6]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	3.125%	9/1/2031	430	429
[6]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	3.250%	3/1/2032	300	299
[6]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	3.300%	9/1/2032	210	209
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	9/1/2026	960	960
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2026	2,605	2,605
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2026	4,000	4,000
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2026	475	475
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2027	575	585
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2028	650	671
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2029	850	888
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	11/1/2029	80	84
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	11/1/2030	200	212
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	13,730	14,594
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	4,295	4,307
	University of New Mexico College & University Revenue	2.750%	6/1/2030	3,000	2,923
[1]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	3.750%	5/1/2028	954	949
					113,664
New York (13.7%)
[1,3]	2026 Loan Holding-1 Revenue, SIFMA Municipal Swap Index yield + 0.880%	4.500%	10/1/2027	42,500	42,245
	Albany NY BAN GO	4.000%	3/19/2027	31,969	32,234
	Albany NY City School District BAN GO	4.000%	6/25/2026	1,738	1,740
[2]	Auburn Enlarged City School District GO	2.750%	6/15/2029	310	298
[1]	Austin TX Water & Wastewater System Water Revenue TOB VRDO	3.650%	5/7/2026	2,000	2,000
	Averill Park Central School District BAN GO	4.000%	6/18/2026	14,155	14,176
	Avon Central School District BAN GO	4.000%	6/26/2026	17,040	17,062
	Bath Central School District BAN GO	4.000%	6/26/2026	20,470	20,508
	Bay Shore Union Free School District GO	3.500%	6/18/2026	24,750	24,769
	Bayport-Blue Point Union Free School District GO	4.000%	6/24/2026	13,945	13,969
	Binghamton City School District BAN GO	4.000%	6/26/2026	19,397	19,425
	Board of Cooperative Educational Services for the Sole Supervisory District Miscellaneous Revenue RAN	4.250%	6/19/2026	4,200	4,204
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2026	1,000	1,002
32

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/2026	705	704
	Brunswick Central School District BAN GO	4.000%	6/25/2026	15,385	15,410
	Brutus NY BAN GO	4.000%	1/20/2027	1,660	1,666
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	10,785	10,718
[1]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2031	22,000	21,865
	Cape Vincent NY BAN GO	4.250%	8/20/2026	3,909	3,917
	Chautauqua County Capital Resource Corp. Electric Power & Light Revenue (NRG Energy Project) PUT	4.250%	4/3/2028	1,600	1,625
[2]	Cheektowaga-Maryvale Union Free School District GO	2.250%	6/15/2029	795	748
	Chenango Forks Central School District BAN GO	4.000%	6/25/2026	7,062	7,072
	Chittenango Central School District BAN GO	4.250%	7/10/2026	1,697	1,700
	Cobleskill-Richmondville NY Central School District BAN GO	4.000%	6/30/2026	1,500	1,502
	Cold Spring Harbor Central School District GO	3.500%	6/24/2026	7,500	7,507
	Colonie NY GO	1.000%	3/1/2028	1,600	1,535
	Colonie NY GO	1.000%	3/1/2029	805	754
	Colonie NY GO	1.000%	3/1/2030	1,620	1,480
	Colton-Pierrepont Central School District BAN GO	4.000%	6/25/2026	2,875	2,878
	Cortland Enlarged City School District BAN GO	4.000%	7/10/2026	18,290	18,315
	Duanesburg Central School District BAN GO	4.000%	6/24/2026	10,115	10,131
[2]	Dunkirk City School District GO	2.500%	6/15/2030	280	263
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	501
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,915	2,923
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,150	1,153
	Edmeston Central School District BAN GO	4.000%	7/23/2026	3,090	3,096
[8]	Fallsburg Central School District GO	2.250%	6/15/2030	420	388
	Farmingdale Union Free School District GO	3.375%	5/29/2026	13,500	13,506
	Fayetteville-Manlius Central School District BAN GO	4.000%	6/26/2026	29,700	29,746
[13]	Freddie Mac Pool	3.310%	1/1/2028	1,500	1,481
	Frontier Central School District BAN GO	4.000%	6/25/2026	43,000	43,073
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	600	606
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2028	300	311
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2029	125	132
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2031	715	775
	Granville Central School District BAN GO	4.000%	8/21/2026	9,000	9,025
[8]	Greenville Central School District GO	2.375%	6/15/2030	570	530
[2]	Greenwich Central School District GO	2.500%	6/15/2030	455	426
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	1,440	1,440
	Hempstead Union Free School District BAN GO	4.000%	7/9/2026	46,000	46,088
	Hempstead Union Free School District RAN GO	4.000%	6/30/2026	19,430	19,461
	Herricks Union Free School District GO	4.000%	6/18/2026	4,500	4,507
	Holland Patent Central School District BAN GO	3.500%	8/28/2026	1,197	1,200
	Holley NY Central School District BAN GO	4.000%	8/6/2026	806	808
	Homer Central School District BAN GO	4.000%	6/26/2026	23,685	23,709
	Horseheads Central School District BAN GO	4.000%	6/25/2026	61,500	61,596
	Ithaca NY BAN GO	4.250%	2/12/2027	3,300	3,318
	Johnson City NY BAN GO	4.000%	6/18/2026	20,649	20,657
	Kenmore-Tonawanda Union Free School District BAN GO	4.000%	8/7/2026	3,789	3,800
	Kingston City School District BAN GO	4.000%	7/2/2026	1,977	1,980
	Livonia Central School District BAN GO	4.000%	6/25/2026	26,607	26,648
	Lockport City School District BAN GO	4.000%	7/29/2026	2,569	2,575
	Long Beach NY BAN GO	4.000%	9/25/2026	14,726	14,791
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	440	443
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	21,775	21,639
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	46,090	46,119
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	7,195	7,181
[1]	Long Island Power Authority Electric Power & Light Revenue TOB VRDO	3.700%	5/7/2026	7,500	7,500
	Longwood Central School District Suffolk County GO	4.000%	6/18/2026	27,000	27,036
	Malone Central School District BAN GO	4.000%	8/7/2026	2,280	2,286
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2031	6,245	6,325
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	1,130	1,081
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	3,275	2,942
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,210	1,264
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	110	111
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,000	3,032
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	675	682
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	400	404
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	360	364
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	5,770	4,640
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	3,655	3,908
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.740%	5/7/2026	3,600	3,600
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.740%	5/7/2026	2,840	2,840
33

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,8]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.740%	5/7/2026	5,000	5,000
[1]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.870%	5/7/2026	7,150	7,150
	Middle Country Central School District At Centereach GO	4.000%	6/24/2026	13,500	13,522
	Minoa NY BAN GO	3.750%	8/21/2026	2,702	2,706
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/2029	4,825	4,833
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,045
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,045
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	750	758
	Moravia Central School District BAN GO	3.750%	6/25/2026	8,625	8,636
	Mount Sinai Union Free School District GO	4.000%	6/25/2026	11,325	11,342
[1,4]	MTA Hudson Rail Yards Trust Obligations Lease Revenue TOB VRDO	3.710%	5/7/2026	6,800	6,800
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/2029	465	464
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	5/1/2030	470	469
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.050%	11/1/2030	475	475
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	6,580	6,661
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	4,840	4,925
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	7,125	7,127
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	11,705	11,709
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	18,820	18,825
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	3,500	3,527
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	21,535	21,674
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	22,550	22,756
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	5,630	5,709
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	2,220	2,221
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	3,295	3,307
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	5,345	5,369
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	9,000	9,100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	9,315	9,465
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/2029	2,870	2,754
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	100,995	101,376
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2030	2,330	2,323
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	7,465	7,424
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	12,560	12,487
[1,4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	23,100	23,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	2,890	3,172
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.650%	5/7/2026	790	790
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.620%	5/7/2026	42,950	42,950
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2030	17,595	19,120
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2032	145	161
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2026	1,250	1,228
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2027	1,125	1,130
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2028	1,975	1,816
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2028	4,805	4,812
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2032	1,000	1,001
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	4.020%	5/7/2026	4,200	4,200
	New York NY GO	5.000%	2/1/2028	2,200	2,292
	New York NY GO	5.000%	2/1/2029	7,915	8,401
	New York NY GO	5.000%	8/1/2029	1,170	1,254
	New York NY GO	5.000%	8/1/2029	14,555	15,596
	New York NY GO	5.000%	2/1/2030	3,855	4,166
	New York NY GO	5.000%	8/1/2030	1,700	1,853
	New York NY GO	5.000%	8/1/2030	20,120	21,925
[1,4]	New York NY GO TOB VRDO	3.650%	5/7/2026	13,325	13,325
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2026	1,720	1,720
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	3,915	3,914
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	75	75
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	2,195	2,202
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	705	707
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	120	120
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2027	775	791
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	100	102
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	1,465	1,499
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	350	358
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	230	231
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2028	2,500	2,587
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2028	640	665
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,755	1,758
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	100	105
34

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2029	1,125	1,182
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2029	800	846
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	2,710	2,715
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	1,000	1,057
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	1,000	1,069
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	2,500	2,505
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	105	105
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	145	155
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	845	906
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2030	150	152
	New York State Dormitory Authority College & University Revenue VRDO	4.400%	5/7/2026	13,900	13,900
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	130	131
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	585	590
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	350	347
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,000	1,017
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	1,000	1,018
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,000	1,034
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	500	526
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.050%	11/15/2030	2,625	2,622
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.320%	11/15/2030	1,195	1,194
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,975	2,037
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.450%	11/15/2031	1,310	1,304
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2026	15,055	15,055
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/2028	13,000	12,518
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	40,000	42,751
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	5/7/2026	11,800	11,800
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	230	234
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.650%	5/7/2026	4,255	4,255
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	1,000	1,002
[8]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	1,975	1,979
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	120	121
[1,4]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	3.650%	5/7/2026	1,140	1,140
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/2029	3,520	3,541
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	1,310	1,311
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	245	246
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	640	643
	New York State Housing Finance Agency Income Tax Revenue PUT	3.450%	12/15/2030	350	353
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2031	1,000	975
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/2027	17,445	16,991
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	4,290	4,258
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	4,030	4,031
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	16,030	16,032
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	2,000	2,001
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.850%	5/1/2027	8,750	8,752
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	27,245	27,245
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	1,630	1,630
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/2028	40	40
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	1,320	1,321
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	7,480	7,483
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	55,270	55,405
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2029	7,825	7,849
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	4,785	4,793
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	71,830	72,032
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	2,195	2,204
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	9,750	9,753
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2029	72,425	72,538
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	23,425	23,429
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	4,195	4,205
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2030	11,210	11,221
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	5/1/2030	780	779
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	5/1/2030	870	870
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2030	30,315	30,343
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.300%	5/1/2030	1,540	1,546
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	5,885	5,929
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	22,845	22,867
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	940	940
35

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2031	14,275	14,307
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	8,050	8,079
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	2,145	2,156
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	2,575	2,596
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	970	977
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	8,783	8,783
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.650%	5/7/2026	2,145	2,145
[1,4,8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.720%	5/7/2026	15,870	15,870
[1,4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	25,840	25,840
[1,4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	18,000	18,000
[1,4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	14,595	14,595
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.970%	5/7/2026	22,500	22,500
	Norwich City School District BAN GO	4.000%	6/25/2026	26,298	26,333
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.070%	5/1/2026	24,700	24,700
	Odessa-Montour Central School District BAN GO	4.000%	8/27/2026	8,000	8,028
	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (UTICA College Project)	5.000%	7/1/2028	525	529
	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (UTICA College Project)	5.000%	7/1/2030	580	585
	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (UTICA College Project)	5.000%	7/1/2031	500	503
	Oneonta City School District BAN GO	4.000%	7/24/2026	3,500	3,508
[2]	Oriskany Central School District GO	2.250%	6/15/2029	280	265
	Oswego City School District BAN GO	4.000%	6/25/2026	18,940	18,966
	Peekskill City School District BAN GO	3.750%	6/26/2026	9,100	9,112
	Penn Yan Central School District BAN GO	4.000%	6/25/2026	21,634	21,670
	Pleasantville NY Union Free School District GO	2.750%	4/15/2030	275	267
	Poughkeepsie School District BAN GO	4.000%	6/23/2026	13,400	13,420
	Ravena Coeymans Selkirk Central School District BAN GO	4.000%	8/7/2026	1,558	1,562
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	6,000	6,160
	Rocky Point Union Free School District GO	3.750%	6/24/2026	3,190	3,194
	Sanford NY BAN GO	4.625%	3/12/2027	2,000	2,019
	Seaford Union Free School District GO	4.000%	5/20/2026	6,500	6,504
	Seneca Falls Central School District BAN GO	4.000%	7/2/2026	9,400	9,413
	Skaneateles Central School District NY BAN GO	3.750%	8/13/2026	1,899	1,904
[1,4]	Sleepy Hollow Local Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	9,928	9,927
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2029	100	101
	Starpoint Central School District BAN GO	4.000%	6/26/2026	14,580	14,599
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,000	1,002
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,059
[1,4]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	4.020%	5/7/2026	42,950	42,950
[1,4]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	4.020%	5/7/2026	47,500	47,500
	Thousand Islands Central School District BAN GO	4.000%	6/26/2026	3,440	3,444
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	220	225
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	10,720	10,717
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	19,035	19,051
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.650%	5/7/2026	1,100	1,100
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.650%	5/7/2026	10,000	10,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.650%	5/7/2026	2,085	2,085
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/2028	1,540	1,542
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/2027	1,000	1,002
	Troy NY BAN GO	4.000%	7/24/2026	13,495	13,529
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2027	500	511
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	2,000	2,043
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,125	1,148
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,000	1,019
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,980	4,050
	Tupper Lake Central School District BAN GO	4.000%	6/26/2026	3,860	3,866
	Unadilla Valley Central School District BAN GO	4.000%	6/26/2026	13,750	13,772
	Utica NY BAN GO	4.000%	8/28/2026	10,005	10,035
	Valhalla Union Free School District GO	2.750%	10/15/2029	255	249
	Valley Central School District BAN GO	4.000%	6/17/2026	4,755	4,761
	Valley Stream NY GO	5.250%	4/16/2027	1,297	1,314
	Vestal Fire District BAN GO	4.000%	8/7/2026	7,577	7,592
	Vestal NY Central School District BAN GO	4.000%	6/26/2026	10,050	10,066
	Wallkill NY BAN GO	4.000%	7/23/2026	22,699	22,738
	Wallkill NY Central School District BAN GO	4.000%	6/25/2026	1,215	1,217
	Waterville Central School District BAN GO	4.000%	8/7/2026	1,587	1,590
	Waverly Central School District BAN GO	4.000%	7/10/2026	2,265	2,268
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	100
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,940	1,941
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	5,500	5,731
36

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westhampton Beach Union Free School District BAN GO	4.000%	6/25/2026	1,370	1,372
	Whitesboro Central School District BAN GO	4.000%	6/26/2026	15,655	15,682
	Whitney Point Central School District BAN GO	4.000%	8/7/2026	1,809	1,812
					2,441,302
North Carolina (1.2%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	11,195	11,391
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	8,970	9,002
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	1,960	1,853
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	1,735	1,907
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2028	5,000	5,057
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	2,110	2,114
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,655	1,656
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2029	1,575	1,582
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	8,159	8,225
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,714	9,773
	Inlivian Local or Guaranteed Housing Revenue PUT	3.300%	11/1/2028	2,000	2,014
	Mecklenburg County NC GO	4.000%	4/1/2029	2,940	2,976
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	6/1/2028	900	899
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	6/1/2026	9,500	9,496
	North Carolina Central University College & University Revenue	5.000%	10/1/2026	1,020	1,021
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	7/1/2026	1,095	1,092
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2027	1,000	1,008
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	2,765	2,870
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	2,284	2,286
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,795	1,806
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,885	1,923
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.400%	10/1/2029	775	777
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	625	627
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	195	196
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.200%	11/1/2030	6,755	6,722
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.450%	11/1/2030	1,040	1,035
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.350%	1/1/2031	1,825	1,822
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.600%	1/1/2031	1,500	1,498
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	245	245
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/2028	360	361
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/2029	315	316
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/2029	140	140
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.550%	6/1/2026	13,800	13,793
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	26,465	28,364
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,887
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	805	807
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	3/1/2029	3,075	3,063
[1,4]	Raleigh NC Housing Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	5,150	5,150
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,305	2,309
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 1.050%	3.488%	12/1/2041	47,000	47,128
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	6,677	6,750
	Wilmington Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2028	1,725	1,724
					207,665
North Dakota (0.1%)
	Bismarck ND GO	3.000%	5/1/2028	750	748
	Bismarck ND GO	3.000%	5/1/2029	725	724
	Bismarck ND Water Revenue	3.000%	4/1/2028	525	523
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	11,140	11,142
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	415	418
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	200	202
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	500	511
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	250	257
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	250	261
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	450	469
	Horace ND GO	5.000%	5/1/2026	450	450
	Horace ND GO	5.000%	5/1/2028	480	495
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	3,000	3,001
	North Dakota Public Finance Authority Intergovernmental Agreement Revenue (Capital Financing Program)	4.000%	6/1/2032	1,450	1,447
					20,648
Ohio (2.3%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	570	577
	Akron City School District GO	4.000%	8/6/2026	5,350	5,365
	Akron OH GO	5.000%	12/1/2026	300	304
37

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Akron OH GO	5.000%	12/1/2030	100	109
	Akron OH Income Tax Revenue	5.000%	12/1/2031	1,000	1,001
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/2027	18,000	18,449
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	4,070	4,426
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2029	205	217
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2030	290	312
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,225	1,262
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	865	886
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	460	480
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,000	3,189
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	6,000	6,483
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,650	1,780
[1,2,11]	Cincinnati City School District GO TOB VRDO	3.740%	5/7/2026	5,000	5,000
	Cleveland Municipal School District GO	5.000%	12/1/2028	80	84
	Cleveland Municipal School District GO	5.000%	12/1/2030	150	163
	Cleveland OH (Cleveland Stadium Project) COP	5.000%	11/15/2026	160	162
	Cleveland OH GO	2.000%	12/1/2026	500	496
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2027	655	668
[1,4]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	3.710%	5/7/2026	7,500	7,500
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Country Ridge Apartments Project)	5.000%	12/1/2026	1,780	1,781
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2030	2,520	2,525
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	2,550	2,569
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.030%	11/1/2027	1,203	1,203
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	1,086	1,119
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.650%	7/1/2028	1,175	1,188
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.190%	6/1/2029	3,060	3,071
[1]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Easton Project)	5.000%	6/1/2028	730	741
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	1,900	1,915
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	5,630	5,673
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.320%	6/1/2026	4,535	4,537
	Dayton-Montgomery County Port Authority Local or Guaranteed Housing Revenue (Hom Flats at Forest Project) PUT	3.200%	7/1/2029	4,300	4,319
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2026	625	629
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	2,000	2,006
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	303
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	310	317
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	715	741
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	330	345
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	600	637
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	390	411
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,140	1,220
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.640%	5/7/2026	41,485	41,485
	Lake County OH BAN GO	3.750%	9/16/2026	5,300	5,316
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2026	300	301
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2027	240	243
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2027	240	245
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2028	370	380
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2028	290	300
	Lorain County OH BAN GO	4.000%	4/21/2027	2,625	2,646
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.220%	6/1/2028	1,305	1,307
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.100%	4/1/2029	970	971
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	250	251
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	295	296
	Middletown OH BAN GO	4.125%	6/24/2026	2,375	2,378
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	2,085	2,138
[8]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2026	250	253
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	4.375%	12/1/2030	260	263
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	15,725	15,870
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	27,055	26,655
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	8,215	8,168
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/2027	10,500	10,592
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	3.500%	4/1/2030	6,860	6,884
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2027	3,500	3,545
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2030	6,000	6,420
[1,4]	Ohio Health, Hospital, Nursing Home Revenue PUT TOB	3.800%	7/16/2026	3,245	3,245
38

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.850%	5/1/2026	19,195	19,195
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2027	750	754
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2028	370	380
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2026	100	101
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2027	425	434
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2016 Project)	5.000%	5/1/2029	315	314
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/2027	175	178
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/2026	1,465	1,448
[3]	Ohio Higher Educational Facility Commission College & University Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.850%	12/1/2042	5,000	4,980
	Ohio Higher Educational Facility Commission CP	0.000%	5/1/2026	12,000	12,000
	Ohio Higher Educational Facility Commission CP	0.000%	5/1/2026	23,375	23,374
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	645	646
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Community Pendleton Project) PUT	3.400%	2/1/2028	1,290	1,294
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Marsh Run Homes Project) PUT	3.200%	2/1/2029	4,200	4,218
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2028	125	132
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	9/1/2028	165	177
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2029	125	135
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	9/1/2029	125	137
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2030	130	144
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	9/1/2030	125	140
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Nelson Park Apartments Project) PUT	5.000%	3/1/2028	16,000	16,531
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	5,530	5,566
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/2027	1,310	1,315
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Tyler’s Creek Apartments Project) PUT	3.150%	2/1/2030	1,570	1,569
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	12/1/2026	2,980	2,997
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	6,824	6,845
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	1,930	1,935
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	11,250	11,534
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.680%	7/1/2028	255	252
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	10/1/2028	645	639
[1,4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.670%	5/7/2026	3,122	3,122
	Ottawa & Glandorf Local School District GO	3.000%	12/1/2030	295	293
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2031	1,805	1,984
[1,4]	Public Finance Authority Revenue TOB VRDO	3.680%	5/7/2026	24,950	24,950
	Richmond Heights OH BAN GO	4.500%	7/30/2026	1,100	1,103
[4]	Salem OH Miscellaneous Revenue (Salem Community Center Inc. Project) VRDO	3.690%	5/7/2026	680	680
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	2,490	2,493
	Springboro Community City School District BAN GO	4.000%	12/22/2026	9,490	9,547
	Summit County Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2029	2,100	2,084
[1,2]	Summit County Green Local School District Ad Valorem Property Tax Revenue TOB VRDO	3.740%	5/7/2026	3,750	3,750
	University of Akron College & University Revenue	5.000%	1/1/2031	1,595	1,596
	University of Akron College & University Revenue	5.000%	1/1/2032	120	120
[1,3]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.469%	6/1/2036	925	916
	Village of Glenwillow OH BAN GO	4.000%	7/8/2026	2,000	2,003
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	300	301
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	200	201
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	470	480
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	320	333
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	310	328
					411,963
Oklahoma (0.6%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/2026	1,025	1,031
	Carter County Public Facilities Authority Lease (Appropriation) Revenue (Plainview Public School Project)	5.000%	12/1/2026	1,000	1,011
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	1,175	1,190
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2026	1,150	1,154
39

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2028	1,305	1,363
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2030	1,000	1,080
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2029	1,000	1,006
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2030	1,000	1,005
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2031	1,900	1,910
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	5.000%	9/1/2026	1,840	1,849
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,100	1,914
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	2,000	1,761
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,095	1,822
	Oklahoma City OK GO	2.750%	3/1/2029	4,080	4,022
	Oklahoma City OK GO	4.000%	3/1/2030	4,355	4,361
	Oklahoma City Public Property Authority Hotel Occupancy Tax Revenue	5.000%	10/1/2028	1,265	1,267
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2026	650	652
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	965	980
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	675	693
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	805	835
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	1,000	1,045
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	1,125	1,177
[6]	Oklahoma County Independent School District No. 1 Putnam City GO	3.125%	5/1/2028	16,000	16,040
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	910	912
	Oklahoma Development Finance Authority Lease (Appropriation) Revenue	4.000%	12/1/2028	1,300	1,308
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Astoria Creek Project) PUT	3.150%	2/1/2028	1,375	1,376
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.550%	3/1/2027	165	164
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.550%	9/1/2027	250	249
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.650%	3/1/2028	375	373
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.700%	9/1/2028	275	274
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.750%	3/1/2029	270	269
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.750%	9/1/2029	285	284
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.800%	3/1/2030	250	248
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.800%	9/1/2030	295	292
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.850%	3/1/2031	300	294
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.900%	9/1/2031	200	195
	Oklahoma Housing Finance Agency Local Or Guaranteed Housing Revenue (Trinity Trails Project) PUT	3.200%	4/1/2028	750	750
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2029	13,000	12,990
[1,2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue TOB VRDO	3.720%	5/7/2026	10,000	10,000
[1,2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue TOB VRDO	3.720%	5/7/2026	5,625	5,625
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	105	107
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	175	181
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	165	173
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	195	206
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	200	213
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2032	165	176
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue (Catoosa Public Schools Project)	5.000%	9/1/2026	1,490	1,499
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	7/1/2026	10,875	10,894
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2026	845	849
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2030	1,210	1,249
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2026	1,100	1,107
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2027	220	226
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2028	310	325
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2029	380	406
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2030	590	640
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2031	215	236
					103,258
Oregon (0.2%)
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.200%	11/15/2029	470	470
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.450%	11/15/2030	310	310
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.950%	11/15/2031	1,270	1,269
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2028	400	419
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.740%	5/7/2026	4,000	4,000
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	1,915	2,034
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	9,945	10,155
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Verde Pines Project) PUT	3.100%	2/1/2028	867	868
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2028	1,285	1,287
[1,4]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	1,505	1,505
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	8,530	8,634
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	2,770	2,978
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	1,155	1,157
40

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2032	1,695	1,697
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2027	250	251
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/2026	135	135
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/2026	5	5
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2027	1,000	968
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2030	1,055	920
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2026	100	100
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2027	150	153
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,405	1,409
					40,724
Pennsylvania (3.6%)
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.600%	6/1/2029	360	360
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.900%	6/1/2030	785	783
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2026	420	420
[3]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	2.838%	2/1/2033	475	474
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	7,535	7,816
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	1,000	1,036
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	2,990	3,171
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.200%	11/15/2026	2,000	1,993
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	11/15/2047	99,905	99,230
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	585	617
	Allegheny County PA GO	5.000%	11/1/2029	2,785	2,815
[1]	Allegheny County Sanitary Authority Sewer Revenue TOB VRDO	3.700%	5/7/2026	3,295	3,295
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2026	950	950
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2030	30	32
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2027	360	366
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2026	520	523
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2030	630	670
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2031	500	536
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2026	470	472
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2027	580	586
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2026	250	251
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2027	1,475	1,502
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Pennswood Village Project)	5.000%	10/1/2030	250	254
[6]	Central Dauphin School District GO	5.000%	2/1/2027	2,500	2,541
[6]	Central Dauphin School District GO	5.000%	2/1/2028	3,500	3,636
[6]	Central Dauphin School District GO	5.000%	2/1/2029	1,500	1,591
[6]	Central Dauphin School District GO	5.000%	2/1/2030	2,100	2,264
[1]	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.650%	5/7/2026	31,985	31,985
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/2027	1,850	1,857
[1]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/2029	345	356
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/2027	525	526
[8]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2026	1,100	1,105
[8]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2027	1,675	1,714
[8]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2028	875	911
[8]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2029	925	977
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/2028	14	14
	Chichester School District GO	3.000%	10/15/2027	1,000	995
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	330	344
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	6,255	6,499
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/2028	1,000	1,000
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/2029	1,470	1,470
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/2030	1,100	1,100
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2026	295	295
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2028	280	289
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2030	325	342
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2032	505	538
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	4.250%	10/15/2026	565	339
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/2032	2,030	2,071
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	2.928%	3/1/2057	3,290	3,287
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	130	130
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	120	120
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	610	611
41

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	1,700	1,718
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue (Willow Valley Communities Project)	5.000%	12/1/2029	950	951
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue (Willow Valley Communities Project)	5.000%	12/1/2031	60	60
	Easton Area School District GO	4.000%	4/1/2027	190	192
	Easton Area School District GO	5.000%	4/1/2028	165	165
	Easton Area School District GO	5.000%	2/1/2031	420	430
	Easton Area School District GO	4.000%	4/1/2032	180	180
	Easton Area School District GO	4.000%	4/1/2033	140	140
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2027	520	523
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2028	1,095	1,100
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2030	1,205	1,210
	Exeter Township School District GO	5.000%	9/1/2029	1,700	1,812
	Exeter Township School District GO	5.000%	9/1/2030	1,105	1,196
[2]	Forest Area School District GO	3.000%	11/1/2030	410	408
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	1,005	1,065
[1]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/2027	3,136	3,137
	Lackawanna County PA TRAN GO	3.875%	12/31/2026	5,000	4,989
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2031	605	607
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2026	510	515
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2027	580	596
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2028	975	1,019
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2029	675	717
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	355	382
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2031	365	397
	Latrobe IDA College & University Revenue	5.000%	3/1/2029	150	154
	Latrobe IDA College & University Revenue	5.000%	3/1/2031	755	789
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2028	600	617
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2029	1,225	1,280
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2030	1,000	1,057
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2031	570	609
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2026	355	356
[1,4]	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.650%	5/7/2026	33,045	33,045
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,770	1,809
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,555	2,664
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	4.750%	5/1/2028	1,935	1,935
	Manheim Central School District GO	1.000%	5/1/2026	60	60
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	435	435
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	300	304
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	235	243
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	750	827
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	310	310
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	25	25
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,050	1,036
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,590	1,654
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	15	15
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2026	1,300	1,309
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2030	2,320	2,448
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2026	175	175
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2030	300	302
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	6,225	6,417
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	29,020	29,692
[2]	Newport PA School District GO	2.250%	8/15/2028	215	209
[8]	Newport PA School District GO	2.750%	8/15/2030	50	48
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,250	3,327
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	4,170	4,192
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2027	1,380	1,406
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2029	1,530	1,597
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2031	1,175	1,264
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,125	1,126
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	5,090	5,095
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	320	320
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	325	325
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	300	313
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	485	505
42

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	650	654
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	10,010	10,897
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2031	16,190	17,639
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2031	7,130	7,426
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	19,195	20,525
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.200%	11/15/2026	1,820	1,816
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	11/15/2047	30,285	30,177
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2027	310	316
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	175	175
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2030	650	665
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2030	210	210
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	235	235
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2031	935	935
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/2028	4,010	4,010
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (Ursinus College Project)	5.000%	11/1/2028	930	958
	Pennsylvania Higher Educational Facilities Authority CP	2.400%	6/2/2026	25,000	24,992
	Pennsylvania Higher Educational Facilities Authority CP	2.400%	6/10/2026	25,000	24,990
	Pennsylvania Higher Educational Facilities Authority CP	2.400%	7/9/2026	6,250	6,248
	Pennsylvania Higher Educational Facilities Authority CP	2.400%	7/16/2026	25,000	24,989
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.740%	5/7/2026	15,670	15,670
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2027	300	306
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/2027	330	324
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	1,000	1,040
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	10/1/2028	500	500
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	500	530
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	4/1/2030	500	539
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	9/1/2027	2,000	2,002
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	646	638
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	1,835	1,839
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	1,800	1,804
[1,4]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	9,335	9,335
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	510	511
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	1,720	1,740
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	255	258
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2030	125	127
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2031	1,020	1,032
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2032	760	770
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2026	4,235	4,257
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2029	1,000	1,009
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,500	2,546
[1]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/2029	450	453
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2026	140	140
	Philadelphia IDA College & University Revenue	5.000%	11/1/2026	850	857
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2027	305	313
[1,4]	Philadelphia PA IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	16,749	16,749
[1,2]	Philadelphia PA Water & Wastewater Revenue TOB VRDO	3.740%	5/7/2026	11,250	11,250
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2026	220	220
[2]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2030	265	286
	Pittsburgh School District GO	5.000%	9/1/2028	115	121
[10]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	1,130	1,019
[1,2,3]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.348%	9/1/2040	20,450	20,313
[1,4]	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.650%	5/7/2026	9,975	9,975
	Quaker Valley PA School District GO	3.000%	4/1/2030	340	340
	School District of Philadelphia (Housing Finance Program) GO	5.000%	9/1/2027	1,180	1,214
	School District of Philadelphia GO	5.000%	9/1/2027	2,910	2,931
	School District of Philadelphia GO	5.000%	9/1/2027	1,140	1,173
	School District of Philadelphia GO	5.000%	9/1/2028	1,352	1,362
	School District of Philadelphia GO	5.000%	9/1/2030	2,610	2,627
[2]	Scranton PA GO	5.000%	11/15/2027	385	396
[2]	Scranton PA GO	5.000%	11/15/2028	770	804
[2]	Scranton PA GO	5.000%	11/15/2029	625	662
	Scranton PA School District GO	5.000%	12/1/2027	1,400	1,442
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2026	455	459
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2026	500	504
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2027	205	211
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2028	500	523
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2029	425	451
43

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2029	525	557
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2030	555	596
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2031	780	849
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2031	660	717
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2032	715	782
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2026	160	160
[8]	State Public School Building Authority College & University Revenue	5.000%	10/1/2028	220	231
[8]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2026	685	690
[8]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2027	375	386
[8]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2027	325	334
[8]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2028	205	215
[8]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2029	125	133
[8]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2030	175	189
[8]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2031	235	256
[8]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2032	235	257
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	1,250	1,266
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2028	315	311
	Westmoreland County PA GO	5.000%	8/15/2028	1,000	1,047
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2028	1,000	1,029
[8]	Wilkes-Barre PA Area School District GO	5.000%	8/1/2027	1,240	1,258
[2]	Williamsport Area School District GO	2.500%	8/1/2029	515	499
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	3,375	3,451
					646,504
Puerto Rico (1.0%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	94,363	96,105
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	43,662	45,956
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	4,095	4,189
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,415	2,494
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	4,635	4,786
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	14,215	14,792
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	1,581	1,524
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	8,452	7,615
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	4,101	3,427
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	133	111
					180,999
Rhode Island (0.2%)
[2]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2027	600	617
[2]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2028	400	419
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2028	500	501
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2032	325	335
[2]	Rhode Island Health & Educational Building Corp. Appropriations Revenue	5.000%	5/15/2026	1,500	1,503
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2029	5,170	5,208
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2030	1,040	1,047
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,955	1,957
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	1,500	1,501
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	2,765	2,986
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	550	550
[8]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.250%	5/15/2029	1,000	1,012
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.300%	4/1/2028	950	954
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue (Rock Ridge Project) PUT	3.350%	4/1/2028	1,585	1,592
[7]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2027	4,450	4,454
[7]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/2027	6,980	6,982
					31,618
South Carolina (0.6%)
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	6,055	6,065
	Fort Mill School District No. 4 GO	3.000%	3/1/2027	3,875	3,875
	Orangeburg County Facilities Corp. Lease (Appropriation) Revenue	5.000%	12/1/2027	1,140	1,166
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	1,000	1,001
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2032	125	126
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2033	135	136
	Richland County School District No. 1/SC GO	3.150%	3/1/2027	1,000	998
44

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2027	495	502
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2028	300	311
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2029	440	466
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2031	300	328
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	575	587
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,000	1,042
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2029	1,185	1,186
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	325	338
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	3.875%	10/1/2030	2,250	2,250
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.000%	12/1/2030	1,670	1,674
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	2,345	2,349
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	6,000	6,560
[1,4]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	5/7/2026	9,655	9,655
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	5/7/2026	8,000	8,000
[1,8]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.740%	5/7/2026	2,820	2,820
[1,8]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.740%	5/7/2026	2,900	2,900
[1,2]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.740%	5/7/2026	24,000	24,000
[1,2]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.760%	5/7/2026	10,000	10,000
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	175	175
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	365	366
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	330	331
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	690	691
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	690	691
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	1,430	1,433
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	2,175	2,202
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	1,010	1,022
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/2027	1,750	1,750
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (Settlement Manor Apartments Project) PUT	5.000%	11/1/2027	935	962
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,065	3,100
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2027	3,485	3,469
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	705	706
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	2,430	2,434
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	490	499
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	1,000	1,040
	University of South Carolina College & University Revenue	5.000%	5/1/2031	1,445	1,474
	University of South Carolina College & University Revenue	5.000%	5/1/2032	2,145	2,187
					112,867
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,260	1,297
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	17,915	18,953
					20,250
Tennessee (3.1%)
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (One Westside Phase 2B Project) PUT	2.950%	5/1/2029	1,325	1,320
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	3.600%	6/1/2028	2,250	2,268
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	4,025	4,022
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.050%	4/1/2029	3,200	3,202
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	875	878
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,455	1,456
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	375	407
	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Lakewood Apartments Project) PUT	2.850%	4/1/2028	1,250	1,250
	Kingsport Tennessee Industrial Development Board Local or Guaranteed Housing Revenue (Stonecrest Apartments Project) PUT	2.950%	9/1/2028	2,950	2,941
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	700	708
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/2027	1,500	1,500
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	17,362	17,390
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	11,721	11,740
[1]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	6,470	6,419
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/2027	4,353	4,429
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/2026	300	300
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	2,000	2,004
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue PUT	2.700%	6/1/2029	625	617
45

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marshall County TN GO	2.500%	5/1/2030	355	344
	Memphis City Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	13,285	13,329
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2026	350	350
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2029	565	567
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	9,000	9,563
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	14,185	15,073
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	235	236
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,080	2,274
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	790	873
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	4,500	4,698
[1,4]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	5/7/2026	6,310	6,310
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Burning Tree Apartments Project) PUT	5.000%	10/1/2027	3,325	3,414
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Northview Project) PUT	3.600%	2/1/2028	6,000	6,057
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/2028	5,255	5,270
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.350%	12/1/2026	2,565	2,566
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	14,940	15,011
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	645	646
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	3,060	3,067
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	5,455	5,480
	Metropolitan Government Nashville & Davidson County Industrial Development Board Local or Guaranteed Housing Revenue (Trinity Lane Apartments Project) PUT	3.150%	7/1/2029	2,590	2,597
[1,2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue PUT TOB	3.770%	5/7/2026	9,100	9,100
[1,2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB VRDO	3.770%	5/7/2026	3,665	3,665
	Murfreesboro TN GO	2.000%	6/1/2026	5,750	5,742
	Nashville & Davidson County TN Metropolitan Government Water & Sewer CP	2.470%	5/14/2026	30,000	29,992
	Nashville & Davidson County TN Metropolitan Government Water & Sewer CP	2.520%	6/9/2026	22,000	21,993
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Revenue CP	2.700%	7/16/2026	30,000	30,000
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue	4.000%	4/1/2028	2,315	2,364
	Oak Ridge Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	1,940	1,943
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	13,645	14,746
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	1,070	1,088
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,040	2,125
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,400	2,543
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	3,210	3,449
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	2,555	2,775
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	41,280	43,301
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	3,165	3,368
	Tennergy Corp. TN Natural Gas Revenue	5.250%	12/1/2026	750	756
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/2027	975	1,000
	Tennergy Corp. TN Natural Gas Revenue	5.000%	6/1/2028	285	294
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/2028	1,100	1,145
	Tennergy Corp. TN Natural Gas Revenue	5.000%	6/1/2029	860	899
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/2029	2,000	2,107
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	56,920	57,668
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	46,950	49,527
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	7,935	8,432
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	7,450	7,497
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.625%	9/1/2026	5,800	5,842
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2026	200	202
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	11,470	11,576
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	49,665	51,119
[6]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	1/1/2027	130	130
[6]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.700%	7/1/2027	335	335
46

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.750%	1/1/2028	340	340
[6]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.800%	7/1/2028	250	250
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/2028	200	209
[6]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.850%	1/1/2029	375	375
[6]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.875%	7/1/2029	300	300
[6]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.950%	1/1/2030	220	220
[6]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	7/1/2030	115	115
[6]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.050%	1/1/2031	120	120
[6]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.100%	7/1/2031	375	375
[6]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.250%	1/1/2032	330	330
[6]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.300%	7/1/2032	375	375
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	3,235	3,266
					543,574
Texas (9.3%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	11,962	11,978
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/2028	3,570	3,601
[15]	Aldine Independent School District GO	4.000%	2/15/2030	1,175	1,176
	Amarillo TX Waterworks & Sewer System Water Revenue	3.000%	4/1/2027	1,000	1,000
[15]	Argyle Independent School District GO PUT	4.000%	8/15/2027	7,400	7,502
[15]	Argyle Independent School District GO PUT	4.000%	8/15/2028	5,230	5,346
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	390	391
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	510	534
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/2029	1,145	1,212
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	375	399
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/2030	1,450	1,561
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	295	319
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/2031	2,000	2,186
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2031	340	373
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2035	1,000	1,033
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	2,120	2,177
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	400	410
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2029	2,550	2,545
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/2027	15,090	15,193
	Austin TX Combined Utility Systems Revenue CP	2.580%	6/24/2026	26,500	26,500
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/2030	995	996
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2032	3,305	3,341
[6]	Bexar County Hospital District GO	5.000%	2/15/2027	1,550	1,575
[6]	Bexar County Hospital District GO	5.000%	2/15/2028	1,585	1,647
[6]	Bexar County Hospital District GO	5.000%	2/15/2029	1,825	1,928
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2028	485	481
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/2028	8,290	8,296
	Board of Regents of the University of Texas System CP	2.350%	6/2/2026	25,000	24,992
	Board of Regents of the University of Texas System CP	2.340%	6/10/2026	17,000	16,992
	Board of Regents of the University of Texas System CP	2.390%	7/7/2026	25,000	24,990
	Board of Regents of the University of Texas System CP	2.400%	7/7/2026	25,000	24,990
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/2026	8,455	8,461
[2]	Brownsville TX Utilities System Multiple Utility Revenue	5.000%	9/1/2027	1,490	1,501
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	1/1/2027	2,285	2,286
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	1/1/2027	550	550
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/2027	3,125	3,132
[10]	Cedar Hill Independent School District GO	0.000%	8/15/2026	3,570	3,537
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/2027	23,600	23,619
[9,16]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	2,435	2,414
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	23,240	24,854
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	1,285	1,292
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	990	1,012
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	1,000	1,046
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	1,375	1,462
[1]	Corpus Christi TX Utility System Water Revenue TOB VRDO	3.720%	5/7/2026	4,400	4,400
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/2030	103	104
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	545	551
	Dallas Fort Worth International Airport CP	2.500%	5/7/2026	31,550	31,546
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue (Waterford at Goldmark Project) PUT	3.300%	1/1/2028	6,415	6,438
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	842	846
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	1,665	1,686
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	1,403	1,441
[15]	Dallas Independent School District GO PUT	5.000%	2/15/2030	14,735	15,808
	Dallas TX GO	5.000%	2/15/2031	100	102
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2030	1,375	1,377
47

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	7,535	7,544
[1]	Decatur TX Special Assessment Revenue	4.500%	9/15/2030	194	195
[1]	Denton County TX Special Assessment Revenue	4.250%	12/31/2030	230	229
[1]	Denton County TX Special Assessment Revenue	4.750%	12/31/2030	234	233
[1,4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.900%	5/1/2026	8,281	8,281
[15]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	4,200	4,202
[15]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/2027	2,345	2,376
[15]	Ector County Independent School District GO PUT	4.000%	8/15/2027	6,810	6,905
[2]	El Paso County Hospital District GO	5.000%	2/15/2027	890	904
[2]	El Paso County Hospital District GO	5.000%	2/15/2028	1,515	1,570
[2]	El Paso County Hospital District GO	5.000%	8/15/2028	1,000	1,043
[2]	El Paso County Hospital District GO	5.000%	2/15/2029	1,695	1,790
[2]	El Paso County Hospital District GO	5.000%	2/15/2030	1,475	1,583
[2]	El Paso County Hospital District GO	5.000%	2/15/2031	1,025	1,115
	El Paso County TX GO	5.000%	2/15/2031	1,280	1,282
[6,15]	El Paso Independent School District GO	5.000%	8/15/2028	500	527
[6,15]	El Paso Independent School District GO	5.000%	8/15/2030	500	545
[6,15]	El Paso Independent School District GO	5.000%	8/15/2031	500	553
	El Paso TX Municipal Drainage Utility System Revenue CP	2.680%	7/15/2026	20,000	20,000
	El Paso TX Water & Sewer Revenue CP	2.700%	7/15/2026	12,500	12,500
[1,4]	El Paso TX Water & Sewer Water Revenue TOB VRDO	3.650%	5/7/2026	2,400	2,400
[2]	Fort Bend County Municipal Utility District No. 35 GO	4.000%	9/1/2031	200	200
	Fort Bend County TX GO	5.000%	3/1/2029	930	932
[15]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	5,075	5,035
[1]	Fort Worth TX Water & Sewer System Water Revenue TOB VRDO	3.650%	5/7/2026	10,000	10,000
[15]	Frisco Independent School District GO	0.000%	8/15/2026	4,690	4,650
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2027	550	562
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2029	300	317
[15]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/2026	1,200	1,191
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	17,945	18,507
[1]	Grand Parkway Transportation Corp. Highway Revenue TOB VRDO	3.650%	5/7/2026	4,750	4,750
[1]	Grand Parkway Transportation Corp. Highway Revenue TOB VRDO	3.740%	5/7/2026	6,000	6,000
[1,8]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	3.790%	5/7/2026	4,845	4,845
[8]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2028	1,175	1,219
[6,8]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2029	1,140	1,204
[6,8]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2030	1,305	1,399
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2028	1,635	1,669
[15]	Hardin-Jefferson Independent School District GO	2.000%	8/15/2028	390	378
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,000	1,001
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,000	1,060
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	1,000	1,001
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	555	556
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	13,505	13,679
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	1,000	1,046
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	4,580	4,840
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	2,750	2,986
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	3,000	3,278
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/7/2026	50,000	50,000
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.470%	7/1/2049	5,445	5,445
	Harris County Cultural Education Facilities Finance Corp.Electric Power & Light Revenue (Teco Project)	5.000%	11/15/2030	375	387
[1]	Harris County Hospital District GO TOB VRDO	3.650%	5/7/2026	7,410	7,410
	Harris County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	2,200	2,193
	Harris County TX Highway Revenue	5.000%	8/15/2028	1,500	1,510
[1]	Harris County TX Hospital District GO TOB VRDO	3.500%	5/1/2026	17,850	17,850
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2026	4,425	4,351
	HHA Fountainview PFC Local or Guaranteed Housing Revenue PUT	2.750%	10/1/2028	1,155	1,150
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	9,625	9,748
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/2028	1,850	1,863
	Houston Independent School District GO PUT	5.000%	7/15/2028	14,170	14,793
[2]	Houston TX Combined Utility System Water Revenue	0.000%	12/1/2026	3,825	3,761
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2029	22,705	22,720
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue TOB VRDO	3.650%	5/7/2026	1,500	1,500
[1,2]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue TOB VRDO	3.720%	5/7/2026	7,315	7,315
[1]	Houston TX Housing Finance Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/2026	16,202	16,202
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2027	1,700	1,717
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2029	1,915	1,944
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2027	500	501
[15]	Jarrell Independent School District GO	2.750%	8/15/2030	565	556
[1]	Justin TX Special Assessment Revenue	2.500%	9/1/2026	25	25
48

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2029	3,500	3,671
[15]	Katy Independent School District GO PUT	4.000%	8/15/2026	5,100	5,115
[2]	La Salle County TX GO	5.000%	3/1/2028	1,275	1,323
[2]	La Salle County TX GO	5.000%	3/1/2030	395	424
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	530	532
[1,4,15]	Lamar Consolidated Independent School District GO TOB VRDO	3.650%	5/7/2026	1,780	1,780
[1,15]	Lamar Consolidated Independent School District GO TOB VRDO	3.650%	5/7/2026	1,765	1,765
[1,15]	Lamar Consolidated Independent School District GO TOB VRDO	3.650%	5/7/2026	3,390	3,390
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2029	1,000	994
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	2.960%	4/1/2027	2,590	2,586
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	2,415	2,418
[15]	Lewisville Independent School District GO	4.000%	8/15/2026	12,160	12,171
[15]	Lewisville Independent School District GO	3.000%	8/15/2030	125	125
	Liberty County TX GO	6.000%	8/1/2028	1,685	1,806
	Liberty County TX GO	6.000%	8/1/2029	1,785	1,964
[1]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/2032	200	188
[15]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	5,000	5,003
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	19,855	20,563
[1]	Lower Colorado River Authority Electric Power & Light Revenue TOB VRDO	3.720%	5/7/2026	5,415	5,415
	Lubbock Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2028	420	418
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	22,100	22,222
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	5,900	5,902
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	2,500	2,501
[9]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	5,815	6,043
[15]	McKinney Independent School District GO	5.000%	2/15/2030	285	285
[15]	Medina Valley Independent School District GO PUT	2.850%	2/15/2029	555	554
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2027	4,030	4,038
[15]	Mesquite Independent School District GO	5.000%	8/15/2029	1,000	1,006
[1]	Midlothian TX Special Assessment Revenue	4.375%	9/15/2027	66	66
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2029	1,585	1,587
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2031	530	531
[15]	Navarro Independent School District GO PUT	4.000%	2/15/2028	3,395	3,468
[15]	New Caney Independent School District GO PUT	4.000%	8/15/2027	3,610	3,662
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	305	308
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	405	414
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	320	331
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	445	465
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2026	140	141
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2027	175	179
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2028	220	228
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2029	290	304
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2030	400	423
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	2,420	2,385
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.250%	10/1/2030	7,670	7,603
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	740	734
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	1,685	1,676
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	1,520	1,593
[15]	North East TX Independent School District GO PUT	3.750%	8/1/2027	4,130	4,165
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/2031	100	98
	North Texas Municipal Water District CP	2.730%	6/26/2026	20,000	20,000
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/2029	600	615
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2030	4,605	4,635
[15]	Northside Independent School District GO PUT	3.000%	8/1/2026	29,740	29,728
[15]	Northside Independent School District GO PUT	2.000%	6/1/2027	1,925	1,905
[15]	Northside Independent School District GO PUT	3.450%	8/1/2027	7,675	7,718
[15]	Northside Independent School District GO PUT	3.550%	6/1/2028	32,065	32,460
[1]	Northwest Independent School District GO TOB VRDO	3.650%	5/7/2026	4,000	4,000
[15]	Pasadena Independent School District GO PUT	3.230%	8/15/2027	57,685	57,812
[8]	Pearland TX GO	5.000%	3/1/2030	1,430	1,432
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2028	1,200	1,230
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2030	1,085	1,148
	Permanent University Fund - Texas A&M University System CP	2.350%	6/23/2026	25,000	24,992
	Permanent University Fund - Texas A&M University System CP	2.390%	7/1/2026	25,000	24,991
[1]	Pilot Point TX Special Assessment Revenue	5.000%	9/15/2030	250	255
49

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pilot Point TX Special Assessment Revenue	5.000%	9/15/2030	350	358
[1]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	100	103
	Plano TX GO	3.000%	9/1/2027	450	449
[15]	Port Neches-Groves TX Independent School District GO	2.750%	2/15/2030	670	665
	Potter County TX GO	3.000%	2/1/2028	500	499
[15]	Prosper Independent School District GO PUT	4.000%	8/15/2026	2,780	2,789
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/2028	10,088	10,090
[15]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	17,680	19,242
[15]	Round Rock Independent School District GO PUT	5.000%	8/1/2031	11,440	12,743
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2027	1,385	1,419
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2027	2,560	2,572
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	225	231
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/2027	800	803
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	330	339
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/2027	2,900	2,969
	San Antonio TX CP	2.640%	5/12/2026	72,945	72,935
	San Antonio TX CP	2.740%	5/12/2026	20,000	19,997
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	3,420	3,362
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	10,540	10,562
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	1,505	1,475
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	6,170	6,143
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	20,145	20,127
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	29,635	29,463
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	35,925	35,892
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	6,180	6,129
[15]	San Antonio TX Independent School District GO	5.000%	8/15/2030	115	116
	San Antonio Water System Water Revenue PUT	1.000%	11/1/2026	11,795	11,659
	Schertz TX GO	3.000%	2/1/2030	215	214
[15]	Sinton Independent School District GO PUT	4.000%	8/15/2026	2,000	2,006
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/2027	5,500	5,544
[15]	Snook Independent School District GO	2.750%	2/15/2030	390	387
[2]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	150	151
	Spring Independent School District GO	3.000%	8/15/2029	3,030	3,030
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	20,759	20,793
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	3,000	3,005
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	675	677
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	300	314
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,000	1,046
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2028	755	756
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2030	125	125
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2032	2,825	2,827
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2026	780	785
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2027	1,160	1,185
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2028	430	446
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2029	450	472
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	6,650	6,655
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	50,000	53,397
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2030	4,695	5,102
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.500%	5/1/2026	11,200	11,200
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.570%	5/1/2026	1,100	1,100
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	333	342
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	3,450	3,476
[1]	Tender Option Bond Trust Receipts/Certificates Water Revenue TOB VRDO	3.650%	5/7/2026	2,300	2,300
[1]	Terrell TX Special Assessment Revenue	4.375%	9/15/2032	500	504
[15]	Texarkana Independent School District GO PUT	4.000%	8/15/2026	315	316
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.000%	9/1/2026	235	236
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2026	3,750	3,751
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/2027	13,000	13,028
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	7,766	7,769
	Texas GO	5.000%	4/1/2032	1,490	1,492
	Texas GO PUT	2.800%	10/1/2030	23,000	22,876
	Texas GO VRDO	3.570%	5/6/2026	23,465	23,465
50

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO VRDO	3.570%	5/6/2026	9,730	9,730
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	715	725
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	15,930	16,253
[3]	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue, 67% of TSFR3M + 1.625%	4.086%	12/15/2026	2,765	2,766
[3]	Texas Municipal Gas Acquisition & Supply Corp. II Natural Gas Revenue, 67% of TSFR3M + 1.045%	3.506%	9/15/2027	2,310	2,315
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	6,130	6,203
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	10,455	10,758
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	6,590	6,871
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	1,000	1,050
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2027	750	758
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2027	820	829
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2026	260	260
[8]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2027	620	631
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2028	1,000	1,029
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/2027	1,765	1,772
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	2.800%	2/1/2027	492	491
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2027	6,625	6,651
	Texas Tech University CP	2.330%	7/20/2026	25,721	25,706
[1]	Texas Transportation Finance Corp. Highway Revenue TOB VRDO	3.650%	5/7/2026	1,250	1,250
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	15,475	15,500
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	5,070	5,113
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	1,910	1,911
[1]	Texas Water Development Board Water Revenue TOB VRDO	3.650%	5/7/2026	4,725	4,725
	THF Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.340%	2/1/2029	2,490	2,507
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/2027	3,925	3,933
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	9,700	9,758
[1,4]	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.850%	5/7/2026	4,940	4,940
	Travis County TX GO	5.000%	3/1/2027	3,000	3,017
	Travis County TX GO	4.000%	3/1/2030	845	846
	Trinity River Authority Water Revenue	5.000%	2/1/2028	65	65
[1,15]	Tuloso-Midway TX Independent School District GO TOB VRDO	3.500%	5/1/2026	2,325	2,325
	Victory Street Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,275	2,280
[15]	Winona Independent School District GO	2.750%	2/15/2030	580	573
					1,661,080
Utah (0.4%)
	Box Elder County UT School District GO	3.000%	7/15/2028	800	800
	Davis School District (Utah School Board Guaranty Program) GO	3.000%	6/1/2029	1,000	1,001
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2027	505	517
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2028	570	596
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2030	760	823
	Utah Associated Municipal Power Systems Electric Power & Light Revenue	5.000%	9/1/2029	125	130
[1]	Utah Charter School Finance Authority Charter School Aid Revenue (Renaissance Academy Project)	4.000%	6/15/2030	430	423
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	11,480	11,533
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/6/2026	14,675	14,675
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/2027	1,075	1,077
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.180%	2/1/2029	2,075	2,080
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2029	735	725
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.950%	4/1/2029	5,050	5,030
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2029	4,465	4,459
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	5,790	5,823
[1,4]	Utah Housing Corp. Mutlifamily Local or Guaranteed Housing Revenue TOB VRDO	3.670%	5/7/2026	1,248	1,248
[2]	Utah Transit Authority Intergovernmental Agreement Revenue	5.250%	6/15/2029	120	128
[1]	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue TOB VRDO	3.500%	5/1/2026	19,960	19,960
					71,028
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	5.000%	5/1/2028	250	253
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2026	495	493
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2030	1,000	970
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	5,000	5,006
					6,722
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	2,945	2,954
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	5,420	5,483
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2026	815	820
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2027	580	593
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2028	555	577
51

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2029	625	659
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2030	1,165	1,242
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2031	875	944
					13,272
Virginia (1.0%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	870	888
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	6/1/2027	1,790	1,790
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	1,775	1,896
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2027	2,495	2,495
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2029	1,010	1,005
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/2028	2,595	2,652
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	1,235	1,245
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/2027	2,375	2,387
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2029	6,735	6,765
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	3,255	3,270
[2]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	502
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2026	870	871
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	85	85
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/2027	4,195	4,229
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/2027	2,785	2,809
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	3.500%	12/1/2029	1,925	1,925
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/2026	2,075	2,075
[1,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.680%	5/7/2026	16,650	16,650
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.100%	12/1/2026	780	780
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/2028	5,648	5,684
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/2028	15,000	15,063
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2028	160	164
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2029	175	182
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2030	200	211
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2031	125	132
	Virginia Beach Development Authority Appropriations Revenue	4.000%	7/15/2027	100	100
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	2,260	2,272
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2030	1,005	941
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2026	550	551
	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/2027	4,335	4,220
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.550%	7/1/2026	415	415
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.550%	1/1/2027	490	488
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.600%	7/1/2027	520	517
[6]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.750%	7/1/2027	1,085	1,085
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.650%	1/1/2028	260	258
[6]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.800%	1/1/2028	1,900	1,900
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/2028	2,855	2,856
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.650%	7/1/2028	165	164
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.700%	7/1/2028	265	264
[6]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	7/1/2028	1,965	1,964
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	9/1/2028	6,100	6,102
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/2028	7,445	7,449
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.750%	1/1/2029	190	189
[6]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	1/1/2029	1,000	999
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	3/1/2029	275	275
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	4/1/2029	1,730	1,726
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/2029	10,585	10,597
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	6/1/2029	7,185	7,187
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.700%	7/1/2029	100	99
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.800%	7/1/2029	275	273
[6]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.950%	7/1/2029	1,175	1,174
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	9/1/2029	625	626
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	10/1/2029	5,900	5,892
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.750%	1/1/2030	175	174
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.950%	1/1/2030	275	271
[6]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2030	970	969
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.750%	7/1/2030	250	248
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.050%	7/1/2030	275	274
[6]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.100%	7/1/2030	560	560
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.800%	1/1/2031	460	450
[6]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.150%	1/1/2031	1,000	999
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.200%	1/1/2031	275	274
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	3/1/2031	840	831
52

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	7/1/2031	275	269
[6]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.200%	7/1/2031	1,000	999
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	7/1/2031	300	297
[6]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	1/1/2032	965	964
[6]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.350%	7/1/2032	625	624
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	14,760	14,756
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/2029	7,060	7,079
[1,4]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/7/2026	3,860	3,860
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	2,250	2,268
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.125%	10/1/2030	10,550	10,514
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/2027	2,375	2,395
					185,413
Washington (1.8%)
	Bellevue WA GO	3.000%	12/1/2026	980	980
[1]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB VRDO	3.800%	5/1/2026	9,495	9,495
[10]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2028	2,795	2,623
	Community Roots Housing Foundation Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	7,125	7,175
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	1,345	1,362
	King County Public Hospital District No. 1 GO	5.000%	12/1/2030	3,175	3,204
	King County Public Hospital District No. 1 GO	5.000%	12/1/2032	300	303
	King County Public Hospital District No. 2 GO	5.000%	12/1/2027	1,100	1,137
	King County Public Hospital District No. 2 GO	5.000%	12/1/2030	1,060	1,151
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.850%	1/1/2040	32,315	32,142
	Pierce County School District No. 320 Sumner GO	3.000%	12/1/2027	595	595
	Pierce County School District No. 343 GO	3.000%	12/1/2030	495	494
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/2032	1,550	1,571
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	5.000%	12/1/2029	1,950	2,038
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	4.000%	12/1/2032	2,970	2,988
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/2027	4,500	4,527
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/2030	4,220	4,284
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.870%	5/1/2045	14,575	14,508
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,000	1,008
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,000	1,008
[1]	Spokane County WA Airport Port, Airport & Marina Revenue TOB VRDO	3.770%	5/7/2026	8,525	8,525
	Spokane WA GO	3.500%	12/1/2028	1,615	1,615
	Spokane WA GO	4.000%	12/1/2029	1,535	1,536
[1]	Tacoma WA Electric System Electric Power & Light Revenue TOB VRDO	3.650%	5/7/2026	9,495	9,495
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	19,625	19,766
	Vancouver Housing Authority Local or Guaranteed Housing Revenue	5.000%	8/1/2029	200	208
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	5.000%	10/1/2027	1,055	1,063
	Washington COP	5.000%	7/1/2030	4,415	4,525
	Washington GO	5.000%	8/1/2029	100	101
	Washington GO	5.000%	8/1/2031	4,680	4,707
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	935	940
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	6,000	6,032
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,835	2,854
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	100	100
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,000	1,026
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	350	359
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	5,000	5,120
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	2,650	2,723
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	15	15
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	5,000	5,218
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	475	491
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,310	2,448
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	3,500	3,711
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,915	4,174
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	4,160	4,466
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,110	4,447
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	31,925	34,351
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	6,025	6,532
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,295	4,694
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,825	3,905
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	1,625	1,626
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	23,110	23,619
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2026	490	490
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	13,180	13,477
53

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2026	285	286
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.375%	1/1/2033	8,750	8,709
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.500%	1/1/2034	8,980	8,961
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/2026	420	420
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/2029	4,000	4,000
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	1,500	1,521
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2027	999	990
[1,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	3.670%	5/7/2026	2,230	2,230
[1,4]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.670%	5/7/2026	2,893	2,893
[1,4]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.670%	5/7/2026	3,325	3,325
[1,4]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.670%	5/7/2026	3,919	3,919
[1,4]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.670%	5/7/2026	2,744	2,744
[1]	Washington State Various Purpose GO TOB VRDO	3.650%	5/7/2026	9,500	9,500
					326,450
West Virginia (0.2%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	460	460
[2]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2026	250	250
[2]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2027	300	306
[2]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2029	170	180
[2]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2030	450	481
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	5,925	6,035
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.700%	6/1/2028	3,610	3,677
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	5,525	5,579
	West Virginia GO	5.000%	6/1/2026	125	125
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,300	1,301
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	900	901
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	750	760
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	5/7/2026	15,280	15,280
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,157	1,177
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	650	651
[8]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2027	365	373
[8]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2029	100	106
					37,642
Wisconsin (2.2%)
[2]	Beloit School District GO	3.000%	4/1/2030	405	397
	Brown County WI GO	2.750%	11/1/2030	310	302
	Dodge County WI GO	2.500%	8/1/2030	765	739
	Greenfield WI GO	2.500%	3/1/2030	525	509
	Hudson WI GO	3.000%	12/1/2030	375	375
[8]	Milwaukee WI GO	5.000%	12/1/2026	3,750	3,799
	Milwaukee WI GO	5.000%	12/1/2026	2,735	2,769
[8]	Milwaukee WI GO	5.000%	12/1/2027	1,000	1,036
	Milwaukee WI GO	5.000%	12/1/2027	1,000	1,034
	Milwaukee WI GO	5.000%	4/1/2028	1,285	1,339
[8]	Milwaukee WI GO	5.000%	4/1/2028	1,315	1,373
[8]	Milwaukee WI GO	5.000%	12/1/2028	3,755	3,952
	Milwaukee WI GO	5.000%	12/1/2028	2,745	2,888
	Milwaukee WI GO	5.000%	12/1/2029	2,750	2,940
	Milwaukee WI GO	5.000%	12/1/2030	2,755	2,988
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2030	150	146
	Milwaukee WI Sewerage System Sewer Revenue	4.000%	6/1/2031	250	250
	Mount Pleasant WI GO	2.750%	5/1/2030	360	352
	Onalaska WI GO	2.300%	10/1/2030	355	339
	Oregon WI School District GO	2.700%	3/1/2027	1,075	1,067
	Platteville School District GO	3.000%	3/1/2030	60	60
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue (Anticipation Notes Program)	5.000%	9/24/2026	9,105	9,174
[1]	Public Finance Authority Charter School Aid Revenue	4.125%	6/15/2029	215	212
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2030	305	306
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2033	1,050	1,043
54

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2026	245	245
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2027	435	436
	Public Finance Authority College & University Revenue	5.000%	6/1/2027	160	162
	Public Finance Authority College & University Revenue	5.000%	4/1/2028	1,025	1,046
	Public Finance Authority College & University Revenue	5.000%	6/1/2028	120	123
	Public Finance Authority College & University Revenue	5.000%	4/1/2029	1,155	1,190
	Public Finance Authority College & University Revenue	5.000%	6/1/2029	170	176
	Public Finance Authority College & University Revenue	5.250%	10/1/2029	1,825	1,848
	Public Finance Authority College & University Revenue	5.000%	6/1/2030	360	375
	Public Finance Authority College & University Revenue	5.250%	10/1/2030	1,925	1,947
	Public Finance Authority College & University Revenue	5.000%	6/1/2031	615	644
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2028	3,910	3,916
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	12,615	12,618
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	485	492
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	245	244
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,025	2,028
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	500	521
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	700	743
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2027	290	297
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2028	380	396
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.000%	6/1/2026	1,000	1,002
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.000%	6/1/2030	1,000	1,072
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	4,965	5,074
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	15,004	15,017
	Public Finance Authority Intergovernmental Agreement Revenue PUT	3.625%	6/15/2031	7,410	7,372
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2030	230	238
[1,3]	Public Finance Authority Local or Guaranteed Housing Revenue, 67% of SOFR + 1.150%	3.582%	12/1/2068	64,060	64,079
	Sussex WI GO	3.000%	6/1/2030	295	294
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	17,180	18,679
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/2027	2,630	2,633
	West Bend WI GO	2.500%	3/1/2030	570	550
[6]	Wisconsin GO	5.000%	5/1/2030	1,215	1,296
[6]	Wisconsin GO	5.000%	5/1/2031	1,025	1,110
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,880	1,883
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,930	1,952
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,220	1,246
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	125	127
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,305	1,346
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	980	980
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,650	1,727
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	3,885	4,082
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	17,615	18,510
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	400	406
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,175	1,244
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	200	208
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,000	1,065
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,115	1,184
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/15/2029	12,720	12,736
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	4,575	4,580
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,715	2,897
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,490	2,692
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,310	1,311
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	2,855	3,084
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	280	296
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,000	1,001
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	2,380	2,418
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	3,260	3,270
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	3,875	3,887
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/2026	11,125	11,182
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	4,000	4,248
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	6,935	7,346
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	12,775	13,713
[1,4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/1/2026	14,161	14,161
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	3.800%	8/15/2054	7,740	7,729
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/2029	325	325
[1]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collaboration Inc. Project)	5.000%	8/1/2027	3,500	3,509
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.500%	9/1/2031	1,485	1,507
55

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	1,675	1,676
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	490	490
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.050%	5/3/2027	7,305	7,302
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	10,190	10,231
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2028	6,400	6,405
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/2026	1,031	1,036
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/2026	7,500	7,586
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/2027	1,625	1,648
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	34,797	34,964
					396,442
Wyoming (0.0%)
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/2028	700	731
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2026	105	105
					836
Total Tax-Exempt Municipal Bonds (Cost $17,520,695)					17,556,441
				Shares
Temporary Cash Investments (2.3%)
Investment Company (2.3%)
[17]	Vanguard Municipal Low Duration Fund (Cost $402,837)	3.451%		40,283,697	402,837
Total Investments (101.0%) (Cost $17,923,532)					17,959,278
Other Assets and Liabilities—Net (-1.0%)					(172,102)
Net Assets (100%)					17,787,176
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $2,934,920, representing 16.5% of net assets.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Non-income-producing security—security in default.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Securities with a value of $1,428 have been segregated as initial margin for open futures contracts.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
17	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
56

Ultra-Short-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	June 2026	(835)	(90,043)	467

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
5/26/2026	MSBNA	40,000	Buy	5-Year MMD AAA General Obligation Scale	2.280%	(721)	—	(721)
9/23/2026	JPMC	36,000	Buy	5-Year MMD AAA General Obligation Scale	2.630%	(226)	—	(226)
						(947)	—	(947)
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
57

Ultra-Short-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $17,520,695)	17,556,441
Affiliated Issuers (Cost $402,837)	402,837
Total Investments in Securities	17,959,278
Investment in Vanguard	426
Cash Collateral Pledged—Over-the-Counter Swap Contracts	560
Receivables for Investment Securities Sold	35,169
Receivables for Accrued Income	204,109
Receivables for Capital Shares Issued	8,739
Other Assets	520
Total Assets	18,208,801
Liabilities
Due to Custodian	997
Payables for Investment Securities Purchased	377,372
Payables for Capital Shares Redeemed	30,121
Payables for Distributions	11,368
Payables to Vanguard	677
Variation Margin Payable—Futures Contracts	143
Unrealized Depreciation—Over-the-Counter Swap Contracts	947
Total Liabilities	421,625
Net Assets	17,787,176
At April 30, 2026, net assets consisted of:

Paid-in Capital	17,867,322
Total Distributable Earnings (Loss)	(80,146)
Net Assets	17,787,176

Investor Shares—Net Assets
Applicable to 40,773,005 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	646,615
Net Asset Value Per Share—Investor Shares	$15.86

Admiral™ Shares—Net Assets
Applicable to 1,080,816,993 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,140,561
Net Asset Value Per Share—Admiral Shares	$15.86

See accompanying Notes, which are an integral part of the Financial Statements.
58

Ultra-Short-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1]	276,296
Total Income	276,296
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,124
Management and Administrative—Investor Shares	442
Management and Administrative—Admiral Shares	5,921
Marketing and Distribution—Investor Shares	26
Marketing and Distribution—Admiral Shares	449
Custodian Fees	25
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	34
Trustees’ Fees and Expenses	5
Other Expenses	8
Total Expenses	8,040
Expenses Paid Indirectly	(25)
Net Expenses	8,015
Net Investment Income	268,281
Realized Net Gain (Loss)
Investment Securities Sold[1]	15,199
Futures Contracts	(2,310)
Swap Contracts	1,605
Realized Net Gain (Loss)	14,494
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(33,181)
Futures Contracts	332
Swap Contracts	(947)
Change in Unrealized Appreciation (Depreciation)	(33,796)
Net Increase (Decrease) in Net Assets Resulting from Operations	248,979
1	Interest income from an affiliated company of the fund was $3,216. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Ultra-Short-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	268,281	499,971
Realized Net Gain (Loss)	14,494	28,826
Change in Unrealized Appreciation (Depreciation)	(33,796)	64,003
Net Increase (Decrease) in Net Assets Resulting from Operations	248,979	592,800
Distributions
Investor Shares	(9,133)	(17,117)
Admiral Shares	(258,198)	(480,749)
Total Distributions	(267,331)	(497,866)
Capital Share Transactions
Investor Shares	66,386	96,021
Admiral Shares	995,188	2,121,407
Net Increase (Decrease) from Capital Share Transactions	1,061,574	2,217,428
Total Increase (Decrease)	1,043,222	2,312,362
Net Assets
Beginning of Period	16,743,954	14,431,592
End of Period	17,787,176	16,743,954

See accompanying Notes, which are an integral part of the Financial Statements.
60

Ultra-Short-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.87	$15.78	$15.51	$15.44	$15.89	$15.93
Investment Operations
Net Investment Income[1]	.239	.497	.503	.352	.141	.105
Net Realized and Unrealized Gain (Loss) on Investments	(.011)	.088	.266	.073	(.447)	(.039)
Total from Investment Operations	.228	.585	.769	.425	(.306)	.066
Distributions
Dividends from Net Investment Income	(.238)	(.495)	(.499)	(.355)	(.144)	(.106)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.238)	(.495)	(.499)	(.355)	(.144)	(.106)
Net Asset Value, End of Period	$15.86	$15.87	$15.78	$15.51	$15.44	$15.89
Total Return[2]	1.44%	3.76%	5.01%	2.77%	-1.93%	0.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$647	$581	$482	$543	$705	$963
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.03%	3.14%	3.20%	2.26%	0.90%	0.66%
Portfolio Turnover Rate	22%	74%	91%	85%	96%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
61

Ultra-Short-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.87	$15.78	$15.51	$15.44	$15.89	$15.93
Investment Operations
Net Investment Income[1]	.245	.510	.516	.365	.156	.117
Net Realized and Unrealized Gain (Loss) on Investments	(.011)	.088	.266	.073	(.450)	(.039)
Total from Investment Operations	.234	.598	.782	.438	(.294)	.078
Distributions
Dividends from Net Investment Income	(.244)	(.508)	(.512)	(.368)	(.156)	(.118)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.244)	(.508)	(.512)	(.368)	(.156)	(.118)
Net Asset Value, End of Period	$15.86	$15.87	$15.78	$15.51	$15.44	$15.89
Total Return[2]	1.48%	3.85%	5.10%	2.85%	-1.86%	0.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,141	$16,163	$13,950	$15,535	$19,094	$22,119
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.11%	3.22%	3.28%	2.34%	0.99%	0.73%
Portfolio Turnover Rate	22%	74%	91%	85%	96%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
62

Ultra-Short-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ultra-Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2026, the fund’s average amount of investments in MMD Rate Locks represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
63

Ultra-Short-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $426,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2026, custodian fee offset arrangements reduced the fund’s expenses by $25,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
64

Ultra-Short-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	17,556,441	—	17,556,441
Temporary Cash Investments	402,837	—	—	402,837
Total	402,837	17,556,441	—	17,959,278
Derivative Financial Instruments
Assets
Futures Contracts[1]	467	—	—	467
Liabilities
Swap Contracts	—	(947)	—	(947)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,923,792
Gross Unrealized Appreciation	66,743
Gross Unrealized Depreciation	(31,737)
Net Unrealized Appreciation (Depreciation)	35,006
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $134,601,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2026, the fund purchased $3,093,070,000 of investment securities and sold $2,893,378,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2026, such purchases were $152,940,000 and sales were $109,880,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	218,940	13,769	305,477	19,320
Issued in Lieu of Cash Distributions	8,046	506	15,227	963
Redeemed	(160,600)	(10,110)	(224,683)	(14,213)
Net Increase (Decrease)—Investor Shares	66,386	4,165	96,021	6,070
Admiral Shares
Issued	2,933,587	184,606	5,538,357	350,300
Issued in Lieu of Cash Distributions	194,159	12,221	357,212	22,584
Redeemed	(2,132,558)	(134,227)	(3,774,162)	(238,710)
Net Increase (Decrease)—Admiral Shares	995,188	62,600	2,121,407	134,174
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
65

Ultra-Short-Term Tax-Exempt Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2026, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q412 062026
66

Financial Statements
For the six-months ended April 30, 2026
Vanguard Municipal Money Market Fund

Contents
Financial Statements	1

Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tender Option Bond (40.6%)
[1]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	1,965	1,965
[1,2,3]	Allegheny County Airport Authority Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	2,665	2,665
[1,3]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	11,400	11,400
[1,3]	Allen County OH Hospital Facilities Revenue TOB	3.650%	5/7/2026	8,650	8,650
[1,4]	Alvin TX Independent School District GO TOB	3.650%	5/7/2026	2,930	2,930
[1]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	9,570	9,570
[1]	Arizona IDA Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	3,575	3,575
[1]	Arizona IDA Multifamily Housing Revenue TOB	3.720%	5/7/2026	30,100	30,100
[1,3]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.680%	5/1/2026	45,080	45,080
[1]	Atlanta Airport Port, Airport & Marina Revenue TOB	3.560%	5/1/2026	11,250	11,250
[1]	Atlanta Airport Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	7,075	7,075
[1]	Atlanta GA Airport Port, Airport & Marina Revenue TOB	3.760%	5/7/2026	1,800	1,800
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.500%	5/1/2026	15,000	15,000
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.650%	5/7/2026	4,000	4,000
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	3,335	3,335
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	8,000	8,000
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	9,185	9,185
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.700%	5/7/2026	13,125	13,125
[1]	Atlanta GE Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	5,000	5,000
[1]	Aubrey TX GO TOB	3.650%	5/7/2026	7,820	7,820
[1]	Austin Community College District GO TOB	3.650%	5/7/2026	4,250	4,250
[1]	Austin TX Electric Utility Electric Power & Light Revenue TOB	3.650%	5/7/2026	5,335	5,335
[1]	Austin TX Electric Utility Revenue Electric Power & Light Revenue TOB	3.700%	5/7/2026	8,595	8,595
[1,3]	Austin TX Water & Wastewater System Water Revenue TOB	3.650%	5/7/2026	2,930	2,930
[1]	Bend OR GO TOB	3.650%	5/7/2026	4,000	4,000
[1]	Bexar County Hospital District GO TOB	3.500%	5/1/2026	29,340	29,340
[1]	Bexar County TX GO TOB	3.650%	5/7/2026	9,720	9,720
[1,3]	Bowling Green KY Indivial Building Revenue PUT TOB	3.800%	7/9/2026	17,405	17,405
[1,3]	Broward County FL Airport System Port, Airport & Marina Revenue TOB	3.660%	5/7/2026	62,695	62,695
[1,3]	Broward County FL Airport System Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	3,445	3,445
[1]	Broward County FL Convention Center Hotel Revenue Economic Development Revenue TOB	3.570%	5/1/2026	5,600	5,600
[1,3]	Broward County FL School District GO TOB	3.670%	5/7/2026	18,745	18,745
[1,3]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.770%	5/7/2026	15,435	15,435
[1,3,5]	Brunswick City School District GO TOB	3.650%	5/7/2026	2,750	2,750
[1,3]	Burke County GA Development Authority Pollution Control Revenue TOB	3.670%	5/7/2026	43,150	43,150
[1,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	3.680%	5/7/2026	18,000	18,000
[1,3]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.640%	5/7/2026	19,300	19,300
[1]	California State Public Works Board Lease (Abatement) Revenue TOB	3.650%	5/7/2026	2,300	2,300
[1,4]	Canton TX Independent School District GO TOB	3.650%	5/7/2026	2,665	2,665
[1,4]	Canutillo TX Independent School District GO TOB	3.650%	5/7/2026	3,155	3,155
[1,3]	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.740%	5/7/2026	4,505	4,505
[1,3]	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.750%	5/7/2026	7,205	7,205
[1,3]	Capital Area Housing Finance Corp.Texas Multifamily Housing Revenue TOB	3.670%	5/7/2026	29,040	29,040
[1,3,5]	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue TOB	3.670%	5/7/2026	3,365	3,365
[1,3]	Charleston County Airport District Port, Airport & Marina Revenue TOB	3.660%	5/7/2026	6,300	6,300
[1]	Charlotte NC Airport Port, Airport & Marina Revenue TOB	3.650%	5/7/2026	4,320	4,320
[1]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue TOB	3.650%	5/7/2026	11,860	11,860
[1]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue TOB	3.700%	5/7/2026	2,000	2,000
[1,3,5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	5,940	5,940
[1,3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	5,615	5,615
[1,3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	3,745	3,745
[1,3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB	3.650%	5/7/2026	9,875	9,875
[1]	Clark County NV GO TOB	3.650%	5/7/2026	3,275	3,275
[1]	Clark County NV Water Reclamation District GO TOB	3.500%	5/1/2026	23,580	23,580
[1]	Clark County Water Reclamation District GO TOB	3.650%	5/7/2026	5,135	5,135
[1,4]	Clifton Higher Education Finance Corp. Charter School Aid Revenue TOB	3.650%	5/7/2026	4,820	4,820
[1]	Clovis Unified School District GO TOB	3.630%	5/7/2026	2,500	2,500
[1]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	3,715	3,715
1

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Colorado Springs Multiple Utility Revenue TOB	3.650%	5/7/2026	3,750	3,750
[1,2,3]	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/7/2026	3,650	3,650
[1,3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue TOB	3.660%	5/7/2026	10,100	10,100
[1,3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue TOB	3.660%	5/7/2026	430	430
[1,3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue TOB	3.660%	5/7/2026	7,500	7,500
[1,3]	Columbus-Franklin County OH Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	10,630	10,630
[1,2,3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue TOB	3.650%	5/7/2026	5,410	5,410
[1]	Commonwealth of Massachusetts GO TOB	3.620%	5/7/2026	6,250	6,250
[1]	Commonwealth of Massachusetts GO TOB	3.640%	5/7/2026	7,335	7,335
[1]	Commonwealth of Massachusetts GO TOB	3.650%	5/7/2026	3,000	3,000
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.530%	5/1/2026	10,740	10,740
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	5,710	5,710
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	6,755	6,755
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	1,500	1,500
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	10,000	10,000
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	7,300	7,300
[1,3]	Connecticut State Health & Educational Facilities Authority College & University Revenue TOB	3.500%	5/1/2026	40,305	40,305
[1,3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/7/2026	4,585	4,585
[1,4]	Conroe Independent School District GO TOB	3.650%	5/7/2026	2,850	2,850
[1,4]	Crowley Independent School District GO TOB	3.650%	5/7/2026	4,800	4,800
[1,4]	Crowley Independent School District GO TOB	3.650%	5/7/2026	2,000	2,000
[1,4]	Cypress-Fairbanks Independent School District GO TOB	3.650%	5/7/2026	4,610	4,610
[1]	Dallas Area Rapid Transit Sales Tax Revenue TOB	3.650%	5/7/2026	2,370	2,370
[1,4]	Dallas Independent School District GO TOB	3.650%	5/7/2026	3,500	3,500
[1,2]	DeKalb County GA Water & Sewer Water Revenue TOB	3.650%	5/7/2026	5,500	5,500
[1,2]	DeKalb County GA Water & Sewer Water Revenue TOB	3.660%	5/7/2026	11,990	11,990
[1]	DeKalb County GA Water & Sewerage Water Revenue TOB	3.650%	5/7/2026	7,500	7,500
[1]	DeKalb County GA Water & Sewerage Water Revenue TOB	3.650%	5/7/2026	5,205	5,205
[1]	DeKalb County GA Water & Sewerage Water Revenue TOB	3.650%	5/7/2026	10,195	10,195
[1]	DeKalb County GA Water & Sewerage Water Revenue TOB	3.650%	5/7/2026	8,550	8,550
[1,3]	Delaware County Capital Resource Corp. Health, Hospital, Nursing Home Revenue TOB	3.670%	5/7/2026	11,815	11,815
[1,4]	Denton Independent School District GO TOB	3.640%	5/7/2026	2,800	2,800
[1]	Denver City & County School District No. 1 GO TOB	3.650%	5/7/2026	5,000	5,000
[1]	Denver CL City & County School District No. 1 GO TOB	3.650%	5/7/2026	10,000	10,000
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.600%	5/1/2026	2,625	2,625
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	3,380	3,380
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	4,800	4,800
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	3,750	3,750
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	5,660	5,660
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	21,660	21,660
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	8,510	8,510
[1,3]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.700%	5/7/2026	8,890	8,890
[1,3]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.700%	5/7/2026	30,150	30,150
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.700%	5/7/2026	12,865	12,865
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.720%	5/7/2026	3,240	3,240
[1]	Denver CO City & County Hotel Occupancy Tax Revenue TOB	3.650%	5/7/2026	4,000	4,000
[1]	Denver CO City & County Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	20,615	20,615
[1]	Deschutes County Administrative School District No. 1 Bend-La Pine GO TOB	3.650%	5/7/2026	4,255	4,255
[1]	Detroit MI Regional Convention Facility Authority Special Tax Revenue TOB	3.670%	5/7/2026	32,075	32,075
[1]	District of Columbia GO TOB	3.800%	5/1/2026	3,165	3,165
[1,3]	District of Columbia GO TOB	3.650%	5/7/2026	4,100	4,100
[1]	District of Columbia GO TOB	3.650%	5/7/2026	8,680	8,680
[1,3]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.700%	5/1/2026	76,000	76,000
[1,3]	District of Columbia Housing Finance Agency Revenue TOB	3.740%	5/7/2026	9,500	9,500
[1]	District of Columbia Water & Sewer Authority Water Revenue TOB	3.650%	5/7/2026	2,410	2,410
[1,3]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue TOB	3.660%	5/7/2026	4,435	4,435
[1,2,3]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue TOB	3.650%	5/7/2026	3,080	3,080
[1,3]	East Alabama Health Care Authority Health Care Facilities Health, Hospital, Nursing Home Revenue TOB	3.740%	5/1/2026	19,570	19,570
[1,3,5]	Eastern Michigan University College & University Revenue TOB	3.530%	5/1/2026	20,000	20,000
[1]	El Paso TX Water & Sewer Water Revenue TOB	3.650%	5/7/2026	5,000	5,000
[1,3]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.680%	5/1/2026	4,515	4,515
[1]	Everett WA Water & Sewer Water Revenue TOB	3.650%	5/7/2026	3,890	3,890
[1,6]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue TOB	3.640%	5/7/2026	73,005	73,005
[1,6]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue TOB	4.270%	5/7/2026	10,900	10,900
[1]	Florida Department of Transportation Turnpike System Highway Revenue TOB	3.650%	5/7/2026	3,750	3,750
[1,3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.680%	5/7/2026	17,085	17,085
[1,4]	Forney Independent School District GO TOB	3.650%	5/7/2026	2,000	2,000
[1]	Fort Lauderdale City FL Water & Sewer Water Revenue TOB	3.650%	5/7/2026	5,625	5,625
[1]	Fort Lauderdale FL Water & Sewer Water Revenue TOB	3.650%	5/7/2026	4,695	4,695
[1]	Fort Lauderdale FL Water & Sewer Water Revenue TOB	3.650%	5/7/2026	8,270	8,270
2

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Franklin County OH Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	2,810	2,810
[1,3]	Freddie Mac Pool Local or Guaranteed Housing Revenue TOB	3.740%	5/7/2026	19,000	19,000
[1,3]	Freddie Mac Pool Local or Guaranteed Housing Revenue TOB	3.740%	5/7/2026	7,450	7,450
[1,4]	Frenship Independent School District GO PUT TOB	3.790%	5/21/2026	7,300	7,300
[1,4]	Frisco Independent School District GO TOB	3.650%	5/7/2026	2,470	2,470
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	4,170	4,170
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	4,445	4,445
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	10,480	10,480
[1]	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue TOB	3.700%	5/7/2026	4,400	4,400
[1,2,3]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	4,200	4,200
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.580%	5/1/2026	8,750	8,750
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.600%	5/1/2026	20,455	20,455
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	5,625	5,625
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	12,910	12,910
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	8,425	8,425
[1,3]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.700%	5/7/2026	1,875	1,875
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.700%	5/7/2026	4,980	4,980
[1]	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue TOB	3.660%	5/7/2026	6,200	6,200
[1,3]	Hamilton County OH Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	6,775	6,775
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB	3.650%	5/7/2026	3,370	3,370
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB	3.650%	5/7/2026	5,500	5,500
[1]	Hampton Roads Transportation Accountability Commission Sales Tax Revenue TOB	3.700%	5/7/2026	11,250	11,250
[1]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	2,960	2,960
[1]	Harris County Flood Control District GO TOB	3.650%	5/7/2026	27,500	27,500
[1,2]	Harris County TX GO TOB	3.650%	5/7/2026	8,070	8,070
[1,2]	Harris County TX GO TOB	3.650%	5/7/2026	8,160	8,160
[1]	Harris County TX Toll Road Highway Revenue TOB	3.500%	5/1/2026	7,500	7,500
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	2,735	2,735
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	4,220	4,220
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	2,430	2,430
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	3,340	3,340
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	1,805	1,805
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	5,620	5,620
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	7,760	7,760
[1]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	17,090	17,090
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.580%	5/1/2026	17,190	17,190
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.600%	5/1/2026	8,000	8,000
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	7,150	7,150
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	30,650	30,650
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	7,625	7,625
[1]	Hillsborough County FL Aviation Authority Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	17,600	17,600
[1]	Hillsborough County FL Aviation Authority Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	7,500	7,500
[1]	Hillsborough County FL Resource Recovery Revenue TOB	3.550%	5/1/2026	9,150	9,150
[1]	Hillsborough County FL Water Revenue TOB	3.500%	5/1/2026	5,000	5,000
[1]	Hillsborough County Florida IDA Health System Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	5,190	5,190
[1]	Hillsborough County Florida IDA Health System Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	14,965	14,965
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue TOB	3.530%	5/1/2026	8,150	8,150
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	8,245	8,245
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	6,335	6,335
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	10,530	10,530
[1,3]	Holly Spring North Carolina Enterprises System Water Revenue TOB	3.650%	5/7/2026	1,055	1,055
[1,3]	Houston TX Airport System Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	3,750	3,750
[1,3]	Houston TX Airport System Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	9,175	9,175
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue TOB	3.650%	5/7/2026	1,500	1,500
[1,4]	Humble Independent School District GO TOB	3.800%	5/1/2026	3,165	3,165
[1]	Idaho Housing & Finance Association Intergovernmental Agreement Revenue TOB	3.650%	5/7/2026	11,445	11,445
[1,3]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue TOB	3.670%	5/7/2026	6,852	6,852
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	10,000	10,000
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	13,835	13,835
[1,3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	5,000	5,000
[1,3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	7,155	7,155
[1]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	5,830	5,830
[1]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.660%	5/7/2026	1,245	1,245
[1]	Illinois State Toll Highway Authority Highway Revenue TOB	3.670%	5/7/2026	2,665	2,665
[1]	Illinois Toll Highway Authority Highway Revenue TOB	3.680%	5/7/2026	1,310	1,310
[1,3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	7,990	7,990
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	4,790	4,790
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	8,180	8,180
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	3,860	3,860
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	17,030	17,030
3

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	2,430	2,430
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	5,820	5,820
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	8,320	8,320
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	3,415	3,415
[1]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	5,325	5,325
[1]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	6,035	6,035
[1]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	15,360	15,360
[1]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	12,030	12,030
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB	3.650%	5/7/2026	5,170	5,170
[1,3]	Invesco Municipal Opportunity Trust Revenue TOB	3.820%	5/1/2026	136,200	136,200
[1,3]	Invesco Value Municipal Income Trust Revenue TOB	3.820%	5/1/2026	133,800	133,800
[1,3]	Invesco Van Kampen Trust Revenue TOB	3.820%	5/1/2026	135,030	135,030
[1]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	4,000	4,000
[1]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	4,250	4,250
[1]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	4,005	4,005
[1,3]	Iowa Finance Authority/Midwestern Disaster Area Industrial Revenue TOB	3.650%	5/7/2026	16,145	16,145
[1]	Jackson County MO Appropriations Revenue TOB	3.700%	5/7/2026	13,550	13,550
[1]	Jackson County MO Appropriations Revenue TOB	3.700%	5/7/2026	10,000	10,000
[1]	JEA Water & Sewer System Water Revenue TOB	3.650%	5/7/2026	2,500	2,500
[1,3]	JPMorgan Chase Putters/Drivers Trust Revenue TOB	3.820%	5/7/2026	8,630	8,630
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	3.820%	5/7/2026	12,825	12,825
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	3.920%	5/7/2026	53,655	53,655
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	3.920%	5/7/2026	25,000	25,000
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	3.920%	5/7/2026	31,255	31,255
[1,3]	Kansas City IDA Intergovernmental Agreement Revenue TOB	3.700%	5/7/2026	1,255	1,255
[1,2,3]	Kansas City IDA Intergovernmental Agreement Revenue TOB	3.700%	5/7/2026	8,055	8,055
[1]	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.670%	5/7/2026	20,115	20,115
[1,3]	Kansas Development Finance Authority Miscellaneous Revenue TOB	3.660%	5/7/2026	1,575	1,575
[1,3]	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT TOB	3.800%	7/16/2026	7,370	7,370
[1,3,5]	Kentucky Bond Development Corp. Lease Revenue TOB	3.670%	5/7/2026	12,380	12,380
[1,3]	Kentucky Housing Corp. Local or Guaranteed Housing Revenue TOB	3.550%	5/1/2026	39,090	39,090
[1,3]	King County Public Hospital District No. 2 GO TOB	3.120%	5/7/2026	2,935	2,935
[1,3]	King County Public Hospital District No. 2 GO TOB	3.650%	5/7/2026	3,170	3,170
[1,2]	Lamar Consolidated Independent School District GO TOB	3.500%	5/1/2026	37,160	37,160
[1,4,5]	Lamar Consolidated Independent School District GO TOB	3.650%	5/7/2026	5,250	5,250
[1,3,4]	Lamar Consolidated Independent School District GO TOB	3.650%	5/7/2026	1,785	1,785
[1,4]	Lamar Consolidated Independent School District GO TOB	3.650%	5/7/2026	1,765	1,765
[1,4]	Lamar Consolidated Independent School District GO TOB	3.650%	5/7/2026	3,395	3,395
[1,3]	Las Varas Public Facility Corp. Texas Multifamily Local or Guaranteed Housing Revenue TOB	3.550%	5/1/2026	7,790	7,790
[1]	Las Vegas Valley Water District GO PUT TOB	3.790%	6/4/2026	4,590	4,590
[1]	Las Vegas Valley Water District GO TOB	3.680%	5/1/2026	6,375	6,375
[1]	Las Vegas Valley Water District GO TOB	3.650%	5/7/2026	5,615	5,615
[1]	Las Vegas Valley Water District GO TOB	3.650%	5/7/2026	3,000	3,000
[1,3]	Lee County FL Airport Port, Airport & Marina Revenue TOB	3.660%	5/7/2026	3,425	3,425
[1,3]	Lee County FL Port, Airport & Marina Revenue TOB	3.700%	5/7/2026	6,390	6,390
[1,3]	Lehigh County PA Health, Hospital, Nursing Home Revenue TOB	3.660%	5/7/2026	3,885	3,885
[1,3]	Livermore CA Redevelopment Agency Multifamily Revenue TOB	3.710%	5/7/2026	2,737	2,737
[1]	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue TOB	3.500%	5/1/2026	4,170	4,170
[1,2,3]	Lower Colorado River Authority Intergovernmental Agreement Revenue TOB	3.650%	5/7/2026	6,265	6,265
[1]	Maine State Housing Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	4,500	4,500
[1]	Manatee County FL Public Utilities Revenue Water Revenue TOB	3.720%	5/7/2026	6,665	6,665
[1,4]	Mansfield Independent School District GO TOB	3.500%	5/1/2026	4,690	4,690
[1]	Mansfield TX Independent School District GO TOB	3.500%	5/1/2026	6,530	6,530
[1,3]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	21,270	21,270
[1,3]	Maricopa County IDA Local or Guaranteed Housing Revenue TOB	3.770%	5/7/2026	13,500	13,500
[1,3]	Maricopa County IDA Multifamily Health, Hospital, Nursing Home Revenue TOB	3.770%	5/7/2026	17,450	17,450
[1,3]	Maricopa County IDA Multifamily Local or Guaranteed Housing Revenue TOB	3.770%	5/7/2026	18,695	18,695
[1]	Maryland GO TOB	3.650%	5/7/2026	7,250	7,250
[1]	Maryland State Stadium Authority Lease (Appropriation) Revenue TOB	3.650%	5/7/2026	36,000	36,000
[1]	Maryland State Stadium Authority Lottery Revenue TOB	3.500%	5/1/2026	22,380	22,380
[1]	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB	3.620%	5/7/2026	14,350	14,350
[1]	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB	3.620%	5/7/2026	10,800	10,800
[1]	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB	3.640%	5/7/2026	8,000	8,000
[1,3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue TOB	3.770%	5/7/2026	17,200	17,200
[1,4]	Medina Valley Independent School District GO TOB	3.650%	5/7/2026	2,800	2,800
[1,4]	Medina Valley Independent School District GO TOB	3.660%	5/7/2026	4,000	4,000
[1]	Memphis TN Electric System Electric Power & Light Revenue TOB	3.650%	5/7/2026	9,060	9,060
[1]	Memphis TN Memphis Light Gas & Water Division Electric Power & Light Revenue TOB	3.700%	5/7/2026	6,910	6,910
[1,3]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	5,090	5,090
[1,3]	Metropolitan Pier & Exposition Authority Lease (Appropriations) Revenue TOB	3.650%	5/7/2026	1,250	1,250
4

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue TOB	3.650%	5/7/2026	15,000	15,000
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.660%	5/7/2026	5,500	5,500
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	4,940	4,940
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	11,185	11,185
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	6,300	6,300
[1]	Metropolitan Washington Airports Authority Aviation Revenue Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	6,150	6,150
[1]	Metropolitan Washington Airports Authority Aviation Revenue Port, Airport & Marina Revenue TOB	3.700%	5/7/2026	4,580	4,580
[1,3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB	3.660%	5/7/2026	9,690	9,690
[1,3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB	3.670%	5/7/2026	1,685	1,685
[1]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue TOB	3.600%	5/1/2026	6,855	6,855
[1,3]	Miami-Dade County Educational Facilities Authority College & University Revenue TOB	3.650%	5/7/2026	9,100	9,100
[1,3]	Miami-Dade County FL Aviation Port, Airport & Marina Revenue TOB	3.660%	5/7/2026	5,000	5,000
[1,3]	Miami-Dade County FL Educational Facilities Authority College & University Revenue TOB	3.660%	5/7/2026	7,535	7,535
[1,3,5]	Miami-Dade County FL Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.550%	5/1/2026	10,295	10,295
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.650%	5/7/2026	5,000	5,000
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.650%	5/7/2026	4,605	4,605
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.650%	5/7/2026	2,500	2,500
[1]	Miami-Dade County FL Water & Sewer System Water Revenue TOB	3.500%	5/1/2026	6,375	6,375
[1]	Miami-Dade County FL Water & Sewer System Water Revenue TOB	3.550%	5/1/2026	17,500	17,500
[1,3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue TOB	3.700%	5/7/2026	495	495
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue TOB	3.600%	5/1/2026	15,910	15,910
[1,3]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue TOB	3.700%	5/7/2026	2,595	2,595
[1,3]	Michigan Finance Authority College & University Revenue Health, Hospital, Nursing Home Revenue TOB	3.530%	5/1/2026	94,335	94,335
[1,3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	4,220	4,220
[1,3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	4,550	4,550
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	8,795	8,795
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.140%	5/7/2026	10,750	10,750
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.550%	5/1/2026	3,135	3,135
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.700%	5/1/2026	4,350	4,350
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.530%	5/1/2026	15,795	15,795
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.640%	5/7/2026	7,760	7,760
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	7,500	7,500
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	7,365	7,365
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	18,245	18,245
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	4,585	4,585
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	1,940	1,940
[1]	Michigan State University College & University Revenue TOB	3.650%	5/7/2026	2,500	2,500
[1]	Michigan State University College & University Revenue TOB	3.650%	5/7/2026	4,000	4,000
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.500%	5/1/2026	11,250	11,250
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.500%	5/1/2026	16,125	16,125
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.650%	5/7/2026	14,250	14,250
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.650%	5/7/2026	5,000	5,000
[1]	Michigan Trunk Line Revenue Fuel Sales Tax Revenue TOB	3.650%	5/7/2026	4,945	4,945
[1]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue TOB	3.530%	5/1/2026	3,850	3,850
[1,3]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue TOB	3.650%	5/7/2026	3,115	3,115
[1]	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue TOB	3.650%	5/7/2026	3,200	3,200
[1,3]	Middlesex County Improvement Authority Local or Guaranteed Housing Revenue TOB	3.740%	5/7/2026	7,925	7,925
[1,3]	Middletown OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB	3.680%	5/1/2026	32,270	32,270
[1]	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	8,750	8,750
[1]	Minnesota GO TOB	3.640%	5/7/2026	3,400	3,400
[1]	Mississippi Home Corp. Local or Guaranteed Housing Revenue TOB	3.660%	5/7/2026	5,200	5,200
[1,3]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB	3.660%	5/7/2026	3,750	3,750
[1,3]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	46,795	46,795
[1,3]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/7/2026	22,000	22,000
[1,3]	Missouri Health & Educational Facilities Authority Medical Research Facilities Health, Hospital, Nursing Home Revenue TOB	3.670%	5/7/2026	56,000	56,000
[1,3]	Missouri Health & Educational Facilities Authority Revenue TOB	3.650%	5/7/2026	20,900	20,900
[1]	Missouri Home Corp. Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	6,250	6,250
[1]	Missouri Housing Development Commission Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	7,115	7,115
[1]	Missouri Housing Development Commission Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	8,960	8,960
[1]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	5,400	5,400
[1]	Montgomery County MD Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	1,470	1,470
[1,3]	Multnomah County OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	12,475	12,475
[1]	Multnomah County OR School District No. 1 Portland GO TOB	3.650%	5/7/2026	20,190	20,190
[1]	Multnomah County School District No. 1J Portland GO TOB	3.650%	5/7/2026	1,750	1,750
[1,2,3]	Nashville & Davidson County TN IMetropolitan Government ntergovernmental Agreement Revenue TOB	3.650%	5/7/2026	13,120	13,120
[1]	Nashville & Davidson County TN Metropolitan Government GO TOB	3.650%	5/7/2026	13,500	13,500
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB	3.500%	5/1/2026	55,530	55,530
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB	3.500%	5/1/2026	5,995	5,995
5

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	2,000	2,000
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	9,610	9,610
[1,2,7]	Nebraska Public Power Generation Agency Revenue TOB	3.640%	5/7/2026	33,825	33,825
[1,4]	New Braunfels Independent School District GO TOB	3.650%	5/7/2026	3,750	3,750
[1,4]	New Caney Independent School District GO TOB	3.660%	5/7/2026	4,000	4,000
[1,3]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/7/2026	15,535	15,535
[1,3]	New Hampshire Business Finance Authority Revenue TOB	3.650%	5/7/2026	55,000	55,000
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.500%	5/1/2026	20,625	20,625
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.670%	5/7/2026	14,200	14,200
[1,3]	New Jersey Higher Education Student Assistance Authority Student Loan Revenue TOB	3.680%	5/7/2026	2,500	2,500
[1,3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB	3.670%	5/1/2026	6,688	6,688
[1]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	4,005	4,005
[1,3]	New Jersey Housing & Mortgage Finance Agency Revenue TOB	3.720%	5/7/2026	13,680	13,680
[1,3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB	3.660%	5/7/2026	14,640	14,640
[1,3]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB	3.870%	5/7/2026	5,270	5,270
[1]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue TOB	3.660%	5/7/2026	5,415	5,415
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT TOB	3.790%	7/9/2026	4,750	4,750
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	16,885	16,885
[1]	New York City Housing Development Corp. Multifamily Housing Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	1,065	1,065
[1]	New York City Municipal Water & Sewer System Water Revenue TOB	3.650%	5/7/2026	4,040	4,040
[1,3]	New York City Municipal Water Finance Authority Water Revenue TOB	3.600%	5/1/2026	25,400	25,400
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.640%	5/7/2026	2,500	2,500
[1,3]	New York City Municipal Water Finance Authority Water Revenue TOB	3.650%	5/7/2026	50,000	50,000
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.650%	5/7/2026	915	915
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.650%	5/7/2026	15,855	15,855
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.650%	5/7/2026	6,520	6,520
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.650%	5/7/2026	1,330	1,330
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.500%	5/1/2026	3,125	3,125
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.670%	5/1/2026	3,915	3,915
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.650%	5/7/2026	3,520	3,520
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.650%	5/7/2026	2,975	2,975
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.650%	5/7/2026	3,725	3,725
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.650%	5/7/2026	800	800
[1,3]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB	3.600%	5/1/2026	7,200	7,200
[1,3]	New York GO TOB	3.650%	5/7/2026	2,500	2,500
[1]	New York NY Ad Valorem Property Tax Revenue TOB	3.650%	5/7/2026	2,400	2,400
[1]	New York NY Ad Valorem Property Tax Revenue TOB	3.650%	5/7/2026	4,445	4,445
[1,3]	New York NY GO TOB	3.600%	5/1/2026	16,715	16,715
[1]	New York NY GO TOB	3.670%	5/1/2026	5,500	5,500
[1,3]	New York NY GO TOB	3.650%	5/7/2026	34,375	34,375
[1,3]	New York NY GO TOB	3.650%	5/7/2026	13,325	13,325
[1,3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB	3.670%	5/7/2026	750	750
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.650%	5/7/2026	13,000	13,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.650%	5/7/2026	1,835	1,835
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.650%	5/7/2026	3,805	3,805
[1,3]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB	3.650%	5/7/2026	21,800	21,800
[1]	New York State Dormitory Authority Personal Income Tax Revenue TOB	3.800%	5/1/2026	2,500	2,500
[1,3]	New York State Dormitory Authority Personal Income Tax Revenue TOB	3.650%	5/7/2026	1,140	1,140
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	3.650%	5/7/2026	6,705	6,705
[1,3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.550%	5/1/2026	31,350	31,350
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	3,365	3,365
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	2,145	2,145
[1,3,5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.720%	5/7/2026	15,865	15,865
[1]	New York State Thruway Authority Income Tax Revenue TOB	3.670%	5/1/2026	10,670	10,670
[1]	New York State Thruway Authority Income Tax Revenue TOB	3.650%	5/7/2026	9,345	9,345
[1,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	3.720%	5/1/2026	14,830	14,830
[1,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	3.720%	5/1/2026	5,000	5,000
[1,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	3.650%	5/7/2026	1,930	1,930
[1,3]	New York Transportation Development Corp. Special Facilities Revenue TOB	3.720%	5/7/2026	12,840	12,840
[1,3]	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/7/2026	5,000	5,000
[1,3]	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/7/2026	11,415	11,415
[1]	North Carolina GO TOB	3.650%	5/7/2026	10,000	10,000
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	3,750	3,750
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	6,585	6,585
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.660%	5/7/2026	8,000	8,000
[1]	North Texas Municipal Water District Texas Regional Wastewater System Sewer Revenue TOB	3.650%	5/7/2026	7,570	7,570
[1]	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue TOB	3.650%	5/7/2026	18,485	18,485
[1]	Northwest Independent School District GO TOB	3.800%	5/1/2026	7,510	7,510
[1,4]	Northwest Independent School District GO TOB	3.650%	5/7/2026	2,660	2,660
[1,4]	Northwest Independent School District GO TOB	3.650%	5/7/2026	4,810	4,810
6

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Northwestern MI Regional Airport Authority Port, Airport & Marina Revenue TOB	3.690%	5/7/2026	8,700	8,700
[1,3]	Ohio Health, Hospital, Nursing Home Revenue PUT TOB	3.800%	7/16/2026	3,250	3,250
[1,3]	Ohio Health, Hospital, Nursing Home Revenue TOB	3.660%	5/7/2026	8,000	8,000
[1,3]	Ohio Health, Hospital, Nursing Home Revenue TOB	3.660%	5/7/2026	10,000	10,000
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	2,800	2,800
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	5,580	5,580
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	3,660	3,660
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	4,655	4,655
[1,3]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.670%	5/7/2026	3,122	3,122
[1]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue TOB	3.500%	5/1/2026	13,125	13,125
[1]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue TOB	3.650%	5/7/2026	3,165	3,165
[1,3]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue TOB	3.650%	5/7/2026	3,165	3,165
[1]	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	3,615	3,615
[1]	Oklahoma Turnpike Authority Highway Revenue TOB	3.650%	5/7/2026	7,500	7,500
[1]	Oklahoma Water Resources Board Water Revenue TOB	3.500%	5/1/2026	8,000	8,000
[1]	Oklahoma Water Resources Board Water Revenue TOB	3.650%	5/7/2026	2,230	2,230
[1]	Omaha Public Power District Electric Power & Light Revenue PUT TOB	3.740%	7/23/2026	15,860	15,860
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.500%	5/1/2026	7,500	7,500
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.500%	5/1/2026	25,270	25,270
[1,2]	Omaha Public Power District Electric Power & Light Revenue TOB	3.520%	5/1/2026	11,200	11,200
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.520%	5/1/2026	9,260	9,260
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.640%	5/7/2026	9,365	9,365
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.650%	5/7/2026	11,295	11,295
[1]	Oneida County Local Development Corp. College & University Revenue TOB	3.700%	5/7/2026	3,325	3,325
[1]	Oregon City School District No. 62 GO TOB	3.660%	5/7/2026	3,905	3,905
[1,3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB	3.900%	5/1/2026	9,190	9,190
[1]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB	3.680%	5/7/2026	375	375
[1]	Oregon Portland International Airport Port, Airport & Marina Revenue TOB	3.600%	5/1/2026	4,000	4,000
[1]	Oregon Portland International Airport Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	8,155	8,155
[1,3]	Oregon State Housing & Community Services Department Housing Development Revenue TOB	3.670%	5/7/2026	22,200	22,200
[1]	Orlando FL Capital Improvement Special General Fund Revenue TOB	3.650%	5/7/2026	1,875	1,875
[1,3]	Pasco County FL Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.900%	5/1/2026	21,810	21,810
[1,3]	Pasco County FL Housing Finance Authority Local or Guaranteed Housing Revenue TOB	4.020%	5/7/2026	13,845	13,845
[1]	Pearland TX GO TOB	3.650%	5/7/2026	4,000	4,000
[1,2,3]	Pennsylvania Economic Development Financing Authority Airport Port, Airport & Marina Revenue TOB	3.700%	5/7/2026	11,370	11,370
[1]	Pennsylvania Economic Development Financing Authority College & University Revenue TOB	3.650%	5/7/2026	6,955	6,955
[1]	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT TOB	3.770%	5/21/2026	21,060	21,060
[1,3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	2,860	2,860
[1]	Pennsylvania Economic Development Financing Authority Revenue TOB	3.670%	5/7/2026	10,625	10,625
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB	3.530%	5/1/2026	3,750	3,750
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB	3.680%	5/1/2026	5,150	5,150
[1]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.680%	5/1/2026	4,265	4,265
[1]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	7,500	7,500
[1]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	3,330	3,330
[1,3]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.550%	5/1/2026	5,857	5,857
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.700%	5/1/2026	23,500	23,500
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	9,145	9,145
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	13,000	13,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	10,165	10,165
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	8,110	8,110
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	915	915
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	12,380	12,380
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	15,000	15,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	8,000	8,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	13,735	13,735
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	8,000	8,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.660%	5/7/2026	7,280	7,280
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.660%	5/7/2026	5,330	5,330
[1]	Pennsylvania State University College & University Revenue TOB	3.680%	5/1/2026	11,000	11,000
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.500%	5/1/2026	23,100	23,100
[1,3]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.650%	5/7/2026	2,680	2,680
[1,3]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.650%	5/7/2026	7,670	7,670
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.650%	5/7/2026	7,550	7,550
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.650%	5/7/2026	10,000	10,000
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.650%	5/7/2026	3,375	3,375
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB	3.500%	5/1/2026	21,285	21,285
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB	3.650%	5/7/2026	3,300	3,300
[1]	Permanent University Fund - Texas A&M University System College & University Revenue TOB	3.650%	5/7/2026	3,000	3,000
[1]	Pflugerville TX GO TOB	3.660%	5/7/2026	14,715	14,715
[1,5]	Pflugerville TX GO TOB	3.670%	5/7/2026	16,565	16,565
7

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Philadelphia Authority Health, Hospital, Nursing Home Revenue TOB	3.500%	5/1/2026	18,750	18,750
[1]	Philadelphia IDA Health, Hospital, Nursing Home Revenue TOB	3.500%	5/1/2026	19,825	19,825
[1,3]	Philadelphia PA Airport Port, Airport & Marina Revenue TOB	3.660%	5/7/2026	2,220	2,220
[1,2,3]	Philadelphia PA Water & Wastewater Revenue TOB	3.650%	5/7/2026	3,750	3,750
[1,2,3]	Philadelphia PA Water & Wastewater Water Revenue TOB	3.650%	5/7/2026	2,500	2,500
[1,2,3]	Philadelphia PA Water & Wastewater Water Revenue TOB	3.660%	5/7/2026	4,800	4,800
[1,3]	PIMCO Flexible Municipal Income Fund Revenue TOB	3.820%	5/1/2026	77,100	77,100
[1]	Polk County IA GO PUT TOB	3.770%	7/23/2026	34,995	34,995
[1]	Polk County IA GO TOB	3.650%	5/7/2026	12,315	12,315
[1]	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue TOB	3.650%	5/7/2026	8,000	8,000
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	4,220	4,220
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	2,525	2,525
[1,3]	Port of Morrow OR GO PUT TOB	3.820%	7/16/2026	29,150	29,150
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue PUT TOB	3.770%	7/16/2026	9,500	9,500
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.600%	5/1/2026	4,240	4,240
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.660%	5/7/2026	11,950	11,950
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	10,500	10,500
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	2,820	2,820
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	3,330	3,330
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.720%	5/7/2026	9,375	9,375
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.720%	5/7/2026	4,190	4,190
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.720%	5/7/2026	2,975	2,975
[1]	Port of Seattle Port, Airport & Marina Revenue TOB	3.700%	5/1/2026	3,495	3,495
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	3.700%	5/1/2026	3,000	3,000
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	3.140%	5/5/2026	3,200	3,200
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	3,750	3,750
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	2,990	2,990
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	3.680%	5/7/2026	3,390	3,390
[1]	Prince George's County MD GO TOB	3.650%	5/7/2026	3,500	3,500
[1,4]	Princeton Independent School District GO TOB	3.640%	5/7/2026	6,300	6,300
[1,4]	Princeton Independent School District GO TOB	3.650%	5/7/2026	4,000	4,000
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.700%	5/1/2026	66,150	66,150
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.700%	5/1/2026	52,610	52,610
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.700%	5/1/2026	26,950	26,950
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.700%	5/1/2026	40,410	40,410
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.150%	5/7/2026	25,000	25,000
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.150%	5/7/2026	14,950	14,950
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.680%	5/7/2026	33,290	33,290
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.680%	5/7/2026	40,700	40,700
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.680%	5/7/2026	25,635	25,635
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.680%	5/7/2026	8,805	8,805
[1,3]	Public Finance Authority Highway Revenue TOB	3.700%	5/7/2026	5,625	5,625
[1,3]	Public Finance Authority Highway Revenue TOB	3.720%	5/7/2026	15,000	15,000
[1,3]	Public Finance Authority Miscellaneous Revenue TOB	2.500%	5/1/2026	48,750	48,750
[1,3]	Public Finance Authority Revenue TOB	3.700%	5/1/2026	33,315	33,315
[1,3]	Public Finance Authority Revenue TOB	3.680%	5/7/2026	63,510	63,510
[1,3]	Public Finance Authority Revenue TOB	3.680%	5/7/2026	12,475	12,475
[1,4]	Quinlan Independent School District GO TOB	3.500%	5/1/2026	4,300	4,300
[1]	Redmond OR GO TOB	3.670%	5/7/2026	6,000	6,000
[1]	Redmond OR GO TOB	3.670%	5/7/2026	9,200	9,200
[1]	Regional Transportation Authority Sales Tax Revenue TOB	3.670%	5/7/2026	1,875	1,875
[1,2]	Regional Transportation District Sales Tax Revenue TOB	3.650%	5/7/2026	27,000	27,000
[1,2]	Regional Transportation District Sales Tax Revenue TOB	3.650%	5/7/2026	22,205	22,205
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue TOB	3.650%	5/7/2026	6,000	6,000
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue TOB	3.680%	5/7/2026	10,000	10,000
[1]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	4,495	4,495
[1]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	6,500	6,500
[1]	Rhode Island Infrastructure Bank State Revolving Fund Water Revenue TOB	3.530%	5/1/2026	12,000	12,000
[1,4]	Royse City TX Independent School District GO TOB	3.650%	5/7/2026	3,155	3,155
[1]	Sabine Neches TX Navigation District GO TOB	3.670%	5/7/2026	3,750	3,750
[1,3]	Salt Lake City UT Airport Port, Airport & Marina Revenue TOB	3.660%	5/7/2026	2,220	2,220
[1,3]	Salt Lake City UT Airport Port, Airport & Marina Revenue TOB	3.660%	5/7/2026	3,280	3,280
[1,3]	Salt Lake City UT Airport Port, Airport & Marina Revenue TOB	3.670%	5/7/2026	3,500	3,500
[1,3]	Salt Lake City UT Airport Port, Airport & Marina Revenue TOB	3.700%	5/7/2026	6,585	6,585
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB	3.650%	5/7/2026	4,500	4,500
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB	3.650%	5/7/2026	7,500	7,500
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB	3.650%	5/7/2026	5,000	5,000
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB	3.700%	5/7/2026	1,910	1,910
[1,4]	San Angelo Independent School District GO TOB	3.650%	5/7/2026	4,000	4,000
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	3.500%	5/1/2026	3,750	3,750
8

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	3.500%	5/1/2026	5,765	5,765
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	3.500%	5/1/2026	7,175	7,175
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	3.650%	5/7/2026	3,330	3,330
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	3.650%	5/7/2026	6,650	6,650
[1]	San Antonio TX GO TOB	3.650%	5/7/2026	11,625	11,625
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	3.160%	5/7/2026	10,000	10,000
[1]	Seminole County FL Miscellaneous Revenue TOB	3.650%	5/7/2026	4,675	4,675
[1,3]	Shelby County Health Educational & Housing Facilities Board Revenue TOB	3.670%	5/7/2026	14,705	14,705
[1]	Sherman TX GO TOB	3.670%	5/7/2026	2,800	2,800
[1,4]	Smith County Chapel Hill Independent School District GO TOB	3.500%	5/1/2026	5,935	5,935
[1]	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue TOB	3.650%	5/7/2026	6,395	6,395
[1]	South Broward Hospital District Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	4,620	4,620
[1,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.500%	5/1/2026	2,200	2,200
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	12,000	12,000
[1,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	19,000	19,000
[1,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/7/2026	9,270	9,270
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.700%	5/7/2026	8,000	8,000
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB	3.650%	5/7/2026	6,000	6,000
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.660%	5/7/2026	4,100	4,100
[1]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	14,170	14,170
[1,4]	Spring Independent School District GO TOB	3.650%	5/7/2026	1,800	1,800
[1,4]	Spring Independent School District GO TOB	3.650%	5/7/2026	4,335	4,335
[1,4]	Spring Independent School District GO TOB	3.650%	5/7/2026	3,035	3,035
[1]	St. Johns County FL Water & Sewer Water Revenue TOB	3.500%	5/1/2026	11,150	11,150
[1]	St. Louis MO Appropriations Revenue TOB	3.650%	5/7/2026	9,150	9,150
[1,3]	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue TOB	3.700%	5/1/2026	22,385	22,385
[1,3]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB	3.680%	5/1/2026	8,760	8,760
[1,2]	Summit County Green Local School District Ad Valorem Property Tax Revenue TOB	3.740%	5/7/2026	3,750	3,750
[1,3]	Tallahassee FL Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	2,595	2,595
[1]	Tallahassee FL Sales Tax Revenue TOB	3.670%	5/7/2026	9,965	9,965
[1]	Tallahassee FL Sales Tax Revenue TOB	3.670%	5/7/2026	8,055	8,055
[1]	Tampa Bay Water Revenue TOB	3.650%	5/7/2026	4,675	4,675
[1]	Tampa Bay Water Revenue TOB	3.650%	5/7/2026	9,285	9,285
[1,3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	3,000	3,000
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	2,745	2,745
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	2,260	2,260
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	15,920	15,920
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	4,875	4,875
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	6,000	6,000
[1]	Tarrant County Hospital District GO TOB	3.650%	5/7/2026	7,090	7,090
[1]	Tarrant County Hospital District GO TOB	3.650%	5/7/2026	12,745	12,745
[1]	Tarrant Regional Water District Texas Water Transmission Facilities Contract Intergovernmental Agreement Revenue TOB	3.500%	5/1/2026	14,000	14,000
[1,3]	Tender Option Bond Trust Receipts/Certificates Revenue TOB	3.740%	5/7/2026	9,520	9,520
[1]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue TOB	3.660%	5/7/2026	10,320	10,320
[1]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue TOB	3.660%	5/7/2026	4,000	4,000
[1,3]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	15,400	15,400
[1]	Tennessee State School Bond Authority Intergovernmental Agreement Revenue TOB	3.650%	5/7/2026	17,125	17,125
[1]	Tennessee State School Bond Authority Intergovernmental Agreement Revenue TOB	3.650%	5/7/2026	9,375	9,375
[1,4]	Terrell TX Independent School District GO TOB	3.650%	5/7/2026	3,000	3,000
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.500%	5/1/2026	12,285	12,285
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	1,715	1,715
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	1,455	1,455
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Revenue Local or Guaranteed Housing Revenue TOB	3.500%	5/1/2026	5,055	5,055
[1]	Texas GO TOB	3.670%	5/7/2026	11,120	11,120
[1]	Texas Student Loan Revenue PUT TOB	3.770%	7/16/2026	9,000	9,000
[1,3]	Texas Transportation Finance Corp. Highway Revenue TOB	3.650%	5/7/2026	3,875	3,875
[1]	Texas Transportation Finance Corp. Highway Revenue TOB	3.650%	5/7/2026	2,370	2,370
[1]	Texas Transportation Finance Corp. Highway Revenue TOB	3.650%	5/7/2026	5,625	5,625
[1]	Texas Transportation Finance Corp. Highway Revenue TOB	3.650%	5/7/2026	12,190	12,190
[1]	Texas Transportation Finance Corp. Highway Revenue TOB	3.650%	5/7/2026	12,185	12,185
[1]	Texas Transportation Finance Corp. Highway Revenue TOB	3.650%	5/7/2026	1,250	1,250
[1,3]	Texas Water Development Board State Water Implementation Water Revenue TOB	3.650%	5/7/2026	3,100	3,100
[1]	Texas Water Development Board Water Revenue TOB	3.500%	5/1/2026	5,000	5,000
[1]	Texas Water Development Board Water Revenue TOB	3.800%	5/1/2026	4,000	4,000
[1]	Texas Water Development Board Water Revenue TOB	3.640%	5/7/2026	4,685	4,685
[1]	Texas Water Development Board Water Revenue TOB	3.640%	5/7/2026	5,645	5,645
9

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Texas Water Development Board Water Revenue TOB	3.650%	5/7/2026	2,600	2,600
[1]	Texas Water Development Board Water Revenue TOB	3.650%	5/7/2026	2,000	2,000
[1]	Texas Water Development Board Water Revenue TOB	3.650%	5/7/2026	3,000	3,000
[1]	Texas Water Development Board Water Revenue TOB	3.650%	5/7/2026	6,900	6,900
[1,3,5]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.550%	5/1/2026	11,100	11,100
[1,3]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.740%	5/7/2026	4,860	4,860
[1,3]	Travis County TX Strategic Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.670%	5/7/2026	8,342	8,342
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	3.650%	5/7/2026	3,310	3,310
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.500%	5/1/2026	11,460	11,460
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.800%	5/1/2026	2,250	2,250
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.650%	5/7/2026	5,335	5,335
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.650%	5/7/2026	4,835	4,835
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.650%	5/7/2026	1,100	1,100
[1]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB	3.650%	5/7/2026	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.650%	5/7/2026	11,110	11,110
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.650%	5/7/2026	9,830	9,830
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.650%	5/7/2026	12,375	12,375
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.660%	5/7/2026	8,550	8,550
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.650%	5/7/2026	8,000	8,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.650%	5/7/2026	2,085	2,085
[1]	University of Cincinnati College & University Revenue TOB	3.650%	5/7/2026	5,625	5,625
[1]	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.640%	5/7/2026	144,470	144,470
[1]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	4,300	4,300
[1]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	3,750	3,750
[1]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	2,400	2,400
[1]	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT TOB	3.720%	7/23/2026	12,280	12,280
[1]	Utah Housing Corp. Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	4,050	4,050
[1,3]	Utah Housing Corp. Mutlifamily Local or Guaranteed Housing Revenue TOB	3.670%	5/7/2026	1,248	1,248
[1]	Utah Transit Authority Sales Tax Revenue TOB	3.650%	5/7/2026	4,945	4,945
[1,4]	Van Alstyne Independent School District GO TOB	3.650%	5/7/2026	3,000	3,000
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	3,740	3,740
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	4,000	4,000
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	3,300	3,300
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	3,365	3,365
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	4,125	4,125
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	4,000	4,000
[1,3]	Virginia Port Authority Port, Airport & Marina Revenue TOB	3.660%	5/7/2026	4,545	4,545
[1]	Walton Industrial Building Authority Lease (Non-Terminable) Revenue (Walton County Jail Facility Project) TOB	3.670%	5/7/2026	12,175	12,175
[1,3,5]	Warren County MS COP TOB	3.650%	5/7/2026	1,545	1,545
[1]	Washington & Multnomah Counties School District No. 48J Beaverton GO TOB	3.650%	5/7/2026	2,665	2,665
[1]	Washington GO TOB	3.640%	5/7/2026	5,300	5,301
[1]	Washington GO TOB	3.640%	5/7/2026	3,200	3,200
[1]	Washington GO TOB	3.660%	5/7/2026	5,500	5,500
[1,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	11,870	11,870
[1,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/7/2026	5,505	5,505
[1,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/7/2026	3,910	3,910
[1]	Washington Metropolitan Area Transit Authority Appropriations Revenue TOB	3.650%	5/7/2026	13,425	13,425
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.500%	5/1/2026	15,000	15,000
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.530%	5/1/2026	17,250	17,250
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.530%	5/1/2026	5,750	5,750
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.530%	5/1/2026	17,700	17,700
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.650%	5/7/2026	8,000	8,000
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.650%	5/7/2026	7,500	7,500
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.650%	5/7/2026	22,430	22,430
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.650%	5/7/2026	8,000	8,000
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.650%	5/7/2026	6,375	6,375
[1]	Washington Metropolitan Area Transit Authority Dedicated Transit Revenue TOB	3.650%	5/7/2026	20,095	20,095
[1]	Washington Metropolitan Area Transit Authority Revenue TOB	3.670%	5/7/2026	3,000	3,000
[1]	Washington Metropolitan Area Transit Authority Transit Revenue TOB	3.650%	5/7/2026	8,000	8,000
[1,3]	Washington State Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/7/2026	19,000	19,000
[1,3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue TOB	3.660%	5/7/2026	12,025	12,025
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	7,980	7,980
[1,3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB	3.670%	5/7/2026	10,023	10,023
[1,3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB	3.670%	5/7/2026	20,993	20,993
[1,3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB	3.720%	5/7/2026	7,770	7,770
[1,3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB	3.720%	5/7/2026	5,400	5,400
[1,3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB	3.720%	5/7/2026	7,598	7,598
[1,3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB	3.670%	5/7/2026	2,225	2,225
[1,3]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB	3.670%	5/7/2026	2,903	2,903
[1,3]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB	3.670%	5/7/2026	3,325	3,325
10

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB	3.670%	5/7/2026	3,919	3,919
[1,3]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB	3.670%	5/7/2026	2,745	2,745
[1,3]	Washington State Housing Finance Commission Multifamily Miscellaneous Revenue TOB	3.670%	5/7/2026	12,849	12,849
[1,3]	Washington StateHousing Finance Commission Nonprofit Housing Revenue TOB	3.670%	5/7/2026	13,868	13,868
[1,4]	Waxahachie TX Independent School District GO TOB	3.660%	5/7/2026	4,740	4,740
[1]	Westchester County Industrial Development Agency Local or Guaranteed Housing Revenue TOB	3.550%	5/1/2026	13,030	13,030
[1,2,3]	Wildwood Utility Dependent District Water Revenue TOB	3.650%	5/7/2026	3,590	3,590
[1,2,3]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	9,900	9,900
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB	3.520%	5/1/2026	20,000	20,000
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB	3.650%	5/7/2026	4,000	4,000
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB	3.650%	5/7/2026	3,900	3,900
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.670%	5/7/2026	4,090	4,090
[1]	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	4,440	4,440
[1]	Wisconsin Housing & Economic Development Authority Home Ownership Revenue Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	7,500	7,500
[1]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	9,690	9,690
[1]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	6,400	6,400
[1]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/7/2026	5,105	5,105
Total Tender Option Bond (Cost $7,294,775)					7,294,775
Variable Rate Demand Note (50.3%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.580%	5/7/2026	29,260	29,260
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/6/2026	19,765	19,765
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	3.600%	5/1/2026	15,700	15,700
[3]	Allegheny County IDA Private Schools Revenue VRDO	3.590%	5/7/2026	4,600	4,600
[3]	Allegheny County PA GO VRDO	3.590%	5/7/2026	3,410	3,410
[3]	Allegheny County PA GO VRDO	3.590%	5/7/2026	285	285
[3]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/6/2026	17,375	17,375
	Arizona Board of Regents College & University Revenue VRDO	3.650%	5/6/2026	11,800	11,800
[1]	BlackRock Muni Yield Quality Fund Inc. VRDO VRDP	3.780%	5/7/2026	90,000	90,000
[1]	BlackRock Muni Yield Quality Fund Inc. VRDO VRDP	3.780%	5/7/2026	36,500	36,500
[1]	BlackRock Municipal 2030 Target Term Trust VRDO VRDP	3.770%	5/7/2026	217,500	217,500
	BlackRock MuniHoldings California Quality Fund Inc. VRDO VRDP	3.760%	5/7/2026	270,000	270,000
[1]	BlackRock MuniHoldings New Jersey Quality Fund Inc. VRDO VRDP	3.780%	5/7/2026	52,500	52,500
	Board of Regents of the University of Texas System College & University Revenue VRDO	3.570%	5/7/2026	52,500	52,500
	Board of Regents of the University of Texas System College & University Revenue VRDO	3.570%	5/7/2026	65,000	65,000
	Butler County General Authority Miscellaneous Revenue VRDO	3.590%	5/7/2026	7,725	7,725
[3]	Channahon IL Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/7/2026	5,070	5,070
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/7/2026	94,800	94,800
[3]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	3.750%	5/6/2026	41,455	41,455
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.590%	5/7/2026	29,800	29,800
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.590%	5/7/2026	13,370	13,370
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.590%	5/7/2026	19,200	19,200
[3]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.620%	5/7/2026	16,970	16,970
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/7/2026	27,190	27,190
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/7/2026	46,900	46,900
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.630%	5/7/2026	55,490	55,490
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/6/2026	16,870	16,870
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/6/2026	3,460	3,460
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/6/2026	8,490	8,490
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	3.600%	5/7/2026	23,745	23,745
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	3.640%	5/7/2026	13,280	13,280
[3]	Columbus Regional Airport Authority Miscellaneous Revenue VRDO	3.600%	5/7/2026	8,180	8,180
	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	3.750%	5/6/2026	36,135	36,135
[3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	3.600%	5/7/2026	6,215	6,215
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.550%	5/7/2026	22,865	22,865
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	15,675	15,675
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	16,340	16,340
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	20,500	20,500
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	35,000	35,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	47,830	47,830
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	35,050	35,050
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.620%	5/7/2026	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.620%	5/7/2026	4,850	4,850
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.640%	5/7/2026	12,725	12,725
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.660%	5/7/2026	9,460	9,460
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	3.620%	5/7/2026	8,405	8,405
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	3.650%	5/6/2026	41,485	41,485
[3]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	3.590%	5/6/2026	14,720	14,720
11

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Park 7 at Minnesota Benning Project) VRDO	3.650%	5/7/2026	39,095	39,095
[3]	District of Columbia Miscellaneous Revenue VRDO	3.590%	5/7/2026	38,040	38,040
	District of Columbia Water & Sewer Authority Water Revenue VRDO	3.650%	5/7/2026	10,000	10,000
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.600%	5/1/2026	50,375	50,375
[3]	Elkhart County IN Local or Guaranteed Housing Revenue VRDO	3.700%	5/7/2026	5,605	5,605
[3]	Emmaus General Authority Miscellaneous Revenue (Pennsylvania Loan Program) VRDO	3.600%	5/7/2026	16,930	16,930
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Inova Health System Project) VRDO	3.660%	5/7/2026	34,470	34,470
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	3.660%	5/7/2026	54,650	54,650
[3]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.590%	5/7/2026	18,805	18,805
[3]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.590%	5/7/2026	3,200	3,200
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/6/2026	7,200	7,200
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/6/2026	33,825	33,825
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/7/2026	5,635	5,635
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/7/2026	22,650	22,650
[3]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	3.700%	5/6/2026	104,400	104,400
[3]	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/7/2026	96,085	96,085
[3]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.590%	5/7/2026	2,305	2,305
[8]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.620%	5/7/2026	9,415	9,415
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/2026	21,500	21,500
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/6/2026	19,775	19,775
[3]	Harrisonburg Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/6/2026	21,060	21,060
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.590%	5/7/2026	2,740	2,740
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.590%	5/7/2026	13,130	13,130
[3]	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.660%	5/6/2026	5,195	5,195
[3]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.670%	5/7/2026	7,700	7,700
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.620%	5/7/2026	21,195	21,195
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.620%	5/7/2026	34,385	34,385
[3]	Howard County Housing Commission Local or Guaranteed Housing Revenue VRDO	3.590%	5/7/2026	24,075	24,075
[3]	Illinois Development Finance Authority College & University Revenue VRDO	3.600%	5/7/2026	1,808	1,808
[3]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	3.500%	5/6/2026	62,200	62,200
[3]	Illinois Development Finance Authority Recreational Revenue VRDO	3.600%	5/6/2026	16,200	16,200
[3]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.590%	5/7/2026	10,600	10,600
[3]	Illinois Educational Facilities Authority Recreational Revenue VRDO	3.700%	5/6/2026	17,475	17,475
[3]	Illinois Finance Authority College & University Revenue (Evangelical Project) VRDO	3.620%	5/7/2026	4,045	4,045
[3]	Illinois Finance Authority College & University Revenue VRDO	3.590%	5/6/2026	25,000	25,000
	Illinois Finance Authority College & University Revenue VRDO	3.650%	5/6/2026	132,340	132,340
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/2026	5,165	5,165
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/2026	1,600	1,600
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/6/2026	76,440	76,440
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/6/2026	30,975	30,975
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.680%	5/6/2026	49,800	49,800
[3]	Illinois Finance Authority Miscellaneous Revenue VRDO	3.600%	5/7/2026	14,675	14,675
[3]	Illinois Finance Authority Private Schools Revenue (Catherine Cook School Project) VRDO	3.650%	5/6/2026	3,030	3,030
[3]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	3.600%	5/6/2026	30,000	30,000
[3]	Illinois Finance Authority Recreational Revenue VRDO	3.590%	5/7/2026	38,015	38,015
[3]	Illinois Finance Authority Recreational Revenue VRDO	3.690%	5/7/2026	10,450	10,450
[3]	Illinois Finance Authority Telecom Revenue (WBEZ Alliance Inc. Project) VRDO	3.600%	5/7/2026	15,425	15,425
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.500%	5/6/2026	23,815	23,815
[3]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/6/2026	40,000	40,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.650%	5/6/2026	35,000	35,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.650%	5/6/2026	14,590	14,590
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.670%	5/6/2026	29,900	29,900
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.550%	5/7/2026	7,525	7,525
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/6/2026	15,000	15,000
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/6/2026	10,435	10,435
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.620%	5/7/2026	70,660	70,660
[3]	Indiana Finance Authority Industrial Revenue VRDO	3.710%	5/6/2026	8,340	8,340
[3]	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.590%	5/7/2026	7,970	7,970
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	3.600%	5/7/2026	14,900	14,900
[8]	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	3.600%	5/7/2026	11,500	11,500
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.550%	5/7/2026	17,760	17,760
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	19,500	19,500
[8]	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.620%	5/7/2026	19,850	19,850
[3]	Kansas City MO Special Obligation Revenue VRDO	3.770%	5/6/2026	51,660	51,660
[8]	Kent Hospital Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.870%	5/7/2026	38,825	38,825
	King County WA Sewer Revenue VRDO	3.500%	5/1/2026	7,500	7,500
	Lincoln County WY Resource Recovery Revenue VRDO	3.600%	5/1/2026	11,400	11,400
	Loudoun County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/6/2026	17,540	17,540
12

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.600%	5/6/2026	37,125	37,125
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.600%	5/6/2026	64,570	64,570
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.730%	5/6/2026	55,240	55,240
[3]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue VRDO	3.570%	5/7/2026	14,870	14,870
[3]	Louisiana Public Facilities Authority Local or Guaranteed Housing Revenue VRDO	3.700%	5/7/2026	4,425	4,425
[3]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/6/2026	4,000	4,000
	Maine State Housing Authority Local or Guaranteed Housing Revenue VRDO	3.670%	5/7/2026	28,000	28,000
	Maryland Economic Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/6/2026	33,720	33,720
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	3.650%	5/6/2026	50,685	50,685
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	3.620%	5/7/2026	48,240	48,240
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.570%	5/7/2026	42,975	42,975
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	3.650%	5/6/2026	20,355	20,355
[3]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.650%	5/7/2026	2,400	2,400
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.660%	5/7/2026	1,500	1,500
[3]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.320%	5/7/2026	1,900	1,900
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	3.550%	5/7/2026	51,465	51,465
	Massachusetts Water Resources Authority Water Revenue VRDO	3.670%	5/6/2026	11,840	11,840
[3]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue VRDO	3.620%	5/7/2026	4,750	4,750
[3]	Miami-Dade County FL Recreational Revenue VRDO	3.620%	5/7/2026	41,795	41,795
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/6/2026	50,000	50,000
[3]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.170%	5/6/2026	14,130	14,130
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.650%	5/6/2026	27,090	27,090
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.670%	5/6/2026	36,765	36,765
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.670%	5/6/2026	2,485	2,485
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.690%	5/6/2026	37,840	37,840
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.690%	5/6/2026	5,870	5,870
[3]	Michigan Strategic Fund Recreational Revenue (Henry Ford Museum & Greenfield Village Project) VRDO	3.590%	5/7/2026	29,400	29,400
[8]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	15,510	15,510
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	5,395	5,395
[8]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	6,545	6,545
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.650%	5/7/2026	24,645	24,645
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.500%	5/1/2026	27,375	27,375
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.600%	5/1/2026	7,000	7,000
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.600%	5/1/2026	2,700	2,700
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.600%	5/1/2026	12,200	12,200
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.600%	5/1/2026	28,800	28,800
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.500%	5/1/2026	23,175	23,175
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.500%	5/1/2026	7,815	7,815
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.500%	5/1/2026	16,405	16,405
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.500%	5/1/2026	29,065	29,065
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.600%	5/1/2026	11,200	11,200
[1]	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.150%	5/6/2026	10,400	10,400
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.620%	5/6/2026	16,855	16,855
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.620%	5/6/2026	25,925	25,925
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.650%	5/6/2026	37,590	37,590
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.650%	5/6/2026	80,730	80,730
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.650%	5/6/2026	15,200	15,200
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	5/1/2026	13,720	13,720
[9]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	5/1/2026	6,625	6,625
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	5/1/2026	8,375	8,375
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/1/2026	10,300	10,300
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/1/2026	8,800	8,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/6/2026	43,690	43,690
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/6/2026	43,305	43,305
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/6/2026	1,795	1,795
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/7/2026	59,925	59,925
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/7/2026	25,440	25,440
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/7/2026	35,300	35,300
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.620%	5/7/2026	39,820	39,820
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.500%	5/6/2026	31,645	31,645
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.500%	5/6/2026	20,000	20,000
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.500%	5/6/2026	18,205	18,205
	New Jersey Educational Facilities Authority College & University Revenue VRDO	3.650%	5/6/2026	2,300	2,300
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/7/2026	3,280	3,280
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.640%	5/6/2026	20,800	20,800
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.700%	5/6/2026	33,475	33,475
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.700%	5/6/2026	48,100	48,100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	35,000	35,000
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	62,265	62,265
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	12,700	12,700
13

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.620%	5/7/2026	10,135	10,135
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.620%	5/7/2026	25,600	25,600
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.650%	5/7/2026	22,970	22,970
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	3.600%	5/1/2026	3,700	3,700
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.500%	5/1/2026	620	620
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.500%	5/1/2026	28,200	28,200
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.600%	5/1/2026	22,960	22,960
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.670%	5/1/2026	12,790	12,790
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.590%	5/7/2026	43,145	43,145
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.590%	5/7/2026	13,550	13,550
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.600%	5/7/2026	4,585	4,585
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.620%	5/7/2026	34,880	34,880
[3]	New York City NY Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.710%	5/6/2026	17,000	17,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.550%	5/1/2026	5,040	5,040
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.550%	5/1/2026	13,835	13,835
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.550%	5/7/2026	23,635	23,635
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.600%	5/7/2026	25,850	25,850
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.620%	5/7/2026	33,000	33,000
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.650%	5/7/2026	35,795	35,795
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	3.600%	5/6/2026	8,000	8,000
	New York NY GO VRDO	3.550%	5/1/2026	16,290	16,290
	New York NY GO VRDO	3.600%	5/1/2026	23,500	23,500
[3]	New York NY GO VRDO	3.590%	5/7/2026	22,815	22,815
[3]	New York NY GO VRDO	3.600%	5/7/2026	36,375	36,375
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.500%	5/6/2026	8,030	8,030
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.650%	5/6/2026	26,340	26,340
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.700%	5/6/2026	16,225	16,225
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.700%	5/6/2026	29,790	29,790
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/6/2026	16,475	16,475
[1]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	3.250%	5/6/2026	9,570	9,570
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/6/2026	33,475	33,475
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) VRDO	3.600%	5/7/2026	20,140	20,140
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	3.650%	5/7/2026	9,050	9,050
	Northampton County General Purpose Authority College & University Revenue VRDO	3.650%	5/7/2026	20,990	20,990
	Northampton County General Purpose Authority College & University Revenue VRDO	3.650%	5/7/2026	35,050	35,050
[1,3]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.680%	5/7/2026	7,000	7,000
[1]	Nuveen Municipal Credit Income Fund VRDO VRDP	3.780%	5/7/2026	126,000	126,000
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.670%	5/7/2026	25,200	25,200
	Ohio GO VRDO	3.600%	5/6/2026	4,165	4,165
	Ohio GO VRDO	3.600%	5/6/2026	5,160	5,160
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.450%	5/6/2026	10,740	10,740
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/6/2026	24,900	24,900
	Ohio Lease (Appropriation) Revenue VRDO	3.600%	5/6/2026	32,380	32,380
	Ohio Special Obligation Revenue VRDO	3.600%	5/6/2026	70,750	70,750
	Ohio Special Obligation Revenue VRDO	3.600%	5/6/2026	24,555	24,555
	Ohio State University College & University Revenue VRDO	3.500%	5/6/2026	18,885	18,885
	Ohio State University College & University Revenue VRDO	3.500%	5/6/2026	2,200	2,200
	Ohio State University College & University Revenue VRDO	3.650%	5/6/2026	45,900	45,900
	Oregon GO VRDO	3.550%	5/6/2026	10,020	10,020
[1]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	3.080%	5/7/2026	7,000	7,000
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	3.630%	5/7/2026	13,140	13,140
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	3.720%	5/7/2026	14,570	14,570
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	3.620%	5/7/2026	41,000	41,000
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	3.630%	5/7/2026	12,430	12,430
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	3.670%	5/7/2026	33,600	33,600
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	3.650%	5/6/2026	89,405	89,405
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	3.680%	5/6/2026	11,100	11,100
	Orlando Utilities Commission Multiple Utility Revenue VRDO	3.680%	5/6/2026	16,145	16,145
[3]	Palm Beach County FL Industrial Revenue VRDO	3.630%	5/7/2026	4,300	4,300
[3]	Pennsylvania Economic Development Financing Authority Water Revenue (Various Refunding York Water Co. Project) VRDO	3.670%	5/7/2026	12,000	12,000
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.670%	5/6/2026	9,870	9,870
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.600%	5/6/2026	51,100	51,100
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.650%	5/6/2026	21,175	21,175
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.650%	5/7/2026	42,365	42,365
14

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.650%	5/7/2026	2,500	2,500
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.650%	5/7/2026	77,950	77,950
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.650%	5/7/2026	11,265	11,265
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.650%	5/7/2026	4,700	4,700
[3]	Philadelphia IDA Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	3.650%	5/7/2026	2,745	2,745
[3]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	3.680%	5/6/2026	38,115	38,115
	Private Colleges & Universities Authority College & University Revenue VRDO	3.680%	5/6/2026	57,225	57,225
[3]	Quad Cities Regional Economic Development Authority College & University Revenue VRDO	3.620%	5/7/2026	7,900	7,900
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	3.600%	5/6/2026	6,800	6,800
[3]	Rhode Island Health & Educational Building Corp. College & University Revenue VRDO	3.600%	5/6/2026	20,735	20,735
[3]	Rochester MN Local or Guaranteed Housing Revenue (Bella Grove Apartments Project) VRDO	3.650%	5/7/2026	3,855	3,855
[3]	San Antonio Housing Trust Finance Corp. Local or Guaranteed Housing Revenue (Northview Apartments Projects) VRDO	3.650%	5/7/2026	16,660	16,660
[3]	San Antonio Housing Trust Finance Corp. Local or Guaranteed Housing Revenue (Northview Apartments Projects) VRDO	3.750%	5/7/2026	3,055	3,055
	Shelby County TN GO VRDO	3.620%	5/7/2026	62,300	62,300
[3]	South Carolina Jobs-Economic Development Authority Industrial Revenue VRDO	3.650%	5/7/2026	34,555	34,555
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/7/2026	65,000	65,000
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/7/2026	105,500	105,500
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.650%	5/7/2026	12,590	12,590
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/6/2026	35,000	35,000
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue VRDO	3.640%	5/7/2026	3,795	3,795
[3]	St. Paul Minnesota Housing & Redevelopment Authority Local or Guaranteed Housing Revenue (Highland Ridge Project) VRDO	3.570%	5/7/2026	2,990	2,990
[3]	State Public School Building Authority Miscellaneous Revenue (School District Project) VRDO	3.690%	5/7/2026	8,460	8,460
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.550%	5/6/2026	12,090	12,090
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/6/2026	70,800	70,800
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.690%	5/6/2026	24,065	24,065
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.620%	5/7/2026	59,835	59,835
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.630%	5/7/2026	63,285	63,285
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/7/2026	12,385	12,385
[3]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.700%	5/7/2026	4,545	4,545
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue VRDO	3.650%	5/7/2026	42,000	42,000
	Texas GO VRDO	3.570%	5/6/2026	44,085	44,085
	Texas GO VRDO	3.570%	5/6/2026	40,560	40,560
	Texas GO VRDO	3.570%	5/6/2026	8,695	8,695
	Texas GO VRDO	3.650%	5/6/2026	18,280	18,280
	Texas GO VRDO	3.680%	5/6/2026	36,010	36,010
	Texas GO VRDO	3.700%	5/6/2026	123,040	123,040
	Texas GO VRDO	3.700%	5/6/2026	22,580	22,580
	Texas GO VRDO	3.700%	5/6/2026	39,675	39,675
[3]	Texas GO VRDO	3.700%	5/6/2026	43,865	43,865
	Texas GO VRDO	3.700%	5/6/2026	198,100	198,100
	Texas GO VRDO	3.740%	5/6/2026	31,190	31,190
	Texas GO VRDO	3.750%	5/6/2026	16,010	16,010
	Texas GO VRDO	3.750%	5/6/2026	4,500	4,500
	Texas GO VRDO	3.750%	5/6/2026	8,400	8,400
	Texas GO VRDO	3.750%	5/6/2026	2,100	2,100
	Texas GO VRDO	3.750%	5/6/2026	1,385	1,385
	Texas GO VRDO	3.750%	5/6/2026	10,130	10,130
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/6/2026	57,685	57,685
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/7/2026	40,000	40,000
	University of Houston College & University Revenue VRDO	3.350%	5/7/2026	34,500	34,500
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	3.610%	5/7/2026	7,230	7,230
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/6/2026	35,100	35,100
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/6/2026	19,900	19,900
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/6/2026	58,640	58,640
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/6/2026	40,000	40,000
[3]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	3.770%	5/6/2026	24,275	24,275
[3]	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/1/2026	14,100	14,100
[3]	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project) VRDO	3.620%	5/7/2026	1,560	1,560
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Reserve at Seatac Appartements Project) VRDO	3.680%	5/6/2026	29,900	29,900
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Urban Center Apartments Project) VRDO	3.680%	5/6/2026	28,100	28,100
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.680%	5/6/2026	12,170	12,170
[8]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	14,500	14,500
[3]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.620%	5/7/2026	5,120	5,120
[1]	Western Asset Intermediate Municipal Fund Inc. VRDO VRDP	3.780%	5/7/2026	18,200	18,200
15

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Western Asset Managed Municipal Fund Inc. VRDO VRDP	3.780%	5/7/2026	124,575	124,575
[1]	Western Asset Managed Municipal Fund Inc. VRDO VRDP	3.780%	5/7/2026	53,900	53,900
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	33,095	33,095
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	24,295	24,295
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	18,925	18,925
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	20,375	20,375
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	36,560	36,560
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	14,500	14,500
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.620%	5/7/2026	22,300	22,300
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	22,340	22,340
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	21,000	21,000
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/7/2026	9,000	9,000
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.650%	5/7/2026	32,800	32,800
Total Variable Rate Demand Note (Cost $9,043,038)					9,043,038
Other Municipal Security (3.3%)
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.000%	5/21/2026	60,995	61,022
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.000%	10/14/2026	50,980	51,297
	Bergen County Improvement Authority Miscellaneous Revenue	4.000%	6/30/2026	9,000	9,014
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	7/31/2026	6,490	6,507
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/28/2027	11,760	11,931
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Government Leasing Program)	4.000%	12/9/2026	25,000	25,200
[1]	California Infrastructure & Economic Development Bank Economic Development Revenue PUT	3.500%	11/2/2026	105,000	105,000
[4]	Cleburne Independent School District GO	5.000%	2/15/2027	705	717
	Commack NY Union Free School District GO	4.000%	6/24/2026	26,000	26,054
	Dallas County TX GO	5.000%	8/15/2026	500	503
	Eastchester NY Union Free School District BAN GO	4.000%	1/22/2027	58,450	59,137
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.080%	6/1/2026	6,500	6,500
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	2.625%	8/3/2026	3,750	3,750
	Hamilton OH BAN GO	4.000%	12/15/2026	12,070	12,173
	Hauppauge Union Free School District BAN GO	3.750%	6/26/2026	10,500	10,510
	Houston TX GO	5.000%	3/1/2027	1,615	1,647
	Hudson County Improvement Authority Intergovernmental Agreement Revenue (Local Unit Loan Program)	3.500%	3/1/2027	15,979	16,145
[1]	Hudson County NJ GO	3.000%	11/15/2026	1,000	1,000
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	2.625%	8/3/2026	3,750	3,750
[8]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.920%	5/7/2026	6,450	6,450
	Ithaca City School District BAN GO	4.000%	7/10/2026	10,775	10,794
	Jericho Union Free School District GO	3.750%	5/21/2026	7,000	7,005
	Madison WI Metropolitan School District Miscellaneous Taxes Revenue TRAN	5.000%	9/1/2026	25,000	25,201
	Maryland GO	5.000%	8/1/2026	3,135	3,154
	Michigan Finance Authority Miscellaneous Revenue	5.000%	7/20/2026	14,685	14,755
	Minnesota GO	5.000%	8/1/2026	1,595	1,605
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	3/12/2027	21,335	21,654
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue PUT	5.000%	6/2/2026	20,000	20,226
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2026	5,215	5,215
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2026	8,000	8,000
	North Carolina Appropriations Revenue	5.000%	5/1/2026	3,900	3,900
	Oak Hills Local School District BAN GO	4.000%	6/3/2026	9,000	9,012
[9]	Ohio Highway Revenue	5.000%	12/15/2026	2,880	2,921
	Pittsford Central School District BAN GO	3.750%	6/26/2026	7,915	7,923
[9]	Texas Transportation Commission GO	5.000%	4/1/2027	2,750	2,812
	Vermont GO	5.000%	8/15/2026	525	528
	Wayne County OH GO	3.500%	12/16/2026	30,000	30,163
Total Other Municipal Security (Cost $593,175)					593,175
Non-Financial Company Commercial Paper (4.9%)
	Board of Regents of the University of Texas System CP	2.600%	5/18/2026	13,000	13,000
	Board of Regents of the University of Texas System CP	2.390%	6/4/2026	25,000	25,000
	Board of Regents of the University of Texas System CP	2.520%	6/4/2026	41,000	41,000
	Board of Regents of the University of Texas System CP	2.620%	6/4/2026	12,500	12,500
	Board of Regents of the University of Texas System CP	2.410%	6/11/2026	12,500	12,500
16

Municipal Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Board of Regents of the University of Texas System CP	2.400%	7/7/2026	18,000	18,000
Board of Regents of the University of Texas System CP	2.400%	7/8/2026	25,000	25,000
Board of Regents of the University of Texas System CP	2.400%	7/16/2026	11,350	11,350
Board of Regents of the University of Texas System CP	2.400%	7/22/2026	12,000	12,000
Board of Regents of the University of Texas System CP	2.450%	8/11/2026	25,000	25,000
Board of Regents of the University of Texas System CP	2.490%	8/11/2026	25,000	25,000
Board of Regents of the University of Texas System CP	2.450%	8/18/2026	25,000	25,000
Board of Regents of the University of Texas System CP	2.520%	9/1/2026	25,000	25,000
Board of Regents of the University of Texas System CP	2.470%	9/2/2026	25,000	25,000
Board of Regents of the University of Texas System CP	2.450%	9/23/2026	25,000	25,000
Dallas Area Rapid Transit CP	2.470%	5/14/2026	3,330	3,330
Dallas Area Rapid Transit CP	2.480%	5/28/2026	16,599	16,599
El Paso TX Water & Sewer Revenue CP	2.680%	7/15/2026	92,000	92,000
El Paso TX Water & Sewer Revenue CP	2.700%	7/15/2026	36,000	36,000
El Paso TX Water & Sewer Revenue CP	2.700%	7/15/2026	44,500	44,500
New Jersey Educational Facilities Authority CP	2.450%	10/5/2026	20,361	20,361
New Jersey Infrastructure Bank CP	2.450%	6/11/2026	25,000	25,000
Omaha Public Power District CP	2.400%	5/5/2026	10,000	10,000
Omaha Public Power District CP	2.600%	8/4/2026	3,750	3,750
Omaha Public Power District CP	2.600%	8/18/2026	2,000	2,000
Permanent University Fund - Texas A&M University System CP	2.640%	5/6/2026	25,000	25,000
Permanent University Fund - Texas A&M University System CP	2.640%	5/11/2026	25,000	25,000
Permanent University Fund - Texas A&M University System CP	2.400%	7/1/2026	25,000	25,000
Permanent University Fund - Texas A&M University System CP	2.400%	7/1/2026	25,000	25,000
Permanent University Fund - Texas A&M University System CP	2.420%	8/5/2026	25,000	25,000
Permanent University Fund - Texas A&M University System CP	2.470%	8/20/2026	25,000	25,000
Permanent University Fund - Texas A&M University System CP	2.500%	8/27/2026	10,000	10,000
Permanent University Fund - Texas A&M University System CP	2.520%	9/3/2026	25,000	25,000
Permanent University Fund - Texas A&M University System CP	2.450%	10/6/2026	25,000	25,000
Texas A&M University CP	2.350%	6/23/2026	10,000	10,000
Texas State University System CP	2.780%	5/21/2026	51,013	51,013
Texas State University System Revenue CP	2.700%	5/21/2026	29,500	29,500
University of North Texas System CP	2.470%	5/7/2026	1,447	1,447
Total Non-Financial Company Commercial Paper (Cost $875,850)				875,850
Total Investments (99.1%) (Cost $17,806,838)				17,806,838
Other Assets and Liabilities—Net (0.9%)				161,479
Net Assets (100%)				17,968,317
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $8,179,120, representing 45.5% of net assets.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Municipal Money Market Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $17,806,838)	17,806,838
Investment in Vanguard	419
Receivables for Investment Securities Sold	84,378
Receivables for Accrued Income	86,701
Receivables for Capital Shares Issued	72,719
Other Assets	4,061
Total Assets	18,055,116
Liabilities
Due to Custodian	283
Payables for Investment Securities Purchased	60,468
Payables for Capital Shares Redeemed	18,988
Payables for Distributions	6,263
Payables to Vanguard	797
Total Liabilities	86,799
Net Assets	17,968,317
At April 30, 2026, net assets consisted of:

Paid-in Capital	17,968,065
Total Distributable Earnings (Loss)	252
Net Assets	17,968,317

Net Assets
Applicable to 17,965,604,515 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,968,317
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
18

Municipal Money Market Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest	223,108
Total Income	223,108
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,494
Management and Administrative	7,425
Marketing and Distribution	760
Custodian Fees	28
Shareholders’ Reports	39
Trustees’ Fees and Expenses	5
Other Expenses	8
Total Expenses	9,759
Expenses Paid Indirectly	(29)
Net Expenses	9,730
Net Investment Income	213,378
Realized Net Gain (Loss) on Investment Securities Sold	20
Net Increase (Decrease) in Net Assets Resulting from Operations	213,398

See accompanying Notes, which are an integral part of the Financial Statements.
19

Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	213,378	476,757
Realized Net Gain (Loss)	20	134
Net Increase (Decrease) in Net Assets Resulting from Operations	213,398	476,891
Distributions
Total Distributions	(213,392)	(476,717)
Capital Share Transactions (at $1.00 per share)
Issued	7,188,562	14,480,629
Issued in Lieu of Cash Distributions	179,709	406,225
Redeemed	(7,203,485)	(15,129,921)
Net Increase (Decrease) from Capital Share Transactions	164,786	(243,067)
Total Increase (Decrease)	164,792	(242,893)
Net Assets
Beginning of Period	17,803,525	18,046,418
End of Period	17,968,317	17,803,525

See accompanying Notes, which are an integral part of the Financial Statements.
20

Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0120	.0267	.0332	.0302	.0066	.0001
Net Realized and Unrealized Gain (Loss) on Investments	(.0001)	—	—	—	.0001	—
Total from Investment Operations	.0119	.0267	.0332	.0302	.0067	.0001
Distributions
Dividends from Net Investment Income	(.0119)	(.0267)	(.0332)	(.0302)	(.0066)	(.0001)
Distributions from Realized Capital Gains	—	—	(.0000)[2]	(.0000)[2]	(.0001)	—
Total Distributions	(.0119)	(.0267)	(.0332)	(.0302)	(.0067)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.20%	2.70%	3.38%	3.06%	0.67%	0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,968	$17,804	$18,046	$17,560	$16,592	$15,683
Ratio of Total Expenses to Average Net Assets[4]	0.11%[5]	0.12%[5]	0.15%[5]	0.15%[5]	0.13%[5]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.41%	2.66%	3.32%	3.02%	0.66%	0.01%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for the year ended October 31, 2022 and 0.15% for the year ended 2021. For the six months ended April 30, 2026, and the years ended 2025, 2024, and 2023, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.12%, 0.15%, 0.15%, and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Municipal Money Market Fund
Notes to Financial Statements
Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $419,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2026, custodian fee offset arrangements reduced the fund’s expenses by $29,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
22

Municipal Money Market Fund
At April 30, 2026, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,807,098
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(260)
Net Unrealized Appreciation (Depreciation)	(260)
G.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2026, such purchases were $282,095,000 and sales were $932,665,000, resulting in net realized gain (loss) of $0.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q452 062026
23

Financial Statements
For the six-months ended April 30, 2026
Vanguard Tax-Exempt Bond Index Fund

Contents
Financial Statements	1

Tax-Exempt Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.6%)
Alabama (0.7%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2042	45	48
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	11,395	11,479
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	22,210	22,373
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2029	4,000	4,314
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2031	4,155	4,628
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2033	6,520	7,446
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2026	1,420	1,430
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/2027	3,275	3,332
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	1,785	1,840
	Alabama GO	5.000%	8/1/2027	715	719
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2026	4,060	4,091
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2030	1,920	2,105
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2031	2,165	2,410
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2035	2,500	2,886
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2036	2,160	2,471
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2037	1,000	1,137
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2038	8,820	9,965
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2039	7,400	8,313
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2040	1,225	1,368
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2041	4,030	4,483
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2042	1,500	1,657
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2043	4,060	4,454
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2045	3,355	3,617
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2027	2,655	2,749
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2029	2,420	2,613
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2030	1,565	1,720
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	4,125	4,501
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2033	5,625	6,119
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2035	3,055	3,300
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	15,895	16,260
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2037	1,540	1,651
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2038	240	243
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2039	11,470	12,223
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	5,060	5,095
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	2,175	2,182
	Auburn University College & University Revenue	5.000%	6/1/2028	435	436
	Auburn University College & University Revenue	5.000%	6/1/2043	45	46
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	9,800	9,954
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/2043	245	237
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2048	1,315	1,326
	Decatur AL Waterworks & Sewer Water Revenue	4.000%	8/15/2050	5,240	4,671
[2]	Gadsden AL GO	5.000%	10/1/2050	2,500	2,597
[2]	Gadsden AL GO	5.000%	10/1/2055	3,000	3,097
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2049	1,500	1,529
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2054	1,250	1,264
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/2056	500	473
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2033	500	508
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2042	7,875	7,731
	Jefferson County AL Sewer Revenue	5.000%	10/1/2027	910	937
	Jefferson County AL Sewer Revenue	5.000%	10/1/2028	1,405	1,475
	Jefferson County AL Sewer Revenue	5.000%	10/1/2029	1,650	1,760
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	2,935	3,176
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	4,210	4,613
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	3,220	3,564
	Jefferson County AL Sewer Revenue	5.000%	10/1/2033	3,015	3,368
	Jefferson County AL Sewer Revenue	5.000%	10/1/2034	2,730	3,027
	Jefferson County AL Sewer Revenue	5.000%	10/1/2035	2,885	3,182
	Jefferson County AL Sewer Revenue	5.000%	10/1/2036	2,595	2,845
	Jefferson County AL Sewer Revenue	5.000%	10/1/2037	5,580	6,086
	Jefferson County AL Sewer Revenue	5.000%	10/1/2038	2,140	2,321
1

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Jefferson County AL Sewer Revenue	5.000%	10/1/2039	3,080	3,312
Jefferson County AL Sewer Revenue	5.250%	10/1/2040	1,260	1,376
Jefferson County AL Sewer Revenue	5.250%	10/1/2041	6,280	6,839
Jefferson County AL Sewer Revenue	5.250%	10/1/2042	4,855	5,260
Jefferson County AL Sewer Revenue	5.250%	10/1/2043	3,100	3,342
Jefferson County AL Sewer Revenue	5.250%	10/1/2044	3,750	4,023
Jefferson County AL Sewer Revenue	5.250%	10/1/2045	4,085	4,351
Jefferson County AL Sewer Revenue	5.250%	10/1/2049	22,750	23,523
Jefferson County AL Sewer Revenue	5.500%	10/1/2053	28,000	29,228
University of Alabama College & University Revenue	3.500%	7/1/2042	470	441
University of Alabama College & University Revenue	4.000%	7/1/2054	3,695	3,281
				320,421
Alaska (0.0%)
Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/2052	5,000	4,520
North Slope Borough AK GO	5.000%	6/30/2026	2,500	2,509
North Slope Borough AK GO	5.000%	6/30/2029	4,765	5,105
North Slope Borough AK GO	5.000%	6/30/2030	3,765	4,105
				16,239
Arizona (1.0%)
Arizona Board of Regents College & University Revenue	5.000%	7/1/2027	4,350	4,475
Arizona Board of Regents College & University Revenue	5.000%	7/1/2028	4,350	4,576
Arizona Board of Regents College & University Revenue	5.000%	7/1/2037	7,290	8,406
Arizona Board of Regents College & University Revenue	5.000%	7/1/2041	2,870	3,097
Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	3,010	3,062
Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	355	381
Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	7,585	7,260
Arizona COP, ETM	5.000%	10/1/2027	1,910	1,975
Arizona COP, ETM	5.000%	10/1/2028	2,610	2,761
Arizona COP, ETM	5.000%	10/1/2029	845	912
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2026	2,725	2,735
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2028	1,560	1,644
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2034	3,925	3,939
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2038	10,000	11,473
Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	10,000	10,005
Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	5,190	5,397
Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	4,030	4,263
Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	19,520	21,230
Arizona IDA Charter School Aid Revenue	5.250%	11/1/2048	2,000	2,057
Arizona IDA Charter School Aid Revenue	5.000%	11/1/2049	30	30
Arizona IDA Charter School Aid Revenue	5.250%	11/1/2053	2,000	2,036
Arizona IDA Charter School Aid Revenue	5.000%	11/1/2054	3,035	3,048
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2051	5,620	4,613
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2061	6,000	4,696
Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	3,000	2,348
Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/2026	1,360	1,367
Arizona Lottery Revenue, ETM	5.000%	7/1/2026	840	843
Arizona Lottery Revenue, ETM	5.000%	7/1/2027	475	488
Arizona Lottery Revenue, ETM	5.000%	7/1/2028	465	488
Arizona Lottery Revenue, ETM	5.000%	7/1/2029	1,035	1,109
Arizona State University College & University Revenue	5.000%	7/1/2041	1,050	1,099
Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/2036	14,045	15,522
Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/2038	25	27
Maricopa County Special Health Care District GO	4.000%	7/1/2035	4,010	4,122
Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/2029	350	349
Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/2033	15	15
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2042	10,845	11,151
Mesa AZ Utility System Water Revenue	4.000%	7/1/2031	830	831
Mesa AZ Utility System Water Revenue	4.000%	7/1/2032	3,560	3,564
Phoenix AZ GO	5.000%	7/1/2027	9,475	9,515
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2026	3,845	3,859
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2027	1,895	1,902
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2029	15,950	15,985
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	385	394
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	1,435	1,468
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	1,170	1,196
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2040	6,855	6,862
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2040	15,070	16,056
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2045	7,980	7,445
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	13,975	14,348
2

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	3.000%	7/1/2049	3,565	2,668
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2049	16,520	16,870
[2]	Pinal County AZ Sales Tax Revenue	5.250%	8/1/2050	2,840	3,024
	Queen Creek AZ COP	5.250%	10/1/2056	200	210
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2028	700	711
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	4,895	4,968
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2034	360	365
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2036	4,960	5,020
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	1/1/2038	4,490	4,499
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	2,255	2,280
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2042	5,500	6,108
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2043	5,895	6,502
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2044	6,640	7,262
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2049	140	147
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2054	9,315	9,663
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.250%	1/1/2054	29,745	31,407
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	6,620	6,892
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	985	1,026
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	2,305	2,397
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2031	5,750	5,973
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	5,220	5,924
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2034	1,570	1,625
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2034	15,280	17,486
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	6,680	6,893
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2037	4,535	4,673
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2038	3,310	3,406
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2039	660	667
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2039	155	159
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2044	75	81
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2045	5,020	4,959
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	4,325	4,449
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	4,850	5,090
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	5,830	6,228
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	2.375%	1/1/2048	300	209
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2048	135	142
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2051	10,390	10,878
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	14,720	15,516
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2055	25,940	27,490
					470,291
Arkansas (0.1%)
	Beaver Water District of Benton & Washington Counties Water Revenue	5.000%	4/15/2055	5,425	5,591
	Fayetteville School District No. 1 GO	4.000%	2/1/2046	5,000	4,889
	Fayetteville School District No. 1 GO	2.750%	6/1/2046	155	112
	Fayetteville School District No. 1 GO	4.000%	2/1/2050	3,085	2,843
	Fayetteville School District No. 1 GO	3.000%	6/1/2050	70	52
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2047	6,985	6,696
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2050	2,000	1,869
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/2053	2,325	2,193
	University of Arkansas College & University Revenue	5.000%	12/1/2045	6,560	6,859
3

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Arkansas College & University Revenue	5.000%	4/1/2052	1,095	1,127
					32,231
California (17.0%)
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2052	13,040	13,437
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	8,800	2,234
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	2,440	656
[1,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/2037	0.000%	10/1/2051	4,300	2,495
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/2037	0.000%	10/1/2047	4,900	2,901
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/2037	0.000%	10/1/2048	9,305	5,451
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/2037	0.000%	10/1/2049	3,050	1,776
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/2037	0.000%	10/1/2050	1,730	997
[1,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/2037	0.000%	10/1/2052	31,590	18,267
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	2,550	2,490
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	4,790	4,823
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	3,650	3,680
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	150	109
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	2,280	2,295
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	1,915	1,930
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/2036	70	66
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	505	508
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2037	530	531
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	4,130	4,154
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	20	18
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/2046	5,790	5,567
[1]	Alameda County Oakland Unified School District GO	5.250%	8/1/2048	5,395	5,737
[3]	Allan Hancock CA Joint Community College District GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/2047	380	294
[1]	Alvord Unified School District GO	0.000%	8/1/2041	220	117
[1]	Alvord Unified School District GO	0.000%	8/1/2043	590	290
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	2,500	2,574
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	2,135	2,195
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	2,700	2,829
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2029	600	549
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	3,310	2,938
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	2,525	2,094
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/2036	1,490	1,071
	Anaheim Union High School District GO	4.500%	8/1/2050	5,000	5,068
	Anaheim Union High School District GO	4.625%	8/1/2052	5,000	5,085
	Antelope Valley Community College District GO	4.000%	8/1/2046	9,625	9,741
	Antelope Valley Community College District GO	0.000%	2/1/2050	1,910	607
	Antelope Valley Community College District GO	3.000%	8/1/2050	7,145	5,373
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	8,025	8,208
[1]	Bass Lake Joint Elementary District GO	0.000%	8/1/2045	3,030	1,282
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	120	123
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	285	300
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	265	280
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2029	675	685
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2029	425	459
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	95	105
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	415	420
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	120	135
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	1,000	1,007
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	1,030	1,035
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	5,040	4,787
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2037	18,570	18,617
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2037	1,875	2,239
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	6,120	6,126
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2038	4,180	4,997
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2039	3,245	3,885
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	2,975	3,557
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	20	22
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	2,690	3,214
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2042	5,800	5,750
4

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	3,960	4,721
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,500	3,895
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,000	3,564
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	2,230	2,630
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	5,000	5,466
Bay Area Toll Authority Highway Revenue	3.500%	4/1/2047	700	595
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2047	22,155	21,028
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2048	1,500	1,608
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2049	4,460	4,116
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2053	2,010	2,123
Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	5,560	4,034
Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	13,780	9,131
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2056	5,065	4,595
Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	9,850	9,660
Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	19,940	22,654
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2027	180	184
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	215	232
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	340	366
Beverly Hills CA Unified School District GO	0.000%	8/1/2031	740	641
Beverly Hills CA Unified School District GO	0.000%	8/1/2032	4,535	3,796
Beverly Hills CA Unified School District GO	0.000%	8/1/2033	6,355	5,131
Beverly Hills CA Unified School District GO	0.000%	8/1/2037	1,850	1,156
Beverly Hills CA Unified School District GO	3.000%	8/1/2044	290	243
Burbank CA Electric Power & Light Revenue	5.000%	6/1/2048	1,645	1,705
California Department of Water Resources Water Revenue	5.000%	12/1/2026	550	559
California Department of Water Resources Water Revenue	5.000%	12/1/2027	365	382
California Department of Water Resources Water Revenue	5.000%	12/1/2027	400	418
California Department of Water Resources Water Revenue	5.000%	12/1/2028	1,835	1,863
California Department of Water Resources Water Revenue	5.000%	12/1/2028	405	433
California Department of Water Resources Water Revenue	5.000%	12/1/2029	720	731
California Department of Water Resources Water Revenue	5.000%	12/1/2029	295	322
California Department of Water Resources Water Revenue	5.000%	12/1/2030	360	402
California Department of Water Resources Water Revenue	5.000%	12/1/2030	380	386
California Department of Water Resources Water Revenue	5.000%	12/1/2031	450	500
California Department of Water Resources Water Revenue	5.000%	12/1/2031	355	360
California Department of Water Resources Water Revenue	5.000%	12/1/2031	705	732
California Department of Water Resources Water Revenue	5.000%	12/1/2031	35	38
California Department of Water Resources Water Revenue	5.000%	12/1/2032	230	254
California Department of Water Resources Water Revenue	5.000%	12/1/2033	75	81
California Department of Water Resources Water Revenue	4.000%	12/1/2034	8,095	8,139
California Department of Water Resources Water Revenue	5.000%	12/1/2034	790	869
California Department of Water Resources Water Revenue	5.000%	12/1/2034	500	536
California Department of Water Resources Water Revenue	4.000%	12/1/2035	1,200	1,206
California Department of Water Resources Water Revenue	5.000%	12/1/2035	790	866
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	50	56
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	245	278
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	110	126
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2033	10	11
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2034	4,000	4,562
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2051	6,220	6,646
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2056	8,435	8,940
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2026	210	213
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	130	140
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	495	536
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2033	435	507
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	5,145	6,127
California Educational Facilities Authority College & University Revenue	5.000%	3/15/2039	2,000	2,415
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	5,640	6,715
California Educational Facilities Authority College & University Revenue	5.000%	12/1/2044	800	805
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	20,000	23,404
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	8,165	9,432
California Educational Facilities Authority College & University Revenue	4.000%	4/1/2047	5,040	4,696
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2047	1,000	997
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	26,460	29,923
California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	11,420	7,435
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	10,000	11,199
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	22,430	23,617
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	5,270	6,015
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	7,360	8,793
5

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	115	123
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	8,610	9,100
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	3,740	4,012
	California GO	3.875%	8/1/2026	11,975	12,010
	California GO	4.000%	8/1/2026	400	401
	California GO	5.000%	8/1/2026	1,175	1,182
	California GO	5.000%	8/1/2026	5,305	5,336
	California GO	5.000%	8/1/2026	7,040	7,081
	California GO	5.000%	8/1/2026	3,435	3,455
	California GO	5.000%	8/1/2026	3,310	3,329
	California GO	5.000%	8/1/2026	30	30
	California GO	5.000%	8/1/2026	10	10
	California GO	4.000%	9/1/2026	7,585	7,622
	California GO	5.000%	9/1/2026	9,480	9,557
	California GO	5.000%	9/1/2026	235	237
	California GO	5.000%	9/1/2026	1,555	1,568
	California GO	5.000%	9/1/2026	6,105	6,155
	California GO	5.000%	9/1/2026	5,000	5,041
	California GO	5.000%	9/1/2026	8,000	8,065
	California GO	5.000%	9/1/2026	60	60
	California GO	5.000%	10/1/2026	3,780	3,817
	California GO	5.000%	10/1/2026	1,875	1,894
	California GO	5.000%	10/1/2026	500	505
	California GO	5.000%	10/1/2026	2,030	2,050
	California GO	4.000%	11/1/2026	3,025	3,046
	California GO	5.000%	11/1/2026	2,295	2,322
	California GO	5.000%	11/1/2026	12,075	12,219
	California GO	5.000%	11/1/2026	5,015	5,075
	California GO	5.000%	12/1/2026	9,625	9,762
[5]	California GO	5.000%	2/1/2027	3,990	4,066
	California GO	5.000%	3/1/2027	5,000	5,106
	California GO	5.000%	3/1/2027	200	200
	California GO	5.000%	4/1/2027	11,955	12,236
	California GO	5.000%	4/1/2027	2,995	3,065
	California GO	3.500%	8/1/2027	7,655	7,748
	California GO	5.000%	8/1/2027	2,000	2,012
	California GO	5.000%	8/1/2027	5,050	5,212
	California GO	5.000%	8/1/2027	16,310	16,835
	California GO	5.000%	8/1/2027	9,230	9,527
	California GO	5.000%	8/1/2027	230	230
	California GO	5.000%	8/1/2027	20	20
	California GO	5.000%	9/1/2027	1,010	1,018
	California GO	5.000%	9/1/2027	1,180	1,221
	California GO	5.000%	9/1/2027	8,030	8,306
	California GO	4.000%	10/1/2027	21,330	21,814
	California GO	5.000%	10/1/2027	1,435	1,487
	California GO	5.000%	10/1/2027	55	55
	California GO	5.000%	10/1/2027	4,220	4,374
	California GO	5.000%	10/1/2027	205	205
	California GO	5.000%	11/1/2027	1,000	1,039
	California GO	5.000%	11/1/2027	2,355	2,446
	California GO	5.000%	11/1/2027	2,450	2,545
	California GO	5.000%	11/1/2027	3,580	3,719
	California GO	5.000%	11/1/2027	3,590	3,729
	California GO	5.000%	11/1/2027	4,365	4,534
	California GO	5.000%	11/1/2027	1,260	1,309
	California GO	5.000%	12/1/2027	8,300	8,640
	California GO	3.000%	3/1/2028	4,370	4,412
	California GO	5.000%	3/1/2028	10,000	10,475
	California GO	5.000%	3/1/2028	14,885	15,592
	California GO	5.000%	3/1/2028	130	130
	California GO	5.000%	4/1/2028	6,375	6,692
	California GO	5.000%	4/1/2028	6,715	7,049
	California GO	5.000%	8/1/2028	6,475	6,513
	California GO	5.000%	8/1/2028	8,135	8,393
	California GO	5.000%	8/1/2028	480	495
	California GO	5.000%	8/1/2028	7,645	8,080
6

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/2028	16,300	17,228
California GO	5.000%	8/1/2028	15	15
California GO	4.000%	9/1/2028	315	316
California GO	5.000%	9/1/2028	7,990	8,052
California GO	5.000%	9/1/2028	1,240	1,250
California GO	5.000%	10/1/2028	150	159
California GO	5.000%	10/1/2028	5,090	5,400
California GO	5.000%	10/1/2028	340	361
California GO	5.000%	10/1/2028	22,295	23,653
California GO	5.000%	10/1/2028	5	5
California GO	5.000%	11/1/2028	20,115	21,381
California GO	5.000%	12/1/2028	14,350	15,281
California GO	5.000%	2/1/2029	25	25
California GO	3.000%	3/1/2029	65	65
California GO	3.000%	3/1/2029	310	310
California GO	5.000%	3/1/2029	2,240	2,395
California GO	5.000%	3/1/2029	8,350	8,927
California GO	5.000%	4/1/2029	9,005	9,644
California GO	5.000%	4/1/2029	3,305	3,540
California GO	5.000%	8/1/2029	7,660	7,704
California GO	5.000%	8/1/2029	1,475	1,522
California GO	5.000%	8/1/2029	13,350	13,426
California GO	5.000%	8/1/2029	3,855	4,066
California GO	5.000%	8/1/2029	14,060	15,161
California GO	5.000%	8/1/2029	25	25
California GO	3.000%	9/1/2029	155	155
California GO	5.000%	9/1/2029	1,090	1,098
California GO	5.000%	9/1/2029	2,110	2,126
California GO	5.000%	9/1/2029	1,125	1,215
California GO	5.000%	10/1/2029	14,685	15,888
California GO	5.000%	10/1/2029	3,620	3,832
California GO	5.000%	10/1/2029	7,705	8,336
California GO	5.000%	10/1/2029	8,110	8,775
California GO	5.000%	10/1/2029	5,970	6,459
California GO	4.000%	11/1/2029	9,000	9,432
California GO	5.000%	11/1/2029	22,995	24,921
California GO	5.000%	11/1/2029	12,065	13,075
California GO	5.000%	11/1/2029	16,810	17,443
California GO	5.000%	11/1/2029	3,570	3,869
California GO	5.000%	12/1/2029	3,455	3,750
California GO	5.000%	3/1/2030	2,660	2,896
California GO	5.000%	4/1/2030	1,785	1,947
California GO	5.000%	4/1/2030	1,505	1,641
California GO	5.000%	8/1/2030	21,385	22,046
California GO	5.000%	8/1/2030	8,865	9,333
California GO	5.000%	8/1/2030	5,245	5,753
California GO	5.000%	8/1/2030	9,265	10,163
California GO	5.000%	8/1/2030	24,600	26,983
California GO	5.000%	8/1/2030	205	205
California GO	5.000%	9/1/2030	2,450	2,468
California GO	5.000%	9/1/2030	5,520	5,561
California GO	5.000%	9/1/2030	5,055	5,553
California GO	5.000%	9/1/2030	1,500	1,648
California GO	5.000%	10/1/2030	10,485	11,327
California GO	5.000%	10/1/2030	4,885	5,160
California GO	5.000%	10/1/2030	3,315	3,646
California GO	5.000%	10/1/2030	5	5
California GO	5.000%	11/1/2030	2,480	2,732
California GO	5.000%	12/1/2030	1,140	1,257
California GO	5.000%	3/1/2031	2,305	2,502
California GO	5.000%	4/1/2031	7,505	8,315
California GO	5.000%	4/1/2031	4,335	4,803
California GO	5.000%	4/1/2031	1,615	1,726
California GO	3.250%	8/1/2031	11,970	12,309
California GO	4.000%	8/1/2031	1,000	1,001
California GO	5.000%	8/1/2031	1,720	1,915
California GO	5.000%	8/1/2031	12,295	13,691
California GO	5.000%	8/1/2031	3,000	3,341
California GO	5.000%	8/1/2031	14,000	14,421
California GO	5.000%	8/1/2031	18,655	20,773
7

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	3.250%	9/1/2031	5	5
	California GO	4.000%	9/1/2031	7,140	7,148
	California GO	5.000%	9/1/2031	2,200	2,216
	California GO	5.000%	9/1/2031	4,975	5,011
	California GO	5.000%	9/1/2031	1,170	1,304
	California GO	5.000%	9/1/2031	3,505	3,908
	California GO	5.000%	9/1/2031	5,465	6,093
	California GO	5.000%	10/1/2031	10,705	11,550
	California GO	5.000%	10/1/2031	5,230	5,838
	California GO	5.000%	10/1/2031	7,330	8,182
	California GO	5.000%	10/1/2031	4,890	5,459
	California GO	5.000%	11/1/2031	405	419
	California GO	5.000%	11/1/2031	500	518
	California GO	5.000%	11/1/2031	995	1,092
	California GO	5.000%	11/1/2031	5,500	5,818
	California GO	5.000%	12/1/2031	1,000	1,002
	California GO	5.000%	3/1/2032	2,715	3,052
	California GO	5.000%	4/1/2032	11,225	12,632
	California GO	5.000%	4/1/2032	2,830	3,185
	California GO	5.000%	4/1/2032	2,645	2,822
	California GO	3.500%	8/1/2032	4,025	4,183
	California GO	4.000%	8/1/2032	8,325	8,326
	California GO	5.000%	8/1/2032	1,330	1,337
	California GO	5.000%	8/1/2032	3,760	4,250
	California GO	5.000%	8/1/2032	1,815	2,052
	California GO	5.000%	8/1/2032	135	135
[1]	California GO	5.250%	8/1/2032	43,865	49,614
	California GO	3.000%	9/1/2032	520	516
	California GO	4.000%	9/1/2032	13,560	13,563
	California GO	4.000%	9/1/2032	10	10
	California GO	4.000%	9/1/2032	2,000	2,000
	California GO	4.000%	9/1/2032	305	305
	California GO	5.000%	9/1/2032	2,465	2,482
	California GO	5.000%	9/1/2032	3,430	3,454
	California GO	5.000%	9/1/2032	3,210	3,632
	California GO	5.000%	9/1/2032	885	1,001
	California GO	5.000%	9/1/2032	40	40
	California GO	3.000%	10/1/2032	335	332
	California GO	5.000%	10/1/2032	2,230	2,401
	California GO	5.000%	10/1/2032	16,735	18,469
	California GO	5.000%	10/1/2032	9,255	10,305
	California GO	5.000%	10/1/2032	65	65
	California GO	5.000%	11/1/2032	1,375	1,422
	California GO	5.000%	11/1/2032	11,020	11,651
	California GO	5.000%	11/1/2032	500	517
	California GO	5.000%	11/1/2032	2,540	2,880
	California GO	5.000%	11/1/2032	235	257
	California GO	5.000%	12/1/2032	150	150
	California GO	5.000%	3/1/2033	1,115	1,204
	California GO	5.000%	3/1/2033	2,690	2,905
	California GO	5.000%	3/1/2033	1,000	1,137
	California GO	5.000%	4/1/2033	7,900	8,418
	California GO	5.000%	4/1/2033	1,065	1,193
	California GO	4.000%	8/1/2033	2,000	2,000
	California GO	5.000%	8/1/2033	8,730	8,775
	California GO	5.000%	8/1/2033	2,325	2,391
	California GO	5.000%	8/1/2033	4,950	5,655
	California GO	5.000%	8/1/2033	16,235	18,548
	California GO	3.000%	9/1/2033	2,580	2,543
	California GO	3.375%	9/1/2033	10	10
	California GO	4.000%	9/1/2033	505	505
	California GO	4.000%	9/1/2033	695	695
	California GO	5.000%	9/1/2033	1,355	1,364
	California GO	5.000%	9/1/2033	1,120	1,261
	California GO	5.000%	9/1/2033	3,000	3,431
	California GO	5.000%	9/1/2033	6,000	6,861
	California GO	5.000%	9/1/2033	11,030	12,613
	California GO	3.000%	10/1/2033	730	727
	California GO	4.000%	10/1/2033	985	1,037
	California GO	5.000%	10/1/2033	5,725	6,501
8

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	10/1/2033	65	65
California GO	5.000%	11/1/2033	350	382
California GO	5.000%	3/1/2034	1,485	1,600
California GO	5.000%	8/1/2034	3,275	3,365
California GO	5.000%	8/1/2034	5,535	5,563
California GO	5.000%	8/1/2034	75	75
California GO	4.000%	9/1/2034	16,725	16,727
California GO	4.000%	9/1/2034	260	260
California GO	4.000%	9/1/2034	80	80
California GO	4.000%	9/1/2034	13,095	14,114
California GO	5.000%	9/1/2034	3,185	3,206
California GO	5.000%	9/1/2034	2,255	2,528
California GO	5.000%	9/1/2034	5,165	5,880
California GO	5.000%	9/1/2034	5,530	6,388
California GO	5.000%	9/1/2034	1,105	1,277
California GO	5.000%	9/1/2034	15	15
California GO	3.000%	10/1/2034	8,410	8,318
California GO	4.000%	10/1/2034	5,785	5,953
California GO	5.000%	10/1/2034	8,020	9,069
California GO	5.000%	10/1/2034	5,000	5,780
California GO	4.000%	11/1/2034	3,290	3,333
California GO	4.000%	11/1/2034	1,900	1,984
California GO	5.000%	11/1/2034	1,690	1,838
California GO	5.000%	12/1/2034	3,570	3,577
California GO	5.000%	12/1/2034	19,495	21,227
California GO	5.000%	3/1/2035	2,215	2,379
California GO	5.000%	3/1/2035	22,750	24,439
California GO	5.000%	3/1/2035	10,000	11,596
California GO	3.125%	4/1/2035	505	502
California GO	5.000%	4/1/2035	4,500	4,999
California GO	5.000%	4/1/2035	16,315	17,158
California GO	3.500%	8/1/2035	290	290
California GO	5.000%	8/1/2035	1,000	1,005
California GO	5.000%	8/1/2035	10,905	11,195
California GO	5.000%	8/1/2035	3,925	4,564
California GO	5.000%	8/1/2035	230	230
California GO	3.000%	9/1/2035	860	826
California GO	4.000%	9/1/2035	7,470	7,470
California GO	4.000%	9/1/2035	5,105	5,105
California GO	5.000%	9/1/2035	16,330	16,436
California GO	5.000%	9/1/2035	5,280	5,890
California GO	5.000%	9/1/2035	10,030	11,352
California GO	5.000%	10/1/2035	5,120	5,758
California GO	4.000%	11/1/2035	235	238
California GO	4.000%	11/1/2035	2,320	2,413
California GO	5.000%	11/1/2035	1,180	1,217
California GO	3.750%	12/1/2035	70	70
California GO	5.000%	12/1/2035	14,235	15,439
California GO	4.000%	3/1/2036	13,585	14,006
California GO	5.000%	3/1/2036	935	1,003
California GO	5.000%	4/1/2036	7,900	8,365
California GO	4.000%	8/1/2036	1,500	1,500
California GO	5.000%	8/1/2036	9,035	9,448
California GO	5.000%	8/1/2036	55	55
California GO	5.000%	8/1/2036	5,890	6,040
California GO	5.000%	8/1/2036	9,140	10,564
California GO	3.000%	9/1/2036	2,580	2,446
California GO	4.000%	9/1/2036	215	215
California GO	4.000%	9/1/2036	685	685
California GO	5.000%	9/1/2036	575	579
California GO	5.000%	9/1/2036	6,620	7,354
California GO	5.000%	9/1/2036	6,840	7,705
California GO	5.000%	9/1/2036	13,020	14,766
California GO	3.000%	10/1/2036	1,625	1,562
California GO	4.000%	10/1/2036	6,430	6,577
California GO	5.000%	10/1/2036	21,500	24,070
California GO	5.000%	10/1/2036	5,000	5,820
California GO	2.000%	11/1/2036	150	126
California GO	4.000%	11/1/2036	35	35
California GO	4.000%	11/1/2036	1,030	1,064
9

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	11/1/2036	6,600	6,931
California GO	5.000%	11/1/2036	5,775	6,239
California GO	5.000%	11/1/2036	10,000	11,430
California GO	5.000%	3/1/2037	2,325	2,665
California GO	5.000%	4/1/2037	1,360	1,436
California GO	5.000%	4/1/2037	2,215	2,441
California GO	4.000%	8/1/2037	40	40
California GO	4.000%	8/1/2037	165	166
California GO	5.000%	8/1/2037	5,595	5,619
California GO	5.000%	8/1/2037	1,145	1,195
California GO	5.000%	8/1/2037	15,585	17,689
California GO	5.000%	8/1/2037	11,815	13,577
California GO	4.000%	9/1/2037	925	925
California GO	4.000%	9/1/2037	10,700	11,261
California GO	3.000%	10/1/2037	14,245	13,423
California GO	4.000%	10/1/2037	5,555	5,666
California GO	4.000%	10/1/2037	2,120	2,192
California GO	5.000%	10/1/2037	5,185	5,666
California GO	5.000%	11/1/2037	22,705	23,796
California GO	5.000%	11/1/2037	2,365	2,433
California GO	5.000%	11/1/2037	2,960	3,280
California GO	4.000%	3/1/2038	7,105	7,281
California GO	5.000%	4/1/2038	5,505	5,802
California GO	4.000%	8/1/2038	885	884
California GO	5.000%	9/1/2038	4,000	4,465
California GO	5.000%	8/1/2039	6,430	7,230
California GO	5.000%	8/1/2039	8,775	9,980
California GO	4.000%	10/1/2039	21,760	22,052
California GO	4.000%	10/1/2039	4,760	4,876
California GO	5.000%	10/1/2039	3,485	3,690
California GO	5.000%	10/1/2039	1,325	1,465
California GO	5.000%	10/1/2039	2,105	2,410
California GO	5.000%	11/1/2039	17,480	18,254
California GO	4.000%	3/1/2040	5,000	5,087
California GO	5.000%	10/1/2040	3,905	4,468
California GO	5.000%	8/1/2041	7,000	7,922
California GO	5.000%	9/1/2041	9,880	10,708
California GO	5.000%	9/1/2041	2,060	2,295
California GO	4.000%	10/1/2041	27,050	27,468
California GO	4.000%	10/1/2041	3,225	3,317
California GO	5.000%	10/1/2041	12,240	13,192
California GO	3.000%	11/1/2041	210	189
California GO	4.000%	4/1/2042	500	506
California GO	5.000%	4/1/2042	11,410	11,653
California GO	5.000%	4/1/2042	11,550	12,523
California GO	5.000%	8/1/2042	10,000	11,248
California GO	4.000%	9/1/2042	1,710	1,731
California GO	5.000%	9/1/2042	12,925	14,083
California GO	5.000%	10/1/2042	20,000	20,912
California GO	5.000%	10/1/2042	15,220	16,695
California GO	5.000%	10/1/2042	2,380	2,695
California GO	5.000%	11/1/2042	8,115	8,859
California GO	4.000%	2/1/2043	25	25
California GO	5.000%	3/1/2043	3,310	3,683
California GO	5.000%	8/1/2043	12,310	13,751
California GO	4.000%	9/1/2043	8,000	8,057
California GO	4.000%	9/1/2043	6,035	6,081
California GO	5.000%	9/1/2043	21,425	23,599
California GO	5.000%	10/1/2043	5,340	6,003
California GO	2.250%	11/1/2043	255	189
California GO	5.000%	11/1/2043	8,000	8,872
California GO	2.375%	12/1/2043	1,415	1,067
California GO	5.000%	12/1/2043	135	143
California GO	5.000%	8/1/2044	4,985	5,471
California GO	5.000%	8/1/2044	13,260	14,686
California GO	5.250%	8/1/2044	10,610	11,849
California GO	5.000%	9/1/2044	12,255	13,398
California GO	4.000%	10/1/2044	5,220	5,172
California GO	5.000%	10/1/2044	6,530	7,275
California GO	4.000%	11/1/2044	635	627
10

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	3/1/2045	85	83
	California GO	3.250%	4/1/2045	5,300	4,577
	California GO	4.000%	8/1/2045	120	118
	California GO	5.000%	8/1/2045	8,445	9,277
	California GO	5.000%	8/1/2045	10,500	11,534
	California GO	4.000%	9/1/2045	40	39
	California GO	5.000%	9/1/2045	7,560	7,582
	California GO	5.000%	10/1/2045	19,725	21,239
	California GO	5.000%	10/1/2045	7,340	8,106
	California GO	5.250%	10/1/2045	10,250	11,205
	California GO	4.000%	11/1/2045	16,725	16,413
	California GO	3.000%	3/1/2046	5,160	4,149
	California GO	3.000%	9/1/2046	1,385	1,094
	California GO	5.000%	9/1/2046	1,600	1,604
	California GO	2.375%	10/1/2046	6,795	4,772
	California GO	5.000%	10/1/2046	13,465	14,731
	California GO	5.000%	11/1/2046	25	27
	California GO	3.000%	12/1/2046	100	80
	California GO	5.000%	4/1/2047	10,000	10,541
	California GO	4.000%	9/1/2047	12,400	12,165
	California GO	5.250%	9/1/2047	16,330	17,514
	California GO	3.625%	10/1/2047	1,070	935
	California GO	5.000%	10/1/2047	9,705	10,522
	California GO	5.000%	11/1/2047	16,630	16,869
	California GO	5.000%	9/1/2048	12,300	13,068
	California GO	5.000%	10/1/2048	3,500	3,766
	California GO	4.125%	3/1/2049	3,990	3,926
	California GO	5.000%	3/1/2049	15,810	16,873
	California GO	4.000%	4/1/2049	710	686
	California GO	4.000%	8/1/2049	11,810	11,402
	California GO	5.000%	8/1/2049	3,095	3,292
	California GO	5.500%	8/1/2049	5,075	5,592
	California GO	3.000%	10/1/2049	18,030	13,899
	California GO	2.500%	12/1/2049	2,355	1,591
	California GO	3.000%	12/1/2049	400	308
	California GO	2.500%	3/1/2050	2,000	1,338
	California GO	3.000%	3/1/2050	3,000	2,289
	California GO	4.000%	10/1/2050	7,330	7,022
	California GO	5.250%	10/1/2050	20,505	21,875
	California GO	3.000%	11/1/2050	2,880	2,190
[2]	California GO	3.000%	11/1/2050	4,000	3,069
	California GO	4.000%	11/1/2050	11,900	11,313
	California GO	4.500%	12/1/2050	8,250	8,167
	California GO	2.375%	10/1/2051	200	127
	California GO	4.125%	10/1/2051	2,335	2,266
	California GO	5.250%	10/1/2051	14,165	15,399
	California GO	3.000%	4/1/2052	14,390	10,810
	California GO	4.000%	9/1/2052	100	95
	California GO	4.250%	9/1/2052	4,485	4,414
	California GO	5.000%	9/1/2052	4,085	4,260
	California GO	5.000%	11/1/2052	12,500	13,190
	California GO	5.250%	9/1/2053	500	532
	California GO	4.000%	8/1/2054	4,890	4,591
	California GO	5.250%	8/1/2054	2,930	3,136
	California GO	5.500%	8/1/2054	2,940	3,204
	California GO	5.000%	3/1/2055	16,000	16,862
	California GO	5.250%	8/1/2055	13,420	14,446
	California GO	5.000%	10/1/2056	17,525	18,545
	California GO, Prere.	5.000%	8/1/2027	40	41
	California GO, Prere.	4.000%	3/1/2030	290	306
	California GO, Prere.	5.000%	3/1/2030	70	76
	California GO, Prere.	4.000%	11/1/2030	35	37
	California GO, Prere.	4.000%	11/1/2030	40	43
	California GO, Prere.	5.000%	11/1/2030	5	6
	California GO, Prere.	5.000%	12/1/2030	5	6
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2029	970	1,029
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	1,145	1,167
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2050	4,000	4,212
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2052	3,920	3,979
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	10,000	10,022
11

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	9,000	9,570
[5]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/2026	140	141
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,290	1,343
[5]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,160	1,209
[5]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,275	1,329
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2047	5,020	5,307
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2052	5,370	5,592
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	2,845	2,968
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	6,680	6,874
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	17,295	17,429
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/2029	3,695	4,011
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2045	5,380	5,224
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/2050	1,025	766
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	70	71
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	180	185
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	450	468
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	260	267
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	380	400
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	200	210
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2039	105	109
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2043	9,000	9,142
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	3,700	3,749
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2045	4,725	4,745
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2043	470	473
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/2053	2,500	2,579
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	50	52
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	1,620	1,670
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2048	6,960	7,088
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2042	680	694
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	4.000%	6/1/2047	1,185	1,147
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	800	756
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2048	5,000	4,555
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2048	400	403
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2049	3,500	3,514
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2052	2,000	2,001
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	2,400	1,727
	California Municipal Finance Authority Private Schools Revenue	5.000%	9/1/2049	3,070	3,188
	California Municipal Finance Authority Private Schools Revenue	5.000%	9/1/2054	3,000	3,110
	California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	11,845	12,727
	California Municipal Finance Authority Transit Revenue	5.250%	9/1/2051	4,315	4,573
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2056	1,220	1,310
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2060	2,770	2,829
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2060	3,730	3,979
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	19,105	5,909
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2026	340	340
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	1,180	1,187
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2027	115	116
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2027	60	62
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2028	6,025	6,293
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2028	640	642
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2028	2,445	2,580
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	2,355	2,438
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	3,165	3,374
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	835	863
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2030	1,350	1,467
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	5,150	5,645
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	1,440	1,616
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	3,095	3,436
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2033	4,810	5,322
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2034	1,800	1,988
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2035	1,860	2,128
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2035	695	765
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	580	635
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2043	2,625	2,600
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	2,775	3,024
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	3,670	3,966
12

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	15,780	16,585
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2034	6,005	6,937
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2036	1,760	2,032
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2026	2,175	2,206
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	6,400	6,616
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	1,500	1,560
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	1,290	1,371
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	2,000	2,158
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	15,000	15,064
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	2,300	2,640
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	10	11
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2036	1,500	1,734
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	8,890	10,075
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2037	1,475	1,633
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	3,800	4,336
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	2,420	2,710
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	4,000	3,756
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2039	7,220	8,180
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2040	1,000	1,130
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2043	3,340	3,723
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	2,775	3,066
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	4,905	5,366
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	16,970	16,491
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	80	87
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2047	25	27
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2049	10	11
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2049	7,000	6,657
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2050	1,265	1,333
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2050	7,900	8,328
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2026	135	136
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	220	228
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	50	52
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2035	7,050	7,756
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	1,395	1,434
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	2,580	2,506
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	595	626
California State University College & University Revenue	5.000%	11/1/2026	25	25
California State University College & University Revenue	5.000%	11/1/2026	5	5
California State University College & University Revenue	5.000%	11/1/2027	220	225
California State University College & University Revenue	5.000%	11/1/2027	2,785	2,790
California State University College & University Revenue	5.000%	11/1/2027	5	5
California State University College & University Revenue	5.000%	11/1/2028	870	872
California State University College & University Revenue	5.000%	11/1/2028	675	693
California State University College & University Revenue	5.000%	11/1/2029	310	318
California State University College & University Revenue	5.000%	11/1/2029	1,200	1,203
California State University College & University Revenue	5.000%	11/1/2030	75	75
California State University College & University Revenue	5.000%	11/1/2031	560	573
California State University College & University Revenue	5.000%	11/1/2031	11,525	13,069
California State University College & University Revenue	5.000%	11/1/2032	595	609
California State University College & University Revenue	5.000%	11/1/2032	8,560	8,577
California State University College & University Revenue	3.000%	11/1/2033	330	326
California State University College & University Revenue	5.000%	11/1/2033	510	522
California State University College & University Revenue	4.000%	11/1/2034	3,125	3,126
California State University College & University Revenue	4.000%	11/1/2034	120	120
California State University College & University Revenue	4.000%	11/1/2035	2,190	2,191
California State University College & University Revenue	5.000%	11/1/2035	535	547
California State University College & University Revenue	3.125%	11/1/2036	1,675	1,602
California State University College & University Revenue	5.000%	11/1/2036	1,320	1,347
California State University College & University Revenue	5.000%	11/1/2036	275	275
California State University College & University Revenue	3.200%	11/1/2037	340	325
California State University College & University Revenue	4.000%	11/1/2037	375	375
California State University College & University Revenue	5.000%	11/1/2037	305	311
California State University College & University Revenue	5.000%	11/1/2037	10	10
California State University College & University Revenue	4.000%	11/1/2038	4,140	4,141
California State University College & University Revenue	5.000%	11/1/2038	130	132
California State University College & University Revenue	5.000%	11/1/2038	50	50
California State University College & University Revenue	5.000%	11/1/2041	6,375	6,383
California State University College & University Revenue	5.000%	11/1/2042	3,990	4,054
California State University College & University Revenue	5.000%	11/1/2042	2,045	2,306
California State University College & University Revenue	4.000%	11/1/2043	11,930	11,877
13

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/2043	4,155	4,314
	California State University College & University Revenue	5.000%	11/1/2043	5,260	5,886
	California State University College & University Revenue	5.000%	11/1/2043	60	60
	California State University College & University Revenue	5.000%	11/1/2044	40	42
	California State University College & University Revenue	5.000%	11/1/2044	35	39
	California State University College & University Revenue	4.000%	11/1/2045	2,505	2,455
	California State University College & University Revenue	5.000%	11/1/2045	1,190	1,191
	California State University College & University Revenue	5.000%	11/1/2045	5,060	5,536
	California State University College & University Revenue	5.500%	11/1/2046	2,610	2,924
	California State University College & University Revenue	5.000%	11/1/2047	2,590	2,617
	California State University College & University Revenue	5.000%	11/1/2047	55	55
	California State University College & University Revenue	5.000%	11/1/2048	2,525	2,584
	California State University College & University Revenue	5.250%	11/1/2048	40	43
	California State University College & University Revenue	5.000%	11/1/2049	1,775	1,829
	California State University College & University Revenue	5.500%	11/1/2049	1,500	1,652
	California State University College & University Revenue	5.250%	11/1/2050	7,015	7,623
	California State University College & University Revenue	3.000%	11/1/2052	500	369
	California State University College & University Revenue	5.250%	11/1/2053	4,720	5,038
	California State University College & University Revenue	4.000%	11/1/2055	8,410	7,766
	California State University College & University Revenue	5.500%	11/1/2055	8,190	8,908
	California State University College & University Revenue	4.625%	11/1/2056	9,335	9,437
	California State University College & University Revenue	5.250%	11/1/2056	12,000	12,869
	California State University College & University Revenue PUT	0.550%	11/1/2026	2,500	2,468
	California State University College & University Revenue PUT	3.125%	11/1/2026	5,260	5,250
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2040	500	455
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	4,100	4,035
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2042	405	408
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2050	800	801
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	5,000	3,740
[1]	Centinela Valley Union High School District GO	4.000%	8/1/2050	300	286
	Cerritos Community College District GO	3.000%	8/1/2044	20	17
	Chabot-Las Positas Community College District GO	4.000%	8/1/2033	595	596
	Chabot-Las Positas Community College District GO	4.000%	8/1/2035	1,000	1,001
	Chabot-Las Positas Community College District GO	4.000%	8/1/2037	25,560	25,566
	Chabot-Las Positas Community College District GO	4.000%	8/1/2047	2,825	2,729
	Chabot-Las Positas Community College District GO	5.250%	8/1/2048	8,170	8,722
	Chaffey Community College District GO, Prere.	4.000%	6/1/2028	85	88
	Chaffey Community College District GO, Prere.	5.000%	6/1/2028	1,650	1,741
	Chaffey Joint Union High School District GO	0.000%	8/1/2040	3,455	1,922
	Chico Unified School District GO	4.000%	8/1/2044	1,750	1,755
[1]	Chino Valley Unified School District GO	3.375%	8/1/2050	5,000	4,077
	Chino Valley Unified School District GO	4.000%	8/1/2055	7,300	6,799
	Chino Valley Unified School District GO	5.000%	8/1/2055	13,525	13,909
	Chino Valley Unified School District GO	5.000%	8/1/2055	6,395	6,721
	Citrus Community College District GO	5.000%	8/1/2049	2,000	2,124
	Clovis Unified School District GO	4.000%	8/1/2040	35	35
	Clovis Unified School District GO	5.000%	8/1/2047	2,500	2,606
	Clovis Unified School District GO	4.000%	8/1/2048	4,115	3,950
[1]	Coast Community College District GO	0.000%	8/1/2027	100	97
	Coast Community College District GO	0.000%	8/1/2041	10,110	5,486
	Coast Community College District GO	4.000%	8/1/2042	1,000	997
	Coast Community College District GO	0.000%	8/1/2043	7,200	3,483
	Coast Community College District GO, Prere.	4.500%	8/1/2027	730	749
[1]	Colton Joint Unified School District GO	0.000%	8/1/2042	990	494
[2]	Colton Joint Unified School District GO	5.000%	8/1/2055	5,000	5,226
[2]	Compton CA Unified School District GO	0.000%	6/1/2036	2,500	1,708
[2]	Compton CA Unified School District GO	3.000%	6/1/2049	15	11
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2034	415	440
	Coronado Community Development Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	325	325
[1]	Corona-Norco Unified School District GO	0.000%	8/1/2039	675	408
	Corona-Norco Unified School District GO	4.000%	8/1/2043	85	84
	Cypress School District GO	0.000%	8/1/2040	250	136
[3]	Cypress School District GO, 8.125% coupon rate effective 8/1/2031	0.000%	8/1/2050	330	313
	Desert Community College District GO	4.000%	8/1/2039	5,880	5,894
	Desert Community College District GO	4.000%	8/1/2051	8,470	7,997
	Desert Community College District GO	4.000%	8/1/2051	4,395	4,162
	Desert Community College District GO	5.000%	8/1/2051	1,080	1,146
	Desert Sands Unified School District GO	4.000%	8/1/2044	4,900	4,869
	Desert Sands Unified School District GO	4.000%	8/1/2050	4,500	4,325
	Downey Unified School District GO	4.000%	8/1/2052	4,370	4,106
14

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dublin Unified School District GO	4.125%	8/1/2049	2,000	1,951
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	80	82
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	145	149
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	9,000	9,750
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	305	314
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	4,400	4,866
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	4,600	5,407
[7]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	2,880	3,433
[7]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	5,660	6,699
[7]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	6,100	7,161
[7]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2039	4,755	5,538
[7]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	3,000	3,477
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	3,520	3,583
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	11,980	12,590
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/2045	1,000	997
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	7,045	7,450
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	5	5
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2050	7,500	8,014
[7]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2051	5,150	5,530
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2055	13,000	13,797
[7]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2056	6,240	6,650
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	11,230	11,224
	Eastern Municipal Water District Financing Authority Water Revenue	5.250%	7/1/2042	235	241
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/2047	12,060	12,228
	El Camino Community College District Foundation GO	0.000%	8/1/2033	190	152
	El Camino Community College District Foundation GO	0.000%	8/1/2034	215	166
	El Camino Community College District Foundation GO	0.000%	8/1/2038	1,170	753
	El Monte Union High School District GO	0.000%	6/1/2044	2,900	1,294
	El Monte Union High School District GO	0.000%	6/1/2045	5,170	2,167
	El Monte Union High School District GO	0.000%	6/1/2046	4,165	1,635
[2]	Elk Grove Unified School District COP	3.125%	2/1/2040	150	140
	Elk Grove Unified School District GO	4.000%	8/1/2046	2,675	2,581
	Elk Grove Unified School District GO	4.000%	8/1/2046	2,340	2,258
	Elk Grove Unified School District GO	4.000%	8/1/2048	10,295	9,564
	Elk Grove Unified School District GO	4.500%	8/1/2053	4,105	4,110
	Elk Grove Unified School District GO	4.500%	8/1/2055	2,785	2,780
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	5,795	5,691
[4,6]	Foothill-De Anza Community College District GO	0.000%	8/1/2032	1,560	1,311
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	710	643
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.125%	1/15/2028	8,000	8,497
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2033	1,000	808
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	750	563
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	1,665	1,153
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	445	530
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	4,925	4,844
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	8,275	7,968
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	20,000	19,258
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	7,980	6,536
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	6,265	5,107
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/2053	515	461
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	3,200	3,072
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2029	20	19
	Foster City CA (Levee Protection Planning & Improvement Project) GO	2.250%	8/1/2050	1,000	640
	Fremont Union High School District GO	4.000%	8/1/2044	20,015	19,967
	Fremont Union High School District GO	4.000%	8/1/2048	1,490	1,455
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2031	420	429
	Fresno Unified School District GO	0.000%	8/1/2043	5,365	2,426
	Fresno Unified School District GO	4.000%	8/1/2046	75	71
[2]	Fresno Unified School District GO	3.000%	8/1/2051	3,960	2,957
	Fresno Unified School District GO	4.000%	8/1/2055	4,000	3,689
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	3,000	2,817
[2]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2054	2,000	1,845
	Glendale Community College District GO	0.000%	8/1/2044	4,320	1,918
	Glendale Community College District GO	4.000%	8/1/2050	8,295	7,700
	Glendale Community College District GO, Prere.	5.250%	8/1/2027	170	176
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2047	3,595	3,473
	Hayward Area Recreation & Park District GO	4.000%	8/1/2046	1,500	1,494
[1]	Hayward Unified School District GO	4.000%	8/1/2042	10,920	10,919
[2]	Hayward Unified School District GO	4.000%	8/1/2043	2,530	2,536
[1]	Hayward Unified School District GO	4.000%	8/1/2045	3,000	2,977
15

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Hayward Unified School District GO	4.000%	8/1/2048	2,660	2,573
[1]	Hayward Unified School District GO	4.000%	8/1/2050	6,270	5,938
[4]	Huntington Beach Union High School District GO	0.000%	8/1/2033	335	266
[4]	Huntington Beach Union High School District GO	0.000%	8/1/2034	9,170	6,990
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	2,090	2,099
[1]	Inland Valley Development Agency Tax Increment/Allocation Revenue	5.000%	9/1/2044	5,000	5,046
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	3,250	3,258
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2048	5,000	5,009
[2]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.000%	9/1/2048	20	21
[2]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/2053	4,520	4,760
	Irvine Unified School District GO	2.250%	9/1/2050	2,750	1,759
	Kern Community College District GO	3.000%	8/1/2046	2,440	1,947
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2046	95	91
	Lodi CA Unified School District GO	3.000%	8/1/2043	70	58
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2044	415	433
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2047	515	521
	Long Beach Community College District GO	5.000%	8/1/2048	4,250	4,565
	Long Beach Community College District GO	5.000%	8/1/2052	7,375	7,794
[3]	Long Beach Community College District GO, 4.750% coupon rate effective 8/1/2032	0.000%	8/1/2049	800	556
	Long Beach Unified School District GO	0.000%	8/1/2038	2,900	1,725
	Long Beach Unified School District GO	0.000%	8/1/2039	10,780	6,128
	Long Beach Unified School District GO	4.000%	8/1/2045	350	336
	Long Beach Unified School District GO	3.000%	8/1/2047	6,475	5,012
	Long Beach Unified School District GO	3.000%	8/1/2048	450	345
	Long Beach Unified School District GO	3.000%	8/1/2050	75	56
	Long Beach Unified School District GO	4.000%	8/1/2050	3,215	3,067
	Long Beach Unified School District GO	4.000%	8/1/2053	6,150	5,805
	Long Beach Unified School District GO	4.375%	8/1/2053	1,190	1,168
	Long Beach Unified School District GO	4.500%	8/1/2055	1,435	1,433
	Long Beach Unified School District GO	4.500%	8/1/2057	1,725	1,710
	Los Angeles CA Community College District GO	5.000%	6/1/2026	115	115
	Los Angeles CA Community College District GO	5.000%	8/1/2026	25	25
	Los Angeles CA Community College District GO	5.000%	8/1/2026	3,515	3,536
	Los Angeles CA Community College District GO	5.000%	8/1/2027	110	114
	Los Angeles CA Community College District GO	5.000%	8/1/2027	425	439
	Los Angeles CA Community College District GO	5.000%	8/1/2030	2,445	2,710
	Los Angeles CA Community College District GO	4.000%	8/1/2036	115	115
	Los Angeles CA Community College District GO	5.000%	8/1/2036	205	232
	Los Angeles CA Community College District GO	4.000%	8/1/2037	1,075	1,075
	Los Angeles CA Community College District GO	4.000%	8/1/2037	1,465	1,466
	Los Angeles CA Community College District GO	5.000%	8/1/2037	185	208
	Los Angeles CA Community College District GO	4.000%	8/1/2038	14,900	14,905
	Los Angeles CA Community College District GO	3.000%	8/1/2039	345	314
	Los Angeles CA Community College District GO	4.000%	8/1/2039	1,530	1,530
	Los Angeles CA Community College District GO	4.000%	8/1/2041	9,055	9,069
	Los Angeles CA Unified School District COP	5.000%	10/1/2031	810	914
	Los Angeles CA Unified School District COP	5.000%	10/1/2032	815	932
	Los Angeles CA Unified School District COP	5.000%	10/1/2033	190	220
	Los Angeles CA Unified School District COP	5.000%	10/1/2034	810	936
	Los Angeles CA Unified School District COP	5.000%	10/1/2035	860	986
	Los Angeles CA Unified School District COP	5.000%	10/1/2036	670	759
	Los Angeles CA Unified School District COP	5.000%	10/1/2038	415	465
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2031	1,190	1,341
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2032	1,185	1,356
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2033	275	319
	Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	985	1,142
	Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	610	707
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	165	165
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	3,620	3,635
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	2,600	2,610
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	4,640	4,659
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,015	1,019
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	3,155	3,252
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	95	98
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	235	242
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	150	155
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	415	433
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	100	106
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	5,150	5,171
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	65	70
16

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	315	329
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	255	275
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	390	421
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	645	696
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	660	712
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	965	969
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,840	1,917
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	100	110
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,705	1,875
	Los Angeles CA Unified School District GO	3.000%	7/1/2031	4,395	4,365
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	985	1,061
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	185	193
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	25,000	27,930
	Los Angeles CA Unified School District GO	3.000%	7/1/2032	1,390	1,374
	Los Angeles CA Unified School District GO	4.000%	7/1/2032	305	321
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	525	573
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	380	395
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	310	333
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	235	257
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	23,000	26,037
	Los Angeles CA Unified School District GO	4.000%	7/1/2033	625	656
	Los Angeles CA Unified School District GO	4.000%	7/1/2033	125	130
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	445	485
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	695	757
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	29,020	33,326
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	5,000	5,742
	Los Angeles CA Unified School District GO	3.000%	1/1/2034	250	249
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	27,675	32,188
	Los Angeles CA Unified School District GO	3.000%	7/1/2035	380	373
	Los Angeles CA Unified School District GO	4.000%	7/1/2035	2,000	2,080
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	390	423
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	4,525	5,265
	Los Angeles CA Unified School District GO	3.500%	7/1/2036	55	55
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	3,875	4,004
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	7,595	7,829
	Los Angeles CA Unified School District GO	3.000%	7/1/2038	200	187
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	2,070	2,126
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	70	72
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	2,035	2,292
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	2,315	2,368
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	5,155	5,836
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	1,835	1,868
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	3,955	4,457
	Los Angeles CA Unified School District GO	5.250%	7/1/2040	3,130	3,544
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	2,160	2,393
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	1,670	1,870
[7]	Los Angeles CA Unified School District GO	5.000%	7/1/2041	8,000	9,050
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	5,015	5,564
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	10,560	10,892
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	45	49
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	725	799
[7]	Los Angeles CA Unified School District GO	5.000%	7/1/2043	8,000	8,887
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	4,130	4,146
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	340	341
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	1,470	1,604
[7]	Los Angeles CA Unified School District GO	5.000%	7/1/2044	5,000	5,497
	Los Angeles CA Unified School District GO	3.000%	7/1/2045	25	21
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	5,510	5,952
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	35	38
[7]	Los Angeles CA Unified School District GO	5.000%	7/1/2045	3,515	3,823
	Los Angeles CA Unified School District GO	2.625%	7/1/2046	2,000	1,466
[7]	Los Angeles CA Unified School District GO	5.000%	7/1/2046	2,500	2,694
[7]	Los Angeles CA Unified School District GO	5.000%	7/1/2047	5,000	5,374
	Los Angeles CA Unified School District GO	5.250%	7/1/2047	7,780	8,328
	Los Angeles CA Unified School District GO	5.250%	7/1/2048	7,500	8,067
	Los Angeles CA Unified School District GO	4.000%	7/1/2049	6,175	5,849
	Los Angeles CA Unified School District GO	5.000%	7/1/2049	9,000	9,568
	Los Angeles CA Unified School District GO	5.250%	7/1/2049	1,405	1,517
[7]	Los Angeles CA Unified School District GO	5.000%	7/1/2050	7,000	7,430
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	310	311
17

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	280	296
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	505	534
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	5,000	5,293
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	85	94
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	5	6
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	55	63
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	5,000	5,890
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2038	5,000	5,770
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2041	1,000	1,131
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	1,300	1,447
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	5,080	5,610
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	5,950	6,499
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2047	815	860
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2047	50	51
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	8,970	9,154
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2050	9,400	10,244
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2052	3,230	3,050
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	2,000	2,136
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	4,000	4,224
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2057	4,500	4,738
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2043	8,500	8,815
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/2048	5,650	5,336
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2051	10,000	10,182
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2038	1,690	1,927
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	600	601
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	140	144
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	3,220	3,313
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	925	976
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	3,250	3,431
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	620	669
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	335	362
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	3,250	3,509
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	760	837
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	405	446
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	3,495	3,852
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	1,070	1,198
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	1,445	1,587
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	165	185
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	5,000	5,617
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	3,260	3,266
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	3,460	3,790
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	315	358
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	545	609
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	115	115
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	2,905	3,174
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	6,760	6,944
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	365	407
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2034	205	217
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	3,335	3,634
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	10,055	10,317
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	5,000	5,850
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	475	499
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	290	303
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	1,420	1,541
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	2,500	2,907
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	1,560	1,688
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	3,000	3,465
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	600	629
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	130	133
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	585	605
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	1,710	1,844
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	1,560	1,563
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	5,000	5,741
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	80	84
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2038	3,255	3,358
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	5,000	5,702
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,340	1,371
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	125	131
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,085	1,110
18

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	5,000	5,676
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	120	125
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	5,730	5,855
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	600	612
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	10,115	10,529
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	2,000	2,193
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	2,000	2,304
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	6,960	6,960
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	3,200	3,356
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	1,510	1,679
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	5,015	5,285
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	5,100	5,002
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2046	100	109
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2047	290	314
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2049	145	155
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2049	5,000	5,535
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2050	7,500	8,185
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/2051	3,950	2,688
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	7,010	7,550
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2053	1,960	2,150
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	5,155	5,693
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2026	250	250
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	20	21
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2029	350	378
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	210	229
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	5	6
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	270	297
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	1,095	1,193
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	640	696
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	4,105	4,511
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	1,765	1,914
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	515	564
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	5,185	5,609
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	490	535
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	3,135	3,716
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	1,515	1,629
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	770	826
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	1,705	1,823
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	10,125	10,320
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	4,245	4,528
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	3,270	3,323
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	355	378
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,995	2,032
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,535	1,727
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	2,640	2,766
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	6,360	7,074
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	4,750	4,932
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	1,495	1,643
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	12,490	13,147
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	15,000	14,421
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	290	279
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	1,820	1,896
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	10,025	10,660
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2049	6,150	6,269
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2051	14,025	15,069
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	75	80
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,340	1,342
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	415	417
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,175	1,208
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,235	1,270
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,245	1,302
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	455	476
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,070	1,119
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	10,380	10,746
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	310	330
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,180	2,321
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,000	1,053
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,815	3,042
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,755	1,896
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	32,520	34,840
19

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,430	1,503
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	9,945	10,889
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	11,065	12,115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	410	430
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	440	487
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	4,560	5,050
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	10,060	11,141
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	5,560	5,775
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	240	251
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,075	1,201
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	4,335	4,843
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	150	152
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,890	2,128
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	4,500	5,066
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,505	1,558
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	5,000	5,058
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,185	1,310
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,810	3,144
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,110	1,235
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	3,830	4,332
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	365	374
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	8,125	8,932
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	4,290	4,742
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	4,000	4,492
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	120	123
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	6,125	6,685
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	11,950	13,110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	7,500	8,349
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,325	1,488
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	3,285	3,361
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	90	96
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	8,315	9,026
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	12,135	13,236
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	3,425	3,787
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	4,275	4,483
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	560	596
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,800	2,933
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	5,775	6,105
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,855	3,086
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	16,750	18,330
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	9,985	10,487
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,690	1,791
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	4,750	5,101
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,405	2,593
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	5,000	5,456
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	17,080	17,308
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	11,940	12,032
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	3,070	3,173
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	850	901
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	5,245	5,535
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,615	1,725
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	755	809
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	5,000	5,419
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,635	7,821
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,480	7,887
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	8,565	8,997
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	3,320	3,526
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	9,045	9,639
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	2,110	2,256
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	310	319
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	100	106
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	55	58
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,490	1,521
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,870	1,924
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,055	1,092
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	145	153
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	5,000	5,290
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	5,000	5,142
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	725	744
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	5,045	5,247
20

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	1,880	1,971
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	4,245	4,364
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	8,825	8,887
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	6,750	6,990
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	5,610	5,727
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	635	644
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	2,545	2,622
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	235	238
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	515	530
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	7,105	7,238
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	6,000	6,095
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	7,700	7,919
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	8,340	8,589
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	3,000	3,098
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	6,700	6,816
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	8,285	8,416
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	7,000	7,122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	5,000	5,142
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	670	682
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	470	479
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	6,455	6,622
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2053	3,000	3,100
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2053	7,490	7,828
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2054	6,000	6,226
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	4,810	4,909
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2056	3,340	3,478
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	75	77
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	13,755	14,624
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	595	619
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	4,540	4,905
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	115	128
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,015	1,129
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,500	1,689
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	5,000	5,628
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	355	368
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,215	1,374
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	3,650	4,129
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	5,085	5,255
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	850	902
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	13,565	15,290
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,665	1,758
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,600	1,781
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	310	333
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,390	1,523
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	2,385	2,501
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	490	524
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	3,580	3,751
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,705	2,834
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	560	597
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	3,000	3,283
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	180	188
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,815	1,897
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	3,815	3,847
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	770	820
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,290	2,499
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	350	369
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	245	260
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,640	1,680
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	7,800	8,396
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	2,140	2,154
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	45	48
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	1,935	2,047
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	105	108
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2047	4,895	4,560
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	11,135	11,425
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	6,095	6,177
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	1,875	1,895
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2049	4,385	4,066
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	4,185	4,251
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	8,415	8,566
21

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2053	4,700	4,866
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2027	845	856
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2028	1,410	1,426
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	2,660	2,688
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	185	187
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	11,160	11,178
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	2,995	2,988
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2038	2,000	2,279
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	680	768
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	2,250	2,521
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	5,775	6,225
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	4,255	4,524
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2047	4,250	4,478
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	8,000	8,446
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	6,675	6,834
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.500%	5/1/2055	4,345	4,656
	Manteca Unified School District GO	5.250%	8/1/2050	3,850	4,182
[1]	Merced Union High School District GO	0.000%	8/1/2030	700	624
	Modesto High School District GO	5.250%	8/1/2050	1,005	1,090
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/2048	1,915	2,067
	Montebello Unified School District GO	4.000%	8/1/2046	1,500	1,452
[2]	Moreno Valley CA Unified School District GO	5.000%	8/1/2050	3,000	3,173
	Mount San Antonio Community College District GO	5.875%	8/1/2028	5,000	5,274
	Mount San Antonio Community College District GO	5.000%	8/1/2044	170	179
	Mount San Antonio Community College District GO	0.000%	8/1/2045	6,670	2,750
	Mount San Antonio Community College District GO	0.000%	8/1/2046	6,200	2,393
	Mount San Antonio Community College District GO	4.000%	8/1/2046	1,500	1,482
	Mount San Antonio Community College District GO	4.000%	8/1/2049	9,615	9,175
	Mount San Antonio Community College District GO	4.000%	8/1/2049	5,780	5,556
[3]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/2043	250	258
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	16,710	16,553
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2055	4,230	3,887
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/2026	315	317
	Mt San Antonio Community College District GO	5.250%	8/1/2055	2,650	2,855
[1]	Napa Valley Unified School District GO	4.000%	8/1/2044	5,365	5,290
[1]	New Haven Unified School District GO	0.000%	8/1/2033	385	307
[1]	New Haven Unified School District GO	0.000%	8/1/2034	575	440
	Newport Mesa Unified School District GO	0.000%	8/1/2034	300	233
	Newport Mesa Unified School District GO	0.000%	8/1/2036	400	287
	Newport Mesa Unified School District GO	0.000%	8/1/2045	1,000	445
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2042	485	491
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2047	510	514
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2031	35	40
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2032	225	261
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2033	505	571
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2037	5,020	5,826
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2050	35	36
[1]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	1,170	712
	Oakland CA GO	3.000%	1/15/2050	4,225	3,132
	Oakland CA GO	5.500%	7/15/2053	3,445	3,682
	Oakland CA GO	5.000%	7/15/2055	5,095	5,304
	Ohlone Community College District GO	4.000%	8/1/2041	1,000	1,003
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	6,275	6,626
	Ontario Public Financing Authority Lease (Abatement) Revenue	4.500%	11/1/2055	2,000	1,977
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2055	2,500	2,670
[1]	Orange County CA Ocean View School District GO	2.375%	8/1/2050	2,660	1,712
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	50	53
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2041	765	800
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	165	165
	Oxnard Union High School District GO	4.000%	8/1/2047	4,790	4,641
	Palo Alto Unified School District GO	3.250%	8/1/2042	11,525	10,708
	Palomar Community College District GO	4.000%	8/1/2045	3,780	3,705
	Pasadena Area Community College District GO	5.000%	8/1/2048	2,970	3,116
	Pasadena Area Community College District GO	4.000%	8/1/2052	2,780	2,629
	Pasadena Unified School District GO	5.250%	8/1/2050	3,020	3,259
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2051	1,615	1,670
	Peralta Community College District GO	5.000%	8/1/2050	5,110	5,393
	Peralta Community College District GO	5.000%	8/1/2054	2,500	2,619
	Perris CA Union High School District GO	3.000%	9/1/2045	40	33
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2046	3,015	1,192
22

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2049	500	169
	Pleasanton Unified School District GO	4.250%	8/1/2050	4,700	4,583
	Pleasanton Unified School District GO	4.000%	8/1/2052	3,000	2,783
	Pleasanton Unified School District GO	4.500%	8/1/2052	4,725	4,728
	Pomona Unified School District GO	5.000%	8/1/2055	65	68
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2026	1,065	1,072
	Poway Unified School District GO	0.000%	8/1/2032	140	117
	Poway Unified School District GO	0.000%	8/1/2033	2,145	1,726
	Poway Unified School District GO	0.000%	8/1/2035	3,690	2,747
	Poway Unified School District GO	0.000%	8/1/2036	1,000	714
	Poway Unified School District GO	0.000%	8/1/2037	3,025	2,068
	Poway Unified School District GO	0.000%	8/1/2038	2,000	1,308
	Poway Unified School District GO	0.000%	8/1/2040	12,450	7,396
	Poway Unified School District GO	0.000%	8/1/2046	13,990	5,713
	Redlands Unified School District GO	5.000%	7/1/2050	3,340	3,502
	Redlands Unified School District GO	5.000%	7/1/2054	2,730	2,843
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	3,550	4,400
	Rio Hondo CA Community College District GO	0.000%	8/1/2043	6,000	2,718
	Rio Hondo CA Community College District GO	0.000%	8/1/2044	5,000	2,138
	Rio Hondo CA Community College District GO	0.000%	8/1/2045	5,000	2,021
	Rio Hondo CA Community College District GO	5.000%	8/1/2050	4,925	5,217
	Rio Hondo CA Community College District GO	5.250%	8/1/2055	2,200	2,353
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2047	195	189
[1]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/2052	9,030	9,497
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2060	1,640	277
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2061	1,545	246
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2062	1,680	251
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2063	1,675	236
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2064	1,450	193
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2065	1,675	209
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2037	1,040	1,098
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2049	110	116
	Riverside Community College District GO	4.000%	8/1/2050	8,695	8,383
	Riverside Community College District GO	4.000%	8/1/2054	5,625	5,334
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	630	652
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2039	3,695	3,812
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	855	879
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2041	2,500	1,312
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	2,595	1,212
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	3,640	3,527
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	6,625	4,998
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2030	1,020	1,061
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2031	2,695	2,801
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2032	1,905	1,978
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2035	175	181
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	1,020	1,052
	Riverside Unified School District GO	4.000%	8/1/2042	5,105	5,078
	Roseville Joint Union High School District GO	3.000%	8/1/2040	1,435	1,267
[1]	Sacramento CA City Unified School District GO	0.000%	7/1/2030	4,515	3,977
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	570	520
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/2047	2,070	2,178
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2050	185	192
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/2052	11,305	11,788
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2049	2,430	2,559
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2049	3,435	3,690
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2054	5,450	5,683
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2054	8,690	9,210
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2037	660	718
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	5,030	5,365
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2039	2,560	2,724
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	1,850	1,830
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2048	370	393
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2049	6,210	6,605
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2050	5,715	5,927
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2054	8,140	8,558
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2030	360	395
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	10,385	11,558
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2032	6,535	7,442
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2032	55	63
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2033	275	322
23

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2035	85	98
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2036	220	252
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2037	140	160
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2038	105	119
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	6,780	5,715
	San Bernardino Community College District GO	4.125%	8/1/2049	10	10
	San Bernardino Community College District GO	4.125%	8/1/2049	1,165	1,143
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	280	286
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2026	155	157
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2027	1,605	1,664
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2038	1,335	1,362
	San Diego CA Unified School District GO	5.000%	7/1/2026	2,000	2,008
[1]	San Diego CA Unified School District GO	5.500%	7/1/2026	15	15
	San Diego CA Unified School District GO	5.000%	7/1/2027	2,000	2,061
[1]	San Diego CA Unified School District GO	5.500%	7/1/2027	215	223
	San Diego CA Unified School District GO	5.000%	7/1/2028	1,075	1,139
	San Diego CA Unified School District GO	4.000%	7/1/2029	1,585	1,589
	San Diego CA Unified School District GO	5.000%	7/1/2029	20	22
[7]	San Diego CA Unified School District GO	5.000%	7/1/2029	5,000	5,416
	San Diego CA Unified School District GO	0.000%	7/1/2030	105	94
	San Diego CA Unified School District GO	5.000%	7/1/2030	50	55
	San Diego CA Unified School District GO	0.000%	7/1/2031	430	371
	San Diego CA Unified School District GO	0.000%	7/1/2031	1,270	1,098
	San Diego CA Unified School District GO	0.000%	7/1/2035	1,000	743
	San Diego CA Unified School District GO	0.000%	7/1/2036	340	242
	San Diego CA Unified School District GO	0.000%	7/1/2036	895	631
	San Diego CA Unified School District GO	0.000%	7/1/2037	1,570	1,071
	San Diego CA Unified School District GO	0.000%	7/1/2038	170	111
	San Diego CA Unified School District GO	0.000%	7/1/2039	1,595	988
	San Diego CA Unified School District GO	0.000%	7/1/2040	1,940	1,146
	San Diego CA Unified School District GO	0.000%	7/1/2041	4,850	2,720
	San Diego CA Unified School District GO	5.000%	7/1/2041	1,940	2,330
	San Diego CA Unified School District GO	3.125%	7/1/2042	3,085	2,713
	San Diego CA Unified School District GO	5.000%	7/1/2042	1,305	1,555
	San Diego CA Unified School District GO	0.000%	7/1/2043	1,185	596
	San Diego CA Unified School District GO	5.000%	7/1/2043	60	66
	San Diego CA Unified School District GO	0.000%	7/1/2044	5,750	2,732
	San Diego CA Unified School District GO	4.000%	7/1/2044	3,000	2,989
	San Diego CA Unified School District GO	0.000%	7/1/2045	1,775	794
	San Diego CA Unified School District GO	0.000%	7/1/2045	900	403
	San Diego CA Unified School District GO	2.000%	7/1/2045	8,005	5,397
	San Diego CA Unified School District GO	2.250%	7/1/2045	100	71
	San Diego CA Unified School District GO	4.000%	7/1/2045	535	535
	San Diego CA Unified School District GO	4.000%	7/1/2045	5	5
[7]	San Diego CA Unified School District GO	5.000%	7/1/2045	3,940	4,562
	San Diego CA Unified School District GO	5.000%	7/1/2046	35	38
	San Diego CA Unified School District GO	0.000%	7/1/2047	5,980	2,359
	San Diego CA Unified School District GO	4.000%	7/1/2047	17,770	17,193
	San Diego CA Unified School District GO	5.000%	7/1/2047	4,010	4,336
	San Diego CA Unified School District GO	3.250%	7/1/2048	11,175	9,188
	San Diego CA Unified School District GO	5.000%	7/1/2048	7,510	7,969
	San Diego CA Unified School District GO	4.000%	7/1/2049	700	671
	San Diego CA Unified School District GO	5.000%	7/1/2049	1,555	1,654
	San Diego CA Unified School District GO	3.000%	7/1/2050	6,395	4,863
	San Diego CA Unified School District GO	4.000%	7/1/2050	1,000	954
	San Diego CA Unified School District GO	5.000%	7/1/2050	8,710	9,237
	San Diego CA Unified School District GO	4.250%	7/1/2052	12,280	12,014
	San Diego CA Unified School District GO	4.000%	7/1/2053	12,075	11,325
	San Diego CA Unified School District GO	4.000%	7/1/2053	13,140	12,324
	San Diego CA Unified School District GO	5.000%	7/1/2053	3,200	3,336
	San Diego CA Unified School District GO	4.000%	7/1/2054	5,290	4,943
	San Diego CA Unified School District GO	5.000%	7/1/2055	5,725	5,995
[3]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/2032	0.000%	7/1/2042	250	219
[3]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/2032	0.000%	7/1/2047	12,695	10,769
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2041	15,100	16,064
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2048	1,230	1,198
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	385	343
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	515	459
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	100	89
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2031	1,040	898
24

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Community College District GO	5.000%	8/1/2043	10	11
	San Diego Community College District GO	4.000%	8/1/2050	6,000	5,804
	San Diego Community College District GO	5.000%	8/1/2055	15,500	16,392
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	230	231
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	245	246
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	1,340	1,349
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	200	201
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	2,150	2,164
	San Diego County CA COP	5.000%	10/1/2048	3,780	3,986
	San Diego County CA COP	5.000%	10/1/2053	6,245	6,498
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	755	805
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	115	122
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,945	1,981
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	4,300	4,485
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	245	246
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	390	412
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	1,750	1,770
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	6,000	6,150
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	1,085	1,005
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	5,800	5,275
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	95	98
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2032	195	223
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2033	140	162
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2036	350	399
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2037	75	85
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2038	335	378
	San Diego County Water Authority Water Revenue	5.000%	5/1/2028	2,225	2,342
	San Diego County Water Authority Water Revenue	5.000%	5/1/2032	130	146
	San Diego County Water Authority Water Revenue	4.000%	5/1/2033	140	149
	San Diego County Water Authority Water Revenue	4.000%	5/1/2034	1,575	1,672
	San Diego County Water Authority Water Revenue	4.000%	5/1/2035	290	306
	San Diego County Water Authority Water Revenue	4.000%	5/1/2036	815	856
	San Diego County Water Authority Water Revenue	4.000%	5/1/2037	420	439
	San Diego County Water Authority Water Revenue	4.000%	5/1/2038	6,630	6,898
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	5,695	6,025
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	2,330	2,416
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	250	266
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/2049	4,660	3,572
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2052	2,135	2,232
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2052	5,000	4,720
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2055	25	26
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2050	3,360	3,550
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	7,500	7,995
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	50	52
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2048	4,525	4,343
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2049	7,510	7,937
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/2052	4,020	4,243
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	3,620	3,772
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2027	505	506
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2026	1,390	1,398
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2027	600	603
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2028	380	382
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2034	500	506
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	90	93
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	4,500	4,534
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	3,205	2,981
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	25	28
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	4,255	4,912
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2042	5,300	4,757
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	6,225	6,985
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	3,500	3,478
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	3,790	4,207
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2045	8,585	8,427
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	3,265	3,587
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2047	8,600	8,320
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2047	5,000	5,068
	San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/2047	1,000	1,064
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2049	1,205	917
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	5,690	4,271
[2]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	6,315	4,783
25

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/2052	12,145	11,919
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	5,940	4,983
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	4/1/2045	6,090	6,074
San Francisco CA City & County GO	5.000%	6/15/2026	1,000	1,003
San Francisco CA City & County GO	5.000%	6/15/2029	1,000	1,082
San Francisco CA City & County GO	5.000%	6/15/2031	1,285	1,448
San Francisco CA City & County GO	4.000%	6/15/2032	35	36
San Francisco CA City & County GO	5.000%	6/15/2032	25	29
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	3,135	3,175
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	1,615	1,635
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	3,000	3,344
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2033	3,000	3,500
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2036	3,505	3,511
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	3,080	3,512
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2037	3,095	3,510
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2039	7,920	7,860
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	1,760	2,113
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	1,000	1,037
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,300	1,566
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	1,415	1,453
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	5,350	5,102
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	2,950	2,813
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	6,295	6,503
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	1,055	1,067
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2051	945	1,001
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2055	12,500	13,127
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	7,950	8,573
San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	1,005	1,095
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	1,030	1,030
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	120	120
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	145	155
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	200	224
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2033	260	278
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	6,390	6,812
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	1,725	1,834
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	1,690	1,792
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	3,040	3,209
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	670	730
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	1,020	1,021
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2047	12,835	12,968
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2048	3,380	3,443
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	7,505	7,701
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	7,550	7,964
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2050	1,755	1,797
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2052	1,500	1,403
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	7,505	7,776
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2053	4,030	4,234
San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/2053	4,020	4,177
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2027	235	244
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	620	661
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	330	367
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2031	900	1,020
26

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2032	240	276
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2033	85	97
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	80	91
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	175	198
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	12,120	11,815
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	135	139
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	330	355
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	280	298
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2047	3,000	2,927
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2048	1,975	1,915
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	3,230	3,434
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2050	95	91
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2051	165	156
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	2,170	2,270
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	9,580	9,957
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/2026	1,000	994
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/2028	5	5
	San Francisco Community College District GO	4.000%	6/15/2045	1,075	1,050
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	260	250
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2051	10,700	9,791
	San Francisco Unified School District GO	5.000%	6/15/2027	11,595	11,916
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2041	3,000	3,045
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	285	237
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/2033	1,165	1,274
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	3,465	3,586
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2044	2,225	2,226
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2049	2,115	2,116
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	3,998	3,580
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	120	118
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	370	355
	San Jose CA GO	5.000%	9/1/2045	10,000	10,363
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	1,745	1,857
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	50	52
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2035	4,870	4,989
	San Juan Unified School District GO	4.000%	8/1/2046	7,065	6,950
	San Juan Unified School District GO	4.000%	8/1/2049	4,000	3,834
	San Marcos Unified School District GO	5.250%	8/1/2050	2,225	2,396
	San Marcos Unified School District GO	0.000%	8/1/2051	1,000	315
	San Marcos Unified School District GO	5.250%	8/1/2055	3,620	3,866
	San Mateo CA Foster City School District GO	5.000%	8/1/2051	1,190	1,248
	San Mateo County Community College District GO	5.000%	9/1/2045	8,090	8,368
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/2049	9,000	9,410
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2046	6,500	5,183
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/2055	950	618
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2043	7,610	7,860
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/2052	5,000	4,698
	San Mateo Union High School District GO	4.000%	9/1/2034	800	804
	San Mateo Union High School District GO	2.125%	9/1/2048	700	447
[3]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	1,120	1,224
[3]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/2046	150	119
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2049	1,000	1,001
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2052	85	85
	Santa Barbara Secondary High School District GO	0.000%	8/1/2036	200	130
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	1,450	796
	Santa Clara County CA GO	3.500%	8/1/2038	85	83
	Santa Clara County CA GO	3.250%	8/1/2039	1,215	1,128
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2037	80	75
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2053	6,620	6,283
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.125%	11/1/2055	7,190	6,856
	Santa Clara Unified School District GO	3.500%	7/1/2042	305	292
	Santa Clara Unified School District GO	3.250%	7/1/2044	17,095	15,117
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2027	30	31
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2028	330	347
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2029	150	162
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2030	190	210
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2031	105	118
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2032	60	69
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2033	240	279
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2034	130	151
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2035	560	644
27

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2036	165	188
	Santa Clara Valley Water District (Water Utility System Improvement Project) COP	4.000%	6/1/2026	450	450
	Santa Monica Community College District GO	5.000%	8/1/2043	1,570	1,623
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2049	25	19
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2050	5,175	5,455
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2054	6,485	6,774
	Santa Rosa High School District GO	5.250%	8/1/2050	2,500	2,693
	Santa Rosa High School District GO	5.000%	8/1/2053	8,285	8,625
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/2044	400	294
[1]	Selma Unified School District GO	3.000%	8/1/2049	2,100	1,595
	South San Francisco Unified School District GO	4.000%	9/1/2048	6,035	5,916
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2026	890	889
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2027	575	574
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	185	191
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	95	98
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2027	130	135
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	10,000	10,137
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	280	299
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2029	105	114
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2029	20	22
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2030	515	551
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	575	615
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2034	195	207
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2035	890	944
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2037	4,190	4,905
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	4,040	4,376
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	1,000	1,053
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	7,730	8,346
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2040	5,250	5,657
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2048	825	873
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2049	2,185	2,321
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2049	4,605	4,749
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2053	110	115
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	6,515	6,849
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	670	672
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	200	221
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2036	30	33
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	7,695	7,967
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2028	1,035	1,082
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	250	266
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	1,295	1,399
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2053	5,190	5,311
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	5,070	5,077
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2049	4,870	5,023
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	4,565	4,792
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	3,250	3,409
	Southwestern Community College District GO	3.000%	8/1/2041	1,355	1,207
	Southwestern Community College District GO	0.000%	8/1/2046	320	127
[2]	Southwestern Community College District GO	2.500%	8/1/2046	1,000	723
	Southwestern Community College District GO	4.000%	8/1/2046	12,325	12,058
	Southwestern Community College District GO	4.000%	8/1/2047	6,715	6,487
	Southwestern Community College District GO	5.250%	8/1/2055	1,005	1,072
	State Center Community College District GO	5.000%	8/1/2047	3,800	4,020
[2]	Stockton Unified School District GO	5.000%	8/1/2049	7,340	7,738
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2045	1,740	1,715
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2050	7,060	6,737
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	2.500%	4/1/2052	1,000	665
[1]	Sweetwater Union High School District GO	3.375%	8/1/2040	25	24
	Sweetwater Union High School District GO	4.000%	8/1/2042	17,125	16,935
[1]	Sweetwater Union High School District GO	0.000%	8/1/2046	2,250	796
	Sweetwater Union High School District GO	5.000%	8/1/2052	6,050	6,270
	Torrance Unified School District GO	0.000%	8/1/2034	3,880	2,612
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	1,065	1,076
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2041	375	190
28

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2044	840	366
	Union Sanitary District Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/15/2030	5,000	5,501
	University of California College & University Revenue	5.000%	5/15/2026	15	15
	University of California College & University Revenue	5.000%	5/15/2027	7,240	7,429
	University of California College & University Revenue	5.000%	5/15/2027	60	62
	University of California College & University Revenue	5.000%	5/15/2027	50	51
	University of California College & University Revenue	5.000%	5/15/2027	10,000	10,262
	University of California College & University Revenue	5.000%	5/15/2028	25	26
	University of California College & University Revenue	5.000%	5/15/2028	11,800	12,398
	University of California College & University Revenue	5.000%	5/15/2028	8,150	8,563
	University of California College & University Revenue	5.000%	5/15/2029	2,885	3,099
	University of California College & University Revenue	5.000%	5/15/2029	1,950	2,000
	University of California College & University Revenue	5.000%	5/15/2029	1,150	1,235
	University of California College & University Revenue	5.000%	5/15/2029	12,460	13,382
	University of California College & University Revenue	5.000%	5/15/2030	1,015	1,041
	University of California College & University Revenue	5.000%	5/15/2030	15,070	16,482
	University of California College & University Revenue	5.000%	5/15/2030	4,725	5,168
	University of California College & University Revenue	5.000%	5/15/2030	26,495	28,977
	University of California College & University Revenue	5.000%	5/15/2031	35	39
	University of California College & University Revenue	5.000%	5/15/2031	805	895
	University of California College & University Revenue	5.000%	5/15/2031	135	150
	University of California College & University Revenue	5.000%	5/15/2031	8,490	9,436
	University of California College & University Revenue	5.000%	5/15/2031	5,000	5,557
	University of California College & University Revenue	5.000%	5/15/2032	745	780
	University of California College & University Revenue	5.000%	5/15/2032	75	81
	University of California College & University Revenue	5.000%	5/15/2032	1,315	1,346
	University of California College & University Revenue	5.000%	5/15/2032	665	749
	University of California College & University Revenue	5.000%	5/15/2032	1,300	1,464
	University of California College & University Revenue	5.000%	5/15/2032	16,750	18,860
	University of California College & University Revenue	5.000%	11/15/2032	5,000	5,666
	University of California College & University Revenue	4.000%	5/15/2033	130	131
	University of California College & University Revenue	5.000%	5/15/2033	6,390	6,684
	University of California College & University Revenue	5.000%	5/15/2033	3,195	3,646
	University of California College & University Revenue	5.000%	5/15/2033	370	401
	University of California College & University Revenue	5.000%	5/15/2033	2,550	2,910
	University of California College & University Revenue	5.000%	5/15/2033	10,705	12,216
	University of California College & University Revenue	4.000%	5/15/2034	15	15
	University of California College & University Revenue	5.000%	5/15/2034	20	22
	University of California College & University Revenue	5.000%	5/15/2034	3,165	3,595
	University of California College & University Revenue	5.000%	5/15/2034	1,000	1,153
	University of California College & University Revenue	5.000%	11/15/2034	8,400	9,726
	University of California College & University Revenue	5.000%	11/15/2034	9,480	10,977
	University of California College & University Revenue	4.000%	5/15/2035	55	55
	University of California College & University Revenue	5.000%	5/15/2035	680	709
	University of California College & University Revenue	5.000%	5/15/2035	300	323
	University of California College & University Revenue	5.000%	5/15/2035	60	67
	University of California College & University Revenue	5.000%	5/15/2035	14,025	15,836
	University of California College & University Revenue	5.000%	5/15/2035	390	440
	University of California College & University Revenue	5.000%	5/15/2035	10,375	11,883
	University of California College & University Revenue	5.000%	5/15/2035	14,820	16,975
	University of California College & University Revenue	5.000%	5/15/2035	2,780	3,228
	University of California College & University Revenue	5.000%	11/15/2035	8,125	9,461
	University of California College & University Revenue	5.000%	11/15/2035	5,135	5,979
	University of California College & University Revenue	5.000%	5/15/2036	3,875	3,954
	University of California College & University Revenue	5.000%	5/15/2036	85	88
	University of California College & University Revenue	5.000%	5/15/2036	390	418
	University of California College & University Revenue	5.000%	5/15/2036	425	470
	University of California College & University Revenue	5.000%	5/15/2036	25	28
	University of California College & University Revenue	5.000%	5/15/2036	8,210	9,335
	University of California College & University Revenue	5.000%	5/15/2036	2,130	2,422
	University of California College & University Revenue	5.000%	5/15/2036	5,005	5,765
	University of California College & University Revenue	5.000%	5/15/2036	47,245	55,100
	University of California College & University Revenue	5.000%	11/15/2036	6,410	7,493
	University of California College & University Revenue	5.000%	11/15/2036	5,375	6,283
	University of California College & University Revenue	4.000%	5/15/2037	635	653
	University of California College & University Revenue	5.000%	5/15/2037	95	97
	University of California College & University Revenue	5.000%	5/15/2037	9,575	10,830
	University of California College & University Revenue	5.000%	5/15/2037	17,500	20,041
	University of California College & University Revenue	5.000%	11/15/2037	4,875	5,631
	University of California College & University Revenue	5.000%	11/15/2037	7,175	8,288
29

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/2038	25	26
University of California College & University Revenue	5.000%	5/15/2038	175	187
University of California College & University Revenue	5.000%	5/15/2038	8,060	8,068
University of California College & University Revenue	5.000%	5/15/2038	170	189
University of California College & University Revenue	5.000%	5/15/2038	10,155	11,431
University of California College & University Revenue	5.000%	5/15/2038	10,000	11,392
University of California College & University Revenue	5.000%	5/15/2038	4,040	4,602
University of California College & University Revenue	5.000%	5/15/2038	10,200	11,620
University of California College & University Revenue	5.000%	11/15/2038	1,700	1,953
University of California College & University Revenue	5.000%	5/15/2039	1,300	1,385
University of California College & University Revenue	5.000%	5/15/2039	1,000	1,094
University of California College & University Revenue	5.000%	5/15/2039	6,330	7,005
University of California College & University Revenue	5.000%	5/15/2039	6,865	7,688
University of California College & University Revenue	5.000%	11/15/2039	14,830	17,500
University of California College & University Revenue	5.250%	11/15/2039	22,725	26,472
University of California College & University Revenue	5.000%	5/15/2040	6,890	7,679
University of California College & University Revenue	5.000%	5/15/2040	4,810	5,420
University of California College & University Revenue	5.000%	5/15/2040	6,445	7,262
University of California College & University Revenue	5.000%	5/15/2040	7,215	8,173
University of California College & University Revenue	5.250%	5/15/2040	19,040	23,061
University of California College & University Revenue	5.500%	5/15/2040	10,745	12,210
University of California College & University Revenue	5.500%	5/15/2040	14,445	17,012
University of California College & University Revenue	5.000%	11/15/2040	3,500	3,972
University of California College & University Revenue	5.000%	5/15/2041	2,410	2,551
University of California College & University Revenue	5.000%	5/15/2041	1,465	1,621
University of California College & University Revenue	5.000%	11/15/2041	11,935	13,469
University of California College & University Revenue	5.250%	11/15/2041	8,200	9,442
University of California College & University Revenue	5.000%	5/15/2042	1,180	1,245
University of California College & University Revenue	5.000%	5/15/2042	5,065	5,521
University of California College & University Revenue	5.000%	5/15/2042	8,700	9,579
University of California College & University Revenue	5.250%	5/15/2042	720	735
University of California College & University Revenue	5.000%	11/15/2042	2,500	2,805
University of California College & University Revenue	5.000%	5/15/2043	21,990	22,736
University of California College & University Revenue	5.000%	5/15/2043	5,420	5,700
University of California College & University Revenue	5.000%	5/15/2043	9,070	9,844
University of California College & University Revenue	5.000%	5/15/2043	2,270	2,487
University of California College & University Revenue	5.000%	5/15/2043	5,900	6,465
University of California College & University Revenue	5.000%	5/15/2044	2,810	3,056
University of California College & University Revenue	5.000%	5/15/2044	20	22
University of California College & University Revenue	5.000%	5/15/2044	3,500	3,838
University of California College & University Revenue	4.000%	5/15/2045	4,795	4,701
University of California College & University Revenue	5.000%	5/15/2045	1,360	1,478
University of California College & University Revenue	5.000%	11/15/2045	2,000	2,190
University of California College & University Revenue	4.000%	5/15/2046	4,645	4,545
University of California College & University Revenue	5.000%	5/15/2046	17,865	17,882
University of California College & University Revenue	4.000%	5/15/2047	11,965	11,627
University of California College & University Revenue	5.000%	5/15/2047	490	496
University of California College & University Revenue	5.250%	5/15/2047	4,080	4,144
University of California College & University Revenue	4.000%	5/15/2048	1,300	1,243
University of California College & University Revenue	5.000%	5/15/2048	10,715	10,963
University of California College & University Revenue	2.500%	5/15/2050	2,950	2,013
University of California College & University Revenue	4.000%	5/15/2050	3,050	2,888
University of California College & University Revenue	4.000%	5/15/2051	5,000	4,708
University of California College & University Revenue	5.000%	5/15/2053	15,000	15,891
University of California College & University Revenue	4.000%	5/15/2055	4,760	4,405
University of California College & University Revenue	5.250%	5/15/2055	8,000	8,614
University of California College & University Revenue	5.250%	5/15/2058	6,725	6,876
University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	305	312
University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	615	629
University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	45	50
University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	395	434
University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	125	128
University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	365	399
University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	1,095	1,096
University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	85	89
University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	270	275
University of California College & University Revenue (Limited Project)	4.000%	5/15/2037	10,730	11,090
University of California College & University Revenue (Limited Project)	4.000%	5/15/2039	1,000	1,021
University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	26,310	26,778
University of California College & University Revenue (Limited Project)	5.000%	5/15/2043	195	202
30

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	2,410	2,411
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	615	592
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	10,145	10,623
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2047	10,720	10,201
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	16,170	16,378
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2048	7,460	7,112
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	14,015	10,439
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2051	2,270	2,102
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2058	13,880	14,113
	University of California College & University Revenue, ETM	5.000%	5/15/2026	11,800	11,812
	University of California College & University Revenue, ETM	5.000%	5/15/2026	4,545	4,549
	Upland Unified School District GO	0.000%	8/1/2050	2,720	927
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	2,635	2,586
[1]	Val Verde Unified School District GO	4.000%	8/1/2046	1,040	1,007
[1]	Val Verde Unified School District GO	4.000%	8/1/2051	1,725	1,615
	Ventura County Community College District GO	3.125%	8/1/2031	590	590
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	2,860	2,935
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	1,635	1,689
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	2,125	1,759
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2034	1,000	753
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2051	4,890	3,657
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2054	970	909
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2054	3,385	3,525
	West Valley-Mission Community College District GO	4.000%	8/1/2040	4,435	4,378
	Westside Union School District GO	0.000%	8/1/2040	355	196
	Westside Union School District GO	0.000%	8/1/2045	265	112
[1]	William S Hart Union High School District GO	0.000%	9/1/2028	1,385	1,298
	William S Hart Union High School District GO	0.000%	8/1/2033	1,450	1,154
[1]	William S Hart Union High School District GO	0.000%	8/1/2034	730	561
[1]	William S Hart Union High School District GO	0.000%	8/1/2035	1,455	1,072
	William S Hart Union High School District GO	3.500%	8/1/2038	385	379
					7,775,211
Colorado (1.2%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2026	6,000	6,102
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2029	2,170	2,352
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2030	13,825	14,022
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2031	1,625	1,648
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2040	8,690	8,699
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2047	10	11
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2048	2,500	2,636
	Adams 12 Five Star Schools GO	5.000%	12/15/2033	4,005	4,061
	Adams 12 Five Star Schools GO	5.000%	12/15/2034	1,000	1,013
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	300	305
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	5,000	5,075
	Adams County CO COP	4.000%	12/1/2045	12,930	12,572
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2030	3,500	3,861
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	2,135	2,419
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	1,220	1,375
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2043	45	50
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2044	335	372
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2046	5	6
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/2043	6,435	6,746
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	10	10
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	1,435	1,443
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	3,560	3,580
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	2,725	2,741
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	13,000	14,852
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2026	10,000	10,152
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2042	50	51
[1]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2049	3,000	3,195
[1]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.500%	12/1/2054	4,050	4,356
	Colorado COP	5.000%	3/15/2031	2,690	2,798
	Colorado COP	5.000%	12/15/2031	3,560	3,896
	Colorado COP	5.000%	12/15/2031	660	696
	Colorado COP	5.000%	12/15/2032	4,070	4,281
	Colorado COP	5.000%	12/15/2033	610	662
	Colorado COP	4.000%	12/15/2034	1,185	1,226
	Colorado COP	5.000%	12/15/2034	2,370	2,597
	Colorado COP	4.000%	12/15/2035	7,965	8,201
31

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado COP	3.000%	12/15/2036	2,375	2,207
	Colorado COP	3.000%	12/15/2037	220	201
	Colorado COP	4.000%	12/15/2037	375	382
	Colorado COP	5.000%	3/15/2038	200	205
	Colorado COP	4.000%	12/15/2038	1,225	1,245
	Colorado COP	6.000%	12/15/2038	2,320	2,703
	Colorado COP	6.000%	12/15/2039	11,825	13,715
	Colorado COP	6.000%	12/15/2040	9,295	10,734
	Colorado COP	6.000%	12/15/2041	5,950	6,859
	Colorado COP	4.000%	3/15/2044	3,890	3,827
	Colorado COP	4.000%	3/15/2046	11,950	11,385
	Colorado COP	5.000%	11/1/2049	7,270	7,621
	Colorado COP	5.000%	11/1/2053	2,550	2,646
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Denver University Project)	4.625%	3/1/2051	7,650	7,477
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Denver University Project)	5.250%	3/1/2056	6,935	7,193
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2035	785	786
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2047	1,060	1,066
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2047	485	483
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2051	4,250	4,206
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2056	5,000	4,909
	Colorado School of Mines College & University Revenue	5.250%	12/1/2048	3,130	3,315
	Colorado School of Mines College & University Revenue	4.000%	12/1/2049	2,500	2,257
	Colorado School of Mines College & University Revenue	5.000%	12/1/2054	2,425	2,504
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2031	610	669
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2031	540	592
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2032	565	619
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2032	655	717
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2033	720	786
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	40	44
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2046	8,705	8,453
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2047	15	16
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2048	25	27
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2050	10,200	9,334
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2051	7,800	7,059
	Colorado State Education Loan Program Intergovernmental Agreement Revenue (Education Loan Program)	5.000%	6/30/2026	50,000	50,176
	Denver City & County Board of Water Commissioners Water Revenue	4.000%	9/15/2042	1,000	1,003
	Denver City & County Board of Water Commissioners Water Revenue	2.100%	12/15/2046	2,500	1,649
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2047	2,030	2,051
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2055	13,540	14,104
	Denver City & County School District No. 1 GO	5.000%	12/1/2032	490	537
	Denver City & County School District No. 1 GO	5.000%	12/1/2037	1,895	1,914
	Denver City & County School District No. 1 GO	5.250%	12/1/2037	3,720	4,306
	Denver City & County School District No. 1 GO	5.000%	12/1/2038	255	257
	Denver City & County School District No. 1 GO	4.000%	12/1/2041	220	220
	Denver City & County School District No. 1 GO	5.000%	12/1/2041	105	114
	Denver City & County School District No. 1 GO	5.000%	12/1/2042	60	65
	Denver City & County School District No. 1 GO	5.000%	12/1/2045	1,200	1,273
	Denver City & County School District No. 1 GO	5.500%	12/1/2046	15	17
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/2048	13,420	12,526
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2028	110	117
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2031	425	430
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2032	210	212
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2043	1,715	1,715
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2047	1,610	1,678
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2048	15	15
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/2053	1,535	1,603
	Denver CO City & County GO	5.000%	8/1/2026	2,250	2,263
	Denver CO City & County GO	5.000%	8/1/2027	3,585	3,695
	Denver CO City & County GO	5.000%	8/1/2030	1,065	1,170
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/2044	540	541
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	12,560	12,030
[2]	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	4,465	4,336
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2035	3,500	2,398
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2036	3,000	1,953
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2037	3,000	1,849
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2038	5,500	3,205
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2039	2,500	1,375
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	5,970	5,427
32

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver Metropolitan University College & University Revenue	5.000%	12/1/2055	2,000	2,053
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2028	1,295	1,375
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2040	2,035	2,276
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2042	110	122
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2043	3,440	3,782
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/2026	1,895	1,910
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	4,400	4,019
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	855	757
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2035	235	173
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2035	1,000	630
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2037	350	199
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2040	600	350
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	2,045	1,971
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	80	75
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2034	1,525	1,156
[2]	Ebert Metropolitan District GO	5.000%	12/1/2043	1,020	1,049
[2]	Ebert Metropolitan District GO	4.000%	12/1/2048	9,955	9,060
	Jefferson County School District R-1 GO	5.000%	12/15/2034	965	1,015
	Jefferson County School District R-1 GO	5.000%	12/15/2035	3,005	3,154
	Jefferson County School District R-1 GO	5.000%	12/15/2038	3,250	3,393
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2031	1,455	1,543
	Metro Water Recovery Sewer Revenue	2.500%	4/1/2045	10,000	7,546
	Pueblo County CO (Jail Project) COP	4.500%	7/1/2046	775	772
	Pueblo County CO (Jail Project) COP	5.000%	7/1/2049	10,000	10,131
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/2033	1,250	1,290
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/2034	6,105	6,290
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2036	75	75
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	2,620	2,718
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	2,365	2,453
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	510	552
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	1,300	1,406
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2031	520	581
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/2036	660	724
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2037	60	67
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2046	14,555	14,611
	University of Colorado College & University Revenue	5.000%	10/1/2028	10,000	10,575
	University of Colorado College & University Revenue	4.000%	6/1/2043	5,265	5,211
	University of Colorado College & University Revenue	5.250%	6/1/2055	10	11
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	2,730	2,715
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	840	863
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	1,260	1,295
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	12,335	12,864
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/2044	1,985	2,065
	Weld County School District No. RE-4 GO	5.250%	12/1/2041	5,000	5,046
	Weld County School District No. RE-4 GO	5.250%	12/1/2047	2,020	2,146
	Westminster Public Schools GO	5.000%	12/1/2049	3,460	3,632
					536,229
Connecticut (2.0%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/2029	1,140	1,142
	Connecticut GO	5.000%	8/1/2026	715	719
	Connecticut GO	5.000%	8/15/2026	1,990	2,003
	Connecticut GO	5.000%	8/15/2026	6,025	6,064
	Connecticut GO	5.000%	9/15/2026	1,385	1,397
	Connecticut GO	5.000%	10/15/2026	1,140	1,152
	Connecticut GO	5.000%	11/15/2026	5,805	5,877
	Connecticut GO	5.000%	12/1/2026	10,000	10,135
	Connecticut GO	4.000%	1/15/2027	1,615	1,630
	Connecticut GO	4.000%	1/15/2027	1,875	1,893
	Connecticut GO	5.000%	1/15/2027	1,000	1,016
	Connecticut GO	5.000%	4/15/2027	2,755	2,817
	Connecticut GO	5.000%	4/15/2027	3,295	3,369
	Connecticut GO	5.000%	5/15/2027	710	711
	Connecticut GO	5.000%	6/15/2027	4,005	4,111
	Connecticut GO	5.000%	8/15/2027	655	659
	Connecticut GO	5.000%	8/15/2027	22,210	22,884
	Connecticut GO	5.000%	9/15/2027	1,920	1,982
	Connecticut GO	5.000%	10/15/2027	205	207
	Connecticut GO	5.000%	11/15/2027	360	373
	Connecticut GO	4.000%	1/15/2028	200	205
33

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	4.000%	1/15/2028	11,070	11,333
Connecticut GO	5.000%	1/15/2028	1,225	1,274
Connecticut GO	5.000%	3/15/2028	2,000	2,089
Connecticut GO	5.000%	6/15/2028	1,030	1,082
Connecticut GO	5.000%	8/15/2028	9,140	9,639
Connecticut GO	5.000%	9/15/2028	9,055	9,566
Connecticut GO	5.000%	10/15/2028	770	778
Connecticut GO	5.000%	11/15/2028	1,230	1,304
Connecticut GO	5.000%	11/15/2028	2,785	2,953
Connecticut GO	5.000%	11/15/2028	250	265
Connecticut GO	5.000%	12/1/2028	8,500	9,020
Connecticut GO	4.000%	1/15/2029	160	166
Connecticut GO	4.000%	1/15/2029	1,245	1,291
Connecticut GO	5.000%	1/15/2029	5,635	5,989
Connecticut GO	5.000%	1/15/2029	5,130	5,452
Connecticut GO	5.000%	3/15/2029	1,000	1,066
Connecticut GO	5.000%	4/15/2029	850	870
Connecticut GO	5.000%	4/15/2029	1,245	1,330
Connecticut GO	5.000%	8/15/2029	9,095	9,779
Connecticut GO	5.000%	8/15/2029	5,500	5,913
Connecticut GO	5.000%	10/15/2029	1,720	1,738
Connecticut GO	5.000%	11/15/2029	180	194
Connecticut GO	5.000%	11/15/2029	5,000	5,401
Connecticut GO	4.000%	1/15/2030	695	728
Connecticut GO	5.000%	1/15/2030	515	558
Connecticut GO	5.000%	1/15/2030	1,840	1,994
Connecticut GO	5.000%	4/15/2030	1,975	2,107
Connecticut GO	5.000%	8/15/2030	8,185	8,959
Connecticut GO	5.000%	9/1/2030	5,500	6,024
Connecticut GO	5.000%	9/15/2030	1,290	1,414
Connecticut GO	5.000%	11/15/2030	370	407
Connecticut GO	5.000%	11/15/2030	550	604
Connecticut GO	5.000%	11/15/2030	5,000	5,495
Connecticut GO	4.000%	1/15/2031	360	380
Connecticut GO	4.000%	1/15/2031	2,790	2,943
Connecticut GO	5.000%	1/15/2031	1,455	1,573
Connecticut GO	3.500%	4/15/2031	50	50
Connecticut GO	5.000%	4/15/2031	3,735	3,978
Connecticut GO	5.000%	8/1/2031	5,175	5,749
Connecticut GO	5.000%	8/15/2031	1,025	1,139
Connecticut GO	5.000%	8/15/2031	6,500	7,224
Connecticut GO	5.000%	9/15/2031	1,320	1,469
Connecticut GO	5.000%	10/15/2031	185	187
Connecticut GO	5.000%	11/15/2031	45	50
Connecticut GO	5.000%	11/15/2031	165	184
Connecticut GO	5.000%	11/15/2031	5,005	5,583
Connecticut GO	3.000%	1/15/2032	8,675	8,661
Connecticut GO	4.000%	1/15/2032	45	48
Connecticut GO	5.000%	1/15/2032	1,000	1,078
Connecticut GO	5.000%	1/15/2032	4,325	4,833
Connecticut GO	5.000%	3/15/2032	980	981
Connecticut GO	5.000%	4/15/2032	530	541
Connecticut GO	5.000%	4/15/2032	300	319
Connecticut GO	5.000%	8/1/2032	2,580	2,903
Connecticut GO	5.000%	8/15/2032	2,425	2,730
Connecticut GO	5.000%	8/15/2032	3,680	4,143
Connecticut GO	3.000%	10/15/2032	470	466
Connecticut GO	5.000%	11/15/2032	310	350
Connecticut GO	5.000%	11/15/2032	4,000	4,517
Connecticut GO	4.000%	1/15/2033	45	47
Connecticut GO	4.000%	1/15/2033	1,095	1,135
Connecticut GO	5.000%	4/15/2033	6,700	6,838
Connecticut GO	5.000%	4/15/2033	3,265	3,461
Connecticut GO	5.000%	8/15/2033	10,000	11,379
Connecticut GO	5.000%	10/15/2033	2,800	2,825
Connecticut GO	5.000%	11/15/2033	110	124
Connecticut GO	5.000%	11/15/2033	10,835	12,360
Connecticut GO	3.000%	1/15/2034	2,275	2,242
Connecticut GO	4.000%	1/15/2034	2,385	2,506
Connecticut GO	5.000%	4/15/2034	5,350	5,456
34

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	4/15/2034	1,205	1,275
	Connecticut GO	5.000%	8/15/2034	5,000	5,741
	Connecticut GO	5.000%	8/15/2034	6,035	6,930
	Connecticut GO	5.000%	10/15/2034	150	151
	Connecticut GO	5.000%	11/15/2034	165	185
	Connecticut GO	3.000%	1/15/2035	755	730
	Connecticut GO	4.000%	1/15/2035	125	129
	Connecticut GO	4.000%	3/15/2035	120	120
	Connecticut GO	5.000%	4/15/2035	150	158
	Connecticut GO	5.000%	8/15/2035	4,890	5,652
	Connecticut GO	5.000%	8/15/2035	4,650	5,374
	Connecticut GO	4.000%	1/15/2036	210	218
	Connecticut GO	5.000%	1/15/2036	3,000	3,385
	Connecticut GO	4.000%	3/15/2036	25	25
	Connecticut GO	5.000%	4/15/2036	2,145	2,258
	Connecticut GO	4.000%	6/1/2036	1,250	1,282
	Connecticut GO	3.375%	10/15/2036	2,905	2,877
	Connecticut GO	5.000%	11/15/2036	3,000	3,320
	Connecticut GO	5.000%	11/15/2036	2,375	2,694
	Connecticut GO	4.000%	4/15/2037	105	105
	Connecticut GO	5.000%	11/15/2037	220	242
	Connecticut GO	3.000%	1/15/2038	3,375	3,123
	Connecticut GO	4.000%	1/15/2038	330	335
	Connecticut GO	5.000%	8/15/2038	2,350	2,660
	Connecticut GO	5.000%	11/15/2038	4,005	4,491
	Connecticut GO	3.000%	1/15/2039	2,635	2,384
	Connecticut GO	5.000%	11/15/2039	4,330	4,827
	Connecticut GO	5.000%	11/15/2039	1,020	1,113
	Connecticut GO	5.000%	1/15/2040	1,500	1,581
	Connecticut GO	5.000%	1/15/2040	3,915	4,325
	Connecticut GO	5.000%	3/15/2040	1,350	1,509
	Connecticut GO	5.000%	11/15/2040	4,050	4,404
	Connecticut GO	5.000%	11/15/2040	2,750	3,051
	Connecticut GO	2.000%	1/15/2041	1,835	1,331
[2]	Connecticut GO	2.000%	1/15/2041	250	183
	Connecticut GO	5.000%	11/15/2041	2,055	2,231
	Connecticut GO	5.000%	11/15/2041	105	116
	Connecticut GO	3.000%	1/15/2042	200	172
	Connecticut GO	3.000%	11/15/2042	10,020	8,873
	Connecticut GO	5.000%	11/15/2042	35	38
	Connecticut GO	3.000%	11/15/2043	8,015	6,967
	Connecticut GO	5.000%	3/15/2044	1,000	1,086
	Connecticut GO	5.000%	8/15/2044	4,810	5,242
	Connecticut GO	5.000%	8/15/2045	4,725	5,103
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2026	1,265	1,265
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2026	6,485	6,485
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	790	793
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	2,875	2,886
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	3,750	3,764
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2026	1,730	1,743
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2027	1,125	1,142
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	265	271
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	2,980	3,050
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	520	534
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	9,685	9,949
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	5,000	5,136
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	18,500	19,005
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	6,695	6,878
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	475	488
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2027	1,915	1,930
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2027	5,070	5,239
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	6,570	6,888
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	1,625	1,704
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	855	899
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	245	258
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	8,000	8,415
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	16,500	17,355
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	365	384
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2028	3,580	3,608
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	6,915	7,394
35

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	30	32
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	4,085	4,382
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	13,000	13,945
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2029	505	509
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2029	4,560	4,820
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2030	6,575	6,832
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	285	310
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	75	82
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	6,070	6,631
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	4,210	4,599
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2030	8,075	8,135
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2030	545	575
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	1,420	1,543
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	220	244
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	1,465	1,625
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	2,070	2,297
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2031	245	247
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2032	5,775	5,984
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	1,990	2,156
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	995	1,097
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	165	185
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	85	96
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	5,395	6,065
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	355	399
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	40	45
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2032	120	121
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2033	3,245	3,357
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	3,165	3,478
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2033	305	347
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2033	9,500	10,796
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2033	85	86
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2033	660	692
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	4,445	4,788
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	3,260	3,570
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2034	250	281
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2034	3,405	3,906
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2034	5,000	5,736
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2034	30	30
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2034	380	398
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2034	1,665	1,834
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	1,265	1,413
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	2,910	3,340
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	7,365	8,507
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	635	719
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/2035	3,745	3,751
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2035	575	601
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2035	4,095	4,490
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2036	2,435	2,512
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	2,185	2,240
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	2,190	2,258
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	185	205
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/2036	80	80
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2036	5	5
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	4,125	4,226
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2037	2,370	2,531
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	15	17
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2037	100	104
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2037	2,345	2,403
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2038	405	417
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2038	25	27
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2038	15	16
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2038	16,105	18,320
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2038	1,330	1,385
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2039	8,415	8,518
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	3,505	3,920
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	305	345
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2039	1,750	1,771
Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/2040	180	163
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2040	430	434
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	645	682
36

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2040	2,690	2,995
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2040	3,990	4,421
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2040	5,020	5,633
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2041	1,000	1,067
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2041	5,320	5,894
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2041	7,185	8,035
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2041	2,395	2,570
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2042	10,095	11,210
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2042	2,220	2,437
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	1,440	1,575
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	13,855	15,275
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2043	895	988
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	5,175	5,603
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2046	3,300	3,540
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2027	1,295	1,330
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2028	1,020	1,072
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2032	70	79
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2032	50	56
	Connecticut Special Tax Fuel Sales Tax Revenue, Prere.	5.000%	1/1/2034	1,715	1,955
	Connecticut Special Tax Obligation Revenue	5.000%	7/1/2036	1,990	2,294
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	700	799
[2]	Connecticut State Health & Educational Facilities Authority College & University Revenue	2.125%	11/1/2033	1,300	1,157
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	4,000	4,645
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	5,000	5,835
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/2041	780	781
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	60	59
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	1,550	1,553
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	8,190	8,179
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/2026	3,000	3,002
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	13,015	13,058
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/2028	6,180	6,425
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2030	16,780	18,267
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2032	17,145	19,179
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/2/2035	9,750	11,244
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2045	1,140	1,091
[1]	New Haven CT GO	5.000%	8/1/2031	8,520	9,364
[1]	New Haven CT GO	5.000%	8/1/2032	8,745	9,719
[1]	New Haven CT GO	5.000%	8/1/2033	3,420	3,838
	South Central Connecticut Regional Water Authority Water Revenue	3.000%	8/1/2041	200	175
	University of Connecticut College & University Revenue	5.000%	2/15/2029	7,275	7,750
	University of Connecticut College & University Revenue	5.000%	2/15/2030	3,160	3,430
	University of Connecticut College & University Revenue	5.000%	5/1/2032	1,105	1,240
	University of Connecticut College & University Revenue	5.000%	5/1/2033	2,680	2,992
	University of Connecticut College & University Revenue	5.000%	5/1/2034	4,680	5,204
					927,709
Delaware (0.1%)
	Delaware GO	5.000%	1/1/2027	1,100	1,118
	Delaware GO	5.000%	1/1/2028	540	562
	Delaware GO	5.000%	3/1/2029	505	540
	Delaware GO	5.000%	3/1/2031	330	366
	Delaware GO	5.000%	3/1/2032	7,000	7,883
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2035	3,240	3,126
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2030	245	268
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/2055	21,105	20,891
	Sussex County DE GO	1.750%	3/15/2036	2,280	1,830
					36,584
District of Columbia (1.6%)
	District of Columbia Appropriations Revenue	5.000%	12/1/2033	13,175	14,082
	District of Columbia College & University Revenue	5.000%	4/1/2030	1,575	1,602
	District of Columbia College & University Revenue	5.000%	4/1/2032	640	650
	District of Columbia College & University Revenue	5.000%	4/1/2033	315	320
	District of Columbia College & University Revenue	5.000%	4/1/2034	1,780	1,807
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	10,500	11,541
	District of Columbia GO	5.000%	6/1/2026	3,825	3,832
	District of Columbia GO	5.000%	10/15/2026	1,840	1,859
	District of Columbia GO	5.000%	6/1/2027	2,580	2,644
	District of Columbia GO	5.000%	10/15/2027	1,135	1,173
	District of Columbia GO	5.000%	12/1/2027	8,500	8,813
	District of Columbia GO	5.000%	6/1/2028	1,500	1,576
37

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District of Columbia GO	5.000%	10/15/2028	1,305	1,382
District of Columbia GO	5.000%	6/1/2029	4,095	4,389
District of Columbia GO	5.000%	10/15/2029	1,735	1,854
District of Columbia GO	5.000%	6/1/2030	1,755	1,915
District of Columbia GO	5.000%	10/15/2030	2,890	3,083
District of Columbia GO	5.000%	12/1/2030	3,960	4,357
District of Columbia GO	5.000%	8/1/2031	13,785	15,306
District of Columbia GO	5.000%	10/15/2031	895	952
District of Columbia GO	5.000%	6/1/2032	6,190	6,951
District of Columbia GO	5.000%	10/15/2033	680	720
District of Columbia GO	5.000%	10/15/2034	1,310	1,384
District of Columbia GO	5.000%	12/1/2034	3,815	4,387
District of Columbia GO	5.000%	2/1/2035	1,655	1,798
District of Columbia GO	5.000%	6/1/2035	70	71
District of Columbia GO	5.000%	6/1/2035	10,000	11,528
District of Columbia GO	5.000%	10/15/2035	500	527
District of Columbia GO	4.000%	6/1/2036	1,725	1,727
District of Columbia GO	5.000%	6/1/2036	2,675	2,728
District of Columbia GO	5.000%	6/1/2036	9,755	11,287
District of Columbia GO	5.000%	10/15/2036	670	704
District of Columbia GO	4.000%	6/1/2037	960	963
District of Columbia GO	5.000%	6/1/2037	8,910	10,236
District of Columbia GO	5.000%	8/1/2037	9,280	10,432
District of Columbia GO	5.000%	10/15/2037	45	47
District of Columbia GO	5.000%	1/1/2038	3,855	4,243
District of Columbia GO	5.000%	6/1/2038	160	163
District of Columbia GO	5.000%	8/1/2038	5,280	5,903
District of Columbia GO	5.000%	1/1/2039	190	208
District of Columbia GO	5.000%	8/1/2039	3,350	3,728
District of Columbia GO	5.000%	1/1/2040	5	5
District of Columbia GO	5.000%	6/1/2040	9,900	11,173
District of Columbia GO	5.000%	1/1/2041	290	316
District of Columbia GO	4.000%	6/1/2041	180	180
District of Columbia GO	5.000%	8/1/2041	85	94
District of Columbia GO	5.000%	1/1/2043	4,715	5,078
District of Columbia GO	5.000%	8/1/2043	50	55
District of Columbia GO	5.000%	6/1/2044	4,450	4,870
District of Columbia GO	5.000%	8/1/2044	40	43
District of Columbia GO	5.000%	10/15/2044	13,655	14,116
District of Columbia GO	5.000%	1/1/2045	50	53
District of Columbia GO	5.000%	6/1/2045	2,830	3,068
District of Columbia GO	5.000%	8/1/2045	35	38
District of Columbia GO	5.000%	2/1/2046	3,480	3,617
District of Columbia GO	5.000%	8/1/2046	25	27
District of Columbia GO	5.250%	1/1/2048	8,495	8,980
District of Columbia Income Tax Revenue	5.000%	10/1/2026	530	535
District of Columbia Income Tax Revenue	5.000%	10/1/2027	4,980	5,153
District of Columbia Income Tax Revenue	5.000%	10/1/2027	1,885	1,950
District of Columbia Income Tax Revenue	5.000%	12/1/2027	5,020	5,215
District of Columbia Income Tax Revenue	5.000%	10/1/2028	970	1,026
District of Columbia Income Tax Revenue	5.000%	12/1/2028	740	786
District of Columbia Income Tax Revenue	5.000%	10/1/2029	2,280	2,458
District of Columbia Income Tax Revenue	5.000%	12/1/2029	1,065	1,152
District of Columbia Income Tax Revenue	5.000%	3/1/2030	4,325	4,652
District of Columbia Income Tax Revenue	5.000%	12/1/2030	355	391
District of Columbia Income Tax Revenue	5.000%	10/1/2031	660	735
District of Columbia Income Tax Revenue	5.000%	12/1/2031	1,510	1,684
District of Columbia Income Tax Revenue	5.000%	3/1/2032	1,595	1,708
District of Columbia Income Tax Revenue	5.000%	7/1/2032	1,070	1,203
District of Columbia Income Tax Revenue	5.000%	12/1/2032	7,290	8,236
District of Columbia Income Tax Revenue	5.000%	3/1/2033	1,810	1,933
District of Columbia Income Tax Revenue	5.000%	7/1/2033	880	985
District of Columbia Income Tax Revenue	5.000%	12/1/2033	780	877
District of Columbia Income Tax Revenue	5.000%	3/1/2034	2,775	2,956
District of Columbia Income Tax Revenue	5.000%	7/1/2034	2,175	2,422
District of Columbia Income Tax Revenue	5.000%	3/1/2035	1,510	1,616
District of Columbia Income Tax Revenue	5.000%	3/1/2035	5,770	6,130
District of Columbia Income Tax Revenue	5.000%	10/1/2035	5,660	6,454
District of Columbia Income Tax Revenue	5.000%	12/1/2035	1,805	2,007
District of Columbia Income Tax Revenue	5.000%	3/1/2036	11,880	12,584
38

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	3/1/2036	2,265	2,416
	District of Columbia Income Tax Revenue	5.000%	7/1/2036	655	721
	District of Columbia Income Tax Revenue	5.000%	12/1/2036	2,300	2,542
	District of Columbia Income Tax Revenue	5.000%	3/1/2037	1,365	1,451
	District of Columbia Income Tax Revenue	5.000%	7/1/2037	600	658
	District of Columbia Income Tax Revenue	5.000%	12/1/2037	7,905	8,696
	District of Columbia Income Tax Revenue	5.000%	3/1/2038	5,455	5,783
	District of Columbia Income Tax Revenue	5.000%	5/1/2038	1,660	1,832
	District of Columbia Income Tax Revenue	5.000%	7/1/2038	4,705	5,136
	District of Columbia Income Tax Revenue	5.000%	3/1/2039	725	767
	District of Columbia Income Tax Revenue	5.000%	5/1/2039	2,065	2,269
	District of Columbia Income Tax Revenue	5.000%	6/1/2039	1,020	1,146
	District of Columbia Income Tax Revenue	5.000%	7/1/2039	300	326
	District of Columbia Income Tax Revenue	4.000%	3/1/2040	2,480	2,499
	District of Columbia Income Tax Revenue	5.000%	3/1/2040	3,605	3,803
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	2,230	2,441
	District of Columbia Income Tax Revenue	5.000%	6/1/2040	3,470	3,879
	District of Columbia Income Tax Revenue	5.000%	7/1/2040	2,020	2,189
	District of Columbia Income Tax Revenue	5.000%	5/1/2041	1,400	1,525
	District of Columbia Income Tax Revenue	5.000%	7/1/2041	2,145	2,315
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	4,460	4,828
	District of Columbia Income Tax Revenue	5.000%	5/1/2043	11,170	12,025
	District of Columbia Income Tax Revenue	3.000%	3/1/2044	15,000	12,460
	District of Columbia Income Tax Revenue	5.000%	6/1/2044	45	49
	District of Columbia Income Tax Revenue	4.000%	3/1/2045	210	204
	District of Columbia Income Tax Revenue	4.000%	5/1/2045	8,505	8,240
	District of Columbia Income Tax Revenue	5.000%	5/1/2045	7,820	8,112
	District of Columbia Income Tax Revenue	5.000%	7/1/2047	5,565	5,803
	District of Columbia Income Tax Revenue	5.250%	5/1/2048	9,290	9,830
	District of Columbia Income Tax Revenue	5.000%	6/1/2050	4,205	4,396
	District of Columbia Income Tax Revenue	5.250%	6/1/2050	1,000	1,064
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2037	1,280	1,356
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2038	3,845	4,301
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	3,880	4,319
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2041	1,000	1,006
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2041	5,050	4,873
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2042	1,000	1,004
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2049	5,285	4,849
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2052	1,200	1,208
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2031	505	422
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2035	2,000	1,407
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	1,725	1,015
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2038	9,400	5,555
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2039	510	295
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2040	1,000	547
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	9,020	8,458
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2044	5,665	5,812
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2047	5,600	5,657
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	29,930	26,487
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2050	2,080	1,492
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	23,370	20,518
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/2053	5,000	3,192
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2053	145	100
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	5,085	4,445
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	4,135	3,524
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/2026	23,615	23,980
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	330	340
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	7,635	7,878
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2029	5,465	5,624
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	2,395	2,458
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2031	440	485
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2033	1,165	1,273
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2034	805	832
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2035	670	689
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2036	165	154
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	1,185	1,262
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	490	529
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	1,275	1,291
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	125	133
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2039	155	156
39

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	1,695	1,794
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	390	338
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2041	2,765	2,936
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2043	3,025	2,514
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2043	4,505	4,457
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2045	100	97
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	21,220	21,920
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2046	6,260	6,479
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/2047	3,115	2,979
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2048	13,850	14,366
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	11,005	11,447
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2054	8,405	8,638
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2055	7,050	7,395
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2056	7,050	7,239
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/2059	5,000	4,749
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	5,725	5,983
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	18,000	18,488
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	11,750	12,550
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2036	510	520
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2037	2,590	2,639
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2042	8,900	9,050
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	235	239
					714,581
Florida (2.8%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/2042	3,625	3,575
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2047	85	88
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.000%	9/1/2044	2,265	2,340
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.000%	9/1/2049	6,750	6,861
	Broward County FL School District COP	5.000%	7/1/2026	400	401
	Broward County FL School District COP	5.000%	7/1/2027	2,965	3,039
	Broward County FL School District COP	5.000%	7/1/2028	4,230	4,427
[1]	Broward County FL School District COP	5.000%	7/1/2029	5,000	5,351
	Broward County FL School District COP	5.000%	7/1/2030	4,340	4,705
[1]	Broward County FL School District COP	5.000%	7/1/2030	4,275	4,657
	Broward County FL School District COP	5.000%	7/1/2032	3,060	3,288
	Broward County FL School District COP	5.000%	7/1/2033	2,745	2,941
	Broward County FL School District COP	5.000%	7/1/2034	5,625	6,020
	Broward County FL School District COP	5.000%	7/1/2035	1,235	1,346
	Broward County FL School District COP	5.000%	7/1/2036	12,510	13,574
	Broward County FL School District GO	5.000%	7/1/2047	1,540	1,565
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/2047	14,725	13,400
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/2051	4,320	3,792
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2038	915	964
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2039	3,490	3,669
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2040	1,250	1,313
	Broward County FL Water & Sewer Utility Water Revenue	3.000%	10/1/2041	415	354
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2042	9,040	9,064
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2047	4,365	4,222
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.600%	3/1/2048	1,000	1,070
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.650%	3/1/2054	2,175	2,299
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2042	4,565	4,336
[2]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/2053	2,950	3,115
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2026	1,560	1,566
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2026	4,915	4,933
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	2,465	2,474
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	10,315	10,834
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	230	230
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	75	75
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	5,370	5,927
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	4,105	4,659
[2]	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/2034	175	171
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	5,000	5,709
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2035	2,815	2,907
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2035	130	142
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/2036	5,000	4,114
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/2036	1,115	1,087
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2036	1,695	1,696
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	1,125	1,125
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	1,185	1,185
40

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	575	581
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2038	3,000	3,372
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	4,915	4,951
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2040	2,255	2,255
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2041	3,340	3,270
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2042	3,445	3,505
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	11,360	11,801
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2049	11,460	11,704
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2054	2,000	2,077
[1]	Central Florida Expressway Authority Highway Revenue, ETM	5.000%	7/1/2031	740	819
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	2,015	2,019
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	1,690	1,696
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	1,250	1,255
[1]	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2031	3,150	3,487
[1]	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2031	440	487
	Delray Beach FL Water & Sewer Water Revenue	5.250%	10/1/2055	4,000	4,221
[1]	Duval County Public Schools COP	5.000%	7/1/2026	985	989
[1]	Duval County Public Schools COP	5.000%	7/1/2027	1,465	1,505
[1]	Duval County Public Schools COP	5.000%	7/1/2028	1,370	1,438
[1]	Duval County Public Schools COP	5.000%	7/1/2030	3,590	3,913
[1]	Duval County Public Schools COP	5.000%	7/1/2032	3,230	3,486
[1]	Duval County Public Schools COP	5.000%	7/1/2033	6,115	6,571
[1]	Duval County Public Schools COP	5.000%	7/1/2034	1,260	1,349
[1]	Duval County Public Schools COP	5.000%	7/1/2035	3,450	3,689
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2049	750	775
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	1,015	1,037
	Florida Department of Management Services COP	5.000%	11/1/2027	1,515	1,569
	Florida Department of Management Services COP	5.000%	11/1/2028	130	138
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/2036	2,700	2,173
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2038	3,085	2,820
	Florida Department of Transportation Turnpike System Highway Revenue	4.250%	7/1/2049	8,550	8,305
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2051	4,055	3,745
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2052	14,485	13,312
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2052	8,755	9,034
	Florida Department of Transportation Turnpike System Highway Revenue	4.250%	7/1/2055	11,450	10,875
	Florida GO	5.000%	6/1/2026	2,960	2,966
	Florida GO	5.000%	6/1/2026	1,885	1,889
	Florida GO	4.000%	7/1/2030	730	751
	Florida GO	5.000%	6/1/2033	16,180	18,338
	Florida GO	4.125%	7/1/2053	6,000	5,698
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2050	12,845	11,147
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	12,420	9,209
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	4,590	4,622
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	3,810	3,838
	Florida Keys Aqueduct Authority Water Revenue	3.750%	9/1/2037	500	500
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/2041	2,750	2,753
	Florida Lottery Revenue	5.000%	7/1/2026	1,775	1,781
	Florida Lottery Revenue	5.000%	7/1/2027	2,665	2,741
	Florida Lottery Revenue	5.000%	7/1/2028	2,275	2,389
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2027	5,295	5,341
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	1,815	1,832
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/2030	1,330	1,350
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2030	5,010	5,480
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2031	4,220	4,681
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2035	2,080	2,316
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2028	1,610	1,699
[2,7]	Florida State Board of Governors Florida International University Dormitory Revenue Local or Guaranteed Housing Revenue	4.500%	7/1/2056	3,000	2,897
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/2043	1,475	1,445
	Fort Lauderdale FL Water & Sewer Water Revenue	3.500%	9/1/2048	165	141
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2048	5	5
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	15	16
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/2048	5,560	6,076
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2044	8,120	8,125
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/2052	2,960	2,640
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2036	2,980	3,056
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	1,000	1,024
	Gainesville FL Utilities System Electric Power & Light Revenue	4.000%	10/1/2039	2,575	2,538
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2047	125	128
41

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gainesville FL Utilities System Multiple Utility Revenue, Prere.	5.000%	10/1/2029	20	21
	Hillsborough County Aviation Authority Customer Facility Charge Port, Airport & Marina Revenue	5.000%	10/1/2044	5,330	5,333
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	1,740	1,790
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2048	3,605	3,656
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2052	3,000	2,756
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2046	4,305	3,331
	Hillsborough County FL Utility Water Revenue	2.500%	8/1/2051	90	58
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	375	376
	Hillsborough County School Board COP	5.000%	7/1/2029	5	5
	Jacksonville FL General Fund Revenue	5.250%	10/1/2048	10	11
	Jacksonville FL General Fund Revenue	5.250%	10/1/2054	3,525	3,715
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2031	345	348
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2026	2,100	2,119
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	295	304
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	3,015	3,249
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	1,070	1,101
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	460	472
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	1,005	1,133
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2033	1,355	1,390
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2033	4,340	4,948
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2034	1,485	1,696
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2036	1,815	2,053
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2037	2,125	2,394
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	2,200	2,206
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2029	1,065	1,097
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	4,745	4,668
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2049	305	325
	JEA Water & Sewer System Water Revenue	5.500%	10/1/2054	15	16
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2055	5,020	5,301
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.250%	10/1/2036	3,000	3,433
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2048	5,000	5,342
	Lee County School Board COP	5.000%	8/1/2028	8,890	9,350
	Lee County School Board COP	4.000%	8/1/2046	7,520	7,067
	Lee County School Board COP	4.000%	8/1/2048	3,585	3,289
	Lee County School Board COP	5.250%	8/1/2050	7,000	7,388
	Manatee County FL Appropriations Revenue	5.250%	10/1/2048	3,950	4,189
	Miami Beach FL GO	4.000%	5/1/2044	130	129
	Miami Beach FL GO	4.000%	5/1/2049	14,500	13,137
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	12,000	12,011
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2045	1,900	1,901
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2047	8,255	8,340
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.500%	1/1/2049	4,880	5,255
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2048	5,625	5,853
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	5,000	5,639
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	5,000	5,602
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2038	5,000	5,569
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2039	4,000	4,505
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2041	2,000	2,189
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2043	4,000	4,317
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2044	3,000	3,233
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2045	1,030	981
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	25	27
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	2,460	2,627
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	3,580	3,767
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	2,740	2,896
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2047	5,000	5,237
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2047	5	5
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2048	3,785	3,943
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2048	2,050	2,166
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2053	9,740	8,320
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2053	15,585	15,595
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	2,345	2,349
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	3,800	3,812
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	815	817
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2044	8,000	8,003
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2034	280	281
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	8,835	8,841
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2051	1,220	1,267
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	4,110	4,118
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2028	1,005	1,015
42

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	1,360	1,373
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2036	1,015	1,142
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2037	1,540	1,722
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/2055	3,225	3,360
	Miami-Dade County FL GO	5.000%	7/1/2037	25	25
	Miami-Dade County FL GO	3.750%	7/1/2042	5	5
	Miami-Dade County FL GO	4.000%	7/1/2042	325	325
	Miami-Dade County FL GO	5.000%	7/1/2048	2,200	2,249
[1]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/2034	2,060	2,312
[1]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/2039	100	112
[1]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/2049	1,975	646
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2034	1,360	1,028
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2034	2,830	2,853
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2035	7,410	7,563
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2035	1,785	1,797
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2039	20,000	11,870
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2039	50	50
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2040	2,475	1,392
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2048	9,165	9,470
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2054	13,915	14,267
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2038	1,920	1,921
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	1,105	1,135
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2045	5,290	5,153
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2045	6,045	6,354
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2046	1,380	1,441
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	6,795	7,047
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2048	5,000	4,585
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2048	15	15
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2049	5,930	5,376
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2050	200	180
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2026	2,790	2,816
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	1,715	1,771
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	1,705	1,762
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2028	1,740	1,797
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2030	5,000	5,462
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2032	3,885	4,359
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	2,980	3,006
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2036	25	23
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	9,595	9,666
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	8,960	9,016
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2038	9,350	9,400
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/2039	1,900	1,742
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	1,000	1,014
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	50	44
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2041	4,760	4,803
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2042	2,095	2,107
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	7,050	6,975
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2044	7,565	7,902
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	1,840	1,879
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	6,270	6,545
	Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/2047	2,245	1,831
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2047	135	125
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	8,255	7,679
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	4,040	3,733
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	24,365	22,094
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2049	115	120
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2051	2,150	1,945
	Miami-Dade County FL Water & Sewer System Water Revenue	5.250%	10/1/2054	4,100	4,290
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2055	8,070	8,326
	Miami-Dade County School Board COP	5.000%	2/1/2027	1,540	1,542
[7]	Miami-Dade County School Board COP	5.000%	2/1/2027	5,000	5,076
	Miami-Dade County School Board COP	5.000%	5/1/2027	2,500	2,555
	Miami-Dade County School Board COP	5.000%	2/1/2028	60	60
[7]	Miami-Dade County School Board COP	5.000%	2/1/2028	5,000	5,190
	Miami-Dade County School Board COP	5.000%	2/1/2029	10,105	10,116
[7]	Miami-Dade County School Board COP	5.000%	2/1/2029	3,455	3,649
	Miami-Dade County School Board COP	5.000%	2/1/2030	5,140	5,146
[7]	Miami-Dade County School Board COP	5.000%	2/1/2031	16,000	17,411
[7]	Miami-Dade County School Board COP	5.000%	2/1/2032	5,000	5,508
	Miami-Dade County School Board COP	3.250%	2/1/2033	2,450	2,451
43

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Miami-Dade County School Board COP	5.000%	2/1/2033	5,200	5,788
[2]	Miami-Dade County School Board GO	5.000%	3/15/2052	10,645	10,924
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2049	19,745	17,669
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/2050	120	88
[1]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/2040	270	250
[1]	Okaloosa County School Board COP	5.000%	10/1/2049	4,805	4,991
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2033	2,085	2,090
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2034	1,265	1,268
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	525	526
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	255	255
	Orange County School Board COP	5.000%	8/1/2032	6,685	7,494
	Orange County School Board COP, Prere.	5.000%	8/1/2026	5,040	5,069
	Orange County School Board COP, Prere.	5.000%	8/1/2026	2,055	2,067
	Orlando FL General Fund Revenue	5.000%	10/1/2051	2,975	3,101
	Orlando FL General Fund Revenue	5.250%	10/1/2055	8,435	8,898
	Orlando FL Miscellaneous Revenue	5.000%	10/1/2048	695	708
[1]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2050	21,150	22,420
[1]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2055	15,025	15,878
	Orlando FL Reclamation System Water Revenue	5.000%	10/1/2054	5	5
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	5,200	5,821
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/2046	50	34
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	8,495	7,966
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2048	11,100	11,611
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/2031	590	683
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2034	465	328
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2036	1,350	871
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2036	1,095	1,126
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2037	970	589
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2038	620	362
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2039	375	208
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2043	1,205	522
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2044	2,315	936
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2044	2,945	2,984
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2045	1,535	579
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2046	2,600	916
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2047	4,000	1,307
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2048	2,750	842
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2049	4,360	1,269
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2049	2,800	2,805
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2050	2,000	538
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2052	3,115	741
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2054	2,800	593
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	8,800	7,515
	Palm Beach County School District COP	5.000%	8/1/2026	1,250	1,256
	Palm Beach County School District COP	5.000%	8/1/2029	5,000	5,361
	Palm Beach County School District COP	5.000%	8/1/2030	5,000	5,454
	Palm Beach County School District COP	5.000%	8/1/2034	5,655	6,078
	Palm Beach County School District COP	5.000%	8/1/2040	3,030	3,304
	Palm Coast FL Utility Water Revenue	5.000%	10/1/2051	5,000	5,191
	Palm Coast FL Utility Water Revenue	5.000%	10/1/2056	6,000	6,171
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/2044	4,255	4,145
	Pasco County School Board COP	5.000%	8/1/2032	1,000	1,107
	Peace River Manasota Regional Water Supply Authority Water Revenue	5.500%	10/1/2055	11,000	11,836
[2]	Port St. Lucie FL Special Assessment Revenue	3.000%	7/1/2041	200	166
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	355	298
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2055	155	164
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/2047	5,500	5,839
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/2052	3,000	3,138
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/2052	7,575	7,840
[1]	St. Johns County School Board COP	5.500%	7/1/2049	2,000	2,135
	St. Lucie County FL Miscellaneous Revenue	5.000%	10/1/2034	1,140	1,171
[1]	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/2048	9,030	9,293
[1]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/2053	7,500	7,745
	St. Petersburg FL Public Utility Water Revenue	4.500%	10/1/2055	5,775	5,781
	Tampa Bay Water Revenue	5.000%	10/1/2046	10	11
	Tampa Bay Water Revenue	5.250%	10/1/2047	11,500	12,248
	Tampa Bay Water Revenue	5.000%	10/1/2052	2,115	2,195
	Tampa FL Appropriations Revenue	2.000%	10/1/2041	1,375	1,009
	Tampa FL Appropriations Revenue	2.250%	10/1/2051	23,560	14,483
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	4,000	1,563
44

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2027	635	640
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2046	3,370	3,505
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2047	3,400	3,574
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2052	5,680	5,895
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	2,000	2,050
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2042	17,705	17,627
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2047	8,785	8,853
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2048	30	30
[2]	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	3.000%	7/1/2051	20	14
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/2049	3,440	3,504
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2046	4,020	4,173
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2052	7,500	7,633
					1,294,741
Georgia (1.4%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2044	50	50
	Atlanta GA Airport Customer Facility Charge Port, Airport & Marina Revenue	5.500%	7/1/2050	3,160	3,398
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2035	3,035	3,217
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2037	15,000	15,804
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2038	2,260	2,376
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,047
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	13,910	13,962
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	270	277
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	1,265	1,331
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	2,550	2,791
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2048	7,710	8,019
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/2052	8,000	7,409
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2054	5,990	6,172
	Atlanta GA GO	5.000%	12/1/2041	1,020	1,119
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2026	795	797
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2027	520	523
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/2027	140	144
[4]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/2027	735	756
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2029	330	332
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2030	5,005	5,506
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/2030	2,060	2,331
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	45	45
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	5,015	5,596
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2032	1,395	1,402
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2032	3,250	3,675
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2040	10,575	10,590
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2041	1,415	1,563
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/2043	140	128
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	285	295
[1]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	750	687
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	3,330	3,616
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2053	3,000	3,231
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2039	1,295	1,415
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2040	5	5
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2041	475	516
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2048	10	11
	Forsyth County School District GO	5.000%	2/1/2029	5,065	5,405
	Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/2034	23,100	26,486
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2043	585	435
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/2044	290	214
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/2045	45	37
	Georgia GO	5.000%	7/1/2026	55	55
	Georgia GO	5.000%	7/1/2026	100	100
	Georgia GO	5.000%	12/1/2026	360	365
	Georgia GO	3.000%	1/1/2027	10	10
	Georgia GO	4.000%	1/1/2027	75	76
	Georgia GO	5.000%	1/1/2027	290	295
	Georgia GO	5.000%	2/1/2027	5,065	5,097
	Georgia GO	5.000%	2/1/2027	2,825	2,838
	Georgia GO	4.000%	7/1/2027	11,000	11,189
	Georgia GO	5.000%	7/1/2027	2,145	2,206
	Georgia GO	5.000%	7/1/2027	6,415	6,598
	Georgia GO	5.000%	7/1/2027	730	741
	Georgia GO	5.000%	1/1/2028	2,000	2,032
45

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	2/1/2028	160	161
	Georgia GO	5.000%	2/1/2028	5,285	5,380
	Georgia GO	4.000%	7/1/2028	495	511
	Georgia GO	5.000%	7/1/2028	1,770	1,865
	Georgia GO	5.000%	7/1/2028	435	458
	Georgia GO	4.000%	1/1/2029	2,415	2,439
	Georgia GO	3.000%	2/1/2029	635	635
	Georgia GO	5.000%	2/1/2029	470	473
	Georgia GO	5.000%	2/1/2029	2,375	2,421
	Georgia GO	5.000%	7/1/2029	1,935	2,039
	Georgia GO	3.000%	2/1/2030	505	505
	Georgia GO	5.000%	2/1/2030	10,030	10,093
	Georgia GO	5.000%	2/1/2030	570	581
	Georgia GO	5.000%	7/1/2030	2,065	2,126
	Georgia GO	5.000%	7/1/2030	295	324
	Georgia GO	5.000%	7/1/2030	600	632
	Georgia GO	5.000%	8/1/2030	1,295	1,423
	Georgia GO	5.000%	2/1/2031	5,185	5,283
	Georgia GO	5.000%	7/1/2031	3,140	3,372
	Georgia GO	5.000%	7/1/2031	4,800	5,355
	Georgia GO	5.000%	7/1/2031	150	158
	Georgia GO	5.000%	7/1/2031	340	379
	Georgia GO	5.000%	7/1/2032	2,735	3,033
	Georgia GO	5.000%	7/1/2032	2,795	3,164
	Georgia GO	3.000%	7/1/2033	175	173
	Georgia GO	5.000%	7/1/2033	3,235	3,574
	Georgia GO	5.000%	7/1/2033	2,295	2,579
	Georgia GO	5.000%	8/1/2033	9,455	10,321
	Georgia GO	3.000%	2/1/2034	430	423
	Georgia GO	3.000%	2/1/2034	11,250	11,064
	Georgia GO	5.000%	7/1/2034	380	425
	Georgia GO	4.000%	8/1/2034	1,150	1,193
	Georgia GO	4.000%	7/1/2035	9,095	9,262
	Georgia GO	4.000%	8/1/2035	610	630
	Georgia GO	4.000%	2/1/2036	5,000	5,030
	Georgia GO	4.000%	7/1/2036	1,655	1,682
	Georgia GO	5.000%	7/1/2036	1,855	2,055
	Georgia GO	3.000%	2/1/2037	25	24
	Georgia GO	3.250%	7/1/2037	490	479
[4]	Georgia Local Government COP	4.750%	6/1/2028	83	85
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2029	565	586
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2060	2,435	2,418
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2060	2,395	2,374
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2060	600	600
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	500	519
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/2044	2,745	2,660
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2048	5,850	5,856
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2049	6,590	6,597
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2052	6,155	6,259
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2055	2,500	2,555
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2056	1,000	1,000
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/2059	7,500	6,434
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2059	3,790	3,763
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2059	5,230	5,210
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2063	4,885	4,825
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/2063	9,485	8,879
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2063	10,405	10,653
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2064	4,595	4,664
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	3,780	3,869
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	4,110	4,125
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2029	1,000	1,004
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2034	295	324
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2036	7,335	8,180
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.250%	1/1/2049	6,750	7,002
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2051	45	40
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,300	1,397
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/2043	140	152
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/2046	4,565	3,573
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	580	603
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/2051	4,850	3,269
46

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	6,090	5,689
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2052	13,160	12,211
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2026	1,290	1,293
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2027	370	380
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2028	1,570	1,647
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	13,025	13,953
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2030	3,950	4,310
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2032	515	559
Gwinnett County School District GO	5.000%	8/1/2026	15,215	15,304
Gwinnett County School District GO	5.000%	2/1/2029	11,445	12,204
Gwinnett County School District GO	5.000%	2/1/2030	5,135	5,586
Gwinnett County School District GO	5.000%	2/1/2033	8,000	9,109
Gwinnett County School District GO	5.000%	2/1/2034	8,820	10,155
Gwinnett County School District GO	5.000%	2/1/2036	2,990	3,493
Gwinnett County School District GO	5.000%	2/1/2038	170	178
Gwinnett County School District GO	5.000%	2/1/2040	50	52
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/2043	1,000	697
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/2044	1,000	674
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/2045	1,000	651
Jefferson Public Building Authority Intergovernmental Agreement Revenue	4.500%	2/1/2055	4,445	4,367
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2027	5,000	5,142
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2037	1,305	1,248
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2037	1,430	1,606
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/2038	235	230
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2039	3,845	3,589
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2047	500	378
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/2050	10	11
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	1,330	1,335
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	100	100
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	1,200	1,204
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	640	642
Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/2048	120	90
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	1,395	1,500
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	2,640	2,838
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	12,785	13,746
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2030	13,905	15,201
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	10,000	11,240
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	19,045	21,642
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	5,820	6,614
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2036	4,500	5,180
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2038	815	819
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2041	5,000	5,686
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	4,810	5,433
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2043	2,265	2,541
Private Colleges & Universities Authority College & University Revenue	3.000%	10/1/2043	100	83
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2043	14,065	14,072
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2045	5,000	5,512
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2046	2,330	2,334
Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2044	2,910	2,727
Richmond County Board of Education GO	5.000%	10/1/2030	7,310	8,012
Richmond County Board of Education GO	5.000%	10/1/2031	4,260	4,739
Richmond County Board of Education GO	5.000%	10/1/2032	9,000	10,121
Rockdale County Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	1/1/2049	3,000	3,135
Rockdale County Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	1/1/2054	170	176
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/2026	475	475
				647,427
Hawaii (0.3%)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2034	75	81
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2038	2,075	2,102
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2049	1,550	1,631
Hawaii GO	5.000%	8/1/2026	1,420	1,423
Hawaii GO	5.000%	10/1/2026	2,210	2,218
Hawaii GO	5.000%	4/1/2027	1,315	1,318
Hawaii GO	5.000%	5/1/2027	645	661
Hawaii GO	5.000%	8/1/2027	4,200	4,208
Hawaii GO	5.000%	10/1/2027	2,365	2,388
Hawaii GO	5.000%	10/1/2027	330	333
Hawaii GO	5.000%	1/1/2028	935	973
47

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO	4.000%	4/1/2028	585	586
	Hawaii GO	5.000%	8/1/2028	70	70
	Hawaii GO	5.000%	10/1/2028	270	273
	Hawaii GO	5.000%	10/1/2028	360	364
	Hawaii GO	5.000%	1/1/2029	770	801
	Hawaii GO	5.000%	8/1/2029	900	902
	Hawaii GO	5.000%	10/1/2029	145	146
	Hawaii GO	5.000%	1/1/2030	1,670	1,737
	Hawaii GO	5.000%	8/1/2030	3,375	3,381
	Hawaii GO	5.000%	10/1/2030	3,435	3,544
	Hawaii GO	4.000%	4/1/2031	1,200	1,201
	Hawaii GO	4.000%	5/1/2031	7,965	8,063
	Hawaii GO	4.000%	10/1/2031	1,700	1,706
	Hawaii GO	5.000%	10/1/2031	2,200	2,267
	Hawaii GO	5.000%	1/1/2032	375	398
	Hawaii GO	3.000%	4/1/2032	1,285	1,260
	Hawaii GO	4.000%	8/1/2032	8,190	8,197
	Hawaii GO	3.000%	4/1/2033	10,000	9,859
	Hawaii GO	4.000%	1/1/2034	2,675	2,706
	Hawaii GO	5.000%	5/1/2034	1,070	1,090
	Hawaii GO	4.000%	10/1/2034	2,510	2,511
	Hawaii GO	4.000%	10/1/2034	8,830	8,854
	Hawaii GO	3.250%	1/1/2035	365	360
	Hawaii GO	3.000%	4/1/2035	275	267
	Hawaii GO	5.000%	1/1/2036	230	237
	Hawaii GO	3.000%	4/1/2036	295	281
	Hawaii GO	4.000%	5/1/2036	60	60
	Hawaii GO	4.000%	10/1/2036	15	15
	Hawaii GO	5.000%	1/1/2038	3,265	3,359
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	1,695	1,729
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2027	1,060	1,094
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	11,380	11,889
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	745	778
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2028	1,655	1,750
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	5,235	5,698
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	635	691
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2030	6,830	7,198
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	2,285	2,480
	Honolulu HI City & County GO	3.000%	8/1/2041	945	838
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2031	435	436
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2032	3,500	3,939
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2033	625	626
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2036	3,145	3,603
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	4,085	4,650
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2038	1,190	1,196
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2038	5,485	6,206
	Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/2041	25	22
	Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/2046	20	16
	Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/2047	75	73
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2049	5	5
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2053	2,650	2,791
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2055	1,250	1,329
					140,868
Idaho (0.1%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/2029	385	412
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2026	3,555	3,571
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/2047	10,390	10,858
	Idaho Housing & Finance Association Sales Tax Revenue	5.250%	8/15/2048	5,545	5,888
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2026	6,000	6,011
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2029	1,575	1,691
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	4,000	4,370
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	5,130	5,773
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/2027	1,085	1,104
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2055	5,000	5,326
					45,004
Illinois (5.6%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	200	203
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2034	2,100	2,129
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2035	850	861
48

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	10,700	10,867
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2045	3,260	3,241
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.000%	4/1/2046	28,045	28,357
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	10,755	11,283
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2035	2,000	2,014
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2042	2,000	2,004
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2046	1,000	977
[1]	Chicago Board of Education GO	5.000%	12/1/2029	2,000	2,086
	Chicago Board of Education GO	5.000%	12/1/2030	5,000	5,048
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	1,855	1,914
	Chicago IL GO	5.000%	1/1/2027	750	756
	Chicago IL GO	5.000%	1/1/2028	755	770
	Chicago IL GO	0.000%	1/1/2029	445	405
	Chicago IL GO	5.000%	1/1/2030	3,750	3,882
	Chicago IL GO	5.000%	1/1/2031	270	276
	Chicago IL GO	5.000%	1/1/2031	4,750	4,936
	Chicago IL GO	5.000%	1/1/2032	3,275	3,392
	Chicago IL GO	5.000%	1/1/2033	13,320	13,751
[4]	Chicago IL GO	0.000%	1/1/2034	10,425	7,704
	Chicago IL GO	5.000%	1/1/2034	10,265	10,564
	Chicago IL GO	5.000%	1/1/2034	1,140	1,180
	Chicago IL GO	5.000%	1/1/2034	7,205	7,530
	Chicago IL GO	4.000%	1/1/2035	9,000	8,700
	Chicago IL GO	4.000%	1/1/2035	1,000	967
	Chicago IL GO	5.000%	1/1/2035	1,085	1,118
	Chicago IL GO	5.500%	1/1/2035	3,540	3,639
	Chicago IL GO	4.000%	1/1/2036	1,145	1,094
	Chicago IL GO	4.000%	1/1/2037	4,050	3,822
	Chicago IL GO	5.000%	1/1/2038	790	790
	Chicago IL GO	5.250%	1/1/2038	4,250	4,384
	Chicago IL GO	5.000%	1/1/2039	6,400	6,422
	Chicago IL GO	5.500%	1/1/2039	3,825	3,981
	Chicago IL GO	5.000%	1/1/2040	5,750	5,758
	Chicago IL GO	5.500%	1/1/2040	6,250	6,483
	Chicago IL GO	5.500%	1/1/2040	4,000	4,213
	Chicago IL GO	5.500%	1/1/2041	1,000	1,021
	Chicago IL GO	5.000%	1/1/2043	4,600	4,556
	Chicago IL GO	5.500%	1/1/2043	1,200	1,220
	Chicago IL GO	5.000%	1/1/2044	17,790	17,379
	Chicago IL GO	5.000%	1/1/2044	10,230	9,994
	Chicago IL GO	5.000%	1/1/2045	5,210	5,021
	Chicago IL GO	5.250%	1/1/2045	8,220	8,182
[2]	Chicago IL GO	6.000%	1/1/2046	2,000	2,191
	Chicago IL GO	5.500%	1/1/2049	21,505	21,536
	Chicago IL GO	6.000%	1/1/2050	5,000	5,214
[4]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2028	580	549
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2030	1,030	1,105
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2033	2,000	2,227
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2034	3,815	4,285
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2042	2,750	2,776
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2047	2,000	2,006
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2048	325	340
[1]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/2052	150	132
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2053	5,095	5,273
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2058	11,000	11,340
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/2062	5,000	5,230
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	2,385	2,411
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	860	869
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	360	364
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	2,830	3,139
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	200	217
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	1,000	1,023
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	5,155	5,660
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2039	6,220	6,681
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/2040	2,275	2,286
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2048	105	110
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	3,245	3,350
[1]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	11,675	12,195
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	5,330	5,946
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	5,295	5,885
49

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2050	4,020	4,142
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2055	6,285	6,426
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	8,840	8,973
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	7,795	8,085
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2028	580	590
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	6,845	7,262
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	12,280	13,247
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	9,750	10,677
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	12,750	14,154
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	5,135	5,767
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	265	282
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	3,000	3,402
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	5,575	5,656
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	1,080	1,148
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	13,750	13,881
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	285	298
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	950	961
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	545	568
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	1,990	2,072
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	16,180	15,483
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2047	475	454
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	7,470	7,505
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	100	105
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	520	526
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	3,035	3,130
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	250	261
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2052	10,130	10,154
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2053	3,570	3,121
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2053	11,785	11,879
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2053	20,655	21,492
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/2056	7,000	6,643
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	10,000	10,213
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	500	522
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2059	10,030	10,577
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2061	12,500	12,946
[2]	Chicago Park District GO	4.000%	1/1/2041	1,000	981
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	5,925	6,180
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2041	2,840	3,079
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2041	1,105	1,210
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2042	955	1,044
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	6,740	7,245
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	960	1,043
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	19,735	20,247
[2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	655	678
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2049	810	713
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	21,010	21,493
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2050	5,710	4,902
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2051	590	591
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/2051	3,965	4,160
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2052	15,910	16,149
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	13,500	11,256
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2055	1,395	1,402
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2056	7,995	8,462
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2057	6,000	6,054
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2059	2,500	2,539
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2059	2,730	2,889
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2047	3,445	3,467
	Cook County IL GO	4.000%	11/15/2026	5,705	5,741
[1]	Cook County IL GO	5.000%	11/15/2026	2,215	2,243
	Cook County IL GO	5.000%	11/15/2026	3,480	3,520
	Cook County IL GO	4.000%	11/15/2027	4,635	4,723
	Cook County IL GO	5.000%	11/15/2028	4,600	4,854
	Cook County IL GO	5.000%	11/15/2029	1,220	1,311
	Cook County IL GO	5.000%	11/15/2030	1,130	1,143
	Cook County IL GO	5.000%	11/15/2031	735	743
	Cook County IL GO	5.000%	11/15/2031	4,885	5,292
	Cook County IL GO	5.000%	11/15/2032	5,920	6,390
	Cook County IL GO	5.000%	11/15/2033	4,055	4,362
	Cook County IL Sales Tax Revenue	4.000%	11/15/2039	8,575	8,470
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	9,905	9,754
50

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	3,250	3,180
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	4,250	4,513
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	6,840	7,218
	Cook County IL Sales Tax Revenue	5.000%	11/15/2049	6,000	6,148
	Evanston IL GO	3.500%	12/1/2038	645	639
[2]	Evanston IL GO	3.500%	12/1/2039	755	747
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	8,565	9,129
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2034	5,295	5,332
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2035	4,250	4,261
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2036	1,155	1,151
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2037	9,450	9,333
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2040	4,000	3,841
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2041	2,730	2,604
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2043	3,515	3,304
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2044	3,465	3,246
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	5,365	5,794
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	5,525	6,054
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	14,915	16,551
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	13,630	15,430
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2035	7,685	8,662
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2035	2,375	2,706
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2035	545	622
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	5,000	5,599
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2037	1,350	1,550
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2038	3,000	3,372
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	9,380	9,379
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2038	1,310	1,506
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2039	2,285	2,555
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2040	1,000	978
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2048	2,040	2,144
	Illinois Finance Authority College & University Revenue	4.000%	4/1/2050	4,200	3,735
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2054	5,085	5,285
[8]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/1/2026	2,435	2,435
	Illinois Finance Authority Water Revenue	5.000%	7/1/2034	1,400	1,517
	Illinois Finance Authority Water Revenue	5.000%	7/1/2036	1,820	1,957
	Illinois Finance Authority Water Revenue	4.000%	7/1/2037	2,210	2,243
	Illinois Finance Authority Water Revenue	5.000%	7/1/2039	13,510	15,163
	Illinois Finance Authority Water Revenue	5.000%	7/1/2040	11,125	12,410
	Illinois Finance Authority Water Revenue	5.000%	7/1/2041	5,090	5,649
	Illinois Finance Authority Water Revenue	5.000%	7/1/2042	3,500	3,858
	Illinois Finance Authority Water Revenue	5.000%	7/1/2043	3,000	3,277
	Illinois GO	5.000%	5/1/2026	5,000	5,000
	Illinois GO	5.000%	7/1/2026	1,130	1,134
	Illinois GO	5.000%	9/1/2026	28,110	28,309
	Illinois GO	5.000%	10/1/2026	535	540
	Illinois GO	5.000%	10/1/2026	1,105	1,115
	Illinois GO	3.250%	11/1/2026	2,360	2,365
	Illinois GO	5.000%	11/1/2026	1,490	1,506
	Illinois GO	5.000%	11/1/2026	16,880	17,059
	Illinois GO	5.000%	1/1/2027	640	642
	Illinois GO	5.000%	2/1/2027	6,745	6,851
	Illinois GO	5.000%	2/1/2027	4,415	4,485
	Illinois GO	5.000%	3/1/2027	5,000	5,089
	Illinois GO	5.000%	3/1/2027	6,125	6,233
	Illinois GO	5.000%	3/1/2027	1,510	1,537
	Illinois GO	5.000%	7/1/2027	1,050	1,075
	Illinois GO	5.000%	11/1/2027	31,185	32,160
	Illinois GO	5.000%	12/1/2027	945	976
	Illinois GO	5.000%	2/1/2028	4,585	4,658
	Illinois GO	5.000%	2/1/2028	3,335	3,456
	Illinois GO	5.000%	5/1/2028	1,225	1,275
	Illinois GO	5.000%	7/1/2028	1,550	1,619
	Illinois GO	5.250%	9/1/2028	5,000	5,272
	Illinois GO	5.000%	10/1/2028	15,425	16,184
	Illinois GO	5.000%	11/1/2028	12,130	12,505
	Illinois GO	5.000%	12/1/2028	1,800	1,894
	Illinois GO	5.000%	12/1/2028	9,630	9,943
	Illinois GO	5.000%	2/1/2029	2,300	2,336
	Illinois GO	5.000%	2/1/2029	2,385	2,518
	Illinois GO	5.000%	3/1/2029	3,810	4,027
51

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	5/1/2029	1,000	1,060
	Illinois GO	5.000%	5/1/2029	3,500	3,711
	Illinois GO	5.000%	7/1/2029	1,620	1,722
	Illinois GO	5.000%	10/1/2029	7,600	7,961
	Illinois GO	5.000%	11/1/2029	34,875	35,942
[1]	Illinois GO	4.000%	2/1/2030	7,600	7,651
	Illinois GO	5.000%	2/1/2030	1,725	1,851
	Illinois GO	5.000%	3/1/2030	2,035	2,186
	Illinois GO	5.000%	3/1/2030	720	773
	Illinois GO	5.000%	5/1/2030	1,115	1,201
	Illinois GO	5.500%	5/1/2030	15,420	16,361
	Illinois GO	5.000%	7/1/2030	1,290	1,391
	Illinois GO	5.000%	10/1/2030	4,860	5,082
	Illinois GO	5.250%	12/1/2030	2,280	2,360
	Illinois GO	5.000%	2/1/2031	2,500	2,716
	Illinois GO	5.000%	3/1/2031	335	364
	Illinois GO	5.000%	3/1/2031	650	707
	Illinois GO	5.000%	5/1/2031	1,105	1,204
	Illinois GO	5.000%	5/1/2031	2,000	2,179
	Illinois GO	5.000%	7/1/2031	2,820	3,078
	Illinois GO	5.250%	9/1/2031	5,000	5,541
	Illinois GO	5.000%	10/1/2031	9,070	9,778
	Illinois GO	5.000%	2/1/2032	2,475	2,716
	Illinois GO	5.000%	3/1/2032	670	726
	Illinois GO	5.000%	3/1/2032	215	236
	Illinois GO	5.000%	5/1/2032	1,100	1,211
	Illinois GO	5.000%	5/1/2032	3,800	4,182
	Illinois GO	4.000%	10/1/2032	7,625	7,758
	Illinois GO	5.000%	12/1/2032	2,725	2,975
	Illinois GO	5.000%	2/1/2033	2,630	2,916
	Illinois GO	5.000%	3/1/2033	6,240	6,736
	Illinois GO	5.000%	3/1/2033	30	33
	Illinois GO	5.000%	3/1/2033	1,175	1,286
	Illinois GO	5.000%	5/1/2033	9,470	10,383
	Illinois GO	5.000%	7/1/2033	2,005	2,196
	Illinois GO	4.000%	10/1/2033	2,990	3,028
	Illinois GO	4.000%	12/1/2033	15,750	15,822
	Illinois GO	5.000%	3/1/2034	2,130	2,290
	Illinois GO	5.000%	3/1/2034	5,080	5,534
	Illinois GO	5.000%	5/1/2034	3,680	4,014
	Illinois GO	5.000%	7/1/2034	5,135	5,607
	Illinois GO	4.000%	10/1/2034	1,160	1,170
	Illinois GO	5.000%	2/1/2035	25,500	28,405
	Illinois GO	5.000%	3/1/2035	4,560	4,880
	Illinois GO	5.000%	5/1/2035	6,345	6,880
	Illinois GO	5.000%	7/1/2035	5,000	5,426
	Illinois GO	4.000%	10/1/2035	3,000	3,012
	Illinois GO	5.000%	12/1/2035	1,545	1,581
	Illinois GO	5.000%	2/1/2036	13,365	14,769
	Illinois GO	5.000%	3/1/2036	6,425	6,838
	Illinois GO	5.000%	5/1/2036	1,000	1,078
	Illinois GO	5.000%	5/1/2036	8,090	8,901
	Illinois GO	5.000%	9/1/2036	4,980	5,482
	Illinois GO	4.125%	10/1/2036	2,085	2,095
	Illinois GO	5.000%	10/1/2036	110	120
	Illinois GO	5.000%	12/1/2036	5,500	5,618
	Illinois GO	5.000%	2/1/2037	5,125	5,621
	Illinois GO	5.000%	3/1/2037	9,070	9,611
	Illinois GO	5.000%	4/1/2037	6,300	7,002
	Illinois GO	5.000%	5/1/2037	7,785	8,343
	Illinois GO	5.000%	5/1/2037	3,635	3,970
	Illinois GO	4.000%	7/1/2037	2,000	1,981
	Illinois GO	5.000%	9/1/2037	2,500	2,732
	Illinois GO	4.250%	12/1/2037	4,190	4,197
	Illinois GO	5.000%	12/1/2037	20	22
	Illinois GO	5.000%	2/1/2038	4,255	4,635
	Illinois GO	4.000%	3/1/2038	3,000	2,953
	Illinois GO	5.250%	3/1/2038	1,070	1,154
	Illinois GO	5.000%	4/1/2038	6,000	6,618
	Illinois GO	5.250%	5/1/2038	5,365	5,793
52

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	4.000%	10/1/2038	1,000	979
	Illinois GO	5.000%	12/1/2038	2,000	2,036
	Illinois GO	5.000%	2/1/2039	2,500	2,707
	Illinois GO	4.000%	3/1/2039	2,100	2,047
	Illinois GO	5.000%	5/1/2039	2,000	2,042
	Illinois GO	5.000%	5/1/2039	3,775	4,073
	Illinois GO	5.250%	5/1/2039	2,485	2,671
	Illinois GO	5.500%	5/1/2039	8,495	9,019
	Illinois GO	5.000%	9/1/2039	10,000	10,795
	Illinois GO	5.000%	12/1/2039	4,000	4,288
	Illinois GO	4.000%	3/1/2040	7,310	7,066
	Illinois GO	5.000%	5/1/2040	5,760	6,181
	Illinois GO	5.250%	5/1/2040	1,595	1,707
	Illinois GO	5.000%	9/1/2040	10,015	10,752
	Illinois GO	4.000%	10/1/2040	10,975	10,548
	Illinois GO	3.000%	12/1/2040	4,550	3,804
	Illinois GO	4.250%	12/1/2040	2,660	2,623
	Illinois GO	5.000%	1/1/2041	2,145	2,146
	Illinois GO	4.000%	3/1/2041	3,275	3,128
	Illinois GO	5.000%	5/1/2041	1,820	1,941
	Illinois GO	5.250%	5/1/2041	2,930	3,120
	Illinois GO	4.000%	6/1/2041	85	81
	Illinois GO	4.000%	10/1/2041	1,495	1,426
	Illinois GO	4.500%	12/1/2041	7,100	7,108
	Illinois GO	5.500%	3/1/2042	1,000	1,073
	Illinois GO	5.250%	5/1/2042	2,590	2,745
	Illinois GO	5.250%	5/1/2042	10,000	10,770
	Illinois GO	5.000%	9/1/2042	10,000	10,607
	Illinois GO	4.000%	10/1/2042	3,065	2,906
	Illinois GO	5.000%	12/1/2042	890	938
	Illinois GO	5.250%	5/1/2043	1,250	1,319
	Illinois GO	5.250%	5/1/2043	5,085	5,444
	Illinois GO	5.000%	9/1/2043	1,175	1,237
	Illinois GO	5.125%	10/1/2043	4,500	4,719
	Illinois GO	5.000%	12/1/2043	5,000	5,235
	Illinois GO	5.250%	5/1/2044	2,355	2,502
	Illinois GO	5.000%	12/1/2044	20	21
	Illinois GO	5.250%	4/1/2045	6,615	7,046
	Illinois GO	5.250%	5/1/2045	3,085	3,252
	Illinois GO	5.750%	5/1/2045	9,745	10,281
	Illinois GO	4.250%	10/1/2045	3,965	3,794
	Illinois GO	5.500%	10/1/2045	4,500	4,756
	Illinois GO	5.000%	3/1/2046	23,530	23,998
	Illinois GO	5.250%	4/1/2046	9,270	9,786
	Illinois GO	4.250%	5/1/2046	2,455	2,327
	Illinois GO	5.250%	10/1/2046	5,000	5,177
	Illinois GO	5.500%	3/1/2047	17,485	18,248
	Illinois GO	5.250%	5/1/2047	2,850	2,952
	Illinois GO	5.500%	5/1/2047	6,780	7,073
	Illinois GO	5.250%	10/1/2047	1,495	1,539
	Illinois GO	5.000%	12/1/2047	4,050	4,113
	Illinois GO	4.500%	5/1/2048	1,885	1,815
	Illinois GO	5.250%	5/1/2048	2,065	2,130
	Illinois GO	5.250%	9/1/2048	8,280	8,533
	Illinois GO	5.250%	5/1/2049	1,500	1,541
	Illinois GO	5.500%	4/1/2051	13,625	14,247
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2030	3,690	3,981
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2031	5,000	5,478
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2033	5,000	5,614
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2035	5,000	5,706
	Illinois Sales Tax Revenue	5.000%	6/15/2026	3,030	3,036
	Illinois Sales Tax Revenue	5.000%	6/15/2033	660	731
	Illinois Sales Tax Revenue	5.000%	6/15/2036	1,005	1,106
	Illinois Sales Tax Revenue	5.000%	6/15/2037	5,085	5,613
	Illinois Sales Tax Revenue	5.000%	6/15/2040	5,030	5,471
	Illinois Sales Tax Revenue	5.000%	6/15/2042	10	11
	Illinois Sales Tax Revenue	5.000%	6/15/2043	5,555	5,897
	Illinois Sales Tax Revenue	5.000%	6/15/2043	5,650	6,034
	Illinois Sales Tax Revenue	5.000%	6/15/2045	5,005	5,246
	Illinois State Sales Tax Revenue	5.000%	6/15/2036	10,000	11,111
53

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	885	898
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	3,010	3,056
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	2,855	2,898
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,325	1,377
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	9,470	9,839
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,250	1,299
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	180	191
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	1,670	1,772
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	3,140	3,328
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	1,225	1,323
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	725	767
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	11,165	11,968
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	1,140	1,141
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	1,390	1,393
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2033	2,905	3,272
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2034	2,860	3,252
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2035	3,365	3,824
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	3,225	3,229
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	1,780	1,782
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	1,825	1,883
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	325	325
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	6,505	7,338
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	19,655	19,680
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	430	431
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	3,500	3,504
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	7,495	8,405
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	3,725	4,133
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	30,880	30,947
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	7,885	7,902
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	10,535	10,557
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	5,310	5,648
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	4,035	4,325
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	505	527
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	17,445	17,854
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	7,385	8,011
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	2,395	2,542
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	2,000	2,183
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2043	6,585	7,189
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	14,255	13,918
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	465	481
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	6,865	7,328
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	20,000	21,662
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	18,635	19,411
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	7,620	8,212
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	12,795	12,080
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	3,460	3,612
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	390	415
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2047	130	137
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.250%	1/1/2050	2,000	2,088
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	5,000	3,823
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2034	1,000	733
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2035	7,730	5,542
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2035	10,425	7,304
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2036	11,950	8,180
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	800	522
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2038	875	530
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2039	240	142
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2040	1,500	844
[1,4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	2,400	1,341
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2054	13,340	3,202
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2056	9,750	2,103
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2026	10,335	10,389
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	510	493
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	5,715	5,874
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2030	23,475	20,530
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2035	2,720	1,897
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2037	2,425	1,538
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2038	500	309
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2039	500	294
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2040	285	285
54

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	1,670	1,719
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	7,765	7,410
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2043	5,735	2,752
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	3,870	1,744
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2046	1,710	673
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	10,590	9,518
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	12,905	11,066
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	5,000	4,930
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2054	10,000	2,334
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	11,300	2,366
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	19,250	4,152
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2057	12,565	12,404
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2050	23,660	20,629
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2050	13,100	13,078
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2050	4,705	1,382
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	270	77
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2026	1,065	1,079
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	2,815	2,851
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	1,435	1,453
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2029	2,885	2,922
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	1,580	1,599
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	8,385	9,209
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	2,275	2,302
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	2,720	3,031
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2032	3,095	3,539
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2034	7,000	8,181
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2039	3,410	3,781
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2040	5,270	5,807
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2042	2,100	2,294
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2043	2,365	2,566
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2027	1,840	1,862
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2030	1,675	1,692
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	485	486
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2041	380	376
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2041	2,990	3,004
[5]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/2033	315	353
[4]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/2026	3,110	3,128
[4]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/2030	2,025	2,214
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2034	1,325	1,493
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	2,895	2,956
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2030	4,045	4,323
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2031	12,355	13,367
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2032	3,535	3,862
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2033	10,095	11,119
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	820	849
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	1,000	1,053
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	11,900	12,717
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	2,185	2,387
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	4,640	5,111
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	2,745	3,007
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	2,845	3,117
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	4,370	4,866
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	7,040	7,785
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	3,915	4,369
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	4,320	4,539
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	3,075	3,378
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2038	1,975	1,967
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	1,000	1,092
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2039	4,145	4,082
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	85	84
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	8,000	8,711
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	7,225	7,867
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2042	3,600	3,485
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2042	8,000	8,579
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	1,100	1,122
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/2043	605	622
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2044	765	782
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2045	5,340	5,581
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2046	5,000	5,178
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2048	14,495	12,866
55

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sangamon County Water Reclamation District GO	5.000%	1/1/2044	5,000	5,165
	Schaumburg IL GO	4.000%	12/1/2041	425	425
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2034	2,500	2,793
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2035	2,500	2,785
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2039	8,080	8,755
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2040	7,100	7,658
[1]	University of Illinois Board of Trustees College & University Revenue	4.125%	4/1/2048	5,000	4,624
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2031	390	331
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2033	300	232
					2,548,047
Indiana (0.6%)
	Allen County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2044	4,000	3,984
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2044	9,955	10,609
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/2030	1,135	1,174
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2030	700	723
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/2031	750	774
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2031	500	515
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2032	1,860	1,912
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2033	1,700	1,742
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2036	100	100
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2040	2,010	2,130
	Hamilton County Public Building Corp. Lease (Abatement) Revenue	4.000%	1/10/2050	5,000	4,471
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2029	7,500	7,966
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2030	2,705	2,927
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2032	5,020	5,517
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	3,580	3,954
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	10,000	11,105
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2034	3,060	3,172
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2035	3,505	3,845
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2036	10,000	10,211
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2027	10,675	10,815
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	1,425	1,441
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2029	3,050	3,266
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2037	5,305	5,552
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2038	170	177
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2039	250	261
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2053	2,500	2,395
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/2058	625	601
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/2064	2,070	2,050
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2034	2,560	2,809
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2036	895	918
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2037	10	11
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2040	1,550	1,335
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	6,245	6,270
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2042	70	68
	Indiana Finance Authority Water Revenue	5.000%	2/1/2027	455	458
	Indiana Finance Authority Water Revenue	5.000%	2/1/2044	6,880	7,510
	Indiana Finance Authority Water Revenue	5.000%	2/1/2051	8,000	8,437
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2030	1,670	1,737
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	745	747
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2036	295	296
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	7,670	7,686
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/2042	130	130
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	8,770	8,773
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	1,105	1,131
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	7,650	8,254
	Indiana University College & University Revenue	5.000%	6/1/2034	5,555	6,371
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2030	1,265	1,330
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2033	80	84
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2034	1,230	1,282
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2037	2,500	2,516
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2053	6,815	7,015
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2058	6,500	6,657
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.250%	3/1/2067	2,000	2,067
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/2044	55	54
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2044	6,975	7,196
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	3.840%	2/1/2054	2,000	1,762
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2039	5,250	5,805
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2040	3,250	3,562
56

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/2028	15	14
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/2035	4,100	4,444
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2038	3,665	3,711
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2039	3,515	3,538
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2041	5,265	5,229
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	8,000	8,309
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/2040	5,160	5,302
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/2047	14,500	13,522
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2040	700	599
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2041	2,000	1,689
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	2,060	2,173
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	3,000	3,280
					257,470
Iowa (0.1%)
[2,7]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.250%	1/1/2051	5,000	5,220
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/2034	1,990	1,985
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	1,250	1,413
	Iowa Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/2034	19,325	22,207
	Iowa Finance Authority Water Revenue	5.000%	8/1/2027	920	948
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	2,070	2,133
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	1,095	1,128
	Iowa Finance Authority Water Revenue	5.000%	8/1/2030	1,380	1,420
	Iowa Finance Authority Water Revenue	5.000%	8/1/2034	6,980	7,938
	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	3,660	4,109
[7]	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	10,000	11,577
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2050	2,930	2,402
	Iowa Special Obligation Revenue	4.000%	6/1/2026	1,475	1,477
	Iowa Special Obligation Revenue	5.000%	6/1/2027	260	260
	Iowa Special Obligation Revenue	5.000%	6/1/2028	5,490	5,502
					69,719
Kansas (0.2%)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2042	2,890	3,071
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2047	2,750	2,847
[1]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/2052	12,565	11,213
	Johnson County Unified School District No. 512 Shawnee Mission GO	3.000%	10/1/2041	2,500	2,210
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	4,000	4,397
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	7,510	8,388
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2043	20	22
	Kansas Development Finance Authority College & University Revenue	2.000%	6/1/2037	1,620	1,291
	Kansas Development Finance Authority College & University Revenue	4.500%	9/1/2054	5,610	5,479
	Kansas Development Finance Authority College & University Revenue, Prere.	2.000%	6/1/2029	120	117
	Kansas Development Finance Authority Water Revenue	5.000%	5/1/2046	20	22
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2050	9,280	9,561
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/2026	1,270	1,276
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/2026	13,515	13,632
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/2026	1,150	1,161
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/2039	2,325	2,325
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/2044	1,450	1,450
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/2040	710	711
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/2045	1,500	1,501
					70,674
Kentucky (0.3%)
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/2026	4,010	4,037
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/2033	175	177
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/2036	260	261
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/2037	260	260
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/2048	5,690	5,097
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2048	2,000	2,007
[1]	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2055	245	250
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/2039	2,885	2,757
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2042	315	315
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	1,500	1,561
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2037	1,100	1,125
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	3.000%	9/1/2043	255	206
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/2039	2,455	2,786
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/2043	4,900	5,503
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2026	10,000	10,111
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	3,310	3,350
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/2029	750	767
57

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2029	1,970	2,124
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	9/1/2041	465	514
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2032	1,595	1,790
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2033	2,225	2,523
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2035	3,200	3,647
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2036	1,185	1,339
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2037	2,175	2,443
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2039	11,060	12,262
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	3,745	4,108
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2042	95	104
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2043	6,415	6,957
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	940	1,021
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2032	2,000	2,231
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2033	3,000	3,384
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2037	5,400	6,117
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2043	5,200	5,666
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2044	1,310	1,416
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2026	3,000	3,022
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2030	4,855	5,312
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2035	3,880	4,452
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2036	3,600	4,116
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2038	8,005	9,024
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2040	10	11
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2043	2,895	3,164
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2045	7,085	7,615
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/2027	1,385	1,390
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2036	10	11
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2037	5,430	6,107
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2038	65	73
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	1,110	899
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	4,995	3,897
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.250%	5/15/2046	585	497
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/2050	2,275	1,438
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2051	195	202
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2053	5,000	5,170
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	810	708
[1]	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2046	1,905	1,511
	University of Kentucky College & University Revenue	4.000%	4/1/2044	15	15
					156,850
Louisiana (0.4%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2040	2,520	2,531
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2045	2,865	2,803
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/2028	6,075	5,776
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/2042	10,115	9,902
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2042	7,600	7,734
[1]	Lafayette LA Utilities Electric Power & Light Revenue (Electric Projects)	5.000%	11/1/2046	25	27
[1]	Lafayette LA Utilities Electric Power & Light Revenue (Electric Projects)	5.000%	11/1/2049	18,100	18,975
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	4,130	4,504
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	5,000	5,717
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	7,560	8,712
	Louisiana GO	5.000%	8/1/2026	705	709
	Louisiana GO	5.000%	8/1/2028	8,370	8,417
	Louisiana GO	5.000%	2/1/2029	2,000	2,130
	Louisiana GO	5.000%	9/1/2030	6,335	6,947
	Louisiana GO	5.000%	9/1/2031	5,180	5,766
	Louisiana GO	5.000%	2/1/2033	2,060	2,332
	Louisiana GO	5.000%	6/1/2044	110	120
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	1,025	1,052
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	1,015	1,041
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2030	1,110	1,137
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	1,690	1,729
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2032	2,135	2,179
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	14,790	15,083
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2035	7,935	8,073
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2036	2,975	3,023
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2037	2,990	3,034
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2046	600	605
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/2050	3,285	2,883
[1]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2055	2,000	2,076
58

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Louisiana Public Facilities Authority College & University Revenue	4.750%	7/1/2065	4,000	3,977
[1]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2065	5,000	5,186
	Louisiana Public Facilities Authority College & University Revenue (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project)	4.000%	1/1/2056	5	4
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/2045	3,600	3,709
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2048	4,540	4,712
	Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/2030	525	546
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	7,615	7,809
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/2053	4,600	4,742
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/2026	1,135	1,136
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/2048	1,740	1,745
	New Orleans LA GO	5.000%	12/1/2040	3,645	3,723
	New Orleans LA GO	5.000%	12/1/2046	10,530	10,427
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/2044	5,000	4,926
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/2048	5	5
					187,664
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.250%	10/1/2054	5,320	5,546
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2038	1,950	1,963
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2045	2,270	2,200
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2047	15,500	15,764
					25,473
Maryland (1.7%)
	Anne Arundel County MD GO	5.000%	4/1/2035	900	1,015
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2046	1,420	1,423
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2049	6,990	7,099
	Baltimore MD Water Revenue	5.000%	7/1/2044	9,495	9,499
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2046	20,000	20,058
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2050	2,400	2,444
	Calvert County MD GO	1.875%	7/1/2035	1,000	845
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	690	697
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	870	879
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2026	8,290	8,388
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	2,520	2,602
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2027	1,360	1,407
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2027	15,000	15,549
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	4,965	5,119
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2028	3,275	3,307
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2028	25,000	26,510
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	2,385	2,458
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2029	770	777
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2029	25,000	27,031
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	2,025	2,085
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2031	1,420	1,409
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2031	555	608
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2032	7,510	7,451
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/2032	3,715	3,772
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2032	1,945	2,124
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2033	3,665	3,620
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/2033	1,325	1,325
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2033	350	381
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2034	3,345	3,279
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2034	1,655	1,795
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2034	10,000	11,357
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2035	25,210	28,463
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2038	5,140	5,709
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/2039	5,580	5,677
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/2061	3,100	3,202
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	4.750%	7/1/2065	3,930	3,838
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.000%	7/1/2054	3,135	3,165
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.125%	7/1/2059	3,140	3,173
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.250%	7/1/2064	3,750	3,842
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/2053	1,000	1,048
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/2058	1,500	1,587
	Maryland GO	3.000%	8/1/2026	5,235	5,238
59

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	5.000%	8/1/2026	10,415	10,475
Maryland GO	5.000%	8/1/2026	6,025	6,060
Maryland GO	5.000%	8/1/2026	300	302
Maryland GO	5.000%	8/1/2026	1,660	1,670
Maryland GO	5.000%	8/1/2026	1,885	1,896
Maryland GO	5.000%	3/15/2027	170	174
Maryland GO	3.000%	8/1/2027	145	146
Maryland GO	5.000%	8/1/2027	3,700	3,813
Maryland GO	5.000%	8/1/2027	5,560	5,730
Maryland GO	5.000%	8/1/2027	1,205	1,242
Maryland GO	5.000%	8/1/2027	50	52
Maryland GO	5.000%	8/1/2027	1,825	1,881
Maryland GO	5.000%	8/1/2027	7,935	8,177
Maryland GO	5.000%	3/15/2028	2,990	3,055
Maryland GO	5.000%	3/15/2028	5,225	5,466
Maryland GO	5.000%	6/1/2028	1,500	1,577
Maryland GO	5.000%	6/1/2028	10,000	10,514
Maryland GO	4.000%	8/1/2028	50	52
Maryland GO	5.000%	8/1/2028	5,605	5,915
Maryland GO	5.000%	8/1/2028	9,520	10,047
Maryland GO	5.000%	8/1/2028	6,210	6,553
Maryland GO	5.000%	8/1/2028	9,000	9,498
Maryland GO	5.000%	3/1/2029	125	134
Maryland GO	5.000%	3/15/2029	650	680
Maryland GO	5.000%	3/15/2029	300	306
Maryland GO	5.000%	3/15/2029	2,800	2,993
Maryland GO	5.000%	3/15/2029	190	203
Maryland GO	5.000%	3/15/2029	10,000	10,691
Maryland GO	5.000%	6/1/2029	3,000	3,221
Maryland GO	4.000%	8/1/2029	4,000	4,183
Maryland GO	5.000%	8/1/2029	2,140	2,305
Maryland GO	5.000%	8/1/2029	695	732
Maryland GO	5.000%	8/1/2029	9,000	9,696
Maryland GO	5.000%	8/1/2029	5,000	5,387
Maryland GO	3.000%	3/1/2030	3,225	3,218
Maryland GO	5.000%	3/1/2030	3,935	4,287
Maryland GO	4.000%	3/15/2030	675	682
Maryland GO	5.000%	3/15/2030	1,090	1,139
Maryland GO	5.000%	3/15/2030	1,360	1,483
Maryland GO	5.000%	3/15/2030	75	82
Maryland GO	5.000%	6/1/2030	1,800	1,970
Maryland GO	3.250%	8/1/2030	105	105
Maryland GO	5.000%	8/1/2030	2,060	2,215
Maryland GO	5.000%	8/1/2030	3,995	4,385
Maryland GO	5.000%	8/1/2030	2,990	3,282
Maryland GO	5.000%	3/15/2031	2,895	3,082
Maryland GO	5.000%	3/15/2031	2,380	2,585
Maryland GO	5.000%	3/15/2031	13,050	14,473
Maryland GO	3.000%	6/1/2031	45	45
Maryland GO	5.000%	6/1/2031	6,040	6,721
Maryland GO	5.000%	6/1/2031	15,395	17,130
Maryland GO	3.000%	8/1/2031	15	15
Maryland GO	5.000%	8/1/2031	2,490	2,669
Maryland GO	5.000%	8/1/2031	825	867
Maryland GO	5.000%	8/1/2031	1,145	1,252
Maryland GO	5.000%	3/1/2032	2,960	3,265
Maryland GO	3.250%	3/15/2032	20	20
Maryland GO	5.000%	3/15/2032	8,010	9,008
Maryland GO	5.000%	3/15/2032	200	213
Maryland GO	5.000%	6/1/2032	640	722
Maryland GO	5.000%	6/1/2032	21,335	24,062
Maryland GO	2.000%	8/1/2032	25	23
Maryland GO	5.000%	8/1/2032	1,505	1,641
Maryland GO	5.000%	3/1/2033	5,720	6,287
Maryland GO	3.125%	3/15/2033	1,055	1,050
Maryland GO	4.000%	3/15/2033	70	72
Maryland GO	5.000%	3/15/2033	360	389
Maryland GO	5.000%	6/1/2033	8,500	9,538
Maryland GO	5.000%	6/1/2033	13,340	15,230
Maryland GO	4.000%	8/1/2033	255	261
60

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	5.000%	8/1/2033	1,090	1,185
Maryland GO	5.000%	3/1/2034	415	455
Maryland GO	5.000%	3/15/2034	1,105	1,251
Maryland GO	5.000%	6/1/2034	6,085	6,801
Maryland GO	5.000%	8/1/2034	1,000	1,084
Maryland GO	5.000%	3/1/2035	980	1,069
Maryland GO	5.000%	3/15/2035	130	147
Maryland GO	5.000%	6/1/2035	1,900	2,113
Maryland GO	5.000%	6/1/2035	14,185	16,253
Maryland GO	5.000%	3/1/2036	3,740	4,061
Maryland GO	5.000%	6/1/2036	7,000	7,745
Maryland GO	5.000%	6/1/2036	5,000	5,691
Maryland GO	5.000%	3/15/2037	10,000	11,143
Maryland GO	5.000%	6/1/2037	15	16
Maryland GO	5.000%	6/1/2037	2,215	2,504
Maryland GO	5.000%	6/1/2037	18,355	21,041
Maryland GO	5.000%	6/1/2038	12,835	14,604
Maryland GO	5.000%	6/1/2039	3,750	4,186
Maryland GO	5.000%	6/1/2039	14,355	16,239
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	5,000	5,002
Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2047	5,000	4,627
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/2051	18,365	5,427
Maryland Stadium Authority Appropriations Revenue	2.750%	6/1/2051	6,415	4,350
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/2052	1,365	382
Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2052	1,810	1,613
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/2053	970	257
Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2054	3,985	4,111
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/2047	7,205	7,290
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	1,695	1,737
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2050	9,590	10,203
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/2026	2,375	2,375
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/2028	1,190	1,248
Maryland State Transportation Authority Highway Revenue	2.500%	7/1/2047	8,170	5,767
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2047	85	66
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2051	13,035	13,460
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2036	2,250	2,548
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2041	5,045	5,566
Montgomery County MD GO	5.000%	10/1/2027	3,105	3,211
Montgomery County MD GO	5.000%	12/1/2027	9,995	10,377
Montgomery County MD GO	5.000%	12/1/2033	10,725	12,319
Montgomery County MD GO	3.000%	11/1/2038	5,000	4,579
Prince George's County MD GO	5.000%	7/15/2027	850	875
Prince George's County MD GO	5.000%	7/15/2028	950	1,002
Prince George's County MD GO	3.000%	9/15/2028	65	65
Prince George's County MD GO	5.000%	7/15/2029	945	996
Prince George's County MD GO	3.000%	9/15/2029	425	425
Prince George's County MD GO	4.000%	7/15/2030	3,000	3,077
Prince George's County MD GO	5.000%	7/15/2031	215	226
Prince George's County MD GO	3.000%	7/15/2035	1,620	1,585
Prince George's County MD GO	3.000%	7/15/2036	1,980	1,897
Prince George's County MD GO	5.000%	7/15/2036	1,725	1,797
Prince George's County MD GO	5.000%	7/1/2038	4,280	4,679
Washington Suburban Sanitary Commission Water Revenue	3.000%	6/15/2036	205	199
Washington Suburban Sanitary Commission Water Revenue	3.125%	6/15/2037	105	101
				760,576
Massachusetts (4.3%)
Andover MA GO	2.000%	9/15/2038	1,095	876
Attleboro MA GO	2.625%	10/15/2050	3,330	2,250
Braintree MA GO	2.125%	10/15/2037	2,205	1,829
Braintree MA GO	2.125%	10/15/2038	2,250	1,828
Braintree MA GO	2.125%	10/15/2039	2,300	1,827
Braintree MA GO	2.125%	10/15/2040	2,350	1,826
Commonwealth of Massachusetts GO	5.000%	5/1/2026	1,695	1,695
Commonwealth of Massachusetts GO	5.000%	7/1/2026	7,725	7,753
Commonwealth of Massachusetts GO	5.000%	7/1/2026	4,315	4,331
Commonwealth of Massachusetts GO	5.000%	7/1/2026	2,890	2,901
Commonwealth of Massachusetts GO	5.000%	7/1/2026	165	166
61

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	12,800	12,847
	Commonwealth of Massachusetts GO	5.000%	9/1/2026	4,650	4,686
	Commonwealth of Massachusetts GO	5.000%	10/1/2026	3,645	3,681
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	9,980	10,098
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	1,365	1,381
[5]	Commonwealth of Massachusetts GO	5.000%	11/1/2026	1,000	1,012
	Commonwealth of Massachusetts GO	5.000%	12/1/2026	8,825	8,947
	Commonwealth of Massachusetts GO	5.000%	1/1/2027	1,385	1,407
	Commonwealth of Massachusetts GO	5.000%	5/1/2027	585	599
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	2,065	2,124
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	25,450	25,543
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	2,370	2,437
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	3,440	3,538
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	1,635	1,682
	Commonwealth of Massachusetts GO	5.000%	9/1/2027	1,815	1,874
	Commonwealth of Massachusetts GO	5.000%	10/1/2027	255	264
	Commonwealth of Massachusetts GO	5.000%	11/1/2027	375	389
	Commonwealth of Massachusetts GO	5.000%	1/1/2028	1,675	1,744
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	440	462
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	1,000	1,049
	Commonwealth of Massachusetts GO	3.000%	7/1/2028	140	139
	Commonwealth of Massachusetts GO	3.250%	7/1/2028	15	15
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	9,365	9,399
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	2,855	3,007
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	2,185	2,302
	Commonwealth of Massachusetts GO	5.000%	9/1/2028	2,750	2,907
	Commonwealth of Massachusetts GO	5.000%	9/1/2028	1,710	1,808
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	6,350	6,738
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	390	418
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	1,500	1,607
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	4,890	4,908
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	3,595	3,863
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	1,230	1,322
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	2,175	2,345
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	410	442
	Commonwealth of Massachusetts GO	5.000%	11/1/2029	1,250	1,352
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	425	443
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	950	1,011
	Commonwealth of Massachusetts GO	5.000%	3/1/2030	1,705	1,856
	Commonwealth of Massachusetts GO	5.000%	5/1/2030	1,350	1,474
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	1,775	1,943
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	40	44
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	2,450	2,641
	Commonwealth of Massachusetts GO	5.000%	10/1/2030	4,075	4,480
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	6,500	6,732
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	125	138
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	1,235	1,360
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	1,790	1,901
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	110	114
	Commonwealth of Massachusetts GO	5.000%	2/1/2031	1,635	1,806
	Commonwealth of Massachusetts GO	5.000%	5/1/2031	2,085	2,312
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	17,320	17,383
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	5,150	5,168
	Commonwealth of Massachusetts GO	5.000%	9/1/2031	1,245	1,387
	Commonwealth of Massachusetts GO	5.000%	10/1/2031	770	859
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	70	77
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	1,000	1,117
	Commonwealth of Massachusetts GO	5.000%	12/1/2031	22,000	24,604
	Commonwealth of Massachusetts GO	5.000%	1/1/2032	415	440
	Commonwealth of Massachusetts GO	5.000%	3/1/2032	16,600	18,620
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	390	425
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	15	15
	Commonwealth of Massachusetts GO	4.000%	9/1/2032	90	90
	Commonwealth of Massachusetts GO	5.000%	10/1/2032	2,100	2,373
	Commonwealth of Massachusetts GO	4.000%	11/1/2032	6,175	6,264
	Commonwealth of Massachusetts GO	5.000%	11/1/2032	2,780	3,145
	Commonwealth of Massachusetts GO	5.000%	1/1/2033	225	233
	Commonwealth of Massachusetts GO	5.250%	1/1/2033	45	48
	Commonwealth of Massachusetts GO	5.000%	5/1/2033	65	74
	Commonwealth of Massachusetts GO	5.000%	6/1/2033	10,000	11,390
62

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	5.000%	6/1/2033	7,000	7,973
Commonwealth of Massachusetts GO	4.000%	7/1/2033	25	25
Commonwealth of Massachusetts GO	5.000%	7/1/2033	6,865	6,890
Commonwealth of Massachusetts GO	5.000%	7/1/2033	3,365	3,836
Commonwealth of Massachusetts GO	4.000%	9/1/2033	7,645	7,666
Commonwealth of Massachusetts GO	5.000%	10/1/2033	3,425	3,850
Commonwealth of Massachusetts GO	5.000%	10/1/2033	1,515	1,732
Commonwealth of Massachusetts GO	3.000%	11/1/2033	1,855	1,824
Commonwealth of Massachusetts GO	5.000%	11/1/2033	145	158
Commonwealth of Massachusetts GO	5.000%	11/1/2033	2,995	3,426
Commonwealth of Massachusetts GO	5.250%	1/1/2034	155	165
Commonwealth of Massachusetts GO	4.000%	2/1/2034	350	368
Commonwealth of Massachusetts GO	5.000%	2/1/2034	250	254
Commonwealth of Massachusetts GO	5.000%	2/1/2034	10,000	11,446
Commonwealth of Massachusetts GO	2.000%	3/1/2034	215	190
Commonwealth of Massachusetts GO	5.000%	3/1/2034	1,570	1,798
Commonwealth of Massachusetts GO	5.000%	5/1/2034	3,365	3,807
Commonwealth of Massachusetts GO	5.000%	6/1/2034	6,500	7,463
Commonwealth of Massachusetts GO	3.000%	9/1/2034	140	138
Commonwealth of Massachusetts GO	5.000%	12/1/2034	5,000	5,763
Commonwealth of Massachusetts GO	5.000%	1/1/2035	495	512
Commonwealth of Massachusetts GO	5.000%	1/1/2035	30	32
Commonwealth of Massachusetts GO	5.000%	1/1/2035	695	791
Commonwealth of Massachusetts GO	5.000%	2/1/2035	4,760	4,833
Commonwealth of Massachusetts GO	5.000%	2/1/2035	18,380	21,223
Commonwealth of Massachusetts GO	3.000%	3/1/2035	225	221
Commonwealth of Massachusetts GO	5.000%	3/1/2035	1,860	2,120
Commonwealth of Massachusetts GO	5.000%	5/1/2035	1,715	1,930
Commonwealth of Massachusetts GO	5.000%	5/1/2035	1,985	2,265
Commonwealth of Massachusetts GO	5.000%	6/1/2035	4,490	5,200
Commonwealth of Massachusetts GO	3.000%	7/1/2035	200	194
Commonwealth of Massachusetts GO	5.000%	7/1/2035	1,055	1,222
Commonwealth of Massachusetts GO	3.000%	9/1/2035	125	121
Commonwealth of Massachusetts GO	3.000%	11/1/2035	7,790	7,471
Commonwealth of Massachusetts GO	4.000%	11/1/2035	180	186
Commonwealth of Massachusetts GO	5.000%	12/1/2035	245	248
Commonwealth of Massachusetts GO	5.000%	1/1/2036	3,165	3,329
Commonwealth of Massachusetts GO	5.000%	1/1/2036	355	367
Commonwealth of Massachusetts GO	4.000%	2/1/2036	60	62
Commonwealth of Massachusetts GO	5.000%	2/1/2036	5,365	5,443
Commonwealth of Massachusetts GO	3.000%	3/1/2036	535	512
Commonwealth of Massachusetts GO	5.000%	4/1/2036	3,000	3,053
Commonwealth of Massachusetts GO	5.000%	5/1/2036	1,550	1,734
Commonwealth of Massachusetts GO	5.000%	6/1/2036	5,000	5,757
Commonwealth of Massachusetts GO	5.000%	7/1/2036	510	549
Commonwealth of Massachusetts GO	4.000%	9/1/2036	380	380
Commonwealth of Massachusetts GO	4.000%	9/1/2036	635	635
Commonwealth of Massachusetts GO	4.000%	11/1/2036	55	56
Commonwealth of Massachusetts GO	5.000%	12/1/2036	175	177
Commonwealth of Massachusetts GO	5.000%	1/1/2037	175	180
Commonwealth of Massachusetts GO	5.000%	1/1/2037	3,815	4,290
Commonwealth of Massachusetts GO	5.000%	2/1/2037	20,250	23,398
Commonwealth of Massachusetts GO	5.000%	5/1/2037	4,850	5,466
Commonwealth of Massachusetts GO	5.000%	6/1/2037	1,000	1,144
Commonwealth of Massachusetts GO	5.000%	7/1/2037	20	21
Commonwealth of Massachusetts GO	4.000%	9/1/2037	450	450
Commonwealth of Massachusetts GO	4.000%	9/1/2037	185	185
Commonwealth of Massachusetts GO	5.000%	9/1/2037	1,015	1,058
Commonwealth of Massachusetts GO	5.000%	12/1/2037	2,985	3,019
Commonwealth of Massachusetts GO	5.000%	1/1/2038	3,010	3,100
Commonwealth of Massachusetts GO	5.000%	2/1/2038	8,500	9,742
Commonwealth of Massachusetts GO	4.000%	4/1/2038	50	50
Commonwealth of Massachusetts GO	5.000%	5/1/2038	1,495	1,656
Commonwealth of Massachusetts GO	5.000%	5/1/2038	235	263
Commonwealth of Massachusetts GO	5.000%	7/1/2038	95	102
Commonwealth of Massachusetts GO	5.000%	8/1/2038	1,830	2,054
Commonwealth of Massachusetts GO	3.250%	9/1/2038	1,660	1,587
Commonwealth of Massachusetts GO	3.000%	11/1/2038	9,060	8,298
Commonwealth of Massachusetts GO	5.000%	11/1/2038	9,510	9,750
Commonwealth of Massachusetts GO	5.000%	12/1/2038	1,670	1,688
63

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	5.000%	1/1/2039	50	51
Commonwealth of Massachusetts GO	5.000%	1/1/2039	1,225	1,280
Commonwealth of Massachusetts GO	3.250%	2/1/2039	2,445	2,327
Commonwealth of Massachusetts GO	5.000%	3/1/2039	6,545	7,290
Commonwealth of Massachusetts GO	5.000%	5/1/2039	4,650	5,185
Commonwealth of Massachusetts GO	3.000%	7/1/2039	14,000	12,693
Commonwealth of Massachusetts GO	3.000%	9/1/2039	150	136
Commonwealth of Massachusetts GO	4.000%	9/1/2039	7,315	7,315
Commonwealth of Massachusetts GO	5.000%	10/1/2039	20	22
Commonwealth of Massachusetts GO	3.000%	11/1/2039	4,330	3,907
Commonwealth of Massachusetts GO	5.000%	11/1/2039	1,010	1,124
Commonwealth of Massachusetts GO	4.000%	12/1/2039	1,000	1,000
Commonwealth of Massachusetts GO	5.000%	12/1/2039	1,150	1,300
Commonwealth of Massachusetts GO	3.500%	2/1/2040	1,055	1,017
Commonwealth of Massachusetts GO	5.000%	4/1/2040	3,000	3,363
Commonwealth of Massachusetts GO	4.000%	5/1/2040	3,000	3,013
Commonwealth of Massachusetts GO	5.000%	7/1/2040	305	324
Commonwealth of Massachusetts GO	5.000%	8/1/2040	1,950	2,144
Commonwealth of Massachusetts GO	5.000%	8/1/2040	6,105	6,784
Commonwealth of Massachusetts GO	3.250%	9/1/2040	1,690	1,553
Commonwealth of Massachusetts GO	3.000%	11/1/2040	600	530
Commonwealth of Massachusetts GO	4.000%	11/1/2040	15	15
Commonwealth of Massachusetts GO	5.000%	11/1/2040	840	930
Commonwealth of Massachusetts GO	5.000%	12/1/2040	4,185	4,704
Commonwealth of Massachusetts GO	5.000%	1/1/2041	15,000	15,384
Commonwealth of Massachusetts GO	2.000%	3/1/2041	5,000	3,707
Commonwealth of Massachusetts GO	3.000%	4/1/2041	3,105	2,659
Commonwealth of Massachusetts GO	5.000%	4/1/2041	4,000	4,455
Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,220	1,333
Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,295	1,414
Commonwealth of Massachusetts GO	5.000%	7/1/2041	1,820	1,930
Commonwealth of Massachusetts GO	5.000%	8/1/2041	25	27
Commonwealth of Massachusetts GO	5.000%	10/1/2041	20	22
Commonwealth of Massachusetts GO	4.000%	11/1/2041	2,230	2,249
Commonwealth of Massachusetts GO	5.000%	11/1/2041	2,000	2,046
Commonwealth of Massachusetts GO	5.000%	11/1/2041	5,095	5,623
Commonwealth of Massachusetts GO	5.000%	12/1/2041	1,850	2,074
Commonwealth of Massachusetts GO	5.000%	1/1/2042	30	33
Commonwealth of Massachusetts GO	4.000%	2/1/2042	500	503
Commonwealth of Massachusetts GO	2.000%	3/1/2042	2,315	1,671
Commonwealth of Massachusetts GO	4.000%	4/1/2042	420	420
Commonwealth of Massachusetts GO	5.000%	8/1/2042	120	131
Commonwealth of Massachusetts GO	2.000%	9/1/2042	5,365	3,854
Commonwealth of Massachusetts GO	4.000%	9/1/2042	5,670	5,561
Commonwealth of Massachusetts GO	5.000%	11/1/2042	1,900	1,941
Commonwealth of Massachusetts GO	5.000%	11/1/2042	1,005	1,103
Commonwealth of Massachusetts GO	2.500%	3/1/2043	1,835	1,427
Commonwealth of Massachusetts GO	5.000%	5/1/2043	1,815	1,887
Commonwealth of Massachusetts GO	5.000%	5/1/2043	5,660	6,112
Commonwealth of Massachusetts GO	5.000%	5/1/2043	5,575	6,020
Commonwealth of Massachusetts GO	5.000%	5/1/2043	35	38
Commonwealth of Massachusetts GO	5.250%	9/1/2043	1,045	1,084
Commonwealth of Massachusetts GO	5.000%	11/1/2043	4,000	4,082
Commonwealth of Massachusetts GO	5.000%	12/1/2043	5,000	5,526
Commonwealth of Massachusetts GO	5.250%	1/1/2044	3,220	3,345
Commonwealth of Massachusetts GO	4.000%	2/1/2044	25	25
Commonwealth of Massachusetts GO	5.000%	3/1/2044	3,500	3,782
Commonwealth of Massachusetts GO	3.000%	4/1/2044	11,065	8,965
Commonwealth of Massachusetts GO	4.000%	12/1/2044	7,000	6,821
Commonwealth of Massachusetts GO	5.000%	12/1/2044	20,000	21,744
Commonwealth of Massachusetts GO	5.000%	12/1/2044	1,160	1,271
Commonwealth of Massachusetts GO	4.000%	2/1/2045	4,150	4,033
Commonwealth of Massachusetts GO	4.000%	5/1/2045	16,080	15,500
Commonwealth of Massachusetts GO	5.000%	11/1/2045	855	869
Commonwealth of Massachusetts GO	4.000%	12/1/2045	290	279
Commonwealth of Massachusetts GO	5.000%	12/1/2045	1,830	1,987
Commonwealth of Massachusetts GO	5.000%	1/1/2046	6,625	6,732
Commonwealth of Massachusetts GO	4.000%	2/1/2046	1,765	1,686
Commonwealth of Massachusetts GO	4.000%	4/1/2046	3,265	3,118
Commonwealth of Massachusetts GO	5.000%	5/1/2046	1,150	1,183
64

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	6/1/2046	10	11
	Commonwealth of Massachusetts GO	2.375%	9/1/2046	185	127
	Commonwealth of Massachusetts GO	3.000%	9/1/2046	6,640	5,174
	Commonwealth of Massachusetts GO	4.000%	12/1/2046	30	29
	Commonwealth of Massachusetts GO	3.000%	3/1/2047	11,975	9,233
	Commonwealth of Massachusetts GO	3.000%	4/1/2047	2,445	1,884
	Commonwealth of Massachusetts GO	5.000%	4/1/2047	1,065	1,074
	Commonwealth of Massachusetts GO	5.000%	4/1/2047	13,505	13,614
	Commonwealth of Massachusetts GO	5.250%	4/1/2047	8,850	8,970
	Commonwealth of Massachusetts GO	5.000%	10/1/2047	4,000	4,206
	Commonwealth of Massachusetts GO	5.250%	10/1/2047	3,890	4,126
	Commonwealth of Massachusetts GO	5.000%	1/1/2048	9,420	9,546
	Commonwealth of Massachusetts GO	3.000%	3/1/2048	11,605	8,850
	Commonwealth of Massachusetts GO	3.000%	4/1/2048	10,000	7,622
	Commonwealth of Massachusetts GO	4.000%	5/1/2048	7,750	7,212
	Commonwealth of Massachusetts GO	5.000%	5/1/2048	8,730	9,112
	Commonwealth of Massachusetts GO	3.000%	7/1/2048	50	38
	Commonwealth of Massachusetts GO	5.000%	7/1/2048	4,925	5,072
	Commonwealth of Massachusetts GO	5.000%	9/1/2048	10,030	10,385
	Commonwealth of Massachusetts GO	5.000%	10/1/2048	45	47
	Commonwealth of Massachusetts GO	3.000%	3/1/2049	450	338
	Commonwealth of Massachusetts GO	3.000%	4/1/2049	4,000	3,007
	Commonwealth of Massachusetts GO	5.000%	5/1/2049	1,250	1,278
	Commonwealth of Massachusetts GO	5.000%	6/1/2049	8,320	8,745
	Commonwealth of Massachusetts GO	5.000%	8/1/2049	5,000	5,259
	Commonwealth of Massachusetts GO	5.000%	11/1/2049	250	260
	Commonwealth of Massachusetts GO	2.750%	3/1/2050	18,570	13,494
	Commonwealth of Massachusetts GO	2.000%	4/1/2050	23,600	14,532
	Commonwealth of Massachusetts GO	5.000%	4/1/2050	18,410	19,275
	Commonwealth of Massachusetts GO	5.000%	10/1/2050	11,305	11,760
	Commonwealth of Massachusetts GO	5.000%	11/1/2050	10,000	10,268
	Commonwealth of Massachusetts GO	5.000%	12/1/2050	10,715	11,249
	Commonwealth of Massachusetts GO	2.125%	4/1/2051	17,005	10,587
	Commonwealth of Massachusetts GO	5.000%	8/1/2051	175	182
	Commonwealth of Massachusetts GO	5.000%	10/1/2051	17,000	17,642
	Commonwealth of Massachusetts GO	5.000%	6/1/2052	6,605	6,869
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	9,875	10,170
	Commonwealth of Massachusetts GO	5.000%	5/1/2053	25,060	25,831
	Commonwealth of Massachusetts GO	5.000%	8/1/2053	2,940	3,044
	Commonwealth of Massachusetts GO	5.000%	10/1/2053	21,225	21,910
	Commonwealth of Massachusetts GO	5.000%	12/1/2053	6,615	6,856
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	5,000	5,158
	Commonwealth of Massachusetts GO	5.000%	5/1/2054	17,635	18,212
	Commonwealth of Massachusetts GO	5.000%	4/1/2055	15,000	15,523
	Commonwealth of Massachusetts GO	5.000%	12/1/2055	24,950	25,872
[4]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2027	7,460	7,586
[4]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2028	11,075	11,553
[4]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2029	125	134
[4]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2030	365	398
[4]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2034	19,075	21,870
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2026	325	326
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2041	4,840	5,245
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2045	965	1,048
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/2046	10,435	10,071
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2041	1,795	1,798
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2047	7,010	7,094
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2049	55	56
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2045	5,485	5,377
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2050	16,950	15,808
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2050	10,000	10,317
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2051	10,185	10,404
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2051	5,700	5,900
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	23,040	23,753
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2055	6,840	7,082
	Easton MA GO	2.500%	10/15/2046	3,000	2,142
	Gloucester MA GO	2.250%	9/15/2046	300	199
	Greater Fall River Vocational School District (State Qualified General Obligation School Project) GO	5.000%	6/1/2055	1,240	1,263
65

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hingham MA GO	2.375%	2/15/2050	2,500	1,635
	Lowell MA GO	3.000%	9/1/2034	1,000	967
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2027	2,635	2,645
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.250%	7/1/2031	10	11
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/2041	15	13
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2052	15,250	15,755
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	13,160	13,211
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	895	920
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	3,040	3,207
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2028	310	329
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2029	4,135	3,769
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2029	135	147
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2030	170	189
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	70	78
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	1,860	2,113
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2032	115	132
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	8,500	9,778
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2035	1,015	1,015
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	60	66
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2036	190	196
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2037	1,960	2,010
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	3,555	4,041
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2038	2,775	2,835
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2039	105	107
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2040	100	101
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	2,050	2,160
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	2,905	3,270
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	7,505	8,390
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	1,400	1,553
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2044	8,740	8,683
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	3,050	3,356
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	3,985	4,098
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	9,395	10,166
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2047	525	558
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2048	2,020	1,895
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2048	2,055	2,187
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2050	30	31
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2050	7,155	7,660
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2051	13,395	12,245
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	11,065	11,641
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	15	16
	Massachusetts Clean Water Trust Miscellaneous Revenue, ETM	5.000%	8/1/2026	805	810
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2044	2,640	2,934
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2045	6,680	7,345
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2046	5,000	5,446
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	80	76
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2026	260	261
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2026	5,355	5,413
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2027	1,250	1,274
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2027	425	440
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2028	1,425	1,488
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2028	150	159
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2029	1,260	1,345
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	500	505
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2029	1,270	1,273
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2029	1,000	1,082
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2030	145	160
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2031	12,310	13,634
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	24,615	28,023
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	1,745	1,987
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	24,860	28,615
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	2,500	2,878
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	2,500	2,882
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2034	1,505	1,512
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	1,500	1,734
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	7,900	8,566
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	5,960	6,462
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2036	8,000	8,020
[7]	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	9,510	11,072
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	30	33
66

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	440	418
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	2,140	2,341
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	10,745	12,621
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	320	349
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2042	2,890	2,844
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	2,025	2,261
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2044	5,200	5,559
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	4,180	4,111
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2046	4,000	4,009
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	10,370	10,370
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2048	3,000	2,790
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2048	4,000	3,736
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	6,605	6,909
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	15,295	16,104
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2050	5,260	5,820
	Massachusetts Development Finance Agency College & University Revenue	4.250%	7/1/2055	310	297
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	9,000	9,589
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	4,405	4,585
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2059	6,185	6,342
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	25,340	28,258
[7]	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2033	17,907	20,165
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2035	3,430	3,913
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	7,875	9,131
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	23,610	27,297
[8,9]	Massachusetts Development Finance Agency College & University Revenue VRDO	3.100%	5/1/2026	7,855	7,855
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2055	3,250	3,342
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2060	5,000	5,133
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2065	5,000	5,118
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/2035	65	76
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.250%	5/1/2026	7,600	7,600
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	225	225
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2030	10,000	10,946
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/2043	5,750	5,724
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	10,105	10,531
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/2045	3,090	3,025
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2045	3,340	3,501
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2046	1,490	1,508
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2048	1,850	1,894
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2050	15,020	15,727
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2050	5	5
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2050	3,170	2,345
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2050	4,160	4,260
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2055	9,260	9,585
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/2051	1,810	1,045
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2027	3,625	3,683
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2028	30	31
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2029	160	171
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2030	545	580
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2031	395	420
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2032	285	301
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2033	1,680	1,774
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2034	390	411
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2035	1,020	1,073
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2026	265	267
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2027	225	233
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2028	15	16
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2029	3,340	3,362
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	2,195	2,265
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2030	250	278
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2031	2,085	2,150
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2031	80	91
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2032	1,085	1,118
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2033	10	12
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2036	45	54
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2037	4,000	4,845
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/2040	830	830
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2043	265	274
67

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	1,080	1,087
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	13,165	13,245
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	180	181
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	630	634
	Milford MA GO	2.000%	12/1/2038	3,000	2,374
	Sutton MA GO	2.700%	6/1/2030	1,625	1,600
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2026	30	30
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2033	85	91
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2035	4,775	4,776
[7]	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2037	5,850	6,775
[7]	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2038	9,095	10,481
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2039	1,900	1,903
[7]	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2039	5,050	5,764
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2040	1,000	1,001
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2042	4,250	4,367
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2045	9,155	8,855
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2047	8,000	8,157
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2052	21,710	22,266
	Wakefield MA GO	5.000%	8/15/2050	35	37
	Worcester MA GO	2.000%	2/1/2047	7,960	5,092
					1,952,048
Michigan (1.0%)
[1,10]	Detroit City School District GO	6.000%	5/1/2029	7,020	7,408
[1,10]	Detroit City School District GO	5.250%	5/1/2032	1,010	1,125
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2048	200	206
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2043	750	766
	Grand Rapids MI GO	5.000%	4/1/2055	7,935	8,187
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2028	1,060	1,114
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2033	10,040	11,388
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	16,000	18,205
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	3,935	4,483
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	2,135	2,366
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2047	7,500	7,887
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2028	2,620	2,630
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2030	105	105
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2031	3,030	3,358
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	2,035	2,284
[1]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/2033	1,000	1,001
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	1,880	2,131
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	2,575	2,942
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	205	206
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2046	21,395	21,426
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2052	2,655	2,752
	Great Lakes Water Authority Water Supply System Water Revenue	5.500%	7/1/2055	3,500	3,715
[10]	L'Anse Creuse Public Schools GO	5.000%	5/1/2049	15	16
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2048	7,220	7,368
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	4,940	5,441
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2049	3,210	3,345
	Lansing Community College GO	3.000%	5/1/2049	1,720	1,288
[1]	Lansing MI GO	4.125%	6/1/2048	9,820	9,382
[1]	Lansing MI GO	5.000%	6/1/2048	3,000	3,118
	Michigan Appropriations Revenue GAN	5.000%	3/15/2027	15,635	15,948
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2050	3,000	2,708
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	3,635	3,263
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	8,910	9,148
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/2048	8,285	7,534
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/2048	1,835	1,698
	Michigan Finance Authority Water Revenue	5.000%	10/1/2027	2,585	2,611
	Michigan Finance Authority Water Revenue	5.000%	10/1/2028	1,350	1,362
	Michigan Finance Authority Water Revenue	5.000%	10/1/2029	6,530	6,589
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/2027	390	404
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/2045	11,600	9,247
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2030	450	455
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	165	167
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2033	680	686
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	2,800	2,818
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2051	2,960	2,969
68

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2026	4,700	4,750
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2028	6,750	7,068
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2029	7,000	7,488
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2030	1,800	1,963
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2031	6,140	6,806
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2032	15,770	17,707
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	4,185	4,767
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2050	780	820
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	4/15/2060	11,230	11,851
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2046	10,600	9,917
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/2051	8,500	6,152
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/2059	8,845	9,317
[9]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.530%	5/1/2026	18,000	18,000
	Michigan State University College & University Revenue	4.000%	2/15/2044	2,740	2,730
	Michigan State University College & University Revenue	4.000%	2/15/2044	1,580	1,548
	Michigan State University College & University Revenue	5.000%	2/15/2048	3,835	3,912
	Michigan State University College & University Revenue	5.250%	8/15/2054	200	210
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2027	3,425	3,555
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2028	4,065	4,313
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2030	1,790	1,973
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	350	392
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	1,590	1,745
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	3,700	4,051
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	390	434
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2034	1,860	2,053
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	420	432
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2036	4,395	4,736
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	3,020	3,099
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	2,275	2,325
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	10,085	10,260
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	18,350	18,710
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	220	224
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2041	11,755	11,855
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	2,535	2,513
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	8,815	8,523
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2030	170	187
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2035	4,710	5,320
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2036	1,000	1,124
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2038	15	17
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2039	10	11
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2040	30	33
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	390	429
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	50	55
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2046	4,605	4,859
	Northern Michigan University College & University Revenue	4.000%	6/1/2046	2,000	1,781
	Novi Community School District GO	4.000%	5/1/2047	1,000	957
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	4,150	4,238
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/2050	9,150	9,386
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2046	2,465	2,551
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.250%	12/1/2048	4,500	4,752
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2050	7,510	8,089
	Wayne State University College & University Revenue	5.000%	11/15/2043	145	149
	Wayne State University College & University Revenue	4.000%	11/15/2048	4,625	4,251
					447,638
Minnesota (0.6%)
	Metropolitan Council GAN GO	5.000%	12/1/2026	4,355	4,416
	Metropolitan Council GAN GO	5.000%	12/1/2027	10,610	11,031
	Metropolitan Council GAN GO	5.000%	12/1/2028	2,045	2,171
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2028	1,090	1,106
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	280	284
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	1,305	1,326
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2052	70	72
	Minnesota (State Office Building Project) COP	5.000%	11/1/2037	535	596
	Minnesota (State Office Building Project) COP	5.000%	11/1/2039	5,110	5,625
	Minnesota (State Office Building Project) COP	5.000%	11/1/2040	270	296
	Minnesota Appropriations Revenue	5.000%	3/1/2029	490	522
	Minnesota Appropriations Revenue	5.000%	3/1/2030	160	174
	Minnesota GO	5.000%	8/1/2026	3,425	3,445
	Minnesota GO	5.000%	8/1/2026	5,625	5,658
69

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota GO	5.000%	8/1/2026	7,160	7,202
	Minnesota GO	5.000%	8/1/2026	1,535	1,544
	Minnesota GO	5.000%	8/1/2027	255	256
	Minnesota GO	5.000%	9/1/2027	1,825	1,883
	Minnesota GO	5.000%	10/1/2027	1,000	1,034
	Minnesota GO	5.000%	10/1/2028	2,565	2,655
	Minnesota GO	5.000%	8/1/2029	20,620	22,195
	Minnesota GO	3.000%	10/1/2029	1,000	1,002
	Minnesota GO	5.000%	9/1/2030	3,065	3,365
	Minnesota GO	3.000%	10/1/2030	6,060	6,070
	Minnesota GO	5.000%	8/1/2031	2,190	2,440
	Minnesota GO	5.000%	8/1/2031	4,380	4,879
	Minnesota GO	5.000%	9/1/2031	1,205	1,344
	Minnesota GO	5.000%	8/1/2032	750	847
	Minnesota GO	5.000%	8/1/2032	16,455	18,589
	Minnesota GO	5.000%	9/1/2032	6,750	7,522
	Minnesota GO	5.000%	8/1/2033	18,325	20,949
	Minnesota GO	5.000%	8/1/2034	7,000	8,081
	Minnesota GO	5.000%	8/1/2034	4,565	5,270
	Minnesota GO	5.000%	8/1/2035	2,480	2,838
	Minnesota GO	5.000%	8/1/2037	2,540	2,875
	Minnesota GO	5.000%	8/1/2037	10,000	11,450
	Minnesota GO	4.000%	9/1/2037	2,545	2,614
	Minnesota GO	5.000%	8/1/2038	1,250	1,320
	Minnesota GO	5.000%	8/1/2039	1,250	1,317
	Minnesota GO	5.000%	8/1/2039	3,125	3,500
	Minnesota GO	5.000%	8/1/2039	11,415	12,955
	Minnesota GO	5.000%	8/1/2043	5,350	5,879
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2035	50	56
	North St. Paul-Maplewood-Oakdale Independent School District No. 622 GO	3.000%	2/1/2046	20	17
	Osseo Independent School District No. 279 GO	1.625%	2/1/2032	3,215	2,824
	Owatonna MN Independent School District No. 761 GO	2.250%	2/1/2041	1,075	808
	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	3.300%	5/1/2026	84,900	84,900
	Scott County MN GO	3.000%	12/1/2036	1,645	1,549
					288,751
Mississippi (0.1%)
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.500%	5/1/2026	2,000	2,000
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	6,000	6,488
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2037	7,925	8,177
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/2038	7,045	6,986
	Mississippi GO	5.000%	10/1/2026	3,550	3,569
	Mississippi GO	5.000%	10/1/2027	2,090	2,163
	Mississippi GO	5.000%	10/1/2028	1,855	1,919
	Mississippi GO	5.000%	10/1/2029	4,480	4,631
	Mississippi GO	5.000%	10/1/2030	1,435	1,482
	Mississippi GO	4.000%	10/1/2035	2,445	2,462
	Mississippi GO	4.000%	10/1/2036	3,130	3,148
	Mississippi GO	4.000%	10/1/2038	50	50
	Mississippi GO, Prere.	5.000%	10/1/2027	1,080	1,115
	Mississippi GO, Prere.	5.000%	10/1/2027	2,585	2,669
	Mississippi GO, Prere.	5.000%	10/1/2027	6,575	6,789
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/2028	355	369
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/2028	455	473
					54,490
Missouri (0.3%)
	Jackson County MO Reorganized School District No. 7 GO	5.250%	3/1/2045	2,920	3,206
	Jackson County MO Reorganized School District No. 7 GO	5.000%	3/1/2046	3,240	3,455
	Jackson County MO Special Obligation Revenue	4.375%	12/1/2058	400	383
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2030	35	35
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2031	4,300	4,314
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2042	2,020	2,022
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2032	1,000	1,113
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2033	1,055	1,179
	Kansas City MO Water Revenue	5.000%	12/1/2049	6,520	6,863
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	600	614
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2037	400	440
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2038	550	603
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2039	550	600
70

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan St. Louis Sewer District Sewer Revenue	4.000%	5/1/2041	110	110
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2042	10,315	10,452
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2046	1,630	1,630
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2046	70	72
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/2026	2,990	2,990
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2027	140	143
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2028	515	541
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2029	2,255	2,418
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2031	1,235	1,372
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2032	2,675	3,013
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2028	10,000	10,495
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2029	5,000	5,361
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2051	4,215	4,330
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.250%	1/1/2056	7,500	7,870
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/2028	500	514
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2035	1,800	1,837
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2031	9,225	10,252
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2033	5,500	6,240
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2036	1,690	1,918
	Springfield School District No. R-12 GO	5.000%	3/1/2037	10,040	10,462
	Springfield School District No. R-12 GO	3.000%	3/1/2039	175	159
	Springfield School District No. R-12 GO	4.000%	3/1/2041	1,850	1,886
	Springfield School District No. R-12 GO	4.000%	3/1/2042	1,960	1,996
	Springfield School District No. R-12 GO	4.000%	3/1/2043	2,500	2,534
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2032	775	852
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2033	1,250	1,369
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2034	1,000	1,091
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2028	2,480	2,627
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2029	1,840	1,996
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2030	450	499
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2031	395	446
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2049	3,010	3,172
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	3,000	3,129
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	850	936
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2034	10,030	11,602
					141,141
Nebraska (0.4%)
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2032	1,840	2,012
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2036	2,000	2,226
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/2040	2,330	2,297
	Douglas County NE College & University Revenue (Creighton University Projects)	3.000%	7/1/2051	1,590	1,130
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2052	3,000	3,055
[1]	Fremont School District GO	4.000%	12/15/2033	420	438
[1]	Fremont School District GO	4.000%	12/15/2034	550	571
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	3,770	3,918
[7]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	18,595	19,298
[7]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2031	13,735	15,005
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2038	2,600	2,781
[7]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2051	7,000	7,273
[7]	Nebraska Public Power District Electric Power & Light Revenue	5.250%	1/1/2055	7,000	7,374
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2030	1,040	1,105
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2031	835	885
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2037	10,170	11,360
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2038	20	22
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/2042	750	643
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2042	6,545	6,540
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	125	128
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	5,040	5,487
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/2047	1,515	1,486
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2047	110	115
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2048	2,145	2,285
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	9,670	9,064
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2049	15,480	16,771
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2051	1,835	1,677
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2052	60	63
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2054	5,160	5,533
71

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2055	5,000	5,133
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/2050	10,000	8,931
	Sarpy County NE GO	1.500%	6/1/2030	2,390	2,187
	Sarpy County NE GO	1.500%	6/1/2031	2,470	2,204
	Sarpy County NE GO	1.500%	6/1/2031	2,435	2,172
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2059	6,025	5,231
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2062	10,795	9,338
					165,738
Nevada (0.4%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	2,010	2,016
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	9,250	9,916
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	4,190	4,492
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	430	457
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	2,235	2,502
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	5,175	5,688
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	4,200	4,241
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/2042	5,000	4,443
	Clark County NV GO	5.000%	11/1/2026	1,015	1,027
	Clark County NV GO	5.000%	11/1/2027	850	860
	Clark County NV GO	5.000%	11/1/2028	105	106
	Clark County NV GO	4.000%	6/1/2031	565	572
	Clark County NV GO	4.000%	11/1/2031	860	864
	Clark County NV GO	4.000%	11/1/2032	1,000	1,004
	Clark County NV GO	5.000%	6/1/2043	16,685	17,167
	Clark County NV GO	4.000%	7/1/2044	11,450	11,136
	Clark County NV GO	4.000%	7/1/2047	9,645	9,165
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2033	705	748
	Clark County School District GO	5.000%	6/15/2026	395	396
	Clark County School District GO	5.000%	6/15/2026	2,840	2,848
	Clark County School District GO	5.000%	6/15/2027	7,500	7,702
[1]	Clark County School District GO	5.000%	6/15/2033	1,625	1,756
[2]	Clark County School District GO	3.000%	6/15/2038	5,000	4,459
[1]	Clark County School District GO	3.000%	6/15/2039	3,000	2,645
[1]	Clark County School District GO	3.000%	6/15/2039	800	700
	Clark County School District GO	5.000%	6/15/2041	5	5
	Clark County School District GO	5.000%	6/15/2042	11,730	12,792
	Clark County School District GO	5.000%	6/15/2043	6,395	6,922
	Clark County School District GO	5.000%	6/15/2044	75	80
	Clark County Water Reclamation District GO	5.000%	7/1/2053	10,000	10,311
	Henderson NV GO	4.000%	6/1/2050	3,175	2,897
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	18,100	18,572
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2049	20,245	18,413
	Las Vegas Valley Water District GO	5.000%	6/1/2038	2,235	2,496
	Las Vegas Valley Water District GO	5.000%	6/1/2041	9,575	9,593
	Las Vegas Valley Water District GO	5.000%	6/1/2044	1,345	1,462
	Las Vegas Valley Water District GO	5.000%	6/1/2046	5,000	5,009
	Las Vegas Valley Water District GO	4.000%	6/1/2051	7,270	6,647
	Nevada GO	5.000%	5/1/2040	10	11
	Nevada GO	2.000%	5/1/2041	2,030	1,462
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2026	3,275	3,281
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2028	1,170	1,172
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2031	1,935	1,982
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2032	100	101
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2033	4,000	4,037
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	425	427
					204,582
New Hampshire (0.1%)
[1]	Manchester NH Sewer Revenue	5.250%	6/1/2054	4,025	4,261
	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	6/1/2032	4,840	5,470
	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	6/1/2035	1,200	1,395
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/2032	30,520	34,491
					45,617
New Jersey (4.5%)
	Essex County NJ GO	2.000%	9/1/2042	1,000	699
	Essex County NJ GO	2.125%	9/1/2045	1,000	662
	Essex County NJ GO	2.000%	9/1/2048	3,900	2,320
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/2028	1,995	2,088
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2027	8,155	7,771
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2028	770	710
72

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2049	4,000	4,142
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/2051	600	600
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/2051	4,500	4,236
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/2031	1,850	1,947
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2039	1,765	1,773
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	6,735	6,739
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2026	3,960	3,970
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	3,700	3,731
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/2027	1,900	1,901
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	3,640	3,644
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	13,710	14,005
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2027	8,850	9,159
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2028	2,985	2,989
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	8,180	8,372
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	400	396
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	1,950	1,958
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	3,190	3,238
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	1,720	1,723
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2043	2,195	2,263
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2046	3,810	3,561
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/2048	6,000	6,019
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2048	10,000	10,166
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2050	1,070	980
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/2044	3,015	2,897
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2044	1,800	1,857
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2049	180	183
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	1,220	1,236
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	595	604
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	285	289
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	5,715	5,818
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	1,815	1,848
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	5,090	5,182
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2037	2,350	2,387
[9]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2026	7,500	7,557
[9]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2027	18,555	19,144
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	10,070	10,095
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	20,000	20,789
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	1,000	1,125
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2036	1,250	1,428
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	5,545	5,603
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2027	4,145	4,218
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2033	1,695	1,803
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2035	110	116
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2036	2,000	2,107
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2037	3,210	3,230
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	9,215	9,231
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2039	4,150	4,133
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2044	30	29
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2034	3,890	4,124
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2044	600	618
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2033	1,220	1,357
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.250%	11/1/2047	6,050	6,374
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2052	6,375	6,528
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (St. Government Buildings Project)	5.000%	6/15/2033	4,895	5,058
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2029	1,230	1,277
73

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	2,300	2,351
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	130	133
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2047	2,400	2,435
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	4,090	4,202
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	1,500	1,541
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2026	600	601
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2037	9,000	9,399
[2]	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.125%	6/15/2039	65	66
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2043	6,055	6,242
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2027	12,620	12,882
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	575	591
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2032	12,195	13,735
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2035	1,760	2,019
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2037	1,045	1,184
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2038	5,280	5,951
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2041	1,000	741
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2041	17,565	19,510
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2044	7,655	8,342
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2045	445	443
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	3,315	3,400
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	1,030	749
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/2053	7,745	7,433
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/2054	16,345	17,394
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	24,630	27,063
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	14,500	16,675
	New Jersey GO	2.000%	6/1/2026	2,000	1,998
	New Jersey GO	5.000%	6/1/2026	21,860	21,900
	New Jersey GO	2.000%	6/1/2027	5,000	4,939
	New Jersey GO	5.000%	6/1/2027	19,395	19,892
	New Jersey GO	5.000%	6/1/2028	23,860	25,076
	New Jersey GO	5.000%	6/1/2029	27,950	30,002
	New Jersey GO	5.000%	6/1/2029	4,810	4,934
	New Jersey GO	4.000%	6/1/2030	18,340	19,308
	New Jersey GO	4.000%	6/1/2031	15,040	15,949
	New Jersey GO	3.000%	6/1/2032	10,000	10,023
	New Jersey GO	4.000%	6/1/2032	10,755	11,461
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2043	1,640	1,109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	2,510	2,516
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	2,000	2,005
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	2,015	1,979
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	10,865	10,673
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	5,120	5,187
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	1,410	1,428
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	10,335	10,363
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	4,035	4,131
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	2,115	2,166
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	10,900	10,411
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	5,000	4,775
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	2,715	2,809
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	2,120	2,194
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	15,650	15,692
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	14,825	14,865
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,195	1,253
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	5,000	5,242
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,035	1,085
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	11,535	10,684
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	2,335	2,163
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	3,705	3,432
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	1,720	1,822
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	2,475	2,482
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	33,865	33,956
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	23,890	21,468
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	21,085	18,914
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2029	2,695	2,848
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	5,315	5,329
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	1,150	1,153
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	8,090	8,802
74

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	1,360	1,181
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	6,040	5,243
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	1,570	1,572
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	28,255	28,326
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	2,905	3,206
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	27,800	23,316
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	4,485	3,762
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	4,360	4,457
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	775	832
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	505	555
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	755	843
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	5,010	5,595
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	13,085	10,607
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	16,435	17,257
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	1,425	1,559
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	5,000	5,637
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2033	1,850	1,438
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	22,890	23,984
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2034	1,695	1,739
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	4,270	4,720
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	4,700	3,507
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	10,425	10,901
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2035	16,180	16,528
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2035	6,600	7,261
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2035	5,640	6,287
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	590	422
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	6,485	4,635
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2035	1,695	1,769
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2036	2,440	2,470
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2036	9,505	10,403
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	5,760	3,937
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	445	304
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	5,710	6,220
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	1,610	1,775
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	10,425	6,817
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	5,460	3,570
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2037	4,710	4,740
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2038	1,515	1,662
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	4,505	2,805
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/2038	130	131
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	2,000	1,981
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	3,870	4,055
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	4,565	4,506
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2040	225	244
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	11,000	6,191
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2042	3,775	3,706
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	6,000	5,945
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/2046	2,435	2,579
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2030	3,190	3,368
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	5,000	5,518
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	2,075	2,181
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	300	332
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	1,815	2,002
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	10	11
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	1,500	1,634
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	6,525	7,162
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	1,040	1,158
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	3,555	4,012
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	1,020	1,114
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	2,465	2,730
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	5,000	5,609
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2036	6,635	6,687
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	1,845	2,006
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	7,500	8,362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2036	1,025	1,145
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	1,085	1,189
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	6,540	7,250
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2038	5,650	5,654
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	1,010	1,102
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	1,505	1,660
75

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	1,565	1,716
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2040	3,970	3,919
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	1,005	1,086
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	6,795	7,414
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2041	1,970	1,938
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2041	20	22
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2041	2,195	2,395
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	3,260	3,490
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	3,320	3,584
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	1,195	1,282
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	3,180	3,434
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2044	2,000	1,989
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2044	6,000	6,348
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2046	6,085	5,734
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	9,885	10,375
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	4,490	4,598
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.500%	6/15/2049	3,370	3,336
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/2050	2,000	1,464
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	275	251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	8,555	8,990
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	12/15/2032	1,000	1,155
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	6,250	6,372
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2035	3,830	4,126
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2036	55	59
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2037	5,000	5,022
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2037	3,340	3,358
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2037	1,575	1,684
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	10	10
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	6,190	6,194
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2038	1,200	1,279
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	540	492
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	2,045	2,022
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2039	6,020	6,392
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	10,825	10,685
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2040	2,280	2,413
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	11,640	11,241
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	14,900	15,355
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	11,555	10,986
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	7,680	7,964
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	4,855	4,201
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	6,115	4,477
[2]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	210	159
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	5,345	4,913
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2050	6,110	6,232
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	22,010	24,580
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	21,000	23,853
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	1,255	1,399
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	20,000	22,714
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	14,045	15,842
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	6,555	7,226
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	16,000	17,935
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	3,665	4,020
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	10,060	11,219
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2039	7,525	8,341
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	5,205	5,865
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	1,665	1,678
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	10,000	11,013
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	2,825	3,099
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	10,020	11,175
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	5,000	4,908
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	5,075	5,524
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2042	2,340	2,553
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2030	4,000	4,352
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2030	4,100	4,462
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2033	5,000	5,637
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	4,290	4,902
76

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2038	4,385	4,936
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2039	2,200	2,460
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	30	33
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	7,365	8,137
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	10,230	11,223
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	5,360	5,800
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	9,500	10,348
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	5,005	5,404
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	4,425	4,711
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	1,000	1,070
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	7,500	6,978
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2050	30,725	31,886
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	14,075	14,867
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	10,000	10,559
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	7,500	6,864
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2055	20,330	20,903
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	30,980	32,443
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	1,845	1,491
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2033	1,700	1,322
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	980	610
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	23,825	14,094
[5,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	2,040	2,005
[1,5]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	760	747
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2037	175	115
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	26,425	16,558
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	1,045	1,047
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	4,150	4,214
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	760	772
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	3,350	3,401
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2027	1,465	1,492
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	9,510	9,744
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	1,220	1,268
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2028	195	204
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	1,480	1,540
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	600	624
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	3,275	3,478
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	20,680	21,962
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2029	800	857
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	15	16
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	12,615	13,659
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	15,000	16,496
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	5,000	5,381
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	10,000	11,156
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	16,285	18,168
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	4,425	4,826
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	2,690	2,967
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	3,085	3,491
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	4,500	5,136
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	3,180	3,534
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	605	612
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	13,140	13,295
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	3,500	4,027
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	2,420	2,794
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2037	1,050	1,059
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2037	6,900	7,087
77

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/2038	1,745	1,644
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2039	5,000	5,647
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	18,275	18,256
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	175	175
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	8,195	8,960
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	4,160	4,527
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	5,300	5,850
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	6,750	7,302
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	5,780	6,331
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	7,500	8,056
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	5,305	5,763
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2046	2,335	2,472
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/2048	5,030	5,065
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2048	6,690	6,830
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2050	6,865	7,384
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2051	8,375	7,955
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	5,365	5,652
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/2054	7,950	7,640
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2054	15	16
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	4,000	4,270
[4]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/2032	425	452
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/2052	1,040	1,108
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/2062	2,440	2,678
	Sayreville Borough NJ GO	2.000%	11/1/2031	1,390	1,270
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	8,020	8,288
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/2047	20	20
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	10,000	9,114
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	1,400	1,452
					2,053,074
New Mexico (0.2%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	1,555	1,559
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	2,880	2,888
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	1,195	1,227
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	1,685	1,730
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	2,370	2,490
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	4,245	4,461
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	1,240	1,301
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	7,005	7,506
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2030	740	807
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2026	5,205	5,283
	New Mexico GO	5.000%	3/1/2032	1,005	1,126
	New Mexico GO	5.000%	3/1/2033	655	743
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2026	1,500	1,506
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	495	509
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	10,000	10,505
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	1,545	1,623
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	935	1,002
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	50	55
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2032	210	236
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2032	15,000	16,267
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2033	15,000	16,212
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2035	5,000	5,365
					84,401
New York (24.0%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2032	2,000	2,293
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2033	1,500	1,743
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2039	2,600	2,731
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2040	5,065	5,297
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2043	4,250	4,763
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2045	1,935	2,114
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2046	155	167
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2049	2,470	2,502
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2050	155	163
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2053	12,010	12,473
	Battery Park City Authority Miscellaneous Revenue	5.250%	11/1/2055	14,975	15,955
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2042	1,100	1,112
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/2046	3,035	2,845
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2028	15	16
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	1,250	1,365
78

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	1,190	1,213
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	1,500	1,653
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	5,885	6,060
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	5,520	6,050
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	6,775	6,900
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	2,220	2,427
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	1,895	1,949
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	2,180	2,457
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	7,735	8,445
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	6,565	7,103
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	6,550	6,783
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	1,070	1,104
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	455	463
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	425	446
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	10,010	11,361
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2035	2,355	2,421
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	120	122
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	1,370	1,436
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	4,565	4,950
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	3,105	3,367
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	145	161
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	5,820	5,928
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	6,375	6,533
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	1,460	1,577
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	3,825	4,008
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	160	177
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	5,815	5,901
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	2,050	2,077
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	4,670	5,025
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	965	1,007
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2037	620	691
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	210	212
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	1,300	1,353
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2038	420	466
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	6,530	6,557
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	2,325	2,334
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	65	66
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	890	925
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	2,445	2,143
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	19,560	17,145
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	2,135	2,137
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	3,700	3,777
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	5,010	4,986
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	1,490	1,483
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	3,560	3,791
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	7,395	7,539
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	160	166
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	13,675	13,512
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	3,080	3,187
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	7,270	7,406
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,580	2,741
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	8,800	8,634
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	1,630	1,580
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	6,425	6,795
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	1,390	1,438
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	7,795	8,442
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	12,550	12,058
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	4,505	4,366
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	490	516
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	120	124
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	10,000	10,619
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	4,100	3,939
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	13,225	12,689
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	7,715	7,267
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2045	10,035	10,353
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	6,390	6,001
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	5,520	5,127
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	9,200	8,779
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2047	6,025	4,563
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2047	1,650	1,514
79

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	10,415	7,776
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2048	2,165	1,998
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	28,940	26,683
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	1,185	1,093
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	4,910	3,588
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	15,805	11,551
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	1,200	1,114
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	5,090	5,259
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	3,900	4,030
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2063	14,000	14,353
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	945	965
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2029	460	493
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	290	296
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	600	613
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2042	3,320	3,627
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2043	50	54
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2048	3,145	3,279
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2051	6,220	6,428
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	14,655	15,106
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2030	50	55
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2032	250	279
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2035	510	543
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	4,650	4,933
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	510	557
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	3,040	3,082
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	1,010	1,066
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2039	4,815	4,857
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2039	1,185	1,247
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	7,485	6,570
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	7,165	6,238
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	4,175	4,374
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2042	18,140	15,579
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2042	1,805	1,783
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	745	729
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	16,165	15,880
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	8,910	8,647
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	260	252
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	10,220	9,818
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	1,445	1,386
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	2,780	2,611
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	3,970	3,743
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2047	2,000	1,860
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2049	2,560	1,894
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2050	7,855	5,741
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/2051	9,860	6,483
[2]	Genesee County NY GO	3.000%	3/15/2036	1,000	953
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/2047	780	785
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2028	7,070	7,199
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2029	3,990	4,064
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2030	2,605	2,652
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2031	2,140	2,177
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	4,460	4,535
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	910	925
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	1,230	1,249
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2036	890	893
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2036	205	208
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	5,845	5,922
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	2,105	2,134
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	24,080	24,354
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	2,050	1,972
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	9,025	9,093
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/2047	5,190	3,597
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2047	14,565	13,415
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2027	20	19
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	95	98
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2028	360	337
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	25	26
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	1,705	1,718
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	335	345
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2032	365	385
80

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2033	285	299
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	1,515	1,588
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	6,615	7,582
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2034	385	403
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	3,655	3,820
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	1,375	1,383
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	5,685	6,477
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2038	1,000	1,007
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2040	4,415	4,901
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	65	65
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	5	6
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	1,775	1,814
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	2,305	2,550
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2044	7,460	8,099
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2045	1,060	1,061
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2046	7,370	7,386
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2047	8,360	8,463
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	5,865	5,828
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	22,960	22,974
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	14,995	14,965
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	19,500	19,231
[1]	Long Island Power Authority Electric Power & Light Revenue, ETM	0.000%	6/1/2026	40	40
[1]	Long Island Power Authority Electric Power & Light Revenue, ETM	0.000%	6/1/2026	70	70
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2026	360	365
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2027	520	527
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2028	715	725
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2029	580	588
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2030	650	659
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2031	7,845	7,945
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2032	490	496
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	1,010	1,017
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2033	1,690	1,744
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	6,065	6,254
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2034	1,175	1,189
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	180	185
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	495	505
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2035	2,195	2,219
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	24,970	25,201
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	10,710	11,833
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	850	861
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	8,035	8,814
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	10,175	11,075
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	65	70
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	14,115	14,176
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	5	5
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	17,450	17,563
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	5,450	5,502
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	10,010	10,516
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	10,000	10,443
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	45	47
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	100	104
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2050	235	244
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	1,785	1,595
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	2,345	2,103
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	5,000	5,014
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	925	955
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	8,360	7,427
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	250	220
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	3,235	2,853
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2054	3,480	3,650
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	675	675
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	2,270	1,987
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	14,695	11,971
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	2,150	2,177
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	1,465	1,483
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	2,985	3,022
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	835	845
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2026	10,550	10,701
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	5	5
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	9,040	9,371
81

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	100	104
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	675	691
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	255	258
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	535	541
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	1,550	1,567
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	30	31
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	14,300	14,823
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	4,595	4,869
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	500	510
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,665	1,764
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,255	1,269
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	16,345	17,070
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	5,300	5,616
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	4,440	3,989
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	4,905	5,122
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,855	1,875
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	10,800	11,655
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	5,065	5,118
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	8,250	8,597
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	10,230	11,209
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	365	369
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	12,850	13,370
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,005	3,337
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	6,330	7,029
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	25,870	20,805
Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2032	1,135	1,074
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	650	661
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	1,170	1,175
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	320	349
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	720	748
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	5,015	5,631
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	12,135	9,366
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	3,710	3,847
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	7,880	8,572
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	5,000	5,663
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	5,000	5,663
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	3,000	3,107
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	5,000	5,699
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	1,000	1,140
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	16,750	19,091
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	16,080	16,222
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	1,735	1,749
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	5,370	6,146
Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	2,295	2,082
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	6,190	6,195
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	15,315	17,036
Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/2037	820	741
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	6,675	6,685
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	5,705	5,743
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	8,280	9,152
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	6,820	6,750
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	695	684
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2039	1,170	670
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	5,120	5,342
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	7,330	7,998
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	890	482
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	3,420	3,347
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	105	108
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	1,000	1,084
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	3,050	3,333
Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	400	348
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	3,000	3,235
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	4,000	4,347
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	27,720	26,219
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	5,355	5,791
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,010	942
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,560	1,492
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	465	435
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	4,550	4,712
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	3,540	3,796
82

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	4,760	5,193
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	8,500	7,968
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	1,980	1,875
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	1,745	1,802
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	20	21
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	805	730
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,000	1,851
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/2045	14,375	14,457
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	1,000	1,018
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	1,200	1,230
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2045	3,000	3,213
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2046	405	287
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	4,245	3,873
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	935	853
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,800	5,300
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,535	5,050
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	2,020	1,852
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	250	250
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	155	155
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2047	5,045	4,585
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/2047	19,600	20,928
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	6,635	5,974
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10,000	8,867
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	45	40
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	4,540	4,111
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2048	8,405	8,502
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	7,300	6,523
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	6,000	5,279
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2049	23,690	23,925
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	4,555	3,999
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	10,000	8,714
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2050	14,995	15,131
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	1,395	1,211
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2051	2,500	2,502
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	12,745	10,997
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2052	4,525	4,592
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	16,760	17,013
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	6,000	6,199
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2056	3,640	3,641
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	9,655	9,664
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	1,610	1,612
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2057	10,715	10,744
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	9,330	9,976
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	5,470	5,395
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	10,595	10,451
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	17,925	16,074
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	15,520	16,100
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2056	9,145	9,041
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2030	485	539
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2031	1,030	1,156
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2032	990	1,052
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2032	730	816
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2033	1,315	1,392
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2033	1,625	1,808
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2034	790	876
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2035	4,675	4,902
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2035	1,410	1,557
	Nassau County NY GO	5.000%	10/1/2027	980	1,015
	Nassau County NY GO	4.000%	4/1/2043	110	110
	Nassau County NY GO	4.125%	4/1/2047	2,900	2,769
[1]	Nassau County NY GO	5.000%	7/1/2049	8,000	8,188
	Nassau County NY GO	4.000%	4/1/2053	5,000	4,608
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/2052	200	203
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	1,860	1,650
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2033	2,000	1,959
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	3,000	2,795
83

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/2038	1,925	1,478
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2040	25	22
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	30	24
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2029	3,875	4,108
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	2,150	2,315
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2032	2,785	2,876
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	500	473
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	1,475	1,187
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	790	719
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	7,100	6,359
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	6,140	5,407
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	4,000	3,730
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	1,550	1,435
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	4,610	3,411
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	11,665	8,428
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2034	3,500	2,629
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2044	250	108
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2026	4,060	4,071
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/2027	515	515
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	420	431
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	530	544
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	3,790	3,846
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	550	580
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	440	464
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	715	726
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	240	253
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	320	333
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	140	146
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	4,040	4,353
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	5,220	5,624
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	610	668
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	285	312
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	795	871
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	170	186
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	2,280	2,535
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	785	873
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	975	1,001
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	340	375
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	6,590	7,327
	New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/2032	7,075	7,090
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	525	566
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	3,215	3,337
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	7,395	8,189
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	1,060	1,163
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	610	669
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	1,055	1,083
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	120	135
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	2,325	2,621
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	12,055	13,589
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	1,410	1,417
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	4,565	4,679
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	1,595	1,701
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	570	628
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	45	51
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	2,600	2,964
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	10,845	12,365
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2033	25	26
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	5,060	5,773
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	1,985	2,218
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	1,635	1,889
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	2,255	2,484
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	3,725	4,331
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	585	663
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	345	366
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	1,450	1,656
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	10,000	11,627
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	3,215	3,738
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	8,080	9,395
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2036	8,670	8,673
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2036	260	263
84

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	2,905	2,974
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	3,360	3,587
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	22,835	25,875
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	3,650	4,230
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	3,710	4,332
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2036	7,020	7,206
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	470	440
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2037	300	300
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	150	150
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	130	131
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	7,740	7,784
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	15	15
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	4,525	4,573
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	805	823
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	135	140
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,450	1,483
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	2,340	2,744
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	4,485	4,601
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	22,400	22,693
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2038	240	240
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	9,390	9,604
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	4,485	4,533
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	45	47
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	10	11
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	3,650	3,596
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	2,495	2,590
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	4,660	5,198
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2039	2,455	2,889
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2040	540	477
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	1,020	980
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	17,455	17,293
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,725	3,944
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	7,170	7,426
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	2,880	3,027
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	8,050	8,292
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	16,605	17,104
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	8,690	8,591
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	5,670	5,605
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	2,045	2,033
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	2,300	2,443
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	10,000	9,302
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	6,195	6,135
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	11,785	11,713
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	5,955	5,898
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2043	9,030	8,943
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	130	141
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	10,795	11,869
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	20,990	17,376
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	10,520	10,266
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	2,000	1,957
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	2,885	3,058
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	110	115
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	4,770	5,204
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	340	294
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	3,165	3,066
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	15,095	14,618
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	6,000	5,811
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	1,075	1,090
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	14,620	15,007
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	3,480	3,680
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	9,060	9,671
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	3,795	2,961
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	5,050	4,808
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	20,055	19,119
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	250	238
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	9,570	9,295
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	10,530	10,559
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	2,175	2,201
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5,820	6,143
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	10	11
85

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5	5
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5,105	5,470
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	4,760	4,774
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	5,185	5,562
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2047	335	296
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	2,125	1,972
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	385	357
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	45	42
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	9,110	8,733
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2047	8,380	8,198
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	16,580	16,648
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	10,605	11,108
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	1,000	1,048
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	800	805
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	5,255	5,618
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	7,265	6,150
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	4,430	3,759
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2048	1,910	1,731
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	16,820	17,004
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	20,000	20,313
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	7,375	7,646
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	3,180	3,342
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2049	55	42
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	11,875	11,117
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	5,250	4,810
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	2,625	2,405
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	5,565	5,098
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	8,925	9,098
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	3,055	3,132
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	5,100	5,247
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	7,780	8,141
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	3,650	3,832
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,040	785
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	150	113
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	150	113
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	2,730	2,487
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	13,365	12,279
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	90	83
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	6,220	5,666
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	11,235	11,554
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	5,130	5,291
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	12,860	13,422
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2050	5,000	5,321
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	25	19
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	11,750	10,653
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	6,225	5,644
New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/2051	5,000	4,956
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	5,420	5,587
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	16,170	16,763
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	17,585	15,940
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	8,100	8,351
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	5,000	5,178
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	19,255	20,241
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2053	4,000	3,776
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	13,420	14,147
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2054	6,110	5,590
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	17,545	18,386
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	5,495	5,773
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	28,860	29,794
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	15,665	16,500
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	14,045	14,826
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2056	14,405	14,887
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	10,000	10,577
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	22,170	23,989
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	490	503
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	1,505	1,545
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	890	913
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	1,000	1,005
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	350	352
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	2,105	2,168
86

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	165	170
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	4,920	5,063
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	390	411
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	6,085	6,418
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	4,720	4,854
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	850	895
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	5,105	5,369
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	210	231
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	2,760	2,837
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	660	678
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	4,130	4,337
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	155	173
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	7,000	7,183
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	285	317
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	11,320	11,865
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	20	23
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	6,650	6,957
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	625	695
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	305	343
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	5,750	6,004
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	85	95
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	20,000	20,487
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	2,800	2,864
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	20,080	20,932
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	1,930	1,939
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	285	292
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	15,095	15,707
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	635	647
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2038	8,135	8,180
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2039	50	45
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2042	2,890	2,840
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2047	7,375	5,607
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2049	16,200	12,061
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2027	90	93
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2028	1,090	1,150
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2028	20	21
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	1,425	1,500
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	255	268
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	4,745	4,990
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	565	593
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	910	956
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	485	508
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	1,520	1,590
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	680	710
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2035	2,280	2,389
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	200	202
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2036	385	403
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	5,425	5,466
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	4,285	4,309
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	7,530	7,530
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2042	2,850	2,844
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	4,625	4,784
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	2,830	2,928
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	10,060	9,720
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2046	4,380	4,211
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	2,000	1,691
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2030	7,875	8,645
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	2,325	2,629
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2036	4,250	4,904
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2038	6,500	7,407
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	1,075	1,196
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	3,660	4,073
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	7,990	8,823
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2026	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	1,990	2,012
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	795	804
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	20,790	21,023
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	2,665	2,695
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	1,280	1,294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	6,770	6,846
87

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2027	425	438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	860	879
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	1,025	1,061
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	5,655	5,856
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	10,135	10,496
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	4,315	4,469
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	10,570	10,946
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	1,625	1,683
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	5,000	5,178
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	6,970	7,292
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	3,615	3,805
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	790	832
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,475	1,510
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	2,455	2,598
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	7,880	8,339
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	3,895	4,122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	85	88
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,015	1,074
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	340	360
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	4,925	5,212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	6,360	6,730
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	10,265	10,862
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	9,900	10,476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	5,340	5,651
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	7,500	7,936
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	1,825	1,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	7,770	8,302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	1,550	1,664
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	6,680	7,173
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	3,250	3,326
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,190	4,520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	3,000	3,237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,830	5,211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	105	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,870	5,254
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,000	4,315
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	9,480	10,228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	1,500	1,618
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	12,000	12,946
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	1,780	1,811
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	140	140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	905	926
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	4,585	4,991
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	6,690	7,283
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2030	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2030	6,700	6,736
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2030	1,545	1,590
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	355	355
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	5,840	5,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	960	1,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	350	384
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	6,455	7,084
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	260	285
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	595	653
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	4,995	5,482
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	8,525	9,356
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	4,045	4,439
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	9,965	10,937
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	5,415	5,509
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	1,605	1,642
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	2,120	2,322
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	1,625	1,633
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	1,190	1,224
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	195	216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	12,795	13,084
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	3,015	3,358
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	2,000	2,228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	370	412
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	2,915	3,247
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	3,040	3,386
88

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	11,555	12,871
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	350	356
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	4,520	4,622
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	2,560	2,564
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	3,575	3,723
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	420	458
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	1,720	1,924
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	7,000	7,829
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	2,080	2,090
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	165	185
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,140	1,255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	6,810	7,574
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,050	3,431
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	16,835	18,940
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	2,000	2,250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	13,745	15,464
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2033	1,575	1,531
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	1,025	1,042
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	1,435	1,467
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	1,370	1,372
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	1,530	1,591
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	2,785	3,032
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	4,935	5,576
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	6,085	6,114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	5,000	5,136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	730	801
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	10,215	11,104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	6,115	6,774
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,160	5,813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	36,330	41,250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	9,645	10,951
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,305	6,023
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	2,500	2,553
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	2,450	2,454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	780	810
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	3,300	3,731
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	3,720	4,033
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	510	553
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	5,155	5,880
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	2,430	2,441
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	2,085	2,140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	315	323
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	285	297
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	3,115	3,418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	1,560	1,626
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	3,245	3,596
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2034	2,545	2,624
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	420	459
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	1,355	1,441
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	6,125	6,858
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	820	865
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	4,285	4,637
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	4,425	5,033
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	5,700	6,525
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	8,865	10,147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	1,125	1,288
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	14,000	16,025
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	2,135	1,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	850	923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2035	2,390	2,456
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	11,535	11,774
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	150	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,300	3,420
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,935	4,146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	2,475	2,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	5,395	6,021
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,025	3,398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,000	3,435
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	8/1/2035	100	96
89

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	275	275
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	4,815	5,008
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	1,155	1,261
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	5,230	5,366
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	130	133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	115	118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	2,235	2,351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	2,195	2,327
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	1,735	1,991
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	31,855	36,550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	705	715
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	1,055	1,140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	2,395	2,616
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	1,585	1,585
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	3,915	4,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	3,715	3,787
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	3,585	3,590
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	4,335	4,483
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	35	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	5	6
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	20	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	2,660	2,724
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	135	140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	500	502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	3,755	4,118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	5,290	5,348
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	285	306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	9,825	10,538
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	230	253
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	2,060	2,328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	5,985	6,327
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	10,000	11,426
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2036	3,615	4,034
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2037	2,810	2,495
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	3,155	3,199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	1,820	1,959
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	1,165	1,267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	2,195	2,387
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	3,005	3,311
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	1,190	1,197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	4,010	4,080
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	3,130	3,134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,040	1,074
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	160	168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	3,630	3,882
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,800	1,987
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,590	1,765
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	6,775	7,521
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	15,390	17,196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	2,130	2,393
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	55	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	4,260	4,650
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2037	3,805	3,966
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	3,505	3,530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	4,060	4,093
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	1,040	1,058
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	10,920	11,132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	10,135	10,820
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	3,730	4,107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	5,745	6,404
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	21,035	23,562
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	4,030	4,534
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	4,630	5,145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	35	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2038	1,755	1,542
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	1,560	1,581
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	5,100	5,167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	1,910	2,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	5	5
90

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	6,660	6,737
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	90	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	8,505	8,888
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	7,340	7,468
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,035	2,235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	20	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	6,920	7,807
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/2038	465	443
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	6,400	6,406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	5,795	5,866
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	10,580	10,806
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	5,010	5,059
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	665	671
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	4,910	4,931
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	1,795	1,818
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	8,440	9,336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	16,935	18,830
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	9,480	10,541
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	3,400	3,762
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	1,160	1,016
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	3,910	4,220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	375	410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	3,375	3,726
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	1,285	1,294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	2,525	2,542
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,625	1,652
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	2,910	3,035
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	185	191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	305	334
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,185	1,303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	4,695	5,190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	6,940	7,711
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,925	2,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	4,370	4,904
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2039	625	610
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	1,590	1,579
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	8,000	8,011
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	3,010	3,034
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	8,455	8,625
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	9,665	10,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	550	490
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	6,440	6,448
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	1,835	1,844
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	715	716
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,395	2,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,240	2,471
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	24,715	27,396
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	5,040	5,587
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	12,000	13,367
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2039	5	6
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	9,330	10,033
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	11,195	12,310
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	6,535	6,543
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	7,975	8,693
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	4,860	5,378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	3,760	3,307
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2040	405	394
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	8,765	8,930
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	675	697
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2040	5,645	6,182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	9,805	9,752
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	1,265	1,260
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	3,795	3,916
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	1,680	1,827
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	10,830	11,892
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	7,055	7,784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	7,260	8,048
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	5,290	5,864
91

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	75	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2041	10,000	9,046
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	1,000	991
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	13,215	13,098
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	7,110	7,585
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	280	303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	5,075	5,018
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	4,780	4,731
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,920	3,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,665	1,807
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,000	2,181
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	6,870	7,526
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,510	2,750
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	10,000	11,083
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	6,570	5,690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	2,230	2,189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	500	489
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	10,330	10,517
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	9,540	10,229
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,715	3,832
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	365	396
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	8,070	8,798
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	10,015	11,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2042	270	236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	155	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	8,895	9,442
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	8,045	8,654
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	4,055	4,387
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	255	248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	8,050	7,806
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	5,000	4,911
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	1,000	982
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	6,015	6,481
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	2,140	2,317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	12,010	13,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2042	1,000	1,118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	1,535	1,289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	2,025	1,972
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	2,245	2,312
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2042	13,735	14,884
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	950	932
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	5,505	5,398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	70	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	2,825	3,097
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2042	5,235	5,691
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	355	345
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	7,785	7,860
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	11,170	11,796
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	7,305	7,812
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	3,670	3,952
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2043	790	688
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	55	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	2,470	2,400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	2,840	2,876
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	6,190	6,633
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	2,000	2,153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	260	282
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	35	38
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	375	410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	3,260	3,604
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2043	4,105	3,970
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2043	4,950	5,257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	6,000	5,855
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	5,700	6,183
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	1,515	1,649
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2044	9,845	9,430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	9,680	10,306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	245	257
92

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	145	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	2,240	2,138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	2,530	2,433
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	200	192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	7,020	7,490
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	410	441
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,745	2,962
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	840	906
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,535	2,755
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,545	2,766
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2044	1,035	1,146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2044	2,560	2,835
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2044	250	239
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2044	3,515	3,710
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	7,800	7,510
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	9,175	9,900
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	35	38
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	10,085	10,634
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	3,835	4,110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	3,335	2,652
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	25,115	23,897
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	2,700	2,850
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	90	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	500	530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	4,865	5,177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	5,005	5,342
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	1,015	1,086
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	5,570	5,962
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2045	5,000	5,425
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	6,180	5,887
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	7,350	7,447
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	4,415	4,157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	7,530	8,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2045	10,285	11,201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2046	1,340	1,254
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	55	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	4,505	4,773
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	4,085	3,218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	2,540	2,658
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	120	126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	18,220	19,189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	9,000	9,478
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2046	4,750	4,432
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	60	63
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	1,685	1,779
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	13,255	13,657
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	1,070	1,102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	45	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2047	5,400	5,686
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2047	10,000	9,172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	8,840	9,177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	14,685	15,291
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	8,495	8,864
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2047	10,575	8,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	3,155	3,291
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2048	6,690	6,918
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	120	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	10,000	10,348
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	3,350	3,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	10,655	11,229
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	7,860	8,296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	6,760	7,154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	7,500	7,959
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	8,000	8,511
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	3,170	3,373
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/2048	3,750	2,511
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	90	69
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	3,465	3,201
93

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	7,285	7,731
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2049	7,090	7,304
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2049	10,085	10,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2049	405	427
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2049	7,200	7,765
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	2/1/2050	17,195	18,642
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	10,820	11,132
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	5,165	5,314
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	7,960	8,328
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	25	26
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	7,500	8,125
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	8,015	8,257
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	10,000	10,328
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/2051	2,015	1,214
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	10,110	9,112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	1,025	924
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	13,830	12,632
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	17,790	18,311
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2051	7,905	8,264
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2051	2,500	2,690
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.125%	5/1/2052	8,500	7,844
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	9,000	9,454
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2052	11,785	12,619
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.500%	11/1/2052	3,750	3,698
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2053	17,180	17,642
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	19,550	20,370
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2053	3,515	3,591
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	7,500	8,066
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2053	18,020	18,458
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.250%	2/1/2054	4,500	4,218
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.250%	5/1/2054	21,000	19,667
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2054	7,665	7,858
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	7,500	7,839
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	30,640	32,088
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.550%	5/1/2026	18,060	18,060
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/2026	20	20
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2033	4,400	4,542
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2034	2,925	2,137
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2036	700	466
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2037	1,600	1,015
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2039	500	287
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2040	650	355
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2043	345	159
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2045	100	96
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2045	4,750	4,752
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2047	12,525	4,573
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2049	11,640	3,791
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2051	4,850	1,414
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2054	15,650	3,868
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2055	5,000	1,169
	New York GO	5.000%	3/15/2042	5,730	6,485
	New York GO	3.500%	3/1/2043	295	281
	New York GO	5.000%	3/15/2043	1,000	1,123
	New York GO	5.000%	3/15/2044	1,000	1,113
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	605	505
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/2043	5,235	5,077
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	430	331
	New York NY GO	5.000%	8/1/2026	2,115	2,116
	New York NY GO	5.000%	8/1/2026	785	789
	New York NY GO	5.000%	8/1/2026	2,850	2,866
	New York NY GO	5.000%	8/1/2026	910	915
	New York NY GO	5.000%	8/1/2026	10,000	10,056
	New York NY GO	5.000%	8/1/2026	3,305	3,324
	New York NY GO	5.000%	8/1/2026	1,130	1,136
	New York NY GO	5.000%	3/1/2027	135	138
	New York NY GO	5.000%	8/1/2027	7,235	7,239
	New York NY GO	5.000%	8/1/2027	3,620	3,726
	New York NY GO	5.000%	8/1/2027	1,330	1,369
	New York NY GO	5.000%	8/1/2027	6,580	6,689
	New York NY GO	5.000%	8/1/2027	11,335	11,667
94

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/2027	1,840	1,894
New York NY GO	5.000%	8/1/2027	6,340	6,525
New York NY GO	5.000%	8/1/2027	1,310	1,348
New York NY GO	5.000%	8/1/2027	3,770	3,880
New York NY GO	5.000%	8/1/2027	315	324
New York NY GO	5.000%	8/1/2027	7,280	7,493
New York NY GO	5.000%	8/1/2027	1,725	1,775
New York NY GO	5.000%	9/1/2027	175	180
New York NY GO	5.000%	9/1/2027	3,165	3,264
New York NY GO	5.000%	8/1/2028	185	186
New York NY GO	5.000%	8/1/2028	8,145	8,281
New York NY GO	5.000%	8/1/2028	4,665	4,795
New York NY GO	5.000%	8/1/2028	1,925	2,002
New York NY GO	5.000%	8/1/2028	6,105	6,417
New York NY GO	5.000%	8/1/2028	5,655	5,658
New York NY GO	5.000%	8/1/2028	8,275	8,698
New York NY GO	5.000%	8/1/2028	9,075	9,538
New York NY GO	5.000%	8/1/2028	1,090	1,146
New York NY GO	5.000%	8/1/2028	155	163
New York NY GO	5.000%	8/1/2028	1,000	1,051
New York NY GO	5.000%	8/1/2028	11,960	12,571
New York NY GO	5.000%	8/1/2028	3,460	3,637
New York NY GO	5.000%	9/1/2028	40	42
New York NY GO	5.000%	9/1/2028	5,935	6,249
New York NY GO	5.000%	10/1/2028	50	53
New York NY GO	5.000%	2/1/2029	9,490	10,073
New York NY GO	5.000%	8/1/2029	495	498
New York NY GO	5.000%	8/1/2029	195	200
New York NY GO	5.000%	8/1/2029	45	45
New York NY GO	5.000%	8/1/2029	2,450	2,546
New York NY GO	5.000%	8/1/2029	15,420	16,523
New York NY GO	5.000%	8/1/2029	1,000	1,072
New York NY GO	5.000%	8/1/2029	11,610	12,441
New York NY GO	5.000%	8/1/2029	890	954
New York NY GO	5.000%	8/1/2029	1,530	1,639
New York NY GO	5.000%	8/1/2029	1,505	1,613
New York NY GO	5.000%	8/1/2029	200	212
New York NY GO	5.000%	8/1/2029	730	782
New York NY GO	5.000%	8/1/2029	4,130	4,425
New York NY GO	5.000%	8/1/2029	8,800	9,430
New York NY GO	5.000%	8/1/2029	4,200	4,500
New York NY GO	5.000%	9/1/2029	5,020	5,387
New York NY GO	5.000%	10/1/2029	185	199
New York NY GO	5.000%	2/1/2030	10,000	10,808
New York NY GO	5.000%	4/1/2030	1,000	1,084
New York NY GO	5.000%	8/1/2030	350	350
New York NY GO	5.000%	8/1/2030	2,230	2,241
New York NY GO	5.000%	8/1/2030	3,585	3,603
New York NY GO	5.000%	8/1/2030	2,425	2,517
New York NY GO	5.000%	8/1/2030	2,320	2,528
New York NY GO	5.000%	8/1/2030	10,000	10,897
New York NY GO	5.000%	8/1/2030	4,070	4,435
New York NY GO	5.000%	8/1/2030	8,725	9,508
New York NY GO	5.000%	8/1/2030	4,590	5,002
New York NY GO	5.000%	8/1/2030	520	567
New York NY GO	5.000%	8/1/2030	13,310	14,504
New York NY GO	5.000%	8/1/2030	7,450	8,118
New York NY GO	5.000%	8/1/2030	15,000	16,346
New York NY GO	5.000%	8/1/2030	20,000	21,794
New York NY GO	5.000%	9/1/2030	5,000	5,456
New York NY GO	5.000%	10/1/2030	3,000	3,217
New York NY GO	5.250%	10/1/2030	1,360	1,405
New York NY GO	5.000%	12/1/2030	595	602
New York NY GO	5.000%	3/1/2031	2,000	2,196
New York NY GO	4.000%	8/1/2031	5,000	5,006
New York NY GO	5.000%	8/1/2031	4,845	4,848
New York NY GO	5.000%	8/1/2031	1,150	1,192
New York NY GO	5.000%	8/1/2031	13,705	14,836
New York NY GO	5.000%	8/1/2031	1,265	1,369
New York NY GO	5.000%	8/1/2031	250	264
95

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/2031	4,145	4,577
New York NY GO	5.000%	8/1/2031	13,490	14,896
New York NY GO	5.000%	8/1/2031	20,910	23,090
New York NY GO	5.000%	8/1/2031	6,255	6,907
New York NY GO	5.000%	9/1/2031	3,000	3,316
New York NY GO	5.000%	10/1/2031	60	64
New York NY GO	5.250%	10/1/2031	8,115	8,374
New York NY GO	5.000%	12/1/2031	720	728
New York NY GO	5.000%	4/1/2032	300	328
New York NY GO	5.000%	5/1/2032	35	39
New York NY GO	4.000%	8/1/2032	610	611
New York NY GO	5.000%	8/1/2032	1,185	1,250
New York NY GO	5.000%	8/1/2032	240	248
New York NY GO	5.000%	8/1/2032	1,155	1,246
New York NY GO	5.000%	8/1/2032	5,015	5,607
New York NY GO	5.000%	8/1/2032	2,255	2,479
New York NY GO	5.000%	8/1/2032	190	212
New York NY GO	5.000%	8/1/2032	19,415	21,708
New York NY GO	5.000%	8/1/2032	7,000	7,827
New York NY GO	5.000%	8/1/2032	5,665	6,334
New York NY GO	5.000%	10/1/2032	235	251
New York NY GO	5.000%	10/1/2032	50	56
New York NY GO	5.250%	10/1/2032	20	21
New York NY GO	5.000%	12/1/2032	775	784
New York NY GO	3.250%	3/1/2033	85	85
New York NY GO	5.000%	3/1/2033	4,750	5,342
New York NY GO	5.000%	4/1/2033	2,125	2,205
New York NY GO	5.000%	4/1/2033	255	278
New York NY GO	5.000%	4/1/2033	5,140	5,785
New York NY GO	3.500%	6/1/2033	40	40
New York NY GO	4.000%	8/1/2033	90	90
New York NY GO	5.000%	8/1/2033	1,525	1,532
New York NY GO	5.000%	8/1/2033	260	274
New York NY GO	5.000%	8/1/2033	1,500	1,614
New York NY GO	5.000%	8/1/2033	1,175	1,264
New York NY GO	5.000%	8/1/2033	1,105	1,211
New York NY GO	5.000%	8/1/2033	9,880	11,156
New York NY GO	5.000%	10/1/2033	1,555	1,656
New York NY GO	5.250%	10/1/2033	300	309
New York NY GO	5.000%	12/1/2033	2,385	2,411
New York NY GO	5.000%	12/1/2033	985	1,033
New York NY GO	5.250%	3/1/2034	2,725	2,831
New York NY GO	5.000%	4/1/2034	1,310	1,357
New York NY GO	5.000%	4/1/2034	10	11
New York NY GO	5.000%	4/1/2034	2,145	2,437
New York NY GO	5.000%	5/1/2034	520	574
New York NY GO	3.000%	8/1/2034	525	503
New York NY GO	4.000%	8/1/2034	125	126
New York NY GO	4.000%	8/1/2034	500	513
New York NY GO	4.000%	8/1/2034	75	77
New York NY GO	4.000%	8/1/2034	145	145
New York NY GO	5.000%	8/1/2034	2,145	2,254
New York NY GO	5.000%	8/1/2034	2,090	2,241
New York NY GO	5.000%	8/1/2034	5,160	5,786
New York NY GO	5.000%	8/1/2034	475	533
New York NY GO	5.000%	8/1/2034	95	102
New York NY GO	5.000%	8/1/2034	10,275	11,700
New York NY GO	5.000%	8/1/2034	6,540	7,447
New York NY GO	5.000%	9/1/2034	1,595	1,767
New York NY GO	3.000%	10/1/2034	520	500
New York NY GO	5.000%	10/1/2034	6,845	7,273
New York NY GO	5.000%	10/1/2034	220	244
New York NY GO	5.000%	12/1/2034	100	101
New York NY GO	5.000%	2/1/2035	5,000	5,704
New York NY GO	3.000%	3/1/2035	2,105	2,022
New York NY GO	5.250%	3/1/2035	6,150	6,377
New York NY GO	5.000%	4/1/2035	2,155	2,397
New York NY GO	5.000%	4/1/2035	1,750	1,898
New York NY GO	5.000%	4/1/2035	5,260	5,927
New York NY GO	5.000%	6/1/2035	5	5
96

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	4.000%	8/1/2035	195	195
New York NY GO	5.000%	8/1/2035	4,595	4,912
New York NY GO	5.000%	8/1/2035	430	455
New York NY GO	5.000%	8/1/2035	10,705	12,086
New York NY GO	5.000%	8/1/2035	8,215	9,394
New York NY GO	5.000%	9/1/2035	575	633
New York NY GO	4.000%	10/1/2035	165	168
New York NY GO	5.000%	10/1/2035	3,055	3,125
New York NY GO	5.000%	10/1/2035	390	430
New York NY GO	5.000%	12/1/2035	1,145	1,156
New York NY GO	5.000%	12/1/2035	170	177
New York NY GO	5.000%	2/1/2036	7,000	7,973
New York NY GO	5.000%	2/1/2036	4,105	4,703
New York NY GO	4.000%	3/1/2036	55	56
New York NY GO	4.000%	3/1/2036	95	96
New York NY GO	5.000%	3/1/2036	1,585	1,709
New York NY GO	5.000%	4/1/2036	7,605	7,847
New York NY GO	5.000%	4/1/2036	1,025	1,134
New York NY GO	5.000%	4/1/2036	5,105	5,719
New York NY GO	3.000%	8/1/2036	2,150	2,045
New York NY GO	4.000%	8/1/2036	170	170
New York NY GO	4.000%	8/1/2036	80	81
New York NY GO	5.000%	8/1/2036	4,130	4,400
New York NY GO	5.000%	8/1/2036	7,565	8,490
New York NY GO	5.000%	8/1/2036	7,030	7,935
New York NY GO	5.000%	8/1/2036	3,095	3,552
New York NY GO	5.000%	9/1/2036	200	219
New York NY GO	5.000%	10/1/2036	55	60
New York NY GO	5.000%	10/1/2036	4,790	5,441
New York NY GO	4.000%	12/1/2036	25	25
New York NY GO	5.000%	12/1/2036	155	161
New York NY GO	5.000%	2/1/2037	14,010	15,848
New York NY GO	5.000%	2/1/2037	1,215	1,389
New York NY GO	5.000%	3/1/2037	435	467
New York NY GO	5.000%	4/1/2037	30	31
New York NY GO	5.000%	4/1/2037	1,780	1,960
New York NY GO	5.000%	5/1/2037	780	847
New York NY GO	4.000%	8/1/2037	1,690	1,700
New York NY GO	4.000%	8/1/2037	3,130	3,157
New York NY GO	5.000%	8/1/2037	3,820	3,835
New York NY GO	5.000%	8/1/2037	2,195	2,422
New York NY GO	5.000%	9/1/2037	645	702
New York NY GO	4.000%	10/1/2037	25	25
New York NY GO	5.000%	10/1/2037	7,835	7,993
New York NY GO	5.000%	12/1/2037	140	145
New York NY GO	5.000%	12/1/2037	6,800	6,861
New York NY GO	5.000%	2/1/2038	10,000	11,217
New York NY GO	3.500%	3/1/2038	805	752
New York NY GO	5.000%	3/1/2038	75	79
New York NY GO	3.375%	4/1/2038	595	565
New York NY GO	5.000%	4/1/2038	3,060	3,352
New York NY GO	5.250%	5/1/2038	35	38
New York NY GO	5.000%	8/1/2038	12,075	12,119
New York NY GO	5.000%	8/1/2038	205	217
New York NY GO	5.000%	8/1/2038	2,000	2,196
New York NY GO	5.000%	9/1/2038	10	11
New York NY GO	5.000%	9/1/2038	11,160	12,362
New York NY GO	5.000%	10/1/2038	12,755	12,999
New York NY GO	5.000%	10/1/2038	70	74
New York NY GO	5.250%	10/1/2038	65	72
New York NY GO	5.000%	12/1/2038	3,035	3,061
New York NY GO	5.000%	12/1/2038	5,275	5,465
New York NY GO	5.000%	3/1/2039	60	63
New York NY GO	5.000%	3/1/2039	500	533
New York NY GO	5.000%	3/1/2039	3,440	3,779
New York NY GO	5.000%	4/1/2039	835	857
New York NY GO	5.000%	4/1/2039	2,005	2,181
New York NY GO	5.000%	4/1/2039	4,150	4,561
New York NY GO	5.250%	5/1/2039	30	33
New York NY GO	4.000%	8/1/2039	4,010	4,002
97

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	4.000%	8/1/2039	90	89
New York NY GO	5.000%	8/1/2039	4,305	4,503
New York NY GO	5.000%	8/1/2039	30	33
New York NY GO	5.000%	9/1/2039	935	1,009
New York NY GO	5.000%	10/1/2039	10,160	10,343
New York NY GO	5.000%	10/1/2039	6,560	7,294
New York NY GO	5.250%	10/1/2039	3,015	3,307
New York NY GO	5.000%	12/1/2039	90	93
New York NY GO	5.000%	2/1/2040	4,610	5,153
New York NY GO	5.000%	3/1/2040	125	131
New York NY GO	5.000%	4/1/2040	2,100	2,275
New York NY GO	5.000%	4/1/2040	3,000	3,282
New York NY GO	4.250%	5/1/2040	10,500	10,616
New York NY GO	4.000%	8/1/2040	4,570	4,496
New York NY GO	4.000%	8/1/2040	30	30
New York NY GO	5.000%	8/1/2040	2,350	2,555
New York NY GO	5.000%	9/1/2040	5,390	5,905
New York NY GO	5.250%	9/1/2040	2,345	2,560
New York NY GO	4.000%	10/1/2040	6,545	6,428
New York NY GO	4.000%	10/1/2040	655	641
New York NY GO	5.000%	10/1/2040	3,935	4,350
New York NY GO	5.250%	10/1/2040	15	16
New York NY GO	5.000%	12/1/2040	2,660	2,748
New York NY GO	5.000%	2/1/2041	7,720	8,484
New York NY GO	5.000%	2/1/2041	4,000	4,431
New York NY GO	3.000%	3/1/2041	75	63
New York NY GO	5.000%	4/1/2041	3,780	4,072
New York NY GO	5.250%	5/1/2041	2,450	2,656
New York NY GO	4.000%	8/1/2041	2,505	2,462
New York NY GO	5.000%	8/1/2041	2,240	2,420
New York NY GO	5.000%	8/1/2041	2,505	2,764
New York NY GO	5.000%	9/1/2041	115	123
New York NY GO	5.000%	9/1/2041	9,215	10,050
New York NY GO	3.000%	10/1/2041	5,110	4,324
New York NY GO	4.000%	10/1/2041	7,930	7,739
New York NY GO	5.250%	10/1/2041	4,000	4,357
New York NY GO	4.000%	12/1/2041	1,180	1,158
New York NY GO	5.000%	12/1/2041	11,500	11,581
New York NY GO	5.000%	2/1/2042	4,050	4,417
New York NY GO	5.000%	2/1/2042	5,010	5,505
New York NY GO	4.000%	3/1/2042	3,835	3,749
New York NY GO	4.000%	3/1/2042	25	24
New York NY GO	5.000%	3/1/2042	40	42
New York NY GO	5.000%	3/1/2042	1,000	1,079
New York NY GO	4.000%	4/1/2042	1,000	977
New York NY GO	5.250%	5/1/2042	260	280
New York NY GO	4.000%	8/1/2042	2,250	2,180
New York NY GO	4.000%	8/1/2042	5,195	5,076
New York NY GO	5.000%	8/1/2042	3,610	3,876
New York NY GO	5.000%	9/1/2042	1,515	1,614
New York NY GO	5.000%	9/1/2042	12,825	13,890
New York NY GO	5.250%	9/1/2042	150	162
New York NY GO	3.250%	10/1/2042	1,755	1,497
New York NY GO	5.000%	10/1/2042	3,000	3,125
New York NY GO	5.000%	10/1/2042	10,495	11,461
New York NY GO	5.250%	10/1/2042	11,490	12,447
New York NY GO	4.000%	12/1/2042	1,365	1,321
New York NY GO	5.000%	2/1/2043	7,020	7,662
New York NY GO	5.000%	3/1/2043	1,855	1,926
New York NY GO	5.000%	3/1/2043	7,000	7,337
New York NY GO	5.000%	3/1/2043	5,065	5,435
New York NY GO	5.000%	4/1/2043	13,000	13,254
New York NY GO	5.000%	4/1/2043	565	607
New York NY GO	5.250%	5/1/2043	1,700	1,825
New York NY GO	5.000%	8/1/2043	2,695	2,809
New York NY GO	5.000%	8/1/2043	3,165	3,381
New York NY GO	5.000%	9/1/2043	3,450	3,716
New York NY GO	5.000%	10/1/2043	13,875	15,059
New York NY GO	5.250%	10/1/2043	405	437
New York NY GO	4.000%	12/1/2043	1,195	1,136
98

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	2/1/2044	10,900	11,798
	New York NY GO	4.000%	3/1/2044	1,010	972
	New York NY GO	5.000%	3/1/2044	55	59
	New York NY GO	5.000%	4/1/2044	2,965	3,162
	New York NY GO	5.250%	4/1/2044	60	65
	New York NY GO	4.000%	8/1/2044	800	763
	New York NY GO	5.000%	8/1/2044	1,015	1,078
	New York NY GO	5.000%	8/1/2044	3,605	3,866
	New York NY GO	5.000%	9/1/2044	15,050	16,094
	New York NY GO	3.000%	10/1/2044	1,085	881
	New York NY GO	5.000%	10/1/2044	1,195	1,287
	New York NY GO	5.000%	12/1/2044	9,000	9,212
	New York NY GO	5.000%	2/1/2045	5,335	5,714
	New York NY GO	5.250%	2/1/2045	2,480	2,703
	New York NY GO	3.000%	3/1/2045	50	40
	New York NY GO	3.625%	3/1/2045	305	271
	New York NY GO	5.000%	3/1/2045	5,040	5,327
	New York NY GO	5.500%	5/1/2045	1,535	1,648
	New York NY GO	3.000%	8/1/2045	750	595
	New York NY GO	5.000%	8/1/2045	1,925	2,027
	New York NY GO	5.000%	8/1/2045	5,010	5,352
	New York NY GO	5.000%	10/1/2045	11,650	12,423
	New York NY GO	5.250%	2/1/2046	7,360	7,965
	New York NY GO	4.000%	3/1/2046	6,000	5,638
	New York NY GO	3.500%	4/1/2046	3,220	2,753
	New York NY GO	5.500%	5/1/2046	2,000	2,130
	New York NY GO	5.000%	8/1/2046	5,000	5,263
	New York NY GO	5.000%	10/1/2046	11,875	12,484
	New York NY GO	5.250%	2/1/2047	2,430	2,608
	New York NY GO	5.250%	4/1/2047	7,755	8,142
	New York NY GO	5.250%	4/1/2047	2,115	2,233
	New York NY GO	5.000%	8/1/2047	13,880	14,269
	New York NY GO	5.000%	8/1/2047	2,500	2,598
	New York NY GO	5.000%	9/1/2047	18,265	18,950
	New York NY GO	5.250%	10/1/2047	3,855	4,035
	New York NY GO	5.250%	10/1/2047	5,200	5,535
	New York NY GO	5.250%	2/1/2048	7,500	7,932
	New York NY GO	5.250%	2/1/2048	4,810	5,102
	New York NY GO	5.500%	4/1/2048	7,500	8,030
	New York NY GO	5.000%	9/1/2048	9,095	9,406
	New York NY GO	5.000%	10/1/2048	9,405	9,761
	New York NY GO	5.250%	2/1/2049	4,810	5,085
	New York NY GO	5.250%	3/1/2049	11,000	11,505
	New York NY GO	5.500%	4/1/2049	10,455	11,140
	New York NY GO	4.500%	5/1/2049	10,050	9,748
	New York NY GO	5.250%	2/1/2050	6,500	6,830
	New York NY GO	5.250%	2/1/2050	4,000	4,214
	New York NY GO	4.000%	3/1/2050	20,000	18,076
	New York NY GO	5.000%	3/1/2050	1,675	1,711
	New York NY GO	4.000%	4/1/2050	7,760	7,099
	New York NY GO	5.000%	4/1/2050	2,500	2,567
	New York NY GO	3.000%	8/1/2050	25	18
	New York NY GO	5.000%	8/1/2050	6,000	6,177
	New York NY GO	5.250%	8/1/2050	10,000	10,485
	New York NY GO	5.500%	8/1/2050	3,470	3,736
	New York NY GO	5.250%	9/1/2050	5,000	5,233
	New York NY GO	3.000%	3/1/2051	1,970	1,427
[2]	New York NY GO	3.000%	3/1/2051	3,165	2,309
	New York NY GO	5.000%	8/1/2051	2,050	2,104
	New York NY GO	5.250%	10/1/2051	12,500	13,116
	New York NY GO	5.250%	2/1/2053	4,660	4,870
	New York NY GO	5.250%	2/1/2053	9,285	9,738
	New York NY GO	5.250%	3/1/2053	17,170	17,844
	New York NY GO	4.125%	8/1/2053	10,875	9,958
	New York NY GO	5.000%	8/1/2053	5,000	5,118
	New York NY GO	5.250%	8/1/2053	4,000	4,188
	New York NY GO	4.125%	3/1/2054	5,000	4,563
	New York NY GO	5.250%	4/1/2054	13,005	13,507
	New York NY GO	4.250%	8/1/2055	3,000	2,763
	New York NY GO	5.000%	10/1/2055	24,930	25,451
99

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO VRDO	3.500%	5/1/2026	3,715	3,715
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	12,470	12,055
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2049	1,585	1,469
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	24,005	21,974
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	24,130	21,608
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2060	1,580	1,393
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2027	925	962
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	5,265	4,995
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2061	7,965	7,066
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	2,205	2,214
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2027	270	280
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	410	427
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	6,255	6,728
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	245	269
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	3,310	3,628
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	590	592
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	100	112
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	4,760	5,304
[5]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2031	310	334
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	4,000	4,519
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	2,145	2,197
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2032	1,125	1,291
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	350	351
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	315	322
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	370	395
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2033	40	47
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,880	1,922
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	510	543
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2034	90	103
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	890	894
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	9,000	10,444
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	1,415	1,420
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	7,810	7,647
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	2,385	2,392
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	20,000	23,317
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	600	625
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	12,375	12,805
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2039	4,980	4,980
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,955	1,959
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	110	107
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	2,850	2,844
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	2,375	2,694
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	2,455	2,152
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2041	865	862
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	2,290	2,291
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,320	1,383
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2042	3,000	3,042
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2043	1,350	1,319
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	5,010	5,560
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	5,670	5,298
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	5,005	5,507
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	6,675	6,427
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	5,005	5,438
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	1,200	1,143
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	5,340	4,921
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2046	5,000	5,377
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	15,120	17,243
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	50	50
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2047	500	446
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	465	524
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	11,735	13,146
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	5,715	5,862
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	6,250	6,326
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2049	1,750	1,787
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2050	6,835	5,989
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	10,625	10,836
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	1,440	1,483
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2050	5,000	4,871
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	150	167
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2051	5,475	5,640
100

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2051	5,500	5,830
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	2,495	2,115
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	1,930	1,952
New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	35,610	38,474
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	2,250	2,273
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	7,000	7,353
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	2,000	2,104
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2041	3,230	3,246
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	1,740	1,602
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2027	2,690	2,746
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2028	25	26
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	2,575	2,692
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	10	10
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	7,500	7,840
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	1,340	1,435
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	5,000	5,341
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	1,575	1,683
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	3,915	4,255
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	650	669
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	620	631
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	1,500	1,633
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	120	126
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	360	385
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	140	152
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	4,530	4,931
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	4,075	4,435
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	7,350	8,000
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,070	1,100
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,120	1,139
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,580	1,707
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	2,925	3,077
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	570	608
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	745	814
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	6,135	6,780
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	1,990	2,199
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	13,615	15,047
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	6,510	6,617
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	1,500	1,540
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	555	591
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	4,585	4,995
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	2,150	2,257
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,365	6,000
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,340	5,972
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,010	5,603
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	5,625	6,056
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	110	113
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	1,065	1,073
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	275	306
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	2,185	2,320
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	15,325	17,332
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2034	1,320	1,328
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	8,295	8,502
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	775	833
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	385	387
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2034	700	721
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2034	205	215
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	2,050	2,172
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	455	458
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	5,000	5,708
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	5,000	5,708
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	8,000	9,132
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2035	310	311
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	12,155	13,036
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/2035	19,315	18,957
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2035	8,930	9,149
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2035	1,300	1,355
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	560	564
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,540	1,700
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,995	2,109
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,565	1,783
101

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	4,070	4,676
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	2,890	2,942
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	1,045	1,069
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	5,330	5,403
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/2036	2,840	2,750
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2036	10,000	10,200
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	13,975	14,067
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	2,075	2,189
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	795	873
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	4,200	4,751
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	1,555	1,708
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	1,495	1,724
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	9,280	10,704
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2037	245	227
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	3,360	3,402
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	505	516
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	235	238
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2037	485	472
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	5,535	5,614
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	5,805	5,932
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	920	969
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	1,120	1,224
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	5,130	5,773
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2037	115	121
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2038	19,830	19,990
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	1,310	1,326
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	915	934
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2038	195	177
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	14,885	15,066
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	18,025	18,244
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	5,085	5,345
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	13,530	15,144
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2038	4,000	4,188
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2039	2,630	2,641
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	3,195	3,207
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	13,915	13,996
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	9,095	9,148
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	7,065	7,406
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	3,845	4,281
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	6,810	7,749
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	6,595	6,619
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	1,000	883
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	9,210	9,244
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	460	462
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	5,125	5,314
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	25	27
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	7,455	8,268
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	5,130	5,738
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	2,130	2,137
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	720	764
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	1,730	1,506
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	6,830	5,938
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	2,270	2,440
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	2,230	2,455
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	18,000	19,970
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	2,095	2,128
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	6,645	6,665
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	2,555	2,185
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	1,365	1,347
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	12,145	13,247
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	375	390
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	9,220	9,243
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	2,525	2,562
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	145	142
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	1,220	1,199
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	11,555	12,486
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,245	1,292
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	9,145	10,037
102

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2044	2,220	2,130
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	270	262
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	3,180	3,086
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	17,060	18,287
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	250	259
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	10	11
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	5,000	5,435
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2045	175	164
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	10,000	9,570
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	1,540	1,581
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	3,725	3,993
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	7,305	7,853
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2046	17,000	15,788
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	10,000	9,347
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	5,210	4,870
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	24,735	25,947
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	8,230	8,752
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	41,305	38,378
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	5,420	4,996
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	1,465	1,362
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	9,340	8,723
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	1,530	1,569
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	15,000	15,784
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2048	2,050	2,119
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	620	573
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	1,195	1,096
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	14,245	13,169
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	1,000	917
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2048	19,990	21,192
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2049	6,190	5,635
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2049	9,990	7,378
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	1,000	911
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	7,500	6,836
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	8,330	7,642
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2049	11,245	11,900
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2049	15,000	15,996
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	3,000	2,181
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	485	505
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	11,770	12,295
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	9,050	9,609
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2051	5,540	3,975
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2051	8,465	8,771
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	10,495	8,349
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	12,290	12,900
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2053	21,635	22,275
New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	4,980	5,360
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	12,380	11,116
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	12,500	12,855
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	10,140	10,419
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	40	41
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2056	14,530	15,293
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	1,910	1,945
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	345	352
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	600	612
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	185	189
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	3,315	3,471
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	35	37
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	15	16
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	4,880	5,227
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	3,255	3,473
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	1,375	1,385
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	9,275	9,339
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	310	312
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	5	5
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	2,855	2,911
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	1,165	1,188
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/2027	10	10
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/2027	20	20
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	1,315	1,357
103

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	10,800	11,148
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/25/2030	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	2,450	2,475
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	1,100	1,111
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	1,705	1,761
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	5,700	6,040
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	10,090	10,412
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	2,535	2,679
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	5,370	5,923
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	1,500	1,494
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	110	116
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	2,455	2,751
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2032	70	79
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2032	1,500	1,485
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	240	250
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	125	129
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2034	1,995	2,270
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	4,735	5,317
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	6,885	7,694
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	5,795	6,672
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	5,115	5,693
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	2,300	2,549
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	1,970	2,173
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2039	3,000	3,319
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2041	3,080	3,372
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	50	54
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	3,000	3,155
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	1,020	1,030
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	2,885	2,914
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	90	91
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	100	101
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	115	119
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	705	730
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	25	25
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	2,300	2,323
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	3,390	3,423
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	1,785	1,802
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	1,730	1,894
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	330	361
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	4,030	4,578
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	4,015	4,429
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	775	841
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2035	1,835	1,984
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2035	2,255	2,475
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	540	581
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	2,465	2,696
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	5,055	5,420
104

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	1,535	1,671
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	6,000	6,327
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	4.250%	10/1/2051	4,965	4,684
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2034	1,635	1,704
	New York State Dormitory Authority Intergovernmental Agreement Revenue, Prere.	5.000%	3/15/2033	5	6
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	740	789
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	480	513
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	12,330	13,421
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	1,450	1,597
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	7,715	8,470
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2034	2,425	2,652
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	3,845	4,188
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2036	2,625	2,843
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	2,425	2,470
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	11,805	11,926
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	8,330	8,278
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	730	681
	New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/2029	685	731
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	65	73
	New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/2041	2,365	1,692
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	125	131
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	660	666
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	2,585	2,607
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	330	337
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	960	1,004
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	815	851
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	280	296
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	6,345	6,931
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	2,975	3,001
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	410	418
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	2,045	2,135
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	590	615
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	690	728
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	5,015	5,574
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	1,055	1,099
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	3,610	3,763
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	5,110	5,153
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	1,875	1,975
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	10,930	11,016
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	8,350	8,776
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,710	1,779
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	340	347
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,355	1,408
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	8,035	9,179
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	7,450	8,511
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	12,065	12,155
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	885	902
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	910	946
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	785	824
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	9,805	10,177
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	6,500	7,504
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	905	911
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	5,980	6,090
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	6,050	6,335
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	1,030	1,068
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	6,930	8,062
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,585	2,602
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	55	56
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	8,800	9,117
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,535	2,623
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	4,750	4,965
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,300	2,689
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	1,000	1,016
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	10,000	10,349
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	2,000	2,066
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	16,070	16,776
105

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,079
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	1,710	1,768
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,425	6,183
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,737
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	3,115	3,242
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	4,500	4,643
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	6,075	6,884
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	4,585	5,165
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,800	2,841
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	8,520	8,850
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	1,455	1,649
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	3,395	3,442
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	1,395	1,435
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	6,400	6,584
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	4,600	5,144
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	10,840	10,985
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	16,445	16,891
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	940	952
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	5,140	5,271
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	5,900	6,092
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	9,510	9,754
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	20	22
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2044	3,840	3,760
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	300	307
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	15,000	15,180
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,090	1,187
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	100	108
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2045	15,000	14,505
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	55	59
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2046	15,965	14,737
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	4,010	4,279
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	4,000	3,642
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	4,980	4,636
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	3,005	3,161
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	10,035	10,581
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	15	16
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2048	12,890	11,859
New York State Dormitory Authority Sales Tax Revenue	4.250%	3/15/2048	7,295	7,010
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	10,000	10,452
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	1,290	1,316
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	11,135	11,607
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2050	9,500	9,867
New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	7,465	7,944
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	12,825	13,276
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	8,645	8,970
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2053	14,740	15,206
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	6,210	6,409
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	35	36
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	30,140	31,119
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	40	41
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	120	123
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2028	90	94
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2028	65	68
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	2,630	2,654
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	2,070	2,089
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	1,435	1,447
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	410	419
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	590	603
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2028	1,950	2,042
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	150	159
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	5	5
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	185	190
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	495	545
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	530	593
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	55	63
New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/2033	2,050	2,050
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	2,660	2,724
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2038	140	129
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2041	4,305	4,317
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	7,945	8,089
106

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	1,445	1,471
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2046	310	300
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2046	7,270	7,371
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2047	10,000	10,535
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2048	3,015	3,088
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2049	2,485	2,363
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2051	2,435	2,534
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/2052	5,475	5,782
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	3,000	3,197
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2027	5,300	5,385
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	3,250	3,382
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	6,000	6,399
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	210	228
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	480	498
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	1,040	1,076
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	4,525	4,671
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	2,750	3,159
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	7,770	8,940
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2036	205	210
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	3,450	3,658
	New York State Thruway Authority Highway Revenue	3.500%	1/1/2037	610	600
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	140	141
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	120	122
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	7,795	8,849
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2038	2,000	2,021
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	1,910	2,151
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	2,900	3,330
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	375	377
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	1,895	1,876
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	100	100
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	4,605	4,555
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	910	910
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	2,745	3,019
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	1,480	1,651
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	3,125	3,416
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	30	33
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	4,680	4,392
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	2,035	1,946
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2045	1,450	1,570
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	1,705	1,337
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	3,930	4,206
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	5,810	5,337
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	5,895	5,436
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	7,825	5,985
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2048	2,600	2,373
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2049	230	174
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2049	9,765	8,893
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	3,000	3,158
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	5,000	3,729
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	1,340	1,178
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2051	5,000	3,704
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2051	125	109
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2051	6,705	6,941
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	410	291
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	10,025	8,661
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	12,620	11,188
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2056	790	677
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2056	7,820	8,062
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	3,195	3,368
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2029	10,000	10,697
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	10,000	10,908
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	6,155	6,820
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	10,020	11,103
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2032	10,000	11,235
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2033	270	305
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2033	6,000	6,814
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2035	495	553
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2036	930	1,031
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	2,295	2,530
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	5,010	5,502
107

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	10,000	11,370
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	6,430	6,996
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	2,900	3,258
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	315	341
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	525	565
New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2043	55	54
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2046	4,820	5,055
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2048	65	67
New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2049	2,960	2,746
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2049	10,955	11,427
New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	10,505	9,674
New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2052	5,385	5,002
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	5,715	5,871
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	20,750	21,402
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	6,120	6,281
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	5,545	5,704
New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	8,000	7,361
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	5,000	5,138
New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2057	14,275	13,091
New York State Thruway Authority Income Tax Revenue	5.125%	3/15/2057	19,045	19,751
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2059	15,000	15,415
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	7,850	8,699
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	5,930	6,554
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	3,045	3,349
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2034	3,185	3,490
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	430	469
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	2,065	2,073
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	10,585	10,512
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	7,310	7,189
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2044	8,600	8,294
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	14,760	13,774
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2048	8,915	6,793
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2049	3,995	3,023
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2050	10,930	8,201
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	30	22
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	1,000	899
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2055	3,685	3,274
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2056	5,000	4,418
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2058	50	44
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2030	2,090	2,273
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	2,020	2,147
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	500	526
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/2050	6,000	6,005
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	14,330	15,485
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2045	5,065	5,272
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2049	2,825	2,626
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2026	3,255	3,301
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/2028	15	15
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	60	62
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2030	380	399
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2030	6,830	7,551
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	735	771
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	230	251
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2031	6,835	7,678
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2031	1,590	1,646
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	2,495	2,615
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	625	680
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2032	1,960	2,103
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2032	865	895
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2032	3,000	3,419
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2033	1,730	1,810
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2033	4,860	5,596
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	615	666
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	340	363
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	480	513
108

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2034	15,590	18,130
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2034	620	640
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2034	140	161
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2035	770	831
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2035	180	188
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	515	549
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	1,480	1,574
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2036	3,860	4,498
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2037	3,670	4,199
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2037	5,205	5,258
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	5,000	5,305
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	5,380	6,163
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	10	11
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	6,885	6,979
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	4,645	5,268
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2038	1,275	1,285
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	3,440	3,641
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	365	369
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2039	4,935	5,567
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2039	4,845	4,873
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	1,780	2,010
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	10,625	10,728
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	1,230	1,376
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	3,930	4,321
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	3,255	3,627
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2041	5,930	5,971
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	1,885	2,086
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	465	472
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	4,805	5,347
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2042	675	593
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2042	350	347
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2043	2,850	3,133
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	3,000	3,271
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	6/15/2044	3,360	3,296
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	2,725	2,944
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2045	1,965	1,883
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2046	1,435	1,441
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2047	40	42
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	15	15
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2047	2,570	2,611
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2048	3,500	3,591
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	3,345	3,526
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	2,520	2,659
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	4,700	4,941
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2051	6,615	6,967
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	45	47
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/2052	10,020	10,591
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	2,735	2,846
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	565	590
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	4,000	4,179
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	4,435	4,626
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/15/2056	10,385	11,112
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2057	11,150	11,257
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/2057	21,780	22,114
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2061	5,000	4,371
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/2094	200	200
Port Chester-Rye Union Free School District GO	2.000%	6/1/2036	1,735	1,421
Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	2,025	2,025
Suffolk County Water Authority Water Revenue	3.250%	6/1/2042	3,800	3,441
Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	3,190	2,872
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2028	60	64
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2037	210	231
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2038	205	225
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	415	454
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2047	3,110	3,113
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.250%	5/15/2047	12,845	13,582
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	175	177
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	6,000	6,077
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	2,950	3,065
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	5,015	5,210
109

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	190	195
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	10,490	11,154
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	930	989
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	3,035	3,227
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	855	769
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2029	1,170	1,230
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	2,075	2,253
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	235	255
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	3,000	2,607
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2030	1,500	1,593
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	1,000	1,024
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	1,250	1,382
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	3,935	4,351
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	2,920	2,447
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	2,265	2,269
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	310	317
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	1,055	1,079
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	1,470	1,502
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2034	310	308
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2034	1,895	1,934
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2035	1,060	1,050
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	2,540	2,591
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	145	163
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	1,000	1,047
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	430	480
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	9,875	10,059
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	11,475	11,682
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2040	5,020	4,967
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	5,790	5,799
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2042	5	5
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	4,385	4,457
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2043	5,450	5,332
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5,040	5,178
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	6,490	6,653
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2045	3,150	2,515
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	280	280
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	1,770	1,807
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2047	10,000	7,669
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2047	25,055	23,197
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	5,000	5,055
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	15	16
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2048	7,000	5,245
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	15	16
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	5	5
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	2,500	2,545
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	4,320	4,463
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2050	815	815
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2050	7,420	7,897
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2051	13,910	14,312
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	11,065	9,880
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2053	5,365	5,633
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	205	221
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	2,025	1,810
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2054	7,765	7,989
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	13,240	11,702
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2056	5,325	5,458
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	6,750	7,128
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2026	2,635	2,636
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2026	5,500	5,505
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2027	15	15
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2027	21,050	21,579
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	1,550	1,598
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	2,200	2,281
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	865	892
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	2,355	2,477
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	2,000	2,124
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	2,765	2,923
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	235	252
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2029	2,480	2,684
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	2,810	3,080
110

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	15,075	16,741
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	8,015	8,859
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	60	64
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2031	2,535	2,836
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	1,145	1,145
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2032	50	56
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/2033	4,010	3,194
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	10,000	11,416
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	1,405	1,595
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2035	3,750	3,926
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2035	10,020	11,541
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	13,680	15,620
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	11,060	12,553
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	3,715	4,292
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2037	1,290	1,469
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	11,990	13,369
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	8,345	9,419
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	4,160	4,775
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2038	3,155	3,563
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2039	1,590	1,782
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2040	4,635	5,029
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2040	3,500	3,962
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	5	6
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2040	3,350	3,730
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	440	482
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	10	11
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	5,000	5,634
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	545	587
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2042	5,055	5,646
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	8,525	9,504
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2042	5	6
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2043	115	114
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	105	112
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	1,305	1,414
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	5,030	5,550
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	1,655	1,818
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	3,245	3,444
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	70	74
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2044	5,010	5,469
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	2,015	2,189
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2045	3,305	3,568
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2045	2,165	2,327
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	11,605	11,062
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	795	758
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2046	10	10
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2046	5,520	5,865
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	10,620	11,031
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	7,825	8,128
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	4,175	4,492
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2048	3,535	3,781
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2049	8,045	8,373
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2049	5,010	5,255
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2050	5,000	5,347
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	12,005	12,501
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	11,375	7,088
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	2,460	2,209
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	30,000	30,809
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	2,850	2,934
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.375%	11/15/2051	3,500	3,404
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2052	10,375	11,318
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	5,185	5,419
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2054	6,200	6,395
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	28,060	29,488
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	3,640	3,854
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2056	18,000	18,166
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2056	22,000	22,804
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.500%	12/1/2056	5,500	5,380
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2057	10,320	10,534
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2057	15,000	15,555
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	20,000	21,471
111

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	2/1/2028	50,000	52,072
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	2/1/2029	20,000	21,310
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	2,315	2,314
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	1,115	1,116
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	45	49
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	5,370	4,948
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	5,900	6,148
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2052	17,930	16,257
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	3,630	3,806
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2054	11,000	11,339
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	8,265	7,409
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2057	250	260
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	7,865	7,453
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2058	3,315	3,449
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	19,240	19,991
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	7,185	7,445
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	12,500	12,924
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/2063	8,060	7,886
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/2063	10,000	10,510
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	7,540	6,822
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	32,525	33,706
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	12,500	12,951
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	5,000	5,190
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	630	632
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	3,075	3,084
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	210	211
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	3,070	3,274
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2032	5,515	6,033
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2033	5,000	5,553
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2034	5,000	5,650
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	5,000	5,686
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2035	3,000	3,451
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2036	3,000	3,464
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	2,170	2,418
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	5,000	5,686
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2053	1,405	1,466
					10,977,303
North Carolina (0.8%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2050	1,000	726
	Cary NC GO	1.625%	9/1/2034	3,000	2,514
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2044	2,000	1,997
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	620	585
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2053	5,015	5,269
	Charlotte NC GO	5.000%	7/1/2030	6,370	6,990
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2027	1,060	1,090
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2032	870	979
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2033	875	997
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2034	925	1,047
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2035	675	760
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2036	800	896
	Durham NC Water & Sewer Utility System Water Revenue	2.250%	8/1/2051	235	150
[7]	Durham NC Water & Sewer Utility System Water Revenue	4.250%	8/1/2052	2,500	2,450
[7]	Durham NC Water & Sewer Utility System Water Revenue	5.000%	8/1/2055	3,360	3,522
	Forsyth County NC GO	2.000%	3/1/2041	3,885	2,883
	Greensboro NC Combined Water & Sewer System Water Revenue	2.500%	6/1/2050	12,235	8,168
	Guilford County NC GO	5.000%	3/1/2032	12,905	14,542
	Guilford County NC GO	5.000%	3/1/2033	3,380	3,859
	Guilford County NC GO	5.000%	3/1/2034	2,000	2,312
	Guilford County NC GO	3.000%	3/1/2042	10,000	8,951
	Johnston County NC Water & Sewer System Water Revenue	2.250%	4/1/2051	4,885	3,025
	North Carolina Appropriations Revenue	5.000%	5/1/2026	1,550	1,550
	North Carolina Appropriations Revenue	5.000%	5/1/2027	5,220	5,344
	North Carolina Appropriations Revenue	5.000%	5/1/2027	5,260	5,385
	North Carolina Appropriations Revenue	5.000%	5/1/2028	5,335	5,465
	North Carolina Appropriations Revenue	5.000%	5/1/2028	11,415	11,965
	North Carolina Appropriations Revenue	5.000%	5/1/2029	1,660	1,700
	North Carolina Appropriations Revenue	5.000%	5/1/2030	2,125	2,175
	North Carolina Appropriations Revenue	3.000%	5/1/2031	8,020	7,957
	North Carolina Appropriations Revenue	4.000%	5/1/2033	240	247
112

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Appropriations Revenue	4.000%	3/1/2034	2,000	2,076
	North Carolina Appropriations Revenue	4.000%	5/1/2034	1,180	1,210
	North Carolina Appropriations Revenue	2.000%	3/1/2036	1,000	836
	North Carolina Appropriations Revenue	5.000%	5/1/2036	215	237
	North Carolina Appropriations Revenue	4.000%	5/1/2040	7,000	7,225
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2027	25	26
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2028	10,885	11,409
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2029	905	969
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2030	560	611
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2031	4,050	4,402
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2032	1,395	1,513
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	1,570	1,556
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2033	720	779
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2034	1,215	1,197
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2034	285	307
[7]	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	1/1/2036	18,985	21,894
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	10/1/2044	2,000	2,001
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/2044	1,950	1,959
	North Carolina GO	5.000%	6/1/2026	1,330	1,333
	North Carolina GO	5.000%	6/1/2027	11,465	11,776
	North Carolina GO	5.000%	6/1/2028	6,125	6,441
	North Carolina GO	5.000%	6/1/2029	6,245	6,711
	North Carolina GO	5.000%	6/1/2029	10,945	11,763
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	1,670	1,703
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	1,000	1,019
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2028	5,330	5,563
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	3,570	3,808
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	4,750	5,067
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	7,080	7,538
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	2,250	2,388
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2032	7,735	8,195
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2033	4,515	4,768
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2034	2,905	3,060
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2040	4,815	5,372
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2027	355	357
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	5,610	5,643
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2029	255	257
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2030	375	378
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	190	191
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2040	7,450	4,169
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2041	10,500	5,545
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2042	11,225	5,570
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2043	7,100	3,319
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2044	11,610	5,085
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2045	9,550	3,905
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2049	850	280
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2034	1,450	1,109
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2037	2,000	1,339
[1]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2041	10,000	10,001
[1]	North Carolina Turnpike Authority Highway Revenue	3.000%	1/1/2042	655	541
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2044	1,500	1,541
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2047	200	199
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2049	6,200	6,273
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2049	9,745	9,870
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2051	4,850	4,796
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2053	2,975	797
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2054	1,500	1,526
[1]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2055	100	90
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2058	13,075	13,287
	Orange County NC GO	2.950%	2/1/2033	600	592
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/2032	4,715	5,347
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	3/1/2046	170	167
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2034	1,275	1,236
					355,622
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	7,170	7,171
[1]	University of North Dakota COP	3.000%	6/1/2061	5,135	3,442
					10,613
113

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio (1.5%)
	Akron OH Income Tax Revenue	4.000%	12/1/2030	400	415
	Akron OH Income Tax Revenue	4.000%	12/1/2031	370	382
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/2042	1,665	1,655
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2033	345	375
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2035	3,900	4,203
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	2,625	2,671
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2038	380	383
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2027	1,965	1,997
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	1,900	1,972
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	2,015	2,141
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2033	440	471
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2036	2,270	2,302
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2037	2,770	3,068
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	2,540	2,798
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2039	6,415	6,429
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	1,005	1,100
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/2046	4,045	3,871
[2]	Bedford City School District GO	5.500%	12/1/2050	6,000	6,325
[2]	Bedford City School District GO	5.500%	12/1/2055	6,000	6,283
[2]	Bedford City School District GO	5.500%	12/1/2058	5,000	5,235
[2]	Berea City School District GO	4.000%	12/1/2053	295	268
[2]	Celina City School District GO	2.625%	12/1/2046	100	72
[4]	Cincinnati City School District GO	5.250%	12/1/2029	80	87
[4]	Cincinnati City School District GO	5.250%	12/1/2030	90	100
[4]	Cincinnati City School District GO	5.250%	12/1/2031	680	768
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2028	7,500	7,773
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2030	7,400	7,948
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2031	7,395	8,085
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2047	12,135	12,652
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	8,315	8,553
	Columbus OH GO	5.000%	7/1/2026	6,385	6,410
	Columbus OH GO	5.000%	4/1/2029	340	352
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2050	4,750	4,993
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	3,250	3,389
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/2036	470	476
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2044	550	450
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2048	3,125	2,350
	EHOVE Joint Vocational School District GO	5.250%	12/1/2061	4,000	4,075
	Fairborn City School District GO	3.000%	12/1/2055	2,500	1,711
	Franklin City School District GO	3.000%	11/1/2050	3,400	2,453
	Franklin City School District GO	3.000%	11/1/2057	6,180	4,186
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2043	10,000	10,285
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2048	3,900	3,969
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	2,250	1,791
[5]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2028	145	134
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/2030	5,355	5,425
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	535	538
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2035	25,870	29,720
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2036	4,860	5,613
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2038	4,000	4,553
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2050	6,735	7,033
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2053	5,270	5,468
	Kings Local School District GO	5.500%	12/1/2062	11,885	12,482
	Miami University OH College & University Revenue	4.000%	9/1/2039	1,235	1,248
	Miami University OH College & University Revenue	5.000%	9/1/2041	4,930	4,946
	Miami University OH College & University Revenue	4.000%	9/1/2045	4,025	3,907
	North Canton City School District GO	3.000%	11/1/2056	2,500	1,711
	North Ridgeville City School District GO	4.500%	12/1/2061	4,130	3,950
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2037	60	61
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2043	12,115	12,115
	Ohio GO	5.000%	8/1/2026	1,480	1,488
	Ohio GO	5.000%	5/1/2027	445	456
	Ohio GO	5.000%	8/1/2027	9,760	10,060
	Ohio GO	5.000%	9/15/2027	465	481
	Ohio GO	5.000%	5/1/2028	1,165	1,223
	Ohio GO	5.000%	11/1/2028	6,500	6,894
	Ohio GO	5.000%	6/15/2029	6,000	6,445
114

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio GO	5.000%	9/15/2029	250	270
	Ohio GO	5.000%	9/15/2030	5,000	5,490
	Ohio GO	5.000%	11/1/2030	5,870	6,460
	Ohio GO	5.000%	9/1/2036	945	1,060
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2026	3,360	3,410
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2028	4,100	4,112
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2029	15,265	15,307
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/2040	2,385	2,398
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/2044	5,325	5,028
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2048	6,890	7,176
	Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/2053	6,610	6,911
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	2,040	1,574
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2049	3,800	3,773
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2054	4,250	4,130
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.500%	5/1/2026	2,030	2,030
[7]	Ohio Highway Revenue	5.000%	12/15/2027	7,000	7,262
[7]	Ohio Highway Revenue	5.000%	12/15/2028	10,000	10,594
[7]	Ohio Highway Revenue	5.000%	12/15/2029	10,000	10,803
	Ohio State University College & University Revenue	5.000%	12/1/2034	425	479
	Ohio State University College & University Revenue	5.000%	12/1/2035	510	572
	Ohio State University College & University Revenue	2.500%	12/1/2051	1,000	647
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	6/1/2035	32,730	37,875
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	1,500	1,597
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	580	604
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	4,020	4,181
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	565	587
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	6,655	6,772
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2032	1,115	1,156
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/2034	10,625	11,926
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	635	457
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	1,375	945
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	1,645	1,077
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	345	204
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2042	615	328
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	680	346
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2046	425	408
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2046	11,550	12,090
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2051	6,000	6,197
	Ohio University College & University Revenue	5.000%	12/1/2044	3,805	3,839
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2028	885	897
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2028	2,340	2,443
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2044	4,675	4,866
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2038	8,660	9,170
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2044	625	651
	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue	5.000%	12/1/2030	4,435	4,883
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2026	1,850	1,854
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	8,770	8,893
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	1,290	1,324
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	1,405	1,460
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2028	195	200
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2029	8,000	8,657
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2030	10,000	11,010
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2031	13,830	15,457
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	19,545	22,290
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	2,990	3,423
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2034	6,080	7,031
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2035	520	559
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2035	33,275	38,622
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2036	5,060	5,775
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2037	2,180	2,327
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2038	9,365	9,966
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2039	5	5
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	15	16
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2041	25	27
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	1,045	1,135
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2047	10	11
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2029	1,205	1,285
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2031	2,205	2,447
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2032	1,220	1,347
115

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2033	1,400	1,543
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	50	55
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	90	98
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	3,015	3,283
	Perry Local School District Stark County GO	3.000%	11/1/2055	4,050	2,804
[8,9]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.700%	5/1/2026	36,000	36,000
	Shaker Heights City School District GO	5.250%	12/15/2059	2,520	2,655
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.250%	7/1/2055	2,000	2,045
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.500%	7/1/2060	495	513
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2065	2,250	2,214
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2049	3,000	2,203
	University of Cincinnati College & University Revenue	5.000%	6/1/2044	4,645	4,755
	Upper Arlington City School District GO, Prere.	5.000%	12/1/2027	600	623
[2]	Warrensville Heights City School District GO	5.000%	12/1/2044	515	515
	Wickliffe City School District GO	3.125%	12/1/2043	775	657
	Wickliffe City School District GO	3.250%	12/1/2056	1,300	946
	Willoughby-Eastlake City School District GO	4.000%	12/1/2050	1,000	871
					693,109
Oklahoma (0.5%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/2028	990	997
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2027	5,500	5,570
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2031	10	10
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.125%	9/1/2048	585	553
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2027	1,850	1,872
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	1,920	1,944
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2029	1,040	1,053
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2030	7,095	7,183
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2031	1,000	1,012
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2032	2,700	2,732
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2038	20	22
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	2,280	2,463
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	6,995	7,624
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	1,815	1,947
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	4,025	4,354
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/2034	745	746
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2051	6,000	6,406
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2056	6,000	6,372
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (Oklahoma Department of Transportation Project)	4.000%	7/1/2050	490	447
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	1,395	1,401
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/2028	20	21
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/2064	5,000	5,239
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/2036	3,380	3,674
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/2026	4,585	4,573
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/2026	1,500	1,500
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2028	10	10
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2028	1,775	1,851
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2029	5,800	6,166
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	5,775	6,325
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2032	5,205	5,773
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	6,000	6,725
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.250%	1/1/2056	6,000	6,343
	Oklahoma State University College & University Revenue	4.000%	9/1/2036	375	381
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2027	390	396
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2028	1,025	1,065
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2030	2,620	2,822
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	4,285	4,865
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2042	17,495	17,505
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	3,095	3,400
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	30	30
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	3,705	4,040
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2047	2,905	2,770
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2047	8,695	8,746
116

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2048	8,730	8,369
	Oklahoma Turnpike Authority Highway Revenue	4.500%	1/1/2053	2,310	2,314
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2053	22,345	23,577
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	21,545	23,174
[1]	Oklahoma Turnpike Authority Highway Revenue	4.250%	1/1/2055	12,215	11,687
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2055	8,750	9,026
	Oklahoma Water Resources Board Water Revenue	4.125%	10/1/2053	1,000	949
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2032	890	987
	University of Oklahoma College & University Revenue	4.000%	7/1/2045	140	136
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2046	1,815	1,890
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2049	3,090	3,203
[2]	University of Oklahoma College & University Revenue	4.125%	7/1/2054	1,225	1,147
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2054	2,000	2,055
					237,442
Oregon (0.7%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2036	3,750	2,461
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2033	3,825	3,910
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2034	8,015	8,185
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2035	420	285
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2036	935	604
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2037	1,480	1,506
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2039	450	250
	Clackamas County School District No. 12 North Clackamas GO, Prere.	0.000%	6/15/2027	50	28
	Clackamas County Service District No. 1 Sewer Revenue	2.125%	12/1/2030	1,780	1,686
[3]	Crook County OR GO, 5.000% coupon rate effective 6/1/2027	0.000%	12/1/2046	11,410	11,173
	Deschutes Public Library District GO	3.000%	6/1/2040	1,745	1,526
	Deschutes Public Library District GO	3.000%	12/1/2041	330	287
	Hillsboro School District No. 1J GO	5.000%	6/15/2038	530	539
	Lane County School District No. 52 Bethel GO	0.000%	6/15/2051	6,595	1,827
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	0.000%	6/15/2036	2,975	1,916
	Multnomah County OR GO	5.000%	6/15/2027	50	51
	Multnomah County OR GO	5.000%	6/15/2028	190	200
	Multnomah County OR GO	5.000%	6/15/2029	4,625	4,973
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2026	1,295	1,299
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2027	725	745
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2028	510	537
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2039	3,075	3,480
	Multnomah County School District No. 1J Portland GO	4.000%	6/15/2041	3,025	3,020
	Multnomah County School District No. 1J Portland GO	3.500%	6/15/2044	260	229
	Multnomah County School District No. 1J Portland GO	4.500%	6/15/2055	4,630	4,569
	Multnomah County School District No. 40 GO	0.000%	6/15/2051	15,075	4,172
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2034	3,875	4,400
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2035	1,245	1,406
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2036	2,265	2,534
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2037	1,690	1,879
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2038	1,285	1,423
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2039	1,145	1,263
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2040	1,390	1,528
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2042	3,225	3,501
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2043	3,021	3,266
	Oregon City School District No. 62 GO	5.000%	6/15/2049	7,050	7,180
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2035	2,380	2,548
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2036	4,340	4,632
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2037	4,740	5,046
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	385	409
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2040	7,395	7,900
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2042	9,745	9,772
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	520	546
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.250%	11/15/2047	1,435	1,525
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2032	5,000	5,665
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2039	3,630	4,003
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2040	5,445	5,981
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	4,070	4,436
	Oregon GO	5.000%	8/1/2029	2,340	2,409
	Oregon GO	5.000%	8/1/2041	7,040	7,066
	Oregon GO	5.000%	5/15/2050	8,225	8,476
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	2,700	2,119
	Oregon State Lottery Revenue	5.000%	4/1/2029	5,950	6,370
	Oregon State Lottery Revenue	5.000%	4/1/2036	2,475	2,513
117

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2044	1,310	1,091
	Portland Community College District GO	5.000%	6/15/2038	15	17
	Portland OR Sewer System Sewer Revenue	2.000%	6/15/2029	1,600	1,538
	Portland OR Sewer System Sewer Revenue	5.000%	12/1/2047	1,000	1,051
	Portland OR Water System Water Revenue	5.000%	5/1/2032	1,135	1,222
	Portland OR Water System Water Revenue	2.000%	5/1/2044	790	537
	Portland OR Water System Water Revenue	5.000%	5/1/2044	12,500	12,987
	Portland OR Water System Water Revenue	2.125%	5/1/2045	1,000	673
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2034	5,135	5,358
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2036	95	99
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	35	36
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2039	70	72
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2040	5,440	2,935
	Seaside School District No. 10 GO	0.000%	6/15/2037	500	311
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	9,105	9,395
	University of Oregon College & University Revenue	5.000%	4/1/2036	5,515	6,413
	University of Oregon College & University Revenue	5.000%	4/1/2045	5,755	6,252
	University of Oregon College & University Revenue	5.000%	4/1/2046	6,015	6,473
	University of Oregon College & University Revenue	3.500%	4/1/2052	5,000	3,990
[2]	University of Oregon College & University Revenue	3.500%	4/1/2052	10,515	8,465
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2044	5,000	5,463
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	5,000	5,414
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2046	10,000	10,742
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2035	120	123
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2036	1,000	1,019
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	3,000	1,936
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2038	4,650	2,809
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2039	6,000	3,430
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2040	7,695	4,155
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	5,000	2,546
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	2,000	1,016
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	1,500	591
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2048	39,245	13,403
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2053	5,100	5,310
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/2033	1,435	1,107
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2043	1,000	429
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2051	15,175	3,896
					301,558
Pennsylvania (3.3%)
	Allegheny County Higher Education Building Authority College & University Revenue	4.500%	3/1/2050	9,950	9,664
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	3/1/2050	2,000	2,097
	Allegheny County PA GO	5.000%	11/1/2027	1,360	1,375
	Allegheny County PA GO	5.000%	11/1/2028	3,445	3,483
	Allegheny County PA GO	5.000%	11/1/2029	3,015	3,048
	Allegheny County PA GO	5.000%	11/1/2041	2,085	2,094
	Allegheny County PA GO	5.000%	12/1/2049	5,000	5,160
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/2043	1,075	1,103
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2047	6,000	6,554
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2048	1,020	949
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2049	1,000	921
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	4,500	4,840
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2055	1,000	1,048
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2058	3,150	3,308
[1]	Bucks County Water & Sewer Authority Sewer Revenue	4.000%	12/1/2042	1,000	1,015
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.250%	12/1/2047	1,420	1,501
	Capital Region Water Sewer Revenue	5.000%	7/15/2028	375	385
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2035	300	301
	Commonwealth of Pennsylvania COP	5.000%	7/1/2028	400	416
	Commonwealth of Pennsylvania COP	5.000%	7/1/2043	4,195	4,282
	Commonwealth of Pennsylvania GO	5.000%	7/15/2026	10,000	10,047
	Commonwealth of Pennsylvania GO	5.000%	8/1/2026	14,210	14,291
	Commonwealth of Pennsylvania GO	5.000%	8/15/2026	2,240	2,255
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	11,185	11,281
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	2,655	2,678
	Commonwealth of Pennsylvania GO	5.000%	1/1/2027	3,780	3,839
	Commonwealth of Pennsylvania GO	5.000%	1/15/2027	7,910	8,042
	Commonwealth of Pennsylvania GO	5.000%	3/1/2027	15,940	16,255
	Commonwealth of Pennsylvania GO	5.000%	5/15/2027	1,750	1,793
	Commonwealth of Pennsylvania GO	5.000%	7/15/2027	8,850	9,105
118

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	8,380	8,633
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	1,060	1,069
	Commonwealth of Pennsylvania GO	5.000%	10/1/2027	805	831
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	1,165	1,183
	Commonwealth of Pennsylvania GO	5.000%	1/15/2028	5,185	5,272
	Commonwealth of Pennsylvania GO	5.000%	3/1/2028	325	339
	Commonwealth of Pennsylvania GO	5.000%	4/1/2028	15,000	15,677
	Commonwealth of Pennsylvania GO	5.000%	7/15/2028	8,740	9,208
	Commonwealth of Pennsylvania GO	5.000%	8/15/2028	20,575	21,711
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	10,315	10,895
	Commonwealth of Pennsylvania GO	5.000%	9/15/2028	1,240	1,251
	Commonwealth of Pennsylvania GO	5.000%	10/1/2028	2,580	2,730
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	1,470	1,483
	Commonwealth of Pennsylvania GO	3.200%	3/1/2029	10,000	10,042
	Commonwealth of Pennsylvania GO	5.000%	7/15/2029	4,000	4,300
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	16,000	17,228
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	1,250	1,347
	Commonwealth of Pennsylvania GO	5.000%	9/15/2029	10,680	10,771
	Commonwealth of Pennsylvania GO	3.350%	3/1/2030	10,000	10,066
	Commonwealth of Pennsylvania GO	5.000%	4/1/2030	27,000	29,397
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	500	548
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	5,000	5,479
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	17,530	19,222
	Commonwealth of Pennsylvania GO	5.000%	10/1/2030	10,000	10,980
	Commonwealth of Pennsylvania GO	3.000%	1/1/2031	155	155
	Commonwealth of Pennsylvania GO	3.500%	3/1/2031	11,000	11,083
	Commonwealth of Pennsylvania GO	5.000%	4/1/2031	13,725	15,190
	Commonwealth of Pennsylvania GO	5.000%	5/15/2031	120	133
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	7,980	8,881
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	16,015	17,823
	Commonwealth of Pennsylvania GO	4.000%	9/15/2031	5,240	5,261
	Commonwealth of Pennsylvania GO	5.000%	10/1/2031	135	151
	Commonwealth of Pennsylvania GO	4.000%	2/15/2032	2,600	2,754
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	9,000	9,351
	Commonwealth of Pennsylvania GO	5.000%	4/1/2032	15,000	16,842
	Commonwealth of Pennsylvania GO	4.000%	5/15/2032	1,805	1,898
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	6,245	7,049
	Commonwealth of Pennsylvania GO	4.000%	9/15/2032	2,085	2,093
	Commonwealth of Pennsylvania GO	5.000%	10/1/2032	180	203
	Commonwealth of Pennsylvania GO	4.000%	5/1/2033	1,400	1,454
	Commonwealth of Pennsylvania GO	4.000%	5/15/2033	3,270	3,426
	Commonwealth of Pennsylvania GO	5.000%	8/15/2033	2,010	2,294
	Commonwealth of Pennsylvania GO	5.000%	8/15/2033	5,030	5,740
[1]	Commonwealth of Pennsylvania GO	3.000%	9/15/2033	2,400	2,333
	Commonwealth of Pennsylvania GO	5.000%	10/1/2033	5,170	5,832
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2034	8,000	8,131
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	1,325	1,527
	Commonwealth of Pennsylvania GO	4.000%	9/15/2034	865	867
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/2035	275	267
	Commonwealth of Pennsylvania GO	4.000%	3/1/2035	15,000	15,198
	Commonwealth of Pennsylvania GO	3.000%	5/1/2035	2,520	2,427
	Commonwealth of Pennsylvania GO	3.000%	5/15/2035	1,130	1,084
[1]	Commonwealth of Pennsylvania GO	3.125%	2/1/2036	395	383
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	6,470	6,541
	Commonwealth of Pennsylvania GO	5.000%	4/1/2036	10,000	11,625
	Commonwealth of Pennsylvania GO	3.000%	5/15/2036	7,465	7,098
	Commonwealth of Pennsylvania GO	5.000%	9/1/2036	285	320
	Commonwealth of Pennsylvania GO	3.000%	9/15/2036	2,350	2,257
	Commonwealth of Pennsylvania GO	5.000%	10/1/2036	4,670	5,188
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	155	157
	Commonwealth of Pennsylvania GO	3.000%	5/1/2037	3,240	3,064
	Commonwealth of Pennsylvania GO	5.000%	9/1/2037	35	39
	Commonwealth of Pennsylvania GO	4.000%	10/1/2037	5,000	5,149
	Commonwealth of Pennsylvania GO	4.000%	3/1/2038	5,200	5,244
	Commonwealth of Pennsylvania GO	5.000%	4/1/2038	15,000	17,106
	Commonwealth of Pennsylvania GO	3.000%	5/1/2038	3,500	3,254
	Commonwealth of Pennsylvania GO	5.000%	9/1/2038	5	6
	Commonwealth of Pennsylvania GO	5.000%	10/1/2038	45	50
[1]	Commonwealth of Pennsylvania GO	3.750%	3/1/2039	3,525	3,531
	Commonwealth of Pennsylvania GO	2.000%	5/1/2039	200	154
119

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/1/2039	70	77
	Commonwealth of Pennsylvania GO	5.000%	4/1/2040	12,010	13,502
	Commonwealth of Pennsylvania GO	2.125%	5/1/2040	2,285	1,749
	Commonwealth of Pennsylvania GO	2.000%	5/15/2040	3,060	2,283
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	12,390	13,512
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	5,000	3,638
	Commonwealth of Pennsylvania GO	5.000%	4/1/2042	3,915	4,339
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	10,000	10,078
	Commonwealth of Pennsylvania GO	5.000%	10/1/2042	3,040	3,290
	Commonwealth of Pennsylvania GO	4.000%	8/15/2043	10,000	10,007
	Council Rock School District GO	2.100%	8/15/2043	1,000	688
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/2046	5,000	4,957
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	1,785	1,811
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2047	7,115	7,172
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	450	469
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2035	2,815	3,234
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2036	3,505	3,986
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	3,750	4,203
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2039	3,750	4,188
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	3,885	4,312
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	5,820	6,702
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2033	4,235	4,425
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2034	4,800	5,021
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2035	4,285	4,466
[5]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/2028	10,210	10,800
	Easttown Municipal Authority Sewer Revenue	2.500%	9/1/2034	1,010	928
	Haverford Township PA GO	4.000%	6/1/2030	445	449
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/2042	400	400
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	3,000	3,054
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2048	1,700	1,708
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2049	1,000	864
[1]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/2053	3,000	2,073
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2031	175	184
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2032	60	63
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2033	225	235
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/2034	1,030	1,058
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2034	4,935	5,682
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/2047	3,065	3,099
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2035	4,445	5,112
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/2038	60	59
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2041	1,525	1,523
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	550	433
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/2046	250	252
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2048	14,000	14,227
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.250%	2/15/2055	6,000	5,713
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2055	3,000	3,113
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/2045	80	66
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	200	180
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	1,975	2,018
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	40	42
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	4,475	4,542
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	4,545	4,821
	Pennsylvania State University College & University Revenue	5.000%	9/1/2049	25	26
	Pennsylvania State University College & University Revenue	5.250%	9/1/2052	1,390	1,450
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	9,000	9,672
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	320	321
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	125	127
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	940	952
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	2,210	2,214
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	10,440	10,459
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	1,005	1,029
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	330	338
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	480	481
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2030	8,935	9,685
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/2030	4,250	4,461
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2031	10,000	11,011
120

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	1,740	1,800
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	2,110	2,134
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	75	84
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	40	45
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2033	1,435	1,436
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2033	5,240	5,906
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	180	186
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	2,220	2,509
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	18,550	21,017
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2034	5,000	5,005
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	15	15
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	5,325	6,055
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	4,250	4,833
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2034	530	532
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	2,550	2,862
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2035	16,000	18,208
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,330	1,484
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,260	5,969
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2036	5,395	6,101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	290	298
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	5,715	6,447
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2037	2,345	2,358
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	655	657
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	695	712
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2038	1,025	1,028
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	5,450	5,744
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	6,145	6,862
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	4,150	4,664
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	8,280	9,270
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	30	33
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,210	4,677
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/2041	855	811
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	1,605	1,605
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	2,010	2,014
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	2,680	3,006
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2042	12,505	12,677
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	3,040	2,588
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,980	3,040
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	4,000	4,404
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,895	3,226
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	5,435	5,361
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	17,695	18,289
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2044	4,620	4,486
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	8,550	8,848
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,935	2,107
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	2,435	2,283
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	2,165	2,032
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	55	58
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	2,275	2,370
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/2047	7,675	7,761
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	10,705	10,837
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,105	2,182
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	3,005	3,188
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	1,540	1,569
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	20	21
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	5,570	5,017
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	10,000	9,263
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	6,640	6,802
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	7,500	6,752
	Pennsylvania Turnpike Commission Highway Revenue	4.125%	12/1/2050	10,870	10,264
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2050	60	62
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2050	30	32
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	4,275	3,073
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	115	103
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	285	259
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2053	7,110	7,380
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2053	8,090	8,526
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	5,000	5,276
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2056	12,430	12,811
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	10,000	11,183
121

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	4,985	5,133
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	145	151
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	8,185	8,342
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	18,365	18,735
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	3.000%	12/1/2051	9,465	6,865
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	5,705	5,178
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	1,150	1,010
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2053	2,000	2,113
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	6,415	6,510
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2047	12,045	12,151
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2049	2,000	2,100
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2050	6,680	6,833
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2054	2,000	2,099
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	5,010	4,440
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	2,165	2,218
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	6,845	7,089
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2042	330	315
	Philadelphia PA GO	5.000%	8/1/2026	5,235	5,263
	Philadelphia PA GO	5.000%	8/1/2026	1,000	1,005
	Philadelphia PA GO	5.000%	8/1/2026	1,450	1,458
	Philadelphia PA GO	5.000%	8/1/2029	10,000	10,730
	Philadelphia PA GO	5.000%	8/1/2030	2,755	3,009
	Philadelphia PA GO	5.000%	8/1/2031	3,315	3,675
	Philadelphia PA GO	5.000%	8/1/2032	1,205	1,354
	Philadelphia PA GO	5.000%	8/1/2033	3,835	4,356
	Philadelphia PA GO	5.000%	8/1/2034	3,500	4,012
	Philadelphia PA GO	5.000%	2/1/2039	3,125	3,274
	Philadelphia PA GO	5.000%	8/1/2041	1,020	1,127
	Philadelphia PA GO	5.000%	8/1/2042	5,000	5,497
	Philadelphia PA GO	5.250%	8/1/2045	2,500	2,745
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2028	740	780
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2029	3,000	3,225
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2030	6,110	6,684
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2034	3,435	3,921
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2039	6,060	6,751
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2042	150	153
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2044	160	166
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2046	25	26
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2047	18,000	18,192
[1]	Philadelphia PA Water & Wastewater Water Revenue	4.500%	9/1/2048	10,925	10,998
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2048	1,105	1,121
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/2049	10,000	10,658
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2049	1,415	1,451
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	5,000	5,276
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2052	3,700	3,729
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	3,250	3,469
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2053	6,310	6,390
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/2054	4,755	5,002
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2054	4,785	4,871
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	180	181
[4]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	15	14
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2044	6,780	7,032
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2052	3,925	4,070
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/2053	2,900	2,819
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2055	1,000	1,024
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2056	4,895	5,040
[1]	Robinson Township Municipal Authority Water Revenue	2.050%	5/15/2042	1,000	672
	School District of Philadelphia GO	5.000%	9/1/2026	3,025	3,045
[4]	School District of Philadelphia GO	5.000%	6/1/2027	375	384
	School District of Philadelphia GO	5.000%	9/1/2027	2,250	2,266
	School District of Philadelphia GO	5.000%	9/1/2028	140	141
	School District of Philadelphia GO	5.000%	9/1/2030	5,640	5,678
[1]	School District of Philadelphia GO	4.000%	9/1/2043	4,690	4,643
[1]	School District of Philadelphia GO	3.000%	9/1/2044	370	303
	School District of Philadelphia GO	5.000%	9/1/2044	8,940	9,221
	School District of Philadelphia GO	4.000%	9/1/2046	4,495	4,156
	School District of Philadelphia GO	5.500%	9/1/2048	4,220	4,481
	South Fayette Township PA GO	2.500%	12/1/2048	1,025	689
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2047	9,420	9,893
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2052	9,880	10,231
122

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/2028	6,635	6,989
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	4,000	4,103
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2029	850	860
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2030	8,005	8,102
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2031	720	728
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	8,465	8,555
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	3,080	3,267
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	6,000	6,846
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	4/15/2032	21,345	23,974
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Project)	5.000%	2/15/2034	4,240	4,859
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Project)	5.000%	2/15/2036	9,000	10,492
[2]	Wilkes-Barre PA Area School District GO	4.000%	4/15/2054	3,670	3,306
					1,506,649
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	1,240	1,243
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2027	1,005	1,008
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2028	2,960	2,968
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2029	2,430	2,436
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2030	2,945	2,953
	Rhode Island GO	4.125%	8/1/2042	10,000	10,088
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/2029	790	813
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/1/2047	9,870	9,067
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2050	2,500	2,574
					33,150
South Carolina (0.7%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2049	2,500	2,592
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2054	5,105	5,318
	Charleston County SC GO	2.000%	11/1/2039	1,790	1,372
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	8,000	8,097
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2028	1,105	1,173
	Clemson University College & University Revenue	5.000%	5/1/2055	5,000	5,180
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/2029	2,350	2,500
	Florence SC Combined Waterworks & Sewerage System Water Revenue	4.000%	9/1/2055	7,500	6,800
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2027	7,030	7,300
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2028	2,765	2,936
	Horry County SC School District GO	5.000%	3/1/2029	10,100	10,780
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/2044	1,505	1,495
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2034	1,420	1,433
[8,9]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.500%	5/1/2026	3,900	3,900
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2036	3,110	3,169
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2037	8,485	9,490
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	4,830	4,875
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2039	3,375	3,705
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	1,320	1,317
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/2041	200	172
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2041	4,500	4,472
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	5,280	5,171
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	6,465	6,331
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2042	1,100	1,198
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2043	10,010	9,707
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	145	153
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	3,450	3,710
	South Carolina Public Service Authority Electric Power & Light Revenue	4.125%	12/1/2044	3,460	3,353
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2044	1,075	1,130
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2045	2,535	2,693
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	1,250	1,310
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	2,620	2,395
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	8,795	8,039
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/2047	6,000	6,493
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	2,595	2,676
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	65	67
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2051	1,255	1,117
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2051	2,310	2,351
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	16,635	14,737
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/2052	7,200	7,716
123

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2054	1,325	1,362
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	6,000	6,283
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/2054	7,800	8,316
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	11,255	9,871
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/2045	170	161
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	135	135
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	275	275
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	1,115	1,117
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	2,315	2,319
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	375	376
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	785	786
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	675	683
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	100	100
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	210	210
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	260	263
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	3,695	3,702
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	7,690	7,702
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	370	374
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	540	541
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	1,130	1,132
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	1,515	1,531
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	360	361
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	755	756
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	100	101
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	280	280
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	575	576
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	735	741
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	485	486
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	1,000	1,001
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2041	1,785	1,797
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2046	30	30
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2050	1,890	1,890
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/2055	4,340	4,341
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/2056	880	766
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2056	6,925	6,921
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	1,160	1,227
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2036	3,215	3,671
[1]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2050	1,250	1,293
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	2,500	2,646
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2051	4,925	5,071
[1]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	2,100	2,146
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	10,000	10,174
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2056	5,900	6,205
[1]	South Carolina St. Public Service Authority Nuclear Revenue	5.000%	12/1/2027	540	541
[1]	South Carolina St. Public Service Authority Nuclear Revenue	5.000%	12/1/2027	1,130	1,132
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2026	240	242
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2027	180	186
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2028	16,920	17,909
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	4.000%	10/1/2032	7,000	7,438
[1]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2037	1,190	1,221
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2038	5	5
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2040	11,115	11,359
	Spartanburg County School District No. 7 GO	5.000%	3/1/2048	4,445	4,527
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2046	55	58
	University of South Carolina College & University Revenue (Campus Village Project)	4.000%	5/1/2051	1,170	1,059
					313,819
South Dakota (0.0%)
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/2026	2,400	2,419
Tennessee (0.6%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	155	161
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/2051	5,475	4,986
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/2049	1,435	1,494
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2054	1,250	1,313
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.125%	7/1/2059	1,000	1,011
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2059	1,750	1,825
124

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.000%	7/1/2064	4,000	4,013
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/2064	2,000	2,050
	Memphis TN GO	4.000%	6/1/2032	1,390	1,391
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	4.000%	12/1/2050	13,720	12,312
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2054	1,500	1,551
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2055	5,645	5,822
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2045	5,255	5,446
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2034	6,180	7,119
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2048	350	364
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2049	1,255	1,320
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2053	2,430	2,497
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2056	6,460	6,723
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	4,975	5,160
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	3,025	3,081
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2051	7,000	7,300
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2052	2,090	2,132
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2054	4,055	3,649
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2054	4,135	4,189
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	5,010	5,191
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2056	7,000	7,388
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	145	147
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2046	9,255	9,656
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2026	305	306
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	1,765	1,772
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2027	1,275	1,311
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	345	355
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	505	512
	Nashville & Davidson County TN Metropolitan Government GO	2.500%	1/1/2029	80	78
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2029	145	152
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	90	98
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	5,000	5,423
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2031	255	269
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2031	3,940	4,348
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2032	1,815	1,906
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2032	415	465
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2032	10,000	11,196
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2033	15,000	17,012
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2033	3,580	4,060
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2034	15,000	17,199
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2035	16,450	18,969
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2037	6,910	7,962
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2038	8,000	8,216
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2039	15,195	17,286
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2040	2,450	2,713
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2041	1,755	1,930
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	225	226
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	3,745	3,758
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2044	12,105	12,013
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2050	5,000	5,221
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2033	1,000	739
	Tennessee GO	5.000%	5/1/2031	1,050	1,168
	Tennessee GO	5.000%	5/1/2034	1,000	1,138
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2047	15,000	15,250
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	55	58
					272,400
Texas (12.3%)
	Alamo Community College District GO	5.000%	2/15/2027	7,030	7,163
	Alamo Community College District GO	5.000%	2/15/2028	865	903
	Alamo Community College District GO	5.000%	2/15/2030	570	616
[12]	Alamo Heights Independent School District GO	4.000%	2/1/2030	330	333
[12]	Aldine Independent School District GO	5.000%	2/15/2042	415	419
[12]	Aldine Independent School District GO	5.000%	2/15/2043	35	36
125

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Aldine Independent School District GO	5.000%	2/15/2045	1,650	1,663
[12]	Aldine Independent School District GO	4.000%	2/15/2049	11,755	10,940
[7,12]	Aldine Independent School District GO	4.375%	2/15/2051	3,000	2,912
[12]	Aldine Independent School District GO	4.000%	2/15/2054	4,200	3,778
[12]	Allen Independent School District GO	5.000%	2/15/2027	7,710	7,854
[12]	Allen Independent School District GO	5.000%	2/15/2041	2,500	2,501
[12]	Alvin TX Independent School District GO	5.000%	2/15/2030	1,040	1,130
[12]	Alvin TX Independent School District GO	5.000%	2/15/2031	1,000	1,104
[12]	Alvin TX Independent School District GO	5.000%	2/15/2032	1,000	1,117
[12]	Alvin TX Independent School District GO	5.000%	2/15/2033	1,000	1,128
[12]	Alvin TX Independent School District GO	5.250%	2/15/2050	9,905	10,519
[12]	Argyle Independent School District GO	2.125%	8/15/2045	2,095	1,394
[12]	Argyle Independent School District GO	5.000%	8/15/2047	15	16
[12]	Argyle Independent School District GO	4.000%	8/15/2053	1,650	1,488
[12]	Argyle Independent School District GO	5.250%	8/15/2055	3,655	3,849
[12]	Argyle Independent School District GO PUT	4.000%	8/15/2027	7,145	7,243
[12]	Argyle Independent School District GO PUT	4.000%	8/15/2028	11,050	11,295
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2044	7,590	7,373
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	5,055	4,776
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	2/15/2046	6,000	4,632
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2049	6,000	5,426
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2049	205	150
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2049	1,515	1,419
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2052	1,000	885
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2052	20	20
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2054	6,265	5,518
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2054	3,500	3,110
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	8/15/2055	1,500	1,479
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2057	3,050	3,077
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	8/15/2060	2,000	1,957
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	195	184
[12]	Aubrey Independent School District GO	4.000%	2/15/2047	13,070	12,475
[12]	Aubrey Independent School District GO	4.000%	2/15/2052	10,000	8,978
	Austin Community College District GO	4.000%	8/1/2040	915	911
	Austin Community College District GO	4.000%	8/1/2045	22,765	21,610
	Austin Community College District GO	5.000%	8/1/2048	2,225	2,313
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/2033	405	409
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/2042	1,005	1,005
[12]	Austin Independent School District GO	5.000%	8/1/2042	3,020	3,241
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	1,105	1,113
[7]	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2051	2,500	2,579
[7]	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2056	3,500	3,587
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2041	3,500	3,850
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2043	3,000	3,267
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2044	2,065	2,134
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	15	16
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	5,020	5,374
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2048	10,000	10,400
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	13,165	13,455
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	5,000	5,183
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	5,000	5,209
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/2053	3,840	4,003
	Austin TX GO	5.000%	9/1/2026	4,500	4,534
	Austin TX GO	5.000%	9/1/2027	10,325	10,649
	Austin TX GO	5.000%	9/1/2031	2,500	2,780
	Austin TX GO	5.000%	9/1/2034	3,175	3,651
	Austin TX GO	5.000%	9/1/2034	2,500	2,875
	Austin TX GO	5.000%	9/1/2035	2,000	2,315
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2028	510	540
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2041	20	20
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2042	480	489
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	85	88
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2049	2,230	2,328
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2050	6,495	6,643
[12]	Azle Independent School District GO	4.000%	2/15/2049	4,430	4,123
[12]	Azle Independent School District GO	4.000%	2/15/2054	8,715	7,849
[12]	Bastrop Independent School District GO	5.000%	2/15/2048	11,030	11,428
[12]	Belton Independent School District GO	4.000%	2/15/2052	1,925	1,769
	Bexar County Hospital District GO	4.250%	2/15/2052	5,000	4,610
	Bexar County TX GO	3.000%	6/15/2041	1,500	1,291
126

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bexar County TX GO	4.000%	6/15/2046	2,705	2,531
	Birdville Independent School District GO	4.000%	2/15/2048	10,440	9,628
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	3,440	3,463
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	3,285	3,307
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	1,680	1,691
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	7,835	7,887
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	745	750
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	2,100	2,165
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	365	385
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	5,015	5,394
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	11,270	12,341
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	17,655	19,624
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	3,940	4,379
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	440	489
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	12,505	13,899
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	3,805	4,286
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	300	320
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	5,395	6,053
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	3,750	4,273
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	5,160	5,488
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	3,730	4,166
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	13,515	15,542
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2035	10,000	11,567
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	5,000	5,814
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	7,470	8,392
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	3,065	3,521
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	3,100	3,516
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	7,505	8,489
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	2,145	2,370
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	15,215	17,127
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	4,820	5,292
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	8,285	9,257
	Board of Regents of the University of Texas System College & University Revenue	2.375%	8/15/2043	8,500	6,455
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	3,905	4,183
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	8,395	9,310
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/2044	470	412
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2044	6,000	5,897
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2044	6,000	6,545
	Board of Regents of the University of Texas System College & University Revenue	2.250%	8/15/2046	1,070	724
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2047	1,250	1,397
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	870	963
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	11,610	9,499
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/2051	1,100	708
	Brazoria County TX GO	3.000%	3/1/2039	1,010	894
	Brazoria County TX GO	3.000%	3/1/2040	1,000	874
[12]	Canutillo TX Independent School District GO	5.250%	2/15/2054	2,055	2,156
[12]	Canutillo TX Independent School District GO	5.250%	2/15/2060	12,445	13,041
[12]	Carrollton-Farmers Branch Independent School District GO	2.250%	2/15/2051	5	3
[12]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/2053	10,105	9,242
[12]	Carrollton-Farmers Branch Independent School District GO	5.250%	2/15/2055	320	337
[12]	Celina Independent School District GO	2.250%	2/15/2046	1,025	689
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2038	2,630	2,650
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	1,085	949
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	5,000	5,143
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	2,000	1,536
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2046	2,155	2,221
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	16,200	14,359
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2051	3,560	3,166
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/2027	11,485	11,494
[5]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	9,450	9,366
[5]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	6,740	6,294
[5]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2029	2,125	1,922
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2031	4,655	5,106
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	4,000	4,437
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	19,495	21,591
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2033	18,090	20,217
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2034	200	225
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	7,555	8,473
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	5,000	5,578
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	8,830	9,831
127

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	9,920	11,000
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	10,845	12,001
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2038	5,080	5,596
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2038	7,670	8,431
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	5,110	5,379
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	6,040	6,599
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/2040	180	154
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	4,480	4,854
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	175	189
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	4,830	5,165
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.500%	6/1/2049	24,425	25,806
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.500%	6/1/2055	4,705	4,922
[12]	Clear Creek Independent School District GO	5.000%	2/15/2034	3,000	3,421
[12]	Clear Creek Independent School District GO	5.000%	2/15/2035	1,965	2,258
[12]	Clear Creek Independent School District GO	5.000%	2/15/2037	7,220	7,979
[12]	Cleburne Independent School District GO	5.000%	2/15/2041	420	420
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	3,000	2,899
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	2,770	2,650
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	6,500	6,275
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2045	3,000	2,832
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2047	2,500	2,310
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2047	8,855	8,227
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	2/15/2049	4,800	4,984
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2049	6,700	6,085
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2049	2,000	1,845
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2050	5,340	4,801
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2050	3,000	3,061
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.250%	8/15/2053	1,500	1,369
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2054	6,280	5,512
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2055	4,000	4,061
	Collin County Community College District GO	5.000%	8/15/2033	1,090	1,159
	Collin County Community College District GO	3.000%	8/15/2040	1,000	872
[12]	Comal Independent School District GO	3.000%	2/15/2038	3,000	2,811
[12]	Comal Independent School District GO	4.000%	2/1/2043	2,175	2,177
[12]	Comal Independent School District GO	2.625%	2/1/2047	5,000	3,597
[12]	Comal Independent School District GO	5.000%	2/1/2050	8,500	8,873
[12]	Conroe Independent School District GO	5.000%	2/15/2029	330	352
[12]	Conroe Independent School District GO	5.000%	2/15/2043	55	60
[12]	Conroe Independent School District GO	5.000%	2/15/2044	2,010	2,178
[12]	Conroe Independent School District GO	5.000%	2/15/2045	9,355	10,044
[12]	Conroe Independent School District GO	2.650%	2/15/2047	1,000	711
[12]	Conroe Independent School District GO	5.000%	2/15/2047	5	5
[12]	Conroe Independent School District GO	4.000%	2/15/2050	6,540	6,010
[12]	Conroe Independent School District GO	4.250%	2/15/2050	100	96
[12]	Conroe Independent School District GO	4.500%	2/15/2051	8,050	8,078
[12]	Corpus Christi Independent School District GO	4.125%	8/15/2053	4,375	4,041
	Corpus Christi TX Utility System Multiple Utility Revenue	3.000%	7/15/2040	1,370	1,196
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2049	10,115	10,311
[1]	Corpus Christi TX Utility System Water Revenue	5.250%	7/15/2050	6,000	6,262
	Corpus Christi TX Utility System Water Revenue	4.250%	7/15/2054	5,000	4,655
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2055	5,250	5,316
[12]	Corsicana Independent School District GO	5.000%	2/15/2056	19,730	20,448
[12]	Crowley Independent School District GO	5.000%	2/1/2048	12,820	13,321
[12]	Crowley Independent School District GO	5.000%	2/1/2049	9,060	9,416
[12]	Crowley Independent School District GO	5.250%	2/1/2050	4,615	4,894
[12]	Crowley Independent School District GO	5.250%	2/1/2053	10,000	10,460
[12]	Crowley Independent School District GO	4.250%	2/1/2054	10,030	9,442
[12]	Crowley Independent School District GO	5.250%	2/1/2056	10,395	10,983
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	3,155	3,215
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	4,235	4,315
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2028	5,000	5,219
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	4,850	5,261
[12]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2035	325	314
[12]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2041	25	22
[12]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2044	1,450	1,439
[12]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2048	5,330	5,025
[5]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	390	416
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2029	270	292
128

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2029	3,585	3,903
[5]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2030	480	532
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2033	2,000	2,141
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2034	9,660	10,313
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/2047	5,000	3,807
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	20,020	20,779
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	5,615	5,039
	Dallas College GO	4.000%	2/15/2028	730	738
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2027	100	102
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	1,950	1,973
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	5,910	5,979
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2027	1,420	1,471
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	830	879
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	3,660	3,952
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	25	27
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	10	11
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	460	511
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	75	82
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	1,790	2,012
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	2,650	2,874
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	3,625	3,932
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	155	173
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	190	216
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	1,875	1,926
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	1,630	1,668
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	625	640
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2036	60	66
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2037	5,000	5,601
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	5	5
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	3,000	3,316
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	10	11
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2041	4,320	4,346
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	2,535	2,782
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2042	15,150	15,162
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	5,725	6,010
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	5,000	5,418
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	13,505	12,903
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	16,230	15,568
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2048	65	69
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2049	6,620	5,978
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2050	5,010	5,306
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2056	3,000	3,148
[12]	Dallas Independent School District GO	5.000%	2/15/2029	9,000	9,599
[12]	Dallas Independent School District GO	5.000%	2/15/2030	8,795	9,550
[12]	Dallas Independent School District GO	3.000%	2/15/2035	765	737
[12]	Dallas Independent School District GO	3.000%	2/15/2036	1,275	1,207
[12]	Dallas Independent School District GO	5.000%	2/15/2038	2,690	3,049
[12]	Dallas Independent School District GO	5.000%	2/15/2039	1,695	1,908
[12]	Dallas Independent School District GO	2.000%	2/15/2043	1,000	698
[12]	Dallas Independent School District GO	5.000%	2/15/2043	7,395	8,111
[12]	Dallas Independent School District GO	5.000%	2/15/2045	5,000	5,387
[12]	Dallas Independent School District GO	4.250%	2/15/2046	2,500	2,507
[12]	Dallas Independent School District GO	4.250%	2/15/2047	2,500	2,471
[12]	Dallas Independent School District GO	5.000%	2/15/2048	400	416
[12]	Dallas Independent School District GO	5.000%	2/15/2050	5,000	5,209
[12]	Dallas Independent School District GO	4.000%	2/15/2053	3,500	3,191
[12]	Dallas Independent School District GO	4.000%	2/15/2054	4,585	4,163
[12]	Dallas Independent School District GO	4.000%	2/15/2055	15,000	13,528
[12]	Dallas Independent School District GO	5.000%	2/15/2056	5,000	5,157
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2027	3,220	3,272
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2028	2,025	2,101
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2029	1,405	1,483
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2030	1,405	1,508
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2030	37,660	40,403
[12]	Dallas Independent School District GO, Prere. PUT	5.000%	2/15/2027	585	595
	Dallas TX GO	5.000%	2/15/2027	7,610	7,751
	Dallas TX GO	5.000%	2/15/2027	6,000	6,111
	Dallas TX GO	5.000%	2/15/2028	4,015	4,187
	Dallas TX GO	5.000%	2/15/2028	10,000	10,429
	Dallas TX GO	5.000%	2/15/2029	2,370	2,522
129

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas TX GO	5.000%	2/15/2031	10,815	11,873
[1]	Dallas TX GO	3.000%	2/15/2033	695	678
[1]	Dallas TX GO	3.125%	2/15/2035	100	96
[1]	Dallas TX GO	3.250%	2/15/2037	235	221
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2027	4,430	4,438
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2029	2,570	2,593
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2030	1,115	1,125
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2031	1,220	1,231
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2034	295	297
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2035	10,000	10,000
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2040	3,000	2,954
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2041	60	59
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	2,905	2,862
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2045	13,865	14,418
	Dallas TX Waterworks & Sewer System Water Revenue	3.000%	10/1/2046	100	78
	Dallas TX Waterworks & Sewer System Water Revenue	4.125%	10/1/2054	6,160	5,690
[12]	Del Valle Independent School District TX GO	4.000%	6/15/2045	550	532
[12]	Del Valle Independent School District TX GO	4.000%	6/15/2047	13,305	12,538
[12]	Denton Independent School District GO	5.000%	8/15/2035	5,770	6,477
[12]	Denton Independent School District GO	5.000%	8/15/2036	1,545	1,723
[12]	Denton Independent School District GO	5.000%	8/15/2037	2,305	2,556
[12]	Denton Independent School District GO	5.000%	8/15/2038	3,470	3,827
[12]	Denton Independent School District GO	5.000%	8/15/2039	4,735	5,194
[12]	Denton Independent School District GO	5.000%	8/15/2040	1,595	1,742
[12]	Denton Independent School District GO	5.000%	8/15/2041	1,385	1,508
[12]	Denton Independent School District GO	5.000%	8/15/2043	880	947
[12]	Denton Independent School District GO	2.000%	8/15/2048	170	102
[12]	Denton Independent School District GO	5.000%	8/15/2048	6,655	6,933
[12]	Denton Independent School District GO	5.000%	8/15/2053	25,950	26,747
[12]	Denton Independent School District GO PUT	4.000%	8/15/2028	4,695	4,800
[12]	Denton Independent School District GO PUT	4.000%	8/15/2030	2,240	2,328
	Denton TX GO	5.000%	2/15/2027	8,465	8,623
	Denton TX GO	2.000%	2/15/2039	1,400	1,073
[12]	DeSoto Independent School District GO	5.000%	8/15/2042	8,555	9,283
[12]	Dickinson Independent School District GO	4.000%	2/15/2041	5,000	4,957
[12]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2050	5,075	4,612
[12]	Eagle Mountain & Saginaw Independent School District GO	2.250%	8/15/2051	5,000	2,991
[12]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2054	2,500	2,244
[12]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2055	5,190	5,404
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.250%	8/15/2049	3,700	3,902
[1]	East Montgomery County Improvement District Sales Tax Revenue	4.250%	8/15/2054	14,160	12,991
	Ector County TX GO	4.000%	2/15/2047	6,110	5,807
	Ector County TX GO	5.000%	2/15/2050	13,315	13,679
[12]	El Paso Independent School District GO	4.000%	8/15/2043	9,890	9,819
[12]	El Paso Independent School District GO	4.000%	8/15/2045	355	342
[12]	El Paso Independent School District GO	4.000%	8/15/2048	13,165	12,079
[12]	El Paso Independent School District GO, Prere.	4.000%	8/15/2029	5	5
	El Paso TX GO	4.000%	8/15/2041	60	60
	El Paso TX GO	5.000%	8/15/2042	1,235	1,239
	El Paso TX GO	4.000%	8/15/2044	1,485	1,436
	El Paso TX GO	3.000%	8/15/2047	2,990	2,305
	El Paso TX GO	4.000%	8/15/2047	1,270	1,171
	El Paso TX Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/2029	665	671
	El Paso TX Water & Sewer Water Revenue	2.000%	3/1/2039	1,255	961
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2044	14,000	13,403
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2048	5,215	4,829
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2049	4,485	4,713
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2050	5,000	5,279
[12]	Farmersville Independent School District GO	5.250%	2/15/2055	9,500	10,005
[12]	Forney Independent School District GO	2.000%	2/15/2040	1,835	1,358
[12]	Forney Independent School District GO	4.000%	8/15/2047	9,010	8,512
[12]	Forney Independent School District GO	5.000%	8/15/2048	5	5
[12]	Forney Independent School District GO	2.000%	2/15/2051	10,000	5,722
[12]	Forney Independent School District GO	4.000%	8/15/2052	8,025	7,314
[12]	Forney Independent School District GO	4.000%	8/15/2053	15,300	13,881
[2]	Fort Bend County Municipal Utility District No. 134E GO	2.500%	9/1/2040	250	185
	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue	5.000%	3/1/2053	15,580	16,036
	Fort Bend County TX GO	5.250%	3/1/2053	1,645	1,729
[1]	Fort Bend County TX Toll Road Highway Revenue	5.250%	3/1/2055	6,400	6,692
	Fort Bend County Water Control & Improvement District No. 2 GO	2.000%	9/1/2036	500	411
130

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/2046	5,020	3,479
[12]	Fort Bend Independent School District GO	4.250%	8/15/2054	15,000	14,052
[12]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	7,245	7,188
[12]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	3,000	3,041
[12]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	8,930	9,090
[12]	Fort Worth Independent School District GO	4.000%	2/15/2048	1,470	1,386
	Fort Worth TX Water & Sewer System Water Revenue	4.250%	2/15/2053	465	439
[12]	Frenship Independent School District GO	3.000%	2/15/2041	1,240	1,088
[12]	Frisco Independent School District GO	5.000%	2/15/2027	4,000	4,072
[12]	Frisco Independent School District GO	5.000%	2/15/2030	3,175	3,439
[12]	Frisco Independent School District GO	5.000%	2/15/2031	4,750	5,229
[12]	Frisco Independent School District GO	5.000%	2/15/2033	4,960	5,600
[12]	Frisco Independent School District GO	5.000%	2/15/2034	5,500	6,272
[12]	Frisco Independent School District GO	5.000%	8/15/2036	2,245	2,354
[12]	Frisco Independent School District GO	3.500%	2/15/2037	5,000	4,929
[12]	Frisco Independent School District GO	4.000%	2/15/2051	1,580	1,417
[12]	Galveston Independent School District GO	4.000%	2/1/2047	1,520	1,440
[12]	Garland Independent School District GO	5.000%	2/15/2033	1,025	1,159
[12]	Garland Independent School District GO	5.000%	2/15/2034	4,245	4,766
[12]	Garland Independent School District GO	5.000%	2/15/2035	3,140	3,506
[12]	Garland Independent School District GO	5.000%	2/15/2037	15	17
[12]	Garland Independent School District GO	5.000%	2/15/2038	4,995	5,487
[12]	Garland Independent School District GO	5.000%	2/15/2039	60	66
[12]	Garland Independent School District GO	5.000%	2/15/2040	3,730	4,059
[12]	Garland Independent School District GO	5.000%	2/15/2041	4,170	4,512
[12]	Garland Independent School District GO	5.000%	2/15/2042	3,585	3,856
[12]	Garland Independent School District GO	5.000%	2/15/2043	3,385	3,624
[12]	Garland Independent School District GO	5.000%	2/15/2048	15,060	15,622
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2036	400	417
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2049	2,440	2,178
[12]	Georgetown Independent School District GO	5.250%	2/15/2055	6,755	7,124
[1]	Georgetown TX Utility System Multiple Utility Revenue	4.250%	8/15/2047	120	115
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2034	3,615	3,751
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2035	2,990	3,097
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2036	85	88
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2037	75	77
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2038	1,050	1,082
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	6,560	6,723
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	15,050	14,147
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/2047	1,350	1,412
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2048	28,390	28,865
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/2048	50	52
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2049	15,910	14,323
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/2050	20	14
[2]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/2050	1,000	715
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	13,050	13,458
	Grayson County TX Junior College District GO	4.000%	2/15/2049	3,510	3,231
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.250%	10/1/2048	5,020	5,216
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2049	9,720	9,961
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.250%	10/1/2053	2,650	2,422
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/2054	4,020	3,751
[12]	Greenville Independent School District GO	4.500%	2/15/2056	3,500	3,502
[2]	Greenville TX Electric System Electric Power & Light Revenue	2.375%	2/15/2046	400	269
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2054	5,590	5,672
[12]	Greenwood Independent School District GO	5.000%	2/15/2049	2,280	2,348
[12]	Greenwood Independent School District GO	4.000%	2/15/2054	5,000	4,462
[12]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2038	2,000	2,169
[12]	Hallsville TX Independent School District GO	3.000%	2/15/2038	2,975	2,750
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	6,345	6,813
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2034	750	754
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	8,160	8,591
	Harris County Flood Control District GO	4.000%	10/1/2045	5,730	5,509
	Harris County Flood Control District GO	4.250%	10/1/2047	4,635	4,491
	Harris County Flood Control District GO	4.000%	9/15/2048	5,525	5,108
	Harris County Hospital District GO	5.250%	2/15/2050	20	21
	Harris County TX GO	5.000%	9/15/2026	5,200	5,246
	Harris County TX GO	5.000%	10/1/2026	1,085	1,096
	Harris County TX GO	5.000%	9/15/2027	4,000	4,134
	Harris County TX GO	4.000%	9/15/2049	8,120	7,497
	Harris County TX GO	5.000%	9/15/2054	8,390	8,634
131

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX Highway Revenue	5.000%	8/15/2028	665	669
	Harris County TX Highway Revenue	5.000%	8/15/2030	1,405	1,414
	Harris County TX Highway Revenue	5.000%	8/15/2031	370	372
	Harris County TX Highway Revenue	5.000%	8/15/2032	340	342
	Harris County TX Highway Revenue	5.000%	8/15/2033	2,210	2,222
	Harris County TX Highway Revenue	5.000%	8/15/2036	140	141
	Harris County TX Highway Revenue	5.000%	8/15/2041	10	10
[9]	Harris County TX Hospital District GO TOB VRDO	3.500%	5/1/2026	11,875	11,875
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	4,895	5,256
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2030	3,020	3,298
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2031	3,450	3,579
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2033	3,070	3,431
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2037	7,595	8,491
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2038	6,245	6,936
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	1,160	1,185
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	20,000	19,002
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2049	4,765	4,333
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2049	7,035	7,448
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2050	940	845
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	8,745	7,698
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	9,995	10,490
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2026	13,160	13,309
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2027	10,230	10,571
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2028	13,490	14,208
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2029	6,340	6,796
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2030	8,755	9,529
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2038	13,005	14,352
[1,4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2040	3,325	1,490
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	3.125%	11/15/2056	30	21
[12]	Hays Consolidated Independent School District GO	5.000%	2/15/2048	10,930	11,279
[12]	Hays Consolidated Independent School District GO	5.250%	2/15/2050	21,900	23,308
[12]	Hays Consolidated Independent School District GO	5.250%	2/15/2055	9,000	9,519
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2052	1,945	438
	Hidalgo County TX GO	4.000%	8/15/2043	4,555	4,432
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/2034	25,130	28,861
[12]	Houston Independent School District GO	5.000%	2/15/2027	225	225
[12]	Houston Independent School District GO	5.000%	2/15/2028	3,500	3,565
[12]	Houston Independent School District GO	4.000%	2/15/2033	395	397
[12]	Houston Independent School District GO	5.000%	2/15/2034	5,660	6,476
	Houston Independent School District GO PUT	5.000%	7/15/2028	9,560	9,980
[12]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	105	106
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2029	5,380	5,646
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	3,470	3,643
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	595	665
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	100	104
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	5,095	5,275
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	100	103
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2030	2,000	2,192
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	12,960	14,125
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2033	1,580	1,717
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2033	10,000	11,377
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	5,400	6,153
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	4,020	4,523
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2037	4,300	4,302
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2039	1,310	1,312
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	1,080	1,101
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	355	366
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2044	7,970	7,975
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2045	50	46
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2045	60	63
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2047	250	187
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2049	11,000	9,843
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2049	5	5
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2054	5,000	5,334
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2026	18,015	17,711
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2027	1,395	1,333
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2028	1,230	1,142
[1]	Houston TX Combined Utility System Water Revenue, ETM	5.750%	12/1/2032	360	423
	Houston TX GO	5.000%	3/1/2027	1,820	1,855
	Houston TX GO	5.000%	3/1/2028	475	476
132

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX GO	5.000%	3/1/2028	3,250	3,314
	Houston TX GO	5.000%	3/1/2028	1,365	1,424
	Houston TX GO	5.000%	3/1/2029	1,120	1,141
	Houston TX GO	5.000%	3/1/2029	8,745	9,290
	Houston TX GO	5.000%	3/1/2029	1,500	1,594
	Houston TX GO	5.000%	3/1/2030	3,620	3,915
	Houston TX GO	5.000%	3/1/2031	6,215	6,825
	Houston TX GO	5.000%	3/1/2034	585	656
	Houston TX GO	5.000%	3/1/2035	4,600	5,256
	Houston TX GO	5.250%	3/1/2040	5	5
	Houston TX GO	5.000%	3/1/2042	20	22
	Houston TX GO	5.000%	3/1/2043	215	232
	Houston TX GO	5.250%	3/1/2043	1,210	1,313
	Houston TX GO	5.250%	3/1/2049	17,350	18,422
	Houston TX GO	4.125%	3/1/2051	8,200	7,525
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2039	2,500	2,767
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2040	3,000	3,304
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2041	3,500	3,838
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2045	2,635	2,826
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2046	3,450	3,664
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2049	1,985	612
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.250%	9/1/2051	1,000	1,043
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	5,950	6,331
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	20,850	21,889
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	3,000	3,183
[12]	Humble Independent School District GO	5.000%	2/15/2047	850	886
[12]	Humble Independent School District GO	4.000%	2/15/2054	5,935	5,382
[12]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	5,445	5,529
[12]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2042	2,540	2,556
[12]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2044	2,445	2,638
[12]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	9,265	8,392
[12]	Hutto Independent School District GO	5.000%	8/1/2048	3,180	3,315
[12]	Hutto Independent School District GO	5.000%	8/1/2049	10,080	10,525
[2]	Hutto TX GO	4.125%	8/1/2049	80	75
[2]	Hutto TX GO	4.250%	8/1/2054	11,185	10,395
[12]	Irving Independent School District GO	5.000%	2/15/2039	700	763
[12]	Irving Independent School District GO	5.000%	2/15/2040	1,615	1,757
[12]	Irving Independent School District GO	5.000%	2/15/2041	1,530	1,658
[12]	Irving Independent School District GO	5.000%	2/15/2043	4,245	4,557
	Irving TX GO	5.000%	9/15/2029	1,525	1,605
[12]	Jarrell Independent School District GO	4.000%	2/15/2054	2,270	2,052
[12]	Jim Ned Consolidated Independent School District GO	2.000%	2/15/2040	1,070	788
[12]	Joshua Independent School District GO	4.000%	8/15/2049	3,000	2,758
[12]	Judson Independent School District GO	4.000%	2/1/2041	1,205	1,181
[12]	Judson Independent School District GO	5.000%	2/1/2049	7,090	7,392
[12]	Judson Independent School District GO	4.000%	2/1/2053	5,170	4,662
[12]	Judson Independent School District GO	5.000%	2/1/2053	5,015	5,183
[12]	Katy Independent School District GO	5.000%	2/15/2027	9,625	9,808
[12]	Katy Independent School District GO	5.000%	2/15/2028	8,965	9,361
[12]	Katy Independent School District GO	5.000%	2/15/2048	10,065	10,523
[12]	Katy Independent School District GO	4.000%	2/15/2049	2,215	2,082
[12]	Katy Independent School District GO	3.000%	2/15/2051	50	36
[12]	Katy Independent School District GO	4.000%	2/15/2052	1,005	911
[12]	Katy Independent School District GO	4.000%	2/15/2053	405	365
[12]	Katy Independent School District GO	5.250%	2/15/2054	5,000	5,270
[12]	Katy Independent School District GO	4.750%	2/15/2055	5,000	5,046
[12]	Keller TX Independent School District GO	4.000%	2/15/2047	5,000	4,707
[12]	Killeen Independent School District GO	3.000%	2/15/2044	1,835	1,507
[12]	Klein Independent School District GO	5.000%	8/1/2029	4,045	4,341
[12]	Klein Independent School District GO	5.000%	2/1/2039	2,635	2,747
[12]	Klein Independent School District GO	4.000%	8/1/2040	17,765	17,767
	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	8,630	8,018
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	16,925	15,845
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	3,575	3,245
[12]	Lamar Consolidated Independent School District GO	5.000%	2/15/2049	5,450	5,705
[12]	Lamar Consolidated Independent School District GO	3.000%	2/15/2051	2,745	1,995
[12]	Lamar Consolidated Independent School District GO	5.000%	2/15/2053	8,475	8,759
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2054	4,365	3,964
[12]	Lamar Consolidated Independent School District GO	3.000%	2/15/2056	40	28
[12]	Lamar Consolidated Independent School District GO	4.500%	2/15/2056	3,680	3,637
133

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lamar Consolidated Independent School District GO	5.500%	2/15/2058	12,500	13,224
[12]	Lamar Consolidated Independent School District GO	5.000%	2/15/2059	5,955	6,138
[12]	Lamar Consolidated Independent School District GO	5.250%	2/15/2059	7,175	7,527
[12]	Lamar Consolidated Independent School District GO	5.250%	2/15/2061	590	622
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2062	10,155	8,922
	Laredo TX Waterworks & Sewer System Water Revenue	4.250%	3/1/2052	1,510	1,402
[12]	Leander Independent School District GO	0.000%	8/16/2042	1,655	808
[12]	Leander Independent School District GO	0.000%	8/16/2044	10,000	4,353
[12]	Leander Independent School District GO	5.000%	2/15/2048	3,000	3,114
[12]	Leander Independent School District GO	5.000%	8/15/2055	10	10
[12]	Lewisville Independent School District GO	4.000%	8/15/2026	565	566
[12]	Lewisville Independent School District GO	4.000%	8/15/2027	4,340	4,344
[12]	Lewisville Independent School District GO	5.000%	8/15/2029	680	732
[12]	Lewisville Independent School District GO	5.000%	8/15/2036	25	28
[12]	Lewisville Independent School District GO	5.000%	8/15/2039	20	22
[12]	Lewisville Independent School District GO	5.000%	8/15/2040	10	11
[12]	Lewisville Independent School District GO	5.000%	8/15/2043	4,000	4,300
[12]	Lewisville Independent School District GO	5.000%	8/15/2044	15	16
[12]	Liberty Hill Independent School District GO	4.000%	2/1/2046	1,000	965
[12]	Liberty Hill Independent School District GO	4.375%	2/1/2047	5,000	5,004
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2052	620	636
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2054	80	83
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2058	6,505	6,716
[12]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	5,135	5,138
	Lone Star College System GO	5.000%	8/15/2042	1,405	1,418
	Lone Star College System GO	2.375%	2/15/2051	120	75
[12]	Longview Independent School District GO	4.000%	2/15/2049	1,975	1,822
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2029	2,145	2,284
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	7,990	8,051
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.250%	5/15/2050	3,500	3,694
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2055	2,400	2,467
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.500%	5/15/2055	2,505	2,686
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	3,000	3,107
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	9,085	9,905
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2027	1,490	1,527
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	3,110	3,375
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	3,100	3,400
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	1,560	1,747
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2040	100	100
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	4,955	5,060
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,680	1,697
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	1,690	1,742
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	2,695	2,780
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	150	154
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2048	175	177
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	5,830	6,111
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2048	2,525	2,682
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/2049	5,070	4,400
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	10	10
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	25	25
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	1,705	1,731
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	4,000	4,110
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	4,700	4,767
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	20	20
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	4,885	5,025
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2053	7,395	7,715
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2053	13,725	14,462
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2054	13,760	14,341
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2056	14,000	14,646
[12]	Lubbock Independent School District GO	4.500%	2/15/2055	5,125	5,140
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2046	13,145	12,230
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	5,025	4,476
[12]	Mabank Independent School District GO	4.000%	8/15/2049	6,250	5,857
[12]	Mansfield Independent School District GO	4.000%	2/15/2049	125	115
[12]	Mansfield Independent School District GO	4.000%	2/15/2049	6,570	6,186
[12]	Mansfield Independent School District GO	4.000%	2/15/2054	5,500	5,052
[12]	Mansfield Independent School District GO	5.250%	2/15/2055	3,095	3,264
[12]	Medina Valley Independent School District GO	4.000%	2/15/2053	4,590	4,172
[12]	Medina Valley Independent School District GO	5.250%	2/15/2055	250	265
[12]	Medina Valley Independent School District GO	5.250%	2/15/2060	1,230	1,300
134

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Melissa Independent School District GO	4.000%	2/1/2049	15,350	14,166
[12]	Melissa Independent School District GO	4.000%	2/1/2054	3,960	3,574
[12]	Mesquite Independent School District GO	5.250%	8/15/2047	30	32
[12]	Mesquite Independent School District GO	4.500%	8/15/2049	6,870	6,924
[12]	Mesquite Independent School District GO	5.000%	8/15/2049	5,000	5,228
[12]	Mesquite Independent School District GO	5.250%	8/15/2052	8,000	8,469
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/2027	125	91
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/2027	35	24
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/2027	15	9
[12]	Midland Independent School District GO	4.000%	2/15/2042	2,000	2,007
[12]	Midland Independent School District GO	5.000%	2/15/2047	6,140	6,401
[12]	Midland Independent School District GO	5.000%	2/15/2050	920	931
[12]	Midland Independent School District GO	4.000%	2/15/2054	10,315	9,293
[12]	Midland Independent School District GO, Prere.	5.000%	2/15/2028	130	135
[12]	Midland Independent School District GO, Prere.	5.000%	2/15/2028	555	578
	Midland TX GO	5.000%	3/1/2047	5,500	5,709
[12]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/2032	1,415	1,386
	Montgomery County TX GO	4.500%	3/1/2050	4,500	4,335
[12]	Montgomery Independent School District GO	4.000%	2/15/2048	2,445	2,312
[12]	Montgomery Independent School District GO	4.000%	2/15/2053	2,060	1,927
[12]	New Braunfels Independent School District GO	4.000%	2/1/2052	13,725	12,478
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	1,000	881
[12]	New Caney Independent School District GO	2.000%	2/15/2040	1,430	1,069
[12]	New Caney Independent School District GO	5.000%	2/15/2048	1,995	2,082
[12]	New Caney Independent School District GO	4.000%	2/15/2049	8,405	7,879
[12]	New Caney Independent School District GO	4.000%	2/15/2054	6,460	5,830
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2051	45	46
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	4.000%	4/1/2057	5,050	4,185
[12]	North East TX Independent School District GO	5.250%	2/1/2029	4,310	4,613
[2]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/2026	1,515	1,537
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2058	5,945	5,031
	North Harris County Regional Water Authority Water Revenue	4.000%	12/15/2041	10,000	9,901
	North Texas Municipal Water District Water Revenue	5.000%	6/1/2053	20,585	21,365
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2027	4,000	4,128
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2028	6,500	6,854
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2029	4,545	4,890
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2031	3,645	4,042
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2032	4,010	4,504
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2033	2,250	2,213
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2033	15,000	17,001
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2034	3,380	3,863
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2035	4,860	5,554
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2043	8,050	8,739
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2044	4,000	4,308
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2051	4,000	4,153
	North Texas Municipal Water District Water System Water Revenue	5.250%	9/1/2051	6,000	6,361
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2055	13,400	13,804
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	4,000	4,058
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	1,520	1,543
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	7,200	7,309
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	14,635	15,197
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	3,325	3,454
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	3,375	3,580
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	2,420	2,606
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	6,260	6,763
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	9,850	10,763
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	3,410	3,740
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	4,815	5,261
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	545	553
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	6,475	7,188
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	12,070	13,352
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	1,340	1,358
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	18,015	20,152
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	50	51
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	5,005	5,650
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	2,595	2,941
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	13,515	15,172
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	4,350	4,366
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	615	621
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	2,600	2,625
135

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	5,210	5,814
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	1,455	1,471
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	3,000	3,323
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	220	221
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	2,415	2,512
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	720	738
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2038	4,435	4,858
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2039	5,030	5,006
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	255	258
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	260	266
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	2,135	2,298
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	11,375	11,424
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2040	2,775	2,977
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2041	105	105
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	3,785	4,133
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2042	5	6
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2043	1,800	1,745
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	18,600	19,000
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	9,950	10,032
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	3,745	3,584
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	1,480	1,621
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	6,490	6,581
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	1,080	1,091
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	13,785	13,854
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/2049	1,205	1,110
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2051	2,930	2,158
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	25,670	13,796
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/2027	1,530	1,553
	North Texas Tollway Authority Highway Revenue, Prere.	6.750%	9/1/2031	2,515	2,992
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	8,180	7,798
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	1,635	1,514
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	2,725	2,445
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	6,630	5,752
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2032	180	151
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2033	20,605	16,599
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2034	6,015	4,664
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	710	527
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	10,550	7,482
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2037	3,345	2,260
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2038	8,265	5,314
[12]	Northside Independent School District GO	4.125%	8/15/2054	5,355	4,936
[12]	Northside Independent School District GO	5.000%	8/15/2055	5,860	6,054
[12]	Northside Independent School District GO PUT	3.000%	8/1/2026	3,795	3,794
[12]	Northside Independent School District GO PUT	2.000%	6/1/2027	3,625	3,586
[12]	Northside Independent School District GO PUT	3.550%	6/1/2028	24,775	25,081
[12]	Northwest Independent School District GO	4.000%	2/15/2045	8,375	8,202
[12]	Northwest Independent School District GO	4.000%	2/15/2048	1,785	1,685
[12]	Northwest Independent School District GO	5.000%	2/15/2048	4,895	5,066
[12]	Northwest Independent School District GO	5.000%	2/15/2048	6,110	6,324
[12]	Northwest Independent School District GO	5.000%	2/15/2049	9,770	10,118
[12]	Northwest Independent School District GO	5.000%	2/15/2049	23,365	24,197
[12]	Northwest Independent School District GO	5.000%	2/15/2050	10,000	10,403
[12]	Northwest Independent School District GO	5.000%	2/15/2055	7,805	8,028
[12]	Northwest Independent School District GO	5.250%	2/15/2055	15,000	15,753
[12]	Pasadena Independent School District GO	5.000%	2/15/2038	1,590	1,718
[12]	Pasadena Independent School District GO	5.000%	2/15/2047	325	336
[12]	Pasadena Independent School District GO	4.000%	2/15/2052	10,015	9,075
[12]	Pasadena Independent School District GO	4.250%	2/15/2053	525	494
[12]	Pearland Independent School District GO	5.000%	2/15/2031	6,155	6,784
[12]	Pearland Independent School District GO	5.000%	2/15/2032	7,625	8,525
	Pearland TX GO	5.250%	9/1/2055	2,000	2,093
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2031	1,480	1,644
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2054	3,855	4,013
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2026	5,180	5,202
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2027	6,660	6,850
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2030	1,430	1,577
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	1,695	1,881
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	6,570	7,382
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	9,895	11,130
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	2,770	3,152
136

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	1,230	1,375
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	1,755	1,955
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	22,630	25,999
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2035	4,115	4,846
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2036	10,000	11,622
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	1,285	1,443
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2037	5,000	5,949
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	6,655	7,432
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	6,050	6,756
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2040	4,970	5,451
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	3,120	3,126
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	1,045	1,053
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2041	3,835	4,190
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2041	3,815	4,589
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2042	5	5
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2048	6,750	7,131
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2051	30	31
	Pflugerville Independent School District GO	5.000%	2/15/2039	5,115	5,522
	Pflugerville Independent School District GO	5.000%	2/15/2048	7,290	7,432
	Pflugerville TX GO	1.750%	8/1/2034	800	674
	Pflugerville TX GO	4.125%	8/1/2053	3,505	3,150
	Pflugerville TX GO	5.000%	8/1/2053	375	384
[12]	Plano Independent School District GO	5.000%	2/15/2027	4,000	4,074
[12]	Plano Independent School District GO	5.000%	2/15/2027	8,750	8,912
[12]	Plano Independent School District GO	5.000%	2/15/2028	2,000	2,086
[12]	Plano Independent School District GO	5.000%	2/15/2030	3,360	3,650
	Plano Independent School District GO	5.000%	2/15/2036	1,985	2,188
	Plano Independent School District GO	5.000%	2/15/2038	1,270	1,385
	Plano Independent School District GO	3.625%	2/15/2039	3,000	2,917
	Plano Independent School District GO	3.750%	2/15/2040	3,000	2,937
	Plano Independent School District GO	5.000%	2/15/2041	3,125	3,371
	Plano Independent School District GO	5.000%	2/15/2042	2,205	2,366
	Plano Independent School District GO	5.000%	2/15/2043	4,015	4,292
	Plano TX GO	2.000%	9/1/2038	1,975	1,558
[12]	Port Arthur Independent School District GO	5.000%	2/15/2055	13,000	13,458
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2046	8,045	7,558
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	8,060	8,347
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2053	20,500	21,028
[12]	Princeton Independent School District GO	5.250%	2/15/2055	5,000	5,266
[12]	Prosper Independent School District GO	5.000%	2/15/2047	10	11
[12]	Prosper Independent School District GO	4.000%	2/15/2048	2,615	2,448
[12]	Prosper Independent School District GO	4.000%	2/15/2049	1,645	1,524
[12]	Prosper Independent School District GO	5.000%	2/15/2049	70	71
[12]	Prosper Independent School District GO	2.250%	2/15/2052	6,110	3,686
[12]	Prosper Independent School District GO	4.000%	2/15/2054	6,805	6,171
[12]	Prosper Independent School District GO	5.250%	2/15/2055	7,450	7,875
[12]	Richardson Independent School District GO	4.000%	2/15/2049	3,500	3,253
[12]	Round Rock Independent School District GO	5.000%	8/1/2030	3,820	4,098
[12]	Round Rock Independent School District GO	3.000%	8/1/2033	490	485
[12]	Royse City TX Independent School District GO	5.000%	2/15/2053	3,145	3,221
[12]	Royse TX City Independent School District GO	5.000%	2/15/2048	25	26
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	4.625%	2/15/2047	4,980	4,997
[12]	Salado Independent School District GO	4.250%	2/15/2054	5,000	4,690
[12]	San Angelo Independent School District GO	5.250%	2/15/2050	2,675	2,841
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/2054	3,585	2,307
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2034	7,695	8,479
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2035	5,090	5,584
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/2042	12,325	11,836
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	230	239
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2029	500	501
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	13,330	13,404
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	670	674
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	9,000	9,740
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	5,000	5,498
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	8,010	8,919
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2033	7,000	7,887
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	7,000	8,023
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	1,370	1,456
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	5,000	5,760
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2037	2,040	1,882
137

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2038	18,130	20,590
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	1,850	1,971
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,930	4,175
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	2,735	2,891
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	875	957
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	5,000	5,537
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2041	3,125	3,441
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2042	10	11
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2043	665	731
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	4,250	4,475
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2044	1,155	1,261
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2047	4,060	3,762
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2047	6,355	6,441
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	3,605	3,691
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	1,000	1,018
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	6,000	6,221
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	7,220	7,617
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	7,925	8,361
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	7,500	7,933
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	5,070	5,363
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.500%	2/1/2049	5,000	5,389
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.500%	2/1/2050	10	11
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	7,110	7,271
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	10,000	10,227
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2054	5,075	5,304
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	3,845	3,853
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	11,960	11,908
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	21,610	21,591
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	10,315	10,255
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	19,005	18,987
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	13,180	13,072
	San Antonio TX GO	3.000%	8/1/2035	240	228
[12]	San Antonio TX Independent School District GO	5.000%	8/15/2026	4,120	4,147
[12]	San Antonio TX Independent School District GO	5.000%	8/15/2027	2,750	2,836
[12]	San Antonio TX Independent School District GO	5.000%	8/15/2048	1,540	1,540
	San Antonio Water System Water Revenue	5.000%	5/15/2033	740	748
	San Antonio Water System Water Revenue	4.000%	5/15/2040	10,000	9,967
	San Antonio Water System Water Revenue	5.250%	5/15/2048	8,215	8,718
	San Antonio Water System Water Revenue	4.000%	5/15/2050	10,700	9,687
	San Antonio Water System Water Revenue	5.250%	5/15/2052	10,000	10,508
	San Jacinto Community College District GO	4.000%	2/15/2041	3,450	3,440
	San Jacinto Community College District GO	4.000%	2/15/2046	10	10
[12]	San Marcos Consolidated Independent School District GO	5.250%	8/15/2047	3,990	4,236
[12]	Sanger Independent School District GO	4.000%	8/15/2047	1,570	1,483
[12]	Sanger Independent School District GO	4.000%	8/15/2052	7,115	6,434
	Seguin TX GO	5.500%	9/1/2049	5,000	5,418
	Seguin TX GO	5.500%	9/1/2054	4,000	4,290
	Seguin TX GO	5.250%	9/1/2058	6,055	6,278
	Seguin TX GO	5.500%	9/1/2059	11,030	11,793
[2]	Sheldon Independent School District GO	5.000%	2/15/2029	1,675	1,771
[12]	Sherman TX Independent School District GO	5.000%	2/15/2048	3,100	3,217
[12]	Sherman TX Independent School District GO	5.000%	2/15/2053	2,500	2,562
[12]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/2053	1,500	1,355
	Smith County TX GO	5.000%	8/15/2043	80	85
[12]	Socorro Independent School District GO	4.000%	8/15/2044	1,450	1,405
[12]	Socorro Independent School District GO	4.000%	8/15/2045	3,050	2,929
[12]	Southwest Independent School District GO	4.000%	2/1/2053	7,370	6,657
[12]	Spring Branch Independent School District GO	5.000%	2/1/2027	8,350	8,498
[12]	Spring Branch Independent School District GO	5.000%	2/1/2028	5,000	5,210
[12]	Spring Branch Independent School District GO	5.000%	2/1/2029	6,820	7,263
[12]	Spring Branch Independent School District GO	4.500%	2/1/2047	4,740	4,771
[12]	Spring Independent School District GO	5.250%	8/15/2048	10,000	10,711
[12]	Spring Independent School District GO	5.250%	8/15/2049	16,000	17,083
	Spring Independent School District GO	4.000%	8/15/2052	16,355	14,507
[12]	Spring Independent School District GO	5.250%	8/15/2055	15,750	16,599
[12]	Springtown Independent School District GO	5.000%	2/15/2055	7,035	7,255
	Stephen F Austin State University College & University Revenue	4.000%	10/15/2048	15,900	14,324
	Tarrant County College District GO	5.000%	8/15/2040	7,450	8,031
[8]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Health Care System Project) VRDO	3.200%	5/1/2026	2,200	2,200
138

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County TX GO	4.000%	7/15/2047	2,975	2,823
	Tarrant Regional Water District Water Supply System Water Revenue	4.625%	3/1/2056	4,635	4,561
[12]	Taylor County Wylie Independent School District GO	4.000%	2/15/2049	2,390	2,244
	Temple TX GO	2.125%	8/1/2039	1,720	1,307
[12]	Terrell TX Independent School District GO	5.250%	8/1/2050	1,750	1,870
	Texas A&M University College & University Revenue	5.000%	5/15/2026	3,975	3,978
	Texas A&M University College & University Revenue	5.000%	5/15/2027	1,255	1,286
	Texas A&M University College & University Revenue	5.000%	5/15/2028	1,285	1,317
	Texas A&M University College & University Revenue	3.000%	5/15/2041	325	283
[12]	Texas City TX Independent School District GO	4.000%	8/15/2053	3,710	3,371
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	2,170	2,191
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2030	1,055	1,064
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2032	8,005	8,991
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2033	21,290	24,164
	Texas GO	5.000%	10/1/2026	1,045	1,047
	Texas GO	5.000%	10/1/2026	8,970	9,058
	Texas GO	5.000%	10/1/2027	16,000	16,548
	Texas GO	5.000%	10/1/2027	4,500	4,654
	Texas GO	3.200%	10/1/2028	7,450	7,451
	Texas GO	5.000%	10/1/2029	21,500	23,172
	Texas GO	5.000%	10/1/2030	295	305
	Texas GO	5.000%	10/1/2030	190	196
	Texas GO	5.000%	10/1/2030	1,850	2,017
	Texas GO	5.000%	10/1/2031	620	639
	Texas GO	5.000%	10/1/2031	1,315	1,356
	Texas GO	5.000%	10/1/2031	12,600	13,935
	Texas GO	5.000%	10/1/2031	4,750	5,289
	Texas GO	2.250%	8/1/2032	1,000	940
	Texas GO	5.000%	10/1/2032	6,095	6,280
	Texas GO	5.000%	10/1/2032	55	57
	Texas GO	5.000%	10/1/2032	15,000	16,791
	Texas GO	5.000%	10/1/2032	6,750	7,615
	Texas GO	2.250%	8/1/2033	1,000	926
	Texas GO	5.000%	10/1/2033	6,165	6,345
	Texas GO	5.000%	10/1/2033	110	113
	Texas GO	5.000%	10/1/2034	1,540	1,584
	Texas GO	5.000%	10/1/2034	105	108
	Texas GO	5.000%	10/1/2034	6,155	7,014
	Texas GO	2.000%	8/1/2035	2,000	1,733
	Texas GO	5.000%	10/1/2035	4,845	5,612
	Texas GO	2.000%	8/1/2036	3,000	2,540
	Texas GO	5.000%	10/1/2036	4,485	4,600
	Texas GO	5.000%	10/1/2039	13,000	14,654
	Texas GO	5.000%	8/1/2041	3,000	3,002
	Texas GO	5.000%	10/1/2041	15,845	17,706
	Texas GO	5.000%	10/1/2042	10,070	11,175
	Texas GO	5.000%	10/1/2043	12,115	13,381
	Texas GO	5.000%	10/1/2044	12,485	13,692
	Texas GO	5.000%	4/1/2046	235	235
	Texas GO	4.750%	2/1/2056	7,500	7,649
	Texas GO PUT	2.800%	10/1/2030	24,560	24,428
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2035	1,105	1,030
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	2.000%	9/1/2037	2,100	1,693
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2039	3,705	3,206
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	3,050	2,307
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	245	260
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2032	465	492
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	1,650	1,738
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2035	5,110	5,355
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	405	424
[1]	Texas State Technical College & University Revenue	5.500%	8/1/2042	3,750	4,153
	Texas State University System College & University Revenue	5.000%	3/15/2027	2,585	2,637
	Texas State University System College & University Revenue	5.000%	3/15/2028	3,920	4,001
	Texas State University System College & University Revenue	5.000%	3/15/2029	1,565	1,596
	Texas State University System College & University Revenue	5.000%	3/15/2030	7,000	7,587
	Texas State University System College & University Revenue	5.000%	3/15/2031	810	825
139

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas State University System College & University Revenue	5.250%	3/15/2054	14,560	15,359
	Texas Tech University System College & University Revenue	4.250%	2/15/2055	2,500	2,346
	Texas Transportation Commission GO	5.000%	4/1/2028	2,210	2,311
	Texas Transportation Commission GO	5.000%	4/1/2029	2,960	3,159
[7]	Texas Transportation Commission GO	5.000%	4/1/2029	5,000	5,335
[7]	Texas Transportation Commission GO	5.000%	4/1/2030	5,000	5,425
[7]	Texas Transportation Commission GO	5.000%	4/1/2031	3,550	3,907
	Texas Transportation Commission GO	5.000%	4/1/2032	5,565	6,210
[7]	Texas Transportation Commission GO	5.000%	4/1/2034	5,000	5,699
[7]	Texas Transportation Commission GO	5.000%	4/1/2036	6,000	6,948
[7]	Texas Transportation Commission GO	5.000%	4/1/2037	6,000	6,895
[7]	Texas Transportation Commission GO	5.000%	4/1/2039	3,795	4,299
[7]	Texas Transportation Commission GO	5.000%	4/1/2040	6,120	6,898
[7]	Texas Transportation Commission GO	5.000%	4/1/2041	8,410	9,437
[7]	Texas Transportation Commission GO	5.000%	4/1/2046	6,435	6,958
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2046	1,000	364
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2047	2,000	687
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2048	1,000	325
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2049	5,750	1,758
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2050	2,085	602
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2051	5,195	1,405
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2052	5,225	1,327
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2053	500	120
	Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/2057	2,500	2,508
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2036	4,040	4,617
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2041	5,035	5,588
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2042	25	28
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2043	5,180	5,670
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2044	10	11
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2045	5,490	5,915
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2050	24,210	25,233
	Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2050	5,235	5,577
	Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2055	5,000	5,265
	Texas Transportation Finance Corp. Highway Revenue	5.500%	10/1/2055	13,450	14,482
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	6,615	6,847
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	6,540	6,762
	Texas Water Development Board Water Revenue	5.000%	10/15/2030	5,150	5,158
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	3,855	4,063
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	4,030	4,159
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	785	795
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	1,815	1,816
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	10,285	10,814
	Texas Water Development Board Water Revenue	5.000%	8/1/2033	1,195	1,296
	Texas Water Development Board Water Revenue	3.000%	10/15/2033	450	443
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	1,620	1,638
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	7,930	8,038
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	2,450	2,492
	Texas Water Development Board Water Revenue	3.000%	10/15/2035	970	935
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	685	690
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	4,260	4,323
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	6,655	6,734
	Texas Water Development Board Water Revenue	5.000%	10/15/2035	3,205	3,565
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	3,940	3,989
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	455	458
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	320	323
	Texas Water Development Board Water Revenue	4.450%	10/15/2036	670	714
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	2,725	2,754
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	325	327
	Texas Water Development Board Water Revenue	5.000%	10/15/2037	2,995	3,340
	Texas Water Development Board Water Revenue	4.000%	10/15/2038	240	243
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	4,120	4,281
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	40	44
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	1,000	899
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	1,620	1,730
	Texas Water Development Board Water Revenue	5.000%	10/15/2039	5,190	5,795
	Texas Water Development Board Water Revenue	3.000%	10/15/2040	2,170	1,918
	Texas Water Development Board Water Revenue	4.000%	10/15/2040	11,900	11,901
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	5,815	6,459
	Texas Water Development Board Water Revenue	5.000%	8/1/2041	165	178
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	10,815	10,816
140

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	13,860	13,966
	Texas Water Development Board Water Revenue	4.250%	10/15/2041	5,445	5,593
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	1,455	1,457
	Texas Water Development Board Water Revenue	5.000%	10/15/2042	4,995	5,088
	Texas Water Development Board Water Revenue	5.000%	10/15/2042	85	94
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	28,390	27,600
	Texas Water Development Board Water Revenue	5.000%	10/15/2043	1,730	1,770
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	2,705	2,656
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	75	81
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	15	16
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	17,480	16,904
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	340	327
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	10,150	10,345
	Texas Water Development Board Water Revenue	5.000%	10/15/2045	6,855	6,855
	Texas Water Development Board Water Revenue	5.000%	10/15/2046	890	890
	Texas Water Development Board Water Revenue	5.250%	10/15/2046	100	100
	Texas Water Development Board Water Revenue	4.125%	10/15/2047	8,140	7,815
	Texas Water Development Board Water Revenue	5.000%	10/15/2047	320	323
	Texas Water Development Board Water Revenue	5.000%	10/15/2047	10,000	10,428
	Texas Water Development Board Water Revenue	4.000%	4/15/2048	3,530	3,275
	Texas Water Development Board Water Revenue	5.000%	4/15/2049	7,485	7,598
	Texas Water Development Board Water Revenue	4.000%	10/15/2049	11,635	10,746
	Texas Water Development Board Water Revenue	5.000%	10/15/2049	85	89
	Texas Water Development Board Water Revenue	4.000%	10/15/2050	45	41
	Texas Water Development Board Water Revenue	4.750%	10/15/2050	23,000	23,299
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	13,270	12,097
	Texas Water Development Board Water Revenue	4.000%	10/15/2051	16,425	14,962
	Texas Water Development Board Water Revenue	4.250%	10/15/2051	8,500	8,059
	Texas Water Development Board Water Revenue	4.000%	10/15/2052	35	31
	Texas Water Development Board Water Revenue	4.800%	10/15/2052	10,705	10,799
	Texas Water Development Board Water Revenue	5.000%	10/15/2053	425	441
	Texas Water Development Board Water Revenue	4.375%	10/15/2054	8,000	7,583
	Texas Water Development Board Water Revenue	4.750%	10/15/2055	21,475	21,505
	Texas Water Development Board Water Revenue	4.375%	10/15/2059	4,000	3,779
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	15,875	16,402
[12]	Tomball Independent School District GO	5.000%	2/15/2048	1,765	1,828
[12]	Tomball Independent School District GO	4.500%	2/15/2051	3,290	3,304
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2031	575	573
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2032	630	624
	University of Houston College & University Revenue	5.000%	2/15/2029	135	135
	University of Houston College & University Revenue	5.000%	2/15/2030	14,460	15,670
	University of Houston College & University Revenue	5.000%	2/15/2032	5,385	6,015
	University of Houston College & University Revenue	5.000%	2/15/2036	85	85
	University of Houston College & University Revenue	5.000%	2/15/2037	20	20
	University of Houston College & University Revenue	5.000%	2/15/2042	655	700
	University of North Texas System College & University Revenue	5.000%	4/15/2047	6,945	7,050
[12]	Venus Independent School District GO	3.000%	8/15/2041	1,535	1,357
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2049	3,015	3,157
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000%	8/1/2054	5,500	4,929
[12]	Waco Independent School District GO	4.125%	8/15/2053	1,625	1,494
	Waco TX GO	5.000%	2/1/2049	5,285	5,514
	Waco TX GO	5.250%	2/1/2054	11,000	11,567
[12]	Waller Consolidated Independent School District GO	3.000%	2/15/2039	1,000	889
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2044	2,005	1,982
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2048	1,230	1,140
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2050	1,450	1,328
[12]	Waller Consolidated Independent School District GO	5.250%	2/15/2050	6,000	6,404
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2053	4,020	3,631
[12]	Waller Consolidated Independent School District GO	5.250%	2/15/2056	45	48
[12]	Waxahachie Independent School District GO	4.250%	2/15/2053	2,250	2,148
	Weatherford College of the Parker County Junior College District College & University Revenue	5.250%	8/1/2050	9,330	9,829
	Weatherford College of the Parker County Junior College District College & University Revenue	5.000%	8/1/2055	3,295	3,386
[2]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/2046	10,165	8,482
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/2058	120	78
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2041	1,100	1,090
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2045	1,465	1,354
	Williamson County TX GO	4.000%	2/15/2028	18,440	18,907
	Williamson County TX GO	5.000%	2/15/2029	6,195	6,564
	Williamson County TX GO	5.000%	2/15/2031	5,000	5,466
	Williamson County TX GO	2.375%	2/15/2037	3,790	3,308
141

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Wylie Independent School District/Collin County GO	5.250%	8/15/2049	12,030	12,731
[12]	Wylie Independent School District/Collin County GO	5.250%	8/15/2054	3,085	3,228
[12]	Ysleta Independent School District GO	5.000%	8/15/2047	6,000	6,006
[12]	Ysleta Independent School District GO	4.000%	8/15/2050	110	101
					5,598,613
Utah (0.6%)
	Canyons School District (Utah School Board Guaranty Program) GO	2.650%	6/15/2031	2,565	2,491
	Canyons School District (Utah School Board Guaranty Program) GO	2.750%	6/15/2032	2,650	2,568
	Canyons School District (Utah School Board Guaranty Program) GO	2.900%	6/15/2033	2,725	2,648
	Canyons School District (Utah School Board Guaranty Program) GO	3.000%	6/15/2035	2,890	2,789
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2047	10,000	9,357
	Davis School District (Utah School Board Guaranty Program) GO	2.600%	6/1/2031	3,900	3,777
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.500%	6/1/2050	2,500	2,713
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.500%	6/1/2055	2,500	2,677
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2050	8,500	9,225
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2055	8,500	9,100
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	145	152
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	4,335	4,634
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	1,450	1,550
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	105	114
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	1,490	1,620
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	1,485	1,638
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	2,440	2,691
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	1,255	1,380
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	205	228
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	7,990	8,774
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	230	255
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	1,095	1,199
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	890	985
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2035	390	426
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2035	3,725	4,102
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	7,375	7,568
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2036	1,225	1,341
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	1,365	1,478
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	2,865	3,123
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	7,175	7,741
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	8,510	9,230
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	2,880	3,111
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	2,150	2,311
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	2,535	2,716
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	8,825	9,496
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	1,840	1,964
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	9,745	10,444
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	1,065	1,132
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	7,215	7,695
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2043	5,400	5,840
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	4,320	4,552
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	3,700	3,874
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	2,855	3,049
	Jordan School District GO	4.000%	6/15/2029	2,450	2,452
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	150	152
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2046	5,475	5,679
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	1,605	1,617
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2048	10	10
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/2038	895	909
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/2039	1,275	1,292
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/2040	1,000	1,010
	Salt Lake City UT Public Utilities Water Revenue	4.375%	2/1/2052	15	15
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2052	1,000	1,030
	Timpanogos Special Service District Sewer Revenue	5.000%	6/1/2047	30	32
	Unified Fire Service Area Lease (Appropriation) Revenue	2.000%	4/1/2037	1,975	1,612
	University of Utah College & University Revenue	4.000%	8/1/2033	440	443
	University of Utah College & University Revenue	5.000%	8/1/2046	2,035	2,124
	University of Utah College & University Revenue	5.250%	8/1/2048	1,535	1,630
	University of Utah College & University Revenue	4.000%	8/1/2051	12,440	11,026
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2037	1,170	1,285
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2038	545	596
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2040	410	445
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2042	6,935	7,459
142

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah GO	5.000%	7/1/2026	6,985	7,012
	Utah GO	5.000%	7/1/2026	6,765	6,791
	Utah GO	5.000%	7/1/2029	890	947
	Utah GO	5.000%	7/1/2030	1,525	1,622
	Utah GO	5.000%	7/1/2031	230	244
	Utah GO	3.000%	7/1/2033	8,650	8,597
[1]	Utah State University College & University Revenue	4.000%	12/1/2045	1,390	1,372
	Utah State University College & University Revenue	3.000%	12/1/2051	1,000	708
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/2040	6,270	6,445
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	940	1,043
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2028	2,335	2,481
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2029	3,640	3,946
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2030	4,955	5,466
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2031	5,740	6,422
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/2032	8,865	6,947
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	855	982
[4]	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	150	172
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	5,115	5,800
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	5,645	6,311
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	5,000	5,609
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	1,625	1,808
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	5,245	5,852
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2041	125	125
					291,278
Virginia (1.0%)
	Alexandria VA GO	3.000%	7/15/2046	25	20
	Arlington County VA GO	2.500%	8/15/2029	2,040	2,003
[1]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2041	1,775	1,777
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2046	410	410
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2048	7,000	7,313
	Commonwealth of Virginia GO	5.000%	6/1/2026	1,300	1,303
	Commonwealth of Virginia GO	5.000%	6/1/2027	20,890	21,444
	Fairfax County VA GO	5.000%	10/1/2026	845	853
	Fairfax County VA Sewer Revenue	4.000%	7/15/2051	5,500	5,212
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2043	1,860	2,036
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2044	5	5
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2054	3,000	3,118
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/2026	295	297
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2050	1,100	1,131
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2052	3,100	2,794
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2057	1,000	904
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2060	3,500	3,574
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/2060	825	852
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	9,525	9,799
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2048	4,715	4,805
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/2028	4,080	4,276
	Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/2047	4,900	5,110
	Richmond VA GO	3.375%	3/1/2041	1,450	1,377
	University of Virginia College & University Revenue	5.000%	4/1/2038	1,925	1,958
	University of Virginia College & University Revenue	5.000%	4/1/2039	2,590	2,632
	University of Virginia College & University Revenue	5.000%	4/1/2042	20	20
	University of Virginia College & University Revenue	5.000%	4/1/2044	5,135	5,200
	University of Virginia College & University Revenue	3.570%	4/1/2045	6,000	5,427
	University of Virginia College & University Revenue	5.000%	4/1/2047	6,000	6,060
	University of Virginia College & University Revenue	2.180%	11/1/2051	19,470	11,852
	University of Virginia College & University Revenue (Multi Year Capital Project)	4.000%	8/1/2048	4,345	4,167
	Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/2035	2,000	1,926
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2027	55	55
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2028	1,295	1,297
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2033	550	544
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2033	45	45
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2035	5,430	5,275
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2036	5,080	4,863
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	280	268
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2038	3,125	2,914
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2039	930	853
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	1,320	1,344
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	2,590	2,637
143

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	525	548
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	3,000	3,129
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	175	178
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	695	725
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	5,100	5,308
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	830	883
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	3,130	3,330
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	340	362
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	325	338
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	1,430	1,550
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	4,215	4,568
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	1,780	1,890
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	1,260	1,281
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	1,590	1,652
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	730	804
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2032	240	237
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	4,185	4,677
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2033	4,530	5,128
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2034	40	40
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2034	3,455	3,901
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2034	3,325	3,755
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	2,020	1,971
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	2,030	2,280
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	4,250	4,773
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	240	265
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2036	1,855	2,067
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2036	1,310	1,439
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	535	585
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2038	5,435	5,915
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2039	75	82
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2040	20	22
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2040	1,535	1,682
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2041	2,100	2,289
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2041	120	131
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	70	75
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2042	5,015	5,513
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2026	135	135
	Virginia College Building Authority College & University Revenue	5.000%	9/1/2027	605	609
[7]	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	13,125	14,452
[7]	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	16,575	18,514
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	3,050	3,051
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2044	11,205	11,073
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2027	195	199
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	1,250	1,141
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	125	112
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2026	4,220	4,224
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2027	2,930	3,004
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2028	1,595	1,655
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2029	9,200	9,544
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2032	2,125	2,198
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2033	585	604
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2034	2,520	2,551
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2035	280	283
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2036	250	252
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2042	3,500	3,472
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2036	9,395	8,915
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/2043	4,000	3,495
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	2,030	2,285
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2034	17,045	17,990
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/2027	1,545	1,558
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/2030	6,265	6,314
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2026	225	227
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2027	1,015	1,036
144

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2027	5,080	5,249
	Virginia Port Authority Port, Airport & Marina Revenue	5.250%	7/1/2050	10,000	10,630
	Virginia Port Authority Port, Airport & Marina Revenue	5.250%	7/1/2055	6,060	6,373
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	4,355	4,381
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	1,185	1,192
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2027	2,625	2,706
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2028	620	639
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2031	5,545	6,174
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2032	5,655	6,272
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2033	1,470	1,625
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2035	185	191
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2037	435	480
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2038	6,050	6,637
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2039	3,885	3,958
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2042	1,000	1,005
	Virginia Public School Authority Appropriations Revenue	5.000%	4/15/2029	7,405	7,919
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2028	7,430	7,836
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2026	8,000	8,077
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2027	13,000	13,449
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2028	5,000	5,291
	Virginia Resources Authority Lease Revenue	5.000%	11/1/2031	1,500	1,616
	Virginia Resources Authority Lease Revenue	5.000%	11/1/2033	1,395	1,495
	Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/2041	150	150
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/2053	1,520	1,585
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.125%	7/1/2058	1,000	915
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/2063	3,000	2,863
					440,724
Washington (2.6%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2041	8,145	8,203
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2046	12,030	13,611
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2027	1,745	1,809
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.750%	2/1/2028	5	5
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2028	1,195	1,268
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2029	5,705	6,178
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2030	1,635	1,802
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2031	325	363
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2033	4,505	4,987
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2034	325	358
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/2036	3,795	3,590
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2036	635	694
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2040	1,475	1,485
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	950	1,011
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2046	24,255	23,682
[4]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2029	295	268
	Energy Northwest Nuclear Revenue	5.000%	7/1/2026	7,015	7,041
	Energy Northwest Nuclear Revenue	5.000%	7/1/2028	5,095	5,116
	Energy Northwest Nuclear Revenue	5.000%	7/1/2029	3,510	3,605
	Energy Northwest Nuclear Revenue	4.000%	7/1/2030	4,140	4,353
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	6,830	7,175
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	2,610	2,853
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	3,000	3,280
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	4,805	5,039
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	2,220	2,324
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	2,795	2,925
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	10,115	10,359
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	1,195	1,248
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	3,465	3,614
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	2,460	2,566
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	1,095	1,238
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	4,220	4,752
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	4,000	4,236
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	4,485	4,818
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	8,510	8,984
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	7,335	8,100
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	1,625	1,819
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	2,315	2,478
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	2,145	2,358
145

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/2037	6,875	7,656
Energy Northwest Nuclear Revenue	5.000%	7/1/2037	1,140	1,200
Energy Northwest Nuclear Revenue	4.000%	7/1/2038	7,235	7,235
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	1,775	1,865
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	3,975	4,405
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	7,855	8,808
Energy Northwest Nuclear Revenue	5.000%	7/1/2039	25	27
Energy Northwest Nuclear Revenue	5.000%	7/1/2039	15	17
Energy Northwest Nuclear Revenue	5.000%	7/1/2039	7,870	8,778
Energy Northwest Nuclear Revenue	5.000%	7/1/2040	11,105	11,944
Energy Northwest Nuclear Revenue	5.000%	7/1/2041	3,085	3,310
Energy Northwest Nuclear Revenue	5.000%	7/1/2041	115	128
Energy Northwest Nuclear Revenue	4.000%	7/1/2042	1,635	1,647
Energy Northwest Nuclear Revenue	5.000%	7/1/2042	1,155	1,278
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/2027	625	642
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	2,635	2,645
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	1,290	1,295
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	4,000	4,014
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	5,455	5,475
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	2,415	2,481
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	4,370	4,490
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	6,195	6,364
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	6,060	6,377
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	5,130	5,764
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2033	620	705
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2034	2,630	3,017
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2035	1,000	1,155
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2026	2,005	2,013
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2027	770	791
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2028	1,370	1,442
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2026	4,000	4,015
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	8,230	8,455
Fircrest Properties Lease (Abatement) Revenue	5.500%	6/1/2049	5	5
Franklin County School District No. 1 Pasco GO	5.500%	12/1/2040	1,025	1,158
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2026	2,495	2,529
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2036	1,105	1,149
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	4,285	4,612
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	7,190	7,929
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	2,575	2,824
King County School District No. 210 Federal Way GO	5.000%	12/1/2030	1,380	1,433
King County School District No. 210 Federal Way GO	3.000%	12/1/2039	130	116
King County School District No. 403 Renton GO	4.000%	12/1/2039	1,680	1,706
King County School District No. 403 Renton GO	4.000%	12/1/2041	1,955	1,972
King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2030	1,310	1,443
King County School District No. 411 Issaquah GO	3.000%	12/1/2030	490	490
King County School District No. 411 Issaquah GO	4.000%	12/1/2031	7,510	7,516
King County School District No. 411 Issaquah GO	5.000%	12/1/2032	1,975	2,002
King County School District No. 414 Lake Washington GO	4.000%	12/1/2027	755	773
King County School District No. 414 Lake Washington GO	4.000%	12/1/2028	215	223
King County School District No. 414 Lake Washington GO	4.000%	12/1/2029	595	623
King County WA GO	5.000%	1/1/2032	3,970	4,398
King County WA Sewer Revenue	4.000%	7/1/2031	445	446
King County WA Sewer Revenue	4.000%	7/1/2040	14,730	14,730
King County WA Sewer Revenue	4.000%	7/1/2041	12,125	12,125
King County WA Sewer Revenue	4.000%	7/1/2041	2,450	2,450
King County WA Sewer Revenue	4.000%	7/1/2045	15	15
Pierce County School District No. 10 Tacoma GO	5.000%	12/1/2048	3,845	4,032
Pierce County School District No. 320 Sumner GO	5.000%	12/1/2040	2,530	2,823
Pierce County School District No. 403 Bethel GO	5.000%	12/1/2043	5,000	5,438
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/2030	675	676
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2030	2,760	3,019
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2031	7,030	7,776
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/2044	755	741
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2047	800	760
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2031	85	94
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2041	1,035	1,039
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	2,465	2,446
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/2044	370	361
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/2045	600	584
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2047	330	345
146

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/2047	2,210	2,100
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2048	3,295	3,446
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2053	1,850	1,909
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2054	2,900	3,008
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.250%	2/1/2055	11,265	11,879
Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.250%	12/1/2055	1,230	1,297
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	1,345	1,483
Spokane County School District No. 81 Spokane GO	5.000%	12/1/2036	1,810	1,910
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2037	545	556
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2038	885	898
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	10,445	10,572
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/2042	15,945	15,615
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2046	395	412
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2049	3,175	3,308
University of Washington College & University Revenue	5.000%	4/1/2037	5,020	5,703
University of Washington College & University Revenue	4.000%	12/1/2041	6,715	6,597
University of Washington College & University Revenue	3.125%	7/1/2042	3,345	2,867
University of Washington College & University Revenue	5.000%	4/1/2043	1,000	1,012
University of Washington College & University Revenue	3.250%	7/1/2043	125	107
University of Washington College & University Revenue PUT	4.000%	8/1/2027	3,700	3,727
Washington GO	4.000%	7/1/2026	22,870	22,917
Washington GO	5.000%	7/1/2026	6,000	6,022
Washington GO	5.000%	7/1/2026	10,000	10,037
Washington GO	5.000%	8/1/2026	1,800	1,810
Washington GO	4.000%	7/1/2027	1,155	1,174
Washington GO	4.000%	7/1/2027	350	356
Washington GO	5.000%	7/1/2027	570	586
Washington GO	5.000%	7/1/2027	10,000	10,282
Washington GO	5.000%	7/1/2027	22,000	22,621
Washington GO	5.000%	8/1/2027	1,500	1,545
Washington GO	5.000%	8/1/2027	10,190	10,498
Washington GO	4.000%	7/1/2028	380	392
Washington GO	4.000%	7/1/2028	1,170	1,207
Washington GO	5.000%	7/1/2028	8,200	8,632
Washington GO	5.000%	7/1/2028	4,700	4,948
Washington GO	5.000%	8/1/2028	1,660	1,709
Washington GO	5.000%	8/1/2028	1,950	1,962
Washington GO	5.000%	8/1/2028	5,555	5,858
Washington GO	5.000%	2/1/2029	1,225	1,306
Washington GO	4.000%	7/1/2029	14,600	15,243
Washington GO	4.000%	7/1/2029	2,515	2,626
Washington GO	5.000%	7/1/2029	1,190	1,279
Washington GO	5.000%	7/1/2029	1,125	1,209
Washington GO	5.000%	7/1/2029	380	408
Washington GO	5.000%	8/1/2029	540	556
Washington GO	5.000%	8/1/2029	4,310	4,640
Washington GO	5.000%	8/1/2029	2,910	3,133
Washington GO	5.000%	7/1/2030	10,095	11,056
Washington GO	5.000%	7/1/2030	7,700	8,433
Washington GO	5.000%	7/1/2030	10,000	10,952
Washington GO	5.000%	8/1/2030	2,460	2,475
Washington GO	5.000%	8/1/2030	535	551
Washington GO	5.000%	8/1/2030	3,100	3,190
Washington GO	5.000%	8/1/2030	2,500	2,573
Washington GO	5.000%	8/1/2030	1,180	1,294
Washington GO	5.000%	7/1/2031	9,390	10,437
Washington GO	5.000%	8/1/2031	2,080	2,139
Washington GO	5.000%	8/1/2031	2,935	2,952
Washington GO	5.000%	8/1/2031	650	668
Washington GO	5.000%	8/1/2031	9,125	10,155
Washington GO	5.000%	7/1/2032	10,645	11,979
Washington GO	5.000%	8/1/2032	6,085	6,251
Washington GO	5.000%	8/1/2032	20	21
Washington GO	5.000%	8/1/2032	910	1,025
Washington GO	5.000%	8/1/2032	790	890
Washington GO	5.000%	8/1/2032	12,200	13,743
Washington GO	5.000%	2/1/2033	1,765	1,966
Washington GO	5.000%	7/1/2033	23,710	26,994
Washington GO	5.000%	7/1/2033	10,345	11,778
Washington GO	5.000%	8/1/2033	4,375	4,490
147

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	8/1/2033	2,175	2,442
Washington GO	5.000%	8/1/2033	1,355	1,391
Washington GO	5.000%	8/1/2033	5,290	6,028
Washington GO	5.000%	2/1/2034	410	455
Washington GO	5.000%	7/1/2034	700	794
Washington GO	5.000%	8/1/2034	310	312
Washington GO	5.000%	8/1/2034	2,425	2,666
Washington GO	5.000%	8/1/2034	100	113
Washington GO	5.000%	8/1/2034	620	693
Washington GO	5.000%	2/1/2035	6,135	6,574
Washington GO	5.000%	2/1/2035	1,155	1,277
Washington GO	5.000%	8/1/2035	730	748
Washington GO	5.000%	8/1/2035	4,280	4,761
Washington GO	5.000%	8/1/2035	425	435
Washington GO	5.000%	2/1/2036	655	721
Washington GO	5.000%	7/1/2036	1,040	1,166
Washington GO	5.000%	8/1/2036	270	294
Washington GO	5.000%	8/1/2036	10	11
Washington GO	5.000%	8/1/2036	280	314
Washington GO	5.000%	8/1/2036	1,200	1,327
Washington GO	5.000%	2/1/2037	920	1,007
Washington GO	5.000%	2/1/2037	2,065	2,198
Washington GO	5.000%	7/1/2037	1,895	2,111
Washington GO	5.000%	8/1/2037	1,215	1,220
Washington GO	5.000%	8/1/2037	6,495	6,853
Washington GO	5.000%	8/1/2037	2,310	2,575
Washington GO	5.000%	8/1/2037	1,625	1,765
Washington GO	5.000%	8/1/2037	5	6
Washington GO	5.000%	8/1/2037	3,525	3,978
Washington GO	5.000%	2/1/2038	520	566
Washington GO	5.000%	2/1/2038	500	515
Washington GO	5.000%	2/1/2038	95	101
Washington GO	5.000%	2/1/2038	2,000	2,285
Washington GO	5.000%	6/1/2038	3,900	4,156
Washington GO	5.000%	7/1/2038	5	6
Washington GO	5.000%	8/1/2038	1,685	1,799
Washington GO	5.000%	8/1/2038	1,875	2,029
Washington GO	5.000%	8/1/2038	1,055	1,168
Washington GO	5.000%	8/1/2038	650	711
Washington GO	5.000%	8/1/2038	13,255	14,849
Washington GO	5.000%	8/1/2038	3,730	4,225
Washington GO	5.000%	2/1/2039	2,315	2,512
Washington GO	5.000%	2/1/2039	580	614
Washington GO	5.000%	2/1/2039	420	432
Washington GO	5.000%	2/1/2039	5,920	6,501
Washington GO	5.000%	2/1/2039	15,365	17,445
Washington GO	5.000%	8/1/2039	2,115	2,123
Washington GO	5.000%	8/1/2039	1,585	1,686
Washington GO	5.000%	8/1/2039	7,530	8,299
Washington GO	5.000%	8/1/2039	135	147
Washington GO	5.000%	8/1/2039	5,450	6,073
Washington GO	5.000%	8/1/2039	4,500	4,848
Washington GO	5.000%	8/1/2039	4,765	5,310
Washington GO	5.000%	8/1/2039	4,625	5,209
Washington GO	5.000%	2/1/2040	2,890	3,124
Washington GO	5.000%	2/1/2040	90	95
Washington GO	5.000%	2/1/2040	505	511
Washington GO	5.000%	2/1/2040	6,500	7,338
Washington GO	5.000%	6/1/2040	11,065	11,727
Washington GO	5.000%	8/1/2040	2,110	2,240
Washington GO	5.000%	8/1/2040	4,780	5,137
Washington GO	5.000%	8/1/2040	1,390	1,508
Washington GO	5.000%	8/1/2040	7,520	8,251
Washington GO	5.000%	8/1/2040	5,315	5,894
Washington GO	5.000%	2/1/2041	7,045	7,576
Washington GO	5.000%	2/1/2041	970	1,021
Washington GO	5.000%	2/1/2041	10	11
Washington GO	5.000%	2/1/2041	1,200	1,279
Washington GO	5.000%	2/1/2041	50	51
Washington GO	5.000%	6/1/2041	3,070	3,245
148

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/2041	2,875	3,080
	Washington GO	5.000%	8/1/2041	1,255	1,329
	Washington GO	5.000%	8/1/2041	20	21
	Washington GO	5.000%	8/1/2041	11,485	12,551
	Washington GO	5.000%	8/1/2041	1,560	1,687
	Washington GO	5.000%	8/1/2041	2,610	2,881
	Washington GO	5.000%	2/1/2042	3,240	3,317
	Washington GO	5.000%	2/1/2042	2,410	2,528
	Washington GO	5.000%	2/1/2042	1,225	1,311
	Washington GO	5.000%	2/1/2042	260	276
	Washington GO	5.000%	2/1/2042	425	460
	Washington GO	5.000%	2/1/2042	1,600	1,748
	Washington GO	5.000%	2/1/2042	1,930	2,128
	Washington GO	5.000%	8/1/2042	5,865	6,191
	Washington GO	5.000%	8/1/2042	10,015	10,890
	Washington GO	5.000%	8/1/2042	1,665	1,715
	Washington GO	5.000%	8/1/2042	2,980	3,208
	Washington GO	5.000%	8/1/2042	415	433
	Washington GO	5.000%	8/1/2042	13,310	14,611
	Washington GO	5.000%	8/1/2042	4,905	5,431
	Washington GO	5.000%	2/1/2043	110	115
	Washington GO	5.000%	2/1/2043	1,825	1,965
	Washington GO	5.000%	2/1/2043	3,040	3,303
	Washington GO	5.000%	2/1/2043	70	77
	Washington GO	5.000%	2/1/2043	145	155
	Washington GO	5.000%	2/1/2043	15,690	17,337
	Washington GO	5.000%	8/1/2043	1,070	1,100
	Washington GO	5.000%	8/1/2043	6,745	7,159
	Washington GO	5.000%	8/1/2043	500	520
	Washington GO	5.000%	8/1/2043	4,175	4,391
	Washington GO	5.000%	8/1/2043	10,000	10,816
	Washington GO	5.000%	8/1/2043	45	48
	Washington GO	5.000%	8/1/2043	40	44
	Washington GO	5.000%	2/1/2044	3,695	3,852
	Washington GO	5.000%	2/1/2044	1,635	1,735
	Washington GO	5.000%	2/1/2044	925	989
	Washington GO	5.000%	2/1/2044	420	453
	Washington GO	5.000%	8/1/2044	805	843
	Washington GO	5.000%	8/1/2044	125	132
	Washington GO	5.000%	8/1/2044	6,095	6,491
	Washington GO	5.000%	8/1/2044	140	150
	Washington GO	5.000%	8/1/2044	620	643
	Washington GO	5.000%	8/1/2044	240	260
	Washington GO	5.000%	8/1/2044	220	240
	Washington GO	5.000%	2/1/2045	290	303
	Washington GO	5.000%	2/1/2045	890	966
	Washington GO	5.000%	8/1/2045	445	471
	Washington GO	5.000%	8/1/2045	35	38
	Washington GO	5.000%	8/1/2045	95	103
	Washington GO	5.000%	8/1/2045	1,000	1,049
	Washington GO	5.000%	2/1/2046	265	279
	Washington GO	5.000%	2/1/2046	2,410	2,523
	Washington GO	5.000%	8/1/2046	50	52
	Washington GO	5.000%	8/1/2046	40	43
	Washington GO	5.000%	2/1/2047	11,075	11,523
	Washington GO	5.000%	2/1/2047	10,000	10,575
	Washington GO	5.000%	8/1/2047	1,745	1,820
	Washington GO	5.000%	8/1/2047	8,220	8,667
	Washington GO	5.000%	8/1/2047	25	27
	Washington GO	5.000%	2/1/2048	8,950	9,419
	Washington GO	5.000%	8/1/2048	5,000	5,225
	Washington GO	5.000%	2/1/2050	10,000	10,529
	Washington GO	5.000%	2/1/2051	8,000	8,404
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	2,725	2,730
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	5,200	5,194
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	9,950	6,531
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	5,345	3,515
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	1,110	753
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	2,920	1,982
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	3,665	2,950
149

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	75	60
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2058	1,455	1,438
	WBRP 3.2 College & University Revenue	4.000%	1/1/2048	605	573
					1,202,416
West Virginia (0.0%)
[1]	Marshall University College & University Revenue	3.000%	5/1/2046	385	295
	West Virginia GO	5.000%	12/1/2041	35	36
	West Virginia GO	4.000%	6/1/2042	1,465	1,466
	West Virginia GO	4.000%	12/1/2042	1,205	1,206
	West Virginia GO	5.000%	12/1/2043	70	73
	West Virginia Higher Education Policy Commission College & University Revenue	4.000%	4/1/2034	1,180	1,180
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	2,705	2,772
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2047	4,625	4,319
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2047	2,945	3,055
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	1,025	920
					15,322
Wisconsin (0.7%)
	Dane County WI GO	2.500%	6/1/2027	1,780	1,771
	Franklin Public School District GO	4.000%	4/1/2045	10,000	9,737
	Howard-Suamico WI School District GO	1.750%	3/1/2032	4,530	3,971
	Madison WI Metropolitan School District GO	1.625%	3/1/2034	5,215	4,331
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	16,736	17,329
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2029	1,140	1,142
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2035	930	931
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2041	6,000	6,003
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2046	10,000	10,001
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2048	3,825	2,611
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2042	1,250	1,342
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.375%	7/1/2047	1,950	2,042
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2052	7,255	7,546
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.625%	7/1/2055	1,500	1,564
[2]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.250%	7/1/2065	3,890	3,925
[8,9]	Public Finance Authority WI Local or Guaranteed Housing Revenue TOB VRDO	3.750%	5/1/2026	14,210	14,210
[1]	Racine Unified School District GO	4.000%	4/1/2045	1,010	973
	Stoughton WI GO	2.375%	4/1/2027	1,205	1,197
	West De Pere School District GO	3.000%	4/1/2032	2,885	2,857
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2026	1,035	1,035
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2027	775	794
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	1,335	1,367
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	9,400	9,624
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/2027	155	159
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2045	4,650	1,902
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2050	3,000	905
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2055	3,000	693
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2060	20,500	3,631
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2026	4,010	4,025
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2027	2,275	2,340
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	2,585	2,659
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	1,610	1,656
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	850	913
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	660	722
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2031	4,140	4,602
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	3,875	4,368
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/2033	3,945	4,483
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/2034	2,270	2,605
	Wisconsin GO	5.000%	5/1/2026	9,230	9,230
	Wisconsin GO	5.000%	11/1/2026	2,640	2,671
	Wisconsin GO	5.000%	11/1/2026	2,755	2,787
	Wisconsin GO	5.000%	5/1/2027	11,280	11,549
	Wisconsin GO	5.000%	11/1/2027	2,125	2,177
	Wisconsin GO	5.000%	11/1/2027	7,260	7,439
	Wisconsin GO	5.000%	5/1/2028	1,285	1,347
	Wisconsin GO	5.000%	11/1/2028	4,850	4,970
	Wisconsin GO	5.000%	11/1/2028	6,480	6,640
	Wisconsin GO	5.000%	5/1/2029	1,050	1,125
	Wisconsin GO	5.000%	5/1/2030	3,130	3,418
	Wisconsin GO	5.000%	5/1/2030	885	967
	Wisconsin GO	5.000%	5/1/2030	5,000	5,460
[7]	Wisconsin GO	5.000%	5/1/2030	4,205	4,486
150

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO	5.000%	5/1/2031	815	905
[7]	Wisconsin GO	5.000%	5/1/2031	3,575	3,872
	Wisconsin GO	5.000%	5/1/2031	6,500	7,216
	Wisconsin GO	5.000%	5/1/2032	1,295	1,457
	Wisconsin GO	5.000%	5/1/2032	1,395	1,570
[7]	Wisconsin GO	5.000%	5/1/2032	2,795	3,068
	Wisconsin GO	5.000%	5/1/2033	1,325	1,507
	Wisconsin GO	5.000%	5/1/2034	3,175	3,600
	Wisconsin GO	5.000%	5/1/2034	3,320	3,814
	Wisconsin GO	5.000%	5/1/2035	7,270	8,200
	Wisconsin GO	5.000%	5/1/2035	2,105	2,397
	Wisconsin GO	5.000%	5/1/2036	6,145	6,890
	Wisconsin GO	5.000%	5/1/2036	2,005	2,268
	Wisconsin GO	5.000%	5/1/2036	1,245	1,417
	Wisconsin GO	5.000%	5/1/2036	4,765	5,542
	Wisconsin GO	5.000%	5/1/2037	5,620	6,268
	Wisconsin GO	5.000%	5/1/2038	95	106
	Wisconsin GO	5.000%	5/1/2038	29,135	33,320
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2046	6,455	6,019
					305,668
Wyoming (0.0%)
[1]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/2051	7,000	6,272
Total Tax-Exempt Municipal Bonds (Cost $45,293,266)					45,035,866
				Shares
Temporary Cash Investments (1.1%)
Investment Company (1.1%)
[13]	Vanguard Municipal Low Duration Fund (Cost $528,524)	3.451%		52,852,468	528,525
Total Investments (99.7%) (Cost $45,821,790)					45,564,391
Other Assets and Liabilities—Net (0.3%)					121,174
Net Assets (100%)					45,685,565
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Step bond.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
8	Scheduled principal and interest payments are guaranteed by bank letter of credit.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $118,541, representing 0.3% of net assets.
10	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
151

Tax-Exempt Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $45,293,266)	45,035,866
Affiliated Issuers (Cost $528,524)	528,525
Total Investments in Securities	45,564,391
Investment in Vanguard	1,061
Cash	589
Receivables for Investment Securities Sold	30,837
Receivables for Accrued Income	579,524
Receivables for Capital Shares Issued	99,845
Total Assets	46,276,247
Liabilities
Payables for Investment Securities Purchased	588,546
Payables for Capital Shares Redeemed	1,530
Payables to Vanguard	606
Total Liabilities	590,682
Net Assets	45,685,565
At April 30, 2026, net assets consisted of:

Paid-in Capital	46,025,098
Total Distributable Earnings (Loss)	(339,533)
Net Assets	45,685,565

ETF Shares—Net Assets
Applicable to 853,476,813 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,916,264
Net Asset Value Per Share—ETF Shares	$50.28

Admiral™ Shares—Net Assets
Applicable to 137,637,438 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,769,301
Net Asset Value Per Share—Admiral Shares	$20.12

See accompanying Notes, which are an integral part of the Financial Statements.
152

Tax-Exempt Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1]	777,910
Total Income	777,910
Expenses
The Vanguard Group—Note C
Investment Advisory Services	3,832
Management and Administrative—ETF Shares	1,462
Management and Administrative—Admiral Shares	628
Marketing and Distribution—ETF Shares	985
Marketing and Distribution—Admiral Shares	71
Custodian Fees	67
Shareholders’ Reports—ETF Shares	164
Shareholders’ Reports—Admiral Shares	6
Trustees’ Fees and Expenses	12
Other Expenses	16
Total Expenses	7,243
Expenses Paid Indirectly	(31)
Net Expenses	7,212
Net Investment Income	770,698
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	81,847
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(245,232)
Net Increase (Decrease) in Net Assets Resulting from Operations	607,313
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,747, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $103,668 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
153

Tax-Exempt Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	770,698	1,328,133
Realized Net Gain (Loss)	81,847	(105,631)
Change in Unrealized Appreciation (Depreciation)	(245,232)	335,658
Net Increase (Decrease) in Net Assets Resulting from Operations	607,313	1,558,160
Distributions
ETF Shares	(712,833)	(1,207,200)
Admiral Shares	(37,493)	(84,698)
Total Distributions	(750,326)	(1,291,898)
Capital Share Transactions
ETF Shares	1,634,086	5,956,979
Admiral Shares	160,975	(68,438)
Net Increase (Decrease) from Capital Share Transactions	1,795,061	5,888,541
Total Increase (Decrease)	1,652,048	6,154,803
Net Assets
Beginning of Period	44,033,517	37,878,714
End of Period	45,685,565	44,033,517

See accompanying Notes, which are an integral part of the Financial Statements.
154

Tax-Exempt Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.47	$50.28	$47.36	$47.58	$54.63	$54.17
Investment Operations
Net Investment Income[1]	.865	1.667	1.594	1.423	1.009	.937
Net Realized and Unrealized Gain (Loss) on Investments	(.202)	.151	2.877	(.282)	(7.119)	.467
Total from Investment Operations	.663	1.818	4.471	1.141	(6.110)	1.404
Distributions
Dividends from Net Investment Income	(.853)	(1.628)	(1.551)	(1.361)	(.940)	(.944)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.853)	(1.628)	(1.551)	(1.361)	(.940)	(.944)
Net Asset Value, End of Period	$50.28	$50.47	$50.28	$47.36	$47.58	$54.63
Total Return	1.33%	3.73%	9.50%	2.31%	-11.30%	2.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,916	$41,422	$35,204	$28,209	$20,759	$14,139
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.04%[2]	0.05%[2]	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	3.46%	3.36%	3.17%	2.87%	1.97%	1.70%
Portfolio Turnover Rate[3]	7%	23%	19%	23%	23%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%, 0.04%, 0.05%, 0.05%, and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
155

Tax-Exempt Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.14	$20.07	$18.90	$19.00	$21.83	$21.64
Investment Operations
Net Investment Income[1]	.342	.659	.630	.562	.402	.366
Net Realized and Unrealized Gain (Loss) on Investments	(.080)	.058	1.157	(.115)	(2.856)	.188
Total from Investment Operations	.262	.717	1.787	.447	(2.454)	.554
Distributions
Dividends from Net Investment Income	(.282)	(.647)	(.617)	(.547)	(.376)	(.364)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.282)	(.647)	(.617)	(.547)	(.376)	(.364)
Net Asset Value, End of Period	$20.12	$20.14	$20.07	$18.90	$19.00	$21.83
Total Return[2]	1.31%	3.67%	9.49%	2.26%	-11.34%	2.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,769	$2,612	$2,675	$2,128	$1,714	$908
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.08%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.43%	3.32%	3.13%	2.83%	1.97%	1.66%
Portfolio Turnover Rate[4]	7%	23%	19%	23%	23%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08%, 0.09%, 0.09%, and 0.09%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
156

Tax-Exempt Bond Index Fund
Notes to Financial Statements
Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $1,061,000, representing less than 0.01% of the fund’s net assets and 0.42% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2026, custodian fee offset arrangements reduced the fund’s expenses by $31,000 (an annual rate of less than 0.01% of average net assets).
157

Tax-Exempt Bond Index Fund
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	45,035,866	—	45,035,866
Temporary Cash Investments	528,525	—	—	528,525
Total	528,525	45,035,866	—	45,564,391
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	45,830,198
Gross Unrealized Appreciation	324,580
Gross Unrealized Depreciation	(590,387)
Net Unrealized Appreciation (Depreciation)	(265,807)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $322,632,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2026, the fund purchased $6,913,088,000 of investment securities and sold $3,137,949,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,083,492,000 and $3,283,323,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2026, such purchases were $302,515,000 and sales were $332,610,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	6,155,289	122,287	12,582,858	253,971
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,521,203)	(89,450)	(6,625,879)	(133,500)
Net Increase (Decrease)—ETF Shares	1,634,086	32,837	5,956,979	120,471
Admiral Shares
Issued	426,792	21,161	1,017,444	51,389
Issued in Lieu of Cash Distributions	22,537	1,119	50,563	2,550
Redeemed	(288,354)	(14,318)	(1,136,445)	(57,549)
Net Increase (Decrease)—Admiral Shares	160,975	7,962	(68,438)	(3,610)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
158

Tax-Exempt Bond Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q14912 062026
159

Financial Statements
For the six-months ended April 30, 2026
Vanguard Intermediate-Term Tax-Exempt Bond ETF

Contents
Financial Statements	1

Intermediate-Term Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (0.6%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2030	100	110
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2031	500	557
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2035	175	202
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2026	75	75
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	250	258
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2030	80	88
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2031	165	184
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2045	205	221
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2026	215	217
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2028	405	429
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2029	65	70
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2031	380	416
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	50	55
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2033	250	272
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2034	1,000	1,084
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2035	240	259
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	380	389
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2038	85	86
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	375	378
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/2027	325	328
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	530	538
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/2043	320	309
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2037	225	226
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	50	54
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	140	153
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	150	166
	Jefferson County AL Sewer Revenue	5.000%	10/1/2036	115	126
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	240	261
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	200	217
	Jefferson County AL Sewer Revenue	5.250%	10/1/2044	30	32
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	10	11
	University of Alabama College & University Revenue	3.500%	7/1/2042	190	178
	Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/2041	25	24
					7,973
Alaska (0.0%)
	North Slope Borough AK GO	5.000%	6/30/2027	250	257
Arizona (1.1%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2027	215	221
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2028	215	226
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2037	480	553
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	75	76
	Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	40	38
	Arizona COP, ETM	5.000%	10/1/2026	220	222
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2026	105	105
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2029	170	183
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2045	50	55
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	455	455
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	50	53
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	960	1,044
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/2026	500	505
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/2035	75	83
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/2036	20	22
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2041	15	15
[1]	Lake Havasu AZ Wastewater System Water Revenue	4.000%	7/1/2045	10	10
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/2033	25	25
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2032	35	35
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2034	65	67
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	115	115
1

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	230	236
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	250	256
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	310	316
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2040	110	110
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2044	295	293
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	20	21
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	125	132
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2027	320	325
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2028	670	681
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2032	1,075	1,205
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2034	450	456
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	130	131
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	5/1/2039	750	841
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2044	165	180
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2045	225	244
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	235	239
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	130	132
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	310	323
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	110	115
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	365	380
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	105	109
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2031	100	104
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	80	83
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	125	140
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	615	637
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	100	114
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2035	990	1,146
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	250	289
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	55	59
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	20	22
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2044	410	442
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2045	50	49
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2045	260	272
					14,190
Arkansas (0.0%)
	University of Arkansas College & University Revenue	5.000%	12/1/2045	360	376
California (15.8%)
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	100	98
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	100	101
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	25	25
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	150	151
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/2045	95	102
[1]	Alvord Unified School District GO	0.000%	8/1/2036	35	24
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2031	30	26
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	155	129
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2036	20	21
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/2036	100	72
	Antelope Valley Community College District GO, Prere.	5.250%	2/15/2027	5	5
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	460	470
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	115	118
2

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	610	642
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2030	210	213
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	100	110
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	150	169
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	15	17
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2033	625	630
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	75	76
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2034	130	153
Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	240	228
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2037	625	627
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2037	145	173
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2039	545	652
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	100	114
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	310	370
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	60	65
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	50	54
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	110	121
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	210	230
Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	235	230
Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	2,170	2,465
Beverly Hills CA Unified School District GO	3.000%	8/1/2044	125	105
California (Veterans Bond Program) GO	4.750%	12/1/2042	200	212
California Department of Water Resources Water Revenue	5.000%	12/1/2027	45	47
California Department of Water Resources Water Revenue	5.000%	12/1/2029	70	71
California Department of Water Resources Water Revenue	5.000%	12/1/2031	15	17
California Department of Water Resources Water Revenue	4.000%	12/1/2034	255	256
California Department of Water Resources Water Revenue	5.000%	12/1/2034	330	363
California Department of Water Resources Water Revenue	5.000%	12/1/2035	15	16
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	35	40
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	25	27
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	435	518
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	225	268
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	385	451
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	75	86
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	170	203
California GO	3.875%	8/1/2026	250	251
California GO	5.000%	8/1/2026	60	60
California GO	5.000%	8/1/2026	55	55
California GO	5.000%	8/1/2026	100	101
California GO	5.000%	8/1/2026	1,000	1,006
California GO	5.000%	8/1/2026	600	604
California GO	4.000%	9/1/2026	250	251
California GO	5.000%	9/1/2026	75	76
California GO	5.000%	9/1/2026	150	151
California GO	5.000%	9/1/2026	30	30
California GO	5.000%	9/1/2026	135	136
California GO	4.000%	10/1/2026	525	528
California GO	5.000%	10/1/2026	260	263
California GO	5.000%	12/1/2026	500	507
California GO	5.000%	4/1/2027	360	368
California GO	3.500%	8/1/2027	730	739
California GO	5.000%	8/1/2027	285	287
California GO	5.000%	8/1/2027	365	377
California GO	5.000%	8/1/2027	500	516
California GO	5.000%	8/1/2027	100	103
California GO	4.000%	9/1/2027	500	511
California GO	4.000%	9/1/2027	65	66
California GO	5.000%	9/1/2027	90	91
California GO	5.000%	9/1/2027	120	124
California GO	4.000%	10/1/2027	65	66
California GO	5.000%	10/1/2027	155	161
California GO	5.000%	10/1/2027	390	404
California GO	5.000%	10/1/2027	640	663
California GO	5.000%	11/1/2027	445	462
California GO	5.000%	11/1/2027	590	613
California GO	5.000%	12/1/2027	440	458
California GO	3.000%	3/1/2028	10	10
California GO	5.000%	4/1/2028	90	94
California GO	5.000%	8/1/2028	430	433
California GO	5.000%	8/1/2028	55	57
3

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/2028	335	354
California GO	5.000%	8/1/2028	305	322
California GO	4.000%	9/1/2028	50	50
California GO	4.000%	9/1/2028	400	414
California GO	5.000%	9/1/2028	40	40
California GO	5.000%	9/1/2028	40	40
California GO	5.000%	9/1/2028	15	16
California GO	3.000%	10/1/2028	75	75
California GO	5.000%	10/1/2028	55	58
California GO	5.000%	10/1/2028	405	430
California GO	5.000%	10/1/2028	1,000	1,061
California GO	5.000%	11/1/2028	275	285
California GO	5.000%	12/1/2028	260	277
California GO	3.000%	3/1/2029	215	215
California GO	3.000%	3/1/2029	75	75
California GO	5.000%	3/1/2029	500	535
California GO	5.000%	4/1/2029	235	252
California GO	5.000%	4/1/2029	35	37
California GO	3.000%	8/1/2029	100	100
California GO	5.000%	8/1/2029	845	850
California GO	5.000%	8/1/2029	925	954
California GO	5.000%	8/1/2029	1,265	1,272
California GO	5.000%	8/1/2029	220	237
California GO	3.000%	9/1/2029	255	255
California GO	4.000%	9/1/2029	30	31
California GO	5.000%	9/1/2029	425	428
California GO	5.000%	9/1/2029	295	319
California GO	5.000%	10/1/2029	705	763
California GO	5.000%	10/1/2029	525	556
California GO	5.000%	10/1/2029	1,240	1,342
California GO	4.000%	11/1/2029	10	10
California GO	5.000%	11/1/2029	100	104
California GO	5.000%	11/1/2029	20	22
California GO	5.000%	3/1/2030	250	272
California GO	5.000%	4/1/2030	340	364
California GO	5.000%	4/1/2030	155	169
California GO	5.000%	4/1/2030	155	169
California GO	5.000%	4/1/2030	60	64
California GO	5.000%	8/1/2030	1,000	1,006
California GO	5.000%	8/1/2030	60	62
California GO	5.000%	8/1/2030	300	316
California GO	5.000%	8/1/2030	35	38
California GO	5.000%	8/1/2030	840	921
California GO	5.000%	9/1/2030	800	806
California GO	5.000%	9/1/2030	265	291
California GO	5.000%	9/1/2030	600	659
California GO	5.000%	9/1/2030	195	214
California GO	5.000%	9/1/2030	5	5
California GO	5.000%	10/1/2030	260	281
California GO	5.000%	10/1/2030	130	137
California GO	5.000%	10/1/2030	60	66
California GO	5.000%	10/1/2030	75	83
California GO	5.000%	11/1/2030	150	156
California GO	5.000%	11/1/2030	370	408
California GO	5.000%	12/1/2030	305	336
California GO	5.000%	3/1/2031	295	320
California GO	5.000%	4/1/2031	60	66
California GO	5.000%	4/1/2031	280	310
California GO	5.000%	4/1/2031	240	257
California GO	3.250%	8/1/2031	365	375
California GO	4.000%	8/1/2031	25	25
California GO	5.000%	8/1/2031	100	101
California GO	5.000%	8/1/2031	100	111
California GO	5.000%	8/1/2031	70	78
California GO	5.000%	8/1/2031	100	111
California GO	4.000%	9/1/2031	135	135
California GO	4.000%	9/1/2031	25	25
California GO	5.000%	9/1/2031	55	55
California GO	5.000%	9/1/2031	270	301
California GO	5.000%	9/1/2031	100	112
4

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/2031	95	106
	California GO	5.000%	9/1/2031	300	334
	California GO	5.000%	9/1/2031	200	223
	California GO	5.000%	10/1/2031	115	124
	California GO	4.000%	11/1/2031	10	10
	California GO	5.000%	11/1/2031	60	62
	California GO	5.000%	11/1/2031	1,000	1,097
	California GO	5.000%	12/1/2031	55	62
	California GO	5.000%	3/1/2032	1,240	1,344
	California GO	5.000%	3/1/2032	100	112
	California GO	5.000%	4/1/2032	35	39
	California GO	5.000%	4/1/2032	75	80
	California GO	3.500%	8/1/2032	205	213
	California GO	5.000%	8/1/2032	120	123
	California GO	5.000%	8/1/2032	300	339
	California GO	5.000%	8/1/2032	5	5
[1]	California GO	5.250%	8/1/2032	305	345
	California GO	2.500%	9/1/2032	140	133
	California GO	4.000%	9/1/2032	230	230
	California GO	4.000%	9/1/2032	10	10
	California GO	4.000%	9/1/2032	30	30
	California GO	5.000%	9/1/2032	100	101
	California GO	5.000%	9/1/2032	95	108
	California GO	5.000%	9/1/2032	260	294
	California GO	5.000%	9/1/2032	800	905
	California GO	5.000%	9/1/2032	55	62
	California GO	5.000%	9/1/2032	20	23
	California GO	5.000%	10/1/2032	25	27
	California GO	5.000%	10/1/2032	135	149
	California GO	5.000%	10/1/2032	120	134
	California GO	4.000%	11/1/2032	10	10
	California GO	4.000%	11/1/2032	15	15
	California GO	5.000%	11/1/2032	65	67
	California GO	5.000%	11/1/2032	20	22
	California GO	5.000%	11/1/2032	70	77
	California GO	5.000%	12/1/2032	15	15
	California GO	5.000%	3/1/2033	30	32
	California GO	5.000%	3/1/2033	80	86
	California GO	5.000%	3/1/2033	600	682
	California GO	5.000%	4/1/2033	160	170
	California GO	5.000%	4/1/2033	75	84
	California GO	5.000%	4/1/2033	15	17
	California GO	4.000%	8/1/2033	340	340
	California GO	5.000%	8/1/2033	200	201
	California GO	5.000%	8/1/2033	65	74
	California GO	5.000%	8/1/2033	575	657
	California GO	5.000%	8/1/2033	755	863
	California GO	3.000%	9/1/2033	135	133
	California GO	4.000%	9/1/2033	65	65
	California GO	4.000%	9/1/2033	15	15
	California GO	5.000%	9/1/2033	100	113
	California GO	5.000%	9/1/2033	40	46
	California GO	5.000%	9/1/2033	320	366
	California GO	5.000%	9/1/2033	440	503
	California GO	3.000%	10/1/2033	100	100
	California GO	4.000%	10/1/2033	100	105
	California GO	4.000%	11/1/2033	35	36
	California GO	5.000%	8/1/2034	500	577
	California GO	4.000%	9/1/2034	25	25
	California GO	4.000%	9/1/2034	150	162
	California GO	5.000%	9/1/2034	500	578
	California GO	5.000%	9/1/2034	380	439
	California GO	4.000%	10/1/2034	5	5
	California GO	4.000%	10/1/2034	350	367
	California GO	5.000%	10/1/2034	250	283
	California GO	5.000%	12/1/2034	460	501
	California GO	5.000%	3/1/2035	50	54
	California GO	5.000%	3/1/2035	200	215
	California GO	5.000%	3/1/2035	195	226
	California GO	4.000%	8/1/2035	125	125
5

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/2035	100	115
California GO	5.000%	8/1/2035	500	581
California GO	3.000%	9/1/2035	50	48
California GO	4.000%	9/1/2035	265	265
California GO	4.000%	9/1/2035	565	565
California GO	4.000%	9/1/2035	95	95
California GO	5.000%	9/1/2035	125	126
California GO	5.000%	9/1/2035	150	167
California GO	5.000%	9/1/2035	215	245
California GO	5.000%	10/1/2035	20	23
California GO	4.000%	11/1/2035	40	40
California GO	4.000%	11/1/2035	125	130
California GO	5.000%	11/1/2035	10	10
California GO	5.000%	12/1/2035	55	60
California GO	4.000%	3/1/2036	1,160	1,196
California GO	5.000%	3/1/2036	60	64
California GO	5.000%	3/1/2036	175	202
California GO	5.000%	4/1/2036	315	334
California GO	4.000%	8/1/2036	40	40
California GO	4.000%	8/1/2036	105	112
California GO	5.000%	8/1/2036	60	63
California GO	5.000%	8/1/2036	50	50
California GO	5.000%	8/1/2036	80	91
California GO	5.000%	8/1/2036	275	318
California GO	3.000%	9/1/2036	35	33
California GO	4.000%	9/1/2036	50	50
California GO	4.000%	9/1/2036	100	100
California GO	5.000%	9/1/2036	95	96
California GO	5.000%	9/1/2036	595	661
California GO	5.000%	9/1/2036	500	555
California GO	5.000%	9/1/2036	205	231
California GO	5.000%	9/1/2036	20	23
California GO	3.000%	10/1/2036	50	48
California GO	4.000%	10/1/2036	275	281
California GO	4.000%	10/1/2036	360	374
California GO	5.000%	10/1/2036	425	476
California GO	2.000%	11/1/2036	25	21
California GO	4.000%	11/1/2036	105	106
California GO	5.000%	11/1/2036	350	378
California GO	4.000%	3/1/2037	155	159
California GO	5.000%	3/1/2037	260	298
California GO	5.000%	4/1/2037	55	58
California GO	4.000%	8/1/2037	25	25
California GO	5.000%	8/1/2037	65	68
California GO	5.000%	8/1/2037	250	284
California GO	5.000%	8/1/2037	355	408
California GO	4.000%	9/1/2037	295	295
California GO	5.000%	9/1/2037	125	126
California GO	5.000%	9/1/2037	45	51
California GO	3.000%	10/1/2037	440	415
California GO	4.000%	10/1/2037	200	207
California GO	5.000%	10/1/2037	125	137
California GO	4.000%	11/1/2037	230	237
California GO	5.000%	11/1/2037	210	233
California GO	5.000%	11/1/2037	200	227
California GO	4.000%	3/1/2038	15	15
California GO	5.000%	8/1/2038	15	15
California GO	5.000%	8/1/2039	250	281
California GO	5.000%	8/1/2039	265	301
California GO	5.000%	9/1/2039	150	165
California GO	5.000%	9/1/2039	205	229
California GO	4.000%	10/1/2039	630	638
California GO	4.000%	10/1/2039	205	210
California GO	5.000%	10/1/2039	415	451
California GO	5.000%	11/1/2039	40	42
California GO	3.000%	11/1/2040	35	32
California GO	4.000%	11/1/2040	130	132
California GO	5.000%	8/1/2041	300	340
California GO	5.000%	9/1/2041	130	141
California GO	5.000%	9/1/2041	100	111
6

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	4.000%	10/1/2041	30	30
California GO	5.000%	10/1/2041	80	86
California GO	3.000%	11/1/2041	25	23
California GO	5.000%	3/1/2042	400	448
California GO	4.000%	4/1/2042	180	182
California GO	5.000%	4/1/2042	100	102
California GO	5.000%	8/1/2042	540	607
California GO	4.000%	9/1/2042	540	547
California GO	5.000%	9/1/2042	65	71
California GO	5.000%	10/1/2042	20	21
California GO	5.000%	10/1/2042	630	691
California GO	5.000%	10/1/2042	100	113
California GO	5.000%	11/1/2042	260	284
California GO	4.000%	2/1/2043	55	55
California GO	4.000%	4/1/2043	10	10
California GO	5.000%	8/1/2043	515	575
California GO	4.000%	9/1/2043	450	453
California GO	4.000%	9/1/2043	125	126
California GO	5.000%	9/1/2043	285	312
California GO	5.000%	9/1/2043	380	419
California GO	5.000%	9/1/2043	180	198
California GO	5.000%	10/1/2043	65	73
California GO	2.250%	11/1/2043	65	48
California GO	5.000%	11/1/2043	500	554
California GO	2.375%	12/1/2043	455	343
California GO	3.000%	12/1/2043	95	82
California GO	5.000%	3/1/2044	5	6
California GO	5.250%	8/1/2044	85	95
California GO	5.000%	9/1/2044	20	22
California GO	4.000%	10/1/2044	85	84
California GO	5.000%	10/1/2044	500	557
California GO	4.000%	11/1/2044	210	207
California GO	4.000%	3/1/2045	80	79
California GO	4.125%	3/1/2045	65	65
California GO	5.000%	3/1/2045	675	739
California GO	5.000%	4/1/2045	30	31
California GO	5.000%	8/1/2045	535	588
California GO	5.000%	8/1/2045	865	950
California GO	5.000%	10/1/2045	10	11
California GO	5.000%	10/1/2045	500	552
California GO	5.250%	10/1/2045	500	547
California GO	5.000%	11/1/2045	15	16
California GO, Prere.	5.000%	3/1/2030	5	5
California GO, Prere.	5.000%	3/1/2030	5	5
California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	35	36
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	300	313
California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	25	25
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2045	110	107
California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2038	20	21
California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	250	252
California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	200	203
California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2045	10	10
California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	290	299
California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	495	532
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2026	740	740
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	170	171
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2026	70	71
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	15	16
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	220	235
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	130	142
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	130	144
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2031	175	195
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	110	123
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	420	466
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	325	356
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2040	150	167
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2041	145	161
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	25	28
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	30	33
7

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	580	632
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	385	416
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2034	935	1,080
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2036	300	346
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	115	119
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	265	286
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	140	158
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	250	251
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	15	15
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	200	231
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	340	343
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	200	228
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	200	227
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	500	574
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	30	33
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	520	586
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	300	282
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2040	500	565
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2042	500	560
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2044	70	77
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	130	136
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	225	249
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	55	60
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	235	257
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	420	408
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	20	21
	California State University College & University Revenue	5.000%	11/1/2026	170	170
	California State University College & University Revenue	5.000%	11/1/2027	10	10
	California State University College & University Revenue	5.000%	11/1/2027	10	10
	California State University College & University Revenue	5.000%	11/1/2028	20	21
	California State University College & University Revenue	5.000%	11/1/2029	65	65
	California State University College & University Revenue	5.000%	11/1/2029	300	328
	California State University College & University Revenue	5.000%	11/1/2030	235	241
	California State University College & University Revenue	5.000%	11/1/2030	350	390
	California State University College & University Revenue	5.000%	11/1/2031	180	184
	California State University College & University Revenue	5.000%	11/1/2031	45	45
	California State University College & University Revenue	5.000%	11/1/2032	230	235
	California State University College & University Revenue	3.000%	11/1/2033	120	118
	California State University College & University Revenue	5.000%	11/1/2034	230	272
	California State University College & University Revenue	3.125%	11/1/2036	105	100
	California State University College & University Revenue	5.000%	11/1/2036	10	10
	California State University College & University Revenue	5.000%	11/1/2037	300	351
	California State University College & University Revenue	5.000%	11/1/2041	200	200
	California State University College & University Revenue	5.000%	11/1/2041	300	342
	California State University College & University Revenue	5.000%	11/1/2042	100	102
	California State University College & University Revenue	4.000%	11/1/2043	65	65
	California State University College & University Revenue	5.000%	11/1/2043	10	10
	California State University College & University Revenue	5.000%	11/1/2044	475	527
	California State University College & University Revenue	5.000%	11/1/2045	225	225
	California State University College & University Revenue	5.000%	11/1/2045	65	71
	California State University College & University Revenue	5.500%	11/1/2045	5	6
	California State University College & University Revenue PUT	3.125%	11/1/2026	75	75
	Chabot-Las Positas Community College District GO	4.000%	8/1/2033	295	296
	Chabot-Las Positas Community College District GO	4.000%	8/1/2034	30	30
	Chabot-Las Positas Community College District GO	4.000%	8/1/2035	380	380
[1]	Coachella CA Valley Unified School District GO	0.000%	8/1/2043	75	36
[1]	Coast Community College District GO	0.000%	8/1/2028	675	638
	Coast Community College District GO	4.000%	8/1/2042	120	120
	Coast Community College District GO	0.000%	8/1/2043	220	106
[1]	Corona-Norco Unified School District GO	0.000%	8/1/2039	110	66
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	810	834
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	45	46
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	105	108
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2034	40	41
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	35	36
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	100	117
[3]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	350	411
[3]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2039	205	239
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/2045	15	15
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	1,205	1,204
8

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/2026	725	726
	El Camino Community College District Foundation GO	0.000%	8/1/2034	900	693
	El Camino Community College District Foundation GO	0.000%	8/1/2038	500	322
[2]	Elk Grove Unified School District COP	3.125%	2/1/2040	10	9
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	1,220	1,198
	Foothill-De Anza Community College District GO	4.000%	8/1/2040	145	144
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	55	38
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	100	119
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	70	67
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	1,765	1,699
	Fresno Unified School District GO	4.000%	8/1/2041	90	89
	Fresno Unified School District GO	0.000%	8/1/2043	480	217
	Glendale Community College District GO	0.000%	2/1/2045	1,045	450
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2044	280	288
[2]	Hayward Unified School District GO	4.000%	8/1/2043	120	120
[2]	Hayward Unified School District GO	5.000%	8/1/2044	5	5
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	155	155
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.250%	2/1/2046	100	100
	Los Angeles CA Community College District GO	5.000%	8/1/2027	50	52
	Los Angeles CA Community College District GO	5.000%	8/1/2031	245	276
	Los Angeles CA Community College District GO	5.000%	8/1/2032	270	310
	Los Angeles CA Community College District GO	5.000%	8/1/2036	10	11
	Los Angeles CA Community College District GO	4.000%	8/1/2037	25	25
	Los Angeles CA Community College District GO	5.000%	8/1/2037	20	23
	Los Angeles CA Community College District GO	3.000%	8/1/2039	100	91
	Los Angeles CA Unified School District COP	5.000%	10/1/2033	5	6
	Los Angeles CA Unified School District COP	5.000%	10/1/2034	120	139
	Los Angeles CA Unified School District COP	5.000%	10/1/2035	120	138
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2033	10	12
	Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	180	209
	Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	180	209
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	100	100
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	305	314
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	270	278
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	200	206
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	410	428
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	300	317
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	245	259
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	1,000	1,079
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	100	108
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	100	108
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	250	270
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	100	100
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	495	544
	Los Angeles CA Unified School District GO	3.000%	7/1/2031	1,160	1,152
	Los Angeles CA Unified School District GO	4.000%	7/1/2031	25	26
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	20	21
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	500	559
	Los Angeles CA Unified School District GO	4.000%	7/1/2032	10	11
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	185	209
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2032	500	566
	Los Angeles CA Unified School District GO	4.000%	7/1/2033	15	16
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	320	372
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2034	500	581
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	15	16
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	20	23
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	110	127
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	25	26
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	205	211
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	30	31
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	15	15
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	55	56
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	250	283
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	140	143
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	225	254
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	20	22
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	225	252
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	300	333
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	300	309
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	100	112
9

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	5.250%	7/1/2042	750	774
Los Angeles CA Unified School District GO	5.000%	7/1/2043	255	278
Los Angeles CA Unified School District GO	5.000%	7/1/2043	290	319
Los Angeles CA Unified School District GO	4.000%	7/1/2044	470	472
Los Angeles CA Unified School District GO	5.000%	7/1/2045	350	378
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	125	125
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	100	111
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	10	11
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	10	12
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2041	250	283
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	15	16
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2034	10	12
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	40	40
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	275	284
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	40	42
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	55	61
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	30	33
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	10	10
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	195	214
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	15	15
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	60	65
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	50	51
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	85	89
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	975	1,058
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	200	200
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	40	42
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	200	209
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	95	97
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	55	56
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	495	515
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	250	250
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	5	6
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	200	226
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	125	124
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	905	1,014
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	60	66
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	30	33
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	75	83
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	85	92
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	50	55
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	10	11
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	50	54
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	60	64
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	255	273
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	230	245
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	110	117
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	445	466
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	25	26
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	15	16
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	680	716
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	260	283
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	25	25
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	290	300
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	25	27
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	35	38
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	160	173
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	95	103
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	650	696
10

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	40	42
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	685	750
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	170	186
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	395	432
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	85	89
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	5	6
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	440	487
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	45	47
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	17
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	20	22
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	120	134
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	20	20
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	155	174
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	140	155
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	210	234
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	170	192
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	760	768
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	45	46
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	205	225
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	270	298
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	100	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	825	905
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	400	449
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	285	305
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	60	65
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	390	424
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	400	441
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	125	131
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	185	196
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	75	79
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	240	254
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	490	526
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	30	32
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	370	373
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	85	90
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	615	657
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	250	268
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	350	379
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	315	332
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	765	815
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	105	112
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,015	1,043
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	45	48
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2044	300	326
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	35	36
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	425	446
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	200	205
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	15	15
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	235	250
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	200	219
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	100	110
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	450	498
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	300	332
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	25	28
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	15	17
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	110	114
11

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	35	40
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	350	362
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	300	333
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	101
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	500	516
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	60	63
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	360	397
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	50	56
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	40	43
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	240	257
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	365	397
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	300	329
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	195	204
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	125	133
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	185	194
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	160	171
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	140	146
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	225	237
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	105	111
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	680	697
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	70	74
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	250	252
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	155	164
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	65	69
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	95	96
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2031	485	490
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	105	106
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	460	461
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2034	220	220
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	610	609
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	250	283
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	755	852
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	195	210
	Mount San Antonio Community College District GO	5.875%	8/1/2028	30	32
	Mount San Antonio Community College District GO	5.000%	8/1/2044	30	32
	Mount San Antonio Community College District GO	0.000%	8/1/2045	15	6
[4]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/2043	75	77
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	350	347
[1]	Napa Valley Unified School District GO	4.000%	8/1/2044	60	59
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/2034	15	15
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2045	20	21
[1]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	200	122
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	60	60
	Oxnard Union High School District GO, Prere.	5.000%	8/1/2026	40	40
	Palo Alto Unified School District GO	3.250%	8/1/2042	125	116
[1]	Perris CA Union High School District GO	4.000%	9/1/2043	140	140
	Perris CA Union High School District GO	3.000%	9/1/2045	55	45
	Poway Unified School District GO	0.000%	8/1/2033	55	44
	Poway Unified School District GO	0.000%	8/1/2034	1,120	868
	Poway Unified School District GO	0.000%	8/1/2037	300	205
	Poway Unified School District GO	0.000%	8/1/2040	390	232
[1]	Rialto Unified School District GO	0.000%	8/1/2036	300	198
	Rio Hondo CA Community College District GO	6.625%	8/1/2042	100	121
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	50	62
	Rio Hondo CA Community College District GO	0.000%	8/1/2044	110	47
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2031	170	177
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	75	77
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2038	5	5
	Riverside Unified School District GO	4.000%	8/1/2042	395	393
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2041	100	101
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2043	25	26
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2041	50	50
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2041	280	281
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2032	5	6
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	65	69
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	55	58
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2041	80	84
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	105	104
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	735	818
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	300	253
12

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Diego CA Unified School District GO	5.500%	7/1/2027	225	234
	San Diego CA Unified School District GO	5.000%	7/1/2028	200	212
	San Diego CA Unified School District GO	4.000%	7/1/2029	85	85
	San Diego CA Unified School District GO	0.000%	7/1/2030	115	103
	San Diego CA Unified School District GO	4.000%	7/1/2033	25	25
	San Diego CA Unified School District GO	5.000%	7/1/2034	150	177
	San Diego CA Unified School District GO	0.000%	7/1/2035	140	104
	San Diego CA Unified School District GO	0.000%	7/1/2038	1,150	748
	San Diego CA Unified School District GO	0.000%	7/1/2040	80	47
	San Diego CA Unified School District GO	3.125%	7/1/2040	150	139
	San Diego CA Unified School District GO	0.000%	7/1/2041	100	56
	San Diego CA Unified School District GO	5.000%	7/1/2041	300	360
	San Diego CA Unified School District GO	3.125%	7/1/2042	75	66
	San Diego CA Unified School District GO	5.000%	7/1/2042	55	66
	San Diego CA Unified School District GO	0.000%	7/1/2043	50	25
	San Diego CA Unified School District GO	5.000%	7/1/2043	195	213
[3]	San Diego CA Unified School District GO	5.000%	7/1/2043	300	354
	San Diego CA Unified School District GO	0.000%	7/1/2045	200	90
	San Diego CA Unified School District GO	2.000%	7/1/2045	15	10
	San Diego CA Unified School District GO	2.250%	7/1/2045	185	131
	San Diego CA Unified School District GO	4.000%	7/1/2045	5	5
[3]	San Diego CA Unified School District GO	5.000%	7/1/2045	530	614
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2040	150	163
	San Diego Community College District GO	5.000%	8/1/2044	75	84
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	5	5
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	10	10
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	20	20
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	80	85
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2032	35	40
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2036	50	57
	San Diego County Water Authority Water Revenue	4.000%	5/1/2033	105	112
	San Diego County Water Authority Water Revenue	4.000%	5/1/2034	150	159
	San Diego County Water Authority Water Revenue	4.000%	5/1/2037	30	31
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	20	20
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/2026	20	20
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2029	35	35
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2028	50	50
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	250	299
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	5	5
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	50	50
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	100	93
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2038	5	6
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	20	15
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2042	50	50
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	500	561
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	150	149
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	235	258
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	260	218
	San Francisco CA City & County GO	5.000%	6/15/2032	10	11
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	80	81
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	200	208
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	285	289
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	800	810
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	200	227
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	200	230
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2033	35	41
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	75	86
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	200	235
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	240	288
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	250	261
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	50	54
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	30	32
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	40	43
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	10	11
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	100	116
13

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2032	5	6
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	55	54
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	170	183
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/2026	1,000	994
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	125	120
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/2041	655	648
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/2033	50	55
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	160	113
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	100	98
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2034	150	154
	San Juan Unified School District GO	3.000%	8/1/2026	85	85
[5]	San Mateo County Community College District GO	0.000%	9/1/2032	50	41
[5]	San Mateo County Community College District GO	0.000%	9/1/2034	5	4
[5]	San Mateo County Community College District GO	0.000%	9/1/2036	250	176
	San Mateo County Community College District GO	5.000%	9/1/2045	25	26
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2044	135	133
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2043	285	294
[4]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	80	87
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	60	33
	Santa Clara County CA GO	3.375%	8/1/2037	25	24
	Santa Clara County CA GO	3.500%	8/1/2038	15	15
	Santa Clara County CA GO	3.250%	8/1/2039	60	56
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/2045	435	434
	Santa Clara Unified School District GO	4.000%	7/1/2031	20	22
	Santa Clara Unified School District GO	3.500%	7/1/2042	25	24
	Santa Clara Unified School District GO	3.250%	7/1/2044	105	93
	Santa Clara Valley Water District (Water Utility System Improvement Project) COP	4.000%	6/1/2026	335	335
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2026	245	245
	Santa Monica Community College District GO	4.000%	8/1/2045	25	25
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2026	250	250
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	260	264
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	220	235
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	120	128
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2032	160	183
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2033	30	35
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2034	100	118
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2037	85	100
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	90	97
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	150	164
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2036	345	379
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	5	5
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	15	16
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	100	100
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	70	73
	Sunnyvale School District GO	4.000%	9/1/2042	50	49
	Sweetwater Union High School District GO	4.000%	8/1/2042	100	99
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	530	536
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2041	620	314
	University of California College & University Revenue	5.000%	5/15/2027	75	77
	University of California College & University Revenue	5.000%	5/15/2028	385	395
	University of California College & University Revenue	5.000%	5/15/2028	250	263
	University of California College & University Revenue	5.000%	5/15/2029	20	21
	University of California College & University Revenue	5.000%	5/15/2029	855	918
	University of California College & University Revenue	5.000%	5/15/2029	1,055	1,133
	University of California College & University Revenue	5.000%	5/15/2029	250	269
	University of California College & University Revenue	5.000%	5/15/2029	210	226
	University of California College & University Revenue	5.000%	5/15/2030	535	585
	University of California College & University Revenue	5.000%	5/15/2030	805	880
	University of California College & University Revenue	5.000%	5/15/2031	25	26
	University of California College & University Revenue	5.000%	5/15/2031	180	200
	University of California College & University Revenue	5.000%	5/15/2031	525	584
	University of California College & University Revenue	5.000%	5/15/2032	80	82
	University of California College & University Revenue	5.000%	5/15/2032	5	6
	University of California College & University Revenue	5.000%	5/15/2032	5	6
	University of California College & University Revenue	5.000%	5/15/2032	250	282
	University of California College & University Revenue	5.000%	5/15/2032	1,090	1,227
	University of California College & University Revenue	5.000%	11/15/2032	100	113
	University of California College & University Revenue	4.000%	5/15/2033	565	571
14

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/2033	450	514
University of California College & University Revenue	5.000%	5/15/2033	200	228
University of California College & University Revenue	5.000%	5/15/2033	400	456
University of California College & University Revenue	5.000%	11/15/2033	100	115
University of California College & University Revenue	4.000%	5/15/2034	450	455
University of California College & University Revenue	5.000%	5/15/2034	100	114
University of California College & University Revenue	5.000%	5/15/2034	375	432
University of California College & University Revenue	5.000%	5/15/2034	250	288
University of California College & University Revenue	5.000%	11/15/2034	100	116
University of California College & University Revenue	5.000%	11/15/2034	105	122
University of California College & University Revenue	5.000%	5/15/2035	380	429
University of California College & University Revenue	5.000%	5/15/2035	150	172
University of California College & University Revenue	5.000%	5/15/2035	150	172
University of California College & University Revenue	5.000%	5/15/2035	400	464
University of California College & University Revenue	5.000%	11/15/2035	100	116
University of California College & University Revenue	5.000%	11/15/2035	100	116
University of California College & University Revenue	5.000%	5/15/2036	25	26
University of California College & University Revenue	5.000%	5/15/2036	1,500	1,749
University of California College & University Revenue	5.000%	11/15/2036	100	117
University of California College & University Revenue	5.000%	11/15/2036	105	123
University of California College & University Revenue	5.000%	5/15/2037	25	26
University of California College & University Revenue	5.000%	5/15/2037	35	39
University of California College & University Revenue	5.000%	5/15/2037	100	113
University of California College & University Revenue	5.000%	5/15/2037	225	255
University of California College & University Revenue	5.000%	5/15/2037	400	458
University of California College & University Revenue	5.000%	5/15/2037	520	596
University of California College & University Revenue	5.000%	5/15/2037	250	286
University of California College & University Revenue	5.000%	11/15/2037	100	116
University of California College & University Revenue	5.000%	11/15/2037	110	127
University of California College & University Revenue	5.000%	5/15/2038	65	73
University of California College & University Revenue	5.000%	5/15/2038	240	270
University of California College & University Revenue	5.000%	5/15/2038	125	142
University of California College & University Revenue	5.000%	5/15/2038	450	513
University of California College & University Revenue	5.000%	11/15/2038	100	115
University of California College & University Revenue	5.000%	11/15/2038	100	115
University of California College & University Revenue	5.000%	5/15/2039	690	764
University of California College & University Revenue	5.000%	5/15/2039	575	644
University of California College & University Revenue	5.000%	5/15/2039	250	283
University of California College & University Revenue	5.000%	5/15/2039	250	283
University of California College & University Revenue	5.000%	11/15/2039	480	566
University of California College & University Revenue	5.250%	11/15/2039	655	763
University of California College & University Revenue	5.000%	5/15/2040	110	123
University of California College & University Revenue	5.000%	5/15/2040	15	17
University of California College & University Revenue	5.000%	5/15/2040	250	282
University of California College & University Revenue	5.000%	5/15/2040	530	600
University of California College & University Revenue	5.250%	5/15/2040	505	612
University of California College & University Revenue	5.500%	5/15/2040	900	1,060
University of California College & University Revenue	5.000%	11/15/2040	100	113
University of California College & University Revenue	5.000%	11/15/2040	100	113
University of California College & University Revenue	5.000%	5/15/2041	20	21
University of California College & University Revenue	5.000%	5/15/2041	95	104
University of California College & University Revenue	5.000%	5/15/2041	170	188
University of California College & University Revenue	5.000%	5/15/2041	250	279
University of California College & University Revenue	5.000%	11/15/2041	490	553
University of California College & University Revenue	5.250%	11/15/2041	430	495
University of California College & University Revenue	5.000%	5/15/2042	30	32
University of California College & University Revenue	5.000%	5/15/2042	5	5
University of California College & University Revenue	5.000%	5/15/2042	50	55
University of California College & University Revenue	5.250%	5/15/2042	350	357
University of California College & University Revenue	5.000%	11/15/2042	100	112
University of California College & University Revenue	5.000%	11/15/2042	50	56
University of California College & University Revenue	5.000%	5/15/2043	520	538
University of California College & University Revenue	5.000%	5/15/2043	80	84
University of California College & University Revenue	5.000%	5/15/2043	140	152
University of California College & University Revenue	5.000%	5/15/2043	395	433
University of California College & University Revenue	5.000%	5/15/2043	400	438
University of California College & University Revenue	5.000%	11/15/2043	100	112
University of California College & University Revenue	5.000%	11/15/2043	100	112
University of California College & University Revenue	5.000%	5/15/2044	25	27
University of California College & University Revenue	5.000%	5/15/2044	20	22
15

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/2044	55	60
	University of California College & University Revenue	5.000%	11/15/2044	100	111
	University of California College & University Revenue	4.000%	5/15/2045	60	59
	University of California College & University Revenue	5.000%	5/15/2045	85	92
	University of California College & University Revenue	5.000%	5/15/2045	115	125
	University of California College & University Revenue	5.000%	11/15/2045	80	88
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	25	26
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	175	175
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	250	260
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	50	51
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	470	478
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	225	236
	University of California College & University Revenue, ETM	5.000%	5/15/2026	70	70
	Ventura County Community College District GO	3.125%	8/1/2031	65	65
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	200	205
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	250	207
	Westside Union School District GO	0.000%	8/1/2040	480	264
	Westside Union School District GO	0.000%	8/1/2045	575	243
	William S Hart Union High School District GO	0.000%	8/1/2033	50	40
[1]	William S Hart Union High School District GO	0.000%	8/1/2035	85	63
	William S Hart Union High School District GO	3.500%	8/1/2038	190	187
					212,626
Colorado (0.9%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2030	505	512
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2031	195	198
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2040	100	100
	Adams 12 Five Star Schools GO	5.000%	12/15/2026	110	112
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	80	81
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	195	198
	Adams County CO COP	4.000%	12/1/2045	135	131
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2027	255	265
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2031	90	101
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	160	181
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2044	25	28
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	755	759
	Colorado COP	5.000%	12/15/2029	80	85
	Colorado COP	5.000%	12/15/2030	55	58
	Colorado COP	5.000%	3/15/2031	95	99
	Colorado COP	5.000%	12/15/2031	155	170
	Colorado COP	5.000%	12/15/2031	70	78
	Colorado COP	5.000%	12/15/2032	145	158
	Colorado COP	5.000%	12/15/2032	5	6
	Colorado COP	5.000%	12/15/2033	95	105
	Colorado COP	4.000%	12/15/2035	105	108
	Colorado COP	4.000%	12/15/2035	30	31
	Colorado COP	3.000%	12/15/2036	435	404
	Colorado COP	4.000%	12/15/2036	245	247
	Colorado COP	4.000%	12/15/2036	5	5
	Colorado COP	4.000%	12/15/2037	25	25
	Colorado COP	4.000%	12/15/2037	40	41
	Colorado COP	5.000%	3/15/2038	100	103
	Colorado COP	4.000%	12/15/2038	135	137
	Colorado COP	6.000%	12/15/2038	25	29
	Colorado COP	4.000%	12/15/2039	75	76
	Colorado COP	4.000%	12/15/2039	40	41
	Colorado COP	6.000%	12/15/2039	250	290
	Colorado COP	4.000%	12/15/2040	25	25
	Colorado COP	6.000%	12/15/2040	460	531
	Colorado COP	6.000%	12/15/2041	325	375
	Colorado COP	4.000%	3/15/2044	135	133
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	100	110
	Denver City & County Board of Water Commissioners Water Revenue	4.000%	9/15/2042	20	20
	Denver City & County School District No. 1 GO	5.000%	12/1/2036	15	15
	Denver City & County School District No. 1 GO	5.250%	12/1/2036	10	12
	Denver City & County School District No. 1 GO	5.000%	12/1/2037	50	50
	Denver City & County School District No. 1 GO	5.250%	12/1/2037	15	17
	Denver City & County School District No. 1 GO	5.000%	12/1/2038	25	25
	Denver City & County School District No. 1 GO	5.250%	12/1/2040	180	205
	Denver City & County School District No. 1 GO	5.000%	12/1/2041	25	27
16

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver City & County School District No. 1 GO	5.000%	12/1/2042	10	11
	Denver City & County School District No. 1 GO	3.000%	12/1/2043	200	169
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.375%	6/1/2043	50	50
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2032	100	101
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2043	265	265
	Denver CO City & County GO	5.000%	8/1/2028	75	79
	Denver CO City & County GO	5.000%	8/1/2029	230	248
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/2044	190	190
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	5.000%	8/1/2041	245	246
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2028	100	106
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2041	10	11
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2042	5	6
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	135	119
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2032	10	8
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2039	50	26
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2041	10	6
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	850	819
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	400	375
	El Paso County School District No. 20 Academy GO	4.000%	12/15/2040	165	165
	Jefferson County School District R-1 GO	5.000%	12/15/2035	115	121
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2031	105	111
	Metro Water Recovery Sewer Revenue	2.500%	4/1/2045	20	15
[1]	Rampart Range Metropolitan District No. 1 Sales Tax Revenue	5.000%	12/1/2042	140	141
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/2033	115	119
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2035	10	10
	Regional Transportation District Sales Tax Revenue	2.000%	11/1/2041	435	332
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	400	415
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2028	95	101
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	180	195
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	80	87
	University of Colorado College & University Revenue	5.000%	10/1/2030	350	384
	University of Colorado College & University Revenue	4.000%	6/1/2043	35	35
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	70	72
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	475	488
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	30	31
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/2044	140	146
					12,310
Connecticut (2.6%)
	Connecticut GO	5.000%	8/15/2026	100	101
	Connecticut GO	5.000%	8/15/2026	300	302
	Connecticut GO	5.000%	11/15/2026	220	223
	Connecticut GO	5.000%	11/15/2026	170	172
	Connecticut GO	5.000%	12/1/2026	155	157
	Connecticut GO	4.000%	1/15/2027	65	66
	Connecticut GO	4.000%	1/15/2027	500	505
	Connecticut GO	5.000%	1/15/2027	80	81
	Connecticut GO	5.000%	3/15/2027	150	153
	Connecticut GO	5.000%	4/15/2027	120	123
	Connecticut GO	5.000%	6/15/2027	100	103
	Connecticut GO	5.000%	8/15/2027	220	227
	Connecticut GO	5.000%	11/15/2027	535	554
	Connecticut GO	5.000%	11/15/2027	200	207
	Connecticut GO	4.000%	1/15/2028	185	189
	Connecticut GO	4.000%	1/15/2028	45	46
	Connecticut GO	5.000%	10/15/2028	110	111
	Connecticut GO	5.000%	11/15/2028	255	270
	Connecticut GO	4.000%	1/15/2029	100	104
	Connecticut GO	4.000%	1/15/2029	115	119
	Connecticut GO	5.000%	1/15/2029	100	106
	Connecticut GO	4.000%	1/15/2030	200	209
	Connecticut GO	4.000%	1/15/2030	275	288
	Connecticut GO	5.000%	3/15/2030	150	163
	Connecticut GO	5.000%	4/15/2030	5	5
	Connecticut GO	5.000%	8/15/2030	300	328
	Connecticut GO	5.000%	11/15/2030	205	225
	Connecticut GO	4.000%	1/15/2031	455	480
	Connecticut GO	4.000%	1/15/2031	345	364
	Connecticut GO	5.000%	1/15/2031	140	151
	Connecticut GO	5.000%	3/15/2031	150	166
17

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	3.500%	4/15/2031	35	35
Connecticut GO	5.000%	4/15/2031	605	644
Connecticut GO	5.000%	9/1/2031	95	106
Connecticut GO	5.000%	9/15/2031	190	211
Connecticut GO	5.000%	11/15/2031	120	134
Connecticut GO	4.000%	1/15/2032	35	37
Connecticut GO	5.000%	1/15/2032	95	106
Connecticut GO	5.000%	3/15/2032	255	286
Connecticut GO	5.000%	4/15/2032	45	46
Connecticut GO	5.000%	4/15/2032	575	611
Connecticut GO	5.000%	9/1/2032	375	422
Connecticut GO	3.000%	10/15/2032	235	233
Connecticut GO	5.000%	11/15/2032	30	34
Connecticut GO	5.000%	12/1/2032	465	525
Connecticut GO	4.000%	1/15/2033	325	343
Connecticut GO	4.000%	1/15/2033	40	42
Connecticut GO	5.000%	1/15/2033	165	187
Connecticut GO	5.000%	3/15/2033	150	170
Connecticut GO	5.000%	4/15/2033	40	42
Connecticut GO	3.000%	1/15/2034	55	54
Connecticut GO	5.000%	11/15/2034	200	230
Connecticut GO	5.000%	1/15/2035	355	403
Connecticut GO	4.000%	3/15/2035	30	30
Connecticut GO	5.000%	8/15/2035	110	127
Connecticut GO	5.000%	8/15/2035	100	116
Connecticut GO	4.000%	10/15/2035	175	175
Connecticut GO	5.000%	11/15/2035	50	57
Connecticut GO	4.000%	1/15/2036	40	42
Connecticut GO	4.000%	3/15/2036	100	100
Connecticut GO	5.000%	3/15/2036	100	114
Connecticut GO	5.000%	8/15/2036	205	235
Connecticut GO	3.000%	1/15/2037	130	122
Connecticut GO	4.000%	1/15/2037	250	255
Connecticut GO	4.000%	4/15/2037	65	65
Connecticut GO	5.000%	1/15/2038	400	446
Connecticut GO	5.000%	8/15/2038	250	283
Connecticut GO	2.000%	1/15/2041	55	40
Connecticut GO	5.000%	11/15/2041	5	6
Connecticut GO	5.000%	3/15/2042	100	110
Connecticut GO	3.000%	11/15/2042	140	124
Connecticut GO	5.000%	8/15/2044	190	207
Connecticut GO	5.000%	3/15/2045	100	108
Connecticut GO	5.000%	8/15/2045	185	200
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	525	527
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	800	803
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	580	594
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	250	257
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	305	313
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	25	26
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2027	65	67
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2028	110	114
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	145	153
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	1,000	1,052
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	170	179
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	250	263
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2028	405	408
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	45	48
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	260	279
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2029	100	106
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	85	93
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	75	82
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	300	328
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	110	120
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	165	180
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	5	6
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2030	60	63
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2031	2,140	2,221
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	200	221
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	280	311
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	175	194
18

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	665	738
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	5	6
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2031	35	35
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2031	130	137
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2032	50	52
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	65	70
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	200	225
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	295	332
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	345	388
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	100	112
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	110	121
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	120	129
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2035	500	517
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	55	60
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	50	56
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	25	28
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/2035	130	130
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2035	85	93
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2036	95	98
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	100	103
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	115	129
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	135	150
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2036	185	193
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2036	20	22
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2037	5	5
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	180	184
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2037	15	16
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	425	475
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2038	120	128
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2038	75	78
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2039	225	227
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2039	10	10
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	20	21
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2040	540	601
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2040	230	255
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2041	35	37
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2043	135	149
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	250	271
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2027	75	77
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2030	10	11
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2031	20	22
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2032	65	73
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2032	130	146
	Connecticut Special Tax Fuel Sales Tax Revenue, Prere.	5.000%	1/1/2034	60	68
	Connecticut Special Tax Obligation Revenue	5.000%	7/1/2036	560	646
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	95	109
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	50	58
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	1,000	1,167
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/2041	80	80
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	230	226
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	200	200
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/2028	250	260
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2030	300	327
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2032	1,000	1,119
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/2/2035	250	288
[1]	New Haven CT GO	5.000%	8/1/2032	160	178
	University of Connecticut College & University Revenue	5.000%	2/15/2031	250	276
	University of Connecticut College & University Revenue	5.000%	2/15/2035	250	288
					35,169
Delaware (0.2%)
	Delaware GO	5.000%	1/1/2027	170	173
	Delaware GO	5.000%	1/1/2028	471	490
	Delaware GO	5.000%	3/1/2029	130	139
	Delaware GO	5.000%	3/1/2031	225	250
	Delaware GO	5.000%	3/1/2032	905	1,019
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2044	60	59
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2030	50	55
					2,185
19

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District of Columbia (1.9%)
District of Columbia Appropriations Revenue	5.000%	12/1/2034	315	336
District of Columbia College & University Revenue	5.000%	4/1/2032	10	10
District of Columbia College & University Revenue	5.000%	4/1/2033	50	51
District of Columbia College & University Revenue	5.000%	4/1/2034	105	107
District of Columbia College & University Revenue PUT	5.000%	4/3/2035	500	550
District of Columbia GO	5.000%	6/1/2026	175	175
District of Columbia GO	5.000%	12/1/2026	230	233
District of Columbia GO	5.000%	12/1/2027	610	632
District of Columbia GO	5.000%	10/15/2028	600	635
District of Columbia GO	5.000%	12/1/2028	110	117
District of Columbia GO	5.000%	6/1/2029	370	397
District of Columbia GO	5.000%	10/15/2029	220	235
District of Columbia GO	5.000%	12/1/2029	480	519
District of Columbia GO	5.000%	6/1/2030	460	502
District of Columbia GO	5.000%	8/1/2030	200	219
District of Columbia GO	5.000%	10/15/2030	180	192
District of Columbia GO	5.000%	8/1/2031	450	500
District of Columbia GO	5.000%	10/15/2031	135	144
District of Columbia GO	5.000%	10/15/2032	20	21
District of Columbia GO	5.000%	12/1/2032	160	181
District of Columbia GO	5.000%	8/1/2033	55	63
District of Columbia GO	5.000%	8/1/2034	835	958
District of Columbia GO	5.000%	10/15/2034	140	148
District of Columbia GO	5.000%	2/1/2035	480	522
District of Columbia GO	5.000%	8/1/2035	210	239
District of Columbia GO	4.000%	6/1/2037	10	10
District of Columbia GO	5.000%	6/1/2037	5	6
District of Columbia GO	5.000%	8/1/2037	50	56
District of Columbia GO	5.000%	10/15/2038	20	21
District of Columbia GO	5.000%	6/1/2039	250	284
District of Columbia GO	5.000%	1/1/2041	35	38
District of Columbia GO	4.000%	6/1/2041	55	55
District of Columbia GO	5.000%	8/1/2041	85	94
District of Columbia GO	5.000%	8/1/2042	15	17
District of Columbia GO	5.000%	1/1/2043	50	54
District of Columbia GO	5.000%	10/15/2044	315	326
District of Columbia GO	5.000%	1/1/2045	65	69
District of Columbia GO	5.000%	6/1/2045	140	152
District of Columbia GO	5.000%	8/1/2045	15	16
District of Columbia GO	5.000%	2/1/2046	195	203
District of Columbia Income Tax Revenue	5.000%	10/1/2026	115	116
District of Columbia Income Tax Revenue	5.000%	10/1/2027	110	114
District of Columbia Income Tax Revenue	5.000%	6/1/2028	250	263
District of Columbia Income Tax Revenue	5.000%	12/1/2028	240	255
District of Columbia Income Tax Revenue	5.000%	3/1/2029	200	213
District of Columbia Income Tax Revenue	5.000%	10/1/2029	125	135
District of Columbia Income Tax Revenue	5.000%	12/1/2029	100	108
District of Columbia Income Tax Revenue	5.000%	10/1/2030	260	285
District of Columbia Income Tax Revenue	5.000%	10/1/2031	55	61
District of Columbia Income Tax Revenue	5.000%	10/1/2031	195	217
District of Columbia Income Tax Revenue	5.000%	3/1/2032	85	91
District of Columbia Income Tax Revenue	5.000%	6/1/2032	275	309
District of Columbia Income Tax Revenue	5.000%	7/1/2032	55	62
District of Columbia Income Tax Revenue	5.000%	10/1/2032	385	434
District of Columbia Income Tax Revenue	5.000%	3/1/2033	350	374
District of Columbia Income Tax Revenue	5.000%	10/1/2033	205	234
District of Columbia Income Tax Revenue	5.000%	12/1/2033	45	51
District of Columbia Income Tax Revenue	5.000%	6/1/2034	110	126
District of Columbia Income Tax Revenue	5.000%	3/1/2035	490	521
District of Columbia Income Tax Revenue	5.000%	6/1/2035	185	213
District of Columbia Income Tax Revenue	5.000%	7/1/2035	70	78
District of Columbia Income Tax Revenue	5.000%	12/1/2035	10	11
District of Columbia Income Tax Revenue	5.000%	3/1/2036	525	556
District of Columbia Income Tax Revenue	5.000%	3/1/2036	25	27
District of Columbia Income Tax Revenue	5.000%	6/1/2036	300	343
District of Columbia Income Tax Revenue	5.000%	10/1/2036	15	17
District of Columbia Income Tax Revenue	5.000%	12/1/2036	50	55
District of Columbia Income Tax Revenue	4.000%	3/1/2037	165	167
District of Columbia Income Tax Revenue	5.000%	3/1/2037	50	53
20

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	7/1/2037	40	44
	District of Columbia Income Tax Revenue	5.000%	10/1/2037	20	23
	District of Columbia Income Tax Revenue	5.000%	12/1/2037	105	115
	District of Columbia Income Tax Revenue	5.000%	3/1/2038	10	11
	District of Columbia Income Tax Revenue	5.000%	5/1/2038	255	281
	District of Columbia Income Tax Revenue	5.000%	7/1/2038	380	415
	District of Columbia Income Tax Revenue	4.000%	3/1/2039	5	5
	District of Columbia Income Tax Revenue	5.000%	7/1/2039	140	152
	District of Columbia Income Tax Revenue	5.000%	3/1/2040	25	26
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	105	115
	District of Columbia Income Tax Revenue	5.000%	5/1/2041	15	16
	District of Columbia Income Tax Revenue	5.000%	7/1/2041	30	32
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	465	503
	District of Columbia Income Tax Revenue	5.000%	6/1/2042	250	276
	District of Columbia Income Tax Revenue	5.000%	7/1/2042	25	27
	District of Columbia Income Tax Revenue	5.000%	5/1/2043	490	528
	District of Columbia Income Tax Revenue	4.000%	3/1/2044	110	107
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	565	586
	District of Columbia Income Tax Revenue	2.625%	3/1/2045	200	150
	District of Columbia Income Tax Revenue	4.000%	3/1/2045	250	242
	District of Columbia Income Tax Revenue	5.000%	5/1/2045	345	358
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2034	60	69
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2035	200	228
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	45	51
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	250	278
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2041	75	72
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2041	10	11
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	55	56
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	350	206
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2040	85	46
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	325	305
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	250	258
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	45	46
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2031	80	88
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2033	230	251
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2034	455	471
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2035	490	504
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	125	135
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	235	238
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2039	445	449
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	100	106
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2040	10	10
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2041	500	531
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2043	155	129
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2043	95	94
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2043	95	101
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2045	100	97
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	420	434
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2036	480	489
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2037	375	382
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2042	435	442
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	295	300
					25,465
Florida (2.6%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/2042	700	690
	Broward County FL School District COP	5.000%	7/1/2030	50	54
	Broward County FL School District COP	5.000%	7/1/2031	65	70
	Broward County FL School District COP	5.000%	7/1/2032	455	489
	Broward County FL School District COP	5.000%	7/1/2033	585	627
	Broward County FL School District COP	5.000%	7/1/2034	325	348
	Broward County FL School District COP	5.000%	7/1/2035	645	703
	Broward County FL School District COP	5.000%	7/1/2036	275	298
	Broward County FL Water & Sewer Utility Water Revenue	3.000%	10/1/2041	15	13
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2042	185	186
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2042	140	133
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2027	175	176
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2027	375	385
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	505	530
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	195	195
21

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	20	20
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	15	17
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	85	93
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	100	114
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/2036	185	180
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2036	810	810
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	275	275
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	175	178
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	70	70
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	35	35
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	105	103
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	165	166
[1]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/2040	340	264
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2040	60	60
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2041	500	490
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2042	100	102
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2043	55	57
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	225	233
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	470	488
[1]	Central Florida Expressway Authority Highway Revenue, ETM	5.000%	7/1/2031	75	83
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	50	50
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	415	416
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	50	50
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2027	80	82
[1]	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2031	100	111
[1]	Duval County Public Schools COP	5.000%	7/1/2026	945	949
[1]	Duval County Public Schools COP	5.000%	7/1/2027	300	308
[1]	Duval County Public Schools COP	5.000%	7/1/2028	185	194
[1]	Duval County Public Schools COP	5.000%	7/1/2030	195	213
[1]	Duval County Public Schools COP	5.000%	7/1/2032	175	189
[1]	Duval County Public Schools COP	5.000%	7/1/2033	125	134
[1]	Duval County Public Schools COP	5.000%	7/1/2034	395	423
	Florida Department of Management Services COP	5.000%	11/1/2027	100	104
	Florida Department of Management Services COP	5.000%	11/1/2028	200	212
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2034	100	115
	Florida GO	5.000%	6/1/2027	50	51
	Florida GO	5.000%	6/1/2028	320	336
	Florida GO	5.000%	6/1/2029	250	268
	Florida GO	5.000%	6/1/2031	35	39
	Florida GO	5.000%	6/1/2032	55	62
	Florida GO	5.000%	6/1/2033	690	782
	Florida GO	5.000%	6/1/2036	10	12
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	500	504
	Florida Lottery Revenue	5.000%	7/1/2027	260	267
	Florida Lottery Revenue	5.000%	7/1/2028	325	341
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2029	60	65
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2035	45	50
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/2043	10	10
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2044	50	50
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	120	123
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	300	309
	Jacksonville FL General Fund Revenue	5.000%	10/1/2029	405	436
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	190	196
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	125	129
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	760	819
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	100	110
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	80	89
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	105	108
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	685	772
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2036	10	11
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2037	95	107
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	550	541
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2045	30	32
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	500	500
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	125	141
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	20	22
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2040	145	160
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2041	110	120
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	100	109
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2044	100	109
22

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2045	660	629
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	35	37
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2045	20	22
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	260	275
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	20	20
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	175	175
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2037	10	11
	Miami-Dade County FL GO	5.000%	7/1/2037	120	120
[1]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/2044	525	227
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2034	435	439
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2039	20	20
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2040	320	320
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2038	855	855
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2039	10	10
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	255	262
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2044	30	30
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2045	100	97
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	330	341
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2029	200	206
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2032	125	140
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	510	514
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	525	529
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	100	101
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2038	45	45
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/2039	365	335
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	35	36
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	965	848
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2042	365	367
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2043	110	92
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	280	277
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	90	89
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	120	120
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2044	30	31
[3]	Miami-Dade County School Board COP	5.000%	2/1/2027	250	254
	Miami-Dade County School Board COP	5.000%	2/1/2028	190	190
	Miami-Dade County School Board COP	5.000%	2/1/2029	70	70
[3]	Miami-Dade County School Board COP	5.000%	2/1/2029	165	174
	Miami-Dade County School Board COP	5.000%	2/1/2030	25	25
[3]	Miami-Dade County School Board COP	5.000%	2/1/2030	250	268
	Miami-Dade County School Board COP	5.000%	5/1/2030	105	113
	Miami-Dade County School Board COP	5.000%	2/1/2031	60	60
	Miami-Dade County School Board COP	5.000%	5/1/2031	200	219
[3]	Miami-Dade County School Board COP	5.000%	2/1/2032	250	275
	Miami-Dade County School Board COP	5.000%	5/1/2032	45	50
	Miami-Dade County School Board COP	3.250%	2/1/2033	20	20
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2043	765	757
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	305	305
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	15	15
	Orange County School Board COP	5.000%	8/1/2032	30	34
	Orange County School Board COP	5.000%	8/1/2033	395	448
	Orange County School Board COP, Prere.	5.000%	8/1/2026	385	387
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2036	100	114
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2038	130	147
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	220	246
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2044	65	66
	Palm Beach County School District COP	5.000%	8/1/2027	300	308
	Palm Beach County School District COP	5.000%	8/1/2027	360	370
	Palm Beach County School District COP	5.000%	8/1/2028	80	84
	Palm Beach County School District COP	5.000%	8/1/2029	230	242
	Palm Beach County School District COP	5.000%	8/1/2030	285	311
	Palm Beach County School District COP	5.000%	8/1/2034	215	231
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/2044	190	185
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	635	533
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2036	10	10
[5]	Tampa Bay Water Revenue, ETM	6.000%	10/1/2029	120	132
					34,328
Georgia (1.7%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2036	15	16
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2037	15	16
23

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	560	602
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	350	383
	Atlanta GA GO	5.000%	12/1/2040	35	38
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	200	223
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2033	200	229
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2041	15	17
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/2043	365	334
[1]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	50	46
[1]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/2032	350	354
[1]	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2035	55	56
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2041	275	298
	Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/2032	50	56
	Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/2034	290	333
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2042	95	72
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2043	5	4
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/2044	20	15
	Georgia GO	3.000%	1/1/2027	35	35
	Georgia GO	4.000%	1/1/2027	205	207
	Georgia GO	5.000%	7/1/2027	525	540
	Georgia GO	5.000%	8/1/2027	330	340
	Georgia GO	5.000%	12/1/2027	200	203
	Georgia GO	4.000%	1/1/2028	660	676
	Georgia GO	5.000%	1/1/2028	70	71
	Georgia GO	4.000%	7/1/2028	200	206
	Georgia GO	5.000%	7/1/2028	450	474
	Georgia GO	5.000%	7/1/2028	270	284
	Georgia GO	5.000%	7/1/2028	275	290
	Georgia GO	5.000%	7/1/2028	505	532
	Georgia GO	5.000%	7/1/2028	135	139
	Georgia GO	4.000%	1/1/2029	65	66
	Georgia GO	5.000%	2/1/2029	55	56
	Georgia GO	4.000%	7/1/2029	825	863
	Georgia GO	5.000%	7/1/2029	200	206
	Georgia GO	5.000%	7/1/2029	320	344
	Georgia GO	5.000%	7/1/2029	70	74
	Georgia GO	5.000%	7/1/2030	635	654
	Georgia GO	5.000%	7/1/2030	400	439
	Georgia GO	5.000%	7/1/2031	120	134
	Georgia GO	5.000%	7/1/2031	65	68
	Georgia GO	5.000%	7/1/2031	15	17
	Georgia GO	5.000%	2/1/2032	20	20
	Georgia GO	5.000%	7/1/2032	50	57
	Georgia GO	2.500%	2/1/2033	135	128
	Georgia GO	3.000%	7/1/2033	120	119
	Georgia GO	5.000%	7/1/2033	15	17
	Georgia GO	4.000%	7/1/2034	5	5
	Georgia GO	4.000%	7/1/2035	90	94
	Georgia GO	4.000%	8/1/2035	175	181
	Georgia GO	3.250%	7/1/2037	30	29
	Georgia GO	4.000%	7/1/2040	200	204
	Georgia GO	3.000%	7/1/2041	10	9
[5]	Georgia Local Government COP	4.750%	6/1/2028	245	250
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/2044	85	82
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	600	602
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2036	170	190
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	50	51
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2026	185	185
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2027	355	364
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	450	482
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2031	340	370
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2032	60	65
	Gwinnett County School District GO	5.000%	8/1/2026	935	940
	Gwinnett County School District GO	5.000%	2/1/2028	260	271
	Gwinnett County School District GO	5.000%	2/1/2030	800	870
	Gwinnett County School District GO	5.000%	2/1/2034	600	691
	Gwinnett County School District GO	5.000%	2/1/2039	105	110
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2031	60	67
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2033	125	143
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2036	5	6
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/2038	200	196
24

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2039	310	289
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	25	25
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	110	110
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	290	312
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	350	376
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	960	1,032
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2030	640	700
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	10	11
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	1,205	1,369
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	180	205
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2037	150	172
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/2038	20	20
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2038	105	106
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/2041	430	429
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	190	215
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/2026	100	100
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (Sandy Springs City Center Project), Prere.	5.000%	5/1/2026	15	15
				22,294
Hawaii (0.6%)
Hawaii GO	5.000%	8/1/2026	15	15
Hawaii GO	5.000%	10/1/2026	350	353
Hawaii GO	5.000%	1/1/2027	370	376
Hawaii GO	5.000%	5/1/2027	115	118
Hawaii GO	5.000%	10/1/2027	165	167
Hawaii GO	5.000%	10/1/2027	55	56
Hawaii GO	5.000%	1/1/2028	495	515
Hawaii GO	5.000%	10/1/2028	130	131
Hawaii GO	5.000%	1/1/2030	225	234
Hawaii GO	4.000%	4/1/2030	60	60
Hawaii GO	4.000%	4/1/2031	75	75
Hawaii GO	4.000%	5/1/2031	20	20
Hawaii GO	4.000%	10/1/2031	55	55
Hawaii GO	3.000%	4/1/2032	730	716
Hawaii GO	4.000%	5/1/2032	420	425
Hawaii GO	4.000%	8/1/2032	10	10
Hawaii GO	5.000%	1/1/2033	75	78
Hawaii GO	5.000%	1/1/2036	195	201
Hawaii GO	4.000%	5/1/2036	20	20
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2026	140	141
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	135	138
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	70	71
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2027	355	366
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	485	507
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2028	530	560
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	735	784
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	135	144
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2029	100	105
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	250	272
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	75	82
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	570	618
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	25	28
Honolulu HI City & County GO	5.000%	7/1/2033	445	508
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2033	70	80
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2035	30	35
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	200	228
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2039	200	223
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2042	135	135
				8,650
Idaho (0.3%)
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2026	145	146
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2026	120	120
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	1,015	1,042
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	200	205
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	180	189
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	230	242
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2029	565	607
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	450	492
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	140	155
25

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	250	281
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	245	279
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	500	569
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2034	100	115
					4,442
Illinois (5.8%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	125	127
	Chicago IL GO	5.000%	1/1/2030	200	207
	Chicago IL GO	5.000%	1/1/2031	95	99
	Chicago IL GO	5.000%	1/1/2033	400	418
	Chicago IL GO	5.000%	1/1/2034	100	103
	Chicago IL GO	4.000%	1/1/2035	75	72
	Chicago IL GO	5.500%	1/1/2035	150	154
	Chicago IL GO	4.000%	1/1/2036	465	444
	Chicago IL GO	5.000%	1/1/2038	130	130
	Chicago IL GO	5.250%	1/1/2038	200	206
	Chicago IL GO	6.000%	1/1/2038	90	91
	Chicago IL GO	5.000%	1/1/2039	250	251
	Chicago IL GO	5.000%	1/1/2040	450	451
	Chicago IL GO	5.500%	1/1/2041	100	105
	Chicago IL GO	5.000%	1/1/2042	305	305
	Chicago IL GO	5.000%	1/1/2043	40	40
	Chicago IL GO	5.000%	1/1/2044	750	733
	Chicago IL GO	5.000%	1/1/2044	570	557
	Chicago IL GO	5.000%	1/1/2045	285	275
	Chicago IL GO	5.250%	1/1/2045	500	498
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	55	61
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2042	150	151
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	470	517
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	55	61
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2035	90	98
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	140	152
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	160	176
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2039	320	344
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	140	156
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	50	56
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	400	424
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	350	378
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	500	548
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	505	561
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	160	171
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	340	345
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	30	30
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	50	51
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	80	84
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	340	344
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	710	741
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	105	109
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2042	695	696
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	595	569
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2041	45	49
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2042	40	44
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	225	242
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	90	98
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2044	400	427
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	1,115	1,144
	Cook County IL GO	5.000%	11/15/2028	55	58
	Cook County IL GO	5.000%	11/15/2029	240	258
	Cook County IL GO	5.000%	11/15/2030	300	303
	Cook County IL GO	5.000%	11/15/2031	145	147
	Cook County IL GO	5.000%	11/15/2032	150	162
	Cook County IL Sales Tax Revenue	4.000%	11/15/2039	75	74
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	150	148
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	80	78
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	120	127
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	585	617
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2031	80	85
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2033	205	207
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2039	50	48
26

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	105	113
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	115	126
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	100	111
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	150	166
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	435	492
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	135	153
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2035	50	57
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	75	86
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	175	175
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2040	195	191
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2044	405	440
	Illinois Finance Authority Water Revenue	5.000%	7/1/2036	100	108
	Illinois Finance Authority Water Revenue	4.000%	7/1/2037	565	574
	Illinois Finance Authority Water Revenue	4.000%	7/1/2039	180	182
	Illinois Finance Authority Water Revenue	5.000%	7/1/2040	105	117
	Illinois GO	5.000%	5/1/2026	230	230
	Illinois GO	5.500%	5/1/2026	5	5
	Illinois GO	5.000%	7/1/2026	70	70
	Illinois GO	5.000%	9/1/2026	200	201
	Illinois GO	5.000%	10/1/2026	650	656
	Illinois GO	3.250%	11/1/2026	210	210
	Illinois GO	5.000%	11/1/2026	725	733
	Illinois GO	5.000%	2/1/2027	585	594
	Illinois GO	5.000%	2/1/2027	205	208
	Illinois GO	5.000%	3/1/2027	105	107
	Illinois GO	5.000%	3/1/2027	75	76
	Illinois GO	5.000%	4/1/2027	1,000	1,019
	Illinois GO	5.000%	5/1/2027	100	102
	Illinois GO	5.000%	7/1/2027	490	502
	Illinois GO	5.250%	9/1/2027	250	258
	Illinois GO	5.000%	2/1/2028	190	193
	Illinois GO	5.000%	2/1/2028	165	171
	Illinois GO	5.000%	3/1/2028	100	104
	Illinois GO	5.000%	3/1/2028	275	285
	Illinois GO	5.000%	5/1/2028	70	73
	Illinois GO	5.000%	7/1/2028	45	47
	Illinois GO	5.000%	10/1/2028	60	63
	Illinois GO	5.000%	10/1/2028	740	776
	Illinois GO	5.000%	11/1/2028	260	268
	Illinois GO	5.000%	2/1/2029	50	51
	Illinois GO	5.000%	2/1/2029	1,260	1,330
	Illinois GO	5.000%	3/1/2029	800	846
	Illinois GO	5.000%	5/1/2029	45	48
	Illinois GO	5.000%	7/1/2029	175	186
	Illinois GO	5.000%	10/1/2029	100	107
	Illinois GO	5.000%	11/1/2029	725	747
	Illinois GO	5.000%	12/1/2029	75	80
[1]	Illinois GO	4.000%	2/1/2030	15	15
	Illinois GO	5.000%	2/1/2030	455	488
	Illinois GO	5.000%	3/1/2030	35	38
	Illinois GO	5.000%	5/1/2030	215	232
	Illinois GO	5.000%	5/1/2030	100	108
	Illinois GO	5.500%	5/1/2030	65	69
	Illinois GO	5.000%	7/1/2030	335	361
	Illinois GO	5.000%	10/1/2030	150	157
	Illinois GO	5.000%	10/1/2030	775	810
[1]	Illinois GO	4.000%	2/1/2031	85	86
	Illinois GO	5.000%	2/1/2031	135	147
	Illinois GO	5.000%	3/1/2031	100	109
	Illinois GO	5.000%	3/1/2031	25	27
	Illinois GO	5.000%	3/1/2031	115	125
	Illinois GO	5.000%	5/1/2031	180	196
	Illinois GO	5.000%	7/1/2031	95	104
	Illinois GO	5.000%	12/1/2031	80	88
	Illinois GO	5.000%	2/1/2032	25	27
	Illinois GO	5.000%	3/1/2032	65	71
	Illinois GO	5.000%	7/1/2032	470	518
	Illinois GO	4.000%	10/1/2032	25	25
	Illinois GO	5.000%	12/1/2032	125	138
	Illinois GO	5.000%	3/1/2033	400	438
27

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	5/1/2033	250	274
	Illinois GO	5.000%	5/1/2033	680	755
	Illinois GO	5.000%	7/1/2033	145	159
	Illinois GO	5.250%	9/1/2033	500	565
	Illinois GO	5.000%	10/1/2033	100	104
	Illinois GO	4.000%	12/1/2033	500	502
	Illinois GO	5.000%	2/1/2034	205	229
	Illinois GO	5.000%	3/1/2034	170	183
	Illinois GO	5.000%	3/1/2034	650	708
	Illinois GO	4.000%	10/1/2034	300	303
	Illinois GO	5.000%	5/1/2035	665	721
	Illinois GO	5.000%	7/1/2035	115	125
	Illinois GO	5.000%	9/1/2035	50	55
	Illinois GO	5.000%	10/1/2035	300	330
	Illinois GO	5.250%	10/1/2035	280	308
	Illinois GO	5.000%	12/1/2035	25	27
	Illinois GO	5.000%	2/1/2036	135	149
	Illinois GO	5.000%	3/1/2036	10	11
	Illinois GO	5.000%	3/1/2036	50	54
	Illinois GO	5.000%	5/1/2036	400	431
	Illinois GO	5.000%	7/1/2036	395	426
	Illinois GO	5.000%	10/1/2036	45	49
	Illinois GO	5.250%	10/1/2036	50	55
	Illinois GO	5.000%	12/1/2036	145	158
	Illinois GO	5.250%	3/1/2037	185	201
	Illinois GO	5.000%	5/1/2037	105	113
	Illinois GO	5.000%	5/1/2037	185	202
	Illinois GO	4.000%	7/1/2037	100	99
	Illinois GO	4.000%	10/1/2037	5	5
	Illinois GO	5.000%	2/1/2038	325	354
	Illinois GO	4.000%	3/1/2038	200	197
	Illinois GO	5.250%	3/1/2038	145	156
	Illinois GO	5.250%	5/1/2038	455	491
	Illinois GO	5.000%	10/1/2038	25	27
	Illinois GO	5.000%	12/1/2038	605	652
	Illinois GO	5.000%	2/1/2039	280	303
	Illinois GO	4.000%	3/1/2039	240	234
	Illinois GO	5.000%	5/1/2039	515	556
	Illinois GO	5.500%	5/1/2039	640	679
	Illinois GO	4.000%	10/1/2039	400	388
	Illinois GO	4.000%	3/1/2040	235	227
	Illinois GO	5.000%	5/1/2040	145	156
	Illinois GO	4.000%	10/1/2040	210	202
	Illinois GO	4.250%	12/1/2040	25	25
	Illinois GO	5.000%	1/1/2041	300	300
	Illinois GO	4.000%	3/1/2041	100	96
	Illinois GO	5.000%	5/1/2041	475	507
	Illinois GO	5.250%	5/1/2041	85	91
	Illinois GO	4.000%	10/1/2041	140	133
	Illinois GO	4.000%	10/1/2041	75	72
	Illinois GO	5.500%	3/1/2042	580	622
	Illinois GO	5.250%	5/1/2042	70	75
	Illinois GO	5.000%	9/1/2042	250	265
	Illinois GO	5.000%	9/1/2043	200	211
	Illinois GO	4.000%	10/1/2043	450	423
	Illinois GO	5.125%	10/1/2043	35	37
	Illinois GO	5.250%	5/1/2044	150	159
	Illinois GO	5.250%	4/1/2045	385	410
	Illinois GO	5.250%	5/1/2045	100	105
	Illinois GO	5.250%	4/1/2046	675	713
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2028	235	244
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	75	83
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2035	200	228
	Illinois Sales Tax Revenue	5.000%	6/15/2030	195	209
	Illinois Sales Tax Revenue	5.000%	6/15/2033	80	89
	Illinois Sales Tax Revenue	5.000%	6/15/2034	300	334
	Illinois Sales Tax Revenue	5.000%	6/15/2035	705	781
	Illinois Sales Tax Revenue	5.000%	6/15/2036	260	286
	Illinois Sales Tax Revenue	5.000%	6/15/2037	90	98
	Illinois Sales Tax Revenue	5.000%	6/15/2038	75	82
28

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Sales Tax Revenue	5.000%	6/15/2040	85	92
	Illinois Sales Tax Revenue	5.000%	6/15/2042	20	21
	Illinois Sales Tax Revenue	5.000%	6/15/2042	560	603
	Illinois Sales Tax Revenue	4.750%	6/15/2043	10	10
	Illinois Sales Tax Revenue	5.000%	6/15/2043	5	5
	Illinois Sales Tax Revenue	5.000%	6/15/2044	5	5
	Illinois State Sales Tax Revenue	5.000%	6/15/2033	40	44
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	65	66
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	815	827
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	500	508
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	175	182
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	235	244
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	330	350
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	70	76
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	15	16
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	20	21
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	200	214
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	235	235
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	260	261
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	70	70
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	235	235
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	810	811
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	10	11
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	265	265
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	50	50
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	110	123
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	535	536
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	385	386
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	905	907
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	30	32
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	150	157
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	550	550
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	1,360	1,392
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	10	11
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	375	398
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2043	205	224
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	365	356
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	235	243
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	970	1,035
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	1,110	1,156
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	5	5
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	690	744
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	835	788
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	315	329
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	595	633
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2031	140	118
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2034	40	30
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2034	215	158
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	345	225
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	40	25
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2038	400	242
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2040	455	256
[1,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	100	56
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2026	230	231
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	55	57
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2030	105	92
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	590	563
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	300	135
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2045	220	93
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	30	15
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2026	85	86
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	225	228
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2029	665	674
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	20	22
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	280	283
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	100	111
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2032	15	17
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2039	345	382
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2041	565	621
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2042	10	11
29

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2043	10	11
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2041	425	421
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2029	75	80
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2031	85	92
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2027	300	304
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	200	207
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2031	25	27
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	45	49
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	510	562
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	145	152
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	120	133
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	125	140
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	25	26
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2038	175	174
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2039	250	246
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	100	99
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	500	544
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	775	844
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	330	337
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/2043	145	149
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2044	205	210
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2045	425	444
	Schaumburg IL GO	4.000%	12/1/2041	10	10
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2040	380	410
[1]	University of Illinois Board of Trustees College & University Revenue	4.000%	4/1/2043	185	181
					78,630
Indiana (0.4%)
	Allen County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2044	150	149
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2044	500	533
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2040	80	85
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2029	70	74
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	25	27
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	100	109
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	205	226
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2034	140	145
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2035	110	121
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2036	325	332
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	80	81
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	385	404
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2029	135	145
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2036	10	11
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2034	25	27
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2036	60	62
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	90	90
	Indiana Finance Authority Water Revenue	5.000%	2/1/2027	85	86
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2030	295	307
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	330	331
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2035	200	201
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2036	55	55
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	5	5
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/2042	135	135
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	630	630
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	300	307
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	105	113
	Indiana University College & University Revenue	5.000%	6/1/2034	95	109
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2040	70	77
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2039	50	50
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2042	295	315
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	100	109
					5,451
Iowa (0.3%)
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	250	283
	Iowa Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/2034	825	948
	Iowa Finance Authority Water Revenue	5.000%	8/1/2027	30	31
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	675	695
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	90	93
	Iowa Finance Authority Water Revenue	5.000%	8/1/2030	300	309
	Iowa Finance Authority Water Revenue	5.000%	8/1/2034	135	153
	Iowa Finance Authority Water Revenue	5.000%	8/1/2035	110	124
30

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	10	11
[3]	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	1,000	1,158
	Iowa Special Obligation Revenue	5.000%	6/1/2034	295	312
					4,117
Kansas (0.1%)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2042	95	101
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	245	247
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	100	106
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	100	110
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2032	130	147
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2033	135	155
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2035	135	154
[3]	Kansas Development Finance Authority College & University Revenue (Kansas State University Projects)	4.125%	5/1/2044	300	294
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/2026	225	226
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/2044	50	50
					1,590
Kentucky (0.7%)
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/2039	675	645
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/2039	100	113
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/2043	100	112
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2026	1,050	1,062
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	100	101
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2029	205	221
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2032	20	22
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2040	300	330
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	25	27
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2042	155	169
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2044	25	27
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2031	20	22
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2034	130	148
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2037	110	125
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2039	100	112
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2041	185	204
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2044	510	551
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2030	145	159
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2031	35	39
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2032	195	219
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2035	120	138
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2039	650	727
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2040	305	339
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2042	150	165
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2043	200	219
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2044	150	162
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2045	185	199
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/2027	465	478
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/2028	1,550	1,630
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2036	225	252
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2037	100	112
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	60	49
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	500	437
[2]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	9/1/2041	75	80
[2]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	9/1/2045	270	262
	University of Kentucky College & University Revenue	4.000%	4/1/2044	185	181
					9,838
Louisiana (0.4%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2045	415	406
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/2042	145	142
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2042	35	36
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	120	131
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	10	11
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	10	11
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	440	507
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2039	20	22
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/2045	50	48
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2045	30	31
	Louisiana GO	5.000%	8/1/2028	50	50
	Louisiana GO	5.000%	9/1/2030	205	225
	Louisiana GO	5.000%	2/1/2031	550	607
	Louisiana GO	5.000%	9/1/2031	100	111
31

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana GO	4.000%	4/1/2037	45	45
Louisiana GO	5.000%	6/1/2044	400	437
Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	600	615
Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	150	154
Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2035	105	107
Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2037	15	15
Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/2045	390	402
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/2026	750	751
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/2044	5	5
				4,869
Maine (0.0%)
Maine Turnpike Authority Highway Revenue	4.000%	7/1/2045	25	24
Maryland (1.9%)
Baltimore MD Water Revenue	5.000%	7/1/2044	50	50
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2041	170	171
Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/2044	45	44
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	325	328
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	285	288
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	210	217
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2028	445	472
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	60	62
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	295	304
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2031	60	60
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2031	210	195
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2031	40	44
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2032	105	104
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/2032	5	5
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2032	80	87
Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/2033	65	60
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2034	110	108
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2034	170	184
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2034	600	681
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2035	1,000	1,129
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2036	560	470
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2038	790	877
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/2039	400	407
Maryland GO	4.000%	8/1/2026	85	85
Maryland GO	5.000%	8/1/2026	300	302
Maryland GO	5.000%	8/1/2026	710	714
Maryland GO	5.000%	8/1/2026	50	50
Maryland GO	5.000%	8/1/2026	105	106
Maryland GO	5.000%	8/1/2026	435	438
Maryland GO	5.000%	3/15/2027	400	408
Maryland GO	5.000%	3/15/2027	515	526
Maryland GO	3.000%	8/1/2027	90	90
Maryland GO	4.000%	3/1/2028	50	51
Maryland GO	5.000%	3/1/2028	280	293
Maryland GO	5.000%	3/15/2028	190	199
Maryland GO	5.000%	3/15/2028	265	277
Maryland GO	5.000%	6/1/2028	100	105
Maryland GO	5.000%	6/1/2028	200	210
Maryland GO	4.000%	8/1/2028	145	150
Maryland GO	5.000%	8/1/2028	160	169
Maryland GO	5.000%	8/1/2028	230	243
Maryland GO	5.000%	8/1/2028	225	237
Maryland GO	5.000%	3/15/2029	1,025	1,072
Maryland GO	5.000%	6/1/2029	250	268
Maryland GO	5.000%	6/1/2029	175	188
Maryland GO	4.000%	8/1/2029	175	183
Maryland GO	5.000%	8/1/2029	65	70
Maryland GO	5.000%	8/1/2029	675	727
Maryland GO	5.000%	8/1/2029	210	221
Maryland GO	5.000%	3/1/2030	165	180
Maryland GO	5.000%	3/15/2030	60	63
Maryland GO	5.000%	3/15/2030	575	614
Maryland GO	5.000%	6/1/2030	235	257
Maryland GO	5.000%	6/1/2030	550	602
Maryland GO	4.000%	8/1/2030	20	20
32

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	5.000%	8/1/2030	165	177
Maryland GO	5.000%	3/1/2031	50	55
Maryland GO	5.000%	3/15/2031	100	106
Maryland GO	5.000%	3/15/2031	125	130
Maryland GO	5.000%	3/15/2031	125	136
Maryland GO	3.000%	6/1/2031	20	20
Maryland GO	5.000%	6/1/2031	200	223
Maryland GO	5.000%	8/1/2031	300	315
Maryland GO	5.000%	8/1/2031	490	536
Maryland GO	5.000%	8/1/2031	40	45
Maryland GO	5.000%	3/1/2032	150	165
Maryland GO	5.000%	6/1/2032	100	113
Maryland GO	5.000%	8/1/2032	1,045	1,159
Maryland GO	5.000%	3/1/2033	315	346
Maryland GO	3.125%	3/15/2033	200	199
Maryland GO	5.000%	6/1/2033	275	309
Maryland GO	5.000%	6/1/2033	55	63
Maryland GO	5.000%	8/1/2033	200	221
Maryland GO	5.000%	8/1/2033	125	136
Maryland GO	5.000%	3/1/2034	105	115
Maryland GO	5.000%	3/15/2034	280	317
Maryland GO	5.000%	6/1/2034	200	224
Maryland GO	5.000%	6/1/2034	200	231
Maryland GO	2.250%	8/1/2034	20	18
Maryland GO	5.000%	8/1/2034	10	11
Maryland GO	5.000%	3/1/2035	380	414
Maryland GO	4.000%	3/15/2035	5	5
Maryland GO	5.000%	3/15/2035	70	79
Maryland GO	5.000%	6/1/2035	150	167
Maryland GO	5.000%	6/1/2035	340	390
Maryland GO	4.000%	8/1/2035	15	16
Maryland GO	5.000%	3/15/2036	510	571
Maryland GO	5.000%	6/1/2036	5	6
Maryland GO	5.000%	6/1/2036	460	524
Maryland GO	4.000%	8/1/2036	55	57
Maryland GO	5.000%	3/15/2037	550	613
Maryland GO	5.000%	6/1/2037	5	5
Maryland GO	5.000%	6/1/2038	500	569
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	255	261
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2038	150	168
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2045	130	128
Montgomery County MD GO	5.000%	10/1/2026	125	126
Montgomery County MD GO	5.000%	12/1/2029	120	130
Montgomery County MD GO	5.000%	12/1/2032	225	256
Montgomery County MD GO	5.000%	12/1/2035	30	35
Prince George's County MD GO	5.000%	9/15/2026	350	353
Prince George's County MD GO	5.000%	7/15/2027	145	149
Prince George's County MD GO	3.000%	9/15/2028	45	45
Prince George's County MD GO	5.000%	7/15/2031	75	79
				25,981
Massachusetts (3.5%)
Boston MA GO	5.000%	2/1/2043	20	22
Commonwealth of Massachusetts GO	5.000%	7/1/2026	95	95
Commonwealth of Massachusetts GO	5.000%	7/1/2026	170	171
Commonwealth of Massachusetts GO	5.000%	10/1/2026	60	61
Commonwealth of Massachusetts GO	5.000%	11/1/2026	65	66
Commonwealth of Massachusetts GO	5.000%	9/1/2027	350	361
Commonwealth of Massachusetts GO	5.000%	9/1/2027	120	124
Commonwealth of Massachusetts GO	5.000%	10/1/2027	465	481
Commonwealth of Massachusetts GO	3.000%	7/1/2028	15	15
Commonwealth of Massachusetts GO	5.000%	7/1/2028	125	125
Commonwealth of Massachusetts GO	5.000%	7/1/2028	975	1,027
Commonwealth of Massachusetts GO	5.000%	7/1/2028	50	53
Commonwealth of Massachusetts GO	5.000%	11/1/2028	120	127
Commonwealth of Massachusetts GO	5.000%	11/1/2028	115	122
Commonwealth of Massachusetts GO	5.000%	1/1/2029	400	417
Commonwealth of Massachusetts GO	5.000%	7/1/2029	60	60
Commonwealth of Massachusetts GO	5.000%	9/1/2029	215	232
33

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	95	101
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	55	60
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	60	66
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	345	378
[6]	Commonwealth of Massachusetts GO	5.500%	8/1/2030	265	293
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	475	522
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	305	335
	Commonwealth of Massachusetts GO	5.000%	10/1/2030	800	880
	Commonwealth of Massachusetts GO	5.000%	12/1/2030	250	276
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	60	64
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	165	171
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	110	110
	Commonwealth of Massachusetts GO	5.000%	9/1/2031	745	830
	Commonwealth of Massachusetts GO	5.000%	10/1/2031	160	179
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	15	16
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	130	145
	Commonwealth of Massachusetts GO	5.000%	12/1/2031	100	112
	Commonwealth of Massachusetts GO	5.000%	1/1/2032	10	10
	Commonwealth of Massachusetts GO	5.000%	2/1/2032	125	140
	Commonwealth of Massachusetts GO	5.000%	3/1/2032	700	785
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	95	104
	Commonwealth of Massachusetts GO	5.000%	10/1/2032	55	62
	Commonwealth of Massachusetts GO	5.000%	11/1/2032	225	255
	Commonwealth of Massachusetts GO	5.000%	5/1/2033	50	57
	Commonwealth of Massachusetts GO	5.000%	6/1/2033	1,530	1,743
	Commonwealth of Massachusetts GO	5.000%	7/1/2033	90	90
	Commonwealth of Massachusetts GO	5.000%	7/1/2033	1,025	1,168
	Commonwealth of Massachusetts GO	5.000%	10/1/2033	75	84
	Commonwealth of Massachusetts GO	3.000%	11/1/2033	310	305
	Commonwealth of Massachusetts GO	5.000%	11/1/2033	65	71
	Commonwealth of Massachusetts GO	4.000%	2/1/2034	55	58
	Commonwealth of Massachusetts GO	2.000%	3/1/2034	470	416
	Commonwealth of Massachusetts GO	5.000%	5/1/2034	80	91
	Commonwealth of Massachusetts GO	3.000%	9/1/2034	35	34
	Commonwealth of Massachusetts GO	4.000%	9/1/2034	550	551
	Commonwealth of Massachusetts GO	5.000%	10/1/2034	115	131
	Commonwealth of Massachusetts GO	3.000%	11/1/2034	15	15
	Commonwealth of Massachusetts GO	5.000%	1/1/2035	40	46
	Commonwealth of Massachusetts GO	5.000%	5/1/2035	295	332
	Commonwealth of Massachusetts GO	5.000%	5/1/2035	200	228
	Commonwealth of Massachusetts GO	5.000%	6/1/2035	360	417
	Commonwealth of Massachusetts GO	3.000%	7/1/2035	100	97
	Commonwealth of Massachusetts GO	5.000%	10/1/2035	40	45
	Commonwealth of Massachusetts GO	5.000%	10/1/2035	50	56
	Commonwealth of Massachusetts GO	3.000%	11/1/2035	130	125
	Commonwealth of Massachusetts GO	5.000%	1/1/2036	10	11
	Commonwealth of Massachusetts GO	5.000%	2/1/2036	65	66
	Commonwealth of Massachusetts GO	3.000%	3/1/2036	120	115
	Commonwealth of Massachusetts GO	5.000%	5/1/2036	400	453
	Commonwealth of Massachusetts GO	4.000%	9/1/2036	150	150
	Commonwealth of Massachusetts GO	4.000%	11/1/2036	55	56
	Commonwealth of Massachusetts GO	5.000%	12/1/2036	100	101
	Commonwealth of Massachusetts GO	5.000%	1/1/2037	1,000	1,124
	Commonwealth of Massachusetts GO	5.000%	4/1/2037	200	203
	Commonwealth of Massachusetts GO	5.000%	9/1/2037	45	47
	Commonwealth of Massachusetts GO	5.000%	1/1/2038	205	229
	Commonwealth of Massachusetts GO	5.000%	5/1/2038	375	415
	Commonwealth of Massachusetts GO	4.000%	10/1/2038	40	41
	Commonwealth of Massachusetts GO	3.000%	11/1/2038	130	119
	Commonwealth of Massachusetts GO	5.000%	11/1/2038	50	56
	Commonwealth of Massachusetts GO	5.000%	12/1/2038	570	576
	Commonwealth of Massachusetts GO	3.250%	2/1/2039	130	124
	Commonwealth of Massachusetts GO	5.000%	4/1/2039	200	225
	Commonwealth of Massachusetts GO	5.000%	5/1/2039	320	336
	Commonwealth of Massachusetts GO	5.000%	6/1/2039	200	226
	Commonwealth of Massachusetts GO	3.000%	7/1/2039	115	104
	Commonwealth of Massachusetts GO	4.000%	9/1/2039	150	150
	Commonwealth of Massachusetts GO	3.000%	11/1/2039	110	99
	Commonwealth of Massachusetts GO	5.000%	12/1/2039	300	339
	Commonwealth of Massachusetts GO	5.000%	1/1/2040	190	210
34

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	3.500%	2/1/2040	20	19
	Commonwealth of Massachusetts GO	4.000%	2/1/2040	400	406
	Commonwealth of Massachusetts GO	2.000%	3/1/2040	85	65
	Commonwealth of Massachusetts GO	5.000%	5/1/2040	50	52
	Commonwealth of Massachusetts GO	5.000%	7/1/2040	40	43
	Commonwealth of Massachusetts GO	3.250%	9/1/2040	265	243
	Commonwealth of Massachusetts GO	5.000%	11/1/2040	260	288
	Commonwealth of Massachusetts GO	5.000%	12/1/2040	250	278
	Commonwealth of Massachusetts GO	5.000%	12/1/2040	240	270
	Commonwealth of Massachusetts GO	4.000%	2/1/2041	55	55
	Commonwealth of Massachusetts GO	2.000%	3/1/2041	40	30
	Commonwealth of Massachusetts GO	3.000%	4/1/2041	400	343
	Commonwealth of Massachusetts GO	5.000%	5/1/2041	510	533
	Commonwealth of Massachusetts GO	5.000%	5/1/2041	5	6
	Commonwealth of Massachusetts GO	5.000%	8/1/2041	10	11
	Commonwealth of Massachusetts GO	5.000%	10/1/2041	110	119
	Commonwealth of Massachusetts GO	5.000%	11/1/2041	80	82
	Commonwealth of Massachusetts GO	5.000%	12/1/2041	10	11
	Commonwealth of Massachusetts GO	5.000%	12/1/2041	30	33
	Commonwealth of Massachusetts GO	5.000%	5/1/2042	25	26
	Commonwealth of Massachusetts GO	4.000%	9/1/2042	615	603
	Commonwealth of Massachusetts GO	3.000%	11/1/2042	30	26
	Commonwealth of Massachusetts GO	5.000%	11/1/2042	230	252
	Commonwealth of Massachusetts GO	5.000%	12/1/2042	5	6
	Commonwealth of Massachusetts GO	5.000%	12/1/2042	500	557
	Commonwealth of Massachusetts GO	2.500%	3/1/2043	225	175
	Commonwealth of Massachusetts GO	5.000%	5/1/2043	45	49
	Commonwealth of Massachusetts GO	5.250%	9/1/2043	5	5
	Commonwealth of Massachusetts GO	5.000%	11/1/2043	50	55
	Commonwealth of Massachusetts GO	5.250%	1/1/2044	15	16
	Commonwealth of Massachusetts GO	3.000%	4/1/2044	320	259
	Commonwealth of Massachusetts GO	5.000%	5/1/2044	230	238
	Commonwealth of Massachusetts GO	4.000%	12/1/2044	30	29
	Commonwealth of Massachusetts GO	5.000%	12/1/2044	40	44
	Commonwealth of Massachusetts GO	4.000%	2/1/2045	70	68
	Commonwealth of Massachusetts GO	5.000%	4/1/2045	200	216
	Commonwealth of Massachusetts GO	4.000%	5/1/2045	425	410
	Commonwealth of Massachusetts GO	5.000%	5/1/2045	145	156
	Commonwealth of Massachusetts GO	4.000%	7/1/2045	30	29
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	75	78
	Commonwealth of Massachusetts GO	5.000%	11/1/2045	130	136
	Commonwealth of Massachusetts GO	5.000%	11/1/2045	10	11
	Commonwealth of Massachusetts GO	5.000%	12/1/2045	150	163
	Commonwealth of Massachusetts GO	4.000%	4/1/2046	155	148
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2030	55	60
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2026	65	65
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2041	150	163
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.500%	6/1/2042	25	23
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2042	45	48
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2043	130	138
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2045	30	33
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2045	340	333
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/2026	125	125
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2027	200	201
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2037	5	6
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	35	35
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	25	23
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	150	165
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2034	645	762
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2035	140	140
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	150	170
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2040	235	238
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	45	50
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	405	427
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2044	195	194
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2044	5	6
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	210	200
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2029	55	59
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2029	1,000	1,082
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2031	770	853
35

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	350	398
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2033	160	161
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	500	576
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2034	40	40
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	60	70
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	100	108
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	755	819
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2036	145	145
[3]	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	400	466
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	30	33
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	540	607
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	560	658
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	5	5
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2041	245	266
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2042	270	266
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2042	320	346
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2044	525	561
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	725	713
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	590	658
[3]	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2033	458	516
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2035	285	325
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	125	145
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	1,320	1,526
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2030	250	274
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2035	250	292
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2036	280	329
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	425	501
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	425	502
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	100	112
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/2043	175	174
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	175	182
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2045	250	262
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2030	300	319
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2031	15	16
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2033	275	290
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2034	115	121
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2026	105	106
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2029	65	71
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	55	57
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	85	86
	Massachusetts Water Resources Authority Water Revenue	3.000%	8/1/2042	185	158
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	25	25
[3]	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2037	610	706
[3]	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2038	200	230
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2040	115	115
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2042	45	46
					47,811
Michigan (1.0%)
[1]	Detroit City School District GO	5.250%	5/1/2030	55	60
[1]	Detroit City School District GO	5.250%	5/1/2032	240	267
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2026	135	136
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	105	116
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	400	441
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2032	45	51
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	135	154
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	180	205
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	25	28
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	85	85
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2028	15	15
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2030	50	50
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	400	449
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2033	200	227
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	720	816
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	90	103
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	115	115
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	30	34
[2]	Gwinn Area Community School District GO	3.000%	5/1/2026	185	185
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	190	209
	Michigan Appropriations Revenue GAN	5.000%	3/15/2027	760	775
36

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	525	539
Michigan State Building Authority Appropriations Revenue	3.000%	10/15/2045	90	72
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2031	475	480
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	195	197
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	380	382
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	250	285
Michigan State University College & University Revenue	4.000%	2/15/2044	430	428
Michigan State University College & University Revenue	4.000%	2/15/2044	350	343
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2029	310	336
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2030	335	369
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	235	258
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	10	11
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	350	390
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2034	260	287
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2035	590	648
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	300	309
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2036	40	43
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	55	56
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	155	159
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	15	15
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	25	25
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2041	100	101
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	1,000	991
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	610	590
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2045	15	16
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2033	120	138
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2034	515	586
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2035	250	282
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2036	470	528
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2038	30	33
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2040	35	39
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	25	27
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	195	211
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/2044	15	17
				13,712
Minnesota (0.8%)
Metropolitan Council GAN GO	5.000%	12/1/2026	400	406
Metropolitan Council GAN GO	5.000%	12/1/2028	300	319
Metropolitan Council GAN GO	5.000%	12/1/2029	250	271
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2028	120	122
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	235	239
Minnesota (State Office Building Project) COP	5.000%	11/1/2037	50	56
Minnesota (State Office Building Project) COP	5.000%	11/1/2038	610	676
Minnesota (State Office Building Project) COP	5.000%	11/1/2040	30	33
Minnesota (State Office Building Project) COP	5.000%	11/1/2041	85	93
Minnesota (State Office Building Project) COP	5.000%	11/1/2043	500	543
Minnesota Appropriations Revenue	5.000%	3/1/2027	205	209
Minnesota Appropriations Revenue	5.000%	3/1/2030	25	27
Minnesota GO	5.000%	8/1/2026	155	156
Minnesota GO	5.000%	8/1/2026	185	186
Minnesota GO	5.000%	8/1/2026	1,000	1,006
Minnesota GO	5.000%	9/1/2027	235	242
Minnesota GO	5.000%	8/1/2028	150	158
Minnesota GO	5.000%	8/1/2028	125	132
Minnesota GO	5.000%	9/1/2028	325	343
Minnesota GO	5.000%	10/1/2028	305	316
Minnesota GO	5.000%	9/1/2029	25	27
Minnesota GO	5.000%	8/1/2030	50	55
Minnesota GO	5.000%	9/1/2030	80	88
Minnesota GO	5.000%	8/1/2031	25	28
Minnesota GO	5.000%	9/1/2031	65	72
Minnesota GO	5.000%	8/1/2032	335	378
Minnesota GO	5.000%	8/1/2032	150	169
Minnesota GO	5.000%	9/1/2032	50	56
Minnesota GO	5.000%	8/1/2033	190	217
Minnesota GO	5.000%	8/1/2034	500	577
Minnesota GO	5.000%	8/1/2035	445	509
Minnesota GO	5.000%	8/1/2036	730	841
37

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota GO	5.000%	8/1/2037	250	283
	Minnesota GO	5.000%	8/1/2040	10	11
	Minnesota GO	5.000%	8/1/2041	510	567
	Minnesota GO	5.000%	8/1/2042	25	28
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2031	165	183
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2032	265	298
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2033	835	951
	St. Louis County MN GO	3.000%	12/1/2026	80	80
					10,951
Mississippi (0.2%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2032	50	55
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/2038	100	99
	Mississippi GO	5.000%	10/1/2026	100	101
	Mississippi GO	5.000%	10/1/2028	640	662
	Mississippi GO	5.000%	10/1/2029	500	517
	Mississippi GO	4.000%	10/1/2036	40	40
	Mississippi GO	4.000%	10/1/2037	5	5
	Mississippi GO, Prere.	5.000%	11/1/2026	450	455
	Mississippi GO, Prere.	5.000%	10/1/2027	640	661
					2,595
Missouri (0.3%)
	Jackson County MO Reorganized School District No. 7 GO	5.000%	3/1/2046	260	277
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	155	159
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/2026	220	220
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2027	375	384
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2032	130	146
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	4.000%	5/1/2033	5	5
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2031	230	255
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/2026	680	680
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2040	165	165
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2031	265	295
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2035	150	172
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	860	947
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2034	140	162
					3,867
Montana (0.0%)
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	15	15
Nebraska (0.3%)
	Lincoln NE Electric System Electric Power & Light Revenue	4.000%	9/1/2040	45	45
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	60	62
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	600	623
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2031	465	508
	Omaha NE Sewer Revenue	4.000%	11/15/2044	30	29
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2030	500	531
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2031	260	276
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2035	530	600
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	55	62
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	250	279
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	170	173
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	295	321
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2046	370	387
	Omaha School District GO	3.000%	12/15/2041	5	4
					3,900
Nevada (0.8%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	405	406
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	50	50
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	870	915
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	860	922
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	70	75
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2040	95	97
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	550	605
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	400	404
	Clark County NV GO	5.000%	11/1/2026	250	253
	Clark County NV GO	5.000%	11/1/2028	15	15
	Clark County NV GO	5.000%	6/1/2038	60	62
38

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County NV GO	5.000%	6/1/2043	565	581
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2026	95	95
	Clark County School District GO	5.000%	6/15/2026	845	847
	Clark County School District GO	5.000%	6/15/2042	405	442
	Clark County School District GO	5.000%	6/15/2045	500	531
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	1,200	1,231
	Las Vegas Valley Water District GO	5.000%	6/1/2033	365	417
	Las Vegas Valley Water District GO	5.000%	6/1/2035	230	263
	Las Vegas Valley Water District GO	5.000%	6/1/2036	125	142
	Las Vegas Valley Water District GO	5.000%	6/1/2037	255	287
	Las Vegas Valley Water District GO	5.000%	6/1/2041	210	210
	Las Vegas Valley Water District GO	5.000%	6/1/2046	15	16
	Nevada GO	5.000%	10/1/2026	500	505
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2026	60	60
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2027	150	150
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2030	235	241
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2031	310	318
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2033	250	252
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	75	75
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	390	404
					10,871
New Hampshire (0.0%)
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/2032	200	226
New Jersey (4.3%)
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/2031	10	11
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	30	30
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	275	277
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	60	60
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	270	274
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	20	20
[7]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2027	1,000	1,032
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	850	852
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	55	57
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	775	783
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2027	105	107
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2033	30	32
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	150	150
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2039	10	10
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	355	363
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2043	400	412
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2039	30	30
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2041	250	278
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	250	256
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	2,120	2,329
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	750	863
	New Jersey GO	5.000%	6/1/2028	1,020	1,072
	New Jersey GO	5.000%	6/1/2029	1,300	1,395
	New Jersey GO	4.000%	6/1/2030	410	432
	New Jersey GO	4.000%	6/1/2031	1,085	1,151
	New Jersey GO	3.000%	6/1/2032	100	100
	New Jersey GO	4.000%	6/1/2032	675	719
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	600	601
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	370	363
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	470	462
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	750	752
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	350	334
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	870	831
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	15	16
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	250	259
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	725	727
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	355	329
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	60	56
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	635	588
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	375	397
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	210	211
39

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	145	155
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	370	333
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	340	305
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	245	246
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	260	283
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	440	382
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	795	690
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2030	100	105
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	50	50
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	570	571
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	685	756
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	30	33
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	530	445
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	375	315
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	440	450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	185	199
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	250	275
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	240	268
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	2,090	1,694
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	245	257
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	450	492
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	135	152
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2033	55	43
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2033	90	70
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2034	380	390
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	75	83
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	370	415
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	45	34
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	485	363
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	130	136
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2035	180	198
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	170	122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	345	247
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2036	25	25
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	65	44
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	210	229
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	45	29
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	400	262
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2037	180	181
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,150	716
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	40	40
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2039	5	5
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	50	50
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	350	345
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	500	281
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	40	39
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2042	400	393
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	130	129
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/2046	70	74
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	35	39
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	125	131
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	135	151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	110	124
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	75	82
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	90	101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2036	285	287
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	495	538
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	25	28
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2036	250	279
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	15	16
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	100	111
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2039	140	139
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	395	433
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	155	167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	105	115
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2041	5	5
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2041	235	256
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2042	45	44
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	20	21
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	445	477
40

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	320	332
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2044	265	264
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	10	10
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	240	252
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.500%	12/15/2032	225	263
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2032	20	21
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	5	5
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2036	25	25
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2038	130	139
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	100	91
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	1,015	1,002
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	255	246
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	1,145	1,180
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	195	185
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	795	824
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	970	1,083
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	225	254
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	100	114
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	430	488
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	230	259
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	150	165
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	50	56
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	795	872
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	535	603
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	200	202
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	200	220
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	200	223
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	240	261
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2042	50	55
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2031	100	110
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	210	240
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2036	235	265
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2036	500	570
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	15	17
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	595	661
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	110	121
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	345	376
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	500	549
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	30	32
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	500	540
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	195	158
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2033	115	89
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	100	62
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	1,065	630
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	50	50
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	310	315
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	125	133
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	100	108
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	365	379
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	435	478
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	1,000	1,076
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	110	112
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	250	279
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	100	112
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	440	480
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	600	678
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	270	298
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	150	171
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	320	356
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	15	15
41

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	80	92
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2037	70	71
New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/2038	335	316
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2040	415	425
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	760	759
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	20	22
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	100	109
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2043	100	99
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	200	221
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	35	38
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	220	241
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	100	107
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	195	212
Parsippany-Troy Hills Township NJ GO	3.000%	9/15/2026	75	75
				57,905
New Mexico (0.3%)
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	495	508
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	150	158
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	205	215
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	495	530
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2030	160	175
New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2026	625	634
New Mexico GO	5.000%	3/1/2032	90	101
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2026	340	341
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	160	165
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	125	131
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	645	692
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	170	182
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	20	22
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	15	16
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	100	111
				3,981
New York (23.3%)
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2040	55	58
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2042	105	119
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2043	250	280
Battery Park City Authority Miscellaneous Revenue	4.000%	11/1/2044	200	200
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2045	75	82
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	55	60
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	120	131
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	110	120
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	50	51
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	40	43
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	15	15
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	135	148
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	100	109
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	125	135
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	660	672
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	370	383
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2035	385	396
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	170	173
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	170	178
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	100	108
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	90	92
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	150	162
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	100	105
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	40	41
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	150	152
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	5	5
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	290	303
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	230	232
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	200	215
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	120	125
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	240	241
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	90	90
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	250	251
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	50	52
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2039	75	83
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	155	136
42

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	515	515
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	85	88
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	500	498
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	165	164
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	85	91
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	70	72
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	150	148
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	845	874
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	475	505
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	70	69
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	275	267
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	65	69
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	15	14
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	540	569
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	300	288
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	660	633
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	10	9
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2034	30	34
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2045	30	32
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	230	251
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2037	260	275
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	210	213
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	235	248
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2039	250	263
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	210	183
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	180	189
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	430	417
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	225	218
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	35	34
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	360	345
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	40	38
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	40	38
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	120	122
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	625	635
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	255	259
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2036	80	80
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	65	66
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	1,530	1,551
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	1,850	1,871
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	755	726
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	265	260
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	215	217
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2029	140	126
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2032	50	53
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	155	156
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2033	340	357
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	455	477
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	655	685
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	295	297
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	185	211
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	180	187
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2040	95	105
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	60	60
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	580	580
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	80	80
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	80	79
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2028	80	81
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.125%	11/15/2033	40	39
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	460	473
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	15	15
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2035	465	470
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	1,495	1,509
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2040	75	83
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	325	329
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	615	675
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	40	44
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	455	491
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	10	11
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	105	105
43

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	205	179
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	500	407
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	960	972
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	70	73
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	40	41
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	20	20
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	275	278
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	160	167
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	450	477
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	155	164
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	215	193
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	275	287
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	245	248
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	450	455
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	550	603
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	870	905
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	10	8
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2032	145	137
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	300	327
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	80	90
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	112
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	275	212
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	185	192
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	55	57
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	220	228
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	175	199
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	1,005	1,145
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	145	166
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	340	388
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	360	363
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	160	183
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	160	145
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	190	190
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	200	200
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	1,385	1,394
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	625	691
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	5	6
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	195	193
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	50	49
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2038	200	209
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	160	175
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	90	49
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	340	333
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	200	174
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	645	623
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	825	826
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	1,015	960
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	30	29
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	300	323
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	115	124
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	165	158
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	375	360
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	25	26
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	80	83
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	150	154
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	95	100
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	25	23
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	400	370
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2034	40	45
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2032	180	191
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2033	160	169
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2034	265	279
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2034	95	105
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2035	70	73
	Nassau County NY GO	4.000%	4/1/2043	265	265
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2031	25	26
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	345	327
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	35	28
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	60	55
44

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	25	22
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	930	867
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	80	74
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/2027	235	235
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	85	87
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	1,205	1,237
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	830	842
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	500	527
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	400	416
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	465	509
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	530	581
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	120	133
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	35	39
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	130	145
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	15	15
	New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/2032	125	125
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	65	71
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	425	436
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	635	716
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	610	613
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	35	36
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	210	224
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	100	114
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	845	963
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	200	209
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	65	69
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	250	289
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	105	121
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	170	187
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	515	599
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	35	40
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	85	96
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	55	64
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	100	116
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	60	69
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2036	95	95
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2036	30	30
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	245	251
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	340	397
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	35	40
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	195	228
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	300	281
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	480	481
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	100	101
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,710	1,728
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	155	159
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	155	161
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	230	263
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	100	117
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	305	309
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2038	70	70
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	1,500	1,534
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	75	77
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	5	5
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	320	323
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	505	532
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	135	150
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	300	341
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	200	235
	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2038	150	178
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	100	99
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	145	146
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	100	113
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	25	27
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	100	114
	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2039	45	53
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	490	471
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	445	441
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	510	540
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	150	155
45

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	235	247
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	300	309
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	300	309
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	50	53
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	145	143
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	155	154
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	315	335
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	155	154
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	290	288
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	95	95
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	205	203
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2043	100	99
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	530	576
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	75	82
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	285	236
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	285	278
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	90	94
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	160	175
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	65	56
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	675	654
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	470	455
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	95	92
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	935	960
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	570	603
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	225	176
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	165	157
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	100	97
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	60	61
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	40	42
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	30	32
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	215	230
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	15	16
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	40	42
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	20	23
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	345	361
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	100	111
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2034	185	192
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	370	414
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2035	330	340
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	75	75
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	435	453
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	740	754
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	90	94
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2042	90	90
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2044	635	620
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	90	95
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	50	53
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	465	488
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	75	79
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	50	52
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	930	975
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	100	104
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2036	10	10
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	205	207
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	30	30
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	1,045	1,045
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2042	265	264
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	130	134
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	305	316
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	180	174
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	1,210	1,244
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	750	775
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2035	55	64
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2037	250	287
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	205	231
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	185	207
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	65	72
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	55	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	245	248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	50	51
46

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	200	207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	460	476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	630	652
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	100	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	100	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	130	138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	350	370
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	500	529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	205	217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	205	217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	100	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	215	232
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	250	270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	155	155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	250	272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2030	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	135	135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	120	132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	75	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	195	214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	500	549
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	50	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	335	368
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	535	587
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	200	220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2031	225	225
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	75	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	120	133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	110	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	120	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	250	278
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	350	390
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	515	574
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	500	557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	150	153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	270	276
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	120	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	250	280
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	50	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	205	226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	260	289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	5	6
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	150	169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	300	338
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,080	1,215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	150	169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	350	394
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	750	844
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2033	50	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	210	218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	330	359
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	210	216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	220	241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	75	84
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	90	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	250	284
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	250	284
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2034	90	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	220	225
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	20	22
47

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	520	564
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	180	188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	275	300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	295	314
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	80	90
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	175	200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	110	126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	300	343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	175	162
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	270	274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	65	71
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2035	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	90	90
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	305	340
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	100	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	240	275
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	395	395
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	710	728
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	250	276
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	140	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	320	337
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	255	270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	210	237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	255	293
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	155	160
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	605	671
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	250	282
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	350	399
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	1,140	1,167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	395	410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	150	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	405	415
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	500	536
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	130	147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	115	130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	5	6
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2036	125	139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2037	390	346
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	295	317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	75	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	375	413
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	1,615	1,840
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	100	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	280	293
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	230	255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	205	229
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	445	500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	175	199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	105	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	40	40
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	45	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	150	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	105	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	160	163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	130	133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	95	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	205	229
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	1,000	1,120
48

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	205	228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2038	845	742
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	150	153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	50	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	235	258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	35	35
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	45	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	125	131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	70	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	500	564
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/2038	260	248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	95	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	295	305
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	455	457
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	45	45
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	100	111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	35	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	325	356
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	205	180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	140	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	65	66
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	200	206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,000	1,105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	760	844
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	665	739
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2039	125	122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	35	35
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	410	444
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	25	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	220	220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	170	188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	385	427
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	30	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	120	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	300	300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	90	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2040	165	182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	500	501
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	70	72
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	800	885
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	225	251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	250	220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	395	408
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	85	85
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2040	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	295	293
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	85	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	35	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	280	307
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	155	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	95	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	380	414
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	145	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	145	126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	1,125	1,101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	115	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	200	198
49

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	370	405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2041	55	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2042	50	44
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	35	34
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	175	172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	1,410	1,429
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	40	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	160	174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	200	220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	295	248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	450	438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	320	315
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	685	667
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	550	539
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	465	510
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2042	115	125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	40	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	105	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	140	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	1,220	1,288
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	180	193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	250	269
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2043	495	431
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	85	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	220	214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	165	159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	45	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	250	271
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2043	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	550	537
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	355	385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	180	196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2043	880	951
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2044	55	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	150	158
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	55	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	270	259
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	440	473
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	425	459
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	95	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	225	245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2044	5	6
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2044	470	450
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2044	260	274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	500	540
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	460	498
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	805	849
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	300	318
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	140	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	180	143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	540	514
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	115	109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	85	90
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	85	90
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	380	404
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	65	69
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	250	268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2045	165	179
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	110	105
50

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	515	522
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	40	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	30	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	65	69
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2045	500	545
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2046	25	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	320	336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	295	313
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2046	20	19
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	385	405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2046	160	173
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2040	485	485
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2045	635	611
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2045	305	305
New York GO	5.000%	3/15/2044	5	6
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	450	332
New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	175	146
New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/2043	370	359
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	1,115	859
New York NY GO	5.000%	8/1/2026	330	332
New York NY GO	5.000%	9/1/2026	135	136
New York NY GO	5.000%	8/1/2027	230	237
New York NY GO	5.000%	8/1/2027	285	290
New York NY GO	5.000%	8/1/2027	250	257
New York NY GO	5.000%	8/1/2027	460	473
New York NY GO	5.000%	8/1/2027	100	103
New York NY GO	5.000%	8/1/2027	500	515
New York NY GO	5.000%	9/1/2027	500	516
New York NY GO	5.000%	9/1/2027	150	155
New York NY GO	5.000%	8/1/2028	75	79
New York NY GO	5.000%	8/1/2028	490	515
New York NY GO	5.000%	8/1/2028	160	168
New York NY GO	5.000%	8/1/2028	165	173
New York NY GO	5.000%	8/1/2028	900	946
New York NY GO	5.000%	8/1/2028	455	478
New York NY GO	5.000%	10/1/2028	50	53
New York NY GO	5.000%	8/1/2029	300	302
New York NY GO	5.000%	8/1/2029	365	391
New York NY GO	5.000%	8/1/2029	35	38
New York NY GO	5.000%	8/1/2029	250	265
New York NY GO	5.000%	8/1/2029	180	193
New York NY GO	5.000%	9/1/2029	750	805
New York NY GO	5.000%	10/1/2029	70	75
New York NY GO	5.000%	8/1/2030	75	82
New York NY GO	5.000%	8/1/2030	310	338
New York NY GO	5.000%	8/1/2030	85	93
New York NY GO	5.000%	8/1/2030	80	85
New York NY GO	5.000%	8/1/2030	85	93
New York NY GO	5.000%	8/1/2030	225	245
New York NY GO	5.000%	8/1/2030	115	125
New York NY GO	5.000%	8/1/2030	1,000	1,090
New York NY GO	5.250%	10/1/2030	115	119
New York NY GO	5.000%	4/1/2031	70	74
New York NY GO	5.000%	8/1/2031	55	61
New York NY GO	5.000%	8/1/2031	100	108
New York NY GO	5.000%	8/1/2031	45	49
New York NY GO	5.000%	8/1/2031	250	276
New York NY GO	5.000%	8/1/2031	850	939
New York NY GO	5.000%	8/1/2031	280	309
New York NY GO	5.000%	9/1/2031	995	1,100
New York NY GO	5.000%	10/1/2031	20	22
New York NY GO	5.000%	12/1/2031	25	25
New York NY GO	5.000%	3/1/2032	105	117
New York NY GO	5.000%	8/1/2032	35	38
New York NY GO	5.000%	8/1/2032	195	210
51

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/2032	75	81
New York NY GO	5.000%	8/1/2032	225	247
New York NY GO	5.000%	8/1/2032	1,000	1,118
New York NY GO	5.000%	8/1/2032	15	17
New York NY GO	3.250%	3/1/2033	45	45
New York NY GO	5.000%	4/1/2033	100	104
New York NY GO	5.000%	8/1/2033	130	142
New York NY GO	5.000%	8/1/2033	125	141
New York NY GO	5.000%	8/1/2033	250	282
New York NY GO	5.000%	9/1/2033	150	167
New York NY GO	5.000%	10/1/2033	335	357
New York NY GO	5.250%	10/1/2033	15	15
New York NY GO	5.000%	4/1/2034	100	104
New York NY GO	5.000%	4/1/2034	200	218
New York NY GO	5.000%	8/1/2034	430	490
New York NY GO	5.000%	8/1/2034	250	285
New York NY GO	5.000%	8/1/2034	280	319
New York NY GO	3.000%	10/1/2034	195	187
New York NY GO	5.000%	10/1/2034	5	5
New York NY GO	5.000%	12/1/2034	300	314
New York NY GO	5.000%	2/1/2035	250	285
New York NY GO	5.000%	3/1/2035	100	113
New York NY GO	5.000%	4/1/2035	150	155
New York NY GO	5.000%	4/1/2035	80	89
New York NY GO	5.000%	5/1/2035	110	121
New York NY GO	4.000%	8/1/2035	125	125
New York NY GO	5.000%	8/1/2035	75	80
New York NY GO	5.000%	8/1/2035	420	468
New York NY GO	5.000%	8/1/2035	305	322
New York NY GO	5.000%	8/1/2035	140	158
New York NY GO	5.000%	10/1/2035	365	402
New York NY GO	5.000%	10/1/2035	500	572
New York NY GO	5.000%	12/1/2035	125	126
New York NY GO	5.000%	12/1/2035	80	83
New York NY GO	5.000%	2/1/2036	395	453
New York NY GO	4.000%	3/1/2036	10	10
New York NY GO	5.000%	3/1/2036	10	11
New York NY GO	5.000%	4/1/2036	65	72
New York NY GO	5.000%	4/1/2036	50	56
New York NY GO	4.000%	5/1/2036	45	46
New York NY GO	4.000%	8/1/2036	60	60
New York NY GO	5.000%	8/1/2036	70	78
New York NY GO	5.000%	8/1/2036	40	43
New York NY GO	5.000%	8/1/2036	100	113
New York NY GO	5.000%	8/1/2036	100	114
New York NY GO	5.000%	8/1/2036	250	287
New York NY GO	5.000%	9/1/2036	115	126
New York NY GO	5.000%	10/1/2036	55	56
New York NY GO	5.000%	3/1/2037	240	258
New York NY GO	5.000%	3/1/2037	55	61
New York NY GO	5.000%	4/1/2037	815	908
New York NY GO	5.000%	5/1/2037	80	87
New York NY GO	4.000%	8/1/2037	380	382
New York NY GO	4.000%	8/1/2037	25	25
New York NY GO	5.000%	8/1/2037	100	112
New York NY GO	5.000%	9/1/2037	220	240
New York NY GO	5.000%	10/1/2037	345	352
New York NY GO	5.000%	10/1/2037	280	305
New York NY GO	5.000%	2/1/2038	500	566
New York NY GO	3.500%	3/1/2038	275	257
New York NY GO	5.000%	3/1/2038	65	69
New York NY GO	5.000%	3/1/2038	450	497
New York NY GO	5.000%	4/1/2038	150	164
New York NY GO	5.000%	4/1/2038	75	83
New York NY GO	5.250%	5/1/2038	270	296
New York NY GO	4.000%	8/1/2038	140	140
New York NY GO	5.000%	8/1/2038	415	417
New York NY GO	5.000%	8/1/2038	100	111
New York NY GO	5.000%	9/1/2038	550	609
New York NY GO	5.000%	10/1/2038	110	112
52

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	10/1/2038	100	105
New York NY GO	5.000%	12/1/2038	125	126
New York NY GO	5.000%	12/1/2038	600	622
New York NY GO	5.000%	3/1/2039	10	11
New York NY GO	5.000%	3/1/2039	205	225
New York NY GO	5.000%	4/1/2039	300	308
New York NY GO	5.000%	4/1/2039	135	148
New York NY GO	4.000%	8/1/2039	20	20
New York NY GO	5.000%	9/1/2039	595	655
New York NY GO	5.000%	12/1/2039	55	57
New York NY GO	5.000%	2/1/2040	500	554
New York NY GO	4.000%	3/1/2040	610	605
New York NY GO	5.000%	4/1/2040	150	164
New York NY GO	4.000%	8/1/2040	165	162
New York NY GO	4.000%	8/1/2040	100	99
New York NY GO	5.000%	9/1/2040	50	55
New York NY GO	4.000%	10/1/2040	120	118
New York NY GO	5.000%	10/1/2040	400	442
New York NY GO	5.250%	10/1/2040	30	33
New York NY GO	5.000%	12/1/2040	80	83
New York NY GO	3.000%	3/1/2041	55	46
New York NY GO	4.000%	3/1/2041	25	25
New York NY GO	4.000%	3/1/2041	50	49
New York NY GO	4.000%	4/1/2041	20	20
New York NY GO	5.250%	5/1/2041	15	16
New York NY GO	4.000%	8/1/2041	10	10
New York NY GO	5.000%	8/1/2041	290	313
New York NY GO	5.000%	8/1/2041	20	21
New York NY GO	5.000%	9/1/2041	130	139
New York NY GO	5.000%	9/1/2041	545	594
New York NY GO	5.250%	9/1/2041	100	109
New York NY GO	3.000%	10/1/2041	75	63
New York NY GO	4.000%	12/1/2041	480	471
New York NY GO	5.000%	12/1/2041	1,110	1,118
New York NY GO	4.000%	3/1/2042	230	225
New York NY GO	4.000%	3/1/2042	10	10
New York NY GO	5.000%	3/1/2042	40	43
New York NY GO	4.000%	4/1/2042	800	782
New York NY GO	4.000%	8/1/2042	150	145
New York NY GO	4.000%	8/1/2042	35	34
New York NY GO	5.000%	8/1/2042	65	68
New York NY GO	5.000%	9/1/2042	25	27
New York NY GO	5.000%	9/1/2042	100	108
New York NY GO	3.250%	10/1/2042	555	473
New York NY GO	5.000%	10/1/2042	300	328
New York NY GO	5.250%	10/1/2042	110	119
New York NY GO	5.000%	4/1/2043	120	122
New York NY GO	5.250%	4/1/2043	400	433
New York NY GO	5.250%	5/1/2043	95	102
New York NY GO	5.000%	8/1/2043	20	21
New York NY GO	5.000%	8/1/2043	55	57
New York NY GO	5.000%	8/1/2043	80	87
New York NY GO	5.250%	9/1/2043	25	27
New York NY GO	5.000%	10/1/2043	30	31
New York NY GO	4.000%	12/1/2043	25	24
New York NY GO	5.000%	3/1/2044	15	16
New York NY GO	5.000%	4/1/2044	270	288
New York NY GO	5.250%	4/1/2044	140	151
New York NY GO	4.000%	8/1/2044	600	572
New York NY GO	5.000%	8/1/2044	15	16
New York NY GO	5.000%	9/1/2044	40	43
New York NY GO	3.000%	10/1/2044	80	65
New York NY GO	5.000%	10/1/2044	315	339
New York NY GO	5.250%	2/1/2045	500	545
New York NY GO	3.000%	3/1/2045	500	398
New York NY GO	3.625%	3/1/2045	210	187
New York NY GO	4.000%	4/1/2045	30	29
New York NY GO	5.000%	4/1/2045	285	289
New York NY GO	5.500%	5/1/2045	15	16
New York NY GO	3.000%	8/1/2045	105	83
53

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/2045	250	263
	New York NY GO	5.000%	8/1/2045	10	11
	New York NY GO	5.250%	9/1/2045	225	243
	New York NY GO	5.000%	10/1/2045	350	373
	New York NY GO	5.250%	2/1/2046	600	649
	New York NY GO	3.500%	4/1/2046	230	197
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	350	338
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	300	320
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	65	65
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	325	326
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	100	113
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	650	652
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	130	131
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	55	55
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	190	191
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	50	58
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	105	122
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	205	205
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	85	88
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2039	95	95
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	85	85
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	105	102
[6]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	100	116
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	20	18
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2041	130	130
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	405	405
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	155	162
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2043	105	103
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	260	243
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	250	275
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	615	592
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	1,190	1,096
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	500	534
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	30	32
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	500	543
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	445	458
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	20	20
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	820	893
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	100	109
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	75	82
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	130	142
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	750	816
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	395	430
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	400	407
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	135	149
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	90	95
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	95	104
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	595	658
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	75	83
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	310	343
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	500	553
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	1,265	1,398
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	60	61
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	20	21
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	65	70
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	100	112
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	250	280
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	35	35
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	325	350
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	155	159
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	100	111
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	240	261
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	230	244
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	75	84
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	2,775	3,138
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2034	30	30
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2034	25	26
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	35	37
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	115	116
54

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	390	433
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	250	285
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	150	171
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2035	165	166
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	70	75
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	70	72
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/2035	135	132
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2035	25	26
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	720	725
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	65	72
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	250	285
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	145	167
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,720	1,976
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	40	41
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	80	80
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	265	271
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2036	125	128
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	325	327
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	630	665
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	65	74
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	215	236
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	50	51
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	225	225
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	150	151
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	685	700
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	195	198
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	105	107
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	30	32
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	465	523
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	500	569
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2037	230	241
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2038	350	353
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	35	36
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2038	10	9
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	275	278
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	255	258
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	30	32
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	390	437
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	250	286
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	95	95
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	180	181
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	450	453
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	255	284
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	250	281
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	35	37
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2040	10	10
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	600	602
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	30	31
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	250	280
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	250	283
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	75	75
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	425	451
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	620	540
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	50	43
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	145	151
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	610	656
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	30	33
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	1,000	1,109
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	440	447
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	245	209
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	5	5
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	55	54
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	45	49
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	100	101
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	5	5
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	20	19
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	70	69
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	625	675
55

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	485	471
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	200	194
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	20	21
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	30	29
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	405	388
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	15	15
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	290	311
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	75	79
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	10	10
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	10	11
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	10	11
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	680	723
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	235	240
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	160	163
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	65	68
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2029	75	80
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	70	75
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	170	171
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	235	237
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	50	52
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2028	300	314
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	850	898
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	100	112
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	100	114
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	255	290
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2033	165	188
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/2033	65	74
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	105	108
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2034	135	154
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	100	112
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	250	284
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	90	99
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2041	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	65	71
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	55	54
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	165	167
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	40	40
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	65	66
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2033	50	54
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	75	81
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2035	180	198
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	50	55
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	825	898
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2028	130	136
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	100	111
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	65	72
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	150	165
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	215	234
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2036	410	444
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	500	505
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	200	201
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	150	149
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	620	614
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	260	255
	New York State Dormitory Authority Lease (Appropriation) Revenue (Municipal Health Facilities Improvement Program)	5.000%	1/15/2030	35	36
	New York State Dormitory Authority Lease (Appropriation) Revenue (Municipal Health Facilities Improvement Program)	5.000%	1/15/2031	115	119
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2027	265	271
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	100	105
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	100	109
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	185	196
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	30	30
56

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	325	339
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	205	214
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	50	52
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	150	156
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	10	10
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	75	79
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	510	531
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	250	255
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	500	571
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	500	571
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	315	317
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	145	152
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	150	156
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	685	698
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	350	367
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	315	326
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	1,430	1,664
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	25	25
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	75	76
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	115	119
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	10	12
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	200	234
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	145	147
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	450	466
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	500	522
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	100	115
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5	5
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	280	289
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	640	662
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	175	181
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	95	99
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	140	142
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	480	499
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	510	571
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	45	51
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	95	98
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	35	36
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	75	76
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	325	334
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	400	411
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	165	167
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	155	159
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	510	527
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	500	513
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	30	33
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	940	1,038
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2044	25	24
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	150	154
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	750	772
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	10	11
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	15	16
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2045	60	57
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	230	235
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	110	118
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	20	21
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	15	16
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	15	16
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	15	16
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	150	153
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	460	496
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	390	429
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	160	184
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2039	20	23
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2040	175	160
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2041	100	100
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	20	20
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2046	500	507
New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	90	94
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	400	435
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	500	554
57

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	205	212
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	50	58
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	1,080	1,115
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	1,130	1,300
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2036	185	187
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2036	75	77
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	25	27
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	75	85
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2038	25	25
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	685	771
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	365	419
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	100	110
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	480	467
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	50	54
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	670	629
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	580	549
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	400	383
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2045	50	54
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	525	412
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	415	444
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	600	654
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2035	60	67
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	100	110
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	600	686
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	5	5
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2039	75	82
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	55	60
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	1,010	1,093
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	430	463
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	300	332
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2045	70	74
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2046	40	43
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	50	55
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	60	65
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	40	41
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	145	146
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	125	122
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2045	15	14
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2030	250	273
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	120	126
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2031	60	62
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	5	5
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2032	315	358
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2032	30	31
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2033	145	167
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2033	140	145
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	25	27
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2034	350	407
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2036	15	17
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	100	115
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2036	105	122
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	270	274
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	70	79
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	15	15
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	100	114
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2038	215	246
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	395	399
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	670	675
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2040	20	20
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2041	250	280
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2041	150	151
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	85	95
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2041	30	34
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2041	185	186
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2042	250	277
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	100	102
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	145	161
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2042	25	26
58

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2042	695	611
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	60	65
Suffolk County Water Authority Water Revenue	4.000%	6/1/2031	70	70
Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	640	640
Suffolk County Water Authority Water Revenue	4.000%	6/1/2041	250	251
Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	460	414
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	950	962
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	240	249
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	500	532
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	90	81
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	400	409
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	115	127
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	95	80
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	960	982
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	230	187
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	190	194
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	600	613
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	495	505
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	100	112
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	20	20
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	310	316
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	170	173
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	450	507
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	320	347
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2041	150	150
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2042	230	227
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,275	1,306
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	160	171
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2043	180	176
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	80	82
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2026	185	185
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2026	75	76
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	635	655
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	535	552
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	420	446
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	1,105	1,168
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	205	225
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	100	111
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	145	155
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	385	434
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2033	170	182
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	245	281
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	100	114
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	190	217
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2035	235	246
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2035	200	230
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	200	225
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	200	228
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2036	175	201
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	675	780
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	105	119
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	440	505
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	100	112
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2040	235	262
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	75	82
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	415	456
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2041	250	278
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	190	205
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2042	345	385
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2042	925	1,020
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	190	203
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	125	135
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	600	662
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	30	32
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	325	345
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	90	98
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2045	200	216
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	30	29
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2046	45	47
59

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	2/1/2028	1,000	1,041
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	2/1/2029	1,000	1,066
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	260	260
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	25	27
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	25	24
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	1,000	1,096
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2031	40	43
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	110	119
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2032	15	17
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	250	279
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2035	250	286
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2036	85	98
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2036	250	290
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	125	139
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	250	288
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	300	341
					314,116
North Carolina (0.8%)
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2044	255	255
	Guilford County NC GO	5.000%	3/1/2035	230	268
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	70	72
	North Carolina Appropriations Revenue	5.000%	6/1/2026	55	55
	North Carolina Appropriations Revenue	5.000%	5/1/2027	340	348
	North Carolina Appropriations Revenue	4.000%	5/1/2033	75	77
	North Carolina Appropriations Revenue	4.000%	5/1/2040	200	206
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2027	675	691
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2028	630	660
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2029	680	728
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2030	50	55
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2031	120	130
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2032	50	54
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2033	65	70
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2034	335	330
	North Carolina Appropriations Revenue (Build NC Programs)	2.000%	5/1/2035	50	43
[3]	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	1/1/2036	345	398
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	7/1/2042	15	15
	North Carolina GO	5.000%	6/1/2026	110	110
	North Carolina GO	5.000%	6/1/2027	385	395
	North Carolina GO	5.000%	6/1/2028	250	263
	North Carolina GO	5.000%	6/1/2028	205	216
	North Carolina GO	5.000%	6/1/2028	400	421
	North Carolina GO	5.000%	6/1/2029	320	344
	North Carolina GO	5.000%	6/1/2029	365	392
	North Carolina GO	5.000%	6/1/2033	195	223
	North Carolina GO	2.125%	6/1/2036	20	17
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	100	102
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	475	507
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	140	149
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	270	288
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	775	823
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2032	75	80
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2033	80	85
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2034	125	132
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2040	60	67
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	110	111
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	50	50
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/2030	10	11
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2040	400	224
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2042	325	161
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2043	300	140
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2044	360	158
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2045	1,215	497
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2046	235	91
[1]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2041	210	210
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2044	10	10
	Wake County NC GO	5.000%	4/1/2032	500	564
					11,296
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	255	255
60

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio (1.5%)
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/2042	175	174
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2035	80	86
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	70	71
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2035	35	37
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2036	30	30
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2037	25	28
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	110	121
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2039	785	787
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	275	301
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2029	250	264
	Columbus OH GO	5.000%	7/1/2026	580	582
[6]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2028	155	143
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/2030	250	253
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	335	337
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2032	15	15
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2036	450	520
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2038	800	911
	Miami University OH College & University Revenue	5.000%	9/1/2041	475	477
	Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/2040	160	147
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2043	250	250
	Ohio GO	5.000%	9/15/2026	105	106
	Ohio GO	5.000%	5/1/2027	285	292
	Ohio GO	5.000%	8/1/2027	75	77
	Ohio GO	5.000%	11/1/2027	275	285
	Ohio GO	5.000%	9/15/2031	100	111
	Ohio GO	5.000%	11/1/2032	140	158
	Ohio GO	5.000%	6/15/2034	1,405	1,614
	Ohio GO	5.000%	11/1/2035	640	742
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2027	280	291
	Ohio State University College & University Revenue	5.000%	12/1/2033	85	96
	Ohio State University College & University Revenue	3.000%	12/1/2044	40	32
	Ohio State University College & University Revenue	4.000%	12/1/2044	5	5
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	6/1/2035	1,250	1,446
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	75	81
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	20	21
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	80	81
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2032	10	10
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2033	55	57
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/2034	55	62
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	55	40
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	535	368
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	70	46
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2042	15	8
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	190	97
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2046	15	16
	Ohio University College & University Revenue	5.000%	12/1/2044	300	303
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	3.000%	12/1/2034	190	186
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	135	144
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2037	225	239
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2038	360	381
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2044	105	109
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	160	162
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	440	451
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2030	1,070	1,178
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2031	175	196
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2033	100	108
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	585	670
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2035	100	115
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2035	1,000	1,161
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	30	33
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2041	35	38
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2041	15	17
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	35	38
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	5	5
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2028	35	37
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2028	145	154
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2029	630	672
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2029	830	894
61

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2031	155	172
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2033	385	439
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	5	6
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	50	54
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	40	44
	Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/2032	140	153
					19,835
Oklahoma (0.3%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/2029	95	94
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2027	120	121
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.000%	9/1/2044	10	10
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2026	125	125
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	370	375
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2031	170	172
	Grand River Dam Authority Electric Power & Light Revenue	4.000%	6/1/2033	165	166
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2035	315	355
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2039	5	5
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	350	352
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/2036	265	288
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/2026	500	499
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2027	75	76
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2029	120	128
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	80	88
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2032	255	283
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	3.125%	1/1/2041	165	145
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2027	140	142
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2030	85	92
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	210	238
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2042	320	320
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2045	260	278
	University of Oklahoma College & University Revenue	4.000%	7/1/2045	10	10
					4,362
Oregon (0.7%)
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2034	55	56
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2035	25	17
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2036	485	313
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2037	235	239
	Deschutes Public Library District GO	3.000%	12/1/2041	285	248
	Multnomah County OR GO	5.000%	6/15/2027	105	108
	Multnomah County OR GO	5.000%	6/15/2028	40	42
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2026	240	241
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2027	200	205
	Multnomah County School District No. 1J Portland GO	3.500%	6/15/2044	95	84
	Multnomah County School District No. 40 GO	0.000%	6/15/2043	150	67
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2034	1,317	1,495
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2035	50	56
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2041	137	149
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2026	750	760
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2035	150	161
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2036	420	448
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2037	110	117
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	225	239
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2039	350	355
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2042	65	65
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	400	420
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2029	80	87
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2031	330	369
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2034	265	306
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2039	115	127
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2040	20	22
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2041	10	11
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	500	545
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2036	5	5
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	280	291
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	10	10
	University of Oregon College & University Revenue	5.000%	4/1/2036	305	355
62

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Oregon College & University Revenue	5.000%	4/1/2045	290	315
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2044	10	11
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2046	10	11
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2035	85	87
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2036	65	66
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2039	100	57
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	25	13
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2042	250	119
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	350	138
					8,830
Pennsylvania (3.8%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2028	45	47
	Allegheny County PA GO	5.000%	11/1/2029	125	126
	Allegheny County PA GO	5.000%	11/1/2041	495	497
	Commonwealth of Pennsylvania COP	5.000%	7/1/2043	50	51
	Commonwealth of Pennsylvania GO	5.000%	7/15/2026	305	306
	Commonwealth of Pennsylvania GO	5.000%	8/15/2026	845	851
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	50	50
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	260	262
	Commonwealth of Pennsylvania GO	5.000%	10/1/2026	685	692
	Commonwealth of Pennsylvania GO	5.000%	1/1/2027	895	909
	Commonwealth of Pennsylvania GO	5.000%	1/15/2027	175	178
	Commonwealth of Pennsylvania GO	5.000%	3/1/2027	500	510
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	1,015	1,046
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	145	149
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	390	402
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	300	309
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	115	116
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	330	335
	Commonwealth of Pennsylvania GO	5.000%	1/15/2028	750	763
	Commonwealth of Pennsylvania GO	4.000%	2/15/2028	25	26
	Commonwealth of Pennsylvania GO	5.000%	3/1/2028	270	281
	Commonwealth of Pennsylvania GO	5.000%	7/15/2028	35	37
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	25	26
	Commonwealth of Pennsylvania GO	5.000%	10/1/2028	345	365
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	15	15
	Commonwealth of Pennsylvania GO	5.000%	7/15/2029	450	484
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	155	167
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	185	199
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	665	717
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	25	27
	Commonwealth of Pennsylvania GO	4.000%	1/1/2030	470	474
	Commonwealth of Pennsylvania GO	5.000%	10/1/2030	370	406
	Commonwealth of Pennsylvania GO	3.000%	1/1/2031	130	130
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	130	145
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	10	10
	Commonwealth of Pennsylvania GO	5.000%	4/1/2032	1,000	1,123
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	370	418
	Commonwealth of Pennsylvania GO	4.000%	9/15/2032	335	336
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	150	153
	Commonwealth of Pennsylvania GO	4.000%	5/1/2033	80	83
	Commonwealth of Pennsylvania GO	4.000%	5/15/2033	10	10
	Commonwealth of Pennsylvania GO	5.000%	9/1/2033	50	57
[1]	Commonwealth of Pennsylvania GO	3.000%	9/15/2033	250	243
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2034	1,145	1,164
	Commonwealth of Pennsylvania GO	5.000%	4/1/2034	600	689
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	500	576
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	900	1,037
	Commonwealth of Pennsylvania GO	5.000%	9/1/2034	175	199
	Commonwealth of Pennsylvania GO	4.000%	9/15/2034	805	807
	Commonwealth of Pennsylvania GO	5.000%	10/1/2034	105	118
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/2035	205	199
	Commonwealth of Pennsylvania GO	5.000%	4/1/2035	1,000	1,157
	Commonwealth of Pennsylvania GO	3.000%	5/1/2035	50	48
	Commonwealth of Pennsylvania GO	5.000%	8/15/2035	45	51
	Commonwealth of Pennsylvania GO	5.000%	9/1/2035	420	475
	Commonwealth of Pennsylvania GO	3.000%	9/15/2035	10	10
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	130	131
	Commonwealth of Pennsylvania GO	5.000%	4/1/2036	570	663
63

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	3.000%	5/1/2036	20	19
	Commonwealth of Pennsylvania GO	5.000%	9/1/2036	140	157
	Commonwealth of Pennsylvania GO	3.000%	9/15/2036	280	269
	Commonwealth of Pennsylvania GO	5.000%	10/1/2036	320	356
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	500	505
	Commonwealth of Pennsylvania GO	5.000%	4/1/2037	500	574
	Commonwealth of Pennsylvania GO	2.000%	5/15/2037	135	109
	Commonwealth of Pennsylvania GO	4.000%	3/1/2038	20	20
	Commonwealth of Pennsylvania GO	5.000%	4/1/2038	400	456
	Commonwealth of Pennsylvania GO	2.000%	5/15/2038	25	20
	Commonwealth of Pennsylvania GO	5.000%	9/1/2038	240	266
	Commonwealth of Pennsylvania GO	5.000%	4/1/2039	500	566
	Commonwealth of Pennsylvania GO	2.000%	5/1/2039	125	96
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	85	65
	Commonwealth of Pennsylvania GO	5.000%	8/15/2039	600	668
	Commonwealth of Pennsylvania GO	2.125%	5/1/2040	180	138
	Commonwealth of Pennsylvania GO	4.000%	8/15/2040	10	10
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	90	98
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	150	109
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	220	223
	Commonwealth of Pennsylvania GO	4.000%	9/1/2041	25	25
	Commonwealth of Pennsylvania GO	4.125%	10/1/2041	300	305
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	350	353
	Commonwealth of Pennsylvania GO	5.000%	10/1/2042	50	54
	Commonwealth of Pennsylvania GO	4.000%	8/15/2043	100	100
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	45	45
	Commonwealth of Pennsylvania GO	4.000%	8/15/2044	150	147
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	135	137
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	235	245
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2040	10	10
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2035	185	213
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2037	150	169
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	115	128
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	105	121
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/2028	510	539
	Lehigh County IDA Industrial Revenue	3.000%	9/1/2029	1,340	1,340
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2034	65	75
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2035	55	63
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/2038	90	89
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2041	85	85
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	315	248
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	105	105
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	370	379
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	175	177
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/2030	95	100
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	380	393
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	125	140
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2033	135	135
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2033	250	282
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	125	129
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	500	567
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	525	597
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2034	95	95
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2035	215	245
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	175	180
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	285	293
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2037	125	126
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	205	206
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	40	41
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2038	1,000	1,003
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	20	21
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/2038	60	63
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2039	540	541
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	330	337
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	60	65
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	680	755
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/2041	380	361
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	600	600
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	710	711
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	20	22
64

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	70	79
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2042	330	335
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	165	140
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	15	15
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	75	84
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	250	247
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	390	403
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	265	290
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	30	33
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2044	485	471
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	450	466
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	520	541
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	25	27
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	100	105
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	265	296
[4]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/2028	0.000%	12/1/2041	30	30
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	420	432
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2044	500	518
	Philadelphia PA GO	5.000%	8/1/2026	55	55
	Philadelphia PA GO	5.000%	8/1/2027	250	257
	Philadelphia PA GO	5.000%	8/1/2032	200	225
	Philadelphia PA GO	5.000%	8/1/2033	165	187
	Philadelphia PA GO	5.000%	8/1/2041	500	553
	Philadelphia PA GO	5.000%	8/1/2042	15	16
	Philadelphia PA GO	5.250%	8/1/2043	15	17
	Philadelphia PA GO	5.250%	8/1/2044	250	277
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2031	200	222
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2034	425	485
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2035	120	138
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2038	85	95
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2039	200	223
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2043	550	567
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2044	145	151
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2028	215	200
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2032	175	196
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2033	105	119
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/2034	125	128
	School District of Philadelphia GO	5.000%	9/1/2026	915	921
[5]	School District of Philadelphia GO	5.000%	6/1/2034	50	56
[1]	School District of Philadelphia GO	4.000%	9/1/2043	565	559
[1]	School District of Philadelphia GO	3.000%	9/1/2044	295	242
	School District of Philadelphia GO	5.000%	9/1/2044	515	531
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	85	86
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	200	202
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	75	80
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	100	114
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	4/15/2032	255	286
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Project)	5.000%	2/15/2036	300	350
					50,789
Rhode Island (0.2%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	285	286
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2027	245	246
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2028	150	151
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2029	380	381
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2030	345	346
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2031	890	892
	Rhode Island GO	4.125%	8/1/2042	340	343
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/2029	150	154
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/1/2037	155	155
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/2040	60	60
					3,014
South Carolina (0.5%)
	Beaufort County School District GO	5.000%	3/1/2027	355	362
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	530	536
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2028	95	101
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2041	350	350
65

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2028	125	133
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/2044	50	50
[6]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2032	30	25
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2034	160	161
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2032	105	114
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2034	30	31
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2037	95	106
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	250	250
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	150	164
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	200	196
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	265	279
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	50	54
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2044	288	303
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2045	30	32
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/2045	80	76
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	5	5
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	5	5
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	20	20
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	40	40
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	115	115
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	235	235
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	110	110
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	235	235
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	55	55
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	50	50
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	110	110
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2041	50	50
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2026	300	304
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	15	16
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2036	285	325
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2026	225	227
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2029	290	313
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2030	150	165
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2031	75	84
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	4.000%	10/1/2033	305	325
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2039	95	97
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2040	470	480
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2046	10	11
					6,700
Tennessee (0.5%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	125	130
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2035	600	688
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	395	410
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	25	25
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2026	50	50
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	140	141
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	180	183
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2027	60	62
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	140	144
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	55	56
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2029	145	154
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	50	54
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	500	542
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2031	185	195
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2032	150	158
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2034	400	459
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2034	350	401
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2035	225	256
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2036	500	580
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2039	90	92
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2041	450	495
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	80	80
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2042	175	191
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2045	530	518
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2045	500	488
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2038	500	560
					7,112
66

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas (9.9%)
	Alamo Community College District GO	5.000%	2/15/2027	100	102
	Alamo Community College District GO	5.000%	2/15/2028	375	391
[8]	Aldine Independent School District GO	5.000%	2/15/2045	100	101
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2044	125	121
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	90	85
[8]	Arlington TX Independent School District GO	5.000%	2/15/2027	160	163
[8]	Arlington TX Independent School District GO	4.000%	2/15/2045	285	275
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	205	194
	Austin Community College District GO	4.000%	8/1/2040	10	10
[8]	Austin Independent School District GO	5.000%	8/1/2036	735	828
[8]	Austin Independent School District GO	5.000%	8/1/2037	185	207
[8]	Austin Independent School District GO	5.000%	8/1/2038	255	284
[8]	Austin Independent School District GO	5.000%	8/1/2039	475	525
[8]	Austin Independent School District GO	5.000%	8/1/2040	100	108
[8]	Austin Independent School District GO	5.000%	8/1/2041	300	324
[8]	Austin Independent School District GO	5.000%	8/1/2042	75	80
[8]	Austin Independent School District GO	4.000%	8/1/2043	260	259
	Austin Independent School District GO	5.000%	8/1/2043	40	43
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	30	30
	Austin TX GO	5.000%	9/1/2026	600	605
	Austin TX GO	5.000%	9/1/2027	210	217
	Austin TX GO	5.000%	9/1/2034	50	58
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	30	31
[8]	Barbers Hill Independent School District GO	4.000%	2/15/2041	180	181
	Bexar County TX GO	4.000%	6/15/2041	120	120
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	190	191
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	130	131
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	495	510
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	105	108
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	340	350
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	235	248
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	1,120	1,181
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	190	200
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	225	242
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	100	108
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	880	964
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	270	300
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	165	183
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	265	283
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	120	135
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	5	6
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	1,425	1,624
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	470	540
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2035	70	81
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	85	97
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	80	90
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	290	337
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	105	118
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	20	22
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	265	295
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	500	567
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	10	11
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	480	530
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	225	253
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	15	16
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	230	257
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	360	386
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/2044	210	184
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2045	40	43
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	195	171
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	215	204
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	745	766
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	35	39
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	1,160	1,285
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	135	151
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	500	557
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	215	238
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	650	719
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	95	100
67

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	35	37
[8]	Clear Creek Independent School District GO	5.000%	2/15/2030	135	146
[8]	Clear Creek Independent School District GO	5.000%	2/15/2031	80	88
[8]	Clear Creek Independent School District GO	5.000%	2/15/2034	875	998
[8]	Clear Creek Independent School District GO	5.000%	2/15/2035	35	40
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	270	261
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	535	512
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	225	217
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	100	94
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	2/15/2045	100	106
[8]	Comal Independent School District GO	5.000%	2/15/2035	130	148
[8]	Conroe Independent School District GO	5.000%	2/15/2037	210	236
[8]	Conroe Independent School District GO	5.000%	2/15/2038	725	810
[8]	Conroe Independent School District GO	5.000%	2/15/2039	420	467
[8]	Conroe Independent School District GO	5.000%	2/15/2039	105	118
[8]	Conroe Independent School District GO	5.000%	2/15/2040	700	774
[8]	Conroe Independent School District GO	5.000%	2/15/2041	25	27
[8]	Conroe Independent School District GO	5.000%	2/15/2043	10	11
[8]	Conroe Independent School District GO	5.000%	2/15/2044	75	81
[8]	Conroe Independent School District GO	5.000%	2/15/2045	500	537
	Corpus Christi TX Utility System Multiple Utility Revenue	4.000%	7/15/2045	65	61
	Corpus Christi TX Utility System Multiple Utility Revenue	4.125%	7/15/2045	30	28
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	720	734
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	225	229
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2029	515	549
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	350	380
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2033	230	259
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	240	273
[8]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2041	10	9
[8]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2043	150	149
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	300	320
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2029	125	135
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2029	90	98
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2030	160	172
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2031	140	151
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	65	70
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	100	101
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	240	254
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	200	219
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	315	344
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	380	427
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	55	60
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	615	699
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	150	154
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2034	250	286
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	115	118
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2035	150	171
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2036	20	23
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2038	110	122
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	30	32
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	190	209
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2041	150	151
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2042	20	22
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	160	168
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	410	444
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2044	390	419
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	350	334
[8]	Dallas Independent School District GO	5.000%	2/15/2028	200	209
[8]	Dallas Independent School District GO	5.000%	2/15/2029	250	267
[8]	Dallas Independent School District GO	5.000%	2/15/2030	225	244
[8]	Dallas Independent School District GO	5.000%	2/15/2033	710	801
[8]	Dallas Independent School District GO	3.000%	2/15/2035	325	313
[8]	Dallas Independent School District GO	3.000%	2/15/2036	160	152
[8]	Dallas Independent School District GO	5.000%	2/15/2037	115	131
[8]	Dallas Independent School District GO	5.000%	2/15/2040	225	252
[8]	Dallas Independent School District GO	5.000%	2/15/2042	500	552
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2028	170	176
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2029	15	16
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2030	15	16
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2030	1,525	1,636
68

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2031	40	44
	Dallas TX GO	5.000%	2/15/2028	200	209
	Dallas TX GO	5.000%	2/15/2029	155	165
	Dallas TX GO	5.000%	2/15/2031	605	664
[1]	Dallas TX GO	3.000%	2/15/2033	40	39
[1]	Dallas TX GO	3.125%	2/15/2035	120	115
[1]	Dallas TX GO	3.250%	2/15/2037	115	108
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2026	70	70
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2029	150	151
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2031	180	182
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2041	10	10
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	400	394
[8]	Denton Independent School District GO	5.000%	8/15/2035	395	443
[8]	Denton Independent School District GO	5.000%	8/15/2036	15	17
[8]	Denton Independent School District GO	5.000%	8/15/2037	560	621
[8]	Denton Independent School District GO	5.000%	8/15/2038	395	436
[8]	Denton Independent School District GO	5.000%	8/15/2042	10	11
[8]	Denton Independent School District GO	5.000%	8/15/2043	15	16
[8]	Denton Independent School District GO PUT	4.000%	8/15/2028	100	102
[8]	Denton Independent School District GO PUT	4.000%	8/15/2030	50	52
	El Paso TX GO	4.000%	8/15/2042	300	296
	El Paso TX GO	4.000%	8/15/2044	190	184
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2044	350	335
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/2046	5	3
[8]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	105	106
[8]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	210	214
[8]	Frisco Independent School District GO	5.000%	2/15/2029	100	106
[8]	Frisco Independent School District GO	5.000%	2/15/2031	50	55
[8]	Frisco Independent School District GO	5.000%	2/15/2033	600	677
[8]	Frisco Independent School District GO	5.000%	8/15/2036	80	84
[8]	Garland Independent School District GO	5.000%	2/15/2032	1,310	1,464
[8]	Garland Independent School District GO	5.000%	2/15/2034	185	208
[8]	Garland Independent School District GO	5.000%	2/15/2035	235	262
[8]	Garland Independent School District GO	5.000%	2/15/2036	830	921
[8]	Garland Independent School District GO	5.000%	2/15/2037	125	138
[8]	Garland Independent School District GO	5.000%	2/15/2038	150	165
[8]	Garland Independent School District GO	5.000%	2/15/2040	65	71
[8]	Garland Independent School District GO	5.000%	2/15/2041	150	162
[8]	Garland Independent School District GO	5.000%	2/15/2042	145	156
[8]	Garland Independent School District GO	5.000%	2/15/2043	5	5
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2042	75	80
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2035	440	456
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2035	110	116
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2036	195	202
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2036	35	37
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2038	125	129
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	820	840
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	585	550
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	125	134
	Harris County Flood Control District GO	5.000%	10/1/2032	55	62
	Harris County Flood Control District GO	3.000%	10/1/2041	45	39
	Harris County Hospital District GO	5.000%	2/15/2045	10	11
	Harris County TX GO	5.000%	9/15/2028	100	106
	Harris County TX Highway Revenue	5.000%	8/15/2030	125	126
	Harris County TX Highway Revenue	5.000%	8/15/2031	240	241
	Harris County TX Highway Revenue	5.000%	8/15/2032	45	45
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	250	268
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2031	20	21
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2032	915	948
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2033	270	302
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2039	175	193
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2042	190	187
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	40	41
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2044	35	38
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	495	470
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2026	1,040	1,052
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2028	510	537
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2030	290	316
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2038	275	303
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2042	125	58
69

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Hays Consolidated Independent School District GO	5.250%	2/15/2045	5	5
	Hidalgo County TX GO	4.000%	8/15/2043	1,025	997
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/2034	980	1,126
[8]	Houston Independent School District GO	5.000%	2/15/2027	790	805
[8]	Houston Independent School District GO	5.000%	2/15/2028	490	499
[8]	Houston Independent School District GO	5.000%	2/15/2031	60	60
[8]	Houston Independent School District GO	5.000%	2/15/2034	135	154
[8]	Houston Independent School District GO	4.000%	2/15/2039	55	55
[8]	Houston Independent School District GO	4.000%	2/15/2040	50	50
	Houston Independent School District GO PUT	5.000%	7/15/2028	235	245
[8]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	2,000	2,019
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	55	58
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	500	559
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	25	26
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2031	75	75
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	95	96
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	210	229
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	5	6
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	300	303
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	490	558
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2035	110	125
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	55	56
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	50	56
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2043	105	103
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2044	125	120
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2044	90	90
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2045	95	99
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2028	15	14
	Houston TX GO	5.000%	3/1/2027	900	902
	Houston TX GO	5.000%	3/1/2028	570	581
	Houston TX GO	5.000%	3/1/2029	100	106
	Houston TX GO	5.000%	3/1/2030	820	870
	Houston TX GO	5.000%	3/1/2030	175	189
	Houston TX GO	5.000%	3/1/2032	35	39
	Houston TX GO	5.000%	3/1/2034	160	179
	Houston TX GO	5.000%	3/1/2035	725	828
	Houston TX GO	5.000%	3/1/2041	20	22
	Houston TX GO	5.000%	3/1/2042	30	33
	Houston TX GO	5.250%	3/1/2042	165	180
	Houston TX GO	5.000%	3/1/2043	15	16
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2045	115	123
[8]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	25	25
[8]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2043	350	380
[8]	Irving Independent School District GO	5.000%	2/15/2042	5	5
[8]	Irving Independent School District GO	5.000%	2/15/2043	245	263
[8]	Judson Independent School District GO	4.000%	2/1/2041	155	152
[8]	Judson Independent School District GO	4.000%	2/1/2045	100	95
[8]	Katy Independent School District GO	5.000%	2/15/2027	250	255
[8]	Katy Independent School District GO	5.000%	2/15/2042	35	35
[8]	Katy Independent School District GO	4.000%	2/15/2045	250	245
[8]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	225	227
[8]	Lamar Consolidated Independent School District GO	4.000%	2/15/2044	90	89
[8]	Leander Independent School District GO	5.000%	8/15/2036	1,000	1,143
[8]	Leander Independent School District GO	5.000%	8/15/2040	50	56
[8]	Leander Independent School District GO	0.000%	8/16/2042	250	122
[8]	Leander Independent School District GO	0.000%	8/16/2043	50	23
[8]	Lewisville Independent School District GO	4.000%	8/15/2026	10	10
[8]	Lewisville Independent School District GO	4.000%	8/15/2027	65	65
[8]	Lewisville Independent School District GO	5.000%	8/15/2029	360	387
[8]	Lewisville Independent School District GO	5.000%	8/15/2036	720	804
[8]	Lewisville Independent School District GO	5.000%	8/15/2039	445	489
[8]	Lewisville Independent School District GO	5.000%	8/15/2040	285	311
[8]	Lewisville Independent School District GO	4.000%	8/15/2041	5	5
[8]	Lewisville Independent School District GO	5.000%	8/15/2042	120	130
[8]	Lewisville Independent School District GO	5.000%	8/15/2043	140	150
[8]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	105	105
	Lone Star College System GO	5.000%	8/15/2042	70	71
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2038	100	112
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	50	52
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	170	185
70

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	40	44
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	200	219
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	30	31
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	145	156
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	135	139
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	75	77
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	255	263
[8]	Mansfield Independent School District GO	4.000%	2/15/2044	200	194
[8]	Medina Valley Independent School District GO	5.000%	2/15/2038	565	617
[8]	Mesquite Independent School District GO	5.000%	8/15/2044	100	108
[8]	Mesquite Independent School District GO	5.000%	8/15/2045	5	5
[8]	Midland Independent School District GO	4.000%	2/15/2041	35	35
[8]	Midland Independent School District GO	4.000%	2/15/2042	35	35
[8]	Midlothian Independent School District GO	3.000%	2/15/2045	15	12
[8]	North East TX Independent School District GO	5.250%	2/1/2027	15	15
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2044	625	590
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2027	175	181
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2030	135	148
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2035	145	166
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2043	155	168
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	680	690
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	20	21
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	100	106
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	20	22
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	225	243
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	155	169
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	300	329
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	190	208
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	180	183
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	100	111
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	425	431
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	295	333
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	10	10
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	45	51
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	10	10
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	110	111
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	75	76
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	445	497
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2037	225	212
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	5	5
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	230	232
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	250	253
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	230	231
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	350	364
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	30	31
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2038	5	5
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2039	300	299
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	55	56
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	35	36
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	65	70
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	325	326
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2040	50	54
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	25	27
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2042	95	105
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2043	190	184
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	25	26
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	230	220
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	220	241
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2045	140	150
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2046	55	44
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	110	105
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	400	370
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	170	152
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	520	451
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2033	60	48
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	695	516
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	175	124
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2037	100	68
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2038	1,000	643
71

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Northside Independent School District GO PUT	3.550%	6/1/2028	675	683
[8]	Northwest Independent School District GO	4.000%	2/15/2045	685	671
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2031	15	17
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2028	145	153
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2030	125	138
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	55	61
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	225	253
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	100	114
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	545	620
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	145	161
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2035	135	154
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2036	310	350
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2036	500	581
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	395	443
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	100	112
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	575	642
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	345	385
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	95	106
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	15	15
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2041	10	11
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2041	185	223
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2042	105	112
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2044	100	109
[8]	Plano Independent School District GO	5.000%	2/15/2027	180	183
[8]	Plano Independent School District GO	5.000%	2/15/2031	165	182
[8]	Plano Independent School District GO	5.000%	2/15/2032	145	162
[8]	Plano Independent School District GO	5.000%	2/15/2033	250	282
	Plano Independent School District GO	5.000%	2/15/2034	35	39
	Plano Independent School District GO	5.000%	2/15/2036	25	28
	Plano Independent School District GO	5.000%	2/15/2037	65	71
	Plano Independent School District GO	5.000%	2/15/2038	25	27
	Plano Independent School District GO	5.000%	2/15/2041	150	162
	Plano Independent School District GO	5.000%	2/15/2042	105	113
	Plano Independent School District GO	5.000%	2/15/2043	55	59
[8]	Round Rock Independent School District GO	5.000%	8/1/2030	55	59
[8]	Round Rock Independent School District GO	5.000%	8/1/2031	370	396
[8]	Round Rock Independent School District GO	4.000%	8/1/2032	60	62
[8]	Round Rock Independent School District GO	2.750%	8/1/2034	280	262
[8]	Round Rock Independent School District GO	4.000%	8/1/2044	150	150
[8]	Round Rock Independent School District GO	5.000%	8/1/2045	5	5
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/2042	290	278
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	85	87
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	435	453
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	720	749
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	155	156
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	160	161
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	235	262
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2033	10	10
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2033	250	282
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2034	180	180
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	215	230
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	250	284
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	60	64
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	190	218
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	70	74
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	200	230
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2037	20	23
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	260	293
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	25	27
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	200	221
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	90	98
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2042	110	120
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2043	100	110
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	10	11
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	5	5
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2044	30	33
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2046	5	5
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	515	513
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	475	475
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	380	378
72

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	495	495
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	470	466
	San Antonio Water System Water Revenue	5.000%	5/15/2034	50	50
	San Antonio Water System Water Revenue	5.000%	5/15/2037	5	6
	San Antonio Water System Water Revenue	5.000%	5/15/2038	495	556
	San Antonio Water System Water Revenue	4.000%	5/15/2040	225	224
	San Antonio Water System Water Revenue	5.000%	5/15/2046	25	26
	San Jacinto Community College District GO	4.000%	2/15/2041	290	289
	San Jacinto Community College District GO	5.000%	2/15/2044	90	93
	Smith County TX GO	5.000%	8/15/2043	110	117
[8]	Socorro Independent School District GO	5.000%	8/15/2043	350	353
[8]	Spring Branch Independent School District GO	5.000%	2/1/2027	200	204
[8]	Spring Branch Independent School District GO	5.000%	2/1/2029	390	415
	Tarrant County College District GO	5.000%	8/15/2040	110	119
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2030	90	98
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2033	225	255
	Texas A&M University College & University Revenue	5.000%	5/15/2028	50	51
	Texas A&M University College & University Revenue	5.000%	5/15/2041	35	39
	Texas A&M University College & University Revenue	5.000%	5/15/2042	350	383
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	300	303
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2032	110	124
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2033	275	312
	Texas GO	5.000%	10/1/2028	610	644
	Texas GO	5.000%	10/1/2029	275	284
	Texas GO	5.000%	10/1/2030	155	160
	Texas GO	5.000%	10/1/2030	590	643
	Texas GO	5.000%	10/1/2031	70	72
	Texas GO	5.000%	10/1/2031	65	67
	Texas GO	5.000%	10/1/2033	330	340
	Texas GO	5.000%	10/1/2034	150	171
	Texas GO	5.000%	10/1/2034	700	806
	Texas GO	5.000%	10/1/2036	500	575
	Texas GO	5.000%	8/1/2039	575	639
	Texas GO	5.000%	10/1/2039	500	564
	Texas GO	5.000%	10/1/2040	250	280
	Texas GO	5.000%	10/1/2041	325	363
	Texas GO	5.000%	10/1/2042	235	261
	Texas GO	5.000%	10/1/2043	500	552
	Texas GO	5.000%	4/1/2044	90	90
	Texas GO	5.000%	10/1/2044	1,000	1,097
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	125	133
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2035	65	68
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	250	262
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	675	662
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	545	530
[1]	Texas State Technical College & University Revenue	5.500%	8/1/2042	145	161
	Texas State University System College & University Revenue	5.000%	3/15/2027	245	250
	Texas State University System College & University Revenue	5.000%	3/15/2028	445	454
	Texas State University System College & University Revenue	5.000%	3/15/2029	50	51
	Texas State University System College & University Revenue	5.000%	3/15/2031	40	41
	Texas State University System College & University Revenue	5.000%	3/15/2033	215	243
	Texas Transportation Commission GO	5.000%	4/1/2027	110	112
	Texas Transportation Commission GO	5.000%	4/1/2029	425	454
	Texas Transportation Commission GO	5.000%	4/1/2031	175	193
	Texas Transportation Commission GO	5.000%	4/1/2033	600	677
	Texas Transportation Commission GO	5.000%	4/1/2034	520	589
[3]	Texas Transportation Commission GO	5.000%	4/1/2038	250	285
[3]	Texas Transportation Commission GO	5.000%	4/1/2041	440	494
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2036	165	189
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2037	550	624
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2040	200	223
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2042	200	221
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2044	230	250
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2045	130	140
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	50	52
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	320	338
73

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	95	100
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	315	325
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	170	172
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	225	225
	Texas Water Development Board Water Revenue	3.000%	10/15/2033	345	339
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	475	484
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	110	111
	Texas Water Development Board Water Revenue	3.000%	10/15/2034	295	285
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	280	283
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	205	208
	Texas Water Development Board Water Revenue	3.000%	10/15/2035	400	386
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	200	202
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	250	250
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	205	208
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	70	70
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	60	61
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	80	81
	Texas Water Development Board Water Revenue	4.450%	10/15/2036	255	272
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	50	51
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	110	112
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	40	40
	Texas Water Development Board Water Revenue	5.000%	10/15/2037	110	123
	Texas Water Development Board Water Revenue	4.000%	4/15/2038	55	55
	Texas Water Development Board Water Revenue	4.000%	10/15/2038	5	5
	Texas Water Development Board Water Revenue	4.550%	10/15/2038	20	21
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	40	42
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	95	105
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	250	225
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	185	196
	Texas Water Development Board Water Revenue	5.000%	10/15/2039	60	67
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	330	330
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	275	305
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	300	300
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	320	322
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	170	179
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	475	476
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	585	585
	Texas Water Development Board Water Revenue	4.750%	10/15/2042	80	84
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	635	617
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	250	247
	Texas Water Development Board Water Revenue	5.000%	10/15/2043	25	26
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	30	29
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	135	133
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	75	81
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	165	177
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	40	44
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	365	353
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	595	606
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2031	100	100
	University of Houston College & University Revenue	5.000%	2/15/2030	1,000	1,084
	University of Houston College & University Revenue	5.000%	2/15/2036	40	40
	University of Houston College & University Revenue	5.000%	2/15/2042	205	219
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2041	95	94
	Williamson County TX GO	5.000%	2/15/2030	50	54
	Williamson County TX GO	5.000%	2/15/2031	160	175
[8]	Wylie Independent School District GO	3.000%	8/15/2044	50	41
[4,8]	Wylie Independent School District GO, 4.125% coupon rate effective 8/15/2028	3.250%	8/15/2041	35	35
					134,001
Utah (0.9%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	210	224
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	30	33
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	25	28
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	50	51
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2036	205	224
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	85	92
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	180	196
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	60	65
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	490	532
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	85	92
74

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	70	75
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	500	536
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	105	113
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	435	464
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	225	241
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	30	32
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	120	128
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	110	116
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2043	115	124
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	165	174
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2044	155	167
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	685	717
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	205	219
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2038	10	11
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2039	175	191
	Utah GO	5.000%	7/1/2027	210	216
	Utah GO	5.000%	7/1/2028	190	200
	Utah GO	5.000%	7/1/2030	15	16
	Utah GO	5.000%	7/1/2031	295	313
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2037	5	6
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/2040	950	977
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	160	178
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2028	180	191
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2030	295	325
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/2032	1,525	1,195
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2033	150	171
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2034	290	333
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	100	115
[5]	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	1,070	1,227
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	60	68
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	300	344
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	150	169
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	5	6
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	50	56
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	100	112
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	245	273
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2041	205	205
					11,541
Virginia (1.2%)
	Fairfax County VA GO	5.000%	10/1/2028	500	530
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/2026	155	156
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2045	100	97
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	55	57
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/2028	480	503
	University of Virginia College & University Revenue	5.000%	4/1/2038	600	610
	University of Virginia College & University Revenue	5.000%	4/1/2042	205	208
	University of Virginia College & University Revenue	4.000%	4/1/2045	190	190
	University of Virginia College & University Revenue	5.000%	4/1/2045	60	60
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2027	160	160
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2033	55	54
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	490	469
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	720	751
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	220	229
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	760	791
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	175	186
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	365	380
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	25	25
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	1,000	1,084
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	45	49
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	50	53
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	215	218
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2032	200	198
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	95	106
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	10	11
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2033	310	351
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	590	576
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	145	163
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	140	157
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2036	200	201
75

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2036	175	192
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2037	100	100
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	65	71
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2041	10	11
Virginia College Building Authority College & University Revenue	3.000%	9/1/2026	40	40
Virginia College Building Authority Intergovernmental Agreement Revenue	4.000%	2/1/2041	525	528
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	300	305
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	55	61
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	55	62
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	25	25
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	10	10
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2044	200	198
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2027	120	122
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2036	55	52
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2038	170	158
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	95	87
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2041	15	13
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2026	380	380
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2029	45	47
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2030	45	47
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2031	425	440
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2032	5	5
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2034	265	268
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2036	25	25
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2029	115	123
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	165	186
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	135	152
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2033	60	64
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2033	55	63
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2034	180	190
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2036	365	380
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2037	635	658
Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2030	125	137
Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2031	65	72
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/2031	90	91
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2027	155	160
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	100	101
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2028	380	391
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2033	675	746
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2034	225	234
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2035	125	129
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2036	225	232
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2037	35	36
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2037	10	11
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	145	149
Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/2041	125	125
				16,300
Washington (4.1%)
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2041	20	20
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2026	115	116
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2028	200	212
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2030	290	320
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2031	120	134
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2032	185	206
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2034	230	254
Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/2036	430	407
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2036	120	131
Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2040	185	186
76

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	120	128
Energy Northwest Nuclear Revenue	5.000%	7/1/2026	580	582
Energy Northwest Nuclear Revenue	5.000%	7/1/2028	205	206
Energy Northwest Nuclear Revenue	4.000%	7/1/2030	180	189
Energy Northwest Nuclear Revenue	5.000%	7/1/2030	290	305
Energy Northwest Nuclear Revenue	5.000%	7/1/2030	140	153
Energy Northwest Nuclear Revenue	5.000%	7/1/2031	420	440
Energy Northwest Nuclear Revenue	5.000%	7/1/2031	340	377
Energy Northwest Nuclear Revenue	5.000%	7/1/2032	255	286
Energy Northwest Nuclear Revenue	5.000%	7/1/2032	180	188
Energy Northwest Nuclear Revenue	5.000%	7/1/2032	665	696
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	250	256
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	150	168
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	25	26
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	195	204
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	100	102
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	165	172
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	175	198
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	100	113
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	90	95
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	360	387
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	60	63
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	315	348
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	25	28
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	135	144
Energy Northwest Nuclear Revenue	5.000%	7/1/2037	500	550
Energy Northwest Nuclear Revenue	5.000%	7/1/2037	575	605
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	35	37
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	120	135
Energy Northwest Nuclear Revenue	5.000%	7/1/2039	25	26
Energy Northwest Nuclear Revenue	5.000%	7/1/2039	55	61
Energy Northwest Nuclear Revenue	5.000%	7/1/2040	65	70
Energy Northwest Nuclear Revenue	5.000%	7/1/2040	160	178
Energy Northwest Nuclear Revenue	5.000%	7/1/2041	385	413
Energy Northwest Nuclear Revenue	5.000%	7/1/2041	20	22
Energy Northwest Nuclear Revenue	4.000%	7/1/2042	1,150	1,158
Energy Northwest Nuclear Revenue	5.000%	7/1/2042	260	288
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/2027	705	724
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	265	266
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	55	55
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	365	375
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	65	67
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	350	368
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	110	124
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2040	400	449
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2026	230	231
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2028	520	547
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2033	295	335
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	585	601
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2031	250	277
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2037	25	28
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2039	335	378
Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	130	134
Franklin County School District No. 1 Pasco GO	5.500%	12/1/2040	60	68
Franklin County School District No. 1 Pasco GO	4.250%	12/1/2042	120	124
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2034	100	115
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2036	230	239
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	205	221
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	275	305
King & Snohomish Counties School District No. 417 Northshore GO	4.000%	12/1/2040	550	557
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	405	447
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	185	203
King County School District No. 210 Federal Way GO	3.000%	12/1/2039	20	18
King County School District No. 403 Renton GO	4.000%	12/1/2040	20	20
King County School District No. 411 Issaquah GO	3.000%	12/1/2030	125	125
King County School District No. 411 Issaquah GO	4.000%	12/1/2031	70	70
King County School District No. 411 Issaquah GO	5.000%	12/1/2032	190	193
King County School District No. 414 Lake Washington GO	4.000%	12/1/2027	55	56
King County School District No. 414 Lake Washington GO	4.000%	12/1/2028	250	259
King County School District No. 414 Lake Washington GO	4.000%	12/1/2029	15	16
77

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
King County WA GO	4.000%	1/1/2027	180	182
King County WA GO	5.000%	1/1/2030	770	835
King County WA GO	4.000%	7/1/2030	450	456
King County WA GO	5.000%	1/1/2032	110	122
King County WA Sewer Revenue	4.000%	7/1/2030	335	336
King County WA Sewer Revenue	5.000%	1/1/2034	150	172
King County WA Sewer Revenue	5.000%	1/1/2037	5	6
King County WA Sewer Revenue	4.000%	7/1/2038	90	90
King County WA Sewer Revenue	4.000%	7/1/2039	60	60
King County WA Sewer Revenue	4.000%	7/1/2041	500	500
King County WA Sewer Revenue	4.000%	7/1/2041	40	40
King County WA Sewer Revenue	4.000%	7/1/2045	100	99
Pierce County School District No. 320 Sumner GO	5.000%	12/1/2041	75	83
Pierce County School District No. 403 Bethel GO	5.000%	12/1/2043	30	33
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2030	40	44
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2031	50	55
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2031	50	55
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	15	15
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/2044	120	117
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/2045	565	550
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2040	95	105
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	355	391
Spokane County School District No. 81 Spokane GO	5.000%	12/1/2036	550	580
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2038	285	289
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	100	101
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/2042	515	504
University of Washington College & University Revenue	5.000%	7/1/2041	10	11
University of Washington College & University Revenue	4.000%	12/1/2041	50	49
University of Washington College & University Revenue	3.125%	7/1/2042	235	201
University of Washington College & University Revenue	3.250%	7/1/2043	85	73
Washington GO	4.000%	7/1/2026	185	185
Washington GO	4.000%	7/1/2026	395	396
Washington GO	5.000%	8/1/2026	635	639
Washington GO	4.000%	7/1/2027	715	727
Washington GO	4.000%	7/1/2027	15	15
Washington GO	5.000%	7/1/2027	330	339
Washington GO	5.000%	7/1/2027	350	360
Washington GO	5.000%	7/1/2027	500	514
Washington GO	5.000%	7/1/2027	340	350
Washington GO	5.000%	8/1/2027	380	391
Washington GO	4.000%	7/1/2028	160	165
Washington GO	5.000%	7/1/2028	205	216
Washington GO	5.000%	7/1/2028	200	211
Washington GO	5.000%	8/1/2028	180	185
Washington GO	5.000%	8/1/2028	440	453
Washington GO	5.000%	8/1/2028	525	554
Washington GO	5.000%	8/1/2028	1,380	1,455
Washington GO	5.000%	7/1/2029	200	215
Washington GO	5.000%	7/1/2029	780	838
Washington GO	5.000%	8/1/2029	70	75
Washington GO	5.000%	7/1/2030	410	449
Washington GO	5.000%	7/1/2030	140	153
Washington GO	5.000%	8/1/2030	175	180
Washington GO	5.000%	8/1/2030	380	391
Washington GO	5.000%	8/1/2030	40	44
Washington GO	5.000%	7/1/2031	65	72
Washington GO	5.000%	7/1/2031	185	206
Washington GO	5.000%	7/1/2031	120	133
Washington GO	5.000%	8/1/2031	15	15
Washington GO	5.000%	8/1/2031	75	83
Washington GO	5.000%	8/1/2031	355	395
Washington GO	5.000%	7/1/2032	200	225
Washington GO	5.000%	7/1/2032	735	827
Washington GO	5.000%	7/1/2032	400	450
Washington GO	5.000%	8/1/2032	100	103
Washington GO	5.000%	8/1/2032	275	283
Washington GO	5.000%	8/1/2032	40	45
Washington GO	5.000%	8/1/2032	60	68
Washington GO	5.000%	7/1/2033	120	137
Washington GO	5.000%	7/1/2033	300	342
78

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	8/1/2033	160	161
Washington GO	5.000%	8/1/2033	290	326
Washington GO	5.000%	8/1/2033	100	103
Washington GO	5.000%	8/1/2033	485	553
Washington GO	5.000%	2/1/2034	50	56
Washington GO	5.000%	8/1/2034	530	533
Washington GO	5.000%	8/1/2034	460	472
Washington GO	5.000%	8/1/2034	65	75
Washington GO	5.000%	8/1/2034	55	63
Washington GO	5.000%	8/1/2035	410	449
Washington GO	5.000%	8/1/2035	10	11
Washington GO	5.000%	8/1/2035	405	415
Washington GO	5.000%	8/1/2035	250	286
Washington GO	5.000%	2/1/2036	160	171
Washington GO	5.000%	2/1/2036	105	116
Washington GO	5.000%	7/1/2036	20	22
Washington GO	5.000%	8/1/2036	55	60
Washington GO	5.000%	8/1/2036	195	219
Washington GO	5.000%	8/1/2036	150	170
Washington GO	5.000%	8/1/2036	110	123
Washington GO	5.000%	8/1/2036	15	17
Washington GO	5.000%	2/1/2037	5	5
Washington GO	5.000%	2/1/2037	165	176
Washington GO	5.000%	7/1/2037	310	345
Washington GO	5.000%	8/1/2037	240	268
Washington GO	5.000%	8/1/2037	40	43
Washington GO	5.000%	8/1/2037	295	333
Washington GO	5.000%	8/1/2037	25	28
Washington GO	5.000%	2/1/2038	10	10
Washington GO	5.000%	2/1/2038	385	425
Washington GO	5.000%	2/1/2038	70	74
Washington GO	5.000%	2/1/2038	65	73
Washington GO	5.000%	2/1/2038	75	76
Washington GO	5.000%	6/1/2038	10	11
Washington GO	5.000%	7/1/2038	5	6
Washington GO	5.000%	8/1/2038	45	50
Washington GO	5.000%	8/1/2038	470	514
Washington GO	5.000%	8/1/2038	950	1,064
Washington GO	5.000%	8/1/2038	220	232
Washington GO	5.000%	8/1/2038	50	56
Washington GO	5.000%	8/1/2038	5	6
Washington GO	5.000%	2/1/2039	250	253
Washington GO	5.000%	2/1/2039	260	282
Washington GO	5.000%	2/1/2039	15	16
Washington GO	5.000%	2/1/2039	40	41
Washington GO	5.000%	2/1/2039	25	28
Washington GO	5.000%	2/1/2039	5	6
Washington GO	5.000%	2/1/2039	100	110
Washington GO	5.000%	2/1/2039	5	6
Washington GO	5.000%	6/1/2039	20	21
Washington GO	5.000%	8/1/2039	15	17
Washington GO	5.000%	8/1/2039	45	49
Washington GO	5.000%	8/1/2039	150	167
Washington GO	5.000%	8/1/2039	210	220
Washington GO	5.000%	8/1/2039	250	279
Washington GO	5.000%	8/1/2039	150	169
Washington GO	5.000%	2/1/2040	300	324
Washington GO	5.000%	2/1/2040	125	128
Washington GO	5.000%	2/1/2040	25	25
Washington GO	5.000%	6/1/2040	20	21
Washington GO	5.000%	8/1/2040	5	5
Washington GO	5.000%	8/1/2040	295	320
Washington GO	5.000%	8/1/2040	105	110
Washington GO	5.000%	2/1/2041	65	68
Washington GO	5.000%	2/1/2041	50	54
Washington GO	5.000%	2/1/2041	280	287
Washington GO	5.000%	2/1/2041	5	5
Washington GO	5.000%	8/1/2041	25	27
Washington GO	5.000%	8/1/2041	5	5
Washington GO	5.000%	8/1/2041	20	22
79

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/2041	40	43
	Washington GO	5.000%	8/1/2041	50	55
	Washington GO	5.000%	2/1/2042	200	210
	Washington GO	5.000%	2/1/2042	350	354
	Washington GO	5.000%	2/1/2042	145	155
	Washington GO	5.000%	2/1/2042	235	249
	Washington GO	5.000%	2/1/2042	245	268
	Washington GO	5.000%	8/1/2042	100	103
	Washington GO	5.000%	8/1/2042	10	11
	Washington GO	5.000%	8/1/2042	10	10
	Washington GO	5.000%	8/1/2042	35	38
	Washington GO	5.000%	8/1/2042	100	111
	Washington GO	5.000%	2/1/2043	40	42
	Washington GO	5.000%	2/1/2043	65	71
	Washington GO	5.000%	2/1/2043	750	829
	Washington GO	5.000%	8/1/2043	210	218
	Washington GO	5.000%	8/1/2043	140	147
	Washington GO	5.000%	8/1/2043	115	124
	Washington GO	5.000%	8/1/2043	125	134
	Washington GO	5.000%	2/1/2044	60	63
	Washington GO	5.000%	2/1/2044	100	106
	Washington GO	5.000%	2/1/2044	680	733
	Washington GO	5.000%	2/1/2044	65	67
	Washington GO	5.000%	2/1/2044	30	33
	Washington GO	5.000%	8/1/2044	50	53
	Washington GO	5.000%	8/1/2044	365	389
	Washington GO	5.000%	8/1/2044	55	57
	Washington GO	5.000%	8/1/2044	80	87
	Washington GO	5.000%	8/1/2044	10	11
	Washington GO	5.000%	2/1/2045	25	27
	Washington GO	5.000%	2/1/2045	5	5
	Washington GO	5.000%	2/1/2045	170	183
	Washington GO	5.000%	8/1/2045	25	26
	Washington GO	5.000%	8/1/2045	15	16
	Washington GO	5.000%	8/1/2045	10	11
	Washington GO	5.000%	8/1/2045	5	5
	Washington GO	5.000%	2/1/2046	15	16
	Whatcom County WA School District No. 501 Bellingham GO	5.000%	12/1/2039	120	131
					54,868
West Virginia (0.0%)
[1]	Marshall University College & University Revenue	3.000%	5/1/2046	50	38
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.250%	6/1/2045	150	160
	West Virginia GO	5.000%	12/1/2041	35	36
	West Virginia GO	4.000%	6/1/2043	20	20
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	100	103
					357
Wisconsin (1.4%)
	Franklin Public School District GO	4.000%	4/1/2045	225	219
	Green Bay Area Public School District GO	5.000%	4/1/2027	795	812
	Mount Pleasant WI Tax Allocation Tax Increment/Allocation Revenue	5.000%	4/1/2043	100	103
[7]	Public Finance Authority Charter School Aid Revenue, Prere.	5.000%	6/15/2026	210	210
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2041	150	150
[1]	Racine Unified School District GO	4.000%	4/1/2045	525	506
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2026	2,000	2,000
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2027	430	440
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	580	594
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	160	164
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2045	200	82
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	100	103
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	165	177
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	125	137
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	160	180
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	160	180
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/2033	560	636
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/2034	775	889
	Wisconsin GO	5.000%	5/1/2026	175	175
	Wisconsin GO	5.000%	5/1/2026	500	500
	Wisconsin GO	5.000%	5/1/2026	500	500
	Wisconsin GO	5.000%	5/1/2027	135	138
80

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO	5.000%	5/1/2027	330	338
	Wisconsin GO	5.000%	5/1/2027	50	51
	Wisconsin GO	5.000%	11/1/2027	140	143
	Wisconsin GO	5.000%	11/1/2027	340	348
	Wisconsin GO	5.000%	11/1/2027	160	164
	Wisconsin GO	5.000%	11/1/2028	235	241
	Wisconsin GO	5.000%	11/1/2028	50	51
	Wisconsin GO	5.000%	5/1/2030	115	126
	Wisconsin GO	5.000%	5/1/2030	695	759
[3]	Wisconsin GO	5.000%	5/1/2030	1,195	1,275
	Wisconsin GO	5.000%	5/1/2031	285	316
	Wisconsin GO	5.000%	5/1/2031	100	111
	Wisconsin GO	5.000%	5/1/2031	450	500
	Wisconsin GO	5.000%	5/1/2031	165	183
[3]	Wisconsin GO	5.000%	5/1/2031	590	639
	Wisconsin GO	5.000%	5/1/2032	20	23
	Wisconsin GO	5.000%	5/1/2032	230	259
[3]	Wisconsin GO	5.000%	5/1/2032	390	428
	Wisconsin GO	5.000%	5/1/2033	1,000	1,137
	Wisconsin GO	5.000%	5/1/2034	440	505
	Wisconsin GO	5.000%	5/1/2035	75	85
	Wisconsin GO	5.000%	5/1/2035	155	177
	Wisconsin GO	5.000%	5/1/2036	20	23
	Wisconsin GO	5.000%	5/1/2036	750	854
	Wisconsin GO	5.000%	5/1/2037	20	22
	Wisconsin GO	5.000%	5/1/2038	300	336
	Wisconsin GO	5.000%	5/1/2038	235	267
	Wisconsin GO	5.000%	5/1/2038	500	572
	Wisconsin GO	5.000%	5/1/2039	15	17
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2041	60	60
					18,905
Total Tax-Exempt Municipal Bonds (Cost $1,318,700)					1,328,880
				Shares
Temporary Cash Investments (1.6%)
Investment Company (1.6%)
[9]	Vanguard Municipal Low Duration Fund (Cost $21,265)	3.451%		2,126,533	21,265
Total Investments (100.1%) (Cost $1,339,965)					1,350,145
Other Assets and Liabilities—Net (-0.1%)					(1,205)
Net Assets (100%)					1,348,940
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
4	Step bond.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $1,242, representing 0.1% of net assets.
8	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
9	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.

See accompanying Notes, which are an integral part of the Financial Statements.
81

Intermediate-Term Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,318,700)	1,328,880
Affiliated Issuers (Cost $21,265)	21,265
Total Investments in Securities	1,350,145
Investment in Vanguard	31
Receivables for Investment Securities Sold	197
Receivables for Accrued Income	17,004
Total Assets	1,367,377
Liabilities
Payables for Investment Securities Purchased	18,393
Payables to Vanguard	44
Total Liabilities	18,437
Net Assets	1,348,940
At April 30, 2026, net assets consisted of:

Paid-in Capital	1,335,260
Total Distributable Earnings (Loss)	13,680
Net Assets	1,348,940

Net Assets
Applicable to 13,400,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,348,940
Net Asset Value Per Share	$100.67

See accompanying Notes, which are an integral part of the Financial Statements.
82

Intermediate-Term Tax-Exempt Bond ETF
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1]	19,803
Total Income	19,803
Expenses
The Vanguard Group—Note C
Investment Advisory Services	124
Management and Administrative	293
Marketing and Distribution	31
Custodian Fees	6
Shareholders’ Reports	17
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	479
Net Investment Income	19,324
Realized Net Gain (Loss) on Investment Securities Sold[1]	(53)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(5,315)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,956
1	Interest income from an affiliated company of the fund was $201. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
83

Intermediate-Term Tax-Exempt Bond ETF
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,324	17,813
Realized Net Gain (Loss)	(53)	(384)
Change in Unrealized Appreciation (Depreciation)	(5,315)	16,546
Net Increase (Decrease) in Net Assets Resulting from Operations	13,956	33,975
Distributions
Total Distributions	(18,159)	(15,697)
Capital Share Transactions
Issued	346,503	714,505
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	346,503	714,505
Total Increase (Decrease)	342,300	732,783
Net Assets
Beginning of Period	1,006,640	273,857
End of Period	1,348,940	1,006,640

See accompanying Notes, which are an integral part of the Financial Statements.
84

Intermediate-Term Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31, 2025	January 26, 2024[1] to October 31, 2024
Net Asset Value, Beginning of Period	$100.92	$99.58	$100.00
Investment Operations
Net Investment Income[2]	1.617	3.244	2.425
Net Realized and Unrealized Gain (Loss) on Investments	(.307)	1.096	(.973)
Total from Investment Operations	1.310	4.340	1.452
Distributions
Dividends from Net Investment Income	(1.560)	(3.000)	(1.872)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.560)	(3.000)	(1.872)
Net Asset Value, End of Period	$100.67	$100.92	$99.58
Total Return	1.31%	4.46%	1.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,349	$1,007	$274
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[3,4]
Ratio of Net Investment Income to Average Net Assets	3.23%	3.27%	3.17%[3]
Portfolio Turnover Rate	5%[5]	19%	30%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
85

Intermediate-Term Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $31,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
86

Intermediate-Term Tax-Exempt Bond ETF
The following table summarizes the market value of the fund’s investments as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,328,880	—	1,328,880
Temporary Cash Investments	21,265	—	—	21,265
Total	21,265	1,328,880	—	1,350,145
E.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,339,993
Gross Unrealized Appreciation	14,014
Gross Unrealized Depreciation	(3,862)
Net Unrealized Appreciation (Depreciation)	10,152
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $373,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2026, the fund purchased $388,729,000 of investment securities and sold $63,011,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $12,377,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	3,425	7,225
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	3,425	7,225
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At April 30, 2026, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
87

Intermediate-Term Tax-Exempt Bond ETF
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0372 062026
88

Financial Statements
For the six-months ended April 30, 2026
Vanguard Core Tax-Exempt Bond ETF

Contents
Financial Statements	1

Core Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.5%)
Alabama (5.8%)
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2050	370	391
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2055	365	381
	Auburn University College & University Revenue	5.000%	6/1/2043	1,315	1,350
	Baldwin County AL Board of Education Sales Tax Revenue	3.000%	6/1/2041	945	819
	Birmingham AL GO	5.000%	12/1/2043	750	769
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	955	1,028
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	3,315	3,479
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	2,470	2,481
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	2,150	2,166
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	100	100
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2032	190	201
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	3,595	3,605
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	500	525
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2035	3,350	3,549
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	1,970	2,047
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	305	319
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	1,160	1,229
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/2026	30	30
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	1,195	1,201
[1]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.970%	10/1/2052	1,000	1,000
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	345	349
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	2,280	2,300
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	850	891
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	75	80
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	150	161
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	50	53
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	850	861
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	150	157
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	595	617
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	360	383
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	4,930	5,048
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	150	161
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	945	1,008
	Homewood Educational Building Authority College & University Revenue	4.000%	12/1/2037	140	134
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	180	195
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2027	240	245
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2046	550	568
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	3,415	3,570
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	100	101
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2046	850	907
	Phenix City Industrial Development Board Industrial Revenue (MeadWestvaco Coated Board Project)	3.625%	5/15/2030	100	100
	Prattville Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	75	75
	Selma Industrial Development Board Industrial Revenue	4.200%	5/1/2034	100	103
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	100	100
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	250	266
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	125	132
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2027	370	372
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	3,535	3,806
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	1,385	1,433
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	3,485	3,568
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	6,235	6,307
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	2,040	2,169
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	915	946
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	1,800	1,893
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	35	37
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	1,400	1,490
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	250	265
1

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	1,000	1,081
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	125	126
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	715	725
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	370	373
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2043	390	324
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2047	825	618
	University of Alabama at Birmingham College & University Revenue	3.125%	10/1/2048	4,000	3,026
	University of Alabama College & University Revenue	4.000%	7/1/2050	510	463
[2]	Walker County AL Board of Education Special Tax Revenue	4.250%	3/1/2054	250	230
					74,487
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	90	98
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2056	105	117
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	750	635
					850
Arizona (1.6%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2039	50	53
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2033	500	555
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2034	250	279
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2036	1,000	1,109
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2051	500	440
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2054	135	136
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	1,000	783
[3]	Arizona IDA Charter School Aid Revenue PUT	4.875%	7/1/2035	115	118
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	100	110
[4]	Freddie Mac Pool	4.300%	1/1/2041	2,917	2,906
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	100	101
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2032	130	131
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	470	501
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.250%	1/1/2037	415	398
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	2,100	2,167
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/2051	4,535	3,192
	Maricopa County IDA Local or Guaranteed Housing Revenue (Marbella Ranch Phase I Project) PUT	2.810%	5/1/2029	275	274
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/2040	555	502
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	100	103
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2045	1,395	1,302
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	2,000	2,053
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	65	68
	Pima County Unified School District No. 1 Tucson GO	5.000%	7/1/2038	1,375	1,555
	Queen Creek AZ COP	5.000%	10/1/2043	265	290
	Queen Creek AZ COP	5.000%	10/1/2044	170	184
	Queen Creek AZ COP	5.000%	10/1/2045	200	215
	Queen Creek AZ COP	5.000%	10/1/2046	160	170
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	255	258
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/2030	315	334
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	3.125%	8/1/2043	135	115
					20,402
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	465	467
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	150	151
	Fayetteville School District No. 1 GO	2.750%	6/1/2046	155	112
	Hot Springs School District No. 6 GO	2.125%	6/1/2041	50	36
	University of Arkansas College & University Revenue	5.000%	11/1/2044	115	118
					884
California (9.2%)
[5]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2030	100	88
[5]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	175	127
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	450	482
	Antelope Valley Community College District GO	0.000%	2/1/2050	100	32
[6]	Bakersfield City School District GO	3.000%	11/1/2051	1,750	1,293
[1]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.870%	4/1/2036	2,265	2,273
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	1,690	1,837
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	2,000	2,154
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2026	1,000	1,006
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	11/1/2033	1,365	1,476
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	1,885	1,909
2

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	3,500	3,658
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	1,475	1,539
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	500	529
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	1,205	1,315
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	900	954
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	305	329
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	5,175	5,396
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	2,785	2,849
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	1,100	1,188
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	580	587
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	6,305	6,591
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	1,445	1,459
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	815	836
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	740	786
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	755	763
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	755	805
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	2/1/2036	425	455
	California GO	5.000%	8/1/2034	185	186
	California GO	5.000%	10/1/2034	5,460	6,312
	California GO	5.000%	3/1/2035	760	881
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	565	613
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	350	384
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	335	335
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	455	391
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2042	335	297
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2047	300	223
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	185	147
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2051	235	214
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	955	985
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	1,000	1,074
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	1,000	1,108
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	1,082	1,075
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	995	960
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	505	506
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2029	500	509
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2028	500	493
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	420	425
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,000	1,017
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	300	315
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	125	126
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2037	315	317
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	345	301
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.375%	6/1/2056	385	379
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	175	175
[3]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	100	100
[3]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2056	100	88
	California Public Finance Authority Intergovernmental Agreement Revenue	3.000%	2/1/2050	325	245
[3]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	1,000	950
[3]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	5,265	4,873
[3]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	750	803
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2054	900	812
[3]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2029	170	178
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2027	260	263
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2033	110	124
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2037	385	441
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	420	435
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	255	262
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	100	101
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	425	452
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	210	224
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2056	1,500	1,034
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2056	200	138
3

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Freddie Mac Pool	3.720%	1/1/2041	488	457
[3]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2045	300	290
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2037	95	108
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	95	95
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,560	1,615
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	680	753
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	595	618
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	350	382
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	3,235	3,292
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	515	538
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	340	343
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	200	214
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	200	218
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	155	166
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	235	250
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	315	343
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	105	109
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	860	941
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	3,130	3,287
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,008
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	415	440
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	615	666
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	120	127
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	355	376
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	300	309
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	55	56
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2056	2,500	2,599
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	350	372
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,000	1,095
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	95	101
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	285	302
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	100
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,230	1,337
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	30	32
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	515	562
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	355	379
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	720	754
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	430	457
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	400	432
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	80	82
	Marina Joint Powers Financing Authority Local or Guaranteed Housing Revenue	3.400%	3/1/2036	915	925
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	85	103
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	275	290
[2]	Oak Park Unified School District GO	6.750%	8/1/2031	50	58
	Oro Grande Elementary School District COP	4.000%	9/15/2026	100	100
	Palomar Health GO	4.000%	8/1/2034	110	102
	Palomar Health GO	4.000%	8/1/2035	115	105
	Palomar Health GO	4.000%	8/1/2036	100	90
	Palomar Health GO	3.000%	8/1/2037	20	16
	Palomar Health GO	0.000%	8/1/2038	50	25
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	80	77
[2]	Perris Union High School District Financing Authority Special Tax Revenue	5.000%	9/1/2034	300	343
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/2055	800	828
[2]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2053	1,250	313
[2]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2054	1,450	343
[2]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2055	1,850	413
[7]	San Diego CA Unified School District GO	5.000%	7/1/2044	510	597
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	185	187
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	140	99
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	300	330
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	375	373
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	340	337
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	20	21
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	995	1,041
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	305	337
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	100	105
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2033	195	208
[5]	Southern Mono Health Care District GO	0.000%	5/1/2034	785	590
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,220	1,301
4

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Ukiah Public Financing Authority Intergovernmental Agreement Revenue	3.000%	3/1/2042	290	251
	University of California College & University Revenue	5.000%	5/15/2036	100	115
	University of California College & University Revenue	5.000%	11/15/2039	6,480	7,647
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.000%	5/15/2042	895	765
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	190	200
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	70	66
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/2039	150	130
	Wildomar CA Special Tax Revenue	5.000%	9/1/2032	100	107
	Wildomar CA Special Tax Revenue	5.000%	9/1/2033	120	129
	Wildomar CA Special Tax Revenue	5.000%	9/1/2035	155	167
					118,826
Colorado (2.5%)
	Adams County CO COP	4.000%	12/1/2054	100	90
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2050	165	174
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2055	175	183
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/2029	150	153
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/2050	500	464
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/2055	525	500
	Colorado COP	3.000%	12/15/2036	525	488
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2036	50	49
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Denver University Project)	5.250%	3/1/2056	2,000	2,074
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2040	2,500	2,528
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2043	2,155	2,175
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	365	387
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	100	110
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	390	408
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,015	1,054
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	440	440
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2048	260	258
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.250%	8/1/2049	675	528
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2049	1,065	915
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	1,750	1,538
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	350	316
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	100	101
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2033	340	380
[1,3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of SOFR + 1.500%	4.065%	2/1/2046	915	915
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2047	385	383
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	405	405
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	125	141
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.250%	11/1/2055	1,000	1,110
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	100	100
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/2027	165	165
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	100	100
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	9/15/2049	1,075	831
	Denver City & County School District No. 1 GO	3.000%	12/1/2043	425	359
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	150	140
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	50	51
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.125%	12/1/2050	250	251
[6]	Ebert Metropolitan District GO	5.000%	12/1/2043	1,950	2,005
[2]	Grand River Hospital District GO	6.000%	12/1/2043	100	116
[2]	Grand River Hospital District GO	6.000%	12/1/2044	100	115
[2]	Grand River Hospital District GO	6.000%	12/1/2045	100	114
[2]	Gypsum CO Sewer Revenue	4.000%	12/1/2049	135	124
	Montrose CO (Public Works Facility Project) COP	5.000%	12/1/2055	100	103
	Parterre Metropolitan District No. 5 GO	6.125%	12/1/2055	840	882
	Piney Lake Trails Metropolitan District No. 1 GO	5.875%	12/1/2055	2,000	2,015
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2041	125	126
[6]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2039	300	321
[6]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2040	300	321
[6]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2041	350	373
[6]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2042	500	530
[6]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2043	500	528
[6]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2044	500	525
[6]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2045	500	521
	University of Colorado College & University Revenue	5.250%	6/1/2051	250	265
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	520	517
5

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	2,000	2,086
[2]	Westminster Public Schools COP	5.000%	12/1/2043	250	258
					32,109
Connecticut (0.3%)
	Connecticut GO	5.000%	11/15/2034	445	512
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/2045	140	140
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	50	51
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	160	160
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	940	1,027
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	225	241
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	155	164
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	50	41
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	700	744
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	100	100
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.500%	10/1/2055	100	103
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.250%	10/1/2060	100	101
					3,384
Delaware (0.6%)
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	640	640
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	110	113
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	1,665	1,715
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	1,185	1,052
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2051	2,785	2,931
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	6.000%	1/1/2056	1,400	1,539
					7,990
District of Columbia (1.1%)
	District of Columbia College & University Revenue	4.000%	10/1/2042	245	229
	District of Columbia College & University Revenue	5.750%	10/1/2055	500	528
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	425	467
	District of Columbia GO	5.000%	6/1/2042	285	289
	District of Columbia GO	5.000%	8/1/2043	765	838
	District of Columbia GO	5.000%	8/1/2044	115	125
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/2028	100	103
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	100	103
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	150	154
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	100	100
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2031	115	115
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	430	459
	District of Columbia Income Tax Revenue	5.000%	7/1/2038	245	267
	District of Columbia Income Tax Revenue	5.000%	7/1/2047	1,650	1,721
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2033	165	188
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	175	182
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	95	56
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	55	33
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2047	345	349
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2032	290	314
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2041	230	244
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	1,560	1,611
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/2047	440	421
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2051	200	212
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	2,500	2,568
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	1,000	1,068
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	1,280	1,300
					14,044
Florida (4.3%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	1,435	1,103
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	1,055	919
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2056	100	110
[7]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	995	1,079
[7]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	4,090	4,528
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2047	70	71
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	1,000	853
	Broward County FL School District COP	5.000%	7/1/2032	285	306
6

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/2039	250	252
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	130	137
[3]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2041	200	178
[3]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2026	100	100
[3]	Capital Trust Authority Charter School Aid Revenue (Imagine School at West Pasco Project)	6.500%	12/15/2058	100	91
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2030	960	1,039
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	165	182
	Citrus County FL Water & Wastewater System Water Revenue	2.750%	10/1/2035	190	171
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	400	428
	Delray Beach FL Water & Sewer Water Revenue	5.250%	10/1/2055	1,750	1,847
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	950	816
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/2034	260	252
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2039	300	264
[3]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	12/15/2056	600	465
[3]	Florida Development Finance Corp. Charter School Aid Revenue (Imagine School at Broward Project)	5.000%	12/15/2034	50	51
[3]	Florida Development Finance Corp. Charter School Aid Revenue (Imagine School at Broward Project)	5.000%	12/15/2039	205	208
[3]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2040	150	147
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/2057	105	96
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	150	157
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	100	108
	Florida GO	5.000%	6/1/2034	205	235
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2033	365	388
	Florida Higher Educational Facilities Financing Authority College & University Revenue	4.000%	10/1/2037	85	82
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Educational Facilities Ringling College Project)	4.000%	3/1/2047	100	82
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	355	263
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	800	870
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	1,000	1,106
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	435	483
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	1/1/2057	215	241
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	250	251
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	160	161
[3]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.875%	11/15/2064	565	590
[6]	Florida State Board of Governors Florida International University Dormitory Rev Local or Guaranteed Housing Revenue	2.000%	7/1/2041	65	45
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2044	50	52
[3]	Gas Worx Community Development District Special Assessment Revenue	6.000%	5/1/2057	105	107
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	150	150
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.750%	6/1/2041	425	388
	Hallandale Beach FL Utility System Water Revenue	4.000%	8/1/2054	275	244
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	100	109
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2046	150	116
[2]	Hillsborough County FL Miscellaneous Taxes Revenue	3.125%	10/1/2046	475	384
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2051	175	160
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	3.500%	8/1/2055	860	650
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	85	87
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	140	141
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	5.400%	5/1/2055	65	64
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	60	63
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project) PUT	5.000%	4/1/2033	200	221
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project) PUT	5.000%	4/1/2035	295	330
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	195	196
[2]	Marion County School Board COP	5.000%	6/1/2042	575	618
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	255	255
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2047	1,000	1,010
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	85	87
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	100	100
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2045	50	52
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2046	325	325
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	1,750	1,797
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2050	2,625	2,358
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2043	1,000	1,028
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2046	1,570	1,498
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	2,085	1,927
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project)	4.880%	3/1/2046	200	203
7

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2029	525	528
[3]	Miami-Dade County IDA Charter School Aid Revenue	6.250%	6/1/2055	750	761
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2040	50	49
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2048	140	130
[3]	Miami-Dade County IDA Local or Guaranteed Housing Revenue PUT	5.375%	7/1/2036	1,495	1,545
	Miami-Dade County School Board COP	5.000%	2/1/2030	250	250
[2]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/2045	50	40
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2036	260	261
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	105	106
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	460	461
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	145	147
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	10/1/2056	200	191
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	50	50
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2050	355	371
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	3,235	3,261
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2044	430	345
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2035	150	160
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue	2.800%	2/1/2027	300	299
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	2/1/2029	435	434
	Palm Beach County School District COP	5.000%	8/1/2038	240	258
[2]	Palm Beach County School District COP	5.000%	8/1/2041	725	774
[6]	Pasco County School Board COP	5.000%	8/1/2039	100	103
[2]	Pasco County School Board COP	5.000%	8/1/2046	175	182
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	195	164
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/2052	1,225	1,068
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/2033	105	105
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/2037	125	115
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	475	538
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	180	195
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/2055	965	788
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,100	3,101
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2037	80	80
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2045	3,195	2,919
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/2055	95	94
[3]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/2029	415	417
					56,065
Georgia (2.0%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2044	220	220
	Atlanta GA Airport Customer Facility Charge Port, Airport & Marina Revenue	5.500%	7/1/2050	1,000	1,075
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	100	100
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	100	100
[2]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	110	101
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	500	501
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	235	239
	Burke County Development Authority Electric Power & Light Revenue PUT	2.900%	8/21/2029	125	124
	Canton GA Water & Sewerage Water Revenue	2.000%	5/1/2050	155	85
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	750	752
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	3.000%	7/1/2041	25	21
[3]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	6.250%	6/1/2055	500	516
[3]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	6.250%	6/1/2064	500	512
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	450	391
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	125	125
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2044	100	103
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2045	1,685	1,787
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.125%	12/1/2034	50	50
[7]	Development Authority for Fulton County Recreational Revenue	5.000%	3/15/2033	810	903
	Fulton County Development Authority College & University Revenue	5.250%	6/1/2051	3,000	3,126
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2042	175	177
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/2047	3,975	3,048
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	2.500%	2/15/2051	225	142
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2035	350	355
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2042	105	106
8

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	3.350%	12/1/2041	80	73
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.700%	12/1/2055	250	249
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	12/1/2055	225	254
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	80	82
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2049	100	101
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2035	80	78
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	12/1/2033	500	526
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	150	157
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2049	200	205
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	540	541
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	585	593
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	1,000	1,014
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	210	219
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	305	310
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	115	122
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	1,315	1,381
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	1,000	1,059
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	1,000	1,055
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	220	234
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	150	160
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	400	428
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	750	807
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	100	107
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	535	566
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	50	51
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2039	225	237
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2045	55	50
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2048	100	103
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	300	299
					25,720
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	75	79
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2042	60	63
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	100	103
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	100	103
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	100	104
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	100	107
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	125	134
					693
Hawaii (0.1%)
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2056	1,500	1,656
	Honolulu HI City & County GO	5.000%	9/1/2040	65	67
					1,723
Idaho (0.3%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	4.375%	3/1/2053	100	95
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2035	165	183
[2]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2051	550	589
[2]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2057	2,850	3,035
					3,902
Illinois (6.5%)
[2]	Adams County School District No. 172 GO	5.000%	2/1/2034	660	736
	Chicago Board of Education (Series 2015C Bonds Project) GO	5.250%	12/1/2035	15	15
	Chicago Board of Education (Series 2015C Bonds Project) GO	5.250%	12/1/2039	915	907
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	210	213
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2036	100	101
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2036	1,270	1,286
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2037	2,800	2,829
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2037	180	181
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2038	500	504
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2042	1,700	1,702
[5]	Chicago Board of Education GO	0.000%	12/1/2026	250	245
[2]	Chicago Board of Education GO	5.000%	12/1/2027	800	823
[2]	Chicago Board of Education GO	5.000%	12/1/2027	100	103
[2]	Chicago Board of Education GO	5.000%	12/1/2028	100	105
	Chicago Board of Education GO	5.000%	12/1/2029	100	103
	Chicago Board of Education GO	5.000%	12/1/2030	150	154
9

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/2035	300	303
	Chicago Board of Education GO	5.000%	12/1/2036	500	500
	Chicago Board of Education GO	5.000%	12/1/2036	300	303
	Chicago Board of Education GO	5.000%	12/1/2040	1,000	988
	Chicago Board of Education GO	6.000%	12/1/2041	1,000	1,080
	Chicago Board of Education GO	5.000%	12/1/2042	430	417
	Chicago Board of Education GO	6.000%	12/1/2042	760	816
	Chicago Board of Education GO	6.000%	12/1/2042	1,000	1,074
	Chicago Board of Education GO	6.000%	12/1/2043	880	939
	Chicago Board of Education GO	6.000%	12/1/2044	415	439
	Chicago Board of Education GO	5.000%	12/1/2047	100	90
	Chicago Board of Education GO	5.750%	12/1/2050	1,000	992
	Chicago Board of Education GO	6.250%	12/1/2050	755	793
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2055	1,000	1,037
	Chicago IL GO	5.000%	1/1/2027	185	186
	Chicago IL GO	5.000%	1/1/2028	155	158
	Chicago IL GO	0.000%	1/1/2032	75	60
	Chicago IL GO	4.000%	1/1/2032	75	74
	Chicago IL GO	5.000%	1/1/2033	985	1,017
	Chicago IL GO	5.000%	1/1/2034	240	248
	Chicago IL GO	5.000%	1/1/2034	500	523
	Chicago IL GO	4.000%	1/1/2035	360	348
	Chicago IL GO	4.000%	1/1/2035	1,000	967
	Chicago IL GO	4.000%	1/1/2035	150	145
	Chicago IL GO	5.500%	1/1/2043	55	56
	Chicago IL GO	5.000%	1/1/2044	150	147
	Chicago IL GO, ETM	5.000%	1/1/2028	75	78
[5]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2027	100	98
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2034	1,000	1,013
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2036	300	328
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2039	235	253
[6]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2042	280	301
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	335	369
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2035	445	486
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	205	207
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	85	86
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	275	284
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	1,500	1,566
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2061	1,500	1,554
[6]	Chicago Park District GO	5.000%	1/1/2039	100	105
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	100	109
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	270	277
[6]	Cook County Community College District No. 508 GO	5.500%	12/1/2051	2,500	2,653
[6]	Cook County Community College District No. 508 GO	5.500%	12/1/2055	2,500	2,638
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	4.250%	12/1/2047	350	344
	Cook County IL GO	5.000%	11/15/2031	1,000	1,011
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	75	79
	Cook County School District No. 63 East Maine GO	4.000%	12/1/2030	750	761
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	3.000%	1/1/2035	110	105
[2]	Fulton Mason Knox Schuyler Etc Counties Community College District No. 534 GO	4.500%	12/1/2034	1,500	1,521
[6]	Grand Prairie Water Commission Water Revenue	5.250%	1/1/2050	1,000	1,051
[6]	Grand Prairie Water Commission Water Revenue	5.250%	1/1/2055	1,000	1,036
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2030	265	289
[6]	Hoffman Estates Park District GO	5.000%	12/1/2030	120	126
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	60	60
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2028	75	77
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	160	175
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	105	115
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2037	100	89
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2041	180	183
	Illinois Finance Authority College & University Revenue	5.000%	5/15/2043	65	70
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2044	480	496
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2045	100	108
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	500	507
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	100	101
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	975	951
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	700	728
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	300	297
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	150	152
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/2039	100	89
10

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/2039	220	192
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	245	247
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2042	200	204
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2047	180	183
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2051	525	528
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2052	115	116
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	4/1/2056	615	646
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	200	218
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	180	201
[1]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.150%	3.691%	11/1/2034	225	225
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	265	269
	Illinois Finance Authority Water Revenue	5.000%	7/1/2033	160	162
	Illinois Finance Authority Water Revenue	4.000%	7/1/2039	50	50
	Illinois GO	5.000%	6/1/2026	145	145
	Illinois GO	5.000%	5/1/2029	180	187
	Illinois GO	5.000%	3/1/2031	210	228
	Illinois GO	5.000%	5/1/2032	95	105
	Illinois GO	5.000%	12/1/2032	50	55
	Illinois GO	4.000%	12/1/2034	500	505
	Illinois GO	5.000%	5/1/2035	100	108
	Illinois GO	5.000%	5/1/2036	1,890	2,037
	Illinois GO	5.250%	3/1/2037	250	271
	Illinois GO	5.000%	5/1/2037	60	64
	Illinois GO	4.000%	7/1/2037	560	555
	Illinois GO	5.250%	5/1/2039	50	54
	Illinois GO	5.000%	5/1/2040	30	31
	Illinois GO	5.500%	10/1/2040	725	788
	Illinois GO	5.000%	5/1/2041	150	160
	Illinois GO	4.000%	10/1/2043	200	188
	Illinois GO	4.000%	10/1/2048	1,250	1,118
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	4/1/2030	60	55
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.100%	2/1/2035	65	62
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	4/1/2042	2,680	2,663
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	4/1/2056	2,000	2,264
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	10/1/2056	370	420
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.500%	10/1/2056	1,180	1,355
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2027	50	50
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/2028	50	50
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	190	189
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	150	149
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	100	100
	Illinois Sales Tax Revenue	5.000%	6/15/2035	210	233
	Illinois Sales Tax Revenue	5.000%	6/15/2040	155	167
	Illinois Sales Tax Revenue	5.000%	6/15/2041	2,000	2,171
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	115	115
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2038	535	597
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	125	125
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	380	381
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	1,035	1,059
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	110	117
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	125	129
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	815	849
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	4,945	4,669
[2]	Illinois State University College & University Revenue	5.000%	4/1/2037	50	51
[6]	Joliet IL Waterworks & Sewerage Water Revenue	5.250%	1/1/2050	2,000	2,088
	Knox Warren Etc Counties Community College District No. 518 Carl Sandburg GO	5.000%	12/1/2035	340	340
	Lake County IL Water & Sewer System Water Revenue	2.000%	12/1/2032	990	868
	Lincoln Land Community College District No. 526 GO	4.000%	12/15/2044	750	716
[2]	Macon County School District No. 61 Decatur GO	5.000%	12/1/2040	250	257
	McHenry & Lake Counties Community High School District No. 155 Crystal Lake GO	4.000%	6/30/2043	785	763
	McHenry & Lake Counties Community High School District No. 155 Crystal Lake GO	4.000%	6/30/2044	860	823
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2030	30	26
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	25	21
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	200	153
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/2036	225	244
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	85	56
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2029	175	158
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	500	501
[6]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2031	450	482
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	780	796
11

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2029	100	105
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	100	110
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	110	120
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	235	262
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	100	105
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	120	122
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2039	420	458
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	125	128
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/2043	410	421
[6]	University of Illinois Board of Trustees College & University Revenue	3.000%	4/1/2036	60	56
					84,672
Indiana (1.3%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	220	238
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	1,000	1,063
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/2042	745	806
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2034	215	233
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2035	225	244
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2036	215	231
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2031	800	871
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2032	440	484
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2033	450	499
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2034	475	530
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2035	500	559
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	100	103
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	180	183
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	135	150
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	100	100
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2060	100	97
	Indiana Finance Authority Sewer Revenue	5.250%	10/1/2042	10	11
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	6.500%	7/1/2055	1,730	1,942
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Flats on 14th Project) PUT	2.750%	4/1/2028	100	99
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	130	130
[2]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	70	76
	Indiana University College & University Revenue	5.000%	6/1/2044	4,000	4,060
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	555	576
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	1/15/2045	110	115
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/2047	255	238
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	100	102
	St. Joseph County IN College & University Revenue (Saint Mary's College Project)	5.000%	4/1/2033	2,690	2,824
[6]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	50	55
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	160	166
					16,785
Iowa (0.3%)
[6,7]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2035	500	564
[6,7]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2036	180	201
[6,7]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2038	195	215
[6,7]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2045	200	211
[6,7]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2046	100	105
[6,7]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.250%	1/1/2051	1,500	1,566
	Guthrie County Hospital Health, Hospital, Nursing Home Revenue BAN	4.500%	2/1/2029	100	100
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	250	198
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2051	315	311
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	5.000%	12/1/2046	210	210
	Iowa Higher Education Loan Authority College & University Revenue (University of Dubuque Project)	6.000%	10/1/2055	500	520
					4,201
Kansas (0.3%)
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	65	71
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	200	207
	Manhattan KS Health, Hospital, Nursing Home Revenue	2.750%	6/1/2046	65	46
	Manhattan KS Health, Hospital, Nursing Home Revenue	3.600%	6/1/2047	40	31
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	100	101
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/2041	50	45
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	3/1/2054	1,120	1,194
	Wamego KS Industrial Revenue	3.500%	4/15/2032	1,500	1,491
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/2030	150	150
					3,336
12

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kentucky (1.5%)
	Breckinridge County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	3/1/2046	2,000	1,892
	Kentucky Bond Development Corp. College & University Revenue	4.500%	6/1/2048	70	65
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	135	149
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	200	200
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	155	164
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	255	264
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	85	88
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	65	66
	Kentucky Economic Development Finance Authority Telecom Revenue	5.000%	1/1/2045	200	200
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2026	240	241
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	5/1/2032	520	549
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	4,015	4,093
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	5/1/2036	1,000	1,063
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	225	227
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	3,090	3,269
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	1,155	1,212
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	100	107
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	840	890
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2030	235	258
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	100	104
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2037	185	170
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.250%	5/15/2042	1,000	740
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	170	138
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	90	79
	Louisville/Jefferson County Metropolitan Government GO	5.000%	11/1/2034	205	237
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	110	111
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	140	141
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	500	529
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	1,055	1,115
	University of Kentucky College & University Revenue	5.250%	4/1/2050	500	525
					18,886
Louisiana (1.1%)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	275	314
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	100	102
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	200	195
[2]	Louisiana Office Facilities Corp. Lease (Appropriation) Revenue	5.250%	7/1/2050	1,500	1,575
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2029	305	321
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2031	100	107
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2046	25	25
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.000%	10/1/2026	65	65
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.000%	10/1/2028	50	52
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	4.000%	10/1/2051	1,500	1,236
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.250%	10/1/2053	5,000	4,923
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	510	547
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	390	411
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	5/15/2047	2,020	1,492
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2035	500	507
	New Orleans LA GO	5.000%	12/1/2036	990	1,024
	New Orleans LA GO	5.000%	12/1/2037	110	115
	New Orleans LA GO	5.000%	12/1/2041	100	102
[6]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	60	62
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2040	100	110
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	455	454
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	110	110
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	50	50
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2036	375	415
					14,314
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	85	87
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2027	15	15
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	325	358
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	255	282
[7]	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2056	375	421
					1,163
13

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland (1.3%)
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2041	410	413
	Chestertown MD College & University Revenue (Washington College Project)	6.500%	3/1/2055	2,500	2,538
[8]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.150%	7/1/2040	100	76
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.350%	2/1/2044	150	148
[8]	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	4.700%	7/1/2046	6,500	6,514
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	3/1/2056	400	448
[7]	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	580	651
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	250	251
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	35	36
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	415	443
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	195	218
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	500	564
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2035	1,000	1,149
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	250	283
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	250	282
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	5/15/2047	170	145
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	1,500	1,567
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2051	680	569
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2033	380	416
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	235	241
[8]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	3.850%	7/1/2034	400	409
					17,361
Massachusetts (4.0%)
	Attleboro MA GO	2.000%	11/1/2035	415	349
	Boston Water & Sewer Commission Water Revenue	3.000%	11/1/2041	2,000	1,766
	Boston Water & Sewer Commission Water Revenue	3.000%	11/1/2046	7,000	5,737
	Commonwealth of Massachusetts GO	2.000%	3/1/2034	1,025	907
	Commonwealth of Massachusetts GO	2.000%	9/1/2038	1,070	848
	Commonwealth of Massachusetts GO	5.000%	9/1/2038	1,000	1,040
	Commonwealth of Massachusetts GO	2.000%	9/1/2040	1,650	1,248
	Commonwealth of Massachusetts GO	3.625%	5/1/2043	200	189
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	85	89
	Commonwealth of Massachusetts GO	5.000%	11/1/2045	205	215
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2034	260	298
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2043	50	53
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2047	11,000	11,132
[6]	Easton MA GO	4.125%	3/1/2053	840	784
	Everett MA GO	2.000%	1/15/2035	80	68
	Framingham MA GO	2.000%	12/15/2040	545	406
	Gardner MA GO	2.000%	12/15/2038	335	258
	Lynnfield MA GO	4.000%	2/1/2047	1,000	956
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	440	449
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	150	154
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	365	373
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	200	201
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	650	655
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2032	500	508
	Massachusetts Development Finance Agency College & University Revenue	4.125%	10/1/2032	205	193
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	60	59
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2033	100	101
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	100	94
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	350	336
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	525	527
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2038	100	109
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	100	95
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2040	130	131
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2040	250	250
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2041	100	88
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2042	450	458
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	150	133
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/2044	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2045	65	62
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	85	71
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2047	275	265
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	250	194
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	220	163
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	95	97
14

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	100	105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	125	135
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2034	20	19
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	100	111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.375%	7/1/2036	110	103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	170	170
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	25	24
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	25	27
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	935	942
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	140	153
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	1,000	1,063
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	205	178
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	170	170
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	250	250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	100	108
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	100	107
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	100	106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	650	685
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/2054	100	94
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	2,000	2,146
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	1,875	2,010
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	6,000	5,965
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2031	290	291
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	25	24
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	25	22
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2039	150	147
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2029	585	586
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	1,440	1,441
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2045	180	146
	Massachusetts State College Building Authority College & University Revenue (Community College Program)	4.125%	5/1/2050	250	235
	Millis MA GO	2.000%	4/15/2041	100	69
	Nauset MA Regional School District GO	4.000%	5/15/2049	265	249
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2048	95	89
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2054	325	294
	Quincy MA BAN GO	5.000%	7/24/2026	620	623
	Tisbury MA GO	3.000%	8/15/2047	275	214
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2030	175	175
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2040	565	566
[2]	Worcester MA GO	4.000%	2/15/2047	315	298
					52,349
Michigan (2.7%)
[9]	Detroit City School District GO	5.000%	5/1/2040	1,175	1,237
	Detroit MI GO	5.000%	4/1/2030	75	77
	Detroit MI GO	5.000%	4/1/2035	175	186
	Detroit MI GO	5.500%	4/1/2037	300	320
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2046	8,420	8,432
[9]	Jenison Public Schools GO	5.000%	5/1/2043	500	524
	Kent Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	1,000	956
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	100	110
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,335	1,366
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	170	170
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	100	100
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/2033	835	808
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	115	118
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2037	55	59
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	130	133
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	825	852
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,000	2,084
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2041	320	321
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2049	3,180	2,303
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/2057	105	108
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	275	275
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal swap Index Yield + 0.750%	4.370%	4/15/2047	500	499
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/2047	1,000	1,046
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	325	327
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2050	1,980	2,080
15

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	100	107
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	145	160
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.700%	10/1/2054	290	288
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	245	268
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	3,000	3,301
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2056	1,110	1,233
	Michigan State University College & University Revenue	3.000%	8/15/2042	140	121
	Northern Michigan University College & University Revenue	5.500%	6/1/2050	1,645	1,753
	Southfield MI GO	3.000%	5/1/2036	100	95
[9]	Troy MI School District GO	5.000%	5/1/2055	2,150	2,221
[9]	Walled Lake Consolidated School District GO	5.000%	5/1/2044	140	144
	Wayne State University College & University Revenue	5.250%	11/15/2055	200	209
					34,391
Minnesota (1.4%)
	Metropolitan Council GO	5.000%	3/1/2034	345	397
	Minneapolis MN GO	3.500%	12/1/2041	625	595
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	400	411
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	825	705
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	1,220	1,312
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	7/1/2030	145	134
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	35	35
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2053	115	122
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2056	215	237
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	205	230
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2035	5,000	5,194
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	675	685
[1]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.432%	12/1/2052	200	200
	Robbinsdale Independent School District No. 281 GO	2.000%	2/1/2036	835	681
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,000	2,261
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	235	267
	Rochester MN Health, Hospital, Nursing Home Revenue	4.375%	11/15/2053	450	441
[7]	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2035	525	596
[7]	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2036	225	254
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2046	2,860	2,861
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	200	206
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	100	111
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	160	147
					18,082
Mississippi (0.3%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	125	125
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	295	293
	Mississippi Development Bank Special Obligation Revenue	3.000%	3/1/2029	80	76
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2029	575	603
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	6.250%	12/1/2055	500	559
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	250	257
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2055	1,000	1,023
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2030	300	317
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	60	61
	Warren County MS Industrial Revenue	4.000%	9/1/2032	100	102
					3,416
Missouri (0.9%)
	Kansas City MO GO	2.000%	2/1/2039	1,000	756
	Kansas City MO GO	5.000%	2/1/2044	600	650
	Kansas City MO School District COP	5.000%	4/1/2041	100	109
	Kansas City MO School District COP	5.000%	4/1/2042	100	109
	Kansas City MO Special Obligation Revenue (Missouri Project)	5.500%	4/1/2050	500	543
	Kansas City MO Special Obligation Revenue (Missouri Projects)	5.000%	4/1/2044	3,500	3,763
	Kansas City MO Special Obligation Revenue (Missouri Projects)	5.000%	4/1/2045	2,000	2,130
	Kansas City MO Special Obligation Revenue (Missouri Projects)	5.000%	4/1/2046	2,065	2,179
	Missouri Health & Educational Facilities Authority College & University Revenue	4.000%	5/1/2036	25	24
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	225	225
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	100	100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	190	198
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	11/15/2047	115	97
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	150	136
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2054	15	15
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2042	40	41
16

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	195	195
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	150	156
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2044	50	52
					11,478
Montana (0.3%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	195	195
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2054	830	894
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2056	460	505
	Montana Board of Housing Local or Guaranteed Housing Revenue (Hidden Creek 4 Project) PUT	3.050%	5/1/2029	100	100
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2055	100	104
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	100	106
[7]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2036	1,845	2,044
					3,948
Multiple States (0.3%)
[1,4]	Freddie Mac Multifamily ML Certificates	4.326%	8/25/2041	124	126
[4]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.270%	10/25/2040	615	618
[4]	Freddie Mac Pool	3.790%	7/1/2040	3,877	3,694
					4,438
Nebraska (1.0%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	250	261
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	675	710
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	500	535
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	115	116
	Gretna Public Schools GO	5.000%	6/15/2042	825	854
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.500%	3/1/2041	2,500	2,783
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	3/1/2055	140	156
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	300	332
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	235	236
	Omaha Public Facilities Corp. Lease (Non-Terminable) Revenue	5.250%	4/15/2066	6,000	6,292
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	80	75
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	975	1,021
	Sarpy County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	3.000%	5/15/2046	265	217
					13,588
Nevada (0.3%)
	Carson City NV GO	3.000%	11/1/2041	590	514
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2030	75	76
	Clark County NV GO	5.000%	12/1/2030	210	223
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	1,675	1,719
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2049	750	682
	Nevada GO	2.000%	5/1/2041	150	108
	Nevada Housing Division Local or Guaranteed Housing Revenue	3.500%	4/1/2051	525	524
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/2052	345	360
	Nevada System of Higher Education COP	3.375%	7/1/2044	105	91
[6]	North Las Vegas NV GO	3.000%	6/1/2037	120	110
					4,407
New Hampshire (0.8%)
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue PUT	4.150%	10/1/2034	598	598
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	225	248
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2055	1,000	985
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	1,000	1,034
[3]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	70	70
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/2036	949	964
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	100	100
[1]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.167%	1/20/2041	198	192
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.794%	2/20/2041	1,116	1,107
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.824%	11/20/2042	392	366
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	100	103
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	100	102
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.125%	3/1/2036	330	323
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	3/1/2036	189	187
	New Hampshire Business Finance Authority Revenue	4.000%	10/15/2035	997	985
	New Hampshire Business Finance Authority Revenue (Medical Center Hospital Projects)	6.000%	11/1/2055	1,000	948
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	185	190
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	105	113
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	65	66
17

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2057	1,425	1,618
					10,299
New Jersey (1.7%)
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	5.000%	7/15/2032	370	387
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2038	545	535
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2030	150	151
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/2046	2,735	2,737
	Middlesex County NJ COP	5.000%	10/15/2031	50	54
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	405	405
[6]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	140	139
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2043	5,475	5,644
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	755	766
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2039	2,500	2,536
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2044	500	515
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2047	1,565	1,588
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2030	50	48
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	90	88
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	500	485
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2041	460	414
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye Inc. 2017 Project)	5.000%	6/1/2032	160	164
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2038	1,250	988
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	310	221
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2047	150	114
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	125	91
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	845	855
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	50	51
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	145	145
[1]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.820%	5/1/2048	100	100
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	100	93
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2029	200	212
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	1,295	1,335
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	230	259
[6]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	50	31
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	100	110
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	100	111
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	100	112
	Passaic County NJ GO	2.000%	11/1/2031	130	119
	Woodbridge NJ GO	3.000%	3/1/2036	800	749
					22,352
New Mexico (0.2%)
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	100	102
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	2.700%	7/1/2040	85	72
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/2053	85	86
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	1.500%	1/1/2030	95	88
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	9/1/2026	135	135
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	1,560	1,658
					2,141
New York (13.1%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2050	1,720	1,809
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2050	770	545
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2037	70	74
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2056	100	75
	Build NYC Resource Corp. Miscellaneous Revenue (Urban Resource Institute Project)	5.500%	12/1/2056	100	105
	Chautauqua County Capital Resource Corp. Electric Power & Light Revenue (NRG Energy Project) PUT	4.250%	4/3/2028	100	102
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2043	1,910	1,969
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	210	187
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	895	847
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	95	101
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	1,425	1,367
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2047	1,015	769
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	190	142
18

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	400	299
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2039	80	89
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2041	345	379
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2053	20	21
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2050	1,650	1,206
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	330	336
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.500%	12/1/2055	225	232
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2056	285	287
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	780	791
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	4,755	4,809
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	4,260	4,292
	Ithaca NY BAN GO	4.250%	2/12/2027	100	101
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	150	151
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	830	831
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	180	182
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	90	98
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	300	324
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	570	634
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/2037	200	181
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	470	483
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	150	142
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	1,000	1,078
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	165	153
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	1,665	1,526
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	255	255
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	100	89
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	175	158
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	1,000	878
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/2037	110	105
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/2040	70	56
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2041	100	75
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/2045	100	74
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.050%	11/1/2049	170	127
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/2055	1,000	653
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/2059	1,000	749
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	100	101
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	140	141
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	255	255
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	165	166
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	55	56
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	100	102
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	1,480	1,472
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/2038	185	142
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	1,035	811
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	490	457
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	20	15
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	105	76
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	100	118
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	750	837
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	960	1,020
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	600	497
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	135	143
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	550	429
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	2,090	2,115
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	60	63
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	170	144
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,500	1,134
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	525	476
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2054	260	245
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	2,000	2,065
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	500	527
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	2,000	2,111
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	5,000	5,289
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	3,345	3,460
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	565	581
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	1,850	1,913
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	105	91
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	200	208
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	1,000	1,135
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2034	115	117
19

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	280	259
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	1,000	1,147
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	205	224
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2036	250	234
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	270	298
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	280	310
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	565	620
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	55	55
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	385	426
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	470	522
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	375	414
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	2,120	2,280
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2040	100	111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	125	130
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	275	303
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	320	353
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	85	89
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	100	111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	65	71
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	160	173
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	255	281
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	500	505
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	100	109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	800	810
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	80	86
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	295	322
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	155	166
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	1,000	962
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	105	113
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	100	109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	75	81
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	100	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	100	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	1,030	1,044
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	1,850	1,742
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	380	408
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2046	335	313
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	100	106
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	300	318
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2049	100	108
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	865	642
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	4,000	4,117
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.125%	11/1/2053	100	92
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2038	275	290
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2029	50	44
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2032	80	63
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2038	100	59
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	890	916
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/2037	85	100
[3]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/2044	1,000	1,001
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	675	637
[6]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	270	210
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	90	69
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	110	80
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.250%	10/1/2056	615	689
	New York NY GO	5.000%	8/1/2029	430	432
	New York NY GO	5.000%	8/1/2032	385	423
	New York NY GO	5.000%	4/1/2033	1,000	1,037
	New York NY GO	5.000%	12/1/2033	400	404
	New York NY GO	5.000%	8/1/2035	755	863
	New York NY GO	5.000%	2/1/2036	1,500	1,719
	New York NY GO	5.000%	8/1/2036	100	115
	New York NY GO	5.000%	2/1/2037	185	211
	New York NY GO	5.000%	8/1/2037	200	221
	New York NY GO	5.000%	2/1/2038	100	113
	New York NY GO	5.000%	4/1/2038	400	442
	New York NY GO	5.000%	2/1/2039	140	157
	New York NY GO	5.000%	3/1/2039	780	800
	New York NY GO	5.000%	3/1/2039	520	571
20

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/2039	340	356
	New York NY GO	5.000%	4/1/2040	1,145	1,174
	New York NY GO	5.000%	8/1/2041	265	292
	New York NY GO	5.000%	12/1/2041	480	483
	New York NY GO	5.000%	2/1/2042	1,095	1,194
	New York NY GO	5.000%	3/1/2042	140	147
	New York NY GO	5.000%	8/1/2042	10	10
	New York NY GO	5.000%	8/1/2042	120	131
	New York NY GO	5.000%	10/1/2042	1,105	1,151
	New York NY GO	5.000%	4/1/2043	120	122
	New York NY GO	5.000%	4/1/2043	4,205	4,515
	New York NY GO	5.000%	8/1/2043	330	342
	New York NY GO	5.000%	8/1/2043	175	182
	New York NY GO	5.000%	8/1/2043	130	141
	New York NY GO	5.000%	3/1/2044	135	141
	New York NY GO	5.000%	8/1/2044	545	588
	New York NY GO	5.000%	12/1/2044	1,520	1,556
[6]	New York NY GO	5.000%	12/1/2044	1,000	1,025
	New York NY GO	5.250%	2/1/2045	1,310	1,428
	New York NY GO	5.000%	4/1/2045	410	416
	New York NY GO	5.000%	8/1/2045	205	219
	New York NY GO	3.000%	8/1/2050	500	365
	New York NY GO	5.250%	10/1/2055	2,305	2,405
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	3,500	2,566
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2052	510	464
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	560	608
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	525	575
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2034	100	112
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2035	1,000	1,110
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	100	113
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	75	78
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	305	297
[10]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	550	639
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	105	106
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	55	56
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2036	500	504
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	50	46
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	115	119
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	70	72
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/2033	495	441
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	150	157
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	150	113
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	100	106
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.125%	11/15/2055	300	299
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	395	396
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	180	183
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	1,500	1,504
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	155	169
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	100	111
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	5,000	5,072
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	100	109
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	50	52
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	1,000	731
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	115	122
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	1,075	1,110
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	195	210
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	250	260
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	2,500	2,572
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	1,095	1,109
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	5,170	5,302
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	365	386
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	470	500
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	100	102
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	215	219
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	6,235	6,348
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	100	100
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2039	50	42
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/2040	105	84
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/2051	165	113
21

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	55	55
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	100	100
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	75	75
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	25	25
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	495	495
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	1,000	1,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	110	110
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	5/1/2030	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	1,005	1,009
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	300	302
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	430	433
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	100	101
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	175	164
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	345	268
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	100	78
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	115	121
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	1,000	925
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2029	145	149
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/2050	100	100
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2040	220	233
	Onondaga County Water Authority Water Revenue	3.000%	9/15/2039	190	173
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/2039	1,075	1,108
[2]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	200	222
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.000%	1/1/2040	145	146
	Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	140	126
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	350	365
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	400	410
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	1,000	1,025
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	520	537
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	345	390
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2040	1,055	1,137
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	165	179
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2045	35	38
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	115	110
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2046	175	187
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2047	335	355
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2048	255	268
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2048	325	348
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	225	202
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2056	1,265	1,122
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	40	40
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2044	900	959
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	90	94
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	8,000	8,290
	Westchester County Local Development Corp. College & University Revenue	4.000%	6/1/2042	130	116
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/2037	450	401
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	250	277
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2056	615	551
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	100	100
					169,981
North Carolina (0.8%)
	Charlotte NC Airport Port, Airport & Marina Revenue	3.000%	7/1/2046	215	169
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	1,000	1,010
	Charlotte NC COP	3.000%	6/1/2039	1,895	1,714
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	30	30
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	150	158
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	50	47
	Durham NC Intergovernmental Agreement Revenue	5.000%	4/1/2037	525	607
	North Carolina Appropriations Revenue	2.000%	3/1/2036	380	318
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	120	119
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	1/1/2030	50	46
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	15	15
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	150	156
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,985	2,055
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	150	152
[7]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.200%	1/1/2056	2,000	1,994
[7]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.125%	1/1/2061	1,300	1,270
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	85	89
22

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 1.050%	3.508%	12/1/2041	275	276
					10,225
North Dakota (0.2%)
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2046	350	301
	Horace ND GO	5.000%	5/1/2032	595	623
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2054	100	108
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	100	109
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	135	148
	North Dakota State Board of Higher Education Local or Guaranteed Housing Revenue	3.250%	4/1/2037	130	126
[2]	University of North Dakota COP	3.000%	6/1/2061	900	603
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2048	30	27
					2,045
Ohio (3.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	30	31
	Akron OH GO	5.000%	12/1/2040	500	537
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2043	150	150
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2044	100	93
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2032	110	121
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2033	110	122
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2034	1,045	1,163
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2035	1,095	1,224
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2036	385	433
	Ashland City School District GO	2.250%	11/1/2045	1,000	647
	Avon Lake City School District GO	5.250%	12/1/2062	3,000	3,126
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	100	102
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	310	298
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	870	796
[7]	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Demorest Townhomes II Project)	4.000%	5/1/2034	185	184
[3]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Brookshire Project)	6.300%	1/1/2046	100	100
[3]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Vivera Rosewood Project)	6.300%	1/1/2046	100	100
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	635	641
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	290	290
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	880	886
[3]	Delaware County Port Authority College & University Revenue (Ohio Wesleyan University Project)	6.250%	8/1/2052	630	669
[6]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2040	500	425
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	555	565
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	2,095	2,112
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	425	338
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2050	500	511
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/2050	1,020	849
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/2050	2,175	1,828
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2055	100	102
	Hilliard OH Income Tax Revenue	5.000%	12/1/2044	550	581
	Kent State University College & University Revenue	5.000%	5/1/2036	155	169
[6]	Lockland Local School District GO	2.375%	12/1/2041	100	76
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	250	216
	Miami University OH College & University Revenue	5.000%	9/1/2041	2,435	2,443
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2040	160	123
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	455	417
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	150	106
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/2033	100	100
	North Ridgeville City School District GO	3.375%	12/1/2047	115	95
	Norwalk City School District GO	5.000%	11/1/2061	250	256
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.875%	1/1/2036	100	100
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	100	99
	Ohio GO	5.000%	11/1/2039	115	129
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	100	104
	Ohio Health, Hospital, Nursing Home Revenue	3.375%	1/1/2038	255	242
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2046	185	166
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/2042	1,000	1,014
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2030	360	374
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	3.750%	4/1/2041	35	30
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2032	345	360
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2044	205	195
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/2031	210	220
23

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	200	203
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	200	210
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	70	75
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	185	201
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/2055	200	200
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	100	110
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	1,445	1,619
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	60	59
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	100	114
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	100	100
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	55	56
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	520
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	140	140
	Sharonville OH Special Obligation Revenue	2.550%	12/1/2044	100	74
[6]	Southwest Licking Local School District (School Facilities Project) COP	3.000%	12/1/2035	65	62
	Springfield-Clark County Career Technology Center GO	5.000%	10/1/2061	400	406
[6]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2065	1,225	1,206
	Toledo OH Water System Water Revenue	5.000%	11/15/2040	55	58
[6]	Trenton OH Special Obligation Revenue	5.250%	12/1/2050	1,000	1,045
[6]	Trenton OH Special Obligation Revenue	5.250%	12/1/2054	1,000	1,038
[6]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2038	1,440	1,275
	University of Akron College & University Revenue	5.000%	1/1/2027	150	150
	University of Akron College & University Revenue	3.125%	1/1/2042	65	54
	University of Akron College & University Revenue, Prere.	3.125%	7/1/2026	40	40
	University of Cincinnati College & University Revenue	5.000%	6/1/2044	565	578
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2055	1,470	1,476
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2062	2,055	2,044
	Wickliffe City School District GO	3.125%	12/1/2043	200	170
	Worthington OH GO	2.000%	12/1/2040	360	263
					39,604
Oklahoma (0.8%)
	Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/2042	125	127
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2038	275	305
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2043	100	106
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2045	100	105
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	130	109
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	150	103
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	65	53
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	155	125
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	285	195
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	220	172
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2045	1,100	1,187
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2046	1,360	1,454
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2050	500	533
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2055	250	264
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2056	3,000	3,186
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2035	200	208
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	6.250%	9/1/2056	300	336
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	6.000%	9/1/2057	195	219
	Oklahoma State University College & University Revenue	3.000%	9/1/2050	690	490
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	1,575	1,694
	Oklahoma Water Resources Board Lease Revenue	2.250%	10/1/2046	95	63
					11,034
Oregon (0.7%)
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/2037	1,850	2,143
	Columbia County School District No. 502 GO	5.000%	6/15/2045	190	198
	Lake Oswego OR GO	5.000%	6/1/2042	2,005	2,128
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	95	101
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2039	75	80
	Oregon GO	5.000%	8/1/2041	1,500	1,506
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	110	110
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	1.450%	1/1/2030	30	28
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Verde Pines Project) PUT	3.100%	2/1/2028	100	100
24

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	535	542
	Oregon State Facilities Authority College & University Revenue (University of Portland Projects)	5.000%	4/1/2045	930	971
[3]	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	500	503
	Portland OR Water System Water Revenue	2.000%	5/1/2044	100	68
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Project)	5.000%	5/15/2044	445	456
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Project)	3.000%	5/15/2049	245	178
	University of Oregon College & University Revenue	5.000%	4/1/2046	100	108
					9,220
Pennsylvania (5.5%)
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	10/15/2027	215	222
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	500	528
[1]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	11/15/2047	470	467
[6,7]	Bensalem Township School District GO	5.000%	6/1/2038	300	330
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.500%	10/1/2054	1,200	1,210
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2046	250	224
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/2053	110	76
	Bucks County IDA Private Schools Revenue (George School Project)	3.000%	9/15/2049	500	371
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	135	138
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/2046	580	451
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/2027	650	654
	Chester County PA GO	5.000%	7/15/2035	1,000	1,127
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2034	2,000	2,016
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	50	51
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2033	1,060	1,133
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2036	1,000	1,071
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.500%	6/1/2051	1,000	1,012
[2,7]	Cumberland Valley School District GO	5.000%	11/15/2053	2,500	2,550
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2031	115	115
[3]	Delaware County PA IDA Charter School Aid Revenue	5.125%	6/1/2046	150	146
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2036	1,000	1,039
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2037	410	424
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2038	440	448
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	210	210
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	115	117
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2035	125	119
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	50	46
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2041	135	119
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2046	40	27
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2048	875	803
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	75	60
	Easton Area School District GO	5.000%	2/1/2031	145	148
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/2036	100	94
[6]	Gateway School District Alleghany County GO	3.000%	10/15/2040	700	600
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2045	2,630	2,646
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program - Juniata College Project)	3.000%	5/1/2033	20	18
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program - Juniata College Project)	3.125%	5/1/2034	100	90
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program - Juniata College Project)	3.500%	5/1/2041	520	429
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	150	151
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	3.250%	11/1/2041	375	311
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	60	54
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2046	275	238
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	50	41
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2027	185	179
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	2,735	2,760
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2048	90	76
[6]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/2055	1,000	697
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2033	195	204
[2]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2044	860	807
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/2046	115	97
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	200	206
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	110	82
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/2049	370	314
25

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2031	540	543
	Northampton County General Purpose Authority College & University Revenue	3.875%	10/1/2045	30	25
	Northampton County General Purpose Authority College & University Revenue (Moravian College Project)	4.125%	10/1/2042	220	201
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	3.125%	8/15/2035	245	230
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	3.250%	5/1/2035	80	71
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2034	730	766
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.375%	10/1/2055	935	925
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2049	345	360
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	100	100
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	500	503
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	160	177
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	695	759
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2036	3,000	3,372
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	2,000	1,520
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	810	623
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.500%	4/15/2050	250	197
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.250%	11/1/2030	70	67
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2034	500	500
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	5/1/2037	575	507
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	11/1/2039	100	92
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2041	775	782
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/2045	70	58
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2047	140	108
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	150	137
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.900%	10/1/2037	200	179
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	4/1/2040	120	108
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	90	93
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	159	169
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	95	103
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,260	1,423
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	3,000	3,402
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	344	391
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2056	3,000	3,361
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	110	110
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	115	117
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2042	885	897
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	3,775	3,851
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	5,990	6,191
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	465	484
[6]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,715	1,791
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2050	1,040	1,070
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2050	200	212
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	100	91
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	100	102
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	645	663
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	6.000%	6/1/2045	180	193
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2047	50	50
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.750%	6/1/2050	725	743
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	6.250%	6/1/2055	225	237
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2043	320	330
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	75	76
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	250	225
[3]	Quakertown General Authority Special Assessment Revenue (Milford Village Project)	6.500%	3/1/2055	200	206
	School District of Philadelphia GO	5.000%	9/1/2030	100	101
[5]	School District of Philadelphia GO	5.000%	6/1/2034	925	1,034
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2031	70	70
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2032	330	362
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2033	250	277
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2034	390	434
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/2038	1,000	1,088
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2047	100	105
[6]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	5/15/2035	310	344
[6]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	5/15/2036	330	366
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	55	58
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	55	56
26

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	50	48
					71,380
Puerto Rico (0.7%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	789	804
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	337	244
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	148	148
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	2,692	2,666
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	1,500	1,403
[5]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/2034	825	826
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	200	213
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	170	163
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	125	118
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	55	49
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	259	233
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	190	159
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	54	42
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,000	989
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2051	1,696	443
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	271	250
					8,750
Rhode Island (0.5%)
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/2033	230	248
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/2035	300	321
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	165	165
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	6/1/2038	400	434
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	370	370
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	795	796
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	100	108
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	1,150	1,151
[2]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2060	1,000	996
[2]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2065	1,250	1,234
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.200%	10/1/2049	140	108
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	185	182
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	310	346
					6,459
South Carolina (1.1%)
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	100	101
	Lexington County SC School District No. 1 GO	3.500%	2/1/2029	400	400
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2035	1,500	1,631
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2045	1,400	1,479
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	365	392
	Patriots Energy Group Natural Gas Revenue	2.250%	6/1/2041	55	39
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.625%	9/1/2050	100	101
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.750%	9/1/2055	100	101
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	420	434
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	645	719
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2038	135	139
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	100	110
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	155	158
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2043	120	122
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	295	323
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	220	247
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue (Sixteenth Floor Obligated Group Projects)	4.000%	12/1/2035	1,455	1,445
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2043	540	524
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2043	585	567
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	30	31
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	185	169
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	65	68
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	5	5
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	15	15
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	75	75
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	160	160
27

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	100	101
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/2032	25	24
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	5	5
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/2045	15	14
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2055	1,495	1,511
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2056	1,840	2,048
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	100	100
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	245	245
	Spartanburg County SC School District No. 3 GO	2.000%	3/1/2044	50	34
	Sumter SC Waterworks & Sewer System Water Revenue	5.000%	12/1/2039	440	441
					14,078
South Dakota (0.5%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	200	216
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	100	107
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	1,500	1,420
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	145	154
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	115	121
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2046	110	115
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	135	143
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	240	262
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2048	40	40
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.500%	11/1/2055	295	333
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	5/1/2056	2,995	3,387
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	155	174
					6,472
Tennessee (1.8%)
	Douglas County Housing Authority Local or Guaranteed Housing Revenue	5.100%	7/1/2044	1,000	1,064
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	405	390
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	125	137
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	700	708
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	1,000	934
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	170	171
[3]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	485	481
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (525 Flats Project)	5.000%	12/1/2064	1,500	1,554
	Memphis TN Memphis Light Gas & Water Division Gas Natural Gas Revenue	5.000%	12/1/2032	115	125
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2039	85	90
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2037	430	434
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	4.000%	10/1/2049	105	86
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2041	50	44
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	300	301
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	240	265
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	850	958
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	220	246
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	520	522
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	145	155
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.350%	12/1/2026	125	125
	Oak Ridge Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	240	240
	Pigeon Forge TN GO	4.000%	6/1/2050	955	877
	Pigeon Forge TN GO	4.000%	6/1/2053	925	834
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	155	168
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	100	106
	Shelby County TN GO	5.000%	4/1/2039	155	172
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	1,115	1,130
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	380	401
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	100	106
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	600	604
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	830	838
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	1,420	1,504
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	2,000	2,137
28

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	850	875
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	150	159
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	60	60
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	35	35
[7]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2057	4,000	4,525
					23,561
Texas (10.8%)
	Alamo Community College District GO	5.000%	8/15/2043	390	423
[11]	Alamo Heights Independent School District GO	4.000%	2/1/2051	500	458
[11]	Aldine Independent School District GO	5.000%	2/15/2042	3,000	3,030
[11]	Aldine Independent School District GO	5.000%	2/15/2045	1,000	1,008
[11]	Allen Independent School District GO	4.625%	2/15/2048	100	102
	Amarillo TX Waterworks & Sewer System Water Revenue	3.250%	4/1/2037	155	150
[11]	Argyle Independent School District GO PUT	4.000%	8/15/2028	115	118
[3]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.750%	6/15/2055	1,500	1,514
[11]	Arlington TX Independent School District GO	5.000%	2/15/2033	130	147
	Arlington TX Water & Wastewater System Water Revenue	4.000%	6/1/2026	100	100
[2]	Aubrey TX GO	4.000%	2/15/2049	350	315
[3]	Aubrey TX Special Assessment Revenue	5.625%	12/31/2055	100	100
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2043	280	305
[6]	Bastrop TX GO	4.000%	8/1/2049	300	274
[6]	Bell County Municipal Utility District No. 1 GO	6.000%	9/1/2031	80	90
	Bexar County Hospital District GO	5.000%	2/15/2033	830	841
[7]	Bexar County Hospital District GO	5.000%	2/15/2035	1,450	1,630
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	80	86
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	400	327
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/2026	70	70
[2]	Brownsville TX Utilities System Water Revenue	5.250%	9/1/2050	1,500	1,582
[2]	Brownsville TX Utilities System Water Revenue	5.250%	9/1/2055	1,500	1,569
[3]	Buda TX Special Assessment Revenue	6.000%	9/1/2055	100	99
[3]	Buda TX Special Assessment Revenue	6.750%	9/1/2055	100	99
	Celina TX GO	2.000%	9/1/2040	895	654
[3]	Celina TX Special Assessment Revenue	4.000%	9/1/2051	1,000	807
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	75	80
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	130	134
[6]	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	1,000	779
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	750	650
	Chambers County TX GO	4.000%	3/1/2054	1,160	1,021
[11]	Cleburne Independent School District GO	5.000%	2/15/2033	120	120
[11]	Cleburne Independent School District GO	3.000%	2/15/2035	100	96
	Colony TX GO	2.000%	2/15/2040	530	394
	Colony TX GO	4.000%	8/15/2044	235	225
	Colony TX GO	4.000%	8/15/2045	330	313
	Comal County TX GO	4.000%	9/1/2047	270	260
[11]	Conroe Independent School District GO	4.000%	2/15/2050	250	230
[11]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	225	249
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2030	100	108
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/2047	975	742
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	2,000	1,795
[11]	Dallas Independent School District GO	5.000%	2/15/2034	1,000	1,137
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.250%	11/1/2050	1,000	1,045
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.250%	11/1/2065	650	670
	Dallas TX GO	5.000%	2/15/2028	445	464
	Dallas TX GO	5.000%	2/15/2030	225	244
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2028	50	50
[3]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	110	110
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2038	1,965	2,089
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2052	200	182
[3]	Denton County TX Special Assessment Revenue	6.125%	12/31/2055	100	103
[11]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	110	110
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2042	85	90
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2050	1,100	999
	EP Cimarron Ventanas PFC Local or Guaranteed Housing Revenue (Home Essential Function Housing Program)	4.125%	12/1/2039	50	50
	EP Forty649 PFC Local or Guaranteed Housing Revenue (Forty649 Apartments Project)	5.000%	1/1/2033	1,810	1,958
	EP Forty649 PFC Local or Guaranteed Housing Revenue (Forty649 Apartments Project)	4.000%	1/1/2037	695	677
	Fort Bend County Industrial Development Corp. Industrial Revenue	4.750%	11/1/2042	60	60
	Fort Bend County TX GO	3.000%	3/1/2043	50	41
	Fort Worth TX Water & Sewer System Water Revenue	3.125%	2/15/2043	250	211
29

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Franklin TX Independent School District GO	4.000%	2/15/2028	150	150
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	4.000%	10/1/2035	860	839
[11]	Garland Independent School District GO	5.000%	2/15/2038	505	555
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2046	500	461
[2]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/2055	175	160
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2036	180	190
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	6,480	6,641
[7]	Grayson County TX Junior College District GO	5.000%	2/15/2051	3,000	3,109
[6]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue	5.000%	10/1/2055	2,000	2,045
	Greater Texoma Utility Authority Water Revenue (Princeton City Project)	3.000%	9/1/2046	50	38
[6]	Greater Texoma Utility Authority Water Revenue (Sherman Project)	5.000%	10/1/2035	85	92
[11]	Greenwood Independent School District GO	4.000%	2/15/2054	500	446
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	530	569
[1]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.470%	7/1/2049	115	115
	Harris County Flood Control District GO	4.000%	9/15/2048	500	462
[2]	Harris County Improvement District No. 14 GO	4.000%	5/1/2034	70	71
[6]	Harris County Municipal Utility District No. 530 GO	2.250%	9/1/2039	75	58
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2032	65	67
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/2050	980	701
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	30	26
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2035	300	334
	Hays County TX GO	2.750%	2/15/2036	50	46
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2032	250	265
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2035	125	131
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	100	95
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	835	780
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2049	1,500	408
[2]	Hidalgo County Regional Mobility Authority Miscellaneous Revenue	3.000%	12/1/2045	1,155	901
	Hidalgo County TX GO	5.000%	8/15/2031	70	73
	Hidalgo County TX GO	5.000%	8/15/2038	70	72
	Hidalgo County TX GO	5.000%	8/15/2050	115	120
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	215	218
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/2034	415	477
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2043	1,025	1,053
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	900	918
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	330	340
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2045	1,205	1,259
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2051	115	102
	Houston TX GO	5.000%	3/1/2038	270	298
	Houston TX GO	5.000%	3/1/2038	50	51
	Houston TX GO	5.250%	3/1/2039	365	402
[2]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2049	260	80
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.250%	9/1/2051	155	162
[2]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	235	250
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	480	504
[2]	Huntsville TX GO	5.000%	2/15/2052	1,505	1,557
[11]	Jarrell Independent School District GO	4.000%	2/15/2054	1,000	904
[11]	Jim Ned Consolidated Independent School District GO	2.000%	2/15/2039	1,045	790
[2]	Kyle TX GO	5.000%	8/15/2050	1,000	1,033
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2038	100	85
	Laredo TX GO	5.000%	2/15/2040	100	108
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2049	800	722
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	115	114
[3]	Lavon TX Special Assessment Revenue	4.125%	9/15/2052	200	163
[11]	Leander Independent School District GO	5.000%	2/15/2034	205	230
[11]	Lewisville Independent School District GO	5.000%	8/15/2038	55	61
[11]	Liberty Hill Independent School District GO	5.000%	2/1/2058	1,500	1,549
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	1,680	1,832
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.000%	5/15/2038	50	44
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	150	152
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2042	975	1,054
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	220	225
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	500	505
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2049	650	574
	Lubbock Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2028	100	99
[11]	Lumberton Independent School District GO	3.000%	2/15/2045	200	160
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	500	503
[10]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	865	899
[11]	Medina Valley Independent School District GO PUT	2.850%	2/15/2029	220	220
30

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Midlothian Independent School District GO	5.000%	2/15/2047	210	211
[11]	Midway Independent School District/McLennan County GO	3.000%	8/15/2037	275	251
[11]	Navarro Independent School District GO PUT	4.000%	2/15/2028	160	163
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	350	308
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	615	617
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	8/15/2049	525	569
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2052	1,000	1,020
[3]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/2056	240	237
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	100	104
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/2055	100	103
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	225	224
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	65	68
[11]	North East TX Independent School District GO	4.000%	8/1/2052	100	90
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/2029	40	41
[2]	North Texas Municipal Water District Intergovernmental Agreement Revenue	5.000%	6/1/2041	55	59
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2042	2,540	2,158
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	835	861
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	3,830	3,912
[11]	Northside Independent School District GO PUT	2.000%	6/1/2027	500	495
[11]	Northwest Independent School District GO	5.000%	2/15/2034	125	140
	NTHP Lakewest Senior Inc. Local or Guaranteed Housing Revenue	5.000%	5/1/2036	1,100	1,183
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2040	380	417
	Pflugerville TX GO	2.125%	8/1/2040	675	506
[2,7]	Pharr TX GO	5.250%	8/15/2055	3,000	3,123
	Plano Independent School District GO	5.000%	2/15/2035	260	288
	Plano TX GO	2.000%	9/1/2038	900	710
[11]	Prosper Independent School District GO	3.000%	2/15/2041	100	88
[11]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	845	920
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/2054	4,045	2,603
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/2054	3,000	2,355
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2027	100	101
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	135	137
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	40	40
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2038	280	309
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	1,555	1,569
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2045	145	150
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2046	180	186
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	105	105
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	250	245
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	110	110
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	100	100
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	940	935
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	400	397
	Seguin TX GO	5.250%	9/1/2059	3,000	3,144
	Seguin TX GO	5.500%	9/1/2059	250	267
[6]	Sheldon Independent School District GO	4.000%	2/15/2053	140	128
	Sherman TX GO	5.000%	8/15/2044	620	665
	Smith County TX GO	5.000%	8/15/2043	80	85
[11]	Spring Branch Independent School District GO	5.000%	2/1/2029	255	272
	Tarrant County College District GO	5.000%	8/15/2038	265	287
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	300	315
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	200	228
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	610	657
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.250%	2/15/2047	335	279
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2047	1,020	918
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	2,725	2,363
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/2054	400	357
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	450	481
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2030	100	109
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	170	188
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	585	643
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2033	215	237
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	200	202
	Temple College GO	3.000%	7/1/2046	255	195
	Texas A&M University College & University Revenue	5.000%	5/15/2033	1,045	1,186
	Texas A&M University College & University Revenue	5.000%	5/15/2039	100	102
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	65	67
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	150	156
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	150	159
31

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	1,800	1,930
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	6,500	6,874
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	125	137
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2036	1,750	1,848
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	565	427
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	100	101
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	2.800%	2/1/2027	245	245
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2043	140	61
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	170	170
	Texas Water Development Board Water Revenue	5.000%	10/15/2043	145	148
	Texas Water Development Board Water Revenue	5.000%	10/15/2045	410	410
	Texas Water Development Board Water Revenue	5.000%	10/15/2049	285	298
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	400	365
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	2,050	2,118
	Texas Woman's University College & University Revenue	5.000%	7/1/2030	200	217
	Texas Woman's University College & University Revenue	5.000%	7/1/2031	140	154
	Texas Woman's University College & University Revenue	5.000%	7/1/2032	100	111
	Texas Woman's University College & University Revenue	5.000%	7/1/2033	120	136
	Travis County Healthcare District GO	2.000%	3/1/2037	50	41
	University of Houston College & University Revenue	3.000%	2/15/2047	1,885	1,437
	University of North Texas System College & University Revenue	5.000%	4/15/2032	1,200	1,223
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2046	805	737
[7,11]	Waller Consolidated Independent School District GO	5.000%	2/15/2039	500	576
[6]	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/2042	1,680	1,391
[11]	West Rusk County Consolidated Independent School District GO	2.000%	2/15/2039	725	568
	Wichita County TX GO	5.000%	9/15/2042	500	508
[11]	Ysleta Independent School District GO	4.000%	8/15/2050	2,500	2,292
					139,522
Utah (1.6%)
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2049	255	235
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2055	1,000	1,071
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	600	645
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	305	324
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	1,320	1,398
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	1,275	1,335
[3,12,13]	Mida Cormont Public Infrastructure District GO, 6.750% coupon rate effective 6/1/2029	0.000%	6/1/2055	600	522
	Morgan County School District (Utah School Bond Guaranty Program) GO	3.000%	8/1/2030	1,245	1,245
	Park City UT Water Revenue	2.000%	12/15/2038	500	379
	Park City UT Water Revenue	2.125%	12/15/2039	700	527
	University of Utah College & University Revenue	5.000%	8/1/2046	170	177
	University of Utah College & University Revenue	4.000%	8/1/2051	510	452
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	3,395	3,397
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	1,155	1,112
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	880	923
	Utah Housing Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2043	100	106
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	100	111
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	150	170
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	230	263
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2056	725	825
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.950%	4/1/2029	250	249
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	100	101
	Utah Infrastructure Agency Intergovernmental Agreement Revenue	5.000%	10/15/2038	70	72
	Utah State University College & University Revenue	2.600%	12/1/2038	100	84
[3]	Verk Industrial Regional Public Infrastructure District Tax Increment/Allocation Revenue	6.625%	9/1/2047	500	531
[3]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	100	102
	Weber Fire District Local Building Authority Lease (Appropriation) Revenue	4.000%	4/1/2043	1,820	1,793
	Weber Fire District Local Building Authority Lease (Appropriation) Revenue	4.000%	4/1/2044	1,760	1,726
	Weber Fire District Local Building Authority Lease (Appropriation) Revenue	4.125%	4/1/2045	1,445	1,418
					21,293
Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2026	100	100
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	400	400
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	11/1/2055	192	211
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	11/1/2056	370	414
	Vermont Housing Finance Agency Revenue Local or Guaranteed Housing Revenue	4.950%	1/1/2043	250	262
	Vermont State University Agricultural College & University Revenue	5.000%	10/1/2043	100	102
					1,489
32

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virgin Islands (0.0%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2034	200	222
Virginia (0.8%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	250	264
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	6/1/2027	140	140
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2027	100	100
	Fairfax County VA Sewer Revenue	5.000%	7/15/2044	235	238
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2029	705	708
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	175	176
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	1/1/2051	2,000	1,425
	Norfolk VA GO	5.000%	9/1/2039	1,270	1,375
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	635	608
	Virginia College Building Authority College & University Revenue	5.000%	9/1/2027	310	312
	Virginia College Building Authority College & University Revenue	4.000%	9/1/2051	320	294
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.125%	3/1/2036	50	43
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2042	170	145
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.550%	12/1/2046	110	78
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.750%	9/1/2060	500	502
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	665	665
	Virginia Resources Authority Lease Revenue	2.000%	11/1/2037	80	63
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2050	205	213
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	2,850	2,425
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2055	255	263
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	215	237
					10,274
Washington (1.8%)
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/2038	325	290
	Energy Northwest Nuclear Revenue	5.000%	7/1/2027	50	50
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	500	525
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	290	321
	Energy Northwest Nuclear Revenue	5.000%	7/1/2040	500	538
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/2032	90	93
	Kent WA GO	5.250%	12/1/2056	2,475	2,625
	King County Public Hospital District No. 2 GO	5.500%	12/1/2050	245	262
	King County Public Hospital District No. 2 GO	5.500%	12/1/2054	330	351
	King County School District No. 401 Highline GO	5.000%	12/1/2032	50	53
	King County School District No. 401 Highline GO	5.000%	12/1/2044	1,920	2,094
	King County School District No. 401 Highline GO	5.000%	12/1/2045	1,900	2,053
	Marysville WA GO	5.000%	12/1/2044	1,250	1,279
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	4/1/2028	900	901
[1]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.870%	5/1/2045	240	239
	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	1,210	1,149
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/2041	115	124
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/2046	340	356
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2030	2,000	2,001
	Vancouver Housing Authority Local or Guaranteed Housing Revenue	5.000%	8/1/2029	100	104
	Washington COP	5.000%	7/1/2043	100	105
	Washington GO	5.000%	7/1/2033	100	114
	Washington GO	5.000%	2/1/2040	225	243
	Washington GO	5.000%	8/1/2040	200	212
	Washington GO	5.000%	6/1/2043	260	275
	Washington GO	5.000%	2/1/2044	180	188
	Washington GO	5.000%	6/1/2044	100	104
	Washington GO	5.000%	8/1/2044	100	106
	Washington GO	5.000%	6/1/2045	165	171
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	70	72
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	250	256
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	620	667
[6]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	650	669
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,000	1,102
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	1,940	1,941
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	70	71
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	225	233
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2042	200	193
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	110	105
[2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	130	138
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	5.000%	5/1/2030	125	127
33

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	150	155
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2043	50	47
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	175	141
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.750%	7/1/2060	200	204
					23,047
West Virginia (0.1%)
	West Virginia GO	5.000%	12/1/2041	150	155
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	100	102
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	155	141
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	6/1/2039	310	279
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/2047	410	322
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	100	102
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/2041	135	143
	West Virginia Water Development Authority Water Revenue	5.000%	10/1/2036	50	50
					1,294
Wisconsin (2.0%)
	Milwaukee WI GO	4.000%	4/1/2031	200	201
	Milwaukee WI GO	5.000%	12/1/2033	500	557
	Mukwonago Area School District GO	4.250%	4/1/2045	500	496
[3]	Public Finance Authority Charter School Aid Revenue	5.750%	6/1/2045	365	367
[3]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2053	100	87
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	7,744	8,019
[3]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	6.000%	6/15/2035	200	206
[3]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	6.500%	6/15/2045	350	353
	Public Finance Authority College & University Revenue	5.000%	6/1/2028	100	103
	Public Finance Authority College & University Revenue	5.000%	6/1/2029	100	103
	Public Finance Authority College & University Revenue	5.000%	6/1/2031	120	126
	Public Finance Authority College & University Revenue	5.125%	4/1/2052	1,895	1,720
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	160	162
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	70	62
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/2061	100	101
[3]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	74	73
	Public Finance Authority Intergovernmental Agreement Revenue PUT	3.625%	6/15/2031	120	119
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2029	115	119
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	50	51
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2034	50	51
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	4.157%	1/20/2041	140	129
	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	6/1/2055	600	603
[6]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.250%	7/1/2055	1,000	1,020
[6]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.250%	7/1/2060	1,000	1,012
[6]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.250%	7/1/2065	1,000	1,009
	Public Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	7/1/2035	265	273
[1,3]	Public Finance Authority Local or Guaranteed Housing Revenue, 67% of SOFR + 1.150%	3.582%	12/1/2068	2,685	2,686
[3]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.750%	12/1/2054	100	101
[2]	Racine Unified School District GO	4.000%	4/1/2045	100	96
	Racine Unified School District Miscellaneous Revenue	4.000%	4/1/2030	1,005	1,028
	Sun Prairie WI Area School District GO	2.000%	3/1/2040	750	569
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.250%	4/1/2052	565	518
	West Allis West Milwaukee School District GO	3.000%	4/1/2039	200	183
[7]	Wisconsin GO	5.000%	5/1/2030	100	107
[7]	Wisconsin GO	5.000%	5/1/2031	100	108
[7]	Wisconsin GO	5.000%	5/1/2032	100	110
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	300	315
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	100	108
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	180	180
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	100	100
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	305	290
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.125%	12/15/2044	315	265
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	100	104
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	100	88
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.125%	12/15/2049	145	110
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/2060	150	151
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.375%	11/1/2039	100	99
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.750%	3/1/2050	675	676
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/2054	85	92
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	155	171
34

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue	4.875%	5/1/2062	145	146
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	465	467
	Wood County WI GO	2.375%	10/1/2041	60	45
					26,035
Wyoming (0.1%)
[2]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/2051	800	717
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	505	560
					1,277
Total Tax-Exempt Municipal Bonds (Cost $1,291,875)					1,299,948
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	1,431	973
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	71	49
Total Taxable Municipal Bonds (Cost $924)					1,022
				Shares
Temporary Cash Investments (1.1%)
Investment Company (1.1%)
[14]	Vanguard Municipal Low Duration Fund (Cost $14,349)	3.451%		1,434,890	14,349
Total Investments (101.7%) (Cost $1,307,148)					1,315,319
Other Assets and Liabilities—Net (-1.7%)					(21,962)
Net Assets (100%)					1,293,357
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $35,064, representing 2.7% of net assets.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Securities with a value of $350 have been segregated as initial margin for open futures contracts.
13	Step bond.
14	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
35

Core Tax-Exempt Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Long U.S. Treasury Bond	June 2026	(37)	(4,175)	30
Ultra Long U.S. Treasury Bond	June 2026	(17)	(1,956)	33
				63

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
8/20/2026	RBC	240	Buy	5-Year MMD AAA General Obligation Scale	2.790%	—	—	—
8/20/2026	MSBNA	140	Buy	5-Year MMD AAA General Obligation Scale	2.840%	1	1	—
						1	1	—
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Core Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,292,799)	1,300,970
Affiliated Issuers (Cost $14,349)	14,349
Total Investments in Securities	1,315,319
Investment in Vanguard	28
Receivables for Investment Securities Sold	290
Receivables for Accrued Income	16,650
Receivables for Capital Shares Issued	7,736
Unrealized Appreciation—Over-the-Counter Swap Contracts	1
Total Assets	1,340,024
Liabilities
Due to Custodian	164
Payables for Investment Securities Purchased	46,435
Payables to Vanguard	62
Variation Margin Payable—Futures Contracts	6
Total Liabilities	46,667
Net Assets	1,293,357
At April 30, 2026, net assets consisted of:

Paid-in Capital	1,280,690
Total Distributable Earnings (Loss)	12,667
Net Assets	1,293,357

Net Assets
Applicable to 17,060,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,293,357
Net Asset Value Per Share	$75.81

See accompanying Notes, which are an integral part of the Financial Statements.
37

Core Tax-Exempt Bond ETF
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1]	19,883
Total Income	19,883
Expenses
The Vanguard Group—Note C
Investment Advisory Services	66
Management and Administrative	453
Marketing and Distribution	25
Custodian Fees	6
Shareholders’ Reports	11
Trustees’ Fees and Expenses	—
Other Expenses	12
Total Expenses	573
Net Investment Income	19,310
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(249)
Futures Contracts	239
Swap Contracts	(14)
Realized Net Gain (Loss)	(24)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(5,336)
Futures Contracts	52
Swap Contracts	(3)
Change in Unrealized Appreciation (Depreciation)	(5,287)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,999
1	Interest income from an affiliated company of the fund was $337. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.
2	Includes $218 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Core Tax-Exempt Bond ETF
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	November 19, 2024[1] to October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,310	9,644
Realized Net Gain (Loss)	(24)	(291)
Change in Unrealized Appreciation (Depreciation)	(5,287)	13,522
Net Increase (Decrease) in Net Assets Resulting from Operations	13,999	22,875
Distributions
Total Distributions	(16,769)	(7,438)
Capital Share Transactions
Issued	698,411	636,401
Issued in Lieu of Cash Distributions	—	—
Redeemed	(54,121)	(1)
Net Increase (Decrease) from Capital Share Transactions	644,290	636,400
Total Increase (Decrease)	641,520	651,837
Net Assets
Beginning of Period	651,837	—
End of Period	1,293,357	651,837
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Core Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	November 19, 2024[1] to October 31, 2025
Net Asset Value, Beginning of Period	$75.97	$75.00
Investment Operations
Net Investment Income[2]	1.523	2.813
Net Realized and Unrealized Gain (Loss) on Investments	(.268)	.333
Total from Investment Operations	1.255	3.146
Distributions
Dividends from Net Investment Income	(1.415)	(2.176)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.415)	(2.176)
Net Asset Value, End of Period	$75.81	$75.97
Total Return	1.67%	4.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,293	$652
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	4.05%	3.99%[3]
Portfolio Turnover Rate[4]	27%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
40

Core Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Core Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2026, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
41

Core Tax-Exempt Bond ETF
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $28,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,299,948	—	1,299,948
Taxable Municipal Bonds	—	1,022	—	1,022
Temporary Cash Investments	14,349	—	—	14,349
Total	14,349	1,300,970	—	1,315,319
Derivative Financial Instruments
Assets
Futures Contracts[1]	63	—	—	63
Swap Contracts	—	1	—	1
Total	63	1	—	64
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
42

Core Tax-Exempt Bond ETF
E.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,307,149
Gross Unrealized Appreciation	13,107
Gross Unrealized Depreciation	(4,873)
Net Unrealized Appreciation (Depreciation)	8,234
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $280,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2026, the fund purchased $880,998,000 of investment securities and sold $253,773,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $51,272,000 and $17,514,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2026	November 19, 2024[1] to October 31, 2025
	Shares (000)	Shares (000)
Issued	9,200	8,580
Issued in Lieu of Cash Distributions	—	—
Redeemed	(720)	—
Net Increase (Decrease) in Shares Outstanding	8,480	8,580
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2026, one shareholder was the record or beneficial owner of 45% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0402 062026
43

Financial Statements
For the six-months ended April 30, 2026
Vanguard Short Duration Tax-Exempt Bond ETF

Contents
Financial Statements	1

Short Duration Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (6.8%)
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/2033	140	140
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	100	103
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/2028	325	336
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/2026	55	56
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Fred Marshall Court Project) PUT	3.150%	6/1/2028	100	100
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Sutton Estates Project) PUT	3.200%	1/1/2029	120	121
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	100	100
	Alabama Public School & College Authority Sales Tax Revenue	3.000%	5/1/2029	175	174
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	100	108
[1]	Alabama State University College & University Revenue	5.000%	9/1/2027	70	72
[2]	Alabama State University College & University Revenue	5.000%	9/1/2028	100	105
[2]	Alabama State University College & University Revenue	5.000%	9/1/2030	100	108
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	95	97
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	450	479
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	560	604
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	375	402
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/2027	60	61
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/2026	50	50
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	250	251
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2027	50	51
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2027	100	102
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2029	150	153
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	100	105
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2032	100	107
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	1,310	1,375
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	400	402
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	1,630	1,642
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	100	100
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2027	100	103
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	12/1/2027	155	159
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2028	100	103
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2028	250	260
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2029	970	1,006
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2030	100	105
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2032	195	203
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2032	300	316
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2033	1,260	1,323
[3]	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2033	710	757
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	190	191
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	165	173
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	1,235	1,283
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	690	721
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	205	215
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	160	170
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	140	148
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/2026	155	156
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	415	417
[4]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.970%	10/1/2052	1,505	1,506
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	570	576
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	590	595
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	550	576
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	1,005	1,068
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	305	328
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	675	716
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	1,600	1,621
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	90	94
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	500	519
[4]	Black Belt Energy Gas District Natural Gas Revenue, 67% of SOFR + 1.400%	3.832%	7/1/2052	250	251
1

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	125	125
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2029	100	103
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	2,000	2,048
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2032	150	157
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	355	381
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	815	870
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	3.000%	2/1/2029	135	134
	Jacksonville Public Educational Building Authority Lease Revenue	4.000%	7/1/2028	50	50
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	75	81
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2029	50	52
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	1,130	1,181
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	2.750%	3/15/2029	100	99
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	100	101
	Montgomery County AL GO	5.000%	3/1/2029	380	391
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	500	538
	Phenix City Industrial Development Board Industrial Revenue (MeadWestvaco Coated Board Project)	3.625%	5/15/2030	100	100
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	375	374
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2028	75	77
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	490	522
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	225	237
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	200	215
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	720	745
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	10/1/2030	1,150	1,229
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2031	245	263
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	1,280	1,295
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/2031	1,065	1,070
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	1,020	1,084
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	1,075	1,112
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	845	888
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	220	232
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	1,260	1,341
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	805	854
	Troy Hospital Health Care Authority Health, Hospital, Nursing Home Revenue	3.125%	3/1/2032	50	48
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	60	61
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	435	438
					41,659
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.150%	6/1/2031	100	92
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2056	100	111
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2028	100	106
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	445	480
					789
Arizona (0.9%)
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	230	230
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	125	136
	Arizona IDA Local or Guaranteed Housing Revenue	3.625%	5/20/2033	155	155
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	100	110
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/2026	300	302
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/2026	150	151
	Arizona IDA Local or Guaranteed Housing Revenue PUT	2.760%	7/1/2029	100	99
	Arizona Lottery Revenue, ETM	5.000%	7/1/2026	50	50
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	190	192
	Glendale IDA College & University Revenue	5.000%	5/15/2030	100	108
	Glendale IDA College & University Revenue	5.000%	5/15/2031	100	109
[2]	Maricopa County Elementary School District No. 8 Osborn (School Improvement Bonds Project of 2017) GO	4.000%	7/1/2033	500	504
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	175	178
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	100	107
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	125	136
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	100	110
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	350	364
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2028	400	415
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	150	161
	Maricopa County IDA Local or Guaranteed Housing Revenue (Marbella Ranch Phase I Project) PUT	2.810%	5/1/2029	410	408
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	100	102
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2029	100	108
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2028	100	100
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	150	151
	Pima County IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	115	123
2

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pima County IDA Local or Guaranteed Housing Revenue PUT	2.710%	4/1/2028	100	99
	Pima County Unified School District No. 1 Tucson GO	5.000%	7/1/2030	200	218
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	200	203
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	300	303
[5]	Sierra Vista IDA Charter School Aid Revenue	5.500%	6/15/2036	100	98
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	115	115
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	100	100
					5,745
Arkansas (0.5%)
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue	5.500%	1/1/2056	100	108
[3]	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.875%	5/15/2027	100	100
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	150	151
	Beaver Water District of Benton & Washington Counties Water Revenue	5.000%	4/15/2032	100	112
	Fort Smith AR Water & Sewer Water Revenue	5.000%	10/1/2031	1,430	1,490
	Fort Smith AR Water & Sewer Water Revenue	5.000%	10/1/2032	215	223
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	250	252
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	60	60
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2032	160	161
	Springdale AR Water & Sewer Water Revenue	4.000%	9/1/2033	75	75
					2,732
California (9.9%)
[2]	Banning Unified School District GO	4.000%	8/1/2032	245	245
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	1,100	1,079
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.870%	4/1/2036	900	903
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2026	325	326
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	1,000	1,063
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	100	105
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2031	100	106
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2032	115	118
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2033	100	106
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	120	131
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	500	539
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2027	200	203
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2031	250	263
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	1,790	1,812
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	120	125
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	1,285	1,341
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	880	932
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	505	551
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	395	417
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	400	423
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	770	817
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	1,385	1,492
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	1,130	1,178
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	2,405	2,460
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	530	555
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	1,020	1,033
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	2,715	2,838
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	2,590	2,614
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	1,215	1,246
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	1,825	1,938
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	500	506
[4]	California Community Choice Financing Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.070%	2/1/2052	150	143
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	80	85
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	160	169
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	100	105
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	80	80
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	55	63
	California GO	5.000%	10/1/2026	120	121
	California GO	5.000%	8/1/2027	150	155
	California GO	5.000%	3/1/2028	100	105
	California GO	5.000%	3/1/2029	160	171
	California GO	5.000%	8/1/2029	95	98
	California GO	5.000%	10/1/2029	250	271
	California GO	5.000%	3/1/2030	100	109
	California GO	5.000%	3/1/2031	200	221
	California GO	5.000%	3/1/2032	100	112
	California GO	5.000%	8/1/2032	110	124
3

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	California GO	5.250%	8/1/2032	75	85
	California GO	5.000%	10/1/2032	155	171
	California GO	4.000%	9/1/2033	100	100
	California GO	4.000%	9/1/2033	100	100
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	250	250
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	300	300
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2029	315	315
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	125	129
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	100	101
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	160	161
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	100	108
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2032	40	40
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	195	196
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	100	110
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	125	125
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	50	50
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	305	313
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	870	898
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2031	265	292
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	163	167
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	250	252
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	110	110
[6]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	130	131
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	325	325
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2031	150	169
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/2026	175	175
[3]	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	6/1/2033	105	105
[4]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	12/1/2050	250	250
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2029	325	331
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2031	235	243
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	50	50
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	80	81
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	130	136
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	60	63
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	125	126
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	100	100
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	105	112
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	65	70
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	100	101
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	140	146
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2027	430	430
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	50	50
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	375	376
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	1/1/2028	100	100
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	100	100
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	70	73
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	100	100
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2028	250	252
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.875%	9/1/2033	200	209
	California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	295	317
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	40	41
[5]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	190	190
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2031	100	100
[5]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2028	35	36
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2028	125	131
	California State University College & University Revenue PUT	1.600%	11/1/2026	265	263
	California State University College & University Revenue PUT	3.125%	11/1/2026	125	125
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2029	145	148
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	350	360
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	300	309
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	100	103
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	300	308
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	450	461
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	225	226
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	60	65
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	200	200
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.250%	5/15/2031	65	65
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2028	160	164
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2031	100	106
4

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	390	415
	Cupertino Union School District GO	3.250%	8/1/2031	105	105
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	1.900%	6/1/2031	65	59
[2]	Hayward Unified School District GO	4.000%	8/1/2031	200	200
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2032	240	240
[7]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/2031	300	329
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	75	77
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	100	101
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	90	90
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	80	80
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	50	50
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	185	193
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	185	193
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	100	105
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	60	64
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	60	64
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	295	316
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	25	25
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	410	431
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	135	148
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	285	292
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	235	249
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	100	110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	155	170
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	180	197
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	105	106
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	200	206
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	160	168
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	225	228
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	60	65
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	140	155
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	210	218
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	640	648
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	595	603
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	110	116
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	300	309
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	140	145
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	400	430
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	100	103
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	300	314
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	100	105
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	150	160
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	100	107
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	165	175
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	115	117
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	165	183
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	100	111
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	140	142
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	65	67
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	100	111
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	75	76
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	485	504
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	100	112
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	410	422
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.200%	6/1/2027	330	328
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.600%	12/1/2031	115	116
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.000%	7/1/2029	50	50
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	465	466
[2]	McFarland Unified School District GO	0.000%	11/1/2027	355	341
	Mount Diablo Unified School District/CA GO	5.000%	8/1/2029	100	109
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	390	411
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2027	100	104
	Oro Grande Elementary School District COP	4.000%	9/15/2026	100	100
	Palomar Health GO	5.000%	8/1/2029	45	45
	Perris Joint Powers Authority Special Tax Revenue	4.000%	9/1/2029	225	223
	Pittsburg Unified School District GO	4.000%	8/1/2031	90	90
	Rialto CA Special Tax Revenue	5.000%	9/1/2029	80	84
	Rialto CA Special Tax Revenue	5.000%	9/1/2030	105	111
5

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rialto CA Special Tax Revenue	5.000%	9/1/2031	130	138
	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	0.000%	10/1/2032	255	207
	San Carlos School District GO	0.000%	10/1/2029	180	157
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	55	49
	San Francisco Unified School District GO	5.000%	6/15/2030	100	110
[2]	San Luis Obispo County Financing Authority Water Revenue	5.000%	8/1/2030	250	250
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	70	70
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	80	84
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	1,340	1,401
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	1,105	1,159
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/2026	30	30
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2028	110	114
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2032	500	535
	University of California College & University Revenue	5.000%	5/15/2033	100	114
	Upland CA COP	5.000%	1/1/2030	135	139
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	100	103
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	200	213
[1,8]	West Contra Costa Unified School District GO	0.000%	8/1/2032	100	82
					60,185
Colorado (2.0%)
	Adams 12 Five Star Schools GO	4.000%	12/15/2031	160	161
	Adams County Housing Authority Local or Guaranteed Housing Revenue (Verrbena Project)	4.000%	4/1/2029	100	101
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	2.750%	11/1/2026	100	100
	Arapahoe County School District No. 2 Sheridan GO	0.000%	6/1/2026	855	853
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	110	114
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/2029	460	469
	Board of Governors of Colorado State University System College & University Revenue PUT	4.500%	3/1/2032	155	160
	Colorado COP	5.000%	9/1/2031	150	156
	Colorado COP	4.000%	12/15/2033	500	511
	Colorado COP	5.000%	12/15/2033	345	374
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2031	355	357
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2032	600	602
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	115	122
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	150	159
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	100	110
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	65	65
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	170	179
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2031	145	155
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2030	200	215
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2031	275	298
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2032	100	109
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project)	5.000%	5/15/2028	150	150
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	270	272
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	450	473
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	350	380
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	100	108
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2033	195	218
[4,5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of SOFR + 1.500%	4.065%	2/1/2046	395	395
[4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.170%	5/15/2061	350	350
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	100	100
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2055	100	111
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.250%	11/1/2055	250	278
[3]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	11/1/2055	645	731
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	100	101
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Creekside Flats Project) PUT	3.000%	11/1/2029	100	100
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2033	420	454
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	250	251
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	6/1/2029	100	104
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2031	140	140
	Denver CO City & County GO	5.000%	8/1/2028	65	69
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2026	50	50
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2028	165	166
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	70	70
6

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	450	475
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	175	183
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	100	89
[4]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.188%	9/1/2039	150	150
	Eagle County Housing & Development Authority Local or Guaranteed Housing Revenue (Eagle Villas Project) PUT	3.550%	12/1/2027	100	100
	Fort Collins Housing Authority Local or Guaranteed Housing Revenue (Village Eastbrook Apartments Project)	3.450%	5/1/2030	100	100
	Fort Collins-Loveland Water District Water Revenue	5.000%	12/1/2028	100	106
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2032	100	113
	Northglenn Urban Renewal Authority Tax Increment/Allocation Revenue	4.000%	12/1/2028	235	239
[2]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2029	100	107
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/2028	235	246
					12,349
Connecticut (0.8%)
	Connecticut GO	5.000%	1/15/2028	110	114
	Connecticut GO	5.000%	3/15/2029	100	107
	Connecticut GO	5.000%	3/15/2031	100	110
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.950%	5/15/2032	125	128
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/2045	145	144
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/2027	180	180
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.100%	11/15/2028	100	100
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	5/15/2029	100	99
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	250	254
	Connecticut State Health & Educational Facilities Authority College & University Revenue	3.250%	11/1/2027	100	100
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	500	514
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	510	523
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	100	102
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	140	143
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/2026	200	200
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	150	151
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	330	332
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	245	247
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	75	75
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	230	235
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	45	48
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	255	279
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	75	78
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	70	73
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	100	101
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	190	196
					4,633
Delaware (0.1%)
[2]	Delaware State Economic Development Authority College & University Revenue	5.000%	10/1/2033	100	101
	Delaware State Economic Development Authority Electric Power & Light Revenue	3.600%	1/1/2031	100	103
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	165	170
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	6.000%	1/1/2056	140	154
					528
District of Columbia (0.6%)
	District of Columbia College & University Revenue	5.000%	4/1/2028	85	87
	District of Columbia College & University Revenue	5.000%	4/1/2031	55	60
	District of Columbia College & University Revenue	5.000%	4/1/2031	495	503
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	80	80
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	80	80
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	105	105
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Hillsdale Flats Phase I Project) PUT	3.150%	2/1/2029	230	231
[6]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2026	335	335
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	125	129
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	100	103
[6]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	100	103
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	385	386
[6]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	9/1/2030	375	376
[6]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2031	100	100
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/2027	275	274
[9]	Freddie Mac Pool	3.700%	1/1/2034	248	241
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2031	200	167
					3,360
7

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Florida (4.4%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	85	88
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	150	158
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	105	114
[3]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	285	309
	Broward County FL School District COP	5.000%	7/1/2027	75	77
	Broward County FL School District COP	5.000%	7/1/2030	50	54
	Broward County FL School District COP	5.000%	7/1/2031	205	221
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/2027	400	400
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	380	401
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2026	100	100
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	100	110
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	65	65
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	160	160
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	400	428
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2032	250	281
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2031	120	127
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2028	50	53
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Imagine School at Broward Project)	4.000%	12/15/2029	90	90
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Imagine School at Broward Project)	5.000%	12/15/2034	80	82
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2028	140	145
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	250	261
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	1,015	1,098
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	690	747
	Florida GO	3.000%	6/1/2028	200	200
	Florida Gulf Coast University Financing Corp. College & University Revenue (Housing Project)	5.000%	8/1/2029	400	413
	Florida Higher Educational Facilities Financing Authority College & University Revenue	5.000%	10/1/2032	70	73
	Florida Higher Educational Facilities Financing Authority College & University Revenue	5.000%	10/1/2033	800	827
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	175	175
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Ringling College Project)	5.000%	3/1/2032	230	231
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	475	516
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	300	332
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	100	111
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	1/1/2057	100	112
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.100%	1/1/2028	100	100
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	155	155
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2028	465	466
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2028	180	180
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.850%	10/1/2028	295	294
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	100	100
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	100	100
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	100	100
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	100	100
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2029	100	100
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2029	100	100
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	100	100
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	100	100
[2]	Florida Municipal Loan Council Water Revenue	5.000%	10/1/2028	205	216
	Fort Myers FL Appropriations Revenue	4.000%	12/1/2029	170	170
[5]	Gas Worx Community Development District Special Assessment Revenue	4.625%	5/1/2030	100	102
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	215	215
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	195	195
[2]	Hernando County School District COP	5.000%	7/1/2030	145	145
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	270	295
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	9/1/2027	215	215
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.125%	12/1/2027	100	100
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2028	100	100
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2026	100	100
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2028	150	154
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	55	56
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	310	317
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	60	63
8

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	100	100
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	100	100
	Lakeland FL Appropriations Revenue	5.000%	10/1/2030	150	164
	Lakeland FL Health, Hospital, Nursing Home Revenue	3.000%	11/15/2032	205	196
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	125	130
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	80	84
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project) PUT	5.000%	4/1/2033	350	386
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	100	101
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	12/1/2027	115	116
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2029	100	98
	Lee County School Board COP	5.000%	8/1/2029	115	123
[2]	Marion County School Board COP	5.000%	6/1/2031	320	351
[2,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2027	50	51
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	100	112
[7]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2033	165	186
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2028	150	151
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2032	115	115
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	50	51
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2032	50	50
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2034	275	281
	Miami-Dade County FL GO	5.000%	7/1/2027	150	151
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2032	140	140
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2034	255	255
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/2028	225	227
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Yaeger Plaza Project) PUT	3.150%	8/1/2028	205	205
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2026	180	180
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	4/1/2028	100	99
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	200	199
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2030	150	150
[5]	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.375%	7/1/2033	255	259
[5]	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.375%	7/1/2034	390	396
[5]	Miami-Dade County IDA Local or Guaranteed Housing Revenue PUT	5.375%	7/1/2036	325	336
	Miami-Dade County School Board COP	5.000%	2/1/2029	135	135
	Miami-Dade County School Board COP	4.000%	8/1/2029	50	50
	Miami-Dade County School Board COP	5.000%	2/1/2030	250	250
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	805	832
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2028	130	134
[5]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	4.375%	5/15/2035	100	101
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	160	170
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	85	86
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	100	94
	Osceola County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	4/1/2028	100	99
	Osceola County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	100	99
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2029	155	164
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2030	140	150
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue	2.800%	2/1/2027	140	140
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	2/1/2029	100	100
	Palm Beach County School District COP	5.000%	8/1/2033	275	296
	Palm Beach County School District COP	5.000%	8/1/2034	190	204
	Palmetto FL Charter School Aid Revenue	5.000%	6/1/2032	250	261
[1]	Pasco County School Board COP	5.000%	8/1/2030	195	196
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.750%	4/1/2028	145	146
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2028	150	150
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	120	120
	Pinellas County School Board (Master Lease Program) COP	5.000%	7/1/2033	520	531
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	100	100
	Santa Rosa County School Board COP	5.000%	2/1/2030	95	102
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2032	125	126
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	230	236
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	195	196
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	200	217
[2]	Southeast Overtown Park West Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	3/1/2027	180	183
[2]	Southeast Overtown Park West Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	3/1/2030	435	468
	St. Johns County School Board COP	5.000%	7/1/2034	390	414
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	110	110
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	75	80
9

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2031	100	106
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/2026	200	201
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2029	205	215
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2028	100	105
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2030	100	109
[5]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/2029	75	75
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2029	165	172
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2030	225	237
	Woodlands Section 9 Community Development District Special Assessment Revenue	4.250%	5/1/2031	100	99
	Woodlands Section 9 Community Development District Special Assessment Revenue	4.500%	5/1/2036	100	98
					26,897
Georgia (3.7%)
	Athens Housing Authority Local or Guaranteed Housing Revenue PUT	3.230%	6/1/2029	100	101
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/2028	100	100
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	300	298
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	100	100
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	75	75
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	12/1/2028	375	374
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	100	100
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2029	320	322
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	100	100
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	4.700%	2/1/2029	100	100
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/2032	305	334
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	3.950%	3/8/2028	355	360
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	90	90
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	305	305
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	125	126
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	85	85
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	65	65
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	105	108
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2032	100	113
	College Park Housing Authority Local or Guaranteed Housing Revenue (Brad Blue Sky Apartments LLC Project) PUT	3.450%	4/1/2028	155	156
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	175	175
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	360	379
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/2032	400	406
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/2034	100	100
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/2027	100	101
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/2027	450	451
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2035	100	100
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	320	319
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	100	100
	Development Authority of Burke County Electric Power & Light Revenue PUT	3.800%	5/21/2026	205	205
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2033	100	112
	Georgia Higher Education Facilities Authority College & University Revenue	5.000%	6/15/2034	340	358
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	12/1/2055	220	249
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2033	425	447
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	150	154
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/2027	50	51
	Macon-Bibb County Housing Authority Local or Guaranteed Housing Revenue (CAHEC GA Portfolio Ii Project) PUT	3.150%	2/1/2028	100	100
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	12/1/2033	750	789
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	170	171
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2026	120	121
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	150	157
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	1,180	1,183
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	2,015	2,041
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	1,215	1,232
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	900	937
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	1,100	1,117
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	1,305	1,380
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	1,755	1,844
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	820	868
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	480	506
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	700	745
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	325	347
10

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	335	355
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	55	59
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	150	161
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	545	577
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2031	100	111
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	125	127
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	100	108
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	100	112
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2029	200	213
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	135	135
	Savannah Housing Authority Local or Guaranteed Housing Revenue (Montgomery Landing Project) PUT	3.150%	7/1/2028	100	100
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	50	52
					22,767
Guam (0.3%)
[5]	Guam Education Financing Foundation COP	5.000%	10/1/2026	100	100
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2028	70	73
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	100	105
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	80	85
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	125	133
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	100	108
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	100	109
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	350	384
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	145	160
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2030	125	134
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	100	103
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	80	83
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	125	134
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	70	75
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	245	262
					2,048
Hawaii (0.2%)
	Hawaii County HI GO	5.000%	9/1/2028	100	106
	Hawaii GO	5.000%	1/1/2027	50	51
	Hawaii GO	4.000%	10/1/2027	150	150
	Hawaii GO	5.000%	10/1/2031	80	81
	Hawaii GO	4.000%	10/1/2033	160	160
	Honolulu County HI Wastewater System Sewer Revenue	4.000%	7/1/2034	280	280
	Honolulu HI City & County GO	5.000%	11/1/2027	100	104
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	160	160
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	100	103
	Maui County HI GO	3.000%	6/1/2028	150	150
					1,345
Idaho (0.2%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	1,130	1,231
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.250%	1/1/2056	100	113
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2029	100	100
					1,444
Illinois (7.8%)
[2]	Adams County School District No. 172 GO	5.000%	2/1/2029	140	148
	Central Lake County Joint Action Water Agency Water Revenue	4.000%	5/1/2029	165	165
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2033	200	220
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	250	254
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2034	250	253
[8]	Chicago Board of Education GO	5.500%	12/1/2026	125	126
[2]	Chicago Board of Education GO	5.500%	12/1/2026	90	91
[8]	Chicago Board of Education GO	0.000%	12/1/2027	200	189
	Chicago Board of Education GO	4.000%	12/1/2027	200	200
	Chicago Board of Education GO	5.250%	12/1/2027	100	102
[8]	Chicago Board of Education GO	0.000%	12/1/2028	145	132
[8]	Chicago Board of Education GO	0.000%	12/1/2029	455	400
[8]	Chicago Board of Education GO	0.000%	12/1/2029	50	44
[2]	Chicago Board of Education GO	0.000%	12/1/2029	400	355
	Chicago Board of Education GO	5.000%	12/1/2029	100	103
	Chicago Board of Education GO	5.250%	12/1/2029	100	104
[8]	Chicago Board of Education GO	0.000%	12/1/2030	50	42
	Chicago Board of Education GO	5.000%	12/1/2030	180	184
11

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/2030	250	252
[8]	Chicago Board of Education GO	0.000%	12/1/2031	90	73
[8]	Chicago Board of Education GO	0.000%	12/1/2031	450	364
	Chicago Board of Education GO	5.000%	12/1/2031	150	153
	Chicago Board of Education GO	5.000%	12/1/2031	200	203
	Chicago Board of Education GO	5.250%	12/1/2031	100	105
[2,7]	Chicago Board of Education GO	5.500%	12/1/2031	115	126
[2]	Chicago Board of Education GO	5.000%	12/1/2032	200	207
	Chicago Board of Education GO	5.500%	12/1/2032	100	107
	Chicago Board of Education GO	5.000%	12/1/2033	445	454
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2029	320	330
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	540	555
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2032	685	703
	Chicago IL GO	5.000%	1/1/2027	80	81
	Chicago IL GO	5.000%	1/1/2028	200	204
	Chicago IL GO	5.000%	1/1/2028	205	209
	Chicago IL GO	5.000%	1/1/2029	100	103
	Chicago IL GO	0.000%	1/1/2030	85	74
	Chicago IL GO	5.625%	1/1/2030	50	51
	Chicago IL GO	0.000%	1/1/2031	100	84
	Chicago IL GO	4.000%	1/1/2031	150	149
	Chicago IL GO	5.000%	1/1/2031	295	307
	Chicago IL GO	0.000%	1/1/2032	145	117
	Chicago IL GO	4.000%	1/1/2032	250	247
	Chicago IL GO	5.000%	1/1/2032	125	129
[8]	Chicago IL GO	0.000%	1/1/2033	50	39
	Chicago IL GO	4.000%	1/1/2033	115	113
	Chicago IL GO	5.000%	1/1/2033	105	110
	Chicago IL GO	5.000%	1/1/2034	195	204
	Chicago IL GO	5.000%	1/1/2035	300	309
[8]	Chicago IL GO, ETM	0.000%	1/1/2027	120	118
	Chicago IL GO, ETM	5.000%	1/1/2028	95	99
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/2027	230	231
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/2026	190	190
[8]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2027	150	147
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	340	345
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	95	100
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	100	102
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	250	253
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	115	116
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	45	47
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	225	227
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	200	207
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	110	111
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	195	201
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2030	165	171
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2031	100	103
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2034	330	340
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	70	71
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2033	100	100
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	245	275
	Chicago Park District GO	5.000%	1/1/2029	100	106
	Chicago Park District GO	5.000%	1/1/2030	100	108
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2029	465	494
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2030	100	109
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2029	75	80
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2030	470	510
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2031	135	148
	Cook County IL GO	5.000%	11/15/2032	575	621
	Cook County IL Sales Tax Revenue	5.000%	11/15/2032	230	237
	Cook County IL Sales Tax Revenue	4.000%	11/15/2034	300	302
	Cook County IL Sales Tax Revenue	5.000%	11/15/2035	305	313
	Cook County School District No. 30 Northbrook-Glenview GO	3.000%	12/1/2030	100	100
	Cook County School District No. 63 East Maine GO	4.000%	12/1/2030	750	761
	Cook County School District No. 63 East Maine GO	4.000%	12/1/2034	435	438
[2]	Cook County School District No. 78 Rosemont GO	5.000%	12/1/2033	1,025	1,110
[1]	Cook County School District No. 94 GO	5.000%	12/1/2028	145	152
	DuPage County Community High School District No. 94 West Chicago GO	4.000%	1/1/2031	125	126
[2]	Fulton Mason Knox Schuyler Etc Counties Community College District No. 534 GO	4.500%	12/1/2034	500	507
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	500	533
12

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2033	140	141
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.850%	3/1/2030	100	99
	Illinois Finance Authority Charter School Aid Revenue	5.000%	12/1/2029	150	152
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	200	201
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2030	245	247
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	100	106
	Illinois Finance Authority College & University Revenue	5.000%	8/1/2031	285	289
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2033	100	112
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2033	305	307
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	255	259
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	520	527
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	425	441
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	104
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	55	55
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	400	418
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	100	105
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	265	279
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	50	53
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	100	106
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	140	149
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2030	125	125
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	170	172
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	100	109
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.650%	5/1/2031	100	100
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	175	177
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	115	125
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	300	301
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	65	66
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	155	157
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	315	328
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2032	160	157
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	150	152
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	205	223
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2033	75	75
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	80	81
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	400	404
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	295	306
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	125	138
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	645	673
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	200	198
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	265	270
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	100	106
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	100	108
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	80	86
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	730	794
	Illinois Finance Authority Intergovernmental Agreement Revenue	4.000%	12/15/2034	310	316
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	100	109
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	105	115
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	100	110
	Illinois Finance Authority Water Revenue	5.000%	7/1/2034	90	91
	Illinois GO	5.000%	10/1/2026	55	55
	Illinois GO	5.000%	3/1/2027	100	102
	Illinois GO	5.000%	3/1/2029	65	69
	Illinois GO	5.000%	5/1/2029	180	187
	Illinois GO	5.000%	11/1/2029	150	155
[2]	Illinois GO	4.000%	2/1/2031	50	50
	Illinois GO	4.125%	11/1/2031	120	120
	Illinois GO	5.000%	12/1/2031	55	60
	Illinois GO	5.000%	3/1/2032	140	152
	Illinois GO	5.000%	12/1/2032	1,025	1,054
	Illinois GO	5.000%	5/1/2033	1,435	1,573
	Illinois GO	5.000%	5/1/2033	140	145
	Illinois GO	4.000%	6/1/2033	170	170
	Illinois GO	5.000%	11/1/2033	500	504
	Illinois GO	4.000%	12/1/2033	150	151
	Illinois GO	4.000%	10/1/2034	110	111
	Illinois GO	4.000%	12/1/2034	400	404
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	10/1/2056	100	113
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.500%	10/1/2056	145	167
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	100	101
13

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	100	100
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	100	100
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	100	99
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	100	99
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	100	100
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	100	100
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	100	100
[6]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2028	205	207
	Illinois Sales Tax Revenue	5.000%	6/15/2029	250	265
	Illinois Sales Tax Revenue	4.000%	6/15/2030	140	140
	Illinois Sales Tax Revenue	5.000%	6/15/2030	50	52
	Illinois Sales Tax Revenue	4.000%	6/15/2031	500	500
	Illinois Sales Tax Revenue	5.000%	6/15/2031	150	163
	Illinois Sales Tax Revenue	4.000%	6/15/2032	390	390
	Illinois Sales Tax Revenue	4.000%	6/15/2032	310	310
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	250	263
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/2027	100	101
[2]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2027	130	134
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/2027	100	98
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2033	100	112
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2031	100	110
[2]	Macon County School District No. 61 Decatur GO	5.000%	12/1/2032	145	152
[1]	Markham IL GO	5.000%	12/1/2027	100	103
[1]	Markham IL GO	5.000%	12/1/2029	100	106
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	395	327
[1,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2032	80	64
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	100	100
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	200	206
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2029	100	90
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	460	473
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2033	400	409
[1]	Monroe & St Clair Counties Community Unit School District No. 5 Waterloo GO	5.000%	4/15/2031	315	342
[1]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2032	100	108
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2029	290	293
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	3.000%	12/1/2034	245	234
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2029	400	421
[1]	Peoria & Knox Community Unit School District No. 322 GO	5.000%	12/1/2029	350	371
[2]	Peoria City School District No. 150 GO	4.000%	1/1/2031	230	232
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	150	150
[8]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/2033	500	570
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2030	100	106
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	150	162
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	250	258
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2032	575	609
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	160	164
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	75	79
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2033	275	291
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	120	127
	Sales Tax Securitization Corp. Special Tax Revenue	4.000%	1/1/2029	65	67
[1]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/2029	175	185
	Schaumburg IL GO	4.000%	12/1/2031	100	105
[2]	University of Illinois Board of Trustees College & University Revenue	5.000%	4/1/2031	100	104
[2]	Waukegan IL GO	5.000%	12/30/2027	1,185	1,200
	Will County IL GO	5.000%	11/15/2032	100	112
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/2034	100	110
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2033	250	279
					47,600
Indiana (0.8%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	125	128
	Gary Community School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2029	100	100
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	320	330
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	100	106
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	100	103
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	110	111
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	170	171
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	3.750%	5/15/2032	100	100
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2031	255	269
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	100	107
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	160	173
14

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	160	176
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	100	111
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	350	351
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2053	70	74
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	6.500%	7/1/2055	100	112
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Flats on 14th Project) PUT	2.750%	4/1/2028	100	99
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Foundry Row Project) PUT	3.350%	1/1/2028	100	100
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	100	100
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	100	100
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2031	50	52
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	50	50
	Indiana State University Local or Guaranteed Housing Revenue	5.000%	4/1/2032	55	60
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	320	352
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	300
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	175	178
	Upland IN College & University Revenue (Taylor University Project)	4.000%	9/1/2031	50	51
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	620	668
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	100	107
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	100	108
					4,847
Iowa (0.2%)
[1,3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2032	90	100
	Guthrie County Hospital Health, Hospital, Nursing Home Revenue BAN	4.500%	2/1/2029	100	100
[1]	Indianola Municipal Utilities Electric Power & Light Revenue	4.000%	5/1/2027	50	50
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	160	160
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	15	15
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	55	55
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	150	158
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	90	91
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	90	95
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	65	70
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	400	425
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	110	119
					1,438
Kansas (0.3%)
[1]	Finney County KS GO	5.000%	10/1/2029	100	107
	Johnson County Unified School District No. 512 Shawnee Mission GO	3.250%	10/1/2028	150	150
	Kansas Development Finance Authority College & University Revenue (Kansas State University Projects)	4.000%	3/1/2031	90	90
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2027	100	100
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2031	145	147
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	100	101
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	165	168
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	150	160
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2030	100	107
	Wichita KS Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	200	200
	Wichita KS Water & Sewer Utility Water Revenue	3.000%	10/1/2027	145	145
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/2026	250	252
[5]	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.000%	3/1/2036	100	98
[5]	Wyandotte County-Kansas City Unified Government Tax Increment/Allocation Revenue (Village East Project)	5.250%	9/1/2035	250	253
					2,078
Kentucky (2.4%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	265	278
	Eastern Kentucky University College & University Revenue	4.000%	10/1/2031	820	846
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/2032	190	190
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	95	98
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	80	85
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	500	526
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	145	152
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	100	100
	Kentucky Interlocal School Transportation Association COP	4.000%	3/1/2029	100	102
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2031	60	62
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	11/1/2031	250	265
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	11/1/2033	180	191
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	505	515
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	5/1/2034	180	191
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	1,530	1,545
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	1,850	1,957
15

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	995	1,044
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	1,425	1,439
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	750	795
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2030	135	141
	Kentucky State Property & Building Commission Lease Revenue (Agency Fund - Project No. 114)	5.000%	10/1/2033	365	368
	Kentucky State Property & Building Commission Lease Revenue (Project No. 114)	5.000%	10/1/2032	170	172
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	50	50
	Lexington-Fayette Urban County Government GO	4.000%	9/1/2030	175	175
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2028	200	200
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	125	126
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	65	69
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	450	476
	Madison County KY GO	5.000%	3/1/2028	110	115
[3]	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	8/1/2032	1,125	1,178
	Nelson County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	11/1/2032	890	919
					14,370
Louisiana (1.6%)
	Cameron Parish School District No. 15 GO	5.000%	10/1/2030	300	317
	Jefferson Parish Finance Authority Local or Guaranteed Housing Revenue	3.750%	7/1/2029	55	56
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.250%	6/1/2055	100	111
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Arbours at Acadiana Project) PUT	5.000%	4/1/2027	250	254
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/2026	85	85
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (BW Cooper Senior Project) PUT	3.200%	8/1/2028	100	100
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at Covington Place Project) PUT	3.100%	5/1/2028	155	155
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Hampton Park Project) PUT	3.150%	7/1/2028	100	100
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (King Oaks V Project) PUT	2.700%	10/1/2028	100	99
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (NSA East Bank Apartments Project) PUT	3.150%	4/1/2029	445	445
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	200	203
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue	4.000%	8/1/2026	5	5
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2030	285	292
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	50	51
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2032	75	76
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	100	102
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	200	195
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Jefferson Parish Projects)	5.000%	4/1/2028	250	250
[2]	Louisiana Office Facilities Corp. Lease (Appropriation) Revenue	5.000%	7/1/2031	100	110
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2026	100	100
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.000%	10/1/2029	50	52
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	12/15/2032	180	181
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	100	107
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2029	175	179
[2]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2032	115	120
[2]	New Orleans Aviation Board Port, Airport & Marina Revenue (Consolidation Rental Car Project)	5.000%	1/1/2032	215	222
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/2034	225	228
	New Orleans LA (Audubon Commission Projects) GO	4.000%	10/1/2032	310	315
	New Orleans LA (Audubon Commission Projects) GO	4.000%	10/1/2033	650	656
	New Orleans LA GO	5.000%	10/1/2027	350	360
	New Orleans LA GO	5.000%	12/1/2027	70	71
	New Orleans LA GO	5.000%	12/1/2027	160	165
	New Orleans LA GO	5.000%	12/1/2028	555	574
	New Orleans LA GO	5.000%	12/1/2030	295	311
	New Orleans LA GO	5.000%	12/1/2031	240	252
	New Orleans LA GO	5.000%	12/1/2032	375	399
[2]	Shreveport LA GO	5.000%	3/1/2031	260	279
[2]	Shreveport LA GO	5.000%	3/1/2033	375	408
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	100	107
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	100	109
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/2034	100	100
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	100	101
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	200	200
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	345	345
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	805	810
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2028	60	62
16

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2032	150	163
					9,982
Maine (0.3%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	200	204
[2,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	220	244
[2,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	160	177
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	500	528
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.050%	11/15/2029	140	140
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	100	110
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2055	195	216
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	100	111
[3]	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2056	100	112
	Regional School Unit No. 14 GO	5.000%	11/1/2031	200	223
					2,065
Maryland (0.7%)
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2027	700	710
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2033	220	222
	Baltimore MD Water Revenue	5.000%	7/1/2030	75	76
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	50	51
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	100	111
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	700	792
[3]	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	100	112
[2]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2033	100	110
	Maryland GO	5.000%	8/1/2026	200	201
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	160	161
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	100	103
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	100	105
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2031	400	406
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	100	112
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	105	107
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	80	81
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	65	70
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2033	115	126
[6]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	3.000%	1/1/2033	295	291
	Prince George's County MD GO	5.000%	8/1/2029	100	108
					4,055
Massachusetts (2.2%)
	Abington MA BAN GO	4.000%	4/22/2027	100	101
[2]	Commonwealth of Massachusetts GO	5.250%	11/1/2026	55	56
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	100	110
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	150	151
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	100	113
	Hudson MA BAN GO	5.250%	6/11/2026	250	250
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2027	325	325
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	140	143
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2028	200	200
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2028	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2029	75	77
	Massachusetts Development Finance Agency College & University Revenue	4.500%	7/1/2029	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2029	1,000	1,000
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	430	431
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2031	500	554
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	620	625
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	100	102
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	130	131
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	60	63
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	170	194
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2033	525	528
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2034	700	706
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	100	115
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	250	250
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	350	352
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	100	101
[3]	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2033	100	113
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2027	100	103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	80	80
17

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	340	349
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	100	105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2029	100	106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	100	105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	295	295
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	100	100
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	180	196
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	275	276
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	120	120
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	120	120
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	350	377
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	220	216
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	145	150
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	900	1,007
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	250	248
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	225	227
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	130	134
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/2030	270	289
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	115	123
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2029	150	151
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2031	75	81
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	150	151
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2029	160	160
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	240	240
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	110	112
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2031	200	223
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2032	100	113
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2033	100	114
	Quincy MA BAN GO	5.000%	7/24/2026	100	101
					13,363
Michigan (1.6%)
	Detroit MI GO	5.000%	4/1/2030	70	72
	Detroit MI GO	5.000%	4/1/2032	100	107
[2]	Detroit MI Sewage Disposal System Sewer Revenue	5.500%	7/1/2029	65	68
	Grand Rapids Economic Development Corp. Health, Hospital, Nursing Home Revenue (Beacon Hill at Eastgate Project)	4.125%	11/1/2030	250	250
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2028	100	100
[10]	Hastings Area School System GO	5.000%	5/1/2030	195	195
[5]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	3.900%	8/15/2031	100	99
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	145	145
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	2.000%	7/1/2026	300	300
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	100	110
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2029	300	314
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	135	143
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	400	421
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	120	126
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	100	100
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/2026	75	75
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/2028	30	29
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	100	111
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2033	330	344
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2034	125	130
	Michigan Finance Authority Water Revenue	4.000%	10/1/2030	205	206
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2030	100	109
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	100	104
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	100	107
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	65	67
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	290	294
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	100	110
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	25	25
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	100	111
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	100	109
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2028	50	51
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2029	360	360
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.700%	4/1/2030	480	480
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	10/1/2030	310	308
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	10/1/2031	370	370
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/2053	740	794
18

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	350	374
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	200	220
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2056	175	194
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	2.670%	10/1/2026	100	100
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	2.670%	10/1/2026	100	100
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	150	152
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.950%	11/1/2028	100	100
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	75	78
[10]	Rockford Public Schools GO	5.000%	5/1/2032	175	175
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	440	466
[10]	Southgate Community School District GO	5.000%	5/1/2032	205	205
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2034	105	110
	Wayne State University College & University Revenue	5.000%	11/15/2032	640	641
					9,759
Minnesota (1.3%)
	Duluth Independent School District No. 709 GO	0.000%	2/1/2033	100	79
	Hennepin County Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	100	100
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	150	152
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	1,295	1,355
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	1,905	2,048
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	150	155
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2031	130	132
[3]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	100	106
	Minnesota Appropriations Revenue	5.000%	3/1/2027	75	77
	Minnesota Appropriations Revenue	5.000%	3/1/2028	440	459
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	50	51
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	175	184
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2027	100	100
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	30	30
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2053	100	106
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	390	437
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	100	110
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	100	112
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2028	100	103
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2030	135	140
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	165	168
[4]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.432%	12/1/2052	700	699
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/2028	300	301
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2032	100	82
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	100	108
	Washington County Community Development Agency Local or Guaranteed Housing Revenue (Red Rock Manor Project) PUT	3.150%	8/1/2028	100	100
	Woodbury Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	275	276
					7,770
Mississippi (0.4%)
	Mississippi Development Bank Special Obligation Revenue	3.000%	3/1/2029	75	71
	Mississippi Development Bank Special Obligation Revenue	4.000%	6/1/2034	150	151
	Mississippi Development Bank Special Obligation Revenue (Lamar County School District General Obligation Bond Project)	5.000%	6/1/2027	150	153
	Mississippi Development Bank Special Obligation Revenue (Lamar County School District General Obligation Bond Project)	5.000%	6/1/2029	150	160
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2030	135	135
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	6.250%	12/1/2055	100	112
	Mississippi Home Corp. Local or Guaranteed Housing Revenue (Community Park Project) PUT	3.625%	6/1/2027	250	251
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	3.050%	5/1/2027	100	100
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	250	257
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	55	57
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2030	215	227
	Mississippi State University Educational Building Corp. College & University Revenue (Campus Improvement Project)	5.000%	11/1/2026	100	100
	Warren County MS GO	4.000%	10/1/2027	185	185
	Warren County MS Industrial Revenue	4.000%	9/1/2032	300	307
					2,266
Missouri (1.2%)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	310	315
	Jackson County MO Reorganized School District No. 7 COP	4.000%	5/1/2030	400	400
19

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2032	150	150
	Kansas City MO School District COP	5.000%	4/1/2030	100	108
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2030	100	108
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	100	101
	Liberty Public School District No. 53 GO	4.000%	3/1/2028	100	103
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	130	133
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	285	294
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	200	200
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	215	226
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	100	106
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	115	122
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	445	467
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	100	100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	645	675
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	200	200
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	200	211
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	80	84
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	100	110
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	75	79
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	500	559
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	360	362
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	40	40
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	445	462
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	6.250%	5/1/2056	240	267
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2031	100	109
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2033	500	501
[3]	Poplar Bluff MO Tax Increment/Allocation Revenue	4.500%	11/1/2035	100	100
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2028	100	106
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2030	100	109
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.150%	4/1/2028	100	100
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2027	150	155
					7,162
Montana (0.6%)
	Flathead County MT GO	5.000%	7/1/2031	100	111
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	545	545
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2054	430	463
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2055	100	110
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2056	100	110
	Montana Board of Housing Local or Guaranteed Housing Revenue (Hidden Creek 4 Project) PUT	3.050%	5/1/2029	100	100
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	220	225
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	150	157
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	205	208
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	110	112
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	85	86
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	640	663
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	435	462
					3,352
Nebraska (1.1%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	200	209
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	685	721
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	1,425	1,491
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	530	567
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	100	107
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2031	100	109
[2]	Gretna Public Schools GO	5.000%	12/15/2030	115	119
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	500	503
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2028	200	210
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	3/1/2055	100	112
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	100	111
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	1,000	1,038
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2029	105	105
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2030	105	113
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2031	610	666
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2032	100	111
[3]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2033	135	151
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	115	115
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2032	130	137
					6,695
20

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nevada (0.3%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	105	107
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	60	64
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	100	102
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	100	100
[2]	North Las Vegas NV GO	4.000%	6/1/2032	800	814
	Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.875%	6/15/2028	100	100
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2032	150	151
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	145	147
					1,585
New Hampshire (0.6%)
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue PUT	4.150%	10/1/2034	598	599
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	200	200
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Forestar Group Houston-Area Projects)	6.500%	12/1/2034	150	150
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	100	100
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	100	100
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Astro Sunterra Project)	0.000%	12/15/2034	250	143
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	147	150
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	100	103
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.125%	3/1/2036	105	103
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	3/1/2036	115	113
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.125%	3/1/2036	435	438
	New Hampshire GO	3.000%	11/1/2029	200	200
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	365	366
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	150	151
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	150	155
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	100	101
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.500%	1/1/2057	175	202
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/2030	100	100
					3,474
New Jersey (2.2%)
[5]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2030	100	101
	Jersey City Municipal Utilities Authority Water Revenue (Water Project)	5.000%	5/1/2026	100	100
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	275	275
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/2030	430	428
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	200	198
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	200	201
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	1,200	1,218
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2029	225	240
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2030	310	298
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	100	98
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	100	103
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	50	49
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2032	235	213
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	200	200
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	200	200
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2033	35	31
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2034	110	110
[1]	New Jersey Educational Facilities Authority College & University Revenue BAM	5.000%	7/1/2033	370	371
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	105	115
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	3.000%	7/1/2026	40	40
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	3.000%	7/1/2026	5	5
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2026	100	101
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	215	216
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	750	751
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	500	532
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	120	123
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	55	55
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	65	65
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	250	274
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	180	202
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	275	276
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.900%	11/1/2027	100	100
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	50	50
21

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	5/1/2028	100	100
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.400%	4/1/2029	120	121
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	50	51
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2029	410	410
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	100	112
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	100	100
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (701 Newark Avenue Project) PUT	3.150%	12/1/2028	100	100
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	7/1/2028	100	100
[4]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.820%	5/1/2048	240	240
	New Jersey Infrastructure Bank Water Revenue	4.000%	9/1/2028	145	146
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	150	147
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	130	130
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	285	264
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	125	112
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	100	100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	100	87
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	415	416
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	260	273
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	100	104
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	125	135
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	100	106
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	100	108
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	125	139
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	100	109
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	125	141
[8]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/2032	235	250
	Paterson NJ GO	4.750%	3/1/2027	500	500
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2032	550	589
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	650	678
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	280	291
					13,498
New Mexico (0.7%)
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	250	256
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	225	230
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	400	409
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	300	305
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	165	169
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2033	495	496
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/2053	90	91
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/2057	200	219
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	9/1/2026	100	100
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	1,555	1,653
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	95	98
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	80	86
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	200	201
					4,313
New York (8.8%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2028	200	202
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	250	251
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2030	100	99
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2031	170	183
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	100	109
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	315	313
[5]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2031	315	313
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	60	61
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	65	68
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	70	70
	Fayetteville-Manlius Central School District BAN GO	4.000%	6/26/2026	200	200
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2027	100	102
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2029	100	106
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2031	115	125
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2027	525	536
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	2/1/2032	75	78
22

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	25	26
	Huntington NY GO	3.000%	12/1/2030	165	165
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	390	388
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/2027	100	101
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	250	250
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	100	104
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	135	138
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	100	106
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	125	127
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	135	141
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	200	202
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	50	51
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	220	222
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	150	152
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	200	219
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	100	101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	300	312
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	475	480
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	165	183
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	450	454
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	112
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	112
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	100	113
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	1,365	1,460
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	100	102
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	3.000%	7/1/2034	450	432
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	100	101
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2033	105	111
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/2027	945	954
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/2032	185	186
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/2034	120	127
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	100	114
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2029	145	145
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.350%	11/1/2030	175	175
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2030	100	100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/2031	770	768
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/2031	150	150
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/2032	90	86
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	100	102
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	275	275
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	875	875
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	65	66
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	655	659
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	480	484
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	680	690
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	1,700	1,701
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	280	281
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	700	703
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	375	379
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	225	229
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	1,430	1,435
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2030	100	100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	545	542
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2031	225	233
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2030	300	264
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2031	135	115
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	100	108
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	710	800
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	75	77
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	165	184
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	115	130
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2033	220	252
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2027	135	139
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	90	96
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	100	108
23

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	295	318
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	100	109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	110	110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	85	93
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	150	167
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	140	156
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	90	101
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	100	112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	75	75
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	100	113
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	415	467
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	115	130
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	110	124
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	1,000	1,135
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2030	220	239
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2032	100	111
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2029	150	133
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2031	50	50
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2032	90	71
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2032	50	50
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	500	515
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.100%	4/1/2031	125	124
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.300%	10/1/2032	335	331
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.350%	4/1/2033	810	809
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/2033	480	478
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.000%	10/1/2055	100	110
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.250%	10/1/2056	100	112
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.400%	10/1/2030	400	399
	New York NY GO	5.000%	8/1/2027	85	88
	New York NY GO	5.000%	8/1/2028	150	158
	New York NY GO	5.000%	8/1/2028	145	149
	New York NY GO	5.000%	8/1/2028	100	101
	New York NY GO	5.000%	8/1/2029	70	70
	New York NY GO	5.000%	8/1/2029	200	214
	New York NY GO	5.000%	8/1/2030	225	226
	New York NY GO	5.000%	8/1/2030	200	212
	New York NY GO	5.000%	8/1/2030	185	202
	New York NY GO	5.000%	10/1/2030	50	54
	New York NY GO	5.000%	8/1/2031	200	221
	New York NY GO	5.000%	8/1/2031	295	326
	New York NY GO	5.000%	8/1/2032	210	235
	New York NY GO	5.000%	10/1/2032	250	280
	New York NY GO	5.000%	8/1/2033	100	100
	New York NY GO	5.000%	8/1/2033	250	269
	New York NY GO	5.000%	8/1/2033	270	305
	New York NY GO	5.000%	12/1/2033	375	393
	New York NY GO	4.000%	8/1/2034	200	202
	New York NY GO	5.000%	8/1/2034	255	290
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	150	153
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	75	78
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	75	79
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	100	107
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	50	50
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	50	51
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	100	110
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	710	773
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	140	153
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2034	65	73
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2034	100	100
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2028	705	713
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2031	50	51
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2032	250	253
	New York State Dormitory Authority College & University Revenue (New School Project)	3.250%	7/1/2033	110	107
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	165	171
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2031	60	54
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	105	105
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	150	154
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	325	347
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	100	111
24

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	100	105
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	100	109
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	100	111
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	100	112
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	100	112
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	100	113
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	120	136
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	655	748
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	150	168
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	4/1/2031	270	273
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	100	113
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	100	114
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	100	102
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	100	102
	New York State Environmental Facilities Corp. Water Revenue	4.000%	8/15/2032	150	150
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	225	225
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	200	201
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	200	201
	New York State Housing Finance Agency Income Tax Revenue PUT	3.450%	12/15/2030	200	202
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/2033	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	200	199
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	215	215
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	650	650
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	470	470
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	25	25
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	490	490
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	230	230
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	315	316
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	300	301
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	150	151
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	175	175
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2029	290	290
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	650	650
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	425	426
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	5/1/2030	205	205
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2030	130	130
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.300%	5/1/2030	325	326
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	100	101
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	490	490
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2031	425	426
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	465	467
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	425	427
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	175	176
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	200	202
	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (UTICA College Project)	5.000%	7/1/2031	215	216
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2029	100	103
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2029	200	209
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2030	205	210
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2031	190	194
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2031	75	79
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2032	70	73
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2033	70	73
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2029	100	108
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2031	100	111
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2028	200	201
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	250	265
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	180	196
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Ithaca College Project)	5.000%	7/1/2028	40	41
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	315	264
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	325	262
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	390	398
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	200	200
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	300	300
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/2032	235	236
[3]	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2032	100	109
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2030	50	54
25

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	250	255
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2030	220	224
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	100
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2032	200	201
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	100	100
					53,860
North Carolina (0.9%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	200	211
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	200	189
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	100	100
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	3.450%	10/1/2031	50	50
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	100	100
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	100	100
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2029	100	100
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2030	100	109
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/2031	120	131
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/2033	1,000	1,030
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	50	53
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	100	113
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2027	250	252
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	150	156
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	100	100
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.400%	10/1/2029	100	100
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	150	153
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.450%	11/1/2030	100	100
[3]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.350%	1/1/2031	100	100
[3]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.600%	1/1/2031	100	100
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	10/1/2033	110	106
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	325	348
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2027	560	563
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2030	60	60
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2029	370	389
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	100	100
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	240	243
	Wilmington Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2028	100	100
	Winston-Salem NC GO	4.000%	6/1/2030	205	205
					5,461
North Dakota (0.1%)
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	85	87
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	55	57
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2054	160	172
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	100	110
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	100	109
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	225	225
					760
Ohio (2.8%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	100	109
	Akron OH GO	5.000%	12/1/2027	115	119
	Akron OH GO	5.000%	12/1/2029	100	107
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/2027	150	154
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	305	332
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2027	210	213
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	150	154
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	760	820
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,260	1,338
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	225	231
	Cincinnati OH Water System Water Revenue	4.000%	12/1/2031	250	251
[1]	Cleveland State University College & University Revenue	5.000%	6/1/2031	100	110
	Columbus City School District GO	5.000%	12/1/2031	125	125
[3]	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Demorest Townhomes II Project)	4.000%	5/1/2034	100	100
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	4.000%	12/1/2035	100	98
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	125	126
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.190%	6/1/2029	100	100
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	95	95
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	100	101
26

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.320%	6/1/2026	160	160
	Dayton-Montgomery County Port Authority Local or Guaranteed Housing Revenue (Hom Flats at Forest Project) PUT	3.200%	7/1/2029	100	100
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue	5.000%	12/1/2033	170	175
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	150	150
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	265	273
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	100	105
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	100	107
	Jonathan Alder Local School District GO	3.000%	12/1/2029	500	499
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	440	467
	Little Miami Local School District GO	5.000%	11/1/2031	490	491
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.100%	4/1/2029	100	100
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	100	104
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	50	51
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/2033	50	50
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2029	50	53
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	150	151
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	100	99
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	870	865
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	3.500%	4/1/2030	105	105
	Ohio GO, ETM	5.000%	8/1/2028	65	69
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2027	80	81
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	125	129
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	230	244
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	235	260
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	350	368
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	620	678
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2030	360	374
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2028	100	101
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2018 Project)	4.000%	12/1/2033	600	606
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/2027	100	102
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	200	203
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2030	270	284
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	65	67
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	90	98
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	665	728
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	430	482
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Community Pendleton Project) PUT	3.400%	2/1/2028	475	476
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Marsh Run Homes Project) PUT	3.200%	2/1/2029	240	241
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	90	89
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	100	114
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Nelson Park Apartments Project) PUT	5.000%	3/1/2028	200	207
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	100	101
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Tyler’s Creek Apartments Project) PUT	3.150%	2/1/2030	400	400
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.680%	7/1/2028	100	99
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	10/1/2028	100	99
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2026	100	100
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2029	115	124
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	50	50
	Scioto County OH Health, Hospital, Nursing Home Revenue	3.000%	2/15/2031	60	59
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	155	155
[1]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2033	100	109
	Summit County Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2029	250	248
	Toledo-Lucas County Port Authority Auto Parking Revenue (University of Toledo Parking Project)	4.000%	1/1/2033	275	277
	University of Akron College & University Revenue	5.000%	1/1/2027	155	155
	University of Akron College & University Revenue	5.000%	1/1/2029	95	95
	University of Akron College & University Revenue	5.000%	1/1/2030	95	101
[5]	University of Akron College & University Revenue	5.000%	1/1/2033	235	235
	University of Akron College & University Revenue, ETM	5.000%	1/1/2030	5	5
[4,5]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.469%	6/1/2036	100	99
					17,300
27

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oklahoma (0.7%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Yukon Public School Project)	5.000%	9/1/2029	620	659
	Cleveland Educational Facilities Authority Lease (Appropriation) Revenue (Cleveland Public School Project)	5.000%	9/1/2028	210	218
	Cleveland Educational Facilities Authority Lease (Appropriation) Revenue (Cleveland Public School Project)	5.000%	9/1/2029	130	137
	Clinton Public Works Authority Lease (Appropriation) Revenue (Clinton Public School Project)	5.000%	10/1/2032	380	412
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2032	100	111
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/2030	170	171
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	100	105
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2030	165	180
	Oklahoma Capitol Improvement Authority Lease Revenue (Capitol Repair Project)	5.000%	1/1/2030	80	82
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	100	105
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2028	500	515
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	6.000%	9/1/2057	100	112
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2029	100	100
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2032	100	111
	Stephens County Educational Facilities Authority Lease (Appropriation) Revenue (Marlow Public Schools Project)	5.000%	9/1/2031	250	268
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	4.000%	11/15/2027	290	290
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2031	100	110
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2032	100	111
	University of Oklahoma College & University Revenue	5.000%	7/1/2028	100	105
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2029	100	107
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2030	115	125
					4,134
Oregon (0.8%)
	Oregon (Article XI-M Seismic Projects) GO	5.000%	6/1/2031	155	159
	Oregon (Article Xi-Q State Project) GO	5.000%	5/1/2031	150	167
	Oregon GO	5.000%	5/1/2031	150	150
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	275	276
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	250	266
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2032	580	630
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	55	55
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/2051	180	182
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	5.500%	7/1/2055	290	315
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	100	112
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	475	485
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Verde Pines Project) PUT	3.100%	2/1/2028	100	100
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2028	100	100
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	310	314
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2028	525	526
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	4.125%	11/15/2032	70	70
	Oregon State Lottery Revenue	5.000%	4/1/2029	100	107
	Oregon State Lottery Revenue	5.000%	4/1/2031	100	111
	Oregon Tri-County Metropolitan Transportation District Government Fund/Grant Revenue	5.000%	10/1/2028	350	364
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/2032	105	105
	Portland OR Water System Water Revenue	4.000%	4/1/2033	100	100
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/2028	155	161
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/2032	150	150
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2032	125	102
	Washington Clackamas & Yamhill Counties School District No. 88J GO	5.000%	6/15/2029	50	53
					5,160
Pennsylvania (5.3%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	175	186
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	160	169
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2034	135	142
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	11/15/2047	970	963
	Allegheny County PA GO	4.000%	11/1/2034	105	107
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2027	50	51
[3]	Bethel Park School District GO	5.000%	8/1/2029	100	107
[3]	Bethel Park School District GO	5.000%	8/1/2031	100	110
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2031	215	230
	Borough of Lansdale PA GO	3.000%	12/1/2033	285	273
[2]	Brentwood PA School District GO	5.000%	5/15/2028	170	177
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	300	300
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	460	472
28

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	545	558
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	245	251
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/2029	105	103
	Clairton Municipal Authority Sewer Revenue	5.000%	12/1/2030	650	692
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2032	75	75
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	100	104
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	110	115
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	720	748
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	280	291
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	120	124
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	250	258
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	55	56
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	125	132
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	100	110
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	200	223
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	100	113
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	105
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	175	184
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2030	120	126
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2032	375	375
[4]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	2.928%	3/1/2057	355	355
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	75	76
	Easton Area School District GO	5.000%	2/1/2031	655	670
	Easton Area School District GO	4.000%	4/1/2032	235	236
	Easton Area School District GO	4.000%	4/1/2033	50	50
[2]	Erie School District GO	5.000%	4/1/2029	1,060	1,119
	Exeter Township School District GO	5.000%	9/1/2031	300	324
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	375	381
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2027	975	981
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	260	276
	General Authority of Southcentral Pennsylvania College & University Revenue (AICUP Financing Program - York College Program)	5.000%	11/1/2033	70	71
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2029	50	51
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	4.125%	7/1/2027	100	99
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	4.250%	7/1/2029	225	223
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	130	140
	Lehigh County Authority Water Revenue	0.000%	12/1/2029	100	89
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2030	250	253
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2031	105	105
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	125	130
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	4.750%	5/1/2028	150	150
	Monroe County PA IDA Tax Increment/Allocation Revenue (Tobyhanna Township Project)	5.000%	7/1/2031	100	103
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	150	156
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2032	300	315
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	3.000%	12/1/2030	130	125
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2029	100	101
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	200	206
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	415	425
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2031	215	224
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2032	155	161
	New Wilmington Municipal Authority College & University Revenue (Westminster College Project)	4.000%	5/1/2033	100	96
[2]	Norristown Area School District GO	4.000%	9/1/2033	585	587
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2027	50	50
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2030	70	70
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2031	150	151
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	205	222
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	3.000%	8/15/2033	105	101
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2027	525	534
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	150	159
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2031	250	272
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/2032	80	80
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/2033	100	100
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	100	107
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	100	109
29

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	11/15/2047	180	179
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2028	70	70
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2028	150	154
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	100	102
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	55	55
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/2030	145	154
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.250%	11/1/2030	50	48
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	100	100
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/2031	200	200
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2032	100	100
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2033	500	509
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2033	195	211
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	6/15/2029	90	96
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	10/1/2028	250	250
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	180	175
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	355	369
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	557	589
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	945	1,022
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	190	205
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	515	559
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	155	175
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	250	283
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	100	114
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2056	100	112
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	100	99
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	100	100
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	210	210
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2028	100	92
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	200	200
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2029	60	54
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	150	155
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	100	101
[5]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	150	155
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	310	336
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	550	615
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2027	200	203
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2030	160	162
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2027	250	252
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2028	85	86
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	50	51
	Philadelphia IDA College & University Revenue	5.000%	11/1/2027	250	257
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	110	113
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	110	112
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	110	111
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2031	405	407
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2030	135	139
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	145	146
[2,4,5]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.348%	9/1/2040	100	99
	School District of Philadelphia GO	5.000%	9/1/2027	100	103
	School District of Philadelphia GO	5.000%	9/1/2027	300	302
	School District of Philadelphia GO	5.000%	9/1/2029	450	453
	School District of Philadelphia GO	5.000%	9/1/2030	150	160
	School District of Philadelphia GO	5.000%	9/1/2030	100	101
	School District of Philadelphia GO	5.000%	9/1/2032	280	293
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2027	210	216
	Souderton Area School District GO	4.000%	9/1/2033	1,515	1,545
[1]	State Public School Building Authority College & University Revenue	5.000%	10/1/2030	290	313
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2030	105	113
[2]	Trinity Area School District GO	5.000%	11/1/2032	200	224
	Upper Providence Township PA GO	1.500%	5/1/2027	90	87
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2027	75	76
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	50	51
					32,386
Puerto Rico (0.9%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	1,095	1,115
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	402	423
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	659	712
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	200	200
30

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	141	140
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/2026	170	172
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	140	142
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	160	165
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	215	228
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	253	244
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	796	717
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	1,064	889
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	17	14
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	522	402
					5,563
Rhode Island (0.5%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2029	200	201
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2030	75	75
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2031	225	226
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2029	120	128
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2030	510	552
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	50	50
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	350	378
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	100	100
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue (Public Schools Revenue Bond Financing Program)	5.000%	5/15/2031	150	165
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.300%	4/1/2028	100	100
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	25	25
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	100	112
[6]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2027	100	100
[6]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/2027	590	590
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/2029	100	100
					2,902
South Carolina (1.4%)
	Aiken County SC Consolidated School District Special Obligation Revenue	4.000%	6/1/2034	155	158
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	100	101
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2031	110	111
	Lexington County SC School District No. 1 GO	3.500%	2/1/2029	190	190
[6]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2029	120	128
[6]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2030	105	114
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	360	386
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	1,320	1,415
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2031	500	512
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2032	150	152
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2033	215	217
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2034	685	691
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2028	100	104
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2030	100	108
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2027	135	140
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2031	100	111
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2030	150	156
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2030	100	104
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	55	57
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	280	290
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	100	100
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	100	109
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	450	504
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	30	30
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	55	55
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	125	127
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2027	150	155
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2030	150	166
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	50	55
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	145	163
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2056	1,140	1,269
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/2027	75	75
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	100	100
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	100	100
31

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/2031	280	280
					8,533
South Dakota (0.3%)
[2]	Lawrence County SD COP	5.000%	12/1/2030	130	141
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	330	337
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	820	867
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	140	153
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	100	112
	South Dakota State Building Authority Lease (Appropriation) Revenue	4.000%	6/1/2028	125	129
	South Dakota State Building Authority Lease (Appropriation) Revenue	4.000%	6/1/2033	100	101
					1,840
Tennessee (3.0%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	455	479
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	80	84
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (Espero Chatanooga Project) PUT	3.000%	11/1/2027	80	80
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (One Westside Phase 2B Project) PUT	2.950%	5/1/2029	100	100
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	280	280
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.050%	4/1/2029	100	100
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	165	171
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	105	113
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	960	1,041
	Kingsport Tennessee Industrial Development Board Local or Guaranteed Housing Revenue (Stonecrest Apartments Project) PUT	2.950%	9/1/2028	100	100
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	50	50
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	255	269
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	240	243
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	50	51
[5]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	100	99
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/2026	100	100
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	360	361
	Memphis Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (Greenbriar Apartments Project) PUT	3.550%	6/1/2027	325	327
	Memphis TN GO	4.000%	5/1/2032	105	107
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2028	70	73
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2029	250	251
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2026	100	100
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	855	909
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	175	176
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	115	122
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	620	622
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	200	221
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	160	180
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.000%	5/1/2030	75	80
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Burning Tree Apartments Project) PUT	5.000%	10/1/2027	280	288
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/2028	495	496
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	300	300
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.650%	7/1/2028	125	126
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	360	362
	Metropolitan Government Nashville & Davidson County Industrial Development Board Local or Guaranteed Housing Revenue (Trinity Lane Apartments Project) PUT	3.150%	7/1/2029	100	100
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	275	295
	Murfreesboro TN GO	4.000%	6/1/2028	100	100
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2031	465	513
32

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2033	285	323
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2030	295	303
	Oak Ridge Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	100	100
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	650	702
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	100	102
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	125	127
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	100	107
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	280	284
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	100	106
	Shelby County TN GO	5.000%	4/1/2027	140	143
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	985	998
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	1,605	1,693
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	1,440	1,530
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	150	151
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	200	202
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	900	962
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	320	329
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.550%	7/1/2031	180	180
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	2.450%	7/1/2030	70	68
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	300	303
					18,182
Texas (10.7%)
[3,11]	Aldine Independent School District GO	5.000%	2/15/2032	100	111
[11]	Aldine Independent School District GO	4.000%	2/15/2033	100	101
[11]	Argyle Independent School District GO PUT	4.000%	8/15/2027	275	279
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	25	27
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2029	275	274
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2028	100	105
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2030	155	156
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/2027	500	503
[11]	Austin Independent School District GO	5.000%	8/1/2028	100	105
[11]	Austin Independent School District GO	4.000%	8/1/2033	950	969
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2029	100	108
	Austin TX GO	5.000%	9/1/2027	100	103
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2032	155	175
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2033	170	194
	Bastrop TX GO	5.000%	8/1/2033	460	515
[11]	Belton Independent School District GO	4.000%	2/15/2033	110	110
[3]	Bexar County Hospital District GO	5.000%	2/15/2031	100	109
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2028	100	99
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/2028	145	145
[11]	Boerne Independent School District GO PUT	4.000%	2/1/2028	300	305
	Bryan TX Electric System Electric Power & Light Revenue	4.000%	7/1/2032	150	150
[11]	Burleson Independent School District GO	5.000%	8/1/2028	100	105
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	1/1/2027	300	300
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	100	106
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2033	135	138
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/2027	115	115
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2028	100	104
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2030	100	108
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	1,360	1,454
[11]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	150	150
[11]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	140	141
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/2028	75	78
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2026	150	151
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2031	930	1,017
[11]	Crowley Independent School District GO	5.000%	2/1/2033	100	113
[11]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2029	250	266
[11]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	250	271
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	150	152
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	200	203
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.050%	8/1/2028	115	115
[11]	Dallas Independent School District GO PUT	5.000%	2/15/2027	720	732
[11]	Dallas Independent School District GO, Prere. PUT	5.000%	2/15/2027	130	132
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2033	375	375
[5]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	115	115
	Del Mar College District GO	5.000%	8/15/2031	90	91
	Del Mar College District GO	4.000%	8/15/2034	125	125
33

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Denton Independent School District GO PUT	4.000%	8/15/2030	200	208
	Denton TX GO	5.000%	2/15/2028	190	190
[11]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	100	100
[11]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/2027	50	51
[11]	Ector County Independent School District GO PUT	4.000%	8/15/2027	260	264
[2]	El Paso County Hospital District GO	5.000%	2/15/2027	100	102
[2]	El Paso County Hospital District GO	5.000%	2/15/2030	100	107
	El Paso County Hospital District GO	4.000%	8/15/2032	155	154
[2]	El Paso County Hospital District GO	5.000%	8/15/2032	790	866
[3,11]	El Paso Independent School District GO	5.000%	8/15/2033	100	113
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2031	530	539
	EP Forty649 PFC Local or Guaranteed Housing Revenue (Forty649 Apartments Project)	5.000%	1/1/2033	360	389
[11]	Fairfield Independent School District GO	5.000%	8/15/2032	100	112
[11]	Forney Independent School District GO	5.000%	8/15/2031	100	111
[2]	Fort Bend County Municipal Utility District No. 35 GO	4.000%	9/1/2031	140	140
[11]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	100	101
[11]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	100	102
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	4.000%	10/1/2035	100	98
[11]	Galena Park Independent School District GO	3.000%	8/15/2030	250	250
[11]	Garland Independent School District GO	4.000%	2/15/2028	275	275
	Garland TX GO	5.000%	2/15/2030	150	162
	Garland TX Water & Sewer System Water Revenue	5.000%	3/1/2027	125	127
	Garland TX Water & Sewer System Water Revenue	5.000%	3/1/2032	100	111
[2]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2028	285	299
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	655	676
[3]	Grayson County TX Junior College District GO	5.000%	2/15/2032	250	277
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	100	110
[11]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2030	100	108
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	205	220
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	165	174
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	50	50
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	250	269
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	250	276
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	210	236
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	815	861
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	500	543
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	1,055	1,153
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.470%	7/1/2049	125	125
	Harris County Flood Control District GO	5.000%	10/1/2031	100	107
	Harris County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	100	100
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	250	256
[1]	Harris County Municipal Utility District No. 71 GO	4.000%	9/1/2029	55	55
[1]	Harris County Municipal Utility District No. 82 GO	2.000%	10/1/2031	50	45
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2030	110	120
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2033	250	258
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, Prere.	0.000%	11/15/2031	50	39
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, Prere.	0.000%	11/15/2031	50	35
[11]	Hays Consolidated Independent School District GO	5.000%	2/15/2030	100	108
[11]	Hays Consolidated Independent School District GO	4.000%	2/15/2033	150	151
	HHA Fountainview PFC Local or Guaranteed Housing Revenue PUT	2.750%	10/1/2028	100	100
	Hidalgo County Drain District No. 1 GO	3.125%	9/1/2028	1,450	1,443
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2031	365	389
	Hidalgo County TX GO	4.000%	8/15/2034	160	161
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.050%	2/1/2028	100	100
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	100	101
	Houston Independent School District GO PUT	5.000%	7/15/2028	390	407
[2]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2029	135	145
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2031	330	330
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2032	160	160
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2033	195	195
	Houston TX GO	5.000%	3/1/2030	100	106
	Houston TX GO	5.000%	3/1/2032	100	111
	Houston TX GO	5.000%	3/1/2033	100	113
[11]	Hutto Independent School District GO PUT	4.000%	8/1/2028	100	102
	Ingleside TX GO	5.000%	2/1/2030	120	129
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2028	245	246
[11]	Irving Independent School District GO	5.000%	2/15/2030	100	109
	Irving TX GO	3.000%	9/15/2028	75	75
	Irving TX GO	4.000%	9/15/2032	100	100
34

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Jacksboro Independent School District GO PUT	4.000%	8/15/2028	705	724
[11]	Katy Independent School District GO PUT	4.000%	8/15/2026	75	75
[11]	Kilgore Independent School District GO	5.000%	2/15/2027	125	127
[11]	Kilgore Independent School District GO PUT	4.000%	8/15/2026	30	30
[11]	Klein Independent School District GO	5.000%	8/1/2032	200	224
[2]	La Salle County TX GO	5.000%	3/1/2028	100	104
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	100	99
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2029	100	99
[11]	Leander Independent School District GO	0.000%	8/15/2029	100	91
[11]	Leander Independent School District GO	0.000%	8/15/2031	100	85
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	2.960%	4/1/2027	100	100
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	100	100
[5]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/2032	100	94
	Lone Star College System GO	4.000%	2/15/2029	200	200
[11]	Longview Independent School District GO	5.000%	2/15/2029	100	106
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2032	100	111
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	1,450	1,581
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	110	110
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	150	150
	Lubbock Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2028	100	99
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	200	201
[7]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	490	509
[2]	Mckinney Municipal Utility District No. 2 GO	4.000%	9/1/2033	350	358
[11]	Medina Valley Independent School District GO PUT	2.850%	2/15/2029	100	100
[11]	Navarro Independent School District GO PUT	4.000%	2/15/2028	165	169
[11]	New Caney Independent School District GO PUT	4.000%	8/15/2027	990	1,004
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	60	60
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.250%	7/1/2032	100	101
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	250	246
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/2027	80	82
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	5.000%	4/1/2030	150	150
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	4.000%	4/1/2032	200	200
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	200	199
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	345	367
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	100	110
[11]	North East TX Independent School District GO	5.000%	8/1/2031	100	111
[11]	North East TX Independent School District GO PUT	3.750%	8/1/2027	320	323
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/2031	100	98
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/2026	117	117
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2032	145	150
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	100	54
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	125	116
[11]	Northside Independent School District GO PUT	3.000%	8/1/2026	85	85
[11]	Northside Independent School District GO PUT	2.000%	6/1/2027	240	237
[11]	Northside Independent School District GO PUT	3.450%	8/1/2027	1,480	1,488
[11]	Northside Independent School District GO PUT	3.550%	6/1/2028	155	157
[11]	Northwest Independent School District GO	4.000%	2/15/2027	30	30
[11]	Northwest Independent School District GO	5.000%	2/15/2031	100	110
	Nueces County TX GO	5.000%	2/15/2032	160	174
	Odessa Junior College District GO	5.000%	8/15/2031	135	138
	Odessa TX GO	5.000%	3/1/2027	205	208
	Odessa TX GO	5.000%	3/1/2028	300	310
	Pearland TX GO	5.000%	3/1/2030	30	30
	Pearland TX GO	5.000%	9/1/2031	125	138
	Pearland TX GO	5.000%	9/1/2032	100	111
	Pearland TX Waterworks & Sewer System Water Revenue	4.000%	9/1/2026	50	50
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2031	125	132
	Pearland TX Waterworks & Sewer System Water Revenue	4.000%	9/1/2032	190	192
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	100	103
[11]	Plainview Independent School District GO PUT	4.000%	8/15/2026	75	75
	Plano TX GO	3.000%	9/1/2027	100	100
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/2030	140	153
	Potter County TX GO	3.000%	2/1/2028	145	145
[11]	Prosper Independent School District GO	5.000%	2/15/2029	100	107
[11]	Prosper Independent School District GO	5.000%	2/15/2030	100	109
[11]	Prosper Independent School District GO PUT	4.000%	8/15/2026	155	156
[11]	Prosper Independent School District GO PUT	4.000%	8/15/2028	260	266
[11]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	120	131
35

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Round Rock Independent School District GO PUT	5.000%	8/1/2031	855	952
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2027	325	327
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	175	180
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	150	151
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2032	375	376
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2033	150	150
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	215	211
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	875	877
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	355	348
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	100	100
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	180	180
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	725	721
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	715	714
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	325	322
[11]	San Antonio TX Independent School District GO	5.000%	8/15/2028	85	90
[11]	Sinton Independent School District GO PUT	4.000%	8/15/2026	100	100
[11]	Spring Branch Independent School District GO	5.000%	2/1/2029	140	149
[11]	Spring Independent School District GO	4.000%	8/15/2031	265	266
	Stephen F Austin State University College & University Revenue	4.000%	10/15/2034	105	106
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	125	125
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	440	440
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	100	105
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	235	256
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	145	152
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	540	577
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	120	123
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	175	175
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	860	918
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2030	370	402
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	1,175	1,265
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	200	219
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	100	111
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	1,120	1,231
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2033	360	397
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	315	323
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	310	312
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2029	125	125
[11]	Temple TX Independent School District GO	4.000%	2/1/2033	335	335
[11]	Texarkana Independent School District GO PUT	4.000%	8/15/2026	220	221
[11]	Texas City Independent School District GO	4.000%	8/15/2034	150	152
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/2029	180	194
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	200	200
	Texas GO	5.000%	4/1/2032	100	100
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	150	152
[4]	Texas Municipal Gas Acquisition & Supply Corp. II Natural Gas Revenue, 66% of TSFR3M + 0.863%	3.287%	9/15/2027	230	230
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	175	180
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	125	130
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	135	142
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	350	373
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	390	418
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	2,740	2,898
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/2030	55	58
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2034	695	741
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2030	145	148
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	700	742
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	215	226
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	2.800%	2/1/2027	100	100
	Texas Water Development Board Water Revenue	5.000%	8/1/2027	75	77
	Texas Water Development Board Water Revenue	5.000%	8/1/2029	125	129
	Texas Water Development Board Water Revenue	4.000%	10/15/2031	105	105
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	455	461
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	60	60
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	50	51
	Texas Woman's University College & University Revenue	5.000%	7/1/2028	100	105
	Texas Woman's University College & University Revenue	5.000%	7/1/2030	100	109
	THF Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.340%	2/1/2029	190	191
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/2027	360	361
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	250	252
[11]	Tyler Independent School District GO	4.000%	2/15/2031	150	151
36

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Houston College & University Revenue	5.000%	2/15/2027	50	51
	University of Houston College & University Revenue	4.000%	2/15/2028	175	175
	University of North Texas System College & University Revenue	5.000%	4/15/2032	135	138
[11]	Venus Independent School District GO	5.000%	8/15/2032	250	279
	Victory Street Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	100	100
	Williamson County TX GO	5.000%	2/15/2029	50	53
					65,478
Utah (0.4%)
	University of Utah College & University Revenue	4.000%	8/1/2033	125	126
	Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project)	5.000%	9/1/2030	195	202
	Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project)	5.000%	9/1/2033	215	222
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	225	226
	Utah Housing Corp. Local or Guaranteed Housing Revenue	3.300%	1/1/2032	210	208
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	185	210
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	100	114
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	100	114
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2056	210	239
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/2027	100	100
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.180%	2/1/2029	100	100
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2029	100	99
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.950%	4/1/2029	350	349
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2029	100	100
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	100	101
	Utah State University Local or Guaranteed Housing Revenue	5.000%	4/1/2027	110	112
					2,622
Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2026	100	100
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	225	225
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	170	170
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	30	30
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	11/1/2056	100	112
					637
Virgin Islands (0.1%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2029	100	105
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2030	300	320
					425
Virginia (0.7%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	150	162
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	250	267
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2027	200	200
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2029	365	363
	Franklin County VA IDA Intergovernmental Agreement Revenue	5.000%	10/15/2030	100	103
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2029	200	201
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	100	100
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	3.500%	12/1/2029	75	75
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/2026	100	100
	Petersburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.375%	5/1/2027	225	226
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2031	100	106
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	100	100
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2033	100	101
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2029	70	73
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2030	100	104
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2031	80	80
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.400%	6/1/2028	60	60
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.700%	1/1/2029	130	129
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	4/1/2029	100	100
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	10/1/2029	100	100
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	3/1/2031	500	495
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	470	470
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2027	65	67
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	70	72
	Virginia Public School Authority Special Obligation Revenue	3.000%	2/1/2033	40	40
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	95	96
					3,990
37

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington (1.8%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/2033	350	350
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/2029	300	307
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/2027	100	100
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/2029	55	55
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	115	118
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2030	105	108
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2031	150	152
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/2032	215	220
	King County Public Hospital District No. 1 GO	5.000%	12/1/2027	50	51
	King County Public Hospital District No. 1 GO	5.000%	12/1/2032	100	101
	King County Public Hospital District No. 2 GO	5.000%	12/1/2030	140	152
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2027	100	104
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2031	100	112
	King County School District No. 411 Issaquah GO	3.000%	12/1/2030	105	105
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2030	165	165
[4]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.850%	1/1/2040	430	428
	Lincoln & Spokane Counties School District No. 9 Reardan-Edwall GO	4.000%	12/1/2031	440	440
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	5.000%	12/1/2029	100	105
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	4.000%	12/1/2032	100	101
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2032	80	81
	Seattle WA GO	4.000%	12/1/2031	50	50
	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	295	280
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2032	190	190
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	290	292
	Vancouver Housing Authority Local or Guaranteed Housing Revenue	5.000%	8/1/2029	100	104
	Washington GO	4.000%	7/1/2027	225	229
	Washington GO	5.000%	8/1/2031	75	75
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	100	100
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	180	188
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	55	58
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	100	107
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	200	205
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	125	129
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	200	215
[5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	165	179
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	115	125
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	500	510
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	390	401
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	185	194
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	190	200
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	235	258
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	80	82
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	65	68
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	110	113
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	250	250
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	155	172
[2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	1,040	1,105
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	370	378
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	5.000%	5/1/2029	75	76
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2033	130	131
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2028	140	144
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2030	140	144
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	75	77
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2033	50	51
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2030	80	85
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2031	140	149
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.375%	1/1/2033	100	100
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2028	110	112
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	228	220
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	200	203
					11,104
West Virginia (0.4%)
	Fayette County WV Board of Education COP	5.000%	7/1/2032	105	115
[2]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2029	100	106
38

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	100	102
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	200	202
	West Virginia Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/1/2026	50	50
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2030	85	85
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	115	115
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	680	704
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	180	183
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2033	180	195
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	100	102
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/2029	60	64
[1]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2027	100	102
[1]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2029	100	106
					2,231
Wisconsin (2.2%)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	275	276
	Madison WI Sewer System Sewer Revenue	4.000%	12/1/2031	100	100
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2029	250	252
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2032	240	242
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2033	130	131
	Milwaukee WI GO	3.000%	3/1/2031	60	59
	Milwaukee WI GO	4.000%	4/1/2031	145	146
	Milwaukee WI GO	5.000%	4/1/2031	50	54
[2]	Milwaukee WI GO	5.000%	12/1/2031	300	329
	Milwaukee WI Sewerage System Sewer Revenue	4.000%	6/1/2027	200	200
	Milwaukee WI Sewerage System Sewer Revenue	4.000%	6/1/2028	250	250
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2031	85	82
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2033	205	193
	Public Finance Authority College & University Revenue	5.000%	6/1/2028	100	103
	Public Finance Authority College & University Revenue	5.000%	6/1/2030	100	104
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	160	160
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	810	821
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	125	128
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2029	125	126
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	400	421
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.000%	6/1/2027	105	107
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	450	460
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	4.000%	10/1/2030	20	21
[5]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	49	49
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	150	150
	Public Finance Authority Intergovernmental Agreement Revenue PUT	3.625%	6/15/2031	105	105
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2029	240	248
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	50	51
[4,5]	Public Finance Authority Local or Guaranteed Housing Revenue, 67% of SOFR + 1.150%	3.582%	12/1/2068	920	920
	Racine Unified School District Miscellaneous Revenue	4.000%	4/1/2030	125	128
	Sheboygan Falls School District GO	4.000%	4/1/2028	100	100
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	1,490	1,620
	Waunakee Community School District GO	3.250%	4/1/2028	100	100
[3]	Wisconsin GO	5.000%	5/1/2030	100	107
[3]	Wisconsin GO	5.000%	5/1/2031	100	108
[3]	Wisconsin GO	5.000%	5/1/2032	100	110
[3]	Wisconsin GO	5.000%	5/1/2033	100	111
[3]	Wisconsin GO	5.000%	5/1/2034	100	112
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2031	255	256
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2032	50	50
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2032	400	424
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2028	130	135
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	100	105
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	100	107
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	100	107
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	250	267
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	70	70
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	50	51
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2031	250	252
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2032	160	161
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	100	110
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	185	203
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2032	130	137
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	140	142
39

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	50	50
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	205	206
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	145	156
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2033	150	164
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2054	315	345
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	145	158
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	100	111
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.750%	9/1/2056	100	110
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	50	50
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	75	75
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2028	100	100
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/2027	450	456
					13,342
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2030	720	741
Total Tax-Exempt Municipal Bonds (Cost $602,359)					602,804
Taxable Municipal Bonds (0.0%)
Puerto Rico (0.0%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	118	81
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	24	16
Total Taxable Municipal Bonds (Cost $87)					97
				Shares
Temporary Cash Investments (1.1%)
Investment Company (1.1%)
[12]	Vanguard Municipal Low Duration Fund (Cost $6,528)	3.451%		652,808	6,528
Total Investments (99.9%) (Cost $608,974)					609,429
Other Assets and Liabilities—Net (0.1%)					800
Net Assets (100%)					610,229
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $7,788, representing 1.3% of net assets.
6	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

See accompanying Notes, which are an integral part of the Financial Statements.
40

Short Duration Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $602,446)	602,901
Affiliated Issuers (Cost $6,528)	6,528
Total Investments in Securities	609,429
Investment in Vanguard	13
Receivables for Investment Securities Sold	461
Receivables for Accrued Income	7,593
Receivables for Capital Shares Issued	7,647
Total Assets	625,143
Liabilities
Due to Custodian	101
Payables for Investment Securities Purchased	14,784
Payables to Vanguard	29
Total Liabilities	14,914
Net Assets	610,229
At April 30, 2026, net assets consisted of:

Paid-in Capital	608,219
Total Distributable Earnings (Loss)	2,010
Net Assets	610,229

Net Assets
Applicable to 7,980,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	610,229
Net Asset Value Per Share	$76.47

See accompanying Notes, which are an integral part of the Financial Statements.
41

Short Duration Tax-Exempt Bond ETF
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1]	7,229
Total Income	7,229
Expenses
The Vanguard Group—Note C
Investment Advisory Services	29
Management and Administrative	189
Marketing and Distribution	11
Custodian Fees	5
Shareholders’ Reports	6
Trustees’ Fees and Expenses	—
Other Expenses	11
Total Expenses	251
Net Investment Income	6,978
Realized Net Gain (Loss)
Investment Securities Sold[1]	(58)
Futures Contracts	(18)
Swap Contracts	24
Realized Net Gain (Loss)	(52)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(2,184)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,742
1	Interest income from an affiliated company of the fund was $70. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
42

Short Duration Tax-Exempt Bond ETF
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	November 19, 2024[1] to October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,978	3,784
Realized Net Gain (Loss)	(52)	1
Change in Unrealized Appreciation (Depreciation)	(2,184)	2,639
Net Increase (Decrease) in Net Assets Resulting from Operations	4,742	6,424
Distributions
Total Distributions	(6,108)	(3,048)
Capital Share Transactions
Issued	335,902	272,318
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(1)
Net Increase (Decrease) from Capital Share Transactions	335,902	272,317
Total Increase (Decrease)	334,536	275,693
Net Assets
Beginning of Period	275,693	—
End of Period	610,229	275,693
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
43

Short Duration Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	November 19, 2024[1] to October 31, 2025
Net Asset Value, Beginning of Period	$76.58	$75.00
Investment Operations
Net Investment Income[2]	1.267	2.416
Net Realized and Unrealized Gain (Loss) on Investments	(.183)	1.160
Total from Investment Operations	1.084	3.576
Distributions
Dividends from Net Investment Income	(1.194)	(1.996)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.194)	(1.996)
Net Asset Value, End of Period	$76.47	$76.58
Total Return	1.42%	4.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$610	$276
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	3.33%	3.35%[3]
Portfolio Turnover Rate	7%	13%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
44

Short Duration Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Short Duration Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchage, Inc; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at April 30, 2026.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2026, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.The fund had no open Municipal Market Data (MMD) Rate Lock contracts at April 30, 2026.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
45

Short Duration Tax-Exempt Bond ETF
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $13,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	602,804	—	602,804
Taxable Municipal Bonds	—	97	—	97
Temporary Cash Investments	6,528	—	—	6,528
Total	6,528	602,901	—	609,429
E.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	608,979
Gross Unrealized Appreciation	2,172
Gross Unrealized Depreciation	(1,722)
Net Unrealized Appreciation (Depreciation)	450
46

Short Duration Tax-Exempt Bond ETF
F.	During the six months ended April 30, 2026, the fund purchased $362,673,000 of investment securities and sold $29,285,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2026	November 19, 2024[1] to October 31, 2025
	Shares (000)	Shares (000)
Issued	4,380	3,600
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	4,380	3,600
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2026, one shareholder was the record or beneficial owner of 39% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0392 062026
47

Financial Statements
For the six-months ended April 30, 2026
Vanguard Long-Term Tax-Exempt Bond ETF

Contents
Financial Statements	1

Long-Term Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (0.6%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.250%	7/1/2047	70	73
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2040	100	112
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2042	125	138
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2045	10	11
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	35	36
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2039	70	75
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	125	126
	Auburn University College & University Revenue	4.000%	6/1/2041	10	10
	Decatur AL Waterworks & Sewer Water Revenue	4.000%	8/15/2050	25	22
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/2056	20	19
	Jefferson County AL Sewer Revenue	5.000%	10/1/2036	25	27
	Jefferson County AL Sewer Revenue	5.000%	10/1/2037	70	76
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	55	60
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	135	147
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	10	11
	Jefferson County AL Sewer Revenue	5.250%	10/1/2043	15	16
	Jefferson County AL Sewer Revenue	5.250%	10/1/2044	10	11
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	20	21
	Jefferson County AL Sewer Revenue	5.250%	10/1/2049	215	222
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	220	230
	University of Alabama College & University Revenue	3.500%	7/1/2042	130	122
	Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/2041	10	10
					1,575
Alaska (0.0%)
	Anchorage AK Solid Waste Services Resource Recovery Revenue	5.250%	11/1/2062	50	51
Arizona (0.9%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2037	75	87
	Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	25	24
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2050	50	52
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2054	25	26
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2054	50	52
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2051	10	9
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/2053	10	10
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2054	60	60
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2051	10	8
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2061	25	20
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2051	15	12
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	50	39
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2041	5	5
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2047	35	35
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	15	15
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2040	35	35
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2044	10	10
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	60	63
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	100	103
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2049	10	9
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2049	110	112
	Queen Creek AZ COP	5.250%	10/1/2056	65	68
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2037	5	6
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	10	10
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2042	20	22
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2043	200	221
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2054	135	140
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.250%	1/1/2054	170	180
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2037	10	10
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2039	40	40
1

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	50	54
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2044	150	162
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2048	125	131
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2050	100	104
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	250	264
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2055	235	249
					2,447
Arkansas (0.3%)
	Fayetteville School District No. 1 GO	2.750%	6/1/2046	135	98
	Fayetteville School District No. 1 GO	3.000%	6/1/2050	90	67
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2047	35	34
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2050	100	93
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/2053	50	47
	Springdale School District No. 50 GO	3.000%	6/1/2047	105	79
	Springdale School District No. 50 GO	3.000%	6/1/2051	55	39
	University of Arkansas College & University Revenue	5.000%	12/1/2045	100	105
	University of Arkansas College & University Revenue	5.000%	4/1/2052	175	180
					742
California (16.4%)
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2051	45	13
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	150	40
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/2037	0.000%	10/1/2048	100	59
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/2037	0.000%	10/1/2049	65	38
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/2037	0.000%	10/1/2050	100	58
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	70	70
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	15	15
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	20	18
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/2046	40	38
[3]	Allan Hancock CA Joint Community College District GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/2047	60	46
	Anaheim Union High School District GO	4.500%	8/1/2050	140	142
	Anaheim Union High School District GO	4.625%	8/1/2052	20	20
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	25	24
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	85	85
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2039	100	120
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	125	149
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	50	55
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	10	11
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2042	110	109
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	230	274
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	20	22
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	75	83
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	25	27
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2047	50	47
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	145	105
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	135	89
	Burbank Unified School District GO	5.000%	8/1/2054	30	32
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2048	10	10
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2051	70	75
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2056	65	69
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	65	77
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	35	42
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	115	135
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	60	69
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2048	25	25
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	150	170
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	155	101
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	95	106
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2053	55	55
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	325	342
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	50	53
2

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	35	37
California GO	4.000%	8/1/2036	35	37
California GO	5.000%	8/1/2036	95	108
California GO	5.000%	8/1/2036	90	104
California GO	4.000%	9/1/2036	15	15
California GO	4.000%	10/1/2036	35	36
California GO	5.000%	10/1/2036	5	6
California GO	2.000%	11/1/2036	20	17
California GO	4.000%	11/1/2036	25	26
California GO	5.000%	11/1/2036	55	59
California GO	5.000%	12/1/2036	65	70
California GO	5.000%	3/1/2037	155	178
California GO	5.000%	8/1/2037	185	213
California GO	4.000%	9/1/2037	50	50
California GO	5.000%	9/1/2037	55	55
California GO	5.000%	9/1/2037	120	135
California GO	5.000%	9/1/2037	50	56
California GO	4.000%	10/1/2037	40	41
California GO	5.000%	10/1/2037	70	76
California GO	4.000%	11/1/2037	25	26
California GO	4.000%	3/1/2038	65	67
California GO	5.000%	3/1/2038	50	57
California GO	4.000%	8/1/2038	45	45
California GO	4.000%	11/1/2038	45	46
California GO	5.000%	8/1/2039	100	112
California GO	5.000%	9/1/2039	5	5
California GO	5.000%	9/1/2039	25	28
California GO	5.000%	9/1/2039	50	56
California GO	5.000%	10/1/2039	85	92
California GO	5.000%	10/1/2039	15	17
California GO	5.000%	10/1/2040	30	34
California GO	5.000%	8/1/2041	125	141
California GO	5.000%	9/1/2041	215	233
California GO	4.000%	10/1/2041	85	87
California GO	3.000%	11/1/2041	35	32
California GO	5.000%	11/1/2041	50	56
California GO	4.000%	4/1/2042	55	56
California GO	5.000%	8/1/2042	365	411
California GO	5.000%	9/1/2042	50	54
California GO	5.000%	10/1/2042	175	192
California GO	5.000%	10/1/2042	20	23
California GO	5.000%	11/1/2042	80	87
California GO	5.000%	8/1/2043	15	17
California GO	4.000%	9/1/2043	235	237
California GO	5.000%	9/1/2043	20	22
California GO	5.000%	9/1/2043	80	88
California GO	5.000%	10/1/2043	25	28
California GO	2.250%	11/1/2043	100	74
California GO	5.000%	3/1/2044	55	61
California GO	5.000%	8/1/2044	70	78
California GO	5.250%	8/1/2044	50	56
California GO	5.000%	9/1/2044	25	27
California GO	4.000%	10/1/2044	50	50
California GO	5.000%	10/1/2044	45	50
California GO	5.000%	3/1/2045	75	82
California GO	5.000%	8/1/2045	60	66
California GO	5.000%	8/1/2045	95	104
California GO	5.000%	10/1/2045	45	50
California GO	5.250%	10/1/2045	25	27
California GO	5.000%	11/1/2045	100	109
California GO	4.000%	3/1/2046	50	49
California GO	4.000%	8/1/2046	50	49
California GO	2.375%	10/1/2046	45	32
California GO	5.000%	4/1/2047	10	11
California GO	4.000%	9/1/2047	20	20
California GO	3.625%	10/1/2047	25	22
California GO	5.000%	10/1/2047	95	103
California GO	4.000%	11/1/2047	5	5
California GO	5.000%	11/1/2047	135	137
3

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/2048	70	74
	California GO	5.000%	10/1/2048	30	32
	California GO	4.125%	3/1/2049	50	49
	California GO	5.000%	3/1/2049	75	80
	California GO	4.000%	4/1/2049	50	48
	California GO	5.000%	8/1/2049	45	48
	California GO	3.000%	10/1/2049	30	23
	California GO	5.000%	10/1/2049	30	31
	California GO	2.500%	12/1/2049	95	64
	California GO	3.000%	12/1/2049	15	12
	California GO	2.500%	3/1/2050	20	13
	California GO	3.000%	3/1/2050	50	38
	California GO	4.000%	3/1/2050	15	14
	California GO	5.000%	8/1/2050	490	522
	California GO	4.000%	10/1/2050	100	96
	California GO	5.250%	10/1/2050	35	37
	California GO	3.000%	11/1/2050	45	34
	California GO	5.000%	11/1/2050	100	106
	California GO	2.375%	10/1/2051	110	70
	California GO	4.125%	10/1/2051	20	19
	California GO	5.250%	10/1/2051	150	163
	California GO	3.000%	4/1/2052	65	49
	California GO	4.000%	9/1/2052	10	9
	California GO	5.000%	9/1/2052	20	21
	California GO	5.000%	9/1/2053	45	47
	California GO	5.250%	9/1/2053	160	170
	California GO	5.250%	8/1/2054	70	75
	California GO	5.000%	3/1/2055	190	200
	California GO	5.250%	8/1/2055	245	264
	California GO	5.000%	11/1/2055	100	105
	California GO	5.000%	10/1/2056	90	95
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	60	61
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2050	100	105
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	65	65
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	100	106
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	25	26
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2039	40	42
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2040	10	10
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2041	75	77
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2042	80	82
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2043	100	102
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	55	56
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	100	101
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2045	45	45
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2046	60	60
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/2053	10	10
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	50	52
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	40	38
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2048	25	23
	California Municipal Finance Authority Transit Revenue	5.250%	9/1/2051	50	53
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2056	10	11
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2060	25	26
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2060	50	53
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	100	31
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	65	71
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2038	20	22
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2039	65	73
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	90	99
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	40	44
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	155	163
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2036	45	52
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2037	120	138
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2038	105	120
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2040	265	299
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	60	68
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	5	6
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	55	62
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	5	6
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2038	10	12
4

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2039	50	58
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	205	230
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2044	100	110
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	150	157
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	70	77
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	50	49
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	5	5
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2047	15	16
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	155	163
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2050	100	105
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2036	25	27
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	80	78
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	85	89
	California State University College & University Revenue	5.000%	11/1/2036	25	25
	California State University College & University Revenue	4.000%	11/1/2045	50	49
	California State University College & University Revenue	5.500%	11/1/2045	105	118
	California State University College & University Revenue	5.500%	11/1/2046	55	62
	California State University College & University Revenue	5.250%	11/1/2048	75	81
	California State University College & University Revenue	4.000%	11/1/2049	70	67
	California State University College & University Revenue	5.500%	11/1/2049	5	6
	California State University College & University Revenue	5.250%	11/1/2050	100	109
	California State University College & University Revenue	5.250%	11/1/2053	15	16
	California State University College & University Revenue	5.500%	11/1/2055	50	54
	California State University College & University Revenue	4.625%	11/1/2056	50	51
	California State University College & University Revenue	5.250%	11/1/2056	100	107
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2042	25	25
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2047	20	20
[1]	Centinela Valley Union High School District GO	4.000%	8/1/2050	140	133
	Chabot-Las Positas Community College District GO	4.000%	8/1/2037	50	50
	Chabot-Las Positas Community College District GO	4.000%	8/1/2047	60	58
	Chino Valley Unified School District GO	4.000%	8/1/2045	40	40
	Chino Valley Unified School District GO	5.000%	8/1/2055	60	62
	Chino Valley Unified School District GO	5.000%	8/1/2055	50	53
	Citrus Community College District GO	5.000%	8/1/2049	15	16
	Clovis Unified School District GO	4.000%	8/1/2048	75	72
[1]	Coachella CA Valley Unified School District GO	0.000%	8/1/2043	110	53
	Coast Community College District GO	0.000%	8/1/2041	10	5
	Coast Community College District GO	0.000%	8/1/2043	20	10
[2]	Colton Joint Unified School District GO	5.000%	8/1/2055	5	5
[1]	Corona-Norco Unified School District GO	0.000%	8/1/2039	15	9
	Desert Community College District GO	4.000%	8/1/2039	50	50
	Desert Community College District GO	4.000%	8/1/2051	65	61
	Desert Community College District GO	4.000%	8/1/2051	25	24
	Desert Sands Unified School District GO	4.000%	8/1/2050	100	96
	Downey Unified School District GO	4.000%	8/1/2048	100	96
	Downey Unified School District GO	4.000%	8/1/2052	15	14
	Dublin Unified School District GO	4.250%	8/1/2053	45	44
[4]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	55	65
[4]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	50	59
[4]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2039	40	47
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	25	26
[4]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2051	50	54
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2054	5	5
[4]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2056	45	48
	El Camino Community College District Foundation GO	0.000%	8/1/2038	50	32
[1]	El Monte Union High School District GO	0.000%	6/1/2042	10	5
	Elk Grove Unified School District GO	4.000%	8/1/2048	30	28
	Elk Grove Unified School District GO	4.500%	8/1/2053	10	10
	Elk Grove Unified School District GO	4.500%	8/1/2055	20	20
	Escondido Union High School District GO	0.000%	8/1/2051	40	12
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	50	49
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2055	45	47
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	10	7
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	180	173
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/2053	115	103
	Fremont Union High School District GO	4.000%	8/1/2046	35	35
	Fresno Unified School District GO	4.000%	8/1/2041	110	109
	Fresno Unified School District GO	4.000%	8/1/2046	50	48
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	90	85
[2]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2049	25	26
5

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Glendale Community College District GO	4.000%	8/1/2050	105	97
	Glendale Community College District GO	4.125%	8/1/2050	100	96
	Glendale Community College District GO	5.000%	8/1/2055	150	158
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2047	25	24
[2]	Hayward Unified School District GO	4.000%	8/1/2043	40	40
[1]	Hayward Unified School District GO	4.000%	8/1/2050	25	24
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	25	25
[2]	Irvine CA Special Tax Revenue	4.000%	9/1/2058	25	22
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2060	15	16
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/2053	50	48
[2]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.000%	9/1/2048	50	53
[2]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/2058	15	14
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2047	5	5
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2049	10	10
	Long Beach Unified School District GO	0.000%	8/1/2038	50	30
	Long Beach Unified School District GO	4.000%	8/1/2050	50	48
	Long Beach Unified School District GO	4.000%	8/1/2053	25	24
	Long Beach Unified School District GO	4.375%	8/1/2053	10	10
	Long Beach Unified School District GO	4.500%	8/1/2055	50	50
	Long Beach Unified School District GO	4.500%	8/1/2057	15	15
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	5	5
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	10	10
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	30	31
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	70	72
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	65	74
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	100	113
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	150	155
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	65	73
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	45	46
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	100	109
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	95	105
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	175	176
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	50	50
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	90	97
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	10	11
	Los Angeles CA Unified School District GO	5.250%	7/1/2047	110	118
	Los Angeles CA Unified School District GO	5.250%	7/1/2048	65	70
	Los Angeles CA Unified School District GO	4.000%	7/1/2049	75	71
	Los Angeles CA Unified School District GO	5.000%	7/1/2049	100	106
	Los Angeles CA Unified School District GO	5.250%	7/1/2049	100	108
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	15	16
	Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2047	85	86
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	30	31
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2052	75	71
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2055	115	122
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	130	139
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	50	53
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/2048	80	76
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	80	83
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	20	21
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	45	47
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	10	10
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	30	33
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	90	90
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	20	20
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	80	88
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	50	49
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2046	80	87
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2047	100	108
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/2050	20	15
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2050	100	109
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	20	22
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2054	85	92
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	55	59
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	40	46
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	70	75
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	35	36
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	60	64
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	25	28
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	195	205
6

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	20	22
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	40	38
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	25	24
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	70	73
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2048	5	5
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2051	200	215
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	100	107
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	75	82
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	35	38
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	85	93
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	25	27
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	130	138
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	75	81
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	100	108
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	50	52
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	160	169
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	100	108
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	335	338
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	55	58
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	115	123
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	50	54
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	85	92
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	75	79
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	150	158
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	45	48
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	150	159
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	40	41
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	30	31
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	50	52
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	40	41
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	70	70
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	70	72
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	100	104
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	35	35
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	25	25
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	30	30
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	80	81
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	40	41
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	190	194
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2056	120	125
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	105	117
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	95	100
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	5	6
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	5	6
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	100	105
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	100	110
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	85	89
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	25	27
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	65	71
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	15	16
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	20	21
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	105	110
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	130	136
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	255	261
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	35	37
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	10	11
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	45	46
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2047	20	19
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	95	97
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	45	46
7

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	40	41
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	85	86
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	35	36
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	5	5
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2055	15	15
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	120	127
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	60	61
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.500%	5/1/2055	130	139
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/2048	20	22
	Montebello Unified School District GO	4.000%	8/1/2046	80	77
	Mount San Antonio Community College District GO	0.000%	8/1/2046	225	87
	Mount San Antonio Community College District GO	2.250%	8/1/2046	15	10
	Mount San Antonio Community College District GO	4.000%	8/1/2049	40	38
	Mount San Antonio Community College District GO	4.000%	8/1/2049	10	10
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2055	40	37
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2036	5	6
[1]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	80	49
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2051	45	42
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	100	106
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	70	70
	Palo Alto Unified School District GO	3.250%	8/1/2042	50	46
	Pasadena Unified School District GO	5.250%	8/1/2050	165	178
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2051	40	41
	Peralta Community College District GO	5.000%	8/1/2050	100	106
	Peralta Community College District GO	5.500%	8/1/2052	50	53
	Perris CA Union High School District GO	3.000%	9/1/2045	25	20
[1]	Perris CA Union High School District GO	4.000%	9/1/2048	80	77
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2042	90	47
	Pomona Unified School District GO	5.000%	8/1/2055	65	68
	Poway Unified School District GO	0.000%	8/1/2046	55	22
	Poway Unified School District GO	0.000%	8/1/2051	75	23
[1]	Rialto Unified School District GO	0.000%	8/1/2036	30	20
	Rio Hondo CA Community College District GO	0.000%	8/1/2044	25	11
	Rio Hondo CA Community College District GO	5.250%	8/1/2055	115	123
[1]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/2052	55	58
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2060	55	9
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2061	30	5
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2062	35	5
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2063	35	5
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2064	20	3
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2065	30	4
	Riverside Community College District GO	4.000%	8/1/2054	25	24
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	50	52
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	100	97
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2047	5	5
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	40	30
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	100	103
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2038	15	15
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2039	25	26
	Riverside Unified School District GO	4.000%	8/1/2042	200	199
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2047	25	25
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/2049	50	48
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2050	50	52
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2053	15	16
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/2054	15	14
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2054	60	62
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/2054	20	21
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2041	200	200
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2049	5	5
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2054	70	73
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2054	50	53
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2055	65	60
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2036	20	23
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	50	53
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	25	25
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2048	5	5
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2049	50	53
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2050	90	93
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2053	65	68
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2054	120	126
8

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2038	15	17
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	120	101
	San Bernardino Community College District GO	4.125%	8/1/2049	50	49
	San Bernardino Community College District GO	0.000%	8/1/2050	50	14
	San Diego CA Unified School District GO	0.000%	7/1/2037	45	31
	San Diego CA Unified School District GO	0.000%	7/1/2038	90	59
	San Diego CA Unified School District GO	0.000%	7/1/2040	15	9
	San Diego CA Unified School District GO	0.000%	7/1/2042	25	13
	San Diego CA Unified School District GO	5.000%	7/1/2042	10	12
	San Diego CA Unified School District GO	5.000%	7/1/2043	10	11
[4]	San Diego CA Unified School District GO	5.000%	7/1/2043	50	59
[4]	San Diego CA Unified School District GO	5.000%	7/1/2044	50	59
	San Diego CA Unified School District GO	0.000%	7/1/2045	50	22
	San Diego CA Unified School District GO	2.000%	7/1/2045	40	27
	San Diego CA Unified School District GO	4.000%	7/1/2045	20	20
	San Diego CA Unified School District GO	4.000%	7/1/2046	115	113
	San Diego CA Unified School District GO	5.000%	7/1/2046	50	54
	San Diego CA Unified School District GO	4.000%	7/1/2047	50	48
	San Diego CA Unified School District GO	5.000%	7/1/2047	100	108
	San Diego CA Unified School District GO	3.250%	7/1/2048	50	41
	San Diego CA Unified School District GO	5.000%	7/1/2048	145	154
	San Diego CA Unified School District GO	0.000%	7/1/2049	25	9
	San Diego CA Unified School District GO	4.000%	7/1/2049	60	58
	San Diego CA Unified School District GO	3.000%	7/1/2050	50	38
	San Diego CA Unified School District GO	4.000%	7/1/2050	25	24
	San Diego CA Unified School District GO	4.125%	7/1/2050	40	39
	San Diego CA Unified School District GO	5.000%	7/1/2050	100	106
	San Diego CA Unified School District GO	4.250%	7/1/2052	40	39
	San Diego CA Unified School District GO	4.000%	7/1/2053	80	75
	San Diego CA Unified School District GO	4.000%	7/1/2053	110	103
	San Diego CA Unified School District GO	4.000%	7/1/2054	125	117
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2040	25	27
	San Diego Community College District GO	5.000%	8/1/2042	5	6
	San Diego Community College District GO	5.000%	8/1/2044	50	56
	San Diego Community College District GO	5.000%	8/1/2045	80	88
	San Diego Community College District GO	4.000%	8/1/2050	140	135
	San Diego Community College District GO	5.000%	8/1/2055	100	106
	San Diego County CA COP	5.000%	10/1/2053	40	42
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	35	36
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	30	32
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	50	52
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	85	90
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	235	238
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	20	19
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2051	30	31
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	185	168
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	15	15
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/2052	35	36
	San Diego County Water Authority Water Revenue	4.000%	5/1/2037	50	52
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	25	26
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	50	53
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/2049	40	31
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2052	100	94
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	65	68
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	50	53
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	50	52
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2048	5	5
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2049	10	11
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2050	75	71
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/2052	80	84
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	15	16
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	45	45
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	75	70
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	5	6
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	30	34
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	50	56
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	110	109
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	65	72
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2045	15	15
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	65	71
9

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2047	35	35
	San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/2047	50	53
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	80	60
	San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/2052	140	137
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2039	125	124
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	25	26
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	45	54
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	75	72
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2051	5	5
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2052	20	21
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2055	280	294
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	50	54
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	35	37
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	80	85
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	10	11
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2048	10	10
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2048	105	113
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	15	16
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2053	20	21
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	90	88
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2043	30	30
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	50	53
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2049	100	96
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	110	117
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2050	40	38
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	155	162
[2]	San Francisco Community College District GO	5.250%	6/15/2049	50	54
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	50	48
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2051	50	46
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/2041	50	49
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	50	45
	San Jose Evergreen Community College District GO	4.000%	9/1/2045	65	65
	San Juan Unified School District GO	4.000%	8/1/2049	20	19
	San Marcos Unified School District GO	0.000%	8/1/2047	40	15
	San Marcos Unified School District GO	5.250%	8/1/2050	125	135
	San Marcos Unified School District GO	0.000%	8/1/2051	65	20
	San Marcos Unified School District GO	5.250%	8/1/2055	25	27
	San Mateo CA Foster City School District GO	4.000%	8/1/2048	65	64
[3]	San Mateo Foster City CA School District GO, 6.625% coupon rate effective 8/1/2026	0.000%	8/1/2042	10	11
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2044	25	25
[3]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	10	11
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	50	27
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2047	135	109
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2049	20	16
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2053	50	47
	Santa Clara Unified School District GO	3.500%	7/1/2042	40	38
	Santa Monica Community College District GO	4.000%	8/1/2047	20	19
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2050	75	79
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2040	20	22
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2046	5	5
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2048	25	26
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2049	40	41
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	25	27
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2036	50	55
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2048	45	46
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	110	114
	Southwestern Community College District GO	4.000%	8/1/2047	25	24
[2]	Stockton Unified School District GO	5.000%	8/1/2049	45	47
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2050	45	43
	Sweetwater Union High School District GO	4.000%	8/1/2042	35	35
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2041	150	76
10

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2044	40	17
	University of California College & University Revenue	5.000%	5/15/2036	220	257
	University of California College & University Revenue	5.000%	11/15/2036	80	94
	University of California College & University Revenue	5.000%	5/15/2037	160	179
	University of California College & University Revenue	5.000%	5/15/2037	45	51
	University of California College & University Revenue	5.000%	5/15/2037	35	40
	University of California College & University Revenue	5.000%	11/15/2037	50	58
	University of California College & University Revenue	5.000%	11/15/2037	30	35
	University of California College & University Revenue	5.000%	11/15/2038	50	57
	University of California College & University Revenue	5.000%	5/15/2039	55	62
	University of California College & University Revenue	5.000%	11/15/2039	100	118
	University of California College & University Revenue	4.000%	5/15/2040	65	66
	University of California College & University Revenue	5.000%	5/15/2040	50	56
	University of California College & University Revenue	5.000%	5/15/2040	15	17
	University of California College & University Revenue	5.000%	5/15/2040	170	193
	University of California College & University Revenue	5.250%	5/15/2040	5	6
	University of California College & University Revenue	5.250%	5/15/2040	80	97
	University of California College & University Revenue	5.500%	5/15/2040	50	59
	University of California College & University Revenue	5.000%	11/15/2040	75	85
	University of California College & University Revenue	5.000%	11/15/2040	75	85
	University of California College & University Revenue	5.000%	5/15/2041	5	5
	University of California College & University Revenue	5.000%	11/15/2041	80	90
	University of California College & University Revenue	5.000%	5/15/2042	80	88
	University of California College & University Revenue	5.000%	5/15/2042	80	88
	University of California College & University Revenue	5.000%	11/15/2042	50	56
	University of California College & University Revenue	5.000%	11/15/2042	10	11
	University of California College & University Revenue	5.000%	5/15/2043	100	103
	University of California College & University Revenue	5.000%	5/15/2043	40	44
	University of California College & University Revenue	5.000%	5/15/2043	45	49
	University of California College & University Revenue	5.000%	11/15/2044	50	55
	University of California College & University Revenue	5.000%	5/15/2045	10	11
	University of California College & University Revenue	5.000%	11/15/2045	20	22
	University of California College & University Revenue	5.000%	5/15/2046	20	22
	University of California College & University Revenue	4.000%	5/15/2047	75	73
	University of California College & University Revenue	5.000%	5/15/2048	50	51
	University of California College & University Revenue	2.500%	5/15/2050	55	38
	University of California College & University Revenue	4.000%	5/15/2050	105	99
	University of California College & University Revenue	4.000%	5/15/2051	50	47
	University of California College & University Revenue	5.000%	5/15/2052	225	235
	University of California College & University Revenue	5.000%	5/15/2053	175	185
	University of California College & University Revenue	5.000%	5/15/2054	175	184
	University of California College & University Revenue	4.000%	5/15/2055	110	102
	University of California College & University Revenue	5.250%	5/15/2055	60	65
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	105	105
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	15	16
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	10	10
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	275	275
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	70	67
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	75	79
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2047	100	95
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	180	182
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2048	65	62
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2048	125	128
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	40	30
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2051	5	5
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2052	75	76
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2058	165	168
	Upland Unified School District GO	0.000%	8/1/2045	50	21
	Upland Unified School District GO	0.000%	8/1/2050	40	14
	Ventura Unified School District GO	4.250%	8/1/2051	50	49
	Ventura Unified School District GO	5.250%	8/1/2055	50	53
[2]	Vista Unified School District GO	5.250%	8/1/2048	50	53
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2054	25	26
					42,439
Colorado (1.4%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2047	25	26
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2048	25	26
	Adams County CO COP	4.000%	12/1/2045	30	29
	Adams County School District No. 1 GO	5.250%	12/1/2040	35	35
11

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2038	25	27
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2039	75	81
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	50	57
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	90	101
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2044	55	61
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2043	95	96
	Aurora CO Water Revenue	2.250%	8/1/2051	15	9
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	20	23
[1]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2049	15	16
[1]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2050	30	32
	Colorado COP	3.000%	12/15/2036	120	112
	Colorado COP	4.000%	12/15/2036	10	10
	Colorado COP	4.000%	12/15/2038	25	25
	Colorado COP	6.000%	12/15/2038	40	47
	Colorado COP	4.000%	12/15/2039	10	10
	Colorado COP	4.000%	12/15/2039	45	46
	Colorado COP	6.000%	12/15/2039	25	29
	Colorado COP	4.000%	12/15/2040	5	5
	Colorado COP	4.000%	3/15/2042	125	123
	Colorado COP	4.000%	3/15/2044	50	49
	Colorado COP	4.000%	3/15/2046	50	48
	Colorado COP	5.000%	11/1/2053	60	62
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Denver University Project)	4.625%	3/1/2051	350	342
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Denver University Project)	5.250%	3/1/2056	65	67
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2047	125	126
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2056	85	83
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2046	10	10
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2048	25	27
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2050	85	91
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2051	100	91
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2052	5	5
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2055	40	42
	Denver City & County Board of Water Commissioners Water Revenue	2.125%	12/15/2050	50	31
	Denver City & County School District No. 1 GO	5.000%	12/1/2036	5	5
	Denver City & County School District No. 1 GO	5.250%	12/1/2036	105	122
	Denver City & County School District No. 1 GO	5.250%	12/1/2037	5	6
	Denver City & County School District No. 1 GO	4.000%	12/1/2045	40	39
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2043	185	185
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2047	65	68
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/2053	75	78
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	145	139
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	90	82
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2039	45	51
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2040	5	3
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2041	15	8
	El Paso County School District No. 20 Academy GO	4.000%	12/15/2040	10	10
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.250%	12/1/2049	165	177
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	4.000%	12/1/2046	60	56
	Pueblo County CO (Jail Project) COP	4.500%	7/1/2046	25	25
	Pueblo County CO (Jail Project) COP	5.000%	7/1/2049	70	71
	Pueblo County CO (Jail Project) COP	4.625%	7/1/2052	30	29
	Regional Transportation District Sales Tax Revenue	2.000%	11/1/2041	25	19
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/2036	70	77
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	2.250%	11/1/2045	95	68
	University of Colorado College & University Revenue	4.000%	6/1/2043	90	89
	Weld County School District No. RE-4 GO	5.250%	12/1/2047	40	43
					3,550
Connecticut (0.8%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	4.000%	2/1/2038	105	107
	Connecticut GO	4.000%	3/15/2036	55	55
	Connecticut GO	5.000%	8/15/2036	40	46
	Connecticut GO	4.000%	1/15/2037	30	31
	Connecticut GO	4.000%	4/15/2037	180	181
	Connecticut GO	5.000%	8/15/2037	50	57
	Connecticut GO	3.000%	1/15/2038	25	23
	Connecticut GO	4.000%	4/15/2038	30	30
	Connecticut GO	5.000%	11/15/2038	100	112
	Connecticut GO	3.000%	1/15/2039	10	9
12

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	8/15/2040	70	78
Connecticut GO	5.000%	11/15/2041	5	6
Connecticut GO	5.000%	8/15/2042	100	111
Connecticut GO	5.000%	8/15/2045	90	97
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	10	10
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	45	46
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	30	31
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	20	22
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	100	113
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	35	40
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2038	85	87
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2038	75	80
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	100	113
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2039	10	10
Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/2040	35	32
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2040	25	28
Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2040	15	17
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2041	100	107
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2042	100	111
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	30	33
Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	15	15
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2042	25	25
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	100	100
				1,963
District of Columbia (2.1%)
District of Columbia College & University Revenue	5.000%	4/1/2036	100	101
District of Columbia GO	5.000%	10/15/2036	60	63
District of Columbia GO	4.000%	2/1/2037	15	15
District of Columbia GO	5.000%	6/1/2037	90	103
District of Columbia GO	5.000%	8/1/2038	45	50
District of Columbia GO	4.000%	10/15/2039	20	20
District of Columbia GO	5.000%	6/1/2040	100	113
District of Columbia GO	5.000%	8/1/2040	100	111
District of Columbia GO	5.000%	1/1/2041	85	93
District of Columbia GO	5.000%	8/1/2041	45	50
District of Columbia GO	5.000%	1/1/2042	35	38
District of Columbia GO	5.000%	6/1/2042	20	20
District of Columbia GO	5.000%	6/1/2042	50	56
District of Columbia GO	5.000%	6/1/2043	45	46
District of Columbia GO	5.000%	8/1/2043	85	93
District of Columbia GO	5.000%	8/1/2044	10	11
District of Columbia GO	5.000%	1/1/2045	65	69
District of Columbia GO	5.000%	6/1/2045	30	33
District of Columbia GO	5.250%	1/1/2048	25	27
District of Columbia GO	5.000%	8/1/2049	100	105
District of Columbia Income Tax Revenue	5.000%	6/1/2036	50	57
District of Columbia Income Tax Revenue	5.000%	7/1/2036	140	154
District of Columbia Income Tax Revenue	5.000%	10/1/2036	150	170
District of Columbia Income Tax Revenue	5.000%	12/1/2036	50	55
District of Columbia Income Tax Revenue	4.000%	3/1/2037	70	71
District of Columbia Income Tax Revenue	5.000%	6/1/2037	10	11
District of Columbia Income Tax Revenue	5.000%	3/1/2038	40	42
District of Columbia Income Tax Revenue	5.000%	5/1/2038	25	28
District of Columbia Income Tax Revenue	5.000%	7/1/2038	75	82
District of Columbia Income Tax Revenue	5.000%	6/1/2039	120	135
District of Columbia Income Tax Revenue	5.000%	7/1/2039	35	38
District of Columbia Income Tax Revenue	5.000%	3/1/2040	75	79
District of Columbia Income Tax Revenue	5.000%	5/1/2040	100	110
District of Columbia Income Tax Revenue	5.000%	5/1/2041	15	16
District of Columbia Income Tax Revenue	5.000%	5/1/2042	5	5
District of Columbia Income Tax Revenue	5.000%	7/1/2042	5	5
District of Columbia Income Tax Revenue	4.000%	3/1/2044	10	10
District of Columbia Income Tax Revenue	2.625%	3/1/2045	100	75
District of Columbia Income Tax Revenue	4.000%	3/1/2045	15	15
District of Columbia Income Tax Revenue	5.000%	6/1/2045	5	5
District of Columbia Income Tax Revenue	5.000%	7/1/2047	25	26
District of Columbia Income Tax Revenue	5.250%	5/1/2048	125	132
District of Columbia Income Tax Revenue	5.000%	6/1/2050	110	115
District of Columbia Income Tax Revenue	5.250%	6/1/2050	100	106
13

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	15	17
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2038	15	17
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	100	113
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2040	45	51
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2042	70	77
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2044	5	5
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2049	35	36
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/2050	5	5
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2052	25	25
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	255	150
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	75	70
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2047	35	35
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	140	124
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2050	50	36
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	165	145
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/2053	30	19
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2053	15	10
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	135	118
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	60	51
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	30	32
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	145	147
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	20	21
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	30	32
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2043	125	124
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2044	15	16
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	40	41
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2046	50	48
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/2047	25	24
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2051	100	106
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	100	104
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2054	25	26
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2055	45	47
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/2056	50	48
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2056	25	26
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/2059	150	143
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	90	94
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	35	36
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2036	180	184
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2037	65	66
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2042	300	305
					5,533
Florida (4.0%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/2042	35	34
	Broward County FL School District COP	5.000%	7/1/2036	150	163
	Broward County FL School District GO	5.000%	7/1/2047	15	15
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2038	70	74
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2039	20	21
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2047	200	193
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.600%	3/1/2048	20	21
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2036	10	10
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2037	15	17
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	45	45
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	20	20
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2041	25	24
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2042	85	86
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	130	135
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	65	67
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2048	25	25
	Central Florida Expressway Authority Highway Revenue	3.125%	7/1/2049	80	62
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2049	5	5
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2054	80	83
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2027	60	62
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2048	130	131
	Delray Beach FL Water & Sewer Water Revenue	5.250%	10/1/2055	65	69
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2049	25	26
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	70	72
[2]	Florida Board of Governors College & University Revenue	4.250%	10/1/2053	20	19
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2047	15	16
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2048	50	48
14

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2049	100	73
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2051	125	89
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2051	45	42
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2051	150	139
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2052	60	62
	Florida Department of Transportation Turnpike System Highway Revenue	4.250%	7/1/2053	65	62
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2054	10	9
	Florida Department of Transportation Turnpike System Highway Revenue	4.250%	7/1/2055	120	114
	Florida Department of Transportation Turnpike System Highway Revenue	4.500%	7/1/2055	50	49
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2056	10	9
	Florida GO	5.000%	7/1/2050	55	58
	Florida GO	4.125%	7/1/2053	15	14
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2050	50	43
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	20	15
	Fort Lauderdale FL Water & Sewer Water Revenue	3.500%	9/1/2048	50	43
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	30	32
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/2053	205	221
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2044	25	25
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2049	25	23
	Fort Myers FL Utility System Water Revenue	5.250%	10/1/2053	105	110
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/2052	100	89
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	5	5
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2044	15	15
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2047	75	77
	Hillsborough County FL Miscellaneous Revenue	2.250%	8/1/2051	40	24
	Hillsborough County FL Utility Water Revenue	2.500%	8/1/2051	40	26
	Jacksonville FL General Fund Revenue	5.250%	10/1/2048	50	53
	Jacksonville FL General Fund Revenue	5.250%	10/1/2054	40	42
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	50	49
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2045	85	92
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2049	110	117
	JEA Water & Sewer System Water Revenue	5.500%	10/1/2054	70	75
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2055	150	158
	Lee County School Board COP	4.000%	8/1/2046	40	38
	Lee County School Board COP	4.000%	8/1/2048	25	23
	Lee County School Board COP	5.250%	8/1/2050	50	53
	Manatee County FL Appropriations Revenue	5.250%	10/1/2047	70	74
	Manatee County FL Appropriations Revenue	5.250%	10/1/2048	95	101
	Manatee County FL Appropriations Revenue	4.000%	10/1/2052	40	36
	Manatee FL Public Utilities Revenue Water Revenue	4.000%	10/1/2053	25	23
	Miami Beach FL GO	4.000%	5/1/2044	50	50
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	40	40
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2045	200	200
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/2047	130	130
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2047	20	20
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.500%	1/1/2049	60	65
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/2053	30	32
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2040	30	33
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2040	20	22
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2044	45	48
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2045	125	119
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	25	27
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	40	43
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2047	20	21
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2048	215	224
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2053	50	43
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2053	55	55
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2039	25	25
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	90	90
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2051	70	73
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/2055	35	36
	Miami-Dade County FL GO	5.000%	7/1/2037	45	45
[1]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/2049	250	82
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2039	30	30
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2040	25	25
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2048	130	134
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2051	70	72
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2054	100	102
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2039	25	25
15

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	100	107
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2044	35	37
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	25	26
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2049	100	91
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2049	25	26
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2051	60	61
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2052	90	92
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	35	35
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	50	50
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/2039	50	46
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	100	88
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2041	75	76
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2043	20	17
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2046	65	62
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	10	10
	Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/2047	30	24
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	80	74
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	90	83
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2049	160	118
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	240	218
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2049	25	26
	Miami-Dade County FL Water & Sewer System Water Revenue	4.125%	10/1/2050	5	5
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2051	60	44
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2051	25	23
	Miami-Dade County FL Water & Sewer System Water Revenue	4.500%	10/1/2051	55	54
	Miami-Dade County FL Water & Sewer System Water Revenue	5.250%	10/1/2054	65	68
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2055	150	155
	Miami-Dade County School Board GO	4.000%	3/15/2047	45	41
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2043	30	30
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2049	135	121
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/2050	90	66
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	100	100
	Orlando FL General Fund Revenue	5.000%	10/1/2051	25	26
	Orlando FL General Fund Revenue	5.250%	10/1/2055	65	69
[1]	Orlando FL Miscellaneous Revenue	5.125%	11/1/2050	70	73
[1]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2050	50	53
[1]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2055	50	53
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2036	50	57
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2038	75	85
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	105	118
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/2046	55	37
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2048	10	10
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2049	30	30
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	60	51
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/2044	35	34
	Peace River Manasota Regional Water Supply Authority Water Revenue	5.250%	10/1/2050	100	107
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	170	143
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2036	25	25
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2055	55	58
	Seminole County FL Special Obligation Revenue	5.000%	10/1/2052	50	51
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/2052	15	15
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/2039	75	84
	Tampa Bay Water Revenue	5.000%	10/1/2049	35	37
	Tampa Bay Water Revenue	5.000%	10/1/2052	45	47
	Tampa Bay Water Revenue	5.250%	10/1/2054	15	16
	Tampa FL College & University Revenue (University of Tampa Project)	4.000%	4/1/2050	90	79
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	100	39
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2049	165	50
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2053	80	19
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2050	100	103
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2052	50	52
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	100	102
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	115	120
	Tampa FL Water & Wastewater System Water Revenue	5.250%	10/1/2057	80	84
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2042	150	149
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2047	105	106
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2048	50	51
16

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/2049	165	168
					10,331
Georgia (0.9%)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2049	50	52
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2053	75	77
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/2043	10	9
[1]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	30	27
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	125	136
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2038	50	55
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2050	10	10
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2052	55	57
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/2041	50	44
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2042	25	19
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/2044	40	30
	Georgia GO	3.000%	2/1/2037	95	91
[1]	Georgia Municipal Electric Authority Electric Power & Light Revenue	4.125%	1/1/2049	60	56
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2060	180	179
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2060	25	25
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2048	55	55
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2052	50	51
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2056	20	20
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2059	100	100
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2062	10	10
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2063	50	49
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/2063	100	94
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2064	10	10
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	50	51
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2051	20	18
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	60	64
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2046	45	44
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/2051	75	51
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	120	112
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2052	90	84
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/2052	50	52
	Gwinnett County School District GO	4.000%	2/1/2037	35	36
	Gwinnett County School District GO	5.000%	2/1/2038	5	5
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2037	65	62
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/2038	50	49
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2039	40	37
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/2050	275	294
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2055	25	26
	Private Colleges & Universities Authority College & University Revenue	4.000%	10/1/2038	25	25
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/2039	10	10
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	20	23
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2045	10	11
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2048	10	10
					2,320
Hawaii (0.1%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2049	25	26
	Hawaii GO	4.000%	5/1/2036	45	45
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	75	85
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2038	15	15
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2042	50	50
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2049	35	36
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2053	10	11
					268
Idaho (0.1%)
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2048	75	78
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2049	55	58
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/2050	125	117
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/2047	65	68
	Idaho Housing & Finance Association Sales Tax Revenue	5.250%	8/15/2048	45	48
					369
Illinois (5.5%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.000%	4/1/2046	185	187
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	115	121
	Chicago IL GO	4.000%	1/1/2036	75	72
17

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.250%	1/1/2038	55	57
	Chicago IL GO	5.000%	1/1/2039	70	70
	Chicago IL GO	5.000%	1/1/2040	25	25
	Chicago IL GO	5.500%	1/1/2040	55	57
	Chicago IL GO	5.500%	1/1/2040	180	190
	Chicago IL GO	5.500%	1/1/2041	10	10
	Chicago IL GO	5.000%	1/1/2042	25	25
	Chicago IL GO	5.000%	1/1/2043	25	25
	Chicago IL GO	5.000%	1/1/2044	125	122
	Chicago IL GO	5.000%	1/1/2044	180	176
	Chicago IL GO	5.000%	1/1/2045	60	58
	Chicago IL GO	5.500%	1/1/2049	90	90
	Chicago IL GO	6.000%	1/1/2050	35	37
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2048	100	105
[1]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/2052	25	22
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2053	5	5
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2058	80	82
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/2040	100	101
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2048	150	156
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	25	26
[1]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	60	63
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2050	50	52
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2055	50	51
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	10	11
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	205	207
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	70	73
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	70	79
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	25	26
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2042	150	150
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	200	202
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	75	72
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2047	50	48
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	100	100
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	135	137
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2052	100	100
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2053	45	39
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2053	15	15
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2053	45	47
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/2056	95	90
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	100	102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	100	104
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2059	100	105
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2042	20	22
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2042	5	5
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	105	113
[2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	115	119
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	115	118
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2050	50	43
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2051	100	100
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/2051	35	37
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2052	100	102
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2056	35	37
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2057	75	76
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2059	50	53
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	95	93
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	140	148
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2036	95	95
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2039	45	44
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	25	29
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2038	50	56
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	65	65
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2039	75	84
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2040	45	44
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2048	100	105
	Illinois Finance Authority College & University Revenue	4.000%	4/1/2050	80	71
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2054	35	36
	Illinois Finance Authority Water Revenue	5.000%	7/1/2036	65	70
	Illinois Finance Authority Water Revenue	4.000%	7/1/2037	85	86
	Illinois Finance Authority Water Revenue	5.000%	7/1/2040	5	6
	Illinois Finance Authority Water Revenue	5.000%	7/1/2041	90	100
18

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.000%	5/1/2036	125	138
Illinois GO	5.000%	7/1/2036	40	43
Illinois GO	5.000%	9/1/2036	15	17
Illinois GO	5.000%	10/1/2036	85	93
Illinois GO	5.250%	10/1/2036	90	98
Illinois GO	5.000%	12/1/2036	40	44
Illinois GO	5.000%	2/1/2037	5	6
Illinois GO	5.000%	5/1/2037	5	5
Illinois GO	4.000%	7/1/2037	20	20
Illinois GO	4.000%	10/1/2037	50	49
Illinois GO	5.000%	12/1/2037	135	146
Illinois GO	5.000%	2/1/2038	100	109
Illinois GO	4.000%	3/1/2038	105	103
Illinois GO	5.250%	3/1/2038	60	65
Illinois GO	5.250%	5/1/2038	50	54
Illinois GO	5.000%	10/1/2038	20	21
Illinois GO	5.000%	12/1/2038	90	97
Illinois GO	5.000%	2/1/2039	55	60
Illinois GO	4.000%	3/1/2039	125	122
Illinois GO	5.000%	5/1/2039	30	32
Illinois GO	5.250%	5/1/2039	50	54
Illinois GO	5.000%	9/1/2039	25	27
Illinois GO	4.000%	10/1/2039	50	49
Illinois GO	5.000%	12/1/2039	30	32
Illinois GO	4.000%	3/1/2040	60	58
Illinois GO	5.250%	5/1/2040	5	5
Illinois GO	4.000%	10/1/2040	50	48
Illinois GO	4.000%	10/1/2040	30	29
Illinois GO	5.000%	1/1/2041	25	25
Illinois GO	5.000%	5/1/2041	50	53
Illinois GO	4.000%	10/1/2041	100	95
Illinois GO	5.500%	3/1/2042	175	188
Illinois GO	5.250%	5/1/2042	10	11
Illinois GO	4.000%	10/1/2042	25	24
Illinois GO	5.250%	4/1/2043	50	54
Illinois GO	5.250%	5/1/2043	20	21
Illinois GO	5.250%	5/1/2043	25	27
Illinois GO	5.250%	4/1/2044	50	54
Illinois GO	5.000%	12/1/2044	15	16
Illinois GO	5.250%	5/1/2045	150	158
Illinois GO	4.000%	10/1/2045	20	19
Illinois GO	5.000%	12/1/2045	25	26
Illinois GO	5.000%	3/1/2046	40	41
Illinois GO	5.250%	4/1/2046	55	58
Illinois GO	4.250%	5/1/2046	40	38
Illinois GO	5.250%	9/1/2046	90	94
Illinois GO	5.250%	5/1/2047	100	104
Illinois GO	5.500%	5/1/2047	190	198
Illinois GO	5.250%	9/1/2047	50	52
Illinois GO	5.000%	12/1/2047	80	81
Illinois GO	4.000%	10/1/2048	45	40
Illinois GO	5.000%	12/1/2048	75	76
Illinois GO	5.500%	4/1/2051	115	120
Illinois Sales Tax Revenue	5.000%	6/15/2036	80	88
Illinois Sales Tax Revenue	5.000%	6/15/2037	10	11
Illinois Sales Tax Revenue	5.000%	6/15/2038	25	27
Illinois Sales Tax Revenue	5.000%	6/15/2038	65	71
Illinois Sales Tax Revenue	5.000%	6/15/2039	110	120
Illinois Sales Tax Revenue	5.000%	6/15/2040	60	65
Illinois Sales Tax Revenue	5.000%	6/15/2042	30	32
Illinois Sales Tax Revenue	4.750%	6/15/2043	25	25
Illinois Sales Tax Revenue	5.000%	6/15/2043	140	150
Illinois Sales Tax Revenue	5.000%	6/15/2045	10	10
Illinois State Sales Tax Revenue	5.000%	6/15/2036	185	206
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	50	50
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	30	30
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2038	105	117
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	35	35
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	70	70
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	200	200
19

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	45	48
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	5	5
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	85	89
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	65	65
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	130	133
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	115	125
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	5	5
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2043	95	104
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	55	54
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	85	88
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	50	53
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	235	245
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	25	27
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	135	146
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	200	189
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	65	68
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	20	21
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2047	150	158
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	55	57
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	100	95
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2047	110	40
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	155	139
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	50	43
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2052	85	23
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	75	73
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	25	25
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2054	100	23
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	155	32
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	75	16
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2057	45	44
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2050	185	161
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2050	250	250
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	40	21
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2050	50	15
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	110	30
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2039	75	83
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2041	95	104
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2042	70	76
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2045	85	86
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2041	100	99
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	45	46
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	30	32
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	75	82
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2038	25	25
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	60	59
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	75	82
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	15	16
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	125	128
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/2043	120	123
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2044	150	153
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2045	55	57
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2046	40	41
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2048	40	36
[1]	University of Illinois Board of Trustees College & University Revenue	4.000%	4/1/2043	10	10
					14,301
Indiana (0.4%)
[2]	Fishers Town Hall Building Corp. Lease (Abatement) Revenue	5.625%	7/15/2053	90	98
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2038	90	94
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2039	30	31
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2053	10	10
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2036	25	26
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	40	40
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	5	5
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/2042	25	25
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	265	265
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	90	97
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2053	20	21
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2058	30	31
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/2044	25	24
20

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	3.840%	2/1/2054	35	31
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2054	5	5
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2040	30	33
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2039	25	25
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/2040	10	10
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2042	30	32
	Northern Indiana Commuter Transportation District Transit Revenue	5.250%	1/1/2049	25	26
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2054	75	77
					1,006
Iowa (0.0%)
	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	35	39
Kansas (0.1%)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2047	5	5
[1]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/2052	35	31
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2040	25	28
	Kansas Development Finance Authority College & University Revenue	4.500%	9/1/2054	50	49
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2050	10	10
					123
Kentucky (0.7%)
	Commonwealth of Kentucky (State Office Building Project) COP	4.000%	4/15/2048	75	68
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/2048	125	112
[1]	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2055	5	5
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/2039	20	19
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2042	50	50
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project 132)	5.000%	4/1/2036	10	11
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2036	100	113
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2037	5	6
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2040	205	226
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	70	77
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2042	95	104
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2044	150	161
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2037	75	85
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2043	5	6
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2045	5	5
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2036	65	74
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2043	15	16
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2045	135	145
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2037	25	28
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	140	113
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/2050	30	19
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2051	30	31
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	130	114
[1]	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2046	85	67
[2]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	9/1/2045	10	10
	University of Kentucky College & University Revenue	4.000%	4/1/2044	70	69
	University of Kentucky College & University Revenue	4.125%	10/1/2054	10	9
					1,743
Louisiana (0.4%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2045	80	78
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2042	20	20
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2039	95	105
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2039	100	111
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/2040	10	10
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2037	45	46
	Louisiana Public Facilities Authority College & University Revenue	5.000%	7/1/2046	65	65
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2046	50	50
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/2050	100	88
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/2052	65	67
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.250%	10/1/2053	50	49
	Louisiana Public Facilities Authority College & University Revenue (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project)	4.000%	1/1/2056	20	17
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/2045	105	108
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/2053	100	103
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2041	150	151
					1,068
Maine (0.0%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.250%	10/1/2054	15	16
21

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2045	50	48
					64
Maryland (0.6%)
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2049	150	152
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2046	80	80
	Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/2049	55	50
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2036	55	46
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2038	60	67
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	4.750%	7/1/2065	70	68
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.000%	7/1/2054	50	50
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.250%	7/1/2064	50	51
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/2058	10	11
	Maryland GO	5.000%	6/1/2036	20	23
	Maryland GO	4.000%	8/1/2036	5	5
	Maryland GO	5.000%	6/1/2037	50	57
	Maryland GO	5.000%	6/1/2038	50	57
	Maryland GO	5.000%	6/1/2038	160	180
	Maryland GO	5.000%	6/1/2039	10	11
	Maryland GO	5.000%	6/1/2040	110	124
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2049	10	9
	Maryland Stadium Authority Appropriations Revenue	2.750%	6/1/2051	100	68
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2051	10	9
	Maryland Stadium Authority Appropriations Revenue	5.250%	6/1/2051	10	10
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2052	30	27
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	65	67
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2050	30	32
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2046	125	131
	Maryland State Transportation Authority Highway Revenue	2.500%	7/1/2047	25	18
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2047	50	39
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Project)	5.000%	7/1/2037	5	6
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2040	25	28
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2050	90	83
	University System of Maryland College & University Revenue	4.000%	4/1/2051	30	28
					1,587
Massachusetts (4.1%)
	Commonwealth of Massachusetts GO	5.000%	5/1/2036	25	28
	Commonwealth of Massachusetts GO	5.000%	1/1/2037	35	39
	Commonwealth of Massachusetts GO	5.000%	1/1/2037	5	5
	Commonwealth of Massachusetts GO	4.000%	2/1/2037	15	15
	Commonwealth of Massachusetts GO	5.000%	4/1/2037	25	25
	Commonwealth of Massachusetts GO	5.000%	5/1/2037	20	23
	Commonwealth of Massachusetts GO	5.000%	6/1/2037	200	229
	Commonwealth of Massachusetts GO	4.000%	9/1/2037	45	45
	Commonwealth of Massachusetts GO	5.000%	10/1/2037	15	17
	Commonwealth of Massachusetts GO	5.000%	11/1/2037	50	56
	Commonwealth of Massachusetts GO	5.000%	12/1/2037	5	5
	Commonwealth of Massachusetts GO	5.000%	1/1/2038	5	6
	Commonwealth of Massachusetts GO	5.000%	1/1/2038	60	63
	Commonwealth of Massachusetts GO	5.000%	5/1/2038	55	61
	Commonwealth of Massachusetts GO	5.000%	1/1/2039	15	16
	Commonwealth of Massachusetts GO	5.000%	3/1/2039	50	56
	Commonwealth of Massachusetts GO	5.000%	6/1/2039	75	85
	Commonwealth of Massachusetts GO	3.000%	7/1/2039	120	109
	Commonwealth of Massachusetts GO	5.000%	8/1/2039	30	33
	Commonwealth of Massachusetts GO	3.000%	11/1/2039	10	9
	Commonwealth of Massachusetts GO	5.000%	3/1/2040	105	116
	Commonwealth of Massachusetts GO	5.000%	5/1/2040	10	10
	Commonwealth of Massachusetts GO	5.000%	7/1/2040	15	16
	Commonwealth of Massachusetts GO	5.000%	8/1/2040	95	106
	Commonwealth of Massachusetts GO	3.250%	9/1/2040	40	37
	Commonwealth of Massachusetts GO	5.000%	10/1/2040	40	44
	Commonwealth of Massachusetts GO	3.000%	11/1/2040	20	18
	Commonwealth of Massachusetts GO	4.000%	11/1/2040	25	25
	Commonwealth of Massachusetts GO	5.000%	1/1/2041	120	132
22

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	4.000%	2/1/2041	65	65
Commonwealth of Massachusetts GO	3.000%	4/1/2041	100	86
Commonwealth of Massachusetts GO	5.000%	5/1/2041	30	31
Commonwealth of Massachusetts GO	5.000%	7/1/2041	60	64
Commonwealth of Massachusetts GO	4.000%	9/1/2041	50	50
Commonwealth of Massachusetts GO	5.000%	11/1/2041	20	20
Commonwealth of Massachusetts GO	5.000%	3/1/2042	10	11
Commonwealth of Massachusetts GO	5.000%	5/1/2042	50	52
Commonwealth of Massachusetts GO	5.000%	5/1/2042	5	6
Commonwealth of Massachusetts GO	5.000%	6/1/2042	100	111
Commonwealth of Massachusetts GO	4.000%	9/1/2042	150	147
Commonwealth of Massachusetts GO	5.000%	11/1/2042	10	10
Commonwealth of Massachusetts GO	5.000%	12/1/2042	35	39
Commonwealth of Massachusetts GO	5.000%	12/1/2042	100	111
Commonwealth of Massachusetts GO	5.000%	1/1/2043	25	26
Commonwealth of Massachusetts GO	4.000%	2/1/2043	25	25
Commonwealth of Massachusetts GO	2.500%	3/1/2043	50	39
Commonwealth of Massachusetts GO	5.000%	5/1/2043	10	11
Commonwealth of Massachusetts GO	5.000%	11/1/2043	70	71
Commonwealth of Massachusetts GO	5.000%	12/1/2043	100	110
Commonwealth of Massachusetts GO	3.000%	4/1/2044	125	101
Commonwealth of Massachusetts GO	4.000%	9/1/2044	85	83
Commonwealth of Massachusetts GO	4.000%	12/1/2044	50	49
Commonwealth of Massachusetts GO	5.000%	6/1/2045	5	5
Commonwealth of Massachusetts GO	5.000%	7/1/2045	155	162
Commonwealth of Massachusetts GO	5.000%	12/1/2045	45	49
Commonwealth of Massachusetts GO	4.000%	4/1/2046	125	119
Commonwealth of Massachusetts GO	2.375%	9/1/2046	15	10
Commonwealth of Massachusetts GO	3.000%	9/1/2046	120	94
Commonwealth of Massachusetts GO	5.000%	10/1/2046	20	21
Commonwealth of Massachusetts GO	5.000%	11/1/2046	75	76
Commonwealth of Massachusetts GO	5.000%	12/1/2046	10	11
Commonwealth of Massachusetts GO	3.000%	3/1/2047	30	23
Commonwealth of Massachusetts GO	3.000%	4/1/2047	45	35
Commonwealth of Massachusetts GO	5.000%	4/1/2047	260	262
Commonwealth of Massachusetts GO	5.000%	4/1/2047	25	25
Commonwealth of Massachusetts GO	5.000%	5/1/2047	10	10
Commonwealth of Massachusetts GO	2.375%	9/1/2047	45	30
Commonwealth of Massachusetts GO	5.000%	10/1/2047	100	105
Commonwealth of Massachusetts GO	5.250%	10/1/2047	70	74
Commonwealth of Massachusetts GO	3.000%	2/1/2048	50	38
Commonwealth of Massachusetts GO	5.000%	5/1/2048	130	136
Commonwealth of Massachusetts GO	3.000%	7/1/2048	10	8
Commonwealth of Massachusetts GO	5.000%	7/1/2048	130	134
Commonwealth of Massachusetts GO	5.000%	11/1/2048	75	78
Commonwealth of Massachusetts GO	5.000%	12/1/2048	25	26
Commonwealth of Massachusetts GO	5.000%	1/1/2049	5	5
Commonwealth of Massachusetts GO	5.000%	1/1/2049	135	141
Commonwealth of Massachusetts GO	3.000%	3/1/2049	25	19
Commonwealth of Massachusetts GO	3.000%	4/1/2049	100	75
Commonwealth of Massachusetts GO	5.000%	6/1/2049	100	105
Commonwealth of Massachusetts GO	2.750%	3/1/2050	170	124
Commonwealth of Massachusetts GO	2.000%	4/1/2050	60	37
Commonwealth of Massachusetts GO	5.000%	4/1/2050	125	131
Commonwealth of Massachusetts GO	5.000%	10/1/2050	35	36
Commonwealth of Massachusetts GO	2.125%	4/1/2051	50	31
Commonwealth of Massachusetts GO	5.000%	8/1/2051	35	36
Commonwealth of Massachusetts GO	5.000%	9/1/2051	50	51
Commonwealth of Massachusetts GO	5.000%	8/1/2052	100	104
Commonwealth of Massachusetts GO	5.250%	10/1/2052	10	11
Commonwealth of Massachusetts GO	5.000%	11/1/2052	95	98
Commonwealth of Massachusetts GO	5.000%	5/1/2053	105	108
Commonwealth of Massachusetts GO	5.000%	10/1/2053	45	46
Commonwealth of Massachusetts GO	5.000%	12/1/2053	10	10
Commonwealth of Massachusetts GO	5.000%	1/1/2054	130	134
Commonwealth of Massachusetts GO	5.000%	5/1/2054	65	67
Commonwealth of Massachusetts GO	5.000%	8/1/2054	100	103
Commonwealth of Massachusetts GO	5.000%	12/1/2054	100	103
Commonwealth of Massachusetts GO	5.000%	4/1/2055	50	52
Commonwealth of Massachusetts GO	5.000%	12/1/2055	50	52
23

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.500%	6/1/2042	5	5
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2045	5	5
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/2046	75	72
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2047	100	101
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2049	40	41
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2050	50	47
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2050	45	46
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2052	140	144
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	265	273
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	30	31
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	160	165
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2055	115	119
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/2040	20	20
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2052	60	62
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2036	15	15
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	5	6
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	35	40
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	5	6
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	100	113
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	25	27
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	50	54
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2048	50	47
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2050	75	79
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2051	45	41
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	80	85
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2053	65	59
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	55	58
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.750%	7/1/2055	15	15
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	165	175
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2036	10	10
[4]	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	90	105
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	25	27
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	60	57
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	35	38
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	75	88
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	70	76
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2041	40	43
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2042	85	84
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	5	6
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2044	55	59
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	35	34
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	30	29
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	55	53
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2046	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	45	45
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	120	126
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	155	163
	Massachusetts Development Finance Agency College & University Revenue	4.250%	7/1/2055	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	50	53
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2059	50	51
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	25	29
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2055	30	31
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2065	25	26
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	30	30
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	105	124
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	75	86
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	100	118
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	50	56
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/2043	55	55
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	25	26
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/2045	60	59
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2046	10	10
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2048	100	102
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2048	35	36
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2050	45	47
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2050	60	64
24

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2050	70	52
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2050	50	51
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/2036	30	30
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/2040	25	25
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2043	70	73
[4]	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2038	50	58
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2045	55	53
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2046	25	24
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2050	100	102
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2052	45	46
	Wakefield MA GO	5.000%	8/15/2050	100	106
					10,684
Michigan (1.4%)
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2048	30	31
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.500%	7/1/2052	100	105
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	95	95
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	110	123
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2046	130	130
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2048	90	95
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2052	5	5
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2055	110	115
	Great Lakes Water Authority Water Supply System Water Revenue	5.500%	7/1/2055	25	27
[6]	L'Anse Creuse Public Schools GO	5.000%	5/1/2049	65	68
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2049	20	21
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2054	60	62
	Lansing Board of Water & Light Multiple Utility Revenue	5.250%	7/1/2054	25	26
[1]	Lansing MI GO	4.125%	6/1/2048	30	29
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	10	9
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/2048	35	32
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/2045	45	36
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/2047	5	5
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	4.000%	10/15/2049	90	82
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	50	50
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	125	142
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2047	40	37
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2050	60	63
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2052	65	58
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2057	150	156
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	4/15/2060	100	106
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2046	70	66
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/2059	50	53
	Michigan State University College & University Revenue	4.000%	2/15/2044	25	25
	Michigan State University College & University Revenue	5.000%	2/15/2048	80	82
	Michigan State University College & University Revenue	5.000%	8/15/2049	25	26
	Michigan State University College & University Revenue	5.250%	8/15/2054	60	63
	Michigan State University College & University Revenue	5.000%	2/15/2055	50	52
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	100	103
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	85	87
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	35	36
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	65	66
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	65	66
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	65	66
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	70	71
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2041	50	50
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	120	119
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	100	97
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2045	110	115
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2046	60	57
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2038	80	89
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2040	35	39
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	75	82
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	65	71
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2046	25	26
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/2049	15	16
[6]	Troy MI School District GO	5.000%	5/1/2047	25	26
	University of Michigan College & University Revenue	5.000%	4/1/2048	275	282
[6]	Walled Lake Consolidated School District GO	5.000%	5/1/2050	35	36
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2046	15	16
25

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wayne State University College & University Revenue	4.000%	11/15/2048	50	46
					3,737
Minnesota (0.4%)
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.250%	1/1/2052	40	38
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2052	115	118
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/2054	25	22
	Minnesota (State Office Building Project) COP	5.000%	11/1/2043	10	11
	Minnesota COP (State Office Building Project)	5.000%	11/1/2042	10	11
	Minnesota GO	5.000%	8/1/2036	5	6
	Minnesota GO	5.000%	8/1/2036	15	17
	Minnesota GO	5.000%	8/1/2037	30	34
	Minnesota GO	5.000%	8/1/2037	115	132
	Minnesota GO	5.000%	8/1/2038	110	124
	Minnesota GO	5.000%	8/1/2038	80	91
	Minnesota GO	4.000%	9/1/2038	55	56
	Minnesota GO	5.000%	8/1/2042	120	133
	Minnesota GO	5.000%	8/1/2043	55	60
	Minnesota Higher Education Facilities Authority College & University Revenue	4.125%	10/1/2053	10	9
	North St. Paul-Maplewood-Oakdale Independent School District No. 622 GO	3.000%	2/1/2046	50	41
					903
Mississippi (0.0%)
	Mississippi GO	4.000%	11/1/2038	65	65
Missouri (0.2%)
	Jackson County MO Reorganized School District No. 7 GO	5.250%	3/1/2045	80	88
	Jackson County MO Special Obligation Revenue	4.250%	12/1/2053	90	85
	Jackson County MO Special Obligation Revenue	4.375%	12/1/2058	55	53
	Jackson County MO Special Obligation Revenue	5.250%	12/1/2058	95	98
	Metropolitan St. Louis Sewer District Sewer Revenue	5.250%	5/1/2052	50	52
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2041	30	30
					406
Nebraska (0.5%)
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	40	41
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	40	43
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2046	45	47
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/2047	105	103
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2047	50	52
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2048	95	101
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2049	115	125
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2050	125	133
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2051	70	64
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2053	125	132
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2054	100	103
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2054	100	107
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	50	52
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2049	50	52
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/2054	40	28
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2062	55	48
					1,231
Nevada (0.6%)
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	65	71
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	50	50
	Clark County NV GO	5.000%	6/1/2043	65	67
	Clark County NV GO	4.000%	7/1/2046	100	96
	Clark County NV GO	5.000%	5/1/2048	40	41
	Clark County School District GO	5.000%	6/15/2042	50	55
	Clark County School District GO	5.000%	6/15/2043	10	11
	Clark County School District GO	5.000%	6/15/2044	105	113
	Clark County Water Reclamation District GO	5.000%	7/1/2049	45	47
	Clark County Water Reclamation District GO	5.000%	7/1/2053	5	5
	Henderson NV GO	4.000%	6/1/2050	85	78
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	100	103
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2049	155	141
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2049	55	57
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2049	125	130
	Las Vegas Valley Water District GO	5.000%	6/1/2036	75	85
	Las Vegas Valley Water District GO	5.000%	6/1/2038	75	84
	Las Vegas Valley Water District GO	5.000%	6/1/2039	50	55
26

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Valley Water District GO	4.000%	6/1/2046	45	43
	Las Vegas Valley Water District GO	5.250%	6/1/2050	55	59
	Las Vegas Valley Water District GO	4.000%	6/1/2051	80	73
	Las Vegas Valley Water District GO	5.250%	6/1/2055	75	79
	Nevada GO	5.000%	5/1/2040	10	11
[1]	Reno NV Sales Tax Revenue	4.000%	6/1/2058	30	26
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	60	62
					1,642
New Hampshire (0.0%)
[1]	Manchester NH Sewer Revenue	5.250%	6/1/2054	35	37
New Jersey (3.0%)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2043	80	82
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/2048	50	50
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2048	55	56
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2044	70	67
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2052	30	31
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	25	26
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	110	112
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2041	60	60
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	40	29
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/2053	75	72
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/2054	135	144
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	190	124
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2037	25	25
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	170	106
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/2038	125	126
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	120	119
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	15	15
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	95	53
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	25	25
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	25	25
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/2046	80	85
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	65	71
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	75	83
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	70	77
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	65	70
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2041	75	82
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	70	75
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	40	42
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2044	300	298
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	150	150
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	165	173
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.500%	6/15/2049	15	15
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/2050	25	18
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	15	14
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	255	268
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	10	10
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	50	50
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	45	41
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	15	15
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	80	77
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	165	170
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	50	48
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	50	52
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	25	22
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	70	51
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	55	51
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	90	82
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	130	147
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	135	151
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	160	178
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	215	242
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	100	101
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	185	204
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	245	273
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	25	25
27

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	25	27
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2042	50	55
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2036	35	39
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2037	15	17
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2037	100	113
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2039	5	6
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2039	110	123
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	50	55
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	50	55
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	40	43
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	140	150
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	100	106
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	100	107
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2050	145	150
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	210	222
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2055	230	237
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	190	199
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	90	56
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	355	210
New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/2038	120	113
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	10	11
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	90	97
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	10	11
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	45	48
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2046	125	132
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2048	15	15
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2048	50	51
New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2049	25	27
New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2050	135	145
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2051	95	90
New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	100	105
New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2054	15	16
New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	35	37
				7,726
New York (26.4%)
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2042	35	40
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2050	100	105
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2053	300	312
Battery Park City Authority Miscellaneous Revenue	5.250%	11/1/2055	50	53
Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2052	15	15
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2042	10	10
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/2046	5	5
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	35	38
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	60	61
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	40	43
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	50	52
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	55	56
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	100	101
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	50	54
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	30	31
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	25	25
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	50	44
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	85	85
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	135	134
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	50	51
28

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	10	10
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	35	36
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	15	16
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	85	90
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	205	197
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	105	101
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	55	53
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	60	56
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2047	145	151
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	110	82
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	15	11
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2048	50	46
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	235	217
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	115	106
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	30	22
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	30	22
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	80	74
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	100	103
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2063	50	51
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2039	80	89
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2051	15	15
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	45	46
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2053	145	149
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2054	30	31
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2037	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2039	40	40
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2040	15	16
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	25	24
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	100	98
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	135	131
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	140	136
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	50	48
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	30	29
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2047	30	28
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/2051	85	56
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	220	223
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	200	203
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2042	20	20
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	260	263
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	215	207
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	60	59
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	20	20
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/2047	30	21
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2047	105	97
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	25	26
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2048	50	52
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2049	50	52
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	50	52
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	230	232
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	65	72
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	125	127
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	25	27
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	165	178
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	110	118
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	40	40
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	15	16
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	30	30
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	35	35
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	100	105
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	20	21
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	60	62
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2050	20	18
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	5	4
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	60	62
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	30	26
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	55	57
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	50	44
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2054	45	47
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	75	68
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	370	370
29

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	15	17
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	70	70
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	10	11
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	50	56
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	15	15
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	25	25
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2038	10	11
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2039	60	34
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	225	122
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	5	5
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	60	65
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	130	113
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	50	49
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	90	88
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	50	50
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	60	65
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	140	132
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	35	33
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	95	91
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	100	96
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	150	140
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	50	52
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	65	68
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	75	68
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	105	97
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	15	14
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/2045	60	60
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2046	25	18
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	30	27
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	50	46
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	105	96
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	15	14
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	25	25
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/2047	90	96
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	20	18
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	95	86
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	75	67
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	100	88
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	70	73
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	20	18
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	45	40
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	35	30
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2050	305	308
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	65	56
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	15	13
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2052	25	25
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2053	50	43
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	175	178
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	50	52
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2056	125	125
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	80	80
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	35	35
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2057	60	60
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	130	117
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	225	233
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2051	115	114
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2056	110	109
	Nassau County NY GO	4.125%	4/1/2047	20	19
	Nassau County NY GO	5.000%	4/1/2049	50	52
	Nassau County NY GO	4.000%	4/1/2054	75	69
	Nassau County NY GO	5.000%	4/1/2055	15	16
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/2052	25	25
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	125	101
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	50	46
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	45	40
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	170	159
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	10	9
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	180	133
30

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	75	54
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2036	145	145
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	10	10
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	170	199
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	10	11
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	25	29
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	35	41
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	120	112
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2037	10	10
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	75	75
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	200	208
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	5	6
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2038	20	20
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	20	21
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	55	56
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	40	42
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	50	49
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	50	50
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	30	31
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	15	14
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	50	50
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	50	53
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	45	47
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	125	131
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	65	68
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	30	30
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	135	133
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	45	45
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	200	212
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	90	96
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	50	50
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	90	98
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	20	22
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	20	17
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	100	98
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	30	32
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	15	16
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	25	27
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	30	26
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	175	169
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	205	199
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	200	211
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	95	74
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	95	90
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	200	191
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	20	19
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	35	34
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	65	66
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	35	37
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	10	11
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	45	48
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	70	70
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2047	80	71
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	50	48
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2047	95	93
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	65	68
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	25	26
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	100	106
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	35	37
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	155	166
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	85	72
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	80	68
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	30	30
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	40	41
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	25	26
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	25	26
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2049	10	8
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	75	70
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	65	60
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	100	92
31

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	25	23
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	100	103
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	60	63
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	35	26
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	5	4
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	25	19
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	70	64
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	70	64
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	85	77
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	200	206
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	60	62
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	180	135
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	30	27
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	95	86
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	55	57
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	140	127
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	115	119
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	230	242
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2053	50	51
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	60	63
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	50	53
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	85	89
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	135	142
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	200	206
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	215	226
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	215	227
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2056	110	114
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	120	127
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	110	119
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	135	136
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	205	213
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	45	46
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	60	62
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2038	75	75
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2042	60	60
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2044	110	107
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	190	190
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2042	70	70
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	125	129
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	90	87
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	100	103
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	200	207
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2046	35	34
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	50	42
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	160	139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	40	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	75	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	55	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	120	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	40	44
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	175	200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2037	100	89
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	40	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	115	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	65	68
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	110	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	30	34
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	50	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	50	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	100	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	25	27
32

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	65	67
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	90	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	65	71
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	80	88
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	100	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	85	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	75	75
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	100	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	180	199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	50	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	50	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	40	35
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	100	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	200	216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	70	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	40	40
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	95	99
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	35	38
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	160	176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	65	72
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	125	139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2039	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	85	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	100	111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	105	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	70	70
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	30	31
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	80	87
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	75	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	45	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	85	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	55	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	65	71
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	95	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	35	34
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	200	196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	165	168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	50	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	50	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	105	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	50	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	205	202
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	170	166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	100	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	100	98
33

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	35	34
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	100	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	200	195
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	140	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2043	10	9
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	40	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	60	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	45	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	40	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2043	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	100	108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	100	109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2044	80	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	115	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	40	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	80	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	80	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	125	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2044	100	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	15	14
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	110	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	40	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	80	64
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	90	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	150	161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	100	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	115	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	135	127
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	40	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2045	150	163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	45	48
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	25	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2046	10	9
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	100	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	105	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2046	35	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	125	130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	65	68
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2047	45	41
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	185	191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	100	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2047	125	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	90	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2047	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2048	70	72
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	2/1/2048	35	38
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	120	124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/2048	90	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	55	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	120	111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2049	65	59
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2049	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2049	100	103
34

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2049	125	132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2049	120	129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	70	73
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	40	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2050	105	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	250	258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/2051	30	18
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	40	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	35	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	25	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	45	41
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2051	110	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	30	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	40	41
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2051	190	199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2052	285	300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2052	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2052	190	203
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2053	30	31
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	40	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.375%	5/1/2053	30	29
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2053	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2053	40	41
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.250%	5/1/2054	75	70
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2054	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	85	89
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	60	63
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2055	250	262
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2040	95	95
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2045	45	43
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2054	160	40
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	95	70
New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	60	50
New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/2043	95	92
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	170	131
New York NY GO	5.000%	8/1/2036	35	39
New York NY GO	5.000%	8/1/2036	40	44
New York NY GO	5.000%	8/1/2036	10	11
New York NY GO	5.000%	8/1/2036	30	34
New York NY GO	5.000%	10/1/2036	40	44
New York NY GO	5.000%	12/1/2036	105	109
New York NY GO	5.000%	3/1/2037	20	21
New York NY GO	4.000%	8/1/2037	25	25
New York NY GO	5.000%	8/1/2037	35	35
New York NY GO	5.000%	10/1/2037	15	15
New York NY GO	5.000%	12/1/2037	30	31
New York NY GO	5.000%	12/1/2037	20	20
New York NY GO	5.000%	2/1/2038	100	113
New York NY GO	4.000%	3/1/2038	50	50
New York NY GO	5.000%	3/1/2038	40	44
New York NY GO	3.375%	4/1/2038	110	104
New York NY GO	5.000%	8/1/2038	25	25
New York NY GO	5.000%	8/1/2038	140	148
New York NY GO	5.000%	8/1/2038	25	27
New York NY GO	5.000%	8/1/2038	95	104
New York NY GO	5.000%	9/1/2038	75	81
New York NY GO	5.000%	10/1/2038	25	25
New York NY GO	5.000%	10/1/2038	35	37
New York NY GO	5.000%	2/1/2039	50	56
New York NY GO	5.000%	3/1/2039	60	64
New York NY GO	5.000%	4/1/2039	50	51
New York NY GO	5.000%	4/1/2039	50	55
New York NY GO	4.000%	8/1/2039	100	100
New York NY GO	5.000%	8/1/2039	30	31
New York NY GO	5.000%	9/1/2039	80	86
New York NY GO	5.000%	10/1/2039	35	37
New York NY GO	5.000%	12/1/2039	75	78
New York NY GO	5.000%	3/1/2040	25	26
35

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	4/1/2040	40	44
New York NY GO	5.000%	4/1/2040	180	185
New York NY GO	4.000%	8/1/2040	20	20
New York NY GO	4.000%	8/1/2040	150	148
New York NY GO	5.000%	8/1/2040	80	87
New York NY GO	4.000%	10/1/2040	25	25
New York NY GO	5.000%	10/1/2040	65	72
New York NY GO	3.000%	3/1/2041	30	25
New York NY GO	4.000%	3/1/2041	100	98
New York NY GO	4.000%	3/1/2041	50	49
New York NY GO	5.000%	4/1/2041	200	215
New York NY GO	4.000%	8/1/2041	35	34
New York NY GO	5.000%	8/1/2041	35	36
New York NY GO	5.000%	9/1/2041	50	54
New York NY GO	5.250%	9/1/2041	90	98
New York NY GO	3.000%	10/1/2041	100	85
New York NY GO	5.000%	10/1/2041	115	127
New York NY GO	5.000%	12/1/2041	25	25
New York NY GO	4.000%	3/1/2042	40	39
New York NY GO	5.000%	3/1/2042	90	95
New York NY GO	5.000%	3/1/2042	85	92
New York NY GO	4.000%	8/1/2042	25	24
New York NY GO	3.250%	10/1/2042	15	13
New York NY GO	5.000%	3/1/2043	60	62
New York NY GO	5.000%	4/1/2043	145	148
New York NY GO	5.250%	4/1/2043	25	27
New York NY GO	5.250%	5/1/2043	15	16
New York NY GO	5.000%	8/1/2043	50	52
New York NY GO	5.000%	9/1/2043	25	27
New York NY GO	5.000%	10/1/2043	25	26
New York NY GO	5.250%	10/1/2043	160	172
New York NY GO	4.000%	12/1/2043	75	71
New York NY GO	5.000%	3/1/2044	40	43
New York NY GO	5.000%	4/1/2044	90	96
New York NY GO	4.000%	8/1/2044	50	48
New York NY GO	5.000%	9/1/2044	75	80
New York NY GO	3.000%	10/1/2044	45	37
New York NY GO	5.000%	2/1/2045	50	54
New York NY GO	5.250%	2/1/2045	140	153
New York NY GO	3.000%	3/1/2045	140	111
New York NY GO	5.000%	3/1/2045	40	42
New York NY GO	4.000%	4/1/2045	85	81
New York NY GO	5.500%	5/1/2045	135	145
New York NY GO	3.000%	8/1/2045	25	20
New York NY GO	5.000%	8/1/2045	75	79
New York NY GO	5.250%	9/1/2045	10	11
New York NY GO	5.250%	2/1/2046	40	43
New York NY GO	4.000%	3/1/2046	40	38
New York NY GO	3.500%	4/1/2046	90	77
New York NY GO	5.000%	8/1/2046	65	68
New York NY GO	4.000%	9/1/2046	40	38
New York NY GO	5.000%	10/1/2046	125	131
New York NY GO	5.250%	2/1/2047	100	107
New York NY GO	4.000%	3/1/2047	90	83
New York NY GO	5.250%	4/1/2047	110	116
New York NY GO	5.000%	8/1/2047	200	206
New York NY GO	5.000%	9/1/2047	135	140
New York NY GO	5.250%	10/1/2047	10	10
New York NY GO	5.250%	2/1/2048	100	106
New York NY GO	5.250%	2/1/2048	95	101
New York NY GO	5.250%	3/1/2048	15	16
New York NY GO	5.000%	9/1/2048	50	52
New York NY GO	5.250%	2/1/2049	95	100
New York NY GO	4.000%	3/1/2050	160	145
New York NY GO	4.000%	4/1/2050	120	110
New York NY GO	4.000%	8/1/2050	60	54
New York NY GO	5.000%	8/1/2050	20	21
New York NY GO	5.250%	8/1/2050	20	21
New York NY GO	5.250%	9/1/2050	115	120
New York NY GO	3.000%	3/1/2051	30	22
36

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/2051	200	205
	New York NY GO	5.250%	10/1/2051	105	110
	New York NY GO	4.000%	9/1/2052	35	31
	New York NY GO	5.250%	2/1/2053	100	104
	New York NY GO	5.250%	2/1/2053	80	84
	New York NY GO	5.250%	3/1/2053	50	52
	New York NY GO	4.125%	8/1/2053	40	37
	New York NY GO	5.000%	8/1/2053	10	10
	New York NY GO	5.250%	8/1/2053	90	94
	New York NY GO	5.250%	4/1/2054	65	68
	New York NY GO	5.000%	10/1/2055	70	71
	New York NY GO	5.250%	10/1/2055	75	78
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2036	5	6
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	80	77
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	125	114
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2054	105	96
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	115	103
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	20	15
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2060	125	110
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	55	52
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2052	20	18
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2061	25	22
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	50	50
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	30	29
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	105	105
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	35	40
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2039	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	35	35
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	20	19
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	50	50
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	50	44
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2041	75	75
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	25	25
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	30	34
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2043	100	98
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	25	24
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	130	141
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	110	105
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	50	46
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	90	103
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	75	85
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2048	50	44
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	35	39
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	75	68
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	50	45
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	100	101
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2050	35	31
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	40	41
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2050	75	80
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2050	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	50	56
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2051	60	64
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	15	13
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	50	51
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	390	421
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	15	16
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	130	120
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2046	145	145
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	80	84
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	60	61
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	20	20
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	120	121
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	100	102
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	40	41
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	10	11
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	40	46
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	200	231
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	50	51
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	65	66
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	25	25
37

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	65	73
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2038	15	16
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	35	35
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	95	96
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	190	216
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2040	25	25
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	100	100
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	15	15
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	15	15
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	25	26
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	30	31
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	150	170
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	205	178
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	60	52
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	10	10
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	25	21
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	80	87
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	100	111
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	50	51
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	100	110
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	50	49
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	50	54
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	10	10
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	125	133
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	300	323
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2046	20	19
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	55	51
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	150	157
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	30	32
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	245	228
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	80	74
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	70	65
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	100	93
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	150	154
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	5	5
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	100	105
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2047	100	107
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2048	40	41
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	45	42
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	80	73
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	25	23
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2048	175	183
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2048	65	68
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2048	20	21
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2049	20	15
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	75	68
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2049	40	43
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	40	29
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	50	52
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	50	53
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2051	30	31
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	145	115
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	50	52
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	155	163
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2053	100	103
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	50	54
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	105	94
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	85	87
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	70	72
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	175	180
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2056	100	105
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	40	44
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	45	51
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	40	44
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	35	35
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2053	50	51
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	105	115
38

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	10	10
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	155	157
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	20	20
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	75	75
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	90	89
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	55	54
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	60	56
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	65	65
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	20	23
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	145	147
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	45	47
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	135	141
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	20	23
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	50	58
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	65	66
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	70	72
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	55	63
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	10	10
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	100	103
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	50	52
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	100	113
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	95	107
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	40	41
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	75	78
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	50	51
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	90	93
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	50	51
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	45	50
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	200	203
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	95	98
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	100	103
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	50	56
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	60	61
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	100	103
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	40	41
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	55	61
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	100	110
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2044	5	5
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	185	189
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	55	60
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	35	36
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	95	102
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	50	54
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	90	96
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	120	109
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	10	11
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2048	25	23
New York State Dormitory Authority Sales Tax Revenue	4.250%	3/15/2048	85	82
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	30	31
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	25	26
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2050	55	57
New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	145	154
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	80	83
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	15	16
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2052	65	67
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2053	115	119
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2054	55	50
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	50	52
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	15	15
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	65	67
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	210	217
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2056	100	103
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2048	50	51
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2049	25	26
New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	50	53
New York State Environmental Facilities Corp. Water Revenue (New York City Municipal Water Finance Authority Project)	5.000%	6/15/2055	125	131
New York State Housing Finance Agency Income Tax Revenue	5.000%	6/15/2054	135	138
New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	40	41
New York State Thruway Authority Highway Revenue	4.000%	1/1/2038	5	5
39

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	90	101
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	60	60
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	150	146
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2044	10	10
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	165	155
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	50	39
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	65	70
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	25	23
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	30	23
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2048	25	23
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	75	79
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	70	52
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	55	41
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	100	88
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	75	53
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	75	53
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2054	110	116
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2056	25	21
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	10	11
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	5	6
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	5	6
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	65	70
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2044	100	97
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2044	70	76
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2046	25	26
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2046	25	27
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2049	65	60
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2049	50	52
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2050	90	83
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	90	83
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2052	50	46
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	20	21
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	285	294
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	100	103
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	85	87
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	50	46
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2057	140	128
	New York State Thruway Authority Income Tax Revenue	5.125%	3/15/2057	300	311
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2059	90	92
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	25	25
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	15	15
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	50	49
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	25	24
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	25	23
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	50	46
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	50	45
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2055	65	58
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2056	40	35
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2058	90	79
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2045	65	68
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2049	85	79
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	85	87
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2036	130	148
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2037	15	17
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	15	17
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	20	21
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2038	55	55
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	25	28
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	50	50
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2040	5	5
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2041	20	20
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/2041	20	20
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	85	93
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	5	6
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2042	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2042	55	48
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2043	40	40
40

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2044	50	52
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2047	100	107
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	50	53
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2051	40	42
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	25	26
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	75	78
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	50	52
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	125	134
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/15/2056	105	112
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/2056	130	130
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/2057	10	10
Suffolk County Water Authority Water Revenue	4.000%	6/1/2041	55	55
Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	10	9
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	50	55
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2047	35	35
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.250%	5/15/2047	55	58
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2052	20	20
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	130	138
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	110	112
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	50	52
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	125	125
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	50	51
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	20	20
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	115	115
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2047	25	23
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	10	10
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2048	30	22
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2051	95	98
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2051	25	26
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	85	76
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2053	60	63
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	15	16
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	155	139
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	30	27
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2054	50	51
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	40	35
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	15	16
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	10	11
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	110	127
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	50	57
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	70	79
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	80	86
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	105	114
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	50	55
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	10	11
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	170	185
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2045	55	59
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	75	71
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	20	19
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	55	57
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	145	151
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2047	50	53
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	40	43
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2048	50	53
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2049	25	26
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	25	26
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	60	37
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	75	55
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	90	81
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	25	22
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	185	190
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	50	51
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2052	100	109
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	100	105
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2054	65	60
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2054	60	62
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	115	121
41

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	50	53
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2056	25	25
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2057	65	66
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2057	100	104
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	50	54
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	50	46
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2048	60	62
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	35	36
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	75	79
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	45	42
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2054	60	54
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2054	90	93
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	50	45
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	165	156
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2058	100	104
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	75	78
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	75	78
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	105	109
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/2063	45	44
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/2063	35	37
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	125	113
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	210	218
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	15	15
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	75	87
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	20	22
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	165	188
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	75	84
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2050	20	21
					68,436
North Carolina (0.5%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2050	50	36
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2044	65	65
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	10	10
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2053	80	84
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	25	27
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/2052	50	48
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2054	50	52
	Guilford County NC GO	4.000%	3/1/2043	35	36
	North Carolina GO	2.125%	6/1/2036	50	43
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2043	50	23
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2044	100	44
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2045	175	72
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2046	100	39
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2049	150	49
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2040	60	62
[1]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2041	15	15
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2049	115	116
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2050	115	36
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2051	75	22
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2051	45	45
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2053	25	7
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2054	130	128
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2058	80	81
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	9/1/2053	30	28
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2046	25	20
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2051	20	15
					1,203
North Dakota (0.0%)
[1]	University of North Dakota COP	3.000%	6/1/2061	35	23
Ohio (1.0%)
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	105	116
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2039	50	50
[2]	Bedford City School District GO	5.500%	12/1/2055	75	79
[2]	Berea City School District GO	4.000%	12/1/2053	60	55
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2050	5	5
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	25	26
	EHOVE Joint Vocational School District GO	5.250%	12/1/2061	50	51
42

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2051	40	40
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2037	110	126
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2050	135	141
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2053	50	52
	Miami University OH College & University Revenue	5.000%	9/1/2041	30	30
	North Ridgeville City School District GO	4.500%	12/1/2061	10	10
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2036	70	71
	Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/2040	25	23
	Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/2053	40	42
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2049	50	50
	Ohio State University College & University Revenue	3.000%	12/1/2044	100	81
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/2046	45	48
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	4.250%	12/1/2056	20	19
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	110	76
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	110	72
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2039	75	82
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	80	47
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2041	20	11
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2042	145	77
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	160	81
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2046	55	53
	Ohio University College & University Revenue	5.000%	12/1/2044	50	51
	Ohio University College & University Revenue	4.000%	12/1/2047	10	9
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	6/1/2046	40	42
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2037	35	37
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2036	50	57
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	35	37
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	35	38
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2041	25	28
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	155	168
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2046	25	26
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2047	50	53
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	95	104
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	65	71
	Ohio Water Development Authority Water Revenue	5.250%	12/1/2046	75	82
	Ohio Water Development Authority Water Revenue	5.250%	12/1/2047	10	11
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	4.375%	12/1/2058	15	14
	Shaker Heights City School District GO	5.250%	12/15/2059	10	11
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.500%	7/1/2060	5	5
	Toledo Lucas County Public Library GO	5.000%	12/1/2054	35	36
	University of Cincinnati College & University Revenue	5.000%	6/1/2049	40	41
					2,535
Oklahoma (0.7%)
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.125%	9/1/2048	80	76
	Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/2042	90	91
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	60	65
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	35	38
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2055	55	58
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (Oklahoma Department of Transportation Project)	4.000%	7/1/2050	10	9
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	80	80
	Oklahoma City Water Utilities Trust Sewer Revenue	5.000%	7/1/2055	85	88
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/2054	35	36
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/2036	75	82
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2040	50	56
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	5	6
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2047	25	24
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2047	30	30
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2047	10	11
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2048	65	62
	Oklahoma Turnpike Authority Highway Revenue	4.500%	1/1/2053	100	100
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2053	110	116
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	275	296
[1]	Oklahoma Turnpike Authority Highway Revenue	4.250%	1/1/2055	70	67
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2055	300	310
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/2051	50	51
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.250%	4/1/2050	100	106
43

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2049	35	36
					1,894
Oregon (0.5%)
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2036	185	119
	Deschutes Public Library District GO	3.000%	12/1/2041	90	78
	Multnomah County School District No. 1J Portland GO	4.500%	6/15/2055	50	49
	Multnomah County School District No. 40 GO	0.000%	6/15/2043	35	16
	Multnomah County School District No. 40 GO	0.000%	6/15/2051	355	98
	Multnomah County School District No. 40 GO	5.500%	6/15/2053	10	11
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2036	50	56
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2039	55	61
	Oregon City School District No. 62 GO	5.000%	6/15/2049	270	275
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2036	50	53
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2040	100	110
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	10	11
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2039	10	6
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2040	75	40
	University of Oregon College & University Revenue	5.000%	4/1/2050	135	139
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	50	32
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	50	26
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	50	20
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2048	200	68
					1,268
Pennsylvania (3.3%)
	Allegheny County PA GO	5.000%	11/1/2041	95	95
	Allegheny County PA GO	5.000%	12/1/2054	25	26
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2048	10	9
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2049	60	55
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2055	25	26
	Commonwealth of Pennsylvania COP	5.000%	7/1/2043	125	128
	Commonwealth of Pennsylvania COP	4.000%	7/1/2046	135	125
	Commonwealth of Pennsylvania GO	3.000%	5/1/2036	50	48
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	35	35
	Commonwealth of Pennsylvania GO	2.000%	5/15/2037	25	20
	Commonwealth of Pennsylvania GO	5.000%	9/1/2037	45	50
	Commonwealth of Pennsylvania GO	4.000%	3/1/2038	70	71
	Commonwealth of Pennsylvania GO	5.000%	10/1/2038	50	55
[1]	Commonwealth of Pennsylvania GO	3.750%	3/1/2039	90	90
	Commonwealth of Pennsylvania GO	2.000%	5/1/2039	90	69
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	35	27
	Commonwealth of Pennsylvania GO	2.125%	5/1/2040	70	54
	Commonwealth of Pennsylvania GO	4.000%	8/15/2040	95	97
	Commonwealth of Pennsylvania GO	4.000%	9/1/2040	65	66
	Commonwealth of Pennsylvania GO	4.000%	9/1/2041	105	106
	Commonwealth of Pennsylvania GO	4.125%	10/1/2041	65	66
	Commonwealth of Pennsylvania GO	5.000%	4/1/2042	85	94
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	70	70
	Commonwealth of Pennsylvania GO	5.000%	4/1/2043	100	110
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	50	50
	Commonwealth of Pennsylvania GO	4.000%	8/15/2044	70	69
	Commonwealth of Pennsylvania GO	4.250%	4/1/2046	75	74
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2047	50	50
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	75	78
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	50	56
[1]	Lancaster PA GO	4.000%	11/1/2046	10	10
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/2047	100	101
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2049	75	78
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	7/1/2053	15	4
	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.375%	7/1/2053	30	27
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/2038	60	59
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2041	30	30
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	245	193
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/2046	65	66
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	10	10
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	75	80
	Pennsylvania State University College & University Revenue	5.250%	9/1/2053	75	79
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	40	43
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2036	90	102
44

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	35	39
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2037	210	211
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	20	20
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2038	35	35
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	75	79
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	80	89
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	175	197
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2039	50	50
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	200	204
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	25	27
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	130	144
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	100	100
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	255	255
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2042	100	101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	145	148
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	30	33
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	60	59
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	80	83
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	25	23
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	10	10
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	80	83
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/2047	100	101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	50	51
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	10	10
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	70	74
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	70	74
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	35	32
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	10	9
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	95	97
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	45	41
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2050	70	72
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2050	5	5
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	40	29
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	85	61
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	60	54
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	35	32
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2051	55	56
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	115	120
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2053	25	26
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2053	35	37
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2054	30	32
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	20	21
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2056	70	72
[3]	Pennsylvania Turnpike Commission Highway Revenue, 5.750% coupon rate effective 12/1/2028	0.000%	12/1/2037	60	62
[3]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/2028	0.000%	12/1/2037	15	15
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	115	118
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	80	84
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	50	52
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	150	153
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	200	204
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2048	30	31
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	100	91
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	50	44
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2053	185	192
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	105	107
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2047	50	50
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2050	50	51
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	65	58
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	65	67
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	15	16
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	90	91
	Philadelphia PA GO	5.250%	8/1/2043	50	56
	Philadelphia PA GO	5.250%	8/1/2045	50	55
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2037	10	11
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2039	60	67
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2044	75	78
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	50	52
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2047	60	64
[1]	Philadelphia PA Water & Wastewater Water Revenue	4.500%	9/1/2048	75	76
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2048	45	46
45

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2049	150	154
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2050	30	31
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/2052	15	15
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2053	40	41
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2054	50	51
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2044	20	21
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2052	75	78
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2055	15	15
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2056	105	108
[1]	School District of Philadelphia GO	4.000%	9/1/2043	50	50
[1]	School District of Philadelphia GO	3.000%	9/1/2044	135	111
[2]	Wilkes-Barre PA Area School District GO	4.000%	4/15/2054	55	50
					8,663
Rhode Island (0.0%)
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/2047	100	90
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2053	25	25
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/2040	5	5
					120
South Carolina (1.0%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2054	135	141
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2041	35	35
	Greenville-Spartanburg Airport District Port, Airport & Marina Revenue	5.250%	7/1/2054	25	26
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/2044	40	40
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2037	10	10
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2037	55	62
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	125	125
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2040	75	82
	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/2041	95	79
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	55	54
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2043	15	15
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2044	180	189
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/2047	5	5
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	45	47
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2049	65	69
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	125	111
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2054	100	103
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	65	68
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/2054	50	53
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	15	13
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/2045	45	43
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	100	101
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	35	35
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	80	80
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	35	35
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	50	50
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	110	110
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2041	200	201
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/2055	25	25
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2056	190	190
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	35	37
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2051	75	77
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	20	20
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2056	100	105
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2038	25	26
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2039	55	56
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2040	100	102
	Spartanburg County SC School District No. 4 GO	5.250%	3/1/2052	30	31
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2046	15	16
	University of South Carolina College & University Revenue (Campus Village Project)	4.000%	5/1/2051	50	45
					2,712
South Dakota (0.0%)
	South Dakota Conservancy District Water Revenue (State Revolving Fund Program)	5.000%	8/1/2055	50	52
Tennessee (0.7%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	70	73
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2059	10	10
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	4.000%	12/1/2050	160	144
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2054	65	67
46

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2055	100	103
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2049	5	5
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	4.000%	10/1/2054	15	14
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2054	25	26
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2048	25	27
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2056	100	104
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/2044	200	199
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	115	119
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2049	35	32
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2054	80	72
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2054	90	91
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.250%	5/15/2049	100	107
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2040	110	122
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2041	100	110
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2042	75	82
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2038	50	56
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2046	5	5
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.250%	7/1/2055	55	58
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	125	131
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/2052	95	98
					1,855
Texas (13.6%)
	Alamo Community College District GO	4.750%	8/15/2050	25	25
[7]	Aldine Independent School District GO	4.000%	2/15/2054	135	121
[7]	Alvin TX Independent School District GO	5.250%	2/15/2050	75	80
[7]	Anna Independent School District GO	5.250%	2/15/2055	60	63
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2044	20	19
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2048	30	27
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2049	95	69
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2049	75	55
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2049	55	52
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2051	25	23
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2054	5	4
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2054	55	49
[7]	Arlington TX Independent School District GO	4.000%	2/15/2047	5	5
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	60	57
[7]	Aubrey Independent School District GO	4.000%	2/15/2047	15	14
[7]	Aubrey Independent School District GO	4.000%	2/15/2052	10	9
	Austin Community College District GO	5.000%	8/1/2048	65	68
	Austin Community College District GO	5.250%	8/1/2050	30	32
	Austin Community College District GO	5.250%	8/1/2053	20	21
[7]	Austin Independent School District GO	5.000%	8/1/2038	40	44
[7]	Austin Independent School District GO	5.000%	8/1/2039	70	77
[7]	Austin Independent School District GO	5.000%	8/1/2040	90	97
[7]	Austin Independent School District GO	5.000%	8/1/2041	50	54
[7]	Austin Independent School District GO	4.000%	8/1/2043	45	45
	Austin Independent School District GO	5.000%	8/1/2043	70	75
	Austin Independent School District GO	4.000%	8/1/2048	40	37
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	160	161
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2046	170	171
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2049	55	56
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	15	16
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/2053	100	104
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2050	20	20
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2052	15	15
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2053	80	83
[7]	Azle Independent School District GO	4.000%	2/15/2049	50	47
[7]	Barbers Hill Independent School District GO	4.000%	2/15/2049	75	69
[7]	Barbers Hill Independent School District GO	4.250%	2/15/2054	15	14
[7]	Bastrop Independent School District GO	5.000%	2/15/2048	25	26
[7]	Bastrop Independent School District GO	2.250%	2/15/2051	10	6
[7]	Belton Independent School District GO	4.000%	2/15/2047	5	5
[7]	Belton Independent School District GO	4.000%	2/15/2052	50	46
	Bexar County TX GO	4.000%	6/15/2046	50	47
	Birdville Independent School District GO	4.000%	2/15/2048	75	69
47

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Birdville Independent School District GO	5.000%	2/15/2048	75	78
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	50	57
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	75	87
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	50	56
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2038	45	53
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	100	111
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	90	100
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	45	50
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	40	44
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	160	176
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	80	86
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	250	277
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	15	12
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/2051	30	19
	Board of Regents of the University of Texas System College & University Revenue	3.250%	8/15/2052	50	39
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2054	75	68
[7]	Canutillo TX Independent School District GO	4.000%	2/15/2049	40	37
[7]	Canutillo TX Independent School District GO	5.250%	2/15/2060	5	5
[7]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2048	20	21
[7]	Carrollton-Farmers Branch Independent School District GO	2.250%	2/15/2051	45	28
[7]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/2053	40	37
[7]	Carrollton-Farmers Branch Independent School District GO	5.250%	2/15/2055	125	132
[7]	Carrollton-Farmers Branch Independent School District GO, Prere.	5.000%	2/15/2033	5	6
[7]	Cedar Hill Independent School District GO	4.000%	2/15/2050	20	18
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	95	83
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	75	77
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	50	38
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2046	50	52
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	100	89
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2051	55	49
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	100	111
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	10	11
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	50	53
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	20	22
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	25	27
[7]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	20	19
[7]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	25	24
[7]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	60	58
[7]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	70	66
[7]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2049	55	51
[7]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2050	15	13
[7]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.250%	8/15/2052	30	27
[7]	Comal Independent School District GO	3.000%	2/15/2039	30	28
[7]	Comal Independent School District GO	4.000%	2/15/2049	160	149
[7]	Conroe Independent School District GO	5.000%	2/15/2037	275	309
[7]	Conroe Independent School District GO	5.000%	2/15/2038	65	73
[7]	Conroe Independent School District GO	5.000%	2/15/2039	110	122
[7]	Conroe Independent School District GO	5.000%	2/15/2040	10	11
[7]	Conroe Independent School District GO	5.000%	2/15/2040	40	44
[7]	Conroe Independent School District GO	5.000%	2/15/2041	75	82
[7]	Conroe Independent School District GO	5.000%	2/15/2042	50	55
[7]	Conroe Independent School District GO	5.000%	2/15/2043	65	71
[7]	Conroe Independent School District GO	5.000%	2/15/2045	105	113
[7]	Conroe Independent School District GO	4.000%	2/15/2047	100	95
[7]	Conroe Independent School District GO	5.000%	2/15/2049	80	83
[7]	Conroe Independent School District GO	4.000%	2/15/2050	50	46
[7]	Corpus Christi Independent School District GO	4.000%	8/15/2054	85	77
	Corpus Christi TX Utility System Multiple Utility Revenue	4.125%	7/15/2045	50	47
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2049	50	51
[1]	Corpus Christi TX Utility System Water Revenue	5.250%	7/15/2050	60	63
[7]	Corsicana Independent School District GO	5.000%	2/15/2056	270	280
[7]	Crowley Independent School District GO	5.000%	2/1/2048	105	109
[7]	Crowley Independent School District GO	5.000%	2/1/2049	65	68
[7]	Crowley Independent School District GO	5.250%	2/1/2050	75	80
[7]	Crowley Independent School District GO	4.250%	2/1/2053	55	52
[7]	Crowley Independent School District GO	5.250%	2/1/2053	80	84
[7]	Crowley Independent School District GO	4.250%	2/1/2054	55	52
[7]	Crowley Independent School District GO	5.250%	2/1/2056	110	116
[7]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2041	90	78
[7]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2044	30	30
48

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2045	80	64
[7]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2048	70	66
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	50	52
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	60	54
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2036	25	28
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2038	55	61
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	125	135
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2042	50	50
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2044	65	70
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	50	48
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	100	96
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	45	43
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2046	70	65
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2047	65	68
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2048	50	53
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2049	30	27
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2050	65	69
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2056	50	52
[7]	Dallas Independent School District GO	5.000%	2/15/2048	145	151
[7]	Dallas Independent School District GO	5.000%	2/15/2049	10	10
[7]	Dallas Independent School District GO	5.000%	2/15/2051	50	52
[7]	Dallas Independent School District GO	4.375%	2/15/2056	75	74
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2047	75	79
	Dallas TX Waterworks & Sewer System Water Revenue	3.000%	10/1/2050	10	7
	Dallas TX Waterworks & Sewer System Water Revenue	4.125%	10/1/2054	50	46
[7]	Denison Independent School District GO	4.000%	8/1/2053	100	92
[7]	Denton Independent School District GO	5.000%	8/15/2036	100	112
[7]	Denton Independent School District GO	5.000%	8/15/2037	75	83
[7]	Denton Independent School District GO	5.000%	8/15/2042	10	11
[7]	Denton Independent School District GO	2.000%	8/15/2048	75	45
[7]	Denton Independent School District GO	4.000%	8/15/2048	30	28
[7]	Denton Independent School District GO	5.000%	8/15/2048	40	42
[7]	Denton Independent School District GO	5.000%	8/15/2053	110	113
[7]	Dripping TX Springs Independent School District GO	5.250%	2/15/2055	25	26
[7]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2050	15	14
[7]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2052	35	31
[7]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2055	25	26
	Ector County TX GO	5.000%	2/15/2050	130	134
[7]	El Paso Independent School District GO	4.000%	8/15/2045	5	5
[7]	El Paso Independent School District GO	4.000%	8/15/2048	35	32
	El Paso TX GO	5.000%	8/15/2042	50	50
	El Paso TX GO	4.000%	8/15/2045	50	48
	El Paso TX GO	4.000%	8/15/2047	100	92
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2044	75	72
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2049	45	49
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2049	10	10
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2050	25	26
[7]	Forney Independent School District GO	5.000%	8/15/2048	50	52
[7]	Forney Independent School District GO	2.000%	2/15/2051	25	14
[7]	Forney Independent School District GO	5.250%	8/15/2055	100	106
	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue	5.000%	3/1/2053	50	51
	Fort Bend County TX GO	5.250%	3/1/2053	95	100
[1]	Fort Bend County TX Toll Road Highway Revenue	5.250%	3/1/2050	30	32
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/2046	25	17
[7]	Fort Bend Independent School District GO	4.000%	8/15/2049	55	50
[7]	Fort Worth Independent School District GO	4.000%	2/15/2048	30	28
[7]	Fort Worth Independent School District GO	5.000%	2/15/2049	10	10
	Fort Worth TX Water & Sewer System Water Revenue	4.250%	2/15/2053	40	38
[7]	Garland Independent School District GO	5.000%	2/15/2037	75	83
[7]	Garland Independent School District GO	5.000%	2/15/2038	40	44
[7]	Garland Independent School District GO	5.000%	2/15/2040	70	76
[7]	Garland Independent School District GO	5.000%	2/15/2048	50	52
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2049	15	13
[7]	Georgetown Independent School District GO	4.125%	8/15/2047	100	96
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2042	55	58
[1]	Georgetown TX Utility System Multiple Utility Revenue	4.250%	8/15/2047	10	10
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.250%	8/15/2052	60	62
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2036	30	31
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2038	50	52
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	245	251
49

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	180	169
	Grand Parkway Transportation Corp. Highway Revenue	5.800%	10/1/2046	15	16
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/2047	150	157
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2048	115	117
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2049	215	194
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/2050	50	36
	Grayson County TX Junior College District GO	4.000%	2/15/2049	25	23
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.250%	10/1/2053	5	5
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/2053	5	5
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2054	25	25
[1]	Greenville TX Waterworks & Sewer System Water Revenue	4.375%	2/15/2054	30	28
[7]	Greenwood Independent School District GO	5.000%	2/15/2049	15	15
[7]	Greenwood Independent School District GO	4.000%	2/15/2054	50	45
	Harris County Flood Control District GO	4.250%	10/1/2047	110	107
	Harris County Flood Control District GO	4.000%	9/15/2048	55	51
	Harris County TX GO	5.000%	9/15/2048	85	88
	Harris County TX GO	5.000%	9/15/2054	115	118
	Harris County TX GO	5.000%	9/15/2054	85	87
	Harris County TX Highway Revenue	5.000%	8/15/2041	100	100
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2040	50	55
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2042	40	39
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	75	71
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2048	145	134
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2049	10	9
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2049	10	11
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2050	40	36
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	75	79
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	3.125%	11/15/2056	55	39
[7]	Hays Consolidated Independent School District GO	2.250%	2/15/2046	65	44
[7]	Hays Consolidated Independent School District GO	4.000%	2/15/2047	75	71
[7]	Hays Consolidated Independent School District GO	5.000%	2/15/2048	100	103
[7]	Hays Consolidated Independent School District GO	5.250%	2/15/2050	100	106
	Hays County TX GO	4.000%	2/15/2042	80	80
	Hays County TX GO	4.500%	2/15/2051	80	78
	Hidalgo County TX GO	4.000%	8/15/2043	185	180
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	85	88
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	25	25
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	15	17
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	10	10
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2044	120	115
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2045	20	21
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2047	20	15
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2047	60	55
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2049	60	54
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2049	65	70
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2051	30	26
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2054	70	75
	Houston TX GO	5.250%	3/1/2040	15	16
	Houston TX GO	5.000%	3/1/2041	45	49
	Houston TX GO	5.250%	3/1/2042	30	33
	Houston TX GO	5.250%	3/1/2049	175	186
	Houston TX GO	4.125%	3/1/2051	90	83
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2038	50	56
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2046	50	53
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2049	40	12
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	50	53
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	50	52
[7]	Humble Independent School District GO	2.250%	2/15/2049	50	32
[7]	Humble Independent School District GO	4.125%	2/15/2049	35	33
[7]	Humble Independent School District GO	4.000%	2/15/2054	15	14
[7]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	25	23
[7]	Hutto Independent School District GO	5.000%	8/1/2054	100	103
[2]	Hutto TX GO	4.125%	8/1/2049	75	70
[2]	Hutto TX GO	4.250%	8/1/2054	75	70
[7]	Irving Independent School District GO	5.000%	2/15/2041	45	49
[7]	Irving Independent School District GO	5.000%	2/15/2043	30	32
[7]	Jarrell Independent School District GO	4.000%	2/15/2054	5	5
[7]	Judson Independent School District GO	4.000%	2/1/2049	55	51
[7]	Judson Independent School District GO	5.000%	2/1/2049	60	63
[7]	Judson Independent School District GO	4.000%	2/1/2053	70	63
50

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Katy Independent School District GO	4.000%	2/15/2047	25	24
[7]	Katy Independent School District GO	5.000%	2/15/2048	110	115
[7]	Katy Independent School District GO	3.000%	2/15/2051	5	4
[7]	Katy Independent School District GO	4.000%	2/15/2053	50	45
[7]	Katy Independent School District GO	4.000%	2/15/2054	60	54
[7]	Keller TX Independent School District GO	4.000%	2/15/2047	20	19
[7]	Klein Independent School District GO	4.000%	8/1/2046	10	9
	Lake Travis Independent School District GO	4.000%	2/15/2048	60	57
[7]	Lamar Consolidated Independent School District GO	4.000%	2/15/2044	25	25
	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	130	121
[7]	Lamar Consolidated Independent School District GO	5.000%	2/15/2049	25	26
[7]	Lamar Consolidated Independent School District GO	3.000%	2/15/2051	15	11
[7]	Lamar Consolidated Independent School District GO	4.000%	2/15/2052	65	59
	Lamar Consolidated Independent School District GO	4.000%	2/15/2053	70	63
[7]	Lamar Consolidated Independent School District GO	5.000%	2/15/2053	40	41
[7]	Lamar Consolidated Independent School District GO	3.000%	2/15/2056	10	7
[7]	Lamar Consolidated Independent School District GO	5.000%	2/15/2058	15	15
[1]	Lamar Consolidated Independent School District GO	5.500%	2/15/2058	105	111
[7]	Lamar Consolidated Independent School District GO	4.000%	2/15/2062	15	13
	Laredo TX Waterworks & Sewer System Water Revenue	4.250%	3/1/2052	50	46
[7]	Leander Independent School District GO	5.000%	8/15/2037	15	17
[7]	Leander Independent School District GO	5.000%	8/15/2039	40	45
[7]	Leander Independent School District GO	5.000%	8/15/2040	25	28
[7]	Leander Independent School District GO	0.000%	8/16/2042	50	24
[7]	Leander Independent School District GO	4.000%	8/15/2049	5	5
[7]	Leander Independent School District GO	5.000%	8/15/2049	15	15
[7]	Leander Independent School District GO	5.000%	8/15/2052	150	154
	Leander TX GO	5.000%	8/15/2055	85	89
[7]	Lewisville Independent School District GO	5.000%	8/15/2036	160	179
[7]	Lewisville Independent School District GO	5.000%	8/15/2039	110	121
[7]	Lewisville Independent School District GO	5.000%	8/15/2040	35	38
[7]	Lewisville Independent School District GO	5.000%	8/15/2042	65	70
[7]	Lewisville Independent School District GO	5.000%	8/15/2043	95	102
[7]	Liberty Hill Independent School District GO	5.000%	2/1/2052	10	10
[7]	Liberty Hill Independent School District GO	5.000%	2/1/2055	15	15
	Little Elm Independent School District GO	4.250%	8/15/2053	30	28
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2037	15	17
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.250%	5/15/2050	50	53
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.500%	5/15/2055	40	43
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	45	45
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	25	26
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	5	5
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	95	98
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	250	257
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2048	5	5
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	150	157
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/2049	50	43
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2049	50	44
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	20	21
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	25	26
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	50	51
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	20	20
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2053	35	37
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2053	15	16
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	80	82
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2054	75	78
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	15	15
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	80	82
[7]	Lubbock Independent School District GO	4.500%	2/15/2055	50	50
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2046	50	47
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	55	49
[7]	Mabank Independent School District GO	4.000%	8/15/2049	100	94
[7]	Mansfield Independent School District GO	5.000%	2/15/2050	100	104
[7]	Mansfield Independent School District GO	4.000%	2/15/2054	100	92
[7]	Mansfield Independent School District GO	5.250%	2/15/2055	95	100
[7]	Medina Valley Independent School District GO	4.500%	2/15/2047	30	30
[7]	Medina Valley Independent School District GO	4.000%	2/15/2053	85	77
[7]	Mesquite Independent School District GO	5.000%	8/15/2043	50	55
[7]	Mesquite Independent School District GO	5.250%	8/15/2047	10	11
[7]	Midland Independent School District GO	4.000%	2/15/2039	25	25
51

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Midland Independent School District GO	4.000%	2/15/2041	65	66
[7]	Midland Independent School District GO	5.000%	2/15/2047	25	26
[7]	Midland Independent School District GO	4.000%	2/15/2054	70	63
[7]	Montgomery Independent School District GO	4.000%	2/15/2048	25	24
[7]	Montgomery Independent School District GO	4.000%	2/15/2053	110	103
[7]	New Braunfels Independent School District GO	2.750%	2/1/2049	20	14
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	50	44
[7]	New Caney Independent School District GO	4.000%	2/15/2049	75	70
[7]	New Caney Independent School District GO	5.000%	2/15/2053	40	41
[7]	New Caney Independent School District GO	4.000%	2/15/2054	100	90
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2044	125	118
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2058	10	8
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2060	20	17
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2043	20	22
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2044	70	75
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2055	100	103
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	55	56
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2038	20	19
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2039	50	50
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	15	17
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	10	10
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	45	49
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	125	128
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	110	111
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	100	96
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	75	82
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	125	127
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	75	76
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	60	60
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2051	60	44
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/2027	15	15
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	5	4
[7]	Northside Independent School District GO	4.000%	8/15/2049	60	56
[7]	Northside Independent School District GO	2.375%	8/15/2051	50	31
[7]	Northside Independent School District GO	4.125%	8/15/2054	55	51
[7]	Northwest Independent School District GO	4.000%	2/15/2045	65	64
[7]	Northwest Independent School District GO	4.000%	2/15/2047	60	57
[7]	Northwest Independent School District GO	5.000%	2/15/2048	175	181
[7]	Northwest Independent School District GO	5.000%	2/15/2049	65	67
[7]	Northwest Independent School District GO	5.000%	2/15/2049	50	52
[7]	Northwest Independent School District GO	5.000%	2/15/2055	120	123
[7]	Northwest Independent School District GO	5.250%	2/15/2055	160	168
[7]	Pasadena Independent School District GO	5.000%	2/15/2048	25	26
	Pearland TX GO	5.250%	9/1/2055	110	115
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	110	123
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	190	213
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2037	100	119
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	50	56
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	100	112
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	15	17
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2040	105	115
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2042	75	83
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2044	5	5
	Pflugerville Independent School District GO	5.000%	2/15/2048	100	102
	Pflugerville TX GO	4.000%	8/1/2049	70	64
	Pflugerville TX GO	4.125%	8/1/2053	20	18
	Pflugerville TX GO	5.000%	8/1/2053	70	72
	Plano Independent School District GO	5.000%	2/15/2037	80	88
	Plano Independent School District GO	5.000%	2/15/2043	260	278
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2046	95	89
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	75	78
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2051	55	56
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2053	50	51
[7]	Princeton Independent School District GO	5.000%	2/15/2050	20	21
[7]	Princeton Independent School District GO	5.250%	2/15/2055	30	32
[7]	Prosper Independent School District GO	4.000%	2/15/2047	75	71
[7]	Prosper Independent School District GO	5.000%	2/15/2047	25	26
[7]	Prosper Independent School District GO	4.000%	2/15/2048	55	51
[7]	Prosper Independent School District GO	4.000%	2/15/2049	55	51
[7]	Prosper Independent School District GO	4.000%	2/15/2052	75	68
52

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Prosper Independent School District GO	4.000%	2/15/2053	90	82
[7]	Prosper Independent School District GO	4.000%	2/15/2054	95	86
[7]	Prosper Independent School District GO	4.000%	2/15/2054	5	5
[7]	Prosper Independent School District GO	4.500%	2/15/2055	150	148
[7]	Prosper Independent School District GO	4.750%	2/15/2055	145	147
[7]	Prosper Independent School District GO	5.250%	2/15/2055	255	269
[7]	Prosper Independent School District GO	5.250%	2/15/2055	50	53
[7]	Richardson Independent School District GO	4.000%	2/15/2046	20	19
[7]	Rockwall Independent School District GO	5.000%	2/15/2052	5	5
[7]	Rockwall Independent School District GO	4.000%	2/15/2053	130	118
[7]	Royse TX City Independent School District GO	5.000%	2/15/2048	115	119
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	4.625%	2/15/2047	30	30
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.250%	2/15/2052	75	78
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/2046	25	21
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/2042	125	120
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2037	20	18
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2037	15	17
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	55	61
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	25	27
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	55	60
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	15	16
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	150	161
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2047	50	46
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2047	25	25
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	135	137
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	40	41
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	105	111
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	25	26
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	115	122
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	75	77
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	15	15
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2054	100	105
[7]	San Antonio TX Independent School District GO	5.000%	8/15/2047	15	16
[7]	San Antonio TX Independent School District GO	5.000%	8/15/2048	20	20
[7]	San Antonio TX Independent School District GO	3.000%	8/15/2049	30	22
[7]	San Antonio TX Independent School District GO	5.000%	8/15/2052	15	15
	San Antonio Water System Water Revenue	5.000%	5/15/2036	35	40
	San Antonio Water System Water Revenue	5.000%	5/15/2037	5	6
	San Antonio Water System Water Revenue	5.000%	5/15/2039	60	67
	San Antonio Water System Water Revenue	5.000%	5/15/2043	5	5
	San Antonio Water System Water Revenue	4.000%	5/15/2050	15	14
	San Antonio Water System Water Revenue	5.000%	5/15/2050	25	26
	San Antonio Water System Water Revenue	4.000%	5/15/2051	10	9
	San Antonio Water System Water Revenue	5.250%	5/15/2052	10	10
	San Jacinto Community College District GO	4.000%	2/15/2041	30	30
	San Jacinto Community College District GO	5.000%	2/15/2044	120	124
	San Jacinto Community College District GO	4.000%	2/15/2046	70	67
[7]	San Marcos Consolidated Independent School District GO	5.250%	8/15/2047	100	106
[7]	Sanger Independent School District GO	4.000%	8/15/2052	25	23
	Seguin TX GO	5.250%	9/1/2058	50	52
	Seguin TX GO	5.500%	9/1/2059	80	86
	Smith County TX GO	5.000%	8/15/2043	55	59
[7]	Southwest Independent School District GO	5.000%	2/1/2046	55	57
[7]	Southwest Independent School District GO	4.000%	2/1/2053	50	45
	Spring Independent School District GO	5.000%	8/15/2047	100	104
	Spring Independent School District GO	4.000%	8/15/2052	160	142
[7]	Spring Independent School District GO	5.250%	8/15/2055	50	53
	Tarrant County College District GO	4.000%	8/15/2042	25	25
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	4.250%	9/1/2055	40	37
	Tarrant Regional Water District Water Supply System Water Revenue	4.000%	3/1/2054	25	22
[7]	Taylor County Wylie Independent School District GO	4.000%	2/15/2049	70	66
	Temple College GO	3.000%	7/1/2046	20	15
[7]	Terrell TX Independent School District GO	5.250%	8/1/2050	55	59
[7]	Terrell TX Independent School District GO	5.250%	8/1/2055	100	106
	Texas A&M University College & University Revenue	5.000%	5/15/2041	50	55
	Texas A&M University College & University Revenue	5.000%	5/15/2042	55	60
[7]	Texas City TX Independent School District GO	4.000%	8/15/2053	50	45
	Texas GO	5.000%	10/1/2039	85	94
	Texas GO	5.000%	10/1/2039	100	113
	Texas GO	5.000%	10/1/2041	100	112
53

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	5.000%	10/1/2042	100	111
	Texas GO	5.000%	10/1/2044	150	164
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	15	16
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	125	123
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	50	49
[1]	Texas State Technical College & University Revenue	5.500%	8/1/2042	140	155
	Texas State University System College & University Revenue	4.000%	3/15/2049	45	40
[4]	Texas Transportation Commission GO	5.000%	4/1/2046	65	70
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2052	150	38
	Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/2057	15	15
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2036	55	63
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2037	65	74
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2039	65	73
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2042	15	17
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2043	130	142
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2045	60	65
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2050	90	94
	Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2055	50	53
	Texas Transportation Finance Corp. Highway Revenue	5.500%	10/1/2055	150	161
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	25	25
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	30	31
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	20	20
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	75	75
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	5	5
	Texas Water Development Board Water Revenue	5.000%	10/15/2037	140	156
	Texas Water Development Board Water Revenue	4.550%	10/15/2038	50	53
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	15	13
	Texas Water Development Board Water Revenue	4.000%	10/15/2039	100	102
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	15	16
	Texas Water Development Board Water Revenue	4.000%	10/15/2040	50	50
	Texas Water Development Board Water Revenue	4.650%	10/15/2040	15	16
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	50	50
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	20	20
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	40	40
	Texas Water Development Board Water Revenue	4.250%	10/15/2041	55	56
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	130	137
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	125	125
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	175	175
	Texas Water Development Board Water Revenue	5.000%	10/15/2042	60	61
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	75	73
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	150	148
	Texas Water Development Board Water Revenue	4.750%	10/15/2043	160	168
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	20	20
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	60	64
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	100	109
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	75	73
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	150	153
	Texas Water Development Board Water Revenue	5.000%	10/15/2046	25	25
	Texas Water Development Board Water Revenue	4.000%	10/15/2047	65	60
	Texas Water Development Board Water Revenue	4.125%	10/15/2047	85	82
	Texas Water Development Board Water Revenue	5.000%	10/15/2047	150	156
	Texas Water Development Board Water Revenue	4.000%	4/15/2048	40	37
	Texas Water Development Board Water Revenue	4.875%	10/15/2048	50	51
	Texas Water Development Board Water Revenue	5.000%	4/15/2049	100	102
	Texas Water Development Board Water Revenue	4.000%	10/15/2049	120	111
	Texas Water Development Board Water Revenue	5.000%	10/15/2049	95	99
	Texas Water Development Board Water Revenue	4.750%	10/15/2050	135	137
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	90	82
	Texas Water Development Board Water Revenue	4.000%	10/15/2051	75	68
	Texas Water Development Board Water Revenue	4.250%	10/15/2051	65	62
	Texas Water Development Board Water Revenue	4.800%	10/15/2052	135	136
	Texas Water Development Board Water Revenue	2.750%	10/15/2053	35	23
	Texas Water Development Board Water Revenue	5.000%	10/15/2053	110	114
	Texas Water Development Board Water Revenue	4.000%	10/15/2054	20	18
	Texas Water Development Board Water Revenue	4.750%	10/15/2055	225	225
	Texas Water Development Board Water Revenue	4.800%	10/15/2056	100	100
	Texas Water Development Board Water Revenue	5.000%	10/15/2057	5	5
54

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/2058	100	103
	Texas Water Development Board Water Revenue	4.375%	10/15/2059	40	38
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	125	129
[7]	Tyler Independent School District GO	4.000%	2/15/2047	65	61
	University of Houston College & University Revenue	5.000%	2/15/2042	50	53
	University of North Texas System College & University Revenue	5.000%	4/15/2047	70	71
	University of North Texas System College & University Revenue	4.000%	4/15/2050	170	155
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2049	75	79
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000%	8/1/2054	155	139
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2051	35	30
[7]	Waco Independent School District GO	3.000%	8/15/2052	50	36
	Waco TX GO	5.000%	2/1/2049	70	73
[7]	Waller Consolidated Independent School District GO	4.000%	2/15/2050	50	46
[7]	Waller Consolidated Independent School District GO	4.000%	2/15/2053	100	90
[7]	Waxahachie Independent School District GO	5.000%	2/15/2048	20	21
[7]	Waxahachie Independent School District GO	4.000%	2/15/2049	100	94
[7]	Waxahachie Independent School District GO	4.000%	2/15/2053	65	59
[7]	Waxahachie Independent School District GO	4.250%	2/15/2053	15	14
	Weatherford College of the Parker County Junior College District College & University Revenue	5.250%	8/1/2050	25	26
	Weatherford College of the Parker County Junior College District College & University Revenue	5.000%	8/1/2055	25	26
[2]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/2046	50	42
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/2058	60	39
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2041	25	25
[7]	White Settlement Independent School District GO	5.000%	8/15/2055	75	77
[7]	Wichita Falls Independent School District GO	2.375%	2/1/2051	10	6
[7]	Wylie Independent School District GO	3.125%	8/15/2050	10	8
[7]	Wylie Independent School District/Collin County GO	5.250%	8/15/2049	80	85
[7]	Wylie Independent School District/Collin County GO	5.250%	8/15/2054	25	26
[7]	Ysleta Independent School District GO	4.000%	8/15/2047	10	9
[7]	Ysleta Independent School District GO	4.000%	8/15/2052	55	50
[7]	Ysleta Independent School District GO	4.250%	8/15/2056	20	19
					35,381
Utah (0.7%)
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	140	144
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2036	40	44
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	45	49
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	145	158
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	90	97
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	100	108
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	60	64
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2044	10	11
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	45	46
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	205	207
	Salt Lake City UT Public Utilities Water Revenue	4.375%	2/1/2052	50	49
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2052	30	31
	Timpanogos Special Service District Sewer Revenue	5.000%	6/1/2054	15	16
	University of Utah College & University Revenue	5.000%	8/1/2046	55	57
	University of Utah College & University Revenue	5.250%	8/1/2048	35	37
	University of Utah College & University Revenue	4.000%	8/1/2051	100	89
	University of Utah College & University Revenue	5.250%	8/1/2053	25	26
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2040	65	70
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2037	30	33
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/2040	100	103
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	50	57
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	115	129
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	85	95
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	35	39
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2041	55	55
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2043	100	111
					1,925
Virginia (1.0%)
[1]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2041	120	120
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2046	70	70
[1]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	4.000%	7/1/2055	15	13
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	4.000%	4/1/2050	15	14
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2045	5	5
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2054	65	68
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2045	10	10
55

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2050	5	5
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2052	125	113
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2055	100	89
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2057	65	59
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2060	20	18
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2060	50	51
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/2060	25	26
	Hampton Roads Transportation Accountability Commission Intergovernmental Agreement Revenue	5.250%	7/1/2059	70	73
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	125	129
	Prince William County Service Authority Water Revenue	5.000%	7/15/2055	15	16
	University of Virginia College & University Revenue	5.000%	4/1/2038	125	127
	University of Virginia College & University Revenue	5.000%	4/1/2042	255	259
	University of Virginia College & University Revenue	2.180%	11/1/2051	170	103
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	35	33
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2038	55	51
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2039	80	73
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2037	10	10
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	25	27
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	5	6
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2041	55	60
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	35	38
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	25	25
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	25	28
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	95	95
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2036	50	48
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/2037	75	76
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2038	50	46
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	60	54
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2042	10	10
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2037	70	72
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/2048	100	106
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2037	75	83
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2040	30	30
	Virginia Resources Authority Miscellaneous Revenue	3.250%	11/1/2046	85	72
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/2053	10	10
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.125%	7/1/2058	55	50
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/2063	25	24
					2,495
Washington (3.2%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2046	65	74
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2036	50	55
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	20	21
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2046	30	29
	Douglas County Public Utility District No. 1 Wells Hydroelectric Project Electric Power & Light Revenue	3.000%	9/1/2052	50	37
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	50	53
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	95	102
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	90	99
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	200	211
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	60	67
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	165	185
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	170	182
	Energy Northwest Nuclear Revenue	5.000%	7/1/2042	10	11
	Energy Northwest Nuclear Revenue	5.000%	7/1/2043	30	33
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2040	5	6
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2037	90	101
	Fircrest Properties Lease (Abatement) Revenue	5.500%	6/1/2049	60	64
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2036	55	57
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	95	105
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	130	143
	King County WA Sewer Revenue	5.000%	7/1/2037	5	6
	King County WA Sewer Revenue	4.000%	7/1/2038	25	25
56

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
King County WA Sewer Revenue	4.000%	7/1/2039	85	85
King County WA Sewer Revenue	4.000%	7/1/2040	50	50
King County WA Sewer Revenue	4.000%	7/1/2045	35	35
King County WA Sewer Revenue	5.000%	7/1/2049	125	125
King County WA Sewer Revenue	4.000%	1/1/2052	65	58
Pierce County School District No. 10 Tacoma GO	4.000%	12/1/2041	100	101
Pierce County School District No. 10 Tacoma GO	5.000%	12/1/2048	50	52
Pierce County School District No. 320 Sumner GO	5.000%	12/1/2040	20	22
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2047	95	90
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	5	5
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/2045	145	141
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2047	100	95
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2047	90	94
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2051	20	18
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2052	50	51
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2054	15	16
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.250%	2/1/2055	55	58
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2040	55	61
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	75	83
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2038	100	101
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	10	10
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2040	110	111
Tacoma WA Electric System Electric Power & Light Revenue	2.500%	1/1/2051	60	38
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2054	15	15
Tacoma WA Electric System Electric Power & Light Revenue	5.250%	1/1/2055	35	37
University of Washington College & University Revenue	5.000%	7/1/2041	100	110
University of Washington College & University Revenue	3.125%	7/1/2042	40	34
University of Washington College & University Revenue	5.250%	12/1/2046	70	70
Washington GO	5.000%	2/1/2036	5	5
Washington GO	5.000%	8/1/2036	30	34
Washington GO	5.000%	8/1/2036	50	56
Washington GO	5.000%	8/1/2036	40	45
Washington GO	5.000%	8/1/2036	30	30
Washington GO	5.000%	8/1/2036	15	17
Washington GO	5.000%	2/1/2037	90	99
Washington GO	5.000%	2/1/2037	30	34
Washington GO	5.000%	7/1/2037	10	11
Washington GO	5.000%	8/1/2037	100	106
Washington GO	5.000%	8/1/2037	15	17
Washington GO	5.000%	8/1/2037	60	68
Washington GO	5.000%	8/1/2037	100	114
Washington GO	5.000%	8/1/2037	25	29
Washington GO	5.000%	2/1/2038	70	77
Washington GO	5.000%	2/1/2038	35	39
Washington GO	5.000%	2/1/2038	60	61
Washington GO	5.000%	8/1/2038	90	97
Washington GO	5.000%	8/1/2038	60	66
Washington GO	5.000%	8/1/2038	25	26
Washington GO	5.000%	8/1/2038	100	112
Washington GO	5.000%	8/1/2038	15	17
Washington GO	5.000%	2/1/2039	125	139
Washington GO	5.000%	2/1/2039	15	17
Washington GO	5.000%	6/1/2039	50	53
Washington GO	5.000%	8/1/2039	55	61
Washington GO	5.000%	8/1/2039	95	100
Washington GO	5.000%	2/1/2040	25	26
Washington GO	5.000%	2/1/2040	100	111
Washington GO	5.000%	8/1/2040	100	106
Washington GO	5.000%	8/1/2040	50	50
Washington GO	5.000%	8/1/2040	25	28
Washington GO	5.000%	2/1/2041	70	74
Washington GO	5.000%	2/1/2041	25	27
Washington GO	5.000%	2/1/2041	55	56
Washington GO	5.000%	2/1/2041	105	117
Washington GO	5.000%	6/1/2041	170	180
Washington GO	5.000%	8/1/2041	70	74
Washington GO	5.000%	8/1/2041	70	77
Washington GO	5.000%	2/1/2042	10	10
Washington GO	5.000%	2/1/2042	115	121
Washington GO	5.000%	2/1/2042	65	66
57

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	2/1/2042	100	106
	Washington GO	5.000%	2/1/2042	15	16
	Washington GO	5.000%	8/1/2042	15	16
	Washington GO	5.000%	8/1/2042	55	58
	Washington GO	5.000%	8/1/2042	10	10
	Washington GO	5.000%	8/1/2042	55	60
	Washington GO	5.000%	8/1/2042	15	17
	Washington GO	5.000%	2/1/2043	25	27
	Washington GO	5.000%	8/1/2043	85	89
	Washington GO	5.000%	8/1/2043	100	108
	Washington GO	5.000%	8/1/2043	175	188
	Washington GO	5.000%	8/1/2043	120	132
	Washington GO	5.000%	2/1/2045	55	59
	Washington GO	5.000%	2/1/2045	10	11
	Washington GO	5.000%	2/1/2045	115	124
	Washington GO	5.000%	2/1/2045	60	64
	Washington GO	5.000%	8/1/2045	20	22
	Washington GO	5.000%	8/1/2045	25	26
	Washington GO	5.000%	2/1/2046	50	52
	Washington GO	5.000%	2/1/2046	65	69
	Washington GO	5.000%	8/1/2046	90	95
	Washington GO	5.000%	8/1/2046	35	37
	Washington GO	5.000%	8/1/2046	5	5
	Washington GO	5.000%	2/1/2047	50	52
	Washington GO	5.000%	2/1/2048	50	52
	Washington GO	5.000%	2/1/2048	50	53
	Washington GO	5.000%	8/1/2048	50	52
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	120	120
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	100	100
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	25	16
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	85	68
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	35	28
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2058	50	49
	WBRP 3.2 College & University Revenue	4.000%	1/1/2048	100	95
					8,161
West Virginia (0.2%)
	West Virginia GO	4.000%	12/1/2042	175	175
	West Virginia GO	5.000%	12/1/2043	50	52
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	15	15
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2047	100	94
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2047	10	10
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	50	45
					391
Wisconsin (0.5%)
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	28	29
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2046	50	50
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2052	35	36
[2]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.250%	7/1/2065	110	111
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2045	100	41
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2045	50	20
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2050	125	38
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2055	230	53
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2060	150	27
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2060	400	71
	Wisconsin GO	5.000%	5/1/2036	100	112
	Wisconsin GO	5.000%	5/1/2036	110	125
	Wisconsin GO	5.000%	5/1/2036	125	142
	Wisconsin GO	5.000%	5/1/2037	20	23
	Wisconsin GO	5.000%	5/1/2038	50	57
	Wisconsin GO	5.000%	5/1/2038	100	114
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2041	50	50
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2046	70	65
					1,164
Total Tax-Exempt Municipal Bonds (Cost $253,566)					256,228
58

Long-Term Tax-Exempt Bond ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Investment Company (0.2%)
[8]	Vanguard Municipal Low Duration Fund (Cost $484)	3.451%	48,372	484
Total Investments (99.0%) (Cost $254,050)				256,712
Other Assets and Liabilities—Net (1.0%)				2,539
Net Assets (100%)				259,251
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Step bond.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
7	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
8	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Long-Term Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $253,566)	256,228
Affiliated Issuers (Cost $484)	484
Total Investments in Securities	256,712
Investment in Vanguard	6
Receivables for Accrued Income	3,340
Total Assets	260,058
Liabilities
Payables for Investment Securities Purchased	797
Payables to Vanguard	10
Total Liabilities	807
Net Assets	259,251
At April 30, 2026, net assets consisted of:

Paid-in Capital	255,620
Total Distributable Earnings (Loss)	3,631
Net Assets	259,251

Net Assets
Applicable to 2,500,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	259,251
Net Asset Value Per Share	$103.70

See accompanying Notes, which are an integral part of the Financial Statements.
60

Long-Term Tax-Exempt Bond ETF
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1]	4,109
Total Income	4,109
Expenses
The Vanguard Group—Note C
Investment Advisory Services	3
Management and Administrative	61
Marketing and Distribution	5
Custodian Fees	5
Shareholders’ Reports	6
Trustees’ Fees and Expenses	—
Professional Services	7
Other Expenses	1
Total Expenses	88
Net Investment Income	4,021
Realized Net Gain (Loss) on Investment Securities Sold[1]	16
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(1,069)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,968
1	Interest income from an affiliated company of the fund was $19. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
61

Long-Term Tax-Exempt Bond ETF
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	May 20, 2025[1] to October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,021	1,229
Realized Net Gain (Loss)	16	(7)
Change in Unrealized Appreciation (Depreciation)	(1,069)	3,731
Net Increase (Decrease) in Net Assets Resulting from Operations	2,968	4,953
Distributions
Total Distributions	(3,482)	(808)
Capital Share Transactions
Issued	129,686	125,935
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(1)
Net Increase (Decrease) from Capital Share Transactions	129,686	125,934
Total Increase (Decrease)	129,172	130,079
Net Assets
Beginning of Period	130,079	—
End of Period	259,251	130,079
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
62

Long-Term Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	May 20, 2025[1] to October 31, 2025
Net Asset Value, Beginning of Period	$104.06	$100.00
Investment Operations
Net Investment Income[2]	2.112	1.932
Net Realized and Unrealized Gain (Loss) on Investments	(.506)	3.456
Total from Investment Operations	1.606	5.388
Distributions
Dividends from Net Investment Income	(1.966)	(1.328)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.966)	(1.328)
Net Asset Value, End of Period	$103.70	$104.06
Total Return	1.56%	5.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$259	$130
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[3,4]
Ratio of Net Investment Income to Average Net Assets	4.11%	4.25%[3]
Portfolio Turnover Rate	6%	5%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Vanguard and the board of trustees have agreed to temporarily assume certain expenses (representing an annual rate of 0.09% of the fund’s average net assets) to maintain a total expense ratio of 0.09%. The fund will not be required to reimburse Vanguard for these amounts.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
63

Long-Term Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Long-Term Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $6,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
64

Long-Term Tax-Exempt Bond ETF
The following table summarizes the market value of the fund’s investments as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	256,228	—	256,228
Temporary Cash Investments	484	—	—	484
Total	484	256,228	—	256,712
E.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	254,054
Gross Unrealized Appreciation	3,574
Gross Unrealized Depreciation	(916)
Net Unrealized Appreciation (Depreciation)	2,658
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $7,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2026, the fund purchased $141,413,000 of investment securities and sold $12,492,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2026	May 20, 2025[1] to October 31, 2025
	Shares (000)	Shares (000)
Issued	1,250	1,250
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	1,250	1,250
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
65

Long-Term Tax-Exempt Bond ETF
J.Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0452 062026
66

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Core Tax-Exempt Bond ETF

A majority of independent trustees of the board of Vanguard Core Tax-Exempt Bond ETF (Trustees) have approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Municipal Bond Funds

A majority of independent trustees of the board of Vanguard Ultra-Short-Term Tax Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund, and Vanguard High-Yield Tax-Exempt Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement - Intermediate-Term Tax-Exempt Bond ETF

A majority of independent trustees of the board of Vanguard Intermediate-Term Tax-Exempt Bond ETF (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement - Long-Term Tax-Exempt Bond ETF

A majority of independent trustees of the board of Vanguard Long-Term Tax-Exempt Bond ETF (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangement was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Municipal Money Market Fund

A majority of independent trustees of the board of Vanguard Municipal Money Market Fund (Trustees) have approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement - Short Duration Tax-Exempt Bond ETF

A majority of independent trustees of the board of Vanguard Short Duration Tax-Exempt Bond ETF (Trustees) have approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Tax-Exempt Bond Index Fund

A majority of independent trustees of the board of Vanguard Tax-Exempt Bond Index Fund (Trustees) have approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.